DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio
VA U.S. Targeted Value Portfolio
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CPI	Consumer Price Index
P.L.C.	Public Limited Company
SA	Special Assessment
CP	Certificate Participation
GDR	Global Depositary Receipt
ST	Special Tax
LIBOR	London Interbank Offered Rate
USTMMR	U.S. Treasury Money Market Rate
AGM	Assured Guaranty Municipal Corporation
ETM	Escrowed to Maturity
GO	General Obligation
RB	Revenue Bond
SD CRED PROG	School District Credit Program
AMBAC	American Municipal Bond Assurance Corporation
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
USD	United States Dollar
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
JPY	Japanese Yen
DKK	Danish Krone

CONTINUED
Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2020.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

T.A. U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (7.3%)
	A.H. Belo Corp., Class A	10,763	$16,360
	Activision Blizzard, Inc.	161,228	13,322,270
	Alaska Communications Systems Group, Inc.	13,864	31,610
*	Alphabet, Inc., Class A	34,928	51,971,118
*	Alphabet, Inc., Class C	36,723	54,458,740
*	Altice USA, Inc., Class A	213,172	5,753,512
#	AMC Entertainment Holdings, Inc., Class A	1,130	4,565
#*	AMC Networks, Inc., Class A	49,426	1,141,741
#*	ANGI Homeservices, Inc., Class A	24,480	386,539
#	Anterix, Inc.	14,918	650,126
	AT&T, Inc.	1,919,706	56,784,903
	ATN International, Inc.	22,127	1,275,179
*	Ballantyne Strong, Inc.	2,943	5,062
*	Bandwidth, Inc., Class A	1,738	251,628
*	Boingo Wireless, Inc.	43,754	632,245
#*	Boston Omaha Corp., Class A	673	10,701
	Cable One, Inc.	4,983	9,081,816
#*	Cargurus, Inc.	6,382	184,376
#*	Cars.com, Inc.	64,962	527,491
	CenturyLink, Inc.	618,844	5,971,845
*	Charter Communications, Inc., Class A	59,771	34,667,180
*	Cincinnati Bell, Inc.	36,332	545,343
	Cinemark Holdings, Inc.	114,095	1,349,744
*	Clear Channel Outdoor Holdings, Inc.	17,724	16,244
	Cogent Communications Holdings, Inc.	34,353	3,095,549
	Comcast Corp., Class A	1,682,811	72,024,311
*	comScore, Inc.	62,078	186,234
*	Consolidated Communications Holdings, Inc.	59,053	431,087
#*	Cumulus Media, Inc., Class A	11,924	46,861
#*	Daily Journal Corp.	200	56,800
*	DHI Group, Inc.	38,113	95,283
#*	Discovery, Inc., Class A	93,472	1,972,259
#*	Discovery, Inc., Class B	1,077	37,997
*	Discovery, Inc., Class C	171,482	3,249,584
*	DISH Network Corp., Class A	118,079	3,791,517
*	Electronic Arts, Inc.	53,397	7,562,083
#	Emerald Holding, Inc.	39,411	107,198
#	Entercom Communications Corp., Class A	74,903	104,864
	Entravision Communications Corp., Class A	55,010	72,613
	EW Scripps Co. (The), Class A	77,469	881,597
*	Facebook, Inc., Class A	392,789	99,638,786
*	Fluent, Inc.	15,919	28,973
	Fox Corp., Class A	147,216	3,793,756
*	Fox Corp., Class B	106,087	2,733,862
#*	Gaia, Inc.	6,465	59,349
#	Gannett Co., Inc.	107,756	159,479
*	GCI Liberty, Inc., Class A	78,537	6,156,515
*	Glu Mobile, Inc.	89,155	841,623
*	Gray Television, Inc.	103,312	1,481,494
#*	Gray Television, Inc., Class A	2,241	28,707
*	Hemisphere Media Group, Inc.	17,209	151,439
*	IAC/InterActiveCorp	23,360	3,093,331
*	IDT Corp., Class B	30,495	198,522
#*	IMAX Corp.	63,916	721,612

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Interpublic Group of Cos., Inc. (The)	284,993	$5,144,124
*	Iridium Communications, Inc.	61,985	1,697,769
	John Wiley & Sons, Inc., Class A	43,611	1,475,360
	John Wiley & Sons, Inc., Class B	2,517	84,747
*	Liberty Broadband Corp.	145	20,246
*	Liberty Broadband Corp., Class A	12,570	1,697,076
*	Liberty Broadband Corp., Class C	54,499	7,481,078
*	Liberty Latin America, Ltd., Class C	94,838	970,193
#*	Liberty Media Corp.-Liberty Braves, Class A	6,772	128,059
*	Liberty Media Corp.-Liberty Braves, Class B	58	1,079
*	Liberty Media Corp.-Liberty Braves, Class C	35,280	657,972
*	Liberty Media Corp.-Liberty Formula One, Class A	12,931	427,887
#*	Liberty Media Corp.-Liberty Formula One, Class B	145	4,803
*	Liberty Media Corp.-Liberty Formula One, Class C	104,791	3,713,793
*	Liberty Media Corp.-Liberty SiriusXM, Class A	47,725	1,660,353
*	Liberty Media Corp.-Liberty SiriusXM, Class B	581	21,462
*	Liberty Media Corp.-Liberty SiriusXM, Class C	110,221	3,856,633
#*	Liberty TripAdvisor Holdings, Inc., Class A	70,102	173,853
#*	Lions Gate Entertainment Corp., Class A	72,225	553,243
*	Lions Gate Entertainment Corp., Class B	85,834	610,280
*	Live Nation Entertainment, Inc.	109,141	5,108,890
#	Loral Space & Communications, Inc.	13,810	250,928
*	Madison Square Garden Entertainment Corp.	15,108	1,070,553
*	Marchex, Inc., Class B	8,879	13,851
	Marcus Corp. (The)	22,469	310,297
*	Match Group, Inc.	77,465	7,955,655
*	Mediaco Holding, Inc., Class A	312	1,541
#*	Meet Group, Inc. (The)	111,428	694,196
#	Meredith Corp.	39,151	562,208
#*	MSG Networks, Inc., Class A	38,776	369,535
#	National CineMedia, Inc.	47,697	117,812
*	Netflix, Inc.	22,694	11,094,643
#	New York Times Co. (The), Class A	130,603	6,026,022
	News Corp., Class A	245,024	3,116,705
	News Corp., Class B	113,933	1,453,785
	Nexstar Media Group, Inc., Class A	40,471	3,547,283
	Omnicom Group, Inc.	98,476	5,291,115
*	ORBCOMM, Inc.	67,273	283,219
#*	QuinStreet, Inc.	42,903	500,893
*	Reading International, Inc., Class A	17,935	78,197
#*	Roku, Inc.	682	105,635
	Saga Communications, Inc., Class A	1,505	35,187
	Salem Media Group, Inc.	10,305	17,209
	Scholastic Corp.	36,967	884,620
	Shenandoah Telecommunications Co.	81,706	4,107,361
	Sirius XM Holdings, Inc.	224,186	1,318,214
#*	Snap, Inc., Class A	80,581	1,806,626
	Spok Holdings, Inc.	19,425	194,638
*	Take-Two Interactive Software, Inc.	42,835	7,025,797
*	TechTarget, Inc.	23,010	835,033
	TEGNA, Inc.	271,455	3,197,740
	Telephone and Data Systems, Inc.	119,820	2,326,904
*	T-Mobile US, Inc.	152,563	16,382,215
	Townsquare Media, Inc., Class A	6,660	29,570
*	Travelzoo	9,333	57,211
#	Tribune Publishing Co.	38,843	378,719
	TripAdvisor, Inc.	61,043	1,234,900
*	TrueCar, Inc.	104,201	391,796
*	Twitter, Inc.	137,314	4,998,230

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	United States Cellular Corp.	22,805	$676,624
	Verizon Communications, Inc.	1,431,638	82,290,552
#	ViacomCBS, Inc., Class A	9,032	250,548
#	ViacomCBS, Inc., Class B	237,072	6,180,467
*	Vonage Holdings Corp.	203,929	2,436,952
	Walt Disney Co. (The)	279,758	32,714,901
#	World Wrestling Entertainment, Inc., Class A	32,279	1,504,524
#*	Yelp, Inc.	31,816	794,764
*	Zedge, Inc., Class B	1,151	1,600
*	Zillow Group, Inc., Class A	33,294	2,266,988
#*	Zillow Group, Inc., Class C	67,984	4,649,426
*	Zynga, Inc., Class A	715,494	7,033,306
TOTAL COMMUNICATION SERVICES			716,199,218
CONSUMER DISCRETIONARY — (12.0%)
#*	1-800-Flowers.com, Inc., Class A	39,679	1,120,932
	Aaron's, Inc.	73,126	3,815,715
	Abercrombie & Fitch Co., Class A	70,398	677,933
	Acushnet Holdings Corp.	70,854	2,695,995
*	Adient P.L.C.	105,228	1,750,994
*	Adtalem Global Education, Inc.	59,364	2,038,560
	Advance Auto Parts, Inc.	24,628	3,697,648
*	Amazon.com, Inc.	77,547	245,411,440
	AMCON Distributing Co.	116	7,972
*	American Axle & Manufacturing Holdings, Inc.	131,850	930,861
	American Eagle Outfitters, Inc.	186,291	1,862,910
#*	American Public Education, Inc.	17,018	495,394
*	America's Car-Mart, Inc.	9,076	863,672
#	Aptiv P.L.C.	143,501	11,157,203
	Aramark	172,862	3,650,845
	Ark Restaurants Corp.	2,015	19,868
*	Asbury Automotive Group, Inc.	23,496	2,353,124
#*	At Home Group, Inc.	31,738	394,186
#	Autoliv, Inc.	74,686	4,856,831
*	AutoNation, Inc.	100,382	5,153,612
*	AutoZone, Inc.	4,440	5,360,945
*	Barnes & Noble Education, Inc.	36,311	76,979
	Bassett Furniture Industries, Inc.	6,115	53,629
*	BBQ Holdings, Inc.	5,581	16,743
	BBX Capital Corp.	5,541	77,131
*	Beazer Homes USA, Inc.	35,211	394,011
#	Bed Bath & Beyond, Inc.	142,052	1,537,003
	Best Buy Co., Inc.	256,123	25,507,290
#	Big 5 Sporting Goods Corp.	9,804	54,902
	Big Lots, Inc.	44,501	1,750,669
*	Biglari Holdings, Inc., Class A	117	36,997
*	Biglari Holdings, Inc., Class B	1,670	108,433
#	BJ's Restaurants, Inc.	22,963	460,638
#	Bloomin' Brands, Inc.	96,966	1,117,048
*	Booking Holdings, Inc.	11,405	18,956,593
#*	Boot Barn Holdings, Inc.	32,279	624,921
	BorgWarner, Inc.	147,289	5,390,777
	Bowl America, Inc., Class A	1,280	12,224
	Boyd Gaming Corp.	22,632	535,699
*	Bright Horizons Family Solutions, Inc.	35,847	3,844,232
#	Brinker International, Inc.	27,220	731,946
	Brunswick Corp.	88,416	5,922,104
#	Buckle, Inc. (The)	54,098	867,191
#*	Build-A-Bear Workshop, Inc.	11,684	27,574

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Burlington Stores, Inc.	29,056	$5,462,528
*	Caesars Entertainment, Inc.	24,198	751,348
	Caleres, Inc.	35,985	227,065
	Callaway Golf Co.	109,918	2,093,938
	Canterbury Park Holding Corp.	200	2,112
*	Capri Holdings, Ltd.	131,641	1,971,982
#*	CarMax, Inc.	88,512	8,583,009
#	Carnival Corp.	154,701	2,147,250
	Carriage Services, Inc.	20,052	443,350
#*	Carrols Restaurant Group, Inc.	54,176	332,641
	Carter's, Inc.	37,541	2,955,228
*	Carvana Co.	3,633	562,933
	Cato Corp. (The), Class A	21,615	155,412
*	Cavco Industries, Inc.	8,548	1,712,421
*	Century Communities, Inc.	35,383	1,260,342
#	Cheesecake Factory, Inc. (The)	52,283	1,254,792
#*	Chegg, Inc.	16,629	1,346,450
#	Chico's FAS, Inc.	115,478	146,657
	Children's Place, Inc. (The)	16,901	412,553
*	Chipotle Mexican Grill, Inc.	7,581	8,757,268
#	Choice Hotels International, Inc.	26,042	2,188,570
	Churchill Downs, Inc.	11,091	1,536,325
#*	Chuy's Holdings, Inc.	19,205	305,552
	Citi Trends, Inc.	13,513	232,694
	Clarus Corp.	29,568	354,225
#	Collectors Universe, Inc.	5,144	195,781
#	Columbia Sportswear Co.	53,468	4,055,013
#*	Conn's, Inc.	28,137	280,245
#*	Container Store Group, Inc. (The)	47,455	163,720
	Cooper Tire & Rubber Co.	56,375	1,751,007
#*	Cooper-Standard Holdings, Inc.	16,053	171,928
	Core-Mark Holding Co., Inc.	42,370	1,123,652
#	Cracker Barrel Old Country Store, Inc.	26,862	2,967,445
*	Crocs, Inc.	61,394	2,206,500
	Culp, Inc.	11,923	132,345
	Dana, Inc.	162,169	1,853,592
	Darden Restaurants, Inc.	75,481	5,729,008
#	Dave & Buster's Entertainment, Inc.	34,297	423,225
*	Deckers Outdoor Corp.	32,868	6,877,629
*	Del Taco Restaurants, Inc.	42,325	323,786
*	Delphi Technologies P.L.C.	57,700	864,923
*	Delta Apparel, Inc.	6,871	96,744
#*	Denny's Corp.	41,073	364,934
	Designer Brands, Inc., Class A	62,532	369,564
	Dick's Sporting Goods, Inc.	72,849	3,323,371
#	Dillard's, Inc., Class A	39,857	938,632
#	Dine Brands Global, Inc.	11,407	518,220
*	Dixie Group, Inc. (The)	7,544	7,921
	Dollar General Corp.	67,914	12,930,826
*	Dollar Tree, Inc.	118,193	11,033,317
	Domino's Pizza, Inc.	19,800	7,654,878
*	Dorman Products, Inc.	30,226	2,470,975
	DR Horton, Inc.	193,224	12,783,700
#*	Drive Shack, Inc.	32,469	58,120
#*	Duluth Holdings, Inc., Class B	5,670	41,901
	Dunkin' Brands Group, Inc.	42,812	2,942,469
	eBay, Inc.	248,489	13,736,472
#	Educational Development Corp.	2,000	26,680
#*	El Pollo Loco Holdings, Inc.	39,367	777,892

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Emerson Radio Corp.	11,467	$8,623
	Escalade, Inc.	11,525	176,909
#	Ethan Allen Interiors, Inc.	30,368	359,557
#*	Etsy, Inc.	29,729	3,519,319
#*	Everi Holdings, Inc.	19,215	109,141
	Expedia Group, Inc.	41,743	3,381,600
#*	Express, Inc.	56,511	57,076
	Extended Stay America, Inc.	198,863	2,269,027
*	Fiesta Restaurant Group, Inc.	25,982	168,363
#*	Five Below, Inc.	37,623	4,097,521
	Flexsteel Industries, Inc.	6,129	96,654
*	Floor & Decor Holdings, Inc., Class A	17,200	1,133,480
	Foot Locker, Inc.	98,355	2,890,653
	Ford Motor Co.	1,668,037	11,025,725
#*	Fossil Group, Inc.	33,192	109,866
#*	Fox Factory Holding Corp.	47,362	4,215,218
*	frontdoor, Inc.	50,212	2,108,653
#*	Full House Resorts, Inc.	6,121	8,508
#*	Funko, Inc., Class A	26,688	147,852
#	Gap, Inc. (The)	256,746	3,432,694
	Garmin, Ltd.	60,621	5,976,624
#*	Garrett Motion, Inc.	13,399	78,786
	General Motors Co.	429,877	10,699,639
*	Genesco, Inc.	16,493	256,466
	Gentex Corp.	313,552	8,462,768
*	Gentherm, Inc.	38,145	1,478,882
	Genuine Parts Co.	73,397	6,616,740
#*	G-III Apparel Group, Ltd.	49,150	486,093
	Goodyear Tire & Rubber Co. (The)	221,456	1,995,319
#*	GoPro, Inc., Class A	15,672	82,905
	Graham Holdings Co., Class B	4,575	1,822,543
*	Grand Canyon Education, Inc.	43,026	3,818,127
*	Green Brick Partners, Inc.	5,961	82,262
	Group 1 Automotive, Inc.	20,614	1,731,988
#*	Groupon, Inc.	13,544	207,900
#*	GrubHub, Inc.	46,987	3,394,341
#	Guess?, Inc.	76,328	789,232
	H&R Block, Inc.	89,975	1,304,637
	Hamilton Beach Brands Holding Co., Class A	12,308	187,082
#	Hanesbrands, Inc.	278,947	3,941,521
#	Harley-Davidson, Inc.	160,063	4,166,440
	Hasbro, Inc.	27,573	2,006,211
#	Haverty Furniture Cos., Inc.	19,590	278,570
#	Haverty Furniture Cos., Inc., Class A	717	10,192
*	Helen of Troy, Ltd.	27,618	5,199,088
#*	Hibbett Sports, Inc.	19,448	450,999
*	Hilton Grand Vacations, Inc.	77,254	1,568,256
	Hilton Worldwide Holdings, Inc.	75,224	5,645,561
	Home Depot, Inc. (The)	122,083	32,411,816
	Hooker Furniture Corp.	13,297	284,556
#*	Horizon Global Corp.	26,445	108,689
#*	Houghton Mifflin Harcourt Co.	121,747	360,371
*	Hudson, Ltd., Class A	38,175	167,206
	Hyatt Hotels Corp., Class A	26,807	1,286,736
*	Installed Building Products, Inc.	27,223	2,153,612
#	International Game Technology P.L.C.	48,760	480,774
#*	iRobot Corp.	26,507	1,926,794
*	J Alexander's Holdings, Inc.	10,076	40,506
#*	J. Jill, Inc.	6,159	3,520

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Jack in the Box, Inc.	24,776	$2,034,357
	Johnson Outdoors, Inc., Class A	8,983	786,551
*	K12, Inc.	47,453	2,172,873
	KB Home	49,212	1,655,492
	Kohl's Corp.	153,238	2,917,652
*	Kontoor Brands, Inc.	7,637	146,325
	L Brands, Inc.	43,142	1,053,096
*	Lakeland Industries, Inc.	3,363	79,569
#*	Lands' End, Inc.	31,663	272,935
	Las Vegas Sands Corp.	106,697	4,656,257
*	Laureate Education, Inc., Class A	6,180	78,362
	La-Z-Boy, Inc.	51,644	1,469,788
	LCI Industries	29,143	3,666,189
*	Leaf Group, Ltd.	27,296	140,028
	Lear Corp.	56,080	6,190,110
	Leggett & Platt, Inc.	96,376	3,863,714
	Lennar Corp., Class A	129,730	9,385,965
	Lennar Corp., Class B	14,378	774,543
*	LGI Homes, Inc.	26,671	3,043,428
	Lifetime Brands, Inc.	16,644	117,340
*	Lindblad Expeditions Holdings, Inc.	4,692	34,017
#*	Liquidity Services, Inc.	28,323	145,863
	Lithia Motors, Inc., Class A	25,926	5,940,943
*	LKQ Corp.	164,429	4,635,254
	Lowe's Cos., Inc.	216,161	32,188,535
*	Luby's, Inc.	14,250	16,245
*	Lululemon Athletica, Inc.	33,668	10,961,964
*	Lumber Liquidators Holdings, Inc.	26,295	586,904
*	M/I Homes, Inc.	25,779	1,073,180
#	Macy's, Inc.	263,458	1,596,555
#*	Magnite, Inc.	69,239	415,780
*	Malibu Boats, Inc., Class A	22,934	1,348,061
#	Marine Products Corp.	10,739	137,781
#*	MarineMax, Inc.	27,533	763,765
	Marriott International, Inc., Class A	60,831	5,099,159
	Marriott Vacations Worldwide Corp.	41,909	3,548,016
*	MasterCraft Boat Holdings, Inc.	23,269	481,668
#*	Mattel, Inc.	87,403	971,047
	McDonald's Corp.	100,382	19,502,215
	MDC Holdings, Inc.	70,739	3,171,229
»	Media General, Inc.	38,671	3,627
*	Meritage Homes Corp.	41,802	4,145,922
	MGM Resorts International	191,385	3,079,385
#*	Michaels Cos., Inc. (The)	27,245	195,619
*	Modine Manufacturing Co.	49,369	268,567
*	Mohawk Industries, Inc.	36,427	2,908,696
*	Monarch Casino & Resort, Inc.	1,439	52,077
#	Monro, Inc.	32,253	1,815,844
#*	Motorcar Parts of America, Inc.	21,278	354,172
	Movado Group, Inc.	16,048	154,703
*	Murphy USA, Inc.	49,255	6,521,855
	Nathan's Famous, Inc.	4,377	222,921
#*	National Vision Holdings, Inc.	74,988	2,398,866
*	Nautilus, Inc.	30,375	316,811
*	New Home Co., Inc. (The)	11,494	39,769
	Newell Brands, Inc.	246,142	4,036,729
	NIKE, Inc., Class B	250,218	24,423,779
	Nobility Homes, Inc.	1,152	27,648
#	Nordstrom, Inc.	107,537	1,472,182

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Norwegian Cruise Line Holdings, Ltd.	88,068	$1,201,248
*	NVR, Inc.	2,379	9,349,827
#	ODP Corp. (The)	37,116	819,150
#*	Ollie's Bargain Outlet Holdings, Inc.	34,873	3,665,152
*	O'Reilly Automotive, Inc.	30,530	14,574,411
#	Oxford Industries, Inc.	19,815	850,856
	Papa John's International, Inc.	28,426	2,691,089
#*	Penn National Gaming, Inc.	54,592	1,847,939
#	Penske Automotive Group, Inc.	91,715	4,110,666
*	Perdoceo Education Corp.	93,246	1,342,742
	PetMed Express, Inc.	22,786	710,923
*	Planet Fitness, Inc., Class A	61,537	3,212,231
*	Playa Hotels & Resorts NV	34,338	124,647
*	PlayAGS, Inc.	9,406	31,792
	Polaris, Inc.	48,416	5,017,350
	Pool Corp.	26,644	8,438,155
#*	Potbelly Corp.	22,742	79,597
	PulteGroup, Inc.	222,118	9,684,345
	PVH Corp.	51,995	2,530,077
*	Quotient Technology, Inc.	79,568	637,340
*	Qurate Retail, Inc., Class A	297,097	3,241,328
	Ralph Lauren Corp.	23,371	1,666,352
	RCI Hospitality Holdings, Inc.	12,873	155,506
#*	Red Lion Hotels Corp.	20,113	47,266
#*	Red Robin Gourmet Burgers, Inc.	12,544	109,635
	Red Rock Resorts, Inc., Class A	57,785	633,324
#*	Regis Corp.	55,466	425,979
	Rent-A-Center, Inc.	62,073	1,795,151
#*	RH	13,143	3,777,692
	Rocky Brands, Inc.	6,987	158,954
	Ross Stores, Inc.	102,929	9,229,643
	Royal Caribbean Cruises, Ltd.	94,154	4,586,241
#	Ruth's Hospitality Group, Inc.	33,216	222,381
#*	Sally Beauty Holdings, Inc.	79,829	926,815
#*	Scientific Games Corp., Class A	41,282	725,325
#*	SeaWorld Entertainment, Inc.	88,324	1,278,048
*	Select Interior Concepts, Inc., Class A	19,070	89,248
	Service Corp. International	146,578	6,355,622
*	ServiceMaster Global Holdings, Inc.	100,425	4,106,378
#*	Shake Shack, Inc., Class A	17,980	872,929
#*	Shiloh Industries, Inc.	14,216	20,187
	Shoe Carnival, Inc.	15,924	390,934
#	Shutterstock, Inc.	24,772	1,346,110
#	Signet Jewelers, Ltd.	58,728	630,739
	Six Flags Entertainment Corp.	42,394	737,232
*	Skechers U.S.A., Inc., Class A	110,656	3,240,008
*	Skyline Champion Corp.	52,978	1,495,569
#*	Sleep Number Corp.	33,780	1,570,770
#*	Smith & Wesson Brands, Inc.	61,801	1,476,426
	Sonic Automotive, Inc., Class A	34,417	1,311,976
*	Sonos, Inc.	20,756	332,096
*	Sportsman's Warehouse Holdings, Inc.	51,045	821,314
*	Stamps.com, Inc.	17,562	4,571,037
	Standard Motor Products, Inc.	22,348	1,016,387
	Starbucks Corp.	157,732	12,071,230
	Steven Madden, Ltd.	90,467	1,916,091
*	Stoneridge, Inc.	49,402	1,023,609
	Strategic Education, Inc.	22,913	2,891,850
	Strattec Security Corp.	3,705	80,065

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Superior Group of Cos, Inc.	13,632	$262,416
#	Superior Industries International, Inc.	26,113	39,170
*	Tandy Leather Factory, Inc.	9,590	30,113
	Tapestry, Inc.	154,923	2,069,771
	Target Corp.	206,306	25,969,799
*	Taylor Morrison Home Corp.	145,393	3,409,466
*	Tempur Sealy International, Inc.	48,541	3,929,394
#*	Tenneco, Inc., Class A	59,207	438,724
*	Tesla, Inc.	7,091	10,145,519
	Texas Roadhouse, Inc.	63,815	3,585,765
	Thor Industries, Inc.	36,631	4,175,568
	Tiffany & Co.	61,664	7,730,199
	Tilly's, Inc., Class A	20,768	124,816
	TJX Cos., Inc. (The)	311,709	16,205,751
#	Toll Brothers, Inc.	117,304	4,481,013
*	TopBuild Corp.	38,827	5,122,058
	Tractor Supply Co.	66,001	9,420,983
#*	TravelCenters of America, Inc.	5,314	74,290
*	TRI Pointe Group, Inc.	148,256	2,478,840
#*	Ulta Beauty, Inc.	32,508	6,273,719
#*	Under Armour, Inc., Class A	61,354	645,444
#*	Under Armour, Inc., Class C	104,748	994,059
*	Unifi, Inc.	19,408	232,120
*	Unique Fabricating, Inc.	1,260	3,704
*	Universal Electronics, Inc.	13,600	626,552
*	Universal Technical Institute, Inc.	18,857	140,108
#*	Urban Outfitters, Inc.	109,921	1,818,093
	Vail Resorts, Inc.	26,307	5,051,733
#*	Veoneer, Inc.	32,952	331,168
*	Vera Bradley, Inc.	31,254	137,049
	VF Corp.	99,123	5,983,064
*	Vince Holding Corp.	1,616	7,385
*	Vista Outdoor, Inc.	58,666	1,006,122
#*	Visteon Corp.	31,435	2,282,495
#*	VOXX International Corp.	14,866	96,926
#*	Wayfair, Inc., Class A	15,225	4,051,220
	Wendy's Co. (The)	265,103	6,145,088
	Weyco Group, Inc.	8,909	164,104
	Whirlpool Corp.	45,565	7,432,563
#	Williams-Sonoma, Inc.	86,541	7,539,452
	Wingstop, Inc.	20,623	3,222,344
	Winmark Corp.	2,732	434,333
	Winnebago Industries, Inc.	37,749	2,280,417
	Wolverine World Wide, Inc.	91,834	2,207,689
*	WW International, Inc	33,086	852,957
	Wyndham Destinations, Inc.	48,100	1,279,460
	Wyndham Hotels & Resorts, Inc.	74,421	3,286,431
	Wynn Resorts, Ltd.	63,293	4,584,312
*	YETI Holdings, Inc.	5,350	261,561
	Yum! Brands, Inc.	33,855	3,082,498
*	ZAGG, Inc.	31,708	90,368
*	Zovio, Inc.	27,482	108,279
*	Zumiez, Inc.	30,009	693,208
TOTAL CONSUMER DISCRETIONARY			1,172,963,216
CONSUMER STAPLES — (6.0%)
	Alico, Inc.	7,482	225,807
	Altria Group, Inc.	523,929	21,559,678
	Andersons, Inc. (The)	36,535	519,528

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Archer-Daniels-Midland Co.	214,400	$9,182,752
#	B&G Foods, Inc.	71,852	2,077,241
*	BJ's Wholesale Club Holdings, Inc.	70,960	2,841,948
#*	Boston Beer Co., Inc. (The), Class A	8,799	7,131,062
*	Bridgford Foods Corp.	2,509	40,395
	Brown-Forman Corp., Class A	12,986	821,235
	Brown-Forman Corp., Class B	108,606	7,530,740
	Bunge, Ltd.	99,617	4,327,362
	Calavo Growers, Inc.	17,713	1,023,280
#*	Cal-Maine Foods, Inc.	42,534	1,869,157
#	Campbell Soup Co.	124,514	6,172,159
	Casey's General Stores, Inc.	46,673	7,429,875
*	Central Garden & Pet Co.	13,355	505,620
*	Central Garden & Pet Co., Class A	49,190	1,704,434
#*	Chefs' Warehouse, Inc. (The)	28,528	328,928
	Church & Dwight Co., Inc.	73,376	7,068,310
	Clorox Co. (The)	47,674	11,275,378
	Coca-Cola Co. (The)	900,750	42,551,430
	Coca-Cola Consolidated, Inc.	9,711	2,229,257
	Colgate-Palmolive Co.	97,408	7,519,898
	Conagra Brands, Inc.	170,532	6,386,423
	Constellation Brands, Inc., Class A	46,984	8,372,549
	Constellation Brands, Inc., Class B	684	131,981
	Costco Wholesale Corp.	80,474	26,196,701
	Coty, Inc., Class A	402,862	1,494,618
#*	Craft Brew Alliance, Inc.	20,621	305,397
*	Darling Ingredients, Inc.	160,581	4,485,027
*	Dean Foods Co.	87,239	4,275
#*	Edgewell Personal Care Co.	61,865	1,849,145
*	elf Beauty, Inc.	43,720	780,839
#	Energizer Holdings, Inc.	14,447	724,228
	Estee Lauder Cos., Inc. (The), Class A	53,060	10,481,472
*	Farmer Bros Co.	16,955	84,436
	Flowers Foods, Inc.	238,838	5,433,564
#	Fresh Del Monte Produce, Inc.	53,816	1,215,165
#*	Freshpet, Inc.	1,386	133,125
	General Mills, Inc.	172,543	10,916,796
#*	Hain Celestial Group, Inc. (The)	65,904	2,239,418
*	Herbalife Nutrition, Ltd.	69,394	3,555,749
	Hershey Co. (The)	48,382	7,035,227
#	Hormel Foods Corp.	155,518	7,909,645
*	Hostess Brands, Inc.	140,301	1,779,017
#	Ingles Markets, Inc., Class A	16,505	664,326
	Ingredion, Inc.	60,426	5,226,849
	Inter Parfums, Inc.	29,381	1,201,389
	J&J Snack Foods Corp.	19,034	2,343,656
	JM Smucker Co. (The)	46,413	5,075,262
	John B. Sanfilippo & Son, Inc.	10,470	923,140
	Kellogg Co.	136,709	9,431,554
	Keurig Dr Pepper, Inc.	62,606	1,915,118
	Kimberly-Clark Corp.	36,348	5,526,350
	Kraft Heinz Co. (The)	127,011	4,366,638
	Kroger Co. (The)	497,869	17,320,863
	Lamb Weston Holdings, Inc.	40,621	2,440,510
	Lancaster Colony Corp.	20,755	3,291,535
*	Landec Corp.	30,527	288,175
*	Lifeway Foods, Inc.	2,867	8,286
	Limoneira Co.	18,068	243,557
	Mannatech, Inc.	600	10,080

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	McCormick & Co., Inc.	1,509	$294,225
	McCormick & Co., Inc. Non-Voting	54,096	10,543,310
	Medifast, Inc.	20,268	3,387,391
#	MGP Ingredients, Inc.	19,130	693,845
	Molson Coors Beverage Co., Class B	72,844	2,733,107
	Molson Coors Brewing Co., Class A	266	15,056
	Mondelez International, Inc., Class A	214,160	11,883,738
*	Monster Beverage Corp.	81,819	6,421,155
#*	National Beverage Corp.	25,483	1,634,734
#	Natura & Co. Holding SA, ADR	93,252	1,668,278
*	Natural Alternatives International, Inc.	5,470	37,251
#	Natural Grocers by Vitamin Cottage, Inc.	25,231	399,407
*	Nature's Sunshine Products, Inc.	13,753	130,791
	Nu Skin Enterprises, Inc., Class A	62,319	2,795,007
	Oil-Dri Corp. of America	5,619	195,373
	PepsiCo, Inc.	354,730	48,832,132
*	Performance Food Group Co.	8,072	226,177
	Philip Morris International, Inc.	124,624	9,572,369
#*	Pilgrim's Pride Corp.	104,657	1,606,485
*	Post Holdings, Inc.	82,356	7,308,271
#	PriceSmart, Inc.	28,620	1,870,889
	Procter & Gamble Co. (The)	458,732	60,148,940
#*	Revlon, Inc., Class A	10,191	64,407
#*	Rite Aid Corp.	13,790	209,056
	Rocky Mountain Chocolate Factory, Inc.	4,490	14,907
*	S&W Seed Co.	5,318	12,391
	Sanderson Farms, Inc.	25,997	2,898,536
	Seaboard Corp.	346	935,325
*	Seneca Foods Corp., Class A	8,682	340,161
*	Seneca Foods Corp., Class B	283	10,896
*	Simply Good Foods Co. (The)	73,375	1,763,935
	SpartanNash Co.	40,427	849,978
	Spectrum Brands Holdings, Inc.	51,489	2,788,644
#*	Sprouts Farmers Market, Inc.	130,962	3,454,778
	Sysco Corp.	127,951	6,762,210
#	Tootsie Roll Industries, Inc.	32,399	1,027,048
*	TreeHouse Foods, Inc.	63,122	2,766,006
	Turning Point Brands, Inc.	7,399	243,279
	Tyson Foods, Inc., Class A	142,930	8,783,048
#*	United Natural Foods, Inc.	34,382	682,483
	United-Guardian, Inc.	1,431	20,635
	Universal Corp.	27,678	1,166,904
*	US Foods Holding Corp.	177,055	3,594,216
*	USANA Health Sciences, Inc.	25,057	2,034,127
#	Vector Group, Ltd.	101,777	897,673
	Village Super Market, Inc., Class A	9,492	239,673
	Walgreens Boots Alliance, Inc.	206,301	8,398,514
	Walmart, Inc.	373,710	48,358,074
	WD-40 Co.	13,211	2,596,622
#	Weis Markets, Inc.	30,378	1,513,432
TOTAL CONSUMER STAPLES			582,552,448
ENERGY — (2.6%)
	Adams Resources & Energy, Inc.	3,585	75,894
	Amplify Energy Corp.	1,824	2,225
#*	Antero Resources Corp.	20,202	59,798
	Apache Corp.	249,171	3,824,775
#	Arch Resources, Inc.	17,608	546,200
	Archrock, Inc.	177,763	1,183,902

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ardmore Shipping Corp.	37,132	$152,613
*	Aspen Aerogels, Inc.	14,618	92,824
	Baker Hughes Co.	165,915	2,570,023
#	Berry Corp.	43,378	204,094
#*	Bonanza Creek Energy, Inc.	24,474	445,182
*	Bristow Group, Inc.	7,969	127,584
	Cabot Oil & Gas Corp.	266,063	4,975,378
	Cactus, Inc., Class A	25,000	565,500
#*	Callon Petroleum Co.	500	570
#*	Centennial Resource Development, Inc., Class A	10,063	7,923
*	ChampionX Corp.	116,849	1,111,234
*	Cheniere Energy, Inc.	54,829	2,712,939
	Chevron Corp.	497,377	41,749,825
	Cimarex Energy Co.	84,699	2,071,738
*	Clean Energy Fuels Corp.	168,855	401,875
*	CNX Resources Corp.	209,396	2,020,671
	Concho Resources, Inc.	74,043	3,890,219
	ConocoPhillips	355,296	13,284,517
#*	CONSOL Energy, Inc.	25,284	148,670
#*	Contango Oil & Gas Co.	83,866	149,282
#	Continental Resources, Inc.	90,091	1,557,673
#	Core Laboratories NV	23,099	492,702
#	CVR Energy, Inc.	90,290	1,733,568
*	Dawson Geophysical Co.	10,845	19,521
	Delek US Holdings, Inc.	82,364	1,439,723
	Devon Energy Corp.	248,458	2,606,324
#	DHT Holdings, Inc.	160,576	912,072
	Diamondback Energy, Inc.	26,883	1,071,556
	DMC Global, Inc.	14,992	440,465
*	Dorian LPG, Ltd.	58,481	499,428
#*	Dril-Quip, Inc.	40,242	1,339,656
#*	Earthstone Energy, Inc., Class A	22,715	59,740
	EnLink Midstream LLC	131,950	323,278
	EOG Resources, Inc.	192,042	8,997,168
#*	Epsilon Energy, Ltd.	1,800	5,526
	EQT Corp.	68,493	994,518
	Equitrans Midstream Corp.	76,566	738,862
	Evolution Petroleum Corp.	28,091	73,598
*	Exterran Corp.	32,201	160,039
	Exxon Mobil Corp.	795,870	33,490,210
*	Forum Energy Technologies, Inc.	62,246	31,160
*	Frank's International NV	219,251	499,892
#	GasLog, Ltd.	68,846	201,030
*	Geospace Technologies Corp.	10,570	79,804
#*	Goodrich Petroleum Corp.	6,434	47,933
#*	Green Plains, Inc.	39,424	509,752
*	Gulf Island Fabrication, Inc.	11,124	32,927
#*	Gulfport Energy Corp.	8,020	8,100
	Hallador Energy Co.	36,539	23,078
	Halliburton Co.	369,079	5,288,902
#*	Helix Energy Solutions Group, Inc.	182,876	766,250
	Helmerich & Payne, Inc.	63,099	1,125,055
	Hess Corp.	103,334	5,085,066
#*	HighPoint Resources Corp.	110,299	39,862
	HollyFrontier Corp.	130,068	3,576,870
*	Independence Contract Drilling, Inc.	1,854	6,211
	International Seaways, Inc.	32,786	566,214
	Kinder Morgan, Inc.	419,288	5,911,961
*	Laredo Petroleum, Inc.	11,546	175,037

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Liberty Oilfield Services, Inc., Class A	78,399	$442,954
#*	Mammoth Energy Services, Inc.	6,177	8,586
	Marathon Oil Corp.	478,231	2,625,488
	Marathon Petroleum Corp.	271,647	10,376,915
#*	Matador Resources Co.	113,012	980,944
*	Matrix Service Co.	29,930	262,037
	Mind Technology, Inc.	13,388	30,525
#*	Montage Resources Corp.	20,071	86,105
#	Murphy Oil Corp.	171,842	2,270,033
#	Nabors Industries, Ltd.	7,870	333,767
	NACCO Industries, Inc., Class A	7,344	160,393
	National Oilwell Varco, Inc.	206,144	2,372,717
*	Natural Gas Services Group, Inc.	13,076	83,425
	Navios Maritime Acquisition Corp.	3,300	15,180
*	Newpark Resources, Inc.	83,411	157,647
*	NexTier Oilfield Solutions, Inc.	204,070	514,256
	Noble Energy, Inc.	183,759	1,835,752
#	Nordic American Tankers, Ltd.	50,055	227,750
#*	Northern Oil and Gas, Inc.	108,329	86,826
#*	Oasis Petroleum, Inc.	190,612	121,992
	Occidental Petroleum Corp.	211,281	3,325,563
#*	Oceaneering International, Inc.	91,297	513,089
*	Oil States International, Inc.	58,044	260,037
	ONEOK, Inc.	153,700	4,289,767
*	Overseas Shipholding Group, Inc., Class A	57,379	132,546
	Panhandle Oil and Gas, Inc., Class A	13,067	28,747
*	Par Pacific Holdings, Inc.	51,571	382,141
	Parsley Energy, Inc., Class A	182,042	1,998,821
	Patterson-UTI Energy, Inc.	144,143	558,554
	PBF Energy, Inc., Class A	116,336	1,009,797
#*	PDC Energy, Inc.	96,514	1,376,290
#	Peabody Energy Corp.	70,365	219,539
*	Penn Virginia Corp.	14,681	145,489
	Phillips 66	102,695	6,369,144
	Pioneer Natural Resources Co.	59,992	5,814,425
#*	PrimeEnergy Resources Corp.	892	63,555
*	ProPetro Holding Corp.	98,002	526,271
	QEP Resources, Inc.	55,417	81,463
	Range Resources Corp.	116,132	750,213
#*	Renewable Energy Group, Inc.	59,963	1,653,780
*	REX American Resources Corp.	6,572	447,882
#*	Ring Energy, Inc.	35,789	39,368
#*	RPC, Inc.	67,733	201,167
*	SandRidge Energy, Inc.	6,943	9,026
	Schlumberger, Ltd.	274,953	4,987,647
#	Scorpio Tankers, Inc.	63,430	838,545
*	SEACOR Holdings, Inc.	22,640	658,371
*	SEACOR Marine Holdings, Inc.	21,852	53,756
#*	Select Energy Services, Inc., Class A	84,367	374,590
#	SFL Corp., Ltd.	120,746	1,003,399
#*	SilverBow Resources, Inc.	5,746	20,513
#	SM Energy Co.	109,755	323,777
#	Solaris Oilfield Infrastructure, Inc., Class A	33,902	246,129
#*	Southwestern Energy Co.	384,242	933,708
*	Talos Energy, Inc.	60,812	414,130
	Targa Resources Corp.	134,808	2,464,290
	TechnipFMC P.L.C.	170,196	1,366,674
#*	Teekay Tankers, Ltd., Class A	28,818	431,406
*	TETRA Technologies, Inc.	112,866	75,970

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Tidewater, Inc.	39,169	$243,631
#	US Silica Holdings, Inc.	45,226	159,648
#	Valaris P.L.C.	53,149	20,840
	Valero Energy Corp.	170,149	9,567,478
	Williams Cos., Inc. (The)	338,069	6,467,260
	World Fuel Services Corp.	73,380	1,726,631
*	WPX Energy, Inc.	325,429	1,942,811
TOTAL ENERGY			250,817,356
FINANCIALS — (13.0%)
	1st Constitution Bancorp	7,433	91,872
	1st Source Corp.	29,562	979,093
	ACNB Corp.	7,164	147,578
	Affiliated Managers Group, Inc.	21,920	1,507,877
	Aflac, Inc.	183,386	6,523,040
	Alleghany Corp.	7,092	3,704,293
#	Allegiance Bancshares, Inc.	21,261	518,556
	Allstate Corp. (The)	115,867	10,936,686
	Ally Financial, Inc.	287,405	5,776,840
	Altabancorp	15,559	291,731
*	A-Mark Precious Metals, Inc.	7,393	178,097
*	Ambac Financial Group, Inc.	25,869	331,123
	American Equity Investment Life Holding Co.	102,421	2,606,614
	American Express Co.	272,571	25,436,326
	American Financial Group, Inc.	68,232	4,146,459
	American International Group, Inc.	169,669	5,453,162
	American National Bankshares, Inc.	10,541	231,480
	American National Group, Inc.	17,036	1,254,701
	American River Bankshares	2,071	20,337
	Ameriprise Financial, Inc.	87,443	13,433,868
	Ameris Bancorp	77,789	1,794,981
	AMERISAFE, Inc.	26,204	1,662,906
	AmeriServ Financial, Inc.	3,367	9,663
	Ames National Corp.	8,700	160,950
	Aon P.L.C., Class A	49,875	10,235,347
*	Arch Capital Group, Ltd.	171,399	5,270,519
	Ares Management Corp., Class A	32,501	1,298,090
	Argo Group International Holdings, Ltd.	38,705	1,297,005
	Arrow Financial Corp.	16,304	445,099
	Arthur J Gallagher & Co.	56,579	6,081,677
	Artisan Partners Asset Management, Inc., Class A	45,888	1,662,522
	Associated Banc-Corp	148,534	1,907,177
	Associated Capital Group, Inc., Class A	2,487	100,574
	Assurant, Inc.	58,169	6,251,422
	Assured Guaranty, Ltd.	113,147	2,469,999
*	Asta Funding, Inc.	736	9,546
*	Athene Holding, Ltd., Class A	55,011	1,774,105
*	Atlantic Capital Bancshares, Inc.	25,662	256,620
	Atlantic Union Bankshares Corp.	88,874	2,005,886
*	Atlanticus Holdings Corp.	11,295	92,280
	Auburn National BanCorp, Inc.	2,087	94,959
	Axis Capital Holdings, Ltd.	62,829	2,520,699
#*	Axos Financial, Inc.	69,729	1,562,627
	Banc of California, Inc.	56,566	606,388
	BancFirst Corp.	32,722	1,425,370
*	Bancorp, Inc. (The)	71,775	676,838
	BancorpSouth Bank	116,483	2,437,989
	Bank of America Corp.	1,804,342	44,892,029
	Bank of Commerce Holdings	14,664	110,713

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Bank of Hawaii Corp.	37,188	$2,105,956
	Bank of Marin Bancorp	14,420	452,932
	Bank of New York Mellon Corp. (The)	205,363	7,362,264
#	Bank of NT Butterfield & Son, Ltd. (The)	64,374	1,675,655
	Bank of Princeton (The)	4,409	79,318
	Bank of South Carolina Corp.	800	13,496
	Bank OZK	89,116	2,143,240
	BankFinancial Corp.	20,625	150,356
	BankUnited, Inc.	101,580	2,045,821
	Bankwell Financial Group, Inc.	5,396	80,400
	Banner Corp.	38,940	1,379,644
#	Bar Harbor Bankshares	13,636	271,084
*	Baycom Corp.	5,183	53,281
	BCB Bancorp, Inc.	12,179	98,041
*	Berkshire Hathaway, Inc., Class B	359,350	70,353,543
	Berkshire Hills Bancorp, Inc.	48,749	485,540
#	BGC Partners, Inc., Class A	296,735	821,956
	BlackRock, Inc.	18,727	10,768,212
	Blackstone Group, Inc. (The), Class A	36,375	1,938,060
*	Blucora, Inc.	52,563	619,718
#	BOK Financial Corp.	46,270	2,577,239
	Boston Private Financial Holdings, Inc.	96,824	569,809
	Bridge Bancorp, Inc.	21,363	386,457
*	Bridgewater Bancshares, Inc.	17,270	160,438
*	Brighthouse Financial, Inc.	42,882	1,215,276
*	BrightSphere Investment Group P.L.C.	79,245	1,065,053
	Brookline Bancorp, Inc.	89,492	858,676
	Brown & Brown, Inc.	153,048	6,959,093
	Bryn Mawr Bank Corp.	24,048	626,210
#	Business First Bancshares, Inc.	1,176	16,041
#	Byline Bancorp, Inc.	5,242	67,936
	C&F Financial Corp.	2,604	76,427
	Cadence BanCorp	122,098	953,585
»	Calamos Asset Management, Inc., Class A	9,339	0
#	Cambridge Bancorp	1,974	106,971
	Camden National Corp.	17,615	558,219
*	Cannae Holdings, Inc.	90,690	3,417,199
	Capital City Bank Group, Inc.	16,503	310,751
	Capital One Financial Corp.	125,997	8,038,609
	Capitol Federal Financial, Inc.	178,198	1,719,611
	Capstar Financial Holdings, Inc.	15,450	156,818
	Cathay General Bancorp	84,165	2,035,110
	Cboe Global Markets, Inc.	19,753	1,732,338
	CBTX, Inc.	15,979	252,308
	CCUR Holdings, Inc.	5,474	17,298
	Central Pacific Financial Corp.	41,241	641,710
	Central Valley Community Bancorp	9,445	124,107
	Century Bancorp, Inc., Class A	4,330	301,541
	Charles Schwab Corp. (The)	258,756	8,577,761
	Chemung Financial Corp.	3,869	104,502
	Chubb, Ltd.	87,787	11,170,018
	Cincinnati Financial Corp.	73,427	5,722,166
	CIT Group, Inc.	74,984	1,422,446
	Citigroup, Inc.	426,981	21,353,320
	Citizens & Northern Corp.	9,655	170,894
	Citizens Community Bancorp, Inc.	5,226	34,596
	Citizens Financial Group, Inc.	164,685	4,085,835
	Citizens Holding Co.	2,051	44,220
#*	Citizens, Inc.	28,479	163,469

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	City Holding Co.	18,549	$1,158,571
	Civista Bancshares, Inc.	14,290	187,628
	CME Group, Inc.	53,928	8,961,755
	CNA Financial Corp.	29,562	984,415
	CNB Financial Corp.	15,464	252,527
	CNO Financial Group, Inc.	150,916	2,278,832
*	Coastal Financial Corp.	4,886	65,326
	Codorus Valley Bancorp, Inc.	7,482	87,914
	Cohen & Steers, Inc.	52,247	3,144,224
	Colony Bankcorp, Inc.	5,329	56,860
	Columbia Banking System, Inc.	80,383	2,325,480
*	Columbia Financial, Inc.	28,462	342,398
	Comerica, Inc.	81,765	3,149,588
#	Commerce Bancshares, Inc.	111,739	6,398,175
	Commercial National Financial Corp.	123	2,214
#	Community Bank System, Inc.	60,816	3,419,684
	Community Bankers Trust Corp.	19,082	98,463
	Community Financial Corp. (The)	4,091	92,129
*	Community First Bancshares, Inc.	927	6,582
	Community Trust Bancorp, Inc.	20,692	633,382
	Community West Bancshares	4,200	33,852
	ConnectOne Bancorp, Inc.	46,164	636,602
#*	Consumer Portfolio Services, Inc.	27,444	89,742
	County Bancorp, Inc.	4,577	84,949
	Cowen, Inc., Class A	22,872	376,702
	Crawford & Co., Class A	32,830	240,644
	Crawford & Co., Class B	20,524	136,485
#*	Credit Acceptance Corp.	19,651	9,195,489
#	Cullen/Frost Bankers, Inc.	46,527	3,352,736
#*	Customers Bancorp, Inc.	35,207	417,203
	CVB Financial Corp.	136,289	2,462,742
	Diamond Hill Investment Group, Inc.	3,690	420,771
	Dime Community Bancshares, Inc.	40,009	469,906
	Discover Financial Services	156,725	7,746,917
	Donegal Group, Inc., Class A	26,556	371,253
	Donegal Group, Inc., Class B	1,947	23,228
*	Donnelley Financial Solutions, Inc.	34,663	299,835
	E*TRADE Financial Corp.	163,776	8,314,908
	Eagle Bancorp Montana, Inc.	4,900	75,705
	Eagle Bancorp, Inc.	36,809	1,107,215
	East West Bancorp, Inc.	118,983	4,123,951
	Eaton Vance Corp.	93,873	3,392,570
*	eHealth, Inc.	20,127	1,391,581
	Emclaire Financial Corp.	300	6,183
	Employers Holdings, Inc.	41,844	1,360,767
*	Encore Capital Group, Inc.	34,889	1,274,495
*	Enova International, Inc.	37,908	609,940
#*	Enstar Group, Ltd.	12,513	2,101,558
	Enterprise Bancorp, Inc.	7,524	161,766
	Enterprise Financial Services Corp.	30,672	891,328
	Equitable Holdings, Inc.	20,501	419,450
*	Equity Bancshares, Inc., Class A	16,693	236,039
#	Erie Indemnity Co., Class A	25,342	5,324,861
#*	Esquire Financial Holdings, Inc.	4,767	74,127
	ESSA Bancorp, Inc.	7,776	97,978
	Essent Group, Ltd.	62,643	2,244,499
	Evans Bancorp, Inc.	4,016	88,553
	Evercore, Inc., Class A	45,505	2,516,426
	Everest Re Group, Ltd.	19,573	4,282,377

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	EZCORP, Inc., Class A	61,225	$350,207
	FactSet Research Systems, Inc.	23,188	8,030,004
#	Farmers & Merchants Bancorp, Inc.	4,427	95,136
	Farmers National Banc Corp.	24,436	264,153
	Fauquier Bankshares, Inc.	700	9,870
#	FB Financial Corp.	34,729	882,464
	FBL Financial Group, Inc., Class A	26,864	934,330
	Federal Agricultural Mortgage Corp., Class A	635	36,513
	Federal Agricultural Mortgage Corp., Class C	10,300	612,953
	Federated Hermes, Inc., Class B	112,661	2,969,744
	FedNat Holding Co.	13,480	126,173
#	Fidelity D&D Bancorp, Inc.	1,602	73,147
	Fidelity National Financial, Inc.	140,300	4,540,108
	Fifth Third Bancorp	251,933	5,003,389
	Financial Institutions, Inc.	18,608	274,840
*	First Acceptance Corp.	16,289	12,787
	First American Financial Corp.	118,781	6,059,019
	First Bancorp	34,287	708,369
	First BanCorp	240,436	1,307,972
	First Bancorp, Inc. (The)	9,663	194,613
	First Bancshares, Inc. (The)	11,881	236,551
	First Bank	13,632	89,017
	First Busey Corp.	61,191	1,046,366
	First Business Financial Services, Inc.	6,819	101,399
	First Capital, Inc.	2,028	108,518
	First Choice Bancorp	7,465	112,945
	First Citizens BancShares, Inc., Class A	8,840	3,764,691
	First Commonwealth Financial Corp.	114,248	899,132
	First Community Bancshares, Inc.	19,210	375,748
	First Community Corp.	5,860	78,524
	First Financial Bancorp	109,734	1,526,949
#	First Financial Bankshares, Inc.	94,344	2,822,772
	First Financial Corp.	8,447	282,383
	First Financial Northwest, Inc.	13,447	122,368
	First Foundation, Inc.	50,605	777,799
	First Guaranty Bancshares, Inc.	2,062	24,311
#	First Hawaiian, Inc.	7,631	132,627
	First Horizon National Corp.	493,036	4,570,444
	First Internet Bancorp	8,289	121,434
	First Interstate BancSystem, Inc., Class A	42,696	1,242,881
	First Merchants Corp.	61,879	1,511,704
	First Mid Bancshares, Inc.	13,169	321,455
	First Midwest Bancorp, Inc.	128,571	1,560,209
	First National Corp.	699	9,332
	First Northwest Bancorp	7,811	80,063
	First of Long Island Corp. (The)	25,402	378,744
	First Republic Bank	47,024	5,289,260
	First Savings Financial Group, Inc.	1,058	44,965
	First United Corp.	5,001	54,061
*	First Western Financial, Inc.	1,300	18,343
	FirstCash, Inc.	54,922	3,165,704
	Flagstar Bancorp, Inc.	65,884	2,067,440
	Flushing Financial Corp.	33,828	374,814
	FNB Corp.	259,622	1,923,799
	Franklin Financial Network, Inc.	17,772	469,181
	Franklin Financial Services Corp.	1,100	26,532
	Franklin Resources, Inc.	131,346	2,764,833
	FS Bancorp, Inc.	4,384	166,592
	Fulton Financial Corp.	184,698	1,791,571

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	FVCBankcorp, Inc.	2,121	$20,913
	GAMCO Investors, Inc., Class A	8,441	99,519
*	Genworth Financial, Inc., Class A	268,656	548,058
#	German American Bancorp, Inc.	28,257	803,629
	Glacier Bancorp, Inc.	87,779	3,099,476
	Global Indemnity, Ltd.	12,412	283,614
	Globe Life, Inc	60,777	4,837,849
	Goldman Sachs Group, Inc. (The)	66,330	13,130,687
*	Great Elm Capital Group, Inc.	8,182	21,273
	Great Southern Bancorp, Inc.	16,952	611,459
	Great Western Bancorp, Inc.	53,340	693,420
*	Green Dot Corp., Class A	61,380	3,111,352
	Greene County Bancorp, Inc.	358	7,708
	Greenhill & Co., Inc.	8,271	99,087
#*	Greenlight Capital Re, Ltd., Class A	30,002	193,813
	Guaranty Bancshares, Inc.	7,818	211,868
	Guaranty Federal Bancshares, Inc.	1,800	26,568
*	Hallmark Financial Services, Inc.	17,622	50,046
	Hamilton Lane, Inc., Class A	19,882	1,436,276
	Hancock Whitney Corp.	99,460	1,895,708
	Hanmi Financial Corp.	34,475	318,204
	Hanover Insurance Group, Inc. (The)	33,514	3,414,406
*	HarborOne Bancrop, Inc.	34,764	301,056
	Hartford Financial Services Group, Inc. (The)	195,278	8,264,165
	Hawthorn Bancshares, Inc.	3,576	59,076
#	HCI Group, Inc.	13,757	613,837
	Heartland Financial USA, Inc.	41,249	1,288,619
#	Hennessy Advisors, Inc.	5,706	44,735
	Heritage Commerce Corp.	62,304	422,421
	Heritage Financial Corp.	40,642	768,743
	Heritage Insurance Holdings, Inc.	32,470	385,419
	Hilltop Holdings, Inc.	118,386	2,304,975
	Hingham Institution For Savings (The)	2,003	352,528
*	HMN Financial, Inc.	3,012	42,168
#	Home Bancorp, Inc.	8,231	192,441
	Home BancShares, Inc.	150,350	2,455,216
	HomeStreet, Inc.	30,555	807,874
	HomeTrust Bancshares, Inc.	6,636	95,691
	Hope Bancorp, Inc.	144,532	1,218,405
	Horace Mann Educators Corp.	46,297	1,739,841
	Horizon Bancorp, Inc.	47,538	480,609
	Houlihan Lokey, Inc.	35,399	1,939,865
*	Howard Bancorp, Inc.	16,911	160,824
	Huntington Bancshares, Inc.	554,716	5,142,217
	IF Bancorp, Inc.	723	11,655
	Independence Holding Co.	12,783	422,606
	Independent Bank Corp.	36,378	2,347,109
	Independent Bank Corp.	25,505	356,177
#	Independent Bank Group, Inc.	47,016	2,065,413
	Interactive Brokers Group, Inc., Class A	83,490	4,141,104
	Intercontinental Exchange, Inc.	129,584	12,541,140
	International Bancshares Corp.	72,651	2,210,043
#	Invesco, Ltd.	217,830	2,187,013
	Investar Holding Corp.	7,734	103,094
	Investors Bancorp, Inc.	272,898	2,215,932
	Investors Title Co.	1,811	208,410
	James River Group Holdings, Ltd.	34,241	1,586,043
#	Janus Henderson Group P.L.C.	112,215	2,344,171
	Jefferies Financial Group, Inc.	170,544	2,762,813

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	944,852	$91,310,497
	Kearny Financial Corp.	96,417	775,193
	Kemper Corp.	60,631	4,760,746
	Kentucky First Federal Bancorp	1,549	9,309
	KeyCorp	375,709	4,512,265
	Kingstone Cos., Inc.	5,834	31,504
	Kinsale Capital Group, Inc.	8,917	1,737,923
	KKR & Co., Inc., Class A	59,646	2,109,679
	Lake Shore Bancorp, Inc.	1,022	11,825
	Lakeland Bancorp, Inc.	56,672	576,921
	Lakeland Financial Corp.	27,255	1,206,306
	Landmark Bancorp, Inc.	2,586	53,272
	Lazard, Ltd., Class A	115,809	3,395,520
	LCNB Corp.	14,976	187,500
	Legg Mason, Inc.	85,041	4,251,200
#*	LendingClub Corp.	67,870	354,281
#*	LendingTree, Inc.	5,584	1,933,683
	Level One Bancorp, Inc.	5,109	82,613
*	Limestone Bancorp, Inc.	1,427	15,098
	Lincoln National Corp.	88,474	3,297,426
#	Live Oak Bancshares, Inc.	42,202	717,856
	Loews Corp.	110,411	4,020,065
	LPL Financial Holdings, Inc.	117,470	9,282,479
	Luther Burbank Corp.	3,141	30,059
	M&T Bank Corp.	44,186	4,681,507
	Macatawa Bank Corp.	31,316	225,475
	Mackinac Financial Corp.	7,534	68,559
#*	Maiden Holdings, Ltd.	98,338	138,657
*	MainStreet Bancshares, Inc.	1,520	19,654
*	Malvern Bancorp, Inc.	5,035	60,823
*	Markel Corp.	6,060	6,329,912
	MarketAxess Holdings, Inc.	17,846	9,221,028
	Marlin Business Services Corp.	16,396	120,347
	Marsh & McLennan Cos., Inc.	97,170	11,330,022
#*	MBIA, Inc.	166,900	1,336,869
	Mercantile Bank Corp.	16,848	358,694
	Merchants Bancorp	1,147	21,139
	Mercury General Corp.	61,677	2,646,560
	Meridian Bancorp, Inc.	61,364	699,856
#*	Meridian Corp.	2,163	32,488
	Meta Financial Group, Inc.	43,201	806,131
	MetLife, Inc.	167,232	6,329,731
*	Metropolitan Bank Holding Corp.	3,843	113,676
	MGIC Investment Corp.	111,894	925,363
	Mid Penn Bancorp, Inc.	2,532	48,665
	Middlefield Banc Corp.	4,154	73,277
	Midland States Bancorp, Inc.	19,359	272,768
	MidWestOne Financial Group, Inc.	10,788	195,047
*	MMA Capital Holdings, Inc.	4,788	118,647
#	Moelis & Co., Class A	40,491	1,206,227
	Moody's Corp.	41,220	11,595,186
	Morgan Stanley	229,348	11,210,530
	Morningstar, Inc.	39,025	6,557,761
#*	Mr Cooper Group, Inc.	19,504	318,500
	MSCI, Inc.	55,417	20,835,684
	MVB Financial Corp.	9,643	127,480
	Nasdaq, Inc.	85,845	11,272,307
	National Bank Holdings Corp., Class A	34,978	971,689
	National Bankshares, Inc.	3,544	88,884

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	National General Holdings Corp.	101,362	$3,445,294
	National Western Life Group, Inc., Class A	3,855	750,915
	Navient Corp.	215,404	1,714,616
	NBT Bancorp, Inc.	57,004	1,698,149
	Nelnet, Inc., Class A	31,413	1,821,954
	New York Community Bancorp, Inc.	282,910	2,979,042
»	NewStar Financial, Inc.	42,768	4,345
*	NI Holdings, Inc.	9,028	148,781
*	Nicholas Financial, Inc.	1,248	10,184
*	Nicolet Bankshares, Inc.	8,603	481,940
*	NMI Holdings, Inc., Class A	76,782	1,191,657
*	Northeast Bank	6,219	118,410
	Northern Trust Corp.	101,409	7,945,395
	Northfield Bancorp, Inc.	58,568	562,838
	Northrim BanCorp, Inc.	6,426	147,927
	Northwest Bancshares, Inc.	146,020	1,438,297
	Norwood Financial Corp.	4,164	100,852
	Oak Valley Bancorp	4,855	62,144
	OceanFirst Financial Corp.	67,649	1,036,383
	Oconee Federal Financial Corp.	400	10,164
*	Ocwen Financial Corp.	935	1,113
	OFG Bancorp	57,688	754,559
	Ohio Valley Banc Corp.	4,777	94,107
	Old National Bancorp	186,854	2,614,087
	Old Point Financial Corp.	2,663	40,904
	Old Republic International Corp.	227,219	3,651,409
	Old Second Bancorp, Inc.	9,603	79,897
*	On Deck Capital, Inc.	84,683	123,637
	OneMain Holdings, Inc.	55,271	1,586,278
	Oppenheimer Holdings, Inc., Class A	10,148	215,036
	Origin Bancorp, Inc.	9,820	233,127
	Orrstown Financial Services, Inc.	8,572	116,579
*	Pacific Mercantile Bancorp	17,616	65,355
	Pacific Premier Bancorp, Inc.	105,396	2,214,370
	PacWest Bancorp	94,142	1,720,445
	Park National Corp.	18,531	1,589,219
	Parke Bancorp, Inc.	9,531	111,417
	PCB Bancorp	7,184	66,093
	PCSB Financial Corp.	15,491	172,260
	Peapack-Gladstone Financial Corp.	22,555	367,195
	Penns Woods Bancorp, Inc.	5,436	109,807
	Pennymac Financial Services, Inc.	68,342	3,298,185
	Peoples Bancorp of North Carolina, Inc.	3,810	63,056
	Peoples Bancorp, Inc.	22,037	442,283
	Peoples Financial Services Corp.	3,385	121,555
	People's United Financial, Inc.	288,844	3,116,627
	Pinnacle Financial Partners, Inc.	51,552	2,042,490
	Piper Sandler Cos.	19,045	1,179,076
	PJT Partners, Inc., Class A	4,512	241,527
	Plumas Bancorp	3,091	64,509
	PNC Financial Services Group, Inc. (The)	104,954	11,195,443
#*	Ponce de Leon Federal Bank	14,479	131,759
	Popular, Inc.	64,678	2,400,201
#*	PRA Group, Inc.	50,953	2,015,701
	Preferred Bank	16,917	630,158
	Premier Financial Bancorp, Inc.	12,010	127,306
	Premier Financial Corp.	26,845	474,620
	Primerica, Inc.	58,393	6,987,306
	Principal Financial Group, Inc.	107,116	4,544,932

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ProAssurance Corp.	52,206	$767,428
	Progressive Corp. (The)	140,012	12,648,684
	Prosperity Bancshares, Inc.	70,373	3,909,924
	Protective Insurance Corp., Class A	298	4,367
	Protective Insurance Corp., Class B	9,068	116,070
	Provident Bancorp, Inc.	12,142	95,315
	Provident Financial Holdings, Inc.	6,656	81,203
	Provident Financial Services, Inc.	74,096	1,011,410
	Prudential Bancorp, Inc.	6,497	72,766
	Prudential Financial, Inc.	79,402	5,031,705
	Pzena Investment Management, Inc., Class A	8,763	45,918
	QCR Holdings, Inc.	16,621	496,635
	Radian Group, Inc.	80,134	1,195,599
*	Randolph Bancorp, Inc.	1,654	17,747
	Raymond James Financial, Inc.	70,406	4,891,809
	RBB Bancorp	9,560	122,368
*	Regional Management Corp.	13,416	203,789
	Regions Financial Corp.	437,822	4,754,747
	Reinsurance Group of America, Inc.	29,330	2,500,382
	RenaissanceRe Holdings, Ltd.	40,944	7,385,479
	Renasant Corp.	63,458	1,474,129
	Republic Bancorp, Inc., Class A	17,987	543,567
*	Republic First Bancorp, Inc.	38,323	89,293
	Riverview Bancorp, Inc.	17,979	87,738
	RLI Corp.	30,617	2,698,276
	S&P Global, Inc.	58,991	20,661,598
#	S&T Bancorp, Inc.	46,766	1,005,469
	Safeguard Scientifics, Inc.	21,641	123,137
	Safety Insurance Group, Inc.	21,435	1,621,986
	Salisbury Bancorp, Inc.	1,410	51,338
	Sandy Spring Bancorp, Inc.	38,288	885,219
	Santander Consumer USA Holdings, Inc.	214,625	3,940,515
	SB Financial Group, Inc.	3,331	41,371
	SB One Bancorp	10,501	194,374
*	Seacoast Banking Corp. of Florida	35,223	665,010
*	Security National Financial Corp., Class A	3,828	23,542
	SEI Investments Co.	74,916	3,920,354
*	Select Bancorp, Inc.	16,697	130,404
	Selective Insurance Group, Inc.	75,801	4,119,026
#	ServisFirst Bancshares, Inc.	49,786	1,821,670
	Severn Bancorp, Inc.	4,355	26,217
	Shore Bancshares, Inc.	9,404	87,175
	Sierra Bancorp	16,572	291,336
	Signature Bank	31,123	3,191,041
	Silvercrest Asset Management Group, Inc., Class A	3,719	40,909
	Simmons First National Corp., Class A	116,809	1,937,861
	SLM Corp.	434,625	2,942,411
	SmartFinancial, Inc.	8,592	122,522
	Sound Financial Bancorp, Inc.	771	21,704
	South State Corp.	74,877	3,568,638
*	Southern First Bancshares, Inc.	6,964	169,922
	Southern Missouri Bancorp, Inc.	8,056	175,701
	Southern National Bancorp of Virginia, Inc.	21,058	177,308
	Southside Bancshares, Inc.	38,825	1,075,453
*	Spirit of Texas Bancshares, Inc.	11,186	130,317
	Standard AVB Financial Corp.	2,079	41,705
	State Auto Financial Corp.	50,763	787,334
	State Street Corp.	97,787	6,237,833
	Sterling Bancorp	215,171	2,420,674

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sterling Bancorp, Inc.	8,152	$24,864
	Stewart Information Services Corp.	27,788	1,165,707
	Stifel Financial Corp.	53,898	2,612,975
	Stock Yards Bancorp, Inc.	25,424	993,824
*	StoneX Group, Inc.	21,939	1,151,359
	Summit Financial Group, Inc.	7,291	109,657
	Summit State Bank	2,851	28,111
*	SVB Financial Group	33,790	7,578,083
	Synchrony Financial	374,213	8,281,334
	Synovus Financial Corp.	154,955	3,122,343
	T Rowe Price Group, Inc.	116,769	16,125,799
	TCF Financial Corp.	124,262	3,415,962
	TD Ameritrade Holding Corp.	126,401	4,536,532
	Territorial Bancorp, Inc.	11,411	250,700
	Teton Advisors, Inc., Class A	29	1,255
*	Texas Capital Bancshares, Inc.	56,483	1,876,365
	TFS Financial Corp.	128,474	1,860,304
*	Third Point Reinsurance, Ltd.	105,699	823,395
	Timberland Bancorp, Inc.	8,097	134,896
	Tiptree, Inc.	47,142	238,067
	Tompkins Financial Corp.	17,476	1,127,726
	Towne Bank	83,302	1,469,447
	Travelers Cos., Inc. (The)	104,623	11,970,964
	TriCo Bancshares	34,171	956,788
*	TriState Capital Holdings, Inc.	33,302	441,252
*	Triumph Bancorp, Inc.	28,357	742,953
	Truist Financial Corp.	262,246	9,823,735
	TrustCo Bank Corp. NY	112,565	651,751
	Trustmark Corp.	71,243	1,604,392
	U.S. Bancorp.	396,312	14,600,134
	UMB Financial Corp.	44,533	2,217,743
	Umpqua Holdings Corp.	183,754	1,993,731
	Union Bankshares, Inc.	619	11,241
	United Bancshares, Inc.	606	12,120
	United Bankshares, Inc.	118,227	3,111,735
	United Community Banks, Inc.	87,467	1,568,283
	United Fire Group, Inc.	28,905	733,320
	United Insurance Holdings Corp.	48,273	357,220
	United Security Bancshares	11,687	73,161
	Unity Bancorp, Inc.	9,514	119,020
	Universal Insurance Holdings, Inc.	55,727	975,780
	Univest Financial Corp.	33,251	508,408
	Unum Group	130,691	2,251,806
	Valley National Bancorp	301,980	2,255,791
	Value Line, Inc.	1,300	32,045
	Veritex Holdings, Inc.	34,570	578,010
#	Victory Capital Holdings, Inc., Class A	4,336	76,964
	Virtu Financial, Inc., Class A	44,947	1,114,686
	Virtus Investment Partners, Inc.	8,981	1,220,698
	Voya Financial, Inc.	89,684	4,430,390
#	Waddell & Reed Financial, Inc., Class A	73,852	1,077,501
	Walker & Dunlop, Inc.	42,143	2,124,429
	Washington Federal, Inc.	110,983	2,590,343
	Washington Trust Bancorp, Inc.	18,309	610,422
	Waterstone Financial, Inc.	33,697	514,890
	Webster Financial Corp.	93,484	2,549,309
	Wells Fargo & Co.	712,668	17,289,326
	WesBanco, Inc.	74,898	1,485,227
	West BanCorp, Inc.	18,898	310,116

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Westamerica BanCorp	27,388	$1,653,140
	Western Alliance Bancorp	87,390	3,141,670
	Western New England Bancorp, Inc.	30,474	153,589
	Westwood Holdings Group, Inc.	8,257	93,800
	White Mountains Insurance Group, Ltd.	3,995	3,516,119
	Willis Towers Watson P.L.C.	46,472	9,759,585
	Wintrust Financial Corp.	49,595	2,122,666
#	WisdomTree Investments, Inc.	151,948	547,013
#*	World Acceptance Corp.	8,838	656,663
	WR Berkley Corp.	91,458	5,647,531
	WSFS Financial Corp.	56,776	1,619,819
	WVS Financial Corp.	757	9,886
	Zions Bancorp NA	135,981	4,415,303
TOTAL FINANCIALS			1,267,761,273
HEALTH CARE — (12.8%)
	Abbott Laboratories	229,239	23,070,613
	AbbVie, Inc.	211,511	20,074,509
*	ABIOMED, Inc.	13,135	3,939,712
*	Acadia Healthcare Co., Inc.	90,762	2,705,615
#*	ACADIA Pharmaceuticals, Inc.	11,433	475,270
#*	Accuray, Inc.	24,263	54,106
*	Acer Therapeutics, Inc.	819	3,055
»	Achillion Pharmaceuticals, Inc.	174,484	80,263
*	Addus HomeCare Corp.	14,054	1,354,946
#*	Aduro Biotech, Inc.	29,220	82,400
#*	Adverum Biotechnologies, Inc.	56,337	944,771
*	Aeglea BioTherapeutics, Inc.	17,876	122,451
	Agilent Technologies, Inc.	74,985	7,223,305
*	Akebia Therapeutics, Inc.	87,468	977,018
#*	Albireo Pharma, Inc.	9,695	273,981
*	Aldeyra Therapeutics, Inc.	14,742	94,791
*	Alexion Pharmaceuticals, Inc.	54,917	5,628,443
*	Align Technology, Inc.	36,980	10,865,464
#*	Alkermes P.L.C.	27,027	486,756
#*	Allscripts Healthcare Solutions, Inc.	175,820	1,582,380
*	Alnylam Pharmaceuticals, Inc.	19,376	2,824,246
*	Alpine Immune Sciences, Inc.	1,694	19,481
#*	AMAG Pharmaceuticals, Inc.	7,668	73,268
*	Amedisys, Inc.	26,906	6,300,309
#*	American Renal Associates Holdings, Inc.	18,250	117,713
	AmerisourceBergen Corp.	99,693	9,988,242
	Amgen, Inc.	156,585	38,311,652
*	Amicus Therapeutics, Inc.	42,712	617,188
*	AMN Healthcare Services, Inc.	79,173	4,349,765
*	Amphastar Pharmaceuticals, Inc.	44,012	881,120
#*	AnaptysBio, Inc.	15,338	275,470
*	AngioDynamics, Inc.	48,938	404,228
*	ANI Pharmaceuticals, Inc.	13,331	394,731
#*	Anika Therapeutics, Inc.	15,896	578,614
	Anthem, Inc.	82,100	22,478,980
*	Apollo Endosurgery, Inc.	3,804	5,858
*	Applied Genetic Technologies Corp.	9,627	50,831
#	Apyx Medical Corp.	21,789	97,833
#*	Aravive, Inc.	6,843	40,305
*	Arcus Biosciences, Inc.	22,035	433,649
#*	Ardelyx, Inc.	52,822	298,444
*	Arena Pharmaceuticals, Inc.	36,626	2,248,470
#*	Arrowhead Pharmaceuticals, Inc.	3,771	162,417

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Assembly Biosciences, Inc.	28,175	$625,485
*	Assertio Holdings, Inc.	39,763	35,811
*	Atara Biotherapeutics, Inc.	49,038	607,581
	Atrion Corp.	1,573	975,417
*	Avanos Medical, Inc.	55,532	1,703,166
#*	Avrobio, Inc.	6,376	108,073
#*	AxoGen, Inc.	4,593	52,222
	Baxter International, Inc.	101,472	8,765,151
	Becton Dickinson and Co.	37,887	10,659,129
*	Biogen, Inc.	44,936	12,343,470
*	BioLife Solutions, Inc.	4,113	79,504
*	BioMarin Pharmaceutical, Inc.	24,458	2,930,313
*	Bio-Rad Laboratories, Inc., Class A	11,330	5,947,004
*	BioSpecifics Technologies Corp.	7,011	439,309
	Bio-Techne Corp.	17,895	4,923,988
#*	BioTelemetry, Inc.	40,786	1,735,852
#*	Bluebird Bio, Inc.	15,986	970,350
*	Boston Scientific Corp.	165,559	6,385,611
	Bristol-Myers Squibb Co.	339,407	19,909,615
*	Brookdale Senior Living, Inc.	187,317	518,868
	Bruker Corp.	89,534	3,995,007
*	Calithera Biosciences, Inc.	42,656	200,483
#	Cantel Medical Corp.	27,844	1,315,629
#*	Capital Senior Living Corp.	30,415	19,706
#*	Cara Therapeutics, Inc.	4,836	79,504
	Cardinal Health, Inc.	114,710	6,265,460
*	Cardiovascular Systems, Inc.	4,460	135,941
#*	Castlight Health, Inc., Class B	11,396	12,536
*	Catalent, Inc.	140,973	12,312,582
#*	Catalyst Biosciences, Inc.	4,256	21,748
#*	Cellular Biomedicine Group, Inc.	1,300	17,121
*	Centene Corp.	282,037	18,402,914
	Cerner Corp.	155,819	10,821,630
*	Change Healthcare, Inc.	122,083	1,423,488
*	Charles River Laboratories International, Inc.	55,750	11,093,692
#*	Chembio Diagnostics, Inc.	2,903	16,054
	Chemed Corp.	14,479	7,126,419
*	ChemoCentryx, Inc.	19,906	1,049,245
*	Chiasma, Inc.	4,306	18,817
*	Chimerix, Inc.	43,891	136,501
#*	Cidara Therapeutics, Inc.	4,797	17,509
*	Cigna Corp.	131,831	22,765,895
#*	Collegium Pharmaceutical, Inc.	4,465	70,458
#*	Community Health Systems, Inc.	45,027	224,234
	Computer Programs and Systems, Inc.	12,920	318,866
*	Concert Pharmaceuticals, Inc.	23,503	217,873
	CONMED Corp.	26,454	2,183,513
#*	Constellation Pharmaceuticals, Inc.	6,993	188,042
	Cooper Cos., Inc. (The)	19,448	5,502,423
#*	Corcept Therapeutics, Inc.	107,494	1,607,035
*	CorVel Corp.	19,547	1,553,791
#*	Corvus Pharmaceuticals, Inc.	12,238	51,889
#*	Covetrus, Inc.	24,314	538,798
*	Cross Country Healthcare, Inc.	34,737	225,269
#*	CryoLife, Inc.	34,272	665,220
#*	Cumberland Pharmaceuticals, Inc.	12,297	40,949
#*	Cutera, Inc.	6,896	98,130
	CVS Health Corp.	359,118	22,602,887
#*	Cymabay Therapeutics, Inc.	23,457	83,272

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	CytomX Therapeutics, Inc.	18,940	$132,769
	Danaher Corp.	97,780	19,927,564
*	DaVita, Inc.	116,580	10,187,926
*	Deciphera Pharmaceuticals, Inc.	48,074	2,229,191
#*	Denali Therapeutics, Inc.	22,377	524,069
	DENTSPLY SIRONA, Inc.	86,081	3,839,213
*	DexCom, Inc.	8,806	3,835,365
#*	Digirad Corp.	862	2,414
#*	Dyadic International, Inc.	2,750	23,870
#*	Eagle Pharmaceuticals, Inc.	6,909	320,509
*	Edwards Lifesciences Corp.	63,600	4,986,876
#*	Eiger BioPharmaceuticals, Inc.	2,291	23,025
*	Elanco Animal Health, Inc.	64,712	1,529,145
»	Elanco Animal Health, Inc.	36,632	0
	Eli Lilly and Co.	182,872	27,483,833
*	Eloxx Pharmaceuticals, Inc.	3,776	10,535
*	Emergent BioSolutions, Inc.	50,168	5,580,688
#*	Enanta Pharmaceuticals, Inc.	18,628	854,094
	Encompass Health Corp.	128,110	8,721,729
#*	Endo International P.L.C.	85,023	295,880
#*	Enochian Biosciences, Inc.	13,353	51,409
	Ensign Group, Inc. (The)	59,652	2,743,395
	Envista Holdings Corp.	42,596	931,575
#*	Enzo Biochem, Inc.	53,355	126,985
#*	Epizyme, Inc.	48,441	670,423
#*	Evelo Biosciences, Inc.	2,447	9,323
#*	Evolent Health, Inc., Class A	87,831	1,023,231
#*	Exact Sciences Corp.	18,289	1,732,883
*	Exelixis, Inc.	149,665	3,455,765
#*	FibroGen, Inc.	19,411	785,563
*	Five Prime Therapeutics, Inc.	27,064	159,678
*	FONAR Corp.	4,738	116,650
#*	Fulgent Genetics, Inc.	2,085	54,940
#*	G1 Therapeutics, Inc.	36,104	529,646
	Gilead Sciences, Inc.	360,165	25,042,272
*	Global Blood Therapeutics, Inc.	20,775	1,401,897
*	Globus Medical, Inc., Class A	51,448	2,478,765
#*	GlycoMimetics, Inc.	33,333	131,332
*	Guardant Health, Inc.	9,620	819,432
*	Haemonetics Corp.	39,988	3,505,348
*	Halozyme Therapeutics, Inc.	15,424	419,379
*	Hanger, Inc.	16,479	287,723
#*	Harvard Bioscience, Inc.	31,221	97,097
	HCA Healthcare, Inc.	28,886	3,658,123
*	HealthStream, Inc.	31,090	682,581
*	Henry Schein, Inc.	55,581	3,820,082
#*	Heron Therapeutics, Inc.	8,228	134,034
#*	Heska Corp.	3,504	337,155
	Hill-Rom Holdings, Inc.	77,979	7,581,118
*	HMS Holdings Corp.	71,942	2,338,115
*	Hologic, Inc.	131,936	9,206,494
*	Horizon Therapeutics P.L.C.	184,545	11,292,309
	Humana, Inc.	53,274	20,907,381
#*	ICU Medical, Inc.	12,586	2,312,426
*	IDEXX Laboratories, Inc.	31,652	12,589,583
*	Illumina, Inc.	8,628	3,297,276
*	Incyte Corp.	25,048	2,473,740
*	Infinity Pharmaceuticals, Inc.	17,364	15,367
*	InfuSystem Holdings, Inc.	3,809	46,508

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Innoviva, Inc.	76,744	$1,039,497
*	Inogen, Inc.	20,764	637,455
*	Inovalon Holdings, Inc., Class A	21,381	503,095
#*	Insmed, Inc.	23,817	622,100
*	Insulet Corp.	6,319	1,285,032
*	Integer Holdings Corp.	26,683	1,754,941
#*	Integra LifeSciences Holdings Corp.	56,322	2,689,375
#*	Intellia Therapeutics, Inc.	40,445	720,325
#*	Intra-Cellular Therapies, Inc.	43,977	871,844
*	IntriCon Corp.	7,191	77,663
*	Intuitive Surgical, Inc.	9,063	6,212,143
#	Invacare Corp.	38,047	267,851
*	Ionis Pharmaceuticals, Inc.	19,174	1,103,655
*	IQVIA Holdings, Inc.	55,332	8,764,035
*	IRIDEX Corp.	3,478	7,026
*	Ironwood Pharmaceuticals, Inc.	5,573	51,104
	IVERIC bio, Inc.	19,992	80,168
*	Jazz Pharmaceuticals P.L.C.	34,366	3,720,119
	Johnson & Johnson	811,788	118,326,219
#*	Jounce Therapeutics, Inc.	28,487	130,470
#*	Kadmon Holdings, Inc.	8,882	32,508
#*	Kala Pharmaceuticals, Inc.	17,388	152,145
#*	KalVista Pharmaceuticals, Inc.	14,835	145,828
#*	Karyopharm Therapeutics, Inc.	22,490	360,964
	Kewaunee Scientific Corp.	1,276	12,148
#*	Kindred Biosciences, Inc.	33,036	108,688
#*	Kura Oncology, Inc.	32,207	529,483
*	Laboratory Corp. of America Holdings	45,255	8,730,595
#*	Lannett Co., Inc.	22,129	131,668
#*	Lantheus Holdings, Inc.	57,613	776,623
#	LeMaitre Vascular, Inc.	18,926	555,100
*	LHC Group, Inc.	36,341	7,090,493
#*	Ligand Pharmaceuticals, Inc.	18,390	2,154,940
*	LivaNova P.L.C.	33,811	1,573,564
	Luminex Corp.	40,939	1,490,180
*	MacroGenics, Inc.	41,093	1,043,762
#*	Madrigal Pharmaceuticals, Inc.	14,425	1,480,149
*	Magellan Health, Inc.	27,709	2,055,177
#*	Marinus Pharmaceuticals, Inc.	27,955	46,964
*	Masimo Corp.	19,930	4,386,992
	McKesson Corp.	61,484	9,232,437
*»	MedCath Corp.	9,997	0
#*	MEDNAX, Inc.	92,351	1,845,173
*	Medpace Holdings, Inc.	34,236	4,086,067
	Medtronic P.L.C.	182,185	17,577,209
*	MEI Pharma, Inc.	12,900	35,798
	Merck & Co., Inc.	627,369	50,340,089
*	Meridian Bioscience, Inc.	45,648	1,117,920
*	Merit Medical Systems, Inc.	44,657	1,997,061
#	Merrimack Pharmaceuticals, Inc.	6,647	22,068
#*	Mersana Therapeutics, Inc.	42,473	844,363
#	Mesa Laboratories, Inc.	3,467	821,471
*	Mettler-Toledo International, Inc.	9,121	8,528,135
#*	Minerva Neurosciences, Inc.	16,785	58,496
*	Molecular Templates, Inc.	22,407	245,805
#*	Molina Healthcare, Inc.	66,038	12,197,219
*	Momenta Pharmaceuticals, Inc.	81,063	2,390,548
*	Mylan NV	221,891	3,574,664
*	MyoKardia, Inc.	2,441	220,007

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Myriad Genetics, Inc.	80,631	$973,216
	National HealthCare Corp.	17,792	1,055,421
	National Research Corp.	11,130	636,525
*	Natus Medical, Inc.	31,308	581,703
#*	Nektar Therapeutics	16,401	363,446
*	Neogen Corp.	27,994	2,149,099
#*	NeoGenomics, Inc.	29,968	1,145,677
#	Neoleukin Therapeutics, Inc.	3,500	33,880
*	Neurocrine Biosciences, Inc.	6,115	736,001
*	NextGen Healthcare, Inc.	62,291	910,694
*	Novocure, Ltd.	7,368	558,421
#*	NuVasive, Inc.	48,755	2,785,861
#*	ObsEva SA	7,523	19,108
*	Omnicell, Inc.	26,704	1,877,024
#*	Option Care Health, Inc.	2,050	24,149
*	OraSure Technologies, Inc.	59,723	1,083,972
*	Orthofix Medical, Inc.	18,594	571,022
*	Otonomy, Inc.	19,196	67,378
#*	Ovid therapeutics, Inc.	10,234	66,009
	Owens & Minor, Inc.	66,324	1,066,490
#*	Oxford Immunotec Global P.L.C.	23,059	301,612
#*	Pacira BioSciences, Inc.	13,839	728,070
#	Patterson Cos., Inc.	108,423	2,879,715
#*	PDL BioPharma, Inc.	147,592	469,343
*	Pennant Group, Inc.	32,131	805,203
#*	Penumbra, Inc.	2,958	656,410
	PerkinElmer, Inc.	47,598	5,659,878
	Perrigo Co. P.L.C.	55,403	2,937,467
#*	PetIQ, Inc.	20,575	750,782
*	Pfenex, Inc.	17,614	124,883
	Pfizer, Inc.	1,581,191	60,844,230
	Phibro Animal Health Corp., Class A	21,512	498,971
*	Pieris Pharmaceuticals, Inc.	18,423	47,347
*	PRA Health Sciences, Inc.	51,907	5,531,210
*	Premier, Inc., Class A	65,577	2,293,228
#*	Prestige Consumer Healthcare, Inc.	46,670	1,735,657
»	Progenic Pharmaceuticals, Inc.	42,113	0
#*	Protagonist Therapeutics, Inc.	16,855	265,129
#*	Prothena Corp. P.L.C.	41,695	510,347
*	Providence Service Corp. (The)	14,660	1,187,607
	Psychemedics Corp.	478	2,204
#*	PTC Therapeutics, Inc.	1,107	51,287
#*	Pulse Biosciences, Inc.	2,789	28,587
	Quest Diagnostics, Inc.	67,054	8,520,552
#*	Quidel Corp.	31,504	8,898,935
*	R1 RCM, Inc.	17,608	240,701
#*	RadNet, Inc.	39,944	634,710
#*	Reata Pharmaceuticals Inc., Class A	1,527	225,538
*	Regeneron Pharmaceuticals, Inc.	13,041	8,242,825
*	REGENXBIO, Inc.	34,723	1,149,331
*	Repligen Corp.	29,686	4,479,914
	ResMed, Inc.	46,588	9,434,536
*	Retrophin, Inc.	38,496	765,300
#*	Revance Therapeutics, Inc.	21,517	505,219
#*	Rhythm Pharmaceuticals, Inc.	16,829	323,453
*	Rigel Pharmaceuticals, Inc.	49,343	113,489
#*	Rocket Pharmaceuticals, Inc.	21,473	505,260
#*	Sage Therapeutics, Inc.	7,788	354,899
#*	Sangamo Therapeutics, Inc.	104,823	1,135,233

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Sarepta Therapeutics, Inc.	12,195	$1,872,176
#*	Savara, Inc.	746	1,485
#*	scPharmaceuticals, Inc.	3,700	27,750
*	SeaSpine Holdings Corp.	24,448	229,078
*	Seattle Genetics, Inc.	16,801	2,793,502
*	Select Medical Holdings Corp.	151,269	2,880,162
#*	Sientra, Inc.	9,614	36,533
#*	SIGA Technologies, Inc.	10,024	64,354
#	Simulations Plus, Inc.	6,759	475,834
#*	Spectrum Pharmaceuticals, Inc.	100,348	300,041
#*	Spero Therapeutics, Inc.	14,666	171,592
#*	STAAR Surgical Co.	6,053	352,224
	STERIS P.L.C.	30,398	4,852,433
	Stryker Corp.	32,704	6,321,683
*	Supernus Pharmaceuticals, Inc.	50,907	1,133,444
*	Surgalign Holdings, Inc.	73,026	205,203
#*	Surgery Partners, Inc.	47,093	719,110
*	Surmodics, Inc.	10,887	514,846
#*	Syndax Pharmaceuticals, Inc.	14,272	201,378
*	Syneos Health, Inc.	67,961	4,240,087
#*	Syros Pharmaceuticals, Inc.	25,586	242,811
#*	Taro Pharmaceutical Industries, Ltd.	22,175	1,441,597
#*	Teladoc Health, Inc.	8,979	2,133,680
	Teleflex, Inc.	17,149	6,398,292
#*	Tenet Healthcare Corp.	72,152	1,907,699
	Thermo Fisher Scientific, Inc.	65,980	27,312,421
#*	Triple-S Management Corp., Class B	26,289	511,584
*	United Therapeutics Corp.	32,596	3,633,476
	UnitedHealth Group, Inc.	228,707	69,247,905
	Universal Health Services, Inc., Class B	53,642	5,895,256
#	US Physical Therapy, Inc.	12,786	1,062,005
	Utah Medical Products, Inc.	3,708	302,202
#*	Vanda Pharmaceuticals, Inc.	50,448	508,516
#*	Varex Imaging Corp.	35,746	560,497
#*	Varian Medical Systems, Inc.	26,838	3,830,319
*	Veeva Systems, Inc., Class A	24,583	6,503,924
*	Vertex Pharmaceuticals, Inc.	13,281	3,612,432
#*	ViewRay, Inc.	7,940	21,994
#*	Vocera Communications, Inc.	2,944	90,587
*	Waters Corp.	16,692	3,557,900
	West Pharmaceutical Services, Inc.	44,772	12,037,848
#*	Wright Medical Group NV	40,124	1,204,522
#*	Xencor, Inc.	52,870	1,590,858
	Zimmer Biomet Holdings, Inc.	36,418	4,911,331
	Zoetis, Inc.	113,294	17,184,434
#*	Zogenix, Inc.	6,403	152,327
*	Zynerba Pharmaceuticals, Inc.	3,973	14,899
TOTAL HEALTH CARE			1,252,569,817
INDUSTRIALS — (12.6%)
	3M Co.	156,943	23,615,213
#	AAON, Inc.	74,999	4,443,691
	AAR Corp.	40,951	705,176
	ABM Industries, Inc.	74,237	2,665,108
*	Acacia Research Corp.	23,858	94,478
	ACCO Brands Corp.	111,365	726,100
	Acme United Corp.	1,355	29,363
	Acuity Brands, Inc.	30,155	2,988,361
	ADT, Inc.	24,156	207,983

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Advanced Disposal Services, Inc.	64,747	$1,952,770
	Advanced Drainage Systems, Inc.	55,748	2,731,652
*	AECOM	132,365	4,790,289
*	Aegion Corp.	31,723	489,169
#*	Aerojet Rocketdyne Holdings, Inc.	107,889	4,450,421
*	Aerovironment, Inc.	26,314	2,014,337
	AGCO Corp.	61,323	4,024,628
	Air Lease Corp.	126,607	3,319,636
*	Air T, Inc.	720	8,741
*	Air Transport Services Group, Inc.	66,787	1,627,599
	Alamo Group, Inc.	11,067	1,141,118
	Alaska Air Group, Inc.	102,671	3,535,989
	Albany International Corp., Class A	34,443	1,656,019
#	Allegiant Travel Co.	18,366	2,057,543
	Allegion P.L.C.	54,111	5,381,880
	Allied Motion Technologies, Inc.	11,149	420,317
	Allison Transmission Holdings, Inc.	143,034	5,343,750
	Altra Industrial Motion Corp.	46,134	1,579,167
	AMERCO	15,147	4,812,656
#*	Ameresco, Inc., Class A	23,292	644,723
#	American Airlines Group, Inc.	110,211	1,225,546
#*	American Superconductor Corp.	10,409	96,804
*	American Woodmark Corp.	19,682	1,586,763
	AMETEK, Inc.	88,506	8,253,184
*	AMREP Corp.	2,552	11,382
	AO Smith Corp.	71,146	3,424,968
	Apogee Enterprises, Inc.	30,839	665,814
	Applied Industrial Technologies, Inc.	35,912	2,266,765
	ARC Document Solutions, Inc.	42,825	41,990
	ArcBest Corp.	18,043	548,327
	Arcosa, Inc.	60,480	2,553,466
	Argan, Inc.	18,143	778,335
*	Armstrong Flooring, Inc.	20,975	62,296
	Armstrong World Industries, Inc.	50,555	3,601,538
*	ASGN, Inc.	60,111	4,115,199
	Astec Industries, Inc.	26,129	1,162,479
*	Astronics Corp.	22,593	196,559
#*	Astronics Corp., Class B	15,064	129,927
*	Atkore International Group, Inc.	53,273	1,420,791
*	Atlas Air Worldwide Holdings, Inc.	29,121	1,516,622
*	Avis Budget Group, Inc.	77,481	2,006,758
*	Axon Enterprise, Inc.	23,295	1,936,513
	AZZ, Inc.	29,438	929,652
	Barnes Group, Inc.	69,815	2,574,079
	Barrett Business Services, Inc.	8,880	467,798
*	Beacon Roofing Supply, Inc.	79,877	2,488,967
#	BG Staffing, Inc.	7,751	70,379
*	Blue Bird Corp.	9,860	123,546
*	BMC Stock Holdings, Inc.	74,954	1,918,822
	Boeing Co. (The)	49,793	7,867,294
	Brady Corp., Class A	49,275	2,265,172
#*	BrightView Holdings, Inc.	4,617	55,958
	Brink's Co. (The)	63,012	2,794,582
*	Builders FirstSource, Inc.	130,288	3,086,523
	BWX Technologies, Inc.	88,203	4,808,828
*	CAI International, Inc.	21,839	375,849
	Carlisle Cos., Inc.	46,196	5,501,020
	Carrier Global Corp.	202,045	5,503,706
*	Casella Waste Systems, Inc., Class A	42,430	2,351,046

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Caterpillar, Inc.	169,510	$22,524,489
*	CBIZ, Inc.	74,325	1,797,179
*	CECO Environmental Corp.	35,553	238,205
#	CH Robinson Worldwide, Inc.	65,318	6,121,603
#*	Chart Industries, Inc.	40,270	2,759,703
#*	Cimpress P.L.C.	9,178	917,800
	Cintas Corp.	43,381	13,095,422
*	CIRCOR International, Inc.	23,696	621,309
*	Civeo Corp.	87,793	72,868
*	Clean Harbors, Inc.	62,636	3,733,106
#*	Colfax Corp.	97,120	2,824,250
	Columbus McKinnon Corp.	24,673	817,416
	Comfort Systems USA, Inc.	42,576	2,116,453
*	Commercial Vehicle Group, Inc.	27,123	63,468
	CompX International, Inc.	294	4,066
#*	Construction Partners, Inc., Class A	36,067	596,909
	Copa Holdings SA, Class A	24,894	1,031,607
*	Copart, Inc.	140,136	13,067,682
	CoreLogic, Inc.	88,648	6,042,248
#*	Cornerstone Building Brands, Inc.	93,058	527,639
	Costamare, Inc.	118,776	540,431
*	CoStar Group, Inc.	6,300	5,353,488
	Covanta Holding Corp.	146,623	1,442,770
*	Covenant Logistics Group, Inc.	18,137	305,608
#*	CPI Aerostructures, Inc.	7,107	23,240
	CRA International, Inc.	8,810	367,994
	Crane Co.	52,864	2,990,516
	CSW Industrials, Inc.	17,375	1,160,476
	CSX Corp.	311,864	22,248,378
#	Cubic Corp.	32,407	1,361,094
	Cummins, Inc.	71,279	13,775,380
	Curtiss-Wright Corp.	47,705	4,251,470
#*	Daseke, Inc.	15,884	66,236
	Deere & Co.	76,391	13,468,497
	Delta Air Lines, Inc.	338,350	8,448,599
#	Deluxe Corp.	40,882	1,154,099
	Donaldson Co., Inc.	88,075	4,257,546
	Douglas Dynamics, Inc.	35,005	1,237,427
	Dover Corp.	75,406	7,761,540
*	Ducommun, Inc.	13,021	468,105
*	DXP Enterprises, Inc.	19,774	333,785
#*	Dycom Industries, Inc.	35,436	1,517,724
#*	Eagle Bulk Shipping, Inc.	68,797	167,177
	Eastern Co. (The)	4,389	71,585
	Eaton Corp. P.L.C.	119,609	11,139,186
*	Echo Global Logistics, Inc.	31,920	800,075
	EMCOR Group, Inc.	63,337	4,338,584
	Emerson Electric Co.	154,552	9,583,770
	Encore Wire Corp.	22,967	1,152,714
#*	Energy Recovery, Inc.	2,769	21,017
#	Enerpac Tool Group Corp.	58,986	1,114,835
	EnerSys	47,466	3,192,563
	Ennis, Inc.	34,457	596,106
	EnPro Industries, Inc.	24,184	1,154,302
	Equifax, Inc.	24,050	3,909,568
	ESCO Technologies, Inc.	25,975	2,232,292
	Espey Manufacturing & Electronics Corp.	1,611	30,013
*	Evoqua Water Technologies Corp.	18,321	352,313
#*	ExOne Co. (The)	9,959	87,241

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Expeditors International of Washington, Inc.	65,901	$5,569,294
	Exponent, Inc.	50,000	4,203,000
	Fastenal Co.	182,444	8,582,166
	Federal Signal Corp.	71,942	2,223,727
	FedEx Corp.	82,956	13,969,790
	Flowserve Corp.	65,653	1,829,749
#*	Forrester Research, Inc.	17,918	629,101
	Fortive Corp.	68,450	4,804,505
	Fortune Brands Home & Security, Inc.	89,236	6,826,554
	Forward Air Corp.	31,569	1,641,272
*	Franklin Covey Co.	12,059	218,147
	Franklin Electric Co., Inc.	47,939	2,591,103
*	FTI Consulting, Inc.	51,776	6,184,125
#	GATX Corp.	35,809	2,183,991
	Genco Shipping & Trading, Ltd.	41,999	285,173
*	Gencor Industries, Inc.	11,809	141,354
#*	Generac Holdings, Inc.	82,517	13,003,029
	General Dynamics Corp.	64,163	9,415,279
	General Electric Co.	762,606	4,629,018
*	Gibraltar Industries, Inc.	36,956	1,911,364
*	GMS, Inc.	47,349	1,109,387
*	Goldfield Corp. (The)	27,585	107,306
	Gorman-Rupp Co. (The)	35,293	1,067,966
*	GP Strategies Corp.	16,546	122,937
	Graco, Inc.	111,011	5,910,226
#	GrafTech International, Ltd.	104,771	635,960
	Graham Corp.	7,838	103,148
	Granite Construction, Inc.	43,616	739,727
*	Great Lakes Dredge & Dock Corp.	74,754	624,943
#	Greenbrier Cos., Inc. (The)	35,372	910,122
	Griffon Corp.	54,547	1,247,490
	H&E Equipment Services, Inc.	41,722	733,890
*	Harsco Corp.	89,483	1,428,149
#	Hawaiian Holdings, Inc.	51,466	611,931
#*	HC2 Holdings, Inc.	15,682	42,498
*	HD Supply Holdings, Inc.	144,444	5,069,984
	Healthcare Services Group, Inc.	35,346	925,712
	Heartland Express, Inc.	92,311	1,872,529
#	HEICO Corp.	34,327	3,299,511
	HEICO Corp., Class A	48,502	3,712,828
	Heidrick & Struggles International, Inc.	21,359	432,093
	Helios Technologies, Inc.	29,928	1,132,176
*	Herc Holdings, Inc.	33,560	1,125,602
*	Heritage-Crystal Clean, Inc.	20,432	284,618
	Herman Miller, Inc.	65,805	1,541,811
*	Hertz Global Holdings, Inc.	1	1
#	Hexcel Corp.	107,617	4,014,114
*	Hill International, Inc.	30,726	44,553
	Hillenbrand, Inc.	106,095	3,101,157
	HNI Corp.	49,484	1,469,675
	Honeywell International, Inc.	129,645	19,365,074
*	Houston Wire & Cable Co.	12,789	32,100
	Howmet Aerospace, Inc.	204,691	3,025,333
*	Hub Group, Inc., Class A	38,908	2,058,233
	Hubbell, Inc.	43,677	5,895,085
*	Hudson Global, Inc.	1,869	17,400
	Huntington Ingalls Industries, Inc.	41,775	7,256,735
	Hurco Cos., Inc.	7,633	211,739
*	Huron Consulting Group, Inc.	21,724	1,036,669

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hyster-Yale Materials Handling, Inc.	14,371	$536,182
*	IAA, Inc.	107,375	4,654,706
	ICF International, Inc.	21,044	1,422,785
	IDEX Corp.	33,656	5,547,182
*	IES Holdings, Inc.	14,183	337,981
	Illinois Tool Works, Inc.	72,698	13,448,403
*	Ingersoll Rand, Inc.	172,127	5,437,492
*	InnerWorkings, Inc.	81,937	225,327
*	Innovative Solutions & Support, Inc.	12,137	61,292
	Insperity, Inc.	50,091	3,349,084
	Insteel Industries, Inc.	24,637	459,234
	Interface, Inc.	67,944	542,193
	ITT, Inc.	91,601	5,288,126
	Jacobs Engineering Group, Inc.	51,313	4,379,565
	JB Hunt Transport Services, Inc.	43,499	5,628,771
*	JELD-WEN Holding, Inc.	113,037	2,215,525
*	JetBlue Airways Corp.	275,495	2,848,618
	John Bean Technologies Corp.	22,917	2,148,698
	Johnson Controls International P.L.C.	242,024	9,313,084
	Kadant, Inc.	11,315	1,227,791
	Kaman Corp.	33,678	1,329,944
	Kansas City Southern	50,400	8,661,240
#	KAR Auction Services, Inc.	143,574	2,172,275
	Kelly Services, Inc., Class A	40,041	593,007
	Kennametal, Inc.	93,005	2,507,415
	Kforce, Inc.	46,792	1,349,481
	Kimball International, Inc., Class B	47,206	516,434
*	Kirby Corp.	49,142	2,272,326
#	Knight-Swift Transportation Holdings, Inc.	158,421	6,889,729
	Knoll, Inc.	57,915	678,185
	Korn Ferry	61,755	1,735,316
*	Kratos Defense & Security Solutions, Inc.	100,085	1,802,531
	L3Harris Technologies, Inc.	28,757	4,840,666
#	Landstar System, Inc.	27,561	3,356,379
*	Lawson Products, Inc.	6,706	200,375
*	LB Foster Co., Class A	10,130	142,428
	Lennox International, Inc.	17,322	4,644,721
#*	Limbach Holdings, Inc.	2,344	8,720
	Lincoln Electric Holdings, Inc.	59,616	5,388,690
	Lindsay Corp.	10,424	1,010,815
	Lockheed Martin Corp.	57,709	21,869,980
*	LS Starrett Co. (The), Class A	2,592	8,320
	LSI Industries, Inc.	23,361	136,895
#*	Lydall, Inc.	16,742	271,220
	Macquarie Infrastructure Corp.	53,850	1,613,346
*	Manitex International, Inc.	12,574	56,709
*	Manitowoc Co., Inc. (The)	39,244	418,341
	ManpowerGroup, Inc.	45,721	3,145,148
	Marten Transport, Ltd.	60,997	1,623,740
	Masco Corp.	74,631	4,265,908
*	Masonite International Corp.	27,546	2,323,505
#*	MasTec, Inc.	84,560	3,363,797
*	Mastech Digital, Inc.	2,364	50,826
	Matson, Inc.	49,906	1,817,577
	Matthews International Corp., Class A	30,318	654,869
	McGrath RentCorp	33,064	1,918,373
*	Mercury Systems, Inc.	40,352	3,124,455
*	Meritor, Inc.	83,821	1,906,928
#*	Mesa Air Group, Inc.	27,580	85,498

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Middleby Corp. (The)	42,464	$3,527,060
	Miller Industries, Inc.	10,037	284,549
*	Mistras Group, Inc.	28,242	99,694
	Moog, Inc., Class A	35,152	1,888,365
*	Morgan Group Holding Co.	55	688
*	MRC Global, Inc.	91,333	543,431
	MSA Safety, Inc.	37,215	4,411,094
	MSC Industrial Direct Co., Inc., Class A	44,483	2,936,323
	Mueller Industries, Inc.	66,725	1,865,631
	Mueller Water Products, Inc., Class A	176,076	1,781,889
*	MYR Group, Inc.	20,923	767,246
	National Presto Industries, Inc.	7,461	637,095
*	Navistar International Corp.	51,681	1,655,342
	Nielsen Holdings P.L.C.	140,890	2,033,043
	NL Industries, Inc.	29,116	106,565
#	NN, Inc.	39,356	207,013
	Nordson Corp.	37,064	7,176,702
	Norfolk Southern Corp.	96,853	18,616,115
	Northrop Grumman Corp.	40,882	13,287,059
*	Northwest Pipe Co.	11,077	275,263
*	NOW, Inc.	124,323	979,665
#*	NV5 Global, Inc.	11,608	658,638
	nVent Electric P.L.C.	73,682	1,338,065
	Old Dominion Freight Line, Inc.	107,803	19,708,544
#	Omega Flex, Inc.	3,089	376,086
*	Orion Group Holdings, Inc.	23,843	68,668
	Oshkosh Corp.	78,392	6,171,018
	Otis Worldwide Corp.	101,022	6,338,120
	Owens Corning	95,607	5,781,355
	PACCAR, Inc.	162,634	13,836,901
*	PAM Transportation Services, Inc.	5,543	155,537
	Pangaea Logistics Solutions, Ltd.	14,834	30,261
	Park Aerospace Corp.	19,413	209,272
	Parker-Hannifin Corp.	64,358	11,514,933
#	Park-Ohio Holdings Corp.	13,356	192,594
	Patrick Industries, Inc.	38,092	2,435,983
	Patriot Transportation Holding, Inc.	1,695	15,272
	Pentair P.L.C.	132,057	5,658,642
*	Performant Financial Corp.	42,694	25,189
*	Perma-Fix Environmental Services	1,601	11,255
*	Perma-Pipe International Holdings, Inc.	2,769	16,365
*	PGT Innovations, Inc.	68,257	1,165,147
*	PICO Holdings, Inc.	11,695	94,963
#	Pitney Bowes, Inc.	137,855	460,436
	Powell Industries, Inc.	13,722	364,319
	Preformed Line Products Co.	4,777	235,315
	Primoris Services Corp.	53,763	861,821
*	Proto Labs, Inc.	16,397	1,969,608
#	Quad/Graphics, Inc.	39,063	121,486
	Quanex Building Products Corp.	37,564	527,774
	Quanta Services, Inc.	125,774	5,027,187
*	Radiant Logistics, Inc.	48,514	206,185
	Raven Industries, Inc.	33,279	719,159
	Raytheon Technologies Corp.	327,694	18,573,696
*	RBC Bearings, Inc.	17,976	2,200,622
*	RCM Technologies, Inc.	4,616	7,062
#*	Red Violet, Inc.	746	11,421
	Regal Beloit Corp.	42,050	3,867,339
	Republic Services, Inc.	139,234	12,148,166

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Resideo Technologies, Inc.	55,746	$740,307
	Resources Connection, Inc.	35,814	404,698
#	REV Group, Inc.	61,592	400,348
	Rexnord Corp.	127,123	3,682,753
	Robert Half International, Inc.	70,875	3,605,411
	Rockwell Automation, Inc.	43,604	9,511,777
#	Rollins, Inc.	85,825	4,497,230
	Roper Technologies, Inc.	19,137	8,275,796
	Rush Enterprises, Inc., Class A	30,676	1,459,564
	Rush Enterprises, Inc., Class B	1,308	52,058
	Ryder System, Inc.	58,181	2,131,170
*	Saia, Inc.	33,038	3,946,389
	Schneider National, Inc., Class B	12,934	325,031
#	Scorpio Bulkers, Inc.	6,156	90,247
*	Sensata Technologies Holding P.L.C.	138,570	5,262,889
	Shyft Group, Inc. (The)	32,820	619,642
*	SIFCO Industries, Inc.	1,400	5,334
	Simpson Manufacturing Co., Inc.	48,044	4,639,129
#*	SiteOne Landscape Supply, Inc.	29,597	3,789,304
	SkyWest, Inc.	56,684	1,491,356
#	Snap-on, Inc.	35,034	5,110,410
	Southwest Airlines Co.	285,281	8,812,330
*	SP Plus Corp.	25,801	409,978
	Spirit AeroSystems Holdings, Inc., Class A	77,839	1,523,309
#*	Spirit Airlines, Inc.	76,801	1,214,224
*	SPX Corp.	49,028	2,059,176
*	SPX FLOW, Inc.	49,864	1,998,549
	Standex International Corp.	12,499	669,321
	Stanley Black & Decker, Inc.	57,601	8,831,385
	Steelcase, Inc., Class A	100,341	1,076,659
#*	Stericycle, Inc.	33,348	2,015,386
*	Sterling Construction Co., Inc.	18,672	192,322
#*	Sunrun, Inc.	131,754	4,834,054
	Systemax, Inc.	26,758	599,647
*	Team, Inc.	28,126	111,098
*	Teledyne Technologies, Inc.	19,799	6,072,353
	Tennant Co.	21,274	1,417,274
	Terex Corp.	79,320	1,495,182
	Tetra Tech, Inc.	53,712	4,761,569
#*	Textainer Group Holdings, Ltd.	58,438	493,217
	Textron, Inc.	146,297	5,111,617
*	Thermon Group Holdings, Inc.	36,693	497,190
	Timken Co. (The)	69,507	3,173,690
	Titan International, Inc.	47,047	70,100
*	Titan Machinery, Inc.	26,746	290,595
	Toro Co. (The)	80,842	5,768,077
#*	TPI Composites, Inc.	32,895	841,454
	Trane Technologies P.L.C.	84,787	9,485,122
*	Transcat, Inc.	5,991	167,149
	TransDigm Group, Inc.	9,527	4,111,663
	TransUnion	43,924	3,934,273
#*	Trex Co., Inc.	58,144	8,101,204
*	TriMas Corp.	51,470	1,204,398
*	TriNet Group, Inc.	55,574	3,667,884
	Trinity Industries, Inc.	131,882	2,575,655
	Triton International, Ltd.	80,389	2,529,842
	Triumph Group, Inc.	31,088	210,777
*	TrueBlue, Inc.	43,338	668,705
#*	Tutor Perini Corp.	60,130	707,730

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Twin Disc, Inc.	11,080	$64,929
#*	U.S. Xpress Enterprises, Inc., Class A	15,607	142,960
	UFP Industries, Inc.	74,546	4,340,068
*	Ultralife Corp.	10,343	73,435
	UniFirst Corp.	15,110	2,817,713
	Union Pacific Corp.	237,535	41,176,692
*	United Airlines Holdings, Inc.	194,883	6,115,429
	United Parcel Service, Inc., Class B	159,290	22,740,240
*	United Rentals, Inc.	60,012	9,324,064
*	Univar Solutions, Inc.	75,429	1,332,830
	Universal Logistics Holdings, Inc.	25,915	476,059
#*	Upwork, Inc.	2,414	36,258
#	US Ecology, Inc.	28,025	971,907
*	USA Truck, Inc.	7,165	70,002
	Valmont Industries, Inc.	20,143	2,441,332
*	Vectrus, Inc.	12,323	542,089
	Verisk Analytics, Inc.	37,562	7,088,325
*	Veritiv Corp.	15,383	235,514
	Viad Corp.	19,787	286,120
*	Vicor Corp.	14,805	1,206,163
*	Virco Manufacturing Corp.	2,861	6,351
	VSE Corp.	12,191	342,933
#	Wabash National Corp.	61,829	704,232
	Waste Management, Inc.	108,625	11,905,300
	Watsco, Inc.	23,954	5,654,821
	Watsco, Inc., Class B	1,750	414,733
	Watts Water Technologies, Inc., Class A	28,582	2,397,744
*	Welbilt, Inc.	109,890	668,131
	Werner Enterprises, Inc.	91,133	4,008,485
*	WESCO International, Inc.	56,824	2,208,749
	Westinghouse Air Brake Technologies Corp.	56,437	3,509,817
#*	Willdan Group, Inc.	2,228	54,942
*	Willis Lease Finance Corp.	4,690	91,455
*	WillScot Mobile Mini Holdings Corp.	223,108	3,360,006
	Woodward, Inc.	58,604	4,391,784
	WW Grainger, Inc.	24,242	8,279,370
#*	XPO Logistics, Inc.	137,833	10,340,232
	Xylem, Inc.	89,170	6,507,627
TOTAL INDUSTRIALS			1,234,942,672
INFORMATION TECHNOLOGY — (24.8%)
#*	2U, Inc.	7,228	340,403
#*	3D Systems Corp.	110,740	729,777
*	Acacia Communications, Inc.	30,215	2,054,016
	Accenture P.L.C., Class A	148,259	33,325,658
*	ACI Worldwide, Inc.	137,916	3,694,770
#*	ACM Research, Inc., Class A	472	45,284
*	Adobe, Inc.	25,222	11,206,639
	ADTRAN, Inc.	50,098	622,217
*	Advanced Energy Industries, Inc.	36,419	2,679,346
*	Advanced Micro Devices, Inc.	88,181	6,827,855
*	Agilysys, Inc.	15,740	329,910
*	Airgain, Inc.	3,707	47,450
*	Akamai Technologies, Inc.	79,183	8,903,337
#*	Alarm.com Holdings, Inc.	13,800	966,552
*	Alithya Group, Inc., Class A	12,595	20,278
	Alliance Data Systems Corp.	28,773	1,276,370
*	Alpha & Omega Semiconductor, Ltd.	27,852	303,308
#*	Altair Engineering, Inc., Class A	3,949	159,145

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Alteryx, Inc., Class A	3,051	$535,420
*	Ambarella, Inc.	29,564	1,338,658
	Amdocs, Ltd.	55,413	3,441,147
	American Software, Inc., Class A	22,622	372,584
*	Amkor Technology, Inc.	270,442	3,676,659
	Amphenol Corp., Class A	52,728	5,576,513
*	Amtech Systems, Inc.	13,453	69,283
	Analog Devices, Inc.	108,455	12,456,057
*	ANSYS, Inc.	28,861	8,964,227
#*	Appfolio, Inc., Class A	6,460	899,361
	Apple, Inc.	1,354,801	575,844,617
	Applied Materials, Inc.	281,061	18,080,654
#*	Applied Optoelectronics, Inc.	9,865	140,182
#*	Arista Networks, Inc.	21,133	5,489,719
*	Arlo Technologies, Inc.	50,947	214,996
*	Arrow Electronics, Inc.	71,420	5,115,100
*	Aspen Technology, Inc.	42,849	4,167,494
	AstroNova, Inc.	3,998	27,506
#*	Asure Software, Inc.	5,929	38,242
#*	Atlassian Corp. P.L.C., Class A	4,739	837,144
*	Autodesk, Inc.	18,873	4,462,143
	Automatic Data Processing, Inc.	96,789	12,864,226
*	Avalara, Inc.	4,886	656,923
#*	Avaya Holdings Corp.	106,905	1,353,417
*	Aviat Networks, Inc.	2,990	61,295
#*	Avid Technology, Inc.	36,487	300,288
	Avnet, Inc.	110,063	2,940,883
*	Aware, Inc.	6,547	19,445
*	Axcelis Technologies, Inc.	36,882	1,085,068
*	AXT, Inc.	45,804	219,401
	Badger Meter, Inc.	37,233	2,330,786
	Bel Fuse, Inc., Class A	1,600	18,400
	Bel Fuse, Inc., Class B	10,720	130,784
	Belden, Inc.	51,001	1,611,632
	Benchmark Electronics, Inc.	42,741	870,207
*	BK Technologies Corp.	766	2,398
*	Black Knight, Inc.	67,365	5,046,986
	Blackbaud, Inc.	27,523	1,721,288
#*	Blackline Inc.	9,804	871,674
	Booz Allen Hamilton Holding Corp.	97,819	7,997,681
*	Bottomline Technologies De, Inc.	17,340	836,828
*	Brightcove, Inc.	10,100	106,858
	Broadcom, Inc.	69,499	22,013,808
	Broadridge Financial Solutions, Inc.	58,348	7,838,470
	Brooks Automation, Inc.	64,249	3,498,358
*	BSQUARE Corp.	1,679	2,485
	Cabot Microelectronics Corp.	26,019	3,921,584
*	CACI International, Inc., Class A	24,183	5,025,711
*	Cadence Design Systems, Inc.	96,715	10,566,114
*	CalAmp Corp.	38,323	301,985
*	Calix, Inc.	55,382	1,135,885
#*	Cardtronics P.L.C., Class A	48,891	1,091,736
	Cass Information Systems, Inc.	13,663	489,545
	CDK Global, Inc.	52,612	2,391,742
	CDW Corp.	75,620	8,790,825
#	Cerence, Inc.	28,413	1,126,860
#*	Ceridian HCM Holding, Inc.	966	75,628
*	CEVA, Inc.	19,824	796,925
*	ChannelAdvisor Corp.	18,912	385,237

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ciena Corp.	148,389	$8,830,629
*	Cirrus Logic, Inc.	67,083	4,597,198
	Cisco Systems, Inc.	1,202,069	56,617,450
	Citrix Systems, Inc.	37,090	5,294,968
*	Clearfield, Inc.	7,734	144,162
	Cognex Corp.	63,600	4,252,932
	Cognizant Technology Solutions Corp., Class A	165,341	11,296,097
*	Coherent, Inc.	21,708	3,013,722
	Cohu, Inc.	48,266	908,849
	Communications Systems, Inc.	6,432	31,195
*	CommVault Systems, Inc.	12,356	544,652
*	Computer Task Group, Inc.	11,157	53,888
	Comtech Telecommunications Corp.	27,733	455,376
*	Conduent, Inc.	180,567	344,883
*	Cornerstone OnDemand, Inc.	11,984	425,552
	Corning, Inc.	330,281	10,238,711
#*	Coupa Software, Inc.	4,016	1,230,703
#*	Cree, Inc.	80,541	5,550,886
	CSG Systems International, Inc.	39,407	1,660,217
	CTS Corp.	32,666	648,747
*	CyberOptics Corp.	4,601	181,049
	Daktronics, Inc.	45,909	191,441
#*	DASAN Zhone Solutions, Inc.	15,810	159,839
*	Data I/O Corp.	5,845	21,919
*	Dell Technologies, Inc., Class C	15,330	917,194
*	Digi International, Inc.	31,463	381,332
*	Diodes, Inc.	61,941	3,186,864
*	DocuSign, Inc.	9,541	2,068,775
	Dolby Laboratories, Inc., Class A	46,631	3,245,518
*	Dropbox, Inc., Class A	38,671	879,765
*	DSP Group, Inc.	20,898	310,335
	DXC Technology Co.	144,247	2,583,464
#	Ebix, Inc.	35,764	788,775
*	EchoStar Corp., Class A	37,483	1,023,286
#*	eGain Corp.	3,704	36,707
*	EMCORE Corp.	21,229	74,302
*	Endurance International Group Holdings, Inc.	87,594	496,658
#*	Enphase Energy Inc.	56,172	3,390,542
	Entegris, Inc.	136,196	9,793,854
*	Envestnet, Inc.	18,144	1,473,293
*	EPAM Systems, Inc.	20,040	5,813,203
*	ePlus, Inc.	15,713	1,171,247
*	Euronet Worldwide, Inc.	45,560	4,380,138
#	EVERTEC, Inc.	68,184	2,117,113
*	Evo Payments, Inc., Class A	2,600	58,994
*	ExlService Holdings, Inc.	32,456	2,079,131
*	F5 Networks, Inc.	26,777	3,638,994
*	Fabrinet	50,625	3,676,894
*	Fair Isaac Corp.	24,279	10,663,094
#*	FARO Technologies, Inc.	19,942	1,193,130
	Fidelity National Information Services, Inc.	101,743	14,886,018
*	FireEye, Inc.	58,130	877,763
#*	First Solar, Inc.	78,838	4,694,803
*	Fiserv, Inc.	96,747	9,654,383
#*	Fitbit, Inc., Class A	268,299	1,754,675
*	FleetCor Technologies, Inc.	40,945	10,587,149
*	Flex, Ltd.	336,356	3,864,730
	FLIR Systems, Inc.	116,230	4,842,142
*	FormFactor, Inc.	97,119	2,800,912

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fortinet, Inc.	36,878	$5,100,227
*	Frequency Electronics, Inc.	4,145	43,398
*	Gartner, Inc.	18,874	2,352,455
#*	Genasys, Inc.	6,445	27,069
	Genpact, Ltd.	169,717	6,758,131
	Global Payments, Inc.	83,392	14,845,444
	GlobalSCAPE, Inc.	3,392	32,326
*	Globant SA	16,454	2,845,555
*	GoDaddy, Inc., Class A	36,408	2,558,754
*	GSE Systems, Inc.	8,763	8,237
*	GSI Technology, Inc.	14,940	85,457
#*	GTT Communications, Inc.	60,440	380,772
#*	Guidewire Software, Inc.	20,883	2,457,094
	Hackett Group, Inc. (The)	31,360	432,454
#*	Harmonic, Inc.	87,598	488,797
	Hewlett Packard Enterprise Co.	616,923	6,089,030
	HP, Inc.	243,212	4,275,667
#*	HubSpot, Inc.	5,559	1,304,197
*	Ichor Holdings, Ltd.	22,161	727,324
*	Identiv, Inc.	1,600	8,192
*	IEC Electronics Corp.	4,588	41,292
#*	II-VI, Inc.	54,088	2,743,343
#*	Immersion Corp.	29,118	196,547
#*	Infinera Corp.	171,116	1,350,105
*	Information Services Group, Inc.	22,709	46,553
*	Inphi Corp.	23,275	3,041,111
#*	Inseego Corp.	10,653	143,602
*	Insight Enterprises, Inc.	40,341	2,010,595
	Intel Corp.	1,824,849	87,100,043
	InterDigital, Inc.	29,241	1,755,045
	International Business Machines Corp.	253,782	31,199,959
*	inTEST Corp.	2,800	13,076
*	Intevac, Inc.	13,969	82,696
	Intuit, Inc.	39,649	12,147,264
*	IPG Photonics Corp.	38,485	6,889,200
#*	Iteris, Inc.	21,217	98,447
*	Itron, Inc.	38,719	2,693,294
#*	j2 Global, Inc.	47,959	2,720,234
	Jabil, Inc.	243,345	8,483,007
	Jack Henry & Associates, Inc.	39,557	7,053,013
	Juniper Networks, Inc.	134,523	3,414,194
	KBR, Inc.	159,242	3,541,542
*	Key Tronic Corp.	5,745	38,894
*	Keysight Technologies, Inc.	99,200	9,909,088
*	Kimball Electronics, Inc.	17,079	226,809
	KLA Corp.	59,798	11,949,434
*	Knowles Corp.	103,630	1,581,394
	Kulicke & Soffa Industries, Inc.	80,636	1,911,073
*	KVH Industries, Inc.	13,737	111,544
	Lam Research Corp.	72,514	27,349,380
#*	Lattice Semiconductor Corp.	105,555	3,281,705
	Leidos Holdings, Inc.	84,551	8,045,873
#*	Limelight Networks, Inc.	97,014	608,278
	Littelfuse, Inc.	18,826	3,344,439
*	LiveRamp Holdings, Inc.	75,374	3,434,793
	LogMeIn, Inc.	36,893	3,165,788
#*	Lumentum Holdings, Inc.	35,153	3,263,253
*	Luna Innovations, Inc.	21,473	121,752
#*	MACOM Technology Solutions Holdings, Inc.	50,146	2,119,170

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	MagnaChip Semiconductor Corp.	16,223	$184,618
#*	Majesco	3,787	49,420
*	Manhattan Associates, Inc.	66,598	6,379,422
	ManTech International Corp., Class A	33,094	2,302,681
	Marvell Technology Group, Ltd.	259,076	9,448,502
	Mastercard, Inc., Class A	216,100	66,673,333
	Maxim Integrated Products, Inc.	86,501	5,889,853
	MAXIMUS, Inc.	65,681	4,874,187
*	MaxLinear, Inc.	66,481	1,685,293
	Methode Electronics, Inc.	41,613	1,173,487
#	Microchip Technology, Inc.	73,983	7,526,291
*	Micron Technology, Inc.	452,390	22,644,381
	Microsoft Corp.	1,706,556	349,861,046
*	MicroStrategy, Inc., Class A	7,544	934,852
*	Mimecast, Ltd.	7,559	354,744
*	Mitek Systems, Inc.	23,421	240,299
	MKS Instruments, Inc.	54,977	7,006,269
#*	MoneyGram International, Inc.	37,429	130,253
#*	MongoDB, Inc.	2,811	643,944
	Monolithic Power Systems, Inc.	16,510	4,375,315
	Motorola Solutions, Inc.	35,174	4,917,325
	MTS Systems Corp.	18,685	346,607
#*	Napco Security Technologies, Inc.	7,089	187,008
	National Instruments Corp.	70,927	2,517,909
*	NCR Corp.	95,736	1,764,414
*	NeoPhotonics Corp.	41,502	378,083
	NetApp, Inc.	122,597	5,431,047
#*	NETGEAR, Inc.	33,044	1,016,103
*	Netscout Systems, Inc.	82,859	2,109,590
*	NetSol Technologies, Inc.	3,510	10,776
	Network-1 Technologies, Inc.	8,087	17,549
	NIC, Inc.	54,808	1,201,391
	NortonLifeLock, Inc.	162,399	3,483,459
*	Novanta, Inc.	28,542	2,959,235
#*	Nuance Communications, Inc.	148,321	4,056,579
	NVE Corp.	3,642	197,542
	NVIDIA Corp.	71,917	30,535,239
*	Okta, Inc.	7,869	1,738,892
*	ON Semiconductor Corp.	440,330	9,070,798
*	OneSpan, Inc.	37,651	1,172,452
*	Onto Innovation, Inc.	61,238	2,316,021
	Oracle Corp.	657,349	36,450,002
*	OSI Systems, Inc.	20,737	1,471,498
*	Palo Alto Networks, Inc.	5,065	1,296,235
#*	PAR Technology Corp.	8,164	251,125
	Paychex, Inc.	99,866	7,182,363
*	Paycom Software, Inc.	37,116	10,554,677
*	Paylocity Holding Corp.	22,325	2,973,690
*	PayPal Holdings, Inc.	103,713	20,335,008
	PC Connection, Inc.	33,214	1,451,452
	PC-Tel, Inc.	14,847	97,248
#*	PDF Solutions, Inc.	32,204	791,574
	Pegasystems, Inc.	23,264	2,719,329
#*	Perceptron, Inc.	8,358	35,104
*	Perficient, Inc.	47,526	1,863,494
	Perspecta, Inc.	78,852	1,687,433
*	PFSweb, Inc.	15,487	122,812
*	Photronics, Inc.	80,157	952,265
*	Pixelworks, Inc.	15,908	50,747

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Plexus Corp.	36,434	$2,706,682
	Power Integrations, Inc.	22,167	2,705,039
#*	Powerfleet, Inc.	1,298	5,815
*	PRGX Global, Inc.	19,607	105,878
	Progress Software Corp.	58,751	2,048,060
*	Proofpoint, Inc.	7,261	839,880
*	PTC, Inc.	21,547	1,843,561
*	Pure Storage, Inc., Class A	58,228	1,039,952
	QAD, Inc., Class A	8,284	327,301
	QAD, Inc., Class B	1,920	54,067
*	Qorvo, Inc.	79,280	10,159,732
	QUALCOMM, Inc.	407,518	43,037,976
#*	Qualys, Inc.	22,382	2,763,729
*	Rambus, Inc.	128,200	1,892,232
*	RealNetworks, Inc.	27,113	42,025
#*	RealPage, Inc.	26,839	1,691,125
*	Ribbon Communications, Inc.	118,289	520,472
	Richardson Electronics, Ltd.	8,608	37,273
#*	RingCentral, Inc., Class A	6,933	2,012,442
*	Rogers Corp.	18,677	2,226,112
*	Rosetta Stone, Inc.	15,810	423,234
	Sabre Corp.	196,123	1,482,690
#*	Sailpoint Technologies Holdings, Inc.	14,819	466,799
*	salesforce.com, Inc.	40,698	7,930,005
*	Sanmina Corp.	79,257	2,352,348
#	Sapiens International Corp. NV	16,847	514,844
*	ScanSource, Inc.	29,473	676,405
	Science Applications International Corp.	55,781	4,461,364
	Seagate Technology P.L.C.	118,040	5,337,769
#*	SecureWorks Corp., Class A	4,100	49,036
*	Semtech Corp.	54,038	3,011,538
*	ServiceNow, Inc.	6,357	2,791,994
*	ServiceSource International, Inc.	30,324	47,305
*	Silicon Laboratories, Inc.	21,126	2,123,374
	Skyworks Solutions, Inc.	103,109	15,010,608
#*	SMART Global Holdings, Inc.	26,976	752,361
#*	SMTC Corp.	12,467	39,022
*	SolarEdge Technologies, Inc.	51,220	8,968,622
#*	Splunk, Inc.	7,924	1,662,614
*	SPS Commerce, Inc.	18,581	1,396,734
#*	Square, Inc., Class A	9,357	1,215,006
	SS&C Technologies Holdings, Inc.	86,673	4,983,697
*	StarTek, Inc.	29,265	142,813
*	Steel Connect, Inc.	53,705	28,464
#*	Stratasys, Ltd.	61,081	914,993
#*	Super Micro Computer, Inc.	8,627	261,441
*	Sykes Enterprises, Inc.	48,314	1,326,702
*	Synacor, Inc.	3,670	4,294
#*	Synaptics, Inc.	35,861	2,869,597
#*	Synchronoss Technologies, Inc.	30,922	102,043
	SYNNEX Corp.	51,940	6,478,996
*	Synopsys, Inc.	44,219	8,809,309
	TE Connectivity, Ltd.	138,764	12,359,709
*	Telenav, Inc.	35,217	182,600
#*	Teradata Corp.	102,651	2,155,671
	Teradyne, Inc.	128,658	11,445,416
	TESSCO Technologies, Inc.	6,626	40,816
	Texas Instruments, Inc.	256,744	32,747,697
#*	Trade Desk, Inc. (The), Class A	8,174	3,689,090

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	TransAct Technologies, Inc.	6,652	$23,349
*	Trimble, Inc.	75,411	3,356,544
#	TTEC Holdings, Inc.	53,568	2,542,337
#*	TTM Technologies, Inc.	118,374	1,457,184
#*	Twilio, Inc., Class A	21,721	6,025,840
*	Tyler Technologies, Inc.	6,954	2,484,317
#	Ubiquiti, Inc.	28,492	5,279,568
*	Ultra Clean Holdings, Inc.	44,751	1,346,558
#*	Unisys Corp.	20,516	243,935
	Universal Display Corp.	11,976	2,089,213
*	Upland Software, Inc.	4,874	167,763
#*	Veeco Instruments, Inc.	57,003	770,681
*	Verint Systems, Inc.	52,741	2,367,543
*	VeriSign, Inc.	25,382	5,372,862
*	ViaSat, Inc.	39,920	1,515,363
*	Viavi Solutions, Inc.	203,831	2,818,983
*	Virtusa Corp.	29,274	1,188,524
	Visa, Inc., Class A	398,435	75,862,024
	Vishay Intertechnology, Inc.	154,020	2,416,574
*	Vishay Precision Group, Inc.	10,529	267,963
#*	VMware, Inc., Class A	13,167	1,846,145
	Wayside Technology Group, Inc.	3,335	77,139
	Western Digital Corp.	116,864	5,036,838
	Western Union Co. (The)	107,325	2,605,851
#*	WEX, Inc.	24,105	3,817,509
*	Workday, Inc., Class A	3,900	705,588
*	Xerox Holdings Corp.	133,160	2,217,114
	Xilinx, Inc.	95,771	10,281,017
	Xperi Holding Corp.	106,145	1,957,314
*	Zebra Technologies Corp., Class A	42,686	11,984,094
*	Zendesk, Inc.	6,772	617,268
*	Zix Corp.	10,988	78,180
*	Zscaler, Inc.	4,824	626,396
TOTAL INFORMATION TECHNOLOGY			2,422,783,254
MATERIALS — (3.9%)
#	Advanced Emissions Solutions, Inc.	1,692	7,039
*	AdvanSix, Inc.	27,152	338,042
#*	AgroFresh Solutions, Inc.	19,213	46,880
	Air Products & Chemicals, Inc.	39,001	11,178,857
	Albemarle Corp.	63,888	5,268,204
*	Alcoa Corp.	87,091	1,132,183
#*	Allegheny Technologies, Inc.	98,654	857,303
*	Amcor, P.L.C.	554,262	5,708,899
	American Vanguard Corp.	35,319	475,394
*	Ampco-Pittsburgh Corp.	3,640	10,665
	AptarGroup, Inc.	73,152	8,427,110
*	Arconic Corp.	51,172	833,592
	Ashland Global Holdings, Inc.	39,372	2,971,798
	Avery Dennison Corp.	73,397	8,318,816
	Avient Corp.	84,660	2,023,374
*	Axalta Coating Systems, Ltd.	211,617	4,697,897
	Balchem Corp.	30,150	3,022,839
	Ball Corp.	185,037	13,624,274
*	Berry Global Group, Inc.	109,212	5,459,508
	Boise Cascade Co.	43,975	2,048,795
	Cabot Corp.	58,563	2,136,378
	Carpenter Technology Corp.	54,026	1,208,021
	Celanese Corp.	75,964	7,383,701

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Century Aluminum Co.	96,028	$836,404
	CF Industries Holdings, Inc.	115,649	3,623,283
	Chase Corp.	9,126	917,711
	Chemours Co. (The)	108,352	2,007,762
*	Clearwater Paper Corp.	18,322	676,448
#	Cleveland-Cliffs, Inc.	391,743	2,029,229
*	Coeur Mining, Inc.	272,708	2,162,574
	Commercial Metals Co.	132,653	2,743,264
	Compass Minerals International, Inc.	38,224	1,947,131
*	Contango ORE, Inc.	780	10,452
*	Core Molding Technologies, Inc.	6,699	30,815
*	Corteva, Inc.	213,081	6,085,593
*	Crown Holdings, Inc.	96,831	6,931,163
	Domtar Corp.	63,134	1,325,183
*	Dow, Inc.	256,349	10,525,690
	DuPont de Nemours, Inc.	132,045	7,061,767
	Eagle Materials, Inc.	33,680	2,702,146
	Eastman Chemical Co.	69,993	5,223,578
	Ecolab, Inc.	31,741	5,938,106
*	Element Solutions, Inc.	281,259	3,054,473
#*	Ferro Corp.	95,376	1,114,945
*	Ferroglobe P.L.C.	64,180	31,127
»	Ferroglobe Representation & Warranty Insurance Trust	47,466	0
*	Flotek Industries, Inc.	21,184	29,234
	FMC Corp.	55,416	5,876,867
	Freeport-McMoRan, Inc.	545,789	7,051,594
	Friedman Industries, Inc.	5,121	25,707
	FutureFuel Corp.	43,253	570,074
*	GCP Applied Technologies, Inc.	67,994	1,551,623
#	Gold Resource Corp.	70,007	307,331
	Graphic Packaging Holding Co.	327,906	4,571,010
	Greif, Inc., Class A	29,258	1,017,886
	Greif, Inc., Class B	12,847	504,759
	Hawkins, Inc.	11,947	615,629
	Haynes International, Inc.	14,840	272,462
#	HB Fuller Co.	57,657	2,614,168
	Hecla Mining Co.	255,507	1,410,399
	Huntsman Corp.	232,720	4,305,320
*	Ingevity Corp.	34,911	2,041,595
	Innospec, Inc.	25,734	1,934,425
	International Flavors & Fragrances, Inc.	19,260	2,425,797
	International Paper Co.	194,711	6,773,996
*	Intrepid Potash, Inc.	153,694	139,262
	Kaiser Aluminum Corp.	12,565	778,402
*	Koppers Holdings, Inc.	23,341	587,493
*	Kraton Corp.	35,621	468,416
	Kronos Worldwide, Inc.	80,607	906,023
	Linde P.L.C.	53,532	13,121,228
#*	Livent Corp.	138,454	868,107
	Louisiana-Pacific Corp.	108,552	3,437,842
*	LSB Industries, Inc.	20,812	21,853
	LyondellBasell Industries NV, Class A	147,789	9,239,768
	Martin Marietta Materials, Inc.	26,524	5,495,242
	Materion Corp.	24,850	1,426,887
	Mercer International, Inc.	77,089	574,313
	Minerals Technologies, Inc.	38,676	1,813,131
	Mosaic Co. (The)	153,756	2,071,093
	Myers Industries, Inc.	41,536	625,532
	Neenah, Inc.	17,675	788,482

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	NewMarket Corp.	7,928	$2,971,494
	Newmont Corp.	176,118	12,187,366
#	Nexa Resources SA	3,500	22,015
	Northern Technologies International Corp.	5,456	47,085
	Nucor Corp.	154,400	6,477,080
#	O-I Glass, Inc.	111,632	1,165,438
	Olin Corp.	175,728	1,975,183
	Olympic Steel, Inc.	13,520	143,042
	Packaging Corp. of America	63,610	6,114,193
	PH Glatfelter Co.	48,803	777,432
	PPG Industries, Inc.	115,789	12,464,686
*	PQ Group Holdings, Inc.	3,040	37,301
*	Ramaco Resources, Inc.	6,117	13,580
	Rayonier Advanced Materials, Inc.	61,501	178,968
	Reliance Steel & Aluminum Co.	71,129	6,989,135
*	Resolute Forest Products, Inc.	84,858	257,120
	Royal Gold, Inc.	47,315	6,620,788
	RPM International, Inc.	99,801	8,142,764
*	Ryerson Holding Corp.	35,653	200,726
	Schnitzer Steel Industries, Inc., Class A	30,228	556,195
	Schweitzer-Mauduit International, Inc.	36,271	1,179,896
	Scotts Miracle-Gro Co. (The)	49,063	7,779,920
	Sealed Air Corp.	74,941	2,673,895
	Sensient Technologies Corp.	39,299	2,051,801
	Sherwin-Williams Co. (The)	22,022	14,268,494
	Silgan Holdings, Inc.	128,720	4,923,540
	Sonoco Products Co.	103,065	5,332,583
	Southern Copper Corp.	22,465	981,945
	Steel Dynamics, Inc.	195,556	5,360,190
	Stepan Co.	28,889	3,154,679
*	Summit Materials, Inc., Class A	127,123	1,871,251
	SunCoke Energy, Inc.	78,005	248,836
*	Synalloy Corp.	5,922	42,046
#	Tecnoglass, Inc.	19,302	95,545
*	TimkenSteel Corp.	46,411	170,328
*	Trecora Resources	20,945	120,434
	Tredegar Corp.	34,968	555,292
#	Trinseo SA	42,992	932,926
*	Tronox Holdings P.L.C., Class A	139,007	1,059,233
*	UFP Technologies, Inc.	5,584	240,894
	United States Lime & Minerals, Inc.	5,417	488,668
#	United States Steel Corp.	191,001	1,272,067
*	Universal Stainless & Alloy Products, Inc.	8,535	61,367
#*	US Concrete, Inc.	19,871	493,198
	Valvoline, Inc.	121,136	2,485,711
*	Venator Materials P.L.C	46,253	80,018
	Verso Corp., Class A	39,389	480,940
	Vulcan Materials Co.	44,838	5,264,878
	Warrior Met Coal, Inc.	57,399	913,792
	Westlake Chemical Corp.	79,109	4,311,440
	WestRock Co.	125,734	3,377,215
	Worthington Industries, Inc.	53,101	1,987,039
	WR Grace & Co.	40,003	1,845,338
TOTAL MATERIALS			383,868,353
REAL ESTATE — (0.2%)
#*	Altisource Asset Management Corp.	743	10,863
#*	Altisource Portfolio Solutions SA	8,399	112,798
*	CBRE Group, Inc., Class A	175,189	7,675,030

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	CKX Lands, Inc.	39	$344
#	CTO Realty Growth, Inc.	5,372	212,946
*	Cushman & Wakefield P.L.C.	584	6,249
*	Five Point Holdings LLC, Class A	3,182	15,274
#*	Forestar Group, Inc.	6,970	120,651
*	FRP Holdings, Inc.	10,189	398,594
	Griffin Industrial Realty, Inc.	3,069	150,995
*	Howard Hughes Corp. (The)	32,393	1,722,984
	Jones Lang LaSalle, Inc.	42,425	4,196,257
	Kennedy-Wilson Holdings, Inc.	153,377	2,276,115
*	Marcus & Millichap, Inc.	36,425	992,217
	Newmark Group, Inc., Class A	167,531	681,851
#*	Rafael Holdings, Inc., Class B	16,232	226,761
	RE/MAX Holdings, Inc., Class A	20,093	650,410
	RMR Group, Inc. (The), Class A	12,397	356,538
#*	St Joe Co. (The)	60,104	1,238,743
*	Stratus Properties, Inc.	7,316	139,735
*	Tejon Ranch Co.	29,287	420,268
#*	Trinity Place Holdings, Inc.	4,852	6,453
TOTAL REAL ESTATE			21,612,076
UTILITIES — (1.9%)
	AES Corp.	192,756	2,935,674
	ALLETE, Inc.	24,427	1,448,521
	Alliant Energy Corp.	46,351	2,496,001
	Ameren Corp.	53,056	4,257,213
	American Electric Power Co., Inc.	37,600	3,266,688
	American States Water Co.	26,118	2,007,952
	American Water Works Co., Inc.	39,126	5,762,086
	Artesian Resources Corp., Class A	6,355	222,933
	Atlantica Sustainable Infrastructure P.L.C.	92,208	2,763,474
	Atmos Energy Corp.	35,933	3,808,539
	Avangrid, Inc.	24,409	1,215,324
	Avista Corp.	39,964	1,483,863
	Black Hills Corp.	40,178	2,324,699
	California Water Service Group	43,574	2,042,313
	CenterPoint Energy, Inc.	89,595	1,703,201
	Chesapeake Utilities Corp.	14,778	1,248,593
	Clearway Energy, Inc., Class A	17,052	390,661
#	Clearway Energy, Inc., Class C	47,356	1,162,116
	CMS Energy Corp.	57,732	3,705,240
	Consolidated Edison, Inc.	46,085	3,540,711
	Consolidated Water Co., Ltd.	8,030	98,528
	Dominion Energy, Inc.	63,687	5,160,558
	DTE Energy Co.	40,700	4,706,141
	Duke Energy Corp.	55,681	4,718,408
	Edison International	78,669	4,379,503
	Entergy Corp.	43,092	4,530,262
	Essential Utilities, Inc.	70,122	3,180,033
	Evergy, Inc.	77,224	5,006,432
	Eversource Energy	53,161	4,788,211
	Exelon Corp.	73,679	2,844,746
	FirstEnergy Corp.	72,534	2,103,486
#	Genie Energy, Ltd., Class B	15,076	122,568
	Hawaiian Electric Industries, Inc.	46,687	1,692,871
	IDACORP, Inc.	27,260	2,541,995
	MDU Resources Group, Inc.	130,696	2,742,002
	MGE Energy, Inc.	27,121	1,798,936
	Middlesex Water Co.	14,184	908,627

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	National Fuel Gas Co.	37,254	$1,511,395
	New Jersey Resources Corp.	65,976	2,049,215
	NextEra Energy, Inc.	37,386	10,494,250
	NiSource, Inc.	106,538	2,604,854
	Northwest Natural Holding Co.	21,381	1,143,670
	NorthWestern Corp.	39,247	2,208,036
	NRG Energy, Inc.	176,581	5,970,204
	OGE Energy Corp.	77,354	2,544,947
	ONE Gas, Inc.	29,343	2,221,265
#	Ormat Technologies, Inc.	52,901	3,147,609
	Otter Tail Corp.	35,299	1,350,187
	Pinnacle West Capital Corp.	23,622	1,962,516
	PNM Resources, Inc.	53,875	2,275,141
	Portland General Electric Co.	53,704	2,369,957
	PPL Corp.	156,485	4,165,631
	Public Service Enterprise Group, Inc.	63,640	3,560,022
*	Pure Cycle Corp.	13,614	122,934
	RGC Resources, Inc.	4,261	98,855
	Sempra Energy	21,416	2,665,435
	SJW Group	21,754	1,358,755
	South Jersey Industries, Inc.	65,039	1,517,360
	Southern Co. (The)	79,663	4,350,396
	Southwest Gas Holdings, Inc.	25,612	1,783,620
	Spark Energy, Inc., Class A	6,094	46,010
	Spire, Inc.	23,955	1,477,065
»	TerraForm Power, Inc., Class A	41,208	881,961
	UGI Corp.	89,981	2,999,967
	Unitil Corp.	12,237	528,027
	Vistra Corp.	298,203	5,564,468
	WEC Energy Group, Inc.	42,285	4,028,069
	Xcel Energy, Inc.	56,192	3,879,496
	York Water Co. (The)	9,812	454,394
TOTAL UTILITIES			180,444,820
TOTAL COMMON STOCKS			9,486,514,503
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	9,450	255,055
INDUSTRIALS — (0.0%)
	Air T Funding	38	808
	WESCO International, Inc.	26,110	708,103
TOTAL INDUSTRIALS			708,911
TOTAL PREFERRED STOCKS			963,966
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Occidental Petroleum Corp. 08/03/2027	37,930	212,411
*»	Parker Drilling Co. Warrants 09/16/2024	1,207	0
TOTAL ENERGY			212,411

T.A. U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†

HEALTH CARE — (0.0%)
*» Pulse Biosciences, Inc. Warrants 05/14/25	71	$230
TOTAL RIGHTS/WARRANTS		212,641
TOTAL INVESTMENT SECURITIES (Cost $5,152,320,915)		9,487,691,110

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	21,609,649	21,609,649
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	22,726,112	262,963,841
TOTAL INVESTMENTS — (100.0%)
(Cost $5,436,863,387)^^			$9,772,264,600
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$716,199,218	—	—	$716,199,218
Consumer Discretionary	1,172,959,589	$3,627	—	1,172,963,216
Consumer Staples	582,552,448	—	—	582,552,448
Energy	250,817,356	—	—	250,817,356
Financials	1,267,756,928	4,345	—	1,267,761,273
Health Care	1,252,489,554	80,263	—	1,252,569,817
Industrials	1,234,942,672	—	—	1,234,942,672
Information Technology	2,422,783,254	—	—	2,422,783,254
Materials	383,868,353	—	—	383,868,353
Real Estate	21,612,076	—	—	21,612,076
Utilities	179,562,859	881,961	—	180,444,820
Preferred Stocks
Communication Services	255,055	—	—	255,055
Industrials	708,911	—	—	708,911
Rights/Warrants
Energy	—	212,411	—	212,411
Health Care	—	230	—	230
Temporary Cash Investments	21,609,649	—	—	21,609,649
Securities Lending Collateral	—	262,963,841	—	262,963,841
TOTAL	$9,508,117,922	$264,146,678	—	$9,772,264,600

Tax-Managed DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (5.3%)
* AMP, Ltd.	314,905	$327,660
Aurizon Holdings, Ltd.	173,465	553,171
Australia & New Zealand Banking Group, Ltd.	1,058,391	13,442,298
Bendigo & Adelaide Bank, Ltd.	97,061	476,487
BlueScope Steel, Ltd.	905,558	7,242,093
Boral, Ltd.	291,194	744,896
Cleanaway Waste Management, Ltd.	1,300,386	1,929,339
Crown Resorts, Ltd.	74,497	476,277
Fortescue Metals Group, Ltd.	1,413,357	17,592,347
Harvey Norman Holdings, Ltd.	940,640	2,486,704
Incitec Pivot, Ltd.	479,229	628,167
Lendlease Corp., Ltd.	244,173	1,983,557
National Australia Bank, Ltd.	1,499,389	18,718,487
Newcrest Mining, Ltd.	193,341	4,925,517
Oil Search, Ltd.	1,809,793	3,735,411
Origin Energy, Ltd.	916,695	3,509,912
QBE Insurance Group, Ltd.	35,991	252,062
Qube Holdings, Ltd.	701,207	1,354,935
Santos, Ltd.	2,343,697	8,754,431
South32, Ltd.	2,494,022	3,661,824
Suncorp Group, Ltd.	682,453	4,168,299
Tabcorp Holdings, Ltd.	1,027,237	2,597,700
Westpac Banking Corp.	2,073,785	24,903,602
Woodside Petroleum, Ltd.	385,299	5,481,316
Worley, Ltd.	174,101	1,010,240
TOTAL AUSTRALIA		130,956,732
AUSTRIA — (0.1%)
* Erste Group Bank AG	16,195	362,497
Raiffeisen Bank International AG	67,812	1,166,492
TOTAL AUSTRIA		1,528,989
BELGIUM — (1.1%)
Ageas SA	113,113	4,234,504
KBC Group NV	179,942	10,259,638
Solvay SA	53,744	4,171,243
UCB SA	62,114	7,981,137
TOTAL BELGIUM		26,646,522
CANADA — (8.1%)
AltaGas, Ltd.	62,322	780,741
Bank of Montreal	107,188	5,864,151
Bank of Montreal	423,189	23,495,453
Bank of Nova Scotia (The)	224,311	9,212,250
Bank of Nova Scotia (The)	365,049	15,010,815
Barrick Gold Corp.	352,867	10,197,829
Barrick Gold Corp.	38,527	1,113,816
Cameco Corp.	137,581	1,397,823
Canadian Imperial Bank of Commerce	111,956	7,750,704
Canadian Imperial Bank of Commerce	91,891	6,372,641
Canadian Natural Resources, Ltd.	1,047,969	18,507,132
Cenovus Energy, Inc.	57,139	254,840
Fairfax Financial Holdings, Ltd.	14,720	4,612,109
First Quantum Minerals, Ltd.	347,429	2,936,199

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Great-West Lifeco, Inc.	13,891	$245,578
	Husky Energy, Inc.	110,972	357,080
	iA Financial Corp., Inc.	137,215	4,817,814
	Imperial Oil, Ltd.	137,582	2,150,407
	Keyera Corp.	4,100	62,321
*	Kinross Gold Corp.	1,947,880	18,177,983
	Lundin Mining Corp.	738,241	4,133,642
	Magna International, Inc.	353,662	16,328,574
	Manulife Financial Corp.	54,144	725,585
	Manulife Financial Corp.	566,432	7,601,517
	Nutrien, Ltd.	9,402	306,182
	Nutrien, Ltd.	278,273	9,068,924
	Onex Corp.	16,306	724,819
	Pembina Pipeline Corp.	42,447	1,033,160
	SNC-Lavalin Group, Inc.	9,804	155,538
	Sun Life Financial, Inc.	87,757	3,419,890
	Suncor Energy, Inc.	596,901	9,389,456
	Suncor Energy, Inc.	613,987	9,676,435
	Teck Resources, Ltd., Class B	30,588	309,888
	Teck Resources, Ltd., Class B	323,648	3,278,554
	TMX Group, Ltd.	4,244	433,826
	Wheaton Precious Metals Corp.	1,557	84,592
	Yamana Gold, Inc.	290,738	1,892,704
TOTAL CANADA			201,880,972
DENMARK — (3.3%)
	AP Moller - Maersk A.S., Class A	963	1,143,314
	AP Moller - Maersk A.S., Class B	1,136	1,462,523
	Carlsberg A.S., Class B	83,957	12,399,568
*	Danske Bank A.S.	156,866	2,540,590
*	Demant A.S.	30,595	949,753
	DSV Panalpina A.S.	161,387	22,083,466
*	Genmab A.S.	16,048	5,523,825
	GN Store Nord A.S.	3,851	236,817
	H Lundbeck A.S.	68,715	2,505,354
	Novozymes A.S., Class B	80,168	4,795,594
	Rockwool International A.S., Class B	1,851	597,157
	Tryg A.S.	42,997	1,265,238
	Vestas Wind Systems A.S.	200,476	25,698,008
TOTAL DENMARK			81,201,207
FINLAND — (1.2%)
	Fortum Oyj	171,797	3,486,927
	Nokia Oyj	169,722	814,686
*	Nordea Bank Abp	874,513	6,754,810
*	Nordea Bank Abp	889,288	6,848,389
	Stora Enso Oyj, Class R	388,174	4,868,365
	UPM-Kymmene Oyj	268,799	7,175,234
TOTAL FINLAND			29,948,411
FRANCE — (9.7%)
	Aeroports de Paris	2,870	270,559
*	Amundi SA	26,289	2,000,130
	Arkema SA	84,597	8,801,062
*	Atos SE	67,884	5,804,701
	AXA SA	459,467	9,218,603
*	BNP Paribas SA	448,190	18,081,668
	Bollore SA	476,146	1,597,635

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Bouygues SA	299,451	$10,578,578
	Carrefour SA	722,566	11,483,683
*	Cie de Saint-Gobain	424,318	15,697,659
	Cie Generale des Etablissements Michelin SCA	189,836	19,660,571
*	CNP Assurances	104,251	1,266,221
*	Credit Agricole SA	230,464	2,218,390
*	Dassault Aviation SA	515	422,316
*	Eiffage SA	26,781	2,340,469
	Electricite de France SA	486,550	4,927,082
*	Engie SA	701,731	9,347,874
*	EssilorLuxottica SA	34,615	4,610,544
*	Faurecia SE	32,205	1,243,684
	Iliad SA	8,304	1,624,026
*	Natixis SA	356,004	870,783
	Orange SA	1,278,708	14,987,583
*	Peugeot SA	747,108	12,009,550
	Publicis Groupe SA	149,000	4,764,432
*	Renault SA	116,004	2,756,862
	Sanofi	33,661	3,534,308
*	SCOR SE	60,580	1,559,146
*	Societe Generale SA	579,275	8,918,122
	Total SE	1,487,320	56,285,688
	Valeo SA	20,298	520,895
	Vivendi SA	115,042	3,052,802
TOTAL FRANCE			240,455,626
GERMANY — (5.9%)
	Allianz SE	118,217	24,526,984
	BASF SE	268,643	14,819,976
	Bayer AG	89,253	5,929,390
	Bayerische Motoren Werke AG	244,086	15,609,410
*	Commerzbank AG	36,489	187,521
	Continental AG	76,086	7,349,813
	Covestro AG	106,387	4,128,603
	Daimler AG	643,382	28,131,243
*	Deutsche Bank AG	331,426	2,980,341
*	Deutsche Bank AG	386,315	3,445,930
*	Deutsche Lufthansa AG	80,543	706,641
	Evonik Industries AG	104,966	2,835,784
#	Hapag-Lloyd AG	11,033	607,457
	HeidelbergCement AG	87,715	4,867,780
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,700	4,426,726
	RWE AG	231,777	8,736,687
*	Talanx AG	51,657	1,880,495
	Telefonica Deutschland Holding AG	592,273	1,616,052
	Uniper SE	274,523	9,477,396
#*	Volkswagen AG	26,325	4,098,598
TOTAL GERMANY			146,362,827
HONG KONG — (2.6%)
	Bank of East Asia, Ltd. (The)	176,581	402,162
	BOC Aviation, Ltd.	321,000	1,858,094
	BOC Hong Kong Holdings, Ltd.	127,000	354,083
#	Cathay Pacific Airways, Ltd.	856,000	577,970
	CK Asset Holdings, Ltd.	1,338,500	7,432,247
	CK Hutchison Holdings, Ltd.	1,593,348	10,404,238
	CK Infrastructure Holdings, Ltd.	98,000	511,030
	Hang Lung Group, Ltd.	7,000	16,940

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Properties, Ltd.	1,132,000	$2,777,203
	Henderson Land Development Co., Ltd.	572,730	2,143,461
	Kerry Properties, Ltd.	460,000	1,094,617
	MTR Corp., Ltd.	520,211	2,585,262
	New World Development Co., Ltd.	1,296,199	6,329,043
	NWS Holdings, Ltd.	239,172	185,392
	Shangri-La Asia, Ltd.	50,665	36,659
	Sino Land Co., Ltd.	1,179,552	1,429,247
	SJM Holdings, Ltd.	2,311,000	2,607,643
	Sun Hung Kai Properties, Ltd.	844,434	10,269,830
	Swire Pacific, Ltd., Class A	13,500	66,476
	Swire Pacific, Ltd., Class B	757,500	670,907
	Tsim Sha Tsui Properties, Ltd.	145,125	469,038
	WH Group, Ltd.	7,350,500	6,543,099
	Wharf Holdings, Ltd. (The)	1,258,000	2,137,245
	Wharf Real Estate Investment Co., Ltd.	1,044,000	3,692,478
	Xinyi Glass Holdings, Ltd.	344,000	504,699
	Yue Yuen Industrial Holdings, Ltd.	46,500	73,802
TOTAL HONG KONG			65,172,865
IRELAND — (0.6%)
	CRH P.L.C.	51,239	1,865,536
	CRH P.L.C., Sponsored ADR	184,157	6,701,473
*	Flutter Entertainment P.L.C.	29,540	4,475,839
*	Flutter Entertainment P.L.C.	18,668	2,795,835
TOTAL IRELAND			15,838,683
ISRAEL — (0.4%)
	Bank Hapoalim BM	390,261	2,354,812
	Bank Leumi Le-Israel BM	18,780	95,203
	First International Bank Of Israel, Ltd.	12,588	289,661
	Isracard, Ltd.	43,849	101,387
	Israel Discount Bank, Ltd., Class A	813,089	2,499,927
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	403,003	4,650,655
TOTAL ISRAEL			9,991,645
ITALY — (1.5%)
	Eni SpA	437,712	3,899,054
*	Fiat Chrysler Automobiles NV	813,192	8,267,229
*	Fiat Chrysler Automobiles NV	455,382	4,622,127
*	Intesa Sanpaolo SpA	1,885,691	3,843,688
	Mediobanca Banca di Credito Finanziario SpA	271,342	2,191,375
	Telecom Italia SpA	10,393,255	4,215,041
	Telecom Italia SpA	1,592,329	640,087
*	UniCredit SpA	956,980	8,783,104
TOTAL ITALY			36,461,705
JAPAN — (22.3%)
	AEON Financial Service Co., Ltd.	33,300	251,441
	AGC, Inc.	249,200	7,005,231
	Aisin Seiki Co., Ltd.	144,200	4,164,676
	Alfresa Holdings Corp.	82,600	1,691,429
	Alps Alpine Co., Ltd.	27,500	346,667
	Amada Co., Ltd.	249,592	1,677,365
	Aozora Bank, Ltd.	92,900	1,486,106
	Asahi Kasei Corp.	535,200	3,849,756
	Bank of Kyoto, Ltd. (The)	26,200	961,232

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Bridgestone Corp.	146,600	$4,318,181
Brother Industries, Ltd.	61,900	963,423
Canon Marketing Japan, Inc.	56,300	1,062,203
Chiba Bank, Ltd. (The)	213,300	977,306
Chugoku Bank, Ltd. (The)	73,800	635,645
Coca-Cola Bottlers Japan Holdings, Inc.	49,875	744,102
Concordia Financial Group, Ltd.	401,613	1,190,847
Credit Saison Co., Ltd.	118,700	1,111,361
Dai Nippon Printing Co., Ltd.	138,400	3,006,852
Daicel Corp.	219,000	1,464,562
Daido Steel Co., Ltd.	1,200	33,848
Dai-ichi Life Holdings, Inc.	258,500	3,049,367
Daio Paper Corp.	56,900	772,720
Daiwa House Industry Co., Ltd.	33,500	739,252
Daiwa Securities Group, Inc.	561,200	2,491,861
Denka Co., Ltd.	84,000	2,020,110
Denso Corp.	174,033	6,437,932
Dentsu Group, Inc.	83,800	1,869,593
DIC Corp.	91,892	2,212,267
Dowa Holdings Co., Ltd.	43,000	1,261,894
Ebara Corp.	88,400	2,099,945
ENEOS Holdings, Inc.	1,645,686	5,770,779
FUJIFILM Holdings Corp.	69,700	3,117,161
Fukuoka Financial Group, Inc.	66,618	968,863
Fukuyama Transporting Co., Ltd.	24,700	856,962
Furukawa Electric Co., Ltd.	6,100	145,956
Fuyo General Lease Co., Ltd.	2,000	113,212
Glory, Ltd.	21,900	477,386
Hachijuni Bank, Ltd. (The)	133,000	494,099
Hankyu Hanshin Holdings, Inc.	192,100	5,501,762
Haseko Corp.	152,500	1,801,787
Heiwa Corp.	52,900	886,320
Hino Motors, Ltd.	111,200	641,215
Hitachi Capital Corp.	56,700	1,363,920
Hitachi Construction Machinery Co., Ltd.	10,500	304,269
Hitachi Metals, Ltd.	132,700	1,732,160
Hitachi, Ltd.	630,200	18,877,035
Honda Motor Co., Ltd.	1,074,388	26,193,422
Ibiden Co., Ltd.	56,700	1,535,845
Idemitsu Kosan Co., Ltd.	120,900	2,518,426
IHI Corp.	36,100	450,015
Iida Group Holdings Co., Ltd.	142,200	2,200,952
Inpex Corp.	613,700	3,503,008
Isetan Mitsukoshi Holdings, Ltd.	117,500	536,154
Isuzu Motors, Ltd.	494,000	4,029,312
ITOCHU Corp.	295,900	6,487,998
Itoham Yonekyu Holdings, Inc.	127,500	769,276
J Front Retailing Co., Ltd.	310,300	1,794,390
Japan Post Holdings Co., Ltd.	305,884	2,089,125
JFE Holdings, Inc.	264,992	1,739,377
JGC Holdings Corp.	90,200	912,649
JSR Corp.	113,300	2,470,542
JTEKT Corp.	240,500	1,600,582
Kajima Corp.	246,700	2,710,010
Kamigumi Co., Ltd.	93,000	1,697,317
Kandenko Co., Ltd.	115,700	906,859
Kaneka Corp.	44,400	1,049,215
Kawasaki Heavy Industries, Ltd.	167,300	2,281,409
Kokuyo Co., Ltd.	35,300	371,619

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Komatsu, Ltd.	148,600	$2,919,529
Konica Minolta, Inc.	89,200	236,279
K's Holdings Corp.	193,800	2,487,987
Kuraray Co., Ltd.	385,532	3,774,969
Kurita Water Industries, Ltd.	11,100	298,544
Kyushu Financial Group, Inc.	133,910	547,283
LIXIL Group Corp.	214,340	2,860,976
Mabuchi Motor Co., Ltd.	31,900	957,568
Maeda Road Construction Co., Ltd.	21,600	392,730
Marubeni Corp.	924,500	4,256,323
Mazda Motor Corp.	346,800	2,000,607
Mebuki Financial Group, Inc.	284,318	632,484
Medipal Holdings Corp.	93,800	1,717,817
Mitsubishi Chemical Holdings Corp.	1,126,100	6,050,333
Mitsubishi Corp.	388,400	7,826,173
Mitsubishi Gas Chemical Co., Inc.	205,800	3,268,789
Mitsubishi Heavy Industries, Ltd.	199,000	4,629,452
Mitsubishi Logistics Corp.	23,400	631,998
Mitsubishi Materials Corp.	88,100	1,801,155
Mitsubishi Motors Corp.	452,000	890,666
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	558,326	2,088,139
Mitsubishi UFJ Financial Group, Inc.	2,481,134	9,297,598
Mitsubishi UFJ Lease & Finance Co., Ltd.	545,800	2,316,849
Mitsui Chemicals, Inc.	227,000	4,320,151
Mitsui Fudosan Co., Ltd.	241,100	3,769,348
Mitsui OSK Lines, Ltd.	96,300	1,584,954
Mizuho Financial Group, Inc.	4,685,000	5,711,237
MS&AD Insurance Group Holdings, Inc.	165,263	4,152,733
Nagase & Co., Ltd.	48,400	557,919
NEC Corp.	185,100	10,370,325
NGK Insulators, Ltd.	92,500	1,149,583
NGK Spark Plug Co., Ltd.	111,600	1,500,849
NH Foods, Ltd.	71,600	3,146,953
NHK Spring Co., Ltd.	155,600	875,653
Nikon Corp.	157,413	1,100,540
Nippo Corp.	66,000	1,750,379
Nippon Express Co., Ltd.	87,500	4,159,670
Nippon Kayaku Co., Ltd.	95,400	935,848
Nippon Paper Industries Co., Ltd.	88,500	1,114,510
Nippon Shokubai Co., Ltd.	33,800	1,680,055
Nippon Steel Corp.	262,000	2,148,235
Nippon Yusen K.K.	137,500	1,789,144
Nipro Corp.	64,800	693,826
Nissan Motor Co., Ltd.	1,129,500	3,863,526
Nitto Denko Corp.	17,600	997,576
NOK Corp.	38,500	419,388
Nomura Holdings, Inc.	935,400	4,402,153
Nomura Real Estate Holdings, Inc.	141,100	2,332,774
NSK, Ltd.	336,400	2,264,521
Obayashi Corp.	829,000	7,401,635
Oji Holdings Corp.	1,147,000	4,813,523
Orient Corp.	110,500	106,520
Panasonic Corp.	807,900	6,997,525
Rengo Co., Ltd.	223,900	1,684,180
Resona Holdings, Inc.	877,200	2,875,700
Ricoh Co., Ltd.	653,800	4,210,313
Rohm Co., Ltd.	51,600	3,313,425
Sankyo Co., Ltd.	7,500	187,616
Sawai Pharmaceutical Co., Ltd.	4,600	218,523

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Seiko Epson Corp.	265,200	$2,813,512
Seino Holdings Co., Ltd.	119,400	1,469,548
Sekisui House, Ltd.	353,700	6,459,889
Seven & I Holdings Co., Ltd.	6,000	181,317
Shimizu Corp.	469,800	3,367,818
Shinsei Bank, Ltd.	62,600	707,208
Shizuoka Bank, Ltd. (The)	167,700	1,089,085
Showa Denko K.K.	122,800	2,545,907
SoftBank Group Corp.	427,100	26,938,509
Sojitz Corp.	558,700	1,171,968
Sompo Holdings, Inc.	191,860	6,322,589
Subaru Corp.	252,500	4,769,066
Sumitomo Chemical Co., Ltd.	1,943,200	5,607,332
Sumitomo Corp.	461,617	5,128,437
Sumitomo Dainippon Pharma Co., Ltd.	5,000	62,446
Sumitomo Electric Industries, Ltd.	834,700	9,325,783
Sumitomo Forestry Co., Ltd.	169,700	1,897,322
Sumitomo Heavy Industries, Ltd.	129,700	2,527,212
Sumitomo Metal Mining Co., Ltd.	101,200	3,042,026
Sumitomo Mitsui Financial Group, Inc.	506,727	13,502,468
Sumitomo Mitsui Trust Holdings, Inc.	147,000	3,774,092
Sumitomo Realty & Development Co., Ltd.	136,900	3,491,226
Sumitomo Rubber Industries, Ltd.	198,700	1,653,064
Suzuken Co., Ltd.	32,200	1,145,422
Suzuki Motor Corp.	126,000	4,134,492
T&D Holdings, Inc.	211,500	1,740,958
Taiheiyo Cement Corp.	149,700	3,248,923
Takeda Pharmaceutical Co., Ltd.	34,994	1,269,121
TDK Corp.	50,400	5,611,378
Teijin, Ltd.	243,400	3,515,117
THK Co., Ltd.	51,500	1,213,353
Toda Corp.	178,100	1,142,455
Toho Holdings Co., Ltd.	3,300	56,510
Tokai Carbon Co., Ltd.	34,700	302,750
Tokio Marine Holdings, Inc.	43,000	1,815,673
Tokyo Tatemono Co., Ltd.	240,500	2,570,460
Tokyu Fudosan Holdings Corp.	715,300	2,733,552
Toray Industries, Inc.	867,400	3,754,592
Tosoh Corp.	352,900	4,736,670
Toyo Seikan Group Holdings, Ltd.	57,700	632,015
Toyoda Gosei Co., Ltd.	81,000	1,588,288
Toyota Boshoku Corp.	7,500	87,738
Toyota Motor Corp., Sponsored ADR	380	45,349
Toyota Motor Corp.	952,988	56,573,119
Toyota Tsusho Corp.	253,000	6,416,941
TS Tech Co., Ltd.	43,500	1,103,389
Tsumura & Co.	4,800	119,617
Ube Industries, Ltd.	110,100	1,798,168
Yamada Denki Co., Ltd.	367,300	1,593,567
Yamaha Motor Co., Ltd.	250,300	3,649,889
Yamazaki Baking Co., Ltd.	5,500	92,291
Yokohama Rubber Co., Ltd. (The)	137,900	1,763,899
Zeon Corp.	175,900	1,691,507
TOTAL JAPAN		555,277,647
NETHERLANDS — (4.9%)
ABN AMRO Bank NV	159,505	1,324,817
Aegon NV	26,360	76,444
Akzo Nobel NV	54,664	5,150,685

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	ArcelorMittal SA	120,888	$1,326,147
	ASM International NV	16,253	2,486,193
	Coca-Cola European Partners P.L.C.	25,501	1,033,179
	Heineken NV	56,570	5,479,153
	ING Groep NV	1,038,775	7,243,253
*	Just Eat Takeaway.com NV	50,809	5,483,166
	Koninklijke Ahold Delhaize NV	1,350,935	38,908,066
	Koninklijke DSM NV	161,253	24,682,334
*	Koninklijke Philips NV	251,966	13,019,307
*	Koninklijke Philips NV	45,658	2,362,789
	Koninklijke Vopak NV	53,841	2,943,368
	NN Group NV	184,967	6,770,181
	Randstad NV	94,504	4,552,010
TOTAL NETHERLANDS			122,841,092
NEW ZEALAND — (0.3%)
	Auckland International Airport, Ltd.	654,789	2,791,255
	Chorus, Ltd.	129,475	639,733
	EBOS Group, Ltd.	95,917	1,390,095
	Fletcher Building, Ltd.	266,303	598,611
*	Fonterra Co-operative Group, Ltd.	63,274	160,677
	Mainfreight, Ltd.	15,124	472,698
	Ryman Healthcare, Ltd.	66,136	587,022
TOTAL NEW ZEALAND			6,640,091
NORWAY — (0.5%)
*	DNB ASA	466,001	7,157,471
	Equinor ASA	130,543	1,957,250
	Equinor ASA, Sponsored ADR	41,879	624,416
*	Norsk Hydro ASA	568,272	1,605,213
*	SpareBank 1 SR-Bank ASA	81,034	642,678
*	Storebrand ASA	231,593	1,267,360
	Yara International ASA	6,663	281,071
TOTAL NORWAY			13,535,459
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	865,680	0
	EDP Renovaveis SA	189,207	3,091,982
TOTAL PORTUGAL			3,091,982
SINGAPORE — (1.1%)
	CapitaLand, Ltd.	1,538,100	3,104,253
	City Developments, Ltd.	470,400	2,817,046
	Frasers Property, Ltd.	245,200	207,436
	Hongkong Land Holdings, Ltd.	464,800	1,770,514
	Keppel Corp., Ltd.	2,145,500	8,448,757
	Olam International, Ltd.	391,800	381,505
	Oversea-Chinese Banking Corp., Ltd.	612,056	3,833,771
	Singapore Airlines, Ltd.	2,139,000	5,335,862
	United Industrial Corp., Ltd.	304,501	464,523
	UOL Group, Ltd.	262,207	1,270,100
TOTAL SINGAPORE			27,633,767
SPAIN — (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	2,396,721	7,462,717
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	395,095	1,212,942

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco de Sabadell SA	2,102,797	$721,761
*	Banco Santander SA	4,613,192	9,892,862
	CaixaBank SA	791,747	1,703,085
	Iberdrola SA	1,248	16,129
	Iberdrola SA	29	364
	Naturgy Energy Group SA	170,009	3,163,525
	Repsol SA	259,172	2,043,762
TOTAL SPAIN			26,217,147
SWEDEN — (3.1%)
	BillerudKorsnas AB	137,789	2,201,326
	Boliden AB	335,135	9,151,924
	Getinge AB, Class B	158,510	3,828,743
*	Holmen AB, Class B	79,986	2,756,655
	Husqvarna AB, Class B	204,637	1,958,374
	ICA Gruppen AB	60,080	2,951,324
	Intrum AB	3,464	83,049
	Millicom International Cellular SA	55,912	1,682,922
*	Peab AB, Class B	142,833	1,340,663
*	Saab AB, Class B	29,229	944,355
*	Skandinaviska Enskilda Banken AB, Class A	691,633	6,691,606
	SKF AB, Class B	409,322	7,577,708
*	SSAB AB, Class A	60,858	179,785
*	SSAB AB, Class B	287,414	817,159
*	Svenska Cellulosa AB SCA, Class A	4,705	57,385
*	Svenska Cellulosa AB SCA, Class B	433,333	5,262,752
*	Svenska Handelsbanken AB, Class A	392,351	3,700,054
*	Svenska Handelsbanken AB, Class B	13,315	139,373
*	Swedbank AB, Class A	166,839	2,709,174
	Tele2 AB, Class B	14,846	210,625
	Telia Co. AB	1,264,655	4,928,017
*	Trelleborg AB, Class B	96,683	1,501,545
*	Volvo AB, Class A	105,627	1,823,376
*	Volvo AB, Class B	794,124	13,723,871
TOTAL SWEDEN			76,221,765
SWITZERLAND — (11.3%)
	ABB, Ltd.	864,968	21,722,245
	Adecco Group AG	111,022	5,246,218
*	Alcon, Inc.	58,864	3,530,663
*	Alcon, Inc.	98,795	5,971,097
	Baloise Holding AG	34,223	5,221,568
	Banque Cantonale Vaudoise	12,760	1,337,012
	Chocoladefabriken Lindt & Spruengli AG	4	342,957
	Cie Financiere Richemont SA	222,510	13,813,669
	Clariant AG	45,088	852,192
	Credit Suisse Group AG	287,522	3,066,213
	Julius Baer Group, Ltd.	205,589	9,025,333
	LafargeHolcim, Ltd.	234,263	11,083,084
	LafargeHolcim, Ltd.	116,138	5,420,924
	Lonza Group AG	51,448	32,172,237
	Novartis AG, Sponsored ADR	313,624	25,761,075
	Novartis AG	411,267	33,874,922
	Swatch Group AG (The)	8,062	1,690,178
	Swatch Group AG (The)	31,083	1,239,812
	Swiss Life Holding AG	18,305	6,689,409
	Swiss Prime Site AG	10,349	944,486
	Swiss Re AG	155,792	12,293,404

Tax-Managed DFA International Value Portfolio
CONTINUED
	Shares	Value»
SWITZERLAND — (Continued)
Swisscom AG	22,419	$11,917,161
UBS Group AG	1,132,754	13,344,723
* UBS Group AG	287,416	3,357,019
Vifor Pharma AG	20,701	2,921,890
Zurich Insurance Group AG	134,082	49,583,888
TOTAL SWITZERLAND		282,423,379
UNITED KINGDOM — (11.6%)
Anglo American P.L.C.	668,695	16,187,819
Antofagasta P.L.C.	243,456	3,236,944
Aviva P.L.C.	3,352,999	11,531,141
Barclays P.L.C., Sponsored ADR	1,401,962	7,346,281
Barclays P.L.C.	55,867	72,431
Barratt Developments P.L.C.	609,628	4,049,552
BP P.L.C., Sponsored ADR	1,499,644	33,052,159
BP P.L.C.	816,258	2,956,082
British American Tobacco P.L.C.	713,576	23,582,483
BT Group P.L.C.	313,961	403,424
Carnival P.L.C.	60,340	652,613
Glencore P.L.C.	5,958,088	13,635,402
HSBC Holdings P.L.C.	390,718	1,759,333
HSBC Holdings P.L.C., Sponsored ADR	855,321	19,373,021
Investec P.L.C.	526,819	1,031,995
J Sainsbury P.L.C.	1,740,965	4,243,320
Kingfisher P.L.C.	1,709,937	5,403,554
Lloyds Banking Group P.L.C.	40,325,085	13,739,177
Lloyds Banking Group P.L.C., ADR	386,353	509,986
M&G P.L.C.	508,661	1,064,599
Melrose Industries P.L.C.	2,099,583	2,318,399
Natwest Group P.L.C.	528,459	727,801
Natwest Group P.L.C., Sponsored ADR	671,390	1,853,036
* Ninety One P.L.C.	301,713	849,422
Pearson P.L.C.	338,643	2,326,882
Phoenix Group Holdings P.L.C.	127,698	1,096,581
Royal Dutch Shell P.L.C., Class A	91,815	1,341,929
Royal Dutch Shell P.L.C., Sponsored ADR, Class A	1,024,535	30,541,381
Royal Dutch Shell P.L.C., Sponsored ADR, Class B	1,195,222	33,824,783
Royal Dutch Shell P.L.C., Class B	178,191	2,501,170
Standard Chartered P.L.C.	860,826	4,304,016
Standard Life Aberdeen P.L.C.	9,964	32,433
Tesco P.L.C.	146,824	414,388
Vodafone Group P.L.C.	16,742,038	25,160,744
Vodafone Group P.L.C., Sponsored ADR	364,865	5,545,942
* Whitbread P.L.C.	42,792	1,215,024
Wm Morrison Supermarkets P.L.C.	1,579,188	3,830,677
WPP P.L.C., Sponsored ADR	35,119	1,309,939
WPP P.L.C.	610,260	4,525,867
TOTAL UNITED KINGDOM		287,551,730
UNITED STATES — (0.0%)
Ovintiv, Inc.	29,371	284,611
Ovintiv, Inc.	19,704	190,644
TOTAL UNITED STATES		475,255
TOTAL COMMON STOCKS		2,388,355,498

Tax-Managed DFA International Value Portfolio
CONTINUED
		Shares	Value»
PREFERRED STOCKS — (1.1%)
GERMANY — (1.1%)
	Bayerische Motoren Werke AG	37,614	$1,911,658
	Porsche Automobil Holding SE	77,088	4,363,408
*	Volkswagen AG	149,301	21,854,234
TOTAL GERMANY			28,129,300
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	544,727	31,276
TOTAL INVESTMENT SECURITIES (Cost $2,591,330,389)			2,416,516,074

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	6,195,627	71,689,600
TOTAL INVESTMENTS — (100.0%)
(Cost $2,663,017,146)^^			$2,488,205,674
As of July 31, 2020, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	55	09/18/20	$8,839,832	$8,974,625	$134,793
Total Futures Contracts			$8,839,832	$8,974,625	$134,793
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$130,956,732	—	$130,956,732
Austria	—	1,528,989	—	1,528,989
Belgium	—	26,646,522	—	26,646,522
Canada	$201,880,972	—	—	201,880,972
Denmark	—	81,201,207	—	81,201,207
Finland	—	29,948,411	—	29,948,411
France	—	240,455,626	—	240,455,626
Germany	3,445,930	142,916,897	—	146,362,827
Hong Kong	—	65,172,865	—	65,172,865
Ireland	6,701,473	9,137,210	—	15,838,683
Israel	4,650,655	5,340,990	—	9,991,645
Italy	4,622,127	31,839,578	—	36,461,705
Japan	2,133,488	553,144,159	—	555,277,647
Netherlands	3,765,380	119,075,712	—	122,841,092
New Zealand	—	6,640,091	—	6,640,091
Norway	624,416	12,911,043	—	13,535,459
Portugal	—	3,091,982	—	3,091,982
Singapore	—	27,633,767	—	27,633,767
Spain	1,213,306	25,003,841	—	26,217,147

Tax-Managed DFA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Sweden	—	$76,221,765	—	$76,221,765
Switzerland	$32,648,757	249,774,622	—	282,423,379
United Kingdom	133,356,528	154,195,202	—	287,551,730
United States	475,255	—	—	475,255
Preferred Stocks
Germany	—	28,129,300	—	28,129,300
Rights/Warrants
Hong Kong	—	31,276	—	31,276
Securities Lending Collateral	—	71,689,600	—	71,689,600
Futures Contracts**	134,793	—	—	134,793
TOTAL	$395,653,080	$2,092,687,387	—	$2,488,340,467
** Valued at the unrealized appreciation/(depreciation) on the investment.

T.A. World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.5%)
AUSTRALIA — (4.4%)
	A2B Australia, Ltd.	73,897	$46,750
	Accent Group, Ltd.	151,390	150,370
	Adairs, Ltd.	48,504	85,559
	Adbri, Ltd.	203,634	319,888
*	Afterpay, Ltd.	6,263	304,624
	AGL Energy, Ltd.	56,257	666,390
*	Ainsworth Game Technology, Ltd.	27,880	8,139
*	Alkane Resources, Ltd.	60,556	53,713
	Alliance Aviation Services, Ltd.	21,020	46,569
	ALS, Ltd.	165,237	1,001,773
	Altium, Ltd.	35,665	833,285
	Alumina, Ltd.	219,705	238,234
	AMA Group, Ltd.	191,627	71,281
*	Amaysim Australia, Ltd.	50,925	23,223
*	AMP, Ltd.	890,682	926,757
	Ampol, Ltd.	116,783	2,189,099
	Ansell, Ltd.	23,619	648,504
	AP Eagers, Ltd.	53,332	306,379
	APA Group	104,919	821,902
	Appen, Ltd.	14,300	364,241
	ARB Corp., Ltd.	22,682	310,415
	Aristocrat Leisure, Ltd.	82,577	1,548,278
	Asaleo Care, Ltd.	268,124	181,872
	ASX, Ltd.	3,832	225,784
	Atlas Arteria, Ltd.	141,215	660,015
	AUB Group, Ltd.	24,091	224,967
	Aurelia Metals, Ltd.	95,370	37,387
	Aurizon Holdings, Ltd.	497,433	1,586,288
	AusNet Services	325,950	416,470
	Austal, Ltd.	109,056	257,519
	Australia & New Zealand Banking Group, Ltd.	189,427	2,405,854
*	Australian Agricultural Co., Ltd.	172,205	125,327
	Australian Finance Group, Ltd.	48,296	57,879
	Australian Pharmaceutical Industries, Ltd.	201,372	159,363
*	Australian Strategic Materials, Ltd.	12,111	10,989
	Auswide Bank, Ltd.	1,410	4,566
	AVJennings, Ltd.	44,901	18,426
	Baby Bunting Group, Ltd.	29,373	72,894
	Bank of Queensland, Ltd.	187,852	794,844
	Bapcor, Ltd.	137,049	614,541
	Beach Energy, Ltd.	1,032,334	1,034,598
	Bega Cheese, Ltd.	77,669	248,080
	Bell Financial Group, Ltd.	38,273	32,458
	Bendigo & Adelaide Bank, Ltd.	181,140	889,244
	BHP Group, Ltd.	329,587	8,677,645
	BHP Group, Ltd., Sponsored ADR	44,166	2,333,731
	Bingo Industries, Ltd.	13,432	18,455
	Blackmores, Ltd.	5,282	265,328
	BlueScope Steel, Ltd.	156,104	1,248,425
	Boral, Ltd.	358,677	917,522
	Brambles, Ltd.	100,191	773,552
	Bravura Solutions, Ltd.	9,525	28,413
	Breville Group, Ltd.	34,483	635,973
	Brickworks, Ltd.	35,540	415,016
	BWX, Ltd.	22,147	61,815

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Capitol Health, Ltd.	106,977	$16,796
*	Cardno, Ltd.	99,590	22,843
	Carsales.com, Ltd.	83,734	1,094,662
*	Cash Converters International, Ltd.	96,321	12,451
	Cedar Woods Properties, Ltd.	18,823	68,465
	Challenger, Ltd.	179,011	551,986
*	Champion Iron, Ltd.	10,947	21,963
	CIMIC Group, Ltd.	6,127	94,267
	City Chic Collective, Ltd.	38,998	95,037
	Class, Ltd.	24,575	23,587
	Clean Seas Seafood, Ltd.	22,579	8,896
	Cleanaway Waste Management, Ltd.	350,675	520,285
	Clinuvel Pharmaceuticals, Ltd.	10,982	173,218
	Coca-Cola Amatil, Ltd.	134,399	784,420
	Cochlear, Ltd.	7,596	1,036,578
	Codan, Ltd.	56,171	327,788
	Coles Group, Ltd.	127,592	1,654,193
	Collection House, Ltd.	49,356	28,697
	Collins Foods, Ltd.	66,782	451,461
	Commonwealth Bank of Australia	77,976	3,967,017
	Computershare, Ltd.	74,089	709,094
*	Cooper Energy, Ltd.	527,596	140,993
	Corporate Travel Management, Ltd.	23,584	147,539
	Costa Group Holdings, Ltd.	159,693	339,317
	Credit Corp. Group, Ltd.	22,371	300,984
	Crown Resorts, Ltd.	78,714	503,238
	CSL, Ltd.	29,256	5,690,370
	CSR, Ltd.	299,296	746,214
	Data#3, Ltd.	41,113	166,013
	Decmil Group, Ltd.	352,420	13,699
	Dicker Data, Ltd.	13,951	75,622
	Domain Holdings Australia, Ltd.	80,204	188,815
	Domino's Pizza Enterprises, Ltd.	22,875	1,207,881
	Downer EDI, Ltd.	327,199	956,798
	DWS, Ltd.	30,792	18,457
*	Eclipx Group, Ltd.	144,873	142,254
	Elders, Ltd.	50,553	369,671
*	Emeco Holdings, Ltd.	23,811	17,248
*	EML Payments, Ltd.	38,435	85,863
*	Energy World Corp., Ltd.	195,051	8,041
	Enero Group, Ltd.	8,518	8,821
	EQT Holdings, Ltd.	3,450	63,436
	Estia Health, Ltd.	119,732	124,248
	EVENT Hospitality and Entertainment, Ltd.	51,003	270,458
	Evolution Mining, Ltd.	241,193	1,030,379
*	Fleetwood Corp., Ltd.	30,302	32,932
	FlexiGroup, Ltd.	136,729	121,937
	Flight Centre Travel Group, Ltd.	39,574	300,316
	Fortescue Metals Group, Ltd.	293,634	3,654,923
	Freedom Foods Group, Ltd.	19,340	41,591
	G8 Education, Ltd.	356,690	205,196
	Genworth Mortgage Insurance Australia, Ltd.	131,003	158,479
*	GrainCorp, Ltd., Class A	107,025	283,406
	GUD Holdings, Ltd.	32,532	259,583
	GWA Group, Ltd.	65,348	132,841
	Hansen Technologies, Ltd.	74,041	154,891
	Harvey Norman Holdings, Ltd.	301,067	795,910
	Healius, Ltd.	654,850	1,517,985
	Helloworld Travel, Ltd.	11,322	12,707

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	HT&E, Ltd.	106,426	$91,025
	HUB24, Ltd.	1,961	18,778
	Huon Aquaculture Group, Ltd.	6,619	14,782
	IDP Education, Ltd.	41,155	389,779
	IGO, Ltd.	181,347	596,910
	Iluka Resources, Ltd.	204,701	1,328,273
	Imdex, Ltd.	175,102	165,625
	Incitec Pivot, Ltd.	565,119	740,751
	Infomedia, Ltd.	115,467	152,405
	Inghams Group, Ltd.	112,440	264,957
	Insurance Australia Group, Ltd.	207,548	755,599
	Integral Diagnostics, Ltd.	31,054	82,218
	Integrated Research, Ltd.	39,117	113,588
	InvoCare, Ltd.	53,111	361,995
	IOOF Holdings, Ltd.	147,250	477,870
	IPH, Ltd.	45,989	243,705
	IRESS, Ltd.	50,089	367,974
*	iSelect, Ltd.	58,754	7,952
	IVE Group, Ltd.	53,827	30,261
	James Hardie Industries P.L.C.	33,952	700,747
	James Hardie Industries P.L.C., Sponsored ADR	6,180	128,482
	Japara Healthcare, Ltd.	123,069	41,931
	JB Hi-Fi, Ltd.	42,262	1,384,065
	Jumbo Interactive, Ltd.	8,083	62,584
	Jupiter Mines, Ltd.	60,549	12,737
	Lifestyle Communities, Ltd.	2,536	15,653
	Link Administration Holdings, Ltd.	185,033	525,461
	Lovisa Holdings, Ltd.	14,591	65,948
*	Lynas Corp., Ltd.	81,527	131,060
	MACA, Ltd.	146,139	97,533
	Macmahon Holdings, Ltd.	265,071	48,181
	Macquarie Group, Ltd.	23,447	2,060,587
	Magellan Financial Group, Ltd.	27,639	1,200,783
*	Mayne Pharma Group, Ltd.	689,464	193,085
	McMillan Shakespeare, Ltd.	44,740	282,447
	McPherson's, Ltd.	51,205	107,790
	Medibank Pvt, Ltd.	427,455	853,669
*	Medusa Mining, Ltd.	96,557	59,172
*	Mesoblast, Ltd.	120,549	320,501
*	Metals X, Ltd.	296,856	18,124
	Metcash, Ltd.	348,991	673,022
	Michael Hill International, Ltd.	12,057	2,839
*	Millennium Minerals, Ltd.	74,492	1,017
	Mineral Resources, Ltd.	107,020	1,970,650
*	MMA Offshore, Ltd.	266,586	10,291
	MNF Group, Ltd.	7,840	30,480
	Monadelphous Group, Ltd.	37,035	233,795
	Monash IVF Group, Ltd.	183,046	68,451
	Money3 Corp., Ltd.	25,994	31,483
	Mortgage Choice, Ltd.	33,757	16,746
*	Myer Holdings, Ltd.	1,715,894	249,572
	MyState, Ltd.	8,226	22,246
	National Australia Bank, Ltd.	222,941	2,783,212
	Navigator Global Investments, Ltd.	33,262	31,416
	Netwealth Group, Ltd.	23,140	198,725
	New Hope Corp., Ltd.	126,207	118,366
	Newcrest Mining, Ltd.	29,825	759,816
*	NEXTDC, Ltd.	51,205	414,495
	nib holdings, Ltd.	169,127	532,091

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nick Scali, Ltd.	20,244	$105,877
	Nine Entertainment Co. Holdings, Ltd.	642,220	616,569
	Northern Star Resources, Ltd.	187,648	2,129,754
	Nova Eye Medical, Ltd.	26,958	6,365
	NRW Holdings, Ltd.	247,909	323,553
*	Nufarm, Ltd.	131,077	375,143
	OFX Group, Ltd.	88,684	78,523
	Oil Search, Ltd.	238,454	492,169
	Omni Bridgeway, Ltd.	87,375	285,924
*	Onevue Holdings, Ltd.	37,857	10,121
	oOh!media, Ltd.	236,091	124,539
	Orica, Ltd.	14,904	184,615
	Origin Energy, Ltd.	245,165	938,707
*	Orocobre, Ltd.	18,155	38,653
	Orora, Ltd.	339,665	555,298
	OZ Minerals, Ltd.	124,900	1,212,263
*	Pact Group Holdings, Ltd.	92,135	138,267
	Peet, Ltd.	105,911	64,811
	Pendal Group, Ltd.	94,322	389,853
	Perenti Global, Ltd.	386,338	330,778
	Perpetual, Ltd.	28,979	629,785
*	Perseus Mining, Ltd.	425,935	484,873
*	Pioneer Credit, Ltd.	11,600	2,403
	Platinum Asset Management, Ltd.	93,400	248,298
*	Praemium, Ltd.	68,361	21,302
	Premier Investments, Ltd.	24,401	290,535
	Prime AET&D Holdings No.1, Ltd.	4	0
*	Prime Media Group, Ltd.	211,487	13,528
	Pro Medicus, Ltd.	15,400	263,211
	Propel Funeral Partners, Ltd.	4,796	9,298
	PWR Holdings, Ltd.	19,114	59,793
	Qantas Airways, Ltd.	418,413	959,322
	QBE Insurance Group, Ltd.	235,981	1,652,686
	Qube Holdings, Ltd.	246,264	475,853
	Ramelius Resources, Ltd.	285,385	451,137
	Ramsay Health Care, Ltd.	17,580	777,020
	REA Group, Ltd.	6,645	513,126
	Reckon, Ltd.	23,466	11,508
*	Red 5, Ltd.	156,640	28,302
	Reece, Ltd.	3,726	26,417
	Regis Healthcare, Ltd.	53,468	50,558
	Regis Resources, Ltd.	239,478	975,823
*	Reject Shop, Ltd. (The)	13,159	57,712
	Reliance Worldwide Corp., Ltd.	48,617	92,502
*	Resolute Mining, Ltd.	392,450	375,023
	Ridley Corp., Ltd.	105,502	55,930
	Rio Tinto, Ltd.	37,933	2,776,265
	Salmat, Ltd.	11,000	5,266
	Sandfire Resources, Ltd.	124,735	423,930
	Santos, Ltd.	347,390	1,297,609
*	Saracen Mineral Holdings, Ltd.	377,936	1,647,400
	SeaLink Travel Group, Ltd.	18,360	55,510
	Seek, Ltd.	37,359	574,602
	Select Harvests, Ltd.	29,205	124,704
*	Senex Energy, Ltd.	702,893	136,407
	Servcorp, Ltd.	17,667	26,204
	Service Stream, Ltd.	131,772	168,027
	Seven Group Holdings, Ltd.	35,132	425,103
*	Seven West Media, Ltd.	687,208	48,597

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SG Fleet Group, Ltd.	30,558	$32,913
	Sigma Healthcare, Ltd.	456,334	217,177
*	Silver Lake Resources, Ltd.	256,853	459,737
	Sims, Ltd.	76,322	429,462
	SmartGroup Corp., Ltd.	35,310	151,901
	Sonic Healthcare, Ltd.	29,780	681,801
	South32, Ltd., ADR	47,819	351,948
	South32, Ltd.	501,766	736,713
	Southern Cross Media Group, Ltd.	860,850	99,837
	Spark Infrastructure Group	427,412	689,703
*	SpeedCast International, Ltd.	148,941	63,048
	St Barbara, Ltd.	382,102	938,756
	Star Entertainment Grp, Ltd. (The)	344,787	623,397
	Steadfast Group, Ltd.	75,172	180,326
	Suncorp Group, Ltd.	170,475	1,041,231
	Sunland Group, Ltd.	21,844	18,385
	Super Retail Group, Ltd.	105,189	664,844
	Sydney Airport	85,466	320,099
	Tabcorp Holdings, Ltd.	351,696	889,375
	Tassal Group, Ltd.	85,052	218,636
	Technology One, Ltd.	96,867	581,298
	Telstra Corp., Ltd.	352,315	843,625
	Telstra Corp., Ltd., ADR	600	7,143
*	Tiger Resources, Ltd.	202,588	38
*	TPG Telecom, Ltd.	200,194	1,149,950
	Transurban Group	93,942	929,228
	Treasury Wine Estates, Ltd.	36,455	279,892
*	Troy Resources, Ltd.	169,473	10,993
*	Tuas, Ltd.	100,097	50,418
*	United Malt Grp, Ltd.	122,523	351,423
	Village Roadshow, Ltd.	49,640	77,124
	Virgin Australia Holdings, Ltd.	312,963	0
*	Virgin Australia Holdings, Ltd.	1,109,508	0
	Virtus Health, Ltd.	43,258	89,879
	Vita Group, Ltd.	88,314	64,653
*	Vocus Group, Ltd.	262,310	540,996
*	Wagners Holding Co., Ltd.	3,074	2,083
	Webjet, Ltd.	63,055	125,914
	Wesfarmers, Ltd.	96,753	3,216,805
	Western Areas, Ltd.	107,064	183,657
*	Westgold Resources, Ltd.	92,823	159,588
	Westpac Banking Corp.	254,662	3,058,177
	Whitehaven Coal, Ltd.	386,136	381,909
	WiseTech Global, Ltd.	3,510	51,602
	Woodside Petroleum, Ltd.	69,839	993,539
	Woolworths Group, Ltd.	67,669	1,873,351
	Worley, Ltd.	91,984	533,747
	WPP AUNZ, Ltd.	173,271	37,117
*	Xero, Ltd.	2,010	128,828
TOTAL AUSTRALIA			140,186,690
AUSTRIA — (0.3%)
	Agrana Beteiligungs AG	6,444	133,204
	ANDRITZ AG	28,651	961,938
	AT&S Austria Technologie & Systemtechnik AG	19,045	360,210
	Atrium European Real Estate, Ltd.	33,739	91,423
*	CA Immobilien Anlagen AG	11,688	366,336
*	DO & CO AG	2,338	120,555
*	Erste Group Bank AG	30,575	684,368

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	EVN AG	17,207	$283,507
*	Flughafen Wien AG	2,358	71,237
	Kapsch TrafficCom AG	1,571	27,890
*	Lenzing AG	4,086	190,111
	Mayr Melnhof Karton AG	2,813	435,848
	Oesterreichische Post AG	12,355	395,318
*	OMV AG	46,691	1,474,587
*	Palfinger AG	4,858	133,298
*	POLYTEC Holding AG	5,223	30,941
*	Porr AG	2,474	40,252
	Raiffeisen Bank International AG	67,108	1,154,382
	Rosenbauer International AG	731	27,053
	S IMMO AG	18,580	325,083
*	S&T AG	16,765	454,641
	Schoeller-Bleckmann Oilfield Equipment AG	2,857	74,841
*	Semperit AG Holding	2,415	47,627
	Strabag SE	7,454	219,769
*	Telekom Austria AG	58,773	441,250
	UBM Development AG	887	29,295
	UNIQA Insurance Group AG	46,017	290,879
	Verbund AG	4,184	219,554
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	19,437	432,174
	voestalpine AG	53,314	1,182,136
	Warimpex Finanz- und Beteiligungs AG	10,740	15,724
*	Wienerberger AG	18,923	435,480
	Zumtobel Group AG	8,937	68,122
TOTAL AUSTRIA			11,219,033
BELGIUM — (0.8%)
*	Ackermans & van Haaren NV	9,721	1,248,467
	Ageas SA	54,626	2,044,974
*	AGFA-Gevaert NV	114,184	462,919
	Anheuser-Busch InBev SA	77,177	4,190,956
	Anheuser-Busch InBev SA/NV, Sponsored ADR	8,449	459,879
*	Argenx SE, ADR	297	68,349
	Atenor	1,312	89,755
	Banque Nationale de Belgique	47	106,737
	Barco NV	22,001	433,432
	Bekaert SA	21,848	425,381
*	Biocartis NV	2,296	11,995
*	bpost SA	33,766	219,629
*	Celyad SA	572	5,699
*	Cie d'Entreprises CFE	5,218	331,326
	Colruyt SA	10,890	632,454
*	Deceuninck NV	27,471	41,021
	D'ieteren SA	16,107	869,492
	Econocom Group SA	64,162	178,116
	Elia Group SA	6,764	736,175
	Euronav NV	24,745	239,838
*	Euronav NV	55,944	547,692
	EVS Broadcast Equipment SA	6,891	124,923
*	Exmar NV	13,346	31,393
	Fagron	17,183	384,279
*	Galapagos NV	570	105,818
*	Galapagos NV	1,322	245,523
	Gimv NV	2,067	111,380
	Immobel SA	774	59,761
*	Jensen-Group NV	589	14,632
	KBC Group NV	35,262	2,010,511

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Kinepolis Group NV	7,850	$279,192
	Lotus Bakeries NV	97	321,130
*	MDxHealth	5,908	5,494
	Melexis NV	7,558	647,919
*	Ontex Group NV	31,365	448,534
	Orange Belgium SA	19,795	331,440
	Picanol	532	31,082
	Proximus SADP	35,664	733,644
	Recticel SA	22,621	229,049
	Resilux	571	84,355
*	Roularta Media Group NV	1,508	20,726
*	Sioen Industries NV	4,604	94,434
*	Sipef NV	2,300	114,923
	Solvay SA	31,293	2,428,749
	Telenet Group Holding NV	15,377	596,511
	TER Beke SA	294	34,458
*	Tessenderlo Group SA	16,074	477,393
	UCB SA	13,498	1,734,382
	Umicore SA	34,210	1,615,640
*	Van de Velde NV	2,567	57,754
*	Viohalco SA	20,959	56,424
TOTAL BELGIUM			26,775,739
BRAZIL — (1.6%)
	AES Tiete Energia SA	79,018	229,637
	AES Tiete Energia SA	21	13
	Aliansce Sonae Shopping Centers SA	34,515	183,539
	Alliar Medicos A Frente SA	17,249	37,563
	Alupar Investimento SA	37,148	171,977
	Ambev SA, ADR	327,201	876,898
	Ambev SA	24,800	66,082
*	Anima Holding SA	8,900	49,034
	Arezzo Industria e Comercio SA	19,450	196,717
	Atacadao SA	37,042	159,343
*	Azul SA, ADR	23,462	270,751
*	B2W Cia Digital	7,500	171,560
	B3 SA - Brasil Bolsa Balcao	23,938	291,117
	Banco Bradesco SA, ADR	204,981	865,020
	Banco Bradesco SA	87,440	347,477
	Banco BTG Pactual SA	18,000	298,197
	Banco do Brasil SA	73,184	471,100
	Banco Santander Brasil SA	32,328	185,234
	BB Seguridade Participacoes SA	95,050	507,086
	BR Malls Participacoes SA	172,776	327,895
	BR Properties SA	32,617	57,962
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	17,400	70,146
	Braskem SA, Sponsored ADR	23,556	207,057
*	BRF SA	124,020	492,129
	Camil Alimentos SA	33,561	79,197
	CCR SA	293,850	842,702
	Centrais Eletricas Brasileiras SA	15,116	107,041
	Cia Brasileira de Distribuicao	63,210	860,321
	Cia de Locacao das Americas	173,214	635,206
	Cia de Saneamento Basico do Estado de Sao Paulo	33,000	384,938
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	25,800	298,248
	Cia de Saneamento de Minas Gerais-COPASA	16,585	173,431
	Cia de Saneamento do Parana	102,902	604,604
	Cia de Saneamento do Parana	41,100	49,242
	Cia Energetica de Minas Gerais	27,239	63,808

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cia Hering	7,758	$22,010
	Cia Paranaense de Energia	7,100	90,333
	Cia Siderurgica Nacional SA, Sponsored ADR	213,081	492,217
	Cia Siderurgica Nacional SA	226,966	532,983
	Cielo SA	91,444	94,134
	Cogna Educacao	513,618	815,243
	Construtora Tenda SA	31,344	200,746
*	Cosan Logistica SA	89,123	345,795
	Cosan SA	38,530	667,704
	CSU Cardsystem SA	18,186	47,970
	CVC Brasil Operadora e Agencia de Viagens SA	44,590	177,794
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	28,539	150,011
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	300	831
	Dimed SA Distribuidora da Medicamentos	6,708	34,604
	Direcional Engenharia SA	31,936	98,994
	Duratex SA	86,642	267,406
*	EcoRodovias Infraestrutura e Logistica SA	68,020	189,330
	EDP - Energias do Brasil SA	64,352	228,958
*	Embraer SA, Sponsored ADR	75,026	433,650
	Energisa SA	68,145	642,058
*	Eneva SA	34,261	330,818
	Engie Brasil Energia SA	24,375	215,735
	Equatorial Energia SA	230,160	1,126,412
	Even Construtora e Incorporadora SA	48,516	137,460
	Ez Tec Empreendimentos e Participacoes SA	32,267	254,657
	Fleury SA	75,200	369,185
	Fras-Le SA	9,200	9,806
*	Gafisa SA	33,543	37,295
*	Gafisa SA	21,433	23,502
	Gerdau SA, Sponsored ADR	123,135	411,271
	Gol Linhas Aereas Inteligentes SA, ADR	9,991	68,239
	Grendene SA	28,300	41,339
	Guararapes Confeccoes SA	49,064	167,887
	Hapvida Participacoes e Investimentos SA	2,445	30,531
*	Helbor Empreendimentos SA	157,652	90,060
	Hypera SA	25,074	173,615
	Industrias Romi SA	600	1,507
	Instituto Hermes Pardini SA	24,400	130,968
*	International Meal Co. Alimentacao SA, Class A	93,106	72,107
	Iochpe-Maxion SA	65,310	160,879
	IRB Brasil Resseguros SA	134,378	205,307
	Itau Unibanco Holding SA	33,703	160,874
	JBS SA	474,360	1,958,711
	JHSF Participacoes SA	98,864	174,737
	JSL SA	22,600	124,815
	Kepler Weber SA	8,700	72,882
	Klabin SA	216,974	859,319
*	Light SA	50,235	182,006
	Localiza Rent a Car SA	131,149	1,280,177
	LOG Commercial Properties e Participacoes SA	12,061	85,080
*	Log-in Logistica Intermodal SA	12,719	38,670
	Lojas Americanas SA	9,484	55,978
	Lojas Renner SA	172,981	1,363,872
	M Dias Branco SA	1,795	13,447
	Magazine Luiza SA	57,710	892,884
	Mahle-Metal Leve SA	30,238	105,787
	Marcopolo SA	54,800	28,994
*	Marfrig Global Foods SA	101,562	280,551
*	Marisa Lojas SA	42,258	66,102

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Mills Estruturas e Servicos de Engenharia SA	70,257	$103,166
*	Minerva SA	46,069	119,929
	MRV Engenharia e Participacoes SA	114,937	421,714
	Natura & Co. Holding SA	138,409	1,248,097
	Notre Dame Intermedica Participacoes S.A.	89,816	1,149,441
	Odontoprev SA	128,363	340,067
*	Omega Geracao SA	20,913	158,755
*	Paranapanema SA	2,700	6,677
	Petrobras Distribuidora SA	63,600	276,758
	Petroleo Brasileiro SA, Sponsored ADR	72,469	618,161
	Petroleo Brasileiro SA, Sponsored ADR	19,287	167,218
	Petroleo Brasileiro SA	644,147	2,803,028
	Porto Seguro SA	70,742	732,705
	Portobello SA	22,113	18,185
	Positivo Tecnologia SA	12,421	12,477
	Qualicorp Consultoria e Corretora de Seguros SA	160,703	862,579
	Raia Drogasil SA	29,950	712,501
*	Restoque Comercio e Confeccoes de Roupas SA	6,296	6,723
*	Rumo SA	128,682	548,125
	Sao Carlos Empreendimentos e Participacoes SA	3,800	28,555
	Sao Martinho SA	130,829	536,954
	Ser Educacional SA	22,907	68,635
	SLC Agricola SA	54,000	240,159
	Smiles Fidelidade SA	22,347	65,415
*	Springs Global Participacoes SA	8,000	10,336
	Sul America SA	98,720	959,465
*	Suzano SA	124,726	1,004,206
*	Suzano SA, Sponsored ADR	10,562	84,605
*	Tecnisa SA	16,366	35,860
	Tegma Gestao Logistica SA	19,812	99,088
	Telefonica Brasil SA, ADR	12,260	123,703
*	Terra Santa Agro SA	1,600	5,153
	TIM Participacoes SA, ADR	6,220	92,927
	TIM Participacoes SA	132,321	399,508
	Transmissora Alianca de Energia Eletrica SA	104,081	577,812
	Trisul SA	43,531	114,240
*	Tupy SA	65,500	228,523
	Ultrapar Participacoes SA, Sponsored ADR	146,684	528,062
	Unipar Carbocloro SA	7,000	40,941
	Usinas Siderurgicas de Minas Gerais SA Usiminas	23,560	38,615
	Vale SA	622,420	7,243,697
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	40,633	85,760
*	Via Varejo SA	28,204	105,538
*	Vulcabras Azaleia SA	41,656	41,284
	WEG SA	18,700	241,433
	Wiz Solucoes e Corretagem de Seguros SA	29,400	58,275
	YDUQS Participacoes SA	152,308	989,489
TOTAL BRAZIL			52,323,053
CANADA — (6.6%)
*	5N Plus, Inc.	24,500	31,827
	Absolute Software Corp.	14,380	170,054
	Acadian Timber Corp.	4,453	53,790
*	Advantage Oil & Gas, Ltd.	106,161	126,811
	Aecon Group, Inc.	32,865	344,979
	AG Growth International, Inc.	11,375	254,939
	AGF Management, Ltd., Class B	19,660	77,645
	Agnico Eagle Mines, Ltd.	5,890	467,782

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Agnico Eagle Mines, Ltd.	600	$47,694
*	Air Canada	45,730	515,869
	AirBoss of America Corp.	10,093	185,441
*	Alacer Gold Corp.	187,402	1,448,065
	Alamos Gold, Inc., Class A	184,704	1,953,983
	Alamos Gold, Inc., Class A	40,442	428,685
	Alaris Royalty Corp.	18,848	186,869
*	Alcanna, Inc.	5,691	17,887
*	Alexco Resource Corp.	16,413	46,686
	Algoma Central Corp.	4,700	36,493
	Algonquin Power & Utilities Corp.	58,142	802,168
	Algonquin Power & Utilities Corp.	1,500	20,685
	Alimentation Couche-Tard, Inc., Class B	77,740	2,701,704
	AltaGas, Ltd.	90,700	1,136,247
	Altius Minerals Corp.	7,200	55,097
	Altus Group, Ltd.	3,711	118,191
*	Americas Gold & Silver Corp.	11,652	39,059
*	Amerigo Resources, Ltd.	21,300	8,269
	Andrew Peller, Ltd., Class A	11,100	69,776
	ARC Resources, Ltd.	157,353	668,437
*	Argonaut Gold, Inc.	108,801	227,439
*	Aritzia, Inc.	33,968	449,627
	Atco, Ltd., Class I	14,200	441,865
*	Athabasca Oil Corp.	182,955	23,220
	Atlas Corp.	42,872	304,820
*	ATS Automation Tooling Systems, Inc.	7,150	92,561
*	Aurora Cannabis, Inc.	5,854	59,652
	AutoCanada, Inc.	14,210	149,054
	B2Gold Corp.	343,746	2,381,547
	Badger Daylighting, Ltd.	13,390	289,603
	Bank of Montreal	21,535	1,178,159
	Bank of Montreal	18,904	1,049,550
	Bank of Nova Scotia (The)	68,381	2,808,346
	Bank of Nova Scotia (The)	71,552	2,942,218
	Barrick Gold Corp.	1,048	30,298
	Barrick Gold Corp.	53,284	1,551,989
*	Bausch Health Cos., Inc.	51,386	938,822
*	Bausch Health Cos., Inc.	34,276	626,689
*	Baytex Energy Corp.	226,796	104,979
*	Baytex Energy Corp.	22,889	10,799
	BCE, Inc.	18,344	769,116
	Birchcliff Energy, Ltd.	130,221	116,664
	Bird Construction, Inc.	5,116	26,202
*	Black Diamond Group, Ltd.	36,016	46,517
*	BlackBerry, Ltd.	102,153	484,282
*	BlackBerry, Ltd.	57,795	273,948
*	Bonavista Energy Corp.	191,311	7,141
	Bonterra Energy Corp.	13,150	15,217
	Boralex, Inc., Class A	35,436	924,360
	Brookfield Asset Management, Inc., Class A	9,984	322,452
	Brookfield Asset Management, Inc., Class A	18,006	582,134
	BRP, Inc.	9,248	414,260
	CAE, Inc.	26,952	402,233
	CAE, Inc.	5,994	89,490
	Calian Group, Ltd.	4,200	185,785
	Cameco Corp.	102,984	1,047,178
	Cameco Corp.	29,287	297,556
	Canaccord Genuity Group, Inc.	30,446	176,842
	Canacol Energy, Ltd.	36,305	95,136

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Canada Goose Holdings, Inc.	500	$11,128
*	Canada Goose Holdings, Inc.	13,776	306,929
	Canadian Imperial Bank of Commerce	55,740	3,858,875
	Canadian Imperial Bank of Commerce	7,445	516,311
	Canadian National Railway Co.	13,000	1,269,864
	Canadian National Railway Co.	46,957	4,591,925
	Canadian Natural Resources, Ltd.	28,391	500,862
	Canadian Natural Resources, Ltd.	243,323	4,297,084
	Canadian Pacific Railway, Ltd.	9,072	2,494,944
	Canadian Pacific Railway, Ltd.	1,755	482,941
	Canadian Tire Corp., Ltd., Class A	13,495	1,244,166
	Canadian Utilities, Ltd., Class A	18,114	464,666
	Canadian Utilities, Ltd., Class B	600	15,459
	Canadian Western Bank	56,966	969,670
*	Canfor Corp.	15,204	181,388
	Canfor Pulp Products, Inc.	15,063	62,076
#*	Canopy Growth Corp.	1,700	31,044
*	Canopy Growth Corp.	14,574	266,413
	CanWel Building Materials Group, Ltd.	25,200	109,872
	Capital Power Corp.	30,345	641,811
*	Capstone Mining Corp.	148,077	117,184
	Cardinal Energy, Ltd.	46,873	17,847
	Cascades, Inc.	48,759	555,862
	CCL Industries, Inc., Class B	28,675	953,942
*	Celestica, Inc.	50,960	421,439
*	Celestica, Inc.	5,600	46,240
	Cenovus Energy, Inc.	28,200	125,478
	Cenovus Energy, Inc.	165,194	736,765
	Centerra Gold, Inc.	73,460	921,373
	Cervus Equipment Corp.	3,004	15,923
	CES Energy Solutions Corp.	119,725	83,127
*	CGI, Inc.	27,460	1,961,326
	Chesswood Group, Ltd.	5,700	20,469
*	China Gold International Resources Corp., Ltd.	120,535	117,885
	CI Financial Corp.	79,936	1,098,676
#	Cineplex, Inc.	42,263	252,420
	Clearwater Seafoods, Inc.	11,500	50,655
	Cogeco Communications, Inc.	6,627	505,145
	Cogeco, Inc.	33,204	2,020,574
	Colliers International Group, Inc.	2,800	151,450
	Colliers International Group, Inc.	11,666	630,081
	Computer Modelling Group, Ltd.	35,217	130,146
	Constellation Software, Inc.	591	699,065
*	Copper Mountain Mining Corp.	97,704	51,060
	Corby Spirit and Wine, Ltd.	5,700	68,769
	Corus Entertainment, Inc., Class B	259,401	464,790
	Crescent Point Energy Corp.	53,200	82,216
	Crescent Point Energy Corp.	155,175	238,969
*	Crew Energy, Inc.	145,698	31,001
*	CRH Medical Corp.	46,658	109,378
*	Denison Mines Corp.	134,958	62,469
*	Descartes Systems Group, Inc. (The)	3,518	198,061
*	DIRTT Environmental Solutions	10,600	17,648
	Dollarama, Inc.	39,342	1,438,629
	Dorel Industries, Inc., Class B	18,150	131,303
	DREAM Unlimited Corp., Class A	15,400	205,916
	Dundee Precious Metals, Inc.	67,427	508,427
*	Echelon Financial Holdings, Inc.	2,200	9,543
	ECN Capital Corp.	111,383	392,495

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp., Ltd.	284	$147,570
*	Eldorado Gold Corp.	82,338	1,034,560
	Element Fleet Management Corp.	194,983	1,636,201
	Emera, Inc.	24,759	1,030,508
	Empire Co., Ltd., Class A	34,684	891,020
	Enbridge, Inc.	54,246	1,736,186
	Enbridge, Inc.	34,206	1,094,592
*	Endeavour Mining Corp.	53,659	1,445,780
	Enerflex, Ltd.	44,095	163,614
*	Energy Fuels, Inc.	31,800	54,367
	Enerplus Corp.	82,000	202,635
	Enerplus Corp.	42,014	104,195
	Enghouse Systems, Ltd.	17,344	982,928
	Ensign Energy Services, Inc.	98,720	49,380
*	Equinox Gold Corp.	3,012	35,913
	Equitable Group, Inc.	7,300	422,538
*	ERO Copper Corp.	1,600	19,256
*	Essential Energy Services Trust	38,149	3,845
	Evertz Technologies, Ltd.	8,165	76,014
	Exchange Income Corp.	8,657	171,983
	Exco Technologies, Ltd.	37,240	176,824
	Extendicare, Inc.	41,022	172,118
	Fairfax Financial Holdings, Ltd.	3,900	1,221,958
	Fiera Capital Corp.	16,900	130,587
	Finning International, Inc.	79,964	1,140,253
	First National Financial Corp.	5,300	136,551
	First Quantum Minerals, Ltd.	137,178	1,159,320
	FirstService Corp.	7,595	907,982
	FirstService Corp.	2,400	287,043
	Fortis, Inc.	20,242	824,369
	Fortis, Inc.	7,283	297,001
*	Fortuna Silver Mines, Inc.	54,715	366,414
	Franco-Nevada Corp.	3,701	591,605
	Frontera Energy Corp.	8,419	17,348
*	Galiano Gold, Inc.	70,680	131,920
	Gamehost, Inc.	9,498	41,695
*	GDI Integrated Facility Services, Inc.	300	6,804
*	Gear Energy, Ltd.	122,642	15,108
	Genworth MI Canada, Inc.	25,974	643,605
	George Weston, Ltd.	20,810	1,571,800
	Gibson Energy, Inc.	56,002	922,322
	Gildan Activewear, Inc.	21,696	385,019
*	Glacier Media, Inc.	1,400	225
	GMP Capital, Inc.	32,869	29,692
#	goeasy, Ltd.	8,267	346,801
*	GoGold Resources, Inc.	16,500	19,340
	GoldMoney, Inc.	16,200	26,003
*	Gran Tierra Energy, Inc.	226,281	64,196
*	Great Canadian Gaming Corp.	22,100	438,552
	Great-West Lifeco, Inc.	20,996	371,186
*	Guyana Goldfields, Inc.	57,932	77,851
*	Heroux-Devtek, Inc.	13,891	98,521
	High Arctic Energy Services, Inc.	10,600	4,669
	High Liner Foods, Inc.	12,787	52,887
*	Home Capital Group, Inc.	23,367	393,041
	Horizon North Logistics, Inc.	13,603	35,747
	Hudbay Minerals, Inc.	127,861	401,877
	Husky Energy, Inc.	147,070	473,234
	Hydro One, Ltd.	27,300	581,688

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	iA Financial Corp., Inc.	36,601	$1,285,113
*	IAMGOLD Corp.	155,174	775,030
*	IAMGOLD Corp.	35,221	175,401
*	IBI Group, Inc.	7,300	30,847
	IGM Financial, Inc.	7,889	193,949
*	Imperial Metals Corp.	11,400	25,618
	Imperial Oil, Ltd.	9,800	153,279
	Imperial Oil, Ltd.	24,351	380,606
	Information Services Corp.	5,400	71,237
	Innergex Renewable Energy, Inc.	46,129	791,740
	Intact Financial Corp.	4,700	513,142
	Inter Pipeline, Ltd.	57,709	540,705
*	Interfor Corp.	33,168	385,055
	Intertape Polymer Group, Inc.	43,244	516,558
*	IPL Plastics, Inc.	1,800	13,385
	Jamieson Wellness, Inc.	22,955	660,827
	K-Bro Linen, Inc.	1,229	25,783
*	Kelt Exploration, Ltd.	63,747	81,383
	Keyera Corp.	62,719	953,346
*	Kinaxis, Inc.	4,982	756,533
*	Kinross Gold Corp.	261,711	2,442,336
*	Kinross Gold Corp.	7,412	69,450
	Kirkland Lake Gold, Ltd.	80,828	4,414,177
	KP Tissue, Inc.	5,700	49,704
	Lassonde Industries, Inc., Class A	2,100	256,807
	Laurentian Bank of Canada	14,274	282,933
	Leon's Furniture, Ltd.	10,044	100,406
*	Lightstream Resources, Ltd.	52,634	0
	Linamar Corp.	29,163	870,895
	Loblaw Cos., Ltd.	26,402	1,369,702
	Lucara Diamond Corp.	184,114	79,724
	Lundin Mining Corp.	356,811	1,997,897
	Magellan Aerospace Corp.	9,800	48,801
	Magna International, Inc.	80,312	3,712,058
	Magna International, Inc.	29,284	1,352,042
*	Mainstreet Equity Corp.	2,696	137,371
*	Major Drilling Group International, Inc.	42,212	191,923
*	Mandalay Resources Corp.	18,509	27,221
	Manulife Financial Corp.	17,741	237,748
	Manulife Financial Corp.	141,354	1,896,971
	Maple Leaf Foods, Inc.	28,273	621,839
	Martinrea International, Inc.	55,453	412,342
*	Mav Beauty Brands, Inc.	2,500	4,498
	Medical Facilities Corp.	16,216	46,489
*	MEG Energy Corp.	121,877	322,106
*	Mercator Minerals, Ltd.	15,420	0
	Methanex Corp.	19,726	365,523
	Methanex Corp.	5,399	99,882
	Metro, Inc.	28,767	1,261,986
	Morguard Corp.	700	64,327
	Morneau Shepell, Inc.	19,996	463,978
*	Mountain Province Diamonds, Inc.	6,000	1,344
	MTY Food Group, Inc.	6,344	136,889
	Mullen Group, Ltd.	45,663	327,272
	National Bank of Canada	84,872	4,007,096
	Neo Performance Materials, Inc.	1,300	9,676
*	New Gold, Inc.	513,322	843,114
	NFI Group, Inc.	27,295	305,463
	Norbord, Inc.	792	25,769

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Norbord, Inc.	3,510	$114,321
	North American Construction Group, Ltd.	19,300	120,170
	North American Construction Group, Ltd.	1,018	6,413
	North West Co., Inc. (The)	22,094	491,546
	Northland Power, Inc.	44,775	1,226,804
	Nutrien, Ltd.	41,548	1,354,044
*	NuVista Energy, Ltd.	75,369	36,575
#*	Obsidian Energy, Ltd.	21,375	9,256
*	OceanaGold Corp.	277,194	726,381
	Onex Corp.	18,983	843,815
	Open Text Corp.	18,400	828,203
	Open Text Corp.	16,829	757,810
	Osisko Gold Royalties, Ltd.	26,132	306,297
#*	Painted Pony Energy, Ltd.	105,752	38,686
	Pan American Silver Corp.	29,809	1,113,648
*	Paramount Resources, Ltd., Class A	31,088	43,634
*	Parex Resources, Inc.	106,941	1,293,400
	Park Lawn Corp.	7,381	138,037
	Parkland Corp.	41,414	1,090,501
	Pason Systems, Inc.	29,830	142,307
	Pembina Pipeline Corp.	2,244	54,538
	Pembina Pipeline Corp.	46,796	1,139,015
	Peyto Exploration & Development Corp.	97,254	144,489
*	Photon Control, Inc.	8,300	14,376
*	PHX Energy Services Corp.	18,919	14,689
	Pinnacle Renewable Energy, Inc.	4,200	14,361
	Pizza Pizza Royalty Corp.	10,074	65,057
	Polaris Infrastructure, Inc.	5,200	55,554
	Pollard Banknote, Ltd.	3,300	39,099
*	Precision Drilling Corp.	107,261	68,067
*	Precision Drilling Corp.	24,082	15,169
*	Premier Gold Mines, Ltd.	48,951	99,769
	Premium Brands Holdings Corp.	14,391	1,016,594
*	Pretium Resources, Inc.	7,794	73,809
*	Pretium Resources, Inc.	44,718	423,994
*	Pulse Seismic, Inc.	22,820	15,333
	Quarterhill, Inc.	76,668	113,332
	Quebecor, Inc., Class B	39,526	901,799
*	Questerre Energy Corp., Class A	32,700	2,685
	Recipe Unlimited Corp.	14,874	108,269
	Restaurant Brands International, Inc.	9,100	513,953
	Restaurant Brands International, Inc.	8,851	500,259
	Richelieu Hardware, Ltd.	29,641	734,691
	Ritchie Bros Auctioneers, Inc.	7,600	351,389
	Ritchie Bros Auctioneers, Inc.	19,812	916,899
	Rocky Mountain Dealerships, Inc.	8,291	28,164
	Rogers Communications, Inc., Class B	4,600	187,853
	Rogers Communications, Inc., Class B	24,065	982,815
	Rogers Sugar, Inc.	26,348	93,830
*	Roxgold, Inc.	48,000	59,487
	Royal Bank of Canada	73,553	5,073,946
	Royal Bank of Canada	133,402	9,216,744
	Russel Metals, Inc.	42,512	569,387
*	Sandstorm Gold, Ltd.	45,625	439,406
	Saputo, Inc.	17,716	433,559
	Secure Energy Services, Inc.	78,065	96,164
*	Seven Generations Energy, Ltd., Class A	163,953	449,220
	Shaw Communications, Inc., Class B	10,873	198,879
	Shaw Communications, Inc., Class B	67,901	1,241,909

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	ShawCor, Ltd.	35,032	$69,308
*	Shopify, Inc., Class A	900	921,600
	Sienna Senior Living, Inc.	15,909	122,098
#*	Sierra Wireless, Inc.	7,200	95,789
*	Sierra Wireless, Inc.	11,505	152,786
	Sleep Country Canada Holdings, Inc.	19,915	285,615
	SNC-Lavalin Group, Inc.	10,980	174,195
*	Spin Master Corp.	10,400	193,954
	Sprott, Inc.	3,770	143,202
*	SSR Mining, Inc.	44,604	1,068,926
*	SSR Mining, Inc.	3,196	76,704
	Stantec, Inc.	16,542	532,402
	Stantec, Inc.	8,147	262,252
	Stelco Holdings, Inc.	1,422	8,196
	Stella-Jones, Inc.	15,990	485,627
*	Storm Resources, Ltd.	4,600	5,186
	Stuart Olson, Inc.	15,040	2,695
	Sun Life Financial, Inc.	49,784	1,940,082
	Suncor Energy, Inc.	111,613	1,755,709
	Suncor Energy, Inc.	204,854	3,228,499
*	SunOpta, Inc.	7,675	50,502
*	SunOpta, Inc.	4,800	31,464
	Superior Plus Corp.	94,458	822,968
	Surge Energy, Inc.	157,442	37,614
*	Tamarack Valley Energy, Ltd.	113,214	69,309
*	Taseko Mines, Ltd.	134,013	86,044
	TC Energy Corp.	5,442	248,038
	TC Energy Corp.	35,615	1,624,044
	Teck Resources, Ltd., Class B	68,625	695,242
	Teck Resources, Ltd., Class B	120,691	1,222,600
	TELUS Corp.	49,328	855,493
*	TeraGo, Inc.	3,300	14,758
*	Teranga Gold Corp.	41,335	482,332
*	Tervita Corp.	5,715	16,087
	TFI International, Inc.	48,463	2,102,855
	Thomson Reuters Corp.	4,681	326,616
	Tidewater Midstream and Infrastructure, Ltd.	109,000	66,729
	Timbercreek Financial Corp.	18,861	118,704
	TMX Group, Ltd.	3,392	346,734
	TORC Oil & Gas, Ltd.	106,408	132,667
*	Torex Gold Resources, Inc.	39,274	688,750
	Toromont Industries, Ltd.	20,559	1,120,772
	Toronto-Dominion Bank (The)	89,278	3,950,507
	Toronto-Dominion Bank (The)	9,606	425,354
	Total Energy Services, Inc.	18,599	29,160
	Tourmaline Oil Corp.	100,950	1,026,500
	TransAlta Corp.	133,581	873,619
	TransAlta Corp.	33,238	216,712
	TransAlta Renewables, Inc.	39,506	460,109
	Transcontinental, Inc., Class A	51,756	596,598
	TransGlobe Energy Corp.	44,981	26,194
#*	Trican Well Service, Ltd.	148,510	100,895
*	Trisura Group, Ltd.	2,121	126,244
*	Turquoise Hill Resources, Ltd.	262,537	219,524
	Uni-Select, Inc.	17,891	102,314
	Vermilion Energy, Inc.	13,653	55,656
	Vermilion Energy, Inc.	61,564	252,412
	VersaBank	4,000	20,725
	Wajax Corp.	12,940	92,163

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Waste Connections, Inc.	1,061	$108,615
	Waste Connections, Inc.	11,349	1,159,959
*	Wesdome Gold Mines Ltd.	124,514	1,274,469
	West Fraser Timber Co., Ltd.	23,436	1,160,383
	Western Forest Products, Inc.	217,498	170,498
	Westshore Terminals Investment Corp.	27,839	357,275
	Wheaton Precious Metals Corp.	18,658	1,013,689
	Whitecap Resources, Inc.	187,079	308,667
*	WildBrain, Ltd.	65,806	57,972
	Winpak, Ltd.	9,400	329,486
	WSP Global, Inc.	9,003	565,338
	Yamana Gold, Inc.	398,609	2,589,047
#*	Yangarra Resources, Ltd.	48,609	21,411
	Yellow Pages, Ltd.	9,936	59,121
TOTAL CANADA			212,553,756
CHILE — (0.2%)
	AES Gener SA	645,978	110,755
	Aguas Andinas SA, Class A	422,238	148,435
	Banco de Chile, ADR	8,263	153,696
	Banco de Credito e Inversiones SA	5,511	196,546
	Banco Santander Chile, ADR	8,227	140,757
	Besalco SA	159,422	89,497
*	CAP SA	33,285	250,611
	Cencosud SA	245,903	428,428
	Cia Cervecerias Unidas SA	12,277	95,370
	Cia Cervecerias Unidas SA, Sponsored ADR	13,115	196,332
*	Cia Sud Americana de Vapores SA	7,695,040	199,730
	Colbun SA	714,528	129,294
	Cristalerias de Chile SA	2,000	11,888
	Embotelladora Andina SA, ADR, Class B	4,903	71,584
	Empresa Nacional de Telecomunicaciones SA	76,642	546,494
	Empresas CMPC SA	154,949	343,235
	Empresas COPEC SA	17,140	139,917
	Empresas Hites SA	40,531	6,960
	Enel Americas SA, ADR	79,243	599,870
	Enel Americas SA	3,644,157	565,401
	Enel Chile SA, ADR	60,103	251,231
	Enel Chile SA	844,942	72,545
	Engie Energia Chile SA	137,375	196,883
	Falabella SA	25,508	90,972
	Forus SA	24,881	33,309
	Grupo Security SA	496,836	99,753
	Hortifrut SA	2,991	3,499
	Inversiones Aguas Metropolitanas SA	232,596	202,776
	Inversiones La Construccion SA	14,743	104,186
	Itau CorpBanca Chile SA	31,981,234	113,172
	Itau CorpBanca Chile SA, ADR	9,675	49,826
*	Latam Airlines Group SA, Sponsored ADR	7,690	13,611
*	Masisa SA	1,118,583	19,503
	Molibdenos y Metales SA	1,797	13,065
	Multiexport Foods SA	175,108	56,222
	Parque Arauco SA	110,687	189,338
	PAZ Corp. SA	30,769	25,198
	Plaza SA	7,638	13,509
	Ripley Corp. SA	405,718	138,801
	Salfacorp SA	188,280	109,925
	Sigdo Koppers SA	85,947	100,472
	Sociedad Matriz SAAM SA	1,380,854	100,318

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,492	$198,331
	Socovesa SA	126,028	35,285
	SONDA SA	224,187	180,638
	Vina Concha y Toro SA	83,473	138,927
TOTAL CHILE			6,976,095
CHINA — (9.6%)
*	21Vianet Group, Inc., ADR	3,718	80,829
*	3SBio, Inc.	163,000	198,360
*	500.com, Ltd., ADR, Class A	2,873	10,889
*	51job, Inc., ADR	5,450	369,946
*	58.com, Inc., ADR	11,846	655,913
	AAC Technologies Holdings, Inc.	307,500	2,424,320
*	Advanced Technology & Materials Co., Ltd., Class A	31,400	33,273
	AECC Aviation Power Co., Ltd., Class A	13,200	69,774
	Agile Group Holdings, Ltd.	1,144,749	1,452,602
	Agricultural Bank of China, Ltd., Class H	3,711,000	1,317,209
	Air China, Ltd., Class H	540,000	335,524
	Aisino Corp., Class A	11,000	27,539
	AKM Industrial Co., Ltd.	50,000	6,736
*	Alibaba Group Holding, Ltd., Sponsored ADR	42,245	10,604,340
*	Alibaba Health Information Technology, Ltd.	62,000	171,621
*	Alibaba Pictures Group, Ltd.	690,000	96,308
*	Aluminum Corp. of China, Ltd., Class H	1,046,000	269,808
	AMVIG Holdings, Ltd.	130,000	22,490
	Angang Steel Co., Ltd., Class H	819,400	229,860
	Angel Yeast Co., Ltd., Class A	2,400	22,655
	Anhui Conch Cement Co., Ltd., Class H	289,500	2,189,241
	Anhui Expressway Co., Ltd., Class H	140,000	67,217
	Anhui Gujing Distillery Co., Ltd., Class A	1,300	39,638
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	15,600	20,730
	Anhui Kouzi Distillery Co., Ltd., Class A	3,800	27,240
	Anhui Sun-Create Electronics Co., Ltd., Class A	2,600	16,857
	Anhui Xinhua Media Co., Ltd., Class A	30,800	25,785
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	26,100	35,075
	Animal Health Holdings, Inc.	47,000	1,137
	ANTA Sports Products, Ltd.	235,000	2,230,852
#*	Anton Oilfield Services Group	1,118,000	65,140
*	Aowei Holdings, Ltd.	59,000	10,004
	Apeloa Pharmaceutical Co., Ltd., Class A	6,400	21,858
	APT Satellite Holdings, Ltd.	186,250	57,720
	Asia Cement China Holdings Corp.	254,000	287,763
	Ausnutria Dairy Corp., Ltd.	239,000	400,492
	Avic Capital Co., Ltd., Class A	115,600	78,532
#*	AVIC International Holding HK, Ltd.	1,307,948	21,948
	AviChina Industry & Technology Co., Ltd., Class H	1,032,000	614,438
	AVICOPTER PLC, Class A	6,000	44,273
	BAIC Motor Corp., Ltd., Class H	1,408,500	686,874
*	Baidu, Inc., Sponsored ADR	15,804	1,886,998
	Bank of Beijing Co., Ltd., Class A	170,600	118,030
	Bank of China, Ltd., Class H	5,979,800	1,991,326
	Bank of Chongqing Co., Ltd., Class H	341,500	178,479
	Bank of Communications Co., Ltd., Class H	828,695	459,997
	Bank of Hangzhou Co., Ltd., Class A	15,600	21,104
	Bank of Jiangsu Co., Ltd., Class A	19,000	16,463
	Bank of Nanjing Co., Ltd., Class A	292,060	324,563
	Bank of Ningbo Co., Ltd., Class A	84,719	351,410
	Bank of Shanghai Co., Ltd., Class A	33,800	40,111
#	Bank of Zhengzhou Co., Ltd., Class H	83,600	20,074

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Baoshan Iron & Steel Co., Ltd., Class A	137,000	$96,619
*	Baoye Group Co., Ltd., Class H	87,040	73,722
*	Baozun, Inc., Sponsored ADR	4,280	180,017
	BBMG Corp., Class H	724,000	158,949
	Beijing Capital Co., Ltd., Class A	128,300	60,686
	Beijing Capital Development Co., Ltd., Class A	43,200	41,767
	Beijing Capital International Airport Co., Ltd., Class H	1,044,000	687,750
	Beijing Capital Land, Ltd., Class H	601,000	116,435
	Beijing Dabeinong Technology Group Co., Ltd., Class A	28,300	43,862
#*	Beijing Enterprises Clean Energy Group, Ltd.	10,500,000	65,046
	Beijing Enterprises Holdings, Ltd.	150,000	524,930
#	Beijing Enterprises Water Group, Ltd.	1,875,000	796,854
*	Beijing Gas Blue Sky Holdings, Ltd.	1,400,000	26,199
	Beijing Jingneng Clean Energy Co., Ltd., Class H	350,000	96,676
	Beijing New Building Materials PLC, Class A	11,800	52,096
	Beijing North Star Co., Ltd., Class H	300,000	64,689
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	6,000	47,130
	Beijing Shiji Information Technology Co., Ltd., Class A	4,200	22,111
	Beijing Shunxin Agriculture Co., Ltd., Class A	2,800	24,843
	Beijing Tongrentang Co., Ltd., Class A	14,900	57,782
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	80,000	24,188
	Best Pacific International Holdings, Ltd.	186,000	25,104
*	Bitauto Holdings, Ltd., ADR	10,180	161,658
	BOE Technology Group Co., Ltd., Class A	242,500	162,320
*	Bohai Leasing Co., Ltd., Class A	179,000	78,785
	Brilliance China Automotive Holdings, Ltd.	904,000	923,122
	BYD Co., Ltd., Class H	189,500	1,785,409
#	BYD Electronic International Co., Ltd.	531,000	1,864,140
	By-health Co., Ltd., Class A	22,100	79,265
	C&S Paper Co., Ltd., Class A	6,300	22,033
	CA Cultural Technology Group, Ltd.	129,000	35,965
	Cabbeen Fashion, Ltd.	155,000	39,003
	Canvest Environmental Protection Group Co., Ltd.	218,000	98,725
*	Capital Environment Holdings, Ltd.	2,440,000	41,304
#*	CAR, Inc.	323,000	97,932
	Carrianna Group Holdings Co., Ltd.	238,000	16,291
	Central China Real Estate, Ltd.	370,696	182,797
	Central China Securities Co., Ltd., Class H	218,000	44,770
*	Century Sunshine Group Holdings, Ltd.	1,055,000	7,895
*	CGN New Energy Holdings Co., Ltd.	752,000	135,900
	CGN Power Co., Ltd., Class H	718,000	151,100
	Chaowei Power Holdings, Ltd.	348,000	184,444
	Cheetah Mobile, Inc., ADR	11,548	28,639
#	China Aerospace International Holdings, Ltd.	848,000	53,627
*	China Aerospace Times Electronics Co., Ltd., Class A	59,100	62,900
	China Aoyuan Group, Ltd.	541,000	682,250
*	China Automobile New Retail Holdings, Ltd.	406,000	12,574
	China Avionics Systems Co., Ltd., Class A	15,000	37,611
*	China CAMC Engineering Co., Ltd., Class A	34,400	39,403
	China Cinda Asset Management Co., Ltd., Class H	2,786,000	525,403
	China CITIC Bank Corp., Ltd., Class H	1,658,000	723,427
	China Coal Energy Co., Ltd., Class H	508,000	125,900
	China Common Rich Renewable Energy Investments, Ltd.	710,000	85,884
	China Communications Construction Co., Ltd., Class H	770,000	448,541
	China Communications Services Corp., Ltd., Class H	530,000	343,587
	China Conch Venture Holdings, Ltd.	282,000	1,213,079
	China Construction Bank Corp., Class H	10,285,200	7,499,253
	China Datang Corp. Renewable Power Co., Ltd., Class H	954,000	134,353

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Daye Non-Ferrous Metals Mining, Ltd.	3,026,163	$19,543
#*	China Dili Group	715,600	184,609
*	China Display Optoelectronics Technology Holdings, Ltd.	360,000	20,761
	China Distance Education Holdings, Ltd., ADR	5,206	45,396
*	China Dynamics Holdings, Ltd.	1,050,000	5,845
	China Eastern Airlines Corp., Ltd., ADR	2,373	42,050
	China Eastern Airlines Corp., Ltd., Class H	674,000	239,605
	China Electronics Huada Technology Co., Ltd.	256,000	30,160
	China Electronics Optics Valley Union Holding Co., Ltd.	664,000	42,014
	China Energy Engineering Corp., Ltd., Class H	780,000	82,577
	China Everbright Bank Co., Ltd., Class H	483,000	181,520
#	China Everbright Greentech Ltd.	232,000	101,779
	China Everbright International, Ltd.	694,074	429,078
	China Everbright Water, Ltd.	129,348	22,665
#	China Evergrande Group	528,000	1,483,259
*	China Financial Services Holdings, Ltd.	354,000	7,123
	China Foods, Ltd.	538,000	192,399
	China Fortune Land Development Co., Ltd., Class A	125,460	311,977
	China Galaxy Securities Co., Ltd., Class H	238,000	142,364
	China Gas Holdings, Ltd.	448,400	1,348,664
	China Gezhouba Group Co., Ltd., Class A	99,400	95,005
	China Glass Holdings, Ltd.	262,000	13,719
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	456,000	432,349
*	China Greenland Broad Greenstate Group Co., Ltd.	356,000	19,755
	China Hanking Holdings, Ltd.	268,000	57,061
	China Harmony Auto Holding, Ltd.	380,000	171,252
*	China High Precision Automation Group, Ltd.	127,000	3,748
	China High Speed Transmission Equipment Group Co., Ltd.	195,000	118,936
	China Hongqiao Group, Ltd.	529,500	304,107
#*	China Huiyuan Juice Group, Ltd.	306,500	13,865
*	China Index Holdings, Ltd., ADR	2,931	5,804
*	China International Capital Corp., Ltd., Class H	199,600	472,047
#	China International Marine Containers Group Co., Ltd., Class H	237,420	226,737
#	China Jinmao Holdings Group, Ltd.	1,004,000	683,636
	China Lesso Group Holdings, Ltd.	744,000	1,439,419
	China Life Insurance Co., Ltd., ADR	3,332	38,251
	China Life Insurance Co., Ltd., Class H	226,000	518,424
	China Lilang, Ltd.	323,000	173,462
#*	China Logistics Property Holdings Co., Ltd.	193,000	91,092
	China Longyuan Power Group Corp., Ltd., Class H	742,000	531,552
*	China Lumena New Materials Corp.	18,800	0
	China Maple Leaf Educational Systems, Ltd.	430,000	148,978
	China Medical System Holdings, Ltd.	832,000	1,010,252
	China Meidong Auto Holdings, Ltd.	290,000	810,523
	China Mengniu Dairy Co., Ltd.	263,000	1,234,119
	China Merchants Bank Co., Ltd., Class H	629,701	2,938,805
	China Merchants Land, Ltd.	614,000	102,237
	China Merchants Port Holdings Co., Ltd.	88,000	100,686
#*	China Merchants Securities Co., Ltd., Class H	13,200	16,157
*	China Metal Recycling Holdings, Ltd.	89,400	0
*	China Minmetals Rare Earth Co., Ltd., Class A	10,200	21,818
#	China Minsheng Banking Corp., Ltd., Class H	1,159,620	730,388
	China Mobile, Ltd.	798,000	5,447,256
	China Mobile, Ltd., Sponsored ADR	73,952	2,518,805
*	China Modern Dairy Holdings, Ltd.	1,092,000	151,028
	China Molybdenum Co., Ltd., Class H	663,000	269,295
	China National Accord Medicines Corp., Ltd., Class A	8,000	57,076
	China National Building Material Co., Ltd., Class H	1,857,400	2,884,513
	China National Chemical Engineering Co., Ltd., Class A	109,000	89,945

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Medicines Corp., Ltd., Class A	19,200	$120,991
	China National Nuclear Power Co., Ltd., Class A	175,700	109,287
*	China Oceanwide Holdings, Ltd.	964,000	21,190
*	China Oil & Gas Group, Ltd.	2,404,000	71,489
	China Oilfield Services, Ltd., Class H	492,000	383,879
	China Overseas Grand Oceans Group, Ltd.	841,375	508,790
	China Overseas Land & Investment, Ltd.	1,438,827	4,384,331
	China Overseas Property Holdings, Ltd.	749,275	782,642
	China Pacific Insurance Group Co., Ltd., Class H	576,200	1,669,494
	China Petroleum & Chemical Corp., ADR	11,058	470,054
	China Petroleum & Chemical Corp., Class H	4,419,400	1,882,756
	China Power International Development, Ltd.	837,333	156,764
*	China Properties Group, Ltd.	173,000	10,511
	China Railway Construction Corp., Ltd., Class H	623,500	498,697
	China Railway Group, Ltd., Class H	808,000	409,026
	China Railway Signal & Communication Corp., Ltd., Class H	327,000	142,258
	China Reinsurance Group Corp., Class H	1,489,000	163,362
	China Resources Beer Holdings Co., Ltd.	120,962	841,169
	China Resources Cement Holdings, Ltd.	1,328,610	1,818,991
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	17,500	36,444
	China Resources Gas Group, Ltd.	466,000	2,298,544
	China Resources Land, Ltd.	734,444	3,061,096
	China Resources Medical Holdings Co., Ltd.	378,500	270,363
	China Resources Pharmaceutical Group, Ltd.	550,000	312,389
	China Resources Power Holdings Co., Ltd.	316,678	403,730
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	19,900	86,449
	China Sanjiang Fine Chemicals Co., Ltd.	473,000	164,971
	China SCE Group Holdings, Ltd.	1,251,600	576,964
*	China Shanshui Cement Group, Ltd.	107,000	30,125
*	China Shengmu Organic Milk, Ltd.	1,157,000	60,506
	China Shenhua Energy Co., Ltd., Class H	714,616	1,183,256
*	China Silver Group, Ltd.	460,000	59,378
	China South City Holdings, Ltd.	2,548,000	259,902
	China South Publishing & Media Group Co., Ltd., Class A	39,400	60,239
*	China Southern Airlines Co., Ltd., Sponsored ADR	3,231	74,119
#*	China Southern Airlines Co., Ltd., Class H	844,000	391,617
	China State Construction Engineering Corp., Ltd., Class A	173,600	125,098
	China State Construction International Holdings, Ltd.	781,300	462,315
*	China Sunshine Paper Holdings Co., Ltd.	201,000	43,919
*	China Suntien Green Energy Corp., Ltd., Class H	587,000	170,618
	China Taiping Insurance Holdings Co., Ltd.	669,106	1,187,255
	China Telecom Corp., Ltd., ADR	6,681	198,225
	China Telecom Corp., Ltd., Class H	618,000	183,500
	China Tian Lun Gas Holdings, Ltd.	106,000	83,400
#*	China Tianrui Group Cement Co., Ltd.	53,000	58,153
	China Tourism Group Duty Free Corp., Ltd., Class A	7,133	248,556
	China Traditional Chinese Medicine Holdings Co., Ltd.	792,000	405,059
	China Travel International Investment Hong Kong, Ltd.	750,000	111,342
	China Unicom Hong Kong, Ltd.	1,930,000	1,073,516
	China Unicom Hong Kong, Ltd., ADR	88,795	492,812
	China United Network Communications, Ltd., Class A	395,500	287,958
	China Vanke Co., Ltd., Class H	387,200	1,220,617
#	China Vast Industrial Urban Development Co., Ltd.	218,000	88,593
#	China Water Affairs Group, Ltd.	310,000	267,847
*	China Water Industry Group, Ltd.	156,000	4,529
*	China Wood Optimization Holding, Ltd.	88,000	17,487
	China XLX Fertiliser, Ltd.	228,000	64,464
	China Yangtze Power Co., Ltd., Class A	38,800	102,120
	China Yuhua Education Corp., Ltd.	370,000	357,668

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Yurun Food Group, Ltd.	478,000	$39,515
#	China ZhengTong Auto Services Holdings, Ltd.	666,000	96,389
#	China Zhongwang Holdings, Ltd.	878,400	185,905
	Chinasoft International, Ltd.	816,000	622,402
*	Chongqing Changan Automobile Co., Ltd., Class A	40,800	64,807
	Chongqing Department Store Co., Ltd., Class A	5,400	24,982
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	3,200	18,080
	Chongqing Machinery & Electric Co., Ltd., Class H	633,925	40,542
	Chongqing Rural Commercial Bank Co., Ltd., Class H	1,332,000	539,932
	Chu Kong Shipping Enterprise Group Co., Ltd.	180,000	21,650
	CIFI Holdings Group Co., Ltd.	1,519,085	1,365,541
	CIMC Enric Holdings, Ltd.	142,000	61,628
*	CITIC Dameng Holdings, Ltd.	361,000	15,857
*	CITIC Resources Holdings, Ltd.	1,250,000	51,581
	CITIC Securities Co., Ltd., Class H	98,000	228,524
	CITIC Telecom International Holdings, Ltd.	910,000	288,863
	CITIC, Ltd.	1,132,000	1,062,485
*	Citychamp Watch & Jewellery Group, Ltd.	438,000	88,165
*	CMST Development Co., Ltd., Class A	56,600	41,246
	CNHTC Jinan Truck Co., Ltd., Class A	2,000	10,479
	CNOOC, Ltd.	1,775,000	1,873,513
	CNOOC, Ltd., Sponsored ADR	22,810	2,409,877
#	COFCO Meat Holdings, Ltd.	318,000	158,202
*	Cogobuy Group	246,000	39,370
#	Colour Life Services Group Co., Ltd.	227,247	115,507
	Concord New Energy Group, Ltd.	2,600,000	122,464
	Consun Pharmaceutical Group, Ltd.	296,000	113,649
*	Coolpad Group, Ltd.	863,600	20,558
	COSCO SHIPPING Development Co., Ltd., Class H	914,000	90,794
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	239,752	107,009
*	COSCO SHIPPING Holdings Co., Ltd., Class H	562,000	211,781
*	Cosmo Lady China Holdings Co., Ltd.	295,000	19,026
	Country Garden Holdings Co., Ltd.	2,233,183	2,867,862
	Country Garden Services Holdings Co., Ltd.	315,550	1,903,824
	CP Pokphand Co., Ltd.	4,042,000	386,247
#	CPMC Holdings, Ltd.	247,000	113,607
	CRCC High-Tech Equipment Corp., Ltd., Class H	284,000	37,782
	CRRC Corp., Ltd., Class H	460,000	200,219
	CSG Holding Co., Ltd., Class A	44,200	38,247
	CSPC Pharmaceutical Group, Ltd.	1,024,800	2,158,392
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	66,000	89,676
#*	CT Environmental Group, Ltd.	1,368,000	11,261
	Da Ming International Holdings, Ltd.	8,000	1,502
	Dali Foods Group Co., Ltd.	855,500	522,841
	Daqin Railway Co., Ltd., Class A	123,500	114,793
	Datang International Power Generation Co., Ltd., Class H	506,000	66,629
*	Datong Coal Industry Co., Ltd., Class A	57,700	43,587
	Dawnrays Pharmaceutical Holdings, Ltd.	450,000	51,785
*	DBA Telecommunication Asia Holdings, Ltd.	72,000	3,536
	DHC Software Co., Ltd., Class A	13,100	22,875
*	Differ Group Holding Co., Ltd.	772,000	62,776
	Dong-E-E-Jiao Co Ltd, Class A	9,500	55,463
	Dongfeng Motor Group Co., Ltd., Class H	890,000	637,135
	Dongjiang Environmental Co., Ltd., Class H	96,800	60,441
	Dongyue Group, Ltd.	960,000	422,990
	Dynagreen Environmental Protection Group Co., Ltd., Class H	54,000	24,030
*	E-Commodities Holdings, Ltd.	828,000	21,287
	EEKA Fashion Holdings, Ltd.	76,000	92,772
*	Emaar Development PJSC	187,968	104,408

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ENN Energy Holdings, Ltd.	118,600	$1,437,640
#	Essex Bio-technology, Ltd.	140,000	88,987
	EVA Precision Industrial Holdings, Ltd.	396,000	19,566
	Everbright Securities Co., Ltd., Class H	69,000	77,207
*	Fang Holdings, Ltd., ADR	293	3,828
*	Fangda Carbon New Material Co., Ltd., Class A	83,900	82,383
	Fantasia Holdings Group Co., Ltd.	810,000	167,289
	Far East Horizon, Ltd.	1,241,000	1,023,826
*	FAW Jiefang Group Co., Ltd.	13,900	26,930
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	5,200	21,267
	Financial Street Holdings Co., Ltd., Class A	56,100	55,453
#	Flat Glass Group Co., Ltd., Class H	44,000	68,706
	Fosun International, Ltd.	432,892	493,614
	Founder Securities Co., Ltd., Class A	103,100	126,870
	Fu Shou Yuan International Group, Ltd.	284,000	269,381
	Fufeng Group, Ltd.	903,600	328,060
	Fujian Longking Co., Ltd., Class A	14,100	18,485
	Fujian Sunner Development Co., Ltd., Class A	29,600	121,820
#*	Fullshare Holdings, Ltd.	3,450,000	65,504
	Fuyao Glass Industry Group Co., Ltd., Class H	268,000	748,286
*	GCL New Energy Holdings, Ltd.	2,012,000	31,710
#*	GCL-Poly Energy Holdings, Ltd.	7,683,000	238,142
	GD Power Development Co., Ltd., Class A	73,200	21,407
*	GDS Holdings, Ltd., ADR	1,566	125,734
	Geely Automobile Holdings, Ltd.	2,005,000	4,206,056
	Gemdale Corp., Class A	59,304	118,799
	Gemdale Properties & Investment Corp., Ltd.	2,698,000	477,563
	Genertec Universal Medical Group Co., Ltd.	474,000	303,754
	GF Securities Co., Ltd., Class H	91,800	110,164
*	Glorious Property Holdings, Ltd.	1,665,000	64,449
	GoerTek, Inc., Class A	35,600	218,870
	Golden Eagle Retail Group, Ltd.	273,000	268,641
	Golden Throat Holdings Group Co., Ltd.	46,000	9,213
	Goldlion Holdings, Ltd.	162,000	30,723
#*	GOME Retail Holdings, Ltd.	1,244,060	179,859
*	Grand Baoxin Auto Group, Ltd.	439,881	72,140
	Grandjoy Holdings Group Co., Ltd., Class A	86,800	68,189
	Great Wall Motor Co., Ltd., Class H	605,500	591,111
	Greatview Aseptic Packaging Co., Ltd.	543,000	206,047
	Gree Electric Appliances, Inc., Class A	19,400	158,101
	Greenland Holdings Corp., Ltd., Class A	27,800	32,517
	Greenland Hong Kong Holdings, Ltd.	589,000	190,286
	Greentown China Holdings, Ltd.	499,500	582,290
	Greentown Service Group Co., Ltd.	562,000	769,285
	Guangdong Haid Group Co., Ltd., Class A	15,000	137,287
	Guangdong Investment, Ltd.	194,000	313,654
*	Guanghui Energy Co., Ltd., Class A	221,730	93,429
	Guangshen Railway Co., Ltd., Sponsored ADR	6,099	58,977
	Guangshen Railway Co., Ltd., Class H	442,000	83,876
	Guangxi Liugong Machinery Co., Ltd., Class A	31,800	32,717
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	89,833	49,055
	Guangzhou Automobile Group Co., Ltd., Class H	256,000	244,679
	Guangzhou Baiyun International Airport Co., Ltd., Class A	48,400	98,556
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	16,000	48,726
	Guangzhou Haige Communications Group, Inc. Co., Class A	20,858	43,098
	Guangzhou R&F Properties Co., Ltd., Class H	766,000	884,091
*	Guolian Securities Co., Ltd., Class H	107,500	48,492
*	Guorui Properties, Ltd.	554,000	82,301
	Guoyuan Securities Co., Ltd., Class A	64,800	96,621

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Haichang Ocean Park Holdings, Ltd.	344,000	$21,336
	Haier Electronics Group Co., Ltd.	411,000	1,423,861
	Haier Smart Home Co., Ltd., Class A	54,100	139,523
*	Hailiang Education Group, Inc., ADR	1,838	87,599
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	302,402
	Haitian International Holdings, Ltd.	412,000	947,965
*	Haitong Securities Co., Ltd., Class H	258,000	240,025
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	76,700	51,731
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	54,400	288,426
	Harbin Bank Co., Ltd., Class H	231,000	35,809
*	Harbin Electric Co., Ltd., Class H	354,236	128,565
*	Harmonicare Medical Holdings, Ltd.	74,000	3,652
#*	HC Group, Inc.	211,500	32,745
	Health and Happiness H&H International Holdings, Ltd.	124,500	498,593
	Heilongjiang Agriculture Co., Ltd., Class A	7,500	20,605
	Henan Shenhuo Coal & Power Co., Ltd., Class A	56,101	42,380
	Henan Shuanghui Investment & Development Co., Ltd., Class A	20,100	157,403
	Hengan International Group Co., Ltd.	305,000	2,560,811
	Hengli Petrochemical Co., Ltd.,, Class A	52,200	121,695
*	Hilong Holding, Ltd.	544,000	15,471
	Hisense Home Appliances Group Co., Ltd., Class H	89,000	96,649
	HKC Holdings, Ltd.	91,739	53,691
*	Honghua Group, Ltd.	1,656,000	59,913
	Honworld Group, Ltd.	59,000	21,481
	Hopson Development Holdings, Ltd.	302,000	395,904
*	Hua Han Health Industry Holdings, Ltd.	1,573,842	40,370
#*	Hua Hong Semiconductor, Ltd.	85,000	374,231
	Huaan Securities Co., Ltd., Class A	19,000	22,007
	Huadian Fuxin Energy Corp., Ltd., Class H	686,000	215,274
	Huadian Power International Corp., Ltd., Class H	388,000	117,708
	Huadong Medicine Co., Ltd., Class A	40,600	161,862
	Huaneng Power International, Inc., Sponsored ADR	3,000	50,820
	Huaneng Power International, Inc., Class H	516,000	220,447
	Huapont Life Sciences Co., Ltd., Class A	49,600	39,827
	Huatai Securities Co., Ltd., Class H	146,200	264,343
	Huaxi Holdings Co., Ltd.	46,000	10,090
	Huaxia Bank Co., Ltd., Class A	101,947	92,895
	Huaxin Cement Co., Ltd., Class A	41,805	164,244
	Huayu Automotive Systems Co., Ltd., Class A	41,471	124,597
	Huazhong In-Vehicle Holdings Co., Ltd.	344,000	26,661
	Huazhu Group, Ltd., ADR	30,524	1,047,889
	Huishang Bank Corp., Ltd., Class H	186,200	61,304
	Hunan Gold Corp., Ltd., Class A	35,000	49,365
	Hundsun Technologies, Inc., Class A	1,590	24,945
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	12,900	21,634
	Iflytek Co., Ltd., Class A	8,500	44,603
	IMAX China Holding, Inc.	113,000	173,046
	Industrial & Commercial Bank of China, Ltd., Class H	7,668,460	4,493,268
	Industrial Bank Co., Ltd., Class A	163,800	367,444
	Industrial Securities Co., Ltd., Class A	86,900	101,999
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	43,300	227,157
	Inner Mongolia Yitai Coal Co., Ltd., Class H	21,900	13,125
*	JD.com, Inc., ADR	4,959	316,335
	Jiangling Motors Corp., Ltd., Class A	9,800	20,870
	Jiangnan Group, Ltd.	1,143,000	53,137
	Jiangsu Expressway Co., Ltd., Class H	198,000	212,381
	Jiangsu Hengrui Medicine Co., Ltd., Class A	16,132	218,323
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	19,700	42,711
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	17,677	342,313

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yangnong Chemical Co., Ltd., Class A	3,600	$49,476
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	4,400	23,176
	Jiangsu Zhongtian Technology Co., Ltd., Class A	41,000	68,976
	Jiangxi Copper Co., Ltd., Class H	372,000	444,628
	Jiangxi Zhengbang Technology Co., Ltd., Class A	30,300	93,711
	Jiayuan International Group, Ltd.	516,406	243,218
#	Jinchuan Group International Resources Co., Ltd.	737,000	72,284
	Jinduicheng Molybdenum Co., Ltd., Class A	63,200	60,374
	Jingrui Holdings, Ltd.	257,000	67,900
*	JinkoSolar Holding Co., Ltd., ADR	12,641	242,075
	Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	83,500	49,753
#	JNBY Design, Ltd.	173,000	173,066
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	41,500	118,198
	Jointown Pharmaceutical Group Co., Ltd., Class A	20,900	56,081
	Joy City Property, Ltd.	1,920,000	148,733
	Ju Teng International Holdings, Ltd.	460,000	161,195
	K Wah International Holdings, Ltd.	583,931	246,441
*	Kai Yuan Holdings, Ltd.	1,980,000	13,038
	Kaisa Group Holdings, Ltd.	1,407,000	625,293
*	Kangda International Environmental Co., Ltd.	285,000	26,836
#*	Kasen International Holdings, Ltd.	194,000	24,814
	Kinetic Mines and Energy, Ltd.	812,000	31,491
	Kingboard Holdings, Ltd.	236,500	691,681
	Kingboard Laminates Holdings, Ltd.	735,000	826,856
	Kunlun Energy Co., Ltd.	2,228,000	1,866,556
	Kweichow Moutai Co., Ltd., Class A	5,808	1,396,868
	KWG Group Holdings, Ltd.	718,400	1,281,376
	Laobaixing Pharmacy Chain JSC, Class A	1,500	22,366
	Lee & Man Chemical Co., Ltd.	66,300	24,648
	Lee & Man Paper Manufacturing, Ltd.	846,600	523,352
	Lee's Pharmaceutical Holdings, Ltd.	122,000	96,341
	Legend Holdings Corp., Class H	63,500	82,597
	Lenovo Group, Ltd.	3,976,000	2,396,918
	Lepu Medical Technology Beijing Co., Ltd., Class A	5,000	30,756
*	LexinFintech Holdings, Ltd., ADR	19,782	168,345
*	Leyou Technologies Holdings, Ltd.	770,000	304,244
	Li Ning Co., Ltd.	320,500	1,033,038
*	Lifestyle China Group, Ltd.	229,500	47,455
*	Lifetech Scientific Corp.	708,000	204,086
	Livzon Pharmaceutical Group, Inc., Class H	61,856	290,872
	Logan Group Co., Ltd.	740,000	1,282,432
	Lomon Billions Group Co., Ltd., Class A	14,300	48,337
	Longfor Group Holdings, Ltd.	545,500	2,695,880
	LONGi Green Energy Technology Co., Ltd., Class A	5,300	43,286
	Lonking Holdings, Ltd.	1,256,000	413,731
	Luxshare Precision Industry Co., Ltd., Class A	32,539	274,625
	Luye Pharma Group, Ltd.	677,500	428,219
	Luzhou Laojiao Co., Ltd., Class A	10,200	172,516
	LVGEM China Real Estate Investment Co., Ltd.	162,000	50,999
	Maccura Biotechnology Co., Ltd., Class A	3,100	22,526
	Maoye International Holdings, Ltd.	445,000	21,832
	Metallurgical Corp. of China, Ltd., Class H	878,000	148,531
*	Mingfa Group International Co., Ltd.	589,000	4,279
	Minmetals Land, Ltd.	764,000	94,728
	Minth Group, Ltd.	344,000	1,023,789
*	MMG, Ltd.	1,680,000	443,819
	MOBI Development Co., Ltd.	124,000	13,271
	Modern Land China Co., Ltd.	444,400	57,451
	Momo, Inc., Sponsored ADR	63,205	1,167,396

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nan Hai Corp., Ltd.	8,450,000	$61,011
	Nanfang Communication Holdings, Ltd.	64,000	12,613
	NARI Technology Co., Ltd., Class A	53,900	164,339
*	Nature Home Holding Co., Ltd.	228,000	28,547
	NavInfo Co., Ltd., Class A	3,600	9,611
	NetDragon Websoft Holdings, Ltd.	29,000	82,907
	NetEase, Inc., ADR	7,275	3,335,006
	New China Life Insurance Co., Ltd., Class H	88,000	344,334
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	3,673	514,955
*	New World Department Store China, Ltd.	223,000	36,272
	Nexteer Automotive Group, Ltd.	654,000	414,659
	Nine Dragons Paper Holdings, Ltd.	1,293,000	1,358,081
	Ningbo Zhoushan Port Co., Ltd., Class A	85,200	50,886
*	Noah Holdings, Ltd., ADR	6,747	205,581
	Northeast Securities Co., Ltd., Class A	67,104	107,853
#	NVC Lighting Holdings, Ltd.	545,000	8,582
	Oceanwide Holdings Co., Ltd., Class A	110,100	66,418
	Offshore Oil Engineering Co., Ltd., Class A	129,514	89,357
	OFILM Group Co., Ltd., Class A	26,100	72,613
	O-Net Technologies Group, Ltd.	31,000	24,946
	Orient Securities Co., Ltd., Class H	119,600	80,540
	Oriental Pearl Group Co., Ltd., Class A	44,700	64,925
	Overseas Chinese Town Asia Holdings, Ltd.	146,000	31,874
	Pacific Online, Ltd.	210,000	31,922
*	Pacific Securities Co. Ltd, Class A	68,600	42,571
#*	Panda Green Energy Group, Ltd.	1,408,000	54,497
*	Parkson Retail Group, Ltd.	605,000	24,655
	People's Insurance Co. Group of China, Ltd. (The), Class H	289,000	94,029
	PetroChina Co., Ltd., ADR	9,000	310,050
	PetroChina Co., Ltd., Class H	3,134,000	1,089,856
	PICC Property & Casualty Co., Ltd., Class H	1,099,753	869,070
	Ping An Bank Co., Ltd., Class A	152,025	290,331
	Ping An Insurance Group Co. of China, Ltd., Class H	883,500	9,322,004
	Poly Developments and Holdings Group Co., Ltd., Class A	41,400	92,398
	Poly Property Group Co., Ltd.	1,141,000	359,357
	Postal Savings Bank of China Co., Ltd., Class H	622,000	342,684
*	Pou Sheng International Holdings, Ltd.	1,044,000	228,209
	Power Construction Corp. of China, Ltd., Class A	35,600	21,484
	Powerlong Real Estate Holdings, Ltd.	728,000	444,885
	Q Technology Group Co., Ltd.	39,000	53,130
	Qingdao Port International Co., Ltd., Class H	269,000	152,338
*	Qinqin Foodstuffs Group Cayman Co., Ltd.	8,400	2,453
*	Qunxing Paper Holdings Co.	147,174	0
	Red Star Macalline Group Corp., Ltd., Class H	167,939	115,092
	Redco Properties Group Ltd.	606,000	275,260
*	REXLot Holdings, Ltd.	5,031,399	2,532
	RiseSun Real Estate Development Co., Ltd., Class A	134,500	158,461
	Road King Infrastructure, Ltd.	96,000	129,140
	Ronshine China Holdings, Ltd.	198,000	176,691
	SAIC Motor Corp, Ltd., Class A	8,200	21,355
	Sanan Optoelectronics Co., Ltd., Class A	5,400	20,820
	Sany Heavy Equipment International Holdings Co., Ltd.	421,000	220,420
	Sany Heavy Industry Co., Ltd., Class A	125,900	380,818
	Sealand Securities Co., Ltd., Class A	126,800	102,305
#	Seazen Group, Ltd.	1,404,000	1,331,484
	Seazen Holdings Co., Ltd. , Class A	35,900	174,891
*	Semiconductor Manufacturing International Corp.	588,100	2,302,680
	SF Holding Co., Ltd., Class A	11,200	113,553
	Shaanxi Coal Industry Co., Ltd., Class A	162,100	188,049

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Chenming Paper Holdings, Ltd., Class H	148,750	$70,422
	Shandong Denghai Seeds Co., Ltd., Class A	9,600	21,338
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	48,400	160,482
	Shandong Humon Smelting Co., Ltd., Class A	5,600	15,698
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	572,000	1,456,642
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	109,200	62,897
	Shanghai Baosight Software Co., Ltd., Class A	2,200	22,492
*	Shanghai Electric Group Co., Ltd., Class H	486,000	149,916
	Shanghai Electric Power Co., Ltd., Class A	30,500	34,306
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	84,500	400,248
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	111,000	85,289
	Shanghai Haohai Biological Technology Co., Ltd., Class H	6,900	50,713
	Shanghai Industrial Development Co., Ltd., Class A	39,800	31,105
	Shanghai Industrial Holdings, Ltd.	271,000	395,398
	Shanghai Industrial Urban Development Group, Ltd.	887,000	97,396
	Shanghai Jahwa United Co., Ltd., Class A	9,210	61,429
	Shanghai Jin Jiang Capital Co., Ltd., Class H	684,000	117,421
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	14,350	25,825
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,500	48,518
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	134,500	239,130
	Shanghai Prime Machinery Co., Ltd., Class H	114,000	12,949
	Shanghai Pudong Development Bank Co., Ltd., Class A	163,700	242,870
	Shanghai RAAS Blood Products Co., Ltd., Class A	57,580	85,362
	Shanghai Shimao Co., Ltd., Class A	71,300	44,533
	Shanghai Tunnel Engineering Co., Ltd., Class A	85,788	74,026
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	11,800	25,880
*	Shanghai Zendai Property, Ltd.	2,745,000	10,966
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	19,700	56,849
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	110,500	100,928
*	Shanxi Meijin Energy Co., Ltd., Class A	22,500	21,312
	Shanxi Securities Co., Ltd., Class A	27,820	32,970
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	121,600	61,871
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	3,736	96,478
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	71,240	42,974
	Shede Spirits Co., Ltd., Class A	3,400	18,019
	Shenergy Co., Ltd., Class A	54,450	44,435
*	Shengjing Bank Co., Ltd., Class H	144,500	132,367
	Shenguan Holdings Group, Ltd.	446,000	14,965
	Shengyi Technology Co., Ltd., Class A	19,500	80,452
	Shenzhen Agricultural Products Group Co., Ltd., Class A	19,000	22,918
	Shenzhen Energy Group Co., Ltd., Class A	28,140	22,865
	Shenzhen Expressway Co., Ltd., Class H	210,000	200,308
	Shenzhen Grandland Group Co., Ltd., Class A	52,550	28,467
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	6,200	21,819
	Shenzhen International Holdings, Ltd.	670,281	1,093,860
	Shenzhen Investment, Ltd.	1,439,142	451,548
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,300	22,857
	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	90,900	66,926
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	23,000	23,634
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	19,800	98,799
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	4,500	22,896
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	105,600	70,873
	Shenzhou International Group Holdings, Ltd.	102,000	1,218,362
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	13,000	59,439
	Shimao Group Holdings, Ltd.	501,000	2,125,909
	Shougang Fushan Resources Group, Ltd.	972,000	222,578
	Shui On Land, Ltd.	1,429,656	212,251
	Sichuan Expressway Co., Ltd., Class H	266,000	60,456
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	30,800	99,244

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Swellfun Co., Ltd., Class A	3,100	$28,316
	Sieyuan Electric Co., Ltd., Class A	4,100	16,623
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,587,000	162,098
*	SINA Corp.	19,753	797,034
	Sino Biopharmaceutical, Ltd.	2,172,745	2,838,447
	Sinochem International Corp., Class A	76,900	62,587
	Sinofert Holdings, Ltd.	1,054,000	95,275
	Sinoma International Engineering Co., Class A	32,700	28,032
	Sino-Ocean Group Holding, Ltd.	1,358,332	327,680
	Sinopec Engineering Group Co., Ltd., Class H	594,000	263,295
	Sinopec Kantons Holdings, Ltd.	422,000	183,966
*	Sinopec Oilfield Service Corp., Class H	538,000	38,941
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	380,000	84,606
	Sinopharm Group Co., Ltd., Class H	356,800	850,354
*	Sinosoft Technology Group, Ltd.	416,000	107,330
	Sinotrans, Ltd., Class H	830,000	173,459
	Sinotruk Hong Kong, Ltd.	434,500	1,355,924
	SITC International Holdings Co., Ltd.	694,000	696,196
	Skyfame Realty Holdings, Ltd.	1,856,000	249,068
*	Skyworth Group, Ltd.	800,196	252,959
#*	SMI Holdings Group, Ltd.	414,396	10,025
*	SOHO China, Ltd.	1,213,500	451,081
*	Sparkle Roll Group, Ltd.	944,000	34,715
*	SPT Energy Group, Inc.	96,000	3,473
*	SRE Group, Ltd.	2,440,285	8,514
	SSY Group, Ltd.	1,009,042	637,500
	Suchuang Gas Corp., Ltd.	98,000	42,469
	Sun Art Retail Group, Ltd.	597,000	829,710
	Sun King Power Electronics Group	144,000	32,335
	Sunac China Holdings, Ltd.	500,000	2,357,627
	Sungrow Power Supply Co., Ltd., Class A	7,300	21,946
	Suning Universal Co., Ltd., Class A	21,900	10,796
	Suning.com Co., Ltd., Class A	38,500	56,917
	Sunny Optical Technology Group Co., Ltd.	116,100	2,180,252
#*	Sunshine 100 China Holdings, Ltd.	217,000	37,637
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	61,600	79,212
#	Symphony Holdings, Ltd.	450,000	50,522
	Tang Palace China Holdings, Ltd.	88,000	7,385
	Tangshan Jidong Cement Co., Ltd., Class A	49,100	134,810
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	37,900	33,847
	Tasly Pharmaceutical Group Co., Ltd., Class A	14,000	34,802
	TBEA Co., Ltd., Class A	81,756	102,295
	TCL Electronics Holdings, Ltd.	379,000	224,715
	TCL Technology Group Corp., Class A	25,400	22,764
	Ten Pao Group Holdings, Ltd.	196,000	18,040
	Tencent Holdings, Ltd.	421,000	28,879,823
*	Tenwow International Holdings, Ltd.	286,000	2,631
	Texhong Textile Group, Ltd.	214,000	163,561
	Textainer Group Holdings, Ltd.	13,900	116,767
	Tian An China Investment Co., Ltd.	141,000	74,650
	Tian Di Science & Technology Co., Ltd., Class A	98,990	43,834
*	Tian Ge Interactive Holdings, Ltd.	191,000	24,351
*	Tian Shan Development Holding, Ltd.	66,000	26,232
	Tiangong International Co., Ltd.	164,000	53,755
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	94,000	30,585
	Tianjin Port Development Holdings, Ltd.	1,134,000	84,755
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	15,600	54,678
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,056	41,231
	Tianma Microelectronics Co., Ltd., Class A	36,200	87,185

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Tianneng Power International, Ltd.	522,000	$1,211,652
	Tianyun International Holdings, Ltd.	70,000	7,954
*	Tibet Water Resources, Ltd.	583,000	37,242
	Tingyi Cayman Islands Holding Corp.	826,000	1,539,827
	TK Group Holdings, Ltd.	138,000	37,211
	Tomson Group, Ltd.	304,503	64,799
	Tong Ren Tang Technologies Co., Ltd., Class H	237,000	174,834
	Tongda Group Holdings, Ltd.	2,050,000	119,223
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	11,300	22,229
	Tongkun Group Co., Ltd., Class A	13,800	28,562
	Tongwei Co., Ltd., Class A	21,900	85,620
#	Top Spring International Holdings, Ltd.	107,600	15,829
	Towngas China Co., Ltd.	189,752	91,393
	TravelSky Technology, Ltd., Class H	181,471	349,057
*	Trigiant Group, Ltd.	360,000	48,387
*	Trip.com Group Ltd., ADR	54,556	1,483,923
*	Truly International Holdings, Ltd.	518,000	61,546
	Tsaker Chemical Group, Ltd.	17,500	2,804
	Tsingtao Brewery Co., Ltd., Class H	102,000	909,278
*	Tuniu Corp., Sponsored ADR	11,956	12,195
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	10,400	12,212
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	5,400	97,913
	Uni-President China Holdings, Ltd.	752,400	816,401
	United Energy Group, Ltd.	5,022,000	881,850
	Vinda International Holdings, Ltd.	134,000	504,620
*	Vipshop Holdings, Ltd., ADR	153,809	3,502,231
	Wangfujing Group Co., Ltd., Class A	2,300	20,134
	Wanhua Chemical Group Co., Ltd., Class A	28,400	274,922
	Want Want China Holdings, Ltd.	1,998,000	1,478,620
	Wanxiang Qianchao Co., Ltd., Class A	51,400	45,076
	Wasion Holdings, Ltd.	250,000	75,861
*	Weibo Corp., Sponsored ADR	5,779	199,722
	Weichai Power Co., Ltd., Class H	961,880	2,060,025
	Weifu High-Technology Group Co., Ltd., Class A	22,000	69,477
	Wens Foodstuffs Group Co., Ltd., Class A	62,400	212,459
	West China Cement, Ltd.	1,698,000	361,886
#	Wisdom Education International Holdings Co., Ltd.	302,000	171,435
	Wison Engineering Services Co., Ltd.	88,000	8,972
	Wuliangye Yibin Co., Ltd., Class A	11,200	349,112
	XCMG Construction Machinery Co., Ltd., Class A	99,774	90,865
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	307,500	308,620
	Xiamen International Port Co., Ltd., Class H	500,000	50,285
	Xiamen Intretech, Inc., Class A	2,600	22,183
	Xiamen Kingdomway Group Co., Class A	3,200	26,948
	Xiamen Tungsten Co., Ltd., Class A	10,200	22,010
	Xingda International Holdings, Ltd.	472,332	95,929
	Xingfa Aluminium Holdings, Ltd.	48,000	53,963
	Xinghua Port Holdings, Ltd.	53,750	17,101
	Xinhu Zhongbao Co., Ltd., Class A	188,800	92,209
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	117,753	118,538
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	47,800	38,702
	Xinyi Solar Holdings, Ltd.	2,142,616	2,351,489
	Xinyuan Real Estate Co., Ltd., ADR	23,488	49,795
	Xtep International Holdings, Ltd.	334,019	100,076
	Xuji Electric Co., Ltd., Class A	27,900	64,185
*	Yadea Group Holdings, Ltd.	606,000	510,684
	Yang Quan Coal Industry Group Co., Ltd., Class A	47,000	32,786
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	9,700	43,613

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yanzhou Coal Mining Co., Ltd., Class H	1,322,000	$1,033,384
*	Yashili International Holdings, Ltd.	482,000	36,711
	Yealink Network Technology Corp., Ltd., Class A	2,378	21,556
	Yeebo International Holdings, Ltd.	106,000	22,303
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	123,200	185,297
*	Yida China Holdings, Ltd.	110,000	28,668
	Yihai International Holding, Ltd.	194,000	2,380,072
	Yintai Gold Co., Ltd., Class A	7,400	20,211
	Yip's Chemical Holdings, Ltd.	96,000	26,770
*	Yiren Digital, Ltd., Sponsored ADR	8,553	30,705
	Yonghui Superstores Co., Ltd., Class A	27,900	35,942
	Yonyou Network Technology Co., Ltd., Class A	3,000	20,211
*	Youyuan International Holdings, Ltd.	259,510	1,634
	Yuexiu Property Co., Ltd.	3,891,720	713,501
	Yuexiu Transport Infrastructure, Ltd.	172,639	109,684
	Yum China Holdings, Inc.	41,893	2,146,597
	Yunnan Baiyao Group Co Ltd, Class A	5,000	78,555
	Yunnan Energy New Material Co., Ltd., Class A	2,200	25,164
*	Yunnan Tin Co., Ltd., Class A	37,773	55,970
	Yuzhou Group Holdings Co., Ltd.	1,211,671	544,376
	Zhejiang Chint Electrics Co., Ltd., Class A	18,200	82,662
	Zhejiang Dahua Technology Co., Ltd., Class A	36,700	111,912
	Zhejiang Expressway Co., Ltd., Class H	416,000	309,359
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	14,990	82,883
	Zhejiang Juhua Co., Ltd., Class A	64,900	69,201
	Zhejiang Longsheng Group Co., Ltd., Class A	92,900	196,838
	Zhejiang Medicine Co., Ltd., Class A	13,136	35,381
	Zhejiang NHU Co., Ltd., Class A	43,441	183,213
	Zhejiang Runtu Co., Ltd., Class A	27,665	37,899
	Zhejiang Yasha Decoration Co., Ltd., Class A	45,007	99,008
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	21,800	10,075
	Zhengzhou Yutong Bus Co., Ltd., Class A	43,700	85,349
	Zhong An Group, Ltd.	1,486,000	50,810
	Zhongjin Gold Corp., Ltd., Class A	23,900	39,166
	Zhongsheng Group Holdings, Ltd.	354,500	2,191,436
	Zhongyu Gas Holdings, Ltd.	213,666	198,771
	Zhou Hei Ya International Holdings Co., Ltd.	357,000	286,799
#*	Zhuguang Holdings Group Co., Ltd.	234,000	34,721
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	82,400	289,449
	Zhuzhou Kibing Group Co., Ltd., Class A	17,507	22,857
	Zijin Mining Group Co., Ltd., Class H	3,117,000	1,959,535
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	232,400	239,603
	ZTO Express Cayman, Inc., ADR	21,805	807,875
TOTAL CHINA			309,015,111
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,740	78,826
	Bancolombia SA, Sponsored ADR	5,279	147,390
	Bancolombia SA	17,822	127,948
	Celsia SA ESP	103,896	117,033
	Cementos Argos SA	70,695	69,313
*	CEMEX Latam Holdings SA	37,434	17,749
*	Corp. Financiera Colombiana SA	17,502	116,742
	Ecopetrol SA	356,765	198,787
	Grupo Argos SA	67,258	183,775
	Grupo Aval Acciones y Valores SA, ADR	5,281	24,134
	Grupo de Inversiones Suramericana SA	30,393	157,949
*	Grupo Energia Bogota SA ESP	47,042	28,858
	Grupo Nutresa SA	22,661	122,623

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	72,437	$372,566
TOTAL COLOMBIA			1,763,693
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	10,450	210,518
*	Komercni banka A.S.	4,174	96,810
	Moneta Money Bank A.S.	301,322	686,013
	O2 Czech Republic A.S.	10,996	105,245
	Philip Morris CR A.S.	100	59,646
TOTAL CZECH REPUBLIC			1,158,232
DENMARK — (1.6%)
*	ALK-Abello A.S.	2,640	749,090
*	Alm Brand A.S.	31,154	317,365
	Ambu A.S., Class B	10,385	362,578
	AP Moller - Maersk A.S., Class A	307	364,483
	AP Moller - Maersk A.S., Class B	272	350,181
*	Bang & Olufsen A.S.	42,342	80,941
*	BankNordik P/F	590	9,984
*	Bavarian Nordic A.S.	23,522	724,894
*	Brodrene Hartmann A.S.	1,220	87,553
	Carlsberg A.S., Class B	9,215	1,360,959
	Chr Hansen Holding A.S.	21,618	2,466,885
	Coloplast A.S., Class B	6,991	1,193,344
*	Columbus A.S.	35,018	43,632
	D/S Norden A.S.	9,917	149,743
*	Danske Bank A.S.	66,750	1,081,078
*	Demant A.S.	32,505	1,009,045
*	DFDS A.S.	15,439	479,268
*	Drilling Co. of 1972 A.S. (The)	2,830	64,980
	DSV Panalpina A.S.	35,404	4,844,523
*	FLSmidth & Co. A.S.	15,703	468,625
*	Genmab A.S.	5,761	1,982,973
	GN Store Nord A.S.	43,099	2,650,372
	H Lundbeck A.S.	23,106	842,447
*	H+H International A.S., Class B	8,326	142,814
*	ISS A.S.	58,124	896,993
*	Jeudan A.S.	2,050	75,472
*	Jyske Bank A.S.	26,367	840,758
*	Matas A.S.	17,726	177,875
*	Nilfisk Holding A.S.	14,008	191,490
*	NKT A.S.	11,345	315,460
	NNIT A.S.	4,966	93,630
	Novo Nordisk A.S., Sponsored ADR	20,820	1,360,171
	Novo Nordisk A.S., Class B	132,667	8,704,623
	Novozymes A.S., Class B	36,674	2,193,813
	Orsted A.S.	6,739	963,578
	Pandora A.S.	47,272	3,006,559
*	Parken Sport & Entertainment A.S.	2,697	32,847
	Per Aarsleff Holding A.S.	8,330	319,015
	Ringkjoebing Landbobank A.S.	12,434	924,570
	Rockwool International A.S., Class A	360	105,529
	Rockwool International A.S., Class B	2,687	866,862
*	Royal Unibrew A.S.	25,442	2,573,911
	RTX A.S.	3,391	125,932
	Scandinavian Tobacco Group A.S., Class A	28,049	412,553
	Schouw & Co., A.S.	5,681	464,883
	SimCorp A.S.	12,571	1,467,852

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Solar A.S., Class B	2,756	$113,148
*	Spar Nord Bank A.S.	40,494	333,625
*	Sydbank A.S.	30,380	577,009
*	Tivoli A.S.	202	21,869
	Topdanmark A.S.	17,631	754,010
	TORM P.L.C.	11,612	86,548
	Tryg A.S.	13,772	405,257
	Vestas Wind Systems A.S.	10,874	1,393,883
*	Vestjysk Bank A.S.	96,538	44,379
*	Zealand Pharma A.S.	9,863	346,022
TOTAL DENMARK			52,017,883
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	37,735	145,507
	Commercial International Bank Egypt S.A.E., GDR	57,748	222,619
TOTAL EGYPT			368,126
FINLAND — (1.1%)
	Ahlstrom-Munksjo Oyj	12,664	195,957
*	Aktia Bank Oyj	19,350	197,840
	Alma Media Oyj	10,852	94,427
	Aspo Oyj	7,381	51,074
	Atria Oyj	6,165	61,890
*	BasWare Oyj	1,070	44,026
*	Bittium Oyj	3,095	23,465
	Cargotec Oyj, Class B	17,540	523,019
*	Caverion Oyj	20,229	150,689
	Citycon Oyj	17,306	125,761
	Elisa Oyj	9,909	587,689
	Enento Group Oyj	518	21,973
*	Finnair Oyj	361,889	201,741
	Fiskars Oyj Abp	13,847	193,478
	Fortum Oyj	77,300	1,568,941
*	F-Secure Oyj	26,205	91,285
*	HKScan Oyj, Class A	20,409	47,084
*	Huhtamaki Oyj	35,591	1,586,514
	Kemira Oyj	57,596	762,848
	Kesko Oyj, Class A	32,432	660,546
	Kesko Oyj, Class B	99,008	2,099,368
	Kone Oyj, Class B	22,183	1,761,524
	Konecranes Oyj	28,082	713,387
	Lassila & Tikanoja Oyj	16,264	249,802
	Metsa Board Oyj	64,015	501,137
	Metso Outotec Oyj	252,364	1,628,729
	Neles Oyj	50,417	718,998
	Neste Oyj	35,303	1,621,521
	Nokia Oyj	155,522	746,525
	Nokia Oyj	150,663	731,355
	Nokian Renkaat Oyj	63,102	1,505,486
*	Nordea Bank Abp	291,852	2,254,289
*	Nordea Bank Abp	3,835	29,533
	Olvi Oyj, Class A	6,636	330,865
	Oriola Oyj, Class B	72,809	158,265
	Orion Oyj, Class A	9,151	398,517
	Orion Oyj, Class B	25,310	1,104,251
*	Outokumpu Oyj	140,239	374,608
	Ponsse Oyj	3,963	117,196
	Raisio Oyj, Class V	16,371	59,895

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Rapala VMC Oyj	1,596	$5,149
	Revenio Group Oyj	8,066	266,220
	Sampo Oyj, Class A	31,801	1,149,423
	Sanoma Oyj	47,701	534,370
*	Stockmann Oyj Abp, Class B	14,423	16,923
	Stora Enso Oyj, Class R	153,745	1,928,225
*	Teleste Oyj	1,219	6,116
	TietoEVRY Oyj	17,705	520,034
	Tikkurila Oyj	15,509	251,935
	Tokmanni Group Corp.	24,997	468,975
	UPM-Kymmene Oyj	64,578	1,723,824
	Uponor Oyj	24,735	414,268
	Vaisala Oyj, Class A	5,625	206,428
	Valmet Oyj	66,924	1,874,964
	Wartsila Oyj Abp	119,220	997,139
	YIT Oyj	72,875	423,465
TOTAL FINLAND			35,082,956
FRANCE — (5.4%)
	ABC arbitrage	5,238	42,959
*	Accor SA	34,139	859,361
	Actia Group	5,948	15,420
	Aeroports de Paris	3,235	304,968
#*	Air France-KLM	76,237	312,841
	Air Liquide SA	19,723	3,244,043
*	Airbus SE	45,205	3,308,825
	Akka Technologies	8,687	180,866
	AKWEL	7,357	116,269
	Albioma SA	15,305	684,208
*	Alstom SA	11,684	651,069
*	Alten SA	16,066	1,259,636
*	Amplitude Surgical SAS	2,916	7,316
*	Amundi SA	6,530	496,818
	Arkema SA	33,154	3,449,181
	Assystem SA	2,834	71,233
*	Atos SE	25,824	2,208,187
	Aubay	3,005	117,758
	AXA SA	128,655	2,581,294
*	Axway Software SA	1,805	41,930
*	Bastide le Confort Medical	2,315	104,525
	Beneteau SA	18,792	135,663
	Bigben Interactive	8,107	133,051
	BioMerieux	4,773	769,269
*	BNP Paribas SA	76,676	3,093,398
	Boiron SA	3,504	137,655
	Bollore SA	167,854	563,208
	Bonduelle SCA	8,947	213,696
*	Bourbon Corp.	12,106	0
*	Bouygues SA	77,992	2,755,190
*	Bureau Veritas SA	57,278	1,260,104
	Burelle SA	26	15,115
	Capgemini SE	28,204	3,657,900
	Carrefour SA	148,144	2,354,441
*	Casino Guichard Perrachon SA	19,709	546,314
*	Catering International Services	977	11,266
*	Cegedim SA	2,205	71,005
*	CGG SA	323,049	276,519
	Chargeurs SA	11,181	186,650
*	Cie de Saint-Gobain	83,894	3,103,661

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie des Alpes	6,122	$107,905
	Cie Generale des Etablissements Michelin SCA	50,834	5,264,678
	Cie Plastic Omnium SA	34,079	685,899
*	CNP Assurances	32,914	399,770
*	Coface SA	38,579	305,968
*	Credit Agricole SA	78,282	753,523
	Danone SA, Sponsored ADR	600	8,004
	Danone SA	49,891	3,339,368
*	Dassault Aviation SA	74	60,682
	Dassault Systemes SE	4,673	850,923
	Dassault Systemes SE, Sponsored ADR	1,228	222,072
	Derichebourg SA	59,500	172,035
	Devoteam SA	2,730	313,452
	Edenred	21,500	1,066,491
*	Eiffage SA	31,487	2,751,740
	Electricite de France SA	127,055	1,286,631
	Elior Group SA	36,919	204,467
*	Elis SA	67,200	816,474
*	Engie SA	166,950	2,223,968
*	Eramet	4,707	128,188
*	EssilorLuxottica SA	10,135	1,349,931
*	Esso SA Francaise	1,602	24,300
	Etablissements Maurel et Prom SA	14,004	27,716
*	Eurofins Scientific SE	1,417	927,464
*	Europcar Mobility Group	47,194	73,318
	Eutelsat Communications SA	93,437	944,896
*	Exel Industries, Class A	538	22,754
*	Faurecia SE	44,559	1,720,768
*	Fleury Michon SA	371	10,615
*	Fnac Darty SA	10,006	391,749
	Fnac Darty SA	3,486	138,179
	Gaztransport Et Technigaz SA	8,235	765,698
*	Getlink SE	77,389	1,164,353
*	GL Events	7,370	95,432
*	Groupe Crit	2,025	112,702
	Groupe Gorge	981	13,877
*	Groupe Open	1,810	32,035
	Guerbet	3,868	136,825
	Haulotte Group SA	3,630	19,365
	Hermes International	2,632	2,133,866
*	HEXAOM	1,444	54,256
*	ID Logistics Group	971	212,070
	Iliad SA	16,484	3,223,801
	Imerys SA	14,893	551,796
*	Ingenico Group SA	32,079	5,191,454
	Ipsen SA	5,548	532,067
	IPSOS	17,638	468,136
	Jacquet Metal Service SA	7,553	95,385
*	JCDecaux SA	31,556	533,778
	Kaufman & Broad SA	11,366	490,716
	Kering SA	5,323	3,016,470
*	Korian SA	28,488	1,167,807
*	Lagardere SCA	70,942	1,079,275
	Laurent-Perrier	664	58,634
*	Le Belier	1,492	66,459
	Lectra	9,871	208,361
	Legrand SA	32,156	2,487,533
	Linedata Services	2,241	62,660
*	LISI	11,986	269,467

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	2,102	$126,830
	L'Oreal SA	5,435	1,824,138
	LVMH Moet Hennessy Louis Vuitton SE	19,841	8,627,722
*	Maisons du Monde SA	14,787	226,414
*	Manitou BF SA	3,963	73,197
	Manutan International	734	46,712
*	Mersen SA	7,318	197,421
*	Metropole Television SA	17,775	214,668
*	Natixis SA	177,646	434,521
*	Nexans SA	16,299	849,500
	Nexity SA	24,700	841,202
*	Nicox	4,348	18,921
	NRJ Group	8,607	62,034
*	Oeneo SA	11,406	152,455
*	OL Groupe SA	2,387	6,074
*	Onxeo SA	18,755	14,524
	Orange SA, Sponsored ADR	6,981	81,329
	Orange SA	384,186	4,502,998
*	Orpea	12,466	1,590,372
	Pernod Ricard SA	2,092	359,509
*	Peugeot SA	226,391	3,639,171
*	Pierre & Vacances SA	2,468	39,393
*	Plastivaloire	6,808	28,778
	Publicis Groupe SA, ADR	1,600	12,720
	Publicis Groupe SA	74,248	2,374,158
	Quadient	16,728	247,316
*	Rallye SA	10,588	72,575
*	Recylex SA	4,505	9,807
	Remy Cointreau SA	1,250	200,473
*	Renault SA	39,257	932,952
*	Rexel SA	138,509	1,643,916
	Robertet SA	77	83,920
*	Rothschild & Co.	4,907	125,190
	Rubis SCA	25,147	1,186,237
*	Safran SA	20,793	2,211,371
	Sanofi, ADR	14,072	738,076
	Sanofi	43,296	4,545,955
	Sartorius Stedim Biotech	3,950	1,235,489
*	Savencia SA	2,171	125,058
	Schneider Electric SE	9,118	1,045,502
	Schneider Electric SE	1,444	166,710
*	SCOR SE	53,537	1,377,880
	SEB SA	9,458	1,561,722
	Seche Environnement SA	1,666	63,319
	SES SA	158,557	1,121,575
	Societe BIC SA	12,518	741,596
*	Societe Generale SA	109,658	1,688,220
	Societe Marseillaise du Tunnel Prado-Carenage SA	1,473	30,957
	Societe pour l'Informatique Industrielle	1,100	24,511
	Sodexo SA	15,238	1,051,637
*	SOITEC	6,409	759,694
*	Solocal Group	184,554	20,844
	Somfy SA	3,079	371,258
*	Sopra Steria Group	7,385	1,102,832
	SPIE SA	49,105	799,338
*	Stef SA	2,220	170,308
	STMicroelectronics NV	44,824	1,259,427
	STMicroelectronics NV	42,213	1,179,431
	Suez SA	61,973	817,347

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Sword Group	2,372	$89,825
	Synergie SA	6,848	161,300
*	Tarkett SA	17,046	212,615
*	Technicolor SA	3,579	11,147
	Teleperformance	9,260	2,710,080
*	Television Francaise 1	38,901	223,156
	Thales SA	13,781	996,248
	Thermador Groupe	2,169	145,192
	Total Gabon	289	39,970
	Total SE	251,331	9,511,294
	TOTAL SE, Sponsored ADR	14,200	534,779
	Trigano SA	3,741	426,981
*	Ubisoft Entertainment SA	15,625	1,305,038
	Union Financiere de France BQE SA	1,915	35,020
	Valeo SA	86,443	2,218,333
#*	Vallourec SA	3,693	123,087
*	Valneva SE	7,258	40,377
	Veolia Environnement SA, ADR	13,366	302,205
	Veolia Environnement SA	39,060	894,770
	Vetoquinol SA	738	59,522
	Vicat SA	9,130	300,800
	VIEL & Cie SA	11,323	67,407
	Vilmorin & Cie SA	3,102	182,243
	Vinci SA	60,804	5,233,100
*	Virbac SA	1,348	294,296
	Vivendi SA	30,617	812,468
*	Vranken-Pommery Monopole SA	954	14,693
*	Worldline SA	3,347	287,940
TOTAL FRANCE			172,472,108
GERMANY — (4.5%)
	1&1 Drillisch AG	18,382	486,834
	7C Solarparken AG	10,006	41,746
*	Aareal Bank AG	25,241	461,859
*	Adidas AG	13,545	3,735,403
*	Adler Modemaerkte AG	2,793	7,532
*	ADO Properties SA	14,114	397,469
*	ADVA Optical Networking SE	27,653	230,483
	All for One Group SE	326	16,698
*	Allgeier SE	1,637	84,108
	Allianz SE	23,343	4,843,072
	Allianz SE, Sponsored ADR	35,377	729,120
*	Amadeus Fire AG	2,244	259,313
	Atoss Software AG	1,330	161,219
	Aurubis AG	21,241	1,416,626
	BASF SE	36,403	2,008,210
	Basler AG	1,425	99,030
*	Bauer AG	5,636	61,888
	Bayer AG	69,109	4,591,153
	Bayerische Motoren Werke AG	54,450	3,482,102
	BayWa AG	6,697	210,270
	Bechtle AG	11,434	2,225,313
	Beiersdorf AG	4,961	592,371
	Bertrandt AG	3,201	119,257
	bet-at-home.com AG	1,125	43,613
*	Bijou Brigitte AG	1,389	41,960
	Bilfinger SE	12,771	223,025
#	Borussia Dortmund GmbH & Co. KGaA	62,002	408,532
	Brenntag AG	47,648	2,940,501

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	CANCOM SE	16,511	$992,981
*	Carl Zeiss Meditec AG	4,631	484,676
*	CECONOMY AG	72,720	259,163
*	CENIT AG	4,236	48,762
*	Centrotec SE	1,910	31,696
	Cewe Stiftung & Co. KGAA	4,034	453,839
*	comdirect bank AG	4,284	69,365
#*	Commerzbank AG	320,160	1,645,350
	CompuGroup Medical SE & Co. KgaA	8,876	774,752
	Continental AG	34,740	3,355,841
*	Corestate Capital Holding SA	1,325	28,244
	Covestro AG	71,604	2,778,765
	CropEnergies AG	13,802	148,139
*	CTS Eventim AG & Co. KGaA	20,387	809,273
	Daimler AG	150,918	6,598,741
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	208	11,022
*	Deutsche Bank AG	296,473	2,644,539
	Deutsche Boerse AG	9,935	1,807,612
#*	Deutsche Lufthansa AG	114,800	1,007,193
*	Deutsche Pfandbriefbank AG	62,936	398,701
*	Deutsche Post AG	112,278	4,557,383
	Deutsche Telekom AG	244,275	4,078,109
	Deutsche Wohnen SE	31,645	1,539,718
*	Deutz AG	87,265	437,237
	DIC Asset AG	17,469	226,007
	DMG Mori AG	7,777	370,238
	Dr Hoenle AG	1,671	90,141
*	Draegerwerk AG & Co. KGaA	1,658	130,195
#	Duerr AG	32,270	883,996
	E.ON SE	32,418	380,588
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,548	240,793
*	EDAG Engineering Group AG	5,318	37,919
	Elmos Semiconductor SE	2,371	58,113
*	ElringKlinger AG	14,246	86,377
	Energiekontor AG	3,966	121,280
	Evonik Industries AG	48,571	1,312,204
*	Fielmann AG	8,977	654,055
	First Sensor AG	1,547	71,972
*	Francotyp-Postalia Holding AG, Class A	6,658	23,978
#*	Fraport AG Frankfurt Airport Services Worldwide	15,282	597,401
	Freenet AG	73,647	1,257,041
*	Fresenius Medical Care AG & Co. KGaA	19,946	1,757,284
*	Fresenius SE & Co. KGaA	56,018	2,794,945
	Fuchs Petrolub SE	9,594	326,727
	GEA Group AG	1,799	64,936
	Gerresheimer AG	19,577	2,252,117
	Gesco AG	3,607	65,197
	GFT Technologies SE	11,646	144,437
*	Grammer AG	641	13,443
	Grand City Properties SA	21,921	521,860
*	GRENKE AG	1,112	84,230
#*	H&R GmbH & Co. KGaA	7,950	53,197
	Hamburger Hafen und Logistik AG	19,327	333,799
	Hannover Rueck SE	1,595	269,827
	Hapag-Lloyd AG	9,103	501,195
	HeidelbergCement AG	23,068	1,280,168
#*	Heidelberger Druckmaschinen AG	199,929	167,492
	Hella GmbH & Co KGaA	23,981	1,047,420
	Henkel AG & Co. KGaA	4,628	402,132

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Highlight Communications AG	2,399	$10,085
	Hochtief AG	5,911	482,631
	HolidayCheck Group AG	13,428	17,427
	Hornbach Baumarkt AG	3,936	144,657
	Hornbach Holding AG & Co. KGaA	2,593	249,514
	Hugo Boss AG	23,845	649,539
*	Hypoport SE	77	36,124
*	Indus Holding AG	10,309	352,134
	Infineon Technologies AG	125,498	3,199,618
	Infineon Technologies AG, ADR	36,257	893,191
	IVU Traffic Technologies AG	3,202	58,808
	Jenoptik AG	14,267	357,527
#	K+S AG	80,857	536,344
	KION Group AG	33,749	2,579,300
*	Kloeckner & Co. SE	25,833	163,115
*	Koenig & Bauer AG	6,651	145,157
	Krones AG	4,409	267,873
	KSB SE & Co. KGaA	38	11,664
	KWS Saat SE & Co., KGaA	3,610	279,703
*	Lanxess AG	42,341	2,196,045
*	LEG Immobilien AG	12,468	1,738,494
*	Leifheit AG	2,484	79,067
#*	Leoni AG	15,962	131,084
	LPKF Laser & Electronics AG	3,068	79,418
#*	Manz AG	1,394	34,478
*	Medigene AG	1,703	10,314
	Merck KGaA	4,890	624,970
	METRO AG	100,184	914,017
	MLP SE	26,112	160,288
*	MTU Aero Engines AG	11,458	1,986,672
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,385	2,487,714
	Nemetschek SE	18,442	1,351,907
	New Work SE	1,082	356,166
	Nexus AG	1,365	68,037
*	Nordex SE	23,496	243,239
	Norma Group SE	23,642	657,610
*	OHB SE	3,082	146,952
	Patrizia AG	13,031	357,207
	Pfeiffer Vacuum Technology AG	2,351	471,568
#	PNE AG	35,221	208,425
*	Progress-Werk Oberkirch AG	1,010	19,916
*	ProSiebenSat.1 Media SE	57,703	598,938
	PSI Software AG	1,178	29,361
*	Puma SE	14,786	1,150,911
*	Puma SE	1,980	153,561
*	QIAGEN NV	11,521	571,219
	QSC AG	69,244	106,282
*	R Stahl AG	845	19,867
	Rational AG	859	510,207
	Rheinmetall AG	26,456	2,501,321
*	RTL Group SA	15,932	525,674
	RWE AG	45,299	1,707,517
*	SAF-Holland SE	26,601	179,912
*	Salzgitter AG	17,700	240,310
	SAP SE, Sponsored ADR	9,200	1,464,824
	SAP SE	20,248	3,196,215
*	Schaltbau Holding AG	2,053	64,504
	Schloss Wachenheim AG	321	5,444
	Scout24 AG	7,410	636,945

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Secunet Security Networks AG	423	$100,035
	Siemens AG	35,072	4,469,435
	Siltronic AG	14,161	1,291,906
*	Sixt SE	8,157	603,549
*	SMA Solar Technology AG	2,407	70,487
*	SMT Scharf AG	1,160	10,938
	Software AG	15,798	734,390
	Stabilus SA	6,680	336,236
	STRATEC SE	1,502	176,078
#	Stroeer SE & Co. KGaA	9,941	680,698
	Suedzucker AG	24,215	404,157
*	SUESS MicroTec SE	4,760	69,121
	Surteco Group SE	3,313	82,712
	Symrise AG	17,987	2,248,568
	TAG Immobilien AG	43,943	1,155,453
*	Takkt AG	16,965	208,929
*	Talanx AG	10,471	381,181
#*	Technotrans SE	2,947	51,519
*	Tele Columbus AG	1,021	4,212
	Telefonica Deutschland Holding AG	417,977	1,140,475
#*	Thyssenkrupp AG	31,780	247,023
	Traffic Systems SE	1,003	38,064
	Uniper SE	44,477	1,535,486
	United Internet AG	51,461	2,335,140
	VERBIO Vereinigte BioEnergie AG	11,970	148,963
#*	Volkswagen AG	6,667	1,038,000
	Vonovia SE	26,355	1,703,482
*	Vossloh AG	3,269	147,642
*	Wacker Chemie AG	8,826	800,744
#*	Wacker Neuson SE	14,206	252,133
*	Washtec AG	4,642	191,512
	Wuestenrot & Wuerttembergische AG	11,676	196,671
*	Zalando SE	6,195	447,218
TOTAL GERMANY			145,225,680
GREECE — (0.1%)
	Aegean Airlines SA	7,070	30,114
*	Alpha Bank AE	2,364	1,487
	Athens Water Supply & Sewage Co. SA	6,973	54,399
	Bank of Greece	4,897	75,597
*	Ellaktor SA	27,611	35,587
*	Eurobank Ergasias Services and Holdings SA, Class A	111,021	47,444
*	FF Group	3,954	4,192
*	Fourlis Holdings SA	8,683	39,929
*	GEK Terna Holding Real Estate Construction SA	10,261	70,134
	Hellenic Exchanges - Athens Stock Exchange SA	7,810	27,966
	Hellenic Petroleum SA	16,443	102,057
	Hellenic Telecommunications Organization SA	24,316	357,774
	Holding Co. ADMIE IPTO SA	18,711	49,299
	JUMBO SA	15,379	300,059
*	LAMDA Development SA	21,537	144,660
*	Marfin Investment Group Holdings SA	175,597	11,638
	Motor Oil Hellas Corinth Refineries SA	9,822	134,154
	Mytilineos SA	23,447	219,172
*	National Bank of Greece SA	37,403	49,610
	OPAP SA	20,420	184,982
*	Piraeus Bank SA	76,992	106,228
	Piraeus Port Authority SA	2,736	53,114
*	Public Power Corp. SA	13,423	62,391

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Sarantis SA	4,694	$46,798
	Terna Energy SA	9,557	125,432
	Titan Cement International SA	9,442	121,641
TOTAL GREECE			2,455,858
HONG KONG — (1.8%)
	AIA Group, Ltd.	636,600	5,740,183
	Allied Properties HK, Ltd.	668,000	164,701
	Anxin-China Holdings, Ltd.	816,000	0
#	Asia Financial Holdings, Ltd.	72,000	33,697
	ASM Pacific Technology, Ltd.	54,600	616,285
	Associated International Hotels, Ltd.	38,000	67,897
	Bank of East Asia, Ltd. (The)	286,480	652,456
	BOC Aviation, Ltd.	103,600	599,684
	BOC Hong Kong Holdings, Ltd.	431,000	1,201,652
	BOCOM International Holdings Co., Ltd.	265,000	34,565
	Bright Smart Securities & Commodities Group, Ltd.	362,000	89,799
*	Brightoil Petroleum Holdings, Ltd.	1,089,000	39,526
	Build King Holdings, Ltd.	300,000	27,908
*	Burwill Holdings, Ltd.	1,710,000	2,935
	Cafe de Coral Holdings, Ltd.	176,000	352,731
*	Camsing International Holding, Ltd.	34,000	954
#	Cathay Pacific Airways, Ltd.	332,000	224,166
	Century City International Holdings, Ltd.	596,000	32,305
	Cheuk Nang Holdings, Ltd.	24,205	11,232
	Chevalier International Holdings, Ltd.	34,349	42,927
*	China Baoli Technologies Holdings, Ltd.	177,500	405
*	China Boton Group Co., Ltd.	146,000	34,487
*	China Energy Development Holdings, Ltd.	3,368,000	65,607
	China New Higher Education Group, Ltd.	275,000	190,968
*	Chinlink International Holdings, Ltd.	130,000	9,905
	Chong Hing Bank, Ltd.	37,000	42,629
	Chow Sang Sang Holdings International, Ltd.	158,000	168,426
	Chow Tai Fook Jewellery Group, Ltd.	235,800	254,141
	Chuang's Consortium International, Ltd.	484,000	61,169
	CK Asset Holdings, Ltd.	315,760	1,753,311
	CK Hutchison Holdings, Ltd.	382,760	2,499,345
	CK Infrastructure Holdings, Ltd.	49,000	255,515
	CK Life Sciences Intl Holdings, Inc.	746,000	98,320
	CLP Holdings, Ltd.	99,500	940,842
	CNQC International Holdings, Ltd.	407,500	32,654
	Convenience Retail Asia, Ltd.	40,000	19,088
*	Cosmopolitan International Holdings, Ltd.	150,000	21,668
	CSI Properties, Ltd.	2,240,000	68,780
*	CW Group Holdings, Ltd.	210,000	1,173
	Dah Sing Banking Group, Ltd.	209,596	189,492
	Dah Sing Financial Holdings, Ltd.	56,700	156,688
*	Digital Domain Holdings, Ltd.	1,810,000	12,612
	Eagle Nice International Holdings, Ltd.	118,000	41,418
*	Emperor Capital Group, Ltd.	12,000	250
	Emperor International Holdings, Ltd.	603,333	95,025
*	Energy International Investments Holdings, Ltd.	400,000	3,716
	Fairwood Holdings, Ltd.	21,000	44,994
	Far East Consortium International, Ltd.	760,693	225,768
	Fiber Optic Center, Inc.	521,599	3,533
*	FIH Mobile, Ltd.	1,550,000	171,883
	First Pacific Co., Ltd.	1,032,400	215,543
*	First Shanghai Investments, Ltd.	1,168,000	58,096
	Fountain SET Holdings, Ltd.	858,000	99,621

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Fuguiniao Co., Ltd.	53,000	$4,975
	Galaxy Entertainment Group, Ltd.	223,000	1,520,802
	Get Nice Financial Group, Ltd.	80,525	7,065
	Get Nice Holdings, Ltd.	4,903,000	106,964
	Giordano International, Ltd.	678,000	99,841
*	Glory Sun Land Group, Ltd.	227,000	13,463
	Gold Peak Industries Holdings, Ltd.	262,000	19,599
*	Gold-Finance Holdings, Ltd.	62,000	108
*	Goodbaby International Holdings, Ltd.	433,000	72,091
	Great Eagle Holdings, Ltd.	36,000	81,497
*	Great Harvest Maeta Group Holdings, Ltd.	92,500	11,934
#	Guotai Junan International Holdings, Ltd.	1,580,000	224,581
	Haitong International Securities Group, Ltd.	1,004,724	271,325
	Hang Lung Group, Ltd.	266,000	643,720
	Hang Lung Properties, Ltd.	307,000	753,182
	Hang Seng Bank, Ltd.	111,500	1,754,401
	Hanison Construction Holdings, Ltd.	215,208	28,324
	Harbour Centre Development, Ltd.	21,000	21,077
	Henderson Land Development Co., Ltd.	177,486	664,247
	HK Electric Investments & HK Electric Investments, Ltd.	436,500	451,730
	HKBN, Ltd.	210,500	388,855
	HKR International, Ltd.	378,960	151,145
	HKT Trust & HKT, Ltd.	945,000	1,392,447
	Hon Kwok Land Investment Co., Ltd.	20,000	6,711
	Hong Kong & China Gas Co., Ltd.	273,634	392,071
	Hong Kong Exchanges & Clearing, Ltd.	95,290	4,537,056
#*	Hong Kong Finance Investment Holding Group, Ltd.	374,000	31,844
	Hongkong & Shanghai Hotels, Ltd. (The)	209,962	172,149
	Hosa International, Inc.	178,000	1,249
	Hsin Chong Group Holdings, Ltd.	876,000	7,415
	Hysan Development Co., Ltd.	100,000	276,267
*	I-CABLE Communications, Ltd.	752,776	6,017
	International Housewares Retail Co., Ltd.	153,000	43,636
	IPE Group, Ltd.	140,000	12,027
*	IRC, Ltd.	2,236,000	28,566
	IT, Ltd.	312,000	40,290
#	ITC Properties Group, Ltd.	186,285	20,892
	Jacobson Pharma Corp., Ltd.	140,000	20,257
	Johnson Electric Holdings, Ltd.	202,125	371,992
	Karce International Holdings Open	44,000	0
	Karrie International Holdings, Ltd.	232,000	33,257
	Kerry Logistics Network, Ltd.	245,250	401,992
	Kerry Properties, Ltd.	184,500	439,037
	Kingston Financial Group, Ltd.	1,205,000	110,535
	Kowloon Development Co., Ltd.	172,000	183,256
	Lai Sun Development Co., Ltd.	93,280	99,796
*	Landing International Development, Ltd.	568,800	17,852
	Lifestyle International Holdings, Ltd.	202,000	163,818
	Liu Chong Hing Investment, Ltd.	88,000	74,605
	L'Occitane International SA	255,000	428,902
*	Long Well International Holdings, Ltd.	856,000	2,441
	Luk Fook Holdings International, Ltd.	179,000	383,971
	Lung Kee Bermuda Holdings	68,000	18,428
*	Macau Legend Development, Ltd.	843,000	108,821
	Magnificent Hotel Investment, Ltd.	500,000	6,641
	Man Wah Holdings, Ltd.	885,600	1,005,839
	Master Glory Group, Ltd.	211,687	1,333
*	Meilleure Health International Industry Group, Ltd.	210,000	8,829
	Melco International Development, Ltd.	394,000	743,795

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Melco Resorts & Entertainment, Ltd., ADR	11,953	$196,746
	MGM China Holdings, Ltd.	191,200	238,269
	Microport Scientific Corp.	3,529	17,155
*	Midland Holdings, Ltd.	148,100	13,955
	Ming Fai International Holdings, Ltd.	107,000	9,112
	Miramar Hotel & Investment	54,000	86,689
	Modern Dental Group, Ltd.	41,000	6,992
#	MTR Corp., Ltd.	50,085	248,905
#	NagaCorp., Ltd.	666,000	711,902
	Nameson Holdings, Ltd.	764,000	35,490
	National Electronics Hldgs	30,800	4,132
	New World Development Co., Ltd.	208,602	1,018,556
*	NewOcean Energy Holdings, Ltd.	346,000	31,736
#	NOVA Group Holdings, Ltd.	370,000	6,915
#	NWS Holdings, Ltd.	342,508	265,492
	Pacific Andes International Holdings, Ltd.	1,128,607	3,990
	Pacific Basin Shipping, Ltd.	2,115,000	259,692
	Pacific Textiles Holdings, Ltd.	549,000	256,593
	Paliburg Holdings, Ltd.	156,000	36,812
#*	Paradise Entertainment, Ltd.	132,000	16,192
*	PC Partner Group, Ltd.	72,000	14,325
#	PCCW, Ltd.	1,961,511	1,105,808
	Perfect Shape Medical, Ltd.	180,000	69,563
#	Pico Far East Holdings, Ltd.	396,000	52,124
	Polytec Asset Holdings, Ltd.	2,130,200	198,111
	Power Assets Holdings, Ltd.	96,000	534,630
*	Prada SpA	128,000	494,116
	Public Financial Holdings, Ltd.	174,000	42,698
*	PYI Corp., Ltd.	3,002,000	27,101
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	680,000	7,539
	Real Gold Mining, Ltd.	19,000	645
	Regal Hotels International Holdings, Ltd.	188,000	69,161
	Regina Miracle International Holdings, Ltd.	104,000	29,920
	Sa Sa International Holdings, Ltd.	591,703	85,671
	Sands China, Ltd.	182,000	693,932
	SAS Dragon Holdings, Ltd.	216,000	65,771
	Shangri-La Asia, Ltd.	437,166	316,313
	Shenwan Hongyuan HK, Ltd.	302,500	41,384
#	Singamas Container Holdings, Ltd.	786,000	36,503
	Sino Land Co., Ltd.	423,994	513,748
	Sitoy Group Holdings, Ltd.	203,000	9,699
	SJM Holdings, Ltd.	695,301	784,551
	SmarTone Telecommunications Holdings, Ltd.	216,586	113,111
	Soundwill Holdings, Ltd.	40,500	35,558
*	South China Holdings Co., Ltd.	1,160,000	19,752
	Stella International Holdings, Ltd.	173,500	168,740
#*	Summit Ascent Holdings, Ltd.	268,000	16,629
	Sun Hung Kai & Co., Ltd.	264,529	102,136
	Sun Hung Kai Properties, Ltd.	106,588	1,296,301
	SUNeVision Holdings, Ltd.	195,000	145,762
	Swire Pacific, Ltd., Class A	64,500	317,608
	Swire Pacific, Ltd., Class B	140,000	123,996
#	Swire Properties, Ltd.	81,200	187,653
	Tai Sang Land Development, Ltd.	20,710	10,851
*	Talent Property Group, Ltd.	1,845,000	5,950
	Tao Heung Holdings, Ltd.	144,000	16,360
	Tech-Pro, Inc.	2,780,000	4,591
	Techtronic Industries Co., Ltd.	232,500	2,431,726
	Television Broadcasts, Ltd.	109,900	128,086

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Texwinca Holdings, Ltd.	336,000	$47,707
#*	TOM Group, Ltd.	162,000	28,757
#*	Town Health International Medical Group, Ltd.	320,000	5,326
	Tradelink Electronic Commerce, Ltd.	268,000	30,788
	Transport International Holdings, Ltd.	121,373	225,859
	Tsui Wah Holdings, Ltd.	280,000	10,116
	Union Medical Healthcare, Ltd.	35,000	18,523
	United Laboratories International Holdings, Ltd. (The)	332,500	310,335
	Untrade.Superb Summit	55,000	1,943
*	Up Energy Development Group, Ltd.	524,000	1,636
	Valuetronics Holdings, Ltd.	309,480	128,741
	Vantage International Holdings, Ltd.	164,000	17,383
	Vedan International Holdings, Ltd.	152,000	15,885
	Vitasoy International Holdings, Ltd.	260,000	988,410
	VPower Group International Holdings, Ltd.	37,000	14,761
#	VSTECS Holdings, Ltd.	349,600	205,499
	VTech Holdings, Ltd.	57,300	310,864
	Wai Kee Holdings, Ltd.	26,000	12,732
	WH Group, Ltd.	2,820,000	2,510,243
	Wharf Holdings, Ltd. (The)	440,000	747,526
	Wharf Real Estate Investment Co., Ltd.	209,000	739,203
	Wing On Co. International, Ltd.	32,000	72,681
	Wing Tai Properties, Ltd.	102,000	55,727
	Wynn Macau, Ltd.	159,200	279,208
*	Xingye Alloy Materials Group, Ltd.	89,000	12,181
	Xinyi Glass Holdings, Ltd.	968,000	1,420,201
	YGM Trading, Ltd.	20,000	5,675
	Yue Yuen Industrial Holdings, Ltd.	367,000	582,482
TOTAL HONG KONG			59,241,475
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	155,376	195,861
*	MOL Hungarian Oil & Gas P.L.C.	169,075	995,976
*	OTP Bank P.L.C.	22,504	806,023
	Richter Gedeon Nyrt	15,441	357,264
TOTAL HUNGARY			2,355,124
INDIA — (3.3%)
*	3M India, Ltd.	278	78,319
	Aarti Drugs, Ltd.	4,524	104,902
	Aarti Industries, Ltd.	19,458	257,111
*	Aarti Surfactants, Ltd.	973	3,200
	ABB India, Ltd.	1,905	22,805
*	ABB Powar Products & System India, Ltd.	381	4,564
	Abbott India, Ltd.	554	115,267
	ACC, Ltd.	11,833	225,440
	Adani Enterprises, Ltd.	72,180	170,557
	Adani Gas, Ltd.	72,180	147,034
*	Adani Green Energy, Ltd.	54,928	250,473
	Adani Ports & Special Economic Zone, Ltd.	153,179	643,350
*	Adani Power, Ltd.	452,504	213,634
*	Adani Transmissions, Ltd.	90,238	283,780
*	Aditya Birla Capital, Ltd.	140,688	102,174
*	Aditya Birla Fashion and Retail, Ltd.	73,294	121,378
	Advanced Enzyme Technologies, Ltd.	11,772	29,828
	Aegis Logistics, Ltd.	16,040	40,645
	Agro Tech Foods, Ltd.	923	7,209
	AIA Engineering, Ltd.	8,103	178,846

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ajanta Pharma, Ltd.	10,445	$228,376
	Akzo Nobel India, Ltd.	3,110	78,693
	Alembic Pharmaceuticals, Ltd.	27,389	360,023
	Alembic, Ltd.	29,520	31,234
	Allcargo Logistics, Ltd.	29,538	36,964
	Amara Raja Batteries, Ltd.	17,627	166,992
	Ambuja Cements, Ltd.	153,465	449,077
*	Amtek Auto, Ltd.	48,317	333
	Anant Raj, Ltd.	49,377	14,018
	Apar Industries, Ltd.	3,922	15,826
	APL Apollo Tubes, Ltd.	2,717	65,388
	Apollo Hospitals Enterprise, Ltd.	14,909	335,407
	Apollo Tyres, Ltd.	126,505	182,606
*	Arvind Fashions, Ltd.	20,518	33,613
	Arvind, Ltd.	61,020	23,300
	Asahi India Glass, Ltd.	5,732	13,291
	Ashok Leyland, Ltd.	520,217	337,853
*	Ashoka Buildcon, Ltd.	33,588	22,806
	Asian Paints, Ltd.	31,962	733,718
*	Aster DM Healthcare, Ltd.	8,999	15,816
	Astral Poly Technik, Ltd.	6,986	90,343
	AstraZeneca Pharma India, Ltd.	535	23,930
	Atul, Ltd.	3,454	232,358
	Aurobindo Pharma, Ltd.	141,654	1,662,438
	Automotive Axles, Ltd.	3,021	20,785
	Avanti Feeds, Ltd.	19,071	113,691
*	Avenue Supermarts, Ltd.	9,458	259,961
	Axis Bank, Ltd.	140,964	813,283
	Axis Bank, Ltd., GDR	734	21,176
	Bajaj Auto, Ltd.	11,579	463,721
*	Bajaj Consumer Care, Ltd.	17,199	40,419
	Bajaj Electricals, Ltd.	9,553	53,727
	Bajaj Finance, Ltd.	15,873	690,606
	Bajaj Finserv, Ltd.	3,686	305,450
*	Bajaj Hindusthan Sugar, Ltd.	152,226	11,384
	Bajaj Holdings & Investment, Ltd.	10,153	357,350
	Balaji Amines, Ltd.	3,847	29,128
	Balkrishna Industries, Ltd.	31,020	547,611
	Balmer Lawrie & Co., Ltd.	27,609	40,740
	Balrampur Chini Mills, Ltd.	66,636	111,894
	Bandhan Bank, Ltd.	24,998	114,703
*	Bank of Baroda	190,220	118,343
*	Bank of Maharashtra	233,066	37,910
	BASF India, Ltd.	2,175	38,923
	Bata India, Ltd.	13,096	221,673
	Bayer CropScience, Ltd.	177	13,120
	BEML, Ltd.	5,064	43,304
	Berger Paints India, Ltd.	74,368	521,983
	Bhansali Engineering Polymers, Ltd.	9,545	5,474
	Bharat Dyanamics, Ltd.	6,234	32,040
	Bharat Electronics, Ltd.	236,407	303,377
	Bharat Forge, Ltd.	79,600	404,926
	Bharat Heavy Electricals, Ltd.	329,306	158,958
	Bharat Petroleum Corp., Ltd.	65,079	359,242
	Bharat Rasayan, Ltd.	121	15,171
*	Bharti Airtel, Ltd.	266,145	1,972,095
	Bharti Infratel, Ltd.	121,593	311,420
*	Biocon, Ltd.	43,594	239,004
	Birla Corp., Ltd.	6,531	51,958

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Birlasoft, Ltd.	62,453	$99,542
	Bliss Gvs Pharma, Ltd.	17,529	25,115
*	Blue Dart Express, Ltd.	1,361	37,319
	Blue Star, Ltd.	8,389	54,352
	Bodal Chemicals, Ltd.	23,330	22,958
	Bombay Dyeing & Manufacturing Co., Ltd.	18,839	14,860
*	Borosil, Ltd.	6,650	13,156
	Bosch, Ltd.	779	136,377
	Brigade Enterprises, Ltd.	37,262	69,789
	Britannia Industries, Ltd.	8,390	429,037
	Cadila Healthcare, Ltd.	70,842	369,815
	Can Fin Homes, Ltd.	21,581	105,363
*	Canara Bank	121,438	165,016
	Capacit'e Infraprojects, Ltd.	11,743	14,728
	Caplin Point Laboratories, Ltd.	7,571	43,874
	Carborundum Universal, Ltd.	19,475	64,355
	Care Ratings, Ltd.	5,340	30,226
	Castrol India, Ltd.	41,833	63,582
	CCL Products India, Ltd.	31,949	100,044
	Ceat, Ltd.	9,652	111,854
	Central Depository Services India, Ltd.	10,440	48,793
	Century Plyboards India, Ltd.	29,747	50,950
	Century Textiles & Industries, Ltd.	14,491	59,460
	Cera Sanitaryware, Ltd.	2,798	83,688
	CESC, Ltd.	16,500	121,061
*	CG Power and Industrial Solutions, Ltd.	155,965	19,373
	Chambal Fertilizers & Chemicals, Ltd.	61,351	129,309
*	Chennai Petroleum Corp., Ltd.	11,326	12,098
	Chennai Super Kings Cricket, Ltd.	65,357	369
*	Cholamandalam Financial Holdings, Ltd.	27,506	121,589
	Cholamandalam Investment and Finance Co., Ltd.	94,554	255,483
	Cipla, Ltd.	55,878	537,852
	City Union Bank, Ltd.	73,189	118,256
	Coal India, Ltd.	99,687	172,426
	Cochin Shipyard, Ltd.	6,292	27,642
*	Coffee Day Enterprises, Ltd.	11,470	3,329
	Coforge, Ltd.	1,134	29,200
	Colgate-Palmolive India, Ltd.	15,789	299,903
	Container Corp. Of India, Ltd.	41,058	246,568
	Coromandel International, Ltd.	47,407	493,243
	CRISIL, Ltd.	5,279	119,758
	Crompton Greaves Consumer Electricals, Ltd.	122,605	402,637
	Cummins India, Ltd.	6,720	35,946
	Cyient, Ltd.	9,584	42,287
	Dabur India, Ltd.	59,064	404,129
*	Dalmia Bharat, Ltd.	22,775	231,345
	DB Corp., Ltd.	23,005	22,327
*	DCB Bank, Ltd.	85,478	88,686
	DCM Shriram, Ltd.	19,899	90,373
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	13,545	29,006
	Deepak Nitrite, Ltd.	8,967	77,532
	Delta Corp., Ltd.	30,239	34,608
	Dhampur Sugar Mills, Ltd.	12,251	20,644
	Dhanuka Agritech, Ltd.	4,995	52,865
	Dilip Buildcon, Ltd.	14,499	54,030
*	Dish TV India, Ltd.	195,798	18,731
	Dishman Carbogen Amcis, Ltd.	31,108	81,578
	Divi's Laboratories, Ltd.	19,636	686,280
	Dixon Technologies India, Ltd.	1,078	110,357

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DLF, Ltd.	84,547	$158,821
	Dr Lal PathLabs, Ltd.	4,296	107,844
	Dr Reddy's Laboratories, Ltd., ADR	27,680	1,682,944
	Dredging Corp. of India, Ltd.	1,860	6,426
	eClerx Services, Ltd.	8,860	56,910
	Edelweiss Financial Services, Ltd.	12,971	13,193
	Eicher Motors, Ltd.	2,071	569,820
*	EID Parry India, Ltd.	27,218	105,947
	EIH, Ltd.	33,148	28,518
	Elgi Equipments, Ltd.	6,798	14,420
	Emami, Ltd.	13,274	42,524
	Endurance Technologies, Ltd.	2,826	33,938
	Engineers India, Ltd.	51,875	44,596
	Eris Lifesciences, Ltd.	3,487	22,895
	Escorts, Ltd.	23,174	349,632
	Essel Propack, Ltd.	9,232	28,901
	Excel Industries, Ltd.	1,374	13,641
	Exide Industries, Ltd.	92,725	192,375
	FDC, Ltd.	14,340	57,406
*	Federal Bank, Ltd.	621,842	446,427
	Finolex Cables, Ltd.	18,226	65,900
	Finolex Industries, Ltd.	16,888	104,193
	Firstsource Solutions, Ltd.	78,398	51,102
*	Fortis Healthcare, Ltd.	144,946	267,821
*	Future Enterprises, Ltd.	81,448	17,693
	Future Lifestyle Fashions, Ltd.	3,745	5,710
	Gabriel India, Ltd.	24,904	28,336
	GAIL India, Ltd.	277,798	359,551
	Garware Technical Fibres, Ltd.	2,671	59,715
	Gateway Distriparks, Ltd.	28,152	30,866
	Gati, Ltd.	6,649	3,803
	GE T&D India, Ltd.	5,381	5,975
	General Insurance Corp. of India	9,403	18,005
*	GFL, Ltd.	13,383	14,429
	GHCL, Ltd.	12,471	23,041
	Gillette India, Ltd.	1,132	75,951
	GlaxoSmithKline Pharmaceuticals, Ltd.	3,559	68,377
	Glenmark Pharmaceuticals, Ltd.	42,344	255,103
	Godfrey Phillips India, Ltd.	3,450	42,173
	Godrej Consumer Products, Ltd.	28,693	265,435
	Godrej Industries, Ltd.	12,779	60,393
*	Godrej Properties, Ltd.	3,806	47,422
	Granules India, Ltd.	70,007	255,871
	Graphite India, Ltd.	6,521	14,382
	Grasim Industries, Ltd.	49,807	420,425
	Great Eastern Shipping Co., Ltd. (The)	24,793	74,963
*	Greaves Cotton, Ltd.	38,261	41,529
*	Greenpanel Industries, Ltd.	23,606	12,001
	Greenply Industries, Ltd.	23,606	26,983
	Grindwell Norton, Ltd.	10,398	66,791
	Gujarat Alkalies & Chemicals, Ltd.	9,984	42,253
	Gujarat Ambuja Exports, Ltd.	17,723	39,526
*	Gujarat Fluorochemicals, Ltd.	13,383	73,066
	Gujarat Gas, Ltd.	45,979	179,296
	Gujarat Mineral Development Corp., Ltd.	40,207	22,134
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	20,095	44,004
	Gujarat Pipavav Port, Ltd.	94,018	93,767
	Gujarat State Fertilizers & Chemicals, Ltd.	40,083	31,906
	Gujarat State Petronet, Ltd.	78,663	214,174

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gulf Oil Lubricants India, Ltd.	3,366	$25,781
	Hatsun Agro Products, Ltd.	4,755	41,928
	Havells India, Ltd.	35,725	278,191
	HCL Technologies, Ltd.	186,334	1,753,860
	HDFC Bank Ltd.	115,782	1,600,014
*	HDFC Bank, Ltd., ADR	4,000	187,000
*	HDFC Life Insurance Co., Ltd.	33,591	281,429
*	HealthCare Global Enterprises, Ltd.	498	841
	HEG, Ltd.	1,450	14,135
	HeidelbergCement India, Ltd.	32,536	80,699
*	Hemisphere Properties India, Ltd.	14,629	6,116
	Heritage Foods, Ltd.	4,050	16,878
	Hero MotoCorp, Ltd.	23,994	852,649
	Hester Biosciences, Ltd.	451	7,943
	Hexaware Technologies, Ltd.	47,982	245,132
	HFCL, Ltd.	296,593	49,170
	Hikal, Ltd.	21,706	45,013
	HIL, Ltd.	758	12,572
	Himadri Speciality Chemical, Ltd.	39,781	22,763
	Hindalco Industries, Ltd.	319,405	702,387
	Hinduja Global Solutions, Ltd.	1,337	14,358
*	Hindustan Oil Exploration Co., Ltd.	7,575	6,527
	Hindustan Petroleum Corp., Ltd.	110,736	318,084
	Hindustan Unilever, Ltd.	42,908	1,265,812
	Honeywell Automation India, Ltd.	588	211,782
	Housing Development Finance Corp., Ltd.	63,222	1,507,414
*	ICICI Bank, Ltd., Sponsored ADR	106,148	996,730
	ICICI Lombard General Insurance Co., Ltd.	4,564	79,102
	ICICI Prudential Life Insurance Co., Ltd.	15,424	93,094
*	IDFC First Bank, Ltd.	825,965	293,536
	IDFC, Ltd.	368,247	93,922
*	IFB Industries, Ltd.	2,668	13,250
*	IFCI, Ltd.	304,825	25,185
	IIFL Finance, Ltd.	67,491	60,704
	IIFL Securities, Ltd.	67,491	34,818
	IIFL Wealth Management, Ltd.	9,642	141,268
	India Cements, Ltd. (The)	82,812	123,699
	India Glycols, Ltd.	2,704	9,714
	Indiabulls Housing Finance, Ltd.	112,851	284,657
*	Indiabulls Real Estate, Ltd.	85,305	58,167
	Indiabulls Ventures, Ltd.	19,321	29,612
	Indiabulls Ventures, Ltd.	1,946	949
*	Indian Bank	58,840	45,800
	Indian Hotels Co., Ltd. (The)	65,077	66,246
	Indian Hume Pipe Co., Ltd. (The)	7,493	16,578
	Indian Oil Corp., Ltd.	166,154	196,435
*	Indian Overseas Bank	301,966	41,653
	Indo Count Industries, Ltd.	24,075	20,865
	Indoco Remedies, Ltd.	4,041	12,274
*	Indraprastha Gas, Ltd.	51,880	280,100
	IndusInd Bank, Ltd.	12,866	89,706
	Infibeam Avenues, Ltd.	76,781	78,231
	Info Edge India, Ltd.	1,355	57,739
	Infosys, Ltd., Sponsored ADR	22,480	288,868
	Infosys, Ltd.	384,314	4,950,515
	Inox Leisure, Ltd.	24,804	76,587
*	Intellect Design Arena, Ltd.	15,315	32,306
	InterGlobe Aviation, Ltd.	7,474	97,374
	Ipca Laboratories, Ltd.	9,259	233,298

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IRB Infrastructure Developers, Ltd.	48,779	$78,608
	ITC, Ltd.	316,199	819,547
	ITD Cementation India, Ltd.	13,955	8,442
*	ITI, Ltd.	11,131	19,049
	J Kumar Infraprojects, Ltd.	13,503	17,203
	Jagran Prakashan, Ltd.	33,725	17,179
	Jai Corp., Ltd.	9,299	10,780
*	Jammu & Kashmir Bank, Ltd. (The)	112,876	23,934
	Jamna Auto Industries, Ltd.	34,285	13,026
	JB Chemicals & Pharmaceuticals, Ltd.	11,812	115,797
	Jindal Saw, Ltd.	62,028	45,754
*	Jindal Stainless Hisar, Ltd.	23,161	22,152
*	Jindal Stainless, Ltd.	55,678	26,358
*	Jindal Steel & Power, Ltd.	200,361	498,411
	JK Cement, Ltd.	10,057	201,243
	JK Lakshmi Cement, Ltd.	13,770	54,792
	JK Paper, Ltd.	31,079	39,119
	JK Tyre & Industries, Ltd.	29,960	26,137
	JM Financial, Ltd.	125,477	124,364
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,603	44,212
	JSW Energy, Ltd.	171,454	105,150
	JSW Steel, Ltd.	397,413	1,174,257
	JTEKT India, Ltd.	9,992	8,197
	Jubilant Foodworks, Ltd.	20,379	470,571
	Jubilant Life Sciences, Ltd.	50,358	534,850
*	Just Dial, Ltd.	16,908	83,109
	Jyothy Labs, Ltd.	17,934	29,365
	Kajaria Ceramics, Ltd.	31,187	168,788
	Kalpataru Power Transmission, Ltd.	24,528	75,359
	Kansai Nerolac Paints, Ltd.	14,749	85,567
	Karnataka Bank, Ltd. (The)	81,907	45,843
	Karur Vysya Bank, Ltd. (The)	166,660	76,468
	Kaveri Seed Co., Ltd.	8,699	70,058
	KEC International, Ltd.	38,887	141,818
	KEI Industries, Ltd.	24,931	116,680
	Kiri Industries, Ltd.	4,301	28,197
	KNR Constructions, Ltd.	15,249	43,109
	Kolte-Patil Developers, Ltd.	11,211	20,609
	Kotak Mahindra Bank, Ltd.	21,270	387,474
*	KPIT Technologies, Ltd.	55,541	48,188
	KPR Mill, Ltd.	7,566	42,547
	KRBL, Ltd.	28,061	101,289
	KSB, Ltd.	1,172	7,919
	L&T Finance Holdings, Ltd.	241,351	193,100
	Lakshmi Machine Works, Ltd.	669	26,910
	Larsen & Toubro Infotech, Ltd.	6,257	201,418
	Larsen & Toubro, Ltd.	45,279	552,698
	Laurus Labs, Ltd.	8,990	113,220
	LIC Housing Finance, Ltd.	159,000	558,153
*	Linde India, Ltd.	5,728	47,961
	LT Foods, Ltd.	41,893	29,059
	Lupin, Ltd.	58,881	726,493
	LUX Industries, Ltd.	1,750	26,417
	Magma Fincorp, Ltd.	32,944	11,310
	Mahanagar Gas, Ltd.	11,558	150,150
	Maharashtra Seamless, Ltd.	9,763	25,692
*	Mahindra & Mahindra Financial Services, Ltd.	125,905	219,055
	Mahindra & Mahindra, Ltd., GDR	2,523	20,129
	Mahindra & Mahindra, Ltd.	192,967	1,570,612

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Mahindra CIE Automotive, Ltd.	24,191	$35,130
*	Mahindra Holidays & Resorts India, Ltd.	17,870	37,910
	Mahindra Lifespace Developers, Ltd.	10,029	28,375
	Maithan Alloys, Ltd.	1,320	7,524
	Majesco, Ltd.	3,324	26,511
	Manappuram Finance, Ltd.	252,165	536,086
*	Mangalore Refinery & Petrochemicals, Ltd.	63,805	30,990
	Marico, Ltd.	93,949	456,332
	Marksans Pharma, Ltd.	95,755	50,826
	Maruti Suzuki India, Ltd.	9,246	772,441
	MAS Financial Services, Ltd.	2,665	22,775
	Mastek, Ltd.	1,872	14,270
*	Max Financial Services, Ltd.	30,955	230,455
*	Max India, Ltd.	26,905	24,707
	Mayur Uniquoters, Ltd.	5,050	14,925
	Meghmani Organics, Ltd.	40,612	32,335
	Minda Industries, Ltd.	34,659	130,924
	Mindtree, Ltd.	8,989	130,254
	MOIL, Ltd.	27,433	52,068
*	Morepen Laboratories, Ltd.	39,894	12,237
	Motherson Sumi Systems, Ltd.	350,257	445,838
	Motilal Oswal Financial Services, Ltd.	11,769	106,490
	Mphasis, Ltd.	29,265	449,204
	MRF, Ltd.	552	450,836
	Muthoot Finance, Ltd.	60,208	1,021,795
	Narayana Hrudayalaya, Ltd.	10,746	41,906
	Natco Pharma, Ltd.	32,094	338,428
	National Aluminium Co., Ltd.	202,726	88,961
	Nava Bharat Ventures, Ltd.	45,002	27,710
	Navin Fluorine International, Ltd.	2,003	47,344
	Navneet Education, Ltd.	29,594	28,980
	NBCC India, Ltd.	83,860	26,051
	NCC, Ltd.	170,305	65,976
	NESCO, Ltd.	10,419	60,809
	Nestle India, Ltd.	3,163	697,250
	NHPC, Ltd.	340,938	92,202
	NIIT, Ltd.	24,487	31,645
	Nilkamal, Ltd.	2,477	40,784
	NLC India, Ltd.	77,823	49,582
	NOCIL, Ltd.	25,360	35,693
	NRB Bearings, Ltd.	20,064	20,941
	NTPC, Ltd.	185,685	215,516
	Oberoi Realty, Ltd.	25,692	118,989
	Oil & Natural Gas Corp., Ltd.	131,900	138,184
	Oil India, Ltd.	38,413	49,367
	Omaxe, Ltd.	17,826	19,970
	Oracle Financial Services Software, Ltd.	3,866	151,464
	Orient Cement, Ltd.	19,771	16,950
	Orient Refractories, Ltd.	7,743	17,675
	Page Industries, Ltd.	731	193,326
	Paisalo Digital, Ltd.	5,702	24,541
	Parag Milk Foods, Ltd.	16,313	18,393
*	PC Jeweller, Ltd.	81,097	16,187
	Persistent Systems, Ltd.	18,361	225,660
	Petronet LNG, Ltd.	314,233	1,038,900
	Pfizer, Ltd.	2,484	141,868
	Phillips Carbon Black, Ltd.	27,109	34,738
	Phoenix Mills, Ltd. (The)	14,048	115,606
	PI Industries, Ltd.	29,390	693,612

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Pidilite Industries, Ltd.	14,480	$263,060
	Piramal Enterprises, Ltd.	32,025	631,133
*	PNB Housing Finance, Ltd.	6,460	18,215
	PNC Infratech, Ltd.	21,068	37,562
	Polyplex Corp., Ltd.	5,376	42,146
	Power Finance Corp., Ltd.	278,383	301,519
	Power Grid Corp. of India, Ltd.	147,809	352,153
	Praj Industries, Ltd.	38,085	30,361
	Prakash Industries, Ltd.	18,220	8,001
	Prestige Estates Projects, Ltd.	54,482	141,981
	Prism Johnson, Ltd.	20,426	12,102
*	Procter & Gamble Health, Ltd.	2,147	119,542
	Procter & Gamble Hygiene & Health Care, Ltd.	1,532	211,040
	PSP Projects, Ltd.	3,321	17,741
	PTC India Financial Services, Ltd.	21,188	4,970
	PTC India, Ltd.	75,922	52,701
*	Punjab National Bank	436,946	186,579
	PVR, Ltd.	13,124	190,423
	PVR, Ltd.	977	14,163
*	Quess Corp., Ltd.	13,566	66,310
	Radico Khaitan, Ltd.	21,396	105,509
	Rain Industries Ltd.	51,180	62,854
	Rajesh Exports, Ltd.	29,992	182,993
	Rallis India, Ltd.	21,200	82,334
	Ramco Cements, Ltd. (The)	25,138	232,313
	Rashtriya Chemicals & Fertilizers, Ltd.	21,284	13,245
	Ratnamani Metals & Tubes, Ltd.	2,225	31,385
*	Raymond, Ltd.	14,947	47,814
	RBL Bank, Ltd.	39,898	90,147
	REC, Ltd.	452,865	606,908
	Redington India, Ltd.	115,863	140,322
	Relaxo Footwears, Ltd.	15,272	122,881
	Reliance Industries, Ltd., GDR	36,160	1,980,804
	Reliance Industries, Ltd.	248,811	6,890,666
*	Reliance Power, Ltd.	225,835	9,949
*	Religare Enterprises, Ltd.	14,018	6,818
	Repco Home Finance, Ltd.	20,245	39,030
	Sadbhav Engineering, Ltd.	50,476	28,805
	Sanofi India, Ltd.	2,471	256,930
*	SBI Life Insurance Co., Ltd.	5,454	66,360
	Schaeffler India, Ltd.	1,115	53,126
	Security & Intelligence Services India, Ltd.	3,602	17,388
	Sequent Scientific, Ltd.	31,610	51,688
	SH Kelkar & Co., Ltd.	2,220	2,119
	Sharda Cropchem, Ltd.	9,288	36,072
*	Sheela Foam, Ltd.	649	12,209
	Shilpa Medicare, Ltd.	8,141	60,815
*	Shipping Corp. of India, Ltd.	48,621	34,968
	Shoppers Stop, Ltd.	3,960	8,364
	Shree Cement, Ltd.	1,212	350,594
	Shriram City Union Finance, Ltd.	4,747	41,641
	Shriram Transport Finance Co., Ltd.	72,449	668,346
	Shriram Transport Finance Co., Ltd.	8,359	77,375
	Siemens, Ltd.	1,769	27,451
	SKF India, Ltd.	3,394	66,674
	SML ISUZU, Ltd.	2,162	11,470
	Sobha, Ltd.	22,239	65,149
	Solar Industries India, Ltd.	5,278	70,191
	Solara Active Pharma Sciences, Ltd.	2,772	28,431

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Somany Home Innovation, Ltd.	13,542	$12,976
	Sonata Software, Ltd.	22,141	78,329
	South Indian Bank, Ltd. (The)	413,283	38,279
	SRF, Ltd.	8,369	422,878
	Srikalahasthi Pipes, Ltd.	2,107	5,109
*	State Bank of India	125,690	319,885
	Steel Authority of India, Ltd.	226,358	103,499
	Sterlite Technologies, Ltd.	45,756	74,546
	Strides Pharma Science, Ltd.	23,701	138,179
	Subros, Ltd.	10,510	25,183
	Sudarshan Chemical Industries	7,007	38,356
	Sun Pharmaceutical Industries, Ltd.	40,316	289,655
	Sun TV Network, Ltd.	39,645	204,900
	Sundaram Finance, Ltd.	1,856	31,505
	Sundaram-Clayton, Ltd.	625	12,992
	Sundram Fasteners, Ltd.	24,211	134,634
	Sunteck Realty, Ltd.	20,427	50,454
	Suprajit Engineering, Ltd.	18,045	36,683
	Supreme Industries, Ltd.	21,778	375,127
	Supreme Petrochem, Ltd.	17,029	41,136
	Surya Roshni, Ltd.	10,195	15,507
*	Suven Pharmaceuticals, Ltd.	25,013	209,051
*	Suzlon Energy, Ltd.	648,648	37,738
	Swaraj Engines, Ltd.	1,454	26,258
	Symphony, Ltd.	4,435	50,084
	Syngene International, Ltd.	14,924	97,069
	TAKE Solutions, Ltd.	21,777	12,375
	Tata Chemicals, Ltd.	43,095	176,761
	Tata Communications, Ltd.	14,629	148,698
	Tata Consultancy Services, Ltd.	67,309	2,052,989
	Tata Consumer Products, Ltd.	201,759	1,152,391
	Tata Elxsi, Ltd.	9,456	118,851
	Tata Metaliks, Ltd.	5,278	34,590
*	Tata Motors, Ltd.	734,863	1,022,379
	Tata Power Co., Ltd. (The)	213,953	139,332
*	Tata Sponge Iron, Ltd.	5,359	18,622
	Tata Steel, Ltd.	139,217	687,928
	TCI Express, Ltd.	4,916	46,236
	Tech Mahindra, Ltd.	170,682	1,549,540
*	Techno Electric & Engineering Co., Ltd.	13,851	33,116
	Thermax, Ltd.	3,658	36,422
	Thomas Cook India, Ltd.	22,854	8,917
	Thyrocare Technologies, Ltd.	5,937	55,700
	Tide Water Oil Co India, Ltd.	261	14,803
	Time Technoplast, Ltd.	12,919	6,327
	Timken India, Ltd.	5,879	76,070
	Tinplate Co. of India, Ltd. (The)	13,266	23,178
	Titan Co., Ltd.	46,986	656,766
	Torrent Pharmaceuticals, Ltd.	11,562	411,435
	Torrent Power, Ltd.	36,474	159,111
	Transport Corp. of India, Ltd.	11,637	26,675
	Trent, Ltd.	6,550	48,718
	Trident, Ltd.	504,510	45,120
	Triveni Engineering & Industries, Ltd.	35,654	25,830
	Triveni Turbine, Ltd.	34,210	28,575
	TTK Prestige, Ltd.	901	70,862
	Tube Investments of India, Ltd.	34,439	235,678
	TV Today Network, Ltd.	9,445	25,715
*	TV18 Broadcast, Ltd.	190,935	85,234

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	TVS Srichakra, Ltd.	1,157	$22,043
*	UCO Bank	227,991	42,544
	Uflex, Ltd.	15,054	53,259
	UltraTech Cement, Ltd.	7,737	426,335
*	Union Bank of India	266,697	103,278
	United Breweries, Ltd.	13,174	168,184
*	United Spirits, Ltd.	60,316	468,161
*	UPL, Ltd.	245,772	1,567,233
*	Usha Martin, Ltd.	24,809	6,150
*	VA Tech Wabag, Ltd.	11,864	18,054
	Vaibhav Global, Ltd.	2,986	53,219
	Vakrangee, Ltd.	74,772	28,062
	Vardhman Textiles, Ltd.	7,337	65,345
	Varun Beverages, Ltd.	6,266	59,267
	Vedanta, Ltd.	499,656	762,139
	Vedanta, Ltd., ADR	28,241	170,013
	Venky's India, Ltd.	2,499	34,791
*	Vesuvius India, Ltd.	1,061	12,278
	V-Guard Industries, Ltd.	24,622	53,513
	Vinati Organics, Ltd.	11,500	150,202
	Vindhya Telelinks, Ltd.	1,145	9,962
	VIP Industries, Ltd.	12,578	45,244
	V-Mart Retail, Ltd.	800	19,225
*	Vodafone Idea, Ltd.	2,518,391	281,692
	VRL Logistics, Ltd.	11,268	22,099
	VST Industries, Ltd.	1,793	78,066
	WABCO India, Ltd.	749	69,456
	Welspun Corp., Ltd.	36,901	43,264
	Welspun Enterprises, Ltd.	15,445	11,562
	Welspun India, Ltd.	156,632	81,997
	West Coast Paper Mills, Ltd.	12,018	27,609
	Whirlpool of India, Ltd.	4,838	134,458
	Wipro, Ltd.	158,016	590,641
*	Wockhardt, Ltd.	13,260	48,965
	Yes Bank, Ltd.	494,114	79,571
	Zee Entertainment Enterprises, Ltd.	220,914	408,343
	Zensar Technologies, Ltd.	25,706	55,045
TOTAL INDIA			104,727,652
INDONESIA — (0.5%)
*	Ace Hardware Indonesia Tbk PT	1,935,200	231,896
	Adaro Energy Tbk PT	9,821,400	734,621
	Adhi Karya Persero Tbk PT	1,072,687	44,243
*	Agung Podomoro Land Tbk PT	2,441,400	19,654
	AKR Corporindo Tbk PT	640,000	126,729
*	Alam Sutera Realty Tbk PT	6,082,600	51,346
	Aneka Tambang Tbk	3,157,420	158,291
*	Armidian Karyatama Tbk PT	230,900	296
	Arwana Citramulia Tbk PT	232,600	6,712
	Asahimas Flat Glass Tbk PT	86,500	16,076
	Astra Agro Lestari Tbk PT	197,889	131,978
	Astra International Tbk PT	1,243,900	438,181
	Astra Otoparts Tbk PT	118,200	7,052
*	Astrindo Nusantara Infrastructure Tbk PT	3,406,400	11,666
*	Asuransi Kresna Mitra Tbk PT	245,400	19,666
*	Bank Bukopin Tbk	2,664,000	32,620
	Bank Central Asia Tbk PT	388,600	832,370
	Bank Danamon Indonesia Tbk PT	627,263	118,066
	Bank Mandiri Persero Tbk PT	1,187,218	471,859

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Negara Indonesia Persero Tbk PT	1,466,520	$463,634
*	Bank Pan Indonesia Tbk PT	1,316,000	72,751
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,163,400	74,596
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,666,800	62,754
*	Bank Permata Tbk PT	1,447,325	126,062
	Bank Rakyat Indonesia Persero Tbk PT	6,638,000	1,441,874
	Bank Tabungan Negara Persero Tbk PT	1,267,041	110,553
*	Barito Pacific Tbk PT	13,954,000	913,003
	Bayan Resources Tbk PT	16,000	14,549
*	Bekasi Fajar Industrial Estate Tbk PT	2,056,600	17,434
	BISI International Tbk PT	468,500	26,939
	Blue Bird Tbk PT	54,200	4,141
*	Buana Lintas Lautan Tbk PT	2,625,600	58,201
	Bukit Asam Tbk PT	1,560,500	218,219
*	Bumi Serpong Damai Tbk PT	2,092,800	99,385
*	Bumi Teknokultura Unggul Tbk PT	2,300,800	7,872
	Charoen Pokphand Indonesia Tbk PT	1,011,100	431,753
	Ciputra Development Tbk PT	5,847,371	263,278
*	Citra Marga Nusaphala Persada Tbk PT	517,167	35,192
*	City Retail Developments Tbk PT	911,900	9,217
*	Delta Dunia Makmur Tbk PT	4,476,500	79,777
*	Eagle High Plantations Tbk PT	4,587,600	37,592
	Elnusa Tbk PT	1,952,600	30,473
*	Erajaya Swasembada Tbk PT	626,100	63,023
*	Gajah Tunggal Tbk PT	1,049,800	38,908
*	Garuda Indonesia Persero Tbk PT	1,784,500	29,771
*	Global Mediacom Tbk PT	3,675,000	53,775
	Gudang Garam Tbk PT	144,300	494,768
*	Hanson International Tbk PT	19,060,700	48,957
	Indah Kiat Pulp & Paper Corp. Tbk PT	980,300	526,017
	Indika Energy Tbk PT	1,022,000	68,870
	Indo Tambangraya Megah Tbk PT	183,800	100,032
*	Indocement Tunggal Prakarsa Tbk PT	66,000	56,042
	Indofood CBP Sukses Makmur Tbk PT	279,300	176,018
	Indofood Sukses Makmur Tbk PT	1,536,200	680,863
	Indo-Rama Synthetics Tbk PT	40,300	6,622
*	Indosat Tbk PT	272,050	42,968
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,286,700	114,748
*	Inovisi Infracom Tbk PT	7,778	0
*	Integra Indocabinet Tbk PT	188,300	4,886
*	Inti Agri Resources Tbk PT	473,600	1,216
*	Intikeramik Alamasri Industri Tbk PT	1,513,300	5,182
*	Intiland Development Tbk PT	3,125,700	38,182
	Japfa Comfeed Indonesia Tbk PT	2,168,300	158,253
	Jasa Marga Persero Tbk PT	367,226	99,072
	Jaya Real Property Tbk PT	932,000	26,350
	Kalbe Farma Tbk PT	3,102,300	333,723
	Kapuas Prima Coal Tbk PT	1,985,300	19,878
*	Kawasan Industri Jababeka Tbk PT	5,953,389	64,485
	KMI Wire & Cable Tbk PT	964,700	25,161
*	Krakatau Steel Persero Tbk PT	2,016,837	52,599
*	Kresna Graha Investama Tbk PT	4,311,200	31,839
	Link Net Tbk PT	368,200	47,786
*	Lippo Cikarang Tbk PT	848,155	47,559
*	Lippo Karawaci Tbk PT	18,632,395	175,847
	Malindo Feedmill Tbk PT	473,600	19,918
*	Matahari Department Store Tbk PT	951,700	84,835
	Mayora Indah Tbk PT	2,753,725	444,182
*	Medco Energi Internasional Tbk PT	3,664,667	117,380

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Media Nusantara Citra Tbk PT	2,591,200	$145,729
	Metrodata Electronics Tbk PT	295,300	29,155
*	Mitra Adiperkasa Tbk PT	4,108,300	192,018
	Mitra Keluarga Karyasehat Tbk PT	420,900	69,176
*	MNC Investama Tbk PT	9,936,200	34,028
*	MNC Land Tbk PT	3,810,100	27,962
*	Modernland Realty Tbk PT	3,884,300	13,786
	Nippon Indosari Corpindo Tbk PT	323,700	27,389
	Pabrik Kertas Tjiwi Kimia Tbk PT	189,500	87,967
*	Pacific Strategic Financial Tbk PT	553,200	31,617
	Pakuwon Jati Tbk PT	4,335,300	126,283
	Pan Brothers Tbk PT	1,291,500	22,062
*	Panin Financial Tbk PT	8,949,500	113,614
*	Paninvest Tbk PT	148,100	7,419
*	Pelayaran Tamarin Samudra Tbk PT	537,000	2,018
	Perusahaan Gas Negara Tbk PT	1,640,000	142,564
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,560,700	106,282
*	Pool Advista Indonesia Tbk PT	91,300	313
	PP Persero Tbk PT	1,508,154	101,096
	Puradelta Lestari Tbk PT	2,214,800	33,479
	Ramayana Lestari Sentosa Tbk PT	1,111,824	42,933
*	Rimo International Lestari Tbk PT	3,756,500	9,649
*	Salim Ivomas Pratama Tbk PT	1,950,400	42,967
*	Sariguna Primatirta Tbk PT	541,800	19,135
	Sawit Sumbermas Sarana Tbk PT	1,534,600	86,163
*	Sekawan Intipratama Tbk PT	1,471,800	0
	Selamat Sempurna Tbk PT	576,100	50,622
*	Semen Baturaja Persero Tbk PT	772,600	26,068
	Semen Indonesia Persero Tbk PT	433,400	274,776
*	Sentul City Tbk PT	10,397,200	35,613
*	Siloam International Hospitals Tbk PT	132,431	42,764
*	Sitara Propertindo Tbk PT	358,500	1,866
*	Smartfren Telecom Tbk PT	953,400	9,342
	Sri Rejeki Isman Tbk PT	4,830,100	65,171
	Summarecon Agung Tbk PT	3,716,100	153,502
	Surya Citra Media Tbk PT	1,579,700	139,280
*	Surya Esa Perkasa Tbk PT	1,124,200	11,909
	Surya Semesta Internusa Tbk PT	1,861,600	48,113
	Telekomunikasi Indonesia Persero Tbk PT	915,700	190,997
	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	12,307	252,417
	Tempo Scan Pacific Tbk PT	206,900	19,615
*	Tiga Pilar Sejahtera Food Tbk	839,100	1,810
*	Timah Tbk PT	1,442,756	75,493
	Tiphone Mobile Indonesia Tbk PT	784,500	6,502
	Tower Bersama Infrastructure Tbk PT	2,483,000	214,424
*	Trada Alam Minera Tbk PT	5,604,000	14,394
*	Truba Alam Manuggal Engineering PT	2,841,000	0
	Tunas Baru Lampung Tbk PT	1,270,400	63,747
	Tunas Ridean Tbk PT	537,500	51,344
	Unilever Indonesia Tbk PT	350,500	202,030
	United Tractors Tbk PT	593,024	869,086
*	Vale Indonesia Tbk PT	716,600	168,899
*	Visi Media Asia Tbk PT	4,205,000	14,413
	Waskita Beton Precast Tbk PT	5,424,200	73,933
	Waskita Karya Persero Tbk PT	2,279,563	98,073
	Wijaya Karya Bangunan Gedung Tbk PT	497,000	6,634
	Wijaya Karya Beton Tbk PT	1,962,100	36,927
	Wijaya Karya Persero Tbk PT	1,429,459	116,870

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XL Axiata Tbk PT	1,722,100	$295,874
TOTAL INDONESIA			17,499,598
IRELAND — (0.6%)
*	AIB Group P.L.C.	151,416	189,894
*	Bank of Ireland Group P.L.C.	292,457	607,605
	C&C Group P.L.C.	81,512	246,405
	Cairn Homes P.L.C	50,826	50,863
	CRH P.L.C.	1,971	71,761
	CRH P.L.C., Sponsored ADR	186,326	6,780,403
*	Datalex P.L.C.	10,864	3,199
*	FBD Holdings P.L.C.	7,366	57,680
*	Flutter Entertainment P.L.C.	19,406	2,940,280
*	Flutter Entertainment P.L.C.	14,185	2,124,349
	Glanbia P.L.C.	25,620	311,027
	Greencore Group P.L.C.	114,245	190,549
	Irish Continental Group P.L.C.	57,400	224,234
	Kenmare Resources P.L.C.	385	981
	Kerry Group P.L.C., Class A	6,479	858,121
	Kingspan Group P.L.C.	30,102	2,159,517
*	Permanent TSB Group Holdings P.L.C.	11,387	6,529
	Smurfit Kappa Group P.L.C.	79,937	2,700,521
TOTAL IRELAND			19,523,918
ISRAEL — (0.5%)
*	Afcon Holdings, Ltd.	277	9,580
*	AFI Properties, Ltd.	4,516	101,819
*	Airport City, Ltd.	17,648	202,650
*	Allot, Ltd.	3,308	39,420
	Alrov Properties and Lodgings, Ltd.	2,753	64,344
	Arad, Ltd.	2,321	33,871
*	Arko Holdings, Ltd.	119,082	62,275
	Ashtrom Group, Ltd.	4,898	57,911
	Ashtrom Properties, Ltd.	5,949	22,297
	AudioCodes, Ltd.	3,346	122,472
*	Avgol Industries 1953, Ltd.	26,233	32,549
*	Azorim-Investment Development & Construction Co., Ltd.	30,502	53,710
	Azrieli Group, Ltd.	1,037	50,438
	Bank Hapoalim BM	105,498	636,569
	Bank Leumi Le-Israel BM	310,253	1,572,791
	Bayside Land Corp.	381	234,203
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,426	24,870
*	Bezeq The Israeli Telecommunication Corp., Ltd.	265,698	265,118
	Big Shopping Centers, Ltd.	1,289	92,305
	Blue Square Real Estate, Ltd.	1,706	64,285
*	Brack Capital Properties NV	710	50,282
	Camtek, Ltd.	5,451	82,738
	Carasso Motors, Ltd.	11,765	33,936
*	Cellcom Israel, Ltd.	27,071	106,131
	Cellcom Israel, Ltd.	11,977	46,471
*	Ceragon Networks, Ltd.	16,269	42,625
*	Clal Insurance Enterprises Holdings, Ltd.	11,416	99,425
	Danel Adir Yeoshua, Ltd.	1,587	164,250
	Delek Automotive Systems, Ltd.	14,896	70,615
	Delek Group, Ltd.	1,164	25,690
	Delta-Galil Industries, Ltd.	7,386	76,812
*	Dor Alon Energy in Israel 1988, Ltd.	1,389	24,618
	Duniec Brothers, Ltd.	324	8,704

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	El Al Israel Airlines	342,944	$63,345
	Elbit Systems, Ltd.	2,679	378,583
	Elbit Systems, Ltd.	1,800	253,710
	Electra Consumer Products 1970, Ltd.	5,785	150,716
*	Electra Real Estate, Ltd.	4,033	17,003
	Electra, Ltd.	1,001	463,173
*	Energix-Renewable Energies, Ltd.	20,253	91,085
*	Equital, Ltd.	10,987	192,595
	First International Bank Of Israel, Ltd.	19,943	458,916
	FMS Enterprises Migun, Ltd.	917	22,991
	Formula Systems 1985, Ltd.	5,389	477,043
	Fox Wizel, Ltd.	6,475	241,819
*	Gilat Satellite Networks, Ltd.	11,636	64,098
*	Hadera Paper, Ltd.	3,184	106,238
*	Hamlet Israel-Canada, Ltd.	1,748	29,024
	Harel Insurance Investments & Financial Services, Ltd.	62,595	415,077
*	Hilan, Ltd.	5,686	255,817
	ICL Group, Ltd.	64,027	199,855
	IDI Insurance Co., Ltd.	2,159	49,268
	Inrom Construction Industries, Ltd.	21,650	74,578
	Isracard, Ltd.	7,197	16,640
	Israel Canada T.R, Ltd.	36,509	43,670
	Israel Discount Bank, Ltd., Class A	343,985	1,057,618
	Israel Land Development - Urban Renewal, Ltd.	2,101	13,204
	Isras Investment Co., Ltd.	181	25,303
*	Kamada, Ltd.	6,921	57,367
	Kenon Holdings, Ltd.	3,303	68,078
	Kerur Holdings, Ltd.	2,125	65,629
*	Klil Industries, Ltd.	429	28,836
	Malam - Team, Ltd.	176	33,505
	Matrix IT, Ltd.	14,912	389,399
	Maytronics, Ltd.	19,155	295,376
*	Mediterranean Towers, Ltd.	19,682	39,533
	Mega Or Holdings, Ltd.	3,829	88,047
*	Mehadrin, Ltd.	269	9,661
	Meitav Dash Investments, Ltd.	13,800	40,106
	Menora Mivtachim Holdings, Ltd.	13,207	156,469
	Migdal Insurance & Financial Holdings, Ltd.	181,872	111,865
*	Mivne Real Estate KD, Ltd.	66,848	130,804
	Mizrahi Tefahot Bank, Ltd.	33,140	694,610
*	Naphtha Israel Petroleum Corp., Ltd.	24,518	90,244
*	Nawi Brothers, Ltd.	3,149	11,862
	Neto ME Holdings, Ltd.	679	27,990
*	Nice, Ltd., Sponsored ADR	5,031	1,032,562
*	Nova Measuring Instruments, Ltd.	8,248	422,237
	Oil Refineries, Ltd.	977,915	182,389
	One Software Technologies, Ltd.	1,100	83,586
	OPC Energy, Ltd.	11,730	96,252
*	Partner Communications Co., Ltd.	81,126	333,745
	Paz Oil Co., Ltd.	3,442	273,511
*	Phoenix Holdings, Ltd. (The)	50,044	227,051
	Plasson Industries, Ltd.	1,457	56,051
	Priortech, Ltd.	359	4,724
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,827	171,383
	Scope Metals Group, Ltd.	4,129	60,920
*	Shapir Engineering and Industry, Ltd.	30,549	225,879
	Shikun & Binui, Ltd.	115,380	526,005
	Shufersal, Ltd.	31,507	221,878
	Strauss Group, Ltd.	9,128	260,572

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Suny Cellular Communication, Ltd.	38,947	$9,839
	Tadiran Holdings, Ltd.	1,501	82,474
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	49,845	575,211
*	Tower Semiconductor, Ltd.	15,804	339,786
*	Tower Semiconductor, Ltd.	4,323	96,016
	Union Bank of Israel	4,714	23,824
	YH Dimri Construction & Development, Ltd.	1,486	41,946
TOTAL ISRAEL			17,424,365
ITALY — (1.8%)
	A2A SpA	757,223	1,088,016
	ACEA SpA	27,830	569,594
*	Aeffe SpA	11,360	11,868
*	Amplifon SpA	46,732	1,599,818
	Anima Holding SpA	99,501	448,920
*	Arnoldo Mondadori Editore SpA	71,829	90,211
	Ascopiave SpA	6,261	24,362
	Assicurazioni Generali SpA	84,093	1,262,715
*	Atlantia SpA	27,083	433,894
*	Autogrill SpA	44,910	214,797
*	Autostrade Meridionali SpA	305	7,364
	Azimut Holding SpA	48,194	918,161
*	Banca Carige SpA	289,369	95
*	Banca Farmafactoring SpA	52,093	295,744
*	Banca Generali SpA	17,997	538,400
*	Banca IFIS SpA	8,342	85,981
*	Banca Monte dei Paschi di Siena SpA	3,026	5,529
*	Banca Popolare di Sondrio SCPA	206,084	460,274
*	Banca Profilo SpA	61,003	13,990
*	Banca Sistema SpA	22,699	46,521
*	Banco BPM SpA	619,766	936,600
*	Banco di Desio e della Brianza SpA	12,951	33,887
	BasicNet SpA	15,391	63,972
	Be Shaping The Future SpA	57,250	77,321
*	Biesse SpA	3,608	51,788
#*	BPER Banca	191,286	485,575
*	Brunello Cucinelli SpA	11,270	328,276
	Buzzi Unicem SpA	18,323	416,880
*	Cairo Communication SpA	36,924	59,343
*	Carraro SpA	8,063	13,127
	Cementir Holding NV	27,672	192,242
*	Cerved Group SpA	71,833	595,589
*	CIR SpA-Compagnie Industriali	319,509	145,024
*	CNH Industrial NV	187,473	1,273,857
*	Credito Emiliano SpA	34,872	178,436
*	Credito Valtellinese SpA	28,591	211,753
*	d'Amico International Shipping SA	132,518	14,334
	Danieli & C Officine Meccaniche SpA	6,446	84,224
	Datalogic SpA	4,298	60,499
*	De' Longhi SpA	9,505	297,535
	DiaSorin SpA	8,023	1,582,541
*	Elica SpA	4,280	12,793
*	Emak SpA	29,309	27,179
	Enav SpA	61	249
	Enel SpA	443,184	4,059,798
	Eni SpA	240,642	2,143,592
	ERG SpA	26,974	657,702
*	Esprinet SpA	12,695	63,349
*	Eurotech SpA	5,643	31,623

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Falck Renewables SpA	55,608	$363,735
	Ferrari NV	2,484	444,247
*	Fiat Chrysler Automobiles NV	249,186	2,533,323
*	Fiat Chrysler Automobiles NV	215,180	2,184,077
	Fiera Milano SpA	7,744	22,065
*	Fila SpA	6,803	63,252
*	Fincantieri SpA	66,621	45,522
*	FinecoBank Banca Fineco SpA	148,576	2,165,906
*	FNM SpA	64,413	33,856
*	Freni Brembo SpA	58,777	532,363
*	Gefran SpA	1,949	11,160
*	Geox SpA	25,019	19,232
	Gruppo MutuiOnline SpA	12,607	298,712
	Hera SpA	344,254	1,323,340
	Illimity Bank SpA	21,309	176,981
*	IMA Industria Macchine Automatiche SpA	6,722	535,429
*	IMMSI SpA	154,940	74,993
	Infrastrutture Wireless Italiane SpA	4,366	44,056
	Interpump Group SpA	27,208	894,675
*	Intesa Sanpaolo SpA	690,196	1,406,857
	Iren SpA	215,090	543,335
	Italgas SpA	140,802	904,189
*	Juventus Football Club SpA	197,124	208,933
	La Doria SpA	4,431	56,335
	Leonardo SpA	132,621	851,592
	LU-VE SpA	1,368	19,281
*	Maire Tecnimont SpA	57,102	102,406
*	MARR SpA	11,443	169,959
	Massimo Zanetti Beverage Group SpA	7,385	34,879
*	Mediaset SpA	308,562	549,645
	Mediobanca Banca di Credito Finanziario SpA	187,570	1,514,827
*	Moncler SpA	37,464	1,448,428
*	OVS SpA	87,500	95,573
	Piaggio & C SpA	120,217	337,119
*	Pirelli & C SpA	57,201	226,533
	Poste Italiane SpA	113,376	1,041,754
*	Prima Industrie SpA	2,367	36,051
	Prysmian SpA	28,368	725,418
	RAI Way SpA	25,222	166,084
	Recordati SpA	27,985	1,503,080
	Reno de Medici SpA	121,336	124,877
	Reply SpA	4,940	454,537
*	Rizzoli Corriere Della Sera Mediagroup SpA	34,455	23,799
*	Sabaf SpA	2,072	26,851
	SAES Getters SpA	713	21,181
*	Safilo Group SpA	17,360	14,230
	Saipem SpA	190,530	408,038
*	Salvatore Ferragamo SpA	19,992	269,166
*	Saras SpA	104,591	77,567
	Servizi Italia SpA	5,016	13,700
	Sesa SpA	1,443	109,900
	Snam SpA	205,503	1,093,986
*	Societa Cattolica di Assicurazioni SC	70,257	425,489
*	Sogefi SpA	33,393	34,772
	SOL SpA	10,344	131,327
*	Technogym SpA	37,737	321,243
	Telecom Italia SpA	2,896,369	1,174,638
	Telecom Italia SpA, Sponsored ADR	48,868	194,006
	Tenaris SA, ADR	1,800	21,060

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Terna Rete Elettrica Nazionale SpA	183,955	$1,372,810
*	Tinexta S.p.A.	7,970	136,355
*	UniCredit SpA	181,419	1,665,052
*	Unieuro SpA	4,908	49,521
*	Unione di Banche Italiane SpA	511,098	2,175,533
*	Unipol Gruppo SpA	174,961	735,056
	UnipolSai Assicurazioni SpA	195,106	501,072
	Webuild SpA	30,099	38,862
	Zignago Vetro SpA	9,750	152,887
TOTAL ITALY			57,692,059
JAPAN — (16.7%)
	77 Bank, Ltd. (The)	24,200	325,380
	A&A Material Corp.	1,800	17,014
	A&D Co., Ltd.	10,900	64,805
	ABC-Mart, Inc.	3,000	158,057
	Abist Co., Ltd.	2,200	53,561
	Achilles Corp.	6,300	109,117
	Acom Co., Ltd.	45,100	159,314
	AD Works Group Co., Ltd.	8,180	11,845
	Adastria Co., Ltd.	17,480	239,635
	ADEKA Corp.	39,600	525,961
	Ad-sol Nissin Corp.	1,900	43,778
	Advan Co., Ltd.	3,200	38,192
	Advance Create Co., Ltd.	1,300	23,354
	Advanex, Inc.	400	5,057
	Advantage Risk Management Co., Ltd.	2,100	15,053
	Advantest Corp.	25,700	1,403,196
*	Adventure, Inc.	600	17,240
	Adways, Inc.	3,400	9,955
	Aeon Co., Ltd.	83,505	1,974,355
	Aeon Delight Co., Ltd.	10,000	302,196
	Aeon Fantasy Co., Ltd.	5,400	69,833
	AEON Financial Service Co., Ltd.	45,400	342,805
	Aeon Hokkaido Corp.	12,000	85,109
	Aeon Mall Co., Ltd.	20,280	241,591
	Aeria, Inc.	8,800	36,300
	AFC-HD AMS Life Science Co., Ltd.	3,500	22,877
	AGC, Inc.	43,200	1,214,390
	Ahresty Corp.	9,700	28,107
	Ai Holdings Corp.	13,300	176,925
	Aica Kogyo Co., Ltd.	12,700	407,978
	Aichi Bank, Ltd. (The)	3,100	78,118
	Aichi Corp.	12,400	90,539
	Aichi Steel Corp.	5,000	119,966
	Aichi Tokei Denki Co., Ltd.	1,400	58,322
	Aida Engineering, Ltd.	18,200	113,922
*	Aiful Corp.	66,900	137,044
	Ain Holdings, Inc.	15,100	960,931
	Ainavo Holdings Co., Ltd.	1,300	9,895
	Air Water, Inc.	73,000	946,490
	Airport Facilities Co., Ltd.	9,700	36,673
	Airtech Japan, Ltd.	3,200	47,980
	Aisan Industry Co., Ltd.	19,700	82,037
	Aisin Seiki Co., Ltd.	36,562	1,055,956
	Ajinomoto Co., Inc.	19,500	352,162
	Ajis Co., Ltd.	1,600	35,551
	Akatsuki Corp.	4,000	9,802
	Akatsuki, Inc.	1,900	66,395

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Akebono Brake Industry Co., Ltd.	23,100	$33,675
	Akita Bank, Ltd. (The)	6,300	83,691
	Albis Co., Ltd.	2,100	49,436
	Alconix Corp.	12,700	145,913
	Alfresa Holdings Corp.	15,500	317,399
	Alinco, Inc.	7,800	63,644
	Alleanza Holdings Co., Ltd.	4,900	63,950
	Alpen Co., Ltd.	8,500	119,240
	Alpha Corp.	2,600	21,618
	Alps Alpine Co., Ltd.	62,900	792,922
	Alps Logistics Co., Ltd.	5,100	34,465
	Altech Corp.	5,610	93,654
	Amada Co., Ltd.	76,400	513,441
	Amano Corp.	15,300	290,085
	Amiyaki Tei Co., Ltd.	2,700	64,584
*	ANA Holdings, Inc.	5,100	105,592
	Anabuki Kosan, Inc.	1,900	25,139
	Anest Iwata Corp.	11,600	87,379
	AOI TYO Holdings, Inc.	10,554	36,890
	AOKI Holdings, Inc.	15,800	81,305
	Aomori Bank, Ltd. (The)	7,900	154,508
	Aoyama Trading Co., Ltd.	20,500	110,199
	Aoyama Zaisan Networks Co., Ltd.	2,900	42,041
	Aozora Bank, Ltd.	33,300	532,695
	Apaman Co., Ltd.	3,400	16,700
	Arakawa Chemical Industries, Ltd.	6,500	69,315
	Arata Corp.	5,400	256,122
	Arcland Sakamoto Co., Ltd.	12,100	224,253
	Arcland Service Holdings Co., Ltd.	5,000	84,385
	Arcs Co., Ltd.	15,900	368,909
	Ardepro Co., Ltd.	22,200	10,868
	Arealink Co., Ltd.	3,200	27,330
	Ariake Japan Co., Ltd.	3,600	223,705
*	Arrk Corp.	11,700	11,330
	ArtSpark Holdings, Inc.	2,900	20,750
	As One Corp.	1,200	127,992
	Asahi Broadcasting Group Holdings Corp.	3,800	25,672
	Asahi Co., Ltd.	5,800	89,122
	Asahi Group Holdings, Ltd.	33,300	1,085,443
	Asahi Holdings, Inc.	19,700	686,371
	Asahi Intecc Co., Ltd.	28,200	786,814
	Asahi Kasei Corp.	257,400	1,851,508
	Asahi Kogyosha Co., Ltd.	1,900	52,289
	Asahi Net, Inc.	4,300	44,026
	Asahi Yukizai Corp.	4,900	60,793
	Asante, Inc.	2,700	35,590
	Asanuma Corp.	3,600	132,087
	Asax Co., Ltd.	300	1,860
	Ashimori Industry Co., Ltd.	3,300	27,653
	Asia Pile Holdings Corp.	11,800	50,209
	Asics Corp.	6,200	69,169
	ASKA Pharmaceutical Co., Ltd.	11,400	118,987
	ASKUL Corp.	4,600	139,385
	Astellas Pharma, Inc.	154,400	2,408,325
	Asti Corp.	800	9,032
	Asukanet Co., Ltd.	3,100	40,525
	Ateam, Inc.	3,800	30,227
	Atom Corp.	34,300	240,966
*	Atrae, Inc.	2,100	52,668

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Autobacs Seven Co., Ltd.	15,500	$180,594
	Avant Corp.	6,000	56,383
	Avantia Co., Ltd.	4,800	39,285
	Avex, Inc.	8,600	68,953
	Awa Bank, Ltd. (The)	14,800	317,059
	Axial Retailing, Inc.	9,600	405,811
	Azbil Corp.	9,900	330,024
	Bandai Namco Holdings, Inc.	16,100	889,079
	Bando Chemical Industries, Ltd.	15,300	87,719
	Bank of Iwate, Ltd. (The)	5,600	129,449
	Bank of Kochi, Ltd. (The)	4,400	27,210
	Bank of Kyoto, Ltd. (The)	15,200	557,661
	Bank of Nagoya, Ltd. (The)	4,800	100,082
	Bank of Okinawa, Ltd. (The)	8,380	230,985
	Bank of Saga, Ltd. (The)	5,901	64,870
	Bank of the Ryukyus, Ltd.	16,200	134,295
	Baroque Japan, Ltd.	8,400	46,191
	BayCurrent Consulting, Inc.	9,600	1,162,853
	Beauty Garage, Inc.	1,200	20,379
	Belc Co., Ltd.	6,000	432,226
	Bell System24 Holdings, Inc.	16,300	265,496
	Belluna Co., Ltd.	21,200	151,584
	Benefit One, Inc.	20,200	443,034
	Benesse Holdings, Inc.	6,800	177,345
	BeNEXT Group, Inc.	9,400	88,296
*	Bengo4.com, Inc.	2,400	211,646
	Bic Camera, Inc.	33,600	338,570
	Biofermin Pharmaceutical Co., Ltd.	1,700	37,267
	BML, Inc.	9,100	226,620
	Bookoff Group Holdings, Ltd.	3,500	24,953
	BP Castrol K.K.	3,500	34,789
	Br Holdings Corp.	6,300	35,891
	Bridgestone Corp.	86,100	2,536,122
	Broadleaf Co., Ltd.	31,200	166,073
	BRONCO BILLY Co., Ltd.	2,000	36,570
	Brother Industries, Ltd.	74,000	1,151,750
	Bunka Shutter Co., Ltd.	25,000	164,352
	Business Brain Showa-Ota, Inc.	1,400	17,136
	C Uyemura & Co., Ltd.	1,200	70,597
	Calbee, Inc.	7,900	251,041
	Can Do Co., Ltd.	3,400	75,355
	Canon Electronics, Inc.	7,200	99,836
	Canon Marketing Japan, Inc.	14,200	267,909
	Canon, Inc.	46,100	741,865
	Capcom Co., Ltd.	18,800	738,855
	Career Design Center Co., Ltd.	1,300	9,239
	Carlit Holdings Co., Ltd.	8,000	34,675
	Casio Computer Co., Ltd.	47,600	760,764
	Cawachi, Ltd.	5,600	168,340
	CDS Co., Ltd.	1,300	13,607
	Central Glass Co., Ltd.	16,500	298,506
	Central Japan Railway Co.	7,000	849,166
	Central Security Patrols Co., Ltd.	1,900	58,542
	Central Sports Co., Ltd.	3,500	66,365
	Charm Care Corp. KK	1,400	9,596
	Chiba Bank, Ltd. (The)	70,700	323,936
	Chiba Kogyo Bank, Ltd. (The)	29,200	58,798
	Chikaranomoto Holdings Co., Ltd.	1,400	7,560
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	7,800	115,180

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CHIMNEY Co., Ltd.	1,100	$11,437
	Chino Corp.	2,200	28,058
	Chiyoda Co., Ltd.	6,800	64,984
	Chodai Co., Ltd.	3,100	29,287
	Chori Co., Ltd.	4,400	58,860
	Chubu Electric Power Co., Inc.	35,600	423,322
	Chubu Shiryo Co., Ltd.	8,300	128,204
	Chuetsu Pulp & Paper Co., Ltd.	12,500	169,588
	Chugai Pharmaceutical Co., Ltd.	4,500	203,172
	Chugai Ro Co., Ltd.	2,700	38,783
	Chugoku Bank, Ltd. (The)	46,300	398,785
	Chugoku Electric Power Co., Inc. (The)	31,100	379,514
	Chugoku Marine Paints, Ltd.	20,200	191,097
	Chukyo Bank, Ltd. (The)	4,300	76,615
	CI Takiron Corp.	19,000	121,064
	Citizen Watch Co., Ltd.	119,300	325,172
	CK-San-Etsu Co., Ltd.	800	22,650
	Cleanup Corp.	9,900	48,929
	CMIC Holdings Co., Ltd.	7,700	88,741
	CMK Corp.	21,000	72,469
	Coca-Cola Bottlers Japan Holdings, Inc.	12,013	179,233
	cocokara fine, Inc.	5,900	321,071
	Colowide Co., Ltd.	23,500	263,524
	Computer Engineering & Consulting, Ltd.	12,800	183,875
	COMSYS Holdings Corp.	18,000	529,597
	Comture Corp.	8,200	216,665
	Concordia Financial Group, Ltd.	155,224	460,264
	CONEXIO Corp.	12,800	155,414
	Core Corp.	1,100	12,487
	Cosel Co., Ltd.	6,300	48,698
	Cosmo Energy Holdings Co., Ltd.	35,400	512,895
	Cosmos Initia Co., Ltd.	2,200	7,724
	Cosmos Pharmaceutical Corp.	6,000	1,102,559
	Create Medic Co., Ltd.	2,900	26,312
	Create Restaurants Holdings, Inc.	31,400	152,369
	Create SD Holdings Co., Ltd.	13,600	488,237
	Credit Saison Co., Ltd.	52,100	487,801
	Creek & River Co., Ltd.	3,500	36,641
	Cresco, Ltd.	4,000	49,742
	CTI Engineering Co., Ltd.	5,800	91,380
	CTS Co., Ltd.	9,600	68,830
	Cube System, Inc.	1,400	12,482
*	Curves Holdings Co., Ltd.	16,100	78,264
	CyberAgent, Inc.	16,200	916,373
	Cybernet Systems Co., Ltd.	2,100	12,576
	Cybozu, Inc.	5,400	160,031
	Dai Nippon Printing Co., Ltd.	36,600	795,165
	Dai Nippon Toryo Co., Ltd.	11,300	87,093
	Daibiru Corp.	10,500	96,469
	Daicel Corp.	118,800	794,475
	Dai-Dan Co., Ltd.	2,900	71,403
	Daido Kogyo Co., Ltd.	3,211	17,321
	Daido Metal Co., Ltd.	20,900	97,141
	Daido Steel Co., Ltd.	14,800	417,464
	Daifuku Co., Ltd.	11,100	1,011,500
	Daihatsu Diesel Manufacturing Co., Ltd.	7,200	27,368
	Daihen Corp.	8,200	302,218
	Daiho Corp.	5,400	122,908
	Dai-Ichi Cutter Kogyo K.K.	1,000	22,060

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co., Ltd.	4,000	$133,388
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	11,600	78,903
	Dai-ichi Life Holdings, Inc.	74,300	876,472
	Daiichi Sankyo Co., Ltd.	5,200	460,130
	Dai-ichi Seiko Co., Ltd.	3,500	62,432
	Daiichikosho Co., Ltd.	13,300	358,429
	Daiken Corp.	6,500	104,883
	Daiken Medical Co., Ltd.	4,400	23,165
	Daiki Aluminium Industry Co., Ltd.	14,600	69,595
	Daiki Axis Co., Ltd.	1,200	8,461
	Daikin Industries, Ltd.	11,700	2,058,574
	Daikoku Denki Co., Ltd.	2,900	32,315
	Daikokutenbussan Co., Ltd.	4,100	232,735
	Daikyonishikawa Corp.	24,300	102,653
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	106,115
	Daio Paper Corp.	35,900	487,533
	Daiohs Corp.	2,300	20,493
	Daiseki Co., Ltd.	11,600	249,708
	Daiseki Eco. Solution Co., Ltd.	3,240	19,639
	Daishi Hokuetsu Financial Group, Inc.	16,750	307,987
	Daishinku Corp.	2,900	55,864
	Daisue Construction Co., Ltd.	3,600	27,018
	Daito Bank, Ltd. (The)	4,200	23,033
	Daito Pharmaceutical Co., Ltd.	6,880	204,074
	Daito Trust Construction Co., Ltd.	12,300	964,593
	Daitron Co., Ltd.	3,600	47,077
	Daiwa House Industry Co., Ltd.	106,700	2,354,572
	Daiwa Securities Group, Inc.	233,700	1,037,683
	Daiwabo Holdings Co., Ltd.	11,100	806,927
	DCM Holdings Co., Ltd.	50,100	629,274
	DD Holdings Co., Ltd.	5,600	30,942
	Dear Life Co., Ltd.	11,100	50,065
	Delica Foods Holdings Co., Ltd.	2,600	15,211
	Denka Co., Ltd.	42,500	1,022,079
	Denso Corp.	25,900	958,108
	Dentsu Group, Inc.	28,300	631,378
*	Descente, Ltd.	3,200	51,901
	Dexerials Corp.	37,800	344,205
	DIC Corp.	40,900	984,653
	Digital Arts, Inc.	4,400	364,802
	Digital Garage, Inc.	5,400	180,746
	Digital Hearts Holdings Co., Ltd.	5,100	39,707
	Digital Information Technologies Corp.	3,200	37,599
	Dip Corp.	12,300	231,474
	Disco Corp.	1,900	460,439
	DKK-Toa Corp.	1,800	13,919
	DKS Co., Ltd.	3,800	160,421
	DMG Mori Co., Ltd.	42,900	460,723
	Doshisha Co., Ltd.	9,200	145,521
	Double Standard, Inc.	1,000	52,778
	Doutor Nichires Holdings Co., Ltd.	10,200	135,782
	Dowa Holdings Co., Ltd.	23,800	698,444
*	Drecom Co., Ltd.	2,400	16,203
	DTS Corp.	18,800	359,750
	Dvx, Inc.	2,900	24,404
	DyDo Group Holdings, Inc.	4,700	197,822
	Dynic Corp.	2,100	14,556
	Eagle Industry Co., Ltd.	14,900	88,524
	Earth Corp.	2,100	144,224

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	East Japan Railway Co.	14,400	$830,083
	Ebara Corp.	34,500	819,549
	Ebara Foods Industry, Inc.	2,400	48,729
	Ebara Jitsugyo Co., Ltd.	2,200	59,644
	Ebase Co., Ltd.	7,200	102,992
*	eBook Initiative Japan Co., Ltd.	1,200	42,636
	Eco's Co., Ltd.	4,300	90,715
	EDION Corp.	35,200	339,158
	EF-ON, Inc.	10,080	54,499
	eGuarantee, Inc.	9,100	205,466
	E-Guardian, Inc.	2,900	81,868
	Ehime Bank, Ltd. (The)	13,100	140,085
	Eidai Co., Ltd.	16,800	44,014
	Eiken Chemical Co., Ltd.	10,700	190,297
	Eisai Co., Ltd.	5,400	435,815
	Eizo Corp.	6,600	245,041
	Elan Corp.	4,900	82,705
	Elecom Co., Ltd.	7,400	369,434
	Electric Power Development Co., Ltd.	8,500	115,953
	Elematec Corp.	9,104	73,484
	EM Systems Co., Ltd.	8,000	65,114
	Endo Lighting Corp.	10,900	64,905
	ENEOS Holdings, Inc.	425,868	1,493,353
	Enigmo, Inc.	8,600	110,353
	en-japan, Inc.	12,600	303,415
	Enomoto Co., Ltd.	2,700	26,976
	Enshu, Ltd.	1,800	15,297
	EPCO Co., Ltd.	800	8,007
	EPS Holdings, Inc.	13,600	117,031
	eRex Co., Ltd.	10,600	141,664
	ES-Con Japan, Ltd.	23,400	153,251
	Escrow Agent Japan, Inc.	6,800	18,605
	Eslead Corp.	3,600	41,118
	ESPEC Corp.	4,400	74,809
	Exedy Corp.	15,500	191,404
	Ezaki Glico Co., Ltd.	2,200	101,929
	FALCO HOLDINGS Co., Ltd.	1,100	14,881
	FamilyMart Co., Ltd.	42,580	955,828
	FAN Communications, Inc.	20,800	83,388
	Fancl Corp.	14,300	412,522
	FANUC Corp.	1,500	253,085
	Fast Retailing Co., Ltd.	4,500	2,393,108
	FCC Co., Ltd.	24,400	377,594
*	FDK Corp.	5,200	40,876
	Feed One Co., Ltd.	44,980	86,399
	Ferrotec Holdings Corp.	18,200	109,489
*	FFRI Security, Inc.	1,000	20,598
	FIDEA Holdings Co., Ltd.	76,000	70,742
	Fields Corp.	7,100	21,743
	Financial Products Group Co., Ltd.	24,600	110,515
	FINDEX, Inc.	4,200	37,529
	First Bank of Toyama, Ltd. (The)	12,800	31,397
*	First Brothers Co., Ltd.	2,700	18,743
	First Juken Co., Ltd.	3,300	27,898
	Fixstars Corp.	6,000	61,055
	FJ Next Co., Ltd.	6,300	47,453
	Focus Systems Corp.	1,500	10,964
	Forval Corp.	3,700	34,741
	Foster Electric Co., Ltd.	8,800	84,356

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FP Corp.	9,700	$785,043
	France Bed Holdings Co., Ltd.	11,700	89,595
	Freebit Co., Ltd.	5,200	36,839
	Freund Corp.	2,400	15,265
	F-Tech, Inc.	6,600	26,967
	FTGroup Co., Ltd.	4,600	53,042
	Fudo Tetra Corp.	10,550	130,701
	Fuji Co., Ltd.	8,900	152,268
	Fuji Corp.	24,100	425,747
	Fuji Corp.	3,400	62,639
	Fuji Corp., Ltd.	11,200	50,805
	Fuji Die Co., Ltd.	3,700	23,235
	Fuji Electric Co., Ltd.	31,400	855,925
	Fuji Furukawa Engineering & Construction Co., Ltd.	200	3,479
	Fuji Kyuko Co., Ltd.	7,200	192,357
*	Fuji Oil Co., Ltd.	21,300	31,078
	Fuji Oil Holdings, Inc.	14,000	374,944
	Fuji Pharma Co., Ltd.	3,500	34,873
	Fuji Seal International, Inc.	20,000	355,409
	Fuji Soft, Inc.	1,900	85,720
	Fujibo Holdings, Inc.	4,500	131,261
	Fujicco Co., Ltd.	4,000	76,661
	FUJIFILM Holdings Corp.	15,800	706,616
	Fujikura Composites, Inc.	10,700	34,742
	Fujikura Kasei Co., Ltd.	10,700	52,127
	Fujikura, Ltd.	162,500	440,219
	Fujimak Corp.	1,400	8,406
	Fujimori Kogyo Co., Ltd.	7,600	244,871
	Fujio Food Group, Inc.	3,400	37,659
	Fujisash Co., Ltd.	55,900	40,347
	Fujita Kanko, Inc.	5,000	64,920
	Fujitec Co., Ltd.	5,000	85,683
	Fujitsu Frontech, Ltd.	3,900	56,895
	Fujitsu General, Ltd.	11,300	276,943
	Fujitsu, Ltd.	21,350	2,858,662
	Fujiya Co., Ltd.	1,800	35,103
	FuKoKu Co., Ltd.	6,500	38,376
	Fukuda Corp.	2,900	128,202
	Fukuda Denshi Co., Ltd.	1,500	101,970
	Fukui Bank, Ltd. (The)	8,800	127,570
	Fukui Computer Holdings, Inc.	3,600	83,217
	Fukuoka Financial Group, Inc.	49,580	721,070
	Fukushima Bank, Ltd. (The)	12,000	17,298
	Fukushima Galilei Co., Ltd.	5,100	164,939
	Fukuyama Transporting Co., Ltd.	9,800	340,009
	FULLCAST Holdings Co., Ltd.	6,800	78,418
	Funai Soken Holdings, Inc.	11,560	243,746
	Furukawa Battery Co., Ltd. (The)	7,400	73,502
	Furukawa Co., Ltd.	14,700	142,194
	Furukawa Electric Co., Ltd.	29,300	701,069
	Furuno Electric Co., Ltd.	9,500	83,806
	Furusato Industries, Ltd.	2,600	32,369
	Furyu Corp.	7,700	66,632
	Fuso Chemical Co., Ltd.	11,800	454,431
	Fuso Pharmaceutical Industries, Ltd.	3,000	64,553
	Futaba Industrial Co., Ltd.	36,800	143,805
	Future Corp.	15,100	252,995
	Fuyo General Lease Co., Ltd.	11,600	656,632
	G-7 Holdings, Inc.	8,000	202,762

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gakken Holdings Co., Ltd.	6,000	$76,695
	Gakkyusha Co., Ltd.	2,400	23,086
	GCA Corp.	6,600	35,298
	Gecoss Corp.	7,400	61,799
	Genki Sushi Co., Ltd.	1,800	32,911
	Genky DrugStores Co., Ltd.	6,000	209,701
	Geo Holdings Corp.	20,300	276,900
	Geostr Corp.	6,900	17,638
	Gfoot Co., Ltd.	6,100	28,707
	Giken, Ltd.	6,500	237,104
	GL Sciences, Inc.	2,400	45,587
	GLOBERIDE, Inc.	6,200	111,903
	Glory, Ltd.	24,400	531,882
	Glosel Co., Ltd.	4,200	16,588
	GMO Cloud K.K.	1,300	89,818
	GMO Financial Holdings, Inc.	12,300	76,060
	GMO internet, Inc.	25,000	724,236
	GMO Payment Gateway, Inc.	7,600	796,749
	Godo Steel, Ltd.	4,400	76,309
*	Gokurakuyu Holdings Co., Ltd.	6,900	20,388
	Goldcrest Co., Ltd.	8,910	110,210
	Goldwin, Inc.	5,600	334,818
	Golf Digest Online, Inc.	6,700	27,475
	Grandy House Corp.	7,600	24,437
	Greens Co., Ltd.	3,600	13,377
	GS Yuasa Corp.	38,600	600,225
	GSI Creos Corp.	2,900	31,033
	G-Tekt Corp.	11,000	91,278
	GungHo Online Entertainment, Inc.	10,250	188,450
	Gunma Bank, Ltd. (The)	124,100	391,136
	Gunze, Ltd.	6,400	232,809
	Gurunavi, Inc.	21,300	91,635
	H.U. Group Holdings, Inc.	28,200	634,565
	H2O Retailing Corp.	39,625	228,259
	HABA Laboratories, Inc.	1,500	55,858
	Hachijuni Bank, Ltd. (The)	105,600	392,307
	Hagihara Industries, Inc.	3,600	45,676
	Hagiwara Electric Holdings Co., Ltd.	3,200	56,345
	Hakudo Co., Ltd.	5,000	63,126
	Hakuhodo DY Holdings, Inc.	37,500	411,667
	Hakuto Co., Ltd.	6,600	55,501
	Halows Co., Ltd.	3,100	105,286
	Hamakyorex Co., Ltd.	9,000	268,226
	Hamamatsu Photonics KK	9,100	395,515
	Handsman Co., Ltd.	1,000	14,349
	Hankyu Hanshin Holdings, Inc.	35,500	1,016,723
	Hanwa Co., Ltd.	14,200	252,328
	Happinet Corp.	5,000	52,891
	Harada Industry Co., Ltd.	4,200	34,234
	Hard Off Corp. Co., Ltd.	3,900	24,555
	Harima Chemicals Group, Inc.	6,500	56,438
	Haruyama Holdings, Inc.	4,000	26,093
	Haseko Corp.	132,600	1,566,669
	Havix Corp.	1,800	10,662
	Hayashikane Sangyo Co., Ltd.	3,600	18,316
	Hazama Ando Corp.	103,720	554,502
	Heiwa Corp.	22,000	368,602
	Heiwa Real Estate Co., Ltd.	8,500	207,475
	Heiwado Co., Ltd.	15,800	297,636

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Helios Techno Holding Co., Ltd.	12,400	$33,352
	Hibino Corp.	2,100	19,549
	Hiday Hidaka Corp.	7,881	109,584
	Hikari Tsushin, Inc.	3,800	823,842
	Hino Motors, Ltd.	95,600	551,260
	Hinokiya Group Co., Ltd.	4,500	62,067
	Hioki EE Corp.	2,200	71,594
	Hirakawa Hewtech Corp.	5,200	43,587
*	Hiramatsu, Inc.	11,000	16,148
	Hirano Tecseed Co., Ltd.	4,100	50,887
	Hirata Corp.	700	38,473
	Hirose Electric Co., Ltd.	735	77,089
	Hiroshima Bank, Ltd. (The)	79,400	364,913
	Hiroshima Gas Co., Ltd.	14,400	48,320
	HIS Co., Ltd.	16,500	194,393
	Hisamitsu Pharmaceutical Co., Inc.	300	13,184
	Hitachi Capital Corp.	35,100	844,331
	Hitachi Construction Machinery Co., Ltd.	30,800	892,523
	Hitachi Metals, Ltd.	19,610	255,973
	Hitachi Transport System, Ltd.	20,000	588,916
	Hitachi Zosen Corp.	79,200	279,453
	Hitachi, Ltd.	74,600	2,234,571
	Hito Communications Holdings, Inc.	3,400	30,784
	Hochiki Corp.	8,900	90,850
	Hodogaya Chemical Co., Ltd.	2,800	120,156
	Hogy Medical Co., Ltd.	7,000	210,973
	Hokkaido Electric Power Co., Inc.	60,000	231,845
	Hokkaido Gas Co., Ltd.	4,400	64,196
	Hokkan Holdings, Ltd.	4,700	75,735
	Hokko Chemical Industry Co., Ltd.	9,200	53,544
	Hokkoku Bank, Ltd. (The)	9,200	240,312
	Hokuetsu Corp.	66,900	224,006
	Hokuetsu Industries Co., Ltd.	13,700	140,098
	Hokuhoku Financial Group, Inc.	52,300	439,983
	Hokuriku Electric Industry Co., Ltd.	4,100	32,804
	Hokuriku Electric Power Co.	52,300	334,760
	Hokuto Corp.	8,300	164,025
	Honda Motor Co., Ltd., Sponsored ADR	37,467	912,321
	Honda Motor Co., Ltd.	151,500	3,693,548
	Honda Tsushin Kogyo Co., Ltd.	4,100	15,239
	H-One Co., Ltd.	10,200	46,344
	Honeys Holdings Co., Ltd.	9,100	88,676
	Honma Golf, Ltd.	12,500	5,309
	Honshu Chemical Industry Co., Ltd.	2,600	28,500
	Hoosiers Holdings	16,300	80,420
	Horiba, Ltd.	13,700	706,523
	Hoshizaki Corp.	3,800	289,676
	Hosokawa Micron Corp.	2,800	146,068
	Hotland Co., Ltd.	2,900	25,957
	House Foods Group, Inc.	2,800	85,572
	Howa Machinery, Ltd.	6,400	47,170
	Hoya Corp.	38,800	3,826,434
	HUB Co., Ltd.	900	4,512
	Hulic Co., Ltd.	20,496	176,177
	Hyakugo Bank, Ltd. (The)	93,200	275,344
	Hyakujushi Bank, Ltd. (The)	8,700	139,682
	I K K, Inc.	5,400	23,985
	Ibiden Co., Ltd.	16,500	446,939
	IBJ, Inc.	8,000	43,256

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichibanya Co., Ltd.	3,500	$154,367
	Ichigo, Inc.	129,300	303,179
	Ichiken Co., Ltd.	3,500	47,551
	Ichikoh Industries, Ltd.	24,000	102,288
	Ichinen Holdings Co., Ltd.	13,300	132,961
	Ichiyoshi Securities Co., Ltd.	15,300	55,646
	ID Holdings Corp.	3,200	44,495
	Idec Corp.	8,500	137,252
	Idemitsu Kosan Co., Ltd.	40,341	840,329
	IDOM, Inc.	46,100	212,028
	Ihara Science Corp.	3,600	47,847
	IHI Corp.	59,800	745,454
	Iida Group Holdings Co., Ltd.	23,516	363,981
	Iino Kaiun Kaisha, Ltd.	42,200	122,829
	IJTT Co., Ltd.	10,900	44,653
	Ikegami Tsushinki Co., Ltd.	3,300	23,801
	Imagica Group, Inc.	3,700	11,783
	Imasen Electric Industrial	8,000	50,774
	Imuraya Group Co., Ltd.	1,500	31,674
	Inaba Denki Sangyo Co., Ltd.	7,800	178,463
	Inaba Seisakusho Co., Ltd.	4,100	48,047
	Inabata & Co., Ltd.	17,100	188,573
	Inageya Co., Ltd.	700	12,073
	Ines Corp.	8,100	108,466
	I-Net Corp.	7,230	100,373
	Infocom Corp.	13,800	439,792
	Infomart Corp.	68,000	422,262
	Information Services International-Dentsu, Ltd.	5,400	283,575
	Innotech Corp.	5,100	45,778
	Inpex Corp.	238,700	1,362,503
	Intage Holdings, Inc.	17,000	138,610
	Intelligent Wave, Inc.	1,900	14,123
	Internet Initiative Japan, Inc.	14,000	496,992
	Inui Global Logistics Co., Ltd.	4,700	35,284
	I-O Data Device, Inc.	4,000	37,004
	IR Japan Holdings, Ltd.	3,200	353,418
	Iriso Electronics Co., Ltd.	6,000	181,279
	I'rom Group Co., Ltd.	800	15,799
	ISB Corp.	900	18,898
	Iseki & Co., Ltd.	9,500	100,305
	Isetan Mitsukoshi Holdings, Ltd.	94,200	429,836
	Ishihara Sangyo Kaisha, Ltd.	16,100	101,477
	Ishii Iron Works Co., Ltd.	500	11,863
	Ishizuka Glass Co., Ltd.	1,100	18,323
	Isuzu Motors, Ltd.	124,600	1,016,300
	Itfor, Inc.	5,100	34,068
	Ito En, Ltd.	9,800	580,089
	ITOCHU Corp.	59,800	1,311,194
	Itochu Enex Co., Ltd.	26,300	206,566
	Itochu Techno-Solutions Corp.	17,700	718,884
	Itochu-Shokuhin Co., Ltd.	2,100	95,560
	Itoham Yonekyu Holdings, Inc.	42,368	255,629
	Itoki Corp.	13,300	43,878
*	Itokuro, Inc.	1,300	13,059
	IwaiCosmo Holdings, Inc.	6,100	69,018
	Iwaki & Co., Ltd.	15,000	63,976
	Iwaki Co., Ltd.	1,300	11,662
	Iwasaki Electric Co., Ltd.	3,700	57,574
	Iwatani Corp.	22,900	808,802

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Iyo Bank, Ltd. (The)	66,643	$394,278
	Izumi Co., Ltd.	13,300	512,782
	J Front Retailing Co., Ltd.	74,100	428,502
	J Trust Co., Ltd.	31,400	69,543
	JAC Recruitment Co., Ltd.	7,200	66,371
	Jaccs Co., Ltd.	11,800	180,173
	Jalux, Inc.	3,000	43,566
	Jamco Corp.	5,300	31,198
	Janome Sewing Machine Co., Ltd.	8,100	33,680
	Japan Airlines Co., Ltd.	30,600	495,331
	Japan Airport Terminal Co., Ltd.	7,200	247,212
	Japan Asia Group, Ltd.	12,300	32,079
*	Japan Asset Marketing Co., Ltd.	40,100	39,571
	Japan Aviation Electronics Industry, Ltd.	31,000	392,385
	Japan Best Rescue System Co., Ltd.	5,100	35,358
	Japan Cash Machine Co., Ltd.	9,600	46,340
*	Japan Display, Inc.	974,700	436,492
	Japan Electronic Materials Corp.	3,000	35,578
	Japan Exchange Group, Inc.	60,600	1,439,003
	Japan Investment Adviser Co., Ltd.	3,700	27,591
	Japan Lifeline Co., Ltd.	22,600	280,142
	Japan Material Co., Ltd.	22,600	344,073
	Japan Medical Dynamic Marketing, Inc.	10,700	157,622
	Japan Oil Transportation Co., Ltd.	1,600	46,307
	Japan Post Holdings Co., Ltd.	108,800	743,082
	Japan Property Management Center Co., Ltd.	6,000	68,153
	Japan Pulp & Paper Co., Ltd.	5,200	177,614
	Japan Securities Finance Co., Ltd.	39,400	174,261
	Japan Steel Works, Ltd. (The)	42,000	598,676
	Japan Tobacco, Inc.	130,000	2,222,019
	Japan Transcity Corp.	15,200	65,973
	Japan Wool Textile Co., Ltd. (The)	24,300	208,967
	JBCC Holdings, Inc.	3,900	57,660
	JCR Pharmaceuticals Co., Ltd.	1,000	98,357
	JCU Corp.	15,700	468,368
	Jeol, Ltd.	14,500	405,654
	JFE Holdings, Inc.	75,132	493,158
	JFLA Holdings, Inc.	5,500	17,411
	JGC Holdings Corp.	64,700	654,638
*	JIG-SAW, Inc.	900	41,471
	Jimoto Holdings, Inc.	60,500	53,439
	JINS Holdings, Inc.	4,900	332,619
	JK Holdings Co., Ltd.	7,000	48,095
	JM Holdings Co., Ltd.	5,600	194,947
	JMS Co., Ltd.	6,200	44,861
	Joban Kosan Co., Ltd.	2,900	34,108
	J-Oil Mills, Inc.	4,900	184,742
	Joshin Denki Co., Ltd.	8,000	154,334
	JP-Holdings, Inc.	16,300	38,807
	JSB Co., Ltd.	400	10,983
	JSP Corp.	4,400	57,102
	JSR Corp.	16,600	361,968
	JTEKT Corp.	86,100	573,015
	Juki Corp.	19,400	77,517
	Juroku Bank, Ltd. (The)	14,600	250,075
	Justsystems Corp.	8,400	652,033
	JVCKenwood Corp.	82,500	104,330
	Kadoya Sesame Mills, Inc.	600	21,144
	Kaga Electronics Co., Ltd.	8,400	159,076

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kajima Corp.	99,000	$1,087,519
	Kakaku.com, Inc.	19,300	465,978
	Kaken Pharmaceutical Co., Ltd.	15,400	699,871
	Kakiyasu Honten Co., Ltd.	2,300	53,309
	Kameda Seika Co., Ltd.	4,000	199,737
	Kamei Corp.	10,900	98,211
	Kamigumi Co., Ltd.	28,000	511,020
	Kanaden Corp.	9,000	112,032
	Kanagawa Chuo Kotsu Co., Ltd.	3,000	105,284
	Kanamic Network Co., Ltd.	7,600	64,610
	Kanamoto Co., Ltd.	17,600	355,669
	Kandenko Co., Ltd.	39,600	310,386
	Kaneka Corp.	17,800	420,631
	Kaneko Seeds Co., Ltd.	2,800	37,214
	Kanematsu Corp.	40,000	435,764
	Kanematsu Electronics, Ltd.	6,200	237,982
	Kansai Electric Power Co., Inc. (The)	48,800	464,197
	Kansai Mirai Financial Group, Inc.	37,123	140,593
	Kansai Paint Co., Ltd.	16,400	314,306
	Kansai Super Market, Ltd.	5,400	63,277
	Kanto Denka Kogyo Co., Ltd.	31,300	245,087
	Kao Corp.	32,500	2,357,679
*	Kappa Create Co., Ltd.	5,800	70,149
	Kasai Kogyo Co., Ltd.	15,000	54,838
	Katakura & Co-op Agri Corp.	1,800	20,845
	Kato Sangyo Co., Ltd.	2,400	75,500
	Kato Works Co., Ltd.	3,200	34,409
	KAWADA TECHNOLOGIES, Inc.	1,900	75,157
	Kawagishi Bridge Works Co., Ltd.	800	17,206
	Kawai Musical Instruments Manufacturing Co., Ltd.	3,000	68,109
	Kawasaki Heavy Industries, Ltd.	69,100	942,291
*	Kawasaki Kisen Kaisha, Ltd.	26,300	240,269
	Kawata Manufacturing Co., Ltd.	1,100	7,128
	KDDI Corp.	186,100	5,917,504
	KeePer Technical Laboratory Co., Ltd.	3,300	47,794
	Keihan Holdings Co., Ltd.	19,300	786,779
	Keihanshin Building Co., Ltd.	6,900	84,490
	Keihin Co., Ltd.	2,900	34,288
	Keihin Corp.	26,000	622,165
	Keikyu Corp.	19,600	255,906
	Keio Corp.	7,000	349,537
	Keisei Electric Railway Co., Ltd.	8,000	195,601
	Keiyo Bank, Ltd. (The)	41,900	189,593
	Keiyo Co., Ltd.	16,200	141,305
	KEL Corp.	1,500	11,229
	Kenedix, Inc.	83,800	381,145
	Kenko Mayonnaise Co., Ltd.	6,200	102,954
	Kewpie Corp.	28,700	510,849
	Keyence Corp.	3,708	1,563,615
	KFC Holdings Japan, Ltd.	6,000	151,676
	KFC, Ltd.	600	11,662
	KH Neochem Co., Ltd.	13,100	239,556
	Kikkoman Corp.	3,900	183,034
	Kimura Chemical Plants Co., Ltd.	2,900	11,322
	Kimura Unity Co., Ltd.	2,800	26,463
*	Kinki Sharyo Co., Ltd. (The)	2,500	26,360
	Kintetsu Department Store Co., Ltd.	2,100	49,558
	Kintetsu Group Holdings Co., Ltd.	10,800	420,791
	Kintetsu World Express, Inc.	22,600	386,371

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kirin Holdings Co., Ltd.	63,140	$1,216,624
	Kirindo Holdings Co., Ltd.	4,400	113,189
	Ki-Star Real Estate Co., Ltd.	5,200	87,604
	Kitagawa Corp.	4,400	60,381
	Kita-Nippon Bank, Ltd. (The)	3,100	48,221
	Kitano Construction Corp.	1,800	45,201
	Kitanotatsujin Corp.	22,800	101,319
	Kito Corp.	13,800	145,058
	Kitz Corp.	36,000	227,582
	Kiyo Bank, Ltd. (The)	27,600	388,259
*	KLab, Inc.	15,600	93,793
	Koa Corp.	8,900	76,566
	Koatsu Gas Kogyo Co., Ltd.	13,700	97,463
	Kobayashi Pharmaceutical Co., Ltd.	2,700	239,966
	Kobe Bussan Co., Ltd.	12,400	769,589
*	Kobe Electric Railway Co., Ltd.	2,600	81,387
*	Kobe Steel, Ltd.	140,900	456,596
	Kobelco Eco-Solutions Co., Ltd.	1,200	20,499
	Kohnan Shoji Co., Ltd.	13,500	503,762
	Kohsoku Corp.	4,000	51,936
	Koito Manufacturing Co., Ltd.	19,000	743,975
	Kojima Co., Ltd.	9,200	47,518
	Kokusai Co., Ltd.	3,100	21,475
	Kokuyo Co., Ltd.	36,300	382,146
	KOMAIHALTEC, Inc.	1,200	14,987
	Komatsu Matere Co., Ltd.	7,800	51,141
	Komatsu Wall Industry Co., Ltd.	3,200	50,482
	Komatsu, Ltd.	135,600	2,664,119
	KOMEDA Holdings Co., Ltd.	18,300	287,510
	Komehyo Co., Ltd.	3,600	22,099
	Komeri Co., Ltd.	15,100	475,290
	Konaka Co., Ltd.	14,100	35,059
	Konami Holdings Corp.	14,600	446,161
	Kondotec, Inc.	5,800	61,545
	Konica Minolta, Inc.	161,100	426,732
	Konishi Co., Ltd.	6,800	93,603
	Konoike Transport Co., Ltd.	12,500	120,195
	Konoshima Chemical Co., Ltd.	4,600	29,935
*	Kosaido Co., Ltd.	5,600	40,564
	Kose Corp.	5,500	557,073
	Koshidaka Holdings Co., Ltd.	16,100	50,810
	Kotobuki Spirits Co., Ltd.	7,700	230,309
	Kourakuen Holdings Corp.	3,500	46,165
	Krosaki Harima Corp.	2,900	88,280
	KRS Corp.	3,200	42,567
	K's Holdings Corp.	67,020	860,397
	KU Holdings Co., Ltd.	4,600	36,259
	Kubota Corp., Sponsored ADR	371	26,501
	Kubota Corp.	41,700	593,807
	Kumagai Gumi Co., Ltd.	17,700	405,745
	Kumiai Chemical Industry Co., Ltd.	19,170	185,783
	Kura Sushi, Inc.	4,200	173,799
	Kurabo Industries, Ltd.	7,600	141,667
	Kuraray Co., Ltd.	112,500	1,101,553
	Kureha Corp.	8,900	367,172
	Kurimoto, Ltd.	3,400	51,632
	Kurita Water Industries, Ltd.	22,500	605,157
	Kuriyama Holdings Corp.	8,400	41,778
	Kushikatsu Tanaka Holdings Co.	1,200	13,146

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kusuri no Aoki Holdings Co., Ltd.	4,700	$437,488
*	KYB Corp.	8,400	138,373
	Kyoden Co., Ltd.	11,300	29,351
	Kyodo Printing Co., Ltd.	2,600	65,539
	Kyoei Steel, Ltd.	9,400	111,765
	Kyokuto Boeki Kaisha, Ltd.	2,700	33,101
	Kyokuto Kaihatsu Kogyo Co., Ltd.	11,000	138,957
	Kyokuto Securities Co., Ltd.	10,000	52,057
	Kyokuyo Co., Ltd.	2,400	60,019
	KYORIN Holdings, Inc.	5,100	92,648
	Kyoritsu Maintenance Co., Ltd.	13,920	385,815
	Kyoritsu Printing Co., Ltd.	13,500	16,369
	Kyosan Electric Manufacturing Co., Ltd.	14,700	72,363
	Kyowa Electronic Instruments Co., Ltd.	7,400	28,813
	Kyowa Exeo Corp.	31,274	739,006
	Kyowa Kirin Co., Ltd.	1,600	39,515
	Kyowa Leather Cloth Co., Ltd.	5,300	27,610
	Kyudenko Corp.	16,300	462,002
	Kyushu Electric Power Co., Inc.	35,700	299,822
	Kyushu Financial Group, Inc.	112,050	457,942
	Kyushu Railway Co.	13,200	260,765
	LAC Co., Ltd.	4,700	46,666
	Lacto Japan Co., Ltd.	3,200	104,484
*	Laox Co., Ltd.	5,400	6,990
	Lasertec Corp.	12,400	1,094,852
	Lawson, Inc.	8,200	408,334
	LEC, Inc.	12,400	180,237
	Lecip Holdings Corp.	1,500	7,326
*	Leopalace21 Corp.	23,400	34,455
	Life Corp.	10,600	493,322
	LIFULL Co., Ltd.	15,600	59,890
	Like Co., Ltd.	2,500	39,488
*	LINE Corp.	1,000	52,916
	Linical Co., Ltd.	5,500	40,179
	Link And Motivation, Inc.	11,500	33,554
	Lintec Corp.	18,700	436,306
	Lion Corp.	15,000	389,888
*	Litalico, Inc.	2,500	48,576
	LIXIL Group Corp.	46,300	618,005
	Lonseal Corp.	400	6,484
	Look Holdings, Inc.	3,000	18,349
*	M&A Capital Partners Co., Ltd.	5,200	189,491
	M3, Inc.	22,200	1,140,027
	Mabuchi Motor Co., Ltd.	6,600	198,118
	Macnica Fuji Electronics Holdings, Inc.	22,150	333,939
	Macromill, Inc.	22,300	148,908
	Maeda Corp.	62,000	423,357
	Maeda Kosen Co., Ltd.	12,000	288,416
	Maeda Road Construction Co., Ltd.	8,800	160,001
	Maezawa Industries, Inc.	5,000	17,691
	Makino Milling Machine Co., Ltd.	9,400	266,624
	Makita Corp.	5,800	222,886
	Mani, Inc.	5,700	145,569
	MarkLines Co., Ltd.	3,500	76,098
	Marubeni Corp.	121,700	560,297
	Marubun Corp.	8,900	41,125
	Marudai Food Co., Ltd.	8,500	144,191
	Marufuji Sheet Piling Co., Ltd.	300	5,483
	Maruha Nichiro Corp.	25,800	495,798

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Marui Group Co., Ltd.	20,300	$295,176
	Maruka Corp.	3,000	54,560
	Marusan Securities Co., Ltd.	23,100	87,317
	Maruwa Co., Ltd.	6,000	517,186
	Maruwa Unyu Kikan Co., Ltd.	10,400	351,912
	Maruyama Manufacturing Co., Inc.	1,400	14,558
	Maruzen CHI Holdings Co., Ltd.	6,600	22,632
	Maruzen Showa Unyu Co., Ltd.	5,300	158,052
	Marvelous, Inc.	9,000	55,297
	Matching Service Japan Co., Ltd.	1,600	12,061
	Matsuda Sangyo Co., Ltd.	4,800	74,056
	Matsumotokiyoshi Holdings Co., Ltd.	9,700	324,041
	Matsuyafoods Holdings Co., Ltd.	4,400	133,999
	Maxell Holdings, Ltd.	22,900	196,770
	Maxvalu Tokai Co., Ltd.	3,300	74,595
	Mazda Motor Corp.	93,400	538,803
	McDonald's Holdings Co. Japan, Ltd.	1,300	62,216
	MCJ Co., Ltd.	40,300	348,052
	Mebuki Financial Group, Inc.	247,980	551,648
	MEC Co., Ltd.	2,400	43,507
	Media Do Co., Ltd.	2,500	141,581
*	Medical Data Vision Co., Ltd.	6,700	89,392
	Medical System Network Co., Ltd.	16,100	71,413
	Medipal Holdings Corp.	14,200	260,053
	Medius Holdings Co., Ltd.	4,900	43,831
	Megachips Corp.	7,400	142,693
	Megmilk Snow Brand Co., Ltd.	20,900	473,582
	Meidensha Corp.	20,400	304,224
	Meiji Electric Industries Co., Ltd.	2,100	26,445
	MEIJI Holdings Co., Ltd.	14,274	1,120,858
	Meiji Shipping Co., Ltd.	7,600	22,595
	Meiko Electronics Co., Ltd.	15,900	193,711
	Meiko Network Japan Co., Ltd.	4,900	32,415
	Meisei Industrial Co., Ltd.	10,000	75,731
	Meitec Corp.	10,600	493,345
	Meiwa Corp.	10,000	39,934
	Meiwa Estate Co., Ltd.	4,600	16,100
	Members Co., Ltd.	600	7,338
	Menicon Co., Ltd.	13,200	642,228
	Mercuria Investment Co., Ltd.	3,900	21,299
	Mesco, Inc.	1,800	13,949
*	Metaps, Inc.	1,100	7,925
	METAWATER Co., Ltd.	4,700	204,375
	Michinoku Bank, Ltd. (The)	8,200	76,274
	Mie Kotsu Group Holdings, Inc.	30,000	121,966
	Mikuni Corp.	11,600	27,782
	Milbon Co., Ltd.	6,992	319,044
	Mimaki Engineering Co., Ltd.	8,800	32,040
	Mimasu Semiconductor Industry Co., Ltd.	11,000	237,558
	Minebea Mitsumi, Inc.	80,275	1,316,458
	Ministop Co., Ltd.	9,400	128,717
	Mirait Holdings Corp.	30,590	421,427
	Miroku Jyoho Service Co., Ltd.	6,800	136,844
	MISUMI Group, Inc.	16,800	397,507
	Mitachi Co., Ltd.	1,300	6,588
	Mitani Corp.	3,700	229,475
	Mitani Sangyo Co., Ltd.	12,500	36,754
	Mitani Sekisan Co., Ltd.	1,200	62,031
	Mito Securities Co., Ltd.	17,500	32,064

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsuba Corp.	26,700	$83,525
	Mitsubishi Chemical Holdings Corp.	434,200	2,332,879
	Mitsubishi Corp.	89,500	1,803,405
	Mitsubishi Electric Corp.	111,500	1,455,528
	Mitsubishi Estate Co., Ltd.	15,600	224,098
	Mitsubishi Gas Chemical Co., Inc.	46,500	738,575
	Mitsubishi Heavy Industries, Ltd.	54,150	1,259,723
	Mitsubishi Kakoki Kaisha, Ltd.	2,100	34,184
	Mitsubishi Logisnext Co., Ltd.	17,600	151,705
	Mitsubishi Logistics Corp.	15,300	413,230
	Mitsubishi Materials Corp.	33,300	680,800
	Mitsubishi Motors Corp.	105,100	207,099
	Mitsubishi Paper Mills, Ltd.	14,500	44,134
	Mitsubishi Pencil Co., Ltd.	4,900	52,822
	Mitsubishi Research Institute, Inc.	3,000	120,303
	Mitsubishi Shokuhin Co., Ltd.	4,300	106,815
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,200	26,312
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	248,988	931,215
	Mitsubishi UFJ Financial Group, Inc.	623,500	2,336,453
	Mitsubishi UFJ Lease & Finance Co., Ltd.	184,600	783,603
	Mitsuboshi Belting, Ltd.	9,000	148,961
	Mitsui Chemicals, Inc.	44,900	854,514
*	Mitsui E&S Holdings Co., Ltd.	34,500	132,808
	Mitsui Fudosan Co., Ltd.	45,900	717,599
	Mitsui High-Tec, Inc.	5,900	80,958
	Mitsui Matsushima Holdings Co., Ltd.	5,600	37,842
	Mitsui Mining & Smelting Co., Ltd.	36,800	781,522
	Mitsui OSK Lines, Ltd.	38,782	638,294
	Mitsui Sugar Co., Ltd.	6,700	121,751
	Mitsui-Soko Holdings Co., Ltd.	13,100	178,896
	Miura Co., Ltd.	3,200	121,675
	Miyaji Engineering Group, Inc.	3,100	44,814
	Miyazaki Bank, Ltd. (The)	5,500	117,117
	Miyoshi Oil & Fat Co., Ltd.	3,300	36,953
	Mizuho Financial Group, Inc.	1,626,355	1,982,604
	Mizuho Leasing Co., Ltd.	16,100	356,363
	Mizuno Corp.	6,800	113,333
*	Mobile Factory, Inc.	2,000	21,413
	Mochida Pharmaceutical Co., Ltd.	3,200	118,281
	Modec, Inc.	6,600	88,037
	Molitec Steel Co., Ltd.	2,700	7,251
	Monex Group, Inc.	79,000	171,506
	Monogatari Corp. (The)	2,400	164,275
	MonotaRO Co., Ltd.	24,800	1,054,719
	MORESCO Corp.	5,600	49,926
	Morinaga & Co., Ltd.	9,800	355,290
	Morinaga Milk Industry Co., Ltd.	21,700	1,012,942
	Morita Holdings Corp.	11,100	192,374
	Morito Co., Ltd.	7,000	38,046
	Morningstar Japan KK	3,000	11,443
	Morozoff, Ltd.	900	44,050
	Mory Industries, Inc.	2,300	44,918
	MrMax Holdings, Ltd.	10,700	80,273
	MS&AD Insurance Group Holdings, Inc.	32,113	806,936
	MTI, Ltd.	13,100	101,286
	Mugen Estate Co., Ltd.	8,500	37,885
	Murata Manufacturing Co., Ltd.	53,639	3,445,267
	Musashi Seimitsu Industry Co., Ltd.	34,100	253,233
	Musashino Bank, Ltd. (The)	10,600	143,332

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	N Field Co., Ltd.	3,400	$14,018
	Nabtesco Corp.	19,000	578,051
	NAC Co., Ltd.	8,800	72,468
	Nachi-Fujikoshi Corp.	10,700	297,554
	Nadex Co., Ltd.	500	3,153
	Nafco Co., Ltd.	3,600	62,722
	Nagano Bank, Ltd. (The)	3,600	35,970
	Nagano Keiki Co., Ltd.	3,700	33,732
	Nagase & Co., Ltd.	41,200	474,923
	Nagatanien Holdings Co., Ltd.	4,100	81,438
	Nagawa Co., Ltd.	1,800	128,766
	Nagoya Railroad Co., Ltd.	24,400	617,468
	Naigai Trans Line, Ltd.	1,700	15,477
	Nakabayashi Co., Ltd.	9,900	53,547
	Nakamuraya Co., Ltd.	1,192	44,531
	Nakanishi, Inc.	10,100	159,618
	Nakayama Steel Works, Ltd.	9,500	30,097
	Nakayamafuku Co., Ltd.	2,200	9,482
	Nankai Electric Railway Co., Ltd.	20,800	409,303
	Nanto Bank, Ltd. (The)	13,300	240,199
	Narasaki Sangyo Co., Ltd.	1,200	20,892
	Natori Co., Ltd.	2,300	37,839
	NEC Capital Solutions, Ltd.	5,500	91,823
	NEC Corp.	40,900	2,291,444
	NEC Networks & System Integration Corp.	18,500	393,012
	NET One Systems Co., Ltd.	26,200	1,020,724
	Neturen Co., Ltd.	14,800	66,135
	New Japan Chemical Co., Ltd.	8,500	12,192
	Nexon Co., Ltd.	14,100	362,255
	Nextage Co., Ltd.	10,700	95,823
	Nexyz Group Corp.	1,800	13,189
	NF Corp.	1,100	17,117
	NFC Holdings, Inc.	600	14,076
	NGK Insulators, Ltd.	47,300	587,841
	NGK Spark Plug Co., Ltd.	48,200	648,216
	NH Foods, Ltd.	12,700	558,189
	NHK Spring Co., Ltd.	70,800	398,433
	Nicca Chemical Co., Ltd.	1,000	8,061
*	Nice Corp.	2,400	22,843
	Nichias Corp.	38,800	839,075
	Nichiban Co., Ltd.	2,500	34,829
	Nichicon Corp.	15,200	96,072
	Nichiden Corp.	5,800	121,405
	Nichiha Corp.	14,600	296,460
	NichiiGakkan Co., Ltd.	27,000	394,769
	Nichi-iko Pharmaceutical Co., Ltd.	26,000	295,200
	Nichimo Co., Ltd.	700	12,132
	Nichirei Corp.	20,200	576,786
	Nichirin Co., Ltd.	5,330	61,889
	Nidec Corp.	11,436	908,473
	Nidec Corp., Sponsored ADR	10,124	201,670
	Nifco, Inc.	28,400	638,095
	Nihon Chouzai Co., Ltd.	10,120	151,010
*	Nihon Dempa Kogyo Co., Ltd.	9,800	27,893
	Nihon Denkei Co., Ltd.	2,400	27,010
	Nihon Flush Co., Ltd.	4,600	62,706
	Nihon House Holdings Co., Ltd.	21,800	48,141
	Nihon Kohden Corp.	13,500	463,109
	Nihon M&A Center, Inc.	24,400	1,188,109

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Nohyaku Co., Ltd.	10,800	$48,999
	Nihon Parkerizing Co., Ltd.	10,200	98,989
	Nihon Plast Co., Ltd.	7,300	26,093
	Nihon Tokushu Toryo Co., Ltd.	5,200	46,541
	Nihon Unisys, Ltd.	31,700	959,274
	Nihon Yamamura Glass Co., Ltd.	3,300	26,113
	Nikkato Corp.	3,000	18,909
	Nikkiso Co., Ltd.	25,800	215,391
	Nikkon Holdings Co., Ltd.	23,900	435,551
	Nikon Corp.	41,900	292,941
	Nintendo Co., Ltd.	1,700	747,677
	Nippi, Inc.	1,200	36,753
	Nippo Corp.	17,000	450,855
	Nippon Air Conditioning Services Co., Ltd.	7,000	48,191
	Nippon Aqua Co., Ltd.	4,000	23,276
	Nippon Carbide Industries Co., Inc.	3,200	34,211
	Nippon Carbon Co., Ltd.	5,900	176,923
	Nippon Chemical Industrial Co., Ltd.	3,000	58,252
*	Nippon Chemi-Con Corp.	5,500	87,406
	Nippon Chemiphar Co., Ltd.	1,200	27,805
	Nippon Coke & Engineering Co., Ltd.	81,900	46,653
	Nippon Commercial Development Co., Ltd.	5,300	71,289
	Nippon Concept Corp.	2,900	32,351
	Nippon Concrete Industries Co., Ltd.	17,800	43,222
*	Nippon Denko Co., Ltd.	52,200	70,701
	Nippon Densetsu Kogyo Co., Ltd.	14,800	298,800
	Nippon Dry-Chemical Co., Ltd.	1,400	20,580
	Nippon Electric Glass Co., Ltd.	25,300	413,814
	Nippon Express Co., Ltd.	22,800	1,083,891
	Nippon Filcon Co., Ltd.	7,300	35,689
	Nippon Flour Mills Co., Ltd.	11,600	182,847
	Nippon Gas Co., Ltd.	21,300	999,824
	Nippon Kayaku Co., Ltd.	37,300	365,903
*	Nippon Kinzoku Co., Ltd.	2,600	13,310
	Nippon Kodoshi Corp.	3,900	36,444
	Nippon Koei Co., Ltd.	6,300	161,615
*	Nippon Koshuha Steel Co., Ltd.	4,600	13,365
	Nippon Light Metal Holdings Co., Ltd.	359,000	591,529
	Nippon Paint Holdings Co., Ltd.	3,200	218,820
	Nippon Paper Industries Co., Ltd.	44,100	555,366
	Nippon Parking Development Co., Ltd., Class C	73,000	84,023
	Nippon Pillar Packing Co., Ltd.	10,000	136,952
	Nippon Piston Ring Co., Ltd.	3,700	38,983
	Nippon Road Co., Ltd. (The)	3,100	217,693
	Nippon Seisen Co., Ltd.	1,400	39,703
*	Nippon Sharyo, Ltd.	4,700	105,076
*	Nippon Sheet Glass Co., Ltd.	46,200	151,134
	Nippon Shokubai Co., Ltd.	8,100	402,617
	Nippon Signal Co., Ltd.	11,700	111,308
	Nippon Soda Co., Ltd.	9,600	246,543
	Nippon Steel Corp.	94,378	773,843
	Nippon Steel Trading Corp.	6,152	183,429
	Nippon Suisan Kaisha, Ltd.	177,500	744,671
	Nippon Systemware Co., Ltd.	3,100	53,822
	Nippon Telegraph & Telephone Corp.	61,200	1,420,541
	Nippon Thompson Co., Ltd.	27,900	80,663
	Nippon Tungsten Co., Ltd.	800	13,439
	Nippon Yakin Kogyo Co., Ltd.	7,650	105,792
	Nippon Yusen K.K.	42,900	558,213

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Nipro Corp.	80,100	$857,646
Nishimatsu Construction Co., Ltd.	20,800	386,198
Nishimoto Co., Ltd.	400	7,016
Nishi-Nippon Financial Holdings, Inc.	54,600	340,895
Nishi-Nippon Railroad Co., Ltd.	17,900	449,314
Nishio Rent All Co., Ltd.	12,300	234,227
Nissan Chemical Corp.	20,700	1,096,300
Nissan Motor Co., Ltd.	289,600	990,595
Nissan Shatai Co., Ltd.	26,000	193,379
Nissan Tokyo Sales Holdings Co., Ltd.	12,100	27,309
Nissei ASB Machine Co., Ltd.	3,100	78,674
Nissei Plastic Industrial Co., Ltd.	5,800	43,059
Nissha Co., Ltd.	15,900	164,909
Nisshin Oillio Group, Ltd. (The)	7,200	218,192
Nisshin Seifun Group, Inc.	3,930	60,200
Nisshinbo Holdings, Inc.	63,155	377,745
Nissin Corp.	6,100	84,314
Nissin Electric Co., Ltd.	12,000	112,431
Nissin Foods Holdings Co., Ltd.	100	9,033
Nitori Holdings Co., Ltd.	3,700	810,064
Nitta Corp.	8,800	186,510
Nitta Gelatin, Inc.	6,300	35,725
Nittan Valve Co., Ltd.	9,600	19,079
Nitto Denko Corp.	24,800	1,405,675
Nitto Fuji Flour Milling Co., Ltd.	700	39,813
Nitto Kogyo Corp.	8,600	139,905
Nitto Seiko Co., Ltd.	14,400	64,390
Nittoc Construction Co., Ltd.	12,900	88,318
Noda Corp.	5,400	29,589
Noevir Holdings Co., Ltd.	5,300	219,327
NOF Corp.	15,500	580,371
Nohmi Bosai, Ltd.	8,400	161,985
Nojima Corp.	18,900	473,853
NOK Corp.	25,900	282,133
Nomura Co., Ltd.	27,900	178,316
Nomura Holdings, Inc.	116,600	548,740
Nomura Holdings, Inc., Sponsored ADR	102,675	481,546
Nomura Real Estate Holdings, Inc.	39,600	654,698
Nomura Research Institute, Ltd.	15,079	397,986
Noritake Co., Ltd.	3,800	114,271
Noritsu Koki Co., Ltd.	7,300	104,695
Noritz Corp.	14,100	171,390
North Pacific Bank, Ltd.	108,400	207,483
Nozawa Corp.	3,700	23,570
NS Solutions Corp.	11,300	297,575
NS Tool Co., Ltd.	1,600	37,952
NS United Kaiun Kaisha, Ltd.	5,700	77,703
NSD Co., Ltd.	17,260	313,870
NSK, Ltd.	93,600	630,081
NTN Corp.	248,100	433,781
NTT Data Corp.	73,200	832,229
NTT DOCOMO, Inc.	138,800	3,821,319
Oat Agrio Co., Ltd.	1,400	13,154
Obara Group, Inc.	6,000	193,007
Obayashi Corp.	227,700	2,032,994
OBIC Business Consultants Co., Ltd.	700	41,195
Obic Co., Ltd.	1,600	286,927
Odakyu Electric Railway Co., Ltd.	27,100	567,118
Oenon Holdings, Inc.	26,500	100,390

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank, Ltd. (The)	15,000	$294,608
	Ohara, Inc.	3,000	27,133
	Ohba Co., Ltd.	4,400	26,775
	Ohsho Food Service Corp.	4,400	209,823
	Oiles Corp.	9,184	117,611
	Oita Bank, Ltd. (The)	13,100	293,033
	Oji Holdings Corp.	328,700	1,379,429
	Okabe Co., Ltd.	18,500	123,944
	Okada Aiyon Corp.	1,200	9,729
	Okamoto Industries, Inc.	3,600	136,263
	Okamoto Machine Tool Works, Ltd.	2,400	45,068
	Okamura Corp.	25,300	164,523
	Okasan Securities Group, Inc.	69,800	198,582
	Oki Electric Industry Co., Ltd.	55,700	494,343
	Okinawa Cellular Telephone Co.	5,100	204,171
	Okinawa Electric Power Co., Inc. (The)	13,485	210,247
*	OKK Corp.	4,700	14,110
	OKUMA Corp.	8,600	332,238
	Okura Industrial Co., Ltd.	4,100	54,019
	Okuwa Co., Ltd.	12,300	171,472
	Olympic Group Corp.	4,500	40,915
	Olympus Corp.	118,200	2,126,000
	Omron Corp.	7,700	554,629
	Ono Pharmaceutical Co., Ltd.	5,000	140,537
	ONO Sokki Co., Ltd.	2,500	11,322
	Onoken Co., Ltd.	7,900	86,162
	Onward Holdings Co., Ltd.	42,600	104,619
*	Open Door, Inc.	4,800	43,482
	Open House Co., Ltd.	25,600	722,529
	Optex Group Co., Ltd.	8,600	88,771
	Oracle Corp.	4,500	542,081
	Organo Corp.	3,300	166,625
	Orient Corp.	216,900	209,087
	Oriental Land Co., Ltd.	4,500	542,892
	Origin Co., Ltd.	2,800	32,732
	Osaka Gas Co., Ltd.	24,200	448,709
	Osaka Organic Chemical Industry, Ltd.	7,300	179,658
	Osaka Soda Co., Ltd.	7,400	159,775
	OSAKA Titanium Technologies Co., Ltd.	3,000	22,544
	Osaki Electric Co., Ltd.	15,500	72,887
	OSG Corp.	37,700	513,704
	OSJB Holdings Corp.	30,800	65,624
	Otsuka Corp.	7,200	375,402
	Otsuka Holdings Co., Ltd.	6,400	265,431
	OUG Holdings, Inc.	1,000	25,263
	Outsourcing, Inc.	46,600	257,691
	Ozu Corp.	800	12,834
	Pacific Industrial Co., Ltd.	19,700	144,548
	Pack Corp. (The)	3,600	90,218
	PAL GROUP Holdings Co., Ltd.	12,800	131,811
	PALTAC Corp.	1,650	89,372
	Paltek Corp.	3,000	15,110
	Pan Pacific International Holdings Corp.	25,600	580,224
	Panasonic Corp.	420,044	3,638,158
	PAPYLESS Co., Ltd.	1,100	27,257
	Paraca, Inc.	2,400	34,340
	Paramount Bed Holdings Co., Ltd.	6,200	264,325
	Park24 Co., Ltd.	25,900	345,062
	Parker Corp.	4,000	16,783

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pasco Corp.	2,400	$29,408
	Pasona Group, Inc.	11,300	132,837
	PC Depot Corp.	11,820	70,755
	PCI Holdings, Inc.	1,000	9,787
	Pegasus Sewing Machine Manufacturing Co., Ltd.	8,500	20,246
	Penta-Ocean Construction Co., Ltd.	186,200	978,751
*	Pepper Food Service Co., Ltd.	3,600	13,986
*	PeptiDream, Inc.	7,500	302,147
	Persol Holdings Co., Ltd.	23,000	290,774
	Phil Co., Inc.	1,600	22,847
	PIA Corp.	1,300	30,584
	Pickles Corp.	1,900	47,671
	Pigeon Corp.	19,100	742,571
	Pilot Corp.	9,400	261,213
	Piolax, Inc.	9,800	135,200
	Plenus Co., Ltd.	2,400	36,667
	Pola Orbis Holdings, Inc.	8,500	141,324
	Poletowin Pitcrew Holdings, Inc.	19,800	169,060
	Press Kogyo Co., Ltd.	46,100	119,408
	Pressance Corp.	13,400	147,215
	Prestige International, Inc.	29,200	228,083
	Prima Meat Packers, Ltd.	21,800	582,395
	Pronexus, Inc.	1,200	12,731
	Pro-Ship, Inc.	1,000	12,980
	Proto Corp.	12,200	120,410
	PS Mitsubishi Construction Co., Ltd.	19,300	92,532
	Punch Industry Co., Ltd.	11,100	41,141
	Qol Holdings Co., Ltd.	15,600	152,205
	Quick Co., Ltd.	4,000	38,755
	Raccoon Holdings, Inc.	3,200	35,450
	Raito Kogyo Co., Ltd.	20,500	284,788
	Raiznext Corp.	9,900	111,852
	Rakus Co., Ltd.	12,500	288,613
	Rakuten, Inc.	47,700	438,331
	Rasa Corp.	2,600	23,034
	Rasa Industries, Ltd.	4,600	62,294
	Raysum Co., Ltd.	4,300	35,093
	Recruit Holdings Co., Ltd.	103,500	3,228,769
	Relia, Inc.	12,300	130,193
	Relo Group, Inc.	26,000	451,877
	Renaissance, Inc.	4,600	32,789
*	Renesas Electronics Corp.	126,900	698,008
	Rengo Co., Ltd.	87,400	657,425
*	RENOVA, Inc.	2,500	25,164
	Resona Holdings, Inc.	286,369	938,795
	Resorttrust, Inc.	42,500	474,713
	Restar Holdings Corp.	5,000	88,914
	Retail Partners Co., Ltd.	5,900	118,864
	Rheon Automatic Machinery Co., Ltd.	1,200	13,796
	Riberesute Corp.	3,100	20,038
	Ricoh Co., Ltd.	123,281	793,900
	Ricoh Leasing Co., Ltd.	7,700	194,817
	Ride On Express Holdings Co., Ltd.	5,800	136,998
*	Right On Co., Ltd.	7,700	39,091
	Riken Corp.	3,400	83,247
	Riken Keiki Co., Ltd.	4,200	97,792
	Riken Technos Corp.	17,100	61,356
	Riken Vitamin Co., Ltd.	4,800	100,319
	Ringer Hut Co., Ltd.	6,500	129,595

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rinnai Corp.	1,400	$114,749
	Rion Co., Ltd.	3,100	57,179
	Riso Kagaku Corp.	7,360	86,078
	Riso Kyoiku Co., Ltd.	43,200	123,675
	Rock Field Co., Ltd.	2,300	26,579
	Rohm Co., Ltd.	8,100	520,131
	Rohto Pharmaceutical Co., Ltd.	13,600	419,784
	Rokko Butter Co., Ltd.	7,500	109,606
	Roland DG Corp.	8,000	84,159
	Rorze Corp.	4,500	231,372
	Round One Corp.	44,800	266,639
	Royal Holdings Co., Ltd.	14,600	206,271
	RS Technologies Co., Ltd.	2,500	94,624
	Ryobi, Ltd.	13,700	130,823
	Ryoden Corp.	6,900	90,948
	Ryohin Keikaku Co., Ltd.	44,000	530,341
	Ryosan Co., Ltd.	8,200	155,901
	S Foods, Inc.	4,500	107,702
	S LINE Co., Ltd.	1,300	10,997
	Sac's Bar Holdings, Inc.	9,350	41,976
	Sagami Rubber Industries Co., Ltd.	2,000	30,758
	Saibu Gas Co., Ltd.	10,200	216,917
	Saizeriya Co., Ltd.	13,800	215,031
	Sakai Chemical Industry Co., Ltd.	6,400	116,935
	Sakai Heavy Industries, Ltd.	1,600	32,644
	Sakai Moving Service Co., Ltd.	5,700	243,563
	Sakata INX Corp.	16,700	154,387
	Sakura Internet, Inc.	9,500	47,660
	Sala Corp.	28,100	144,118
	SAMTY Co., Ltd.	9,500	103,246
	San Holdings, Inc.	3,200	33,615
	San ju San Financial Group, Inc.	6,990	82,883
	San-A Co., Ltd.	4,400	165,924
	San-Ai Oil Co., Ltd.	27,500	222,804
*	Sanden Holdings Corp.	12,700	31,294
	Sanei Architecture Planning Co., Ltd.	6,800	76,775
	Sangetsu Corp.	5,000	68,391
	San-In Godo Bank, Ltd. (The)	62,700	293,193
*	Sanix, Inc.	10,700	23,887
	Sanken Electric Co., Ltd.	18,100	348,517
	Sanki Engineering Co., Ltd.	20,500	225,211
	Sanko Gosei, Ltd.	4,800	11,435
	Sanko Metal Industrial Co., Ltd.	1,200	23,633
	Sankyo Co., Ltd.	10,200	255,158
	Sankyo Frontier Co., Ltd.	1,000	31,473
	Sankyo Tateyama, Inc.	9,600	72,298
	Sankyu, Inc.	18,800	648,207
	Sanoh Industrial Co., Ltd.	12,800	73,892
	Sanoyas Holdings Corp.	8,700	13,005
	Sansei Technologies, Inc.	1,000	5,751
	Sansha Electric Manufacturing Co., Ltd.	6,400	34,179
	Sanshin Electronics Co., Ltd.	4,300	71,387
	Santen Pharmaceutical Co., Ltd.	21,600	364,445
	Sanwa Holdings Corp.	66,200	567,337
	Sanyo Chemical Industries, Ltd.	6,400	272,810
	Sanyo Denki Co., Ltd.	1,700	76,187
	Sanyo Electric Railway Co., Ltd.	5,500	109,488
	Sanyo Special Steel Co., Ltd.	10,100	72,751
	Sanyo Trading Co., Ltd.	11,800	100,887

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sapporo Holdings, Ltd.	39,500	$680,229
	Sato Holdings Corp.	14,500	301,114
	Sato Shoji Corp.	5,900	48,177
	Satori Electric Co., Ltd.	7,500	53,807
	Sawada Holdings Co., Ltd.	8,500	72,294
	Sawai Pharmaceutical Co., Ltd.	16,700	793,334
*	Saxa Holdings, Inc.	2,300	30,621
	SB Technology Corp.	5,200	159,718
	SBI Holdings, Inc.	37,730	794,477
	SBS Holdings, Inc.	14,000	297,986
	Scala, Inc.	9,000	48,630
	SCREEN Holdings Co., Ltd.	5,100	256,332
	Scroll Corp.	14,700	77,151
	SCSK Corp.	6,100	310,468
	SEC Carbon, Ltd.	600	33,568
	Secom Co., Ltd.	6,900	596,705
	Seed Co., Ltd.	9,000	53,745
	Seibu Holdings, Inc.	54,500	487,090
	Seika Corp.	4,300	45,733
	Seikagaku Corp.	7,800	73,985
	Seikitokyu Kogyo Co., Ltd.	20,100	136,648
	Seiko Epson Corp.	80,000	848,721
	Seiko Holdings Corp.	14,200	194,377
	Seiko PMC Corp.	2,100	13,546
	Seino Holdings Co., Ltd.	37,400	460,311
	Seiren Co., Ltd.	20,800	239,890
	Sekisui Chemical Co., Ltd.	98,300	1,338,085
	Sekisui House, Ltd.	38,300	699,502
	Sekisui Kasei Co., Ltd.	11,000	53,286
	Senko Group Holdings Co., Ltd.	64,400	481,553
	Senshu Electric Co., Ltd.	3,900	110,226
	Senshu Ikeda Holdings, Inc.	87,240	128,455
	Seria Co., Ltd.	14,500	580,157
	Seven & I Holdings Co., Ltd.	117,900	3,562,880
	Seven Bank, Ltd.	210,600	516,608
	SFP Holdings Co., Ltd.	5,100	58,477
	Sharp Corp.	27,500	271,421
	Shibaura Electronics Co., Ltd.	4,300	82,252
	Shibaura Machine Co., Ltd.	9,900	185,490
	Shibaura Mechatronics Corp.	1,700	41,836
	Shibusawa Warehouse Co., Ltd. (The)	3,000	50,670
	Shibuya Corp.	6,800	176,158
*	Shidax Corp.	4,300	8,538
*	SHIFT, Inc.	300	31,845
	Shiga Bank, Ltd. (The)	16,800	366,888
	Shikibo, Ltd.	5,500	52,549
	Shikoku Bank, Ltd. (The)	13,300	88,849
	Shikoku Chemicals Corp.	10,100	104,212
	Shikoku Electric Power Co., Inc.	41,200	277,230
	Shima Seiki Manufacturing, Ltd.	10,700	126,300
	Shimachu Co., Ltd.	16,300	443,561
	Shimadzu Corp.	15,400	392,997
	Shimano, Inc.	2,400	521,131
	Shimizu Bank, Ltd. (The)	13,500	191,369
	Shimizu Corp.	167,600	1,201,461
	Shimojima Co., Ltd.	1,700	18,500
	Shin Nippon Air Technologies Co., Ltd.	4,800	98,296
	Shinagawa Refractories Co., Ltd.	2,700	51,978
	Shindengen Electric Manufacturing Co., Ltd.	2,200	41,112

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin-Etsu Chemical Co., Ltd.	31,400	$3,675,016
	Shin-Etsu Polymer Co., Ltd.	21,700	175,906
	Shinko Electric Industries Co., Ltd.	17,200	258,975
	Shinko Shoji Co., Ltd.	15,700	126,051
	Shinmaywa Industries, Ltd.	28,800	252,026
	Shinnihon Corp.	17,200	127,432
	Shinoken Group Co., Ltd.	20,000	144,977
	Shinsei Bank, Ltd.	33,300	376,198
	Shinsho Corp.	2,400	39,440
	Shionogi & Co., Ltd.	10,000	594,909
	Ship Healthcare Holdings, Inc.	18,000	774,941
	Shiseido Co., Ltd.	31,400	1,749,488
	Shizuki Electric Co., Inc.	4,900	24,014
	Shizuoka Bank, Ltd. (The)	72,800	472,781
	Shizuoka Gas Co., Ltd.	27,900	224,699
	SHO-BOND Holdings Co., Ltd.	2,800	120,760
	Shoei Co., Ltd.	8,800	234,478
	Shoei Foods Corp.	4,400	152,489
	Shofu, Inc.	3,400	43,335
*	Shoko Co., Ltd.	4,400	24,299
	Showa Corp.	32,700	691,102
	Showa Denko K.K.	69,600	1,442,957
	Showa Sangyo Co., Ltd.	8,200	265,441
	Showa Shinku Co., Ltd.	800	10,172
	Sigma Koki Co., Ltd.	900	8,811
	SIGMAXYZ, Inc.	2,500	36,938
	Siix Corp.	15,800	124,046
	Sinanen Holdings Co., Ltd.	3,600	97,655
	Sinfonia Technology Co., Ltd.	13,400	127,695
	Sinko Industries, Ltd.	8,600	113,778
	SK-Electronics Co., Ltd.	5,300	48,660
	SKY Perfect JSAT Holdings, Inc.	72,000	264,950
	Skylark Holdings Co., Ltd.	58,400	809,878
	SMC Corp.	500	262,774
	SMK Corp.	2,800	61,120
	SMS Co., Ltd.	24,800	615,383
	Snow Peak, Inc.	1,000	10,755
	Soda Nikka Co., Ltd.	9,000	42,994
	Sodick Co., Ltd.	15,700	122,445
	SoftBank Group Corp.	315,992	19,930,586
	Softbrain Co., Ltd.	13,800	44,435
	Softcreate Holdings Corp.	4,200	91,255
	Software Service, Inc.	800	82,871
	Sohgo Security Services Co., Ltd.	5,700	268,898
	Sojitz Corp.	265,800	557,561
	Soken Chemical & Engineering Co., Ltd.	2,700	29,520
	Solasto Corp.	16,200	156,786
	Soliton Systems K.K.	3,000	42,172
	Sompo Holdings, Inc.	23,475	773,599
	Sony Corp.	88,100	6,844,930
	Sony Corp., Sponsored ADR	41,118	3,205,559
	Sotetsu Holdings, Inc.	14,400	343,435
	Space Co., Ltd.	2,820	23,978
	Space Value Holdings Co., Ltd.	17,900	55,427
	Sparx Group Co., Ltd.	45,200	81,138
	SPK Corp.	2,400	30,456
	S-Pool, Inc.	8,400	52,288
	Square Enix Holdings Co., Ltd.	8,900	478,194
	SRA Holdings	5,600	121,054

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	St Marc Holdings Co., Ltd.	9,100	$125,692
	Stanley Electric Co., Ltd.	26,400	632,407
	Star Mica Holdings Co., Ltd.	2,700	29,796
	Star Micronics Co., Ltd.	24,100	270,196
	Starts Corp., Inc.	21,200	386,978
	Starzen Co., Ltd.	2,500	89,419
	St-Care Holding Corp.	4,900	19,129
	Stella Chemifa Corp.	4,900	125,917
	Step Co., Ltd.	1,700	23,253
	Strike Co., Ltd.	3,700	162,477
	Studio Alice Co., Ltd.	6,500	87,375
	Subaru Corp.	38,800	732,831
	Sugi Holdings Co., Ltd.	5,300	382,955
	Sugimoto & Co., Ltd.	4,100	67,647
	SUMCO Corp.	75,600	1,172,935
	Sumida Corp.	16,700	101,423
	Suminoe Textile Co., Ltd.	2,900	45,313
	Sumitomo Bakelite Co., Ltd.	10,800	262,051
	Sumitomo Chemical Co., Ltd.	445,455	1,285,413
	Sumitomo Corp.	79,900	887,667
	Sumitomo Dainippon Pharma Co., Ltd.	13,300	166,107
	Sumitomo Densetsu Co., Ltd.	8,200	167,654
	Sumitomo Electric Industries, Ltd.	163,500	1,826,723
	Sumitomo Forestry Co., Ltd.	82,800	925,741
	Sumitomo Heavy Industries, Ltd.	49,400	962,562
	Sumitomo Metal Mining Co., Ltd.	34,800	1,046,072
	Sumitomo Mitsui Construction Co., Ltd.	126,320	490,617
	Sumitomo Mitsui Financial Group, Inc.	87,183	2,323,116
	Sumitomo Mitsui Trust Holdings, Inc.	21,844	560,825
	Sumitomo Osaka Cement Co., Ltd.	16,800	565,138
*	Sumitomo Precision Products Co., Ltd.	1,200	22,953
	Sumitomo Realty & Development Co., Ltd.	24,100	614,599
	Sumitomo Riko Co., Ltd.	21,900	102,486
	Sumitomo Rubber Industries, Ltd.	92,834	772,320
	Sumitomo Seika Chemicals Co., Ltd.	5,300	168,210
	Sun Frontier Fudousan Co., Ltd.	23,300	180,455
	Suncall Corp.	8,000	28,222
	Sundrug Co., Ltd.	11,600	394,759
	Suntory Beverage & Food, Ltd.	12,300	464,279
	Sun-Wa Technos Corp.	5,200	37,964
	Suruga Bank, Ltd.	11,300	38,033
	Suzuken Co., Ltd.	6,360	226,239
	Suzuki Co., Ltd.	4,800	28,840
	Suzuki Motor Corp.	46,100	1,512,699
	SWCC Showa Holdings Co., Ltd.	45,000	524,167
	Sysmex Corp.	15,200	1,168,828
	System Information Co., Ltd.	2,300	30,096
	System Research Co., Ltd.	2,400	42,184
	Systena Corp.	28,200	423,164
	Syuppin Co., Ltd.	9,000	52,597
	T Hasegawa Co., Ltd.	8,200	163,789
	T RAD Co., Ltd.	3,900	48,584
	T&D Holdings, Inc.	78,000	642,056
	T&K Toka Co., Ltd.	8,300	60,910
	Tachibana Eletech Co., Ltd.	6,120	93,941
	Tachikawa Corp.	5,200	56,752
	Tachi-S Co., Ltd.	11,000	87,672
	Tadano, Ltd.	37,100	297,403
	Taihei Dengyo Kaisha, Ltd.	5,300	107,486

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiheiyo Cement Corp.	54,922	$1,191,977
	Taiheiyo Kouhatsu, Inc.	2,700	15,462
	Taiho Kogyo Co., Ltd.	6,900	32,671
	Taikisha, Ltd.	5,600	157,397
	Taiko Bank, Ltd. (The)	1,500	17,694
	Taisei Corp.	54,400	1,868,633
	Taisei Lamick Co., Ltd.	1,700	43,098
	Taiyo Holdings Co., Ltd.	4,800	226,765
	Taiyo Nippon Sanso Corp.	30,100	474,782
	Taiyo Yuden Co., Ltd.	34,500	1,093,628
	Takamatsu Construction Group Co., Ltd.	6,000	121,910
	Takamatsu Machinery Co., Ltd.	600	3,715
	Takamiya Co., Ltd.	11,200	57,238
	Takaoka Toko Co., Ltd.	3,380	29,777
	Takara Holdings, Inc.	3,800	32,750
	Takara Leben Co., Ltd.	58,700	185,657
	Takara Standard Co., Ltd.	14,500	195,793
	Takasago International Corp.	5,000	95,748
	Takasago Thermal Engineering Co., Ltd.	12,000	159,404
	Takashima & Co., Ltd.	1,600	24,648
	Takashimaya Co., Ltd.	46,600	310,149
	Take And Give Needs Co., Ltd.	4,820	21,834
	TAKEBISHI Corp.	3,900	49,180
*	Takeda Pharmaceutical Co, Ltd., Sponsored ADR	5,265	95,816
	Takeda Pharmaceutical Co., Ltd.	51,008	1,849,897
	Takeei Corp.	13,100	145,314
	Takemoto Yohki Co., Ltd.	3,400	25,647
	Takeuchi Manufacturing Co., Ltd.	17,400	290,099
	Takihyo Co., Ltd.	2,500	43,612
	Takisawa Machine Tool Co., Ltd.	2,300	21,424
	Tama Home Co., Ltd.	10,000	103,236
	Tamron Co., Ltd.	7,000	111,265
	Tamura Corp.	28,000	112,000
	Tanseisha Co., Ltd.	10,300	57,230
	Tatsuta Electric Wire and Cable Co., Ltd.	17,800	97,538
	Tayca Corp.	6,500	78,853
	Tbk Co., Ltd.	9,700	38,828
	TDC Soft, Inc.	6,600	54,195
	TDK Corp., Sponsored ADR	7,012	778,262
	TDK Corp.	16,000	1,781,390
	Tear Corp.	5,100	20,515
	TechMatrix Corp.	11,400	196,649
	Techno Smart Corp.	1,600	11,954
	TechnoPro Holdings, Inc.	14,100	720,510
	Teijin, Ltd.	93,700	1,353,190
	Teikoku Electric Manufacturing Co., Ltd.	6,700	74,632
	Tekken Corp.	4,900	87,300
	Tenpos Holdings Co., Ltd.	800	13,834
	Terasaki Electric Co., Ltd.	800	7,365
	Terumo Corp.	52,000	1,967,215
	T-Gaia Corp.	6,700	120,403
	THK Co., Ltd.	24,800	584,294
	TIS, Inc.	46,100	987,259
	Toa Corp.	10,300	65,002
	Toa Corp.	8,500	124,249
	Toa Oil Co., Ltd.	2,500	44,792
	TOA ROAD Corp.	2,400	77,493
	Tobishima Corp.	10,210	97,129
	Tobu Railway Co., Ltd.	15,700	439,660

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOC Co., Ltd.	15,400	$92,068
	Tocalo Co., Ltd.	33,200	371,851
	Tochigi Bank, Ltd. (The)	40,300	59,130
	Toda Corp.	65,000	416,954
*	Toda Kogyo Corp.	2,100	33,830
	Toei Animation Co., Ltd.	4,900	252,200
	Toei Co., Ltd.	600	79,744
	Toell Co., Ltd.	2,100	13,355
	Toenec Corp.	3,900	138,108
	Togami Electric Manufacturing Co., Ltd.	800	11,299
	Toho Bank, Ltd. (The)	68,800	144,290
	Toho Co., Ltd.	3,500	104,040
	Toho Co., Ltd.	3,800	62,905
	Toho Gas Co., Ltd.	10,800	471,303
	Toho Holdings Co., Ltd.	20,600	352,756
	Toho Titanium Co., Ltd.	20,600	110,625
*	Toho Zinc Co., Ltd.	3,600	49,360
	Tohoku Bank, Ltd. (The)	4,000	36,376
	Tohoku Electric Power Co., Inc.	37,800	357,216
	Tohto Suisan Co., Ltd.	1,300	37,684
	Tokai Carbon Co., Ltd.	86,100	751,203
	Tokai Corp.	7,200	144,564
	TOKAI Holdings Corp.	59,200	552,079
	Tokai Lease Co., Ltd.	200	2,416
	Tokai Rika Co., Ltd.	32,400	405,241
	Tokai Tokyo Financial Holdings, Inc.	93,600	202,106
	Tokio Marine Holdings, Inc.	21,200	895,169
	Tokushu Tokai Paper Co., Ltd.	4,200	171,987
	Tokuyama Corp.	45,600	1,068,039
*	Tokyo Base Co., Ltd.	6,600	17,071
	Tokyo Century Corp.	16,700	939,294
	Tokyo Dome Corp.	39,700	237,579
*	Tokyo Electric Power Co. Holdings, Inc.	129,188	344,575
	Tokyo Electron Device, Ltd.	1,000	30,821
	Tokyo Electron, Ltd.	11,200	3,099,233
	Tokyo Energy & Systems, Inc.	10,600	73,105
	Tokyo Gas Co., Ltd.	28,000	594,499
	Tokyo Individualized Educational Institute, Inc.	2,600	12,097
	Tokyo Keiki, Inc.	5,500	47,420
	Tokyo Kiraboshi Financial Group, Inc.	11,413	117,050
	Tokyo Ohka Kogyo Co., Ltd.	8,900	470,809
	Tokyo Rakutenchi Co., Ltd.	1,000	36,040
*	Tokyo Rope Manufacturing Co., Ltd.	6,700	32,226
	Tokyo Sangyo Co., Ltd.	9,500	42,843
	Tokyo Seimitsu Co., Ltd.	16,000	511,299
	Tokyo Steel Manufacturing Co., Ltd.	39,000	220,270
	Tokyo Tatemono Co., Ltd.	68,900	736,402
	Tokyo Tekko Co., Ltd.	4,500	65,447
	Tokyo Theatres Co., Inc.	3,800	40,991
	Tokyotokeiba Co., Ltd.	5,600	219,354
	Tokyu Construction Co., Ltd.	55,100	256,224
	Tokyu Corp.	24,500	272,660
	Tokyu Fudosan Holdings Corp.	194,925	744,915
	Toli Corp.	21,200	48,518
	Tomato Bank, Ltd.	3,500	32,528
	Tomen Devices Corp.	1,600	55,229
	Tomoe Corp.	15,300	46,472
	Tomoe Engineering Co., Ltd.	3,600	65,463
*	Tomoegawa Co., Ltd.	1,400	11,869

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomoku Co., Ltd.	5,000	$79,799
	TOMONY Holdings, Inc.	62,000	189,092
	Tomy Co., Ltd.	55,100	413,417
	Tonami Holdings Co., Ltd.	2,700	144,387
	Topcon Corp.	62,000	405,644
	Topre Corp.	18,800	181,111
	Topy Industries, Ltd.	9,700	99,972
	Toray Industries, Inc.	256,800	1,111,574
	Toridoll Holdings Corp.	27,000	282,200
	Torikizoku Co., Ltd.	3,300	38,699
	Torishima Pump Manufacturing Co., Ltd.	8,300	66,446
	Tosei Corp.	21,800	168,762
	Toshiba Corp.	7,700	235,475
	Toshiba TEC Corp.	12,900	495,928
	Tosho Co., Ltd.	5,400	53,023
	Tosoh Corp.	123,000	1,650,922
	Totech Corp.	2,900	62,672
	Totetsu Kogyo Co., Ltd.	9,400	224,264
	TOTO, Ltd.	10,400	392,306
	Totoku Electric Co., Ltd.	1,700	34,080
	Tottori Bank, Ltd. (The)	4,000	41,221
	Tow Co., Ltd.	16,200	40,263
	Towa Bank, Ltd. (The)	17,500	105,329
	Towa Corp.	6,600	76,973
	Towa Pharmaceutical Co., Ltd.	15,000	269,808
	Toyo Construction Co., Ltd.	48,000	166,922
	Toyo Denki Seizo K.K.	2,600	25,528
*	Toyo Engineering Corp.	13,700	39,535
	Toyo Ink SC Holdings Co., Ltd.	16,100	290,259
	Toyo Kanetsu K.K.	4,300	79,963
	Toyo Logistics Co., Ltd.	6,800	19,999
	Toyo Machinery & Metal Co., Ltd.	7,600	27,568
	Toyo Securities Co., Ltd.	26,300	24,788
	Toyo Seikan Group Holdings, Ltd.	39,000	427,185
	Toyo Suisan Kaisha, Ltd.	1,600	97,272
	Toyo Tanso Co., Ltd.	5,500	82,949
	Toyo Tire Corp	66,600	886,147
	Toyo Wharf & Warehouse Co., Ltd.	2,200	29,204
	Toyobo Co., Ltd.	46,200	641,989
	Toyoda Gosei Co., Ltd.	36,600	717,671
	Toyota Boshoku Corp.	37,500	438,691
	Toyota Motor Corp., Sponsored ADR	42,528	5,075,292
	Toyota Motor Corp.	248,120	14,729,410
	Toyota Tsusho Corp.	25,100	636,621
	TPR Co., Ltd.	14,100	171,369
*	Traders Holdings Co., Ltd.	15,600	12,061
	Trancom Co., Ltd.	4,800	348,382
	Transaction Co., Ltd.	4,200	42,169
	Treasure Factory Co., Ltd.	2,000	12,783
	Trend Micro, Inc.	20,700	1,214,032
	Tri Chemical Laboratories, Inc.	2,000	198,729
	Trusco Nakayama Corp.	14,600	343,910
	TS Tech Co., Ltd.	22,200	563,109
	Tsubaki Nakashima Co., Ltd.	23,900	159,214
	Tsubakimoto Chain Co.	12,400	291,042
	Tsubakimoto Kogyo Co., Ltd.	1,500	40,685
*	Tsudakoma Corp.	1,800	14,400
	Tsugami Corp.	27,000	248,621
	Tsukada Global Holdings, Inc.	10,100	21,035

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsukishima Kikai Co., Ltd.	9,600	$103,327
	Tsukuba Bank, Ltd.	23,100	35,098
	Tsukui Corp.	36,700	158,090
	Tsumura & Co.	7,300	181,917
	Tsuruha Holdings, Inc.	5,200	721,062
	Tsurumi Manufacturing Co., Ltd.	6,800	115,938
	Tv Tokyo Holdings Corp.	5,300	110,051
	UACJ Corp.	20,791	350,968
	Ube Industries, Ltd.	65,120	1,063,549
	Uchida Yoko Co., Ltd.	3,400	205,834
	Ulvac, Inc.	18,300	542,880
*	Umenohana Co., Ltd.	500	4,525
	Unicharm Corp.	18,000	814,190
*	Uniden Holdings Corp.	1,400	21,324
	UNIMAT Retirement Community Co., Ltd.	2,100	19,123
	Union Tool Co.	2,100	51,175
	Unipres Corp.	23,200	173,675
	United Arrows, Ltd.	8,200	108,253
	United Super Markets Holdings, Inc.	25,200	303,610
	UNITED, Inc.	4,700	46,946
*	Unitika, Ltd.	39,400	118,420
*	Universal Entertainment Corp.	6,600	116,195
	Urbanet Corp. Co., Ltd.	10,100	24,529
	Usen-Next Holdings Co., Ltd.	2,200	23,884
	USS Co., Ltd.	12,400	183,842
*	UT Group Co., Ltd.	9,400	191,657
	Utoc Corp.	7,600	34,790
	V Technology Co., Ltd.	4,000	128,363
	Valor Holdings Co., Ltd.	21,200	460,320
	Valqua, Ltd.	8,100	139,117
	Value HR Co., Ltd.	1,000	12,258
	ValueCommerce Co., Ltd.	9,900	293,288
	V-Cube, Inc.	2,300	27,703
*	Vector, Inc.	9,500	65,642
	Vertex Corp.	3,020	49,266
*	VIA Holdings, Inc.	5,300	13,940
*	Village Vanguard Co., Ltd.	2,800	25,393
*	Vision, Inc.	8,100	45,003
*	Visionary Holdings Co., Ltd.	5,890	16,064
	Vital KSK Holdings, Inc.	15,200	146,326
	VT Holdings Co., Ltd.	57,900	171,378
	Wacoal Holdings Corp.	17,900	302,310
	Wacom Co., Ltd.	20,600	111,858
	Wakachiku Construction Co., Ltd.	5,800	61,501
	Wakita & Co., Ltd.	15,200	129,422
	Warabeya Nichiyo Holdings Co., Ltd.	6,700	97,059
	Watahan & Co., Ltd.	4,200	86,669
	WATAMI Co., Ltd.	8,800	64,716
	Watts Co., Ltd.	3,600	34,060
	WDB Holdings Co., Ltd.	2,900	68,817
	Weathernews, Inc.	1,400	51,070
	Welcia Holdings Co., Ltd.	8,600	787,318
	West Holdings Corp.	13,780	318,499
	West Japan Railway Co.	7,700	332,524
	Will Group, Inc.	6,200	31,798
	WIN-Partners Co., Ltd.	6,000	51,972
	Wood One Co., Ltd.	3,700	40,492
	Workman Co., Ltd.	800	75,578
	World Holdings Co., Ltd.	4,300	58,102

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wowow, Inc.	3,400	$79,154
	Xebio Holdings Co., Ltd.	9,600	61,861
	YAC Holdings Co., Ltd.	4,800	27,464
	Yachiyo Industry Co., Ltd.	3,600	12,846
	Yahagi Construction Co., Ltd.	13,000	93,889
	Yakult Honsha Co., Ltd.	3,000	171,465
	YAMABIKO Corp.	14,900	121,489
	YAMADA Consulting Group Co., Ltd.	5,200	55,332
	Yamada Denki Co., Ltd.	96,040	416,679
	Yamagata Bank, Ltd. (The)	9,800	116,436
	Yamaguchi Financial Group, Inc.	55,600	328,311
	Yamaha Corp.	6,300	290,472
	Yamaha Motor Co., Ltd.	91,700	1,337,175
	Yamaichi Electronics Co., Ltd.	11,400	135,719
	YA-MAN, Ltd.	10,400	94,122
	Yamanashi Chuo Bank, Ltd. (The)	11,500	85,782
	Yamatane Corp.	4,600	53,428
	Yamato Holdings Co., Ltd.	43,000	1,108,781
	Yamaura Corp.	1,900	14,497
	Yamaya Corp.	2,500	46,266
	Yamazaki Baking Co., Ltd.	26,000	436,286
	Yamazen Corp.	13,400	120,802
	Yaoko Co., Ltd.	9,700	770,862
	Yashima Denki Co., Ltd.	6,000	49,464
	Yaskawa Electric Corp.	11,900	395,643
	Yasunaga Corp.	4,700	40,365
	Yellow Hat, Ltd.	14,400	189,006
	Yokogawa Bridge Holdings Corp.	11,700	205,797
	Yokogawa Electric Corp.	28,100	431,619
	Yokohama Reito Co., Ltd.	16,100	128,140
	Yokohama Rubber Co., Ltd. (The)	62,800	803,284
	Yokowo Co., Ltd.	9,400	212,297
	Yomiuri Land Co., Ltd.	2,200	69,113
	Yondenko Corp.	2,000	42,065
	Yondoshi Holdings, Inc.	4,200	70,137
	Yorozu Corp.	9,700	92,708
	Yossix Co., Ltd.	1,000	14,555
	Yotai Refractories Co., Ltd.	8,000	52,931
	Yuasa Funashoku Co., Ltd.	400	11,172
	Yuasa Trading Co., Ltd.	6,100	163,105
	Yuken Kogyo Co., Ltd.	1,600	22,668
	Yumeshin Holdings Co., Ltd.	16,300	81,950
	Yurtec Corp.	15,400	88,460
	Yushiro Chemical Industry Co., Ltd.	4,700	55,452
	Z Holdings Corp.	170,300	905,610
	Zenrin Co., Ltd.	13,950	136,914
	Zensho Holdings Co., Ltd.	32,237	583,591
	Zeon Corp.	78,300	752,956
	ZIGExN Co., Ltd.	20,100	54,054
	ZOZO, Inc.	33,200	898,073
	Zuiko Corp.	1,200	53,853
TOTAL JAPAN			538,991,916
MALAYSIA — (0.7%)
#	Duopharma Biotech Bhd	53,955	33,494
#	7-Eleven Malaysia Holdings Bhd, Class B	145,056	46,333
#	Aeon Co. M Bhd	243,200	48,605
#	AEON Credit Service M Bhd	49,150	106,790
*	AFFIN Bank Bhd	128,790	49,104

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	AirAsia Group Bhd	658,200	$99,882
*	AirAsia X Bhd	849,300	14,207
	Alliance Bank Malaysia Bhd	376,100	190,264
	Allianz Malaysia Bhd	6,100	19,286
	AMMB Holdings Bhd	484,500	331,921
*	Ann Joo Resources Bhd	120,200	19,616
	APM Automotive Holdings Bhd	34,700	13,718
	Astro Malaysia Holdings Bhd	206,700	38,941
	Axiata Group Bhd	464,910	351,449
	Batu Kawan Bhd	32,700	118,114
*	Berjaya Assets Bhd	277,000	17,913
*	Berjaya Corp. Bhd	1,321,110	66,681
	Berjaya Sports Toto Bhd	316,659	157,144
*	BerMaz Motor Sdn Bhd	331,400	110,282
	BIMB Holdings Bhd	154,900	124,823
*	Boustead Holdings Bhd	220,899	32,995
	Boustead Plantations Bhd	158,480	14,232
	British American Tobacco Malaysia Bhd	45,900	116,259
*	Bumi Armada Bhd	999,100	53,616
	Bursa Malaysia Bhd	219,300	480,743
*	Cahya Mata Sarawak Bhd	219,000	89,497
	Carlsberg Brewery Malaysia Bhd, Class B	50,200	299,763
	CB Industrial Product Holding Bhd	102,800	21,718
	CIMB Group Holdings Bhd	530,519	450,206
*	Cypark Resources Bhd	91,500	20,187
	D&O Green Technologies Bhd	248,900	50,437
	Dagang NeXchange Bhd	387,100	22,910
	Datasonic Group Bhd	213,700	70,834
*	Dayang Enterprise Holdings Bhd	309,472	84,653
	Dialog Group Bhd	222,658	199,225
	DiGi.Com Bhd	172,900	173,356
	DRB-Hicom Bhd	359,300	162,234
	Dutch Lady Milk Industries Bhd	4,500	42,733
	Eastern & Oriental Bhd	315,069	30,039
*	Eco World Development Group Bhd	481,100	49,622
	FGV Holdings Bhd	675,400	191,939
	Fraser & Neave Holdings Bhd	21,600	165,641
	Frontken Corp. Bhd	322,300	269,080
	Gabungan AQRS Bhd	170,034	34,085
	Gadang Holdings Bhd	76,950	7,989
	Gamuda Bhd	438,691	369,497
#	Gas Malaysia Bhd	80,000	51,605
#	Genting Malaysia Bhd	479,800	258,717
	Genting Plantations Bhd	20,200	48,275
	George Kent Malaysia Bhd	195,300	31,443
	Globetronics Technology Bhd	190,533	115,422
#	Guan Chong Bhd	109,000	80,157
	Hai-O Enterprise Bhd	81,100	35,431
	HAP Seng Consolidated Bhd	209,180	442,191
	Hartalega Holdings Bhd	150,500	723,170
	Heineken Malaysia Bhd	39,900	212,988
#*	Hengyuan Refining Co. Bhd	58,600	41,817
	HeveaBoard Bhd	142,700	13,855
	Hiap Teck Venture Bhd	425,300	15,747
*	Hibiscus Petroleum Bhd	486,400	69,303
	Hong Leong Bank Bhd	22,032	78,216
	Hong Leong Financial Group Bhd	43,353	138,344
	Hong Leong Industries Bhd	36,400	67,933
	IHH Healthcare Bhd	20,400	26,057

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	IJM Corp. Bhd	840,220	$317,956
	IJM Plantations Bhd	34,500	14,532
	Inari Amertron Bhd	685,988	347,868
	IOI Corp. Bhd	83,926	90,946
	IOI Properties Group Bhd	412,924	90,198
*	Iris Corp. Bhd	271,500	20,598
*	Iskandar Waterfront City Bhd	179,900	25,953
#*	JAKS Resources Bhd	200,700	36,741
*	Jaya Tiasa Holdings Bhd	170,800	24,079
	JHM Consolidation Bhd	81,400	29,722
	Kerjaya Prospek Group Bhd	149,680	37,576
	Kossan Rubber Industries	232,400	968,306
	KPJ Healthcare Bhd	522,800	97,053
*	KSL Holdings Bhd	222,492	29,539
	Kuala Lumpur Kepong Bhd	11,018	60,625
	LBS Bina Group Bhd	304,550	25,819
	Lii Hen Industries Bhd	52,800	34,836
	Lingkaran Trans Kota Holdings Bhd	48,400	45,865
	Lotte Chemical Titan Holding Bhd	61,900	29,405
#	LPI Capital Bhd	38,184	120,676
	Magni-Tech Industries Bhd	170,666	85,150
	Magnum Bhd	251,900	126,637
	Mah Sing Group Bhd	576,440	88,924
	Malakoff Corp. Bhd	339,500	76,198
	Malayan Banking Bhd	199,083	360,410
	Malayan Flour Mills Bhd	239,200	30,581
	Malaysia Airports Holdings Bhd	335,892	419,638
	Malaysia Building Society Bhd	601,627	76,091
	Malaysian Pacific Industries Bhd	44,675	138,834
	Malaysian Resources Corp. Bhd	906,300	120,074
	Matrix Concepts Holdings Bhd	142,275	56,783
#	Maxis Bhd	131,200	163,976
	Mega First Corp. Bhd	84,100	133,152
	MISC Bhd	99,880	185,937
	MKH Bhd	124,324	38,172
	MMC Corp. Bhd	227,500	38,071
*	MPHB Capital Bhd	114,100	21,821
	Muda Holdings Bhd	76,200	29,794
	Muhibbah Engineering M Bhd	122,000	24,605
*	Mulpha International Bhd	80	28
	My EG Services Bhd	78,700	25,028
	Nestle Malaysia Bhd	3,300	110,404
	Padini Holdings Bhd	269,400	135,710
	Panasonic Manufacturing Malaysia Bhd	4,500	32,859
	Pantech Group Holdings Bhd	195,129	16,872
	Pentamaster Corp. Bhd	114,150	173,114
	Petron Malaysia Refining & Marketing Bhd	36,200	31,942
	Petronas Chemicals Group Bhd	308,600	451,559
	Petronas Dagangan Bhd	17,100	86,766
	Petronas Gas Bhd	45,700	181,739
	PIE Industrial Bhd	22,300	8,045
	Pos Malaysia Bhd	150,400	35,120
	Press Metal Aluminium Holdings Bhd	293,439	335,533
	Public Bank Bhd	404,840	1,624,942
	QL Resources Bhd	172,705	397,238
	Ranhill Holdings Bhd	141,000	31,173
	RGB International Bhd	757,485	28,744
	RHB Bank Bhd	215,943	255,708
*	Sapura Energy Bhd	3,166,243	71,919

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sarawak Oil Palms Bhd	77,957	$65,917
	Scientex Bhd	124,600	268,007
	Serba Dinamik Holdings Bhd	404,670	156,139
	Shangri-La Hotels Malaysia Bhd	15,100	14,805
	Sime Darby Bhd	380,122	195,390
	Sime Darby Plantation Bhd	169,322	208,604
	Sime Darby Property Bhd	332,922	49,095
	SKP Resources Bhd	386,500	128,465
	SP Setia Bhd Group	489,024	89,334
	Sunway Bhd	476,189	151,963
	Sunway Construction Group Bhd	111,780	50,159
#*	Supermax Corp. Bhd	387,055	1,699,802
	Suria Capital Holdings Bhd	19,320	4,295
	Syarikat Takaful Malaysia Keluarga Bhd	107,200	122,051
	Ta Ann Holdings Bhd	80,257	53,872
	TA Enterprise Bhd	333,600	48,108
#	TA Global Bhd	444,500	27,816
	Taliworks Corp. Bhd	69,500	14,033
	Telekom Malaysia Bhd	212,548	200,583
	Tenaga Nasional Bhd	141,950	383,079
	Thong Guan Industries Bhd	23,200	25,801
	TIME dotCom Bhd	47,300	121,807
	TMC Life Sciences Bhd	72,700	8,862
	Top Glove Corp. Bhd	186,200	1,140,537
*	Tropicana Corp. Bhd	210,802	44,770
*	TSH Resources Bhd	164,100	40,234
*	Tune Protect Group Bhd	178,800	11,607
	Uchi Technologies Bhd	87,900	53,143
	UEM Edgenta Bhd	78,600	41,552
*	UEM Sunrise Bhd	806,058	81,233
	UMW Holdings Bhd	75,400	43,800
	United Plantations Bhd	22,600	74,538
	UOA Development Bhd	278,100	101,114
*	Velesto Energy Bhd	1,276,083	42,626
	ViTrox Corp. Bhd	25,900	75,339
*	Vizione Holdings Bhd	230,400	21,178
	VS Industry Bhd	656,075	216,683
#	Wah Seong Corp. Bhd	104,919	12,276
	Westports Holdings Bhd	163,100	151,022
	Yinson Holdings Bhd	240,900	356,986
*	YNH Property Bhd	134,015	86,752
	YTL Corp. Bhd	1,655,362	305,036
	YTL Power International Bhd	349,503	58,249
TOTAL MALAYSIA			23,656,974
MEXICO — (0.7%)
	Alfa S.A.B. de C.V., Class A	1,725,090	936,378
	Alpek S.A.B. de C.V.	236,508	184,913
*	Alsea S.A.B. de C.V.	219,221	213,556
	America Movil S.A.B. de C.V.	1,806,998	1,140,792
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	25,067	316,847
	Arca Continental S.A.B. de C.V.	60,382	302,955
*	Axtel S.A.B. de C.V.	675,377	172,676
*	Banco del Bajio SA	48,437	37,435
	Becle S.A.B. de C.V.	20,571	42,029
	Bolsa Mexicana de Valores S.A.B. de C.V.	223,741	454,117
	Cemex S.A.B. de C.V.	2,989,044	915,987
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	4,452	184,268
	Coca-Cola Femsa S.A.B. de C.V.	13,300	55,250

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Consorcio ARA S.A.B. de C.V.	305,857	$36,969
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	15,370	84,996
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	25,993	14,296
	Corp. Inmobiliaria Vesta S.A.B. de C.V.	201,577	303,158
	Corp. Moctezuma S.A.B. de C.V.	73,800	155,857
*	Credito Real S.A.B. de C.V. SOFOM ER	85,587	48,995
	El Puerto de Liverpool S.A.B. de C.V.	36,745	89,770
*	Empresas ICA S.A.B. de C.V.	117,564	496
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	16,400	5,446
	Fomento Economico Mexicano S.A.B. de C.V.	40,078	246,717
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	527	32,416
*	Genomma Lab Internacional S.A.B. de C.V., Class B	391,861	416,952
*	Gentera S.A.B. de C.V.	442,139	154,962
	Gruma S.A.B. de C.V., Class B	75,569	885,911
*	Grupo Aeromexico S.A.B. de C.V.	118,737	25,876
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	179,878	750,468
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	9,537	639,837
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	33,125	223,220
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,878	287,311
	Grupo Bimbo S.A.B. de C.V., Class A	308,728	558,221
	Grupo Carso S.A.B. de C.V.	76,516	151,279
	Grupo Cementos de Chihuahua S.A.B. de C.V.	47,506	225,629
	Grupo Comercial Chedraui S.A. de C.V.	184,226	216,469
	Grupo Elektra S.A.B. de C.V.	13,808	739,570
*	Grupo Famsa S.A.B. de C.V., Class A	110,408	3,622
	Grupo Financiero Banorte S.A.B. de C.V., Class O	487,332	1,745,462
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	427,783	308,511
*	Grupo GICSA SAB de CV	109,089	15,980
	Grupo Herdez S.A.B. de C.V.	117,986	179,723
*	Grupo Industrial Saltillo S.A.B. de C.V.	7,200	5,170
	Grupo Lala S.A.B. de C.V.	93,077	50,313
	Grupo Lamosa S.A.B. de C.V.	35,276	34,388
	Grupo Mexico S.A.B. de C.V., Class B	478,824	1,212,820
*	Grupo Pochteca S.A.B. de C.V.	3,616	1,097
	Grupo Rotoplas S.A.B. de C.V.	29,952	20,026
	Grupo Sanborns S.A.B. de C.V.	53,862	47,315
	Grupo Simec S.A.B. de C.V., Sponsored ADR	1,049	6,672
	Grupo Simec S.A.B. de C.V., Class B	35,729	74,910
*	Grupo Televisa S.A.B., Sponsored ADR	23,672	132,326
*	Grupo Televisa S.A.B.	364,917	409,271
*	Grupo Traxion S.A.B. de C.V.	33,240	23,524
*	Hoteles City Express S.A.B. de C.V.	167,851	41,105
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	266	9,541
	Industrias Bachoco S.A.B. de C.V., Class B	63,591	187,444
	Industrias CH S.A.B. de C.V., Class B	83,707	325,350
	Industrias Penoles S.A.B. de C.V.	52,736	786,550
	Infraestructura Energetica Nova S.A.B. de C.V.	24,280	72,005
	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	331,712	545,376
	La Comer S.A.B. de C.V.	254,723	402,773
	Megacable Holdings S.A.B. de C.V.	179,977	538,435
*	Minera Frisco S.A.B. de C.V.	52,132	5,739
*	Minera Frisco S.A.B. de C.V., Class A1	88,464	15,900
	Nemak S.A.B. de C.V.	320,074	74,931
	Orbia Advance Corp. S.A.B. de C.V.	480,909	762,583
*	Organizacion Cultiba S.A.B. de C.V.	12,061	6,100
	Organizacion Soriana S.A.B. de C.V., Class B	151,399	110,343
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	47,767	350,155
*	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	4,232	20,727
	Qualitas Controladora S.A.B. de C.V.	57,781	233,850

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Regional S.A.B. de C.V.	124,507	$324,261
*	Telesites S.A.B. de C.V.	437,806	324,395
	TV Azteca S.A.B. de C.V.	471,517	6,695
*	Unifin Financiera S.A.B. de C.V.	49,671	40,130
*	Vitro S.A.B. de C.V., Class A	16,205	16,966
	Wal-Mart de Mexico S.A.B. de C.V.	141,333	332,645
TOTAL MEXICO			21,057,153
NETHERLANDS — (2.4%)
	Aalberts NV	56,572	2,020,312
	ABN AMRO Bank NV	74,475	618,575
*	Accell Group NV	7,998	224,390
	Aegon NV	316,225	926,662
	Aegon NV	218,706	634,247
	AFC Ajax NV	546	9,774
	Akzo Nobel NV	57,385	5,407,059
*	Altice Europe NV	78,295	371,217
*	Altice Europe NV, Class B	5,112	24,280
	AMG Advanced Metallurgical Group NV	9,178	163,543
	Amsterdam Commodities NV	8,922	198,172
	APERAM SA	22,010	626,944
*	Arcadis NV	35,390	726,859
*	ArcelorMittal SA	6,911	76,517
*	ArcelorMittal SA	72,449	794,765
*	Argenx SE	949	218,983
	ASM International NV	15,323	2,343,933
	ASML Holding NV	20,680	7,314,753
	ASR Nederland NV	70,205	2,268,124
*	Basic-Fit NV	9,579	249,310
	BE Semiconductor Industries NV	44,536	1,991,281
*	Beter Bed Holding NV	7,640	21,713
*	Boskalis Westminster	33,152	626,205
*	Brunel International NV	6,552	47,354
	Coca-Cola European Partners P.L.C.	38,559	1,562,227
	Corbion NV	29,168	1,119,614
	Euronext NV	18,381	2,123,331
	ForFarmers NV	13,965	89,904
*	Fugro NV	36,135	145,525
*	GrandVision NV	24,330	697,870
*	Heijmans NV	11,972	84,093
	Heineken NV	40,179	3,891,584
*	Hunter Douglas NV	1,878	101,917
	IMCD NV	12,404	1,282,667
	ING Groep NV, Sponsored ADR	92,618	639,064
	ING Groep NV	202,247	1,410,244
	Intertrust NV	26,987	500,069
*	Just Eat Takeaway.com NV	2,635	283,279
*	Kendrion NV	6,978	96,014
	Koninklijke Ahold Delhaize NV, Sponsored ADR	787	22,645
	Koninklijke Ahold Delhaize NV	158,436	4,563,091
*	Koninklijke BAM Groep NV	95,389	148,631
	Koninklijke DSM NV	21,769	3,332,091
	Koninklijke KPN NV	858,207	2,260,865
*	Koninklijke Philips NV	38,089	1,971,106
	Koninklijke Vopak NV	32,158	1,758,007
*	Lucas Bols NV	700	6,387
*	Nederland Apparatenfabriek	2,302	112,629
	NN Group NV	65,906	2,412,298
*	OCI NV	25,727	306,547

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Ordina NV	48,363	$122,578
	PostNL NV	159,557	391,353
*	Prosus N.V.	6,440	626,786
	Randstad NV	66,959	3,225,239
	SBM Offshore NV	71,733	1,116,257
*	Signify NV	54,044	1,621,495
	Sligro Food Group NV	10,761	168,953
	SNS NV	38,309	0
	TKH Group NV	26,570	1,047,876
*	TomTom NV	24,677	197,597
	Unilever NV	94,159	5,558,206
	Unilever NV	15,787	932,858
	Van Lanschot Kempen NV	2,696	46,661
	Wolters Kluwer NV	37,732	2,977,983
TOTAL NETHERLANDS			76,860,513
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	102,701	1,431,120
	Air New Zealand, Ltd.	375,730	334,475
	Arvida Group, Ltd.	13,224	14,050
	Auckland International Airport, Ltd.	63,337	269,995
	Chorus, Ltd.	197,174	974,232
	Chorus, Ltd., ADR	2,187	53,735
*	Comvita, Ltd.	5,949	11,757
	Contact Energy, Ltd.	53,899	209,674
	EBOS Group, Ltd.	28,372	411,186
	Fisher & Paykel Healthcare Corp., Ltd.	39,615	948,954
	Fletcher Building, Ltd.	207,265	465,902
	Fletcher Building, Ltd.	12,299	27,344
*	Fonterra Co-operative Group, Ltd.	16,111	40,912
	Freightways, Ltd.	58,373	271,792
	Genesis Energy, Ltd.	101,163	196,194
	Gentrack Group, Ltd.	5,110	4,345
	Hallenstein Glasson Holdings, Ltd.	13,766	31,395
	Heartland Group Holdings, Ltd.	170,783	149,325
	Infratil, Ltd.	178,376	572,825
	Kathmandu Holdings, Ltd.	123,458	93,358
	Mainfreight, Ltd.	20,235	632,442
	Mercury NZ, Ltd.	28,664	89,115
	Meridian Energy, Ltd.	67,998	220,774
	Metlifecare, Ltd.	59,988	235,055
	NEW Zealand King Salmon Investments, Ltd.	4,992	6,066
	New Zealand Refining Co., Ltd. (The)	70,771	33,439
*	NZME, Ltd.	83,243	13,349
	NZX, Ltd.	69,625	67,532
	PGG Wrightson, Ltd.	8,801	16,422
	Port of Tauranga, Ltd.	31,228	160,173
*	Pushpay Holdings, Ltd.	11,388	60,200
*	Restaurant Brands New Zealand, Ltd.	9,039	71,676
	Ryman Healthcare, Ltd.	34,578	306,914
	Sanford, Ltd.	22,200	95,909
	Scales Corp., Ltd.	45,399	158,365
	Skellerup Holdings, Ltd.	53,927	87,340
*	SKY Network Television, Ltd.	1,525,622	130,729
	SKYCITY Entertainment Group, Ltd.	327,920	542,949
	Spark New Zealand, Ltd.	347,417	1,138,532
	Steel & Tube Holdings, Ltd.	99,869	36,942
	Summerset Group Holdings, Ltd.	104,957	548,854
*	Synlait Milk, Ltd.	13,992	64,040

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Tourism Holdings, Ltd.	62,429	$78,043
*	TOWER, Ltd.	151,190	60,212
	Trustpower, Ltd.	13,045	57,452
	Vector, Ltd.	54,504	141,002
	Vista Group International, Ltd.	22,948	19,459
	Warehouse Group, Ltd. (The)	49,900	68,670
	Z Energy, Ltd.	191,896	358,995
TOTAL NEW ZEALAND			12,013,220
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	241,840	111,473
*	Adevinta ASA, Class B	3,745	59,948
	AF Gruppen ASA	3,951	75,927
*	Akastor ASA	70,814	46,986
	Aker ASA, Class A	2,562	109,128
	Aker BP ASA	38,985	742,355
*	Aker Solutions ASA	59,470	97,161
	American Shipping Co. ASA	21,848	63,989
	Atea ASA	37,610	436,695
	Austevoll Seafood ASA	48,750	412,056
	Avance Gas Holding, Ltd.	18,822	44,086
*	Axactor SE	45,745	34,377
*	B2Holding ASA	24,813	12,798
*	Bakkafrost P/F	1,985	121,093
	Bonheur ASA	9,038	213,028
	Borregaard ASA	47,678	635,993
*	BW Energy, Ltd.	11,703	22,068
	BW LPG, Ltd.	38,229	158,277
	BW Offshore, Ltd.	57,352	199,742
*	DNB ASA	79,757	1,225,015
	DNO ASA	340,901	216,529
	Entra ASA	20,937	295,566
	Equinor ASA	159,990	2,398,753
	Equinor ASA, Sponsored ADR	36,145	538,922
	Europris ASA	89,594	440,458
	FLEX LNG, Ltd.	12,239	67,859
	Frontline, Ltd.	33,235	268,039
*	Gjensidige Forsikring ASA	12,552	258,043
	Golar LNG, Ltd.	3,007	22,552
	Grieg Seafood ASA	33,933	343,406
*	Hexagon Composites ASA	8,722	45,925
	Hoegh LNG Holdings, Ltd.	14,629	17,698
*	Kongsberg Automotive ASA	1,506,792	24,854
	Kongsberg Gruppen ASA	9,843	149,370
*	Kvaerner ASA	65,381	69,551
	Leroy Seafood Group ASA	30,030	174,098
	Mowi ASA	41,266	749,430
*	NEL ASA	178,460	372,015
*	Nordic Semiconductor ASA	9,590	95,108
*	Norsk Hydro ASA	129,228	365,034
	Norway Royal Salmon ASA	2,523	62,662
#*	Norwegian Air Shuttle ASA	38,859	9,775
*	Norwegian Finans Holding ASA	57,578	430,133
	Ocean Yield ASA	32,706	80,137
*	Odfjell Drilling, Ltd.	38,246	47,757
*	Odfjell SE, Class A	2,716	6,170
	Orkla ASA	26,533	260,974
*	Otello Corp. ASA	44,343	61,313
*	PGS ASA	154,850	55,215

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	PhotoCure ASA	3,477	$28,143
*	Protector Forsikring ASA	20,431	98,635
*	Salmar ASA	8,154	387,812
*	Sbanken ASA	11,283	81,391
	Scatec Solar ASA	22,022	383,860
*	Schibsted ASA, Class A	3,700	134,230
*	Schibsted ASA, Class B	3,700	121,030
	Selvaag Bolig ASA	19,595	109,127
*	Solon Eiendom ASA	9,046	29,568
*	SpareBank 1 SR-Bank ASA	56,107	444,983
	Stolt-Nielsen, Ltd.	11,950	107,591
*	Storebrand ASA	147,699	808,262
*	Subsea 7 SA	79,402	608,278
	Telenor ASA	51,150	790,717
	TGS NOPEC Geophysical Co. ASA	45,852	682,534
*	Tomra Systems ASA	10,975	451,872
*	Veidekke ASA	38,821	528,027
*	Wallenius Wilhelmsen ASA	22,907	33,975
*	XXL ASA	39,801	95,887
	Yara International ASA	7,517	317,096
TOTAL NORWAY			18,992,559
PERU — (0.0%)
	Cementos Pacasmayo SAA, ADR	2,701	22,009
	Credicorp, Ltd.	3,175	403,765
*	Grana y Montero SAA, Sponsored ADR	10,766	25,192
TOTAL PERU			450,966
PHILIPPINES — (0.3%)
	Aboitiz Equity Ventures, Inc.	120,880	118,903
	Aboitiz Power Corp.	201,000	105,150
*	AC Energy Philippines, Inc.	357,000	18,551
*	Alliance Global Group, Inc.	1,173,500	136,358
*	Altus Property Ventures, Inc.	13,733	3,996
*	Apex Mining Co., Inc.	1,214,000	36,306
*	Atlas Consolidated Mining & Development Corp.	113,900	6,259
	Ayala Corp.	15,885	236,035
	Ayala Land, Inc.	513,300	348,109
	Bank of the Philippine Islands	110,125	152,930
	BDO Unibank, Inc.	115,446	206,456
	Belle Corp.	1,510,800	42,125
	Bloomberry Resorts Corp.	2,171,800	280,276
	Cebu Air, Inc.	108,820	83,517
*	CEMEX Holdings Philippines, Inc.	1,521,431	27,598
	Century Pacific Food, Inc.	310,200	91,507
	Century Properties Group, Inc.	730,005	5,348
	Chelsea Logistics and Infrastructure Holdings Corp.	150,500	10,191
	China Banking Corp.	171,167	69,700
	Cosco Capital, Inc.	1,123,900	111,960
	D&L Industries, Inc.	876,400	82,166
	DMCI Holdings, Inc.	1,700,550	123,377
*	DoubleDragon Properties Corp.	193,460	62,989
	Eagle Cement Corp.	145,700	29,230
*	East West Banking Corp.	353,750	52,175
*	EEI Corp.	181,100	18,410
	Emperador, Inc.	390,600	72,334
	Filinvest Land, Inc.	4,810,000	85,250
	First Philippine Holdings Corp.	105,830	128,735

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	Global Ferronickel Holdings, Inc.	246,820	$5,565
*	Global-Estate Resorts, Inc.	436,000	6,998
	Globe Telecom, Inc.	5,830	244,666
	GT Capital Holdings, Inc.	17,360	155,724
*	Holcim Philippines, Inc.	278,700	27,307
*	Integrated Micro-Electronics, Inc.	248,579	23,505
	International Container Terminal Services, Inc.	171,360	336,416
	JG Summit Holdings, Inc.	299,610	381,603
	Jollibee Foods Corp.	76,740	211,088
*	Leisure & Resorts World Corp.	141,000	3,380
	Lopez Holdings Corp.	806,300	38,467
	LT Group, Inc.	504,600	77,318
*	MacroAsia Corp.	46,100	4,994
	Manila Electric Co.	18,880	101,929
	Manila Water Co., Inc.	342,200	89,343
	Max's Group, Inc.	167,800	15,963
	Megawide Construction Corp.	314,600	43,929
	Megaworld Corp.	3,026,500	185,174
	Metro Pacific Investments Corp.	2,131,800	135,892
	Metropolitan Bank & Trust Co.	173,851	121,420
	Nickel Asia Corp.	1,423,660	75,337
	Petron Corp.	1,103,700	69,885
	Philex Mining Corp.	516,300	33,806
*	Philippine National Bank	193,773	78,179
*	Philippine Stock Exchange, Inc. (The)	312	979
	Phoenix Petroleum Philippines, Inc.	130,700	30,308
*	Pilipinas Shell Petroleum Corp.	144,130	51,241
	PLDT, Inc., Sponsored ADR	8,990	239,494
	PLDT, Inc.	15,795	427,748
	Premium Leisure Corp.	1,877,000	11,461
	Puregold Price Club, Inc.	320,600	312,963
*	PXP Energy Corp.	44,700	5,257
	RFM Corp.	196,000	17,505
	Rizal Commercial Banking Corp.	125,767	40,770
	Robinsons Land Corp.	951,278	298,859
	Robinsons Retail Holdings, Inc.	117,470	147,363
	San Miguel Corp.	142,310	287,307
	San Miguel Food and Beverage, Inc.	61,160	80,814
	Security Bank Corp.	81,624	153,289
	Semirara Mining & Power Corp.	545,140	110,621
	SM Investments Corp.	1,355	24,740
	SM Prime Holdings, Inc.	377,326	231,372
	SSI Group, Inc.	485,000	10,397
*	Top Frontier Investment Holdings, Inc.	3,465	8,650
	Union Bank of the Philippines	77,815	83,798
	Universal Robina Corp.	92,460	230,905
	Vista Land & Lifescapes, Inc.	2,668,100	169,514
	Vistamalls, Inc.	58,000	4,680
	Wilcon Depot, Inc.	258,400	78,572
TOTAL PHILIPPINES			8,272,436
POLAND — (0.3%)
*	Agora SA	8,317	16,677
*	Alior Bank SA	32,971	128,973
*	Amica SA	814	32,273
*	AmRest Holdings SE	12,150	63,214
	Bank Handlowy w Warszawie SA	6,800	66,505
*	Bank Millennium SA	109,410	83,690
*	Bank Ochrony Srodowiska SA	4,661	7,417

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Bank Polska Kasa Opieki SA	3,270	$44,129
*	Bioton SA	9,806	14,546
*	Boryszew SA	54,851	52,897
	Budimex SA	3,875	240,014
	CCC SA	4,109	60,930
*	CD Projekt SA	434	46,568
*	Ciech SA	19,145	157,072
	ComArch SA	886	51,660
	Cyfrowy Polsat SA	36,563	271,675
*	Develia SA	100,816	51,871
*	Dino Polska SA	10,431	577,472
*	Dom Development SA	1,479	38,746
	Echo Investment SA	1,495	1,502
*	Enea SA	112,213	212,849
*	Eurocash SA	25,664	107,569
*	Fabryki Mebli Forte SA	1,025	7,236
	Famur SA	94,887	41,073
*	Getin Noble Bank SA	122,278	7,469
*	Globe Trade Centre SA	21,396	37,161
*	Grupa Azoty SA	14,635	111,441
	Grupa Kety SA	2,908	338,669
	Grupa Lotos SA	60,449	781,040
*	ING Bank Slaski SA	2,413	85,054
*	Inter Cars SA	1,915	101,356
	Jastrzebska Spolka Weglowa SA	27,276	120,566
	Kernel Holding SA	23,532	248,335
*	KGHM Polska Miedz SA	38,898	1,309,534
*	LPP SA	221	406,830
*	Lubelski Wegiel Bogdanka SA	6,074	32,228
*	mBank SA	2,857	142,188
*	Netia SA	53,536	62,670
	Neuca SA	914	126,496
*	Orange Polska SA	161,071	302,040
*	PGE Polska Grupa Energetyczna SA	207,349	364,795
	PKP Cargo SA	10,504	36,335
	Polski Koncern Naftowy Orlen SA	54,564	776,919
	Polskie Gornictwo Naftowe i Gazownictwo SA	101,680	138,654
*	Powszechna Kasa Oszczednosci Bank Polski SA	39,586	229,272
	Powszechny Zaklad Ubezpieczen SA	29,761	214,533
*	Santander Bank Polska SA	1,004	40,272
*	Tauron Polska Energia SA	486,893	337,046
*	VRG SA	23,900	14,503
	Warsaw Stock Exchange	11,142	129,635
	Wawel SA	43	6,611
TOTAL POLAND			8,878,210
PORTUGAL — (0.2%)
	Altri SGPS SA	42,109	208,321
*	Banco Comercial Portugues SA, Class R	3,291,327	379,572
*	Banco Espirito Santo SA	499,965	0
*	CTT-Correios de Portugal SA	45,285	120,919
	EDP - Energias de Portugal SA	162,791	818,202
	EDP Renovaveis SA	19,425	317,439
	Galp Energia SGPS SA	85,300	893,159
	Jeronimo Martins SGPS SA	48,528	813,633
*	Mota-Engil SGPS SA	52,154	71,837
	Navigator Co. SA (The)	74,103	183,867
	NOS SGPS SA	177,258	783,357
	REN - Redes Energeticas Nacionais SGPS SA	89,368	257,086

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Semapa-Sociedade de Investimento e Gestao	14,032	$126,231
*	Sonae Capital SGPS SA	50,652	28,583
	Sonae SGPS SA	361,328	252,599
TOTAL PORTUGAL			5,254,805
QATAR — (0.2%)
	Aamal Co.	708,698	148,969
	Al Khaleej Takaful Group QSC	64,871	32,390
	Al Khalij Commercial Bank PQSC	281,825	119,750
	Al Meera Consumer Goods Co. QSC	11,518	60,485
	Barwa Real Estate Co.	491,820	426,485
*	Doha Bank QPSC	288,105	188,503
	Doha Insurance Co. QSC	38,447	10,909
*	Gulf International Services QSC	318,054	146,615
	Industries Qatar QSC	102,035	218,947
	Masraf Al Rayan QSC	276,085	299,821
*	Mazaya Qatar Real Estate Development QSC	280,466	67,312
	Medicare Group	35,621	71,592
	Mesaieed Petrochemical Holding Co.	348,330	198,490
	Ooredoo QPSC	79,427	147,099
	Qatar Electricity & Water Co QSC	67,810	316,313
*	Qatar First Bank	70,009	25,852
	Qatar Fuel QSC	44,687	199,022
	Qatar Gas Transport Co., Ltd.	485,739	374,830
	Qatar Industrial Manufacturing Co. QSC	27,791	20,888
	Qatar Insurance Co. SAQ	235,488	128,744
	Qatar International Islamic Bank QSC	68,112	153,590
	Qatar Islamic Bank SAQ	35,474	157,141
	Qatar National Bank QPSC	224,359	1,117,249
	Qatar National Cement Co. QSC	25,583	25,694
*	Salam International Investment, Ltd. QSC	326,443	40,820
	United Development Co. QSC	745,700	235,889
	Vodafone Qatar QSC	45,031	15,793
	Widam Food Co.	5,500	10,175
TOTAL QATAR			4,959,367
RUSSIA — (0.3%)
	Etalon Group P.L.C., GDR	36,272	52,734
	Etalon Group P.L.C., GDR	9,426	13,762
	Gazprom PJSC, Sponsored ADR	158,185	764,686
	Gazprom PJSC, Sponsored ADR	21,000	102,900
	Globaltrans Investment P.L.C., GDR	12,202	73,049
	Globaltrans Investment P.L.C., GDR	13,263	79,578
	Lukoil PJSC, Sponsored ADR	9,610	657,997
	Lukoil PJSC, Sponsored ADR	17,851	1,210,929
	Magnitogorsk Iron & Steel Works PJSC, GDR	38,822	270,572
*	Mail.Ru Group, Ltd., GDR	1,419	37,439
*	Mail.Ru Group, Ltd., GDR	4,795	126,828
*	Mechel PJSC, Sponsored ADR	16,260	27,642
	MMC Norilsk Nickel PJSC, ADR	18,273	481,859
	MMC Norilsk Nickel PJSC, ADR	9,287	242,593
	Mobile TeleSystems PJSC, Sponsored ADR	61,362	543,667
	Novatek PJSC, GDR	493	71,829
	Novolipetsk Steel PJSC, GDR	16,393	317,494
	Novolipetsk Steel PJSC, GDR	5,792	113,176
	PhosAgro PJSC, GDR	8,962	105,905
	PhosAgro PJSC, GDR	7,773	91,877
	QIWI P.L.C., Sponsored ADR	1,368	26,416

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Ros Agro P.L.C., GDR	3,044	$29,144
	Ros Agro P.L.C., GDR	6,611	63,598
	Rosneft Oil Co. PJSC, GDR	196,505	931,041
	Rosneft Oil Co. PJSC, GDR	56,263	266,875
	Rostelecom PJSC, Sponsored ADR	8,483	61,035
	Rostelecom PJSC, Sponsored ADR	7,748	55,663
	RusHydro PJSC, ADR	218,605	218,523
	Sberbank of Russia PJSC, Sponsored ADR	83,165	986,861
	Severstal PAO, GDR	15,052	183,309
	Severstal PAO, GDR	4,738	57,851
*	Tatneft PJSC, Sponsored ADR	8,623	383,805
*	Tatneft PJSC, Sponsored ADR	13,065	585,312
	VEON, Ltd., ADR	130,039	219,766
	VTB Bank PJSC, GDR	80,161	78,652
	VTB Bank PJSC, GDR	324,250	321,008
	X5 Retail Group NV, GDR	12,244	459,517
	X5 Retail Group NV, GDR	10,573	397,122
TOTAL RUSSIA			10,712,014
SAUDI ARABIA — (0.4%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	12,850	48,398
	Abdullah Al Othaim Markets Co.	5,415	172,968
	Advanced Petrochemical Co.	6,715	91,519
*	Al Alamiya for Cooperative Insurance Co.	5,354	25,232
	Al Babtain Power & Telecommunication Co.	3,702	23,674
	Al Etihad Cooperative Insurance Co.	5,731	24,459
*	Al Hammadi Co. for Development and Investment	1,956	13,563
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,581	46,066
	Al Jouf Agricultural Development Co.	3,832	29,802
*	Al Jouf Cement Co.	33,735	82,303
	Al Khaleej Training and Education Co.	550	2,223
	Al Rajhi Bank	82,639	1,298,792
*	Al Rajhi Co. for Co-operative Insurance	2,595	50,569
*	Al Yamamah Steel Industries Co.	3,734	18,884
*	AlAbdullatif Industrial Investment Co.	4,134	11,849
	Alandalus Property Co.	2,854	12,025
	Aldrees Petroleum and Transport Services Co.	6,986	109,838
*	Alinma Bank	141,419	550,233
*	AlJazira Takaful Ta'awuni Co.	3,430	16,434
	Almarai Co. JSC	11,336	161,989
	Arab National Bank	10,403	53,971
	Arabian Cement Co.	13,061	103,760
	Arabian Pipes Co.	4,584	15,157
*	Arabian Shield Cooperative Insurance Co.	5,778	26,249
	Arriyadh Development Co.	26,341	106,892
*	Aseer Trading Tourism & Manufacturing Co.	28,188	83,990
*	Astra Industrial Group	13,126	71,034
*	AXA Cooperative Insurance Co.	2,592	26,831
	Bank AlBilad	28,746	179,856
	Bank Al-Jazira	107,350	341,195
*	Basic Chemical Industries, Ltd.	3,551	23,012
*	Bawan Co.	6,022	21,993
	Bupa Arabia for Cooperative Insurance Co.	7,328	231,627
*	City Cement Co.	24,711	114,387
*	Co. for Cooperative Insurance (The)	5,797	125,668
*	Dar Al Arkan Real Estate Development Co.	254,447	491,794
	Dur Hospitality Co.	11,366	79,046
*	Electrical Industries Co.	5,577	22,768
*	Emaar Economic City	136,865	259,296

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Etihad Etisalat Co.	37,291	$268,560
*	Fawaz Abdulaziz Al Hokair & Co.	23,619	120,081
	Fitaihi Holding Group	3,695	11,156
*	Hail Cement Co.	11,219	39,871
	Herfy Food Services Co.	5,236	62,129
	Jarir Marketing Co.	6,614	270,642
*	Jazan Energy and Development Co.	13,313	45,321
	Leejam Sports Co. JSC	3,928	59,970
*	Malath Cooperative Insurance Co.	10,359	39,326
*	Methanol Chemicals Co.	7,802	15,588
*	Middle East Paper Co.	6,531	25,468
*	Mobile Telecommunications Co. Saudi Arabia	102,208	309,213
	Mouwasat Medical Services Co.	4,217	123,263
*	Najran Cement Co.	32,642	103,375
*	Nama Chemicals Co.	2,845	15,110
*	National Agriculture Development Co. (The)	15,426	123,408
*	National Co., for Glass Manufacturing (The)	4,939	28,165
	National Commercial Bank	94,360	912,775
	National Gas & Industrialization Co.	5,759	43,804
*	National Industrialization Co.	112,236	310,124
	National Medical Care Co.	1,483	18,049
*	National Metal Manufacturing & Casting Co.	2,556	11,166
*	Northern Region Cement Co.	32,333	86,980
	Qassim Cement Co. (The)	11,143	198,580
*	Rabigh Refining & Petrochemical Co.	35,648	120,788
*	Red Sea International Co.	4,080	16,506
	Riyad Bank	35,867	162,006
	Sahara International Petrochemical Co.	88,453	341,074
	Samba Financial Group	30,175	207,851
	Saudi Airlines Catering Co.	7,856	172,440
	Saudi Arabian Fertilizer Co.	8,961	186,634
	Saudi Automotive Services Co.	9,146	63,893
	Saudi Basic Industries Corp.	31,058	735,075
	Saudi British Bank (The)	7,932	51,192
	Saudi Cement Co.	14,852	222,551
*	Saudi Ceramic Co.	9,002	90,789
*	Saudi Chemical Co., Holding.	10,453	69,114
	Saudi Co. For Hardware CJSC	2,934	35,688
	Saudi Electricity Co.	30,904	128,727
	Saudi Ground Services Co.	19,965	155,468
	Saudi Industrial Investment Group	26,925	131,716
	Saudi Industrial Services Co.	7,176	41,381
*	Saudi Investment Bank (The)	4,280	15,171
*	Saudi Kayan Petrochemical Co.	96,708	209,039
*	Saudi Marketing Co.	3,758	25,101
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,308	27,716
*	Saudi Printing & Packaging Co.	4,764	18,486
*	Saudi Re for Cooperative Reinsurance Co.	15,428	37,358
*	Saudi Real Estate Co.	12,843	45,631
*	Saudi Research & Marketing Group	7,364	115,785
	Saudi Telecom Co.	22,218	578,313
	Saudia Dairy & Foodstuff Co.	1,754	82,389
	Savola Group (The)	25,647	317,031
	Seera Group Holding	73,973	326,868
	Southern Province Cement Co.	13,261	232,079
*	Tabuk Cement Co.	14,840	52,848
*	Takween Advanced Industries Co.	12,357	26,205
	Umm Al-Qura Cement Co.	7,951	51,459
	United Electronics Co.	4,754	72,287

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	United International Transportation Co.	8,005	$69,394
	United Wire Factories Co.	2,988	16,316
	Yamama Cement Co.	3,784	24,175
	Yanbu Cement Co.	11,962	99,783
*	Zamil Industrial Investment Co.	10,654	46,228
TOTAL SAUDI ARABIA			13,834,025
SINGAPORE — (0.7%)
	Accordia Golf Trust	312,200	151,232
	AEM Holdings, Ltd.	49,200	131,394
	Amara Holdings, Ltd.	25,000	6,175
	Aspial Corp., Ltd.	58,100	6,233
	Avarga, Ltd.	64,000	6,819
*	Banyan Tree Holdings, Ltd.	203,300	31,926
	Best World International, Ltd.	114,600	21,085
*	Bonvests Holdings, Ltd.	22,000	14,472
	Boustead Projects, Ltd.	15,189	8,633
	Bukit Sembawang Estates, Ltd.	46,200	126,722
	Bund Center Investment, Ltd.	64,750	23,383
	CapitaLand, Ltd.	152,500	307,781
	Centurion Corp., Ltd.	57,200	14,571
	China Aviation Oil Singapore Corp., Ltd.	132,800	93,035
	China Sunsine Chemical Holdings, Ltd.	230,000	56,228
	Chip Eng Seng Corp., Ltd.	165,700	53,879
	City Developments, Ltd.	74,700	447,350
	Civmec, Ltd.	16,000	4,186
	ComfortDelGro Corp., Ltd.	434,000	431,794
*	COSCO Shipping International Singapore Co., Ltd.	139,800	20,183
	CSE Global, Ltd.	83,500	29,195
	Dairy Farm International Holdings, Ltd.	39,800	171,006
	DBS Group Holdings, Ltd.	137,452	1,985,584
	Del Monte Pacific, Ltd.	179,159	17,074
	Delfi, Ltd.	21,900	11,999
*	Ezion Holdings, Ltd.	1,747,154	10,300
#*	Ezra Holdings, Ltd.	767,465	1,151
	Far East Orchard, Ltd.	55,776	39,358
	First Resources, Ltd.	228,800	229,404
	Food Empire Holdings, Ltd.	131,300	50,054
	Fragrance Group, Ltd.	206,000	17,410
	Frasers Property, Ltd.	110,100	93,143
	Frencken Group, Ltd.	147,500	126,382
*	Gallant Venture, Ltd.	282,900	23,708
	Genting Singapore, Ltd.	490,000	262,862
*	Geo Energy Resources, Ltd.	267,800	22,383
	GL, Ltd.	168,800	71,171
	Golden Agri-Resources, Ltd.	2,558,100	294,178
	Golden Energy & Resources, Ltd.	117,900	13,513
	Great Eastern Holdings, Ltd.	5,600	78,884
	GuocoLand, Ltd.	129,766	131,886
*	Halcyon Agri Corp., Ltd.	115,356	19,691
	Hiap Hoe, Ltd.	39,000	18,905
	Hi-P International, Ltd.	80,800	75,752
	Ho Bee Land, Ltd.	79,100	117,503
	Hong Fok Corp., Ltd.	141,220	67,839
	Hong Leong Asia, Ltd.	128,500	44,156
	Hong Leong Finance, Ltd.	26,800	44,819
	Hongkong Land Holdings, Ltd.	139,200	530,240
	Hotel Grand Central, Ltd.	41,908	28,131
	Hutchison Port Holdings Trust	2,379,800	258,051

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Hyflux, Ltd.	291,500	$3,826
	iFAST Corp., Ltd.	57,100	74,252
#	IGG, Inc.	395,000	386,991
*	Indofood Agri Resources, Ltd.	175,000	36,591
	Japfa, Ltd.	286,440	138,056
	Jardine Cycle & Carriage, Ltd.	14,955	219,280
	Keppel Corp., Ltd.	213,800	841,922
	Keppel Infrastructure Trust	707,615	281,541
	KSH Holdings, Ltd.	66,000	16,588
	Lian Beng Group, Ltd.	154,500	42,667
	Low Keng Huat Singapore, Ltd.	66,000	18,241
	Mandarin Oriental International, Ltd.	21,800	32,263
*	Midas Holdings, Ltd.	550,500	14,424
*	mm2 Asia, Ltd.	135,400	18,061
	Nera Telecommunications, Ltd.	53,000	6,888
	NetLink NBN Trust	64,200	44,992
*	Oceanus Group, Ltd.	2,196,800	11,256
	Olam International, Ltd.	113,200	110,226
	OUE, Ltd.	151,300	125,612
	Oversea-Chinese Banking Corp., Ltd.	246,915	1,546,616
	Oxley Holdings, Ltd.	437,928	68,879
	Pan-United Corp., Ltd.	53,750	11,383
	Perennial Real Estate Holdings, Ltd.	18,900	13,031
	Q&M Dental Group Singapore, Ltd.	94,100	31,805
	QAF, Ltd.	55,107	31,191
*	Raffles Education Corp., Ltd.	143,481	11,839
	Raffles Medical Group, Ltd.	53,614	34,258
	Riverstone Holdings, Ltd.	82,600	227,204
	SATS, Ltd.	142,070	284,769
	SBS Transit, Ltd.	22,300	46,251
	Sembcorp Industries, Ltd.	627,100	791,671
*	Sembcorp Marine, Ltd.	87,400	24,305
	Sheng Siong Group, Ltd.	234,900	291,197
	SIA Engineering Co., Ltd.	7,200	9,312
	SIIC Environment Holdings, Ltd.	409,000	61,143
	Sinarmas Land, Ltd.	520,200	66,094
	Sing Holdings, Ltd.	16,000	4,327
	Singapore Airlines, Ltd.	544,250	1,357,664
	Singapore Exchange, Ltd.	122,300	729,559
	Singapore Post, Ltd.	621,800	323,011
	Singapore Technologies Engineering, Ltd.	169,400	405,186
	Singapore Telecommunications, Ltd.	582,300	1,056,800
	Singapore Telecommunications, Ltd.	40,000	72,853
	Stamford Land Corp., Ltd.	150,000	37,350
	StarHub, Ltd.	209,100	186,154
	Sunningdale Tech, Ltd.	88,300	65,179
*	Swiber Holdings, Ltd.	105,749	1,570
	Tai Sin Electric, Ltd.	55,856	12,038
	Tuan Sing Holdings, Ltd.	239,675	48,230
	UMS Holdings, Ltd.	195,000	143,117
	United Industrial Corp., Ltd.	80,613	122,977
	United Overseas Bank, Ltd.	113,892	1,603,543
	UOB-Kay Hian Holdings, Ltd.	82,657	71,369
	UOL Group, Ltd.	142,255	689,067
	Venture Corp., Ltd.	103,600	1,352,956
	Vicom, Ltd.	18,400	28,749
	Wee Hur Holdings, Ltd.	112,500	14,756
	Wilmar International, Ltd.	23,000	77,745

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings, Ltd.	211,800	$263,811
TOTAL SINGAPORE			21,485,449
SOUTH AFRICA — (1.5%)
	Absa Group, Ltd.	216,901	1,005,232
	Adcock Ingram Holdings, Ltd.	37,617	96,561
	Adcorp Holdings, Ltd.	30,200	4,947
	Advtech, Ltd.	247,479	107,397
	AECI, Ltd.	68,185	344,539
	African Oxygen, Ltd.	57,335	58,487
	African Rainbow Minerals, Ltd.	56,227	641,943
	Afrimat, Ltd.	19,640	39,028
	Alexander Forbes Group Holdings, Ltd.	384,692	72,959
	Allied Electronics Corp., Ltd., Class A	61,028	71,693
	Alviva Holdings, Ltd.	57,884	18,721
	Anglo American Platinum, Ltd.	11,182	858,366
	AngloGold Ashanti, Ltd.	39,572	1,290,992
	AngloGold Ashanti, Ltd., Sponsored ADR	49,266	1,585,873
*	Aspen Pharmacare Holdings, Ltd.	64,893	502,030
	Astral Foods, Ltd.	27,568	221,884
	AVI, Ltd.	146,804	605,179
	Balwin Properties, Ltd.	30,346	4,387
	Barloworld, Ltd.	113,993	439,689
	Bid Corp., Ltd.	62,484	1,030,594
	Bidvest Group, Ltd. (The)	71,014	548,167
	Capitec Bank Holdings, Ltd.	9,430	487,920
	Cashbuild, Ltd.	13,762	128,329
	Caxton and CTP Publishers and Printers, Ltd.	6,415	1,517
	City Lodge Hotels, Ltd.	18,314	17,135
	Clicks Group, Ltd.	69,704	930,214
	Coronation Fund Managers, Ltd.	81,420	186,907
	Curro Holdings, Ltd.	28,501	14,819
	DataTec, Ltd.	144,442	190,676
	Discovery, Ltd.	105,104	683,449
	Distell Group Holdings, Ltd.	14,489	57,616
	Evraz Highveld Steel And Vanad	4,215	0
	Exxaro Resources, Ltd.	84,244	664,575
	Famous Brands, Ltd.	27,746	68,320
	FirstRand, Ltd.	570,026	1,298,268
	Foschini Group, Ltd. (The)	106,167	435,590
	Gold Fields, Ltd., Sponsored ADR	496,865	6,503,963
*	Grindrod Shipping Holdings, Ltd.	5,985	18,368
	Grindrod, Ltd.	239,421	51,541
*	Harmony Gold Mining Co., Ltd.	14,209	91,778
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	199,683	1,287,955
	Hudaco Industries, Ltd.	19,536	80,520
	Impala Platinum Holdings, Ltd.	263,569	2,352,886
	Imperial Logistics, Ltd.	86,598	168,477
	Investec, Ltd.	48,449	94,843
	Italtile, Ltd.	90,429	52,152
	JSE, Ltd.	29,744	201,840
	KAP Industrial Holdings, Ltd.	822,506	124,423
	Kumba Iron Ore, Ltd.	23,130	747,975
	Lewis Group, Ltd.	58,479	47,765
	Liberty Holdings, Ltd.	93,030	376,888
	Life Healthcare Group Holdings, Ltd.	733,505	748,517
*	Long4Life, Ltd.	65,322	11,840
*	Massmart Holdings, Ltd.	55,696	63,957
	Merafe Resources, Ltd.	762,601	20,189

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Metair Investments, Ltd.	98,252	$104,239
	MiX Telematics, Ltd., Sponsored ADR	7,590	77,114
	Momentum Metropolitan Holdings	572,855	557,361
*	Motus Holdings Ltd.	36,426	60,285
	Mpact, Ltd.	81,828	38,034
	Mr. Price Group, Ltd.	67,867	501,899
	MTN Group, Ltd.	547,162	1,913,817
*	MultiChoice Group, Ltd.	122,351	753,926
	Murray & Roberts Holdings, Ltd.	181,217	61,158
*	Nampak, Ltd.	283,257	19,457
	Naspers, Ltd., Class N	6,105	1,110,812
	Nedbank Group, Ltd.	137,307	842,711
	NEPI Rockcastle P.L.C.	60,803	315,152
	Netcare, Ltd.	606,113	482,592
*	Ninety One, Ltd.	24,224	70,439
*	Northam Platinum, Ltd.	122,047	963,391
	Oceana Group, Ltd.	38,491	161,781
	Old Mutual, Ltd.	258,830	173,802
	Old Mutual, Ltd.	1,048,747	699,183
*	Omnia Holdings, Ltd.	64,120	102,237
*	Peregrine Holdings, Ltd.	133,208	157,044
	Pick n Pay Stores, Ltd.	137,682	360,476
*	PPC, Ltd.	620,481	28,167
	PSG Group, Ltd.	40,958	366,445
	PSG Konsult, Ltd.	27,570	11,334
	Raubex Group, Ltd.	82,409	121,794
	RCL Foods, Ltd.	37,465	20,180
	Reunert, Ltd.	110,443	200,959
	RFG Holdings, Ltd.	33,536	26,643
*	Royal Bafokeng Platinum, Ltd.	28,659	84,727
	Sanlam, Ltd.	193,498	684,769
	Santam, Ltd.	18,782	291,060
*	Sappi, Ltd.	339,247	486,833
*	Sasol, Ltd.	6,235	50,401
*	Sasol, Ltd., Sponsored ADR	83,230	668,337
	Shoprite Holdings, Ltd.	123,099	752,021
*	Sibanye Stillwater, Ltd.	822,803	2,327,539
*	Sibanye Stillwater, Ltd., ADR	49,830	560,090
	SPAR Group, Ltd. (The)	73,122	704,458
	Spur Corp., Ltd.	23,750	22,573
	Standard Bank Group, Ltd.	263,436	1,675,431
*	Steinhoff International Holdings NV	314,204	18,440
*	Sun International, Ltd.	73,525	41,851
*	Super Group, Ltd.	233,589	258,775
	Telkom SA SOC, Ltd.	188,008	320,547
	Tiger Brands, Ltd.	48,158	495,922
*	Tongaat Hulett, Ltd.	57,378	15,243
	Transaction Capital, Ltd.	185,160	197,901
	Trencor, Ltd.	88,428	25,931
	Truworths International, Ltd.	181,119	347,142
	Tsogo Sun Gaming, Ltd.	285,978	53,835
	Vodacom Group, Ltd.	114,626	860,134
	Wilson Bayly Holmes-Ovcon, Ltd.	29,309	191,732
	Woolworths Holdings, Ltd.	344,532	637,218
TOTAL SOUTH AFRICA			49,835,222
SOUTH KOREA — (4.0%)
	ABOV Semiconductor Co., Ltd.	3,017	26,842
*	Abpro Bio Co., Ltd.	33,350	22,581

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ADTechnology Co., Ltd.	2,279	$63,430
	Advanced Nano Products Co., Ltd.	930	23,835
	Advanced Process Systems Corp.	4,264	95,297
	AfreecaTV Co., Ltd.	2,962	156,854
*	Agabang&Company	9,906	24,453
	Ahnlab, Inc.	579	28,689
	AK Holdings, Inc.	2,876	43,715
	Amorepacific Corp.	1,320	184,465
	AMOREPACIFIC Group	1,754	78,563
*	Amotech Co., Ltd.	1,427	40,277
*	Ananti, Inc.	2,017	17,679
*	Apact Co., Ltd.	2,318	14,260
*	Aprogen pharmaceuticals, Inc.	23,770	30,672
*	APS Holdings Corp.	6,201	44,874
	Asia Cement Co., Ltd.	960	47,723
	ASIA Holdings Co., Ltd.	567	35,472
	Asia Paper Manufacturing Co., Ltd.	2,188	53,028
*	Asiana Airlines, Inc.	77,860	267,693
	Austem Co., Ltd.	8,124	16,549
	Autech Corp.	5,453	55,375
	Baiksan Co., Ltd.	6,645	28,538
*	Barun Electronics Co., Ltd.	326	1,072
#	Bcworld Pharm Co., Ltd.	1,008	16,282
	BGF retail Co., Ltd.	2,200	229,885
*	BH Co., Ltd.	8,461	166,512
	Binggrae Co., Ltd.	1,244	63,611
	BioSmart Co., Ltd.	2,999	21,870
	BNK Financial Group, Inc.	77,870	336,574
	Boditech Med, Inc.	4,164	73,843
	Bookook Securities Co., Ltd.	1,282	20,450
	Boryung Pharmaceutical Co., Ltd.	6,452	89,355
	Bubang Co., Ltd.	10,013	18,089
	Bukwang Pharmaceutical Co., Ltd.	1,767	54,964
*	Byucksan Corp.	23,697	35,453
*	CammSys Corp.	14,666	39,763
*	Capro Corp.	15,677	34,179
	Caregen Co., Ltd.	323	18,736
*	Celltrion Pharm, Inc.	580	57,494
*	Celltrion, Inc.	3,181	792,994
	Changhae Ethanol Co., Ltd.	2,313	26,750
	Cheil Worldwide, Inc.	10,687	172,499
	Chemtronics Co., Ltd.	2,970	39,713
*	ChinHung International, Inc.	4,637	9,709
	Chong Kun Dang Pharmaceutical Corp.	1,950	221,413
	Chongkundang Holdings Corp.	956	99,396
*	Chorokbaem Media Co., Ltd.	19,854	25,738
	Chungdahm Learning, Inc.	2,571	45,216
*	CJ CGV Co., Ltd.	7,466	123,490
	CJ CheilJedang Corp.	2,122	688,523
	CJ Corp.	8,243	570,708
	CJ ENM Co., Ltd.	4,829	467,670
	CJ Freshway Corp.	1,946	24,802
*	CJ Logistics Corp.	1,786	229,750
	CKD Bio Corp.	1,422	47,282
	Clean & Science Co., Ltd.	1,813	57,004
	Cosmax, Inc.	1,272	99,337
*	COSON Co., Ltd.	3,351	13,057
	Coway Co., Ltd.	8,615	555,379
	COWELL FASHION Co., Ltd.	10,296	54,436

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Crown Confectionery Co., Ltd.	733	$5,286
	CROWNHAITAI Holdings Co., Ltd.	6,390	44,755
	CS Wind Corp.	538	35,928
	Cuckoo Holdings Co., Ltd.	280	18,863
	Cuckoo Homesys Co., Ltd.	2,354	70,974
	Dae Hyun Co., Ltd.	11,980	18,043
	Dae Won Chemical Co., Ltd.	6,000	9,029
	Dae Won Kang Up Co., Ltd.	13,591	35,138
*	Daehan New Pharm Co., Ltd.	2,481	25,959
*	Dae-Il Corp.	2,747	3,955
	Daelim B&Co Co., Ltd.	2,393	10,274
	Daelim Industrial Co., Ltd.	9,207	647,600
	Daesang Corp.	9,659	207,000
	Daesang Holdings Co., Ltd.	7,797	54,971
*	Daewon Cable Co., Ltd.	7,277	6,299
*	Daewon Media Co., Ltd.	2,936	15,279
	Daewon Pharmaceutical Co., Ltd.	3,829	68,347
*	Daewoo Engineering & Construction Co., Ltd.	59,880	175,723
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	17,168	342,043
	Daewoong Co., Ltd.	5,457	117,746
	Daewoong Pharmaceutical Co., Ltd.	173	16,006
	Daihan Pharmaceutical Co., Ltd.	2,757	69,103
	Daishin Securities Co., Ltd.	16,973	147,802
	Danawa Co., Ltd.	1,579	36,385
*	Dasan Networks, Inc.	1,978	19,002
	Dawonsys Co., Ltd.	1,073	18,332
	DB Financial Investment Co., Ltd.	13,364	39,999
	DB HiTek Co., Ltd.	26,181	756,359
	DB Insurance Co., Ltd.	30,976	1,225,132
*	Dentium Co., Ltd.	1,909	65,818
*	Deutsch Motors, Inc.	10,784	60,908
	DGB Financial Group, Inc.	68,696	297,681
	DHP Korea Co., Ltd.	2,180	14,605
	DI Dong Il Corp.	781	47,924
	Digital Daesung Co., Ltd.	3,145	16,104
*	DIO Corp.	774	17,117
	Dohwa Engineering Co., Ltd.	2,151	14,289
	Dong-A Socio Holdings Co., Ltd.	701	58,605
	Dong-A ST Co., Ltd.	935	72,737
	Dong-Ah Geological Engineering Co., Ltd.	5,490	74,389
*	Dongbang Transport Logistics Co., Ltd.	10,932	17,550
	Dongjin Semichem Co., Ltd.	14,691	391,633
	DongKook Pharmaceutical Co., Ltd.	791	97,536
	Dongkuk Industries Co., Ltd.	16,033	47,008
*	Dongkuk Steel Mill Co., Ltd.	28,589	146,035
	Dongsuh Cos., Inc.	897	16,274
	Dongsung Chemical Co., Ltd.	1,451	19,697
	DONGSUNG Corp.	8,113	26,848
	Dongwha Enterprise Co., Ltd.	1,692	70,622
	Dongwha Pharm Co., Ltd.	6,113	125,654
	Dongwon F&B Co., Ltd.	458	69,820
	Dongwon Industries Co., Ltd.	960	151,703
	Dongwon Systems Corp.	803	14,286
*	Dongyang Steel Pipe Co., Ltd.	6,370	5,526
	Doosan Bobcat, Inc.	9,805	222,071
	Doosan Co., Ltd.	2,554	102,026
*	Doosan Fuel Cell Co., Ltd.	8,541	329,484
*	Doosan Heavy Industries & Construction Co., Ltd.	62,793	553,828
#*	Doosan Infracore Co., Ltd.	88,899	532,243

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Doosan Solus Co., Ltd.	4,708	$149,465
	DoubleUGames Co., Ltd.	3,372	215,732
	Douzone Bizon Co., Ltd.	6,519	574,787
	DRB Holding Co., Ltd.	4,715	26,531
	DTR Automotive Corp.	1,624	32,944
*	Duk San Neolux Co., Ltd.	1,045	30,700
	DY Corp.	3,478	11,921
	e Tec E&C, Ltd.	1,035	61,185
	E1 Corp.	740	23,638
	Eagon Industrial, Ltd.	2,793	18,023
*	Easy Bio, Inc.	789	34,782
	Easy Holdings Co., Ltd.	19,206	77,872
	Ecopro Co., Ltd.	4,759	145,669
	e-Credible Co., Ltd.	1,366	27,128
	E-MART, Inc.	5,440	520,831
*	EM-Tech Co., Ltd.	2,896	30,847
	ENF Technology Co., Ltd.	5,534	223,647
	Eo Technics Co., Ltd.	572	53,517
	Estechpharma Co., Ltd.	1,289	12,923
	Eugene Investment & Securities Co., Ltd.	30,725	98,783
	Eugene Technology Co., Ltd.	1,778	50,569
*	Eusu Holdings Co., Ltd.	5,858	28,245
	F&F Co., Ltd.	2,079	142,950
	Farmsco	6,877	36,004
	FarmStory Co., Ltd.	27,766	27,956
*	Feelux Co., Ltd.	2,399	8,730
	Fila Holdings Corp.	19,444	546,906
	Fine Semitech Corp.	5,871	135,771
	Foosung Co., Ltd.	7,831	54,222
	Gabia, Inc.	4,066	56,964
*	Gamevil, Inc.	729	20,545
	Gaon Cable Co., Ltd.	1,340	18,690
*	Gigalane Co., Ltd.	5,905	5,397
	GMB Korea Corp.	5,922	24,299
*	GNCO Co., Ltd.	4,594	4,873
	GOLFZON Co., Ltd.	1,146	73,393
	Grand Korea Leisure Co., Ltd.	4,938	52,917
	Green Cross Holdings Corp.	3,869	86,051
	GS Engineering & Construction Corp.	29,104	659,937
	GS Holdings Corp.	37,024	1,089,657
	GS Retail Co., Ltd.	6,668	192,447
	Gunjang Energy Co., Ltd.	1,638	39,707
	Gwangju Shinsegae Co., Ltd.	211	24,464
*	GY Commerce Co., Ltd.	4,617	1,635
	HAESUNG DS Co., Ltd.	3,148	54,830
	Haimarrow Food Service Co., Ltd.	7,857	15,566
	Haitai Confectionery & Foods Co., Ltd.	2,877	20,225
	Halla Holdings Corp.	4,259	104,388
	Han Kuk Carbon Co., Ltd.	7,973	56,027
	Hana Financial Group, Inc.	47,281	1,173,282
	Hana Micron, Inc.	9,004	41,972
	Hana Tour Service, Inc.	2,147	68,149
*	Hanall Biopharma Co., Ltd.	1,459	35,538
*	Hancom, Inc.	5,157	73,405
	Handok, Inc.	2,285	67,355
	Handsome Co., Ltd.	5,040	128,433
	Hanil Holdings Co., Ltd.	777	28,814
	Hanjin Kal Corp.	460	32,448
#	Hanjin Transportation Co., Ltd.	4,500	194,100

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Shell Oil Co., Ltd.	303	$59,851
	Hankook Tire & Technology Co., Ltd.	27,900	610,973
	Hanmi Pharm Co., Ltd.	389	86,159
	Hanmi Science Co., Ltd.	437	15,511
	HanmiGlobal Co., Ltd.	2,183	16,943
	Hanon Systems	20,050	167,897
	Hans Biomed Corp.	747	12,517
	Hansae Co., Ltd.	1,440	12,832
	Hansae Yes24 Holdings Co., Ltd.	4,846	16,006
	Hanshin Construction	4,668	55,697
	Hanshin Machinery Co.	5,751	6,537
	Hansol Chemical Co., Ltd.	2,613	332,517
*	Hansol Holdings Co., Ltd.	18,533	50,888
	Hansol Paper Co., Ltd.	11,893	137,558
*	Hansol Technics Co., Ltd.	11,263	88,158
	Hanssem Co., Ltd.	1,642	140,703
*	Hanwha Aerospace Co., Ltd.	13,618	278,841
	Hanwha Corp.	17,230	367,983
*	Hanwha General Insurance Co., Ltd.	39,216	93,148
*	Hanwha Investment & Securities Co., Ltd.	53,696	79,687
	Hanwha Life Insurance Co., Ltd.	104,268	128,462
	Hanwha Solutions Corp.	38,826	833,420
	Hanyang Eng Co., Ltd.	5,129	46,918
*	Harim Co., Ltd.	9,249	21,733
	Harim Holdings Co., Ltd.	6,414	35,968
	HB Technology Co., Ltd.	8,492	16,421
	HDC Holdings Co., Ltd.	15,758	128,662
	HDC Hyundai Engineering Plastics Co., Ltd.	4,140	14,342
*	Heung-A Shipping Co., Ltd.	46,930	7,622
*	Heungkuk Fire & Marine Insurance Co., Ltd.	26,951	50,137
	High Tech Pharm Co., Ltd.	1,557	13,496
	Hite Jinro Co., Ltd.	5,237	183,182
	Hitejinro Holdings Co., Ltd.	2,515	45,164
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	8,820	33,362
*	HLB, Inc.	1,355	95,320
*	Homecast Co., Ltd.	5,594	16,779
	Hotel Shilla Co., Ltd.	9,154	541,616
	HS Industries Co., Ltd.	24,285	141,190
	HS R&A Co., Ltd.	23,290	36,146
	Huchems Fine Chemical Corp.	10,363	144,955
*	Hugel, Inc.	243	32,072
	Humedix Co., Ltd.	667	15,979
	Huons Co., Ltd.	2,213	112,079
	Huons Global Co., Ltd.	1,810	49,365
	Huvis Corp.	6,198	34,404
	Hwail Pharm Co., Ltd.	2,876	32,180
	Hwaseung Enterprise Co., Ltd.	2,081	19,564
*	Hyosung Advanced Materials Corp.	1,295	144,259
	Hyosung Chemical Corp.	922	83,147
	Hyosung Corp.	3,201	183,906
	Hyosung TNC Co., Ltd.	1,251	119,510
*	Hyundai Bioscience Co., Ltd.	1,683	17,604
*	Hyundai Construction Equipment Co., Ltd.	4,756	91,135
	Hyundai Corp.	2,255	28,071
	Hyundai Department Store Co., Ltd.	4,534	227,479
*	Hyundai Electric & Energy System Co., Ltd.	9,398	98,529
	Hyundai Elevator Co., Ltd.	5,455	212,487
	Hyundai Engineering & Construction Co., Ltd.	12,697	366,766
	Hyundai Glovis Co., Ltd.	5,345	501,095

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Greenfood Co., Ltd.	23,883	$158,459
	Hyundai Heavy Industries Holdings Co., Ltd.	1,682	334,524
	Hyundai Livart Furniture Co., Ltd.	5,239	84,110
	Hyundai Marine & Fire Insurance Co., Ltd.	39,512	773,327
	Hyundai Motor Co.	14,724	1,570,472
	Hyundai Motor Securities Co., Ltd.	9,464	74,214
*	Hyundai Rotem Co., Ltd.	3,655	55,518
	Hyundai Steel Co.	22,674	473,560
	Hyundai Telecommunication Co., Ltd.	3,577	21,182
	Hyundai Wia Corp.	6,476	207,211
	HyVision System, Inc.	3,080	30,878
*	iA, Inc.	22,640	8,479
	ICD Co., Ltd.	2,248	29,488
*	IHQ, Inc.	28,719	35,773
*	Il Dong Pharmaceutical Co., Ltd.	3,284	44,076
*	Iljin Electric Co., Ltd.	5,010	12,005
	Iljin Holdings Co., Ltd.	9,856	40,329
	Ilyang Pharmaceutical Co., Ltd.	972	68,885
	iMarketKorea, Inc.	5,580	39,869
	InBody Co., Ltd.	3,074	43,115
	Industrial Bank of Korea	53,684	366,314
	INITECH Co., Ltd.	3,292	12,334
	Innocean Worldwide, Inc.	1,400	58,733
*	Innox Advanced Materials Co., Ltd.	1,319	57,856
*	Inscobee, Inc.	32,730	54,056
*	Insun ENT Co., Ltd.	6,974	53,777
	Interojo Co., Ltd.	2,055	38,759
	Interpark Corp.	23,008	49,545
	INZI Display Co., Ltd.	6,794	10,006
	IS Dongseo Co., Ltd.	8,079	297,384
	ISC Co., Ltd.	3,461	65,192
	i-SENS, Inc.	2,574	61,862
	IsuPetasys Co., Ltd.	3,544	12,783
*	Jahwa Electronics Co., Ltd.	3,600	37,421
	JB Financial Group Co., Ltd.	74,744	288,946
*	JC Hyun System, Inc.	3,025	15,253
*	Jcontentree Corp.	1,286	31,968
*	Jeju Semiconductor Corp.	2,916	7,424
*	Jejuair Co., Ltd.	3,539	46,402
	Jinsung T.E.C.	6,911	45,444
	JLS Co., Ltd.	3,439	16,963
	Jusung Engineering Co., Ltd.	12,280	72,366
	JVM Co., Ltd.	239	6,651
	JW Life Science Corp.	2,832	46,587
	JYP Entertainment Corp.	7,188	180,654
	Kangwon Land, Inc.	8,480	162,801
	KAON Media Co., Ltd.	5,253	26,301
	KB Financial Group, Inc.	23,437	693,624
	KB Financial Group, Inc., ADR	12,984	379,912
	KC Green Holdings Co., Ltd.	5,380	18,604
	KC Tech Co., Ltd.	4,198	82,103
	KCC Engineering & Construction Co., Ltd.	3,969	22,964
	KEPCO Engineering & Construction Co., Inc.	860	11,713
	KEPCO Plant Service & Engineering Co., Ltd.	2,501	61,815
*	KEYEAST Co., Ltd.	4,075	51,254
	Kginicis Co., Ltd.	7,157	142,832
	KGMobilians Co., Ltd.	5,711	55,236
	Kia Motors Corp.	19,843	675,384
	KINX, Inc.	628	34,142

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KISWIRE, Ltd.	3,301	$43,502
*	Kiwi Media Group Co., Ltd.	40,032	945
	KIWOOM Securities Co., Ltd.	3,976	321,098
	KMH Co., Ltd.	5,485	36,227
*	KMW Co., Ltd.	3,893	233,497
*	Kodaco Co., Ltd.	17,987	17,211
	Koentec Co., Ltd.	6,483	48,939
	Koh Young Technology, Inc.	1,620	133,719
	Kolmar BNH Co., Ltd.	2,817	141,265
	Kolmar Korea Holdings Co., Ltd.	2,909	71,117
	Kolon Global Corp.	2,357	20,797
	Kolon Industries, Inc.	6,395	181,500
	Kolon Plastic, Inc.	3,939	14,881
	KoMiCo, Ltd.	1,777	59,284
	Korea Aerospace Industries, Ltd.	5,693	114,838
	Korea Asset In Trust Co., Ltd.	27,927	65,723
	Korea Autoglass Corp.	5,301	64,246
*	Korea Circuit Co., Ltd.	4,621	63,161
*	Korea District Heating Corp.	551	15,822
*	Korea Electric Power Corp., Sponsored ADR	14,609	114,388
*	Korea Electric Power Corp.	4,467	71,664
	Korea Electric Terminal Co., Ltd.	2,571	83,991
	Korea Gas Corp.	4,518	96,337
*	Korea Information & Communications Co., Ltd.	4,831	37,269
	Korea Investment Holdings Co., Ltd.	13,153	538,747
*	Korea Line Corp.	8,577	117,573
	Korea Petrochemical Ind Co., Ltd.	2,039	199,567
	Korea Real Estate Investment & Trust Co., Ltd.	83,855	120,877
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	6,275	471,230
	Korea United Pharm, Inc.	3,679	76,493
	Korea Zinc Co., Ltd.	699	243,062
*	Korean Air Lines Co., Ltd.	66,206	969,871
	Korean Reinsurance Co.	38,045	227,800
	Kortek Corp.	5,148	38,492
	KSS LINE, Ltd.	8,759	62,223
	KT Corp., Sponsored ADR	10,532	103,846
	KT Skylife Co., Ltd.	14,519	102,943
	KT&G Corp.	8,456	573,942
	KTB Investment & Securities Co., Ltd.	20,557	42,379
	Kukdo Chemical Co., Ltd.	1,090	36,087
	Kumho Petrochemical Co., Ltd.	8,110	576,838
*	Kumho Tire Co., Inc.	29,214	70,949
	Kumkang Kind Co., Ltd.	7,285	22,058
	Kwang Dong Pharmaceutical Co., Ltd.	9,744	74,953
	Kyeryong Construction Industrial Co., Ltd.	4,548	97,514
	Kyobo Securities Co., Ltd.	10,286	58,057
	Kyung Dong Navien Co., Ltd.	1,778	75,575
	Kyungbang Co., Ltd.	6,447	61,723
	KyungDong City Gas Co., Ltd.	1,197	16,721
	Kyung-In Synthetic Corp.	6,920	52,111
	LB Semicon, Inc.	12,595	100,483
	Leadcorp, Inc. (The)	14,653	95,334
*	Leaders Cosmetics Co., Ltd.	848	2,865
	LEENO Industrial, Inc.	3,102	358,767
*	Leenos Corp.	10,531	10,597
	LG Chem, Ltd.	1,602	767,100
	LG Corp.	15,362	953,939
*	LG Display Co., Ltd., ADR	144,957	769,722
	LG Electronics, Inc.	45,523	2,707,013

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Hausys, Ltd.	3,750	$197,272
	LG HelloVision Co., Ltd.	17,066	57,078
	LG Household & Health Care, Ltd.	737	850,003
	LG Innotek Co., Ltd.	7,043	955,972
	LG International Corp.	11,639	147,944
	LG Uplus Corp.	93,210	897,274
	LIG Nex1 Co., Ltd.	1,280	36,195
	Lion Chemtech Co., Ltd.	1,399	9,111
*	Lock & Lock Co., Ltd.	3,971	37,076
*	LOT Vacuum Co., Ltd.	2,626	33,349
	Lotte Chemical Corp.	2,827	400,925
	Lotte Chilsung Beverage Co., Ltd.	1,080	91,759
	Lotte Corp.	4,274	111,607
	LOTTE Fine Chemical Co., Ltd.	7,746	284,907
	Lotte Food Co., Ltd.	197	54,459
	LOTTE Himart Co., Ltd.	3,486	89,430
*	Lotte Non-Life Insurance Co., Ltd.	41,650	59,664
	Lotte Shopping Co., Ltd.	3,944	258,544
	LS Cable & System Asia, Ltd.	644	3,618
	LS Corp.	5,047	178,123
	LS Electric Co., Ltd.	6,112	275,624
*	Lumens Co., Ltd.	22,437	36,302
*	LVMC Holdings	13,279	40,258
	Macquarie Korea Infrastructure Fund	37,447	355,526
	Maeil Holdings Co., Ltd.	4,128	28,072
	Mando Corp.	16,984	394,212
	Mcnex Co., Ltd.	6,556	213,656
*	ME2ON Co., Ltd.	8,057	56,311
*	Medipost Co., Ltd.	771	18,078
	Medy-Tox, Inc.	1,220	177,200
	Meerecompany, Inc.	1,150	26,119
	MegaStudyEdu Co., Ltd.	3,356	95,765
	Meritz Financial Group, Inc.	16,897	120,784
	Meritz Fire & Marine Insurance Co., Ltd.	30,872	321,894
	Meritz Securities Co., Ltd.	128,077	331,700
#	MiCo, Ltd.	18,529	260,269
	Minwise Co., Ltd.	2,371	27,947
	Mirae Asset Daewoo Co., Ltd.	56,044	372,128
	Mirae Asset Life Insurance Co., Ltd.	45,023	121,139
	Miwon Commercial Co., Ltd.	279	19,165
	Miwon Specialty Chemical Co., Ltd.	1,128	75,984
	Modetour Network, Inc.	262	2,483
	Moorim P&P Co., Ltd.	12,956	32,475
	Multicampus Co., Ltd.	752	18,501
	Namhae Chemical Corp.	4,401	28,587
*	Namsun Aluminum Co., Ltd.	3,792	17,725
*	Namuga Co., Ltd.	1,188	18,632
*	NanoenTek, Inc.	2,610	25,939
	Nasmedia Co., Ltd.	1,322	33,093
	NAVER Corp.	2,862	727,096
	NCSoft Corp.	1,285	875,594
	NeoPharm Co., Ltd.	1,311	34,633
*	Netmarble Corp.	492	52,926
*	New Power Plasma Co., Ltd.	7,870	39,756
	Nexen Corp.	11,315	38,242
	Nexen Tire Corp.	19,176	84,202
	NH Investment & Securities Co., Ltd.	45,555	336,342
	NHN KCP Corp.	4,623	242,866
	NICE Holdings Co., Ltd.	8,074	138,418

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nice Information & Telecommunication, Inc.	2,812	$56,056
	NICE Information Service Co., Ltd.	12,936	220,419
	NICE Total Cash Management Co., Ltd.	5,591	29,511
*	NK Co., Ltd.	11,386	9,866
	Nong Shim Holdings Co., Ltd.	919	62,142
	NongShim Co., Ltd.	621	192,670
	Noroo Holdings Co., Ltd.	1,230	9,603
	NPC	3,066	8,833
*	OCI Co., Ltd.	6,671	315,095
	OptoElectronics Solutions Co., Ltd.	2,293	115,970
	OPTRON-TEC, Inc.	11,325	60,418
	Orion Corp.	628	70,613
	Orion Holdings Corp.	9,992	104,462
*	Osstem Implant Co., Ltd.	4,830	149,418
	Ottogi Corp.	75	35,111
	Paik Kwang Industrial Co., Ltd.	13,521	42,208
*	Pan Ocean Co., Ltd.	46,097	136,447
	Paradise Co., Ltd.	7,876	86,766
	Partron Co., Ltd.	18,711	176,339
*	Pearl Abyss Corp.	1,507	238,698
*	Pharmicell Co., Ltd.	2,963	56,610
	PI Advanced Materials Co., Ltd.	4,450	127,535
*	PNE Solution Co., Ltd.	2,025	35,552
	Poongsan Corp.	7,772	158,499
	POSCO, Sponsored ADR	33,942	1,358,359
	POSCO	1,578	254,641
	POSCO Chemical Co., Ltd.	2,014	128,354
	Posco ICT Co., Ltd.	7,848	28,671
	Posco International Corp.	22,451	261,746
	Posco M-Tech Co., Ltd.	6,657	25,697
	Power Logics Co., Ltd.	17,904	113,734
	Protec Co., Ltd.	2,555	62,179
	PSK, Inc.	4,173	108,744
	Pulmuone Co., Ltd.	8,790	131,306
*	Redrover Co., Ltd.	12,814	1,230
	RFHIC Corp.	910	27,907
*	RFTech Co., Ltd.	6,617	56,556
	S&S Tech Corp.	4,200	154,458
*	S&T Motiv Co., Ltd.	3,768	142,208
	S-1 Corp.	4,010	304,618
	Sajo Industries Co., Ltd.	712	20,054
	Sajodaerim Corp.	851	10,211
*	Sajodongaone Co., Ltd.	16,592	11,951
*	SAM KANG M&T Co., Ltd.	2,334	18,427
*	Sambo Motors Co., Ltd.	6,699	28,841
	Samchully Co., Ltd.	778	50,680
	Samick THK Co., Ltd.	1,844	16,547
	Samji Electronics Co., Ltd.	5,213	48,866
	Samjin Pharmaceutical Co., Ltd.	3,278	78,996
*	Samkee Automotive Co., Ltd.	10,140	24,295
	SAMPYO Cement Co., Ltd.	10,906	33,069
*	Samsung Biologics Co., Ltd.	81	49,941
	Samsung Card Co., Ltd.	6,396	151,905
	Samsung Electro-Mechanics Co., Ltd.	10,373	1,227,141
	Samsung Electronics Co., Ltd., GDR	9,769	11,846,801
	Samsung Electronics Co., Ltd.	504,791	24,671,074
*	Samsung Engineering Co., Ltd.	36,533	366,420
	Samsung Fire & Marine Insurance Co., Ltd.	11,324	1,629,974
*	Samsung Heavy Industries Co., Ltd.	79,524	383,230

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Life Insurance Co., Ltd.	10,090	$403,075
	Samsung SDI Co., Ltd.	883	295,612
	Samsung SDS Co., Ltd.	2,510	351,789
	Samsung Securities Co., Ltd.	20,002	486,968
	SAMT Co., Ltd.	28,477	52,465
	Samwha Capacitor Co., Ltd.	3,281	167,552
	Samyang Corp.	1,441	77,137
	Samyang Foods Co., Ltd.	1,538	154,121
	Sang-A Frontec Co., Ltd.	2,592	104,888
	SaraminHR Co., Ltd.	2,474	52,194
	SAVEZONE I&C Corp.	10,599	19,689
*	S-Connect Co., Ltd.	28,101	43,485
	Seah Besteel Corp.	7,234	66,581
	SeAH Holdings Corp.	341	21,149
	SeAH Steel Corp.	578	30,557
	Seegene, Inc.	2,436	531,503
	Sejong Industrial Co., Ltd.	4,410	21,817
	Sempio Foods Co.	12	473
	S-Energy Co., Ltd.	2,942	16,178
	Seohan Co., Ltd.	45,007	42,579
	Seohee Construction Co., Ltd.	54,883	51,242
	Seoul Semiconductor Co., Ltd.	13,971	209,541
	Seoyon Co., Ltd.	5,173	29,110
*	Sewon Cellontech Co., Ltd.	8,094	18,402
	SEWOONMEDICAL Co., Ltd.	3,469	10,800
	SFA Engineering Corp.	12,841	380,553
*	SFA Semicon Co., Ltd.	43,839	226,889
	Shindaeyang Paper Co., Ltd.	1,347	62,866
	Shinhan Financial Group Co., Ltd.	29,195	732,589
	Shinhan Financial Group Co., Ltd., ADR	18,630	462,583
	Shinil Electronics Co., Ltd.	17,933	30,028
	Shinsegae Engineering & Construction Co., Ltd.	1,204	24,011
	Shinsegae Food Co., Ltd.	965	44,017
	Shinsegae International, Inc.	380	47,299
	Shinsegae, Inc.	2,932	515,888
*	Shinsung E&G Co., Ltd.	17,911	20,726
*	Shinsung Tongsang Co., Ltd.	24,154	48,006
	Shinwha Intertek Corp.	9,715	22,225
*	Signetics Corp.	32,920	19,862
	Silicon Works Co., Ltd.	2,336	94,626
	SIMMTECH Co., Ltd.	11,808	191,614
	SIMPAC, Inc.	6,156	12,532
	SK Bioland Co., Ltd.	3,311	80,676
	SK Chemicals Co., Ltd.	2,815	636,933
	SK D&D Co., Ltd.	694	19,518
	SK Discovery Co., Ltd.	6,508	264,981
	SK Gas, Ltd.	487	35,221
	SK Holdings Co., Ltd.	2,443	455,365
	SK Hynix, Inc.	51,836	3,629,362
	SK Innovation Co., Ltd.	10,608	1,134,952
	SK Materials Co., Ltd.	1,887	388,859
	SK Networks Co., Ltd.	79,651	340,870
	SK Securities Co., Ltd.	156,646	110,409
	SK Telecom Co., Ltd., Sponsored ADR	1,900	38,551
	SK Telecom Co., Ltd.	786	145,575
	SKC Co., Ltd.	8,146	479,497
*	SKC Solmics Co., Ltd.	12,624	47,887
	SL Corp.	6,248	59,856
*	SM Entertainment Co., Ltd.	683	17,964

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	S-Oil Corp.	3,740	$192,208
	Songwon Industrial Co., Ltd.	5,192	56,543
	Soulbrain Holdings Co., Ltd.	6,255	503,487
	SPC Samlip Co., Ltd.	824	45,184
	SPG Co., Ltd.	28	152
	Ssangyong Cement Industrial Co., Ltd.	48,615	206,538
#*	Ssangyong Motor Co.	14,162	43,835
	Suheung Co., Ltd.	1,649	81,438
	Sung Kwang Bend Co., Ltd.	9,457	59,632
	Sungdo Engineering & Construction Co., Ltd.	5,870	17,774
	Sungshin Cement Co., Ltd.	5,696	37,845
	Sungwoo Hitech Co., Ltd.	27,956	69,050
	Sunjin Co., Ltd.	4,399	36,581
*	Suprema, Inc.	651	17,578
*	Synopex, Inc.	20,512	76,950
	Systems Technology, Inc.	3,598	58,394
*	Taewoong Co., Ltd.	4,708	50,805
	Taeyoung Engineering & Construction Co., Ltd.	25,371	341,742
*	Taihan Electric Wire Co., Ltd.	16,521	11,138
*	Taihan Textile Co., Ltd.	1,266	35,337
	TechWing, Inc.	5,406	97,143
*	Telcon RF Pharmaceutical, Inc.	4,634	21,472
	TES Co., Ltd.	957	20,583
*	Thinkware Systems Corp.	2,319	20,050
*	TK Chemical Corp.	20,345	35,173
	TK Corp.	8,803	55,038
	Tokai Carbon Korea Co., Ltd.	1,830	143,324
	Tongyang Life Insurance Co., Ltd.	20,755	52,179
	Top Engineering Co., Ltd.	5,140	36,542
	Tovis Co., Ltd.	8,847	53,756
	TS Corp.	1,552	26,057
*	T'way Holdings, Inc.	16,901	14,421
	Ubiquoss, Inc.	321	10,095
*	Uni-Chem Co., Ltd.	6,955	8,206
	Unid Co., Ltd.	3,047	122,835
	Union Semiconductor Equipment & Materials Co., Ltd.	5,091	28,511
	UniTest, Inc.	4,539	57,591
	Value Added Technology Co., Ltd.	2,976	59,516
	Vieworks Co., Ltd.	772	23,422
*	VT GMP Co., Ltd.	5,189	37,581
*	W Holding Co., Ltd.	24,735	5,477
*	Webzen, Inc.	3,631	101,686
	Wemade Co., Ltd.	618	19,238
	Whanin Pharmaceutical Co., Ltd.	2,903	37,417
	Winix, Inc.	2,902	46,733
	Wins Co., Ltd.	945	13,192
	WiSoL Co., Ltd.	14,909	197,269
*	WONIK CUBE Corp.	8,997	12,305
*	Wonik Holdings Co., Ltd.	17,153	71,451
	Wonik Materials Co., Ltd.	4,076	99,022
*	Woori Financial Group, Inc., Sponsored ADR	593	12,707
	Woori Financial Group, Inc.	88,365	632,007
*	Woori Investment Bank Co., Ltd.	55,554	27,280
*	Wooridul Pharmaceutical, Ltd.	2,161	16,994
	Woorison F&G Co., Ltd.	12,563	20,357
	Woory Industrial Co., Ltd.	1,316	21,277
*	Woosu AMS Co., Ltd.	3,829	12,631
	Y G-1 Co., Ltd.	8,699	33,202
	Yonwoo Co., Ltd.	670	9,307

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Youlchon Chemical Co., Ltd.	2,827	$39,234
	Young Poong Corp.	168	73,500
	Youngone Corp.	8,136	165,039
	Youngone Holdings Co., Ltd.	2,822	82,454
*	YoungWoo DSP Co., Ltd.	5,383	8,136
*	Yuanta Securities Korea Co., Ltd.	52,438	125,978
	Yuhan Corp.	4,100	197,167
*	Yungjin Pharmaceutical Co., Ltd.	7,605	41,859
*	Yuyang DNU Co., Ltd.	3,440	2,642
TOTAL SOUTH KOREA			127,926,233
SPAIN — (1.4%)
	Acciona SA	12,258	1,360,812
*	Acerinox SA	62,083	535,296
	ACS Actividades de Construccion y Servicios SA	60,501	1,403,412
*	Aena SME SA	7,298	951,551
	Alantra Partners SA	614	7,652
*	Almirall SA	15,964	176,692
	Amadeus IT Group SA	38,582	1,926,602
*	Amper SA	310,784	56,488
*	Applus Services SA	77,383	599,810
	Atresmedia Corp. de Medios de Comunicacion SA	37,599	102,056
*	Azkoyen SA	4,453	26,225
	Banco Bilbao Vizcaya Argentaria SA	273,322	851,048
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	38,831	119,212
	Banco de Sabadell SA	2,230,938	765,743
*	Banco Santander SA	1,141,123	2,447,107
	Banco Santander SA	111,581	255,701
	Bankia SA	360,701	459,579
	Bankinter SA	218,108	1,133,984
	CaixaBank SA	461,558	992,834
*	Caja de Ahorros del Mediterraneo	4,397	0
	Cellnex Telecom SA	61,565	3,874,556
	Cia de Distribucion Integral Logista Holdings SA	17,660	329,731
	CIE Automotive SA	24,889	393,729
	Construcciones y Auxiliar de Ferrocarriles SA	7,787	267,313
	Ebro Foods SA	14,150	317,344
*	eDreams ODIGEO SA	21,208	44,430
	Elecnor SA	8,321	87,412
	Enagas SA	94,249	2,377,840
	Ence Energia y Celulosa SA	81,778	246,541
	Endesa SA	32,657	931,603
	Ercros SA	47,819	96,826
	Euskaltel SA	37,378	347,981
	Faes Farma SA	167,041	703,023
	Ferrovial SA	3,926	96,136
*	Fluidra SA	14,819	245,406
	Fomento de Construcciones y Contratas SA	15,987	137,744
	Global Dominion Access SA	50,319	164,697
	Grifols SA	29,198	850,697
	Grupo Catalana Occidente SA	10,643	251,293
	Iberdrola SA	493,390	6,377,205
	Iberdrola SA	11,213	144,240
	Iberpapel Gestion SA	352	7,415
*	Indra Sistemas SA	46,457	350,813
	Industria de Diseno Textil SA	63,563	1,684,286
	Laboratorios Farmaceuticos Rovi SA	824	28,459
*	Liberbank SA	945,604	183,586
	Mapfre SA	129,494	234,489

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Masmovil Ibercom SA	17,682	$472,734
*	Mediaset Espana Comunicacion SA	105,629	345,512
*	Melia Hotels International SA	54,024	199,997
	Miquel y Costas & Miquel SA	11,594	160,337
	Naturgy Energy Group SA	66,262	1,233,002
*	Obrascon Huarte Lain SA	51,945	33,997
	Pharma Mar SA	1,175	124,629
*	Promotora de Informaciones SA, Class A	86,935	44,214
	Prosegur Cia de Seguridad SA	106,234	282,306
*	Realia Business SA	69,999	54,031
	Red Electrica Corp. SA	50,175	978,151
	Repsol SA, Sponsored ADR	45,801	357,705
	Repsol SA	203,116	1,601,722
	Sacyr SA	204,827	463,348
	Siemens Gamesa Renewable Energy SA	6,995	165,049
*	Solaria Energia y Medio Ambiente SA	5,790	87,812
*	Talgo SA	6,407	29,478
*	Tecnicas Reunidas SA	3,605	45,283
	Telefonica SA, Sponsored ADR	49,411	208,020
	Telefonica SA	391,452	1,639,407
*	Tubacex SA	35,530	45,555
*	Unicaja Banco SA	137,056	76,325
	Vidrala SA	7,255	795,581
	Viscofan SA	19,692	1,442,801
*	Vocento SA	6,696	5,218
	Zardoya Otis SA	54,312	360,541
TOTAL SPAIN			46,199,354
SWEDEN — (2.2%)
*	AAK AB	12,761	226,072
	AcadeMedia AB	20,224	146,880
*	Adapteo Oyj	20,921	178,127
*	AddLife AB, Class B	14,188	198,536
*	AddNode Group AB	8,186	183,007
	AddTech AB, Class B	15,502	726,664
*	AF POYRY AB	18,573	476,765
*	Alfa Laval AB	48,025	1,137,627
	Alimak Group AB	8,628	107,404
*	Arise AB	3,191	12,895
	Arjo AB, Class B	48,778	302,488
	Assa Abloy AB, Class B	19,435	429,051
	Atlas Copco AB, Class A	47,532	2,110,015
	Atlas Copco AB, Class B	27,621	1,069,006
	Atrium Ljungberg AB, Class B	9,002	139,265
*	Attendo AB	40,806	213,508
	Avanza Bank Holding AB	35,135	685,096
	Axfood AB	17,831	401,254
*	BE Group AB	1,844	6,573
	Beijer Alma AB	22,051	265,926
*	Beijer Electronics Group AB	9,700	42,472
	Beijer Ref AB	17,619	687,075
	Bergman & Beving AB	12,025	110,208
	Besqab AB	1,033	13,570
	Betsson AB	70,099	528,551
*	Bilia AB, Class A	61,438	594,474
	BillerudKorsnas AB	63,340	1,011,924
	BioGaia AB, Class B	6,804	434,932
*	Biotage AB	17,611	319,186
	Boliden AB	101,481	2,771,261

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bonava AB, Class B	32,578	$219,468
*	Bravida Holding AB	17,041	186,827
*	Bufab AB	15,696	204,079
*	Bulten AB	6,216	38,429
*	Byggmax Group AB	31,325	167,814
	Castellum AB	18,860	405,613
	Catena AB	4,067	167,893
	Clas Ohlson AB, Class B	5,198	58,501
*	Cloetta AB, Class B	81,413	225,094
*	Collector AB	5,084	8,129
*	Coor Service Management Holding AB	4,969	39,571
	Corem Property Group AB, Class B	21,057	40,082
	Dios Fastigheter AB	14,899	100,969
*	Dometic Group AB	146,048	1,425,815
*	Doro AB	9,675	42,195
*	Duni AB	11,410	111,926
	Dustin Group AB	29,000	176,169
	Eastnine AB	8,283	108,879
*	Elanders AB, Class B	2,164	16,065
	Electrolux AB, Class B	44,147	829,684
*	Electrolux Professional AB, Class B	44,147	174,297
	Elekta AB, Class B	34,531	355,862
*	Elos Medtech AB	941	7,914
*	Eltel AB	18,432	40,743
*	Enea AB	4,344	90,213
	Epiroc AB, Class A	40,318	563,731
	Epiroc AB, Class B	38,078	518,446
*	Essity AB, Class A	1,606	52,901
*	Essity AB, Class B	33,197	1,095,315
*	eWork Group AB	3,724	30,098
	Fabege AB	19,571	251,001
*	Fagerhult AB	11,474	45,196
*	Fastighets AB Balder, Class B	8,434	349,285
	FastPartner AB, Class A	10,334	82,551
*	Fingerprint Cards AB, Class B	15,173	28,179
	Getinge AB, Class B	38,436	928,406
*	Granges AB	44,502	359,458
*	Gunnebo AB	51,592	103,861
*	Haldex AB	20,108	73,857
	Hennes & Mauritz AB, Class B	71,334	1,111,910
*	Hexagon AB, Class B	12,262	801,903
*	Hexpol AB	63,206	420,547
*	HIQ International AB	27,168	164,199
*	HMS Networks AB	1,659	37,156
*	Hoist Finance AB	40,260	129,713
*	Holmen AB, Class B	19,680	678,256
	Hufvudstaden AB, Class A	10,117	131,386
*	Humana AB	5,661	34,119
	Husqvarna AB, Class A	16,594	157,570
	Husqvarna AB, Class B	206,025	1,971,657
	ICA Gruppen AB	5,588	274,501
*	Indutrade AB	22,986	1,164,132
#	International Petroleum Corp.	33,561	64,644
	Intrum AB	28,236	676,959
*	Inwido AB	46,993	440,310
*	ITAB Shop Concept AB, Class B	3,537	5,759
	JM AB	31,451	932,974
	Kindred Group P.L.C.	67,551	475,684
	Klovern AB, Class B	27,190	43,717

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	KNOW IT AB	17,201	$355,494
	Kungsleden AB	34,306	277,477
	Lagercrantz Group AB, Class B	20,489	414,037
	Lifco AB, Class B	4,216	322,119
	Lindab International AB	34,213	534,696
*	Loomis AB	45,762	1,093,456
	Lundin Energy AB	20,983	489,441
*	Medivir AB, Class B	2,956	5,261
*	Mekonomen AB	19,554	166,448
	Millicom International Cellular SA	17,949	540,255
*	Modern Times Group MTG AB, Class B	16,240	221,522
	Momentum Group AB, Class B	10,464	168,200
	Mycronic AB	28,090	534,659
	NCC AB, Class B	2,281	39,615
*	Nederman Holding AB	1,650	21,718
*	Net Insight AB, Class B	64,475	15,817
*	New Wave Group AB, Class B	19,517	81,035
*	Nibe Industrier AB, Class B	8,196	197,204
*	Nobia AB	69,989	415,246
*	Nobina AB	66,772	420,574
*	Nolato AB, Class B	15,102	1,255,549
*	Nordic Entertainment Group AB, Class B	4,305	180,374
*	Nordic Waterproofing Holding A.S.	1,273	17,057
*	OEM International AB, Class B	2,886	79,764
*	Peab AB, Class B	107,724	1,011,122
	Platzer Fastigheter Holding AB, Class B	3,198	29,088
	Pricer AB, Class B	52,318	155,290
*	Proact IT Group AB	5,753	121,093
*	Qliro Group AB	43,215	33,054
*	Ratos AB, Class B	97,977	350,597
*	RaySearch Laboratories AB	7,166	75,364
*	Recipharm AB, Class B	29,946	481,635
	Resurs Holding AB	12,182	61,186
	Rottneros AB	45,215	41,748
*	Saab AB, Class B	17,220	556,358
	Sagax AB, Class B	15,230	230,721
	Samhallsbyggnadsbolaget i Norden AB	217,396	592,676
*	Sandvik AB	92,994	1,737,921
*	SAS AB	172,240	155,152
*	Scandi Standard AB	31,872	237,719
	Scandic Hotels Group AB	29,877	103,247
	Sectra AB, Class B	4,628	318,101
*	Securitas AB, Class B	69,799	1,040,735
*	Semcon AB	7,689	50,220
*	Sensys Gatso Group AB	132,179	19,110
*	Sinch AB	510	39,972
	Sintercast AB	958	15,957
*	Skandinaviska Enskilda Banken AB, Class A	128,747	1,245,638
*	Skandinaviska Enskilda Banken AB, Class C	1,755	17,804
*	Skanska AB, Class B	38,793	783,084
	SKF AB, Class A	4,930	91,635
	SKF AB, Class B	108,561	2,009,771
	SkiStar AB	18,762	220,001
	SSAB AB, Class A	13,020	38,249
*	SSAB AB, Class A	67,343	198,942
	SSAB AB, Class B, Share, Class B	73,712	209,384
*	SSAB AB, Class B	173,571	493,487
*	Svenska Cellulosa AB SCA, Class A	5,089	62,069
*	Svenska Cellulosa AB SCA, Class B	107,952	1,311,058

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Svenska Handelsbanken AB, Class A	110,348	$1,040,633
*	Svenska Handelsbanken AB, Class B	2,965	31,036
	Sweco AB, Class B	19,383	1,116,743
*	Swedbank AB, Class A	67,478	1,095,725
	Swedish Match AB	9,488	731,038
*	Swedish Orphan Biovitrum AB	8,103	170,281
	Systemair AB	3,635	69,455
	Tele2 AB, Class B	18,285	259,410
	Telefonaktiebolaget LM Ericsson, Class B	54,473	633,797
	Telia Co. AB	184,575	719,239
	Thule Group AB	31,892	948,664
*	Trelleborg AB, Class B	74,318	1,154,203
	Troax Group AB	15,479	292,260
*	Vitrolife AB	9,403	228,132
*	Volvo AB, Class A	42,804	738,900
*	Volvo AB, Class B	279,915	4,837,428
	Wallenstam AB, Class B	19,704	246,613
	Wihlborgs Fastigheter AB	24,046	405,225
TOTAL SWEDEN			71,676,412
SWITZERLAND — (5.4%)
	ABB, Ltd.	113,045	2,838,939
	Adecco Group AG	62,773	2,966,267
*	Alcon, Inc.	55,531	3,330,749
	Allreal Holding AG	5,345	1,063,417
	ALSO Holding AG	2,933	773,806
*	ams AG	39,507	664,532
*	APG SGA SA	506	94,194
*	Arbonia AG	21,255	242,761
*	Aryzta AG	365,604	231,897
*	Ascom Holding AG	12,384	141,554
*	Autoneum Holding AG	1,715	173,933
	Bachem Holding AG, Class B	484	145,694
	Baloise Holding AG	15,586	2,378,031
	Banque Cantonale de Geneve	541	105,184
	Banque Cantonale Vaudoise	11,000	1,152,597
	Barry Callebaut AG	538	1,120,287
	Belimo Holding AG	119	945,355
	Bell Food Group AG	1,013	259,512
	Bellevue Group AG	4,979	130,636
	Berner Kantonalbank AG	1,620	393,986
	BKW AG	5,641	544,745
	Bobst Group SA	4,280	255,393
	Bossard Holding AG, Class A	4,372	748,689
	Bucher Industries AG	4,147	1,365,895
	Burckhardt Compression Holding AG	989	248,484
	Burkhalter Holding AG	1,861	120,881
*	Calida Holding AG	2,049	62,574
	Carlo Gavazzi Holding AG	107	18,795
	Cembra Money Bank AG	11,813	1,289,796
	Chocoladefabriken Lindt & Spruengli AG	10	857,392
	Cicor Technologies, Ltd.	869	34,597
	Cie Financiere Richemont SA	38,417	2,384,970
	Cie Financiere Tradition SA	858	99,675
	Clariant AG	51,448	972,399
	Coltene Holding AG	1,624	137,323
	Conzzeta AG	538	498,981
	Credit Suisse Group AG	168,897	1,801,164
	Credit Suisse Group AG, Sponsored ADR	40,310	425,678

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Daetwyler Holding AG	1,680	$341,282
	DKSH Holding AG	15,966	1,025,448
	dormakaba Holding AG	1,029	576,258
*	Dottikon Es Holding AG	16	16,110
*	Dufry AG	17,666	451,091
	EFG International AG	35,248	233,108
	Emmi AG	631	569,905
	EMS-Chemie Holding AG	937	809,165
	Energiedienst Holding AG	1,691	55,377
*	Evolva Holding SA	73,727	20,283
*	Feintool International Holding AG	1,240	61,236
*	Fenix Outdoor International AG	789	87,852
*	Flughafen Zurich AG	9,780	1,239,896
	Forbo Holding AG	716	1,116,697
*	GAM Holding AG	79,101	193,956
	Geberit AG	4,504	2,485,833
	Georg Fischer AG	2,475	2,274,023
	Givaudan SA	313	1,296,358
	Gurit Holding AG	232	413,977
	Helvetia Holding AG	15,662	1,419,390
#*	HOCHDORF Holding AG	415	33,090
	Huber & Suhner AG	7,280	566,742
	Hypothekarbank Lenzburg AG	9	41,362
	Implenia AG	6,013	264,483
*	Ina Invest Holding AG	1,203	24,984
	Inficon Holding AG	729	600,480
	Interroll Holding AG	272	643,318
	Intershop Holding AG	288	176,131
	IWG P.L.C.	408,857	1,229,140
	Julius Baer Group, Ltd.	66,933	2,938,351
*	Jungfraubahn Holding AG	462	63,219
	Kardex Holding AG	3,331	580,762
*	Komax Holding AG	1,888	275,658
#	Kudelski SA	18,111	66,385
*	Kuehne + Nagel International AG	6,094	1,050,526
	LafargeHolcim, Ltd.	48,025	2,272,083
	LafargeHolcim, Ltd.	23,757	1,108,895
*	Lastminute.com NV	2,606	57,893
	LEM Holding SA	165	258,181
	Liechtensteinische Landesbank AG	4,977	302,042
	Logitech International SA	13,444	980,718
	Logitech International SA	18,686	1,368,189
	Lonza Group AG	4,556	2,849,026
	Luzerner Kantonalbank AG	1,408	584,834
*	Meier Tobler Group AG	996	9,929
	Metall Zug AG	82	112,165
*	Mikron Holding AG	2,431	13,377
	Mobilezone Holding AG	19,209	154,013
	Mobimo Holding AG	2,733	765,557
	Nestle SA	291,193	34,629,167
*	Newron Pharmaceuticals SpA	1,883	2,971
	Novartis AG, Sponsored ADR	109,149	8,965,499
	Novartis AG	21,111	1,738,854
	OC Oerlikon Corp. AG	102,197	857,645
*	Orascom Development Holding AG	6,054	56,936
	Orell Fuessli AG	152	14,801
	Orior AG	2,835	232,401
	Partners Group Holding AG	2,807	2,719,161
	Phoenix Mecano AG	223	81,209

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Plazza AG, Class A	244	$74,974
	PSP Swiss Property AG	9,092	1,010,020
	Rieter Holding AG	1,653	135,526
	Roche Holding AG	2,558	881,701
	Roche Holding AG	51,641	17,886,196
	Romande Energie Holding SA	69	78,853
	Schaffner Holding AG	216	41,516
	Schindler Holding AG	3,003	751,513
#*	Schmolz + Bickenbach AG	261,907	47,320
	Schweiter Technologies AG	471	584,058
	SFS Group AG	8,928	843,350
	SGS SA	650	1,702,256
	Siegfried Holding AG	1,822	951,995
	Sika AG	15,450	3,394,860
*	Sonova Holding AG	5,995	1,355,494
	St Galler Kantonalbank AG	953	430,944
	Straumann Holding AG	658	651,815
	Sulzer AG	8,150	675,809
	Sunrise Communications Group AG	12,850	1,198,542
	Swatch Group AG (The)	4,575	959,137
	Swatch Group AG (The)	10,340	412,433
	Swiss Life Holding AG	5,462	1,996,042
	Swiss Prime Site AG	23,586	2,152,541
	Swiss Re AG	23,090	1,822,011
	Swisscom AG	4,228	2,247,458
	Swissquote Group Holding SA	3,872	362,220
	Temenos AG	17,328	2,560,772
	Thurgauer Kantonalbank	112	12,773
*	Tornos Holding AG	3,658	15,792
	TX Group AG	1,266	92,868
	u-blox Holding AG	3,379	245,485
*	UBS Group AG	276,851	3,233,620
	Valiant Holding AG	6,995	651,780
*	Valora Holding AG	1,827	299,261
	VAT Group AG	3,523	671,799
	Vaudoise Assurances Holding SA	445	224,592
*	Vetropack Holding AG	5,350	297,844
	Vifor Pharma AG	7,422	1,047,595
*	Von Roll Holding AG	14,867	13,495
	Vontobel Holding AG	12,679	927,215
	VP Bank AG	1,623	208,659
	VZ Holding AG	3,380	266,848
*	V-ZUG Holding AG	820	66,350
	Warteck Invest AG	24	56,150
	Ypsomed Holding AG	260	38,168
	Zehnder Group AG	5,117	224,787
	Zug Estates Holding AG, Class B	68	145,193
	Zuger Kantonalbank AG	31	210,175
	Zurich Insurance Group AG	9,832	3,635,900
TOTAL SWITZERLAND			172,193,889
TAIWAN — (5.3%)
	Ability Opto-Electronics Technology Co., Ltd.	35,700	42,650
	Abnova Corp.	11,000	26,434
	AcBel Polytech, Inc.	116,540	89,654
	Accton Technology Corp.	98,929	775,008
	Acer, Inc.	881,521	608,974
	ACES Electronic Co., Ltd.	43,000	38,481
*	Acon Holding, Inc.	73,000	22,299

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Acter Group Corp., Ltd.	25,300	$165,729
	Actron Technology Corp.	16,983	45,883
	A-DATA Technology Co., Ltd.	71,503	147,871
	Addcn Technology Co., Ltd.	3,000	21,678
	Advanced Ceramic X Corp.	11,000	153,489
	Advanced International Multitech Co., Ltd.	64,000	66,563
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	14,251	6,947
*	Advanced Optoelectronic Technology, Inc.	31,000	24,946
	Advanced Wireless Semiconductor Co.	51,595	171,172
	Advancetek Enterprise Co., Ltd.	87,532	53,260
	Advantech Co., Ltd.	38,039	400,330
	Aerospace Industrial Development Corp.	304,000	276,551
*	AGV Products Corp.	218,413	53,809
	Airtac International Group	20,773	435,763
	Alchip Technologies, Ltd.	25,000	511,486
	All Ring Tech Co., Ltd.	12,000	25,587
	Allied Circuit Co., Ltd.	5,000	22,547
	Allis Electric Co., Ltd.	26,950	22,818
	Alltek Technology Corp.	32,642	20,651
	Alltop Technology Co., Ltd.	28,000	86,163
	Amazing Microelectronic Corp.	19,254	59,232
	Ambassador Hotel (The)	110,000	106,478
	AMPOC Far-East Co., Ltd.	24,000	26,830
#	Anpec Electronics Corp.	40,781	117,361
	Apacer Technology, Inc.	40,501	59,624
	APAQ Technology Co., Ltd.	26,319	35,224
	APCB, Inc.	62,000	43,631
	Apex Biotechnology Corp.	31,226	28,417
#	Apex International Co., Ltd.	57,252	157,167
#	Apex Medical Corp.	20,000	24,796
*	Apex Science & Engineering	75,920	32,154
	Arcadyan Technology Corp.	49,566	130,794
	Ardentec Corp.	293,120	350,594
	Argosy Research, Inc.	26,000	110,007
	ASE Technology Holding Co., Ltd., ADR	80,709	404,351
#	ASE Technology Holding Co., Ltd.	439,796	1,126,745
	Asia Cement Corp.	417,029	568,473
	Asia Electronic Material Co., Ltd.	17,000	7,911
	Asia Optical Co., Inc.	74,000	174,693
*	Asia Pacific Telecom Co., Ltd.	554,588	138,782
	Asia Tech Image, Inc.	13,000	23,766
	Asia Vital Components Co., Ltd.	128,053	206,650
	ASMedia Technology, Inc.	7,364	465,942
#	ASPEED Technology, Inc.	6,000	239,404
	ASROCK, Inc.	6,000	34,525
	Asustek Computer, Inc.	104,502	770,741
	Aten International Co., Ltd.	36,000	103,098
*	AU Optronics Corp.	3,746,980	1,276,428
	Audix Corp.	47,200	64,182
	AURAS Technology Co., Ltd.	22,000	170,763
	Aurora Corp.	18,100	52,584
	Avalue Technology, Inc.	16,000	31,945
	AVY Precision Technology, Inc.	53,378	43,182
	Axiomtek Co., Ltd.	18,000	35,188
	Bank of Kaohsiung Co., Ltd.	286,133	96,718
	BenQ Materials Corp.	69,000	42,702
	BES Engineering Corp.	690,000	176,006
	Bionime Corp.	7,000	17,739
	Bioteque Corp.	25,000	134,604

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bizlink Holding, Inc.	60,038	$400,823
*	Boardtek Electronics Corp.	47,000	41,842
	Bright Led Electronics Corp.	47,000	22,430
	Brighton-Best International Taiwan, Inc.	125,423	111,362
	Browave Corp.	13,000	27,860
	C Sun Manufacturing, Ltd.	79,000	75,824
	Capital Futures Corp.	34,509	44,385
	Capital Securities Corp.	1,047,600	425,401
	Career Technology MFG. Co., Ltd.	96,780	101,771
	Casetek Holdings, Ltd.	82,753	196,467
	Cathay Financial Holding Co., Ltd.	778,255	1,052,062
	Cathay Real Estate Development Co., Ltd.	327,300	208,349
	Cayman Engley Industrial Co., Ltd.	15,327	37,599
	Central Reinsurance Co., Ltd.	67,788	43,428
	Chailease Holding Co., Ltd.	338,713	1,417,513
*	Chain Chon Industrial Co., Ltd.	27,000	7,429
	ChainQui Construction Development Co., Ltd.	20,900	15,289
*	Champion Building Materials Co., Ltd.	74,526	13,479
	Chang Hwa Commercial Bank, Ltd.	984,348	638,125
	Chang Wah Electromaterials, Inc.	15,913	98,667
	Channel Well Technology Co., Ltd.	85,000	87,520
	Charoen Pokphand Enterprise	93,920	215,248
	Chaun-Choung Technology Corp.	10,000	86,160
	CHC Healthcare Group	50,000	73,805
	CHC Resources Corp.	37,900	56,151
	Chen Full International Co., Ltd.	48,000	64,705
	Chenbro Micom Co., Ltd.	33,000	95,965
	Cheng Loong Corp.	387,360	306,942
*	Cheng Mei Materials Technology Corp.	293,100	77,490
	Cheng Shin Rubber Industry Co., Ltd.	504,341	585,025
	Cheng Uei Precision Industry Co., Ltd.	183,051	248,738
	Chenming Electronic Technology Corp.	38,000	16,460
	Chian Hsing Forging Industrial Co., Ltd.	21,000	27,823
	Chicony Electronics Co., Ltd.	159,400	472,135
	Chicony Power Technology Co., Ltd.	68,807	158,924
	Chieftek Precision Co., Ltd.	29,700	84,235
	Chilisin Electronics Corp.	77,024	246,873
*	China Airlines, Ltd.	2,166,019	590,845
	China Bills Finance Corp.	384,000	192,080
	China Chemical & Pharmaceutical Co., Ltd.	122,000	93,028
	China Development Financial Holding Corp.	1,929,412	569,077
	China Ecotek Corp.	11,000	11,962
	China Electric Manufacturing Corp.	151,200	56,795
	China General Plastics Corp.	211,389	124,883
	China Life Insurance Co., Ltd.	791,708	549,100
	China Metal Products	104,290	95,845
	China Steel Chemical Corp.	41,000	137,900
	China Steel Corp.	1,142,881	773,167
	China Steel Structure Co., Ltd.	24,000	20,601
	China Wire & Cable Co., Ltd.	34,160	33,342
	Chinese Maritime Transport, Ltd.	31,570	25,078
	Ching Feng Home Fashions Co., Ltd.	54,000	56,244
	Chin-Poon Industrial Co., Ltd.	144,126	126,532
	Chipbond Technology Corp.	349,000	712,503
	ChipMOS Techinologies, Inc.	86,096	93,708
	ChipMOS Technologies, Inc., ADR	4,591	100,040
	Chlitina Holding, Ltd.	19,000	134,997
	Chong Hong Construction Co., Ltd.	96,941	296,234
	Chroma ATE, Inc.	65,560	368,411

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chun YU Works & Co., Ltd.	18,000	$9,774
	Chun Yuan Steel Industry Co., Ltd.	160,570	53,444
	Chung Hsin Electric & Machinery Manufacturing Corp.	170,000	177,681
	Chung Hung Steel Corp.	556,212	153,698
*	Chung Hwa Pulp Corp.	191,629	54,439
	Chunghwa Precision Test Tech Co., Ltd.	2,000	57,278
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,702	136,530
	Chunghwa Telecom Co., Ltd.	112,727	421,276
	Cleanaway Co., Ltd.	45,000	237,525
	CMC Magnetics Corp.	599,645	154,002
*	CoAsia Electronics Corp.	65,094	25,809
	Coland Holdings, Ltd.	6,000	5,471
	Compal Electronics, Inc.	1,343,747	853,422
	Compeq Manufacturing Co., Ltd.	702,000	1,163,673
	Compucase Enterprise	31,000	32,290
*	Concord Securities Co., Ltd.	279,727	97,788
	Concraft Holding Co., Ltd.	11,515	50,370
	Continental Holdings Corp.	215,200	100,000
	Contrel Technology Co., Ltd.	44,000	21,975
	Coremax Corp.	16,772	34,209
	Coretronic Corp.	208,000	252,305
	Co-Tech Development Corp.	101,253	142,410
*	Coxon Precise Industrial Co., Ltd.	40,000	16,687
*	CSBC Corp. Taiwan	33,286	28,179
	CTBC Financial Holding Co., Ltd.	1,901,655	1,259,358
	CTCI Corp.	222,444	265,133
	Cub Elecparts, Inc.	16,788	69,026
	CviLux Corp.	26,600	27,958
	CyberPower Systems, Inc.	20,000	55,458
	CyberTAN Technology, Inc.	152,424	78,828
	Cypress Technology Co., Ltd.	17,000	44,783
	DA CIN Construction Co., Ltd.	95,000	72,003
	Dadi Early-Childhood Education Group, Ltd.	9,368	56,608
	Da-Li Development Co., Ltd.	42,272	40,632
*	Danen Technology Corp.	39,285	9,013
	Darfon Electronics Corp.	104,000	127,191
*	Darwin Precisions Corp.	178,000	72,995
	Daxin Materials Corp.	31,100	93,920
	De Licacy Industrial Co., Ltd.	68,662	42,806
	Delpha Construction Co., Ltd.	53,320	29,927
	Delta Electronics, Inc.	82,699	565,286
	Depo Auto Parts Ind Co., Ltd.	58,000	99,727
	Dimerco Express Corp.	27,000	35,853
#	D-Link Corp.	270,976	162,557
	Donpon Precision, Inc.	17,000	7,932
*	Dynamic Electronics Co., Ltd.	145,641	87,987
	Dynapack International Technology Corp.	71,000	202,146
	E & R Engineering Corp.	11,000	19,974
	E Ink Holdings, Inc.	171,000	238,859
	E.Sun Financial Holding Co., Ltd.	1,893,358	1,751,935
	Eastern Media International Corp.	126,064	66,556
	Eclat Textile Co., Ltd.	36,143	427,200
	ECOVE Environment Corp.	10,000	73,335
	Edimax Technology Co., Ltd.	52,313	19,740
	Edison Opto Corp.	40,000	15,584
	Edom Technology Co., Ltd.	54,162	30,992
	eGalax_eMPIA Technology, Inc.	23,861	47,171
#	Egis Technology, Inc.	39,000	259,065
#	Elan Microelectronics Corp.	82,600	443,881

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	E-LIFE MALL Corp.	25,000	$59,347
	Elite Advanced Laser Corp.	55,723	133,185
	Elite Material Co., Ltd.	160,162	967,916
	Elite Semiconductor Microelectronics Technology, Inc.	114,000	155,752
*	Elitegroup Computer Systems Co., Ltd.	157,087	63,980
	eMemory Technology, Inc.	19,000	355,280
	Ennoconn Corp.	18,310	163,702
	EnTie Commercial Bank Co., Ltd.	206,000	100,329
*	Epistar Corp.	466,743	722,564
	Eson Precision Ind. Co., Ltd.	35,000	40,506
	Eternal Materials Co., Ltd.	311,993	329,690
*	Etron Technology, Inc.	112,000	37,991
	Eurocharm Holdings Co., Ltd.	17,000	55,316
	Eva Airways Corp.	1,667,132	618,160
*	Everest Textile Co., Ltd.	158,094	50,300
	Evergreen International Storage & Transport Corp.	262,000	119,342
*	Evergreen Marine Corp. Taiwan, Ltd.	809,722	303,932
	Everlight Chemical Industrial Corp.	199,155	112,505
	Everlight Electronics Co., Ltd.	210,225	261,182
*	Everspring Industry Co., Ltd.	35,000	21,157
	Excelsior Medical Co., Ltd.	49,684	97,914
	EZconn Corp.	12,600	15,526
	Far Eastern Department Stores, Ltd.	496,249	398,932
	Far Eastern International Bank	1,177,986	442,343
	Far Eastern New Century Corp.	571,625	499,870
	Far EasTone Telecommunications Co., Ltd.	191,000	411,506
	Faraday Technology Corp.	62,637	100,511
	Farglory Land Development Co., Ltd.	179,575	260,578
#*	Federal Corp.	203,567	156,580
	Feng Hsin Steel Co., Ltd.	240,000	432,002
#	Feng TAY Enterprise Co., Ltd.	52,748	315,941
	Firich Enterprises Co., Ltd.	16,000	15,742
	First Financial Holding Co., Ltd.	1,599,697	1,289,109
	First Hi-Tec Enterprise Co., Ltd.	21,000	31,626
	First Insurance Co., Ltd. (The)	58,000	25,746
	First Steamship Co., Ltd.	227,113	73,325
#	FLEXium Interconnect, Inc.	153,515	743,295
	Flytech Technology Co., Ltd.	48,312	106,758
	FocalTech Systems Co., Ltd.	68,000	85,737
	Forest Water Environment Engineering Co., Ltd.	11,349	17,842
	Formosa Advanced Technologies Co., Ltd.	69,000	84,112
	Formosa Chemicals & Fibre Corp.	134,821	310,178
	Formosa International Hotels Corp.	14,246	66,431
	Formosa Laboratories, Inc.	41,108	70,079
	Formosa Plastics Corp.	142,000	380,305
	Formosa Sumco Technology Corp.	8,000	35,463
	Formosan Union Chemical	135,304	64,030
#	Fortune Electric Co., Ltd.	22,000	25,246
	Founding Construction & Development Co., Ltd.	62,208	34,089
	Foxsemicon Integrated Technology, Inc.	25,845	182,273
	Froch Enterprise Co., Ltd.	89,000	30,346
	Fubon Financial Holding Co., Ltd.	942,019	1,341,610
#	Fulgent Sun International Holding Co., Ltd.	30,808	113,149
	Fulltech Fiber Glass Corp.	165,604	57,723
	Fwusow Industry Co., Ltd.	70,321	47,413
	Gallant Precision Machining Co., Ltd.	65,000	46,501
	Gamania Digital Entertainment Co., Ltd.	46,000	104,498
	GCS Holdings, Inc.	24,000	43,674
	GEM Services, Inc.	24,200	49,150

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gemtek Technology Corp.	153,348	$126,200
	General Interface Solution Holding, Ltd.	122,000	573,112
	General Plastic Industrial Co., Ltd.	19,114	17,413
	Generalplus Technology, Inc.	39,000	40,147
#	Genesys Logic, Inc.	43,000	112,914
	Genius Electronic Optical Co., Ltd.	49,646	1,148,144
	Genmont Biotech, Inc.	23,000	17,949
	Getac Technology Corp.	182,000	261,344
	Giant Manufacturing Co., Ltd.	102,760	1,082,077
*	Giantplus Technology Co., Ltd.	117,000	38,988
	Gigabyte Technology Co., Ltd.	64,000	183,356
	Gigasolar Materials Corp.	3,600	12,514
*	Gigastorage Corp.	123,744	37,129
	Ginko International Co., Ltd.	18,000	84,948
	Global Brands Manufacture, Ltd.	122,000	64,686
	Global Lighting Technologies, Inc.	8,000	30,034
#	Global PMX Co., Ltd.	15,000	84,880
#	Global Unichip Corp.	32,000	318,111
#	Globalwafers Co., Ltd.	33,000	472,387
	Globe Union Industrial Corp.	129,075	53,993
	Gloria Material Technology Corp.	194,636	102,764
*	Gold Circuit Electronics, Ltd.	176,000	241,455
	Goldsun Building Materials Co., Ltd.	560,624	320,465
	Gourmet Master Co., Ltd.	27,026	86,604
	Grand Ocean Retail Group, Ltd.	40,000	32,323
#	Grand Plastic Technology Corp.	8,000	103,982
	GrandTech CG Systems, Inc.	26,250	36,036
	Grape King Bio, Ltd.	37,000	235,098
	Great China Metal Industry	57,000	40,473
	Great Taipei Gas Co., Ltd.	54,000	56,687
	Great Wall Enterprise Co., Ltd.	289,568	455,929
	Greatek Electronics, Inc.	193,000	344,431
	GTM Holdings Corp.	59,350	46,322
*	HannsTouch Solution, Inc.	289,941	94,452
	Harvatek Corp.	58,239	29,458
	Hey Song Corp.	129,500	140,208
	Highwealth Construction Corp.	173,478	253,400
	HIM International Music, Inc.	7,800	27,787
	Hiroca Holdings, Ltd.	21,795	40,292
	Hitron Technology, Inc.	38,559	28,150
	Hiwin Technologies Corp.	52,324	551,838
	Ho Tung Chemical Corp.	418,118	112,024
*	Hocheng Corp.	66,000	18,236
	Holiday Entertainment Co., Ltd.	21,000	47,193
	Holtek Semiconductor, Inc.	99,000	245,023
	Holy Stone Enterprise Co., Ltd.	77,000	283,838
	Hon Hai Precision Industry Co., Ltd.	823,177	2,200,046
	Hon Hai Precision Industry Co., Ltd., GDR	25,924	139,271
	Hon Hai Precision Industry Co., Ltd., GDR	9,328	50,464
	Hong Pu Real Estate Development Co., Ltd.	111,695	90,583
	Hong YI Fiber Industry Co.	64,000	34,416
*	Horizon Securities Co., Ltd.	142,000	45,059
#	Hota Industrial Manufacturing Co., Ltd.	64,047	208,059
	Hotai Motor Co., Ltd.	38,000	869,095
	Hotron Precision Electronic Industrial Co., Ltd.	29,715	42,608
	Hsin Kuang Steel Co., Ltd.	87,000	79,349
	Hsin Yung Chien Co., Ltd.	16,590	44,910
	Hsing TA Cement Co.	47,000	27,200
	Hu Lane Associate, Inc.	33,431	86,251

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	1,099,734	$754,259
	Huaku Development Co., Ltd.	87,540	253,967
	Huang Hsiang Construction Corp.	58,000	74,301
	Hung Ching Development & Construction Co., Ltd.	60,000	42,310
	Hung Sheng Construction, Ltd.	250,760	147,244
	Huxen Corp.	9,000	15,512
*	Hwa Fong Rubber Industrial Co., Ltd.	60,304	25,997
	Ibase Technology, Inc.	47,353	69,884
	IBF Financial Holdings Co., Ltd.	1,162,152	450,336
	Ichia Technologies, Inc.	139,000	74,488
*	I-Chiun Precision Industry Co., Ltd.	61,000	17,835
	Innodisk Corp.	38,822	241,147
#	Innolux Corp.	2,164,685	613,098
	Intai Technology Corp.	12,000	46,902
*	Integrated Service Technology, Inc.	47,656	114,697
	IntelliEPI, Inc.	5,000	8,315
#	International CSRC Investment Holdings Co.	327,287	206,791
	International Games System Co., Ltd.	36,000	922,325
	Inventec Corp.	823,945	701,763
	Iron Force Industrial Co., Ltd.	18,000	54,180
	I-Sheng Electric Wire & Cable Co., Ltd.	40,000	58,358
	ITE Technology, Inc.	48,000	116,460
#	ITEQ Corp.	166,019	758,071
	Jarllytec Co., Ltd.	26,000	55,093
	Jih Lin Technology Co., Ltd.	25,000	38,149
	Jih Sun Financial Holdings Co., Ltd.	702,973	254,036
	JMC Electronics Co., Ltd.	10,000	18,445
	Jourdeness Group, Ltd.	18,000	45,220
*	K Laser Technology, Inc.	37,000	18,975
#	Kaori Heat Treatment Co., Ltd.	30,147	68,193
	Kaulin Manufacturing Co., Ltd.	34,000	11,851
	KEE TAI Properties Co., Ltd.	186,790	63,121
	Kenda Rubber Industrial Co., Ltd.	162,825	154,897
	Kenmec Mechanical Engineering Co., Ltd.	68,000	41,555
	Kerry TJ Logistics Co., Ltd.	61,000	81,814
*	Key Ware Electronics Co., Ltd.	49,793	19,592
	Kindom Development Co., Ltd.	118,000	142,707
	King Chou Marine Technology Co., Ltd.	39,220	40,213
	King Slide Works Co., Ltd.	9,000	103,876
	King Yuan Electronics Co., Ltd.	805,545	975,068
	King's Town Bank Co., Ltd.	340,000	416,489
*	King's Town Construction Co., Ltd.	50,000	60,297
	Kinik Co.	59,000	132,655
*	Kinko Optical Co., Ltd.	37,000	44,120
#	Kinpo Electronics	644,000	215,863
	Kinsus Interconnect Technology Corp.	118,000	310,681
	KMC Kuei Meng International, Inc.	26,581	158,195
	KS Terminals, Inc.	47,162	67,083
	Kung Long Batteries Industrial Co., Ltd.	31,000	159,457
*	Kung Sing Engineering Corp.	148,853	51,062
	Kuo Toong International Co., Ltd.	79,917	42,984
	Kuoyang Construction Co., Ltd.	169,420	162,166
	Kwong Fong Industries Corp.	48,915	23,035
	Kwong Lung Enterprise Co., Ltd.	19,000	28,027
	L&K Engineering Co., Ltd.	74,000	83,024
	La Kaffa International Co., Ltd.	5,000	22,395
	Land Mark Optoelectronics Corp.	20,000	179,278
	Lanner Electronics, Inc.	48,793	95,450
	Largan Precision Co., Ltd.	5,000	652,442

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Laser Tek Taiwan Co., Ltd.	20,000	$16,360
	Laster Tech Corp., Ltd.	18,493	16,605
*	Lealea Enterprise Co., Ltd.	308,933	77,503
	Ledlink Optics, Inc.	18,900	15,483
	LEE CHI Enterprises Co., Ltd.	96,000	33,422
	Lelon Electronics Corp.	40,750	64,828
	Lemtech Holdings Co., Ltd.	26,396	105,235
*	Leofoo Development Co., Ltd.	40,104	23,012
*	LES Enphants Co., Ltd.	81,000	16,471
*	Lextar Electronics Corp.	147,500	121,465
	Li Cheng Enterprise Co., Ltd.	60,163	64,183
	Li Peng Enterprise Co., Ltd.	246,366	51,000
	Lian HWA Food Corp.	53,184	76,416
	Lien Hwa Industrial Holdings Corp.	222,657	356,765
	Lifestyle Global Enterprise, Inc.	6,000	10,966
*	Lingsen Precision Industries, Ltd.	179,000	65,975
	Lion Travel Service Co., Ltd.	4,000	9,351
	Lite-On Semiconductor Corp.	113,448	156,595
	Lite-On Technology Corp.	791,164	1,338,483
	Long Da Construction & Development Corp.	41,000	22,130
	Longchen Paper & Packaging Co., Ltd.	252,661	126,767
#	Longwell Co.	41,000	75,956
	Lotes Co., Ltd.	33,653	517,022
	Lu Hai Holding Corp.	6,928	10,261
	Lumax International Corp., Ltd.	40,034	91,823
	Lung Yen Life Service Corp.	48,000	96,385
*	LuxNet Corp.	28,976	28,004
	Macauto Industrial Co., Ltd.	34,000	84,312
	Machvision, Inc.	9,358	88,523
	Macroblock, Inc.	8,000	25,498
#	Macronix International	925,974	1,000,575
	Makalot Industrial Co., Ltd.	103,561	638,710
	Marketech International Corp.	15,000	60,073
	Materials Analysis Technology, Inc.	20,355	65,279
	Mayer Steel Pipe Corp.	51,700	27,541
	MediaTek, Inc.	58,048	1,386,073
	Mega Financial Holding Co., Ltd.	357,365	394,515
	Meiloon Industrial Co.	29,050	21,386
	Mercuries & Associates Holding, Ltd.	201,742	203,250
*	Mercuries Life Insurance Co., Ltd.	508,756	164,487
#	Merry Electronics Co., Ltd.	83,050	451,100
*	Microbio Co., Ltd.	97,881	244,388
	Micro-Star International Co., Ltd.	113,394	504,466
	Mildef Crete, Inc.	20,000	29,985
*	MIN AIK Technology Co., Ltd.	64,000	29,720
#	Mirle Automation Corp.	87,805	134,687
	MJ International Co., Ltd.	8,000	19,951
	Mobiletron Electronics Co., Ltd.	32,600	33,883
	momo.com, Inc.	12,000	266,336
*	Motech Industries, Inc.	155,752	48,040
#	MPI Corp.	31,000	158,926
	Nak Sealing Technologies Corp.	35,000	76,528
	Namchow Holdings Co., Ltd.	84,000	120,369
	Nan Kang Rubber Tire Co., Ltd.	101,183	156,411
	Nan Liu Enterprise Co., Ltd.	13,000	117,112
	Nan Ya Plastics Corp.	172,187	359,064
	Nan Ya Printed Circuit Board Corp.	100,000	341,010
	Nang Kuang Pharmaceutical Co., Ltd.	16,000	23,352
	Nantex Industry Co., Ltd.	137,392	167,088

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nanya Technology Corp.	295,110	$610,672
	National Aerospace Fasteners Corp.	10,000	17,801
	National Petroleum Co., Ltd.	67,000	104,127
	Nexcom International Co., Ltd.	20,000	16,094
	Nichidenbo Corp.	90,424	146,526
*	Nien Hsing Textile Co., Ltd.	62,654	33,225
	Nien Made Enterprise Co., Ltd.	43,000	472,122
	Nova Technology Corp.	7,000	33,101
	Novatek Microelectronics Corp.	113,000	1,120,152
#	Nuvoton Technology Corp.	64,109	101,148
	O-Bank Co., Ltd.	304,000	71,719
*	Ocean Plastics Co., Ltd.	62,000	69,566
	OptoTech Corp.	154,005	102,433
	Orient Europharma Co., Ltd.	9,000	15,748
*	Orient Semiconductor Electronics, Ltd.	166,605	67,425
	Oriental Union Chemical Corp.	275,992	145,637
	O-TA Precision Industry Co., Ltd.	27,642	35,293
	Pacific Hospital Supply Co., Ltd.	14,000	43,598
	Paiho Shih Holdings Corp.	46,573	45,644
	Pan Jit International, Inc.	143,046	143,106
	Pan-International Industrial Corp.	197,000	120,572
	Parade Technologies, Ltd.	12,000	522,355
*	Paragon Technologies Co., Ltd.	20,423	21,043
	PCL Technologies, Inc.	16,610	73,645
	P-Duke Technology Co., Ltd.	24,970	56,334
	Pegatron Corp.	492,261	1,032,691
	Pharmally International Holding Co., Ltd.	18,917	84,757
*	Phihong Technology Co., Ltd.	148,272	45,297
	Phison Electronics Corp.	43,000	431,411
	Phoenix Tours International, Inc.	8,457	8,574
	Planet Technology Corp.	15,000	35,190
	Plotech Co., Ltd.	47,000	30,368
	Polytronics Technology Corp.	10,000	25,343
	Posiflex Technology, Inc.	29,698	84,928
	Pou Chen Corp.	1,233,528	1,118,300
	Power Wind Health Industry, Inc.	7,199	43,187
	Powertech Technology, Inc.	453,900	1,516,329
	Poya International Co., Ltd.	18,436	387,131
	President Chain Store Corp.	90,768	867,028
	President Securities Corp.	455,361	254,988
	Primax Electronics, Ltd.	210,000	300,438
	Prince Housing & Development Corp.	569,000	189,984
	Pro Hawk Corp.	6,000	33,188
	Promate Electronic Co., Ltd.	59,000	65,871
	Prosperity Dielectrics Co., Ltd.	46,000	78,665
	Qisda Corp.	715,875	408,715
	QST International Corp.	27,000	40,315
	Qualipoly Chemical Corp.	43,547	37,710
	Quang Viet Enterprise Co., Ltd.	11,000	48,845
	Quanta Computer, Inc.	371,007	1,036,582
*	Quintain Steel Co., Ltd.	64,842	16,151
	Radium Life Tech Co., Ltd.	419,250	139,519
	Rafael Microelectronics, Inc.	8,000	38,867
#	Realtek Semiconductor Corp.	96,098	1,226,038
	Rechi Precision Co., Ltd.	183,185	120,084
	Rexon Industrial Corp., Ltd.	17,000	46,768
	Rich Development Co., Ltd.	264,814	83,093
	RichWave Technology Corp.	9,500	87,104
*	Right WAY Industrial Co., Ltd.	18,654	7,995

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Ritek Corp.	579,606	$106,266
	Rodex Fasteners Corp.	11,000	11,832
*	Roo Hsing Co., Ltd.	144,000	70,464
*	Rotam Global Agrosciences, Ltd.	21,319	9,682
	Ruentex Development Co., Ltd.	237,061	410,950
	Ruentex Engineering & Construction Co.	13,000	26,244
	Ruentex Industries, Ltd.	152,901	334,904
	Samebest Co., Ltd.	11,550	20,691
	Sampo Corp.	166,200	130,673
	San Fang Chemical Industry Co., Ltd.	60,648	42,143
	San Far Property, Ltd.	83,567	50,460
	San Shing Fastech Corp.	35,565	55,242
	Sanitar Co., Ltd.	16,000	16,161
	Sanyang Motor Co., Ltd.	200,900	143,214
	SCI Pharmtech, Inc.	19,450	81,418
	Scientech Corp.	18,000	35,741
	SDI Corp.	59,000	92,002
	Senao International Co., Ltd.	39,000	37,358
	Senao Networks, Inc.	13,000	43,216
	Sercomm Corp.	61,000	164,565
	Sesoda Corp.	69,326	52,293
	Shan-Loong Transportation Co., Ltd.	48,000	48,382
	Sharehope Medicine Co., Ltd.	22,904	30,682
	ShenMao Technology, Inc.	44,922	31,393
*	Shih Wei Navigation Co., Ltd.	91,814	18,303
#*	Shin Kong Financial Holding Co., Ltd.	1,472,405	427,880
	Shin Zu Shing Co., Ltd.	53,549	281,786
*	Shinih Enterprise Co., Ltd.	24,000	16,855
*	Shining Building Business Co., Ltd.	229,439	73,894
#	Shinkong Insurance Co., Ltd.	96,000	112,322
	Shinkong Textile Co., Ltd.	59,000	89,445
	Shiny Chemical Industrial Co., Ltd.	33,600	130,153
*	Shuttle, Inc.	60,000	19,393
	Sigurd Microelectronics Corp.	250,770	373,151
	Silergy Corp.	5,000	299,953
	Simplo Technology Co., Ltd.	42,600	473,498
	Sinbon Electronics Co., Ltd.	101,616	604,068
	Sincere Navigation Corp.	162,868	79,405
	Single Well Industrial Corp.	13,500	9,556
	Sinher Technology, Inc.	33,000	47,478
	Sinmag Equipment Corp.	22,196	59,102
	Sino-American Silicon Products, Inc.	263,000	878,007
	Sinon Corp.	203,000	136,518
	SinoPac Financial Holdings Co., Ltd.	1,475,308	536,284
	Sinphar Pharmaceutical Co., Ltd.	34,977	50,143
	Sinyi Realty Co.	128,077	126,004
	Sitronix Technology Corp.	64,000	328,440
	Siward Crystal Technology Co., Ltd.	70,000	54,740
#*	Solar Applied Materials Technology Co.	124,519	183,996
	Solteam, Inc.	19,190	19,765
	Southeast Cement Co., Ltd.	33,000	18,422
*	Speed Tech Corp.	16,000	47,861
	Sporton International, Inc.	24,213	205,814
#	St Shine Optical Co., Ltd.	18,000	190,345
#	Standard Chemical & Pharmaceutical Co., Ltd.	40,330	57,395
	Standard Foods Corp.	94,003	196,657
	Stark Technology, Inc.	32,800	73,015
	Sunny Friend Environmental Technology Co., Ltd.	18,000	159,936
	Sunonwealth Electric Machine Industry Co., Ltd.	107,000	202,477

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sunrex Technology Corp.	43,581	$69,158
	Sunspring Metal Corp.	35,000	27,360
	Supreme Electronics Co., Ltd.	191,305	193,855
	Swancor Holding Co., Ltd.	11,000	39,421
	Sweeten Real Estate Development Co., Ltd.	42,685	32,106
	Syncmold Enterprise Corp.	49,750	134,778
	Synmosa Biopharma Corp.	30,943	25,319
	Synnex Technology International Corp.	181,810	271,571
	Sysage Technology Co., Ltd.	31,908	45,923
	Systex Corp.	48,000	132,801
	T3EX Global Holdings Corp.	39,000	38,714
	TA Chen Stainless Pipe	415,738	330,476
	Ta Liang Technology Co., Ltd.	23,000	34,205
	Ta Ya Electric Wire & Cable	260,000	99,597
	Ta Yih Industrial Co., Ltd.	16,000	31,133
	TA-I Technology Co., Ltd.	41,064	101,924
*	Tai Tung Communication Co., Ltd.	38,000	22,921
	Taichung Commercial Bank Co., Ltd.	1,024,961	409,367
	TaiDoc Technology Corp.	19,323	166,487
	Taiflex Scientific Co., Ltd.	83,640	146,571
#	Taimide Tech, Inc.	46,252	73,093
	Tainan Enterprises Co., Ltd.	37,000	23,186
#	Tainan Spinning Co., Ltd.	569,171	213,678
*	Tainergy Tech Co., Ltd.	47,679	29,372
	Taishin Financial Holding Co., Ltd.	1,813,486	826,471
	TaiSol Electronics Co., Ltd.	19,000	53,134
	Taisun Enterprise Co., Ltd.	78,601	59,480
	Taita Chemical Co., Ltd.	112,859	61,634
	Taiwan Business Bank	1,500,879	517,746
#	Taiwan Cement Corp.	978,511	1,503,004
	Taiwan Chinsan Electronic Industrial Co., Ltd.	36,238	43,633
	Taiwan Cogeneration Corp.	78,993	106,065
	Taiwan Cooperative Financial Holding Co., Ltd.	909,381	664,204
	Taiwan FamilyMart Co., Ltd.	6,000	52,664
	Taiwan Fertilizer Co., Ltd.	163,000	310,742
	Taiwan Fire & Marine Insurance Co., Ltd.	67,040	44,956
	Taiwan FU Hsing Industrial Co., Ltd.	64,000	85,481
*	Taiwan Glass Industry Corp.	349,672	120,663
	Taiwan High Speed Rail Corp.	171,000	194,674
	Taiwan Hon Chuan Enterprise Co., Ltd.	160,421	292,998
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	85,000	65,198
*	Taiwan Land Development Corp.	371,640	88,193
	Taiwan Line Tek Electronic	11,337	10,135
	Taiwan Mobile Co., Ltd.	105,800	379,091
	Taiwan Navigation Co., Ltd.	73,000	38,823
	Taiwan Paiho, Ltd.	131,892	290,739
	Taiwan PCB Techvest Co., Ltd.	140,800	177,022
*	Taiwan Prosperity Chemical Corp.	35,718	21,727
	Taiwan Sakura Corp.	57,512	99,029
	Taiwan Sanyo Electric Co., Ltd.	12,750	15,112
	Taiwan Secom Co., Ltd.	44,330	130,145
	Taiwan Semiconductor Co., Ltd.	108,000	137,363
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	296,894	23,421,968
	Taiwan Semiconductor Manufacturing Co., Ltd.	390,465	5,682,670
	Taiwan Steel Union Co., Ltd.	10,000	21,352
#	Taiwan Styrene Monomer	280,833	141,547
#	Taiwan Surface Mounting Technology Corp.	107,867	496,171
	Taiwan TEA Corp.	352,704	200,521
	Taiwan Union Technology Corp.	101,000	468,102

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiyen Biotech Co., Ltd.	48,000	$51,971
*	Tatung Co., Ltd.	633,000	345,327
#	TCI Co., Ltd.	30,218	291,965
	Te Chang Construction Co., Ltd.	23,562	22,745
	Teco Electric and Machinery Co., Ltd.	545,000	506,565
	Tehmag Foods Corp.	10,500	77,745
	Tera Autotech Corp.	16,000	15,189
	Test Research, Inc.	93,532	172,838
	Test-Rite International Co., Ltd.	119,389	88,889
*	Tex-Ray Industrial Co., Ltd.	59,000	43,096
	Thinking Electronic Industrial Co., Ltd.	44,000	146,125
	Thye Ming Industrial Co., Ltd.	48,850	50,399
*	Ton Yi Industrial Corp.	388,200	120,145
	Tong Hsing Electronic Industries, Ltd.	68,957	330,990
	Tong Yang Industry Co., Ltd.	219,041	258,594
	Tong-Tai Machine & Tool Co., Ltd.	76,160	32,655
	Topco Scientific Co., Ltd.	53,945	213,713
	Topco Technologies Corp.	10,000	21,457
	Topkey Corp.	32,000	175,021
	Topoint Technology Co., Ltd.	67,044	50,781
	Toung Loong Textile Manufacturing	40,000	36,930
*	TPK Holding Co., Ltd.	193,000	342,479
	Transcend Information, Inc.	37,483	84,271
	Tripod Technology Corp.	193,970	841,997
	Tsang Yow Industrial Co., Ltd.	31,000	16,156
	Tsann Kuen Enterprise Co., Ltd.	29,913	19,154
	TSC Auto ID Technology Co., Ltd.	14,630	86,860
*	TSEC Corp.	105,441	57,696
	TSRC Corp.	240,717	127,078
	Ttet Union Corp.	15,000	60,700
	TTFB Co., Ltd.	6,000	47,501
	TTY Biopharm Co., Ltd.	63,267	151,800
	Tung Ho Steel Enterprise Corp.	402,254	323,873
*	Tung Thih Electronic Co., Ltd.	25,492	64,293
	TURVO International Co., Ltd.	29,135	64,529
	TXC Corp.	118,411	303,905
	TYC Brother Industrial Co., Ltd.	111,000	84,373
*	Tycoons Group Enterprise	152,401	23,162
	Tyntek Corp.	103,167	47,665
	UDE Corp.	36,000	40,936
	Ultra Chip, Inc.	21,000	17,535
	U-Ming Marine Transport Corp.	191,000	180,915
	Unimicron Technology Corp.	575,356	1,263,976
	Union Bank Of Taiwan	642,982	228,305
	Uni-President Enterprises Corp.	395,948	966,371
#	Unitech Printed Circuit Board Corp.	364,321	314,968
	United Integrated Services Co., Ltd.	82,000	575,440
	United Microelectronics Corp.	3,311,453	2,511,058
	United Orthopedic Corp.	24,924	29,063
	United Radiant Technology	28,000	12,769
*	United Renewable Energy Co., Ltd.	1,001,619	308,861
*	Unity Opto Technology Co., Ltd.	115,929	12,228
	Universal Cement Corp.	186,340	108,804
	Universal Microwave Technology, Inc.	23,229	64,108
*	Unizyx Holding Corp.	133,000	77,351
	UPC Technology Corp.	364,181	116,850
	USI Corp.	465,861	182,877
*	Usun Technology Co., Ltd.	15,400	17,351
	Utechzone Co., Ltd.	22,000	37,908

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Vanguard International Semiconductor Corp.	202,000	$654,743
	VHQ Media Holdings, Ltd.	5,000	10,357
	Visual Photonics Epitaxy Co., Ltd.	89,475	264,524
	Vivotek, Inc.	22,242	55,805
	Voltronic Power Technology Corp.	15,755	480,008
	Wafer Works Corp.	120,593	153,153
	Waffer Technology Corp.	16,000	7,779
	Wah Lee Industrial Corp.	79,000	147,515
	Walsin Lihwa Corp.	901,000	440,812
#	Walsin Technology Corp.	118,000	706,971
*	Walton Advanced Engineering, Inc.	166,385	54,931
	Wan Hai Lines, Ltd.	297,557	176,866
	Wei Chuan Foods Corp.	113,000	77,567
	Wei Mon Industry Co., Ltd.	51,912	0
	Weikeng Industrial Co., Ltd.	127,076	73,791
	Well Shin Technology Co., Ltd.	44,000	68,015
	Weltrend Semiconductor	17,000	17,272
	Win Semiconductors Corp.	67,868	731,868
#	Winbond Electronics Corp.	1,561,117	698,481
	Winstek Semiconductor Co., Ltd.	31,000	25,229
*	Wintek Corp.	312,087	3,655
	Wisdom Marine Lines Co., Ltd.	174,070	128,509
	Wistron Corp.	1,094,506	1,282,423
	Wistron NeWeb Corp.	114,113	250,958
	Wowprime Corp.	45,000	109,593
	WPG Holdings, Ltd.	385,756	524,754
	WT Microelectronics Co., Ltd.	97,836	140,241
	XAC Automation Corp.	13,000	10,874
	XPEC Entertainment, Inc.	5,612	475
	Xxentria Technology Materials Corp.	48,306	83,642
#	Yageo Corp.	37,261	494,778
*	Yang Ming Marine Transport Corp.	563,428	121,308
	YC INOX Co., Ltd.	112,200	88,717
	YCC Parts Manufacturing Co., Ltd.	14,000	21,268
*	Yea Shin International Development Co., Ltd.	84,533	43,062
	Yem Chio Co., Ltd.	185,019	72,989
	Yeong Guan Energy Technology Group Co., Ltd.	25,432	80,932
	YFC-Boneagle Electric Co., Ltd.	45,000	29,396
	YFY, Inc.	615,000	287,058
	Yi Jinn Industrial Co., Ltd.	114,700	51,708
	Yieh Phui Enterprise Co., Ltd.	479,787	135,919
	Yonyu Plastics Co., Ltd.	36,400	40,614
*	Young Optics, Inc.	9,000	19,235
	Youngtek Electronics Corp.	51,120	120,331
	Yuanta Financial Holding Co., Ltd.	2,189,991	1,347,455
	Yuanta Futures Co., Ltd.	29,000	54,435
	Yuen Chang Stainless Steel Co., Ltd.	25,000	12,475
	Yulon Finance Corp.	72,600	260,513
*	Yulon Motor Co., Ltd.	361,223	292,652
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	20,000	48,356
	Yungshin Construction & Development Co., Ltd.	24,000	27,439
	YungShin Global Holding Corp.	69,950	109,137
	Zeng Hsing Industrial Co., Ltd.	31,423	142,206
	Zenitron Corp.	87,000	55,244
	Zero One Technology Co., Ltd.	33,000	48,469
	Zhen Ding Technology Holding, Ltd.	298,650	1,376,806
*	Zig Sheng Industrial Co., Ltd.	200,543	46,635
*	Zinwell Corp.	136,000	86,614
	Zippy Technology Corp.	50,000	56,956

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ZongTai Real Estate Development Co., Ltd.	44,477	$55,244
TOTAL TAIWAN			172,183,868
THAILAND — (0.7%)
	Advanced Info Service PCL	75,600	448,521
	Advanced Information Technology PCL, Class F	48,300	26,642
	AEON Thana Sinsap Thailand PCL	45,300	156,896
	After You PCL	71,400	19,577
	Airports of Thailand PCL	211,000	348,481
	AJ Plast PCL	42,900	24,076
	Allianz Ayudhya Capital PCL	3,900	4,299
	Amata Corp. PCL	289,800	139,405
	Ananda Development PCL	738,700	34,587
	AP Thailand PCL	868,604	171,311
*	Asia Aviation PCL	627,800	36,441
	Asia Plus Group Holdings PCL	518,200	28,750
	Asia Sermkij Leasing PCL	53,000	28,894
	Asian Insulators PCL	416,640	17,771
	B Grimm Power PCL	100,300	157,611
	Bangchak Corp. PCL	383,900	238,841
	Bangkok Aviation Fuel Services PCL	105,350	69,597
	Bangkok Bank PCL	26,400	84,240
	Bangkok Bank PCL	3,900	12,444
	Bangkok Chain Hospital PCL	361,975	174,124
	Bangkok Dusit Medical Services PCL, Class F	443,400	314,251
	Bangkok Expressway & Metro PCL	1,166,202	330,983
	Bangkok Land PCL	5,761,300	193,999
	Bangkok Life Assurance PCL	78,400	40,731
*	Bangkok Ranch PCL	202,500	11,494
	Banpu PCL	674,600	120,068
	Banpu PCL	204,750	36,442
	Banpu Power PCL	98,500	47,698
	Beauty Community PCL	624,000	28,016
*	BEC World PCL	598,600	87,921
	Berli Jucker PCL	200,900	238,381
*	Better World Green PCL	408,300	8,118
	BTS Group Holdings PCL	174,100	58,624
	Bumrungrad Hospital PCL	91,500	335,982
*	Buriram Sugar PCL	123,700	11,187
	Cal-Comp Electronics Thailand PCL, Class F	604,518	36,640
	Carabao Group PCL, Class F	43,600	169,884
	Central Pattana PCL	173,600	268,619
*	Central Plaza Hotel PCL	200,200	143,814
*	Central Retail Corp. PCL	12,192	11,534
	CH Karnchang PCL	343,100	201,354
	Charoen Pokphand Foods PCL	982,700	1,063,613
	Chularat Hospital PCL, Class F	1,240,700	92,309
*	COL PCL	14,000	7,094
	Com7 PCL, Class F	177,600	217,853
*	Country Group Development PCL	645,200	12,415
*	CP ALL PCL	334,500	732,129
	Delta Electronics Thailand PCL	12,700	46,226
	Dhipaya Insurance PCL	144,400	134,293
	Do Day Dream PCL	24,500	11,628
	Dynasty Ceramic PCL	1,335,900	103,676
	Eastern Polymer Group PCL, Class F	155,800	24,382
	Eastern Power Group PCL	214,032	29,103
	Eastern Water Resources Development and Management PCL, Class F	104,600	33,209
	Electricity Generating PCL	22,300	169,489

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Energy Absolute PCL	156,500	$237,140
	Erawan Group PCL (The)	739,500	78,735
*	Esso Thailand PCL	390,600	95,200
	Forth Corp. PCL	142,300	27,837
	Forth Smart Service PCL	124,000	25,649
	GFPT PCL	173,500	74,001
	Global Green Chemicals PCL, Class F	90,900	26,819
	Global Power Synergy PCL, Class F	99,928	219,516
	Gunkul Engineering PCL	437,640	37,613
	Haad Thip PCL	43,300	24,578
	Hana Microelectronics PCL	251,900	292,837
	Home Product Center PCL	640,957	320,659
	Ichitan Group PCL	150,200	42,629
	Indorama Ventures PCL	389,900	312,595
*	Interlink Communication PCL	43,050	5,660
	Intouch Holdings PCL	14,000	25,479
	Intouch Holdings PCL, Class F	21,100	38,401
	IRPC PCL	3,608,100	293,901
*	Italian-Thai Development PCL	1,478,354	49,780
	Jasmine International PCL	1,777,700	196,113
	JWD Infologistics PCL	211,000	41,276
	Kang Yong Electric PCL	100	1,004
	Karmarts PCL	136,400	12,160
	Kasikornbank PCL	27,200	71,091
	Kasikornbank PCL	78,700	204,432
	KCE Electronics PCL	264,600	237,595
	KGI Securities Thailand PCL	616,400	67,209
	Khon Kaen Sugar Industry PCL	815,184	52,285
	Kiatnakin Bank PCL	73,600	91,462
	Krung Thai Bank PCL	482,075	152,279
	Krungthai Card PCL	265,000	261,324
	Lam Soon Thailand PCL	77,800	10,928
	Land & Houses PCL	260,000	61,701
	Lanna Resources PCL	105,750	24,418
	LH Financial Group PCL	2,170,700	68,917
*	Loxley PCL	518,575	25,444
	LPN Development PCL	464,200	72,646
	Major Cineplex Group PCL	234,800	107,677
	MBK PCL	287,200	108,681
*	MCOT PCL	60,600	9,328
	MCS Steel PCL	202,200	86,891
	Mega Lifesciences PCL	152,400	164,948
*	Minor International PCL	104,292	60,871
	MK Restaurants Group PCL	71,000	112,138
*	Mono Technology PCL, Class F	699,300	59,653
*	Muangthai Capital PCL	140,600	225,447
	Namyong Terminal PCL	52,000	4,836
	Netbay PCL	32,500	31,268
	Origin Property PCL, Class F	411,500	87,097
	Plan B Media Pcl, Class F	230,500	39,547
	Platinum Group PCL (The), Class F	28,600	2,311
	Polyplex Thailand PCL	146,200	109,712
*	Precious Shipping PCL	394,300	67,650
	Premier Marketing PCL	112,400	23,790
	Prima Marine PCL	176,800	52,446
*	Principal Capital PCL	136,700	12,538
	Property Perfect PCL	3,479,190	44,630
	Pruksa Holding PCL	307,700	111,505
	PTG Energy PCL	449,700	272,567

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	247,285	$721,653
	PTT Global Chemical PCL	310,445	467,920
	PTT PCL	881,340	1,102,293
	Pylon PCL	76,800	12,561
	Quality Houses PCL	2,688,009	182,749
*	Raimon Land PCL	859,600	18,194
	Rajthanee Hospital PCL	74,800	51,814
	Ratch Group PCL	59,699	114,392
	Ratchthani Leasing PCL	768,500	87,244
*	Regional Container Lines PCL	173,100	15,654
	Rojana Industrial Park PCL	383,190	52,841
	RS PCL	136,700	80,663
	S 11 Group PCL	82,600	13,245
	Sabina PCL	75,100	42,147
*	Sahakol Equipment PCL	128,400	6,547
	Samart Corp. PCL	115,700	18,552
	Samart Telcoms PCL	153,700	27,110
	Sansiri PCL	3,544,233	80,699
	Sappe PCL	66,500	37,534
	SC Asset Corp. PCL	641,562	46,910
	SEAFCO PCL	154,000	34,324
	Sena Development PCL	203,000	17,577
*	Sermsang Power Corp. Co., Ltd.	88,400	21,971
	Siam Cement PCL (The)	10,900	133,530
	Siam Cement PCL (The)	11,400	139,655
	Siam City Cement PCL	15,435	74,743
	Siam Commercial Bank PCL (The)	128,300	275,671
	Siam Future Development PCL	370,312	50,828
	Siam Global House PCL	216,101	131,674
	Siam Wellness Group PCL, Class F	254,100	44,411
	Siamgas & Petrochemicals PCL	488,800	139,512
	Singha Estate PCL	838,964	43,855
	SNC Former PCL	8,800	2,540
	Somboon Advance Technology PCL	163,550	55,596
	SPCG PCL	257,400	152,711
*	Sri Trang Agro-Industry PCL	126,360	102,320
*	Sri Trang Agro-Industry PCL	305,320	247,233
*	Sriracha Construction PCL	26,800	6,016
*	Srisawad Corp. PCL	211,310	325,275
*	Srithai Superware PCL	372,000	7,635
	Star Petroleum Refining PCL	970,500	216,306
	Supalai PCL	624,775	328,592
	Super Energy Corp. PCL	7,223,400	206,168
	Synnex Thailand PCL	87,780	32,091
	Syntec Construction PCL	228,200	11,270
	TAC Consumer PCL, Class F	68,700	13,329
	Taokaenoi Food & Marketing PCL, Class F	221,700	66,121
*	Tata Steel Thailand PCL	1,030,600	11,898
*	Thai Airways International PCL	358,500	33,801
	Thai Oil PCL	342,800	461,721
*	Thai Reinsurance PCL	426,400	14,085
	Thai Solar Energy PCL, Class F	169,596	15,555
	Thai Stanley Electric PCL, Class F	9,600	49,104
	Thai Union Group PCL, Class F	307,940	132,331
	Thai Vegetable Oil PCL	190,400	178,600
	Thai Wah PCL, Class F	109,900	13,675
	Thaicom PCL	80,600	13,958
	Thaicom PCL	109,200	18,911
	Thaifoods Group PCL	383,800	58,095

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thaire Life Assurance PCL	112,800	$8,537
	Thanachart Capital PCL	54,500	60,735
	Thitikorn PCL	40,900	9,706
	Thoresen Thai Agencies PCL	406,851	39,403
	Tipco Asphalt PCL	162,000	145,466
	TIPCO Foods PCL	85,900	21,349
	Tisco Financial Group PCL	96,900	201,988
	TMB Bank PCL	6,352,086	193,521
*	TMT Steel PCL	187,600	25,268
	Total Access Communication PCL	235,300	277,312
	Total Access Communication PCL	46,900	55,274
	TPI Polene PCL	2,708,800	111,193
	TPI Polene Power PCL	387,300	49,682
	True Corp. PCL	3,979,942	428,850
	True Corp. PCL	999,565	107,706
	TTCL PCL	45,600	4,182
	TTW PCL	346,900	149,073
*	U City PCL, Class F	1,069,300	50,066
	Union Auction PCL	87,400	19,200
	Unique Engineering & Construction PCL	219,345	35,875
	United Paper PCL	133,000	49,903
	Univanich Palm Oil PCL	44,900	6,393
	Univentures PCL	288,800	27,600
*	Vanachai Group PCL	244,900	28,116
	VGI PCL	89,600	18,964
	Vinythai PCL	28,500	21,753
	Vinythai PCL	79,400	60,602
	WHA Corp. PCL	1,301,900	134,438
	WHA Utilities and Power PCL	315,800	44,561
	Workpoint Entertainment PCL	92,100	29,240
TOTAL THAILAND			22,751,877
TURKEY — (0.2%)
*	Akbank T.A.S.	251,079	188,857
	Aksa Akrilik Kimya Sanayii A.S.	76,816	81,761
*	Aksa Enerji Uretim A.S.	80,778	63,642
	Aksigorta A.S.	80,848	87,753
*	Albaraka Turk Katilim Bankasi A.S.	343,811	78,259
	Alkim Alkali Kimya A.S.	52,780	100,758
	Anadolu Anonim Turk Sigorta Sirketi	54,184	49,591
	Anadolu Cam Sanayii A.S.	212,261	148,865
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	40,924	113,360
	Anadolu Hayat Emeklilik A.S.	18,435	21,397
*	Arcelik A.S.	46,518	154,081
	Aygaz A.S.	12,361	22,427
*	Bera Holding A.S.	129,318	152,897
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	44,015	18,594
	BIM Birlesik Magazalar A.S.	52,780	538,850
*	Bursa Cimento Fabrikasi A.S.	36,406	31,551
	Coca-Cola Icecek A.S.	36,806	236,716
	EGE Endustri VE Ticaret A.S.	615	63,915
	Enerjisa Enerji A.S.	62,099	73,599
	Eregli Demir ve Celik Fabrikalari TAS	175,958	192,193
*	Fenerbahce Futbol A.S.	11,697	22,457
	Ford Otomotiv Sanayi A.S.	9,472	112,229
*	Global Yatirim Holding A.S.	55,198	37,084
	GSD Holding A.S.	90,000	33,205
*	Gubre Fabrikalari TAS	15,038	63,187
	Hektas Ticaret TAS	54,987	116,651

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Ihlas Holding A.S.	101,201	$13,182
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	91,735	58,275
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	179,831	76,932
*	Kerevitas Gida Sanayi ve Ticaret A.S.	46,554	35,750
	KOC Holding A.S.	11,665	27,035
	Kordsa Teknik Tekstil A.S.	34,473	58,847
*	Koza Altin Isletmeleri A.S.	8,332	103,382
*	Logo Yazilim Sanayi Ve Ticaret A.S.	12,045	156,714
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	9,703	57,444
*	Migros Ticaret A.S.	21,932	141,273
*	Oyak Cimento Fabrikalari A.S.	2	2
*	Pegasus Hava Tasimaciligi A.S.	26,634	181,632
*	Petkim Petrokimya Holding A.S.	213,567	119,543
	Polisan Holding A.S.	17,402	8,237
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	30,814	29,964
*	Sekerbank Turk A.S.	197,155	41,882
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	72,493	88,226
	Soda Sanayii A.S.	99,082	92,737
	TAV Havalimanlari Holding A.S.	65,370	155,893
	Tekfen Holding A.S.	108,194	236,251
	Tofas Turk Otomobil Fabrikasi A.S.	31,476	114,521
	Trakya Cam Sanayii A.S.	209,372	113,459
*	Tupras Turkiye Petrol Rafinerileri A.S.	5,050	59,845
*	Turk Hava Yollari AO	226,248	343,848
	Turk Telekomunikasyon A.S.	66,604	69,091
	Turkcell Iletisim Hizmetleri A.S.	181,279	384,801
	Turkcell Iletisim Hizmetleri A.S., ADR	9,157	48,441
*	Turkiye Garanti Bankasi A.S.	136,402	137,109
*	Turkiye Halk Bankasi A.S.	115,310	91,334
*	Turkiye Is Bankasi A.S., Class C	243,241	167,436
*	Turkiye Sinai Kalkinma Bankasi A.S.	842,363	136,800
	Turkiye Sise ve Cam Fabrikalari A.S.	12,313	10,174
*	Turkiye Vakiflar Bankasi TAO, Class D	271,165	175,616
*	Ulker Biskuvi Sanayi A.S.	135,931	505,569
*	Vestel Elektronik Sanayi ve Ticaret A.S.	37,710	94,660
*	Yapi ve Kredi Bankasi A.S.	286,653	87,938
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	87,870	113,422
TOTAL TURKEY			7,141,144
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	75,599	104,522
	Abu Dhabi Islamic Bank PJSC	254,549	258,201
	Air Arabia PJSC	517,724	162,410
	Aldar Properties PJSC	519,706	246,926
*	Amlak Finance PJSC	229,184	21,144
*	Arabtec Holding PJSC	125,089	44,240
	Aramex PJSC	181,721	160,860
*	DAMAC Properties Dubai Co. PJSC	146,426	36,226
	Dana Gas PJSC	369,207	72,590
*	Deyaar Development PJSC	507,661	37,540
	Dubai Financial Market PJSC	569,593	125,507
	Dubai Investments PJSC	262,081	82,651
	Dubai Islamic Bank PJSC	182,723	186,764
*	DXB Entertainments PJSC	744,746	24,806
*	Emaar Malls PJSC	410,848	149,520
	Emirates Telecommunications Group Co. PJSC	99,297	448,969
*	Eshraq Investments PJSC	251,835	23,500
	First Abu Dhabi Bank PJSC	264,790	802,958
*	Gulf Navigation Holding PJSC	157,415	20,523

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Central Cooling Co. PJSC	40,730	$21,747
	Ras Al Khaimah Ceramics	57,314	20,498
TOTAL UNITED ARAB EMIRATES			3,052,102
UNITED KINGDOM — (8.8%)
	4imprint Group P.L.C.	4,332	134,424
	888 Holdings P.L.C.	120,773	290,123
	A.G. Barr P.L.C.	34,345	192,955
	AA P.L.C.	206,663	64,052
	Admiral Group P.L.C.	33,621	1,048,461
	Afren P.L.C.	357,576	0
	Aggreko P.L.C.	126,843	636,481
	Air Partner P.L.C.	15,229	17,539
	Anglo American P.L.C.	124,257	3,008,023
	Anglo-Eastern Plantations P.L.C.	542	3,347
	Antofagasta P.L.C.	84,007	1,116,941
	Arrow Global Group P.L.C.	88,475	87,435
	Ashmore Group P.L.C.	119,903	613,385
	Ashtead Group P.L.C.	79,525	2,532,376
*	ASOS P.L.C.	7,912	346,099
	Associated British Foods P.L.C.	34,811	797,318
	AstraZeneca P.L.C., Sponsored ADR	178,391	9,950,650
	AstraZeneca P.L.C.	1,641	181,297
	Auto Trader Group P.L.C.	232,009	1,620,703
	AVEVA Group P.L.C.	1,372	74,045
	Aviva P.L.C.	588,827	2,025,006
	Avon Rubber P.L.C.	8,717	379,601
	B&M European Value Retail SA	332,214	1,997,362
	Babcock International Group P.L.C.	217,181	818,182
	BAE Systems P.L.C.	298,043	1,910,128
	Balfour Beatty P.L.C.	247,888	778,067
*	Bank of Georgia Group P.L.C.	22,423	228,108
	Barclays P.L.C., Sponsored ADR	140,927	738,457
	Barclays P.L.C.	709,856	920,326
	Barratt Developments P.L.C.	105,086	698,051
	Beazley P.L.C.	79,388	432,460
	Begbies Traynor Group P.L.C.	12,000	14,788
	Bellway P.L.C.	64,382	2,132,013
	Berkeley Group Holdings P.L.C.	28,749	1,668,041
	BHP Group P.L.C., ADR	75,383	3,294,991
	BHP Group P.L.C.	133,997	2,897,473
	Biffa P.L.C.	2,886	7,676
	Bloomsbury Publishing P.L.C.	21,816	58,410
	Bodycote P.L.C.	123,910	904,079
*	Boohoo Group P.L.C.	235,609	797,156
	BP P.L.C., Sponsored ADR	530,397	11,689,952
	BP P.L.C.	1,325	4,798
	Braemar Shipping Services P.L.C.	3,998	7,029
	Brewin Dolphin Holdings P.L.C.	109,023	373,127
	British American Tobacco P.L.C.	90,700	2,997,482
	Britvic P.L.C.	108,262	1,125,262
	BT Group P.L.C.	1,650,484	2,120,789
	Bunzl P.L.C.	37,449	1,072,765
	Burberry Group P.L.C.	60,755	989,928
	Burford Capital, Ltd.	55,480	389,134
*	Cairn Energy P.L.C.	146,712	228,216
*	Capita P.L.C.	461,401	206,844
	Capital & Counties Properties P.L.C.	78,340	143,386
	Card Factory P.L.C.	150,506	84,869

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	CareTech Holdings P.L.C.	7,081	$39,405
	Carnival P.L.C.	12,420	134,330
	Carnival P.L.C., ADR	730	8,205
	Carr's Group P.L.C.	9,590	16,179
	Castings P.L.C.	1,976	8,892
	Centamin P.L.C.	579,273	1,550,674
	Centrica P.L.C.	1,547,972	976,022
	Charles Stanley Group P.L.C.	382	1,251
	Chemring Group P.L.C.	96,295	297,314
	Chesnara P.L.C.	26,225	98,450
	Cineworld Group P.L.C.	446,619	224,526
*	Circassia Group P.L.C.	20,894	6,552
	City of London Investment Group P.L.C.	4,266	22,489
	Clarkson P.L.C.	4,475	120,212
	Clipper Logistics P.L.C.	5,686	24,873
	Close Brothers Group P.L.C.	87,063	1,247,592
	CLS Holdings P.L.C.	40,603	103,548
	CMC Markets P.L.C.	52,183	218,936
	Coca-Cola HBC AG	27,021	703,458
	Compass Group P.L.C.	121,028	1,665,248
	Computacenter P.L.C.	39,808	1,028,266
*	Concentric AB	20,211	345,662
	ConvaTec Group P.L.C.	369,339	981,578
	Costain Group P.L.C.	65,361	51,968
	Countryside Properties P.L.C.	67,627	249,671
	Cranswick P.L.C.	18,405	857,235
	Crest Nicholson Holdings P.L.C.	99,893	243,848
	Croda International P.L.C.	22,057	1,646,186
	Daily Mail & General Trust P.L.C., Class A	25,755	212,107
	Dart Group P.L.C.	939	7,913
	DCC P.L.C.	4,803	427,086
	De La Rue P.L.C.	47,287	79,743
	Debenhams P.L.C.	2,131,609	0
	Devro P.L.C.	104,102	221,811
	DFS Furniture P.L.C.	12,850	25,258
	Diageo P.L.C., Sponsored ADR	20,387	3,001,782
	Diageo P.L.C.	19,831	725,629
*	Dialight P.L.C.	7,092	29,414
*	Dialog Semiconductor P.L.C.	33,381	1,564,732
*	Dignity P.L.C.	13,885	59,018
	Diploma P.L.C.	55,993	1,325,755
	Direct Line Insurance Group P.L.C.	491,673	1,902,620
	DiscoverIE Group P.L.C.	13,621	105,728
	Dixons Carphone P.L.C.	351,634	338,605
	Domino's Pizza Group P.L.C.	188,182	782,636
	Drax Group P.L.C.	170,280	619,688
	DS Smith P.L.C.	422,371	1,428,295
	Dunelm Group P.L.C.	39,290	630,439
	easyJet P.L.C.	57,365	368,952
	Electrocomponents P.L.C.	236,028	2,021,842
	Elementis P.L.C.	156,648	130,685
	EMIS Group P.L.C.	5,988	77,889
*	EnQuest P.L.C.	703,615	121,196
	Equiniti Group P.L.C.	30,166	50,402
	Essentra P.L.C.	81,506	322,415
	Euromoney Institutional Investor P.L.C.	12,982	134,563
	Evraz P.L.C.	107,225	397,049
	Experian P.L.C.	61,660	2,153,790
	FDM Group Holdings P.L.C.	7,533	91,217

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Ferguson P.L.C.	34,587	$3,048,921
	Ferrexpo P.L.C.	266,878	617,543
	Fevertree Drinks P.L.C.	7,797	222,187
*	Firstgroup P.L.C.	734,155	341,099
	Flowtech Fluidpower P.L.C.	6,694	6,367
	Forterra P.L.C.	5,070	10,216
*	Foxtons Group P.L.C.	80,868	37,646
*	Frasers Group P.L.C.	156,692	510,508
	Fresnillo P.L.C.	19,968	324,288
	G4S P.L.C.	517,780	961,902
	Galliford Try Holdings P.L.C.	55,173	68,382
	Games Workshop Group P.L.C.	8,770	1,006,612
*	Gamesys Group P.L.C.	12,370	149,732
	Gamma Communications P.L.C.	643	13,340
*	Gem Diamonds, Ltd.	196,540	61,794
	Genel Energy P.L.C.	45,011	84,246
	Genus P.L.C.	4,597	205,153
*	Georgia Capital P.L.C.	10,657	50,747
	GlaxoSmithKline P.L.C., Sponsored ADR	198,016	7,984,005
	GlaxoSmithKline P.L.C.	26,079	519,502
	Glencore P.L.C.	887,853	2,031,899
	Go-Ahead Group P.L.C. (The)	31,861	260,990
	GoCo Group P.L.C.	90,463	120,684
	Grafton Group P.L.C.	62,797	525,765
	Grainger P.L.C.	37,621	142,669
	Greggs P.L.C.	73,413	1,141,678
	Gulf Keystone Petroleum, Ltd.	93,101	111,989
	GVC Holdings P.L.C.	91,371	790,766
	Gym Group P.L.C. (The)	15,488	27,140
	Halfords Group P.L.C.	89,601	171,667
	Halma P.L.C.	64,325	1,827,076
	Hargreaves Lansdown P.L.C.	30,925	701,834
	Hastings Group Holdings P.L.C.	110,882	301,635
	Hays P.L.C.	911,393	1,297,719
	Headlam Group P.L.C.	17,127	61,921
	Helical P.L.C.	100,923	405,052
	Henry Boot P.L.C.	2,952	9,680
	Highland Gold Mining, Ltd.	22,526	88,290
	Hikma Pharmaceuticals P.L.C.	39,161	1,097,328
	Hill & Smith Holdings P.L.C.	41,632	656,357
	Hilton Food Group P.L.C.	5,319	76,615
	Hiscox, Ltd.	44,790	457,035
	Hochschild Mining P.L.C.	169,976	602,319
	Hollywood Bowl Group P.L.C.	11,862	21,019
	HomeServe P.L.C.	136,969	2,371,187
*	Horizon Discovery Group P.L.C.	13,727	17,453
	Hostelworld Group P.L.C.	2,814	2,219
	Howden Joinery Group P.L.C.	272,281	1,737,549
	HSBC Holdings P.L.C.	85,310	384,136
	HSBC Holdings P.L.C., Sponsored ADR	177,023	4,009,571
	Hunting P.L.C.	62,132	144,565
	Hyve Group P.L.C.	77,961	81,987
	Ibstock P.L.C.	143,385	296,787
	IMI P.L.C.	162,981	2,214,404
	Imperial Brands P.L.C.	90,005	1,499,555
	Inchcape P.L.C.	239,911	1,343,999
	Informa P.L.C.	122,357	580,167
	InterContinental Hotels Group P.L.C., ADR	10,590	493,816
	InterContinental Hotels Group P.L.C.	9,638	443,958

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Consolidated Airlines Group SA	197,808	$426,340
*	International Ferro Metals, Ltd.	99,556	0
	International Personal Finance P.L.C.	5,985	4,288
	Interserve P.L.C.	391,342	0
	Intertek Group P.L.C.	22,482	1,581,137
	Investec P.L.C.	216,890	424,870
	ITV P.L.C.	898,247	662,384
	J D Wetherspoon P.L.C.	64,549	715,078
	J Sainsbury P.L.C.	436,220	1,063,216
	James Fisher & Sons P.L.C.	24,333	366,462
	James Halstead P.L.C.	1,935	12,481
	JD Sports Fashion P.L.C.	161,119	1,273,705
	John Laing Group P.L.C.	12,552	48,524
	John Menzies P.L.C.	47,074	66,667
	John Wood Group P.L.C.	370,490	920,944
	Johnson Matthey P.L.C.	27,274	796,416
	Joules Group P.L.C.	6,431	8,766
	Jupiter Fund Management P.L.C.	266,659	788,694
*	Just Group P.L.C.	235,998	138,309
	Kainos Group P.L.C.	15,023	216,059
	KAZ Minerals P.L.C.	107,921	752,467
	Keller Group P.L.C.	41,282	302,202
*	Kier Group P.L.C.	46,982	39,335
	Kin & Carta P.L.C.	33,026	22,706
	Kingfisher P.L.C.	620,172	1,959,799
*	Lamprell P.L.C.	192,715	66,235
	Lancashire Holdings, Ltd.	61,094	618,400
	Legal & General Group P.L.C.	1,054,437	2,918,976
*	Liberty Global P.L.C., Class A	12,282	287,460
*	Liberty Global P.L.C., Class C	30,121	685,546
	Liontrust Asset Management P.L.C.	607	9,787
	Lloyds Banking Group P.L.C.	7,881,167	2,685,196
	Lloyds Banking Group P.L.C., ADR	108,571	143,314
	London Stock Exchange Group P.L.C.	6,680	737,865
	Lookers P.L.C.	158,309	43,518
	LSL Property Services P.L.C.	7,393	18,517
	M&G P.L.C.	100,526	210,395
	Man Group P.L.C.	774,874	1,250,122
	Marks & Spencer Group P.L.C.	819,240	1,008,956
	Marshalls P.L.C.	130,926	1,015,222
	Marston's P.L.C.	405,089	213,611
	McBride P.L.C.	89,644	70,504
*	McCarthy & Stone P.L.C.	111,794	96,920
	Mears Group P.L.C.	44,682	80,630
	Mediclinic International P.L.C.	14,240	50,474
	Mediclinic International P.L.C.	120,022	419,983
	Meggitt P.L.C.	148,609	519,228
	Melrose Industries P.L.C.	874,105	965,203
	Micro Focus International P.L.C., Sponsored ADR	10,253	38,244
	Micro Focus International P.L.C.	55,309	199,115
	Midwich Group P.L.C.	1,835	9,420
*	Mitchells & Butlers P.L.C.	86,860	174,781
	Mitie Group P.L.C.	621,785	263,997
	MJ Gleeson P.L.C.	650	5,240
	Mondi P.L.C.	88,836	1,573,525
	Mondi P.L.C.	28,076	508,490
	Moneysupermarket.com Group P.L.C.	210,992	808,316
	Morgan Advanced Materials P.L.C.	146,302	416,542
	Morgan Sindall Group P.L.C.	14,137	192,181

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Mortgage Advice Bureau Holdings, Ltd.	223	$1,753
	Motorpoint group P.L.C.	8,534	27,639
	N Brown Group P.L.C.	114,687	49,992
	Naked Wines P.L.C.	10,708	58,728
	National Express Group P.L.C.	317,218	631,176
	National Grid P.L.C.	37,297	437,563
	National Grid P.L.C., Sponsored ADR	18,453	1,090,752
	Natwest Group P.L.C.	282,326	388,824
	Natwest Group P.L.C., Sponsored ADR	68,436	188,883
	NCC Group P.L.C.	34,461	77,534
	Next Fifteen Communications Group P.L.C.	2,878	14,247
	Next P.L.C.	16,526	1,166,437
*	Ninety One P.L.C.	108,445	305,308
*	NMC Health P.L.C.	7,628	2,285
	Norcros P.L.C.	9,498	19,430
*	Ocado Group P.L.C.	7,791	208,720
	On the Beach Group P.L.C.	33,016	119,935
	OneSavings Bank P.L.C.	98,752	305,291
	Oxford Instruments P.L.C.	21,857	383,743
	Pagegroup P.L.C.	211,547	968,580
	Paragon Banking Group P.L.C.	62,407	255,840
*	Parkmead Group P.L.C. (The)	14,461	6,306
	PayPoint P.L.C.	33,851	267,208
	Pearson P.L.C.	49,730	341,705
	Pearson P.L.C., Sponsored ADR	65,631	459,417
*	Pendragon P.L.C.	652,031	70,155
	Pennon Group P.L.C.	40,380	557,970
*	Persimmon P.L.C.	91,051	2,842,630
*	Petra Diamonds, Ltd.	468,727	7,391
	Petrofac, Ltd.	103,891	189,273
#*	Petropavlovsk P.L.C.	1,374,805	644,741
	Pets at Home Group P.L.C.	130,401	532,447
*	Pharos Energy P.L.C.	188,253	34,379
	Phoenix Group Holdings P.L.C.	131,439	1,128,706
	Photo-Me International P.L.C.	147,102	86,880
	Playtech P.L.C.	137,797	539,088
	Plus500, Ltd.	15,603	241,859
	Polar Capital Holdings P.L.C.	536	3,302
	Polypipe Group P.L.C.	105,396	555,778
	Porvair P.L.C.	3,245	22,303
*	Premier Foods P.L.C.	893,407	1,006,680
*	Premier Oil P.L.C.	644,574	303,358
	Provident Financial P.L.C.	29,602	63,958
	Prudential P.L.C., ADR	32,490	942,535
	PZ Cussons P.L.C.	34,732	86,249
	QinetiQ Group P.L.C.	243,319	973,987
	Rank Group P.L.C.	79,561	142,068
*	Raven Property Group, Ltd.	55,348	24,002
	Reach P.L.C.	472,828	381,250
	Reckitt Benckiser Group P.L.C.	28,929	2,900,697
	Redde Northgate P.L.C.	92,355	198,629
	Redrow P.L.C.	125,857	702,666
	RELX P.L.C., Sponsored ADR	56,878	1,204,111
	RELX P.L.C.	19,573	412,054
	RELX P.L.C.	60,337	1,281,407
	Renewi P.L.C.	187,131	61,437
	Renishaw P.L.C.	8,788	556,605
*	Renold P.L.C.	4,231	600
	Rentokil Initial P.L.C.	343,291	2,394,918

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Restaurant Group P.L.C. (The)	289,701	$169,263
	Rhi Magnesita NV	6,143	200,163
	Ricardo P.L.C.	15,024	67,641
	Rightmove P.L.C.	244,958	1,767,822
	Rio Tinto P.L.C.	18,215	1,108,787
	Rio Tinto P.L.C., Sponsored ADR	108,298	6,610,510
	RM P.L.C.	10,751	33,508
	Robert Walters P.L.C.	20,483	111,782
	Rolls-Royce Holdings P.L.C.	262,840	788,481
	Rotork P.L.C.	506,326	1,836,304
	Royal Dutch Shell P.L.C., Class A	101,772	1,487,450
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	89,882	2,679,375
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	239,510	6,778,133
	Royal Dutch Shell P.L.C., Class B	114,496	1,607,118
	Royal Mail P.L.C.	357,518	747,630
	RPS Group P.L.C.	95,848	55,892
	RSA Insurance Group P.L.C.	196,511	1,096,815
	Saga P.L.C.	229,992	45,818
	Sage Group P.L.C. (The)	155,174	1,472,581
	Savills P.L.C.	101,101	992,177
	Schroders P.L.C.	10,785	416,527
	Schroders P.L.C.	6,639	177,907
*	SDL P.L.C.	15,559	94,641
	Senior P.L.C.	216,927	147,323
	Severfield P.L.C.	55,690	43,376
	Severn Trent P.L.C.	20,468	652,261
	SIG P.L.C.	232,123	85,328
	Signature Aviation P.L.C.	387,699	1,173,531
	Smith & Nephew P.L.C., Sponsored ADR	4,855	193,297
	Smith & Nephew P.L.C.	61,606	1,215,946
	Smiths Group P.L.C.	27,073	476,930
	Softcat P.L.C.	58,355	962,039
	Spectris P.L.C.	33,908	1,138,252
	Speedy Hire P.L.C.	143,418	94,603
	Spirax-Sarco Engineering P.L.C.	12,847	1,716,794
	Spire Healthcare Group P.L.C.	126,013	123,883
	Spirent Communications P.L.C.	153,840	563,251
	SSE P.L.C.	214,022	3,630,314
	SSP Group P.L.C.	153,221	411,372
	St James's Place P.L.C.	35,949	439,679
	St. Modwen Properties P.L.C.	92,995	375,484
	Stagecoach Group P.L.C.	288,563	179,241
	Standard Chartered P.L.C.	406,286	2,031,376
	Standard Life Aberdeen P.L.C.	406,406	1,322,782
	SThree P.L.C.	31,206	103,573
	Stobart Group, Ltd.	63,905	21,245
	Stock Spirits Group P.L.C.	41,281	120,836
*	Studio Retail Group P.L.C.	17,046	47,674
	Superdry P.L.C.	33,500	50,933
	Synthomer P.L.C.	128,244	484,582
	T Clarke P.L.C.	15,864	18,682
	TalkTalk Telecom Group P.L.C.	238,145	216,275
	Tate & Lyle P.L.C.	180,182	1,533,594
	Taylor Wimpey P.L.C.	1,319,739	2,035,733
	Ted Baker P.L.C.	25,183	24,079
	Telecom Plus P.L.C.	33,655	591,622
*	Telit Communications P.L.C.	6,860	12,179
	Tesco P.L.C.	516,601	1,458,026
#	Thomas Cook Group P.L.C.	631,386	0

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Topps Tiles P.L.C.	70,051	$38,937
	TP ICAP P.L.C.	343,934	1,484,548
	Travis Perkins P.L.C.	121,743	1,760,854
	Trifast P.L.C.	13,102	18,332
	TT Electronics P.L.C.	46,202	103,108
	TUI AG	63,010	238,418
	TUI AG	47,881	181,003
	Tullow Oil P.L.C.	841,969	281,548
	Tyman P.L.C.	4,875	11,208
	U & I Group P.L.C.	36,616	32,379
	UDG Healthcare P.L.C.	21,630	200,829
	Ultra Electronics Holdings P.L.C.	39,875	1,232,318
	Unilever P.L.C., Sponsored ADR	77,830	4,707,158
	Unilever P.L.C.	12,127	722,102
	United Utilities Group P.L.C.	72,917	855,138
	Urban & Civic P.L.C.	3,852	11,908
	Vectura Group P.L.C.	366,678	474,756
	Vesuvius P.L.C.	56,891	302,726
	Victrex P.L.C.	35,061	855,507
*	Virgin Money UK P.L.C.	185,359	210,192
	Vistry Group P.L.C.	106,702	857,879
	Vitec Group P.L.C. (The)	9,290	80,404
	Vodafone Group P.L.C.	2,677,476	4,023,841
	Volex P.L.C.	1,437	2,537
	Volution Group P.L.C.	322	704
	Watkin Jones P.L.C.	12,262	22,137
	Weir Group P.L.C (The)	39,469	613,722
	WH Smith P.L.C.	43,220	531,218
*	Whitbread P.L.C.	24,234	688,093
	William Hill P.L.C.	458,223	623,853
	Wilmington P.L.C.	3,357	5,763
	Wincanton P.L.C.	28,616	68,906
	Wm Morrison Supermarkets P.L.C.	477,238	1,157,649
	WPP P.L.C., Sponsored ADR	18,997	708,588
	WPP P.L.C.	121,750	902,934
*	Xaar P.L.C.	19,001	20,987
TOTAL UNITED KINGDOM			281,697,884
UNITED STATES — (0.1%)
*	Golden Star Resources, Ltd.	19,013	84,884
	Ovintiv, Inc.	37,662	364,949
	Ovintiv, Inc.	50,676	490,319
	Primo Water Corp.	24,976	354,909
	Primo Water Corp.	23,099	327,830
*	Samsonite International SA	593,100	555,903
TOTAL UNITED STATES			2,178,794
TOTAL COMMON STOCKS			3,170,314,590
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.3%)
	Alpargatas SA	7,443	44,887
	Banco ABC Brasil SA	38,821	104,633
	Banco Bradesco SA	22,456	96,599
	Banco do Estado do Rio Grande do Sul SA, Class B	94,839	259,253
	Banco Pan SA	32,678	61,829
	Braskem SA, Class A	14,800	64,687
	Centrais Eletricas Brasileiras SA, Class B	24,904	183,562

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Centrais Eletricas Santa Catarina	4,700	$48,743
	Cia de Saneamento do Parana	334,905	389,055
	Cia de Transmissao de Energia Eletrica Paulista	19,796	85,536
	Cia Energetica de Minas Gerais	137,737	316,846
	Cia Energetica de Sao Paulo, Class B	53,844	330,297
	Cia Energetica do Ceara, Class A	3,232	41,201
	Cia Ferro Ligas da Bahia - FERBASA	15,600	53,769
	Cia Paranaense de Energia	32,905	418,712
*	Eucatex SA Industria e Comercio	10,400	12,560
	Gerdau SA	198,623	664,418
*	Gol Linhas Aereas Inteligentes SA	4,592	15,766
	Grazziotin SA	3,100	15,183
	Itau Unibanco Holding SA	219,079	1,129,297
	Lojas Americanas SA	35,067	229,229
	Marcopolo SA	212,533	121,411
	Petroleo Brasileiro SA	812,708	3,458,630
	Randon SA Implementos e Participacoes	53,600	120,731
	Schulz SA	16,300	37,652
	Telefonica Brasil SA	27,800	280,582
	Unipar Carbocloro SA	45,636	239,266
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	135,192	210,697
TOTAL BRAZIL			9,035,031
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	10,803	14,698
	Embotelladora Andina SA, Class B	60,988	153,062
TOTAL CHILE			167,760
COLOMBIA — (0.0%)
	Banco Davivienda SA	9,863	72,922
	Grupo Argos SA	4,347	9,013
	Grupo Aval Acciones y Valores SA	357,618	83,345
	Grupo de Inversiones Suramericana SA	13,796	60,314
TOTAL COLOMBIA			225,594
GERMANY — (0.4%)
	Bayerische Motoren Werke AG	12,142	617,093
	Biotest AG	4,837	123,390
*	Draegerwerk AG & Co. KGaA	4,100	386,476
	Fuchs Petrolub SE	19,394	846,895
	Henkel AG & Co. KGaA	7,178	705,776
*	Jungheinrich AG	33,703	1,029,398
	Porsche Automobil Holding SE	22,687	1,284,151
	Sartorius AG	7,040	2,708,722
	Schaeffler AG	35,561	259,435
	Sixt SE	10,712	540,447
	STO SE & Co. KGaA	1,263	144,398
	Villeroy & Boch AG	6,080	79,853
*	Volkswagen AG	34,797	5,093,481
TOTAL GERMANY			13,819,515
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	120	3,448
TOTAL PREFERRED STOCKS			23,251,348

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	1,001	$0
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	4,255	0
BRAZIL — (0.0%)
*	B2W Cia Digital. Rights 08/25/20	497	667
*	CVC Brasil Operadora e Agencia de Viagens SA Rights 08/13/20	7,019	21,797
*	IRB Brasil Resseguros SA 08/12/20	48,293	9,258
TOTAL BRAZIL			31,722
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	153,369	128,063
*	Pan American Silver Corp. Rights 02/22/29	80,828	67,492
TOTAL CANADA			195,555
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	55,802	0
CHINA — (0.0%)
*	China Merchants Securities Co., Ltd. Rights 08/11/20	3,960	598
*	Legend Holdings Corp. Rights 05/23/19	4,884	0
TOTAL CHINA			598
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	211,272	12,131
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	4,171	863
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	125,905	123,275
TOTAL INDIA			124,138
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	6,261	0
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	85,767	0
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	42,467	68,071
*	Sun International, Ltd. Rights 08/07/20	68,385	480
TOTAL SOUTH AFRICA			68,551
SOUTH KOREA — (0.0%)
*	Chorokbaem Media Co., Ltd. Rights 08/04/20	8,093	2,310
*	Jejuair Co., Ltd. Rights 08/06/20	1,307	2,797
TOTAL SOUTH KOREA			5,107
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	61,565	257,448
SWITZERLAND — (0.0%)
*	Meier Tobler Group AG Rights 08/31/20	996	218

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

TAIWAN — (0.0%)
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	2,209	$3,318
THAILAND — (0.0%)
*	Better World Green PCL Rights 08/14/20	10,207	0
TOTAL RIGHTS/WARRANTS			698,786
TOTAL INVESTMENT SECURITIES (Cost $2,944,092,692)			3,194,264,724

			Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	2,128,039	24,623,542
TOTAL INVESTMENTS — (100.0%)
(Cost $2,968,711,551)^^			$3,218,888,266
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,032,661	$136,154,029	—	$140,186,690
Austria	—	11,219,033	—	11,219,033
Belgium	1,181,738	25,594,001	—	26,775,739
Brazil	52,323,053	—	—	52,323,053
Canada	210,899,453	1,654,303	—	212,553,756
Chile	6,976,095	—	—	6,976,095
China	38,270,773	270,744,338	—	309,015,111
Colombia	1,763,693	—	—	1,763,693
Czech Republic	—	1,158,232	—	1,158,232
Denmark	1,360,171	50,657,712	—	52,017,883
Egypt	222,619	145,507	—	368,126
Finland	—	35,082,956	—	35,082,956
France	3,078,616	169,393,492	—	172,472,108
Germany	6,659,987	138,565,693	—	145,225,680
Greece	—	2,455,858	—	2,455,858
Hong Kong	196,746	59,044,729	—	59,241,475
Hungary	—	2,355,124	—	2,355,124
India	3,440,462	101,287,190	—	104,727,652
Indonesia	264,083	17,235,515	—	17,499,598
Ireland	6,783,602	12,740,316	—	19,523,918
Israel	2,290,365	15,134,000	—	17,424,365
Italy	2,399,143	55,292,916	—	57,692,059
Japan	11,708,182	527,283,734	—	538,991,916
Malaysia	—	23,656,974	—	23,656,974
Mexico	21,056,657	496	—	21,057,153
Netherlands	16,934,786	59,925,727	—	76,860,513
New Zealand	53,735	11,959,485	—	12,013,220
Norway	595,851	18,396,708	—	18,992,559
Peru	450,966	—	—	450,966
Philippines	243,490	8,028,946	—	8,272,436
Poland	—	8,878,210	—	8,878,210
Portugal	—	5,254,805	—	5,254,805
Qatar	—	4,959,367	—	4,959,367
Russia	4,902,435	5,809,579	—	10,712,014
Saudi Arabia	25,101	13,808,924	—	13,834,025

T.A. World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$21,485,449	—	$21,485,449
South Africa	$10,683,332	39,151,890	—	49,835,222
South Korea	3,292,061	124,634,172	—	127,926,233
Spain	1,084,878	45,114,476	—	46,199,354
Sweden	1,158,100	70,518,312	—	71,676,412
Switzerland	17,415,069	154,778,820	—	172,193,889
Taiwan	24,113,353	148,070,515	—	172,183,868
Thailand	22,751,877	—	—	22,751,877
Turkey	48,441	7,092,703	—	7,141,144
United Arab Emirates	—	3,052,102	—	3,052,102
United Kingdom	67,888,752	213,809,132	—	281,697,884
United States	1,622,891	555,903	—	2,178,794
Preferred Stocks
Brazil	9,035,031	—	—	9,035,031
Chile	167,760	—	—	167,760
Colombia	225,594	—	—	225,594
Germany	—	13,819,515	—	13,819,515
South Korea	—	3,448	—	3,448
Rights/Warrants
Brazil	—	31,722	—	31,722
Canada	—	195,555	—	195,555
China	—	598	—	598
Hong Kong	—	12,131	—	12,131
India	—	124,138	—	124,138
South Africa	—	68,551	—	68,551
South Korea	—	5,107	—	5,107
Spain	—	257,448	—	257,448
Switzerland	—	218	—	218
Taiwan	—	3,318	—	3,318
Securities Lending Collateral	—	24,623,542	—	24,623,542
TOTAL	$557,601,602	$2,661,286,664	—	$3,218,888,266

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.3%)
COMMUNICATION SERVICES — (3.1%)
	A.H. Belo Corp., Class A	6,766	$10,284
#	AMC Entertainment Holdings, Inc., Class A	2,703	10,920
*	AMC Networks, Inc., Class A	8,315	192,076
	ATN International, Inc.	4,926	283,885
*	Ballantyne Strong, Inc.	3,604	6,199
	Beasley Broadcast Group, Inc., Class A	1,850	3,274
*	Cars.com, Inc.	20,527	166,679
*	Cincinnati Bell, Inc.	420	6,304
	Cinemark Holdings, Inc.	13,940	164,910
*	comScore, Inc.	12,763	38,289
*	Consolidated Communications Holdings, Inc.	29,899	218,263
*	Cumulus Media, Inc., Class A	2,578	10,132
*	DHI Group, Inc.	19,403	48,507
	Emerald Holding, Inc.	8,175	22,236
#	Entercom Communications Corp., Class A	38,020	53,228
	Entravision Communications Corp., Class A	24,076	31,780
	EW Scripps Co. (The), Class A	21,831	248,437
*	Fluent, Inc.	15,880	28,902
*	Gaia, Inc.	1,095	10,052
#	Gannett Co., Inc.	29,840	44,163
*	Gray Television, Inc.	33,432	479,415
*	Hemisphere Media Group, Inc.	3,920	34,496
*	IMAX Corp.	9,426	106,420
	Interpublic Group of Cos., Inc. (The)	45,882	828,170
*	Iridium Communications, Inc.	18,610	509,728
	John Wiley & Sons, Inc., Class A	8,800	297,704
*	Liberty Latin America, Ltd., Class A	11,462	117,829
*	Liberty Latin America, Ltd., Class C	28,645	293,038
*	Liberty Media Corp.-Liberty Braves, Class C	578	10,780
*	Liberty TripAdvisor Holdings, Inc., Class A	31,566	78,284
#*	Lions Gate Entertainment Corp., Class A	20,445	156,609
*	Lions Gate Entertainment Corp., Class B	30,164	214,466
*	Marchex, Inc., Class B	9,439	14,725
	Marcus Corp. (The)	5,423	74,892
*	Meet Group, Inc. (The)	25,341	157,874
#	Meredith Corp.	9,874	141,791
	News Corp., Class A	78,736	1,001,522
	News Corp., Class B	40,284	514,024
	Nexstar Media Group, Inc., Class A	10,159	890,436
*	ORBCOMM, Inc.	34,645	145,855
*	QuinStreet, Inc.	10,330	120,603
*	Reading International, Inc., Class A	5,626	24,529
	Saga Communications, Inc., Class A	1,966	45,965
	Scholastic Corp.	8,907	213,145
	Spok Holdings, Inc.	6,453	64,659
	TEGNA, Inc.	24,974	294,194
	Telephone and Data Systems, Inc.	33,102	642,841
	Townsquare Media, Inc., Class A	1,365	6,061
	Tribune Publishing Co.	12,706	123,883
	TripAdvisor, Inc.	14,591	295,176
*	TrueCar, Inc.	23,021	86,559
*	United States Cellular Corp.	9,356	277,593

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Yelp, Inc.	7,143	$178,432
TOTAL COMMUNICATION SERVICES			10,040,218
CONSUMER DISCRETIONARY — (14.8%)
*	1-800-Flowers.com, Inc., Class A	10,868	307,021
	Aaron's, Inc.	11,926	622,299
	Abercrombie & Fitch Co., Class A	28,446	273,935
	Acushnet Holdings Corp.	18,893	718,879
*	Adient P.L.C.	22,603	376,114
*	Adtalem Global Education, Inc.	19,776	679,108
*	American Axle & Manufacturing Holdings, Inc.	48,546	342,735
#	American Eagle Outfitters, Inc.	54,253	542,530
*	American Public Education, Inc.	6,326	184,150
*	America's Car-Mart, Inc.	1,479	140,742
	Aramark	32,732	691,300
	Ark Restaurants Corp.	411	4,052
*	Asbury Automotive Group, Inc.	3,679	368,452
#*	At Home Group, Inc.	16,608	206,271
	Autoliv, Inc.	2,905	188,912
*	AutoNation, Inc.	24,151	1,239,912
*	Barnes & Noble Education, Inc.	17,003	36,046
	Bassett Furniture Industries, Inc.	5,600	49,112
	BBX Capital Corp.	4,601	64,046
#	Bed Bath & Beyond, Inc.	29,592	320,185
#	Big 5 Sporting Goods Corp.	7,076	39,626
	Big Lots, Inc.	12,640	497,258
*	Biglari Holdings, Inc., Class A	30	9,486
*	Biglari Holdings, Inc., Class B	623	40,451
	BJ's Restaurants, Inc.	3,710	74,423
*	Boot Barn Holdings, Inc.	6,193	119,896
	BorgWarner, Inc.	38,886	1,423,228
	Bowl America, Inc., Class A	120	1,146
	Boyd Gaming Corp.	1,076	25,469
	Brunswick Corp.	466	31,213
#	Buckle, Inc. (The)	7,588	121,636
*	Build-A-Bear Workshop, Inc.	7,383	17,424
	Caleres, Inc.	10,825	68,306
	Callaway Golf Co.	23,049	439,083
*	Capri Holdings, Ltd.	21,328	319,493
	Carriage Services, Inc.	4,980	110,108
*	Carrols Restaurant Group, Inc.	10,381	63,739
	Cato Corp. (The), Class A	9,508	68,363
*	Cavco Industries, Inc.	1,774	355,385
*	Century Communities, Inc.	9,255	329,663
#	Cheesecake Factory, Inc. (The)	6,933	166,392
	Chico's FAS, Inc.	38,362	48,720
*	Chuy's Holdings, Inc.	5,400	85,914
	Citi Trends, Inc.	3,808	65,574
	Clarus Corp.	2,609	31,256
*	Conn's, Inc.	7,013	69,849
#*	Container Store Group, Inc. (The)	15,882	54,793
	Cooper Tire & Rubber Co.	17,830	553,800
*	Cooper-Standard Holdings, Inc.	4,264	45,667
	Core-Mark Holding Co., Inc.	6,854	181,768
	Crown Crafts, Inc.	1,600	7,504
	Culp, Inc.	4,293	47,652
	Dana, Inc.	41,668	476,265
*	Del Taco Restaurants, Inc.	13,090	100,138
*	Delta Apparel, Inc.	2,240	31,539

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Designer Brands, Inc., Class A	18,748	$110,801
	Dick's Sporting Goods, Inc.	16,299	743,560
#	Dillard's, Inc., Class A	7,236	170,408
#	Dine Brands Global, Inc.	792	35,981
*	Dixie Group, Inc. (The)	3,300	3,465
	Dover Motorsports, Inc.	3,360	4,771
*	El Pollo Loco Holdings, Inc.	8,560	169,146
	Escalade, Inc.	794	12,188
	Ethan Allen Interiors, Inc.	8,993	106,477
#*	Express, Inc.	26,099	26,360
	Extended Stay America, Inc.	28,083	320,427
*	Fiesta Restaurant Group, Inc.	14,226	92,184
	Flexsteel Industries, Inc.	4,134	65,193
	Foot Locker, Inc.	30,299	890,488
#*	Fossil Group, Inc.	15,942	52,768
*	Francesca's Holdings Corp.	682	3,785
#*	Funko, Inc., Class A	1,944	10,770
#*	GameStop Corp., Class A	21,614	86,672
	Gap, Inc. (The)	13,706	183,249
*	Genesco, Inc.	5,677	88,277
	Gentex Corp.	13,650	368,413
*	Gentherm, Inc.	5,780	224,091
*	G-III Apparel Group, Ltd.	11,226	111,025
	Goodyear Tire & Rubber Co. (The)	80,639	726,557
	Graham Holdings Co., Class B	1,254	499,556
*	Green Brick Partners, Inc.	8,970	123,786
	Group 1 Automotive, Inc.	4,736	397,919
	Guess?, Inc.	21,305	220,294
	Harley-Davidson, Inc.	25,103	653,431
	Haverty Furniture Cos., Inc.	7,037	100,066
#*	Hibbett Sports, Inc.	6,411	148,671
	Hooker Furniture Corp.	3,523	75,392
*	Horizon Global Corp.	2,583	10,616
*	Houghton Mifflin Harcourt Co.	32,377	95,836
*	Hudson, Ltd., Class A	798	3,495
#	International Game Technology P.L.C.	38,236	377,007
#*	iRobot Corp.	500	36,345
*	J Alexander's Holdings, Inc.	3,615	14,532
	Johnson Outdoors, Inc., Class A	2,148	188,079
*	K12, Inc.	11,866	543,344
	KB Home	22,037	741,325
	Kohl's Corp.	30,575	582,148
#*	Lakeland Industries, Inc.	3,668	86,785
*	Lands' End, Inc.	5,775	49,781
*	Laureate Education, Inc., Class A	12,033	152,578
	La-Z-Boy, Inc.	11,360	323,306
	LCI Industries	1,917	241,159
	Lear Corp.	11,035	1,218,043
*	LGI Homes, Inc.	3,096	353,285
	Lifetime Brands, Inc.	3,891	27,432
*	Lincoln Educational Services Corp.	5,134	27,005
*	Liquidity Services, Inc.	8,718	44,898
#	Lithia Motors, Inc., Class A	5,099	1,168,436
*	Luby's, Inc.	7,944	9,056
*	M/I Homes, Inc.	5,985	249,156
#	Macy's, Inc.	83,421	505,531
#*	Magnite, Inc.	6,458	38,780
*	Malibu Boats, Inc., Class A	3,187	187,332
*	MarineMax, Inc.	6,458	179,145

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Marriott Vacations Worldwide Corp.	9,070	$767,866
*	MasterCraft Boat Holdings, Inc.	7,400	153,180
	MDC Holdings, Inc.	16,509	740,098
»	Media General, Inc.	11,816	1,108
*	Meritage Homes Corp.	9,811	973,055
*	Modine Manufacturing Co.	22,685	123,406
*	Mohawk Industries, Inc.	18,326	1,463,331
*	Monarch Casino & Resort, Inc.	777	28,120
	Monro, Inc.	4,434	249,634
#*	Motorcar Parts of America, Inc.	7,253	120,726
	Movado Group, Inc.	3,197	30,819
*	National Vision Holdings, Inc.	401	12,828
*	Nautilus, Inc.	3,186	33,230
*	New Home Co., Inc. (The)	4,689	16,224
*	Norwegian Cruise Line Holdings, Ltd.	25,664	350,057
	ODP Corp. (The)	14,031	309,664
	Oxford Industries, Inc.	2,842	122,035
#	Penske Automotive Group, Inc.	21,101	945,747
*	Perdoceo Education Corp.	10,917	157,205
*	Playa Hotels & Resorts NV	16,795	60,966
*	PlayAGS, Inc.	1,300	4,394
*	Potbelly Corp.	8,499	29,747
	PVH Corp.	15,182	738,756
*	Qurate Retail, Inc., Class A	95,930	1,046,596
	Ralph Lauren Corp.	8,867	632,217
	RCI Hospitality Holdings, Inc.	2,105	25,428
*	Red Lion Hotels Corp.	7,678	18,043
#*	Red Robin Gourmet Burgers, Inc.	5,269	46,051
#*	Regis Corp.	8,713	66,916
	Rent-A-Center, Inc.	3,681	106,455
	Rocky Brands, Inc.	1,900	43,225
*	Select Interior Concepts, Inc., Class A	4,036	18,888
*	Shiloh Industries, Inc.	9,263	13,153
	Shoe Carnival, Inc.	4,998	122,701
#	Signet Jewelers, Ltd.	17,468	187,606
*	Skyline Champion Corp.	5,568	157,185
*	Smith & Wesson Brands, Inc.	12,886	307,847
	Sonic Automotive, Inc., Class A	9,081	346,168
*	Sportsman's Warehouse Holdings, Inc.	2,400	38,616
*	Stamps.com, Inc.	1,504	391,461
	Standard Motor Products, Inc.	5,448	247,775
	Steven Madden, Ltd.	11,267	238,635
*	Stoneridge, Inc.	6,084	126,060
	Strattec Security Corp.	1,214	26,235
	Superior Group of Cos, Inc.	3,172	61,061
*	Tandy Leather Factory, Inc.	2,694	8,459
	Tapestry, Inc.	28,696	383,379
*	Taylor Morrison Home Corp.	31,219	732,086
#*	Tenneco, Inc., Class A	9,647	71,484
	Thor Industries, Inc.	4,376	498,820
	Tilly's, Inc., Class A	10,706	64,343
	Toll Brothers, Inc.	43,252	1,652,226
*	TopBuild Corp.	6,606	871,464
*	TravelCenters of America, Inc.	3,204	44,792
*	TRI Pointe Group, Inc.	44,693	747,267
*	Unifi, Inc.	6,960	83,242
*	Universal Electronics, Inc.	3,109	143,232
*	Universal Technical Institute, Inc.	1,400	10,402
*	Urban Outfitters, Inc.	29,491	487,781

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vera Bradley, Inc.	11,647	$51,072
*	Vista Outdoor, Inc.	22,419	384,486
*	VOXX International Corp.	9,507	61,986
	Weyco Group, Inc.	2,729	50,268
	Whirlpool Corp.	3,227	526,388
	Winnebago Industries, Inc.	7,482	451,988
	Wolverine World Wide, Inc.	12,777	307,159
*	ZAGG, Inc.	16,870	48,080
*	Zovio, Inc.	7,465	29,412
*	Zumiez, Inc.	9,329	215,500
TOTAL CONSUMER DISCRETIONARY			47,384,468
CONSUMER STAPLES — (4.1%)
	Alico, Inc.	1,845	55,682
	Andersons, Inc. (The)	11,381	161,838
#	B&G Foods, Inc.	4,873	140,878
	Bunge, Ltd.	19,703	855,898
*	Cal-Maine Foods, Inc.	4,626	203,290
*	Central Garden & Pet Co.	2,954	111,838
*	Central Garden & Pet Co., Class A	9,405	325,883
*	Chefs' Warehouse, Inc. (The)	5,760	66,413
	Coty, Inc., Class A	1,841	6,830
*	Craft Brew Alliance, Inc.	6,674	98,842
*	Darling Ingredients, Inc.	40,132	1,120,887
*	Edgewell Personal Care Co.	13,336	398,613
*	Farmer Bros Co.	7,728	38,485
	Fresh Del Monte Produce, Inc.	10,493	236,932
#*	Hain Celestial Group, Inc. (The)	8,506	289,034
*	Hostess Brands, Inc.	22,933	290,790
	Ingles Markets, Inc., Class A	4,679	188,330
	Ingredion, Inc.	15,800	1,366,700
	J&J Snack Foods Corp.	588	72,400
*	Landec Corp.	11,351	107,153
	Limoneira Co.	2,183	29,427
	Mannatech, Inc.	682	11,458
#	MGP Ingredients, Inc.	2,440	88,499
*	Natural Alternatives International, Inc.	1,808	12,313
	Natural Grocers by Vitamin Cottage, Inc.	7,594	120,213
*	Nature's Sunshine Products, Inc.	2,068	19,667
	Nu Skin Enterprises, Inc., Class A	9,557	428,631
#	Ocean Bio-Chem, Inc.	2,771	44,364
	Oil-Dri Corp. of America	882	30,667
*	Performance Food Group Co.	3,623	101,516
*	Pilgrim's Pride Corp.	18,273	280,491
*	Post Holdings, Inc.	16,084	1,427,294
	PriceSmart, Inc.	6,435	420,656
#*	Rite Aid Corp.	1,011	15,327
	Sanderson Farms, Inc.	4,750	529,601
	Seaboard Corp.	125	337,906
*	Seneca Foods Corp., Class A	2,614	102,417
*	Simply Good Foods Co. (The)	7,577	182,151
	SpartanNash Co.	9,555	200,894
	Spectrum Brands Holdings, Inc.	6,091	329,889
	Tootsie Roll Industries, Inc.	917	29,069
*	TreeHouse Foods, Inc.	8,212	359,850
*	United Natural Foods, Inc.	20,667	410,240
	Universal Corp.	6,117	257,893
*	US Foods Holding Corp.	40,057	813,157
	Village Super Market, Inc., Class A	3,800	95,950

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	9,210	$458,842
TOTAL CONSUMER STAPLES			13,275,098
ENERGY — (6.5%)
	Adams Resources & Energy, Inc.	489	10,352
#*	Antero Resources Corp.	86,457	255,913
	Apache Corp.	35,805	549,607
	Arch Resources, Inc.	5,179	160,653
	Archrock, Inc.	48,520	323,143
	Ardmore Shipping Corp.	14,641	60,175
	Berry Corp.	20,668	97,243
*	Bonanza Creek Energy, Inc.	5,571	101,336
*	Bristow Group, Inc.	3,077	49,263
#*	Callon Petroleum Co.	74,207	84,596
#*	Centennial Resource Development, Inc., Class A	49,831	39,232
*	ChampionX Corp.	10,044	95,518
	Cimarex Energy Co.	22,260	544,480
*	Clean Energy Fuels Corp.	47,807	113,781
*	CNX Resources Corp.	59,883	577,871
*	CONSOL Energy, Inc.	9,372	55,107
#*	Contango Oil & Gas Co.	5,005	8,909
#	Continental Resources, Inc.	9,141	158,048
	CVR Energy, Inc.	5,339	102,509
*	Dawson Geophysical Co.	8,749	15,748
	Delek US Holdings, Inc.	21,267	371,747
*	Denbury Resources, Inc.	65,691	1,675
	Devon Energy Corp.	93,237	978,056
	DHT Holdings, Inc.	53,915	306,237
	Diamondback Energy, Inc.	8,300	330,838
	DMC Global, Inc.	2,584	75,918
*	Dorian LPG, Ltd.	15,692	134,010
#*	Dril-Quip, Inc.	10,838	360,797
#*	Earthstone Energy, Inc., Class A	16,314	42,906
#	EnLink Midstream LLC	86,227	211,256
	EQT Corp.	58,096	843,554
	Evolution Petroleum Corp.	5,100	13,362
*	Exterran Corp.	10,215	50,769
*	Frank's International NV	37,420	85,318
#	GasLog, Ltd.	10,916	31,875
*	Geospace Technologies Corp.	4,922	37,161
*	Green Plains, Inc.	11,208	144,919
*	Gulf Island Fabrication, Inc.	6,655	19,699
#*	Gulfport Energy Corp.	44,379	44,823
*	Helix Energy Solutions Group, Inc.	46,931	196,641
	Helmerich & Payne, Inc.	22,486	400,925
#*	HighPoint Resources Corp.	36,033	13,022
	HollyFrontier Corp.	42,595	1,171,362
*	Independence Contract Drilling, Inc.	257	861
	International Seaways, Inc.	7,988	137,953
*	KLX Energy Services Holdings, Inc.	972	9,714
	Kosmos Energy, Ltd.	52,843	85,077
*	Laredo Petroleum, Inc.	3,898	59,094
#	Liberty Oilfield Services, Inc., Class A	11,778	66,546
*	Mammoth Energy Services, Inc.	2,793	3,882
	Marathon Oil Corp.	141,613	777,455
#*	Matador Resources Co.	28,737	249,437
*	Matrix Service Co.	8,891	77,841
#*	Montage Resources Corp.	11,346	48,674
#	Murphy Oil Corp.	44,623	589,470

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Nabors Industries, Ltd.	2,457	$104,201
	NACCO Industries, Inc., Class A	443	9,675
	National Oilwell Varco, Inc.	65,436	753,168
*	Natural Gas Services Group, Inc.	4,280	27,306
*	Newpark Resources, Inc.	32,430	61,293
*	NexTier Oilfield Solutions, Inc.	54,146	136,448
#*	Nine Energy Service, Inc.	2,953	5,493
	Noble Energy, Inc.	31,480	314,485
#	Nordic American Tankers, Ltd.	31,404	142,888
*	Northern Oil and Gas, Inc.	10,305	8,259
#*	Oasis Petroleum, Inc.	55,405	35,459
*	Oceaneering International, Inc.	26,166	147,053
*	Oil States International, Inc.	26,031	116,619
*	Overseas Shipholding Group, Inc., Class A	25,245	58,316
	Panhandle Oil and Gas, Inc., Class A	2,090	4,598
*	Par Pacific Holdings, Inc.	8,812	65,297
	Parsley Energy, Inc., Class A	81,005	889,435
	Patterson-UTI Energy, Inc.	46,204	179,040
	PBF Energy, Inc., Class A	30,503	264,766
*	PDC Energy, Inc.	34,099	486,252
	Peabody Energy Corp.	21,777	67,944
*	Penn Virginia Corp.	2,427	24,052
*	ProPetro Holding Corp.	30,643	164,553
	QEP Resources, Inc.	52,643	77,385
	Range Resources Corp.	83,134	537,046
#*	Renewable Energy Group, Inc.	15,040	414,803
*	REX American Resources Corp.	1,614	109,994
#*	RPC, Inc.	32,474	96,448
*	SandRidge Energy, Inc.	13,033	16,943
	Scorpio Tankers, Inc.	16,264	215,010
*	SEACOR Holdings, Inc.	4,510	131,151
*	SEACOR Marine Holdings, Inc.	6,515	16,027
*	Select Energy Services, Inc., Class A	15,682	69,628
	SFL Corp., Ltd.	26,132	217,157
*	SilverBow Resources, Inc.	1,342	4,791
	SM Energy Co.	36,523	107,743
*	Smart Sand, Inc.	3,473	4,063
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	77,580
*	Southwestern Energy Co.	182,097	442,496
*	Talos Energy, Inc.	13,881	94,530
	Targa Resources Corp.	10,860	198,521
	TechnipFMC P.L.C.	91,273	732,922
*	Teekay Corp.	400	952
#*	Teekay Tankers, Ltd., Class A	7,583	113,517
*	TETRA Technologies, Inc.	36,854	24,806
*	Tidewater, Inc.	13,379	83,217
#*	Transocean, Ltd.	86,442	176,342
#	US Silica Holdings, Inc.	31,801	112,258
	World Fuel Services Corp.	16,996	399,916
*	WPX Energy, Inc.	126,898	757,581
TOTAL ENERGY			20,675,785
FINANCIALS — (23.1%)
	1st Constitution Bancorp	713	8,813
	1st Source Corp.	6,479	214,584
	ACNB Corp.	539	11,103
	Affiliated Managers Group, Inc.	177	12,176
	Allegiance Bancshares, Inc.	5,718	139,462
	Ally Financial, Inc.	102,841	2,067,104

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Altabancorp	3,926	$73,612
*	Ambac Financial Group, Inc.	11,213	143,526
	American Equity Investment Life Holding Co.	29,015	738,432
	American Financial Group, Inc.	2,307	140,196
	American National Bankshares, Inc.	2,249	49,388
	American National Group, Inc.	5,111	376,425
	American River Bankshares	776	7,620
	Ameris Bancorp	17,307	399,359
	AmeriServ Financial, Inc.	6,300	18,081
	Argo Group International Holdings, Ltd.	7,298	244,556
	Arrow Financial Corp.	3,396	92,711
	Associated Banc-Corp	50,399	647,123
	Assured Guaranty, Ltd.	28,997	633,004
*	Asta Funding, Inc.	202	2,620
*	Athene Holding, Ltd., Class A	51,792	1,670,292
*	Atlantic Capital Bancshares, Inc.	4,546	45,460
	Atlantic Union Bankshares Corp.	19,989	451,152
	Auburn National BanCorp, Inc.	44	2,002
	Axis Capital Holdings, Ltd.	20,107	806,693
*	Axos Financial, Inc.	9,859	220,940
	Banc of California, Inc.	21,475	230,212
	BancFirst Corp.	1,387	60,418
*	Bancorp, Inc. (The)	24,087	227,140
	BancorpSouth Bank	17,784	372,219
	Bank of Commerce Holdings	2,233	16,859
	Bank of Marin Bancorp	2,890	90,775
	Bank of NT Butterfield & Son, Ltd. (The)	4,989	129,864
	Bank OZK	30,057	722,871
	BankFinancial Corp.	4,311	31,427
	BankUnited, Inc.	20,666	416,213
	Banner Corp.	10,124	358,693
	Bar Harbor Bankshares	3,474	69,063
*	Baycom Corp.	877	9,016
	BCB Bancorp, Inc.	3,706	29,833
	Berkshire Hills Bancorp, Inc.	15,008	149,480
*	Blucora, Inc.	14,134	166,640
#	BOK Financial Corp.	6,433	358,318
	Boston Private Financial Holdings, Inc.	24,839	146,178
	Bridge Bancorp, Inc.	4,634	83,829
*	Bridgewater Bancshares, Inc.	887	8,240
*	Brighthouse Financial, Inc.	9,780	277,165
	Brookline Bancorp, Inc.	21,489	206,187
	Bryn Mawr Bank Corp.	5,025	130,851
	Byline Bancorp, Inc.	7,180	93,053
	C&F Financial Corp.	703	20,633
	Cadence BanCorp	32,723	255,567
»	Calamos Asset Management, Inc., Class A	5,477	0
	California First National Bancorp	1,000	15,445
	Camden National Corp.	4,436	140,577
*	Cannae Holdings, Inc.	8,150	307,092
	Capital City Bank Group, Inc.	6,330	119,194
	Capitol Federal Financial, Inc.	33,839	326,546
	Capstar Financial Holdings, Inc.	3,100	31,465
	Cathay General Bancorp	21,800	527,124
	CBTX, Inc.	874	13,800
	Central Pacific Financial Corp.	6,301	98,044
	Central Valley Community Bancorp	2,514	33,034
	Century Bancorp, Inc., Class A	634	44,152
	Chemung Financial Corp.	665	17,962

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CIT Group, Inc.	23,242	$440,901
	Citizens & Northern Corp.	1,038	18,373
	Citizens Community Bancorp, Inc.	2,054	13,597
	Citizens Holding Co.	171	3,687
	City Holding Co.	666	41,598
	Civista Bancshares, Inc.	3,746	49,185
	CNB Financial Corp.	3,635	59,360
	CNO Financial Group, Inc.	28,026	423,193
	Codorus Valley Bancorp, Inc.	1,078	12,666
	Columbia Banking System, Inc.	13,953	403,660
	Comerica, Inc.	27,606	1,063,383
	Community Bankers Trust Corp.	2,739	14,133
	Community Trust Bancorp, Inc.	4,289	131,286
	ConnectOne Bancorp, Inc.	11,982	165,232
*	Consumer Portfolio Services, Inc.	5,621	18,381
	Cowen, Inc., Class A	9,884	162,789
*	Customers Bancorp, Inc.	17,628	208,892
	CVB Financial Corp.	4,420	79,869
	Dime Community Bancshares, Inc.	14,998	176,151
	Donegal Group, Inc., Class A	7,034	98,335
	Donegal Group, Inc., Class B	592	7,063
*	Donnelley Financial Solutions, Inc.	20,106	173,917
	Eagle Bancorp, Inc.	7,739	232,789
	East West Bancorp, Inc.	1,861	64,502
	Employers Holdings, Inc.	9,698	315,379
*	Encore Capital Group, Inc.	8,845	323,108
*	Enova International, Inc.	8,743	140,675
*	Enstar Group, Ltd.	1,264	212,289
	Enterprise Bancorp, Inc.	673	14,469
	Enterprise Financial Services Corp.	4,051	117,722
*	Equity Bancshares, Inc., Class A	4,250	60,095
	ESSA Bancorp, Inc.	1,308	16,481
	Essent Group, Ltd.	112	4,013
*	EZCORP, Inc., Class A	30,858	176,508
	Farmers National Banc Corp.	6,114	66,092
	FB Financial Corp.	2,371	60,247
	FBL Financial Group, Inc., Class A	6,618	230,174
	Federal Agricultural Mortgage Corp., Class C	2,141	127,411
	FedNat Holding Co.	7,359	68,880
	Financial Institutions, Inc.	6,494	95,916
	First American Financial Corp.	1,094	55,805
	First Bancorp	5,387	111,295
	First BanCorp	55,624	302,595
	First Bancorp, Inc. (The)	1,809	36,433
	First Bancshares, Inc. (The)	2,510	49,974
	First Bank	1,860	12,146
	First Busey Corp.	15,912	272,095
	First Business Financial Services, Inc.	600	8,922
	First Commonwealth Financial Corp.	23,663	186,228
	First Community Bancshares, Inc.	6,410	125,380
	First Financial Bancorp	27,539	383,205
	First Financial Corp.	2,966	99,153
	First Financial Northwest, Inc.	2,949	26,836
	First Foundation, Inc.	9,990	153,546
#	First Hawaiian, Inc.	8,484	147,452
	First Horizon National Corp.	122,999	1,140,201
	First Internet Bancorp	3,365	49,297
	First Interstate BancSystem, Inc., Class A	8,864	258,031
	First Merchants Corp.	11,796	288,176

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Mid Bancshares, Inc.	3,669	$89,560
	First Midwest Bancorp, Inc.	27,485	333,530
	First Northwest Bancorp	1,905	19,526
	First of Long Island Corp. (The)	5,376	80,156
	Flagstar Bancorp, Inc.	16,366	513,565
	Flushing Financial Corp.	9,511	105,382
	FNB Corp.	70,804	524,658
	Franklin Financial Network, Inc.	4,064	107,290
	FS Bancorp, Inc.	645	24,510
	Fulton Financial Corp.	37,399	362,770
*	Genworth Financial, Inc., Class A	77,912	158,940
	German American Bancorp, Inc.	3,358	95,502
	Global Indemnity, Ltd.	4,049	92,520
	Great Southern Bancorp, Inc.	4,483	161,702
	Great Western Bancorp, Inc.	17,188	223,444
#*	Greenlight Capital Re, Ltd., Class A	16,535	106,816
	Guaranty Bancshares, Inc.	1,007	27,290
	Guaranty Federal Bancshares, Inc.	100	1,476
*	Hallmark Financial Services, Inc.	5,065	14,385
	Hancock Whitney Corp.	20,757	395,628
	Hanmi Financial Corp.	14,312	132,100
*	HarborOne Bancrop, Inc.	10,175	88,115
	Heartland Financial USA, Inc.	7,770	242,735
	Heritage Commerce Corp.	28,037	190,091
	Heritage Financial Corp.	8,641	163,445
	Heritage Insurance Holdings, Inc.	9,719	115,365
	Hilltop Holdings, Inc.	21,057	409,980
*	HMN Financial, Inc.	750	10,500
	Home Bancorp, Inc.	1,226	28,664
	Home BancShares, Inc.	6,564	107,190
	HomeStreet, Inc.	6,669	176,328
	HomeTrust Bancshares, Inc.	4,946	71,321
	Hope Bancorp, Inc.	36,109	304,399
	Horace Mann Educators Corp.	9,687	364,037
	Horizon Bancorp, Inc.	11,865	119,955
*	Howard Bancorp, Inc.	1,177	11,193
	Independence Holding Co.	5,187	171,482
	Independent Bank Corp.	5,387	347,569
	Independent Bank Corp.	3,881	54,198
	Independent Bank Group, Inc.	11,983	526,413
	International Bancshares Corp.	19,438	591,304
	Invesco, Ltd.	98,478	988,719
	Investors Bancorp, Inc.	74,414	604,242
	Investors Title Co.	125	14,385
	James River Group Holdings, Ltd.	2,204	102,089
	Janus Henderson Group P.L.C.	43,358	905,749
	Jefferies Financial Group, Inc.	37,691	610,594
	Kearny Financial Corp.	27,645	222,266
	Kentucky First Federal Bancorp	120	721
	Kingstone Cos., Inc.	2,182	11,783
	Lakeland Bancorp, Inc.	13,283	135,221
	Landmark Bancorp, Inc.	225	4,635
	LCNB Corp.	950	11,894
	Legg Mason, Inc.	18,738	936,713
*	LendingClub Corp.	10,144	52,952
	Lincoln National Corp.	12,705	473,515
	Live Oak Bancshares, Inc.	5,575	94,831
	Luther Burbank Corp.	2,020	19,331
	Macatawa Bank Corp.	8,982	64,670

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Mackinac Financial Corp.	1,448	$13,177
*	Maiden Holdings, Ltd.	33,780	47,630
*	Malvern Bancorp, Inc.	496	5,992
	Marlin Business Services Corp.	3,590	26,351
*	MBIA, Inc.	26,055	208,701
	Mercantile Bank Corp.	5,579	118,777
	Merchants Bancorp	3,956	72,909
	Mercury General Corp.	293	12,573
	Meridian Bancorp, Inc.	15,051	171,657
	Meta Financial Group, Inc.	6,039	112,688
*	Metropolitan Bank Holding Corp.	570	16,861
	MGIC Investment Corp.	1,576	13,034
	Midland States Bancorp, Inc.	6,054	85,301
	MidWestOne Financial Group, Inc.	3,303	59,718
*	Mr Cooper Group, Inc.	17,011	277,790
	National Bank Holdings Corp., Class A	7,326	203,516
	National General Holdings Corp.	22,010	748,120
	National Western Life Group, Inc., Class A	1,038	202,192
	Navient Corp.	66,562	529,834
	NBT Bancorp, Inc.	8,450	251,725
	Nelnet, Inc., Class A	8,979	520,782
	New York Community Bancorp, Inc.	113,503	1,195,187
»	NewStar Financial, Inc.	13,529	1,375
*	NI Holdings, Inc.	966	15,920
*	Nicholas Financial, Inc.	1,554	12,681
*	Nicolet Bankshares, Inc.	1,492	83,582
*	NMI Holdings, Inc., Class A	6,183	95,960
*	Northeast Bank	2,166	41,241
	Northfield Bancorp, Inc.	17,866	171,692
	Northrim BanCorp, Inc.	1,773	40,814
	Northwest Bancshares, Inc.	28,118	276,962
	Norwood Financial Corp.	66	1,599
	OceanFirst Financial Corp.	11,285	172,886
*	Ocwen Financial Corp.	15,331	18,244
	OFG Bancorp	15,064	197,037
	Ohio Valley Banc Corp.	197	3,881
	Old National Bancorp	39,933	558,663
	Old Republic International Corp.	53,911	866,350
	Old Second Bancorp, Inc.	11,322	94,199
	OneMain Holdings, Inc.	30,576	877,531
	Oppenheimer Holdings, Inc., Class A	5,626	119,215
	Orrstown Financial Services, Inc.	899	12,226
	Pacific Premier Bancorp, Inc.	27,903	586,242
	PacWest Bancorp	30,208	552,051
	Park National Corp.	1,532	131,384
	Parke Bancorp, Inc.	1,544	18,049
	Patriot National Bancorp, Inc.	60	354
	PCSB Financial Corp.	1,576	17,525
	Peapack-Gladstone Financial Corp.	10,952	178,299
	Penns Woods Bancorp, Inc.	1,099	22,200
	Pennymac Financial Services, Inc.	7,464	360,213
	Peoples Bancorp, Inc.	10,398	208,688
	People's United Financial, Inc.	106,113	1,144,959
	Pinnacle Financial Partners, Inc.	17,600	697,312
	Piper Sandler Cos.	1,196	74,044
	Popular, Inc.	24,047	892,384
#*	PRA Group, Inc.	9,719	384,484
	Preferred Bank	5,739	213,778
	Premier Financial Bancorp, Inc.	2,767	29,330

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Premier Financial Corp.	11,878	$210,003
	ProAssurance Corp.	11,602	170,549
	Prosperity Bancshares, Inc.	3,704	205,794
	Protective Insurance Corp., Class B	4,384	56,115
	Provident Financial Holdings, Inc.	3,183	38,833
	Provident Financial Services, Inc.	15,607	213,036
	Prudential Bancorp, Inc.	1,535	17,192
	QCR Holdings, Inc.	3,381	101,024
	Radian Group, Inc.	21,263	317,244
	RBB Bancorp	3,485	44,608
*	Regional Management Corp.	4,234	64,314
	Reinsurance Group of America, Inc.	12,110	1,032,377
	Renasant Corp.	17,308	402,065
	Republic Bancorp, Inc., Class A	3,411	103,080
*	Republic First Bancorp, Inc.	9,301	21,671
	Riverview Bancorp, Inc.	6,235	30,427
	S&T Bancorp, Inc.	8,689	186,813
	Safety Insurance Group, Inc.	2,249	170,182
	Sandy Spring Bancorp, Inc.	10,030	231,894
	Santander Consumer USA Holdings, Inc.	61,307	1,125,597
*	Seacoast Banking Corp. of Florida	9,234	174,338
	Shore Bancshares, Inc.	3,076	28,515
	Sierra Bancorp	3,798	66,769
	Simmons First National Corp., Class A	26,028	431,805
	SLM Corp.	21,147	143,165
	SmartFinancial, Inc.	2,692	38,388
	South State Corp.	15,894	757,508
*	Southern First Bancshares, Inc.	1,037	25,303
	Southern Missouri Bancorp, Inc.	606	13,217
	Southern National Bancorp of Virginia, Inc.	6,991	58,864
	Southside Bancshares, Inc.	3,885	107,614
	State Auto Financial Corp.	10,309	159,893
	Sterling Bancorp	50,266	565,492
	Sterling Bancorp, Inc.	2,736	8,345
	Stewart Information Services Corp.	5,917	248,218
	Stifel Financial Corp.	10,859	526,444
*	StoneX Group, Inc.	4,967	260,668
	Synovus Financial Corp.	11,011	221,872
	TCF Financial Corp.	32,976	906,510
	Territorial Bancorp, Inc.	4,012	88,144
*	Texas Capital Bancshares, Inc.	12,258	407,211
*	Third Point Reinsurance, Ltd.	29,538	230,101
	Timberland Bancorp, Inc.	1,540	25,656
	Tiptree, Inc.	7,900	39,895
	Tompkins Financial Corp.	100	6,453
	Towne Bank	11,084	195,522
	TriCo Bancshares	5,196	145,488
*	TriState Capital Holdings, Inc.	13,113	173,747
*	Triumph Bancorp, Inc.	5,665	148,423
	TrustCo Bank Corp. NY	24,011	139,024
	Trustmark Corp.	19,644	442,383
	UMB Financial Corp.	1,573	78,335
	Umpqua Holdings Corp.	54,549	591,857
*	Unico American Corp.	1,400	6,643
	United Bankshares, Inc.	28,521	750,673
	United Community Banks, Inc.	14,166	253,996
	United Fire Group, Inc.	6,071	154,021
	Unity Bancorp, Inc.	1,368	17,114
	Universal Insurance Holdings, Inc.	3,222	56,417

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Univest Financial Corp.	11,975	$183,098
	Unum Group	51,109	880,608
	Valley National Bancorp	91,394	682,713
	Veritex Holdings, Inc.	3,100	51,832
	Virtus Investment Partners, Inc.	1,697	230,656
	Voya Financial, Inc.	30,491	1,506,255
#	Waddell & Reed Financial, Inc., Class A	18,685	272,614
	Walker & Dunlop, Inc.	5,000	252,050
	Washington Federal, Inc.	13,458	314,110
	Washington Trust Bancorp, Inc.	2,415	80,516
	Waterstone Financial, Inc.	9,518	145,435
	Webster Financial Corp.	2,560	69,811
	WesBanco, Inc.	20,414	404,810
	West BanCorp, Inc.	1,326	21,760
	Western New England Bancorp, Inc.	12,440	62,698
	Westwood Holdings Group, Inc.	1,679	19,073
	White Mountains Insurance Group, Ltd.	525	462,068
	Wintrust Financial Corp.	9,277	397,056
#*	World Acceptance Corp.	1,819	135,152
	WSFS Financial Corp.	14,978	427,322
	Zions Bancorp NA	43,995	1,428,518
TOTAL FINANCIALS			73,803,001
HEALTH CARE — (5.1%)
*	Acadia Healthcare Co., Inc.	27,203	810,921
»	Achillion Pharmaceuticals, Inc.	70,786	32,562
*	Addus HomeCare Corp.	3,230	311,404
*	Akebia Therapeutics, Inc.	7,396	82,613
*	Allscripts Healthcare Solutions, Inc.	53,395	480,555
#*	AMAG Pharmaceuticals, Inc.	10,082	96,334
*	American Shared Hospital Services	400	808
*	Amphastar Pharmaceuticals, Inc.	6,115	122,422
*	AnaptysBio, Inc.	7,072	127,013
*	AngioDynamics, Inc.	12,603	104,101
*	ANI Pharmaceuticals, Inc.	271	8,024
*	Anika Therapeutics, Inc.	5,314	193,430
*	Applied Genetic Technologies Corp.	6,317	33,354
*	Arena Pharmaceuticals, Inc.	5,090	312,475
*	Assertio Holdings, Inc.	14,644	13,188
*	Avanos Medical, Inc.	8,450	259,161
*	Brookdale Senior Living, Inc.	50,258	139,215
*	Catalyst Biosciences, Inc.	5,400	27,594
*	Chimerix, Inc.	20,509	63,783
*	Community Health Systems, Inc.	17,477	87,035
	Computer Programs and Systems, Inc.	3,104	76,607
*	Concert Pharmaceuticals, Inc.	4,952	45,905
	CONMED Corp.	3,405	281,049
#*	Covetrus, Inc.	22,216	492,307
*	Cross Country Healthcare, Inc.	9,073	58,838
#»	Curative Health Services, Inc.	1,058	0
*	Cymabay Therapeutics, Inc.	559	1,984
*	DaVita, Inc.	10,968	958,494
*	Digirad Corp.	700	1,960
*	Emergent BioSolutions, Inc.	940	104,566
*	Enanta Pharmaceuticals, Inc.	2,429	111,370
*	Endo International P.L.C.	6,169	21,468
#*	Evolent Health, Inc., Class A	28,850	336,102
*	Five Prime Therapeutics, Inc.	11,846	69,891
#*	Five Star Senior Living, Inc.	11,501	52,215

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	FONAR Corp.	2,833	$69,748
*	GlycoMimetics, Inc.	5,903	23,258
*	Harvard Bioscience, Inc.	11,180	34,770
*	HealthStream, Inc.	6,405	140,622
*	HMS Holdings Corp.	1,892	61,490
*	Inogen, Inc.	1,405	43,133
*	Integer Holdings Corp.	8,618	566,806
	Invacare Corp.	14,077	99,102
*	Jazz Pharmaceuticals P.L.C.	3,231	349,756
*	Jounce Therapeutics, Inc.	8,816	40,377
	Kewaunee Scientific Corp.	637	6,064
*	LHC Group, Inc.	5,567	1,086,177
	Luminex Corp.	8,320	302,848
*	Magellan Health, Inc.	6,467	479,657
#*	Mallinckrodt P.L.C.	20,849	46,493
*»	MedCath Corp.	5,455	0
*	MEDNAX, Inc.	19,121	382,038
*	Medpace Holdings, Inc.	800	95,480
*	Meridian Bioscience, Inc.	7,689	188,304
*	Merit Medical Systems, Inc.	6,144	274,760
#	Merrimack Pharmaceuticals, Inc.	4,010	13,313
*	Mylan NV	12,800	206,208
*	Myriad Genetics, Inc.	16,080	194,086
	National HealthCare Corp.	2,869	170,189
*	NextGen Healthcare, Inc.	6,717	98,203
#*	OPKO Health, Inc.	6,138	31,611
*	OraSure Technologies, Inc.	18,117	328,824
*	Orthofix Medical, Inc.	2,041	62,679
*	Otonomy, Inc.	2,619	9,193
	Owens & Minor, Inc.	30,425	489,234
	Patterson Cos., Inc.	21,976	583,683
*	PDL BioPharma, Inc.	40,768	129,642
	Perrigo Co. P.L.C.	16,022	849,486
*	Premier, Inc., Class A	12,778	446,847
*	Prestige Consumer Healthcare, Inc.	10,361	385,326
*	Prothena Corp. P.L.C.	7,716	94,444
*	Providence Service Corp. (The)	3,206	259,718
*	Savara, Inc.	6,066	12,071
*	Select Medical Holdings Corp.	33,657	640,829
*	Spectrum Pharmaceuticals, Inc.	13,902	41,567
*	Supernus Pharmaceuticals, Inc.	12,230	272,301
*	Surgalign Holdings, Inc.	24,063	67,617
*	Surgery Partners, Inc.	10,937	167,008
*	Synlogic, Inc.	7,427	16,785
*	Taro Pharmaceutical Industries, Ltd.	1,010	65,660
#*	Triple-S Management Corp., Class B	5,862	114,075
*	Vanda Pharmaceuticals, Inc.	4,092	41,247
*	Varex Imaging Corp.	2,818	44,186
#*	Wright Medical Group NV	5,510	165,410
TOTAL HEALTH CARE			16,211,073
INDUSTRIALS — (21.0%)
	AAR Corp.	6,561	112,980
	ABM Industries, Inc.	19,412	696,891
*	Acacia Research Corp.	18,530	73,379
	ACCO Brands Corp.	28,133	183,427
	Acme United Corp.	100	2,167
	Acuity Brands, Inc.	169	16,748
	ADT, Inc.	58,806	506,320

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Advanced Disposal Services, Inc.	15,208	$458,673
*	Aegion Corp.	8,070	124,439
*	Aerovironment, Inc.	2,380	182,189
	AGCO Corp.	14,360	942,447
	Air Lease Corp.	36,394	954,251
*	Air Transport Services Group, Inc.	13,037	317,712
	Alamo Group, Inc.	4,765	491,319
	Alaska Air Group, Inc.	21,402	737,085
	Albany International Corp., Class A	1,776	85,390
	Allegiant Travel Co.	1,030	115,391
	Allied Motion Technologies, Inc.	1,293	48,746
#*	Alpha Pro Tech, Ltd.	2,410	52,466
	Altra Industrial Motion Corp.	3,356	114,876
	AMERCO	3,204	1,018,007
*	Ameresco, Inc., Class A	11,015	304,895
#*	American Superconductor Corp.	2,800	26,040
*	American Woodmark Corp.	2,941	237,103
*	AMREP Corp.	600	2,676
	Apogee Enterprises, Inc.	9,551	206,206
	Applied Industrial Technologies, Inc.	5,352	337,818
	ArcBest Corp.	8,210	249,502
	Arcosa, Inc.	15,469	653,101
	Argan, Inc.	4,221	181,081
*	Armstrong Flooring, Inc.	8,427	25,028
*	ASGN, Inc.	3,875	265,282
	Astec Industries, Inc.	8,188	364,284
*	Astronics Corp.	7,679	66,807
*	Astronics Corp., Class B	385	3,321
*	Atlas Air Worldwide Holdings, Inc.	7,197	374,820
	AZZ, Inc.	11,079	349,875
	Barnes Group, Inc.	11,772	434,034
	Barrett Business Services, Inc.	506	26,656
*	Beacon Roofing Supply, Inc.	23,084	719,297
*	BMC Stock Holdings, Inc.	16,283	416,845
	Brady Corp., Class A	2,502	115,017
#*	BrightView Holdings, Inc.	7,163	86,816
*	Broadwind, Inc.	2,514	11,640
*	Builders FirstSource, Inc.	11,549	273,596
*	CAI International, Inc.	6,816	117,303
	Carlisle Cos., Inc.	5,312	632,553
*	CBIZ, Inc.	17,838	431,323
*	CECO Environmental Corp.	13,581	90,993
*	Chart Industries, Inc.	10,385	711,684
*	CIRCOR International, Inc.	4,918	128,950
*	Civeo Corp.	26,178	21,728
*	Clean Harbors, Inc.	10,377	618,469
*	Colfax Corp.	27,116	788,533
	Columbus McKinnon Corp.	5,038	166,909
	Comfort Systems USA, Inc.	3,692	183,529
*	Commercial Vehicle Group, Inc.	11,937	27,933
	CompX International, Inc.	200	2,766
*	Construction Partners, Inc., Class A	731	12,098
	Copa Holdings SA, Class A	3,261	135,136
	Costamare, Inc.	26,770	121,803
*	Covenant Logistics Group, Inc.	4,974	83,812
*	CPI Aerostructures, Inc.	3,207	10,487
	CRA International, Inc.	3,010	125,728
	Crane Co.	2,694	152,400
	CSW Industrials, Inc.	768	51,295

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Cubic Corp.	7,062	$296,604
	Curtiss-Wright Corp.	4,721	420,735
#*	Daseke, Inc.	4,900	20,433
	Deluxe Corp.	3,642	102,814
	Douglas Dynamics, Inc.	3,005	106,227
*	Ducommun, Inc.	3,539	127,227
*	DXP Enterprises, Inc.	4,986	84,164
*	Dycom Industries, Inc.	9,177	393,051
#*	Eagle Bulk Shipping, Inc.	13,084	31,794
	Eastern Co. (The)	910	14,842
*	Echo Global Logistics, Inc.	8,765	219,695
	EMCOR Group, Inc.	3,914	268,109
	Encore Wire Corp.	5,068	254,363
	EnerSys	2,917	196,197
	Ennis, Inc.	6,015	104,059
	EnPro Industries, Inc.	3,615	172,544
	ESCO Technologies, Inc.	6,211	533,773
	Federal Signal Corp.	17,196	531,528
	Fluor Corp.	28,686	292,310
	Forward Air Corp.	3,109	161,637
	Franklin Electric Co., Inc.	5,794	313,166
*	FreightCar America, Inc.	4,774	7,638
*	FTI Consulting, Inc.	8,010	956,714
*	Gates Industrial Corp. P.L.C.	16,033	168,988
	GATX Corp.	12,082	736,881
	Genco Shipping & Trading, Ltd.	7,624	51,767
*	Gencor Industries, Inc.	1,822	21,809
*	Gibraltar Industries, Inc.	7,673	396,848
*	GMS, Inc.	12,651	296,413
*	Goldfield Corp. (The)	14,200	55,238
	Gorman-Rupp Co. (The)	9,371	283,566
*	GP Strategies Corp.	5,157	38,316
	Graham Corp.	1,927	25,359
#	Granite Construction, Inc.	12,476	211,593
*	Great Lakes Dredge & Dock Corp.	18,178	151,968
	Greenbrier Cos., Inc. (The)	11,925	306,830
	Griffon Corp.	10,863	248,437
	H&E Equipment Services, Inc.	5,779	101,653
*	Harsco Corp.	8,924	142,427
	Hawaiian Holdings, Inc.	12,669	150,634
	Heartland Express, Inc.	9,148	185,567
	Heidrick & Struggles International, Inc.	7,322	148,124
	Helios Technologies, Inc.	1,442	54,551
*	Herc Holdings, Inc.	4,298	144,155
*	Heritage-Crystal Clean, Inc.	3,996	55,664
	Herman Miller, Inc.	5,768	135,144
*	Hertz Global Holdings, Inc.	42,510	61,639
*	Hill International, Inc.	8,440	12,238
	Hillenbrand, Inc.	1,965	57,437
	HNI Corp.	4,613	137,006
*	Houston Wire & Cable Co.	4,069	10,213
*	Hub Group, Inc., Class A	8,402	444,466
*	Hudson Global, Inc.	170	1,583
	Hurco Cos., Inc.	2,430	67,408
*	Huron Consulting Group, Inc.	6,466	308,558
	Hyster-Yale Materials Handling, Inc.	2,873	107,192
	ICF International, Inc.	4,421	298,904
*	IES Holdings, Inc.	1,262	30,073
*	InnerWorkings, Inc.	18,477	50,812

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Insteel Industries, Inc.	5,944	$110,796
	Interface, Inc.	10,275	81,994
	ITT, Inc.	9,368	540,815
*	JELD-WEN Holding, Inc.	12,577	246,509
*	JetBlue Airways Corp.	80,051	827,727
	Kadant, Inc.	1,402	152,131
	Kaman Corp.	6,925	273,468
#	KAR Auction Services, Inc.	18,852	285,231
	Kelly Services, Inc., Class A	11,054	163,710
	Kennametal, Inc.	11,537	311,038
	Kimball International, Inc., Class B	7,055	77,182
*	Kirby Corp.	8,478	392,023
#	Knight-Swift Transportation Holdings, Inc.	43,670	1,899,208
	Knoll, Inc.	3,746	43,866
	Korn Ferry	15,630	439,203
*	Lawson Products, Inc.	1,607	48,017
*	LB Foster Co., Class A	3,630	51,038
*	Limbach Holdings, Inc.	1,631	6,067
*	LS Starrett Co. (The), Class A	489	1,570
	LSI Industries, Inc.	7,336	42,989
*	Lydall, Inc.	4,180	67,716
	Macquarie Infrastructure Corp.	17,877	535,595
*	Manitowoc Co., Inc. (The)	15,281	162,895
	ManpowerGroup, Inc.	9,343	642,705
	Marten Transport, Ltd.	14,216	378,430
*	Masonite International Corp.	5,954	502,220
#*	MasTec, Inc.	12,005	477,559
	Matson, Inc.	10,742	391,224
	Matthews International Corp., Class A	8,424	181,958
#*	Maxar Technologies, Inc.	10,030	178,434
	McGrath RentCorp	5,993	347,714
*	Mesa Air Group, Inc.	6,516	20,200
*	Middleby Corp. (The)	8,885	737,988
	Miller Industries, Inc.	4,066	115,271
*	Mistras Group, Inc.	5,968	21,067
	Moog, Inc., Class A	6,641	356,755
*	MRC Global, Inc.	24,171	143,817
	MSC Industrial Direct Co., Inc., Class A	5,446	359,490
	Mueller Industries, Inc.	8,580	239,897
	Mueller Water Products, Inc., Class A	23,985	242,728
*	MYR Group, Inc.	5,161	189,254
	National Presto Industries, Inc.	1,049	89,574
	Nielsen Holdings P.L.C.	65,181	940,562
	NL Industries, Inc.	5,599	20,492
	NN, Inc.	20,872	109,787
*	Northwest Pipe Co.	4,013	99,723
*	NOW, Inc.	40,187	316,674
#*	NV5 Global, Inc.	1,675	95,039
	nVent Electric P.L.C.	20,379	370,083
*	Orion Group Holdings, Inc.	13,009	37,466
	Oshkosh Corp.	11,701	921,103
	Owens Corning	28,471	1,721,641
*	PAM Transportation Services, Inc.	1,458	40,911
	Park Aerospace Corp.	3,310	35,682
	Park-Ohio Holdings Corp.	4,000	57,680
	Patrick Industries, Inc.	958	61,264
	Patriot Transportation Holding, Inc.	178	1,604
*	Perma-Pipe International Holdings, Inc.	1,500	8,865
*	PGT Innovations, Inc.	9,267	158,188

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	PICO Holdings, Inc.	8,513	$69,126
	Powell Industries, Inc.	4,041	107,289
	Preformed Line Products Co.	2,167	106,746
	Primoris Services Corp.	12,426	199,189
	Quad/Graphics, Inc.	18,082	56,235
	Quanex Building Products Corp.	10,042	141,090
	Quanta Services, Inc.	20,554	821,543
*	Radiant Logistics, Inc.	12,254	52,079
*	RCM Technologies, Inc.	4,177	6,391
	Regal Beloit Corp.	10,781	991,529
*	Resideo Technologies, Inc.	23,819	316,316
	Resources Connection, Inc.	10,756	121,543
	REV Group, Inc.	8,299	53,943
	Rexnord Corp.	14,983	434,057
	Rush Enterprises, Inc., Class A	6,105	290,476
	Rush Enterprises, Inc., Class B	1,650	65,670
	Ryder System, Inc.	11,573	423,919
*	Saia, Inc.	6,347	758,149
	Schneider National, Inc., Class B	13,435	337,622
	Scorpio Bulkers, Inc.	2,050	30,053
*	Sensata Technologies Holding P.L.C.	27,910	1,060,022
	Shyft Group, Inc. (The)	8,315	156,987
*	SIFCO Industries, Inc.	659	2,511
	SkyWest, Inc.	14,199	373,576
	Snap-on, Inc.	9,344	1,363,009
*	SP Plus Corp.	5,677	90,208
	Spirit AeroSystems Holdings, Inc., Class A	1,899	37,163
*	Spirit Airlines, Inc.	16,509	261,007
*	SPX FLOW, Inc.	8,347	334,548
	Standex International Corp.	2,335	125,039
	Steelcase, Inc., Class A	21,131	226,736
*	Sterling Construction Co., Inc.	6,799	70,030
*	Team, Inc.	12,866	50,821
	Terex Corp.	16,734	315,436
*	Textainer Group Holdings, Ltd.	20,822	175,738
	Textron, Inc.	58,003	2,026,625
*	Thermon Group Holdings, Inc.	8,245	111,720
	Timken Co. (The)	12,820	585,361
	Titan International, Inc.	16,208	24,150
*	Titan Machinery, Inc.	7,999	86,909
*	TriMas Corp.	6,595	154,323
#	Trinity Industries, Inc.	42,457	829,185
	Triton International, Ltd.	24,360	766,609
	Triumph Group, Inc.	596	4,041
*	TrueBlue, Inc.	12,939	199,649
#*	Tutor Perini Corp.	15,498	182,411
*	Twin Disc, Inc.	2,022	11,849
*	U.S. Xpress Enterprises, Inc., Class A	11,175	102,363
	UFP Industries, Inc.	14,860	865,149
*	Ultralife Corp.	969	6,880
	UniFirst Corp.	1,599	298,182
*	Univar Solutions, Inc.	28,975	511,988
	Universal Logistics Holdings, Inc.	3,772	69,292
*	USA Truck, Inc.	3,957	38,660
	Valmont Industries, Inc.	2,828	342,754
*	Vectrus, Inc.	2,679	117,849
*	Veritiv Corp.	7,447	114,014
	Viad Corp.	5,089	73,587
*	Virco Manufacturing Corp.	4,400	9,768

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	VSE Corp.	2,987	$84,024
	Wabash National Corp.	16,572	188,755
	Werner Enterprises, Inc.	17,645	776,115
*	WESCO International, Inc.	14,880	578,386
*	Willdan Group, Inc.	527	12,996
*	Willis Lease Finance Corp.	2,293	44,713
*	WillScot Mobile Mini Holdings Corp.	31,721	477,718
#*	XPO Logistics, Inc.	15,073	1,130,776
TOTAL INDUSTRIALS			67,117,594
INFORMATION TECHNOLOGY — (9.2%)
#*	ADDvantage Technologies Group, Inc.	1,399	3,106
	ADTRAN, Inc.	14,305	177,668
*	Alithya Group, Inc., Class A	4,727	7,610
	Alliance Data Systems Corp.	213	9,449
*	Alpha & Omega Semiconductor, Ltd.	5,883	64,066
*	Amkor Technology, Inc.	63,567	864,193
*	Amtech Systems, Inc.	6,555	33,758
*	Arlo Technologies, Inc.	14,959	63,127
*	Arrow Electronics, Inc.	27,872	1,996,193
	AstroNova, Inc.	1,475	10,148
*	Aviat Networks, Inc.	1,600	32,800
	Avnet, Inc.	37,316	997,083
*	Aware, Inc.	4,272	12,688
*	Axcelis Technologies, Inc.	9,046	266,133
*	AXT, Inc.	15,993	76,606
	Bel Fuse, Inc., Class B	3,659	44,640
	Belden, Inc.	5,694	179,930
	Benchmark Electronics, Inc.	9,349	190,346
	Brooks Automation, Inc.	9,793	533,229
*	BSQUARE Corp.	2,065	3,056
*	CACI International, Inc., Class A	4,175	867,648
*	CalAmp Corp.	3,728	29,377
*	Calix, Inc.	5,760	118,138
	Cass Information Systems, Inc.	1,510	54,103
*	Clearfield, Inc.	1,200	22,368
	Cohu, Inc.	12,716	239,442
*	CommScope Holding Co., Inc.	14,166	131,460
	Communications Systems, Inc.	2,300	11,155
*	Computer Task Group, Inc.	3,954	19,098
	Comtech Telecommunications Corp.	7,920	130,046
*	Conduent, Inc.	37,677	71,963
	CSP, Inc.	66	491
	CTS Corp.	8,123	161,323
*	CyberOptics Corp.	2,716	106,875
	Daktronics, Inc.	12,960	54,043
*	Digi International, Inc.	9,527	115,467
*	Diodes, Inc.	12,034	619,149
*	DSP Group, Inc.	3,572	53,044
	DXC Technology Co.	27,733	496,698
#	Ebix, Inc.	4,690	103,438
*	EchoStar Corp., Class A	12,908	352,388
*	EMCORE Corp.	6,506	22,771
*	ePlus, Inc.	3,140	234,056
*	Fabrinet	8,009	581,694
*	FARO Technologies, Inc.	1,620	96,925
#*	First Solar, Inc.	3,962	235,937
*	Fitbit, Inc., Class A	16,205	105,981
*	Flex, Ltd.	114,348	1,313,858

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	FormFactor, Inc.	20,014	$577,204
*	Frequency Electronics, Inc.	2,659	27,840
*	GSI Technology, Inc.	4,816	27,548
	Hackett Group, Inc. (The)	3,000	41,370
*	Harmonic, Inc.	31,893	177,963
*	Ichor Holdings, Ltd.	1,261	41,386
*	Infinera Corp.	4,741	37,406
*	Insight Enterprises, Inc.	8,734	435,303
	InterDigital, Inc.	3,854	231,317
*	inTEST Corp.	4,410	20,595
*	Intevac, Inc.	7,564	44,779
*	j2 Global, Inc.	7,155	405,832
	Jabil, Inc.	40,453	1,410,192
	KBR, Inc.	27,157	603,972
*	Key Tronic Corp.	2,718	18,401
*	Kimball Electronics, Inc.	9,720	129,082
*	Knowles Corp.	24,185	369,063
	Kulicke & Soffa Industries, Inc.	12,487	295,942
*	KVH Industries, Inc.	3,206	26,033
*	Limelight Networks, Inc.	13,585	85,178
	LogMeIn, Inc.	5,581	478,906
#*	MACOM Technology Solutions Holdings, Inc.	2,763	116,764
	ManTech International Corp., Class A	6,874	478,293
	Methode Electronics, Inc.	5,826	164,293
	MTS Systems Corp.	2,568	47,636
*	NeoPhotonics Corp.	15,687	142,909
*	NETGEAR, Inc.	7,554	232,285
*	Netscout Systems, Inc.	19,624	499,627
	Network-1 Technologies, Inc.	3,000	6,510
*	ON Semiconductor Corp.	49,162	1,012,737
*	OneSpan, Inc.	4,435	138,106
*	Onto Innovation, Inc.	8,339	315,381
*	Optical Cable Corp.	1,600	3,840
*	OSI Systems, Inc.	3,974	281,995
	PC Connection, Inc.	6,934	303,016
	PC-Tel, Inc.	4,282	28,047
*	PDF Solutions, Inc.	7,427	182,556
*	Perficient, Inc.	9,552	374,534
*	Photronics, Inc.	18,041	214,327
*	Plexus Corp.	8,395	623,665
*	PRGX Global, Inc.	2,300	12,420
*	Rambus, Inc.	23,438	345,945
	RF Industries, Ltd.	681	3,044
*	Ribbon Communications, Inc.	20,057	88,251
	Richardson Electronics, Ltd.	3,224	13,960
*	Rogers Corp.	3,710	442,195
*	Sanmina Corp.	21,263	631,086
*	ScanSource, Inc.	6,350	145,732
*	Seachange International, Inc.	13,521	21,228
#»	Silicon Graphics, Inc.	137	0
*	SMART Global Holdings, Inc.	1,331	37,122
#*	Stratasys, Ltd.	9,275	138,939
*	Super Micro Computer, Inc.	12,744	386,207
*	Sykes Enterprises, Inc.	10,441	286,710
*	Synaptics, Inc.	5,828	466,357
	SYNNEX Corp.	10,748	1,340,705
	TESSCO Technologies, Inc.	3,407	20,987
*	TTM Technologies, Inc.	26,524	326,510
*	Ultra Clean Holdings, Inc.	11,190	336,707

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Veeco Instruments, Inc.	11,437	$154,628
	Vishay Intertechnology, Inc.	34,468	540,803
*	Vishay Precision Group, Inc.	2,563	65,228
*	Xerox Holdings Corp.	38,196	635,963
	Xperi Holding Corp.	23,253	428,785
TOTAL INFORMATION TECHNOLOGY			29,436,110
MATERIALS — (8.3%)
*	AdvanSix, Inc.	11,950	148,777
*	AgroFresh Solutions, Inc.	10,796	26,342
*	Alcoa Corp.	56,655	736,515
*	Allegheny Technologies, Inc.	32,729	284,415
	American Vanguard Corp.	9,936	133,739
*	Ampco-Pittsburgh Corp.	4,848	14,205
	Ashland Global Holdings, Inc.	13,422	1,013,093
*	Berry Global Group, Inc.	6,024	301,140
	Boise Cascade Co.	10,537	490,919
	Cabot Corp.	11,205	408,758
	Caledonia Mining Corp., P.L.C.	2,500	57,325
	Carpenter Technology Corp.	13,131	293,609
*	Century Aluminum Co.	39,208	341,502
	CF Industries Holdings, Inc.	38,042	1,191,856
*	Clearwater Paper Corp.	6,393	236,030
*	Coeur Mining, Inc.	51,171	405,786
	Commercial Metals Co.	40,252	832,411
*	Contura Energy, Inc.	1,968	7,813
*	Core Molding Technologies, Inc.	2,490	11,454
	Domtar Corp.	18,629	391,023
*	Element Solutions, Inc.	74,332	807,245
*	Ferro Corp.	9,999	116,888
*	Ferroglobe P.L.C.	17,682	8,576
»	Ferroglobe Representation & Warranty Insurance Trust	39,603	0
*	Flotek Industries, Inc.	5,855	8,080
	Friedman Industries, Inc.	1,905	9,563
	FutureFuel Corp.	14,713	193,917
*	GCP Applied Technologies, Inc.	2,628	59,971
	Gold Resource Corp.	15,535	68,199
	Graphic Packaging Holding Co.	51,067	711,874
	Greif, Inc., Class A	6,930	241,095
	Greif, Inc., Class B	2,345	92,135
	Hawkins, Inc.	3,205	165,154
	Haynes International, Inc.	5,048	92,681
	HB Fuller Co.	12,178	552,150
	Hecla Mining Co.	141,656	781,941
	Huntsman Corp.	56,972	1,053,982
	Innospec, Inc.	6,121	460,116
*	Intrepid Potash, Inc.	37,176	33,685
*	Kraton Corp.	10,658	140,153
	Kronos Worldwide, Inc.	12,120	136,229
*	Livent Corp.	13,575	85,115
*	LSB Industries, Inc.	5,003	5,253
	Materion Corp.	6,626	380,465
	Mercer International, Inc.	21,251	158,320
	Minerals Technologies, Inc.	10,516	492,990
	Mosaic Co. (The)	9,844	132,599
	Myers Industries, Inc.	4,300	64,758
	Neenah, Inc.	4,346	193,875
	Nexa Resources SA	9,879	62,139
	O-I Glass, Inc.	7,573	79,062

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Olin Corp.	43,062	$484,017
	Olympic Steel, Inc.	6,193	65,522
	PH Glatfelter Co.	14,435	229,949
*	PQ Group Holdings, Inc.	15,759	193,363
	Rayonier Advanced Materials, Inc.	8,785	25,564
	Reliance Steel & Aluminum Co.	22,042	2,165,847
*	Resolute Forest Products, Inc.	21,514	65,187
*	Ryerson Holding Corp.	10,717	60,337
	Schnitzer Steel Industries, Inc., Class A	9,993	183,871
	Schweitzer-Mauduit International, Inc.	8,400	273,252
	Sensient Technologies Corp.	1,681	87,765
	Sonoco Products Co.	6,116	316,442
	Steel Dynamics, Inc.	51,871	1,421,784
	Stepan Co.	5,683	620,584
*	Summit Materials, Inc., Class A	29,761	438,082
	SunCoke Energy, Inc.	21,275	67,867
*	Synalloy Corp.	842	5,978
*	TimkenSteel Corp.	17,420	63,931
*	Trecora Resources	3,192	18,354
	Tredegar Corp.	7,233	114,860
#	Trinseo SA	5,224	113,361
*	Tronox Holdings P.L.C., Class A	27,246	207,614
*	UFP Technologies, Inc.	2,056	88,696
	United States Lime & Minerals, Inc.	941	84,888
#	United States Steel Corp.	35,386	235,671
*	Universal Stainless & Alloy Products, Inc.	2,690	19,341
#*	US Concrete, Inc.	5,632	139,786
*	Venator Materials P.L.C	18,212	31,507
	Verso Corp., Class A	10,042	122,613
	Warrior Met Coal, Inc.	10,197	162,336
	Westlake Chemical Corp.	27,211	1,482,999
	WestRock Co.	67,491	1,812,808
	Worthington Industries, Inc.	13,566	507,640
TOTAL MATERIALS			26,626,738
REAL ESTATE — (1.0%)
	CTO Realty Growth, Inc.	2,081	82,491
#*	Cushman & Wakefield P.L.C.	19,669	210,458
*	Forestar Group, Inc.	6,571	113,744
*	Howard Hughes Corp. (The)	5,407	287,598
	Jones Lang LaSalle, Inc.	14,289	1,413,325
	Kennedy-Wilson Holdings, Inc.	1,656	24,575
*	Marcus & Millichap, Inc.	5,957	162,269
*	Rafael Holdings, Inc., Class B	3,941	55,056
	RE/MAX Holdings, Inc., Class A	6,815	220,602
#	Realogy Holdings Corp.	27,392	248,171
#*	St Joe Co. (The)	4,121	84,934
*	Stratus Properties, Inc.	650	12,415
*	Tejon Ranch Co.	9,725	139,554
TOTAL REAL ESTATE			3,055,192
UTILITIES — (0.1%)
	Genie Energy, Ltd., Class B	2,650	21,545
»	TerraForm Power, Inc., Class A	11,834	253,279

VA U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Vistra Corp.	8,018	$149,616
TOTAL UTILITIES		424,440
TOTAL COMMON STOCKS		308,049,717
PREFERRED STOCKS — (0.0%)
INDUSTRIALS — (0.0%)
WESCO International, Inc.	5,687	154,232
TOTAL INVESTMENT SECURITIES (Cost $356,675,641)		308,203,949

TEMPORARY CASH INVESTMENTS — (1.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	3,458,205	3,458,205
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	721,725	8,351,083
TOTAL INVESTMENTS — (100.0%)
(Cost $368,483,327)^^			$320,013,237
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,040,218	—	—	$10,040,218
Consumer Discretionary	47,383,360	$1,108	—	47,384,468
Consumer Staples	13,275,098	—	—	13,275,098
Energy	20,675,785	—	—	20,675,785
Financials	73,801,626	1,375	—	73,803,001
Health Care	16,178,511	32,562	—	16,211,073
Industrials	67,117,594	—	—	67,117,594
Information Technology	29,436,110	—	—	29,436,110
Materials	26,626,738	—	—	26,626,738
Real Estate	3,055,192	—	—	3,055,192
Utilities	171,161	253,279	—	424,440
Preferred Stocks
Industrials	154,232	—	—	154,232
Temporary Cash Investments	3,458,205	—	—	3,458,205
Securities Lending Collateral	—	8,351,083	—	8,351,083
TOTAL	$311,373,830	$8,639,407	—	$320,013,237

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (12.4%)
	AT&T, Inc.	550,270	$16,276,986
	CenturyLink, Inc.	130,666	1,260,927
*	Charter Communications, Inc., Class A	13,352	7,744,160
	Comcast Corp., Class A	370,202	15,844,646
#*	Discovery, Inc., Class A	20,493	432,402
*	Discovery, Inc., Class C	38,338	726,505
*	DISH Network Corp., Class A	27,506	883,218
	Fox Corp., Class A	41,870	1,078,990
*	Fox Corp., Class B	30,375	782,764
*	GCI Liberty, Inc., Class A	1,000	78,390
	Interpublic Group of Cos., Inc. (The)	14,152	255,444
*	Liberty Broadband Corp., Class A	600	81,006
*	Liberty Broadband Corp., Class C	3,704	508,448
*	Liberty Media Corp.-Liberty Formula One, Class A	535	17,703
*	Liberty Media Corp.-Liberty Formula One, Class C	1,727	61,205
*	Liberty Media Corp.-Liberty SiriusXM, Class A	2,140	74,451
*	Liberty Media Corp.-Liberty SiriusXM, Class C	6,909	241,746
*	Madison Square Garden Entertainment Corp.	154	10,912
	News Corp., Class A	10,744	136,664
	News Corp., Class B	3,865	49,317
	Omnicom Group, Inc.	1,041	55,933
*	T-Mobile US, Inc.	30,299	3,253,507
*	Twitter, Inc.	1,700	61,880
	Verizon Communications, Inc.	35,900	2,063,532
	ViacomCBS, Inc., Class B	27,248	710,355
	Walt Disney Co. (The)	54,079	6,323,998
TOTAL COMMUNICATION SERVICES			59,015,089
CONSUMER DISCRETIONARY — (5.9%)
	Advance Auto Parts, Inc.	6,328	950,086
	Aptiv P.L.C.	1,671	129,920
	Aramark	24,917	526,247
	Autoliv, Inc.	6,304	409,949
	BorgWarner, Inc.	23,339	854,207
*	Capri Holdings, Ltd.	1,300	19,474
*	CarMax, Inc.	9,448	916,173
#	Carnival Corp.	25,585	355,120
	Darden Restaurants, Inc.	1,423	108,006
*	Dollar Tree, Inc.	10,877	1,015,368
	DR Horton, Inc.	56,804	3,758,153
	Expedia Group, Inc.	1,431	115,925
	Ford Motor Co.	298,226	1,971,274
	Gap, Inc. (The)	18,576	248,361
	Garmin, Ltd.	12,922	1,273,980
	General Motors Co.	100,456	2,500,350
	Gentex Corp.	29,709	801,846
	Genuine Parts Co.	2,789	251,428
	Harley-Davidson, Inc.	6,273	163,286
	Hasbro, Inc.	3,203	233,050
#	Hyatt Hotels Corp., Class A	2,188	105,024
	Kohl's Corp.	10,406	198,130
	Lear Corp.	6,060	668,903
	Lennar Corp., Class A	20,267	1,466,318

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lennar Corp., Class B	607	$32,699
*	LKQ Corp.	33,701	950,031
	MGM Resorts International	32,476	522,539
*	Mohawk Industries, Inc.	9,865	787,720
	Newell Brands, Inc.	16,177	265,303
*	Norwegian Cruise Line Holdings, Ltd.	8,735	119,145
	PulteGroup, Inc.	42,097	1,835,429
	PVH Corp.	7,675	373,466
	Ralph Lauren Corp.	5,787	412,613
	Royal Caribbean Cruises, Ltd.	22,605	1,101,090
	Service Corp. International	3,276	142,047
*	Skechers U.S.A., Inc., Class A	5,403	158,200
	Tapestry, Inc.	10,582	141,376
	Target Corp.	3,924	493,953
	Tiffany & Co.	1,312	164,472
	Toll Brothers, Inc.	3,807	145,427
#*	Veoneer, Inc.	2,824	28,381
	Whirlpool Corp.	7,935	1,294,357
TOTAL CONSUMER DISCRETIONARY			28,008,826
CONSUMER STAPLES — (5.3%)
	Archer-Daniels-Midland Co.	21,488	920,331
	Bunge, Ltd.	12,642	549,168
	Conagra Brands, Inc.	34,544	1,293,673
	Constellation Brands, Inc., Class A	5,854	1,043,183
	Coty, Inc., Class A	29,750	110,373
	Ingredion, Inc.	4,331	374,632
	JM Smucker Co. (The)	13,623	1,489,675
	Kraft Heinz Co. (The)	13,469	463,064
	Kroger Co. (The)	96,238	3,348,120
	Molson Coors Beverage Co., Class B	13,065	490,199
	Mondelez International, Inc., Class A	64,509	3,579,604
*	Pilgrim's Pride Corp.	2,655	40,754
*	Post Holdings, Inc.	7,880	699,271
	Seaboard Corp.	12	32,439
	Spectrum Brands Holdings, Inc.	174	9,424
	Tyson Foods, Inc., Class A	25,825	1,586,946
*	US Foods Holding Corp.	21,693	440,368
	Walgreens Boots Alliance, Inc.	57,373	2,335,655
	Walmart, Inc.	51,411	6,652,583
TOTAL CONSUMER STAPLES			25,459,462
ENERGY — (8.5%)
	Apache Corp.	32,066	492,213
	Baker Hughes Co.	14,996	232,288
	Cabot Oil & Gas Corp.	2,769	51,780
	Chevron Corp.	133,718	11,224,289
	Cimarex Energy Co.	923	22,577
	Concho Resources, Inc.	12,560	659,902
	ConocoPhillips	91,117	3,406,865
	Devon Energy Corp.	19,874	208,478
	Diamondback Energy, Inc.	5,909	235,533
	EOG Resources, Inc.	15,972	748,288
	Exxon Mobil Corp.	235,125	9,894,060
	Halliburton Co.	16,404	235,069
	Helmerich & Payne, Inc.	818	14,585
	Hess Corp.	28,436	1,399,336
	HollyFrontier Corp.	7,502	206,305

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Kinder Morgan, Inc.	84,813	$1,195,863
	Marathon Oil Corp.	40,697	223,427
	Marathon Petroleum Corp.	60,816	2,323,171
#	Murphy Oil Corp.	2,737	36,156
	National Oilwell Varco, Inc.	19,350	222,718
	Noble Energy, Inc.	19,338	193,187
	Occidental Petroleum Corp.	56,657	891,781
	Parsley Energy, Inc., Class A	3,962	43,503
	Phillips 66	18,704	1,160,022
	Pioneer Natural Resources Co.	14,008	1,357,655
	Schlumberger, Ltd.	55,188	1,001,110
	Targa Resources Corp.	8,917	163,003
	TechnipFMC P.L.C.	22,952	184,305
	Valero Energy Corp.	33,270	1,870,772
	Williams Cos., Inc. (The)	25,522	488,236
TOTAL ENERGY			40,386,477
FINANCIALS — (19.3%)
	Aflac, Inc.	31,367	1,115,724
	Alleghany Corp.	521	272,129
	Allstate Corp. (The)	16,654	1,571,971
	Ally Financial, Inc.	51,633	1,037,823
	American Financial Group, Inc.	5,612	341,041
	American International Group, Inc.	23,508	755,547
*	Arch Capital Group, Ltd.	15,476	475,887
	Assurant, Inc.	3,963	425,904
*	Athene Holding, Ltd., Class A	1,290	41,602
	Axis Capital Holdings, Ltd.	973	39,037
	Bank of America Corp.	253,823	6,315,116
	Bank of New York Mellon Corp. (The)	62,976	2,257,690
*	Berkshire Hathaway, Inc., Class B	53,963	10,564,876
	Capital One Financial Corp.	35,538	2,267,324
	Charles Schwab Corp. (The)	4,485	148,678
	Chubb, Ltd.	9,800	1,246,952
	Citigroup, Inc.	128,445	6,423,534
	Citizens Financial Group, Inc.	14,080	349,325
	CNA Financial Corp.	3,404	113,353
	Comerica, Inc.	10,195	392,711
	East West Bancorp, Inc.	10,598	367,327
	Everest Re Group, Ltd.	2,530	553,539
	Fifth Third Bancorp	73,951	1,468,667
	Franklin Resources, Inc.	9,835	207,027
	Globe Life, Inc	1,955	155,618
	Goldman Sachs Group, Inc. (The)	23,960	4,743,122
	Hartford Financial Services Group, Inc. (The)	50,871	2,152,861
	Huntington Bancshares, Inc.	132,757	1,230,657
	Invesco, Ltd.	12,680	127,307
	Jefferies Financial Group, Inc.	6,961	112,768
	JPMorgan Chase & Co.	149,425	14,440,432
	KeyCorp	75,813	910,514
	Lincoln National Corp.	11,260	419,660
	Loews Corp.	17,112	623,048
	M&T Bank Corp.	5,986	634,217
*	Markel Corp.	217	226,665
	MetLife, Inc.	25,180	953,063
	Morgan Stanley	89,250	4,362,540
	Northern Trust Corp.	1,605	125,752
	Old Republic International Corp.	13,666	219,613
	PacWest Bancorp	1,151	21,034

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	People's United Financial, Inc.	8,409	$90,733
	PNC Financial Services Group, Inc. (The)	21,999	2,346,633
	Principal Financial Group, Inc.	29,370	1,246,169
	Prosperity Bancshares, Inc.	567	31,502
	Prudential Financial, Inc.	13,537	857,840
	Raymond James Financial, Inc.	1,783	123,883
	Regions Financial Corp.	97,923	1,063,444
	Reinsurance Group of America, Inc.	4,352	371,008
	RenaissanceRe Holdings, Ltd.	2,150	387,817
	Santander Consumer USA Holdings, Inc.	16,188	297,212
	State Street Corp.	10,281	655,825
*	SVB Financial Group	300	67,281
	Synchrony Financial	22,384	495,358
	Synovus Financial Corp.	4,904	98,816
	TCF Financial Corp.	3,200	87,968
	Travelers Cos., Inc. (The)	19,149	2,191,029
	Truist Financial Corp.	64,198	2,404,857
	U.S. Bancorp.	50,536	1,861,746
	Unum Group	7,925	136,548
	Voya Financial, Inc.	2,948	145,631
	Wells Fargo & Co.	251,514	6,101,730
	Zions Bancorp NA	15,492	503,025
TOTAL FINANCIALS			91,777,710
HEALTH CARE — (17.9%)
	Abbott Laboratories	12,256	1,233,444
	AbbVie, Inc.	4,826	458,036
*	Alexion Pharmaceuticals, Inc.	9,498	973,450
	Anthem, Inc.	21,126	5,784,299
	Becton Dickinson and Co.	4,131	1,162,216
*	Biogen, Inc.	5,285	1,451,737
*	Bio-Rad Laboratories, Inc., Class A	754	395,767
*	Boston Scientific Corp.	16,384	631,931
	Bristol-Myers Squibb Co.	47,351	2,777,610
	Cardinal Health, Inc.	16,310	890,852
*	Centene Corp.	27,429	1,789,742
*	Change Healthcare, Inc.	20,364	237,444
*	Charles River Laboratories International, Inc.	500	99,495
*	Cigna Corp.	30,231	5,220,591
	CVS Health Corp.	106,209	6,684,794
	Danaher Corp.	29,115	5,933,637
*	DaVita, Inc.	19,353	1,691,259
	DENTSPLY SIRONA, Inc.	5,850	260,910
*	Elanco Animal Health, Inc.	1,300	30,719
	Envista Holdings Corp.	6,520	142,592
	Gilead Sciences, Inc.	4,579	318,378
*	Henry Schein, Inc.	11,024	757,680
	Humana, Inc.	9,731	3,818,931
*	IQVIA Holdings, Inc.	4,397	696,441
*	Jazz Pharmaceuticals P.L.C.	4,567	494,378
*	Laboratory Corp. of America Holdings	14,026	2,705,896
	McKesson Corp.	10,258	1,540,341
	Medtronic P.L.C.	60,996	5,884,894
*	Mylan NV	61,846	996,339
	PerkinElmer, Inc.	481	57,196
	Perrigo Co. P.L.C.	7,626	404,331
	Pfizer, Inc.	449,826	17,309,304
	Quest Diagnostics, Inc.	17,859	2,269,343
	STERIS P.L.C.	5,122	817,625

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Syneos Health, Inc.	1,106	$69,003
	Thermo Fisher Scientific, Inc.	16,736	6,927,867
	UnitedHealth Group, Inc.	804	243,435
	Universal Health Services, Inc., Class B	11,058	1,215,274
	Zimmer Biomet Holdings, Inc.	6,119	825,208
TOTAL HEALTH CARE			85,202,389
INDUSTRIALS — (12.0%)
*	AECOM	9,375	339,281
	AGCO Corp.	3,233	212,182
	Alaska Air Group, Inc.	12,636	435,184
	AMERCO	1,829	581,128
	AMETEK, Inc.	5,252	489,749
	Arcosa, Inc.	1,576	66,539
	Carlisle Cos., Inc.	7,596	904,532
	Carrier Global Corp.	58,005	1,580,056
	Caterpillar, Inc.	2,630	349,474
	CSX Corp.	1,339	95,524
	Cummins, Inc.	9,487	1,833,458
	Deere & Co.	2,487	438,483
	Delta Air Lines, Inc.	45,864	1,145,224
	Dover Corp.	10,756	1,107,115
	Eaton Corp. P.L.C.	32,845	3,058,855
	Emerson Electric Co.	18,514	1,148,053
	FedEx Corp.	18,335	3,087,614
	Fortive Corp.	7,159	502,490
	Fortune Brands Home & Security, Inc.	10,974	839,511
	General Dynamics Corp.	7,608	1,116,398
	General Electric Co.	118,649	720,199
	Howmet Aerospace, Inc.	53,719	793,967
	Hubbell, Inc.	2,640	356,321
*	Ingersoll Rand, Inc.	11,753	371,277
	ITT, Inc.	400	23,092
	Jacobs Engineering Group, Inc.	6,798	580,209
*	JetBlue Airways Corp.	31,532	326,041
	Johnson Controls International P.L.C.	28,914	1,112,611
	Kansas City Southern	12,742	2,189,713
	Knight-Swift Transportation Holdings, Inc.	2,600	113,074
	L3Harris Technologies, Inc.	1,884	317,134
	ManpowerGroup, Inc.	2,465	169,567
	Nielsen Holdings P.L.C.	30,931	446,334
	Norfolk Southern Corp.	20,596	3,958,757
	nVent Electric P.L.C.	1	18
	Oshkosh Corp.	2,714	213,646
	Otis Worldwide Corp.	27,602	1,731,750
	Owens Corning	11,648	704,355
	PACCAR, Inc.	20,001	1,701,685
	Parker-Hannifin Corp.	5,787	1,035,410
	Pentair P.L.C.	17,893	766,715
	Quanta Services, Inc.	11,715	468,249
	Raytheon Technologies Corp.	63,398	3,593,399
	Republic Services, Inc.	28,633	2,498,229
	Roper Technologies, Inc.	500	216,225
*	Sensata Technologies Holding P.L.C.	13,985	531,150
	Snap-on, Inc.	6,398	933,276
	Southwest Airlines Co.	38,846	1,199,953
	Stanley Black & Decker, Inc.	17,942	2,750,867
*	Teledyne Technologies, Inc.	100	30,670
	Textron, Inc.	32,300	1,128,562

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Trane Technologies P.L.C.	21,041	$2,353,857
*	United Airlines Holdings, Inc.	35,543	1,115,339
*	United Rentals, Inc.	8,299	1,289,416
	Westinghouse Air Brake Technologies Corp.	6,704	416,922
#*	XPO Logistics, Inc.	14,263	1,070,010
	Xylem, Inc.	4,400	321,112
TOTAL INDUSTRIALS			56,879,961
INFORMATION TECHNOLOGY — (11.0%)
	Amdocs, Ltd.	15,020	932,742
	Analog Devices, Inc.	11,557	1,327,321
*	Arrow Electronics, Inc.	9,787	700,945
	Avnet, Inc.	1,297	34,656
	Broadcom, Inc.	152	48,146
*	CACI International, Inc., Class A	200	41,564
*	Ciena Corp.	6,476	385,387
	Cisco Systems, Inc.	416	19,594
	Cognizant Technology Solutions Corp., Class A	39,424	2,693,448
	Corning, Inc.	83,722	2,595,382
	Dolby Laboratories, Inc., Class A	99	6,890
	DXC Technology Co.	10,899	195,201
	Fidelity National Information Services, Inc.	24,620	3,602,152
*	Fiserv, Inc.	10,113	1,009,176
*	Flex, Ltd.	17,133	196,858
	Global Payments, Inc.	5,042	897,577
	Hewlett Packard Enterprise Co.	169,352	1,671,504
	HP, Inc.	106,724	1,876,208
	Intel Corp.	334,002	15,941,915
*	IPG Photonics Corp.	430	76,974
	Jabil, Inc.	1,501	52,325
	Juniper Networks, Inc.	24,251	615,490
	Lam Research Corp.	1,304	491,817
	Leidos Holdings, Inc.	15,477	1,472,791
	Marvell Technology Group, Ltd.	24,933	909,307
	Microchip Technology, Inc.	3,777	384,234
*	Micron Technology, Inc.	97,428	4,876,759
*	ON Semiconductor Corp.	44,344	913,486
*	Qorvo, Inc.	12,403	1,589,444
	Skyworks Solutions, Inc.	9,782	1,424,064
	SS&C Technologies Holdings, Inc.	23,811	1,369,133
	SYNNEX Corp.	1,952	243,493
	TE Connectivity, Ltd.	21,909	1,951,435
*	Trimble, Inc.	5,577	248,232
	Western Digital Corp.	22,527	970,914
*	Xerox Holdings Corp.	28,577	475,807
TOTAL INFORMATION TECHNOLOGY			52,242,371
MATERIALS — (6.7%)
	Air Products & Chemicals, Inc.	6,186	1,773,093
	Albemarle Corp.	11,079	913,574
*	Amcor, P.L.C.	77,242	795,593
*	Arconic Corp.	13,429	218,758
	Ashland Global Holdings, Inc.	1	75
	Celanese Corp.	7,464	725,501
	CF Industries Holdings, Inc.	24,426	765,267
*	Corteva, Inc.	17,233	492,175
*	Dow, Inc.	50,979	2,093,198
	DuPont de Nemours, Inc.	20,374	1,089,602

VA U.S. Large Value Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
Eastman Chemical Co.	19,127	$1,427,448
FMC Corp.	1,049	111,246
Freeport-McMoRan, Inc.	103,786	1,340,915
Huntsman Corp.	3,937	72,835
International Flavors & Fragrances, Inc.	1,536	193,459
International Paper Co.	44,945	1,563,637
Linde P.L.C.	15,931	3,904,847
LyondellBasell Industries NV, Class A	16,339	1,021,514
Martin Marietta Materials, Inc.	6,984	1,446,945
Mosaic Co. (The)	12,779	172,133
Newmont Corp.	48,934	3,386,233
Nucor Corp.	45,259	1,898,615
Packaging Corp. of America	10,295	989,555
PPG Industries, Inc.	799	86,012
Reliance Steel & Aluminum Co.	8,693	854,174
Royal Gold, Inc.	2,190	306,447
Sonoco Products Co.	2,845	147,200
Steel Dynamics, Inc.	28,855	790,916
Valvoline, Inc.	16,013	328,587
Vulcan Materials Co.	14,560	1,709,635
Westlake Chemical Corp.	7,520	409,840
WestRock Co.	26,354	707,868
TOTAL MATERIALS		31,736,897
REAL ESTATE — (0.3%)
* CBRE Group, Inc., Class A	18,928	829,236
* Howard Hughes Corp. (The)	807	42,924
Jones Lang LaSalle, Inc.	5,582	552,116
TOTAL REAL ESTATE		1,424,276
UTILITIES — (0.4%)
MDU Resources Group, Inc.	6,027	126,446
NRG Energy, Inc.	17,305	585,082
Vistra Corp.	55,822	1,041,639
TOTAL UTILITIES		1,753,167
TOTAL COMMON STOCKS		473,886,625
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	7,082	39,660
TOTAL INVESTMENT SECURITIES (Cost $438,495,413)		473,926,285

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	963,817	963,817
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	37,800	437,385
TOTAL INVESTMENTS — (100.0%)
(Cost $439,896,357)^^			$475,327,487

VA U.S. Large Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$59,015,089	—	—	$59,015,089
Consumer Discretionary	28,008,826	—	—	28,008,826
Consumer Staples	25,459,462	—	—	25,459,462
Energy	40,386,477	—	—	40,386,477
Financials	91,777,710	—	—	91,777,710
Health Care	85,202,389	—	—	85,202,389
Industrials	56,879,961	—	—	56,879,961
Information Technology	52,242,371	—	—	52,242,371
Materials	31,736,897	—	—	31,736,897
Real Estate	1,424,276	—	—	1,424,276
Utilities	1,753,167	—	—	1,753,167
Rights/Warrants
Energy	—	$39,660	—	39,660
Temporary Cash Investments	963,817	—	—	963,817
Securities Lending Collateral	—	437,385	—	437,385
TOTAL	$474,850,442	$477,045	—	$475,327,487

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (6.1%)
	Alumina, Ltd.	56,579	$61,351
*	AMP, Ltd.	78,722	81,910
	Aurizon Holdings, Ltd.	79,484	253,470
	Australia & New Zealand Banking Group, Ltd.	224,620	2,852,829
#	Bendigo & Adelaide Bank, Ltd.	48,477	237,981
	BlueScope Steel, Ltd.	71,685	573,292
	Boral, Ltd.	113,281	289,781
	Cleanaway Waste Management, Ltd.	54,030	80,162
	Crown Resorts, Ltd.	12,352	78,969
	Fortescue Metals Group, Ltd.	126,416	1,573,526
	Harvey Norman Holdings, Ltd.	80,981	214,084
	Incitec Pivot, Ltd.	181,641	238,093
	Lendlease Corp., Ltd.	50,973	414,083
	Mineral Resources, Ltd.	6,104	112,398
	National Australia Bank, Ltd.	180,006	2,247,209
	Newcrest Mining, Ltd.	17,963	457,622
	Oil Search, Ltd.	193,312	398,996
	Origin Energy, Ltd.	92,720	355,013
	QBE Insurance Group, Ltd.	58,353	408,674
	Qube Holdings, Ltd.	113,779	219,854
	Santos, Ltd.	210,616	786,716
	Seven Group Holdings, Ltd.	8,452	102,271
	South32, Ltd.	491,056	720,988
	Suncorp Group, Ltd.	118,844	725,881
	Tabcorp Holdings, Ltd.	91,547	231,506
	Westpac Banking Corp.	271,300	3,257,979
#	Westpac Banking Corp., Sponsored ADR	11,850	143,978
	Woodside Petroleum, Ltd.	64,914	923,475
	Worley, Ltd.	14,874	86,308
TOTAL AUSTRALIA			18,128,399
AUSTRIA — (0.1%)
	Raiffeisen Bank International AG	10,880	187,156
BELGIUM — (0.8%)
	Ageas SA	12,339	461,916
	KBC Group NV	14,235	811,628
	Solvay SA	7,374	572,320
	UCB SA	3,632	466,682
TOTAL BELGIUM			2,312,546
CANADA — (8.3%)
#	AltaGas, Ltd.	4,104	51,413
#	Bank of Montreal	36,573	2,000,873
	Bank of Montreal	22,673	1,258,805
#	Bank of Nova Scotia (The)	40,278	1,654,181
	Bank of Nova Scotia (The)	26,574	1,092,723
	Barrick Gold Corp.	2,390	69,071
	Barrick Gold Corp.	22,130	639,778
	Cameco Corp.	21,467	218,105
	Canadian Imperial Bank of Commerce	27,656	1,914,622
	Canadian Imperial Bank of Commerce	8,249	572,068
	Canadian Natural Resources, Ltd.	123,705	2,184,630
	Cenovus Energy, Inc.	2,300	10,234

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cenovus Energy, Inc.	42,100	$187,766
	Element Fleet Management Corp.	12,245	102,754
	Fairfax Financial Holdings, Ltd.	2,494	781,427
	First Quantum Minerals, Ltd.	34,196	288,998
	Great-West Lifeco, Inc.	8,514	150,518
	Husky Energy, Inc.	31,188	100,355
	iA Financial Corp., Inc.	13,274	466,069
	Imperial Oil, Ltd.	6,100	95,409
	Imperial Oil, Ltd.	19,463	304,207
*	Kinross Gold Corp.	154,184	1,438,874
#*	Kinross Gold Corp.	56,400	528,468
	Lundin Mining Corp.	66,620	373,026
	Magna International, Inc.	1,900	87,819
	Magna International, Inc.	41,970	1,937,755
#	Manulife Financial Corp.	8,272	110,853
#	Manulife Financial Corp.	93,419	1,253,683
	Nutrien, Ltd.	6,630	215,910
	Nutrien, Ltd.	28,855	940,371
	Onex Corp.	3,695	164,247
	Pembina Pipeline Corp.	6,605	160,766
	Sun Life Financial, Inc.	8,891	346,482
	Suncor Energy, Inc.	45,346	713,307
	Suncor Energy, Inc.	87,240	1,374,902
	Teck Resources, Ltd., Class B	7,400	74,970
	Teck Resources, Ltd., Class B	65,338	661,874
	TMX Group, Ltd.	107	10,938
	Wheaton Precious Metals Corp.	1,633	88,596
	Yamana Gold, Inc.	27,100	176,020
	Yamana Gold, Inc.	9,814	63,889
TOTAL CANADA			24,866,756
DENMARK — (2.5%)
	AP Moller - Maersk A.S., Class A	143	169,776
	AP Moller - Maersk A.S., Class B	96	123,593
	Carlsberg A.S., Class B	7,124	1,052,140
*	Danske Bank A.S.	21,852	353,913
*	Demant A.S.	6,848	212,581
	DSV Panalpina A.S.	9,641	1,319,231
*	Genmab A.S.	1,955	672,924
	GN Store Nord A.S.	2,941	180,857
	H Lundbeck A.S.	7,719	281,435
	Novozymes A.S., Class B	11,608	694,382
	Rockwool International A.S., Class A	30	8,794
	Rockwool International A.S., Class B	680	219,377
	Tryg A.S.	4,084	120,177
	Vestas Wind Systems A.S.	16,721	2,143,381
TOTAL DENMARK			7,552,561
FINLAND — (0.8%)
#	Fortum Oyj	27,231	552,702
#	Nokia Oyj	20,679	99,262
*	Nordea Bank Abp	100,535	776,541
*	Nordea Bank Abp	41,177	317,103
	Stora Enso Oyj, Class R	44,580	559,109
	UPM-Kymmene Oyj	2,662	71,058
TOTAL FINLAND			2,375,775

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (9.3%)
*	Amundi SA	1,413	$107,504
	Arkema SA	7,145	743,331
*	Atos SE	9,983	853,638
#	AXA SA	58,603	1,175,792
*	BNP Paribas SA	51,999	2,097,835
	Bollore SA	60,491	202,968
*	Bouygues SA	26,110	922,377
	Capgemini SE	6,207	805,013
	Carrefour SA	65,349	1,038,586
*	Cie de Saint-Gobain	54,149	2,003,244
	Cie Generale des Etablissements Michelin SCA	20,054	2,076,914
*	CNP Assurances	14,800	179,759
*	Credit Agricole SA	26,596	256,007
*	Dassault Aviation SA	100	82,003
*	Eiffage SA	5,027	439,324
	Electricite de France SA	53,134	538,065
*	Engie SA	81,674	1,087,993
#*	EssilorLuxottica SA	2,832	377,208
*	Faurecia SE	2,232	86,195
#	Iliad SA	1,592	311,350
*	Natixis SA	57,730	141,207
	Orange SA	133,175	1,560,928
*	Peugeot SA	69,936	1,124,201
	Publicis Groupe SA	17,290	552,866
*	Renault SA	19,726	468,793
	Sanofi	760	79,798
*	SCOR SE	5,129	132,005
	SES SA	13,379	94,638
*	Societe Generale SA	61,031	939,592
	Total SE	167,429	6,336,133
#	TOTAL SE, Sponsored ADR	6,491	244,451
	Valeo SA	25,223	647,282
*	Worldline SA	220	18,927
TOTAL FRANCE			27,725,927
GERMANY — (6.8%)
	Allianz SE	17,399	3,609,845
	BASF SE	35,755	1,972,463
	Bayer AG	19,654	1,305,684
	Bayerische Motoren Werke AG	29,120	1,862,237
*	Commerzbank AG	33,694	173,159
	Continental AG	10,738	1,037,278
	Covestro AG	16,810	652,352
	Daimler AG	92,360	4,038,350
*	Deutsche Bank AG	47,302	425,362
*	Deutsche Bank AG	47,848	426,804
	Evonik Industries AG	14,921	403,109
	Hapag-Lloyd AG	1,750	96,352
	HeidelbergCement AG	14,794	820,999
	METRO AG	7,044	64,265
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,973	522,990
	RWE AG	26,209	987,932
*	Talanx AG	4,970	180,925
	Telefonica Deutschland Holding AG	116,895	318,955
	Uniper SE	22,602	780,292
	United Internet AG	1,471	66,749
#*	Volkswagen AG	3,115	484,981
TOTAL GERMANY			20,231,083

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (2.5%)
	Bank of East Asia, Ltd. (The)	18,141	$41,316
	BOC Aviation, Ltd.	18,500	107,086
	BOC Hong Kong Holdings, Ltd.	46,500	129,645
	Cathay Pacific Airways, Ltd.	63,000	42,538
	CK Asset Holdings, Ltd.	184,000	1,021,691
	CK Hutchison Holdings, Ltd.	176,012	1,149,322
	CK Infrastructure Holdings, Ltd.	24,500	127,758
	Guoco Group, Ltd.	7,000	95,353
	Hang Lung Properties, Ltd.	129,000	316,483
	Henderson Land Development Co., Ltd.	68,255	255,447
	Kerry Properties, Ltd.	57,000	135,637
	MTR Corp., Ltd.	67,160	333,761
	New World Development Co., Ltd.	137,460	671,186
	Sino Land Co., Ltd.	226,492	274,437
	SJM Holdings, Ltd.	197,000	222,287
	Sun Hung Kai Properties, Ltd.	95,362	1,159,773
	Swire Pacific, Ltd., Class A	51,500	253,594
	Swire Pacific, Ltd., Class B	92,500	81,926
	WH Group, Ltd.	838,000	745,952
	Wharf Holdings, Ltd. (The)	138,635	235,530
	Wharf Real Estate Investment Co., Ltd.	53,000	187,453
	Xinyi Glass Holdings, Ltd.	48,000	70,423
TOTAL HONG KONG			7,658,598
IRELAND — (0.6%)
	CRH P.L.C.	3,847	140,063
	CRH P.L.C., Sponsored ADR	27,136	987,479
*	Flutter Entertainment P.L.C.	3,444	521,828
*	Flutter Entertainment P.L.C.	1,258	188,382
TOTAL IRELAND			1,837,752
ISRAEL — (0.4%)
	Bank Hapoalim BM	40,457	244,115
	Bank Leumi Le-Israel BM	52,588	266,589
	Harel Insurance Investments & Financial Services, Ltd.	2,950	19,562
	Isracard, Ltd.	3,362	7,773
	Israel Discount Bank, Ltd., Class A	84,573	260,028
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	28,650	330,621
TOTAL ISRAEL			1,128,688
ITALY — (1.8%)
#	Eni SpA	84,662	754,153
*	Fiat Chrysler Automobiles NV	108,100	1,098,987
#*	Fiat Chrysler Automobiles NV	24,506	248,736
*	Intesa Sanpaolo SpA	645,595	1,315,945
	Mediobanca Banca di Credito Finanziario SpA	18,386	148,486
	Telecom Italia SpA	1,601,899	649,659
	Telecom Italia SpA	480,955	193,335
	Telecom Italia SpA, Sponsored ADR	18,000	71,460
#*	UniCredit SpA	88,315	810,548
TOTAL ITALY			5,291,309
JAPAN — (21.6%)
	AEON Financial Service Co., Ltd.	9,900	74,753
	AGC, Inc.	21,000	590,328
	Air Water, Inc.	14,300	185,408
	Aisin Seiki Co., Ltd.	16,400	473,653

VA International Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Alfresa Holdings Corp.	12,800	$262,110
Alps Alpine Co., Ltd.	17,000	214,303
Amada Co., Ltd.	24,400	163,978
Aozora Bank, Ltd.	6,400	102,380
Asahi Kasei Corp.	75,200	540,922
Bank of Kyoto, Ltd. (The)	2,500	91,721
Bridgestone Corp.	19,000	559,655
Brother Industries, Ltd.	16,000	249,027
Canon Marketing Japan, Inc.	6,700	126,408
Canon, Inc.	8,800	141,614
Chiba Bank, Ltd. (The)	30,300	138,830
Chugoku Bank, Ltd. (The)	4,700	40,481
Coca-Cola Bottlers Japan Holdings, Inc.	9,400	140,242
Concordia Financial Group, Ltd.	57,500	170,497
Credit Saison Co., Ltd.	9,900	92,691
Dai Nippon Printing Co., Ltd.	14,500	315,024
Daicel Corp.	28,800	192,600
Dai-ichi Life Holdings, Inc.	44,200	521,401
Daiwa House Industry Co., Ltd.	9,900	218,465
Daiwa Securities Group, Inc.	116,000	515,068
DeNA Co., Ltd.	2,800	31,586
Denka Co., Ltd.	5,400	129,864
Denso Corp.	23,200	858,228
Dentsu Group, Inc.	20,000	446,204
DIC Corp.	8,000	192,597
Dowa Holdings Co., Ltd.	4,900	143,797
Ebara Corp.	9,400	223,297
ENEOS Holdings, Inc.	211,827	742,795
Fuji Media Holdings, Inc.	1,800	15,856
FUJIFILM Holdings Corp.	6,400	286,224
Fukuoka Financial Group, Inc.	9,200	133,801
Fukuyama Transporting Co., Ltd.	3,000	104,084
Fuyo General Lease Co., Ltd.	200	11,321
Glory, Ltd.	2,300	50,136
Hachijuni Bank, Ltd. (The)	15,000	55,725
Hankyu Hanshin Holdings, Inc.	18,700	535,570
Haseko Corp.	17,600	207,944
Heiwa Corp.	5,200	87,124
Hino Motors, Ltd.	25,600	147,618
Hitachi Capital Corp.	6,000	144,330
Hitachi Construction Machinery Co., Ltd.	8,500	246,313
Hitachi Metals, Ltd.	16,800	219,294
Hitachi, Ltd.	45,300	1,356,918
Honda Motor Co., Ltd.	108,400	2,642,776
Ibiden Co., Ltd.	6,000	162,523
Idemitsu Kosan Co., Ltd.	18,100	377,035
IHI Corp.	8,900	110,945
Iida Group Holdings Co., Ltd.	14,400	222,881
Inpex Corp.	78,700	449,221
Isetan Mitsukoshi Holdings, Ltd.	13,100	59,775
Isuzu Motors, Ltd.	53,500	436,373
ITOCHU Corp.	33,800	741,110
Itoham Yonekyu Holdings, Inc.	9,300	56,112
Iyo Bank, Ltd. (The)	12,500	73,953
Izumi Co., Ltd.	1,100	42,411
J Front Retailing Co., Ltd.	24,500	141,678
Japan Post Holdings Co., Ltd.	29,400	200,796
JFE Holdings, Inc.	47,800	313,754
JGC Holdings Corp.	6,800	68,803

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JSR Corp.	12,800	$279,108
	JTEKT Corp.	25,600	170,374
	Kajima Corp.	40,900	449,288
	Kamigumi Co., Ltd.	6,400	116,805
	Kandenko Co., Ltd.	8,900	69,758
	Kaneka Corp.	7,200	170,143
	Kawasaki Heavy Industries, Ltd.	15,400	210,004
	Kinden Corp.	7,000	108,508
	Komatsu, Ltd.	28,700	563,866
	Konica Minolta, Inc.	47,400	125,556
	K's Holdings Corp.	13,800	177,163
#	Kuraray Co., Ltd.	35,100	343,685
	Kyocera Corp.	6,000	334,142
	Kyushu Financial Group, Inc.	5,550	22,683
	Lintec Corp.	400	9,333
	LIXIL Group Corp.	23,100	308,335
	Mabuchi Motor Co., Ltd.	2,700	81,048
	Maeda Road Construction Co., Ltd.	2,400	43,637
	Marubeni Corp.	65,800	302,938
	Mazda Motor Corp.	56,800	327,666
	Mebuki Financial Group, Inc.	28,540	63,489
	Medipal Holdings Corp.	8,800	161,160
	Mitsubishi Chemical Holdings Corp.	105,400	566,295
	Mitsubishi Corp.	52,600	1,059,878
	Mitsubishi Gas Chemical Co., Inc.	16,700	265,252
	Mitsubishi Heavy Industries, Ltd.	21,200	493,188
	Mitsubishi Logistics Corp.	2,599	70,195
	Mitsubishi Materials Corp.	11,500	235,111
	Mitsubishi Motors Corp.	69,100	136,161
	Mitsubishi UFJ Financial Group, Inc.	386,000	1,446,465
	Mitsubishi UFJ Lease & Finance Co., Ltd.	46,200	196,113
	Mitsui & Co., Ltd.	36,100	539,698
	Mitsui Chemicals, Inc.	19,900	378,727
	Mitsui Fudosan Co., Ltd.	30,700	479,963
	Mitsui OSK Lines, Ltd.	10,600	174,460
	Mizuho Financial Group, Inc.	736,200	897,463
	MS&AD Insurance Group Holdings, Inc.	16,650	418,382
	Nagase & Co., Ltd.	7,600	87,607
	NEC Corp.	11,100	621,883
	NGK Insulators, Ltd.	19,900	247,316
	NGK Spark Plug Co., Ltd.	14,700	197,692
	NH Foods, Ltd.	9,100	399,962
	NHK Spring Co., Ltd.	19,400	109,175
	Nikon Corp.	29,700	207,645
	Nippo Corp.	5,000	132,605
	Nippon Express Co., Ltd.	7,600	361,297
	Nippon Kayaku Co., Ltd.	6,000	58,858
	Nippon Paper Industries Co., Ltd.	8,000	100,747
#	Nippon Shokubai Co., Ltd.	3,200	159,058
	Nippon Steel Corp.	41,818	342,881
	Nippon Yusen K.K.	14,500	188,673
	Nipro Corp.	7,700	82,445
	Nissan Motor Co., Ltd.	143,300	490,167
	Nitto Denko Corp.	1,000	56,680
	NOK Corp.	9,000	98,039
	Nomura Holdings, Inc.	113,200	532,739
	Nomura Real Estate Holdings, Inc.	12,900	213,273
	NSK, Ltd.	35,700	240,319
	Obayashi Corp.	70,100	625,880

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oji Holdings Corp.	93,000	$390,286
	ORIX Corp.	72,600	785,177
	Panasonic Corp.	86,100	745,744
	Rengo Co., Ltd.	20,300	152,697
	Resona Holdings, Inc.	74,000	242,592
	Ricoh Co., Ltd.	64,300	414,076
	Rohm Co., Ltd.	3,500	224,748
	Sankyo Co., Ltd.	1,800	45,028
	SBI Holdings, Inc.	6,500	136,870
	Sega Sammy Holdings, Inc.	3,400	38,330
	Seibu Holdings, Inc.	13,200	117,974
	Seiko Epson Corp.	27,200	288,565
	Seino Holdings Co., Ltd.	7,900	97,231
	Sekisui Chemical Co., Ltd.	12,400	168,792
#	Sekisui House, Ltd.	29,100	531,475
	Seven & I Holdings Co., Ltd.	700	21,154
	Shimamura Co., Ltd.	1,900	132,123
	Shimizu Corp.	58,900	422,232
	Shinsei Bank, Ltd.	5,500	62,135
	Shizuoka Bank, Ltd. (The)	13,000	84,425
	Showa Denko K.K.	10,600	219,761
	SoftBank Group Corp.	60,800	3,834,843
	Sojitz Corp.	89,970	188,727
	Sompo Holdings, Inc.	18,997	626,031
	Subaru Corp.	31,600	596,842
	Sumitomo Chemical Co., Ltd.	160,700	463,719
	Sumitomo Corp.	48,500	538,822
	Sumitomo Dainippon Pharma Co., Ltd.	900	11,240
	Sumitomo Electric Industries, Ltd.	71,600	799,959
	Sumitomo Forestry Co., Ltd.	11,400	127,457
	Sumitomo Heavy Industries, Ltd.	12,100	235,769
	Sumitomo Metal Mining Co., Ltd.	18,300	550,090
	Sumitomo Mitsui Financial Group, Inc.	65,900	1,756,000
	Sumitomo Mitsui Trust Holdings, Inc.	11,503	295,329
	Sumitomo Realty & Development Co., Ltd.	5,900	150,462
	Sumitomo Rubber Industries, Ltd.	17,500	145,589
	Suzuken Co., Ltd.	5,100	181,418
	Suzuki Motor Corp.	11,000	360,948
	T&D Holdings, Inc.	51,000	419,806
	Taiheiyo Cement Corp.	12,600	273,456
	Taisei Corp.	10,600	364,109
	Taisho Pharmaceutical Holdings Co., Ltd.	1,300	73,864
	Takeda Pharmaceutical Co., Ltd.	3,167	114,857
	TDK Corp.	2,400	267,209
	Teijin, Ltd.	18,500	267,172
	THK Co., Ltd.	1,400	32,984
	Toda Corp.	12,000	76,976
	Toho Holdings Co., Ltd.	1,700	29,111
	Tokai Carbon Co., Ltd.	13,400	116,912
	Tokio Marine Holdings, Inc.	1,400	59,115
	Tokyo Tatemono Co., Ltd.	17,400	185,971
	Tokyu Fudosan Holdings Corp.	70,500	269,419
	Toppan Printing Co., Ltd.	10,000	149,914
	Toray Industries, Inc.	106,900	462,723
	Tosoh Corp.	26,000	348,975
	Toyo Seikan Group Holdings, Ltd.	11,800	129,251
	Toyo Tire Corp	7,100	94,469
	Toyoda Gosei Co., Ltd.	6,400	125,494
	Toyota Boshoku Corp.	5,200	60,832

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Industries Corp.	5,900	$299,739
	Toyota Motor Corp.	113,770	6,753,835
	Toyota Tsusho Corp.	16,600	421,033
	TS Tech Co., Ltd.	4,700	119,217
	Tsumura & Co.	2,200	54,824
	Ube Industries, Ltd.	10,600	173,121
	Yamada Denki Co., Ltd.	40,900	177,449
	Yamaguchi Financial Group, Inc.	2,800	16,534
	Yamaha Motor Co., Ltd.	25,400	370,384
	Yamazaki Baking Co., Ltd.	1,400	23,492
	Yokohama Rubber Co., Ltd. (The)	11,900	152,215
	Zeon Corp.	13,700	131,743
TOTAL JAPAN			64,744,177
NETHERLANDS — (4.3%)
	ABN AMRO Bank NV	22,292	185,153
#	Aegon NV	127,305	373,053
*	ArcelorMittal SA	9,639	106,717
*	ArcelorMittal SA	29,743	326,277
#	Coca-Cola European Partners P.L.C.	6,942	281,257
	Heineken NV	10,796	1,045,659
#	ING Groep NV, Sponsored ADR	18,092	124,835
	ING Groep NV	114,815	800,591
#*	Just Eat Takeaway.com NV	2,870	309,722
	Koninklijke Ahold Delhaize NV	114,386	3,294,428
	Koninklijke DSM NV	17,896	2,739,267
*	Koninklijke Philips NV	35,168	1,817,162
*	Koninklijke Philips NV	2,694	139,444
	Koninklijke Vopak NV	6,815	372,561
	NN Group NV	15,454	565,649
	Randstad NV	11,237	541,257
TOTAL NETHERLANDS			13,023,032
NEW ZEALAND — (0.2%)
	Auckland International Airport, Ltd.	61,071	260,335
	Chorus, Ltd.	23,120	114,235
	EBOS Group, Ltd.	11,230	162,753
	Fletcher Building, Ltd.	58,153	130,720
*	Fonterra Co-operative Group, Ltd.	4,334	11,006
	Mainfreight, Ltd.	1,030	32,192
	Ryman Healthcare, Ltd.	6,929	61,502
TOTAL NEW ZEALAND			772,743
NORWAY — (0.8%)
	Austevoll Seafood ASA	496	4,192
*	DNB ASA	64,001	983,014
	Equinor ASA	28,322	424,636
*	Norsk Hydro ASA	127,154	359,175
*	SpareBank 1 SR-Bank ASA	10,821	85,821
*	Storebrand ASA	27,367	149,762
*	Subsea 7 SA	23,150	177,346
	Yara International ASA	7,693	324,521
TOTAL NORWAY			2,508,467
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	40,541	0

VA International Value Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	EDP Renovaveis SA	12,643	$206,609
TOTAL PORTUGAL			206,609
SINGAPORE — (1.0%)
	CapitaLand, Ltd.	225,500	455,113
	City Developments, Ltd.	40,600	243,138
	Frasers Property, Ltd.	23,600	19,965
	Hongkong Land Holdings, Ltd.	54,500	207,601
	Jardine Cycle & Carriage, Ltd.	8,400	123,166
	Keppel Corp., Ltd.	182,400	718,272
	Olam International, Ltd.	53,900	52,484
	Oversea-Chinese Banking Corp., Ltd.	81,998	513,616
	Singapore Airlines, Ltd.	167,500	417,839
	United Industrial Corp., Ltd.	13,400	20,442
	UOL Group, Ltd.	23,399	113,342
	Yangzijiang Shipbuilding Holdings, Ltd.	26,700	17,892
TOTAL SINGAPORE			2,902,870
SPAIN — (1.7%)
	ACS Actividades de Construccion y Servicios SA	2,668	61,888
	Banco Bilbao Vizcaya Argentaria SA	267,112	831,712
#	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	70,783	217,304
	Banco de Sabadell SA	408,414	140,183
*	Banco Santander SA	1,437,562	3,082,812
	CaixaBank SA	92,943	199,925
	Naturgy Energy Group SA	10,100	187,941
	Repsol SA	34,471	271,831
TOTAL SPAIN			4,993,596
SWEDEN — (3.0%)
#	BillerudKorsnas AB	15,047	240,392
	Boliden AB	27,615	754,115
*	Dometic Group AB	16,857	164,569
	Getinge AB, Class B	15,745	380,314
*	Holmen AB, Class B	9,624	331,684
	Husqvarna AB, Class B	10,631	101,739
	ICA Gruppen AB	4,635	227,686
	Intrum AB	6,391	153,224
	Millicom International Cellular SA	5,562	167,413
*	Pandox AB	3,484	43,983
*	Peab AB, Class B	13,729	128,863
*	Saab AB, Class B	4,297	138,831
*	Skandinaviska Enskilda Banken AB, Class A	102,385	990,583
	SKF AB, Class B	35,749	661,815
*	SSAB AB, Class A	9,099	26,880
*	SSAB AB, Class B	36,937	105,017
*	Svenska Cellulosa AB SCA, Class A	318	3,878
#*	Svenska Cellulosa AB SCA, Class B	40,820	495,752
*	Svenska Handelsbanken AB, Class A	51,702	487,574
*	Swedbank AB, Class A	37,607	610,672
	Telia Co. AB	175,120	682,395
*	Trelleborg AB, Class B	21,385	332,122
*	Volvo AB, Class A	12,038	207,805
*	Volvo AB, Class B	84,059	1,452,689
TOTAL SWEDEN			8,889,995

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (10.4%)
	ABB, Ltd.	108,819	$2,732,810
	Adecco Group AG	18,991	897,398
#*	Alcon, Inc.	10,147	608,593
*	Alcon, Inc.	3,741	226,115
	Baloise Holding AG	3,212	490,070
	Banque Cantonale Vaudoise	1,130	118,403
	Barry Callebaut AG	25	52,058
	Chocoladefabriken Lindt & Spruengli AG	4	342,957
	Cie Financiere Richemont SA	31,128	1,932,461
	Clariant AG	4,035	76,264
	Credit Suisse Group AG	50,891	542,715
	Credit Suisse Group AG, Sponsored ADR	11,064	116,836
	Helvetia Holding AG	490	44,407
	Julius Baer Group, Ltd.	18,443	809,646
	LafargeHolcim, Ltd.	23,361	1,105,219
	LafargeHolcim, Ltd.	8,340	389,283
	Lonza Group AG	5,527	3,456,227
	Novartis AG, Sponsored ADR	61,155	5,023,272
	Novartis AG	22,184	1,827,235
	Swatch Group AG (The)	2,302	482,608
	Swatch Group AG (The)	4,275	170,518
	Swiss Life Holding AG	2,132	779,121
	Swiss Prime Site AG	2,133	194,665
	Swiss Re AG	8,472	668,518
	Swisscom AG	2,547	1,353,897
	UBS Group AG	128,899	1,518,530
#*	UBS Group AG	61,485	718,145
	Vifor Pharma AG	2,717	383,497
	Zurich Insurance Group AG	11,124	4,113,685
TOTAL SWITZERLAND			31,175,153
UNITED KINGDOM — (12.0%)
	3i Group P.L.C.	50,719	583,800
	Anglo American P.L.C.	78,278	1,894,960
	Antofagasta P.L.C.	5,469	72,715
	Aviva P.L.C.	443,489	1,525,184
	Barclays P.L.C., Sponsored ADR	196,242	1,028,308
	Barratt Developments P.L.C.	82,987	551,254
	Bellway P.L.C.	1,357	44,937
	BP P.L.C., Sponsored ADR	99,837	2,200,405
	BP P.L.C.	561,605	2,033,855
#	British American Tobacco P.L.C., Sponsored ADR	14,611	490,199
	British American Tobacco P.L.C.	89,371	2,953,561
	BT Group P.L.C.	192,682	247,587
	Carnival P.L.C.	7,140	77,223
	DS Smith P.L.C.	8,131	27,496
	Glencore P.L.C.	759,106	1,737,254
	GVC Holdings P.L.C.	10,609	91,815
	HSBC Holdings P.L.C., Sponsored ADR	132,381	2,998,430
	Informa P.L.C.	11,550	54,765
	Investec P.L.C.	57,703	113,035
	J Sainsbury P.L.C.	209,983	511,800
	Kingfisher P.L.C.	188,068	594,312
	Lloyds Banking Group P.L.C.	3,121,380	1,063,487
#	Lloyds Banking Group P.L.C., ADR	608,371	803,050
	M&G P.L.C.	162,928	340,999
	Melrose Industries P.L.C.	147,173	162,511
	Natwest Group P.L.C.	23,998	33,050
#	Natwest Group P.L.C., Sponsored ADR	91,424	252,330

VA International Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Ninety One P.L.C.	28,851	$81,226
	Pearson P.L.C.	12,532	86,110
	Pearson P.L.C., Sponsored ADR	18,039	126,273
	Phoenix Group Holdings P.L.C.	29,956	257,241
	Royal Dutch Shell P.L.C., Sponsored ADR, Class A	53,422	1,592,510
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	166,484	4,711,497
	Royal Dutch Shell P.L.C., Class B	36,847	517,201
	Standard Chartered P.L.C.	99,248	496,227
	Standard Life Aberdeen P.L.C.	126,012	410,146
	Tesco P.L.C.	6,559	18,512
	Vodafone Group P.L.C.	1,569,855	2,359,254
	Vodafone Group P.L.C., Sponsored ADR	63,098	959,087
*	Whitbread P.L.C.	9,298	264,005
	Wm Morrison Supermarkets P.L.C.	223,236	541,509
	WPP P.L.C.	120,592	894,346
TOTAL UNITED KINGDOM			35,803,466
UNITED STATES — (0.0%)
#	Ovintiv, Inc.	14,354	139,094
TOTAL COMMON STOCKS			284,455,752
PREFERRED STOCKS — (1.2%)
GERMANY — (1.2%)
	Bayerische Motoren Werke AG	5,480	278,510
	Porsche Automobil Holding SE	7,818	442,522
*	Volkswagen AG	18,370	2,688,946
TOTAL GERMANY			3,409,978
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	40,090	2,302
TOTAL INVESTMENT SECURITIES (Cost $352,982,157)			287,868,032

			Value†
SECURITIES LENDING COLLATERAL — (3.7%)
@§	The DFA Short Term Investment Fund	964,805	11,163,757
TOTAL INVESTMENTS — (100.0%)
(Cost $364,140,988)^^			$299,031,789
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$143,978	$17,984,421	—	$18,128,399
Austria	—	187,156	—	187,156
Belgium	—	2,312,546	—	2,312,546
Canada	24,866,756	—	—	24,866,756
Denmark	—	7,552,561	—	7,552,561
Finland	—	2,375,775	—	2,375,775
France	244,451	27,481,476	—	27,725,927

VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	$426,804	$19,804,279	—	$20,231,083
Hong Kong	—	7,658,598	—	7,658,598
Ireland	987,479	850,273	—	1,837,752
Israel	330,621	798,067	—	1,128,688
Italy	320,196	4,971,113	—	5,291,309
Japan	—	64,744,177	—	64,744,177
Netherlands	590,556	12,432,476	—	13,023,032
New Zealand	—	772,743	—	772,743
Norway	—	2,508,467	—	2,508,467
Portugal	—	206,609	—	206,609
Singapore	—	2,902,870	—	2,902,870
Spain	217,304	4,776,292	—	4,993,596
Sweden	—	8,889,995	—	8,889,995
Switzerland	6,466,846	24,708,307	—	31,175,153
United Kingdom	15,162,089	20,641,377	—	35,803,466
United States	139,094	—	—	139,094
Preferred Stocks
Germany	—	3,409,978	—	3,409,978
Rights/Warrants
Hong Kong	—	2,302	—	2,302
Securities Lending Collateral	—	11,163,757	—	11,163,757
TOTAL	$49,896,174	$249,135,615	—	$299,031,789

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRALIA — (6.3%)
*	3P Learning, Ltd.	16,910	$12,626
	A2B Australia, Ltd.	9,538	6,034
	Accent Group, Ltd.	35,134	34,897
	Adairs, Ltd.	9,893	17,451
	Adbri, Ltd.	41,040	64,470
#*	Alkane Resources, Ltd.	52,288	46,379
	Alliance Aviation Services, Ltd.	13,267	29,392
	ALS, Ltd.	27,968	169,560
	AMA Group, Ltd.	67,163	24,983
#*	Amaysim Australia, Ltd.	36,044	16,437
#	AP Eagers, Ltd.	18,350	105,418
	ARB Corp., Ltd.	8,492	116,217
#*	Ardent Leisure Group, Ltd.	72,872	16,937
	Asaleo Care, Ltd.	38,434	26,070
#	AUB Group, Ltd.	8,931	83,400
	Aurelia Metals, Ltd.	107,681	42,213
	Austal, Ltd.	53,523	126,387
#*	Australian Agricultural Co., Ltd.	47,194	34,347
	Australian Finance Group, Ltd.	24,189	28,989
	Australian Pharmaceutical Industries, Ltd.	52,628	41,649
#*	Australian Strategic Materials, Ltd.	10,457	9,488
	Auswide Bank, Ltd.	3,989	12,918
	AVJennings, Ltd.	30,044	12,329
	Baby Bunting Group, Ltd.	11,255	27,931
	Bank of Queensland, Ltd.	60,906	257,707
	Bapcor, Ltd.	49,670	222,725
*	BAWAG Group AG	4,948	181,648
	Beach Energy, Ltd.	60,067	60,199
	Bega Cheese, Ltd.	32,619	104,187
	Bendigo & Adelaide Bank, Ltd.	13,926	68,365
	Bingo Industries, Ltd.	65,946	90,607
	Blackmores, Ltd.	1,759	88,359
#*	Blue Sky Alternative Investments, Ltd.	3,762	93
	Boral, Ltd.	14,327	36,650
	Bravura Solutions, Ltd.	27,141	80,962
	Breville Group, Ltd.	11,239	207,282
	Brickworks, Ltd.	8,872	103,602
	BWX, Ltd.	10,882	30,373
#*	Byron Energy, Ltd.	58,539	7,329
	Capitol Health, Ltd.	65,386	10,266
#*	Cardno, Ltd.	35,915	8,238
#*	Carnarvon Petroleum, Ltd.	130,441	17,183
	Carsales.com, Ltd.	23,675	309,505
	Cedar Woods Properties, Ltd.	8,866	32,248
#	Challenger, Ltd.	25,671	79,157
*	Champion Iron, Ltd.	15,408	30,913
	Citadel Group, Ltd. (The)	6,304	16,275
#	City Chic Collective, Ltd.	14,481	35,290
	Class, Ltd.	7,230	6,939
	Cleanaway Waste Management, Ltd.	60,885	90,333
*	ClearView Wealth, Ltd.	24,888	6,747
#	Clinuvel Pharmaceuticals, Ltd.	4,767	75,189
	Clover Corp., Ltd.	15,168	24,054
	Codan, Ltd.	17,350	101,247
#	Collection House, Ltd.	19,602	11,397

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Collins Foods, Ltd.	15,075	$101,910
#*	Cooper Energy, Ltd.	248,890	66,512
#	Corporate Travel Management, Ltd.	7,738	48,405
	Costa Group Holdings, Ltd.	44,436	94,418
	Credit Corp. Group, Ltd.	8,086	108,791
	CSR, Ltd.	67,630	168,617
*	CuDeco, Ltd.	4,262	134
*	Dacian Gold, Ltd.	9,935	2,341
	Data#3, Ltd.	15,953	64,418
	Decmil Group, Ltd.	89,284	3,471
	Dicker Data, Ltd.	5,356	29,032
	Domain Holdings Australia, Ltd.	28,461	67,002
	Downer EDI, Ltd.	42,560	124,454
#*	Eclipx Group, Ltd.	44,716	43,908
	Elanor Investor Group	2,855	2,119
	Elders, Ltd.	21,313	155,851
#*	Electro Optic Systems Holdings, Ltd.	7,654	30,316
#*	Emeco Holdings, Ltd.	37,392	27,086
*	EML Payments, Ltd.	28,088	62,748
	EQT Holdings, Ltd.	2,000	36,774
	Estia Health, Ltd.	28,335	29,404
#	EVENT Hospitality and Entertainment, Ltd.	9,512	50,440
#*	FAR, Ltd.	910,908	8,445
*	Fleetwood Corp., Ltd.	9,756	10,603
#	FlexiGroup, Ltd.	35,882	32,000
	Flight Centre Travel Group, Ltd.	7,528	57,128
#	Freedom Foods Group, Ltd.	11,266	24,227
	G8 Education, Ltd.	106,766	61,420
#*	Galaxy Resources, Ltd.	39,774	31,202
*	Gascoyne Resources, Ltd.	29,553	154
	Genworth Mortgage Insurance Australia, Ltd.	33,243	40,215
*	Gold Road Resources, Ltd.	79,307	106,763
*	GrainCorp, Ltd., Class A	31,517	83,458
	GUD Holdings, Ltd.	11,742	93,693
#	GWA Group, Ltd.	32,056	65,164
	Hansen Technologies, Ltd.	24,768	51,814
	Healius, Ltd.	74,640	173,020
	Helloworld Travel, Ltd.	7,031	7,891
*	Highfield Resources, Ltd.	21,161	6,044
#	HT&E, Ltd.	38,557	32,977
	HUB24, Ltd.	6,363	60,932
	IGO, Ltd.	57,749	190,083
	Iluka Resources, Ltd.	30,177	195,814
	Imdex, Ltd.	48,773	46,133
	Infigen Energy	164,306	107,720
	Infomedia, Ltd.	33,864	44,697
#	Inghams Group, Ltd.	30,805	72,590
*	Intega Group, Ltd.	35,915	7,973
	Integral Diagnostics, Ltd.	18,392	48,694
#	Integrated Research, Ltd.	11,699	33,971
#	InvoCare, Ltd.	15,669	106,797
#	IOOF Holdings, Ltd.	40,436	131,227
	IPH, Ltd.	24,078	127,594
	IRESS, Ltd.	17,496	128,533
	IVE Group, Ltd.	8,273	4,651
	Japara Healthcare, Ltd.	25,811	8,794
	Johns Lyng Group, Ltd.	6,936	11,932
#	Jumbo Interactive, Ltd.	3,461	26,798
#	Jupiter Mines, Ltd.	181,844	38,252

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Karoon Energy, Ltd.	79,446	$40,277
*	Kingsgate Consolidated, Ltd.	11,507	4,646
	Kogan.com, Ltd.	4,224	50,251
	Lifestyle Communities, Ltd.	11,551	71,297
	Link Administration Holdings, Ltd.	47,115	133,798
#	Lovisa Holdings, Ltd.	6,087	27,512
#*	Lynas Corp., Ltd.	110,772	178,073
	MACA, Ltd.	34,411	22,966
	Macmahon Holdings, Ltd.	161,782	29,406
*	Macquarie Telecom Group, Ltd.	559	18,037
*	Mayne Pharma Group, Ltd.	168,566	47,207
	McMillan Shakespeare, Ltd.	9,141	57,708
	McPherson's, Ltd.	6,747	14,203
*	Medusa Mining, Ltd.	15,386	9,429
#*	Mesoblast, Ltd.	32,924	87,534
#*	Metals X, Ltd.	120,257	7,342
	Metcash, Ltd.	123,655	238,466
	Mineral Resources, Ltd.	16,648	306,554
#	MNF Group, Ltd.	4,922	19,135
	Moelis Australia, Ltd.	2,314	5,442
	Monadelphous Group, Ltd.	10,506	66,322
	Monash IVF Group, Ltd.	28,436	10,634
#	Money3 Corp., Ltd.	25,140	30,449
	Mount Gibson Iron, Ltd.	105,077	53,077
#*	Myer Holdings, Ltd.	91,183	13,262
	MyState, Ltd.	10,891	29,453
	Navigator Global Investments, Ltd.	15,251	14,405
	Netwealth Group, Ltd.	6,704	57,573
	New Energy Solar, Ltd.	13,104	9,584
	New Hope Corp., Ltd.	51,455	48,258
*	NEXTDC, Ltd.	29,772	240,999
	nib holdings, Ltd.	50,683	159,454
#	Nick Scali, Ltd.	5,776	30,209
	Nine Entertainment Co. Holdings, Ltd.	203,828	195,687
	NRW Holdings, Ltd.	65,169	85,054
*	Nufarm, Ltd.	35,467	101,507
	OFX Group, Ltd.	28,697	25,409
	OM Holdings, Ltd.	27,595	6,472
	Omni Bridgeway, Ltd.	29,535	96,650
*	Onevue Holdings, Ltd.	23,091	6,173
	oOh!media, Ltd.	67,577	35,647
#*	Orocobre, Ltd.	2,432	5,178
	Orora, Ltd.	107,433	175,636
	OZ Minerals, Ltd.	45,525	441,860
	Pacific Current Group, Ltd.	4,475	18,149
*	Pact Group Holdings, Ltd.	26,672	40,027
*	Panoramic Resources, Ltd.	218,305	10,514
	Peet, Ltd.	49,105	30,049
	Pendal Group, Ltd.	36,520	150,945
	Perenti Global, Ltd.	95,093	81,418
#	Perpetual, Ltd.	8,711	189,312
*	Perseus Mining, Ltd.	143,232	163,052
*	Pilbara Minerals, Ltd.	31,495	7,928
	Platinum Asset Management, Ltd.	29,052	77,233
#*	Praemium, Ltd.	25,426	7,923
	Premier Investments, Ltd.	12,165	144,845
	Pro Medicus, Ltd.	5,198	88,842
	Propel Funeral Partners, Ltd.	9,914	19,221
	PSC Insurance Group, Ltd.	4,598	8,225

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	PWR Holdings, Ltd.	6,539	$20,456
	Ramelius Resources, Ltd.	72,242	114,200
	Redcape Hotel Group	18,089	8,562
#	Regis Healthcare, Ltd.	16,349	15,459
	Regis Resources, Ltd.	55,259	225,169
*	Reject Shop, Ltd. (The)	1,897	8,320
	Reliance Worldwide Corp., Ltd.	91,108	173,348
*	Resolute Mining, Ltd.	145,629	139,162
#	Rhipe, Ltd.	13,642	18,261
	Ridley Corp., Ltd.	33,998	18,023
*	RPMGlobal Holdings, Ltd.	21,479	14,448
	Salmat, Ltd.	3,642	1,743
	Sandfire Resources, Ltd.	25,456	86,516
*	Saracen Mineral Holdings, Ltd.	119,445	520,654
#	SeaLink Travel Group, Ltd.	12,472	37,708
	Select Harvests, Ltd.	14,912	63,674
*	Senex Energy, Ltd.	191,723	37,207
	Servcorp, Ltd.	6,297	9,340
	Service Stream, Ltd.	41,543	52,973
#*	Seven West Media, Ltd.	118,278	8,364
	SG Fleet Group, Ltd.	9,631	10,373
	Sigma Healthcare, Ltd.	161,490	76,856
*	Silver Lake Resources, Ltd.	101,851	182,301
	Sims, Ltd.	22,597	127,153
	SmartGroup Corp., Ltd.	17,749	76,355
*	SolGold P.L.C.	16,846	5,494
	Southern Cross Media Group, Ltd.	296,480	34,384
	Spark Infrastructure Group	175,172	282,670
#*	SpeedCast International, Ltd.	29,981	12,691
	St Barbara, Ltd.	75,663	185,890
	Star Entertainment Grp, Ltd. (The)	99,549	179,991
	Steadfast Group, Ltd.	90,014	215,930
	Sunland Group, Ltd.	14,139	11,900
	Super Retail Group, Ltd.	21,681	137,034
#*	Superloop, Ltd.	31,577	25,138
#*	Syrah Resources, Ltd.	42,059	10,025
	Tassal Group, Ltd.	33,405	85,872
	Technology One, Ltd.	22,548	135,310
*	Tiger Resources, Ltd.	149,819	28
*	Troy Resources, Ltd.	3,735	242
*	United Malt Grp, Ltd.	36,081	103,488
	Village Roadshow, Ltd.	17,891	27,797
	Virgin Australia Holdings, Ltd.	110,192	0
*	Virgin Australia Holdings, Ltd.	130,547	0
	Virtus Health, Ltd.	12,419	25,804
	Vita Group, Ltd.	20,059	14,685
*	Vocus Group, Ltd.	82,488	170,126
#*	Wagners Holding Co., Ltd.	8,025	5,439
#	Webjet, Ltd.	38,425	76,731
	Western Areas, Ltd.	45,080	77,330
*	Westgold Resources, Ltd.	38,535	66,252
#	Whitehaven Coal, Ltd.	105,831	104,673
	WPP AUNZ, Ltd.	38,883	8,329
TOTAL AUSTRALIA			15,494,941
AUSTRIA — (1.2%)
	Agrana Beteiligungs AG	2,144	44,319
	ANDRITZ AG	7,864	264,029
	AT&S Austria Technologie & Systemtechnik AG	3,883	73,441

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Atrium European Real Estate, Ltd.	20,363	$55,178
*	CA Immobilien Anlagen AG	8,156	255,633
*	DO & CO AG	553	28,515
	EVN AG	5,844	96,287
#*	FACC AG	2,374	14,684
*	Flughafen Wien AG	307	9,275
*	IMMOFINANZ AG	10,232	168,767
	Kapsch TrafficCom AG	757	13,439
#*	Lenzing AG	1,530	71,187
	Mayr Melnhof Karton AG	1,074	166,406
*	Oberbank AG	414	40,898
#	Oesterreichische Post AG	3,336	106,741
*	Palfinger AG	2,245	61,600
#*	POLYTEC Holding AG	1,603	9,496
#*	Porr AG	1,717	27,935
	Raiffeisen Bank International AG	1,658	28,521
#	Rosenbauer International AG	346	12,805
	S IMMO AG	7,081	123,892
*	S&T AG	5,640	152,948
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	36,622
#*	Semperit AG Holding	1,085	21,398
	Strabag SE	1,862	54,898
*	Telekom Austria AG	18,718	140,529
	UBM Development AG	812	26,818
	UNIQA Insurance Group AG	16,188	102,326
*	Vienna Insurance Group AG Wiener Versicherung Gruppe	5,713	127,026
#	voestalpine AG	14,745	326,942
*	Wienerberger AG	10,988	252,870
	Zumtobel Group AG	5,328	40,612
TOTAL AUSTRIA			2,956,037
BELGIUM — (1.4%)
*	Ackermans & van Haaren NV	2,838	364,484
*	AGFA-Gevaert NV	20,629	83,633
*	Argenx SE	569	130,968
	Atenor	533	36,463
	Banque Nationale de Belgique	20	45,420
	Barco NV	9,443	186,032
	Bekaert SA	4,826	93,962
#*	Biocartis NV	3,596	18,786
*	bpost SA	9,364	60,908
#*	Celyad SA	590	5,879
*	Cie d'Entreprises CFE	891	56,576
*	Deceuninck NV	10,393	15,519
	D'ieteren SA	2,791	150,664
	Econocom Group SA	14,168	39,331
#	Elia Group SA	3,600	391,814
	Euronav NV	19,147	185,580
#*	Euronav NV	4,581	44,848
	EVS Broadcast Equipment SA	1,783	32,323
*	Exmar NV	4,511	10,611
	Fagron	5,041	112,737
	Gimv NV	3,200	172,432
*	Greenyard NV	1,806	10,767
	Immobel SA	570	44,010
#	Ion Beam Applications	2,603	22,374
*	Jensen-Group NV	507	12,595
*	Kinepolis Group NV	1,367	48,618
	Lotus Bakeries NV	33	109,250

VA International Small Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Melexis NV	1,773	$151,993
*	Mithra Pharmaceuticals SA	419	8,449
#*	Ontex Group NV	10,163	145,336
	Orange Belgium SA	2,874	48,121
*	Oxurion NV	5,542	18,277
	Picanol	234	13,671
	Recticel SA	4,845	49,058
	Resilux	88	13,000
*	Roularta Media Group NV	455	6,254
	Shurgard Self Storage SA	1,532	60,107
*	Sioen Industries NV	1,297	26,603
*	Sipef NV	638	31,879
	Telenet Group Holding NV	4,078	158,195
*	Tessenderlo Group SA	3,246	96,405
*	Van de Velde NV	716	16,109
*	Viohalco SA	9,200	24,767
TOTAL BELGIUM			3,354,808
CANADA — (9.2%)
*	5N Plus, Inc.	10,900	14,160
	Absolute Software Corp.	7,500	88,693
	Acadian Timber Corp.	500	6,040
*	Advantage Oil & Gas, Ltd.	29,081	34,738
	Aecon Group, Inc.	8,691	91,228
#*	Africa Oil Corp.	54,929	45,520
	AG Growth International, Inc.	1,967	44,085
	AGF Management, Ltd., Class B	10,933	43,179
*	Aimia, Inc.	16,838	39,095
	AirBoss of America Corp.	2,200	40,421
*	Alacer Gold Corp.	39,601	305,999
	Alamos Gold, Inc., Class A	49,532	523,995
#	Alaris Royalty Corp.	5,125	50,812
#*	Alcanna, Inc.	5,866	18,437
#*	Alexco Resource Corp.	7,261	20,654
	Algoma Central Corp.	1,600	12,423
	AltaGas, Ltd.	1,442	18,065
	Altius Minerals Corp.	5,800	44,384
	Altus Group, Ltd.	4,200	133,765
*	Amerigo Resources, Ltd.	14,600	5,668
	Andrew Peller, Ltd., Class A	5,900	37,088
	ARC Resources, Ltd.	50,415	214,164
*	Argonaut Gold, Inc.	29,152	60,940
*	Aritzia, Inc.	8,504	112,566
	Atco, Ltd., Class I	535	16,648
#*	Athabasca Oil Corp.	58,945	7,481
#*	ATS Automation Tooling Systems, Inc.	9,114	117,986
#	AutoCanada, Inc.	2,934	30,776
#	Badger Daylighting, Ltd.	4,309	93,196
#*	Baytex Energy Corp.	66,739	30,892
#	Birchcliff Energy, Ltd.	38,913	34,862
	Bird Construction, Inc.	3,138	16,071
*	Black Diamond Group, Ltd.	2,510	3,242
*	BlackBerry, Ltd.	2,800	13,274
#*	BlackBerry, Ltd.	57,506	272,578
	BMTC Group, Inc.	850	5,749
	Boralex, Inc., Class A	11,076	288,921
	Bridgemarq Real Estate Services	700	6,569
	BRP, Inc.	556	24,898
	Calian Group, Ltd.	600	26,541

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Cameco Corp.	3,862	$39,238
#	Canaccord Genuity Group, Inc.	14,896	86,521
#	Canacol Energy, Ltd.	18,050	47,300
#*	Canada Goose Holdings, Inc.	3,000	66,766
#*	Canada Goose Holdings, Inc.	1,763	39,280
	Canadian Western Bank	12,118	206,272
*	Canfor Corp.	10,200	121,689
	Canfor Pulp Products, Inc.	3,143	12,953
	CanWel Building Materials Group, Ltd.	4,700	20,492
	Capital Power Corp.	13,231	279,842
*	Capstone Mining Corp.	44,912	35,542
	Cardinal Energy, Ltd.	13,363	5,088
	Cascades, Inc.	11,329	129,153
*	Celestica, Inc.	24,395	201,432
	Centerra Gold, Inc.	28,068	352,047
	Cervus Equipment Corp.	1,000	5,301
	CES Energy Solutions Corp.	31,177	21,647
*	China Gold International Resources Corp., Ltd.	43,400	42,446
	CI Financial Corp.	17,228	236,789
#	Cineplex, Inc.	6,952	41,522
#	Clearwater Seafoods, Inc.	1,700	7,488
	Cogeco Communications, Inc.	1,100	83,848
	Cogeco, Inc.	900	54,768
	Colliers International Group, Inc.	3,734	201,970
#	Computer Modelling Group, Ltd.	12,340	45,603
#*	Copper Mountain Mining Corp.	12,235	6,394
	Corby Spirit and Wine, Ltd.	900	10,858
	Corus Entertainment, Inc., Class B	24,296	43,533
#	Crescent Point Energy Corp.	20,700	31,990
#	Crescent Point Energy Corp.	41,343	63,668
*	Crew Energy, Inc.	22,528	4,793
*	CRH Medical Corp.	12,400	29,069
#*	Denison Mines Corp.	76,968	35,627
#*	DIRTT Environmental Solutions	7,700	12,819
	Dorel Industries, Inc., Class B	3,700	26,767
	DREAM Unlimited Corp., Class A	5,325	71,201
	Dundee Precious Metals, Inc.	18,655	140,666
*	Echelon Financial Holdings, Inc.	100	434
	ECN Capital Corp.	41,322	145,612
	E-L Financial Corp., Ltd.	204	106,001
*	Eldorado Gold Corp.	26,734	335,906
#	Element Fleet Management Corp.	42,242	354,474
*	Endeavour Mining Corp.	14,671	395,296
#*	Endeavour Silver Corp.	20,500	89,227
	Enerflex, Ltd.	10,336	38,351
#*	Energy Fuels, Inc.	5,331	9,113
	Enerplus Corp.	27,265	67,376
	Enghouse Systems, Ltd.	4,890	277,129
#	Ensign Energy Services, Inc.	23,650	11,830
*	Equinox Gold Corp.	2,317	27,625
	Equitable Group, Inc.	1,543	89,312
*	ERO Copper Corp.	5,689	68,466
*	Essential Energy Services Trust	11,693	1,178
	Evertz Technologies, Ltd.	3,302	30,741
#	Exchange Income Corp.	943	18,734
	Exco Technologies, Ltd.	4,600	21,842
*	EXFO, Inc.	3,030	12,574
#	Extendicare, Inc.	16,710	70,111
	Fiera Capital Corp.	8,500	65,680

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Finning International, Inc.	16,800	$239,561
	Firm Capital Mortgage Investment Corp.	2,800	24,249
#*	First Majestic Silver Corp.	18,399	245,604
#*	First Mining Gold Corp.	27,500	10,163
	First National Financial Corp.	2,280	58,743
*	Fission Uranium Corp.	56,500	16,451
#*	Fortuna Silver Mines, Inc.	20,248	135,596
*	Fortuna Silver Mines, Inc.	9,900	66,528
	Freehold Royalties, Ltd.	11,649	31,135
#	Frontera Energy Corp.	4,620	9,520
#*	Galiano Gold, Inc.	12,801	23,892
	Gamehost, Inc.	2,000	8,780
*	GDI Integrated Facility Services, Inc.	1,200	27,217
*	Gear Energy, Ltd.	25,800	3,178
#	Genworth MI Canada, Inc.	5,170	128,107
	Gibson Energy, Inc.	16,401	270,115
*	Glacier Media, Inc.	1,800	289
#	GMP Capital, Inc.	2,541	2,295
#	goeasy, Ltd.	1,136	47,655
	GoldMoney, Inc.	6,800	10,915
#*	Gran Tierra Energy, Inc.	52,923	15,014
*	Great Canadian Gaming Corp.	9,600	190,502
	Guardian Capital Group, Ltd., Class A	2,850	44,087
*	Guyana Goldfields, Inc.	20,243	27,203
	Hardwoods Distribution, Inc.	1,904	24,520
*	Headwater Exploration, Inc.	14,100	13,158
*	Heroux-Devtek, Inc.	6,300	44,682
	High Liner Foods, Inc.	2,300	9,513
*	Home Capital Group, Inc.	10,597	178,245
#	Horizon North Logistics, Inc.	4,483	11,782
#	Hudbay Minerals, Inc.	32,692	102,754
	iA Financial Corp., Inc.	600	21,067
*	IAMGOLD Corp.	56,196	280,676
*	IBI Group, Inc.	2,900	12,254
#*	Imperial Metals Corp.	5,000	11,236
	Information Services Corp.	900	11,873
#	Innergex Renewable Energy, Inc.	13,910	238,748
*	Interfor Corp.	7,200	83,587
*	Intertain Group, Ltd. (The)	2,200	19,680
#	Intertape Polymer Group, Inc.	8,944	106,838
	Invesque, Inc.	4,300	9,116
*	IPL Plastics, Inc.	3,348	24,895
*	Ivanhoe Mines, Ltd., Class A	69,262	244,068
#	Jamieson Wellness, Inc.	3,313	95,374
	K-Bro Linen, Inc.	1,500	31,468
#*	Kelt Exploration, Ltd.	15,188	19,390
	Keyera Corp.	5,811	88,329
*	Kinaxis, Inc.	2,617	397,400
*	Kingsway Financial Services, Inc.	600	1,626
*	Knight Therapeutics, Inc.	14,616	75,511
	Labrador Iron Ore Royalty Corp.	7,000	134,100
*	Largo Resources, Ltd.	17,532	13,351
	Lassonde Industries, Inc., Class A	400	48,916
#	Laurentian Bank of Canada	7,200	142,715
	Leon's Furniture, Ltd.	4,500	44,985
	Linamar Corp.	6,205	185,300
	Lucara Diamond Corp.	52,607	22,780
#*	Lundin Gold, Inc.	4,591	40,890
	Magellan Aerospace Corp.	2,400	11,951

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Mainstreet Equity Corp.	600	$30,572
*	Major Drilling Group International, Inc.	10,973	49,890
	Maple Leaf Foods, Inc.	7,325	160,469
	Martinrea International, Inc.	11,210	83,356
*	Mav Beauty Brands, Inc.	2,800	5,038
	Maverix Metals, Inc.	3,200	14,860
*	Maxim Power Corp.	1,300	1,990
#	Medical Facilities Corp.	5,100	14,621
*	MEG Energy Corp.	30,793	81,382
	Melcor Developments, Ltd.	500	2,770
	Methanex Corp.	800	14,800
	Morguard Corp.	600	55,138
	Morneau Shepell, Inc.	5,601	129,963
#	MTY Food Group, Inc.	2,800	60,413
#	Mullen Group, Ltd.	14,988	107,421
*	New Gold, Inc.	90,970	149,415
	NFI Group, Inc.	4,553	50,953
	Norbord, Inc.	3,903	126,935
	Norbord, Inc.	700	22,799
	North American Construction Group, Ltd.	3,900	24,283
	North West Co., Inc. (The)	5,281	117,491
#*	NuVista Energy, Ltd.	29,960	14,539
#*	Obsidian Energy, Ltd.	7,183	3,110
*	OceanaGold Corp.	74,728	195,823
	Osisko Gold Royalties, Ltd.	12,442	145,831
#*	Osisko Mining, Inc.	12,400	39,437
#*	Painted Pony Energy, Ltd.	15,407	5,636
	Pan American Silver Corp.	18,153	678,306
#*	Paramount Resources, Ltd., Class A	8,344	11,712
*	Parex Resources, Inc.	17,840	215,766
	Park Lawn Corp.	3,654	68,336
	Parkland Corp.	2,566	67,567
	Pason Systems, Inc.	8,052	38,413
#	Peyto Exploration & Development Corp.	19,559	29,058
*	Photon Control, Inc.	8,868	15,360
	Pinnacle Renewable Energy, Inc.	2,300	7,864
	Pizza Pizza Royalty Corp.	6,500	41,976
*	Points International, Ltd.	761	7,079
*	Points International, Ltd.	1,750	16,187
	Polaris Infrastructure, Inc.	2,100	22,435
	Pollard Banknote, Ltd.	700	8,294
*	PolyMet Mining Corp.	10,894	5,124
	PrairieSky Royalty, Ltd.	22,200	139,387
*	Precision Drilling Corp.	38,590	24,489
#*	Premier Gold Mines, Ltd.	31,724	64,658
#	Premium Brands Holdings Corp.	3,030	214,042
*	Pretium Resources, Inc.	17,500	165,926
*	Pulse Seismic, Inc.	3,900	2,620
	Quarterhill, Inc.	10,900	16,113
*	Questerre Energy Corp., Class A	14,450	1,187
*	Real Matters, Inc.	5,500	122,364
	Recipe Unlimited Corp.	2,200	16,014
	Reitmans Canada, Ltd., Class A	4,500	252
	Richelieu Hardware, Ltd.	7,769	192,565
	Rocky Mountain Dealerships, Inc.	1,300	4,416
#	Rogers Sugar, Inc.	12,650	45,049
*	Roxgold, Inc.	35,140	43,550
#	Russel Metals, Inc.	8,500	113,845
*	Sabina Gold & Silver Corp.	36,019	58,353

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sandstorm Gold, Ltd.	23,400	$225,361
#	Savaria Corp.	5,600	56,566
*	Seabridge Gold, Inc.	2,000	38,926
	Secure Energy Services, Inc.	20,082	24,738
*	Seven Generations Energy, Ltd., Class A	29,632	81,190
#	ShawCor, Ltd.	7,942	15,713
#	Sienna Senior Living, Inc.	8,177	62,757
*	Sierra Metals, Inc.	5,800	9,266
#*	Sierra Wireless, Inc.	5,200	69,181
	Sleep Country Canada Holdings, Inc.	3,801	54,513
#	SNC-Lavalin Group, Inc.	5,315	84,321
#*	Spin Master Corp.	2,900	54,083
#	Sprott, Inc.	2,598	98,698
#*	SSR Mining, Inc.	18,306	438,704
#	Stantec, Inc.	11,545	371,574
	Stelco Holdings, Inc.	3,500	20,172
	Stella-Jones, Inc.	5,365	162,939
*	Storm Resources, Ltd.	15,193	17,127
*	Stornoway Diamond Corp.	70,900	162
#*	SunOpta, Inc.	9,384	61,511
#	Superior Plus Corp.	20,314	176,986
#	Surge Energy, Inc.	40,298	9,627
*	Tamarack Valley Energy, Ltd.	25,980	15,905
*	Taseko Mines, Ltd.	35,100	22,536
*	TeraGo, Inc.	400	1,789
*	Teranga Gold Corp.	11,800	137,694
#*	Tervita Corp.	742	2,089
	TFI International, Inc.	9,351	405,749
#	Tidewater Midstream and Infrastructure, Ltd.	35,300	21,610
	Timbercreek Financial Corp.	9,052	56,970
*	TMAC Resources, Inc.	1,187	1,329
#	TORC Oil & Gas, Ltd.	20,774	25,901
*	Torex Gold Resources, Inc.	10,710	187,822
#	Toromont Industries, Ltd.	300	16,354
	Total Energy Services, Inc.	6,761	10,599
	Tourmaline Oil Corp.	27,998	284,694
	TransAlta Corp.	35,363	231,274
	TransAlta Renewables, Inc.	15,283	177,995
	Transcontinental, Inc., Class A	13,225	152,446
	TransGlobe Energy Corp.	16,572	9,650
#*	Trevali Mining Corp.	49,000	3,658
#*	Trican Well Service, Ltd.	49,274	33,476
	Tricon Residential, Inc.	19,247	137,946
*	Trisura Group, Ltd.	1,000	59,524
*	Turquoise Hill Resources, Ltd.	29,100	24,332
	Uni-Select, Inc.	6,255	35,771
#	Vermilion Energy, Inc.	9,634	39,271
	Vermilion Energy, Inc.	1,331	5,457
	Wajax Corp.	3,913	27,870
*	Wesdome Gold Mines Ltd.	20,679	211,661
	West Fraser Timber Co., Ltd.	6,637	328,617
	Western Forest Products, Inc.	51,630	40,473
#	Westshore Terminals Investment Corp.	5,642	72,407
#	Whitecap Resources, Inc.	52,199	86,125
#*	WildBrain, Ltd.	12,570	11,074
	Winpak, Ltd.	4,500	157,733
	Yamana Gold, Inc.	79,682	517,551
	Yellow Pages, Ltd.	2,040	12,138

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Zenith Capital Corp.	1,300	$79
TOTAL CANADA			22,403,700
CHINA — (0.1%)
	CITIC Telecom International Holdings, Ltd.	154,000	48,885
*	Hanfeng Evergreen, Inc.	2,400	0
	K Wah International Holdings, Ltd.	85,000	35,873
*	Leyou Technologies Holdings, Ltd.	110,000	43,463
	SITC International Holdings Co., Ltd.	135,000	135,427
	TK Group Holdings, Ltd.	30,000	8,090
TOTAL CHINA			271,738
DENMARK — (2.4%)
*	ALK-Abello A.S.	731	207,418
*	Alm Brand A.S.	9,028	91,968
	Ambu A.S., Class B	11,480	400,808
#*	Bang & Olufsen A.S.	14,001	26,764
#*	Bavarian Nordic A.S.	5,952	183,427
*	Brodrene Hartmann A.S.	204	14,640
#*	Columbus A.S.	6,761	8,424
	D/S Norden A.S.	4,596	69,398
*	DFDS A.S.	3,765	116,876
#*	Drilling Co. of 1972 A.S. (The)	941	21,606
*	FLSmidth & Co. A.S.	4,390	131,011
*	H+H International A.S., Class B	2,539	43,551
#*	ISS A.S.	8,548	131,916
*	Jeudan A.S.	1,140	41,970
*	Jyske Bank A.S.	7,680	244,890
*	Matas A.S.	5,259	52,772
#*	Netcompany Group A.S.	2,108	152,369
*	Nilfisk Holding A.S.	3,104	42,432
*	NKT A.S.	3,029	84,225
#	NNIT A.S.	1,779	33,542
	Pandora A.S.	9,985	635,059
	Per Aarsleff Holding A.S.	2,371	90,802
	Ringkjoebing Landbobank A.S.	3,900	289,997
	Rockwool International A.S., Class A	210	61,558
	Rockwool International A.S., Class B	879	283,577
*	Royal Unibrew A.S.	5,705	577,162
	RTX A.S.	1,421	52,772
	Scandinavian Tobacco Group A.S., Class A	9,592	141,082
	Schouw & Co., A.S.	1,726	141,241
	SimCorp A.S.	5,007	584,642
	Solar A.S., Class B	610	25,044
*	Spar Nord Bank A.S.	9,494	78,220
*	Sydbank A.S.	7,973	151,431
*	Tivoli A.S.	244	26,417
	Topdanmark A.S.	5,999	256,554
#	TORM P.L.C.	4,930	36,745
	United International Enterprises, Ltd.	176	36,220
*	Vestjysk Bank A.S.	113,137	52,009
*	Zealand Pharma A.S.	3,739	131,175
TOTAL DENMARK			5,751,714
FINLAND — (2.7%)
	Ahlstrom-Munksjo Oyj	7,639	118,197
*	Aktia Bank Oyj	6,459	66,039
	Alma Media Oyj	4,469	38,886

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Aspo Oyj	2,685	$18,579
	Atria Oyj	2,491	25,007
*	BasWare Oyj	944	38,842
#*	Bittium Oyj	5,377	40,766
	Cargotec Oyj, Class B	4,700	140,148
*	Caverion Oyj	9,013	67,139
#	Citycon Oyj	9,475	68,855
	Digia Oyj	2,833	17,839
	Enento Group Oyj	1,519	64,433
*	Finnair Oyj	76,560	42,680
#	Fiskars Oyj Abp	4,565	63,785
*	F-Secure Oyj	12,707	44,265
*	HKScan Oyj, Class A	1,550	3,576
*	Huhtamaki Oyj	12,148	541,513
	Kamux Corp.	1,354	13,579
	Kemira Oyj	13,763	182,288
	Kesko Oyj, Class A	6,332	128,964
	Kesko Oyj, Class B	27,889	591,359
	Kojamo Oyj	10,741	266,937
	Konecranes Oyj	8,185	207,929
	Lassila & Tikanoja Oyj	3,659	56,199
#*	Lehto Group Oyj	783	1,263
	Metsa Board Oyj	24,413	191,115
	Metso Outotec Oyj	72,230	466,164
	Neles Oyj	12,166	173,500
	Nokian Renkaat Oyj	15,406	367,556
	Olvi Oyj, Class A	1,876	93,536
	Oriola Oyj, Class A	5,827	13,847
	Oriola Oyj, Class B	16,336	35,510
	Orion Oyj, Class A	2,441	106,303
	Orion Oyj, Class B	11,221	489,562
#*	Outokumpu Oyj	40,666	108,627
*	Pihlajalinna Oyj	563	9,628
	Ponsse Oyj	1,180	34,896
*	QT Group Oyj	1,063	35,290
	Raisio Oyj, Class V	17,176	62,840
	Rapala VMC Oyj	1,900	6,130
#	Revenio Group Oyj	2,269	74,889
	Sanoma Oyj	10,553	118,220
	Terveystalo Oyj	4,456	46,342
	TietoEVRY Oyj	8,366	245,727
	Tikkurila Oyj	4,795	77,892
	Tokmanni Group Corp.	4,417	82,868
	Uponor Oyj	7,321	122,614
	Vaisala Oyj, Class A	1,838	67,451
	Valmet Oyj	15,697	439,772
#	Wartsila Oyj Abp	10,516	87,954
	YIT Oyj	23,039	133,874
TOTAL FINLAND			6,541,174
FRANCE — (3.8%)
	ABC arbitrage	3,292	26,999
#*	Air France-KLM	16,576	68,020
	Akka Technologies	1,514	31,522
	AKWEL	1,182	18,680
	Albioma SA	3,447	154,098
	ALD SA	2,148	21,471
	Altamir	1,905	34,770
*	Alten SA	2,868	224,862

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Amplitude Surgical SAS	1,840	$4,616
	Assystem SA	1,354	34,033
	Aubay	936	36,679
*	Axway Software SA	836	19,420
*	Bastide le Confort Medical	266	12,010
	Beneteau SA	3,904	28,184
	Bigben Interactive	2,306	37,846
	Boiron SA	776	30,485
	Bonduelle SCA	2,134	50,970
	Burelle SA	28	16,278
#*	Casino Guichard Perrachon SA	4,112	113,980
*	Cegedim SA	865	27,855
*	CGG SA	82,253	70,406
#	Chargeurs SA	2,591	43,253
	Cie des Alpes	1,635	28,818
	Cie Plastic Omnium SA	6,434	129,495
*	Coface SA	13,486	106,957
	Derichebourg SA	16,273	47,051
	Devoteam SA	481	55,227
	Electricite de Strasbourg SA	132	17,000
	Elior Group SA	14,729	81,573
*	Elis SA	17,715	215,236
*	Eramet	1,279	34,832
#*	Erytech Pharma SA	1,201	8,831
#	Etablissements Maurel et Prom SA	8,900	17,615
#*	Europcar Mobility Group	14,904	23,154
	Eutelsat Communications SA	21,073	213,104
*	Exel Industries, Class A	184	7,782
*	Faurecia SE	7,316	282,527
*	Fnac Darty SA	1,710	66,949
	Fnac Darty SA	648	25,691
*	Gaumont SA	20	2,484
	Gaztransport Et Technigaz SA	1,809	168,202
*	GL Events	1,343	17,390
*	Groupe Crit	446	24,822
*	Groupe Open	581	10,283
	Guerbet	934	33,039
	Haulotte Group SA	1,014	5,409
*	HEXAOM	440	16,532
*	ID Logistics Group	360	78,626
#	Iliad SA	2,484	485,800
	Imerys SA	2,590	95,961
*	Ingenico Group SA	7,159	1,158,565
	Ipsen SA	192	18,413
	IPSOS	4,374	116,092
	Jacquet Metal Service SA	2,005	25,321
#*	JCDecaux SA	7,005	118,491
	Kaufman & Broad SA	2,328	100,509
*	Korian SA	6,500	266,454
#*	Lagardere SCA	8,053	122,514
	Laurent-Perrier	396	34,968
*	Le Belier	216	9,621
	Lectra	2,658	56,106
	Linedata Services	535	14,959
*	LISI	3,138	70,548
	LNA Sante SA	809	48,813
*	Maisons du Monde SA	4,270	65,381
*	Manitou BF SA	1,600	29,552
	Manutan International	508	32,329

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Mersen SA	2,045	$55,169
*	Metropole Television SA	1,844	22,270
*	Nexans SA	3,620	188,674
	Nexity SA	4,436	151,076
#*	Nicox	2,438	10,610
	NRJ Group	2,200	15,856
#*	Onxeo SA	4,614	3,573
*	Pierre & Vacances SA	633	10,104
	Quadient	5,381	79,556
*	Rallye SA	3,323	22,777
#*	Recylex SA	1,750	3,809
*	Rexel SA	37,300	442,701
	Robertet SA	72	78,471
*	Rothschild & Co.	4,325	110,342
	Rubis SCA	7,180	338,696
	Samse SA	132	19,418
*	Savencia SA	669	38,537
	Seche Environnement SA	536	20,372
	SES SA	4,231	29,929
	Societe BIC SA	2,638	156,281
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	561	36,790
	Societe pour l'Informatique Industrielle	1,084	24,155
*	SOITEC	2,111	250,240
#*	Solocal Group	71,908	8,122
	Somfy SA	929	112,016
*	Sopra Steria Group	1,755	262,064
	SPIE SA	11,608	188,957
*	SRP Groupe SA	2,268	1,778
*	Stef SA	521	39,969
	Synergie SA	1,041	24,520
*	Tarkett SA	4,268	53,235
*	Technicolor SA	783	2,439
*	Television Francaise 1	9,114	52,283
	Thermador Groupe	782	52,347
#	Tikehau Capital SCA	816	21,483
	Total Gabon	95	13,139
	Trigano SA	957	109,228
	Union Financiere de France BQE SA	487	8,906
	Valeo SA	1,654	42,446
#*	Vallourec SA	827	27,553
*	Valneva SE	3,400	18,915
	Vetoquinol SA	354	28,551
	Vicat SA	2,705	89,120
	VIEL & Cie SA	4,347	25,878
	Vilmorin & Cie SA	883	51,876
*	Virbac SA	475	103,702
*	X-Fab Silicon Foundries SE	3,158	11,257
TOTAL FRANCE			9,154,653
GERMANY — (5.7%)
	1&1 Drillisch AG	4,302	113,935
	7C Solarparken AG	3,348	13,968
*	Aareal Bank AG	10,627	194,452
#*	ADO Properties SA	8,511	239,677
*	ADVA Optical Networking SE	7,540	62,845
*	AIXTRON SE	10,522	129,024
	All for One Group SE	139	7,120
*	Allgeier SE	979	50,301
*	Amadeus Fire AG	661	76,384

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Atoss Software AG	412	$49,942
	Aurubis AG	4,525	301,786
	Basler AG	633	43,990
*	Bauer AG	2,210	24,268
	BayWa AG	2,474	77,678
	Bechtle AG	2,918	567,908
	Bertrandt AG	1,118	41,652
	bet-at-home.com AG	393	15,235
*	Bijou Brigitte AG	711	21,478
	Bilfinger SE	4,751	82,969
	Borussia Dortmund GmbH & Co. KGaA	9,378	61,792
	CANCOM SE	3,477	209,109
*	CECONOMY AG	16,100	57,378
*	CENIT AG	1,323	15,229
*	Centrotec SE	672	11,151
	Cewe Stiftung & Co. KGAA	818	92,028
*	comdirect bank AG	4,102	66,419
*	Commerzbank AG	42,290	217,335
	CompuGroup Medical SE & Co. KgaA	2,769	241,695
#*	Corestate Capital Holding SA	1,975	42,099
	CropEnergies AG	3,994	42,868
*	CTS Eventim AG & Co. KGaA	5,751	228,289
	Deutsche Beteiligungs AG	2,003	74,557
*	Deutsche EuroShop AG	5,432	80,527
*	Deutsche Pfandbriefbank AG	25,131	159,206
*	Deutz AG	17,619	88,279
	DIC Asset AG	7,097	91,818
	DMG Mori AG	641	30,516
	Dr Hoenle AG	579	31,234
*	Draegerwerk AG & Co. KGaA	307	24,107
#	Duerr AG	6,410	175,594
	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,128	59,722
#*	EDAG Engineering Group AG	1,225	8,735
	Elmos Semiconductor SE	1,388	34,020
#*	ElringKlinger AG	4,625	28,042
	Energiekontor AG	790	24,158
*	Fielmann AG	2,791	203,349
	First Sensor AG	880	40,941
	Freenet AG	16,464	281,015
	Fuchs Petrolub SE	3,026	103,051
	GEA Group AG	16,713	603,266
	Gerresheimer AG	4,083	469,704
	Gesco AG	1,167	21,094
	GFT Technologies SE	1,914	23,738
	Grand City Properties SA	12,674	301,722
*	GRENKE AG	513	38,858
#*	H&R GmbH & Co. KGaA	1,853	12,400
	Hamburger Hafen und Logistik AG	3,521	60,812
	Hawesko Holding AG	116	5,326
#*	Heidelberger Druckmaschinen AG	28,620	23,977
	Hella GmbH & Co KGaA	4,140	180,823
	HolidayCheck Group AG	3,303	4,287
	Hornbach Baumarkt AG	2,445	89,859
	Hornbach Holding AG & Co. KGaA	1,832	176,286
	Hugo Boss AG	6,984	190,244
*	Hypoport SE	277	129,954
*	Indus Holding AG	2,484	84,848
*	Instone Real Estate Group AG	5,335	136,740
	IVU Traffic Technologies AG	1,595	29,294

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Jenoptik AG	6,077	$152,288
*	JOST Werke AG	1,440	52,658
#	K+S AG	26,378	174,971
	KION Group AG	427	32,634
*	Kloeckner & Co. SE	8,520	53,797
*	Koenig & Bauer AG	1,558	34,003
	Krones AG	1,902	115,558
	KSB SE & Co. KGaA	31	9,515
	KWS Saat SE & Co., KGaA	1,165	90,264
*	Lanxess AG	10,424	540,648
*	Leifheit AG	1,317	41,921
#*	Leoni AG	4,291	35,239
	LPKF Laser & Electronics AG	2,232	57,777
#*	Manz AG	726	17,956
*	Medigene AG	1,273	7,710
	METRO AG	6,713	61,245
	MLP SE	9,703	59,562
	New Work SE	300	98,752
	Nexus AG	1,759	87,676
*	Nordex SE	10,174	105,325
	Norma Group SE	3,611	100,441
*	OHB SE	819	39,050
	Patrizia AG	7,419	203,367
	Pfeiffer Vacuum Technology AG	787	157,858
	PNE AG	11,501	68,059
*	ProSiebenSat.1 Media SE	24,316	252,392
	PSI Software AG	1,437	35,817
*	PVA TePla AG	1,745	22,129
#	QSC AG	12,522	19,220
	Rheinmetall AG	5,414	511,874
*	Rocket Internet SE	9,151	198,573
*	SAF-Holland SE	7,645	51,706
*	Salzgitter AG	6,237	84,679
*	Schaltbau Holding AG	369	11,594
	Secunet Security Networks AG	157	37,129
*	SGL Carbon SE	6,333	23,377
#*	Shop Apotheke Europe NV	1,008	150,837
	Siltronic AG	2,238	204,172
*	Sixt SE	1,387	102,626
*	SMA Solar Technology AG	2,032	59,506
	Software AG	5,783	268,830
	Stabilus SA	2,641	132,934
	STRATEC SE	656	76,902
#	Stroeer SE & Co. KGaA	2,858	195,698
	Suedzucker AG	9,712	162,097
*	SUESS MicroTec SE	2,434	35,345
	Surteco Group SE	1,107	27,637
	TAG Immobilien AG	16,544	435,014
*	Takkt AG	5,172	63,695
*	Technotrans SE	1,129	19,737
*	Tele Columbus AG	3,055	12,603
#*	Thyssenkrupp AG	28,438	221,046
	Traffic Systems SE	408	15,484
	United Internet AG	556	25,230
#*	Varta AG	1,124	126,070
	VERBIO Vereinigte BioEnergie AG	4,297	53,475
*	Vossloh AG	1,437	64,901
*	Wacker Chemie AG	1,917	173,921
*	Wacker Neuson SE	3,888	69,006

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Washtec AG	972	$40,101
	Wuestenrot & Wuerttembergische AG	3,125	52,637
TOTAL GERMANY			13,958,375
HONG KONG — (2.0%)
	Aeon Credit Service Asia Co., Ltd.	12,000	8,274
	Allied Group, Ltd.	13,600	112,417
	Allied Properties HK, Ltd.	219,416	54,099
	APAC Resources, Ltd.	9,853	1,209
*	Apollo Future Mobility Group, Ltd.	136,000	8,161
	Asia Financial Holdings, Ltd.	54,874	25,682
	Asia Standard International Group, Ltd.	98,940	11,370
	Asiasec Properties, Ltd.	30,000	4,602
	ASM Pacific Technology, Ltd.	1,600	18,060
#	Associated International Hotels, Ltd.	28,000	50,029
	BOCOM International Holdings Co., Ltd.	44,000	5,739
	BOE Varitronix, Ltd.	82,009	22,343
	Bright Smart Securities & Commodities Group, Ltd.	86,000	21,333
*	Brightoil Petroleum Holdings, Ltd.	248,000	9,001
*	Burwill Holdings, Ltd.	302,000	518
	Cafe de Coral Holdings, Ltd.	42,000	84,174
*	Camsing International Holding, Ltd.	40,000	1,123
	Century City International Holdings, Ltd.	183,340	9,938
	Chen Hsong Holdings	30,000	6,703
	Chevalier International Holdings, Ltd.	4,000	4,999
*	China Baoli Technologies Holdings, Ltd.	145,000	331
*	China Energy Development Holdings, Ltd.	652,000	12,701
	China Motor Bus Co., Ltd.	2,400	28,681
	China New Higher Education Group, Ltd.	35,000	24,305
	China Star Entertainment, Ltd.	180,000	37,828
*	China Strategic Holdings, Ltd.	1,321,250	10,066
*	China Tonghai International Financial, Ltd.	130,000	4,000
	Chinese Estates Holdings, Ltd.	61,500	40,644
	Chong Hing Bank, Ltd.	21,000	24,195
	Chow Sang Sang Holdings International, Ltd.	58,000	61,827
	Chuang's Consortium International, Ltd.	100,000	12,638
	CMBC Capital Holdings, Ltd.	570,000	10,288
#	Convenience Retail Asia, Ltd.	50,000	23,860
#*	Convoy Global Holdings, Ltd.	516,000	2,084
	Cowell e Holdings, Inc.	47,000	20,398
	Cross-Harbour Holdings, Ltd. (The)	43,826	61,093
	CSI Properties, Ltd.	859,543	26,392
*	CST Group, Ltd.	2,064,000	6,897
	Dah Sing Banking Group, Ltd.	52,928	47,851
	Dah Sing Financial Holdings, Ltd.	17,806	49,206
	Dickson Concepts International, Ltd.	14,500	8,616
*	eForce Holdings, Ltd.	696,000	9,079
*	Emperor Capital Group, Ltd.	270,000	5,621
	Emperor Entertainment Hotel, Ltd.	40,000	5,681
	Emperor International Holdings, Ltd.	140,333	22,103
*	ENM Holdings, Ltd.	144,000	13,197
*	Esprit Holdings, Ltd.	257,250	30,582
	Fairwood Holdings, Ltd.	10,500	22,497
	Far East Consortium International, Ltd.	161,876	48,044
*	FIH Mobile, Ltd.	401,000	44,468
	First Pacific Co., Ltd.	402,000	83,929
#*	Genting Hong Kong, Ltd.	30,000	1,918
	Get Nice Holdings, Ltd.	1,197,000	26,114
	Giordano International, Ltd.	160,000	23,561

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Glorious Sun Enterprises, Ltd.	72,000	$7,803
*	Gold-Finance Holdings, Ltd.	88,000	153
*	Goodbaby International Holdings, Ltd.	129,000	21,477
*	GR Properties, Ltd.	16,000	2,808
	Great Eagle Holdings, Ltd.	27,225	61,632
*	G-Resources Group, Ltd.	2,577,000	16,288
#	Guotai Junan International Holdings, Ltd.	322,400	45,826
#	Haitong International Securities Group, Ltd.	325,191	87,818
	Hang Lung Group, Ltd.	72,000	174,240
	Hanison Construction Holdings, Ltd.	27,198	3,580
*	Hao Tian Development Group, Ltd.	202,400	7,826
	Harbour Centre Development, Ltd.	13,500	13,549
	HKBN, Ltd.	76,000	140,394
*	HKBridge Financial Holdings, Ltd.	82,000	5,302
	HKR International, Ltd.	100,386	40,038
	Hong Kong Ferry Holdings Co., Ltd.	23,000	17,204
*	Hong Kong Finance Investment Holding Group, Ltd.	102,000	8,685
	Hongkong & Shanghai Hotels, Ltd. (The)	69,883	57,297
	Hongkong Chinese, Ltd.	90,000	7,847
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	162,000	26,541
	Hysan Development Co., Ltd.	64,000	176,811
	International Housewares Retail Co., Ltd.	41,000	11,693
#*	IRC, Ltd.	258,000	3,296
	IT, Ltd.	54,000	6,973
	Jacobson Pharma Corp., Ltd.	56,000	8,103
	Johnson Electric Holdings, Ltd.	39,875	73,386
	Kerry Logistics Network, Ltd.	61,000	99,986
	Kerry Properties, Ltd.	54,500	129,688
	Kingston Financial Group, Ltd.	36,000	3,302
	Kowloon Development Co., Ltd.	41,000	43,683
	Lai Sun Development Co., Ltd.	30,608	32,746
	Lai Sun Garment International, Ltd.	9,067	9,199
*	Landing International Development, Ltd.	133,200	4,181
#	Landsea Green Properties Co., Ltd.	180,000	15,332
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	91,000	11,179
*	Lerthai Group, Ltd.	24,000	12,693
	Lifestyle International Holdings, Ltd.	55,000	44,604
	Lippo China Resources, Ltd.	586,000	10,736
	Liu Chong Hing Investment, Ltd.	30,000	25,434
	L'Occitane International SA	32,250	54,243
	Luk Fook Holdings International, Ltd.	38,000	81,513
	Lung Kee Bermuda Holdings	26,000	7,046
*	Macau Legend Development, Ltd.	293,000	37,823
	Magnificent Hotel Investment, Ltd.	336,000	4,463
	Man Wah Holdings, Ltd.	182,400	207,165
	Mason Group Holdings, Ltd.	2,829,598	14,995
	Melco International Development, Ltd.	73,000	137,810
	Miramar Hotel & Investment	21,000	33,713
	Modern Dental Group, Ltd.	43,000	7,333
#*	NewOcean Energy Holdings, Ltd.	110,000	10,089
*	Nimble Holdings Co., Ltd.	28,000	1,861
	NWS Holdings, Ltd.	35,000	27,130
	OP Financial, Ltd.	116,000	15,880
	Oriental Watch Holdings	56,000	14,159
	Oshidori International Holdings, Ltd.	700,200	87,718
	Pacific Andes International Holdings, Ltd.	126,000	445
	Pacific Basin Shipping, Ltd.	633,000	77,723
	Pacific Textiles Holdings, Ltd.	114,000	53,281

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Paliburg Holdings, Ltd.	26,000	$6,135
*	PC Partner Group, Ltd.	30,000	5,969
	Perfect Shape Medical, Ltd.	60,000	23,188
	Pico Far East Holdings, Ltd.	96,000	12,636
	Polytec Asset Holdings, Ltd.	99,100	9,216
	Public Financial Holdings, Ltd.	24,000	5,889
	Regal Hotels International Holdings, Ltd.	29,000	10,668
	Regina Miracle International Holdings, Ltd.	43,000	12,371
	Sa Sa International Holdings, Ltd.	134,833	19,522
#	SEA Holdings, Ltd.	50,046	39,155
	Shangri-La Asia, Ltd.	100,000	72,355
	Shenwan Hongyuan HK, Ltd.	25,000	3,420
	Shun Ho Property Investments, Ltd.	5,544	1,267
	Shun Tak Holdings, Ltd.	190,000	68,451
	Sing Tao News Corp., Ltd.	14,000	2,744
	SmarTone Telecommunications Holdings, Ltd.	43,000	22,457
	Soundwill Holdings, Ltd.	4,000	3,512
	Stella International Holdings, Ltd.	55,000	53,491
#*	Summit Ascent Holdings, Ltd.	92,000	5,708
	Sun Hung Kai & Co., Ltd.	74,464	28,751
	SUNeVision Holdings, Ltd.	55,000	41,112
	TAI Cheung Holdings, Ltd.	37,000	23,403
	Television Broadcasts, Ltd.	43,600	50,815
	Texwinca Holdings, Ltd.	112,000	15,902
*	TOM Group, Ltd.	244,000	43,313
#*	Town Health International Medical Group, Ltd.	330,000	5,493
	Tradelink Electronic Commerce, Ltd.	58,000	6,663
	Transport International Holdings, Ltd.	28,465	52,969
	United Laboratories International Holdings, Ltd. (The)	77,000	71,867
	Upbest Group, Ltd.	148,000	16,799
	Value Partners Group, Ltd.	104,000	52,402
	Valuetronics Holdings, Ltd.	29,800	12,397
	Vitasoy International Holdings, Ltd.	38,000	144,460
	VPower Group International Holdings, Ltd.	25,000	9,974
#	VSTECS Holdings, Ltd.	89,600	52,668
	VTech Holdings, Ltd.	14,400	78,123
	Wai Kee Holdings, Ltd.	52,000	25,465
	Wang On Group, Ltd.	260,000	2,348
	Wing On Co. International, Ltd.	14,000	31,798
	Wing Tai Properties, Ltd.	56,000	30,595
#	YT Realty Group, Ltd.	16,896	4,789
#	Yue Yuen Industrial Holdings, Ltd.	85,500	135,701
#*	Zhaobangji Properties Holdings, Ltd.	192,000	27,748
TOTAL HONG KONG			4,997,901
IRELAND — (0.3%)
*	Bank of Ireland Group P.L.C.	26,761	55,598
	C&C Group P.L.C.	32,729	98,937
	Cairn Homes P.L.C	55,311	55,351
*	Datalex P.L.C.	874	257
*	FBD Holdings P.L.C.	1,308	9,847
*	FBD Holdings P.L.C.	2,754	21,565
	Glanbia P.L.C.	20,395	247,595
	Greencore Group P.L.C.	81,783	136,406
	Irish Continental Group P.L.C.	12,783	49,937
	Irish Continental Group P.L.C.	3,760	14,718
	Kenmare Resources P.L.C.	255	650

VA International Small Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings P.L.C.	10,745	$6,161
TOTAL IRELAND			697,022
ISRAEL — (1.3%)
#	Adgar Investment and Development, Ltd.	4,144	4,456
*	Afcon Holdings, Ltd.	210	7,263
*	AFI Properties, Ltd.	2,436	54,923
	Africa Israel Residences, Ltd.	409	12,068
*	Allot, Ltd.	3,228	38,467
	Alrov Properties and Lodgings, Ltd.	854	19,958
	Arad, Ltd.	731	10,668
*	Arko Holdings, Ltd.	48,828	25,535
	Ashtrom Group, Ltd.	3,639	43,026
	Ashtrom Properties, Ltd.	4,487	16,818
	Atreyu Capital Markets, Ltd.	628	10,268
	AudioCodes, Ltd.	2,455	89,848
*	Azorim-Investment Development & Construction Co., Ltd.	21,056	37,077
	Bayside Land Corp.	103	63,315
*	Bet Shemesh Engines Holdings 1997, Ltd.	859	14,981
	Big Shopping Centers, Ltd.	632	45,257
	Blue Square Real Estate, Ltd.	808	30,438
*	Brack Capital Properties NV	328	23,260
	Camtek, Ltd.	1,575	23,906
	Carasso Motors, Ltd.	2,736	7,892
*	Cellcom Israel, Ltd.	7,200	28,227
	Cellcom Israel, Ltd.	4,034	15,652
*	Clal Insurance Enterprises Holdings, Ltd.	4,243	36,953
*	Compugen, Ltd.	6,673	94,620
	Danel Adir Yeoshua, Ltd.	595	61,581
	Delek Automotive Systems, Ltd.	4,148	19,664
	Delta-Galil Industries, Ltd.	1,324	13,769
*	Dor Alon Energy in Israel 1988, Ltd.	633	11,219
*	El Al Israel Airlines	28,107	5,192
	Electra Consumer Products 1970, Ltd.	1,818	47,364
#*	Electra Real Estate, Ltd.	1,694	7,142
	Electra, Ltd.	177	81,900
*	Energix-Renewable Energies, Ltd.	15,856	71,310
*	Enlight Renewable Energy, Ltd.	62,108	109,256
*	Equital, Ltd.	2,435	42,678
	FMS Enterprises Migun, Ltd.	605	15,169
	Formula Systems 1985, Ltd.	1,241	109,855
	Fox Wizel, Ltd.	1,280	47,804
*	Gilat Satellite Networks, Ltd.	4,321	23,803
*	Hadera Paper, Ltd.	335	11,178
*	Hamlet Israel-Canada, Ltd.	463	7,688
	Harel Insurance Investments & Financial Services, Ltd.	10,849	71,941
*	Hilan, Ltd.	1,842	82,873
	IDI Insurance Co., Ltd.	657	14,993
*	IES Holdings, Ltd.	230	9,490
	Inrom Construction Industries, Ltd.	10,041	34,588
	Israel Canada T.R, Ltd.	14,745	17,637
	Israel Land Development - Urban Renewal, Ltd.	1,020	6,410
	Isras Investment Co., Ltd.	192	26,841
*	Issta Lines, Ltd.	538	5,327
#*	Itamar Medical, Ltd.	24,372	20,980
*	Kamada, Ltd.	3,545	29,384
	Kenon Holdings, Ltd.	2,532	52,187
	Kerur Holdings, Ltd.	747	23,071
	Magic Software Enterprises, Ltd.	3,180	38,128

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Magic Software Enterprises, Ltd.	2,800	$33,001
	Malam - Team, Ltd.	129	24,558
	Matrix IT, Ltd.	3,427	89,490
	Maytronics, Ltd.	5,889	90,810
*	Mediterranean Towers, Ltd.	10,111	20,309
	Mega Or Holdings, Ltd.	2,038	46,863
*	Mehadrin, Ltd.	58	2,084
	Meitav Dash Investments, Ltd.	2,665	7,745
	Menora Mivtachim Holdings, Ltd.	4,078	48,314
	Migdal Insurance & Financial Holdings, Ltd.	44,849	27,586
*	Mivne Real Estate KD, Ltd.	8,892	17,399
*	Mivtach Shamir Holdings, Ltd.	615	10,929
*	Naphtha Israel Petroleum Corp., Ltd.	4,099	15,087
*	Nawi Brothers, Ltd.	3,445	12,977
	Neto ME Holdings, Ltd.	211	8,698
*	Nova Measuring Instruments, Ltd.	3,160	161,769
*	Novolog, Ltd.	11,080	10,156
	Oil Refineries, Ltd.	171,653	32,015
	One Software Technologies, Ltd.	535	40,653
	OPC Energy, Ltd.	2,662	21,843
*	Partner Communications Co., Ltd.	18,545	76,292
	Paz Oil Co., Ltd.	1,048	83,277
*	Perion Network, Ltd.	2,088	13,090
*	Phoenix Holdings, Ltd. (The)	10,796	48,982
	Plasson Industries, Ltd.	283	10,887
*	Pluristem Therapeutics, Inc.	747	6,070
	Priortech, Ltd.	1,206	15,871
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,016	61,594
	Scope Metals Group, Ltd.	872	12,865
*	Shapir Engineering and Industry, Ltd.	3,064	22,655
	Shikun & Binui, Ltd.	19,715	89,879
	Shufersal, Ltd.	10,817	76,175
	Summit Real Estate Holdings, Ltd.	4,648	40,649
	Tadiran Holdings, Ltd.	257	14,121
	Victory Supermarket Chain, Ltd.	648	15,731
	YH Dimri Construction & Development, Ltd.	721	20,352
TOTAL ISRAEL			3,206,074
ITALY — (3.8%)
	A2A SpA	182,222	261,826
	ACEA SpA	7,126	145,847
*	Aeffe SpA	3,833	4,004
*	Amplifon SpA	10,203	349,288
	Anima Holding SpA	44,505	200,794
#*	Aquafil SpA	1,320	5,440
*	Arnoldo Mondadori Editore SpA	28,311	35,556
	Ascopiave SpA	2,688	10,459
*	Autogrill SpA	16,142	77,205
*	Avio SpA	1,784	28,902
	Azimut Holding SpA	11,244	214,214
*	Banca Carige SpA	13,880	5
*	Banca Farmafactoring SpA	13,300	75,507
*	Banca Generali SpA	4,515	135,071
*	Banca IFIS SpA	3,794	39,105
*	Banca Popolare di Sondrio SCPA	67,747	151,308
*	Banca Profilo SpA	12,870	2,951
*	Banca Sistema SpA	3,568	7,313
*	Banco BPM SpA	187,440	283,262
*	Banco di Desio e della Brianza SpA	5,000	13,083

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	BasicNet SpA	5,235	$21,759
	Be Shaping The Future SpA	9,147	12,354
#	BF SpA	7,534	31,958
*	Biesse SpA	2,249	32,281
#*	BPER Banca	55,703	141,401
*	Brunello Cucinelli SpA	3,394	98,861
	Buzzi Unicem SpA	4,407	56,739
	Buzzi Unicem SpA	10,037	228,359
*	Cairo Communication SpA	12,430	19,977
	Carel Industries SpA	3,180	60,057
#*	Carraro SpA	2,536	4,129
	Cementir Holding NV	6,965	48,387
*	Cerved Group SpA	22,191	183,992
*	CIR SpA-Compagnie Industriali	127,126	57,510
*	Credito Emiliano SpA	14,873	76,104
*	Credito Valtellinese SpA	9,126	67,590
	Danieli & C Officine Meccaniche SpA	2,341	18,861
	Danieli & C Officine Meccaniche SpA	2,502	32,692
	Datalogic SpA	2,311	32,530
*	De' Longhi SpA	7,541	236,056
	DeA Capital SpA	11,197	15,076
	DiaSorin SpA	715	141,034
*	Emak SpA	6,798	6,304
	Enav SpA	26,698	109,186
	ERG SpA	7,670	187,016
*	Esprinet SpA	5,827	29,077
#*	Eurotech SpA	5,018	28,120
	Falck Renewables SpA	24,106	157,678
#	Fiera Milano SpA	4,851	13,822
#*	Fila SpA	939	8,731
#*	Fincantieri SpA	58,307	39,841
*	FinecoBank Banca Fineco SpA	3,102	45,220
*	FNM SpA	21,790	11,453
*	Freni Brembo SpA	15,649	141,738
#*	Geox SpA	8,460	6,503
	Gruppo MutuiOnline SpA	3,477	82,385
*	Guala Closures SpA	6,638	50,107
	Hera SpA	102,323	393,336
	Illimity Bank SpA	8,112	67,374
#*	IMA Industria Macchine Automatiche SpA	1,607	128,003
*	IMMSI SpA	26,564	12,857
#*	Intek Group SpA	17,854	5,152
	Interpump Group SpA	7,810	256,815
	Iren SpA	69,654	175,952
	Italgas SpA	59,473	381,919
	Italmobiliare SpA	1,450	50,373
*	IVS Group SA	1,842	10,444
*	Juventus Football Club SpA	58,440	61,941
	La Doria SpA	1,865	23,711
	Leonardo SpA	21,607	138,744
	LU-VE SpA	796	11,219
#*	Maire Tecnimont SpA	20,289	36,386
*	MARR SpA	4,048	60,124
	Massimo Zanetti Beverage Group SpA	1,475	6,966
#*	Mediaset SpA	41,897	74,632
	Openjobmetis SpA agenzia per il lavoro	845	5,602
#*	OVS SpA	28,516	31,147
	Piaggio & C SpA	22,030	61,778
#*	Pirelli & C SpA	50,118	198,483

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Prima Industrie SpA	444	$6,762
	Prysmian SpA	14,639	374,344
	RAI Way SpA	10,541	69,411
	Reno de Medici SpA	26,327	27,095
	Reply SpA	2,269	208,774
*	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	15,618
*	Sabaf SpA	1,277	16,548
	SAES Getters SpA	391	11,615
#*	Safilo Group SpA	2,996	2,456
	Saipem SpA	76,461	163,749
*	Salvatore Ferragamo SpA	5,030	67,722
*	Saras SpA	73,078	54,196
	Sesa SpA	768	58,492
#*	Societa Cattolica di Assicurazioni SC	23,798	144,125
#*	Sogefi SpA	3,015	3,140
	SOL SpA	3,646	46,290
	Tamburi Investment Partners SpA	15,032	99,110
*	Technogym SpA	11,973	101,922
*	Tinexta S.p.A.	3,403	58,220
#*	Tod's SpA	1,112	32,191
*	TXT e-solutions SpA	923	8,223
*	Unieuro SpA	837	8,445
*	Unione di Banche Italiane SpA	127,388	542,238
*	Unipol Gruppo SpA	71,733	301,369
#	Webuild SpA	21,276	27,470
	Zignago Vetro SpA	4,262	66,830
TOTAL ITALY			9,285,341
JAPAN — (22.1%)
	77 Bank, Ltd. (The)	7,300	98,152
	A&D Co., Ltd.	3,000	17,836
	Abist Co., Ltd.	500	12,173
	Access Co., Ltd.	3,300	25,692
	Achilles Corp.	1,800	31,176
	Adastria Co., Ltd.	3,140	43,047
	ADEKA Corp.	10,400	138,131
	Ad-sol Nissin Corp.	1,200	27,649
	Advan Co., Ltd.	3,100	36,999
#	Advance Create Co., Ltd.	700	12,575
*	Adventure, Inc.	300	8,620
	Adways, Inc.	800	2,342
	Aeon Delight Co., Ltd.	2,200	66,483
	Aeon Fantasy Co., Ltd.	800	10,346
	Aeon Hokkaido Corp.	2,900	20,568
#	Aeria, Inc.	2,100	8,662
	Agro-Kanesho Co., Ltd.	900	12,770
	Ahresty Corp.	2,700	7,824
	Ai Holdings Corp.	3,200	42,568
	Aica Kogyo Co., Ltd.	600	19,275
	Aichi Bank, Ltd. (The)	1,600	40,319
	Aichi Corp.	5,600	40,888
	Aichi Steel Corp.	1,500	35,990
	Aichi Tokei Denki Co., Ltd.	300	12,497
	Aida Engineering, Ltd.	6,800	42,564
#*	Aiful Corp.	38,800	79,481
	Ain Holdings, Inc.	200	12,728
	Aiphone Co., Ltd.	1,800	23,335
	Airport Facilities Co., Ltd.	3,500	13,233
	Aisan Industry Co., Ltd.	6,170	25,694

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aizawa Securities Co., Ltd.	5,200	$33,602
	Ajis Co., Ltd.	800	17,776
	Akatsuki Corp.	3,500	8,577
	Akatsuki, Inc.	500	17,472
*	Akebono Brake Industry Co., Ltd.	14,000	20,409
	Akita Bank, Ltd. (The)	2,400	31,882
	Albis Co., Ltd.	800	18,833
	Alconix Corp.	2,600	29,872
	Alinco, Inc.	2,200	17,951
	Alpen Co., Ltd.	2,000	28,056
	Alpha Corp.	500	4,157
	Alps Logistics Co., Ltd.	2,000	13,516
	Altech Corp.	2,310	38,564
	Amano Corp.	5,700	108,071
	Amiyaki Tei Co., Ltd.	300	7,176
	Amuse, Inc.	500	8,831
	Anest Iwata Corp.	3,000	22,598
	AOI Electronics Co., Ltd.	500	9,708
	AOI TYO Holdings, Inc.	2,900	10,136
	AOKI Holdings, Inc.	5,300	27,273
	Aomori Bank, Ltd. (The)	2,600	50,851
	Aoyama Trading Co., Ltd.	5,900	31,716
	Aoyama Zaisan Networks Co., Ltd.	1,600	23,195
#	Apaman Co., Ltd.	1,800	8,841
	Arakawa Chemical Industries, Ltd.	2,600	27,726
	Arata Corp.	1,300	61,659
	Arcland Sakamoto Co., Ltd.	4,600	85,253
	Arcland Service Holdings Co., Ltd.	2,000	33,754
	Arcs Co., Ltd.	4,700	109,049
	Arealink Co., Ltd.	1,000	8,541
	Argo Graphics, Inc.	1,800	54,928
	Arisawa Manufacturing Co., Ltd.	5,100	38,359
	Artnature, Inc.	1,000	5,373
	As One Corp.	290	30,931
	Asahi Co., Ltd.	2,700	41,488
	Asahi Diamond Industrial Co., Ltd.	9,000	37,953
	Asahi Holdings, Inc.	3,700	128,912
	Asahi Kogyosha Co., Ltd.	600	16,512
	Asahi Net, Inc.	1,700	17,406
	Asahi Printing Co., Ltd.	1,100	9,109
	Asahi Yukizai Corp.	2,300	28,535
	Asante, Inc.	1,200	15,818
	Asanuma Corp.	800	29,353
	Asia Pile Holdings Corp.	4,100	17,445
	ASKA Pharmaceutical Co., Ltd.	3,300	34,444
	ASKUL Corp.	2,200	66,662
#	Asukanet Co., Ltd.	600	7,843
	Ateam, Inc.	1,400	11,136
#	Atom Corp.	10,300	72,360
	Atsugi Co., Ltd.	4,000	20,111
#*	Aucnet, Inc.	900	9,713
	Autobacs Seven Co., Ltd.	8,900	103,696
	Avant Corp.	1,000	9,397
	Avantia Co., Ltd.	1,300	10,640
	Avex, Inc.	5,100	40,891
	Awa Bank, Ltd. (The)	4,600	98,545
	Axial Retailing, Inc.	1,800	76,090
	Bando Chemical Industries, Ltd.	5,100	29,240
	Bank of Iwate, Ltd. (The)	2,000	46,232

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Nagoya, Ltd. (The)	1,400	$29,190
	Bank of Okinawa, Ltd. (The)	2,860	78,833
	Bank of Saga, Ltd. (The)	2,500	27,483
	Bank of the Ryukyus, Ltd.	3,600	29,843
	Baroque Japan, Ltd.	1,700	9,348
	BayCurrent Consulting, Inc.	1,300	157,470
	Beenos, Inc.	1,000	11,125
	Belc Co., Ltd.	1,400	100,853
	Bell System24 Holdings, Inc.	2,400	39,091
	Belluna Co., Ltd.	6,900	49,336
	BeNEXT Group, Inc.	2,000	18,786
*	Bengo4.com, Inc.	400	35,274
	Bic Camera, Inc.	5,400	54,413
	Biofermin Pharmaceutical Co., Ltd.	400	8,769
	BML, Inc.	2,400	59,768
#	Bookoff Group Holdings, Ltd.	1,000	7,129
	Bourbon Corp.	1,100	20,318
	BP Castrol K.K.	1,300	12,922
	Br Holdings Corp.	1,200	6,836
#*	BrainPad, Inc.	500	18,524
	Broadleaf Co., Ltd.	8,900	47,373
	BRONCO BILLY Co., Ltd.	1,100	20,113
	Bull-Dog Sauce Co., Ltd.	400	4,333
	Bunka Shutter Co., Ltd.	6,984	45,913
	Business Brain Showa-Ota, Inc.	1,000	12,240
	C Uyemura & Co., Ltd.	800	47,064
	CAC Holdings Corp.	1,700	18,680
	Can Do Co., Ltd.	1,000	22,163
	Canon Electronics, Inc.	2,600	36,052
	Career Design Center Co., Ltd.	500	3,553
	Carlit Holdings Co., Ltd.	2,600	11,269
	Cawachi, Ltd.	2,100	63,128
	Central Automotive Products, Ltd.	1,600	32,234
	Central Glass Co., Ltd.	3,400	61,510
	Central Security Patrols Co., Ltd.	1,000	30,812
	Central Sports Co., Ltd.	900	17,065
	Chiba Kogyo Bank, Ltd. (The)	7,400	14,901
	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	1,800	26,580
	CHIMNEY Co., Ltd.	400	4,159
	Chino Corp.	900	11,478
	Chiyoda Co., Ltd.	4,400	42,049
	Chiyoda Integre Co., Ltd.	1,900	30,502
	Chodai Co., Ltd.	900	8,503
	Chofu Seisakusho Co., Ltd.	2,300	47,213
	Chori Co., Ltd.	1,400	18,728
	Chubu Shiryo Co., Ltd.	3,200	49,428
	Chudenko Corp.	3,900	81,124
	Chuetsu Pulp & Paper Co., Ltd.	1,400	18,994
	Chugai Ro Co., Ltd.	700	10,055
	Chugoku Bank, Ltd. (The)	17,400	149,867
	Chugoku Marine Paints, Ltd.	7,800	73,790
	Chukyo Bank, Ltd. (The)	1,800	32,072
	Chuo Spring Co., Ltd.	500	11,477
	Chuo Warehouse Co., Ltd.	1,000	9,067
	CI Takiron Corp.	8,000	50,974
	Citizen Watch Co., Ltd.	44,700	121,837
	Cleanup Corp.	3,800	18,781
	CMIC Holdings Co., Ltd.	1,500	17,287
	CMK Corp.	6,400	22,086

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	cocokara fine, Inc.	2,179	$118,579
#	Colowide Co., Ltd.	6,000	67,283
	Computer Engineering & Consulting, Ltd.	2,700	38,786
	Computer Institute of Japan, Ltd.	1,900	13,850
	Comture Corp.	1,800	47,561
	CONEXIO Corp.	2,400	29,140
	Core Corp.	800	9,082
	Corona Corp.	2,600	24,211
	Cosel Co., Ltd.	2,500	19,325
	Cosmo Energy Holdings Co., Ltd.	7,400	107,215
	Cota Co., Ltd.	1,464	15,430
#	Create Restaurants Holdings, Inc.	9,000	43,673
	Create SD Holdings Co., Ltd.	800	28,720
	Creek & River Co., Ltd.	1,700	17,797
	Cresco, Ltd.	1,800	22,384
	CTI Engineering Co., Ltd.	1,400	22,057
	CTS Co., Ltd.	3,200	22,943
*	Curves Holdings Co., Ltd.	4,400	21,389
	Cybernet Systems Co., Ltd.	1,700	10,181
	Cybozu, Inc.	2,000	59,271
	Dai Nippon Toryo Co., Ltd.	3,400	26,205
	Daibiru Corp.	5,700	52,369
	Dai-Dan Co., Ltd.	1,500	36,933
	Daido Kogyo Co., Ltd.	900	4,855
	Daido Metal Co., Ltd.	5,500	25,563
	Daido Steel Co., Ltd.	3,800	107,187
	Daihatsu Diesel Manufacturing Co., Ltd.	2,400	9,123
	Daihen Corp.	2,200	81,083
	Daiho Corp.	2,400	54,626
	Daiichi Jitsugyo Co., Ltd.	1,000	33,347
	Daiichi Kensetsu Corp.	1,100	17,708
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	2,500	17,005
	Dai-ichi Seiko Co., Ltd.	1,400	24,973
	Daiichikosho Co., Ltd.	1,100	29,645
	Daiken Corp.	1,400	22,590
	Daiken Medical Co., Ltd.	2,800	14,741
	Daiki Aluminium Industry Co., Ltd.	5,000	23,834
	Daikoku Denki Co., Ltd.	900	10,029
	Daikokutenbussan Co., Ltd.	800	45,412
	Daikyonishikawa Corp.	4,200	17,742
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,600	33,957
	Daiseki Co., Ltd.	3,730	80,294
	Daishi Hokuetsu Financial Group, Inc.	5,000	91,936
	Daito Bank, Ltd. (The)	1,000	5,484
	Daito Pharmaceutical Co., Ltd.	1,450	43,010
	Daitron Co., Ltd.	1,600	20,923
	Daiwa Industries, Ltd.	4,300	33,678
	Daiwabo Holdings Co., Ltd.	2,100	152,662
	DCM Holdings Co., Ltd.	12,800	160,773
#	DD Holdings Co., Ltd.	600	3,315
	Dear Life Co., Ltd.	5,600	25,258
	DeNA Co., Ltd.	6,400	72,197
#	Densan System Co., Ltd.	600	23,738
	Denyo Co., Ltd.	2,000	36,664
*	Descente, Ltd.	400	6,488
	Dexerials Corp.	7,500	68,295
	Digital Arts, Inc.	1,000	82,910
	Digital Garage, Inc.	2,700	90,373
	Digital Hearts Holdings Co., Ltd.	1,200	9,343

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Information Technologies Corp.	800	$9,400
	Dip Corp.	4,000	75,276
	DKK Co., Ltd.	1,600	34,420
	DKS Co., Ltd.	1,200	50,659
#	DMG Mori Co., Ltd.	11,100	119,208
	Doshisha Co., Ltd.	2,900	45,871
	Doutor Nichires Holdings Co., Ltd.	3,112	41,427
	Dowa Holdings Co., Ltd.	3,300	96,843
	DTS Corp.	3,800	72,715
	Duskin Co., Ltd.	4,100	102,023
#	DyDo Group Holdings, Inc.	1,400	58,926
	Eagle Industry Co., Ltd.	4,100	24,359
	Earth Corp.	1,200	82,414
	Ebara Foods Industry, Inc.	800	16,243
	Ebara Jitsugyo Co., Ltd.	900	24,400
	Ebase Co., Ltd.	1,800	25,748
#	Eco's Co., Ltd.	800	16,877
	EDION Corp.	11,400	109,841
	EF-ON, Inc.	1,080	5,839
	eGuarantee, Inc.	2,300	51,931
	E-Guardian, Inc.	1,100	31,053
	Ehime Bank, Ltd. (The)	4,800	51,329
	Eidai Co., Ltd.	3,000	7,860
	Eiken Chemical Co., Ltd.	4,300	76,475
	Eizo Corp.	2,000	74,255
	Elan Corp.	2,200	37,133
	Elecom Co., Ltd.	900	44,931
	Elematec Corp.	1,800	14,529
	EM Systems Co., Ltd.	900	7,325
	Endo Lighting Corp.	1,700	10,123
	Enigmo, Inc.	2,600	33,362
	en-japan, Inc.	3,500	84,282
	Enplas Corp.	1,300	25,811
	EPS Holdings, Inc.	4,300	37,002
	eRex Co., Ltd.	2,300	30,738
	ES-Con Japan, Ltd.	3,600	23,577
	Escrow Agent Japan, Inc.	3,500	9,576
	Eslead Corp.	1,000	11,422
	ESPEC Corp.	3,100	52,707
	Exedy Corp.	4,200	51,864
	FALCO HOLDINGS Co., Ltd.	1,400	18,940
	FAN Communications, Inc.	6,200	24,856
	FCC Co., Ltd.	4,400	68,091
*	FDK Corp.	1,100	8,647
	Feed One Co., Ltd.	19,600	37,648
	Ferrotec Holdings Corp.	5,400	32,486
#*	FFRI Security, Inc.	400	8,239
	FIDEA Holdings Co., Ltd.	30,500	28,390
	Fields Corp.	3,000	9,187
#	Financial Products Group Co., Ltd.	9,000	40,432
	FINDEX, Inc.	700	6,255
	First Bank of Toyama, Ltd. (The)	4,700	11,529
#	First Juken Co., Ltd.	900	7,608
	Fixstars Corp.	3,000	30,528
#	FJ Next Co., Ltd.	1,300	9,792
	Focus Systems Corp.	1,700	12,426
	Foster Electric Co., Ltd.	3,400	32,592
	France Bed Holdings Co., Ltd.	3,800	29,099
	Freebit Co., Ltd.	2,000	14,169

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Freund Corp.	1,700	$10,813
	F-Tech, Inc.	1,600	6,538
	FTGroup Co., Ltd.	1,100	12,684
	Fudo Tetra Corp.	1,930	23,910
	Fuji Co., Ltd.	2,600	44,483
	Fuji Corp.	7,500	132,494
	Fuji Corp.	800	14,739
	Fuji Corp., Ltd.	5,200	23,588
	Fuji Kyuko Co., Ltd.	2,000	53,432
*	Fuji Oil Co., Ltd.	8,300	12,110
	Fuji Pharma Co., Ltd.	2,000	19,927
	Fuji Seal International, Inc.	5,000	88,852
	Fuji Soft, Inc.	2,800	126,324
	Fujibo Holdings, Inc.	1,500	43,754
	Fujicco Co., Ltd.	2,200	42,163
	Fujikura Composites, Inc.	1,100	3,572
	Fujikura Kasei Co., Ltd.	4,200	20,461
	Fujikura, Ltd.	29,700	80,458
	Fujimori Kogyo Co., Ltd.	2,200	70,884
#	Fujio Food Group, Inc.	1,800	19,937
	Fujita Kanko, Inc.	800	10,387
	Fujitec Co., Ltd.	3,700	63,405
	Fujitsu Frontech, Ltd.	1,400	20,424
	Fujiya Co., Ltd.	500	9,751
	Fukuda Corp.	1,000	44,208
	Fukuda Denshi Co., Ltd.	600	40,788
	Fukui Bank, Ltd. (The)	3,300	47,839
	Fukui Computer Holdings, Inc.	900	20,804
	Fukushima Galilei Co., Ltd.	1,600	51,746
	Fukuyama Transporting Co., Ltd.	1,500	52,042
	FULLCAST Holdings Co., Ltd.	2,000	23,064
*	Funai Electric Co., Ltd.	3,600	16,583
	Funai Soken Holdings, Inc.	3,060	64,521
	Furukawa Battery Co., Ltd. (The)	2,400	23,838
	Furukawa Co., Ltd.	4,100	39,660
	Furukawa Electric Co., Ltd.	9,500	227,309
	Furuno Electric Co., Ltd.	3,500	30,876
	Furusato Industries, Ltd.	1,600	19,920
#	Furuya Metal Co., Ltd.	400	26,534
	Furyu Corp.	300	2,596
	Fuso Chemical Co., Ltd.	1,400	53,916
	Fuso Pharmaceutical Industries, Ltd.	1,100	23,669
	Futaba Corp.	5,300	41,814
	Futaba Industrial Co., Ltd.	8,700	33,997
	Future Corp.	2,900	48,588
	Fuyo General Lease Co., Ltd.	2,500	141,515
	G-7 Holdings, Inc.	1,000	25,345
	Gakken Holdings Co., Ltd.	2,000	25,565
#	Gakkyusha Co., Ltd.	1,000	9,619
	Gakujo Co., Ltd.	800	6,741
	GCA Corp.	2,900	15,510
	Gecoss Corp.	2,000	16,702
	Genki Sushi Co., Ltd.	800	14,627
	Genky DrugStores Co., Ltd.	1,000	34,950
	Geo Holdings Corp.	3,800	51,833
	Giken, Ltd.	1,300	47,421
	GL Sciences, Inc.	600	11,397
	GLOBERIDE, Inc.	1,000	18,049
	Glory, Ltd.	5,000	108,992

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	GMO Cloud K.K.	400	$27,636
	GMO Financial Holdings, Inc.	4,400	27,209
	Godo Steel, Ltd.	1,600	27,749
	Goldcrest Co., Ltd.	2,590	32,036
	Golf Digest Online, Inc.	1,000	4,101
	Grace Technology, Inc.	800	41,758
	Gree, Inc.	13,200	54,415
#	Greens Co., Ltd.	1,000	3,716
	GS Yuasa Corp.	7,800	121,289
	G-Tekt Corp.	3,300	27,383
	Gun-Ei Chemical Industry Co., Ltd.	700	15,946
	GungHo Online Entertainment, Inc.	3,300	60,672
	Gunma Bank, Ltd. (The)	44,900	141,515
	Gunze, Ltd.	2,200	80,028
	Gurunavi, Inc.	2,500	10,755
	H.U. Group Holdings, Inc.	5,800	130,513
	H2O Retailing Corp.	11,700	67,398
	HABA Laboratories, Inc.	400	14,896
	Hachijuni Bank, Ltd. (The)	17,500	65,013
	Hagihara Industries, Inc.	1,400	17,763
	Hagiwara Electric Holdings Co., Ltd.	1,000	17,608
	Hakudo Co., Ltd.	800	10,100
	Hakuto Co., Ltd.	2,500	21,023
	Halows Co., Ltd.	1,100	37,360
	Hamakyorex Co., Ltd.	2,200	65,566
#	Handsman Co., Ltd.	800	11,479
	Hanwa Co., Ltd.	4,500	79,963
	Happinet Corp.	2,800	29,619
	Harima Chemicals Group, Inc.	2,500	21,707
	Hashimoto Sogyo Holdings Co., Ltd.	700	13,196
	Hazama Ando Corp.	19,410	103,769
	Heiwa Corp.	5,700	95,501
	Heiwa Real Estate Co., Ltd.	3,600	87,872
	Heiwado Co., Ltd.	3,600	67,816
	Hibiya Engineering, Ltd.	2,400	40,388
	Hiday Hidaka Corp.	2,792	38,822
	HI-LEX Corp.	3,300	34,168
	Hinokiya Group Co., Ltd.	400	5,517
	Hioki EE Corp.	1,100	35,797
	Hirakawa Hewtech Corp.	1,200	10,058
*	Hiramatsu, Inc.	2,300	3,376
#	Hirano Tecseed Co., Ltd.	1,700	21,100
	Hiroshima Bank, Ltd. (The)	29,500	135,579
	Hiroshima Gas Co., Ltd.	6,100	20,469
#	HIS Co., Ltd.	3,900	45,948
	Hisaka Works, Ltd.	4,200	28,498
	Hitachi Zosen Corp.	16,500	58,219
	Hito Communications Holdings, Inc.	1,000	9,054
	Hochiki Corp.	1,700	17,353
	Hodogaya Chemical Co., Ltd.	800	34,330
	Hogy Medical Co., Ltd.	2,200	66,306
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	21,158
	Hokkaido Electric Power Co., Inc.	20,800	80,373
	Hokkaido Gas Co., Ltd.	1,600	23,344
	Hokkan Holdings, Ltd.	1,200	19,337
	Hokko Chemical Industry Co., Ltd.	3,300	19,206
	Hokkoku Bank, Ltd. (The)	3,000	78,363
	Hokuetsu Corp.	18,400	61,610
	Hokuetsu Industries Co., Ltd.	2,800	28,633

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuhoku Financial Group, Inc.	16,100	$135,444
	Hokuriku Electric Industry Co., Ltd.	400	3,200
	Hokuriku Electric Power Co.	20,400	130,576
	Hokuriku Electrical Construction Co., Ltd.	1,500	12,816
	Hokuto Corp.	2,800	55,334
	Honda Tsushin Kogyo Co., Ltd.	1,400	5,204
	H-One Co., Ltd.	4,000	18,174
	Honeys Holdings Co., Ltd.	2,670	26,018
#	Hoosiers Holdings	5,300	26,149
	Hosiden Corp.	7,500	64,225
	Hosokawa Micron Corp.	1,000	52,167
	Hotland Co., Ltd.	1,300	11,636
#	House Do Co., Ltd.	600	4,358
	Howa Machinery, Ltd.	2,200	16,215
	Hyakugo Bank, Ltd. (The)	30,400	89,812
	Hyakujushi Bank, Ltd. (The)	4,100	65,827
#	IBJ, Inc.	1,100	5,948
	Ichibanya Co., Ltd.	1,400	61,747
	Ichigo, Inc.	27,200	63,778
	Ichiken Co., Ltd.	700	9,510
	Ichikoh Industries, Ltd.	4,000	17,048
	Ichimasa Kamaboko Co., Ltd.	1,100	10,053
	Ichinen Holdings Co., Ltd.	3,100	30,991
	Ichiyoshi Securities Co., Ltd.	7,100	25,823
	Icom, Inc.	1,500	39,437
	ID Holdings Corp.	1,300	18,076
	IDEA Consultants, Inc.	500	8,125
	Idec Corp.	4,000	64,589
	IDOM, Inc.	8,500	39,094
	Ihara Science Corp.	1,200	15,949
	IHI Corp.	3,100	38,644
	Iino Kaiun Kaisha, Ltd.	10,400	30,271
	IJTT Co., Ltd.	2,100	8,603
#	Imagica Group, Inc.	2,700	8,598
	Imasen Electric Industrial	3,201	20,316
	Imuraya Group Co., Ltd.	1,600	33,786
	Inaba Denki Sangyo Co., Ltd.	5,200	118,976
#	Inaba Seisakusho Co., Ltd.	1,700	19,922
	Inabata & Co., Ltd.	6,700	73,885
	Ines Corp.	3,600	48,207
	I-Net Corp.	1,600	22,213
	Infocom Corp.	2,400	76,486
	Infomart Corp.	10,500	65,202
	Information Services International-Dentsu, Ltd.	1,100	57,765
	Innotech Corp.	2,400	21,542
	Insource Co., Ltd.	1,250	24,787
	Intage Holdings, Inc.	3,800	30,983
#	Inter Action Corp.	1,600	25,192
	Internet Initiative Japan, Inc.	3,100	110,048
	Inui Global Logistics Co., Ltd.	2,525	18,956
	IR Japan Holdings, Ltd.	800	88,355
	Iriso Electronics Co., Ltd.	2,400	72,512
#	I'rom Group Co., Ltd.	900	17,774
	Iseki & Co., Ltd.	3,200	33,787
#	Ishihara Chemical Co., Ltd.	700	13,279
	Ishihara Sangyo Kaisha, Ltd.	4,400	27,733
	Itfor, Inc.	3,600	24,048
	ITmedia, Inc.	1,700	28,990
	Itochu Enex Co., Ltd.	6,800	53,409

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu-Shokuhin Co., Ltd.	900	$40,954
	Itoham Yonekyu Holdings, Inc.	14,700	88,693
	Itoki Corp.	4,500	14,846
*	Itokuro, Inc.	600	6,027
	IwaiCosmo Holdings, Inc.	2,900	32,812
	Iwaki Co., Ltd.	1,300	11,662
	Iwasaki Electric Co., Ltd.	400	6,224
	Iwatani Corp.	4,700	165,999
*	Iwatsu Electric Co., Ltd.	300	2,357
	Iwatsuka Confectionery Co., Ltd.	500	17,086
	Iyo Bank, Ltd. (The)	30,500	180,446
	J Front Retailing Co., Ltd.	8,400	48,575
#	J Trust Co., Ltd.	11,300	25,027
	JAC Recruitment Co., Ltd.	1,600	14,749
	Jaccs Co., Ltd.	3,500	53,441
	Jafco Co., Ltd.	3,900	137,800
	Jalux, Inc.	800	11,618
	Jamco Corp.	1,500	8,830
	Janome Sewing Machine Co., Ltd.	2,299	9,559
#	Japan Asia Group, Ltd.	3,100	8,085
*	Japan Asset Marketing Co., Ltd.	22,400	22,104
	Japan Aviation Electronics Industry, Ltd.	5,000	63,288
	Japan Best Rescue System Co., Ltd.	1,200	8,320
	Japan Cash Machine Co., Ltd.	3,300	15,929
#*	Japan Display, Inc.	65,700	29,422
	Japan Elevator Service Holdings Co., Ltd.	1,700	56,462
	Japan Foundation Engineering Co., Ltd.	2,900	10,522
	Japan Investment Adviser Co., Ltd.	1,100	8,203
	Japan Lifeline Co., Ltd.	5,100	63,218
	Japan Material Co., Ltd.	5,400	82,212
	Japan Medical Dynamic Marketing, Inc.	2,570	37,859
	Japan Petroleum Exploration Co., Ltd.	4,700	76,334
	Japan Property Management Center Co., Ltd.	900	10,223
	Japan Pulp & Paper Co., Ltd.	1,600	54,650
	Japan Securities Finance Co., Ltd.	13,500	59,709
	Japan Steel Works, Ltd. (The)	7,100	101,205
	Japan Transcity Corp.	3,000	13,021
	Japan Wool Textile Co., Ltd. (The)	6,000	51,597
	Jastec Co., Ltd.	1,200	12,372
	JBCC Holdings, Inc.	2,000	29,569
	JCU Corp.	2,500	74,581
	Jeol, Ltd.	3,400	95,119
*	JIG-SAW, Inc.	300	13,824
	Jimoto Holdings, Inc.	21,100	18,637
	JINS Holdings, Inc.	1,100	74,669
	JK Holdings Co., Ltd.	2,500	17,177
	JMS Co., Ltd.	2,200	15,918
	Joban Kosan Co., Ltd.	1,100	12,937
	J-Oil Mills, Inc.	1,100	41,473
	Joshin Denki Co., Ltd.	3,100	59,805
	Joyful Honda Co., Ltd.	1,000	14,440
	JP-Holdings, Inc.	6,800	16,189
	JSB Co., Ltd.	600	16,475
	JSP Corp.	1,900	24,658
	Juki Corp.	3,700	14,784
	Juroku Bank, Ltd. (The)	4,100	70,227
	JVCKenwood Corp.	30,770	38,912
	K&O Energy Group, Inc.	2,300	32,535
	Kadokawa Corp.	3,469	70,980

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kadoya Sesame Mills, Inc.	400	$14,096
	Kaga Electronics Co., Ltd.	1,900	35,982
	Kakiyasu Honten Co., Ltd.	1,100	25,496
	Kamakura Shinsho, Ltd.	2,800	20,362
	Kameda Seika Co., Ltd.	1,200	59,921
	Kamei Corp.	3,600	32,437
	Kanaden Corp.	1,900	23,651
	Kanagawa Chuo Kotsu Co., Ltd.	800	28,076
	Kanamoto Co., Ltd.	4,200	84,876
	Kandenko Co., Ltd.	10,100	79,164
	Kaneka Corp.	5,900	139,423
	Kaneko Seeds Co., Ltd.	900	11,962
	Kanematsu Corp.	8,305	90,476
	Kanematsu Electronics, Ltd.	1,100	42,223
	Kansai Mirai Financial Group, Inc.	12,000	45,447
	Kansai Super Market, Ltd.	1,800	21,092
	Kanto Denka Kogyo Co., Ltd.	6,400	50,114
*	Kappa Create Co., Ltd.	2,900	35,075
	Kasai Kogyo Co., Ltd.	3,100	11,333
	Katakura Industries Co., Ltd.	2,700	28,642
	Katitas Co., Ltd.	2,600	59,479
	Kato Sangyo Co., Ltd.	2,900	91,229
	Kato Works Co., Ltd.	1,600	17,204
	KAWADA TECHNOLOGIES, Inc.	600	23,734
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,300	29,514
#*	Kawasaki Kisen Kaisha, Ltd.	6,300	57,555
	Kawasumi Laboratories, Inc.	2,300	17,122
	KeePer Technical Laboratory Co., Ltd.	800	11,586
	Keihanshin Building Co., Ltd.	5,000	61,224
	Keihin Corp.	5,100	122,040
	Keiyo Bank, Ltd. (The)	14,800	66,968
	Keiyo Co., Ltd.	6,700	58,441
	Kenedix, Inc.	24,500	111,432
	Kenko Mayonnaise Co., Ltd.	2,000	33,211
	KFC Holdings Japan, Ltd.	1,400	35,391
#	KH Neochem Co., Ltd.	4,000	73,147
#	King Jim Co., Ltd.	3,000	22,815
	Kintetsu Department Store Co., Ltd.	1,100	25,959
	Kintetsu World Express, Inc.	4,100	70,094
	Kirindo Holdings Co., Ltd.	900	23,152
	Kissei Pharmaceutical Co., Ltd.	4,200	87,800
	Ki-Star Real Estate Co., Ltd.	1,100	18,532
	Kitagawa Corp.	1,600	21,957
	Kita-Nippon Bank, Ltd. (The)	1,000	15,555
	Kitano Construction Corp.	700	17,578
#	Kitanotatsujin Corp.	7,800	34,662
	Kito Corp.	2,700	28,381
	Kitz Corp.	10,600	67,010
	Kiyo Bank, Ltd. (The)	7,900	111,132
*	KLab, Inc.	4,100	24,651
	Koa Corp.	3,500	30,110
	Koatsu Gas Kogyo Co., Ltd.	3,600	25,611
*	Kobe Electric Railway Co., Ltd.	899	28,141
*	Kobe Steel, Ltd.	42,500	137,724
	Kohnan Shoji Co., Ltd.	2,300	85,826
	Kohsoku Corp.	1,300	16,879
	Koike Sanso Kogyo Co., Ltd.	400	8,149
#	Kojima Co., Ltd.	5,300	27,374
	Kokusai Pulp & Paper Co., Ltd.	3,900	10,032

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kokuyo Co., Ltd.	8,900	$93,694
	Komatsu Matere Co., Ltd.	4,000	26,226
	Komatsu Wall Industry Co., Ltd.	1,200	18,931
	KOMEDA Holdings Co., Ltd.	3,900	61,273
	Komehyo Co., Ltd.	800	4,911
	Komeri Co., Ltd.	3,900	122,757
	Komori Corp.	7,500	49,654
	Konaka Co., Ltd.	1,760	4,376
	Kondotec, Inc.	2,900	30,773
	Konica Minolta, Inc.	55,200	146,217
	Konishi Co., Ltd.	4,000	55,060
	Konoike Transport Co., Ltd.	2,900	27,885
	Koshidaka Holdings Co., Ltd.	4,400	13,886
#	Kotobuki Spirits Co., Ltd.	2,100	62,811
	Kourakuen Holdings Corp.	1,000	13,190
	Kozo Keikaku Engineering, Inc.	500	11,863
	Krosaki Harima Corp.	800	24,353
	KRS Corp.	1,000	13,302
	KU Holdings Co., Ltd.	2,400	18,918
	Kumagai Gumi Co., Ltd.	4,400	100,863
	Kumiai Chemical Industry Co., Ltd.	5,967	57,828
	Kura Sushi, Inc.	1,000	41,381
	Kurabo Industries, Ltd.	1,800	33,553
	Kureha Corp.	2,300	94,887
	Kurimoto, Ltd.	2,000	30,372
	Kuriyama Holdings Corp.	1,000	4,974
*	KYB Corp.	3,100	51,066
	Kyoden Co., Ltd.	1,800	4,675
	Kyodo Printing Co., Ltd.	900	22,687
	Kyoei Steel, Ltd.	2,900	34,481
	Kyokuto Boeki Kaisha, Ltd.	800	9,808
	Kyokuto Kaihatsu Kogyo Co., Ltd.	3,800	48,003
	Kyokuto Securities Co., Ltd.	2,600	13,535
	Kyokuyo Co., Ltd.	1,100	27,509
	KYORIN Holdings, Inc.	4,500	81,748
	Kyoritsu Maintenance Co., Ltd.	2,900	80,378
	Kyosan Electric Manufacturing Co., Ltd.	5,000	24,613
	Kyowa Electronic Instruments Co., Ltd.	5,600	21,804
	Kyowa Leather Cloth Co., Ltd.	900	4,688
	Kyushu Financial Group, Inc.	30,300	123,834
#	LAC Co., Ltd.	2,400	23,830
	Lacto Japan Co., Ltd.	400	13,061
	LEC, Inc.	3,100	45,059
*	Leopalace21 Corp.	4,900	7,215
	Life Corp.	1,400	65,156
	LIFULL Co., Ltd.	8,200	31,481
#	Like Co., Ltd.	1,600	25,272
	Linical Co., Ltd.	1,600	11,688
	Link And Motivation, Inc.	3,900	11,379
	Lintec Corp.	5,200	121,326
*	Litalico, Inc.	400	7,772
*	M&A Capital Partners Co., Ltd.	1,200	43,729
	Macnica Fuji Electronics Holdings, Inc.	6,399	96,473
	Macromill, Inc.	5,600	37,394
	Maeda Corp.	19,200	131,104
	Maeda Kosen Co., Ltd.	1,900	45,666
	Maeda Road Construction Co., Ltd.	2,300	41,818
	Maezawa Kasei Industries Co., Ltd.	2,100	19,490
	Maezawa Kyuso Industries Co., Ltd.	1,200	21,238

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Makino Milling Machine Co., Ltd.	3,200	$90,766
	MarkLines Co., Ltd.	1,500	32,613
	Mars Group Holdings Corp.	1,800	25,381
#	Marubun Corp.	1,900	8,779
	Marudai Food Co., Ltd.	2,600	44,106
	Maruha Nichiro Corp.	4,652	89,407
	Maruka Corp.	800	14,549
#	Marusan Securities Co., Ltd.	9,700	36,666
	Maruwa Co., Ltd.	1,000	86,198
	Maruwa Unyu Kikan Co., Ltd.	800	27,070
#	Maruzen CHI Holdings Co., Ltd.	400	1,372
	Maruzen Co., Ltd.	1,400	23,748
	Maruzen Showa Unyu Co., Ltd.	1,600	47,714
	Marvelous, Inc.	3,300	20,276
	Matching Service Japan Co., Ltd.	600	4,523
	Matsuda Sangyo Co., Ltd.	2,725	42,042
#	Matsui Construction Co., Ltd.	3,400	19,952
	Matsuoka Corp.	700	11,141
	Matsuyafoods Holdings Co., Ltd.	800	24,363
	Max Co., Ltd.	4,000	60,246
	Maxell Holdings, Ltd.	6,500	55,852
	Maxvalu Tokai Co., Ltd.	1,200	27,125
	MCJ Co., Ltd.	7,400	63,910
	MEC Co., Ltd.	2,100	38,069
	Media Do Co., Ltd.	900	50,969
*	Medical Data Vision Co., Ltd.	1,200	16,010
#	Medical System Network Co., Ltd.	2,400	10,645
	Megachips Corp.	2,500	48,207
	Megmilk Snow Brand Co., Ltd.	5,100	115,563
	Meidensha Corp.	4,600	68,600
	Meiji Electric Industries Co., Ltd.	1,400	17,630
	Meiko Electronics Co., Ltd.	2,400	29,239
#	Meiko Network Japan Co., Ltd.	2,600	17,200
	Meisei Industrial Co., Ltd.	5,000	37,866
	Meitec Corp.	2,300	107,047
	Meito Sangyo Co., Ltd.	1,200	15,290
#	Meiwa Corp.	4,100	16,373
	Melco Holdings, Inc.	900	22,420
	Members Co., Ltd.	1,500	18,344
	Menicon Co., Ltd.	2,200	107,038
*	Metaps, Inc.	800	5,763
	METAWATER Co., Ltd.	1,300	56,529
	Michinoku Bank, Ltd. (The)	2,400	22,324
	Mie Kotsu Group Holdings, Inc.	5,900	23,987
	Mikuni Corp.	2,700	6,467
	Milbon Co., Ltd.	2,500	114,075
	Mimaki Engineering Co., Ltd.	1,900	6,918
	Mimasu Semiconductor Industry Co., Ltd.	2,619	56,560
	Ministop Co., Ltd.	1,800	24,648
	Miraial Co., Ltd.	1,100	10,644
	Mirait Holdings Corp.	9,000	123,990
	Miroku Jyoho Service Co., Ltd.	1,600	32,199
	Mitani Corp.	1,200	74,424
	Mitani Sangyo Co., Ltd.	3,900	11,467
	Mitani Sekisan Co., Ltd.	1,500	77,538
#	Mito Securities Co., Ltd.	10,500	19,239
*	Mitsuba Corp.	5,000	15,641
	Mitsubishi Kakoki Kaisha, Ltd.	1,000	16,278
	Mitsubishi Logisnext Co., Ltd.	4,000	34,478

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mitsubishi Logistics Corp.	900	$24,308
	Mitsubishi Paper Mills, Ltd.	6,500	19,784
	Mitsubishi Pencil Co., Ltd.	4,000	43,120
	Mitsubishi Research Institute, Inc.	1,100	44,111
	Mitsubishi Shokuhin Co., Ltd.	1,900	47,197
*	Mitsubishi Steel Manufacturing Co., Ltd.	2,300	11,638
	Mitsuboshi Belting, Ltd.	3,500	57,929
*	Mitsui E&S Holdings Co., Ltd.	10,000	38,495
	Mitsui High-Tec, Inc.	3,300	45,282
	Mitsui Matsushima Holdings Co., Ltd.	2,000	13,515
	Mitsui Mining & Smelting Co., Ltd.	8,300	176,267
	Mitsui Sugar Co., Ltd.	2,400	43,612
	Mitsui-Soko Holdings Co., Ltd.	3,600	49,162
	Mitsuuroko Group Holdings Co., Ltd.	5,400	54,277
	Mixi, Inc.	5,400	105,463
	Miyaji Engineering Group, Inc.	900	13,010
	Miyazaki Bank, Ltd. (The)	2,000	42,588
#	Miyoshi Oil & Fat Co., Ltd.	1,100	12,318
	Mizuho Leasing Co., Ltd.	2,900	64,190
	Mizuno Corp.	2,500	41,667
	Mochida Pharmaceutical Co., Ltd.	200	7,393
	Modec, Inc.	2,300	30,680
	Monex Group, Inc.	18,400	39,946
	Monogatari Corp. (The)	600	41,069
	MORESCO Corp.	1,100	9,807
	Morinaga Milk Industry Co., Ltd.	3,300	154,042
	Moriroku Holdings Co., Ltd.	900	13,008
	Morita Holdings Corp.	3,900	67,591
	Morito Co., Ltd.	2,600	14,131
#	Morozoff, Ltd.	300	14,683
	Mory Industries, Inc.	900	17,576
	MrMax Holdings, Ltd.	4,600	34,510
	MTI, Ltd.	4,500	34,793
	Mugen Estate Co., Ltd.	1,600	7,131
	Murakami Corp.	1,000	21,485
	Musashi Seimitsu Industry Co., Ltd.	7,500	55,696
	Musashino Bank, Ltd. (The)	4,100	55,440
	N Field Co., Ltd.	1,000	4,123
	NAC Co., Ltd.	1,100	9,059
	Nachi-Fujikoshi Corp.	1,700	47,275
	Nafco Co., Ltd.	2,100	36,588
	Nagano Bank, Ltd. (The)	1,300	12,989
	Nagano Keiki Co., Ltd.	2,100	19,145
	Nagase & Co., Ltd.	12,800	147,549
	Nagatanien Holdings Co., Ltd.	1,000	19,863
	Nagawa Co., Ltd.	400	28,615
	Nakabayashi Co., Ltd.	3,300	17,849
	Nakamuraya Co., Ltd.	600	22,421
	Nakanishi, Inc.	3,600	56,894
	Nakayama Steel Works, Ltd.	3,500	11,088
	Namura Shipbuilding Co., Ltd.	7,996	11,327
	Nanto Bank, Ltd. (The)	4,000	72,240
	Natori Co., Ltd.	700	11,516
	NEC Capital Solutions, Ltd.	900	15,026
	Neturen Co., Ltd.	3,800	16,981
#	New Art Holdings Co., Ltd.	1,000	5,738
	Nextage Co., Ltd.	2,900	25,971
	Nexyz Group Corp.	1,200	8,793
	NF Corp.	600	9,337

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NHK Spring Co., Ltd.	26,100	$146,880
#	Nichia Steel Works, Ltd.	4,000	10,334
	Nichias Corp.	6,100	131,916
	Nichiban Co., Ltd.	1,500	20,897
	Nichicon Corp.	5,900	37,291
	Nichiden Corp.	1,800	37,678
	Nichiha Corp.	2,700	54,825
	NichiiGakkan Co., Ltd.	3,800	55,560
	Nichi-iko Pharmaceutical Co., Ltd.	5,950	67,555
	Nichireki Co., Ltd.	3,900	58,450
	Nichirin Co., Ltd.	1,430	16,604
	Nihon Chouzai Co., Ltd.	1,400	20,891
*	Nihon Dempa Kogyo Co., Ltd.	600	1,708
	Nihon Dengi Co., Ltd.	600	19,799
	Nihon Flush Co., Ltd.	3,200	43,621
	Nihon House Holdings Co., Ltd.	5,600	12,367
#	Nihon Kagaku Sangyo Co., Ltd.	1,900	17,872
#	Nihon Nohyaku Co., Ltd.	6,100	27,675
	Nihon Parkerizing Co., Ltd.	9,800	95,108
	Nihon Plast Co., Ltd.	1,700	6,076
	Nihon Tokushu Toryo Co., Ltd.	1,400	12,530
#	Nihon Yamamura Glass Co., Ltd.	800	6,330
	Nikkiso Co., Ltd.	7,400	61,779
	Nikko Co., Ltd.	2,500	14,153
	Nikkon Holdings Co., Ltd.	6,100	111,166
	Nippon Air Conditioning Services Co., Ltd.	2,700	18,588
	Nippon Beet Sugar Manufacturing Co., Ltd.	1,800	28,430
	Nippon Carbide Industries Co., Inc.	1,100	11,760
	Nippon Carbon Co., Ltd.	1,100	32,986
	Nippon Chemical Industrial Co., Ltd.	1,300	25,242
*	Nippon Chemi-Con Corp.	2,000	31,784
#	Nippon Coke & Engineering Co., Ltd.	12,500	7,120
	Nippon Commercial Development Co., Ltd.	1,600	21,521
	Nippon Concrete Industries Co., Ltd.	8,400	20,397
*	Nippon Denko Co., Ltd.	15,100	20,452
	Nippon Densetsu Kogyo Co., Ltd.	3,700	74,700
	Nippon Electric Glass Co., Ltd.	10,700	175,012
	Nippon Fine Chemical Co., Ltd.	1,900	26,096
	Nippon Flour Mills Co., Ltd.	5,200	81,966
	Nippon Gas Co., Ltd.	3,300	154,902
	Nippon Hume Corp.	3,300	23,073
	Nippon Kayaku Co., Ltd.	12,400	121,641
	Nippon Kodoshi Corp.	400	3,738
	Nippon Koei Co., Ltd.	1,700	43,610
*	Nippon Koshuha Steel Co., Ltd.	1,000	2,905
	Nippon Light Metal Holdings Co., Ltd.	71,800	118,306
	Nippon Paper Industries Co., Ltd.	10,700	134,749
#	Nippon Parking Development Co., Ltd., Class C	23,500	27,049
	Nippon Pillar Packing Co., Ltd.	2,900	39,716
	Nippon Piston Ring Co., Ltd.	700	7,375
	Nippon Rietec Co., Ltd.	800	22,429
	Nippon Road Co., Ltd. (The)	1,000	70,224
	Nippon Seiki Co., Ltd.	5,800	65,154
	Nippon Seisen Co., Ltd.	500	14,180
*	Nippon Sharyo, Ltd.	1,200	26,828
*	Nippon Sheet Glass Co., Ltd.	13,200	43,181
	Nippon Signal Co., Ltd.	7,000	66,594
	Nippon Soda Co., Ltd.	3,200	82,181
	Nippon Steel Trading Corp.	2,048	61,063

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Suisan Kaisha, Ltd.	33,100	$138,865
	Nippon Systemware Co., Ltd.	1,200	20,834
	Nippon Thompson Co., Ltd.	11,800	34,116
	Nippon Yakin Kogyo Co., Ltd.	1,660	22,956
	Nipro Corp.	12,600	134,911
	Nishikawa Rubber Co., Ltd.	1,900	21,732
	Nishimatsu Construction Co., Ltd.	7,000	129,970
	Nishimatsuya Chain Co., Ltd.	5,600	56,480
	Nishimoto Co., Ltd.	700	12,277
	Nishi-Nippon Financial Holdings, Inc.	17,000	106,139
	Nishi-Nippon Railroad Co., Ltd.	3,000	75,304
	Nishio Rent All Co., Ltd.	2,100	39,990
	Nissan Shatai Co., Ltd.	7,700	57,270
	Nissei ASB Machine Co., Ltd.	1,000	25,379
	Nissei Corp.	400	4,439
	Nissei Plastic Industrial Co., Ltd.	1,400	10,394
	Nissha Co., Ltd.	6,100	63,267
	Nisshin Group Holdings Co., Ltd.	5,400	18,098
	Nisshin Oillio Group, Ltd. (The)	3,100	93,944
	Nisshinbo Holdings, Inc.	20,036	119,840
	Nissin Corp.	2,200	30,408
	Nissin Electric Co., Ltd.	6,100	57,152
	Nissin Kogyo Co., Ltd.	5,800	119,926
	Nissin Sugar Co., Ltd.	2,100	34,891
	Nissui Pharmaceutical Co., Ltd.	1,400	13,598
	Nitta Corp.	3,100	65,702
	Nitta Gelatin, Inc.	2,000	11,341
	Nittetsu Mining Co., Ltd.	800	30,578
	Nitto Fuji Flour Milling Co., Ltd.	200	11,375
	Nitto Kogyo Corp.	3,700	60,192
	Nitto Kohki Co., Ltd.	1,300	25,015
	Nitto Seiko Co., Ltd.	6,200	27,724
	Nittoc Construction Co., Ltd.	3,500	23,962
	NJS Co., Ltd.	700	10,189
	Noda Corp.	800	4,384
	Noevir Holdings Co., Ltd.	1,900	78,626
	Nohmi Bosai, Ltd.	2,800	53,995
	Nojima Corp.	3,100	77,722
	Nomura Co., Ltd.	7,600	48,574
	Noritake Co., Ltd.	1,800	54,128
	Noritsu Koki Co., Ltd.	2,700	38,723
	Noritz Corp.	3,900	47,406
	North Pacific Bank, Ltd.	32,300	61,824
#	NS Tool Co., Ltd.	1,000	23,720
	NS United Kaiun Kaisha, Ltd.	1,500	20,448
	NSD Co., Ltd.	6,160	112,018
	NTN Corp.	61,600	107,702
*	OAK Capital Corp.	5,200	4,504
	Obara Group, Inc.	1,600	51,468
	Oenon Holdings, Inc.	5,000	18,942
	Ogaki Kyoritsu Bank, Ltd. (The)	4,700	92,310
	Ohara, Inc.	700	6,331
	Ohashi Technica, Inc.	1,700	23,688
	Ohba Co., Ltd.	1,400	8,519
	Ohmoto Gumi Co., Ltd.	300	12,416
	Ohsho Food Service Corp.	1,200	57,224
	Oiles Corp.	3,673	47,037
*	Oisix ra daichi, Inc.	1,900	38,444
	Oita Bank, Ltd. (The)	1,600	35,790

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okabe Co., Ltd.	4,000	$26,799
	Okamoto Industries, Inc.	1,200	45,421
	Okamoto Machine Tool Works, Ltd.	300	5,634
	Okamura Corp.	7,300	47,471
#	Okasan Securities Group, Inc.	23,000	65,435
	Oki Electric Industry Co., Ltd.	9,800	86,976
	Okinawa Cellular Telephone Co.	1,500	60,050
	Okinawa Electric Power Co., Inc. (The)	5,625	87,700
	OKUMA Corp.	3,200	123,623
	Okumura Corp.	3,800	90,116
	Okura Industrial Co., Ltd.	1,400	18,446
	Okuwa Co., Ltd.	4,000	55,763
	Onoken Co., Ltd.	2,900	31,629
	Onward Holdings Co., Ltd.	18,500	45,433
#	Ootoya Holdings Co., Ltd.	500	13,192
#*	Open Door, Inc.	900	8,153
	Optex Group Co., Ltd.	3,300	34,063
*	Optim Corp.	1,200	38,951
	Organo Corp.	800	40,394
	Origin Co., Ltd.	600	7,014
	Oro Co., Ltd.	700	19,467
	Osaka Organic Chemical Industry, Ltd.	2,400	59,066
	Osaka Soda Co., Ltd.	2,000	43,183
	Osaka Steel Co., Ltd.	1,500	14,180
	OSAKA Titanium Technologies Co., Ltd.	3,300	24,799
	Osaki Electric Co., Ltd.	6,000	28,214
	OSG Corp.	8,600	117,184
	OSJB Holdings Corp.	18,400	39,204
	OUG Holdings, Inc.	500	12,632
	Outsourcing, Inc.	12,300	68,017
	Oyo Corp.	2,700	34,600
#	Ozu Corp.	600	9,625
	Pacific Industrial Co., Ltd.	6,100	44,758
	Pacific Metals Co., Ltd.	2,700	38,055
	Pack Corp. (The)	1,400	35,085
	PAL GROUP Holdings Co., Ltd.	2,800	28,834
	Paramount Bed Holdings Co., Ltd.	2,000	85,266
	Paris Miki Holdings, Inc.	1,000	2,445
	Pasona Group, Inc.	2,300	27,038
	PC Depot Corp.	5,160	30,888
	PCA Corp.	300	13,050
	Pegasus Sewing Machine Manufacturing Co., Ltd.	2,600	6,193
	Penta-Ocean Construction Co., Ltd.	29,400	154,540
#*	Pepper Food Service Co., Ltd.	900	3,497
	Phil Co., Inc.	200	2,856
#	PIA Corp.	600	14,116
	Pickles Corp.	1,200	30,108
	Pilot Corp.	2,500	69,472
	Piolax, Inc.	3,900	53,804
	Poletowin Pitcrew Holdings, Inc.	3,400	29,030
	Premium Group Co., Ltd.	1,600	24,988
	Press Kogyo Co., Ltd.	9,000	23,312
	Pressance Corp.	3,600	39,550
	Prestige International, Inc.	9,600	74,986
	Prima Meat Packers, Ltd.	3,000	80,146
	Pronexus, Inc.	2,300	24,402
	Prospect Co., Ltd.	44,000	14,175
	Proto Corp.	2,000	19,739
	PS Mitsubishi Construction Co., Ltd.	3,600	17,260

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Punch Industry Co., Ltd.	2,600	$9,637
*	QB Net Holdings Co., Ltd.	700	11,365
	Qol Holdings Co., Ltd.	2,600	25,368
	Quick Co., Ltd.	1,500	14,533
	Raito Kogyo Co., Ltd.	4,700	65,293
	Raiznext Corp.	5,600	63,270
	Rakus Co., Ltd.	3,600	83,120
	Rasa Corp.	1,400	12,403
	Rasa Industries, Ltd.	800	10,834
	Raysum Co., Ltd.	1,900	15,506
	Relia, Inc.	4,800	50,807
	Renaissance, Inc.	1,600	11,405
*	RENOVA, Inc.	3,400	34,223
	Resorttrust, Inc.	10,200	113,931
	Restar Holdings Corp.	2,800	49,792
#	Retail Partners Co., Ltd.	2,000	40,293
	Rheon Automatic Machinery Co., Ltd.	2,000	22,993
	Ricoh Leasing Co., Ltd.	1,900	48,072
	Ride On Express Holdings Co., Ltd.	1,200	28,344
#*	Right On Co., Ltd.	1,500	7,615
	Riken Corp.	1,300	31,830
	Riken Keiki Co., Ltd.	2,500	58,210
	Riken Technos Corp.	5,600	20,093
	Riken Vitamin Co., Ltd.	2,200	45,979
#	Ringer Hut Co., Ltd.	2,400	47,851
	Rion Co., Ltd.	1,400	25,823
	Riso Kagaku Corp.	2,300	26,899
	Riso Kyoiku Co., Ltd.	10,600	30,346
	Rock Field Co., Ltd.	2,100	24,268
	Rokko Butter Co., Ltd.	1,700	24,844
	Roland DG Corp.	1,800	18,936
	Rorze Corp.	1,400	71,983
	Round One Corp.	7,800	46,424
	Royal Holdings Co., Ltd.	3,900	55,100
#*	Rozetta Corp.	700	22,586
	RS Technologies Co., Ltd.	1,200	45,420
	Ryobi, Ltd.	3,200	30,557
	Ryoden Corp.	2,300	30,316
	Ryosan Co., Ltd.	2,400	45,630
#	Ryoyo Electro Corp.	1,800	50,125
	S Foods, Inc.	2,000	47,867
	S&B Foods, Inc.	600	24,921
	Sac's Bar Holdings, Inc.	3,250	14,590
	Sagami Rubber Industries Co., Ltd.	1,000	15,379
	Saibu Gas Co., Ltd.	3,600	76,559
	Saizeriya Co., Ltd.	3,300	51,420
	Sakai Chemical Industry Co., Ltd.	1,400	25,580
	Sakai Heavy Industries, Ltd.	600	12,242
	Sakai Moving Service Co., Ltd.	1,100	47,003
	Sakai Ovex Co., Ltd.	800	16,496
	Sakata INX Corp.	5,200	48,073
	Sakura Internet, Inc.	1,700	8,529
	Sala Corp.	9,800	50,262
	SAMTY Co., Ltd.	3,600	39,125
	San Holdings, Inc.	800	8,404
	San ju San Financial Group, Inc.	2,700	32,015
	San-A Co., Ltd.	2,000	75,420
	San-Ai Oil Co., Ltd.	7,700	62,385
#*	Sanden Holdings Corp.	3,000	7,392

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanei Architecture Planning Co., Ltd.	1,300	$14,678
	Sangetsu Corp.	5,600	76,598
	San-In Godo Bank, Ltd. (The)	18,100	84,638
*	Sanix, Inc.	2,800	6,251
	Sanken Electric Co., Ltd.	3,000	57,765
	Sanki Engineering Co., Ltd.	5,000	54,930
	Sankyo Co., Ltd.	2,000	50,031
	Sankyo Frontier Co., Ltd.	600	18,884
	Sankyo Seiko Co., Ltd.	4,000	15,750
	Sankyo Tateyama, Inc.	2,800	21,087
	Sanoh Industrial Co., Ltd.	3,000	17,319
#	Sansei Technologies, Inc.	1,200	6,901
#	Sansha Electric Manufacturing Co., Ltd.	800	4,272
	Sanshin Electronics Co., Ltd.	2,000	33,203
	Sanwa Holdings Corp.	4,700	40,279
	Sanyo Chemical Industries, Ltd.	1,600	68,202
	Sanyo Denki Co., Ltd.	1,000	44,816
	Sanyo Electric Railway Co., Ltd.	2,000	39,814
	Sanyo Shokai, Ltd.	2,500	13,085
	Sanyo Special Steel Co., Ltd.	3,000	21,609
	Sanyo Trading Co., Ltd.	2,600	22,229
	Sapporo Holdings, Ltd.	7,300	125,713
	Sato Holdings Corp.	2,700	56,070
	Sato Shoji Corp.	2,600	21,231
#	Satori Electric Co., Ltd.	2,600	18,653
#	Sawada Holdings Co., Ltd.	3,300	28,067
*	Saxa Holdings, Inc.	400	5,325
	SB Technology Corp.	700	21,500
*	SBI Insurance Group Co., Ltd.	1,200	13,287
	SBS Holdings, Inc.	2,300	48,955
#	Scala, Inc.	1,600	8,645
	Scroll Corp.	2,300	12,071
#	SEC Carbon, Ltd.	200	11,189
	Secom Joshinetsu Co., Ltd.	945	29,463
	Seed Co., Ltd.	1,500	8,957
	Seika Corp.	1,600	17,017
	Seikagaku Corp.	5,200	49,323
	Seikitokyu Kogyo Co., Ltd.	5,600	38,071
	Seiko Holdings Corp.	3,300	45,172
	Seiko PMC Corp.	800	5,161
	Seiren Co., Ltd.	5,800	66,892
	Sekisui Jushi Corp.	3,700	69,714
	Sekisui Kasei Co., Ltd.	3,500	16,955
	Senko Group Holdings Co., Ltd.	12,400	92,721
	Senshu Electric Co., Ltd.	1,200	33,916
	Senshu Ikeda Holdings, Inc.	29,200	42,995
*	Senshukai Co., Ltd.	3,000	9,569
	SFP Holdings Co., Ltd.	1,400	16,052
	Shibaura Electronics Co., Ltd.	700	13,390
	Shibaura Machine Co., Ltd.	3,200	59,956
	Shibaura Mechatronics Corp.	400	9,844
	Shibusawa Warehouse Co., Ltd. (The)	1,200	20,268
	Shibuya Corp.	2,000	51,811
*	SHIFT, Inc.	200	21,230
	Shiga Bank, Ltd. (The)	5,799	126,642
	Shikibo, Ltd.	900	8,599
	Shikoku Bank, Ltd. (The)	5,400	36,074
	Shikoku Chemicals Corp.	4,600	47,463
	Shikoku Electric Power Co., Inc.	16,000	107,662

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shima Seiki Manufacturing, Ltd.	3,700	$43,674
	Shimachu Co., Ltd.	4,800	130,619
	Shimizu Bank, Ltd. (The)	1,100	15,593
	Shimojima Co., Ltd.	1,200	13,059
	Shin Nippon Biomedical Laboratories, Ltd.	3,200	19,001
	Shinagawa Refractories Co., Ltd.	1,200	23,101
	Shindengen Electric Manufacturing Co., Ltd.	1,400	26,162
	Shin-Etsu Polymer Co., Ltd.	5,000	40,531
#	Shin-Keisei Electric Railway Co., Ltd.	900	17,951
	Shinko Electric Industries Co., Ltd.	3,900	58,721
	Shinko Shoji Co., Ltd.	5,200	41,749
	Shinmaywa Industries, Ltd.	8,000	70,007
	Shinnihon Corp.	3,400	25,190
	Shinoken Group Co., Ltd.	3,900	28,271
	Shinsho Corp.	1,000	16,433
	Shinwa Co., Ltd.	900	16,426
	Shinwa Co., Ltd.	1,700	10,745
	Shizuki Electric Co., Inc.	1,600	7,841
	Shizuoka Gas Co., Ltd.	7,200	57,987
	Shoei Co., Ltd.	2,600	69,278
	Shoei Foods Corp.	1,700	58,916
	Shofu, Inc.	1,000	12,746
	Showa Corp.	5,400	114,127
	Showa Sangyo Co., Ltd.	2,000	64,742
#	SIGMAXYZ, Inc.	1,700	25,118
	Siix Corp.	5,300	41,610
	Sinanen Holdings Co., Ltd.	1,300	35,264
	Sinfonia Technology Co., Ltd.	3,599	34,297
	Sinko Industries, Ltd.	2,400	31,752
	Sintokogio, Ltd.	5,338	35,317
	SK-Electronics Co., Ltd.	1,300	11,935
	SKY Perfect JSAT Holdings, Inc.	17,800	65,501
	SMK Corp.	500	10,914
	SMS Co., Ltd.	4,800	119,106
#	Snow Peak, Inc.	1,600	17,208
	SNT Corp.	3,900	7,738
	Soda Nikka Co., Ltd.	3,100	14,809
	Sodick Co., Ltd.	5,800	45,234
	Soft99 Corp.	2,300	17,796
	Softbrain Co., Ltd.	2,100	6,762
	Softcreate Holdings Corp.	900	19,555
	Software Service, Inc.	400	41,435
#	Soiken Holdings, Inc.	2,200	10,595
	Soken Chemical & Engineering Co., Ltd.	800	8,747
	Solasto Corp.	5,000	48,391
	Soliton Systems K.K.	1,500	21,086
	Sotoh Co., Ltd.	600	5,382
	Space Co., Ltd.	880	7,483
	Space Value Holdings Co., Ltd.	4,700	14,553
	Sparx Group Co., Ltd.	11,800	21,182
	SPK Corp.	1,000	12,690
	S-Pool, Inc.	4,300	26,767
	SRA Holdings	1,000	21,617
*	SRS Holdings Co., Ltd.	2,500	19,481
	ST Corp.	2,100	40,767
	St Marc Holdings Co., Ltd.	1,700	23,481
	Star Mica Holdings Co., Ltd.	1,800	19,864
	Star Micronics Co., Ltd.	4,000	44,846
	Starts Corp., Inc.	3,200	58,412

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Starzen Co., Ltd.	1,000	$35,768
	Stella Chemifa Corp.	2,000	51,395
	Step Co., Ltd.	1,500	20,517
	Strike Co., Ltd.	600	26,348
	Studio Alice Co., Ltd.	1,100	14,787
#	Subaru Enterprise Co., Ltd.	200	13,562
	Sugimoto & Co., Ltd.	1,500	24,749
	Sumida Corp.	2,400	14,576
	Suminoe Textile Co., Ltd.	900	14,063
	Sumitomo Bakelite Co., Ltd.	4,400	106,762
	Sumitomo Densetsu Co., Ltd.	2,200	44,980
	Sumitomo Mitsui Construction Co., Ltd.	18,992	73,763
	Sumitomo Osaka Cement Co., Ltd.	4,500	151,376
*	Sumitomo Precision Products Co., Ltd.	600	11,476
	Sumitomo Riko Co., Ltd.	5,000	23,399
	Sumitomo Seika Chemicals Co., Ltd.	1,600	50,780
	Sumitomo Warehouse Co., Ltd. (The)	8,100	91,493
	Sun Frontier Fudousan Co., Ltd.	3,700	28,656
	Suncall Corp.	1,500	5,292
	Sun-Wa Technos Corp.	1,500	10,951
	Suruga Bank, Ltd.	14,300	48,131
	Suzuki Co., Ltd.	1,400	8,412
	SWCC Showa Holdings Co., Ltd.	3,700	43,098
#	System Information Co., Ltd.	1,800	23,553
	Systena Corp.	7,000	105,041
	Syuppin Co., Ltd.	1,800	10,519
	T Hasegawa Co., Ltd.	3,600	71,907
	T RAD Co., Ltd.	1,100	13,703
	T&K Toka Co., Ltd.	2,300	16,879
	Tachibana Eletech Co., Ltd.	2,500	38,375
#	Tachikawa Corp.	1,100	12,005
	Tachi-S Co., Ltd.	4,300	34,272
	Tadano, Ltd.	12,600	101,005
	Taihei Dengyo Kaisha, Ltd.	2,600	52,729
	Taiho Kogyo Co., Ltd.	1,900	8,996
	Taikisha, Ltd.	2,500	70,267
	Taiko Bank, Ltd. (The)	1,100	12,976
	Taiko Pharmaceutical Co., Ltd.	2,300	50,437
	Taisei Lamick Co., Ltd.	800	20,281
	Taiyo Holdings Co., Ltd.	1,800	85,037
	Takamatsu Construction Group Co., Ltd.	2,100	42,669
	Takamiya Co., Ltd.	1,700	8,688
	Takaoka Toko Co., Ltd.	1,200	10,572
	Takara Holdings, Inc.	5,800	49,987
	Takara Leben Co., Ltd.	9,300	29,414
	Takara Standard Co., Ltd.	4,200	56,712
	Takasago International Corp.	2,100	40,214
	Takasago Thermal Engineering Co., Ltd.	4,700	62,433
	Takashimaya Co., Ltd.	18,000	119,800
	Take And Give Needs Co., Ltd.	1,000	4,530
	TAKEBISHI Corp.	1,400	17,654
	Takeei Corp.	1,900	21,076
	Takeuchi Manufacturing Co., Ltd.	4,400	73,358
	Takihyo Co., Ltd.	200	3,489
	Takisawa Machine Tool Co., Ltd.	1,100	10,246
	Takuma Co., Ltd.	6,500	89,872
	Tama Home Co., Ltd.	1,900	19,615
	Tamron Co., Ltd.	2,000	31,790
	Tamura Corp.	11,000	44,000

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tanseisha Co., Ltd.	3,800	$21,114
	Taoka Chemical Co., Ltd.	200	23,333
	Tatsuta Electric Wire and Cable Co., Ltd.	5,200	28,494
	Tayca Corp.	1,900	23,049
	Tbk Co., Ltd.	2,800	11,208
	TDC Soft, Inc.	1,600	13,138
	TechMatrix Corp.	2,900	50,025
	Techno Ryowa, Ltd.	1,500	12,674
	Techno Smart Corp.	700	5,230
	Teikoku Electric Manufacturing Co., Ltd.	3,100	34,531
	Teikoku Sen-I Co., Ltd.	2,300	51,181
	Teikoku Tsushin Kogyo Co., Ltd.	800	8,335
	Tekken Corp.	1,800	32,069
	Tenma Corp.	2,000	29,022
	Tenpos Holdings Co., Ltd.	500	8,646
	Terilogy Co., Ltd.	1,600	7,677
	T-Gaia Corp.	2,100	37,738
	TKC Corp.	1,600	88,064
	Toa Corp.	2,600	16,408
	Toa Corp.	3,000	43,853
	Toa Oil Co., Ltd.	1,200	21,500
	TOA ROAD Corp.	300	9,687
	Toagosei Co., Ltd.	13,200	125,849
	Tobishima Corp.	3,420	32,535
	TOC Co., Ltd.	6,100	36,468
	Tocalo Co., Ltd.	6,900	77,282
	Tochigi Bank, Ltd. (The)	19,000	27,878
	Toda Corp.	7,100	45,544
*	Toda Kogyo Corp.	700	11,277
	Toei Animation Co., Ltd.	700	36,028
	Toei Co., Ltd.	300	39,872
	Toenec Corp.	1,400	49,577
	Toho Bank, Ltd. (The)	31,300	65,644
	Toho Co., Ltd.	900	14,899
	Toho Holdings Co., Ltd.	6,800	116,444
	Toho Titanium Co., Ltd.	3,900	20,944
*	Toho Zinc Co., Ltd.	2,800	38,391
	Tohoku Bank, Ltd. (The)	800	7,275
	Tohokushinsha Film Corp.	1,800	10,357
	Tokai Corp.	1,800	36,141
	TOKAI Holdings Corp.	9,000	83,931
	Tokai Rika Co., Ltd.	6,900	86,301
	Tokai Tokyo Financial Holdings, Inc.	32,200	69,528
	Token Corp.	880	55,934
	Tokushu Tokai Paper Co., Ltd.	919	37,628
	Tokuyama Corp.	7,500	175,664
#*	Tokyo Base Co., Ltd.	2,400	6,208
#	Tokyo Dome Corp.	10,700	64,033
	Tokyo Electron Device, Ltd.	1,200	36,985
	Tokyo Energy & Systems, Inc.	4,100	28,276
	Tokyo Individualized Educational Institute, Inc.	1,600	7,444
	Tokyo Keiki, Inc.	1,800	15,519
	Tokyo Kiraboshi Financial Group, Inc.	3,924	40,245
	Tokyo Ohka Kogyo Co., Ltd.	700	37,030
#	Tokyo Rakutenchi Co., Ltd.	500	18,020
*	Tokyo Rope Manufacturing Co., Ltd.	2,400	11,543
	Tokyo Sangyo Co., Ltd.	2,700	12,177
	Tokyo Seimitsu Co., Ltd.	4,000	127,825
	Tokyo Steel Manufacturing Co., Ltd.	13,200	74,553

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Tekko Co., Ltd.	1,500	$21,816
	Tokyo Theatres Co., Inc.	600	6,472
	Tokyotokeiba Co., Ltd.	1,800	70,507
	Tokyu Construction Co., Ltd.	12,700	59,057
	Tokyu Recreation Co., Ltd.	600	23,197
	Toli Corp.	6,000	13,732
	Tomato Bank, Ltd.	900	8,364
	Tomen Devices Corp.	400	13,807
	Tomoe Corp.	3,500	10,631
	Tomoe Engineering Co., Ltd.	1,000	18,184
	Tomoku Co., Ltd.	1,500	23,940
	TOMONY Holdings, Inc.	16,800	51,238
	Tomy Co., Ltd.	9,217	69,155
	Tonami Holdings Co., Ltd.	800	42,781
	Topcon Corp.	9,900	64,772
	Toppan Forms Co., Ltd.	7,500	70,834
	Topre Corp.	4,300	41,424
	Topy Industries, Ltd.	1,800	18,551
	Torex Semiconductor, Ltd.	1,100	12,416
	Toridoll Holdings Corp.	4,800	50,169
	Torigoe Co., Ltd. (The)	2,500	21,423
	Torii Pharmaceutical Co., Ltd.	1,600	51,187
#	Torikizoku Co., Ltd.	1,000	11,727
	Torishima Pump Manufacturing Co., Ltd.	2,000	16,011
	Tosei Corp.	4,200	32,514
	Toshiba TEC Corp.	1,000	38,444
	Tosho Co., Ltd.	1,400	13,747
	Totech Corp.	1,200	25,933
	Totetsu Kogyo Co., Ltd.	2,600	62,031
	Tottori Bank, Ltd. (The)	600	6,183
	Toukei Computer Co., Ltd.	500	18,059
#	Tow Co., Ltd.	3,000	7,456
	Towa Bank, Ltd. (The)	4,300	25,881
	Towa Corp.	2,500	29,156
	Towa Pharmaceutical Co., Ltd.	3,000	53,962
	Toyo Construction Co., Ltd.	12,400	43,122
	Toyo Corp.	3,000	25,536
	Toyo Denki Seizo K.K.	1,000	9,819
*	Toyo Engineering Corp.	3,400	9,812
	Toyo Gosei Co., Ltd.	400	33,064
	Toyo Ink SC Holdings Co., Ltd.	4,600	82,931
	Toyo Kanetsu K.K.	1,200	22,315
	Toyo Machinery & Metal Co., Ltd.	2,600	9,431
	Toyo Securities Co., Ltd.	12,000	11,310
	Toyo Tanso Co., Ltd.	1,900	28,655
	Toyo Tire Corp	10,400	138,377
	Toyobo Co., Ltd.	9,900	137,569
	TPR Co., Ltd.	3,300	40,108
	Trancom Co., Ltd.	700	50,806
	Transaction Co., Ltd.	2,400	24,097
	Transcosmos, Inc.	1,200	29,041
	Tri Chemical Laboratories, Inc.	600	59,619
	Trusco Nakayama Corp.	3,800	89,511
	TS Tech Co., Ltd.	2,000	50,730
	TSI Holdings Co., Ltd.	8,125	22,872
	Tsubaki Nakashima Co., Ltd.	6,400	42,635
	Tsubakimoto Chain Co.	3,500	82,149
	Tsubakimoto Kogyo Co., Ltd.	400	10,849
	Tsugami Corp.	5,000	46,041

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsukada Global Holdings, Inc.	1,900	$3,957
	Tsukishima Kikai Co., Ltd.	4,000	43,053
	Tsukuba Bank, Ltd.	5,500	8,357
	Tsukui Corp.	5,200	22,400
	Tsumura & Co.	1,100	27,412
	Tsurumi Manufacturing Co., Ltd.	2,000	34,099
	Tsutsumi Jewelry Co., Ltd.	800	13,961
	TV Asahi Holdings Corp.	3,400	46,495
	Tv Tokyo Holdings Corp.	1,500	31,146
	UACJ Corp.	4,503	76,022
	Ube Industries, Ltd.	11,100	181,287
	Uchida Yoko Co., Ltd.	800	48,432
	Ulvac, Inc.	5,400	160,194
#*	Umenohana Co., Ltd.	600	5,430
*	Uniden Holdings Corp.	1,000	15,231
	Union Tool Co.	900	21,932
	Unipres Corp.	5,500	41,173
	United Arrows, Ltd.	3,300	43,565
	United Super Markets Holdings, Inc.	6,300	75,902
	UNITED, Inc.	1,200	11,986
*	Unitika, Ltd.	10,400	31,258
*	Universal Entertainment Corp.	3,100	54,577
	Ushio, Inc.	13,600	159,924
#*	UT Group Co., Ltd.	2,300	46,895
	Utoc Corp.	500	2,289
#	V Technology Co., Ltd.	1,200	38,509
	Valor Holdings Co., Ltd.	4,800	104,223
	Valqua, Ltd.	2,400	41,220
	ValueCommerce Co., Ltd.	1,500	44,438
*	Vector, Inc.	3,300	22,802
	Vertex Corp.	600	9,788
*	VIA Holdings, Inc.	1,200	3,156
*	Vision, Inc.	2,400	13,334
	Vital KSK Holdings, Inc.	5,900	56,798
	VT Holdings Co., Ltd.	11,300	33,447
	Wacoal Holdings Corp.	5,300	89,511
	Wacom Co., Ltd.	11,900	64,617
	Wakachiku Construction Co., Ltd.	1,700	18,026
	Wakita & Co., Ltd.	5,900	50,236
	Warabeya Nichiyo Holdings Co., Ltd.	2,500	36,216
	Watahan & Co., Ltd.	1,000	20,636
	WATAMI Co., Ltd.	3,300	24,269
	WDB Holdings Co., Ltd.	600	14,238
	Weathernews, Inc.	700	25,535
	West Holdings Corp.	2,160	49,924
	Will Group, Inc.	1,500	7,693
	WIN-Partners Co., Ltd.	3,100	26,852
	Wood One Co., Ltd.	600	6,566
	World Co., Ltd.	2,800	32,919
	World Holdings Co., Ltd.	1,000	13,512
	Wowow, Inc.	800	18,625
	Xebio Holdings Co., Ltd.	4,700	30,286
	Yachiyo Industry Co., Ltd.	1,500	5,352
	Yahagi Construction Co., Ltd.	4,200	30,333
	Yaizu Suisankagaku Industry Co., Ltd.	1,100	8,928
	YAKUODO Holdings Co., Ltd.	1,000	25,500
	YAMABIKO Corp.	3,960	32,288
	YAMADA Consulting Group Co., Ltd.	900	9,577
	Yamagata Bank, Ltd. (The)	3,600	42,773

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaguchi Financial Group, Inc.	24,000	$141,717
	Yamaichi Electronics Co., Ltd.	3,100	36,906
	YA-MAN, Ltd.	2,800	25,340
	Yamanashi Chuo Bank, Ltd. (The)	4,600	34,313
	Yamatane Corp.	1,000	11,615
	Yamato Corp.	1,400	7,510
	Yamato Kogyo Co., Ltd.	5,700	116,281
	Yamazen Corp.	6,600	59,499
	Yashima Denki Co., Ltd.	2,600	21,434
	Yasuda Logistics Corp.	2,000	16,251
	Yasunaga Corp.	900	7,729
	Yellow Hat, Ltd.	3,600	47,251
	Yodogawa Steel Works, Ltd.	2,400	39,635
	Yokogawa Bridge Holdings Corp.	3,300	58,045
	Yokohama Reito Co., Ltd.	6,700	53,325
	Yokowo Co., Ltd.	1,700	38,394
	Yomeishu Seizo Co., Ltd.	1,000	16,614
	Yomiuri Land Co., Ltd.	500	15,708
	Yondenko Corp.	420	8,834
	Yondoshi Holdings, Inc.	2,300	38,408
	Yorozu Corp.	3,300	31,540
#	Yoshinoya Holdings Co., Ltd.	6,500	111,236
	Yotai Refractories Co., Ltd.	3,000	19,849
	Yuasa Trading Co., Ltd.	2,000	53,477
#	Yumeshin Holdings Co., Ltd.	7,100	35,696
	Yurtec Corp.	6,100	35,039
	Yushin Precision Equipment Co., Ltd.	1,200	7,281
	Yushiro Chemical Industry Co., Ltd.	1,000	11,798
	Zenitaka Corp. (The)	400	14,632
	Zenrin Co., Ltd.	3,800	37,296
	ZIGExN Co., Ltd.	5,200	13,984
	Zuiko Corp.	700	31,414
TOTAL JAPAN			53,860,748
NETHERLANDS — (2.9%)
	Aalberts NV	10,993	392,584
*	Accell Group NV	2,336	65,538
#	Aegon NV	40,322	118,159
*	Altice Europe NV	61,474	291,465
#	AMG Advanced Metallurgical Group NV	2,744	48,895
	Amsterdam Commodities NV	2,318	51,487
	APERAM SA	6,227	177,373
*	Arcadis NV	8,847	181,704
*	Argenx SE	53	12,230
	ASM International NV	4,927	753,675
	ASR Nederland NV	16,636	537,462
*	Basic-Fit NV	3,159	82,219
	BE Semiconductor Industries NV	9,703	433,838
#*	Beter Bed Holding NV	1,921	5,460
*	Boskalis Westminster	10,371	195,897
#*	Brunel International NV	2,547	18,408
	Corbion NV	6,733	258,446
	Euronext NV	5,979	690,680
	Flow Traders	3,614	132,790
	ForFarmers NV	4,983	32,080
#*	Fugro NV	9,528	38,372
*	GrandVision NV	2,203	63,190
#*	Heijmans NV	2,916	20,482
*	Hunter Douglas NV	685	37,174

VA International Small Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	IMCD NV	6,146	$635,543
	Intertrust NV	8,872	164,398
#*	Kendrion NV	2,182	30,023
*	Koninklijke BAM Groep NV	34,191	53,275
	Koninklijke Vopak NV	2,185	119,449
*	Lucas Bols NV	553	5,046
*	Nederland Apparatenfabriek	608	29,747
*	OCI NV	4,871	58,040
*	Ordina NV	14,344	36,355
	PostNL NV	58,656	143,868
	SBM Offshore NV	21,716	337,929
#*	SIF Holding NV	540	6,922
*	Signify NV	13,843	415,335
	Sligro Food Group NV	3,086	48,452
#	SNS NV	15,156	0
	TKH Group NV	4,150	163,669
*	TomTom NV	7,909	63,326
	Van Lanschot Kempen NV	1,388	24,023
TOTAL NETHERLANDS			6,975,008
NEW ZEALAND — (0.6%)
	Air New Zealand, Ltd.	1,918	1,707
#	Arvida Group, Ltd.	39,703	42,183
	Chorus, Ltd.	38,110	188,301
	Delegat Group, Ltd.	2,022	17,430
	Fletcher Building, Ltd.	5,140	11,554
	Freightways, Ltd.	12,407	57,769
	Genesis Energy, Ltd.	32,503	63,036
#	Gentrack Group, Ltd.	4,745	4,035
	Hallenstein Glasson Holdings, Ltd.	5,327	12,149
	Heartland Group Holdings, Ltd.	61,601	53,861
	Infratil, Ltd.	64,592	207,427
#	Investore Property, Ltd.	30,334	40,136
	Kathmandu Holdings, Ltd.	57,266	43,304
	Metlifecare, Ltd.	18,797	73,653
	New Zealand Refining Co., Ltd. (The)	22,065	10,426
*	NZME, Ltd.	14,069	2,256
	NZX, Ltd.	33,562	32,553
	Oceania Healthcare, Ltd.	31,507	21,123
	PGG Wrightson, Ltd.	1,057	1,972
*	Pushpay Holdings, Ltd.	11,016	58,233
*	Restaurant Brands New Zealand, Ltd.	2,935	23,274
	Sanford, Ltd.	8,585	37,089
#	Scales Corp., Ltd.	8,503	29,661
*	Serko, Ltd.	2,845	6,644
	Skellerup Holdings, Ltd.	17,609	28,519
*	SKY Network Television, Ltd.	144,562	12,387
	SKYCITY Entertainment Group, Ltd.	69,531	115,125
	Steel & Tube Holdings, Ltd.	31,557	11,673
	Summerset Group Holdings, Ltd.	17,659	92,345
*	Synlait Milk, Ltd.	5,821	26,642
	Tourism Holdings, Ltd.	12,709	15,888
*	TOWER, Ltd.	39,659	15,794
	Trustpower, Ltd.	4,827	21,259
	Vista Group International, Ltd.	17,608	14,931
	Warehouse Group, Ltd. (The)	5,475	7,534
	Z Energy, Ltd.	36,738	68,729
TOTAL NEW ZEALAND			1,470,602

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (1.0%)
	ABG Sundal Collier Holding ASA	48,103	$22,173
	AF Gruppen ASA	2,219	42,643
*	Akastor ASA	20,811	13,808
#*	Aker Solutions ASA	16,214	26,490
	American Shipping Co. ASA	5,693	16,674
	Atea ASA	7,139	82,892
	Austevoll Seafood ASA	8,309	70,231
#	Avance Gas Holding, Ltd.	4,699	11,006
#*	Axactor SE	19,390	14,571
#*	B2Holding ASA	15,191	7,835
	Bonheur ASA	2,524	59,494
	Borregaard ASA	12,564	167,596
#*	BW Energy, Ltd.	2,197	4,143
	BW LPG, Ltd.	11,386	47,141
	BW Offshore, Ltd.	10,768	37,502
*	Crayon Group Holding ASA	2,622	20,494
#	DNO ASA	74,076	47,051
	Europris ASA	21,503	105,712
	Fjordkraft Holding ASA	4,098	36,458
	FLEX LNG, Ltd.	3,636	20,161
#	Frontline, Ltd.	11,340	91,453
	Grieg Seafood ASA	5,477	55,428
*	Hexagon Composites ASA	13,175	69,372
	Hoegh LNG Holdings, Ltd.	8,753	10,589
#*	Kongsberg Automotive ASA	377,946	6,234
#*	Kvaerner ASA	20,809	22,136
*	NEL ASA	102,353	213,364
#*	Nordic Nanovector ASA	5,457	13,308
*	Nordic Semiconductor ASA	16,200	160,662
	Norway Royal Salmon ASA	1,451	36,038
*	Norwegian Finans Holding ASA	16,387	122,418
	Norwegian Property ASA	953	1,207
#	Ocean Yield ASA	5,542	13,579
#*	Odfjell Drilling, Ltd.	9,723	12,141
*	Odfjell SE, Class A	1,000	2,272
*	Olav Thon Eiendomsselskap ASA	1,935	32,609
*	Otello Corp. ASA	22,618	31,274
*	PGS ASA	50,758	18,099
*	PhotoCure ASA	2,990	24,201
*	Protector Forsikring ASA	8,297	40,056
#*	REC Silicon ASA	26,008	10,215
*	Sbanken ASA	11,013	79,443
	Scatec Solar ASA	10,093	175,929
	Selvaag Bolig ASA	5,226	29,104
	Stolt-Nielsen, Ltd.	2,682	24,147
*	Subsea 7 SA	5,276	40,418
	TGS NOPEC Geophysical Co. ASA	8,659	128,893
	Treasure ASA	1,741	2,001
*	Veidekke ASA	11,063	150,474
#*	Wallenius Wilhelmsen ASA	7,933	11,766
	Wilh Wilhelmsen Holding ASA, Class A	1,434	17,720
*	XXL ASA	10,608	25,556
TOTAL NORWAY			2,526,181
PORTUGAL — (0.3%)
#	Altri SGPS SA	7,954	39,350
*	Banco Comercial Portugues SA, Class R	915,426	105,571
*	CTT-Correios de Portugal SA	16,912	45,158
#*	Mota-Engil SGPS SA	12,914	17,788

VA International Small Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Navigator Co. SA (The)	29,096	$72,193
	NOS SGPS SA	35,021	154,770
	REN - Redes Energeticas Nacionais SGPS SA	56,778	163,334
	Semapa-Sociedade de Investimento e Gestao	3,925	35,309
*	Sonae Capital SGPS SA	9,999	5,642
	Sonae SGPS SA	128,614	89,912
TOTAL PORTUGAL			729,027
SINGAPORE — (1.3%)
	Accordia Golf Trust	65,600	31,777
	AEM Holdings, Ltd.	14,200	37,923
	Ascendas India Trust	124,200	127,135
*	Banyan Tree Holdings, Ltd.	7,000	1,099
	Best World International, Ltd.	33,400	6,145
	Boustead Projects, Ltd.	6,600	3,751
	Boustead Singapore, Ltd.	40,300	20,887
	Bukit Sembawang Estates, Ltd.	22,400	61,441
	Bund Center Investment, Ltd.	27,000	9,750
	China Aviation Oil Singapore Corp., Ltd.	27,800	19,476
	China Sunsine Chemical Holdings, Ltd.	43,800	10,708
	Chip Eng Seng Corp., Ltd.	45,000	14,632
	Chuan Hup Holdings, Ltd.	87,000	12,426
	ComfortDelGro Corp., Ltd.	216,900	215,798
*	COSCO Shipping International Singapore Co., Ltd.	175,500	25,337
*	Creative Technology, Ltd.	2,650	5,589
	CSE Global, Ltd.	40,000	13,986
	Del Monte Pacific, Ltd.	72,000	6,862
	Delfi, Ltd.	20,200	11,067
*	Ezion Holdings, Ltd.	243,320	1,434
#*	Ezra Holdings, Ltd.	229,921	345
	Far East Orchard, Ltd.	11,239	7,931
	First Resources, Ltd.	68,100	68,280
	Fragrance Group, Ltd.	82,000	6,930
	Fraser and Neave, Ltd.	24,800	24,723
	Frasers Property, Ltd.	13,500	11,421
	Frencken Group, Ltd.	41,100	35,215
	GK Goh Holdings, Ltd.	17,813	9,638
	GL, Ltd.	53,000	22,346
	Golden Agri-Resources, Ltd.	907,000	104,304
	GuocoLand, Ltd.	41,300	41,975
*	Halcyon Agri Corp., Ltd.	25,666	4,381
	Haw Par Corp., Ltd.	13,400	90,611
	Hi-P International, Ltd.	20,600	19,313
	Ho Bee Land, Ltd.	35,900	53,330
	Hong Fok Corp., Ltd.	54,120	25,998
	Hong Leong Asia, Ltd.	16,000	5,498
	Hong Leong Finance, Ltd.	41,500	69,403
	Hotel Grand Central, Ltd.	43,574	29,250
	Hour Glass, Ltd. (The)	27,500	13,540
	Hutchison Port Holdings Trust	591,600	64,150
	Hwa Hong Corp., Ltd.	59,000	11,320
*	Hyflux, Ltd.	27,500	361
#	IGG, Inc.	107,000	104,830
*	Indofood Agri Resources, Ltd.	28,000	5,854
	Japfa, Ltd.	32,120	15,481
*	k1 Ventures, Ltd.	24,000	0
	Keppel Infrastructure Trust	389,481	154,964
	Lian Beng Group, Ltd.	32,800	9,058
	Mandarin Oriental International, Ltd.	29,400	43,510

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Metro Holdings, Ltd.	51,300	$27,789
*	Midas Holdings, Ltd.	114,000	2,987
*	mm2 Asia, Ltd.	48,000	6,403
	OUE, Ltd.	48,400	40,183
	Oxley Holdings, Ltd.	78,945	12,417
	Perennial Real Estate Holdings, Ltd.	20,600	14,203
*	Raffles Education Corp., Ltd.	63,960	5,277
	Raffles Medical Group, Ltd.	103,562	66,174
	Riverstone Holdings, Ltd.	30,400	83,620
	SATS, Ltd.	69,200	138,706
	SBS Transit, Ltd.	8,500	17,629
	Sembcorp Industries, Ltd.	141,400	178,508
*	Sembcorp Marine, Ltd.	77,600	21,580
	Sheng Siong Group, Ltd.	66,800	82,809
	SIA Engineering Co., Ltd.	34,000	43,976
	SIIC Environment Holdings, Ltd.	58,600	8,760
	Sinarmas Land, Ltd.	108,000	13,722
	Singapore Post, Ltd.	185,900	96,571
	Singapore Press Holdings, Ltd.	169,700	132,303
	Stamford Land Corp., Ltd.	21,000	5,229
	StarHub, Ltd.	45,300	40,329
	Straits Trading Co., Ltd.	7,100	8,001
	Sunningdale Tech, Ltd.	15,000	11,072
*	Swiber Holdings, Ltd.	17,249	256
	Tuan Sing Holdings, Ltd.	47,091	9,476
	UMS Holdings, Ltd.	31,250	22,935
	United Industrial Corp., Ltd.	16,800	25,629
	UOB-Kay Hian Holdings, Ltd.	36,466	31,486
	Vicom, Ltd.	8,800	13,749
	Wing Tai Holdings, Ltd.	58,870	73,326
	XP Power, Ltd.	1,450	72,105
	Yangzijiang Shipbuilding Holdings, Ltd.	105,500	70,696
	Yeo Hiap Seng, Ltd.	2,482	1,461
TOTAL SINGAPORE			3,070,550
SPAIN — (2.1%)
	Acciona SA	3,199	355,134
*	Acerinox SA	19,921	171,764
	Alantra Partners SA	1,872	23,330
*	Almirall SA	6,094	67,447
*	Amper SA	88,071	16,008
*	Applus Services SA	14,239	110,369
	Atresmedia Corp. de Medios de Comunicacion SA	10,142	27,529
*	Azkoyen SA	2,184	12,862
	Banco de Sabadell SA	125,945	43,229
	Bankia SA	110,368	140,623
	Bankinter SA	64,389	334,770
	Befesa SA	1,719	69,316
	Cia de Distribucion Integral Logista Holdings SA	3,876	72,369
	CIE Automotive SA	7,242	114,564
	Construcciones y Auxiliar de Ferrocarriles SA	2,580	88,567
	Ebro Foods SA	9,691	217,341
*	eDreams ODIGEO SA	10,043	21,040
	Elecnor SA	4,118	43,260
	Enagas SA	13,425	338,704
#	Ence Energia y Celulosa SA	19,579	59,026
	Ercros SA	14,096	28,542
	Euskaltel SA	12,030	111,997
	Faes Farma SA	36,616	154,106

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Fluidra SA	4,554	$75,415
	Fomento de Construcciones y Contratas SA	7,325	63,114
	Gestamp Automocion SA	10,077	24,215
	Global Dominion Access SA	11,493	37,617
	Grupo Catalana Occidente SA	7,270	171,653
#*	Grupo Empresarial San Jose SA	2,273	11,797
#*	Grupo Ezentis SA	30,572	10,367
	Iberpapel Gestion SA	963	20,321
*	Indra Sistemas SA	14,501	109,501
	Laboratorios Farmaceuticos Rovi SA	1,642	56,711
*	Liberbank SA	249,756	48,489
*	Masmovil Ibercom SA	8,802	235,324
*	Mediaset Espana Comunicacion SA	15,385	50,324
*	Melia Hotels International SA	16,151	59,791
	Miquel y Costas & Miquel SA	2,523	34,891
*	Neinor Homes SA	3,665	43,854
#*	Obrascon Huarte Lain SA	18,131	11,867
	Pharma Mar SA	1,673	177,526
	Prim SA	846	9,249
*	Promotora de Informaciones SA, Class A	21,413	10,890
	Prosegur Cia de Seguridad SA	24,644	65,489
*	Realia Business SA	40,885	31,559
	Sacyr SA	58,264	131,801
*	Solaria Energia y Medio Ambiente SA	7,492	113,624
*	Talgo SA	12,111	55,722
*	Tecnicas Reunidas SA	3,329	41,816
*	Tubacex SA	17,770	22,784
*	Unicaja Banco SA	112,100	62,427
	Vidrala SA	2,149	235,689
	Viscofan SA	4,912	359,894
*	Vocento SA	10,365	8,077
	Zardoya Otis SA	16,103	106,898
TOTAL SPAIN			5,120,593
SWEDEN — (3.5%)
	AcadeMedia AB	9,075	65,908
*	Adapteo Oyj	5,028	42,810
*	AddLife AB, Class B	2,228	31,177
*	AddNode Group AB	4,034	90,185
	AddTech AB, Class B	6,154	288,472
*	AF POYRY AB	11,282	289,606
#	Alimak Group AB	4,650	57,885
	Arjo AB, Class B	23,668	146,773
	Atrium Ljungberg AB, Class B	4,164	64,419
*	Attendo AB	17,845	93,370
	Avanza Bank Holding AB	9,926	193,547
	Beijer Alma AB	4,864	58,658
*	Beijer Electronics Group AB	3,083	13,499
	Bergman & Beving AB	4,110	37,668
	Betsson AB	15,720	118,530
*	Bilia AB, Class A	10,967	106,117
#	BillerudKorsnas AB	13,346	213,217
	BioGaia AB, Class B	2,077	132,768
*	Biotage AB	6,310	114,364
	Bonava AB, Class B	9,951	67,037
*	Bravida Holding AB	20,665	226,558
*	Bufab AB	4,911	63,853
*	Bulten AB	1,365	8,439
	Bure Equity AB	8,278	227,098

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Bygghemma Group First AB	4,402	$54,878
*	Byggmax Group AB	8,034	43,040
	Catena AB	2,748	113,442
	Clas Ohlson AB, Class B	4,505	50,702
*	Cloetta AB, Class B	38,522	106,507
#*	Collector AB	3,491	5,582
*	Coor Service Management Holding AB	8,658	68,949
	Corem Property Group AB, Class B	17,834	33,947
	Dios Fastigheter AB	12,748	86,392
*	Dometic Group AB	20,353	198,699
*	Duni AB	5,155	50,568
	Dustin Group AB	7,661	46,539
	Eastnine AB	3,095	40,683
*	Elanders AB, Class B	1,738	12,902
*	Electrolux Professional AB, Class B	1,174	4,635
*	Eltel AB	2,122	4,691
*	Enea AB	2,398	49,800
#*	eWork Group AB	1,140	9,214
*	Fagerhult AB	9,072	35,734
#	FastPartner AB, Class A	4,631	36,994
*	Fingerprint Cards AB, Class B	22,812	42,365
*	Granges AB	10,797	87,211
*	Gunnebo AB	9,405	18,933
*	Haldex AB	4,760	17,484
	Heba Fastighets AB, Class B	4,330	42,894
*	Hexpol AB	3,443	22,908
*	HIQ International AB	6,152	37,182
*	HMS Networks AB	2,545	57,000
#*	Hoist Finance AB	7,538	24,286
*	Humana AB	3,640	21,938
#	International Petroleum Corp.	9,695	18,675
	INVISIO AB	1,378	25,569
*	Inwido AB	11,850	111,031
*	ITAB Shop Concept AB, Class B	1,515	2,467
#	JM AB	8,446	250,545
	Kindred Group P.L.C.	23,558	165,892
	Klovern AB, Class B	70,588	113,493
*	KNOW IT AB	2,857	59,046
	Kungsleden AB	23,412	189,363
	Lagercrantz Group AB, Class B	8,330	168,331
	LeoVegas AB	5,032	23,397
	Lindab International AB	14,073	219,939
*	Loomis AB	5,957	142,339
*	Mekonomen AB	5,111	43,506
	MIPS AB	1,855	78,387
*	Modern Times Group MTG AB, Class B	9,738	132,831
	Momentum Group AB, Class B	3,336	53,623
	Mycronic AB	7,486	142,487
	NCC AB, Class B	6,927	120,304
*	Nederman Holding AB	2,831	37,262
*	New Wave Group AB, Class B	6,935	28,794
*	Nobia AB	16,346	96,981
*	Nobina AB	12,314	77,562
*	Nolato AB, Class B	2,054	170,765
*	Nordic Entertainment Group AB, Class B	2,100	87,987
*	Nordic Waterproofing Holding A.S.	2,253	30,189
	NP3 Fastigheter AB	4,739	49,893
*	Nyfosa AB	21,554	161,326
*	OEM International AB, Class B	1,480	40,905

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Orexo AB	1,571	$9,806
*	Peab AB, Class B	17,584	165,047
	Platzer Fastigheter Holding AB, Class B	6,591	59,950
	Pricer AB, Class B	16,074	47,711
*	Proact IT Group AB	775	16,313
*	Qliro Group AB	9,126	6,980
*	Ratos AB, Class B	27,304	97,703
#*	RaySearch Laboratories AB	2,968	31,214
*	Recipharm AB, Class B	7,945	127,783
	Resurs Holding AB	11,633	58,429
	Rottneros AB	8,130	7,507
#*	SAS AB	47,741	43,005
*	Scandi Standard AB	8,278	61,742
	Scandic Hotels Group AB	8,957	30,953
	Sectra AB, Class B	2,449	168,329
#*	Semcon AB	1,445	9,438
#	Sintercast AB	1,032	17,189
	SkiStar AB	6,071	71,188
*	SSAB AB, Class A	14,761	43,606
*	SSAB AB, Class B	14,891	42,337
	Systemair AB	2,722	52,010
	Thule Group AB	2,471	73,503
	Troax Group AB	4,497	84,908
*	VBG Group AB, Class B	1,749	25,718
	Wihlborgs Fastigheter AB	14,693	247,607
TOTAL SWEDEN			8,620,922
SWITZERLAND — (6.6%)
	Allreal Holding AG	2,124	422,581
	ALSO Holding AG	903	238,236
*	ams AG	30,565	514,122
*	APG SGA SA	152	28,295
#*	Arbonia AG	6,387	72,948
*	Aryzta AG	77,285	49,021
*	Autoneum Holding AG	308	31,237
	Bachem Holding AG, Class B	489	147,199
	Baloise Holding AG	942	143,725
	Banque Cantonale de Geneve	373	72,520
	Banque Cantonale Vaudoise	2,300	240,997
	Belimo Holding AG	52	413,096
	Bell Food Group AG	268	68,657
	Bellevue Group AG	1,225	32,141
	Berner Kantonalbank AG	777	188,967
	BKW AG	2,717	262,377
	Bobst Group SA	1,478	88,194
	Bossard Holding AG, Class A	800	136,997
	Bucher Industries AG	839	276,341
	Burckhardt Compression Holding AG	272	68,339
	Burkhalter Holding AG	430	27,931
*	Calida Holding AG	895	27,332
	Carlo Gavazzi Holding AG	62	10,891
	Cembra Money Bank AG	3,288	358,998
	Cicor Technologies, Ltd.	259	10,311
	Cie Financiere Tradition SA	285	33,109
	Clariant AG	24,802	468,773
	Coltene Holding AG	598	50,566
	Conzzeta AG	218	202,189
	Daetwyler Holding AG	122	24,784
	DKSH Holding AG	5,185	333,017

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	292	$163,525
*	Dottikon Es Holding AG	12	12,083
*	Dufry AG	4,411	112,632
	EFG International AG	15,276	101,026
	Emmi AG	260	234,826
	Energiedienst Holding AG	1,617	52,954
*	Evolva Holding SA	115,096	31,664
*	Feintool International Holding AG	183	9,037
#*	Fenix Outdoor International AG	523	58,234
*	Flughafen Zurich AG	2,360	299,198
	Forbo Holding AG	133	207,431
	Galenica AG	5,289	391,586
#*	GAM Holding AG	23,150	56,764
	Georg Fischer AG	539	495,232
	Gurit Holding AG	55	98,141
	Helvetia Holding AG	4,587	415,703
*	Hiag Immobilien Holding AG	899	87,183
#*	HOCHDORF Holding AG	130	10,366
	Huber & Suhner AG	2,571	200,150
	Hypothekarbank Lenzburg AG	9	41,362
	Implenia AG	2,488	109,435
*	Ina Invest Holding AG	498	10,338
	Inficon Holding AG	197	162,270
	Interroll Holding AG	69	163,195
	Intershop Holding AG	164	100,297
	Investis Holding SA	526	47,326
	IWG P.L.C.	82,435	247,823
*	Jungfraubahn Holding AG	563	77,040
	Kardex Holding AG	792	138,086
#*	Komax Holding AG	474	69,207
#	Kudelski SA	6,965	25,530
*	Landis & Gyr Group AG	1,025	62,602
*	Lastminute.com NV	995	22,104
	LEM Holding SA	50	78,237
	Liechtensteinische Landesbank AG	1,746	105,960
	Logitech International SA	1,041	75,939
	Luzerner Kantonalbank AG	449	186,499
*	Meier Tobler Group AG	174	1,735
	Metall Zug AG	26	35,564
	Mobilezone Holding AG	5,469	43,849
	Mobimo Holding AG	1,289	361,070
	OC Oerlikon Corp. AG	28,334	237,781
*	Orascom Development Holding AG	1,611	15,151
	Orior AG	755	61,892
	Phoenix Mecano AG	95	34,596
	Plazza AG, Class A	250	76,818
	PSP Swiss Property AG	5,614	623,653
	Rieter Holding AG	458	37,550
	Romande Energie Holding SA	46	52,569
	Schaffner Holding AG	70	13,454
#*	Schmolz + Bickenbach AG	75,342	13,612
	Schweiter Technologies AG	165	204,607
	SFS Group AG	1,898	179,287
	Siegfried Holding AG	467	244,007
	SIG Combibloc Group AG	25,699	449,585
	St Galler Kantonalbank AG	390	176,357
	Sulzer AG	2,117	175,545
	Sunrise Communications Group AG	4,346	405,359
	Swiss Prime Site AG	4,527	413,150

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swissquote Group Holding SA	1,186	$110,949
	Tecan Group AG	505	211,794
	Thurgauer Kantonalbank	118	13,458
	TX Group AG	438	32,130
	u-blox Holding AG	1,047	76,065
	Valiant Holding AG	1,754	163,434
*	Valora Holding AG	456	74,692
#	Varia US Properties AG	834	34,889
	VAT Group AG	3,471	661,883
	Vaudoise Assurances Holding SA	191	96,398
*	Vetropack Holding AG	1,500	83,508
*	Von Roll Holding AG	1,435	1,303
	Vontobel Holding AG	4,114	300,857
	VP Bank AG	694	89,223
	VZ Holding AG	1,520	120,002
*	V-ZUG Holding AG	260	21,038
	Walliser Kantonalbank	485	56,220
	Warteck Invest AG	28	65,508
#	Ypsomed Holding AG	243	35,673
	Zehnder Group AG	1,600	70,287
	Zug Estates Holding AG, Class B	41	87,543
	Zuger Kantonalbank AG	19	128,817
TOTAL SWITZERLAND			16,197,738
UNITED KINGDOM — (13.2%)
	4imprint Group P.L.C.	3,716	115,310
	888 Holdings P.L.C.	26,145	62,806
	A.G. Barr P.L.C.	11,359	63,816
	AA P.L.C.	61,811	19,157
	Advanced Medical Solutions Group P.L.C	3,253	8,106
	Afren P.L.C.	57,931	0
	Aggreko P.L.C.	29,652	148,789
	AJ Bell P.L.C.	2,556	14,372
	Alliance Pharma P.L.C.	38,308	36,049
	Anglo Pacific Group P.L.C.	21,654	33,695
	Anglo-Eastern Plantations P.L.C.	1,293	7,985
*	Appreciate Group P.L.C	13,054	4,999
	Arrow Global Group P.L.C.	17,804	17,595
	Ascential P.L.C.	32,525	114,313
	Ashmore Group P.L.C.	37,560	192,145
*	ASOS P.L.C.	2,604	113,908
	Avon Rubber P.L.C.	4,443	193,480
	B&M European Value Retail SA	63,874	384,028
	Babcock International Group P.L.C.	67,058	252,626
	Balfour Beatty P.L.C.	85,249	267,578
*	Bank of Georgia Group P.L.C.	4,639	47,192
	Beazley P.L.C.	67,496	367,679
	Begbies Traynor Group P.L.C.	7,753	9,554
	Bellway P.L.C.	12,691	420,263
	Biffa P.L.C.	24,784	65,917
	Bloomsbury Publishing P.L.C.	9,948	26,635
	Bodycote P.L.C.	23,492	171,404
*	Boohoo Group P.L.C.	62,487	211,417
	Brewin Dolphin Holdings P.L.C.	49,926	170,870
	Britvic P.L.C.	28,735	298,668
	Burford Capital, Ltd.	6,631	46,509
*	Cairn Energy P.L.C.	107,583	167,350
*	Capita P.L.C.	61,474	27,559
	Capital & Counties Properties P.L.C.	14,309	26,190

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Card Factory P.L.C.	36,595	$20,636
	CareTech Holdings P.L.C.	7,585	42,214
	Carr's Group P.L.C.	4,336	7,315
	Castings P.L.C.	4,744	21,348
	Centamin P.L.C.	152,243	407,544
	Central Asia Metals P.L.C.	10,032	21,843
	Chemring Group P.L.C.	40,809	125,999
	Chesnara P.L.C.	18,041	67,727
	Cineworld Group P.L.C.	74,014	37,209
*	Circassia Group P.L.C.	12,752	3,999
	City of London Investment Group P.L.C.	1,712	9,025
	Clarkson P.L.C.	4,914	132,005
	Clinigen Group P.L.C.	6,338	58,209
	Clipper Logistics P.L.C.	3,172	13,876
	Close Brothers Group P.L.C.	22,610	323,996
	CLS Holdings P.L.C.	19,418	49,521
	CMC Markets P.L.C.	10,400	43,634
	Coats Group P.L.C.	103,557	76,668
	Computacenter P.L.C.	9,400	242,810
*	Concentric AB	5,416	92,628
	ContourGlobal P.L.C.	6,337	17,251
	ConvaTec Group P.L.C.	11,124	29,564
	Costain Group P.L.C.	10,708	8,514
	Countryside Properties P.L.C.	45,655	168,553
	Cranswick P.L.C.	8,895	414,295
	Crest Nicholson Holdings P.L.C.	31,067	75,837
	CVS Group P.L.C.	6,147	91,648
	Daily Mail & General Trust P.L.C., Class A	17,357	142,944
	Dart Group P.L.C.	12,720	107,192
	De La Rue P.L.C.	19,364	32,655
	Debenhams P.L.C.	107,504	0
	Devro P.L.C.	27,112	57,768
	DFS Furniture P.L.C.	18,806	36,966
*	Dialight P.L.C.	1,573	6,524
*	Dialog Semiconductor P.L.C.	9,400	440,624
*	Dignity P.L.C.	5,679	24,138
	Diploma P.L.C.	18,167	430,143
	DiscoverIE Group P.L.C.	8,605	66,793
	Dixons Carphone P.L.C.	128,311	123,557
	Domino's Pizza Group P.L.C.	57,872	240,686
	Drax Group P.L.C.	63,270	230,254
	Dunelm Group P.L.C.	12,393	198,855
	easyJet P.L.C.	6,848	44,044
*	EKF Diagnostics Holdings P.L.C.	28,411	17,933
	Electrocomponents P.L.C.	71,675	613,976
	Elementis P.L.C.	75,875	63,299
	EMIS Group P.L.C.	5,893	76,654
*	EnQuest P.L.C.	139,312	23,996
	Equiniti Group P.L.C.	47,466	79,308
	Essentra P.L.C.	35,380	139,953
	Euromoney Institutional Investor P.L.C.	11,592	120,154
	FDM Group Holdings P.L.C.	9,533	115,435
	Ferrexpo P.L.C.	46,878	108,473
	Fevertree Drinks P.L.C.	9,909	282,372
	First Derivatives P.L.C.	515	18,071
*	Firstgroup P.L.C.	218,529	101,532
	Forterra P.L.C.	19,451	39,192
*	Foxtons Group P.L.C.	34,139	15,893
*	Frasers Group P.L.C.	21,667	70,592

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments P.L.C.	387	$9,840
	Fuller Smith & Turner P.L.C., Class A	4,390	34,009
	G4S P.L.C.	172,346	320,175
	Galliford Try Holdings P.L.C.	19,567	24,252
	Games Workshop Group P.L.C.	5,956	683,624
*	Gamesys Group P.L.C.	7,493	90,699
	Gamma Communications P.L.C.	2,757	57,199
*	Gem Diamonds, Ltd.	14,716	4,627
	Genel Energy P.L.C.	14,140	26,466
	Genus P.L.C.	945	42,173
*	Georgia Capital P.L.C.	3,318	15,800
	Go-Ahead Group P.L.C. (The)	9,061	74,223
	GoCo Group P.L.C.	37,856	50,503
	Gooch & Housego P.L.C.	327	4,396
	Grafton Group P.L.C.	31,205	261,262
	Grainger P.L.C.	80,953	306,996
	Greggs P.L.C.	13,054	203,009
	Gulf Keystone Petroleum, Ltd.	29,820	35,870
	Gym Group P.L.C. (The)	13,715	24,033
	Halfords Group P.L.C.	23,225	44,497
	Hastings Group Holdings P.L.C.	39,847	108,397
	Hays P.L.C.	213,094	303,421
	Headlam Group P.L.C.	13,204	47,738
	Helical P.L.C.	18,107	72,672
	Henry Boot P.L.C.	13,323	43,687
	Highland Gold Mining, Ltd.	48,630	190,604
	Hill & Smith Holdings P.L.C.	12,377	195,132
	Hilton Food Group P.L.C.	7,490	107,886
	Hiscox, Ltd.	25,046	255,571
	Hochschild Mining P.L.C.	37,929	134,404
	Hollywood Bowl Group P.L.C.	14,164	25,099
*	Horizon Discovery Group P.L.C.	13,910	17,685
	Hostelworld Group P.L.C.	3,747	2,955
	Howden Joinery Group P.L.C.	35,650	227,499
	Hunting P.L.C.	29,847	69,446
*	Hurricane Energy P.L.C.	61,503	4,929
	Hyve Group P.L.C.	30,769	32,358
	Ibstock P.L.C.	53,200	110,116
*	IDOX P.L.C.	25,839	16,288
	IG Group Holdings P.L.C.	47,504	454,025
	IMI P.L.C.	31,889	433,273
	Inchcape P.L.C.	50,511	282,966
*	Indivior P.L.C.	91,954	166,378
	IntegraFin Holdings P.L.C.	3,374	23,880
	Intermediate Capital Group P.L.C.	9,151	160,181
*	International Ferro Metals, Ltd.	5,038	0
	International Personal Finance P.L.C.	23,747	17,013
	Interserve P.L.C.	22,564	0
	iomart Group P.L.C.	10,345	47,306
*	IP Group P.L.C.	98,163	85,305
	J D Wetherspoon P.L.C.	13,875	153,708
	James Fisher & Sons P.L.C.	6,723	101,250
	James Halstead P.L.C.	6,238	40,237
	John Laing Group P.L.C.	50,848	196,571
	John Menzies P.L.C.	11,780	16,683
	John Wood Group P.L.C.	72,360	179,869
	Johnson Service Group P.L.C.	15,666	18,867
	Jupiter Fund Management P.L.C.	62,177	183,900
*	Just Group P.L.C.	109,347	64,084

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Kainos Group P.L.C.	6,118	$87,988
	KAZ Minerals P.L.C.	26,534	185,005
	Keller Group P.L.C.	12,297	90,019
*	Kier Group P.L.C.	31,248	26,162
	Kin & Carta P.L.C.	23,381	16,075
*	Lamprell P.L.C.	23,029	7,915
	Lancashire Holdings, Ltd.	27,531	278,672
	Liontrust Asset Management P.L.C.	5,643	90,984
	Lookers P.L.C.	40,298	11,078
	LSL Property Services P.L.C.	11,392	28,534
	M&C Saatchi P.L.C.	3,423	2,504
	Macfarlane Group P.L.C.	6,000	6,929
	Man Group P.L.C.	190,011	306,549
	Marks & Spencer Group P.L.C.	24,494	30,166
	Marshalls P.L.C.	26,672	206,819
	Marston's P.L.C.	82,294	43,395
	McBride P.L.C.	30,429	23,932
*	McCarthy & Stone P.L.C.	44,347	38,447
	McColl's Retail Group P.L.C.	626	304
	Mears Group P.L.C.	19,018	34,318
	Mediclinic International P.L.C.	51,874	181,518
	Meggitt P.L.C.	23,230	81,164
*	Metro Bank P.L.C.	1,363	1,833
	Midwich Group P.L.C.	1,611	8,271
*	Mitchells & Butlers P.L.C.	30,648	61,670
	Mitie Group P.L.C.	185,228	78,644
	MJ Gleeson P.L.C.	5,541	44,671
	Moneysupermarket.com Group P.L.C.	59,239	226,946
	Morgan Advanced Materials P.L.C.	45,922	130,746
	Morgan Sindall Group P.L.C.	6,967	94,710
	Morses Club P.L.C.	4,600	2,956
	Mortgage Advice Bureau Holdings, Ltd.	1,833	14,412
	Motorpoint group P.L.C.	7,418	24,025
	MP Evans Group P.L.C.	799	6,278
	N Brown Group P.L.C.	29,795	12,988
	Naked Wines P.L.C.	7,043	38,627
	National Express Group P.L.C.	70,707	140,687
	NCC Group P.L.C.	31,420	70,692
*	New World Resources P.L.C., Class A	1,390	0
	Next Fifteen Communications Group P.L.C.	1,654	8,188
	Nichols P.L.C.	707	12,167
	Norcros P.L.C.	7,961	16,286
	Numis Corp. P.L.C.	6,616	24,622
	On the Beach Group P.L.C.	8,810	32,003
	OneSavings Bank P.L.C.	20,492	63,351
	Oxford Instruments P.L.C.	6,836	120,019
	Pagegroup P.L.C.	33,456	153,180
	Pan African Resources P.L.C.	263,769	85,231
	Paragon Banking Group P.L.C.	41,094	168,466
	PayPoint P.L.C.	7,784	61,444
*	Pendragon P.L.C.	178,766	19,234
	Pennon Group P.L.C.	29,391	406,124
*	Petra Diamonds, Ltd.	139,574	2,201
	Petrofac, Ltd.	28,206	51,387
#*	Petropavlovsk P.L.C.	432,055	202,620
	Pets at Home Group P.L.C.	72,839	297,413
*	Pharos Energy P.L.C.	20,801	3,799
	Photo-Me International P.L.C.	40,883	24,146
	Playtech P.L.C.	34,619	135,436

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Plus500, Ltd.	9,377	$145,351
	Polar Capital Holdings P.L.C.	5,758	35,476
	Polypipe Group P.L.C.	24,923	131,425
	Porvair P.L.C.	3,538	24,317
	PPHE Hotel Group, Ltd.	814	11,408
*	Premier Foods P.L.C.	78,429	88,373
	Premier Miton Group P.L.C.	3,000	3,892
#*	Premier Oil P.L.C.	87,623	41,238
	Provident Financial P.L.C.	13,265	28,660
*	PureTech Health P.L.C.	20,868	74,707
	PZ Cussons P.L.C.	28,826	71,583
	QinetiQ Group P.L.C.	75,136	300,764
	Quilter P.L.C.	224,457	427,233
	Rank Group P.L.C.	24,101	43,036
	Rathbone Brothers P.L.C.	6,710	142,089
*	Raven Property Group, Ltd.	27,314	11,845
	Reach P.L.C.	48,158	38,831
	Redde Northgate P.L.C.	21,305	45,820
	Redrow P.L.C.	38,559	215,277
	Renew Holdings P.L.C.	4,833	27,663
	Renewi P.L.C.	163,917	53,816
	Renishaw P.L.C.	3,228	204,452
*	Renold P.L.C.	15,469	2,193
	Restaurant Group P.L.C. (The)	20,889	12,205
	Rhi Magnesita NV	1,651	53,796
	Rhi Magnesita NV	1,947	61,814
	Ricardo P.L.C.	10,119	45,558
	RM P.L.C.	8,839	27,548
	Robert Walters P.L.C.	9,655	52,690
	Rotork P.L.C.	97,235	352,644
	Royal Mail P.L.C.	122,790	256,774
	RPS Group P.L.C.	39,439	22,998
	RWS Holdings P.L.C.	1,455	11,398
	S&U P.L.C.	354	7,350
	Sabre Insurance Group P.L.C.	20,051	79,580
	Saga P.L.C.	103,064	20,532
	Sanne Group P.L.C.	5,284	43,570
*	Savannah Energy P.L.C.	69,764	7,143
	Savills P.L.C.	17,961	176,264
*	Scapa Group P.L.C.	14,247	15,889
*	SDL P.L.C.	12,706	77,287
	Senior P.L.C.	81,040	55,037
*	Serco Group P.L.C.	5,830	12,111
	Severfield P.L.C.	28,520	22,214
	SIG P.L.C.	138,693	50,983
	Signature Aviation P.L.C.	104,810	317,251
	Smart Metering Systems P.L.C.	4,717	38,137
	Softcat P.L.C.	11,659	192,210
	Spectris P.L.C.	14,576	489,299
	Speedy Hire P.L.C.	40,705	26,850
	Spire Healthcare Group P.L.C.	44,227	43,479
	Spirent Communications P.L.C.	86,637	317,202
*	Sportech P.L.C.	13,686	2,772
	SSP Group P.L.C.	53,386	143,333
	St. Modwen Properties P.L.C.	33,188	134,002
	Stagecoach Group P.L.C.	35,849	22,268
	SThree P.L.C.	13,227	43,900
	Stobart Group, Ltd.	42,560	14,149
	Stock Spirits Group P.L.C.	24,762	72,482

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Strix Group P.L.C.	11,774	$32,211
*	Studio Retail Group P.L.C.	5,420	15,157
	STV Group P.L.C.	2,950	8,939
	Superdry P.L.C.	4,673	7,105
	Synthomer P.L.C.	54,123	204,509
	TalkTalk Telecom Group P.L.C.	82,142	74,598
	Tate & Lyle P.L.C.	43,480	370,074
	Ted Baker P.L.C.	8,333	7,968
	Telecom Plus P.L.C.	8,996	158,141
*	Telit Communications P.L.C.	10,362	18,396
	Thomas Cook Group P.L.C.	133,576	0
	TI Fluid Systems P.L.C.	3,961	8,984
	Topps Tiles P.L.C.	21,096	11,726
	TP ICAP P.L.C.	72,225	311,750
	Travis Perkins P.L.C.	34,736	502,411
	Trifast P.L.C.	13,605	19,035
	TT Electronics P.L.C.	27,878	62,215
	Tullow Oil P.L.C.	184,058	61,548
	Tyman P.L.C.	7,607	17,490
	U & I Group P.L.C.	21,649	19,144
	UDG Healthcare P.L.C.	25,191	233,892
	Ultra Electronics Holdings P.L.C.	11,545	356,793
	Urban & Civic P.L.C.	12,431	38,428
	Vectura Group P.L.C.	91,700	118,729
	Vertu Motors P.L.C.	37,928	11,056
	Vesuvius P.L.C.	31,578	168,032
	Victrex P.L.C.	11,180	272,798
*	Virgin Money UK P.L.C.	74,935	84,975
	Vistry Group P.L.C.	32,202	258,902
	Vitec Group P.L.C. (The)	4,188	36,247
	Vivo Energy P.L.C.	6,394	6,149
	Volex P.L.C.	13,025	22,998
	Volution Group P.L.C.	17,166	37,530
	Vp P.L.C.	3,850	36,817
	Watkin Jones P.L.C.	15,756	28,445
	Weir Group P.L.C (The)	18,262	283,964
	WH Smith P.L.C.	12,939	159,034
	William Hill P.L.C.	141,047	192,030
	Wilmington P.L.C.	6,879	11,809
	Wincanton P.L.C.	19,706	47,451
*	Wizz Air Holdings P.L.C.	622	26,086
*	Xaar P.L.C.	10,372	11,456
TOTAL UNITED KINGDOM			32,157,984
UNITED STATES — (0.2%)
#*	Golden Star Resources, Ltd.	9,815	43,819
	Primo Water Corp.	18,495	262,488
*	Samsonite International SA	161,400	151,278
TOTAL UNITED STATES			457,585
TOTAL COMMON STOCKS			229,260,416
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	2,447	62,422
*	Draegerwerk AG & Co. KGaA	1,318	124,238
	Fuchs Petrolub SE	6,347	277,160
*	Jungheinrich AG	5,624	171,775

VA International Small Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Sixt SE	1,905	$96,112
	STO SE & Co. KGaA	368	42,073
	Villeroy & Boch AG	1,074	14,106
TOTAL GERMANY			787,886
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Helloworld Travel, Ltd. Rights 08/03/20	621	0
AUSTRIA — (0.0%)
*	Intercell AG Rights 05/16/13	2,073	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	19,894	16,612
ITALY — (0.0%)
*	Ascopiave SpA Rights 09/30/20	2,688	0
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	61,932	0
SWITZERLAND — (0.0%)
*	Meier Tobler Group AG Rights 08/31/20	174	38
TOTAL RIGHTS/WARRANTS			16,650
TOTAL INVESTMENT SECURITIES (Cost $247,845,087)			230,064,952

			Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	1,202,786	13,917,436
TOTAL INVESTMENTS — (100.0%)
(Cost $261,760,437)^^			$243,982,388
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$9,488	$15,485,453	—	$15,494,941
Austria	—	2,956,037	—	2,956,037
Belgium	175,816	3,178,992	—	3,354,808
Canada	22,347,756	55,944	—	22,403,700
China	—	271,738	—	271,738
Denmark	—	5,751,714	—	5,751,714
Finland	—	6,541,174	—	6,541,174
France	—	9,154,653	—	9,154,653
Germany	241,695	13,716,680	—	13,958,375
Hong Kong	—	4,997,901	—	4,997,901
Ireland	257	696,765	—	697,022
Israel	53,780	3,152,294	—	3,206,074
Italy	—	9,285,341	—	9,285,341
Japan	—	53,860,748	—	53,860,748
Netherlands	—	6,975,008	—	6,975,008

VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
New Zealand	—	$1,470,602	—	$1,470,602
Norway	$14,571	2,511,610	—	2,526,181
Portugal	—	729,027	—	729,027
Singapore	—	3,070,550	—	3,070,550
Spain	—	5,120,593	—	5,120,593
Sweden	161,014	8,459,908	—	8,620,922
Switzerland	31,376	16,166,362	—	16,197,738
United Kingdom	—	32,157,984	—	32,157,984
United States	306,307	151,278	—	457,585
Preferred Stocks
Germany	—	787,886	—	787,886
Rights/Warrants
Canada	—	16,612	—	16,612
Switzerland	—	38	—	38
Securities Lending Collateral	—	13,917,436	—	13,917,436
TOTAL	$23,342,060	$220,640,328	—	$243,982,388

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (1.5%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.222%, 04/16/21	5,000	$5,002,192
BONDS — (31.8%)
African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 12/15/21	6,000	5,984,340
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 12/15/21	6,000	5,997,660
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.336%, 09/10/21	3,000	2,997,990
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)Ω	0.846%, 05/17/21	2,000	2,006,837
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.726%, 04/13/21	204	204,592
Bank of Nova Scotia (The)
#	2.350%, 10/21/20	1,783	1,791,029
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r)	0.566%, 01/08/21	1,000	1,000,818
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.310%, FRN
#(r)	0.614%, 10/05/20	890	890,581
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r)	0.566%, 02/02/21	3,990	3,995,433
		Face Amount	Value†
		(000)

CPPIB Capital, Inc., Floating Rate Note, 3M USD LIBOR + 0.030%, FRN
(r)Ω	0.301%, 10/16/20	2,000	$2,000,156
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r)Ω	0.650%, 09/04/20	5,120	5,121,353
(r)	0.590%, 09/29/20	4,000	4,001,560
Equinor ASA
	2.900%, 11/08/20	2,000	2,013,447
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r)Ω	0.407%, 03/24/21	1,000	1,000,464
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.225%, 10/25/21	4,000	3,996,080
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.220%, FRN
(r)	0.495%, 10/15/20	800	800,368
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.356%, 10/12/21	8,000	7,999,120
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.306%, 08/23/21	2,000	1,999,577
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.358%, 03/12/21	1,000	1,000,004
(r)	0.358%, 03/12/21	850	850,003
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.440%, 02/24/22	2,500	2,497,640

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.448%, 09/08/21	1,000	$1,000,710
	Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.436%, 02/17/21	2,200	2,200,246
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.035%, FRN
(r)	0.450%, 03/15/22	9,200	9,194,112
	Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.383%, 12/15/21	3,000	3,001,530
	Nordic Investment Bank
	1.500%, 09/29/20	3,000	3,005,890
	NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.488%, 02/08/21	3,200	3,199,712
	Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.323%, 09/15/20	4,000	4,000,339
(r)	0.368%, 11/22/21	1,000	999,403
	Royal Bank of Canada
	2.150%, 10/26/20	1,231	1,236,589
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r)	0.485%, 10/26/20	477	477,255
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.658%, 04/30/21	2,000	2,005,009
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.363%, 12/14/20	1,000	1,000,175
	Svenska Handelsbanken AB
	2.450%, 03/30/21	6,500	6,592,594
		Face Amount	Value†
		(000)

	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r)	0.485%, 01/25/21	2,000	$2,001,551
	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.260%, FRN
(r)	0.559%, 09/17/20	3,760	3,761,487
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.559%, 08/13/21	1,698	1,697,918
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
#(r)	0.524%, 08/21/20	500	499,976
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r)	0.478%, 09/18/20	1,000	1,000,283
	Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r)	0.816%, 01/08/21	969	970,502
	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.535%, 06/23/21	1,330	1,333,114
	Westpac Banking Corp.
	2.100%, 05/13/21	1,246	1,264,254
	TOTAL BONDS		108,591,701
U.S. TREASURY OBLIGATIONS — (10.8%)
	U.S. Treasury Bills
#	0.000%, 09/08/20	6,250	6,249,469
#	0.000%, 09/22/20	7,500	7,499,037
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.219%, 04/30/22	23,000	23,025,408
	TOTAL U.S. TREASURY OBLIGATIONS		36,773,914
CERTIFICATES OF DEPOSIT — (2.3%)
	National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.392%, 05/28/21	3,000	3,001,202

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.050%, FRN
(r)Ω	0.228%, 08/11/20	3,000	$3,000,000
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.140%, FRN
(r)	0.316%, 10/22/20	2,000	2,000,172
TOTAL CERTIFICATES OF DEPOSIT			8,001,374
TOTAL INVESTMENT SECURITIES (Cost $158,328,112)			158,369,181

COMMERCIAL PAPER — (48.9%)
Banque Et Caisse d’Epargne de l’Etat
	1.645%, 08/12/20	7,500	7,499,810
	0.300%, 12/09/20	2,000	1,998,683
BNG Bank NV
Ω	0.010%, 08/06/20	3,500	3,499,939
Ω	0.150%, 08/31/20	5,000	4,999,557
Caisse Des Depots Et
Ω	0.640%, 08/17/20	2,000	1,999,924
Ω	0.440%, 08/24/20	6,000	5,999,680
Ω	0.440%, 08/27/20	1,500	1,499,910
DBS Bank Ltd.
Ω	1.697%, 08/06/20	2,250	2,249,948
Erste Abwicklungsanstalt
Ω	0.220%, 11/24/20	7,500	7,495,747
European Investment Bank
	0.010%, 09/04/20	3,000	2,999,708
	0.203%, 09/14/20	2,500	2,499,688
	0.224%, 10/14/20	3,000	2,999,312
Export Development Canada
	0.360%, 08/17/20	4,000	3,999,843
	0.010%, 08/25/20	4,500	4,499,709
Exxon Mobil Corp.
	0.390%, 01/04/21	5,000	4,995,857
	0.400%, 02/01/21	4,500	4,495,444
FMS Wertmanagement
Ω	0.230%, 12/11/20	1,750	1,748,823
Ω	0.240%, 01/11/21	2,000	1,998,187
Ω	0.010%, 01/14/21	6,000	5,994,405
Hydro-Quebec
Ω	0.228%, 11/17/20	5,000	4,997,442
Kingdom of Denmark
	0.220%, 08/03/20	3,000	2,999,987
Kingdom Of Denmark
	0.230%, 08/07/20	1,500	1,499,985
Kreditanstalt fuer Wiederaufbau
Ω	0.270%, 12/15/20	6,500	6,496,018
		FaceAmount	Value†
		(000)
Landesbank Hessen-Thuringen
Ω	0.172%, 10/28/20	2,250	$2,248,849
L'Oreal USA, Inc.
Ω	0.270%, 10/28/20	4,500	4,498,554
Merck & Co., Inc.
	0.711%, 08/04/20	8,000	7,999,956
National Australia Bank, Ltd.
Ω	0.190%, 09/16/20	6,500	6,498,498
Nederlandse Waterschapsbank NV
Ω	0.010%, 08/19/20	5,500	5,499,498
NRW Bank
Ω	0.190%, 09/21/20	3,750	3,749,160
Ω	0.185%, 10/28/20	1,500	1,499,336
Oesterreichische Kontrollbank AG
	1.679%, 08/03/20	1,500	1,499,991
Pfizer, Inc.
Ω	0.250%, 11/02/20	2,000	1,999,154
Province of Alberta
Ω	0.180%, 08/20/20	3,500	3,499,831
Province of Alberta Canada
	0.010%, 09/17/20	5,000	4,999,187
Province of British Columbia
	0.010%, 10/21/20	6,000	5,997,649
PSP Capital, Inc.
	0.650%, 08/20/20	5,000	4,999,617
Ω	0.620%, 09/22/20	3,000	2,999,227
Sanofi
Ω	0.240%, 09/11/20	4,500	4,499,811
Shell International Finance BV
Ω	1.750%, 09/28/20	4,000	3,998,171
	0.500%, 05/25/21	3,500	3,485,804
Svenska Handelsbanken AB
Ω	0.244%, 12/10/20	3,000	2,997,822
Swedish Export Credit
	0.260%, 10/19/20	3,000	2,999,000
Total Capital Canada, Ltd.
Ω	0.190%, 08/19/20	1,500	1,499,926
TOTAL COMMERCIAL PAPER (Cost $166,887,514)			166,936,647

Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 0.092%	1,497,216	1,497,216

VA Short-Term Fixed Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	1,256,194	$14,535,417
TOTAL INVESTMENTS — (100.0%)
(Cost $341,248,059)^^			$341,338,461
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$5,002,192	—	$5,002,192
Bonds	—	108,591,701	—	108,591,701
U.S. Treasury Obligations	—	36,773,914	—	36,773,914
Certificates of Deposit	—	8,001,374	—	8,001,374
Commercial Paper	—	166,936,647	—	166,936,647
Temporary Cash Investments	$1,497,216	—	—	1,497,216
Securities Lending Collateral	—	14,535,417	—	14,535,417
TOTAL	$1,497,216	$339,841,245	—	$341,338,461

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (97.2%)
AUSTRALIA — (4.3%)
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	700	$832,844
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	0.975%, 02/08/22	AUD	500	360,782
(r)	1.101%, 03/07/22	AUD	500	361,537
(r)	1.131%, 12/06/23	AUD	500	364,794
(r)	0.860%, 01/16/25	AUD	4,500	3,254,543
Commonwealth Bank of Australia Floating Rate Note
(r)	0.982%, 07/25/22	AUD	1,000	722,879
National Australia Bank, Ltd. Floating Rate Note
(r)	1.000%, 07/05/22	AUD	500	361,458
(r)	0.896%, 02/10/23	AUD	1,000	722,669
(r)	0.998%, 05/16/23	AUD	1,000	725,088
(r)	1.030%, 09/26/23	AUD	1,500	1,090,075
(r)	0.872%, 01/21/25	AUD	5,000	3,619,467
National Australia Bank, Ltd.
	0.350%, 09/07/22	EUR	1,650	1,964,882
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	600	711,294
	2.625%, 12/14/22	GBP	400	546,979
(r)	1.205%, 02/07/22	AUD	500	361,952
(r)	1.048%, 11/16/23	AUD	1,000	727,714
(r)	0.978%, 08/16/24	AUD	1,000	726,700
TOTAL AUSTRALIA				17,455,657
AUSTRIA — (1.5%)
OeBB-Infrastruktur AG
	3.500%, 10/19/20	EUR	500	593,837
Oesterreichische Kontrollbank AG Floating Rate Note
(r)	0.368%, 11/22/21		3,000	2,998,210
Oesterreichische Kontrollbank AG
	0.750%, 03/07/22	GBP	1,836	2,422,622
TOTAL AUSTRIA				6,014,669
BELGIUM — (3.1%)
Dexia Credit Local SA
	2.000%, 01/22/21	EUR	2,300	2,739,517
	0.250%, 06/02/22	EUR	2,900	3,453,695
	1.125%, 06/15/22	GBP	2,300	3,054,987
	0.250%, 06/01/23	EUR	2,400	2,875,119
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Euroclear Bank SA
	0.250%, 09/07/22	EUR	400	$475,557
TOTAL BELGIUM				12,598,875
CANADA — (18.1%)
Bank of Montreal
	1.880%, 03/31/21	CAD	11,000	8,292,478
	0.250%, 11/17/21	EUR	400	473,500
(r)	0.098%, 09/28/21	EUR	2,020	2,390,059
(r)	0.142%, 03/14/22	EUR	600	709,032
(r)	1.020%, 10/06/22	AUD	800	577,102
Bank of Nova Scotia (The)
	3.270%, 01/11/21	CAD	2,500	1,889,619
	0.375%, 04/06/22	EUR	500	592,934
Bank of Nova Scotia (The) Floating Rate Note
(r)	0.712%, 04/20/21		5,000	5,013,799
Canada Housing Trust No 1
Ω	1.250%, 12/15/20	CAD	5,000	3,746,650
(r)Ω	0.724%, 03/15/22	CAD	2,000	1,502,139
(r)Ω	0.664%, 09/15/22	CAD	2,000	1,501,900
(r)Ω	0.504%, 09/15/23	CAD	3,000	2,245,414
Canadian Imperial Bank of Commerce Floating Rate Note
(r)	0.614%, 10/05/20		500	500,326
	1.900%, 04/26/21	CAD	2,400	1,810,809
	0.750%, 03/22/23	EUR	1,900	2,287,080
Export Development Canada Floating Rate Note
(r)	0.372%, 05/29/24	GBP	1,000	1,308,215
(r)	0.390%, 01/17/25	GBP	1,000	1,306,683
Ontario, Province of Canada Floating Rate Note
(r)	0.711%, 06/27/22	CAD	2,000	1,501,736
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	500	657,754
	1.500%, 12/15/22	GBP	150	201,461
Province of Ontario Canada
	3.000%, 09/28/20	EUR	781	924,679
(r)	0.795%, 10/27/21	CAD	500	375,400
(r)	0.634%, 08/21/23	CAD	11,000	8,247,885
Province of Quebec Canada
	4.500%, 12/01/20	CAD	6,000	4,541,401
	0.875%, 05/24/22	GBP	800	1,056,993
Quebec, Province of Canada
	2.375%, 01/22/24	EUR	1,000	1,284,937
Quebec, Province of Canada Floating Rate Note
(r)	0.959%, 10/13/24	CAD	6,000	4,564,291
Royal Bank of Canada
	2.860%, 03/04/21	CAD	1,000	757,386

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
CANADA — (Continued)
1.968%, 03/02/22	CAD	4,611	$3,517,744
Royal Bank of Canada Floating Rate Note
(r) 0.658%, 04/30/21		270	270,676
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	882	1,044,469
1.994%, 03/23/22	CAD	9,500	7,251,193
0.625%, 07/20/23	EUR	1,344	1,618,141
Toronto-Dominion Bank (The) Floating Rate Note
(r) 1.276%, 04/07/21		300	301,939
TOTAL CANADA			74,265,824
DENMARK — (1.7%)
Kommunekredit
0.000%, 09/08/22	EUR	1,072	1,273,168
0.250%, 03/29/23	EUR	3,000	3,599,617
0.125%, 08/28/23	EUR	1,611	1,930,053
TOTAL DENMARK			6,802,838
FINLAND — (1.6%)
Kuntarahoitus Oyj Floating Rate Note
(r) 0.436%, 02/17/21		3,500	3,500,392
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	2,700	3,224,160
TOTAL FINLAND			6,724,552
FRANCE — (7.7%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	1,700	2,020,404
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	2,000	2,363,110
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.438%, 06/07/21		3,600	3,601,016
Bpifrance Financement SA
0.100%, 02/19/21	EUR	300	354,219
Caisse d'Amortissement de la Dette Sociale
0.125%, 10/25/23	EUR	3,700	4,436,834
Caisse des Depots et Consignations
1.000%, 01/25/21	GBP	600	788,226
Sanofi
0.000%, 03/21/22	EUR	1,700	2,009,337
0.500%, 03/21/23	EUR	6,600	7,911,056
SNCF Reseau
6.000%, 10/12/20	EUR	142	169,265
0.100%, 05/27/21	EUR	2,000	2,364,288
Total Capital International SA
2.125%, 03/15/23	EUR	1,600	1,994,725
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	0.250%, 07/12/23	EUR	900	$1,071,660
	Unedic Asseo
	2.250%, 04/05/23	EUR	100	126,037
	UNEDIC ASSEO
	0.875%, 10/25/22	EUR	1,800	2,177,772
	TOTAL FRANCE			31,387,949
GERMANY — (7.8%)
	Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,229	1,495,435
	4.375%, 09/23/21	EUR	500	619,349
	FMS Wertmanagement
Ω	1.125%, 09/07/23	GBP	800	1,077,171
	Kreditanstalt fuer Wiederaufbau
	0.125%, 06/03/22	SEK	4,000	454,422
	Land Baden-Wuerttemberg Floating Rate Note
(r)	0.348%, 07/19/21	EUR	260	308,525
	Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)	0.426%, 09/27/21		400	400,292
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.875%, 03/07/22	GBP	100	132,170
	Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.000%, 01/15/21	EUR	500	590,377
	0.050%, 06/12/23	EUR	3,900	4,668,394
	4.250%, 01/09/25	AUD	1,000	826,879
	NRW Bank Floating Rate Note
(r)	0.488%, 02/08/21		600	599,946
	0.125%, 03/10/23	EUR	1,000	1,194,406
	0.125%, 07/07/23	EUR	6,250	7,483,815
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.167%, 10/29/21	GBP	5,700	7,452,689
	0.000%, 12/05/22	EUR	2,880	3,429,707
	0.375%, 02/16/23	EUR	850	1,022,777
	TOTAL GERMANY			31,756,354
JAPAN — (3.7%)
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	2,500	3,004,116
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	1,000	753,638
	2.020%, 02/28/22	CAD	8,150	6,209,321
	2.350%, 07/18/22	CAD	800	615,232

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	1,500	$1,768,279
	0.500%, 04/06/23	EUR	1,400	1,673,366
	Toyota Motor Credit Corp.
	0.000%, 07/21/21	EUR	200	236,038
	0.750%, 07/21/22	EUR	810	969,998
	2.375%, 02/01/23	EUR	43	53,749
	TOTAL JAPAN			15,283,737
NETHERLANDS — (8.3%)
	BNG Bank NV
	1.000%, 06/17/22	GBP	2,000	2,654,987
	0.250%, 02/22/23	EUR	600	718,802
	0.050%, 07/11/23	EUR	6,333	7,564,028
	Cooperatieve Rabobank UA
	2.750%, 01/10/22		1,050	1,086,372
	4.750%, 06/06/22	EUR	300	385,718
	0.500%, 12/06/22	EUR	2,213	2,649,979
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)	0.383%, 12/15/21		8,000	8,004,080
(r)Ω	0.383%, 12/15/21		3,000	3,001,530
	Nederlandse Waterschapsbank NV
	0.125%, 09/25/23	EUR	200	239,949
	Shell International Finance BV
	1.625%, 03/24/21	EUR	1,220	1,454,161
	1.250%, 03/15/22	EUR	2,292	2,764,842
	1.000%, 04/06/22	EUR	2,450	2,943,150
	2.375%, 08/21/22		710	739,379
	TOTAL NETHERLANDS			34,206,977
NORWAY — (4.0%)
	Equinor ASA
	2.000%, 09/10/20	EUR	714	842,848
	5.625%, 03/11/21	EUR	1,000	1,219,662
	0.875%, 02/17/23	EUR	2,250	2,710,934
	Kommunalbanken A.S.
	0.875%, 12/08/20	GBP	500	656,152
	1.125%, 12/15/21	GBP	1,500	1,987,050
	0.125%, 03/21/22	SEK	12,000	1,368,548
	1.125%, 11/30/22	GBP	150	200,421
	1.500%, 12/15/23	GBP	500	681,062
(r)	0.315%, 04/15/21		1,000	999,697
(r)	0.448%, 09/08/21		3,908	3,910,775
(r)Ω	0.440%, 02/24/22		2,000	1,998,112
	TOTAL NORWAY			16,575,261
SINGAPORE — (1.4%)
	DBS Bank, Ltd. Floating Rate Note
(r)	0.730%, 09/13/22	AUD	1,000	717,444
			Face Amount^	Value†
			(000)
SINGAPORE — (Continued)
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.700%, 10/06/20	AUD	1,000	$714,909
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	1,970	2,334,092
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.632%, 07/25/22	AUD	2,500	1,789,634
TOTAL SINGAPORE				5,556,079
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (20.9%)
African Development Bank Floating Rate Note
(r)	0.323%, 12/15/21		2,000	1,994,780
African Development Bank
	0.250%, 01/24/24	EUR	500	602,350
Asian Development Bank Floating Rate Note
(r)	0.320%, 02/01/22	GBP	3,500	4,585,073
(r)	0.351%, 03/19/24	GBP	1,373	1,796,610
Asian Development Bank
	0.200%, 05/25/23	EUR	5,157	6,183,987
Council Of Europe Development Bank
	0.375%, 10/27/22	EUR	150	180,112
	0.125%, 05/25/23	EUR	2,885	3,458,165
EUROFIMA Floating Rate Note
(r)	0.482%, 11/15/21		1,400	1,399,958
(r)	0.415%, 03/11/22		3,500	3,499,405
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.320%, 01/18/22	GBP	1,750	2,291,758
(r)	0.343%, 08/19/22		2,125	2,124,561
(r)	0.313%, 02/27/23	GBP	515	674,310
(r)	0.363%, 02/28/24	GBP	1,831	2,397,891
European Financial Stability Facility
	0.125%, 10/17/23	EUR	4,000	4,812,484
	0.200%, 01/17/24	EUR	2,195	2,651,276
European Investment Bank
	3.500%, 01/14/21	SEK	9,000	1,040,719
	1.500%, 05/12/22	NOK	14,840	1,664,432
	0.500%, 07/19/22	SEK	10,000	1,147,569
(r)	0.340%, 01/10/22	GBP	750	983,301
(r)	0.410%, 06/29/23	GBP	1,700	2,233,680
(r)	0.376%, 03/05/24		2,800	2,799,020
(r)	0.370%, 01/15/25	GBP	1,833	2,406,619
European Stability Mechanism
	0.100%, 07/31/23	EUR	5,068	6,082,780

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank Floating Rate Note
(r) 0.475%, 07/15/21		50	$50,039
(r) 0.275%, 01/15/22		358	357,621
(r) 0.358%, 09/16/22		4,000	3,988,040
Inter-American Development Bank
4.750%, 08/27/24	AUD	2,000	1,666,699
Inter-American Investment Corp. Floating Rate Note
(r) 0.356%, 10/12/21		4,900	4,899,461
International Bank for Reconstruction & Development
0.300%, 10/04/23	GBP	2,000	2,616,691
(r) 0.333%, 05/15/24	GBP	868	1,134,933
(r) 0.488%, 06/17/24		2,516	2,514,043
(r) 0.375%, 08/06/24		5,868	5,863,264
International Finance Corp. Floating Rate Note
(r) 0.306%, 08/23/21		2,000	1,999,577
(r) 0.310%, 01/18/22	GBP	1,000	1,309,955
Nordic Investment Bank
1.375%, 06/19/23	NOK	18,000	2,028,223
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			85,439,386
SWEDEN — (6.3%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	57,330	6,545,647
0.750%, 02/22/23	SEK	20,150	2,333,502
1.000%, 11/13/23	SEK	5,000	586,216
Skandinaviska Enskilda Banken AB
1.250%, 08/05/22	GBP	100	132,433
Svensk Exportkredit AB
0.625%, 12/07/20	GBP	1,500	1,966,610
1.375%, 12/15/22	GBP	4,150	5,572,251
1.375%, 12/15/23	GBP	500	677,510
(r) 0.395%, 07/15/21		2,000	2,000,596
(r) 0.433%, 12/13/21		1,500	1,500,644
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	934	1,107,387
1.125%, 12/14/22	EUR	2,700	3,276,695
TOTAL SWEDEN			25,699,491
SWITZERLAND — (1.6%)
Nestle Finance International, Ltd.
1.750%, 09/12/22	EUR	500	614,000
Nestle Holdings, Inc.
1.750%, 12/09/20	GBP	500	657,607
1.875%, 03/09/21		798	803,790
		Face Amount^	Value†
		(000)
SWITZERLAND — (Continued)
Novartis Finance SA
0.750%, 11/09/21	EUR	1,583	$1,888,303
0.500%, 08/14/23	EUR	1,500	1,801,791
Roche Finance Europe BV
0.500%, 02/27/23	EUR	800	960,000
TOTAL SWITZERLAND			6,725,491
UNITED KINGDOM — (0.4%)
Transport for London
2.250%, 08/09/22	GBP	1,333	1,800,161
UNITED STATES — (4.8%)
3M Co.
0.375%, 02/15/22	EUR	1,500	1,780,047
0.375%, 02/15/22	EUR	800	949,358
Apple, Inc. Floating Rate Note
(r) 1.490%, 02/23/21		600	603,827
Apple, Inc.
1.000%, 11/10/22	EUR	2,550	3,089,472
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	2,467	2,954,035
0.750%, 03/16/23	EUR	700	840,974
1.300%, 03/15/24	EUR	560	689,400
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	1,200	1,441,444
Merck & Co., Inc.
1.125%, 10/15/21	EUR	1,750	2,086,229
Oracle Corp.
2.250%, 01/10/21	EUR	750	892,333
Pfizer, Inc.
0.250%, 03/06/22	EUR	1,950	2,311,144
Procter & Gamble Co. (The)
4.125%, 12/07/20	EUR	500	597,279
2.000%, 11/05/21	EUR	500	605,310
2.000%, 08/16/22	EUR	100	123,173
Walmart, Inc.
1.900%, 04/08/22	EUR	500	607,190
TOTAL UNITED STATES			19,571,215
TOTAL BONDS			397,864,516
U.S. TREASURY OBLIGATIONS — (1.6%)
U.S. Treasury Notes
(r) 0.219%, 04/30/22		6,500	6,507,181
CERTIFICATES OF DEPOSIT — (0.2%)
SINGAPORE — (0.2%)
(r) Oversea-Chinese Banking Corp., Ltd., Floating Rate Note		1,000,000	1,000,086
TOTAL INVESTMENT SECURITIES (Cost $398,316,977)			405,371,783

VA Global Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (1.0%)
EXXON MOBIL Corp. 0.010%, 02/03/21	1,000	$998,966
Shell International Finance BV 0.500%, 05/25/21	3,000	2,987,832
TOTAL COMMERCIAL PAPER		3,986,798

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	12	$143
TOTAL INVESTMENTS — (100.0%)
(Cost $402,302,678)^^			$409,358,724

As of July 31, 2020, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	9,623,683	USD	7,079,677	Citibank, N.A.	08/10/20	$105,263
USD	1,509,998	CAD	2,016,523	Citibank, N.A.	08/10/20	4,484
EUR	7,072,124	USD	8,211,091	Citibank, N.A.	08/19/20	122,138
USD	3,716,001	NOK	33,739,330	Citibank, N.A.	09/01/20	8,620
Total Appreciation						$240,505
USD	48,015,394	CAD	65,272,758	Bank of America Corp.	08/10/20	$(716,557)
USD	16,461,443	CAD	22,192,801	Bank of New York Mellon	08/10/20	(107,466)
USD	513,781	GBP	405,689	Citibank, N.A.	08/14/20	(17,295)
USD	53,163,892	GBP	42,362,477	HSBC Bank	08/14/20	(2,291,604)
USD	3,533,157	GBP	2,762,471	State Street Bank and Trust	08/14/20	(83,115)
USD	90,050,692	EUR	79,119,050	Citibank, N.A.	08/19/20	(3,176,913)
USD	19,581,071	AUD	27,582,528	JP Morgan	08/20/20	(126,391)
USD	12,988,425	SEK	118,903,695	State Street Bank and Trust	08/20/20	(555,876)
USD	84,304,716	EUR	71,860,920	Bank of America Corp.	09/03/20	(397,437)
Total (Depreciation)						$(7,472,654)
Total Appreciation (Depreciation)						$(7,232,149)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$17,455,657	—	$17,455,657
Austria	—	6,014,669	—	6,014,669
Belgium	—	12,598,875	—	12,598,875
Canada	—	74,265,824	—	74,265,824
Denmark	—	6,802,838	—	6,802,838
Finland	—	6,724,552	—	6,724,552
France	—	31,387,949	—	31,387,949
Germany	—	31,756,354	—	31,756,354
Japan	—	15,283,737	—	15,283,737
Netherlands	—	34,206,977	—	34,206,977

VA Global Bond Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$16,575,261	—	$16,575,261
Singapore	—	5,556,079	—	5,556,079
Supranational Organization Obligations	—	85,439,386	—	85,439,386
Sweden	—	25,699,491	—	25,699,491
Switzerland	—	6,725,491	—	6,725,491
United Kingdom	—	1,800,161	—	1,800,161
United States	—	19,571,215	—	19,571,215
Certificates of Deposit	—	1,000,086	—	1,000,086
U.S. Treasury Obligations	—	6,507,181	—	6,507,181
Commercial Paper	—	3,986,798	—	3,986,798
Securities Lending Collateral	—	143	—	143
Forward Currency Contracts**	—	(7,232,149)	—	(7,232,149)
TOTAL	—	$402,126,575	—	$402,126,575
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (98.7%)
Treasury Inflation Protected Security
0.625%, 01/15/26	9,523	$10,483,618
0.125%, 07/15/26	4,599	4,980,292
0.375%, 01/15/27	12,259	13,481,972
2.375%, 01/15/27	10,203	12,609,966
0.375%, 07/15/27	8,595	9,545,631
0.500%, 01/15/28	12,598	14,113,740
1.750%, 01/15/28	7,196	8,761,749
3.625%, 04/15/28	11,718	16,077,305
0.750%, 07/15/28	6,741	7,770,339
0.875%, 01/15/29	11,068	12,903,953
2.500%, 01/15/29	12,300	16,107,777
3.875%, 04/15/29	11,136	16,078,721
0.250%, 07/15/29	7,217	8,083,592
3.375%, 04/15/32	8,262	12,619,269
2.125%, 02/15/40	5,219	8,101,085
TOTAL U.S. TREASURY OBLIGATIONS Cost ($156,888,592)		171,719,009

	Shares
TEMPORARY CASH INVESTMENTS — (1.3%)
State Street Institutional U.S. Government Money Market Fund 0.092%	2,268,657	2,268,657
TOTAL INVESTMENTS — (100.0%)
(Cost $159,157,249)^^		$173,987,666
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$171,719,009	—	$171,719,009
Temporary Cash Investments	$2,268,657	—	—	2,268,657
TOTAL	$2,268,657	$171,719,009	—	$173,987,666

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,120,027	$47,637,011
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group Inc.	1,734,135	18,381,827
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,889,404	18,365,007
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	685,479	17,109,557
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,414,515	17,044,905
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	391,198	7,894,372
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	725,543	7,248,174
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group Inc.	706,436	7,248,030
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	144,020	3,236,122
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	65,415	2,387,007
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	163,450	1,577,295
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $124,282,102)^^		$148,129,307
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$148,129,307	—	—	$148,129,307
TOTAL	$148,129,307	—	—	$148,129,307

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (2.6%)
*	Altice USA, Inc., Class A	39,600	$1,068,804
	Cable One, Inc.	1,261	2,298,248
*	Facebook, Inc., Class A	164,603	41,754,843
	Interpublic Group of Cos., Inc. (The)	1	18
*	Live Nation Entertainment, Inc.	453	21,205
#	Omnicom Group, Inc.	15,665	841,680
	Verizon Communications, Inc.	384,401	22,095,370
TOTAL COMMUNICATION SERVICES			68,080,168
CONSUMER DISCRETIONARY — (19.5%)
*	Amazon.com, Inc.	50,990	161,367,033
	Aptiv P.L.C.	27,539	2,141,157
	Best Buy Co., Inc.	251,942	25,090,904
*	Booking Holdings, Inc.	13,219	21,971,696
*	Bright Horizons Family Solutions, Inc.	187	20,054
*	Burlington Stores, Inc.	33,057	6,214,716
	Darden Restaurants, Inc.	32,128	2,438,515
	Dollar General Corp.	28,329	5,393,842
	Dunkin' Brands Group, Inc.	8,433	579,600
	eBay, Inc.	248,736	13,750,126
*	Garrett Motion, Inc.	10,845	63,769
	Hilton Worldwide Holdings, Inc.	46,233	3,469,787
	Home Depot, Inc. (The)	322,959	85,742,385
	Las Vegas Sands Corp.	88,290	3,852,976
	Leggett & Platt, Inc.	643	25,778
	Lowe's Cos., Inc.	212,743	31,679,560
*	Lululemon Athletica, Inc.	16,356	5,325,350
	Marriott International, Inc., Class A	16,498	1,382,945
	McDonald's Corp.	15,927	3,094,298
	NIKE, Inc., Class B	246,610	24,071,602
*	NVR, Inc.	1,490	5,855,923
*	O'Reilly Automotive, Inc.	27,325	13,044,408
	Pool Corp.	16,700	5,288,890
	Ross Stores, Inc.	67,351	6,039,364
	Service Corp. International	70,552	3,059,135
	Starbucks Corp.	343,683	26,302,060
	Target Corp.	116,611	14,678,993
	TJX Cos., Inc. (The)	356,581	18,538,646
	Tractor Supply Co.	61,121	8,724,411
*	Ulta Beauty, Inc.	31,278	6,036,341
	VF Corp.	44,167	2,665,920
	Wyndham Destinations, Inc.	25,588	680,641
	Yum! Brands, Inc.	12,200	1,110,810
TOTAL CONSUMER DISCRETIONARY			509,701,635
CONSUMER STAPLES — (11.6%)
	Altria Group, Inc.	791,782	32,581,829
	Brown-Forman Corp., Class A	15,971	1,010,006
	Brown-Forman Corp., Class B	95,023	6,588,895
	Campbell Soup Co.	208,569	10,338,765
	Church & Dwight Co., Inc.	75,835	7,305,186
	Clorox Co. (The)	71,957	17,018,550

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Coca-Cola Co. (The)	1,027,537	$48,540,848
	Costco Wholesale Corp.	91,101	29,656,109
	Estee Lauder Cos., Inc. (The), Class A	29,099	5,748,216
*	Herbalife Nutrition, Ltd.	68,088	3,488,829
	Hershey Co. (The)	57,200	8,317,452
	Kellogg Co.	89,810	6,195,992
	Kimberly-Clark Corp.	67,976	10,335,071
	Lamb Weston Holdings, Inc.	67,768	4,071,501
*	Monster Beverage Corp.	6,853	537,823
	PepsiCo, Inc.	364,909	50,233,373
	Procter & Gamble Co. (The)	437,179	57,322,911
	Sysco Corp.	114,020	6,025,957
TOTAL CONSUMER STAPLES			305,317,313
FINANCIALS — (2.8%)
	American Express Co.	1,089	101,625
	Aon P.L.C., Class A	31,437	6,451,501
#*	Credit Acceptance Corp.	1,916	896,573
	Eaton Vance Corp.	9,942	359,304
	Erie Indemnity Co., Class A	8,653	1,818,168
	FactSet Research Systems, Inc.	14,855	5,144,287
	LPL Financial Holdings, Inc.	18,799	1,485,497
	MarketAxess Holdings, Inc.	7,981	4,123,783
	Marsh & McLennan Cos., Inc.	12,880	1,501,808
	Moody's Corp.	40,194	11,306,572
	MSCI, Inc.	40,997	15,414,052
	S&P Global, Inc.	69,555	24,361,639
TOTAL FINANCIALS			72,964,809
HEALTH CARE — (16.1%)
	AbbVie, Inc.	507,222	48,140,440
*	Align Technology, Inc.	2,902	852,666
	AmerisourceBergen Corp.	79,851	8,000,272
	Amgen, Inc.	258,774	63,314,235
	Bristol-Myers Squibb Co.	184,944	10,848,815
	Cardinal Health, Inc.	145,721	7,959,281
*	Edwards Lifesciences Corp.	3	235
	Eli Lilly and Co.	274,899	41,314,571
	Encompass Health Corp.	34,371	2,339,978
	Gilead Sciences, Inc.	250,702	17,431,310
*	Hologic, Inc.	34,266	2,391,081
*	IDEXX Laboratories, Inc.	51,281	20,397,018
	Johnson & Johnson	645,341	94,064,904
	Merck & Co., Inc.	887,781	71,235,547
*	Mettler-Toledo International, Inc.	14,091	13,175,085
*	Molina Healthcare, Inc.	11,506	2,125,158
	ResMed, Inc.	9,887	2,002,216
*	Waters Corp.	10,612	2,261,948
	Zoetis, Inc.	98,882	14,998,422
TOTAL HEALTH CARE			422,853,182
INDUSTRIALS — (12.8%)
	3M Co.	177,074	26,644,325
	Allegion P.L.C.	37,179	3,697,823
	Allison Transmission Holdings, Inc.	40,070	1,497,015
	Boeing Co. (The)	120,718	19,073,444
	BWX Technologies, Inc.	7,871	429,127
	Caterpillar, Inc.	96,436	12,814,416

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	CH Robinson Worldwide, Inc.	74,267	$6,960,303
	Cintas Corp.	23,873	7,206,543
*	Copart, Inc.	69,303	6,462,505
	Deere & Co.	6,063	1,068,968
	Donaldson Co., Inc.	39,208	1,895,315
	Emerson Electric Co.	16,747	1,038,481
	Expeditors International of Washington, Inc.	49,897	4,216,796
	Fastenal Co.	238,536	11,220,733
	General Dynamics Corp.	282	41,381
	Graco, Inc.	26,482	1,409,902
*	HD Supply Holdings, Inc.	31,557	1,107,651
	HEICO Corp.	583	56,038
	HEICO Corp., Class A	338	25,874
	Honeywell International, Inc.	119,434	17,839,857
	Huntington Ingalls Industries, Inc.	22,157	3,848,892
*	IAA, Inc.	35,354	1,532,596
	Illinois Tool Works, Inc.	86,871	16,070,266
	JB Hunt Transport Services, Inc.	58,126	7,521,504
	L3Harris Technologies, Inc.	5,720	962,848
	Lennox International, Inc.	15,817	4,241,170
	Lincoln Electric Holdings, Inc.	16,914	1,528,856
	Lockheed Martin Corp.	78,508	29,752,177
	Masco Corp.	101,751	5,816,087
	Nordson Corp.	16,965	3,284,933
	Northrop Grumman Corp.	30,714	9,982,357
	Old Dominion Freight Line, Inc.	16,977	3,103,735
	Raytheon Technologies Corp.	7,152	405,375
	Robert Half International, Inc.	47,308	2,406,558
	Rockwell Automation, Inc.	72,202	15,750,144
#	Rollins, Inc.	58,104	3,044,650
	Toro Co. (The)	31,222	2,227,690
	TransUnion	14,030	1,256,667
	Union Pacific Corp.	221,561	38,407,599
	United Parcel Service, Inc., Class B	207,151	29,572,877
	Verisk Analytics, Inc.	32,309	6,097,031
	Waste Management, Inc.	122,177	13,390,599
	WW Grainger, Inc.	30,263	10,335,722
TOTAL INDUSTRIALS			335,246,830
INFORMATION TECHNOLOGY — (33.0%)
	Accenture P.L.C., Class A	157,184	35,331,820
*	Adobe, Inc.	12,687	5,637,088
*	Advanced Micro Devices, Inc.	69,063	5,347,548
	Amphenol Corp., Class A	46,782	4,947,664
	Apple, Inc.	374,608	159,223,384
	Applied Materials, Inc.	267,546	17,211,234
	Automatic Data Processing, Inc.	103,500	13,756,185
	Booz Allen Hamilton Holding Corp.	52,858	4,321,670
	Broadcom, Inc.	3,700	1,171,975
	Broadridge Financial Solutions, Inc.	47,631	6,398,749
*	Cadence Design Systems, Inc.	58,236	6,362,283
	CDK Global, Inc.	36,186	1,645,016
	CDW Corp.	96,150	11,177,438
	Cisco Systems, Inc.	375,591	17,690,336
	Citrix Systems, Inc.	64,678	9,233,431
*	Fair Isaac Corp.	9,468	4,158,251
*	Fiserv, Inc.	1	100
*	FleetCor Technologies, Inc.	12,120	3,133,868
*	Fortinet, Inc.	200	27,660

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Global Payments, Inc.	6,415	$1,141,998
	International Business Machines Corp.	278,980	34,297,801
	Intuit, Inc.	53,565	16,410,709
	Jack Henry & Associates, Inc.	4,020	716,766
	KLA Corp.	77,251	15,437,067
	Lam Research Corp.	35,132	13,250,385
	Mastercard, Inc., Class A	318,713	98,332,522
	Maxim Integrated Products, Inc.	92,494	6,297,916
	Microsoft Corp.	668,158	136,979,072
	NetApp, Inc.	116,979	5,182,170
	Oracle Corp.	1,004,861	55,719,542
	Paychex, Inc.	69,640	5,008,509
*	Paycom Software, Inc.	12,464	3,544,388
	QUALCOMM, Inc.	351,225	37,092,872
	Seagate Technology P.L.C.	228,637	10,338,965
	Teradyne, Inc.	7,999	711,591
	Texas Instruments, Inc.	219,601	28,010,108
	Ubiquiti, Inc.	12,800	2,371,840
	Visa, Inc., Class A	390,424	74,336,730
	Western Union Co. (The)	223,401	5,424,176
	Xilinx, Inc.	1,962	210,621
*	Zebra Technologies Corp., Class A	22,471	6,308,733
TOTAL INFORMATION TECHNOLOGY			863,900,181
MATERIALS — (1.2%)
	Avery Dennison Corp.	56,729	6,429,665
*	Axalta Coating Systems, Ltd.	13,969	310,112
	Ball Corp.	78,809	5,802,707
*	Berry Global Group, Inc.	1,406	70,286
	Celanese Corp.	11,574	1,124,993
*	Crown Holdings, Inc.	51,374	3,677,351
	NewMarket Corp.	484	181,408
	Packaging Corp. of America	573	55,077
	PPG Industries, Inc.	14,830	1,596,449
	Sealed Air Corp.	22,811	813,896
	Sherwin-Williams Co. (The)	15,249	9,880,132
	Southern Copper Corp.	15,894	694,727
TOTAL MATERIALS			30,636,803
TOTAL COMMON STOCKS Cost ($1,642,237,719)			2,608,700,921

TEMPORARY CASH INVESTMENTS — (0.4%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	9,795,858	9,795,858
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	72,201	835,439
TOTAL INVESTMENTS — (100.0%)
(Cost $1,652,868,745)^^			$2,619,332,218

U.S. Large Cap Growth Portfolio
CONTINUED
As of July 31, 2020, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	88	09/18/20	$13,335,184	$14,359,400	$1,024,216
Total Futures Contracts			$13,335,184	$14,359,400	$1,024,216
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$68,080,168	—	—	$68,080,168
Consumer Discretionary	509,701,635	—	—	509,701,635
Consumer Staples	305,317,313	—	—	305,317,313
Financials	72,964,809	—	—	72,964,809
Health Care	422,853,182	—	—	422,853,182
Industrials	335,246,830	—	—	335,246,830
Information Technology	863,900,181	—	—	863,900,181
Materials	30,636,803	—	—	30,636,803
Temporary Cash Investments	9,795,858	—	—	9,795,858
Securities Lending Collateral	—	$835,439	—	835,439
Futures Contracts**	1,024,216	—	—	1,024,216
TOTAL	$2,619,520,995	$835,439	—	$2,620,356,434
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.7%)
COMMUNICATION SERVICES — (2.3%)
#*	AMC Networks, Inc., Class A	34,682	$801,154
	Anterix, Inc.	5,691	248,014
*	Boingo Wireless, Inc.	48,310	698,079
*	Cargurus, Inc.	28,687	828,767
*	Central European Media Enterprises, Ltd., Class A	113,948	453,513
	Cogent Communications Holdings, Inc.	5,425	488,847
*	Glu Mobile, Inc.	26,181	247,149
*	IDT Corp., Class B	26,129	170,100
*	Iridium Communications, Inc.	48,869	1,338,522
	John Wiley & Sons, Inc., Class A	13,212	446,962
#*	Liberty Media Corp.-Liberty Braves, Class A	7,578	143,300
*	Liberty Media Corp.-Liberty Braves, Class C	30,877	575,856
	Loral Space & Communications, Inc.	600	10,902
*	QuinStreet, Inc.	28,249	329,807
	Shenandoah Telecommunications Co.	47,224	2,373,950
*	TechTarget, Inc.	22,873	830,061
*	Travelzoo	11,851	72,647
	TripAdvisor, Inc.	87,050	1,761,021
*	Vonage Holdings Corp.	186,581	2,229,643
#	World Wrestling Entertainment, Inc., Class A	36,506	1,701,545
*	Yelp, Inc.	35,609	889,513
TOTAL COMMUNICATION SERVICES			16,639,352
CONSUMER DISCRETIONARY — (20.1%)
*	1-800-Flowers.com, Inc., Class A	34,535	975,614
	Acushnet Holdings Corp.	50,597	1,925,216
*	Asbury Automotive Group, Inc.	20,182	2,021,227
	Autoliv, Inc.	4,698	305,511
#	Bloomin' Brands, Inc.	102,986	1,186,399
	Brunswick Corp.	49,784	3,334,532
#	Buckle, Inc. (The)	8,632	138,371
*	Caesars Entertainment, Inc.	4,853	150,686
	Callaway Golf Co.	10,886	207,378
#	Camping World Holdings, Inc., Class A	11,326	414,758
	Carter's, Inc.	40,436	3,183,122
*	Cavco Industries, Inc.	9,550	1,913,152
#	Children's Place, Inc. (The)	13,733	335,223
	Churchill Downs, Inc.	25,636	3,551,099
	Collectors Universe, Inc.	11,709	445,645
#	Columbia Sportswear Co.	4,716	357,661
	Core-Mark Holding Co., Inc.	1,200	31,824
	Cracker Barrel Old Country Store, Inc.	17,604	1,944,714
*	Crocs, Inc.	76,733	2,757,784
#	Dave & Buster's Entertainment, Inc.	34,648	427,556
*	Deckers Outdoor Corp.	27,185	5,688,461
#*	Delphi Technologies P.L.C.	68,470	1,026,365
*	Denny's Corp.	885	7,863
#	Dine Brands Global, Inc.	5,462	248,139
*	Dorman Products, Inc.	27,206	2,224,090
*	Everi Holdings, Inc.	27,277	154,933
*	Five Below, Inc.	19,843	2,161,101
*	Floor & Decor Holdings, Inc., Class A	75,006	4,942,895
*	Fox Factory Holding Corp.	34,239	3,047,271

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	frontdoor, Inc.	15,218	$639,080
*	Gentherm, Inc.	31,750	1,230,948
*	GoPro, Inc., Class A	31,870	168,592
*	Grand Canyon Education, Inc.	30,710	2,725,205
*	GrubHub, Inc.	53,224	3,844,902
#	H&R Block, Inc.	100,225	1,453,263
#	Hamilton Beach Brands Holding Co., Class A	9,957	151,346
#	Hanesbrands, Inc.	206,495	2,917,774
	Harley-Davidson, Inc.	59,900	1,559,197
*	Helen of Troy, Ltd.	18,153	3,417,302
*	Hilton Grand Vacations, Inc.	66,923	1,358,537
*	Installed Building Products, Inc.	34,225	2,707,540
#*	iRobot Corp.	19,687	1,431,048
	Jack in the Box, Inc.	4,336	356,029
	Johnson Outdoors, Inc., Class A	6,950	608,542
*	K12, Inc.	14,790	677,234
#*	Kontoor Brands, Inc.	39,073	748,639
	LCI Industries	20,986	2,640,039
	Leggett & Platt, Inc.	58,482	2,344,543
#	Levi Strauss & Co., Class A	12,910	156,986
*	LGI Homes, Inc.	16,353	1,866,041
*	Lindblad Expeditions Holdings, Inc.	47,532	344,607
	Lithia Motors, Inc., Class A	200	45,830
*	Lumber Liquidators Holdings, Inc.	500	11,160
*	Malibu Boats, Inc., Class A	21,397	1,257,716
	Marine Products Corp.	23,129	296,745
*	MasterCraft Boat Holdings, Inc.	12,755	264,029
#*	Mattel, Inc.	273,861	3,042,596
#	Monro, Inc.	27,457	1,545,829
*	Murphy USA, Inc.	31,431	4,161,779
	Nathan's Famous, Inc.	430	21,900
*	National Vision Holdings, Inc.	56,964	1,822,278
#*	Noodles & Co.	42,270	293,777
#	Nordstrom, Inc.	73,314	1,003,669
#*	Ollie's Bargain Outlet Holdings, Inc.	40,539	4,260,649
	Papa John's International, Inc.	9,513	900,596
*	Perdoceo Education Corp.	54,660	787,104
#	PetMed Express, Inc.	16,552	516,422
	Polaris, Inc.	30,281	3,138,020
#*	Purple Innovation, Inc.	5,570	135,741
*	Quotient Technology, Inc.	27,849	223,070
	Red Rock Resorts, Inc., Class A	58,438	640,480
	Rent-A-Center, Inc.	47,152	1,363,636
#*	RH	5,945	1,708,771
	Ruth's Hospitality Group, Inc.	33,039	221,196
#*	Sally Beauty Holdings, Inc.	53,927	626,092
*	SeaWorld Entertainment, Inc.	98,170	1,420,520
#*	Shake Shack, Inc., Class A	30,346	1,473,298
	Shutterstock, Inc.	36,425	1,979,335
*	Skyline Champion Corp.	45,931	1,296,632
*	Sleep Number Corp.	11,987	557,396
*	Smith & Wesson Brands, Inc.	34,190	816,799
	Sonic Automotive, Inc., Class A	300	11,436
*	Sonos, Inc.	62,710	1,003,360
*	Sportsman's Warehouse Holdings, Inc.	45,198	727,236
*	Stamps.com, Inc.	8,190	2,131,693
	Steven Madden, Ltd.	68,655	1,454,113
*	Stoneridge, Inc.	28,051	581,217
	Strategic Education, Inc.	7,790	983,176

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Tempur Sealy International, Inc.	53,763	$4,352,115
	Texas Roadhouse, Inc.	52,928	2,974,024
*	TopBuild Corp.	20,118	2,653,967
	Twin River Worldwide Holding, Inc.	6,169	133,004
*	Under Armour, Inc., Class A	32,274	339,522
*	Under Armour, Inc., Class C	81,960	777,800
*	Universal Electronics, Inc.	13,930	641,755
*	Visteon Corp.	28,214	2,048,619
	Wendy's Co. (The)	176,830	4,098,919
#	Williams-Sonoma, Inc.	21,433	1,867,243
	Winmark Corp.	1,241	197,294
	Winnebago Industries, Inc.	26,400	1,594,824
	Wolverine World Wide, Inc.	64,534	1,551,397
	Wyndham Hotels & Resorts, Inc.	31,276	1,381,148
*	YETI Holdings, Inc.	21,824	1,066,975
TOTAL CONSUMER DISCRETIONARY			146,859,886
CONSUMER STAPLES — (5.4%)
#*	Boston Beer Co., Inc. (The), Class A	6,251	5,066,061
	Calavo Growers, Inc.	20,363	1,176,371
*	Cal-Maine Foods, Inc.	30,492	1,339,971
	Coca-Cola Consolidated, Inc.	6,252	1,435,209
*	elf Beauty, Inc.	48,508	866,353
#	Energizer Holdings, Inc.	43,723	2,191,834
	Flowers Foods, Inc.	139,181	3,166,368
*	Hain Celestial Group, Inc. (The)	2,872	97,591
	Inter Parfums, Inc.	27,260	1,114,661
	J&J Snack Foods Corp.	14,155	1,742,905
	John B. Sanfilippo & Son, Inc.	10,293	907,534
	Lancaster Colony Corp.	21,509	3,411,112
*	Lifevantage Corp.	16,617	213,362
	Medifast, Inc.	10,946	1,829,405
#	MGP Ingredients, Inc.	16,893	612,709
#*	National Beverage Corp.	16,415	1,053,022
	Nu Skin Enterprises, Inc., Class A	34,497	1,547,191
*	Performance Food Group Co.	47,899	1,342,130
	PriceSmart, Inc.	26,793	1,751,458
	Sanderson Farms, Inc.	1,442	160,776
*	Sprouts Farmers Market, Inc.	103,395	2,727,560
#	Tootsie Roll Industries, Inc.	23,360	740,512
	Turning Point Brands, Inc.	15,925	523,614
	United-Guardian, Inc.	2,424	34,954
*	USANA Health Sciences, Inc.	24,179	1,962,851
	Vector Group, Ltd.	16,626	146,641
#	WD-40 Co.	12,889	2,533,333
TOTAL CONSUMER STAPLES			39,695,488
ENERGY — (0.3%)
*	Aspen Aerogels, Inc.	3,100	19,685
	Cactus, Inc., Class A	41,789	945,267
#	Core Laboratories NV	46,175	984,913
	DMC Global, Inc.	12,500	367,250
#*	ION Geophysical Corp.	9,006	24,766
TOTAL ENERGY			2,341,881
FINANCIALS — (7.4%)
	AMERISAFE, Inc.	19,218	1,219,574
	Artisan Partners Asset Management, Inc., Class A	56,245	2,037,756

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Atlanticus Holdings Corp.	1,800	$14,706
	BGC Partners, Inc., Class A	175,154	485,177
*	BrightSphere Investment Group P.L.C.	99,097	1,331,864
*	Cannae Holdings, Inc.	3,896	146,801
	Cohen & Steers, Inc.	46,963	2,826,233
	Crawford & Co., Class A	27,857	204,192
	Crawford & Co., Class B	15,130	100,614
	Curo Group Holdings Corp.	47,813	334,213
	Diamond Hill Investment Group, Inc.	3,048	347,563
	Eaton Vance Corp.	61,734	2,231,067
*	eHealth, Inc.	12,347	853,672
	Evercore, Inc., Class A	33,079	1,829,269
	Federated Hermes, Inc., Class B	86,069	2,268,779
	First Financial Bankshares, Inc.	87,114	2,606,451
	FirstCash, Inc.	36,431	2,099,883
*	Green Dot Corp., Class A	32,665	1,655,789
	Greenhill & Co., Inc.	18,922	226,685
	Hamilton Lane, Inc., Class A	24,118	1,742,284
	Houlihan Lokey, Inc.	30,840	1,690,032
	Interactive Brokers Group, Inc., Class A	17,278	856,989
	Kinsale Capital Group, Inc.	15,683	3,056,617
	Lakeland Financial Corp.	11,415	505,228
	Lazard, Ltd., Class A	87,934	2,578,225
#*	LendingTree, Inc.	10,158	3,517,614
	LPL Financial Holdings, Inc.	29,634	2,341,679
#	Moelis & Co., Class A	58,618	1,746,230
*	Palomar Holdings, Inc.	16,573	1,513,778
	PJT Partners, Inc., Class A	16,650	891,274
	Primerica, Inc.	23,916	2,861,788
	Pzena Investment Management, Inc., Class A	21,669	113,546
	RLI Corp.	37,498	3,304,699
	ServisFirst Bancshares, Inc.	43,510	1,592,031
	Silvercrest Asset Management Group, Inc., Class A	5,400	59,400
	Stock Yards Bancorp, Inc.	14,382	562,192
	TFS Financial Corp.	21,756	315,027
	Virtu Financial, Inc., Class A	30,361	752,953
	Westamerica BanCorp	22,800	1,376,208
TOTAL FINANCIALS			54,198,082
HEALTH CARE — (11.4%)
#*	Accuray, Inc.	112,936	251,847
*	Addus HomeCare Corp.	15,645	1,508,334
*	Alkermes P.L.C.	11,797	212,464
*	Amedisys, Inc.	24,813	5,810,212
*	AMN Healthcare Services, Inc.	44,820	2,462,411
#*	Amneal Pharmaceuticals, Inc.	40,477	175,265
*	Amphastar Pharmaceuticals, Inc.	37,806	756,876
*	Arena Pharmaceuticals, Inc.	5,088	312,352
	Atrion Corp.	1,722	1,067,812
#*	BioLife Solutions, Inc.	1,931	37,326
*	BioSpecifics Technologies Corp.	6,744	422,579
*	BioTelemetry, Inc.	31,094	1,323,361
#	Cantel Medical Corp.	28,104	1,327,914
#*	Collegium Pharmaceutical, Inc.	22,276	351,515
	CONMED Corp.	26,539	2,190,529
#*	Corcept Therapeutics, Inc.	104,257	1,558,642
*	CorVel Corp.	18,984	1,509,038
*	CryoLife, Inc.	36,164	701,943
#*	Eagle Pharmaceuticals, Inc.	14,264	661,707

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Emergent BioSolutions, Inc.	25,102	$2,792,347
*	Enanta Pharmaceuticals, Inc.	12,852	589,264
	Ensign Group, Inc. (The)	44,747	2,057,915
*	Globus Medical, Inc., Class A	2,600	125,268
*	Haemonetics Corp.	11,883	1,041,664
*	Hanger, Inc.	7,100	123,966
*	HealthStream, Inc.	23,070	506,502
#*	Heska Corp.	3,100	298,282
*	HMS Holdings Corp.	81,860	2,660,450
*	ICU Medical, Inc.	11,341	2,083,682
*	Innoviva, Inc.	62,140	841,686
*	Inogen, Inc.	11,102	340,831
*	Inovalon Holdings, Inc., Class A	27,629	650,110
*	Integer Holdings Corp.	9,320	612,976
#*	Integra LifeSciences Holdings Corp.	41,383	1,976,038
#*	iRadimed Corp.	1,300	28,964
#*	Joint Corp. (The)	15,601	225,278
#*	Krystal Biotech, Inc.	6,742	278,377
*	Lantheus Holdings, Inc.	39,447	531,746
#	LeMaitre Vascular, Inc.	20,756	608,774
*	LHC Group, Inc.	22,751	4,438,948
#*	Ligand Pharmaceuticals, Inc.	10,975	1,286,051
	Luminex Corp.	30,328	1,103,939
*	Medpace Holdings, Inc.	33,480	3,995,838
*	Meridian Bioscience, Inc.	18,756	459,334
*	Merit Medical Systems, Inc.	37,006	1,654,908
	Mesa Laboratories, Inc.	803	190,263
	National Research Corp.	23,293	1,332,127
*	Natus Medical, Inc.	1,461	27,145
*	NeoGenomics, Inc.	14,590	557,776
#*	NGM Biopharmaceuticals, Inc.	1,148	20,997
*	NuVasive, Inc.	46,613	2,663,467
*	Omnicell, Inc.	38,941	2,737,163
#*	Option Care Health, Inc.	3,065	36,106
*	OraSure Technologies, Inc.	33,826	613,942
	Patterson Cos., Inc.	21,046	558,982
*	Pennant Group, Inc.	22,373	560,667
#*	PetIQ, Inc.	15,030	548,445
*	Pfenex, Inc.	12,500	88,625
	Phibro Animal Health Corp., Class A	18,177	421,616
*	Premier, Inc., Class A	26,141	914,151
*	Providence Service Corp. (The)	12,561	1,017,567
*	Quidel Corp.	13,254	3,743,857
*	R1 RCM, Inc.	53,016	724,729
*	RadNet, Inc.	55,618	883,770
*	REGENXBIO, Inc.	1,778	58,852
*	Select Medical Holdings Corp.	121,651	2,316,235
#*	SIGA Technologies, Inc.	8,859	56,875
#	Simulations Plus, Inc.	18,207	1,281,773
*	Supernus Pharmaceuticals, Inc.	25,054	557,827
*	Surgery Partners, Inc.	33,030	504,368
*	Surmodics, Inc.	9,400	444,526
*	Tenet Healthcare Corp.	55,972	1,479,900
#*	Tivity Health, Inc.	34,600	453,952
	US Physical Therapy, Inc.	13,774	1,144,068
	Utah Medical Products, Inc.	3,164	257,866
#*	Vocera Communications, Inc.	7,684	236,437
#*	Wright Medical Group NV	56,136	1,685,203

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Xencor, Inc.	40,849	$1,229,146
TOTAL HEALTH CARE			83,303,688
INDUSTRIALS — (22.5%)
	AAON, Inc.	51,840	3,071,520
#*	Advanced Disposal Services, Inc.	8,994	271,259
	Advanced Drainage Systems, Inc.	22,668	1,110,732
*	Aerojet Rocketdyne Holdings, Inc.	76,717	3,164,576
*	Aerovironment, Inc.	21,865	1,673,766
*	Air Transport Services Group, Inc.	58,752	1,431,786
	Alamo Group, Inc.	11,010	1,135,241
	Albany International Corp., Class A	26,148	1,257,196
	Allegiant Travel Co.	2,203	246,802
	Allied Motion Technologies, Inc.	8,723	328,857
	Allison Transmission Holdings, Inc.	38,929	1,454,387
*	Ameresco, Inc., Class A	647	17,909
	Applied Industrial Technologies, Inc.	29,231	1,845,061
	Armstrong World Industries, Inc.	42,625	3,036,605
*	ASGN, Inc.	29,815	2,041,135
*	Astronics Corp., Class B	4,890	42,176
*	Atkore International Group, Inc.	57,427	1,531,578
*	Avis Budget Group, Inc.	12,832	332,349
	Barrett Business Services, Inc.	7,091	373,554
	Brady Corp., Class A	35,040	1,610,789
	Brink's Co. (The)	46,238	2,050,655
*	Builders FirstSource, Inc.	124,893	2,958,715
*	Casella Waste Systems, Inc., Class A	46,528	2,578,116
#*	Cimpress P.L.C.	18,798	1,879,800
*	Clean Harbors, Inc.	42,362	2,524,775
	Comfort Systems USA, Inc.	34,018	1,691,035
*	Construction Partners, Inc., Class A	24,038	397,829
	CoreLogic, Inc.	49,921	3,402,615
	Covanta Holding Corp.	123,203	1,212,317
	Crane Co.	13,608	769,805
	CSW Industrials, Inc.	13,944	931,320
	Curtiss-Wright Corp.	12,056	1,074,431
	Douglas Dynamics, Inc.	21,553	761,899
#*	Energy Recovery, Inc.	32,040	243,184
	Enerpac Tool Group Corp.	44,502	841,088
	EnerSys	12,623	849,023
	ESCO Technologies, Inc.	19,001	1,632,946
*	Evoqua Water Technologies Corp.	96,245	1,850,791
	Exponent, Inc.	49,829	4,188,626
	Federal Signal Corp.	54,040	1,670,376
	Flowserve Corp.	19,487	543,103
*	Forrester Research, Inc.	15,072	529,178
	Forward Air Corp.	25,727	1,337,547
*	Franklin Covey Co.	7,246	131,080
	Franklin Electric Co., Inc.	36,379	1,966,285
*	FTI Consulting, Inc.	22,599	2,699,225
*	Generac Holdings, Inc.	29,927	4,715,897
*	Gibraltar Industries, Inc.	27,340	1,414,025
	Gorman-Rupp Co. (The)	24,596	744,275
*	Great Lakes Dredge & Dock Corp.	24,496	204,787
	H&E Equipment Services, Inc.	33,873	595,826
*	HD Supply Holdings, Inc.	23,900	838,890
	Healthcare Services Group, Inc.	55,964	1,465,697
	Heartland Express, Inc.	75,243	1,526,304
	Helios Technologies, Inc.	27,454	1,038,585

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hexcel Corp.	5,570	$207,761
	HNI Corp.	36,722	1,090,643
*	Huron Consulting Group, Inc.	11,357	541,956
	Insperity, Inc.	20,786	1,389,752
	ITT, Inc.	22,591	1,304,178
	John Bean Technologies Corp.	27,143	2,544,928
	Kadant, Inc.	10,042	1,089,657
	Kforce, Inc.	29,276	844,320
*	Kratos Defense & Security Solutions, Inc.	78,254	1,409,354
	Landstar System, Inc.	30,625	3,729,512
*	Lawson Products, Inc.	7,797	232,974
	Lincoln Electric Holdings, Inc.	8,375	757,016
	Lindsay Corp.	8,242	799,227
	Marten Transport, Ltd.	24,541	653,281
*	Masonite International Corp.	22,308	1,881,680
	McGrath RentCorp	21,606	1,253,580
*	Mercury Systems, Inc.	39,423	3,052,523
*	Meritor, Inc.	115,261	2,622,188
	MSA Safety, Inc.	30,855	3,657,243
	MSC Industrial Direct Co., Inc., Class A	32,082	2,117,733
	Mueller Industries, Inc.	51,576	1,442,065
	Mueller Water Products, Inc., Class A	155,817	1,576,868
	Nielsen Holdings P.L.C.	24,199	349,192
#	Omega Flex, Inc.	8,945	1,089,054
	Patrick Industries, Inc.	21,573	1,379,593
	Pitney Bowes, Inc.	173,300	578,822
*	Proto Labs, Inc.	15,852	1,904,142
	Raven Industries, Inc.	34,737	750,667
*	RBC Bearings, Inc.	17,893	2,190,461
	Rexnord Corp.	73,680	2,134,510
*	Saia, Inc.	22,005	2,628,497
	Shyft Group, Inc. (The)	31,109	587,338
	Simpson Manufacturing Co., Inc.	38,377	3,705,683
#*	SiteOne Landscape Supply, Inc.	37,435	4,792,803
*	SPX Corp.	48,787	2,049,054
	Systemax, Inc.	39,361	882,080
	Tennant Co.	16,546	1,102,294
	Tetra Tech, Inc.	52,146	4,622,743
*	TPI Composites, Inc.	27,892	713,477
*	Transcat, Inc.	7,200	200,880
#*	Trex Co., Inc.	39,332	5,480,128
*	TriNet Group, Inc.	57,613	3,802,458
	UFP Industries, Inc.	7,254	422,328
	UniFirst Corp.	1,046	195,058
	Universal Logistics Holdings, Inc.	22,316	409,945
	US Ecology, Inc.	20,018	694,224
	Valmont Industries, Inc.	14,722	1,784,306
*	Vectrus, Inc.	7,900	347,521
*	Vicor Corp.	19,804	1,613,432
	Watts Water Technologies, Inc., Class A	19,595	1,643,825
*	Welbilt, Inc.	131,700	800,736
	Werner Enterprises, Inc.	25,000	1,099,625
	Woodward, Inc.	21,871	1,639,013
TOTAL INDUSTRIALS			165,029,656
INFORMATION TECHNOLOGY — (19.8%)
*	Acacia Communications, Inc.	791	53,772
*	ACI Worldwide, Inc.	96,920	2,596,487
#*	ACM Research, Inc., Class A	5,868	562,976

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Advanced Energy Industries, Inc.	36,197	$2,663,013
*	Alarm.com Holdings, Inc.	33,331	2,334,503
	Alliance Data Systems Corp.	1,723	76,432
*	Ambarella, Inc.	21,934	993,172
	American Software, Inc., Class A	24,172	398,113
#*	Appfolio, Inc., Class A	17,294	2,407,671
*	Axcelis Technologies, Inc.	12,700	373,634
	Badger Meter, Inc.	30,627	1,917,250
	Blackbaud, Inc.	39,623	2,478,022
	Brooks Automation, Inc.	55,033	2,996,547
	Cabot Microelectronics Corp.	15,988	2,409,711
*	Calix, Inc.	4,500	92,295
*	Cardtronics P.L.C., Class A	45,853	1,023,898
*	Casa Systems, Inc.	61,550	345,296
	Cass Information Systems, Inc.	14,433	517,134
*	CEVA, Inc.	8,189	329,198
*	ChannelAdvisor Corp.	3,274	66,691
*	Cirrus Logic, Inc.	43,913	3,009,358
*	Clearfield, Inc.	2,337	43,562
*	Coherent, Inc.	17,077	2,370,800
*	CommScope Holding Co., Inc.	128,688	1,194,225
*	CommVault Systems, Inc.	30,445	1,342,016
*	Cornerstone OnDemand, Inc.	27,187	965,410
*	Cree, Inc.	37,411	2,578,366
	CSG Systems International, Inc.	33,846	1,425,932
*	CyberOptics Corp.	3,298	129,776
*	Digital Turbine, Inc.	88,080	1,222,550
*	Diodes, Inc.	22,439	1,154,487
*	DSP Group, Inc.	20,153	299,272
*	eGain Corp.	36,067	357,424
*	Endurance International Group Holdings, Inc.	132,086	748,928
#*	Enphase Energy Inc.	91,702	5,535,133
*	Envestnet, Inc.	23,342	1,895,370
*	ePlus, Inc.	11,668	869,733
*	Euronet Worldwide, Inc.	19,660	1,890,112
	EVERTEC, Inc.	72,062	2,237,525
*	ExlService Holdings, Inc.	32,295	2,068,818
*	Fabrinet	38,187	2,773,522
*	FARO Technologies, Inc.	16,907	1,011,546
*	FormFactor, Inc.	72,125	2,080,085
	GlobalSCAPE, Inc.	21,544	205,314
*	Globant SA	32,066	5,545,494
	Hackett Group, Inc. (The)	31,238	430,772
*	Harmonic, Inc.	98,571	550,026
*	Ichor Holdings, Ltd.	23,520	771,926
*	IEC Electronics Corp.	1,200	10,800
*	Immersion Corp.	22,673	153,043
#*	Intelligent Systems Corp.	530	16,070
	InterDigital, Inc.	17,670	1,060,553
*	Itron, Inc.	32,668	2,272,386
#*	j2 Global, Inc.	36,743	2,084,063
	Jabil, Inc.	56,093	1,955,402
*	Lattice Semiconductor Corp.	146,912	4,567,494
*	Limelight Networks, Inc.	124,700	781,869
	Littelfuse, Inc.	13,335	2,368,963
#*	Lumentum Holdings, Inc.	2,167	201,163
*	Luna Innovations, Inc.	29,586	167,753
*	Manhattan Associates, Inc.	36,372	3,484,074
	MAXIMUS, Inc.	36,325	2,695,678

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MaxLinear, Inc.	55,491	$1,406,697
*	MicroStrategy, Inc., Class A	6,160	763,347
	MKS Instruments, Inc.	3,601	458,911
#*	Napco Security Technologies, Inc.	22,504	593,656
	National Instruments Corp.	30,137	1,069,864
#*	NCR Corp.	111,178	2,049,011
*	NeoPhotonics Corp.	50,659	461,504
	NIC, Inc.	70,715	1,550,073
*	Novanta, Inc.	34,180	3,543,782
#*	Nuance Communications, Inc.	9,786	267,647
	NVE Corp.	4,591	249,016
*	OneSpan, Inc.	28,502	887,552
*	Onto Innovation, Inc.	3,508	132,673
*	OSI Systems, Inc.	18,589	1,319,075
#	Paysign, Inc.	7,627	71,236
*	PDF Solutions, Inc.	20,961	515,221
*	Perficient, Inc.	30,890	1,211,197
*	Plexus Corp.	8,067	599,297
	Power Integrations, Inc.	25,449	3,105,541
	Progress Software Corp.	48,759	1,699,739
*	Qualys, Inc.	31,132	3,844,179
*	Rogers Corp.	12,934	1,541,603
*	Rosetta Stone, Inc.	12,448	333,233
	Sabre Corp.	68,698	519,357
*	Sailpoint Technologies Holdings, Inc.	21,447	675,581
#	Sapiens International Corp. NV	23,088	705,569
	Science Applications International Corp.	5,477	438,050
*	Semtech Corp.	17,143	955,379
#*	ShotSpotter, Inc.	3,144	72,438
*	Silicon Laboratories, Inc.	16,009	1,609,065
*	SMART Global Holdings, Inc.	22,580	629,756
*	SolarEdge Technologies, Inc.	29,713	5,202,746
*	SPS Commerce, Inc.	7,395	555,882
	Switch, Inc., Class A	32,065	576,849
*	Synaptics, Inc.	32,101	2,568,722
*	Telenav, Inc.	20,823	107,967
*	Teradata Corp.	87,892	1,845,732
	TTEC Holdings, Inc.	42,090	1,997,591
#*	Tucows, Inc., Class A	852	51,555
*	Upland Software, Inc.	9,229	317,662
*	Verint Systems, Inc.	42,834	1,922,818
*	Verra Mobility Corp.	101,703	1,040,422
*	Viavi Solutions, Inc.	190,041	2,628,267
*	Virtusa Corp.	30,951	1,256,611
*	Zix Corp.	41,800	297,407
TOTAL INFORMATION TECHNOLOGY			144,812,088
MATERIALS — (5.7%)
*	Axalta Coating Systems, Ltd.	119,987	2,663,711
	Balchem Corp.	22,533	2,259,159
*	Berry Global Group, Inc.	8,967	448,260
	Boise Cascade Co.	11,500	535,785
	Cabot Corp.	43,834	1,599,064
	Chase Corp.	8,846	889,554
	Chemours Co. (The)	116,336	2,155,706
#	Cleveland-Cliffs, Inc.	304,912	1,579,444
#	Compass Minerals International, Inc.	33,008	1,681,428
	Eagle Materials, Inc.	22,938	1,840,316
*	Ferro Corp.	73,726	861,857

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Forterra, Inc.	8,518	$110,649
*	GCP Applied Technologies, Inc.	59,176	1,350,396
	Graphic Packaging Holding Co.	199,543	2,781,629
*	Ingevity Corp.	34,503	2,017,735
	Innospec, Inc.	7,597	571,067
*	Koppers Holdings, Inc.	23,691	596,302
	Louisiana-Pacific Corp.	83,313	2,638,523
	Myers Industries, Inc.	33,893	510,429
	Neenah, Inc.	14,220	634,354
	NewMarket Corp.	6,331	2,372,922
	O-I Glass, Inc.	112,954	1,179,240
	Sensient Technologies Corp.	30,641	1,599,767
	Silgan Holdings, Inc.	79,837	3,053,765
	Stepan Co.	18,035	1,969,422
	Worthington Industries, Inc.	44,457	1,663,581
	WR Grace & Co.	53,851	2,484,147
TOTAL MATERIALS			42,048,212
REAL ESTATE — (0.4%)
#*	Cushman & Wakefield P.L.C.	72,498	775,728
*	Marcus & Millichap, Inc.	36,257	987,641
	RMR Group, Inc. (The), Class A	17,410	500,712
*	St Joe Co. (The)	25,857	532,913
TOTAL REAL ESTATE			2,796,994
UTILITIES — (0.4%)
	Genie Energy, Ltd., Class B	22,810	185,445
#	Ormat Technologies, Inc.	33,340	1,983,730
»	TerraForm Power, Inc., Class A	41,511	888,447
TOTAL UTILITIES			3,057,622
TOTAL COMMON STOCKS			700,782,949
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	GCI Liberty, Inc.	2,460	66,396
TOTAL INVESTMENT SECURITIES (Cost $567,550,848)			700,849,345

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	590,249	590,249
SECURITIES LENDING COLLATERAL — (4.2%)
@§	The DFA Short Term Investment Fund	2,660,441	30,783,963
TOTAL INVESTMENTS — (100.0%)
(Cost $598,919,506)^^			$732,223,557

U.S. Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$16,639,352	—	—	$16,639,352
Consumer Discretionary	146,859,886	—	—	146,859,886
Consumer Staples	39,695,488	—	—	39,695,488
Energy	2,341,881	—	—	2,341,881
Financials	54,198,082	—	—	54,198,082
Health Care	83,303,688	—	—	83,303,688
Industrials	165,029,656	—	—	165,029,656
Information Technology	144,812,088	—	—	144,812,088
Materials	42,048,212	—	—	42,048,212
Real Estate	2,796,994	—	—	2,796,994
Utilities	2,169,175	$888,447	—	3,057,622
Preferred Stocks
Communication Services	66,396	—	—	66,396
Temporary Cash Investments	590,249	—	—	590,249
Securities Lending Collateral	—	30,783,963	—	30,783,963
TOTAL	$700,551,147	$31,672,410	—	$732,223,557

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.0%)
	Altium, Ltd.	7,521	$175,722
	Aristocrat Leisure, Ltd.	92,157	1,727,899
	BHP Group, Ltd.	165,660	4,361,637
#	BHP Group, Ltd., Sponsored ADR	9,711	513,129
	Brambles, Ltd.	150,259	1,160,115
	Carsales.com, Ltd.	39,084	510,949
	CIMIC Group, Ltd.	22,129	340,464
	Coca-Cola Amatil, Ltd.	99,584	581,222
	Cochlear, Ltd.	3,720	507,645
	Coles Group, Ltd.	136,419	1,768,632
	Computershare, Ltd.	85,729	820,499
	CSL, Ltd.	33,058	6,429,869
	Domino's Pizza Enterprises, Ltd.	11,260	594,568
	Evolution Mining, Ltd.	148,541	634,569
	Fortescue Metals Group, Ltd.	84,493	1,051,702
	IDP Education, Ltd.	29,385	278,305
	James Hardie Industries P.L.C.	47,684	984,166
#	JB Hi-Fi, Ltd.	26,500	867,865
	Magellan Financial Group, Ltd.	23,475	1,019,877
	Medibank Pvt, Ltd.	262,281	523,800
	Northern Star Resources, Ltd.	80,600	914,788
	Ramsay Health Care, Ltd.	32,804	1,449,908
#	REA Group, Ltd.	9,261	715,133
	Rio Tinto, Ltd.	21,492	1,572,970
	Telstra Corp., Ltd.	430,771	1,031,490
*	TPG Telecom, Ltd.	33,380	191,741
#*	Tuas, Ltd.	16,690	8,407
	Wesfarmers, Ltd.	49,120	1,633,129
	Woolworths Group, Ltd.	60,528	1,675,659
TOTAL AUSTRALIA			34,045,859
AUSTRIA — (0.1%)
*	OMV AG	12,000	378,982
	Verbund AG	930	48,801
TOTAL AUSTRIA			427,783
BELGIUM — (0.9%)
#	Anheuser-Busch InBev SA	27,797	1,509,465
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,795	97,702
	Colruyt SA	6,221	361,295
	Proximus SADP	23,321	479,737
	UCB SA	6,860	881,453
#	Umicore SA	35,303	1,667,259
TOTAL BELGIUM			4,996,911
CANADA — (8.3%)
#	Agnico Eagle Mines, Ltd.	32,349	2,571,422
#	Alimentation Couche-Tard, Inc., Class B	78,133	2,715,362
	B2Gold Corp.	171,175	1,185,938
	Barrick Gold Corp.	11,960	345,764
*	Bausch Health Cos., Inc.	50,450	921,721
#*	Bausch Health Cos., Inc.	4,800	87,761
	BCE, Inc.	9,101	381,584
	BCE, Inc.	5,184	217,365

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	CAE, Inc.	2,400	$35,818
	CAE, Inc.	22,140	330,550
	Canadian National Railway Co.	41,022	4,011,541
	Canadian Pacific Railway, Ltd.	700	192,511
	Canadian Pacific Railway, Ltd.	8,108	2,231,159
	CCL Industries, Inc., Class B	18,613	619,206
*	CGI, Inc.	13,317	950,701
*	CGI, Inc.	13,012	929,380
	Cogeco Communications, Inc.	2,200	167,696
	Constellation Software, Inc.	3,145	3,720,067
*	Descartes Systems Group, Inc. (The)	3,113	175,355
	Dollarama, Inc.	10,800	394,926
#	Empire Co., Ltd., Class A	29,596	760,311
	FirstService Corp.	5,714	683,402
#	Franco-Nevada Corp.	2,332	372,770
	George Weston, Ltd.	11,782	889,906
#	IGM Financial, Inc.	8,200	201,595
	Intact Financial Corp.	10,378	1,133,061
*	Kinaxis, Inc.	900	136,668
	Kirkland Lake Gold, Ltd.	12,800	699,033
	Kirkland Lake Gold, Ltd.	18,574	1,014,140
	Loblaw Cos., Ltd.	25,231	1,308,972
	Metro, Inc.	22,140	971,248
	Northland Power, Inc.	21,723	595,195
#	Open Text Corp.	5,725	257,688
	Open Text Corp.	34,773	1,565,828
	Pan American Silver Corp.	8,900	332,558
	Parkland Corp.	26,264	691,576
	Quebecor, Inc., Class B	26,710	609,398
	Restaurant Brands International, Inc.	15,176	857,116
	Restaurant Brands International, Inc.	3,973	224,554
	Ritchie Bros Auctioneers, Inc.	7,564	349,725
	Ritchie Bros Auctioneers, Inc.	547	25,315
	Rogers Communications, Inc., Class B	13,900	567,643
	Rogers Communications, Inc., Class B	20,528	838,364
	Royal Bank of Canada	12,430	857,465
	Royal Bank of Canada	18,696	1,291,707
	Saputo, Inc.	22,674	554,895
	Shaw Communications, Inc., Class B	52,573	961,560
	Stantec, Inc.	6,900	222,075
	Stantec, Inc.	1,700	54,723
	TC Energy Corp.	5,300	241,566
	TC Energy Corp.	38,077	1,736,311
#	Thomson Reuters Corp.	10,296	719,073
	Toromont Industries, Ltd.	12,204	665,300
	Waste Connections, Inc.	7,907	809,491
	Waste Connections, Inc.	1,440	147,177
	WSP Global, Inc.	15,338	963,141
TOTAL CANADA			46,496,377
DENMARK — (2.0%)
	Coloplast A.S., Class B	10,755	1,835,849
	Novo Nordisk A.S., Class B	139,776	9,171,062
TOTAL DENMARK			11,006,911
FINLAND — (1.1%)
	Elisa Oyj	23,831	1,413,384
	Kesko Oyj, Class A	9,472	192,917

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kesko Oyj, Class B	26,900	$570,388
	Kone Oyj, Class B	26,054	2,068,915
	Neste Oyj	29,406	1,350,663
	Orion Oyj, Class A	642	27,958
	Orion Oyj, Class B	4,927	214,960
	Sampo Oyj, Class A	3,303	119,385
	UPM-Kymmene Oyj	12,468	332,817
TOTAL FINLAND			6,291,387
FRANCE — (9.1%)
	Air Liquide SA	31,945	5,254,321
*	Airbus SE	60,661	4,440,142
*	Atos SE	809	69,177
	BioMerieux	751	121,039
*	Bureau Veritas SA	59,188	1,302,124
	Danone SA	28,672	1,919,111
	Dassault Systemes SE	425	77,390
*	Eurofins Scientific SE	1,970	1,289,417
*	Getlink SE	3,106	46,731
	Hermes International	2,935	2,379,520
	Ipsen SA	7,521	721,282
	Kering SA	6,880	3,898,800
	Legrand SA	35,691	2,760,994
#	L'Oreal SA	2,332	782,684
	LVMH Moet Hennessy Louis Vuitton SE	22,088	9,604,814
*	Safran SA	28,927	3,076,436
	Sartorius Stedim Biotech	2,805	877,354
	SEB SA	3,918	646,947
	Sodexo SA	16,392	1,131,280
	STMicroelectronics NV	82,378	2,314,587
#	STMicroelectronics NV	5,506	153,838
#	Teleperformance	7,733	2,263,181
	Thales SA	18,476	1,335,656
*	Ubisoft Entertainment SA	17,810	1,487,534
	Vinci SA	34,742	2,990,073
*	Worldline SA	550	47,316
TOTAL FRANCE			50,991,748
GERMANY — (8.2%)
*	Adidas AG	13,494	3,721,338
	Bechtle AG	2,669	519,447
	Beiersdorf AG	12,024	1,435,732
	Brenntag AG	26,013	1,605,340
*	Carl Zeiss Meditec AG	2,484	259,973
	Deutsche Boerse AG	19,530	3,553,363
*	Deutsche Post AG	103,523	4,202,016
	Deutsche Telekom AG	365,565	6,103,015
	E.ON SE	166,367	1,953,151
*	Fielmann AG	4,464	325,242
*	Fresenius Medical Care AG & Co. KGaA	36,136	3,183,657
	Fuchs Petrolub SE	333	11,340
	Hapag-Lloyd AG	2,473	136,159
*	HelloFresh SE	1,333	72,358
	Henkel AG & Co. KGaA	87	7,560
	Hochtief AG	5,744	468,996
	Infineon Technologies AG	216,788	5,527,091
	KION Group AG	10,936	835,794
	Knorr-Bremse AG	9,003	1,053,417

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Merck KGaA	5,467	$698,714
*	MTU Aero Engines AG	5,481	950,336
	Nemetschek SE	9,226	676,320
*	Puma SE	7,842	610,405
*	Puma SE	450	34,900
	Rational AG	599	355,779
	SAP SE, Sponsored ADR	5,177	824,282
	SAP SE	28,974	4,573,643
	Scout24 AG	4,604	395,748
	Symrise AG	13,281	1,660,268
*	Zalando SE	6,417	463,245
TOTAL GERMANY			46,218,629
HONG KONG — (3.0%)
	AIA Group, Ltd.	341,800	3,081,990
	ASM Pacific Technology, Ltd.	38,900	439,074
	Chow Tai Fook Jewellery Group, Ltd.	152,000	163,823
	Galaxy Entertainment Group, Ltd.	314,000	2,141,398
	HKT Trust & HKT, Ltd.	888,000	1,308,458
	Hong Kong & China Gas Co., Ltd.	333,500	477,849
	Hong Kong Exchanges & Clearing, Ltd.	89,890	4,279,945
	MGM China Holdings, Ltd.	178,400	222,318
	NagaCorp., Ltd.	290,000	309,987
	PCCW, Ltd.	93,000	52,429
*	Prada SpA	62,200	240,110
	Sands China, Ltd.	198,800	757,987
	Techtronic Industries Co., Ltd.	229,000	2,395,119
	Vitasoy International Holdings, Ltd.	110,000	418,174
	Wynn Macau, Ltd.	268,000	470,023
TOTAL HONG KONG			16,758,684
IRELAND — (0.5%)
	Glanbia P.L.C.	3,477	42,211
	Kerry Group P.L.C., Class A	5,616	743,819
	Kingspan Group P.L.C.	11,512	825,870
	Smurfit Kappa Group P.L.C.	30,768	1,039,439
TOTAL IRELAND			2,651,339
ISRAEL — (0.3%)
	Azrieli Group, Ltd.	17	827
	Bank Leumi Le-Israel BM	7,502	38,030
*	Bezeq The Israeli Telecommunication Corp., Ltd.	98,235	98,020
	Elbit Systems, Ltd.	318	44,938
#	Elbit Systems, Ltd.	1,308	184,363
	ICL Group, Ltd.	80,604	251,599
	Mizrahi Tefahot Bank, Ltd.	16,129	338,062
#*	Nice, Ltd., Sponsored ADR	1,919	393,855
*	Shapir Engineering and Industry, Ltd.	9,190	67,951
	Shufersal, Ltd.	5,390	37,957
	Strauss Group, Ltd.	4,186	119,496
*	Tower Semiconductor, Ltd.	4,828	103,802
*	Tower Semiconductor, Ltd.	9,492	210,845
TOTAL ISRAEL			1,889,745
ITALY — (1.7%)
*	Atlantia SpA	10,383	166,348
*	CNH Industrial NV	61,000	414,488

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	DiaSorin SpA	1,542	$304,160
	Enel SpA	306,502	2,807,720
	Ferrari NV	5,787	1,034,836
	Ferrari NV	7,617	1,384,009
*	FinecoBank Banca Fineco SpA	34,853	508,079
*	Moncler SpA	29,895	1,155,796
	Recordati SpA	11,853	636,627
	Snam SpA	248,867	1,324,832
TOTAL ITALY			9,736,895
JAPAN — (22.5%)
	ABC-Mart, Inc.	3,500	184,400
	Advantest Corp.	37,800	2,063,844
	Aeon Co., Ltd.	55,400	1,309,853
	Aeon Delight Co., Ltd.	500	15,110
	Aica Kogyo Co., Ltd.	2,900	93,160
	Ain Holdings, Inc.	3,000	190,913
	Amano Corp.	4,800	91,007
#	Anritsu Corp.	13,500	325,522
	Asahi Group Holdings, Ltd.	30,300	987,655
	Asahi Intecc Co., Ltd.	21,900	611,036
	Astellas Pharma, Inc.	158,300	2,469,157
	Bandai Namco Holdings, Inc.	14,200	784,157
	Benefit One, Inc.	11,300	247,836
	Benesse Holdings, Inc.	4,200	109,536
	Calbee, Inc.	8,400	266,930
	Capcom Co., Ltd.	8,900	349,777
	Casio Computer Co., Ltd.	20,400	326,042
#	Chugai Pharmaceutical Co., Ltd.	38,400	1,733,731
	Cosmos Pharmaceutical Corp.	2,400	441,024
	Create SD Holdings Co., Ltd.	2,400	86,160
	CyberAgent, Inc.	19,400	1,097,385
	Daifuku Co., Ltd.	9,651	879,458
	Daiichikosho Co., Ltd.	200	5,390
	Daikin Industries, Ltd.	21,100	3,712,471
	Daito Trust Construction Co., Ltd.	16,300	1,278,282
	Disco Corp.	1,000	242,336
	DMG Mori Co., Ltd.	800	8,592
	Eisai Co., Ltd.	11,600	936,196
	Elecom Co., Ltd.	1,000	49,924
	FamilyMart Co., Ltd.	26,900	603,846
	Fancl Corp.	8,200	236,551
	Fast Retailing Co., Ltd.	5,000	2,659,009
	FP Corp.	3,900	315,636
#	Fuji Kyuko Co., Ltd.	3,699	98,823
	Fuji Oil Holdings, Inc.	5,400	144,621
	Fujitsu General, Ltd.	6,000	147,049
	Fujitsu, Ltd.	20,500	2,744,851
	GMO internet, Inc.	13,800	399,778
	GMO Payment Gateway, Inc.	7,700	807,233
	Goldwin, Inc.	3,500	209,261
	GungHo Online Entertainment, Inc.	4,140	76,115
	Hakuhodo DY Holdings, Inc.	28,200	309,573
	Hamamatsu Photonics KK	5,000	217,316
	Hikari Tsushin, Inc.	2,929	635,009
	Hoya Corp.	21,900	2,159,766
	Infomart Corp.	34,600	214,857
	IR Japan Holdings, Ltd.	100	11,044
	Ito En, Ltd.	10,200	603,767

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu Techno-Solutions Corp.	7,400	$300,550
	Izumi Co., Ltd.	200	7,711
#	Japan Airport Terminal Co., Ltd.	5,300	181,976
	Japan Exchange Group, Inc.	60,700	1,441,378
	Japan Tobacco, Inc.	99,600	1,702,409
	Justsystems Corp.	4,500	349,303
	Kakaku.com, Inc.	23,100	557,725
	Kaken Pharmaceutical Co., Ltd.	3,300	149,972
	Kao Corp.	44,000	3,191,935
	KDDI Corp.	199,200	6,334,050
	Keihan Holdings Co., Ltd.	10,100	411,734
	Keyence Corp.	3,800	1,602,410
	Kikkoman Corp.	12,700	596,035
	Kirin Holdings Co., Ltd.	46,500	895,993
	Kobe Bussan Co., Ltd.	10,500	651,668
	Konami Holdings Corp.	9,800	299,478
	Kose Corp.	3,800	384,887
	Kusuri no Aoki Holdings Co., Ltd.	3,000	279,248
	Lasertec Corp.	14,300	1,262,612
	Lawson, Inc.	12,800	637,399
	Life Corp.	400	18,616
	Lion Corp.	17,200	447,071
	M3, Inc.	23,100	1,186,244
	Mani, Inc.	2,700	68,954
	Maruwa Unyu Kikan Co., Ltd.	3,600	121,816
	Matsumotokiyoshi Holdings Co., Ltd.	7,300	243,866
	McDonald's Holdings Co. Japan, Ltd.	6,500	311,079
	MEIJI Holdings Co., Ltd.	17,900	1,405,587
	Minebea Mitsumi, Inc.	66,900	1,097,117
	MISUMI Group, Inc.	18,300	432,999
	MonotaRO Co., Ltd.	23,100	982,419
	Morinaga & Co., Ltd.	6,300	228,401
	Murata Manufacturing Co., Ltd.	33,400	2,145,303
	Nabtesco Corp.	11,500	349,873
	NET One Systems Co., Ltd.	10,800	420,756
	Nichirei Corp.	18,700	533,956
	Nidec Corp.	4,200	333,635
	Nifco, Inc.	6,500	146,043
	Nihon M&A Center, Inc.	26,500	1,290,364
	Nihon Unisys, Ltd.	16,800	508,385
	Nintendo Co., Ltd.	3,300	1,451,373
	Nissan Chemical Corp.	18,200	963,897
	Nitori Holdings Co., Ltd.	2,700	591,128
	NOF Corp.	4,500	168,495
	Nomura Research Institute, Ltd.	22,130	584,086
	NS Solutions Corp.	3,500	92,169
	NTT Data Corp.	67,000	761,739
	NTT DOCOMO, Inc.	109,500	3,014,657
	Olympus Corp.	102,000	1,834,619
	Open House Co., Ltd.	14,200	400,778
	Oracle Corp.	4,400	530,034
	Oriental Land Co., Ltd.	5,400	651,470
	Otsuka Corp.	12,800	667,382
	Pan Pacific International Holdings Corp.	31,800	720,747
	Park24 Co., Ltd.	23,500	313,087
	Persol Holdings Co., Ltd.	41,500	524,657
	Pigeon Corp.	21,100	820,327
	Pola Orbis Holdings, Inc.	8,700	144,649
	Rakus Co., Ltd.	1,100	25,398

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Recruit Holdings Co., Ltd.	121,500	$3,790,295
	Relo Group, Inc.	18,500	321,528
*	Renesas Electronics Corp.	130,700	718,910
	Rohto Pharmaceutical Co., Ltd.	7,500	231,498
	Ryohin Keikaku Co., Ltd.	43,700	526,726
	Santen Pharmaceutical Co., Ltd.	35,000	590,536
	SCSK Corp.	9,000	458,067
	Secom Co., Ltd.	4,700	406,451
	Seria Co., Ltd.	3,900	156,042
	Seven Bank, Ltd.	78,600	192,808
	SG Holdings Co., Ltd.	9,500	348,637
	Sharp Corp.	56,233	555,013
	Shimadzu Corp.	22,800	581,840
	Shimano, Inc.	2,000	434,276
	Shin-Etsu Chemical Co., Ltd.	19,700	2,305,663
	Shionogi & Co., Ltd.	14,900	886,415
	Ship Healthcare Holdings, Inc.	6,600	284,145
	Shiseido Co., Ltd.	35,400	1,972,353
#	Skylark Holdings Co., Ltd.	50,300	697,549
	SMS Co., Ltd.	13,000	322,580
	Softbank Corp.	144,100	1,928,952
	SoftBank Group Corp.	6,780	427,635
	Sohgo Security Services Co., Ltd.	7,500	353,813
	Sony Corp.	106,900	8,305,596
	Square Enix Holdings Co., Ltd.	8,000	429,838
	Sugi Holdings Co., Ltd.	3,600	260,120
	SUMCO Corp.	53,900	836,259
	Sundrug Co., Ltd.	12,300	418,580
	Suntory Beverage & Food, Ltd.	7,700	290,646
	Sushiro Global Holdings, Ltd.	18,400	390,241
	Sysmex Corp.	13,500	1,038,104
	Taiyo Nippon Sanso Corp.	32,400	511,061
	Taiyo Yuden Co., Ltd.	31,700	1,004,870
	TechnoPro Holdings, Inc.	6,700	342,370
	Terumo Corp.	20,900	790,669
	TIS, Inc.	23,700	507,549
	Toei Animation Co., Ltd.	1,000	51,469
	Tokyo Electron, Ltd.	13,700	3,791,026
#	Toshiba TEC Corp.	7,100	272,953
	TOTO, Ltd.	11,899	448,851
	Trend Micro, Inc.	22,600	1,325,465
	Tsuruha Holdings, Inc.	5,500	762,661
	Unicharm Corp.	11,500	520,177
	USS Co., Ltd.	32,200	477,395
	Welcia Holdings Co., Ltd.	9,000	823,938
#	Workman Co., Ltd.	2,000	188,945
	Yaoko Co., Ltd.	3,100	246,358
	Yaskawa Electric Corp.	16,600	551,906
	Yokogawa Electric Corp.	7,900	121,345
	Z Holdings Corp.	137,300	730,125
	Zenkoku Hosho Co., Ltd.	9,400	328,534
	Zensho Holdings Co., Ltd.	16,600	300,512
	ZOZO, Inc.	24,900	673,554
TOTAL JAPAN			126,495,487
NETHERLANDS — (3.8%)
*	Adyen NV	693	1,162,859
	ASML Holding NV	2,127	756,229
	ASML Holding NV	13,926	4,925,905

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Euronext NV	2,822	$325,991
*	GrandVision NV	6,267	179,760
	Unilever NV	112,667	6,650,733
#	Unilever NV	42,536	2,513,464
	Wolters Kluwer NV	58,502	4,617,246
TOTAL NETHERLANDS			21,132,187
NEW ZEALAND — (0.4%)
*	a2 Milk Co., Ltd.	67,080	934,748
	Fisher & Paykel Healthcare Corp., Ltd.	16,276	389,882
	Spark New Zealand, Ltd.	233,543	765,352
TOTAL NEW ZEALAND			2,089,982
NORWAY — (0.6%)
	Aker BP ASA	16,422	312,709
*	Bakkafrost P/F	2,048	124,937
*	Gjensidige Forsikring ASA	5,014	103,077
	Mowi ASA	31,193	566,500
	Orkla ASA	9,937	97,739
*	Salmar ASA	6,714	319,325
	Scatec Solar ASA	9,168	159,805
#*	Schibsted ASA, Class A	5,976	216,800
*	Schibsted ASA, Class B	4,592	150,208
	Telenor ASA	59,542	920,447
*	Tomra Systems ASA	13,193	543,193
TOTAL NORWAY			3,514,740
PORTUGAL — (0.0%)
	Jeronimo Martins SGPS SA	14,536	243,714
SINGAPORE — (0.7%)
	Dairy Farm International Holdings, Ltd.	48,900	210,106
	DBS Group Holdings, Ltd.	59,400	858,072
	Genting Singapore, Ltd.	179,300	96,186
	Jardine Cycle & Carriage, Ltd.	13,044	191,260
	SATS, Ltd.	89,300	178,995
	Singapore Exchange, Ltd.	121,500	724,787
	Singapore Technologies Engineering, Ltd.	196,300	469,528
	Singapore Telecommunications, Ltd.	362,200	657,347
	Singapore Telecommunications, Ltd.	10,900	19,852
	United Overseas Bank, Ltd.	27,323	384,694
	Venture Corp., Ltd.	34,900	455,774
TOTAL SINGAPORE			4,246,601
SPAIN — (2.2%)
	Acciona SA	2,452	272,207
	ACS Actividades de Construccion y Servicios SA	16,195	375,667
*	Aena SME SA	6,495	846,852
	Amadeus IT Group SA	56,937	2,843,164
	Cellnex Telecom SA	23,003	1,447,680
	Enagas SA	18,150	457,913
	Endesa SA	34,831	993,620
#	Grifols SA	30,104	877,093
	Industria de Diseno Textil SA	61,458	1,628,508
	Naturgy Energy Group SA	9,749	181,409

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Telefonica SA	589,834	$2,470,233
TOTAL SPAIN			12,394,346
SWEDEN — (2.8%)
*	AAK AB	5,532	98,004
	AddTech AB, Class B	7,678	359,910
*	Alfa Laval AB	33,340	789,765
	Assa Abloy AB, Class B	46,634	1,029,501
	Atlas Copco AB, Class A	63,342	2,811,844
	Atlas Copco AB, Class B	37,577	1,454,329
	Axfood AB	16,520	371,753
	Beijer Ref AB	8,402	327,646
#	Electrolux AB, Class B	30,287	569,204
*	Electrolux Professional AB, Class B	30,287	119,576
#	Elekta AB, Class B	25,642	264,256
#	Epiroc AB, Class A	38,561	539,164
	Epiroc AB, Class B	24,352	331,562
*	Essity AB, Class A	680	22,399
*	Essity AB, Class B	44,861	1,480,162
#	Evolution Gaming Group AB	16,947	1,150,037
#	Hennes & Mauritz AB, Class B	57,917	902,774
*	Indutrade AB	8,661	438,639
	Lifco AB, Class B	4,184	319,674
*	Nibe Industrier AB, Class B	18,137	436,396
*	Sandvik AB	49,288	921,120
*	Sinch AB	1,485	116,388
	Sweco AB, Class B	6,397	368,560
*	Swedish Orphan Biovitrum AB	13,930	292,733
	Thule Group AB	5,077	151,021
TOTAL SWEDEN			15,666,417
SWITZERLAND — (9.7%)
	EMS-Chemie Holding AG	1,479	1,277,220
	Geberit AG	5,082	2,804,841
	Givaudan SA	996	4,125,151
*	Kuehne + Nagel International AG	13,649	2,352,908
	Nestle SA	80,928	9,624,096
	Partners Group Holding AG	2,289	2,217,371
	Roche Holding AG	2,118	730,040
	Roche Holding AG	52,160	18,065,955
	Schindler Holding AG	3,320	830,844
	SGS SA	1,431	3,747,582
	Sika AG	30,158	6,626,679
	Temenos AG	14,830	2,191,612
TOTAL SWITZERLAND			54,594,299
UNITED KINGDOM — (12.7%)
	Admiral Group P.L.C.	34,875	1,087,567
	Ashtead Group P.L.C.	101,910	3,245,199
	AstraZeneca P.L.C., Sponsored ADR	107,948	6,021,339
	AstraZeneca P.L.C.	15,702	1,734,751
	Auto Trader Group P.L.C.	147,096	1,027,541
	B&M European Value Retail SA	75,295	452,694
	BAE Systems P.L.C.	202,173	1,295,707
	BHP Group P.L.C., ADR	12,367	540,562
	BHP Group P.L.C.	71,676	1,549,880
	Bunzl P.L.C.	18,880	540,837
	Burberry Group P.L.C.	61,566	1,003,142

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Coca-Cola HBC AG	18,332	$477,251
	Compass Group P.L.C.	186,799	2,570,200
	Croda International P.L.C.	10,792	805,472
	Diageo P.L.C., Sponsored ADR	20,729	3,052,138
	Diageo P.L.C.	999	36,554
	Evraz P.L.C.	83,618	309,634
	Experian P.L.C.	123,602	4,317,431
	Ferguson P.L.C.	23,355	2,058,786
	Fresnillo P.L.C.	8,502	138,076
	G4S P.L.C.	102,680	190,753
	GlaxoSmithKline P.L.C., Sponsored ADR	190,460	7,679,347
	Halma P.L.C.	5,782	164,231
	Hargreaves Lansdown P.L.C.	46,044	1,044,956
	Hikma Pharmaceuticals P.L.C.	8,164	228,763
	HomeServe P.L.C.	29,783	515,600
	Howden Joinery Group P.L.C.	88,429	564,306
	Imperial Brands P.L.C.	190,420	3,172,549
#	InterContinental Hotels Group P.L.C., ADR	6,985	325,727
	International Consolidated Airlines Group SA	23,122	49,835
	Intertek Group P.L.C.	27,700	1,948,114
	ITV P.L.C.	401,798	296,293
	JD Sports Fashion P.L.C.	69,797	551,771
	London Stock Exchange Group P.L.C.	3,933	434,435
	Next P.L.C.	24,843	1,753,467
*	NMC Health P.L.C.	4,287	1,284
*	Persimmon P.L.C.	8,017	250,292
#	RELX P.L.C., Sponsored ADR	13,140	278,174
	RELX P.L.C.	57,560	1,211,763
	RELX P.L.C.	71,813	1,525,129
	Rentokil Initial P.L.C.	174,114	1,214,680
	Rightmove P.L.C.	159,472	1,150,884
	Rio Tinto P.L.C.	4,479	272,646
#	Rio Tinto P.L.C., Sponsored ADR	43,071	2,629,054
	Rolls-Royce Holdings P.L.C.	50,083	150,242
	Spirax-Sarco Engineering P.L.C.	7,219	964,711
	SSE P.L.C.	243,066	4,122,969
	St James's Place P.L.C.	131,176	1,604,366
#	Unilever P.L.C., Sponsored ADR	76,255	4,611,902
	Unilever P.L.C.	712	42,396
TOTAL UNITED KINGDOM			71,215,400
TOTAL COMMON STOCKS			543,105,441
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Fuchs Petrolub SE	2,571	112,270
	Henkel AG & Co. KGaA	256	25,171
	Sartorius AG	3,902	1,501,340
TOTAL GERMANY			1,638,781
RIGHTS/WARRANTS — (0.0%)
SPAIN — (0.0%)
*	Cellnex Telecom SA Rights 08/12/20	23,003	96,192
TOTAL INVESTMENT SECURITIES (Cost $451,809,735)			544,840,414

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	1,524,489	$17,639,864
TOTAL INVESTMENTS — (100.0%)
(Cost $469,444,827)^^			$562,480,278
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$713,277	$33,332,582	—	$34,045,859
Austria	—	427,783	—	427,783
Belgium	97,702	4,899,209	—	4,996,911
Canada	46,496,377	—	—	46,496,377
Denmark	—	11,006,911	—	11,006,911
Finland	—	6,291,387	—	6,291,387
France	153,838	50,837,910	—	50,991,748
Germany	859,182	45,359,447	—	46,218,629
Hong Kong	—	16,758,684	—	16,758,684
Ireland	—	2,651,339	—	2,651,339
Israel	682,020	1,207,725	—	1,889,745
Italy	1,384,009	8,352,886	—	9,736,895
Japan	—	126,495,487	—	126,495,487
Netherlands	11,576,638	9,555,549	—	21,132,187
New Zealand	—	2,089,982	—	2,089,982
Norway	—	3,514,740	—	3,514,740
Portugal	—	243,714	—	243,714
Singapore	—	4,246,601	—	4,246,601
Spain	—	12,394,346	—	12,394,346
Sweden	—	15,666,417	—	15,666,417
Switzerland	—	54,594,299	—	54,594,299
United Kingdom	25,138,243	46,077,157	—	71,215,400
Preferred Stocks
Germany	—	1,638,781	—	1,638,781
Rights/Warrants
Spain	—	96,192	—	96,192
Securities Lending Collateral	—	17,639,864	—	17,639,864
TOTAL	$87,101,286	$475,378,992	—	$562,480,278

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.9%)
AUSTRALIA — (6.8%)
*	3P Learning, Ltd.	20,996	$15,677
	Adairs, Ltd.	38,242	67,457
	ALS, Ltd.	91,219	553,028
	Altium, Ltd.	6,278	146,681
	Appen, Ltd.	14,347	365,438
	ARB Corp., Ltd.	17,529	239,893
	Asaleo Care, Ltd.	72,248	49,007
	Austal, Ltd.	44,904	106,034
#	Australian Ethical Investment, Ltd.	14,327	61,964
	Australian Finance Group, Ltd.	35,936	43,067
	Baby Bunting Group, Ltd.	16,608	41,216
	Bapcor, Ltd.	78,819	353,432
	Blackmores, Ltd.	3,583	179,983
	Bravura Solutions, Ltd.	58,889	175,666
	Breville Group, Ltd.	23,607	435,386
	BSA, Ltd.	40,239	9,516
	Carsales.com, Ltd.	51,057	667,473
*	Champion Iron, Ltd.	82,726	165,972
	Citadel Group, Ltd. (The)	11,619	29,997
#	City Chic Collective, Ltd.	27,481	66,971
#	Class, Ltd.	11,009	10,566
#	Clinuvel Pharmaceuticals, Ltd.	8,616	135,899
	Clover Corp., Ltd.	50,310	79,782
	Codan, Ltd.	29,274	170,829
	Collins Foods, Ltd.	26,555	179,518
#	Corporate Travel Management, Ltd.	18,469	115,541
	Costa Group Holdings, Ltd.	83,913	178,299
	Credit Corp. Group, Ltd.	15,433	207,639
	Data#3, Ltd.	32,737	132,191
	Dicker Data, Ltd.	9,707	52,617
	Domino's Pizza Enterprises, Ltd.	11,539	609,300
	Elders, Ltd.	23,029	168,401
	GUD Holdings, Ltd.	19,617	156,530
#	GWA Group, Ltd.	51,064	103,804
	Hansen Technologies, Ltd.	41,024	85,821
	HUB24, Ltd.	12,795	122,524
	IDP Education, Ltd.	4,683	44,353
	Iluka Resources, Ltd.	93,166	604,539
	Imdex, Ltd.	47,717	45,134
	Infomedia, Ltd.	103,163	136,165
	Inghams Group, Ltd.	77,027	181,509
	Integral Diagnostics, Ltd.	27,072	71,675
#	Integrated Research, Ltd.	30,886	89,686
#	InvoCare, Ltd.	36,939	251,770
	IPH, Ltd.	51,848	274,753
	IRESS, Ltd.	44,874	329,663
#	JB Hi-Fi, Ltd.	25,072	821,099
	Johns Lyng Group, Ltd.	22,819	39,256
#	Jumbo Interactive, Ltd.	9,248	71,605
	Kogan.com, Ltd.	14,152	168,360
	Lifestyle Communities, Ltd.	18,947	116,948
	Lovisa Holdings, Ltd.	9,281	41,948
	Lycopodium, Ltd.	3,350	10,759
*	Lynas Corp., Ltd.	177,822	285,860
*	Macquarie Telecom Group, Ltd.	1,743	56,239

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare, Ltd.	16,320	$103,029
	McPherson's, Ltd.	24,538	51,654
	Metcash, Ltd.	228,442	440,546
	MNF Group, Ltd.	6,344	24,664
	Moelis Australia, Ltd.	2,761	6,493
	Monadelphous Group, Ltd.	23,120	145,952
#*	nearmap, Ltd.	45,811	74,157
	Netwealth Group, Ltd.	23,135	198,682
	nib holdings, Ltd.	102,149	321,371
#	Nick Scali, Ltd.	16,734	87,519
	NRW Holdings, Ltd.	83,724	109,270
	Objective Corp., Ltd.	2,692	20,346
	OFX Group, Ltd.	60,218	53,318
	Orora, Ltd.	158,591	259,271
#	Over the Wire Holdings, Ltd.	4,517	12,306
*	Pact Group Holdings, Ltd.	53,173	79,796
	Pendal Group, Ltd.	51,914	214,572
	People Infrastructure, Ltd.	9,067	12,650
#	Perpetual, Ltd.	11,767	255,726
	Platinum Asset Management, Ltd.	71,391	189,788
#*	Praemium, Ltd.	79,053	24,634
	Pro Medicus, Ltd.	10,867	185,735
	PSC Insurance Group, Ltd.	13,241	23,685
	PWR Holdings, Ltd.	10,213	31,949
	Ramelius Resources, Ltd.	197,670	312,477
	Regis Healthcare, Ltd.	33,494	31,671
	Regis Resources, Ltd.	112,292	457,567
#	Resimac Group, Ltd.	18,763	13,437
#	Rhipe, Ltd.	12,218	16,355
#*	RPMGlobal Holdings, Ltd.	16,309	10,970
*	Saracen Mineral Holdings, Ltd.	247,697	1,079,696
#	SeaLink Travel Group, Ltd.	16,227	49,061
	Service Stream, Ltd.	75,546	96,331
#*	Seven West Media, Ltd.	153,225	10,836
*	Silver Lake Resources, Ltd.	63,862	114,305
	SmartGroup Corp., Ltd.	25,725	110,667
	St Barbara, Ltd.	59,254	145,576
	Steadfast Group, Ltd.	194,475	466,515
	Super Retail Group, Ltd.	17,955	113,484
	Technology One, Ltd.	59,041	354,304
*	Westgold Resources, Ltd.	32,522	55,914
TOTAL AUSTRALIA			16,290,719
AUSTRIA — (0.9%)
	ANDRITZ AG	22,054	740,448
#	AT&S Austria Technologie & Systemtechnik AG	5,821	110,096
*	DO & CO AG	2,039	105,138
#	Oesterreichische Post AG	9,331	298,560
*	Palfinger AG	3,871	106,216
#	Rosenbauer International AG	731	27,053
#*	S&T AG	11,967	324,527
*	Telekom Austria AG	48,526	364,319
TOTAL AUSTRIA			2,076,357
BELGIUM — (1.0%)
*	AGFA-Gevaert NV	48,528	196,740
	Atenor	870	59,517
*	bpost SA	3,966	25,797

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Colruyt SA	745	$43,267
	Fagron	16,822	376,206
*	Kinepolis Group NV	3,708	131,878
	Lotus Bakeries NV	79	261,539
	Melexis NV	3,869	331,675
	Orange Belgium SA	7,053	118,093
	Proximus SADP	14,883	306,158
	Recticel SA	10,529	106,611
	Resilux	219	32,353
*	Sioen Industries NV	1,464	30,029
	TER Beke SA	113	13,244
*	Tessenderlo Group SA	7,083	210,363
*	Van de Velde NV	1,365	30,710
TOTAL BELGIUM			2,274,180
CANADA — (9.8%)
	AirBoss of America Corp.	2,900	53,282
*	Alacer Gold Corp.	62,449	482,547
*	Almonty Industries, Inc.	12,000	5,734
	Altus Group, Ltd.	10,149	323,234
	Andrew Peller, Ltd., Class A	8,000	50,289
*	Aritzia, Inc.	21,226	280,964
#*	ATS Automation Tooling Systems, Inc.	18,157	235,053
	B2Gold Corp.	49,197	340,847
#	Badger Daylighting, Ltd.	9,038	195,476
	Bird Construction, Inc.	10,300	52,751
	Boralex, Inc., Class A	20,856	544,036
	CAE, Inc.	17,194	256,706
	Calian Group, Ltd.	2,303	101,872
#	Canacol Energy, Ltd.	33,408	87,545
#*	Canada Goose Holdings, Inc.	7,500	166,916
#*	Canada Goose Holdings, Inc.	5,600	124,768
	CI Financial Corp.	51,572	708,829
#	Cineplex, Inc.	14,789	88,329
#	Clearwater Seafoods, Inc.	4,851	21,368
	Cogeco Communications, Inc.	3,114	237,366
	Cogeco, Inc.	1,500	91,280
	Colliers International Group, Inc.	8,919	482,423
#	Computer Modelling Group, Ltd.	25,656	94,813
	Corby Spirit and Wine, Ltd.	2,600	31,368
*	CRH Medical Corp.	17,865	41,880
*	Descartes Systems Group, Inc. (The)	5,924	333,699
	Dundee Precious Metals, Inc.	28,400	214,148
#*	Endeavour Mining Corp.	20,300	546,961
	Enghouse Systems, Ltd.	10,214	578,853
*	Equinox Gold Corp.	5,200	61,999
*	Equinox Gold Corp.	26,010	311,340
*	ERO Copper Corp.	17,559	211,319
	Evertz Technologies, Ltd.	6,300	58,652
#	Extendicare, Inc.	22,325	93,670
	Fiera Capital Corp.	19,381	149,758
	Finning International, Inc.	29,763	424,408
#*	First Majestic Silver Corp.	27,600	368,426
	First National Financial Corp.	3,437	88,552
*	GDI Integrated Facility Services, Inc.	2,311	52,416
	Gibson Energy, Inc.	39,180	645,273
#	Gildan Activewear, Inc.	24,198	429,756
#	goeasy, Ltd.	1,930	80,964
*	Great Canadian Gaming Corp.	13,827	274,383

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	HLS Therapeutics, Inc.	4,400	$58,275
*	IBI Group, Inc.	3,700	15,635
	Information Services Corp.	2,603	34,339
#	Innergex Renewable Energy, Inc.	31,440	539,629
#	Intertape Polymer Group, Inc.	15,246	182,117
	Jamieson Wellness, Inc.	11,906	342,749
	K-Bro Linen, Inc.	3,004	63,020
*	Kinaxis, Inc.	6,150	933,898
	Labrador Iron Ore Royalty Corp.	16,700	319,924
	Lassonde Industries, Inc., Class A	600	73,373
	Leon's Furniture, Ltd.	2,430	24,292
	Logistec Corp., Class B	800	19,799
	Maple Leaf Foods, Inc.	19,602	431,128
#	Morneau Shepell, Inc.	17,800	413,023
	New Look Vision Group, Inc.	100	2,202
	Norbord, Inc.	11,100	360,981
	North West Co., Inc. (The)	13,476	299,813
#	Northland Power, Inc.	10,652	291,857
	Parkland Corp.	19,601	516,128
	Pason Systems, Inc.	19,350	92,311
*	Photon Control, Inc.	26,632	46,128
	Pivot Technology Solutions, Inc.	8,500	11,296
*	Points International, Ltd.	3,500	32,558
*	Points International, Ltd.	1,144	10,582
#	Pollard Banknote, Ltd.	3,400	40,284
#	Premium Brands Holdings Corp.	8,550	603,980
*	Pretium Resources, Inc.	39,533	374,832
*	Pulse Seismic, Inc.	15,400	10,348
*	Real Matters, Inc.	18,438	410,207
	Recipe Unlimited Corp.	4,300	31,300
	Richelieu Hardware, Ltd.	13,797	341,976
#	Rogers Sugar, Inc.	20,900	74,428
*	Roxgold, Inc.	73,110	90,606
*	Sandstorm Gold, Ltd.	24,800	238,844
*	Sandstorm Gold, Ltd.	21,300	204,906
#	Savaria Corp.	8,400	84,850
	Sleep Country Canada Holdings, Inc.	14,649	210,092
*	Spin Master Corp.	7,140	133,157
#*	SSR Mining, Inc.	24,500	587,144
#*	SSR Mining, Inc.	6,815	163,560
	Stantec, Inc.	24,160	777,586
#	Stelco Holdings, Inc.	3,930	22,651
#	Stella-Jones, Inc.	12,978	394,151
*	SunOpta, Inc.	2,100	13,765
#	Superior Plus Corp.	41,856	364,672
*	TeraGo, Inc.	1,900	8,497
	TerraVest Industries, Inc.	2,300	26,272
	TFI International, Inc.	21,953	952,561
*	Torex Gold Resources, Inc.	14,200	249,026
#	Toromont Industries, Ltd.	17,443	950,904
	Wall Financial Corp.	2,300	31,938
*	Wesdome Gold Mines Ltd.	36,700	375,644
#	Westshore Terminals Investment Corp.	11,441	146,830
	Winpak, Ltd.	7,847	275,051
TOTAL CANADA			23,329,372
CHINA — (0.2%)
*	China Display Optoelectronics Technology Holdings, Ltd.	144,000	8,304
	CITIC Telecom International Holdings, Ltd.	312,000	99,039

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Leyou Technologies Holdings, Ltd.	285,000	$112,610
	SITC International Holdings Co., Ltd.	331,000	332,047
	TK Group Holdings, Ltd.	56,000	15,100
TOTAL CHINA			567,100
DENMARK — (2.3%)
	Ambu A.S., Class B	5,314	185,531
#*	Netcompany Group A.S.	6,268	453,059
*	Nilfisk Holding A.S.	2,847	38,919
	Pandora A.S.	30,013	1,908,865
*	Royal Unibrew A.S.	14,823	1,499,610
#	RTX A.S.	2,029	75,351
	SimCorp A.S.	12,225	1,427,451
TOTAL DENMARK			5,588,786
FINLAND — (2.1%)
	Alma Media Oyj	7,507	65,321
*	Caverion Oyj	23,382	174,177
*	F-Secure Oyj	15,402	53,653
*	Huhtamaki Oyj	1,913	85,274
	Kamux Corp.	3,666	36,765
	Kesko Oyj, Class A	9,456	192,591
	Kesko Oyj, Class B	30,572	648,249
	Lassila & Tikanoja Oyj	4,575	70,268
	Metso Outotec Oyj	25,567	165,007
	Olvi Oyj, Class A	2,611	130,182
	Oriola Oyj, Class A	5,470	12,999
	Oriola Oyj, Class B	19,499	42,385
	Orion Oyj, Class A	6,336	275,926
	Orion Oyj, Class B	26,317	1,148,186
#	Ponsse Oyj	2,688	79,491
*	QT Group Oyj	1,754	58,230
	Sanoma Oyj	15,828	177,313
	Tikkurila Oyj	8,580	139,377
	Tokmanni Group Corp.	10,934	205,135
	Uponor Oyj	9,152	153,280
	Vaisala Oyj, Class A	5,135	188,446
#	Valmet Oyj	30,958	867,329
TOTAL FINLAND			4,969,584
FRANCE — (4.0%)
	Akka Technologies	3,066	63,835
	Albioma SA	5,819	260,138
*	Alten SA	5,989	469,561
	Aubay	2,001	78,414
*	Bastide le Confort Medical	726	32,780
	Bigben Interactive	3,469	56,933
	Boiron SA	982	38,578
*	Cegedim SA	1,355	43,634
	Cie Plastic Omnium SA	10,854	218,456
*	Claranova SADIR	2,289	14,551
	Devoteam SA	1,294	148,574
#*	Faurecia SE	12,420	479,632
	Gaztransport Et Technigaz SA	5,936	551,934
	Guerbet	970	34,312
*	ID Logistics Group	627	136,939
	Infotel SA	356	15,883
*	Ingenico Group SA	13,599	2,200,772

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Ipsen SA	5,550	$532,258
#*	JCDecaux SA	16,146	273,114
	Kaufman & Broad SA	3,850	166,220
#*	Lagardere SCA	16,996	258,568
	Lectra	6,472	136,614
	Linedata Services	871	24,354
	LNA Sante SA	1,447	87,309
*	Metropole Television SA	5,553	67,063
	Robertet SA	116	126,426
#	SEB SA	2,290	378,129
	Seche Environnement SA	494	18,775
	Societe pour l'Informatique Industrielle	2,187	48,733
*	SOITEC	5,735	679,801
	Somfy SA	1,955	235,729
*	Sopra Steria Group	3,038	453,646
	SPIE SA	20,035	326,133
*	Stef SA	832	63,827
#*	Technicolor SA	1,107	3,446
	Thermador Groupe	610	40,833
	Trigano SA	1,989	227,016
	Union Financiere de France BQE SA	607	11,100
	Valeo SA	13,605	349,137
*	Virbac SA	726	158,500
TOTAL FRANCE			9,511,657
GERMANY — (5.6%)
	7C Solarparken AG	3,762	15,695
	All for One Group SE	457	23,409
*	Allgeier SE	1,109	56,980
*	Amadeus Fire AG	681	78,695
	Atoss Software AG	942	114,187
	Basler AG	1,509	104,867
	Bechtle AG	7,619	1,482,828
	bet-at-home.com AG	1,082	41,946
	CANCOM SE	8,499	511,135
*	CENIT AG	2,561	29,481
	Cewe Stiftung & Co. KGAA	1,579	177,643
	CompuGroup Medical SE & Co. KgaA	5,846	510,275
*	CTS Eventim AG & Co. KGaA	14,305	567,844
	Dermapharm Holding SE	2,786	140,915
	Dr Hoenle AG	1,077	58,098
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,304	227,874
	Energiekontor AG	1,600	48,928
#*	Evotec SE	28,193	745,918
*	Fielmann AG	6,622	482,472
	First Sensor AG	1,540	71,647
	Fuchs Petrolub SE	7,669	261,170
	Gerresheimer AG	7,285	838,058
	GFT Technologies SE	2,327	28,860
*	GRENKE AG	2,144	162,400
	Hamburger Hafen und Logistik AG	6,206	107,185
	Hawesko Holding AG	669	30,719
	Hochtief AG	3,798	310,106
	Hugo Boss AG	14,751	401,818
*	Hypoport SE	855	401,122
*	Instone Real Estate Group AG	9,471	242,748
	KWS Saat SE & Co., KGaA	1,485	115,058
	LPKF Laser & Electronics AG	3,833	99,220
	New Work SE	795	261,693

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Nexus AG	3,982	$198,480
*	OHB SE	1,179	56,216
	Pfeiffer Vacuum Technology AG	547	109,718
*	ProSiebenSat.1 Media SE	53,086	551,015
	PSI Software AG	1,115	27,791
*	PVA TePla AG	2,142	27,163
	Rational AG	289	171,653
*	Schaltbau Holding AG	323	10,148
	Scout24 AG	5,682	488,410
	Secunet Security Networks AG	276	65,271
	Siltronic AG	4,725	431,061
*	Sixt SE	3,091	228,708
	Software AG	6,073	282,311
	Stabilus SA	6,287	316,455
	STRATEC SE	1,450	169,982
#	Stroeer SE & Co. KGaA	6,860	469,730
#*	Thyssenkrupp AG	39,893	310,085
	Traffic Systems SE	907	34,421
#*	Varta AG	3,773	423,187
*	Washtec AG	3,278	135,238
TOTAL GERMANY			13,258,037
HONG KONG — (1.6%)
*	Brightoil Petroleum Holdings, Ltd.	408,000	14,809
	Cafe de Coral Holdings, Ltd.	100,000	200,416
*	Camsing International Holding, Ltd.	80,000	2,245
	CMBC Capital Holdings, Ltd.	3,020,000	54,508
#	Convenience Retail Asia, Ltd.	132,000	62,989
	Fairwood Holdings, Ltd.	25,500	54,635
#*	FIT Hon Teng, Ltd.	144,000	69,554
#*	Gold-Finance Holdings, Ltd.	214,000	373
	HKBN, Ltd.	137,000	253,079
	Hypebeast, Ltd.	147,500	13,166
	International Housewares Retail Co., Ltd.	77,000	21,961
	Karrie International Holdings, Ltd.	126,000	18,062
	Lifestyle International Holdings, Ltd.	131,500	106,644
	L'Occitane International SA	87,000	146,331
	Man Wah Holdings, Ltd.	391,600	444,768
	Melco International Development, Ltd.	158,000	298,273
	MGM China Holdings, Ltd.	159,200	198,391
	Pacific Textiles Holdings, Ltd.	237,000	110,769
	PCCW, Ltd.	184,000	103,731
	Perfect Shape Medical, Ltd.	104,000	40,192
*	Rare Earth Magnesium Technology Group Holdings, Ltd.	40,000	443
	Regina Miracle International Holdings, Ltd.	72,000	20,714
	Sa Sa International Holdings, Ltd.	303,317	43,917
	SmarTone Telecommunications Holdings, Ltd.	72,500	37,863
	SUNeVision Holdings, Ltd.	174,000	130,065
#*	TOM Group, Ltd.	96,000	17,041
	Tradelink Electronic Commerce, Ltd.	178,000	20,449
	Union Medical Healthcare, Ltd.	36,000	19,052
	United Laboratories International Holdings, Ltd. (The)	164,000	153,068
	Valuetronics Holdings, Ltd.	68,930	28,674
	Vitasoy International Holdings, Ltd.	186,000	707,094
	VSTECS Holdings, Ltd.	86,000	50,552
	VTech Holdings, Ltd.	41,900	227,316
*	Zhaobangji Properties Holdings, Ltd.	560,000	80,932
TOTAL HONG KONG			3,752,076

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
INDIA — (0.0%)
	Rhi Magnesita NV	2,062	$65,465
IRELAND — (0.4%)
*	Datalex P.L.C.	12,438	3,663
*	FBD Holdings P.L.C.	6,766	52,982
	Glanbia P.L.C.	53,779	652,876
	Greencore Group P.L.C.	107,397	179,126
	Irish Continental Group P.L.C.	36,636	143,119
TOTAL IRELAND			1,031,766
ISRAEL — (1.2%)
	Arad, Ltd.	1,934	28,223
*	Arko Holdings, Ltd.	110,637	57,858
	AudioCodes, Ltd.	5,479	200,520
	Camtek, Ltd.	3,177	48,222
	Danel Adir Yeoshua, Ltd.	1,247	129,061
	Duniec Brothers, Ltd.	907	24,366
	Electra Consumer Products 1970, Ltd.	1,294	33,712
	Electra, Ltd.	424	196,189
#*	Energix-Renewable Energies, Ltd.	36,668	164,908
	FMS Enterprises Migun, Ltd.	1,774	44,478
	Formula Systems 1985, Ltd.	1,834	162,349
	Fox Wizel, Ltd.	2,359	88,100
*	Hamlet Israel-Canada, Ltd.	1,063	17,650
*	Hilan, Ltd.	4,016	180,682
	IDI Insurance Co., Ltd.	1,510	34,458
	Inrom Construction Industries, Ltd.	12,705	43,765
*	Kamada, Ltd.	5,134	42,555
	Kerur Holdings, Ltd.	1,337	41,292
*	Klil Industries, Ltd.	260	17,476
	Malam - Team, Ltd.	202	38,455
	Matrix IT, Ltd.	8,960	233,974
#	Maytronics, Ltd.	9,272	142,977
*	Nova Measuring Instruments, Ltd.	5,860	299,989
*	Novolog, Ltd.	40,640	37,253
	NR Spuntech Industries, Ltd.	4,823	13,972
	One Software Technologies, Ltd.	637	48,404
	OPC Energy, Ltd.	7,808	64,069
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,627	98,635
*	Shapir Engineering and Industry, Ltd.	4,267	31,550
#	Shikun & Binui, Ltd.	32,137	146,509
	Shufersal, Ltd.	18,345	129,189
	Tadiran Holdings, Ltd.	509	27,968
	Victory Supermarket Chain, Ltd.	841	20,417
TOTAL ISRAEL			2,889,225
ITALY — (3.6%)
	ACEA SpA	12,129	248,243
#*	Amplifon SpA	26,956	922,808
*	Arnoldo Mondadori Editore SpA	31,303	39,314
*	Autogrill SpA	28,150	134,637
	Azimut Holding SpA	26,755	509,719
*	B&C Speakers SpA	1,234	14,504
*	Banca Farmafactoring SpA	27,311	155,051
*	Banca Generali SpA	14,077	421,128
	Banca Mediolanum SpA	28,537	212,623
	BasicNet SpA	7,181	29,847
	Be Shaping The Future SpA	22,330	30,159

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Brunello Cucinelli SpA	7,681	$223,734
	Carel Industries SpA	5,620	106,138
#*	Carraro SpA	9,648	15,708
*	Cerved Group SpA	44,933	372,553
*	De' Longhi SpA	6,641	207,883
	DiaSorin SpA	6,049	1,193,169
#	Fiera Milano SpA	7,366	20,988
*	Freni Brembo SpA	31,622	286,411
	Gruppo MutuiOnline SpA	6,746	159,841
#*	IMA Industria Macchine Automatiche SpA	4,396	350,189
#*	Juventus Football Club SpA	114,950	121,836
*	MARR SpA	7,515	111,618
	Piaggio & C SpA	45,845	128,561
	Prysmian SpA	42,922	1,097,589
	RAI Way SpA	21,871	144,018
	Reply SpA	4,704	432,822
*	Salvatore Ferragamo SpA	15,415	207,543
	Sesa SpA	1,469	111,881
	SOL SpA	5,970	75,795
#*	Technogym SpA	25,405	216,265
*	Tinexta S.p.A.	4,924	84,243
*	Unieuro SpA	1,920	19,373
	Zignago Vetro SpA	6,112	95,839
TOTAL ITALY			8,502,030
JAPAN — (22.5%)
	A&D Co., Ltd.	5,500	32,700
	Abist Co., Ltd.	400	9,738
	Adastria Co., Ltd.	6,700	91,851
	Ad-sol Nissin Corp.	1,300	29,953
	Advance Create Co., Ltd.	1,900	34,132
	Advantage Risk Management Co., Ltd.	1,800	12,903
#*	Adventure, Inc.	900	25,860
	Aeon Delight Co., Ltd.	7,200	217,581
	Aeon Fantasy Co., Ltd.	2,500	32,330
	Aeon Hokkaido Corp.	5,600	39,718
#	Aeria, Inc.	2,700	11,137
#	Ai Holdings Corp.	9,200	122,384
	Aica Kogyo Co., Ltd.	8,500	273,056
	Ain Holdings, Inc.	6,200	394,554
	Ajis Co., Ltd.	1,000	22,220
	Akatsuki, Inc.	1,300	45,428
	Alleanza Holdings Co., Ltd.	3,200	41,763
#*	AlphaPolis Co., Ltd.	100	2,616
	Altech Corp.	5,870	97,995
	Amano Corp.	12,900	244,582
	Amuse, Inc.	2,900	51,218
	Anest Iwata Corp.	6,500	48,962
	Aoyama Zaisan Networks Co., Ltd.	2,300	33,343
	Apaman Co., Ltd.	3,000	14,735
	Arata Corp.	3,000	142,290
	Arcland Service Holdings Co., Ltd.	3,900	65,820
	Argo Graphics, Inc.	3,800	115,959
	Artiza Networks, Inc.	1,900	32,014
	ArtSpark Holdings, Inc.	1,500	10,733
#	As One Corp.	2,300	245,319
	Asahi Co., Ltd.	5,000	76,829
	Asahi Holdings, Inc.	9,100	317,055
	Asahi Net, Inc.	5,200	53,241

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asante, Inc.	1,100	$14,500
	ASKUL Corp.	5,900	178,776
	Asukanet Co., Ltd.	1,900	24,838
	Ateam, Inc.	2,300	18,295
#	Atom Corp.	24,900	174,929
*	Atrae, Inc.	1,200	30,096
#*	Aucnet, Inc.	2,800	30,218
#	Avant Corp.	5,800	54,503
	Axial Retailing, Inc.	3,900	164,861
	Baroque Japan, Ltd.	1,700	9,348
	BayCurrent Consulting, Inc.	4,400	532,974
*	Beaglee, Inc.	1,000	20,536
	Beenos, Inc.	2,800	31,151
	Belc Co., Ltd.	3,000	216,113
	Bell System24 Holdings, Inc.	8,800	143,335
	BeNEXT Group, Inc.	5,600	52,602
*	Bengo4.com, Inc.	1,400	123,460
	Bic Camera, Inc.	29,200	294,233
	B-Lot Co., Ltd.	2,200	11,633
	BML, Inc.	6,300	156,891
	Bourbon Corp.	2,000	36,942
	BP Castrol K.K.	2,300	22,862
	Br Holdings Corp.	6,000	34,182
#*	BrainPad, Inc.	1,000	37,048
	Broadleaf Co., Ltd.	24,000	127,748
*	Broadmedia Corp.	10,300	10,441
	BRONCO BILLY Co., Ltd.	2,300	42,056
#	Business Brain Showa-Ota, Inc.	2,200	26,927
#	Can Do Co., Ltd.	3,500	77,571
	Career Design Center Co., Ltd.	1,000	7,107
#	Casa, Inc.	2,300	22,160
	Central Automotive Products, Ltd.	2,800	56,409
	Central Security Patrols Co., Ltd.	2,500	77,029
	Central Sports Co., Ltd.	1,700	32,234
	Ceres, Inc.	1,300	14,564
*	Change, Inc.	1,900	161,641
	Charm Care Corp. KK	2,200	15,080
#	Chikaranomoto Holdings Co., Ltd.	1,900	10,260
	CHIMNEY Co., Ltd.	1,500	15,595
*	Choushimaru Co., Ltd.	1,300	11,129
	CMIC Holdings Co., Ltd.	3,100	35,727
	cocokara fine, Inc.	5,500	299,304
#	Colowide Co., Ltd.	16,400	183,906
	Computer Engineering & Consulting, Ltd.	7,900	113,485
	Computer Institute of Japan, Ltd.	4,800	34,989
	Comture Corp.	6,000	158,535
	CONEXIO Corp.	3,900	47,353
	Core Corp.	2,000	22,704
	Cota Co., Ltd.	3,460	36,467
#	Create Restaurants Holdings, Inc.	20,400	98,992
	Create SD Holdings Co., Ltd.	8,700	312,328
	Creek & River Co., Ltd.	2,400	25,125
	Cresco, Ltd.	3,900	48,498
	CTS Co., Ltd.	6,800	48,755
	Cube System, Inc.	1,300	11,590
*	Curves Holdings Co., Ltd.	9,500	46,181
	Cyber Com Co., Ltd.	1,300	21,491
	Cybernet Systems Co., Ltd.	4,400	26,350
	Cyberstep, Inc.	1,400	12,009

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cybozu, Inc.	6,800	$201,521
	Daihen Corp.	4,900	180,594
	Dai-Ichi Cutter Kogyo K.K.	1,000	22,061
	Daiichikosho Co., Ltd.	9,200	247,936
	Daiken Medical Co., Ltd.	3,200	16,847
#	Daiki Axis Co., Ltd.	1,100	7,756
	Daikokutenbussan Co., Ltd.	1,600	90,823
#	Daio Paper Corp.	4,200	57,037
	Daiohs Corp.	1,200	10,692
	Daiseki Co., Ltd.	11,100	238,945
#	Daiseki Eco. Solution Co., Ltd.	2,300	13,941
	Daito Pharmaceutical Co., Ltd.	2,700	80,087
	Daitron Co., Ltd.	1,200	15,692
	Daiwabo Holdings Co., Ltd.	4,500	327,132
#	DD Holdings Co., Ltd.	3,000	16,576
	Dear Life Co., Ltd.	5,900	26,611
	Delica Foods Holdings Co., Ltd.	1,600	9,361
#	Densan System Co., Ltd.	1,900	75,169
*	Descente, Ltd.	500	8,110
	Dexerials Corp.	14,500	132,036
	Digital Arts, Inc.	3,000	248,729
	Digital Garage, Inc.	8,700	291,202
	Digital Hearts Holdings Co., Ltd.	2,800	21,800
	Digital Information Technologies Corp.	2,800	32,899
	Dip Corp.	8,100	152,434
	DKS Co., Ltd.	1,800	75,989
	DMG Mori Co., Ltd.	34,300	368,364
#	Double Standard, Inc.	600	31,667
*	Drecom Co., Ltd.	2,600	17,554
	DTS Corp.	10,200	195,184
#	Dvx, Inc.	1,700	14,306
	Earth Corp.	4,400	302,184
	EAT&Co, Ltd.	600	9,669
	Ebara Jitsugyo Co., Ltd.	2,200	59,644
	Ebase Co., Ltd.	5,900	84,396
*	eBook Initiative Japan Co., Ltd.	1,100	39,083
	Eco's Co., Ltd.	2,500	52,741
	EF-ON, Inc.	2,719	14,701
	eGuarantee, Inc.	6,600	149,019
	E-Guardian, Inc.	2,300	64,930
	Eiken Chemical Co., Ltd.	6,900	122,715
	Elan Corp.	2,400	40,508
	Elecom Co., Ltd.	5,000	249,618
	Enigmo, Inc.	5,600	71,858
	en-japan, Inc.	8,700	209,501
#	Entrust, Inc.	2,000	15,860
	EPS Holdings, Inc.	8,300	71,423
	ES-Con Japan, Ltd.	8,800	57,633
	Escrow Agent Japan, Inc.	3,500	9,576
	eSOL Co., Ltd.	1,800	18,139
	Extreme Co., Ltd.	400	5,117
	F&M Co., Ltd.	1,900	22,687
	FAN Communications, Inc.	12,800	51,316
*	FDK Corp.	3,600	28,299
#*	FFRI Security, Inc.	1,700	35,016
	Fibergate, Inc.	1,800	34,527
	Financial Products Group Co., Ltd.	16,100	72,329
	FINDEX, Inc.	2,300	20,552
#	First-corp, Inc.	1,200	6,440

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fixstars Corp.	4,000	$40,704
	Focus Systems Corp.	3,100	22,658
#	Forval Corp.	1,800	16,901
	France Bed Holdings Co., Ltd.	4,900	37,523
	Freebit Co., Ltd.	2,100	14,877
	FTGroup Co., Ltd.	2,600	29,980
	Fuji Corp.	16,000	282,654
	Fuji Corp.	1,300	23,950
	Fuji Kyuko Co., Ltd.	5,600	149,611
	Fuji Seal International, Inc.	11,500	204,360
	Fuji Soft, Inc.	6,700	302,275
	Fujibo Holdings, Inc.	2,300	67,089
	Fujimori Kogyo Co., Ltd.	2,600	83,772
#	Fujio Food Group, Inc.	4,400	48,735
	Fukuda Denshi Co., Ltd.	2,300	156,354
	Fukui Computer Holdings, Inc.	2,600	60,101
	Fukushima Galilei Co., Ltd.	3,100	100,257
	FULLCAST Holdings Co., Ltd.	5,400	62,273
	Funai Soken Holdings, Inc.	9,130	192,509
	Furuya Metal Co., Ltd.	500	33,168
	Furyu Corp.	3,000	25,960
	Fuso Chemical Co., Ltd.	4,500	173,300
	Future Corp.	5,500	92,151
	G-7 Holdings, Inc.	3,600	91,243
#*	GA Technologies Co., Ltd.	500	30,153
	Gakken Holdings Co., Ltd.	4,900	62,634
	Gakkyusha Co., Ltd.	1,800	17,314
	Gakujo Co., Ltd.	3,500	29,491
	GCA Corp.	6,600	35,298
	Genki Sushi Co., Ltd.	1,700	31,082
	Genky DrugStores Co., Ltd.	1,700	59,415
	Giken, Ltd.	4,400	160,501
	GLOBERIDE, Inc.	2,100	37,903
	Glory, Ltd.	7,400	161,308
#	GMO Cloud K.K.	1,300	89,818
	GMO Financial Holdings, Inc.	10,300	63,693
	GMO Pepabo, Inc.	500	19,226
	Golf Digest Online, Inc.	2,100	8,612
	Good Com Asset Co., Ltd.	1,500	21,270
	Grace Technology, Inc.	2,000	104,395
	GungHo Online Entertainment, Inc.	14,300	262,911
	Gurunavi, Inc.	8,200	35,277
	H.U. Group Holdings, Inc.	12,600	283,529
	HABA Laboratories, Inc.	800	29,791
	Hagihara Industries, Inc.	2,400	30,450
	Hakuyosha Co., Ltd.	500	12,232
	Halows Co., Ltd.	1,900	64,530
	Hamakyorex Co., Ltd.	4,300	128,153
	Hamee Corp.	1,100	20,736
#	Handsman Co., Ltd.	1,800	25,827
	Hazama Ando Corp.	43,200	230,953
	Hibino Corp.	1,000	9,309
	Hiday Hidaka Corp.	6,574	91,410
	Hinokiya Group Co., Ltd.	1,400	19,310
	Hioki EE Corp.	2,700	87,865
	Hirose Tusyo, Inc.	400	7,468
#	HIS Co., Ltd.	8,800	103,677
	Hito Communications Holdings, Inc.	1,300	11,770
	Hochiki Corp.	3,000	30,624

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuetsu Industries Co., Ltd.	6,100	$62,379
	Hokuto Corp.	6,500	128,453
	Honeys Holdings Co., Ltd.	3,600	35,081
	Hosokawa Micron Corp.	1,500	78,251
	Hotland Co., Ltd.	2,400	21,482
	House Do Co., Ltd.	1,000	7,264
	I K K, Inc.	2,000	8,883
#	IBJ, Inc.	5,800	31,360
	Ichibanya Co., Ltd.	4,064	179,242
	Ichigo, Inc.	69,300	162,493
	Ichikoh Industries, Ltd.	7,000	29,834
	Ichimasa Kamaboko Co., Ltd.	1,900	17,364
	ID Holdings Corp.	2,100	29,200
	Idec Corp.	8,300	134,022
	IDOM, Inc.	18,200	83,707
	Ihara Science Corp.	1,700	22,594
	Imuraya Group Co., Ltd.	2,700	57,013
	I-Net Corp.	3,440	47,757
	Infocom Corp.	6,000	191,214
	Infomart Corp.	45,000	279,438
	Information Services International-Dentsu, Ltd.	2,900	152,290
#	Insource Co., Ltd.	3,400	67,421
	Intage Holdings, Inc.	7,400	60,336
	Intelligent Wave, Inc.	3,700	27,502
#	Inter Action Corp.	2,500	39,363
	Internet Initiative Japan, Inc.	6,500	230,746
	IR Japan Holdings, Ltd.	2,000	220,886
	Iriso Electronics Co., Ltd.	4,700	142,002
#	I'rom Group Co., Ltd.	1,400	27,649
	ISB Corp.	1,100	23,097
	Itfor, Inc.	8,300	55,443
	ITmedia, Inc.	2,700	46,043
*	Itokuro, Inc.	1,600	16,072
	Iwatani Corp.	8,900	314,338
	JAC Recruitment Co., Ltd.	5,700	52,544
	Japan Aviation Electronics Industry, Ltd.	8,100	102,526
	Japan Best Rescue System Co., Ltd.	4,500	31,198
	Japan Elevator Service Holdings Co., Ltd.	5,800	192,634
	Japan Lifeline Co., Ltd.	14,500	179,737
	Japan Material Co., Ltd.	16,600	252,726
	Japan Medical Dynamic Marketing, Inc.	4,300	63,343
	Japan Property Management Center Co., Ltd.	4,300	48,843
	Jastec Co., Ltd.	1,300	13,403
	JBCC Holdings, Inc.	3,900	57,660
	JCU Corp.	5,600	167,061
	Jeol, Ltd.	9,200	257,380
	JFE Systems, Inc.	400	13,443
*	JIG-SAW, Inc.	600	27,647
	JINS Holdings, Inc.	4,400	298,678
	JM Holdings Co., Ltd.	2,800	97,473
	JP-Holdings, Inc.	12,900	30,712
#	Kadoya Sesame Mills, Inc.	600	21,144
	Kakiyasu Honten Co., Ltd.	3,000	69,534
	Kamakura Shinsho, Ltd.	6,800	49,451
	Kameda Seika Co., Ltd.	3,000	149,803
	Kanamic Network Co., Ltd.	7,000	59,509
	Kanematsu Electronics, Ltd.	3,400	130,506
	Kanto Denka Kogyo Co., Ltd.	11,100	86,916
*	Kappa Create Co., Ltd.	5,300	64,102

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Katitas Co., Ltd.	9,700	$221,903
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,700	38,595
	KeePer Technical Laboratory Co., Ltd.	1,500	21,725
	Kenedix, Inc.	57,000	259,251
	Kenko Mayonnaise Co., Ltd.	2,100	34,872
	KFC Holdings Japan, Ltd.	4,400	111,229
#	KH Neochem Co., Ltd.	9,400	171,895
	Kintetsu Department Store Co., Ltd.	2,000	47,198
	Kintetsu World Express, Inc.	3,000	51,288
	Kirindo Holdings Co., Ltd.	2,400	61,740
	Ki-Star Real Estate Co., Ltd.	1,600	26,955
#	Kitanotatsujin Corp.	12,300	54,659
	Kito Corp.	4,300	45,199
	Kitz Corp.	18,500	116,952
*	KLab, Inc.	7,200	43,289
	KOMEDA Holdings Co., Ltd.	13,200	207,385
	Kondotec, Inc.	3,100	32,895
	Konoshima Chemical Co., Ltd.	1,100	7,158
	Koshidaka Holdings Co., Ltd.	9,500	29,981
#	Kotobuki Spirits Co., Ltd.	5,200	155,533
	Kourakuen Holdings Corp.	2,800	36,932
	Kozo Keikaku Engineering, Inc.	1,500	35,590
	Kura Sushi, Inc.	2,800	115,866
	Kushikatsu Tanaka Holdings Co.	300	3,287
	Kyoritsu Maintenance Co., Ltd.	7,420	205,657
	Kyudenko Corp.	10,400	294,774
	LAC Co., Ltd.	2,200	21,844
	Lacto Japan Co., Ltd.	1,400	45,712
*	LAND Co., Ltd.	162,800	13,893
	LEC, Inc.	5,800	84,304
	Life Corp.	4,900	228,045
	LIFULL Co., Ltd.	20,200	77,550
#	Like Co., Ltd.	1,800	28,431
	Linical Co., Ltd.	2,500	18,263
	Link And Motivation, Inc.	11,400	33,262
*	Litalico, Inc.	2,100	40,804
*	M&A Capital Partners Co., Ltd.	4,700	171,270
	Macromill, Inc.	2,700	18,029
	Maeda Kosen Co., Ltd.	5,700	136,997
	MarkLines Co., Ltd.	3,000	65,226
	Maruha Nichiro Corp.	8,300	159,501
	Marumae Co., Ltd.	1,400	12,840
	Maruwa Co., Ltd.	2,200	189,635
	Maruwa Unyu Kikan Co., Ltd.	5,100	172,572
	Marvelous, Inc.	8,500	52,225
#	Matching Service Japan Co., Ltd.	2,000	15,076
	Matsuyafoods Holdings Co., Ltd.	2,000	60,909
	MCJ Co., Ltd.	17,000	146,821
	MEC Co., Ltd.	3,900	70,700
	Media Do Co., Ltd.	900	50,969
*	Medical & Biological Laboratories Co., Ltd.	600	16,479
*	Medical Data Vision Co., Ltd.	4,900	65,376
	Medical System Network Co., Ltd.	5,500	24,396
	Megachips Corp.	4,400	84,844
	Megmilk Snow Brand Co., Ltd.	11,600	262,849
	Meidensha Corp.	8,000	119,304
	Meiko Electronics Co., Ltd.	5,600	68,225
#	Meiko Network Japan Co., Ltd.	4,100	27,123
	Meitec Corp.	6,400	297,869

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Melco Holdings, Inc.	1,500	$37,366
#	Members Co., Ltd.	1,000	12,229
	Menicon Co., Ltd.	6,900	335,710
*	Metaps, Inc.	1,900	13,688
	METAWATER Co., Ltd.	2,800	121,755
	Mie Kotsu Group Holdings, Inc.	11,100	45,127
	Milbon Co., Ltd.	7,660	349,525
	Mimasu Semiconductor Industry Co., Ltd.	4,200	90,704
	Ministop Co., Ltd.	4,500	61,620
	Miroku Jyoho Service Co., Ltd.	4,700	94,583
	Mitani Corp.	1,900	117,838
	Mitani Sekisan Co., Ltd.	2,300	118,892
	Mitsubishi Logisnext Co., Ltd.	8,300	71,543
	Mitsubishi Research Institute, Inc.	2,000	80,202
	Mitsui High-Tec, Inc.	6,200	85,074
	Mizuho Medy Co., Ltd.	1,000	10,279
#*	Mobile Factory, Inc.	1,000	10,706
	Monogatari Corp. (The)	1,300	88,982
	Morinaga Milk Industry Co., Ltd.	6,800	317,420
	Morita Holdings Corp.	7,700	133,449
	Morningstar Japan KK	5,700	21,741
	Morozoff, Ltd.	500	24,472
	MTI, Ltd.	7,300	56,442
#	m-up Holdings, Inc.	1,600	33,797
	N Field Co., Ltd.	2,600	10,720
	NAC Co., Ltd.	2,300	18,941
	Nagatanien Holdings Co., Ltd.	2,700	53,630
	Nagawa Co., Ltd.	1,400	100,151
	Naigai Trans Line, Ltd.	1,400	12,746
	Nakamoto Packs Co., Ltd.	400	5,689
	Nakanishi, Inc.	16,800	265,504
	Natori Co., Ltd.	2,300	37,839
	NEOJAPAN, Inc.	1,000	22,105
#	New Art Holdings Co., Ltd.	3,290	18,878
	Nextage Co., Ltd.	5,000	44,777
	Nexyz Group Corp.	1,800	13,189
	NF Corp.	1,000	15,561
	NFC Holdings, Inc.	900	21,114
	Nichias Corp.	14,000	302,759
	Nichiha Corp.	6,300	127,925
	NichiiGakkan Co., Ltd.	10,500	153,521
	Nihon Chouzai Co., Ltd.	3,200	47,750
	Nihon Dengi Co., Ltd.	800	26,399
	Nihon Flush Co., Ltd.	4,800	65,432
	Niitaka Co., Ltd.	500	14,111
	Nippon Air Conditioning Services Co., Ltd.	5,100	35,111
	Nippon Aqua Co., Ltd.	3,900	22,694
	Nippon Carbon Co., Ltd.	3,100	92,960
#	Nippon Computer Dynamics Co., Ltd.	1,900	9,415
	Nippon Concept Corp.	1,100	12,271
	Nippon Gas Co., Ltd.	9,500	445,931
#	Nippon Parking Development Co., Ltd., Class C	52,400	60,313
*	Nippon Sharyo, Ltd.	2,300	51,420
	Nippon Suisan Kaisha, Ltd.	66,500	278,990
	Nippon Systemware Co., Ltd.	1,600	27,779
	Nipro Corp.	33,400	357,620
	Nissei ASB Machine Co., Ltd.	2,000	50,757
	Nissin Electric Co., Ltd.	10,900	102,124
	Nisso Corp.	3,600	18,828

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nitto Kogyo Corp.	3,300	$53,684
	Nittoc Construction Co., Ltd.	4,800	32,862
	Noevir Holdings Co., Ltd.	5,100	211,050
	Nohmi Bosai, Ltd.	5,300	102,205
	Nojima Corp.	7,100	178,008
	Nomura Co., Ltd.	19,600	125,269
	NS Tool Co., Ltd.	2,200	52,184
	NSD Co., Ltd.	18,100	329,145
	Oat Agrio Co., Ltd.	400	3,758
	Obara Group, Inc.	3,800	122,238
	Oenon Holdings, Inc.	11,500	43,566
	Ohba Co., Ltd.	2,300	13,996
	Ohsho Food Service Corp.	3,200	152,599
*	Oisix ra daichi, Inc.	5,900	119,378
	Okamoto Industries, Inc.	2,500	94,627
	Oki Electric Industry Co., Ltd.	19,800	175,727
	Okinawa Cellular Telephone Co.	3,100	124,104
#	Ootoya Holdings Co., Ltd.	1,500	39,575
#*	Open Door, Inc.	1,900	17,212
#	Optex Group Co., Ltd.	8,120	83,816
*	Optim Corp.	3,400	110,362
	Optorun Co., Ltd.	6,200	137,678
	Organo Corp.	1,600	80,788
#	Oriental Consultants Holdings Co., Ltd.	700	13,778
#	Oro Co., Ltd.	2,100	58,400
	Osaka Organic Chemical Industry, Ltd.	4,600	113,209
	Osaka Soda Co., Ltd.	700	15,114
	OSG Corp.	26,000	354,279
	Outsourcing, Inc.	28,200	155,942
	PAL GROUP Holdings Co., Ltd.	5,200	53,548
	PAPYLESS Co., Ltd.	1,400	34,690
	Paraca, Inc.	1,800	25,755
	Paramount Bed Holdings Co., Ltd.	5,000	213,165
#	Pasco Corp.	1,100	13,479
	Pasona Group, Inc.	5,000	58,778
	PCA Corp.	700	30,449
	PCI Holdings, Inc.	1,800	17,616
	Penta-Ocean Construction Co., Ltd.	71,300	374,785
#*	Pepper Food Service Co., Ltd.	2,500	9,713
	Phil Co., Inc.	400	5,712
#	PIA Corp.	1,400	32,937
	Pickles Corp.	800	20,072
	Pilot Corp.	8,700	241,761
	Poletowin Pitcrew Holdings, Inc.	6,900	58,915
	Premium Group Co., Ltd.	2,700	42,167
	Prestige International, Inc.	24,000	187,465
	Prima Meat Packers, Ltd.	6,900	184,336
	Pronexus, Inc.	3,800	40,316
*	Prored Partners Co., Ltd.	800	37,328
	Pro-Ship, Inc.	1,200	15,576
	Proto Corp.	5,900	58,231
*	QB Net Holdings Co., Ltd.	3,100	50,332
	Qol Holdings Co., Ltd.	5,400	52,687
	Quick Co., Ltd.	2,900	28,097
#	Raccoon Holdings, Inc.	3,500	38,773
	Raito Kogyo Co., Ltd.	11,400	158,370
	Rakus Co., Ltd.	8,900	205,492
	Relia, Inc.	11,300	119,609
	Renaissance, Inc.	3,800	27,086

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	RENOVA, Inc.	6,200	$62,407
	Resorttrust, Inc.	20,800	232,330
	Rheon Automatic Machinery Co., Ltd.	5,200	59,782
	Ride On Express Holdings Co., Ltd.	1,500	35,430
#	Ringer Hut Co., Ltd.	6,700	133,583
	Rion Co., Ltd.	1,300	23,978
	Riso Kyoiku Co., Ltd.	28,800	82,450
	Rock Field Co., Ltd.	3,300	38,135
	Rokko Butter Co., Ltd.	3,200	46,765
	Rorze Corp.	2,600	133,682
#	Round One Corp.	17,800	105,941
	Royal Holdings Co., Ltd.	7,000	98,897
#*	Royal Hotel, Ltd. (The)	400	4,370
#*	Rozetta Corp.	1,300	41,946
	RS Technologies Co., Ltd.	2,000	75,699
	S&B Foods, Inc.	800	33,228
	Sagami Rubber Industries Co., Ltd.	2,000	30,758
	Saison Information Systems Co., Ltd.	1,200	24,301
	Saizeriya Co., Ltd.	6,900	107,515
	Sakai Moving Service Co., Ltd.	3,000	128,191
	Sakura Internet, Inc.	8,800	44,149
#*	Sanix, Inc.	9,100	20,315
	Sanken Electric Co., Ltd.	5,800	111,680
	Sankyo Frontier Co., Ltd.	1,100	34,620
	Sanwa Holdings Corp.	34,800	298,238
	Sanyo Trading Co., Ltd.	2,400	20,519
	Sapporo Holdings, Ltd.	14,800	254,871
	Sato Foods Co., Ltd.	600	22,170
	Sato Holdings Corp.	6,400	132,906
	SB Technology Corp.	2,500	76,787
	SBS Holdings, Inc.	5,700	121,323
#	Scala, Inc.	3,700	19,992
	Seed Co., Ltd.	3,000	17,915
	Seiren Co., Ltd.	10,200	117,638
	Senko Group Holdings Co., Ltd.	21,600	161,515
	SFP Holdings Co., Ltd.	1,900	21,785
	Shibuya Corp.	3,400	88,079
*	Shidax Corp.	6,500	12,907
*	SHIFT, Inc.	200	21,230
	Shinmaywa Industries, Ltd.	8,900	77,883
	Shinwa Co., Ltd.	2,000	36,503
	Shoei Co., Ltd.	6,000	159,871
	Shoei Foods Corp.	2,100	72,779
	Showa Corp.	3,900	82,425
#	Showa Sangyo Co., Ltd.	3,700	119,772
#	SIGMAXYZ, Inc.	4,400	65,011
	Siix Corp.	4,800	37,685
*	Silver Life Co., Ltd.	1,300	23,032
	Sinko Industries, Ltd.	1,400	18,522
	SMS Co., Ltd.	16,400	406,947
#	Snow Peak, Inc.	1,600	17,208
	Softbrain Co., Ltd.	5,500	17,709
	Softcreate Holdings Corp.	2,100	45,628
	Software Service, Inc.	800	82,871
#	Soiken Holdings, Inc.	3,900	18,782
	Solasto Corp.	10,900	105,492
	SoldOut, Inc.	800	13,169
	Soliton Systems K.K.	1,900	26,709
	Sparx Group Co., Ltd.	25,500	45,775

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	S-Pool, Inc.	15,400	$95,862
	Sprix, Ltd.	1,600	9,919
	SRA Holdings	2,500	54,042
*	SRS Holdings Co., Ltd.	6,400	49,870
	ST Corp.	2,900	56,297
	Star Mica Holdings Co., Ltd.	3,100	34,210
	Star Micronics Co., Ltd.	9,900	110,993
	Starts Corp., Inc.	7,300	133,252
	St-Care Holding Corp.	1,100	4,294
	Stella Chemifa Corp.	3,200	82,232
	Step Co., Ltd.	2,100	28,724
	Strike Co., Ltd.	2,400	105,391
	Studio Alice Co., Ltd.	2,200	29,573
	Sumitomo Densetsu Co., Ltd.	3,600	73,604
	System Information Co., Ltd.	4,400	57,575
	System Research Co., Ltd.	1,000	17,577
	Systems Engineering Consultants Co., Ltd.	600	16,276
	Systena Corp.	18,500	277,608
	Syuppin Co., Ltd.	4,200	24,545
	Taikisha, Ltd.	5,500	154,587
	Taiko Pharmaceutical Co., Ltd.	4,200	92,102
	Taiyo Holdings Co., Ltd.	4,600	217,316
	Takamiya Co., Ltd.	5,700	29,130
	Takara & Co., Ltd.	1,400	29,014
	Takara Leben Co., Ltd.	16,800	53,135
	Takasago Thermal Engineering Co., Ltd.	10,200	135,493
	Takemoto Yohki Co., Ltd.	1,400	10,560
	Takeuchi Manufacturing Co., Ltd.	9,000	150,051
#	Tama Home Co., Ltd.	5,100	52,650
#	Tamagawa Holdings Co., Ltd.	1,700	34,848
	Tamron Co., Ltd.	4,100	65,170
	Tanseisha Co., Ltd.	9,100	50,563
	Taoka Chemical Co., Ltd.	400	46,665
	Tazmo Co., Ltd.	2,600	37,387
	TDC Soft, Inc.	4,100	33,667
	Tear Corp.	1,700	6,838
	TechMatrix Corp.	9,200	158,699
	Techno Horizon Holdings Co., Ltd.	2,500	22,872
	TechnoPro Holdings, Inc.	8,900	454,790
	Temairazu, Inc.	500	16,332
	Tenpos Holdings Co., Ltd.	1,600	27,667
	Terilogy Co., Ltd.	1,600	7,677
	T-Gaia Corp.	4,800	86,259
	TKC Corp.	4,100	225,664
	Tocalo Co., Ltd.	14,100	157,925
	Toei Animation Co., Ltd.	1,300	66,910
	Toho Titanium Co., Ltd.	9,400	50,479
	Tokai Corp.	5,100	102,400
	TOKAI Holdings Corp.	23,900	222,883
	Token Corp.	1,600	101,697
	Tokuyama Corp.	14,500	339,618
*	Tokyo Base Co., Ltd.	3,600	9,312
	Tokyo Individualized Educational Institute, Inc.	3,400	15,819
	Tokyo Seimitsu Co., Ltd.	9,800	313,171
	Tokyotokeiba Co., Ltd.	4,100	160,599
	Tomy Co., Ltd.	22,400	168,068
	Topcon Corp.	24,900	162,912
	Toridoll Holdings Corp.	10,800	112,880
#	Torikizoku Co., Ltd.	1,400	16,418

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toshiba TEC Corp.	6,100	$234,509
	Tosho Co., Ltd.	4,200	41,240
	Totech Corp.	1,400	30,255
	Totetsu Kogyo Co., Ltd.	5,500	131,219
	Toukei Computer Co., Ltd.	300	10,835
	Tow Co., Ltd.	10,600	26,345
	Towa Pharmaceutical Co., Ltd.	7,500	134,904
#	Toyo Gosei Co., Ltd.	1,600	132,257
	Toyo Tire Corp	3,200	42,578
#*	Traders Holdings Co., Ltd.	15,600	12,061
	Trancom Co., Ltd.	1,900	137,901
	Transaction Co., Ltd.	1,800	18,072
	Transcosmos, Inc.	6,000	145,206
	Tri Chemical Laboratories, Inc.	1,600	158,984
#	Trusco Nakayama Corp.	13,500	317,999
	Tsugami Corp.	11,500	105,894
	Tsukui Corp.	13,000	55,999
#	Tsuzuki Denki Co., Ltd.	1,400	22,938
	Ubicom Holdings, Inc.	1,100	23,772
	Uchida Yoko Co., Ltd.	1,300	78,701
*	Umenohana Co., Ltd.	1,000	9,050
	United Arrows, Ltd.	5,500	72,609
*	Unitika, Ltd.	14,200	42,679
#*	UT Group Co., Ltd.	7,700	156,995
#*	UUUM, Inc.	2,600	47,323
#	V Technology Co., Ltd.	2,400	77,018
	Valqua, Ltd.	4,400	75,570
	Value HR Co., Ltd.	1,000	12,258
	ValueCommerce Co., Ltd.	5,700	168,863
	Valuence Holdings, Inc.	700	10,140
#	V-Cube, Inc.	3,100	37,339
*	Vector, Inc.	7,000	48,368
*	VIA Holdings, Inc.	3,800	9,995
	VINX Corp.	1,200	14,041
*	Vision, Inc.	6,000	33,336
	VT Holdings Co., Ltd.	19,500	57,718
	Wacom Co., Ltd.	37,900	205,797
	Waseda Academy Co., Ltd.	2,200	19,379
	Watahan & Co., Ltd.	1,000	20,636
#	WATAMI Co., Ltd.	5,600	41,183
	WDB Holdings Co., Ltd.	2,100	49,833
	Weathernews, Inc.	1,500	54,718
	Welbe, Inc.	2,800	33,616
*	Wellnet Corp.	5,700	30,484
	West Holdings Corp.	4,550	105,165
	Will Group, Inc.	2,700	13,848
	WIN-Partners Co., Ltd.	3,900	33,782
	World Holdings Co., Ltd.	1,900	25,673
	Wowow, Inc.	2,300	53,546
	YAKUODO Holdings Co., Ltd.	2,900	73,950
	YAMADA Consulting Group Co., Ltd.	3,500	37,243
	Yamaichi Electronics Co., Ltd.	4,400	52,383
	YA-MAN, Ltd.	6,900	62,446
	Yasunaga Corp.	1,900	16,318
	Yokowo Co., Ltd.	4,000	90,339
	Yomiuri Land Co., Ltd.	1,000	31,415
	Yoshinoya Holdings Co., Ltd.	19,600	335,420
	Yossix Co., Ltd.	600	8,733
	Yuasa Trading Co., Ltd.	1,099	29,386

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Yumeshin Holdings Co., Ltd.	11,300	$56,812
	Zenrin Co., Ltd.	8,650	84,897
	ZIGExN Co., Ltd.	15,000	40,339
TOTAL JAPAN			53,642,378
NETHERLANDS — (3.3%)
	Aalberts NV	16,970	606,037
	Amsterdam Commodities NV	3,793	84,249
#*	Arcadis NV	18,707	384,214
*	Argenx SE	1,663	383,740
	ASM International NV	2,752	420,969
*	Basic-Fit NV	7,807	203,191
	BE Semiconductor Industries NV	21,231	949,274
	Corbion NV	10,875	417,437
	Euronext NV	13,342	1,541,237
	Flow Traders	9,040	332,158
*	GrandVision NV	11,922	341,965
#	IMCD NV	13,115	1,356,190
	Intertrust NV	2,038	37,764
	Koninklijke Vopak NV	3,751	205,059
*	Nederland Apparatenfabriek	1,373	67,176
	PostNL NV	56,363	138,244
	TKH Group NV	9,626	379,633
TOTAL NETHERLANDS			7,848,537
NEW ZEALAND — (0.6%)
	Briscoe Group, Ltd.	6,337	14,374
	Chorus, Ltd.	109,931	543,166
	Delegat Group, Ltd.	4,796	41,342
*	Eroad, Ltd.	4,979	11,242
	Freightways, Ltd.	40,141	186,902
	Hallenstein Glasson Holdings, Ltd.	14,701	33,528
#	NZX, Ltd.	68,096	66,048
*	Restaurant Brands New Zealand, Ltd.	8,260	65,499
	Scales Corp., Ltd.	14,681	51,212
#	Skellerup Holdings, Ltd.	28,664	46,424
	SKYCITY Entertainment Group, Ltd.	65,301	108,121
	Summerset Group Holdings, Ltd.	20,085	105,031
*	Synlait Milk, Ltd.	17,609	80,595
	Warehouse Group, Ltd. (The)	23,587	32,459
TOTAL NEW ZEALAND			1,385,943
NORWAY — (1.2%)
	ABG Sundal Collier Holding ASA	115,530	53,252
	AF Gruppen ASA	8,971	172,398
	AKVA GROUP ASA	1,278	9,018
*	ArcticZymes Technologies ASA	11,505	55,752
	Atea ASA	20,481	237,808
	Bonheur ASA	2,276	53,646
	Borregaard ASA	24,395	325,413
*	Crayon Group Holding ASA	9,073	70,917
	Europris ASA	46,338	227,805
	Fjordkraft Holding ASA	16,191	144,044
*	NEL ASA	18,016	37,556
*	Nordic Semiconductor ASA	33,015	327,423
	Norway Royal Salmon ASA	3,196	79,377
*	Norwegian Finans Holding ASA	27,130	202,673
	Scatec Solar ASA	18,640	324,909

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Selvaag Bolig ASA	10,860	$60,481
*	Veidekke ASA	26,327	358,089
TOTAL NORWAY			2,740,561
PORTUGAL — (0.2%)
	Altri SGPS SA	17,945	88,777
*	CTT-Correios de Portugal SA	40,087	107,039
*	Mota-Engil SGPS SA	18,296	25,201
	NOS SGPS SA	74,988	331,394
TOTAL PORTUGAL			552,411
SINGAPORE — (0.9%)
	AEM Holdings, Ltd.	58,400	155,963
#	Best World International, Ltd.	67,600	12,438
	China Sunsine Chemical Holdings, Ltd.	54,000	13,201
	CSE Global, Ltd.	100,500	35,139
	Delfi, Ltd.	78,100	42,790
	First Resources, Ltd.	130,200	130,544
	Food Empire Holdings, Ltd.	59,600	22,720
	Frencken Group, Ltd.	45,200	38,728
	Fu Yu Corp., Ltd.	73,700	12,639
	Hi-P International, Ltd.	45,200	42,376
	HRnetgroup, Ltd.	67,400	23,595
	iFAST Corp., Ltd.	38,300	49,805
	IGG, Inc.	211,000	206,722
	Japfa, Ltd.	111,550	53,764
	Micro-Mechanics Holdings, Ltd.	9,400	13,308
*	mm2 Asia, Ltd.	107,900	14,393
	Q&M Dental Group Singapore, Ltd.	73,100	24,707
	Riverstone Holdings, Ltd.	69,900	192,271
	SATS, Ltd.	160,400	321,510
	Sheng Siong Group, Ltd.	168,700	209,131
	Singapore Post, Ltd.	412,700	214,388
#	StarHub, Ltd.	158,800	141,374
	UMS Holdings, Ltd.	49,750	36,513
	Vicom, Ltd.	19,600	30,624
	XP Power, Ltd.	4,262	211,938
TOTAL SINGAPORE			2,250,581
SPAIN — (1.8%)
	Acciona SA	3,180	353,025
	Alantra Partners SA	3,763	46,898
*	Amper SA	177,945	32,343
	Befesa SA	6,149	247,948
	Cia de Distribucion Integral Logista Holdings SA	8,581	160,217
	CIE Automotive SA	11,206	177,272
	Construcciones y Auxiliar de Ferrocarriles SA	2,685	92,171
	Enagas SA	27,819	701,855
	Euskaltel SA	5,454	50,776
	Faes Farma SA	9,901	41,670
	Fomento de Construcciones y Contratas SA	15,422	132,871
	Global Dominion Access SA	14,013	45,865
*	Indra Sistemas SA	28,348	214,064
*	Masmovil Ibercom SA	11,738	313,819
*	Mediaset Espana Comunicacion SA	26,601	87,012
	Prosegur Cash SA	44,860	37,009
	Prosegur Cia de Seguridad SA	46,866	124,541
	Sacyr SA	16,575	37,495

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Tecnicas Reunidas SA	5,961	$74,877
	Vidrala SA	3,920	429,906
	Viscofan SA	7,918	580,139
	Zardoya Otis SA	42,030	279,010
TOTAL SPAIN			4,260,783
SWEDEN — (3.1%)
*	AddNode Group AB	2,626	58,707
	AddTech AB, Class B	14,812	694,320
	Avanza Bank Holding AB	33,385	650,973
	Beijer Alma AB	9,639	116,243
*	Bilia AB, Class A	19,888	192,436
	BioGaia AB, Class B	4,621	295,388
*	Biotage AB	14,547	263,653
*	Bravida Holding AB	1,843	20,205
	Clas Ohlson AB, Class B	7,020	79,007
*	Coor Service Management Holding AB	19,972	159,050
*	Electrolux Professional AB, Class B	4,002	15,800
*	eWork Group AB	2,192	17,716
*	GHP Specialty Care AB	10,982	24,754
*	HIQ International AB	12,813	77,440
*	HMS Networks AB	4,271	95,657
	Instalco AB	1,101	20,029
	INVISIO AB	6,520	120,979
	Kindred Group P.L.C.	59,946	422,131
*	KNOW IT AB	5,135	106,125
	Lagercrantz Group AB, Class B	15,403	311,260
	LeoVegas AB	19,957	92,792
*	Medicover AB	7,078	87,646
	MIPS AB	4,889	206,596
	Momentum Group AB, Class B	5,785	92,989
	Mycronic AB	1,239	23,583
	NCC AB, Class B	21,729	377,378
*	Nederman Holding AB	944	12,425
*	Nobina AB	22,641	142,608
*	Nolato AB, Class B	5,088	423,006
*	Nordic Entertainment Group AB, Class B	17,764	744,290
*	OEM International AB, Class B	2,829	78,189
*	Orexo AB	2,686	16,766
*	Proact IT Group AB	2,175	45,781
#*	RaySearch Laboratories AB	5,136	54,015
	Sectra AB, Class B	6,058	416,390
#	Sintercast AB	1,223	20,370
	Thule Group AB	19,574	582,251
	Troax Group AB	11,463	216,434
TOTAL SWEDEN			7,375,382
SWITZERLAND — (7.0%)
	ALSO Holding AG	1,596	421,069
*	APG SGA SA	378	70,366
	Bachem Holding AG, Class B	1,343	404,270
	Belimo Holding AG	128	1,016,853
	Bossard Holding AG, Class A	1,650	282,556
	Bucher Industries AG	1,376	453,212
	Burckhardt Compression Holding AG	587	147,482
	Burkhalter Holding AG	1,198	77,816
	Cembra Money Bank AG	7,100	775,210
	Coltene Holding AG	1,305	110,349

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	dormakaba Holding AG	852	$477,135
	Emmi AG	523	472,362
*	Fenix Outdoor International AG	1,089	121,255
	Forbo Holding AG	287	447,614
	Galenica AG	11,690	865,503
	Georg Fischer AG	1,001	919,716
	Gurit Holding AG	21	37,472
	Huber & Suhner AG	373	29,038
	Inficon Holding AG	551	453,861
	Interroll Holding AG	173	409,169
	IWG P.L.C.	192,493	578,688
	Kardex Holding AG	1,838	320,457
	LEM Holding SA	118	184,639
	Logitech International SA	36,796	2,684,208
	Mobilezone Holding AG	13,001	104,238
	Orior AG	1,667	136,654
	SFS Group AG	4,355	411,379
	Siegfried Holding AG	1,058	552,805
	SIG Combibloc Group AG	59,494	1,040,804
	Sunrise Communications Group AG	8,487	791,597
	Swissquote Group Holding SA	2,259	211,326
	VAT Group AG	7,219	1,376,587
	VZ Holding AG	3,975	313,822
TOTAL SWITZERLAND			16,699,512
UNITED KINGDOM — (13.7%)
	4imprint Group P.L.C.	7,770	241,108
	888 Holdings P.L.C.	67,953	163,238
	A.G. Barr P.L.C.	26,775	150,426
	Air Partner P.L.C.	7,145	8,229
	AJ Bell P.L.C.	53,475	300,677
*	Appreciate Group P.L.C	61,766	23,655
#	Ashmore Group P.L.C.	100,506	514,157
*	ASOS P.L.C.	17,407	761,445
	Avon Rubber P.L.C.	10,230	445,488
	B&M European Value Retail SA	204,628	1,230,280
	Bodycote P.L.C.	29,416	214,627
*	Boohoo Group P.L.C.	141,579	479,016
	Brewin Dolphin Holdings P.L.C.	83,360	285,296
	Britvic P.L.C.	70,675	734,588
*	Capita P.L.C.	215,253	96,497
	City of London Investment Group P.L.C.	3,921	20,670
	Clipper Logistics P.L.C.	14,003	61,255
	Coats Group P.L.C.	347,481	257,258
	Computacenter P.L.C.	17,264	445,944
*	Concentric AB	11,116	190,113
	ContourGlobal P.L.C.	25,714	70,000
	Cranswick P.L.C.	13,453	626,590
	CVS Group P.L.C.	18,595	277,239
	Devro P.L.C.	47,135	100,431
	DFS Furniture P.L.C.	8,293	16,301
*	Dialog Semiconductor P.L.C.	4,232	198,375
*	Dignity P.L.C.	11,301	48,032
	Diploma P.L.C.	31,108	736,549
	DiscoverIE Group P.L.C.	18,333	142,303
	Domino's Pizza Group P.L.C.	113,545	472,226
	Dunelm Group P.L.C.	27,271	437,584
	Electrocomponents P.L.C.	118,068	1,011,384
	EMIS Group P.L.C.	13,639	177,410

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings P.L.C.	21,749	$263,359
	Fevertree Drinks P.L.C.	28,394	809,129
	First Derivatives P.L.C.	3,928	137,828
	Forterra P.L.C.	51,919	104,611
*	Frontier Developments P.L.C.	3,298	83,860
	G4S P.L.C.	366,566	680,985
	Games Workshop Group P.L.C.	8,443	969,080
	Gamma Communications P.L.C.	13,903	288,441
	Go-Ahead Group P.L.C. (The)	1,530	12,533
	GoCo Group P.L.C.	11,694	15,601
	Greggs P.L.C.	27,589	429,049
	Gym Group P.L.C. (The)	12,997	22,775
	Hastings Group Holdings P.L.C.	75,911	206,502
	Hays P.L.C.	395,171	562,678
	Hill & Smith Holdings P.L.C.	22,218	350,282
	Hilton Food Group P.L.C.	22,414	322,853
	Hollywood Bowl Group P.L.C.	32,315	57,262
	Howden Joinery Group P.L.C.	144,864	924,443
	Ibstock P.L.C.	40,431	83,686
*	IDOX P.L.C.	68,027	42,882
	IG Group Holdings P.L.C.	95,271	910,564
	IMI P.L.C.	68,083	925,038
	Impax Asset Management Group P.L.C.	4,748	24,374
*	Indivior P.L.C.	178,815	323,541
	IntegraFin Holdings P.L.C.	46,606	329,857
*	Integrated Diagnostics Holdings P.L.C.	4,075	16,419
	iomart Group P.L.C.	21,882	100,062
	ITV P.L.C.	515,803	380,363
	J D Wetherspoon P.L.C.	20,938	231,953
	James Fisher & Sons P.L.C.	11,978	180,392
	James Halstead P.L.C.	23,125	149,165
	Johnson Service Group P.L.C.	75,237	90,611
	Joules Group P.L.C.	5,570	7,593
	Jupiter Fund Management P.L.C.	94,616	279,844
	Kainos Group P.L.C.	18,494	265,978
	Liontrust Asset Management P.L.C.	13,592	219,148
	Luceco P.L.C.	21,291	39,402
	Macfarlane Group P.L.C.	22,063	25,479
	Marshalls P.L.C.	49,792	386,095
	McBride P.L.C.	15,796	12,423
	Midwich Group P.L.C.	11,632	59,716
	Mitie Group P.L.C.	311,347	132,191
	Moneysupermarket.com Group P.L.C.	139,814	535,631
	Morgan Advanced Materials P.L.C.	68,443	194,867
	Mortgage Advice Bureau Holdings, Ltd.	6,461	50,801
	Motorpoint group P.L.C.	14,508	46,987
	NCC Group P.L.C.	14,420	32,444
	Next Fifteen Communications Group P.L.C.	17,456	86,412
	Nichols P.L.C.	3,743	64,416
	On the Beach Group P.L.C.	30,006	109,001
	Oxford Instruments P.L.C.	13,510	237,195
	Pagegroup P.L.C.	85,686	392,318
	Pan African Resources P.L.C.	62,031	20,044
	PayPoint P.L.C.	15,890	125,430
	Plus500, Ltd.	26,567	411,810
	Polar Capital Holdings P.L.C.	17,444	107,475
	Polypipe Group P.L.C.	64,353	339,348
	Redde Northgate P.L.C.	20,965	45,091
	Renew Holdings P.L.C.	15,815	90,521

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
River & Mercantile Group P.L.C.	6,028	$14,525
RM P.L.C.	19,106	59,548
Robert Walters P.L.C.	14,183	77,401
Rotork P.L.C.	236,603	858,093
RWS Holdings P.L.C.	3,722	29,158
Sabre Insurance Group P.L.C.	50,828	201,730
Savills P.L.C.	34,613	339,682
ScS Group P.L.C.	5,061	12,227
* Serco Group P.L.C.	206,112	428,175
Softcat P.L.C.	31,569	520,446
Spirent Communications P.L.C.	168,836	618,156
SSP Group P.L.C.	103,436	277,708
Stagecoach Group P.L.C.	105,708	65,660
SThree P.L.C.	31,636	105,000
Strix Group P.L.C.	11,490	31,434
* Studio Retail Group P.L.C.	9,958	27,850
Synthomer P.L.C.	78,903	298,142
T Clarke P.L.C.	14,286	16,824
TalkTalk Telecom Group P.L.C.	177,396	161,104
Tate & Lyle P.L.C.	107,417	914,265
Tatton Asset Management P.L.C.	7,029	25,435
Telecom Plus P.L.C.	19,120	336,111
TEN Entertainment Group P.L.C.	10,463	18,192
Topps Tiles P.L.C.	24,408	13,567
Ultra Electronics Holdings P.L.C.	17,948	554,674
Victrex P.L.C.	22,981	560,748
Vitec Group P.L.C. (The)	8,661	74,960
Volution Group P.L.C.	15,400	33,669
Vp P.L.C.	4,400	42,077
Watkin Jones P.L.C.	34,434	62,164
WH Smith P.L.C.	27,804	341,740
William Hill P.L.C.	248,188	337,898
Wilmington P.L.C.	4,671	8,019
TOTAL UNITED KINGDOM		32,752,611
UNITED STATES — (0.1%)
#* Golden Star Resources, Ltd.	18,296	81,683
* Samsonite International SA	69,600	65,235
TOTAL UNITED STATES		146,918
TOTAL COMMON STOCKS		223,761,971
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Fuchs Petrolub SE	17,156	749,166
Sixt SE	4,345	219,216
TOTAL GERMANY		968,382
TOTAL INVESTMENT SECURITIES (Cost $195,159,880)		224,730,353

			Value†
SECURITIES LENDING COLLATERAL — (5.7%)
@§	The DFA Short Term Investment Fund	1,167,802	13,512,635
TOTAL INVESTMENTS — (100.0%)
(Cost $208,670,742)^^			$238,242,988

International Small Cap Growth Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$16,290,719	—	$16,290,719
Austria	—	2,076,357	—	2,076,357
Belgium	—	2,274,180	—	2,274,180
Canada	$23,329,372	—	—	23,329,372
China	—	567,100	—	567,100
Denmark	—	5,588,786	—	5,588,786
Finland	—	4,969,584	—	4,969,584
France	—	9,511,657	—	9,511,657
Germany	510,275	12,747,762	—	13,258,037
Hong Kong	—	3,752,076	—	3,752,076
India	—	65,465	—	65,465
Ireland	3,663	1,028,103	—	1,031,766
Israel	—	2,889,225	—	2,889,225
Italy	—	8,502,030	—	8,502,030
Japan	—	53,642,378	—	53,642,378
Netherlands	—	7,848,537	—	7,848,537
New Zealand	—	1,385,943	—	1,385,943
Norway	—	2,740,561	—	2,740,561
Portugal	—	552,411	—	552,411
Singapore	—	2,250,581	—	2,250,581
Spain	—	4,260,783	—	4,260,783
Sweden	—	7,375,382	—	7,375,382
Switzerland	—	16,699,512	—	16,699,512
United Kingdom	—	32,752,611	—	32,752,611
United States	81,683	65,235	—	146,918
Preferred Stocks
Germany	—	968,382	—	968,382
Securities Lending Collateral	—	13,512,635	—	13,512,635
TOTAL	$23,924,993	$214,317,995	—	$238,242,988

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Face Amount^	Value†
		(000)
AGENCY OBLIGATIONS — (17.4%)
Federal Home Loan Bank
3.250%, 03/08/24		250	$275,809
2.875%, 06/14/24		700	768,053
5.375%, 08/15/24		800	960,752
2.875%, 09/13/24		2,500	2,753,268
2.750%, 12/13/24		2,700	2,979,667
3.125%, 09/12/25		1,000	1,133,813
5.750%, 06/12/26		200	260,026
3.000%, 09/11/26		1,200	1,371,407
3.000%, 03/10/28		2,500	2,923,574
3.250%, 06/09/28		3,190	3,792,118
# 3.250%, 11/16/28		3,100	3,719,646
2.125%, 09/14/29		945	1,049,996
2.125%, 12/14/29		1,000	1,114,191
Federal Home Loan Mortgage Corp.
6.750%, 09/15/29		2,500	3,795,977
6.750%, 03/15/31		2,250	3,559,555
6.250%, 07/15/32		2,400	3,801,807
Federal National Mortgage Association
# 2.625%, 09/06/24		3,600	3,945,712
2.125%, 04/24/26		2,800	3,059,468
1.875%, 09/24/26		6,000	6,490,651
6.250%, 05/15/29		2,430	3,535,573
7.125%, 01/15/30		2,000	3,129,171
7.250%, 05/15/30		1,650	2,623,208
6.625%, 11/15/30		3,600	5,597,108
Tennessee Valley Authority
2.875%, 09/15/24		1,249	1,367,738
6.750%, 11/01/25		600	788,352
2.875%, 02/01/27		2,700	3,051,366
7.125%, 05/01/30		2,250	3,495,628
TOTAL AGENCY OBLIGATIONS			71,343,634
BONDS — (56.6%)
3M Co.
0.950%, 05/15/23	EUR	700	851,397
2.875%, 10/15/27		850	967,325
2.375%, 08/26/29		1,000	1,104,222
ABB Finance USA, Inc.
2.875%, 05/08/22		100	104,144
Abbott Ireland Financing DAC
0.000%, 09/27/20	EUR	139	163,749
ABN AMRO Bank NV
0.500%, 07/17/23	EUR	200	239,787
Activision Blizzard, Inc.
3.400%, 06/15/27		100	113,152
Adobe, Inc.
# 3.250%, 02/01/25		160	179,139
			Face Amount^	Value†
			(000)

	Advance Auto Parts, Inc.
	4.500%, 12/01/23		200	$220,746
	Aetna, Inc.
	2.750%, 11/15/22		250	260,770
	3.500%, 11/15/24		50	55,203
	Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	163,862
	3.300%, 06/15/30		800	851,421
	Aflac, Inc.
	3.625%, 11/15/24		250	282,894
	3.250%, 03/17/25		50	56,168
	Ahold Finance USA LLC
	6.875%, 05/01/29		40	56,390
	Airbus SE
Ω	3.150%, 04/10/27		200	211,758
	Albemarle Corp.
	4.150%, 12/01/24		200	216,200
	Alimentation Couche-Tard, Inc.
#Ω	3.550%, 07/26/27		600	661,931
	Allstate Corp. (The)
	3.150%, 06/15/23		500	537,349
	Alphabet, Inc.
	3.375%, 02/25/24		200	221,104
	1.998%, 08/15/26		200	216,540
	Amazon.com, Inc.
	3.150%, 08/22/27		800	925,539
	Ameren Corp.
	3.650%, 02/15/26		294	333,667
	American Express Credit Corp.
	3.300%, 05/03/27		700	809,973
	American Honda Finance Corp.
	1.950%, 05/20/22		1,000	1,028,061
	0.550%, 03/17/23	EUR	100	119,324
	2.300%, 09/09/26		750	806,887
	American International Group, Inc.
	5.000%, 04/26/23	GBP	200	287,795
	4.125%, 02/15/24		350	391,048
	3.750%, 07/10/25		150	169,087
	3.900%, 04/01/26		200	229,856
	American Water Capital Corp.
	2.950%, 09/01/27		100	112,268
	Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	33,394
	3.700%, 10/15/24		400	448,467
	2.875%, 09/15/26		500	553,866
	AmerisourceBergen Corp.
	3.450%, 12/15/27		200	229,128
	Analog Devices, Inc.
	3.900%, 12/15/25		533	613,842

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Anthem, Inc.
	3.500%, 08/15/24		150	$165,344
	4.101%, 03/01/28		400	477,383
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27		500	568,102
	Aon Corp.
#	3.750%, 05/02/29		1,000	1,172,736
	Aon P.L.C.
	3.500%, 06/14/24		275	302,654
	Apple, Inc.
	3.250%, 02/23/26		250	283,666
	2.450%, 08/04/26		695	763,515
	3.350%, 02/09/27		2,300	2,651,860
	3.000%, 06/20/27		1,000	1,135,247
	3.000%, 11/13/27		500	570,723
	Applied Materials, Inc.
	3.300%, 04/01/27		300	347,433
	Arizona Public Service Co.
	3.150%, 05/15/25		100	109,983
	Arrow Electronics, Inc.
	3.875%, 01/12/28		400	436,362
	ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	225	267,700
	AT&T, Inc.
	3.550%, 06/01/24		200	221,172
	3.950%, 01/15/25		350	394,181
	3.600%, 07/15/25		300	337,672
	3.800%, 02/15/27		200	228,613
	2.750%, 06/01/31		500	535,211
	Australia & New Zealand Banking Group, Ltd.
	3.700%, 11/16/25		250	287,611
	Autodesk, Inc.
	4.375%, 06/15/25		150	171,339
	3.500%, 06/15/27		845	967,130
	Automatic Data Processing, Inc.
	3.375%, 09/15/25		1,600	1,814,131
	AutoZone, Inc.
	2.500%, 04/15/21		70	70,871
	3.125%, 04/21/26		450	496,448
	Avnet, Inc.
#	4.625%, 04/15/26		250	279,696
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		728	790,875
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	663,289
	Banco Santander SA
	3.800%, 02/23/28		200	222,816
	Bank of America Corp.
	3.300%, 01/11/23		150	160,179
	4.000%, 04/01/24		136	152,108
	3.500%, 04/19/26		530	601,015
			Face Amount^	Value†
			(000)

	Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r)	3.419%, 12/20/28		120	$135,668
	Bank of Montreal
	1.375%, 12/29/21	GBP	100	132,404
	1.850%, 05/01/25		2,000	2,108,644
	Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		300	331,016
#	1.600%, 04/24/25		850	887,515
	2.800%, 05/04/26		500	560,018
	Bank of Nova Scotia
	2.700%, 08/03/26		1,500	1,658,733
	Bank of Nova Scotia (The)
	0.375%, 04/06/22	EUR	500	592,934
	Barclays P.L.C.
	1.500%, 04/01/22	EUR	200	240,118
	4.375%, 01/12/26		500	569,730
	Bemis Co., Inc.
	4.500%, 10/15/21		100	102,514
#	2.630%, 06/19/30		125	132,690
	Berkshire Hathaway, Inc.
	3.125%, 03/15/26		1,000	1,129,529
	Best Buy Co., Inc.
	4.450%, 10/01/28		500	590,917
	Black Hills Corp.
	2.500%, 06/15/30		150	158,719
	4.350%, 05/01/33		250	298,080
	BlackRock, Inc.
	3.200%, 03/15/27		350	400,934
	3.250%, 04/30/29		2,000	2,360,531
	Booking Holdings, Inc.
	3.600%, 06/01/26		635	713,918
	Boston Scientific Corp.
	3.850%, 05/15/25		102	115,921
	BP Capital Markets America, Inc.
	3.119%, 05/04/26		750	836,388
	3.017%, 01/16/27		400	442,875
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		50	55,471
	BPCE SA
	0.375%, 10/05/23	EUR	200	238,582
	4.000%, 04/15/24		500	557,090
	British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	200	241,664
	0.875%, 09/26/23	EUR	100	120,201
	5.125%, 12/04/28		500	622,921
Ω	3.250%, 11/08/29		1,000	1,109,470
	Broadcom, Inc.
Ω	3.150%, 11/15/25		1,000	1,078,226
Ω	4.300%, 11/15/32		500	573,590
	Brown & Brown, Inc.
	4.200%, 09/15/24		240	264,799

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

Bunge, Ltd. Finance Corp.
3.750%, 09/25/27		965	$1,044,744
Burlington Northern Santa Fe LLC
3.000%, 04/01/25		75	83,561
CA, Inc.
4.500%, 08/15/23		100	105,049
4.700%, 03/15/27		250	279,272
Campbell Soup Co.
4.150%, 03/15/28		86	101,072
Canadian Imperial Bank of Commerce
0.750%, 03/22/23	EUR	800	962,981
Canadian Natural Resources, Ltd.
3.850%, 06/01/27		500	541,323
2.950%, 07/15/30		98	100,539
Canadian Pacific Railway Co.
2.900%, 02/01/25		50	54,730
Capital One Financial Corp.
3.750%, 04/24/24		50	54,717
3.200%, 02/05/25		260	283,163
3.750%, 03/09/27		700	786,738
3.800%, 01/31/28		700	789,569
Cardinal Health, Inc.
3.750%, 09/15/25		1,000	1,132,479
3.410%, 06/15/27		500	568,693
CenterPoint Energy Resources Corp.
4.000%, 04/01/28		200	231,113
Charles Schwab Corp. (The)
3.200%, 03/02/27		700	792,395
Chevron Corp.
2.954%, 05/16/26		1,600	1,791,027
Chubb INA Holdings, Inc.
3.350%, 05/15/24		50	55,419
Cigna Corp.
3.900%, 02/15/22		75	78,807
3.500%, 06/15/24		250	274,090
3.250%, 04/15/25		750	824,917
3.400%, 03/01/27		56	63,347
2.400%, 03/15/30		500	532,098
Cincinnati Financial Corp.
6.920%, 05/15/28		600	805,882
Cisco Systems, Inc.
# 2.500%, 09/20/26		1,000	1,115,826
Citigroup, Inc.
3.875%, 10/25/23		380	418,807
Citizens Bank N.A.
# 3.750%, 02/18/26		2,000	2,289,087
Clorox Co. (The)
3.900%, 05/15/28		750	900,429
CME Group, Inc.
3.000%, 03/15/25		85	93,759
3.750%, 06/15/28		1,000	1,210,406
CMS Energy Corp.
3.875%, 03/01/24		175	191,888
			Face Amount^	Value†
			(000)

	CNA Financial Corp.
	3.950%, 05/15/24		300	$330,350
	4.500%, 03/01/26		280	328,180
	Coca-Cola Co. (The)
#	3.150%, 11/15/20		48	48,391
	3.200%, 11/01/23		600	654,270
	2.250%, 09/01/26		740	808,561
	2.900%, 05/25/27		400	444,330
	Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	150	184,623
	Colgate-Palmolive Co.
	3.250%, 03/15/24		100	109,987
	Comcast Corp.
	3.375%, 08/15/25		500	562,922
	3.150%, 03/01/26		200	225,832
	Comerica, Inc.
	4.000%, 02/01/29		500	579,072
	Commonwealth Bank of Australia
	2.400%, 11/02/20		250	251,267
#Ω	2.850%, 05/18/26		750	829,521
Ω	3.150%, 09/19/27		100	112,979
	Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	1,238,765
	ConocoPhillips Co.
	4.950%, 03/15/26		250	303,407
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		614	874,203
	Consolidated Edison Co. of New York, Inc.
#	3.300%, 12/01/24		300	328,897
	Cooperatieve Rabobank UA
	3.875%, 02/08/22		50	52,616
	3.375%, 05/21/25		1,500	1,689,571
	Costco Wholesale Corp.
	3.000%, 05/18/27		1,200	1,368,933
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		400	452,470
	Credit Suisse AG
	3.625%, 09/09/24		500	557,322
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	226,463
	CVS Health Corp.
	2.750%, 12/01/22		200	209,364
	3.875%, 07/20/25		505	573,254
	Danske Bank A.S.
	0.875%, 05/22/23	EUR	100	118,535
	0.750%, 06/02/23	EUR	300	361,114
	Deere & Co.
	5.375%, 10/16/29		80	107,046
	DENTSPLY SIRONA, Inc.
	3.250%, 06/01/30		500	546,962
	Dexia Credit Local SA
	1.375%, 12/07/22	GBP	500	670,262
	Discover Bank
	4.650%, 09/13/28		1,400	1,646,968

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Discover Financial Services
	3.750%, 03/04/25		1,000	$1,089,743
	Discovery Communications LLC
	3.900%, 11/15/24		150	165,097
	4.900%, 03/11/26		200	234,427
	Dollar General Corp.
	3.250%, 04/15/23		100	106,628
	4.150%, 11/01/25		500	582,125
	Dollar Tree, Inc.
#	4.200%, 05/15/28		600	713,876
	Dow Chemical Co. (The)
	3.500%, 10/01/24		200	218,980
	DTE Energy Co.
	2.850%, 10/01/26		750	817,568
	Duke Energy Corp.
	3.750%, 04/15/24		275	305,050
	DXC Technology Co.
#	4.750%, 04/15/27		700	785,425
	E*TRADE Financial Corp.
	2.950%, 08/24/22		300	314,477
	4.500%, 06/20/28		750	882,553
	Eastman Chemical Co.
	1.500%, 05/26/23	EUR	500	602,470
	Eaton Corp.
#	3.103%, 09/15/27		400	452,264
	4.000%, 11/02/32		400	490,594
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,656,052
	eBay, Inc.
	2.600%, 07/15/22		175	181,243
	Ecolab, Inc.
#	2.700%, 11/01/26		500	563,805
	Electricite de France SA
Ω	2.350%, 10/13/20		30	30,060
	Electronic Arts, Inc.
	4.800%, 03/01/26		250	300,576
	Emerson Electric Co.
#	2.625%, 12/01/21		450	463,354
	Enbridge, Inc.
#	3.500%, 06/10/24		300	324,987
	3.700%, 07/15/27		500	557,335
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	222,024
Ω	4.875%, 06/14/29		200	245,764
	Enterprise Products Operating LLC
	3.900%, 02/15/24		100	110,242
	EOG Resources, Inc.
	3.150%, 04/01/25		200	220,429
#	4.150%, 01/15/26		100	116,372
	Equinor ASA
	0.875%, 02/17/23	EUR	200	240,972
	2.650%, 01/15/24		100	107,029
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	218,541
			Face Amount^	Value†
			(000)

	Eversource Energy
	2.500%, 03/15/21		100	$101,111
	Exelon Corp.
	3.400%, 04/15/26		200	226,460
	Exelon Generation Co. LLC
	3.250%, 06/01/25		1,000	1,103,827
	Expedia Group, Inc.
	3.250%, 02/15/30		500	472,517
	Exxon Mobil Corp.
#	2.440%, 08/16/29		500	547,800
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		413	457,979
	FedEx Corp.
	2.625%, 08/01/22		100	104,088
	1.000%, 01/11/23	EUR	400	479,294
	3.200%, 02/01/25		300	330,237
	4.900%, 01/15/34		672	877,549
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		200	217,328
	Fifth Third Bancorp
	3.950%, 03/14/28		500	595,241
	Flex, Ltd.
	4.875%, 06/15/29		700	807,159
	FMR LLC
Ω	4.950%, 02/01/33		250	345,322
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		2,000	2,236,303
	GATX Corp.
	3.250%, 09/15/26		400	428,102
	General Mills, Inc.
	3.150%, 12/15/21		200	206,012
	4.200%, 04/17/28		400	481,752
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		130	147,075
	Georgia Power Co.
	3.250%, 03/30/27		250	275,821
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	60,538
	Global Payments, Inc.
	4.800%, 04/01/26		530	630,336
	4.450%, 06/01/28		1,107	1,321,621
	Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24		2,000	2,221,585
	3.750%, 02/25/26		1,150	1,303,323
	Halliburton Co.
	3.500%, 08/01/23		11	11,708
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	623,250
	Hasbro, Inc.
	3.150%, 05/15/21		97	98,459
	3.500%, 09/15/27		100	105,219
	Honeywell International, Inc.
	2.500%, 11/01/26		700	777,113

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	HP, Inc.
	3.400%, 06/17/30		2,000	$2,154,045
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		350	369,923
	4.300%, 03/08/26		200	228,768
	3.900%, 05/25/26		1,000	1,123,477
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		75	76,103
	2.300%, 01/14/22		300	307,586
	2.550%, 02/04/30		500	527,579
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	109,960
	ING Bank NV
Ω	2.050%, 08/15/21		350	356,297
	ING Groep NV
	1.000%, 09/20/23	EUR	300	363,123
	3.550%, 04/09/24		500	547,492
	Intel Corp.
#	3.150%, 05/11/27		500	568,225
	Intercontinental Exchange, Inc.
	4.000%, 10/15/23		300	333,186
	3.750%, 12/01/25		1,375	1,582,488
	International Business Machines Corp.
	3.300%, 01/27/27		750	852,242
	International Paper Co.
	3.800%, 01/15/26		75	85,800
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		250	276,661
	Interstate Power and Light Co.
	2.300%, 06/01/30		150	159,172
	Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		600	615,883
	ITC Holdings Corp.
	3.650%, 06/15/24		200	219,385
	Jabil, Inc.
	3.600%, 01/15/30		750	799,015
	Janus Capital Group, Inc.
	4.875%, 08/01/25		350	393,794
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		400	455,971
	JM Smucker Co. (The)
	3.500%, 03/15/25		70	78,561
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	376	454,248
	JPMorgan Chase & Co.
	3.250%, 09/23/22		150	159,017
	3.875%, 02/01/24		500	555,895
	3.900%, 07/15/25		1,000	1,138,720
	2.950%, 10/01/26		500	555,591
	Juniper Networks, Inc.
	4.500%, 03/15/24		200	224,858
			Face Amount^	Value†
			(000)

	Kellogg Co.
	2.750%, 03/01/23		75	$78,111
	3.250%, 04/01/26		200	227,170
	3.400%, 11/15/27		500	569,913
	Keurig Dr Pepper, Inc.
	3.400%, 11/15/25		250	282,579
	KeyBank NA
	3.300%, 06/01/25		250	280,104
	KeyCorp
	5.100%, 03/24/21		100	103,041
#	2.550%, 10/01/29		800	860,758
	Kimberly-Clark Corp.
	2.400%, 06/01/23		50	52,634
	Kroger Co. (The)
	7.500%, 04/01/31		424	620,051
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		750	858,472
	Lam Research Corp.
#	3.750%, 03/15/26		850	982,213
	4.000%, 03/15/29		250	304,055
	Lear Corp.
	3.800%, 09/15/27		272	285,581
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	932,518
	Legg Mason, Inc.
	4.750%, 03/15/26		30	34,779
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	1,217,560
	Lincoln National Corp.
	3.350%, 03/09/25		75	82,720
	Lloyds Banking Group P.L.C.
	4.450%, 05/08/25		700	807,339
	3.750%, 01/11/27		450	509,203
	4.375%, 03/22/28		1,000	1,188,553
	Loews Corp.
	2.625%, 05/15/23		50	52,835
	3.750%, 04/01/26		200	229,590
	Lowe's Cos., Inc.
#	3.875%, 09/15/23		50	55,153
	3.375%, 09/15/25		125	140,828
	2.500%, 04/15/26		500	543,337
	LYB International Finance II BV
	1.875%, 03/02/22	EUR	100	119,828
	LyondellBasell Industries NV
	6.000%, 11/15/21		200	211,078
	5.750%, 04/15/24		300	348,859
	Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		250	283,169
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		1,300	1,428,052
	Marriott International, Inc.
	2.875%, 03/01/21		200	201,823
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		300	309,742
	3.500%, 03/10/25		250	278,677

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Mastercard, Inc.
#	2.950%, 11/21/26		300	$341,502
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		150	165,733
	McDonald's Corp.
	2.750%, 12/09/20		30	30,195
	2.625%, 01/15/22		300	309,834
	2.000%, 06/01/23	EUR	100	124,557
	0.625%, 01/29/24	EUR	200	239,835
	3.700%, 01/30/26		150	171,828
	McKesson Corp.
	3.796%, 03/15/24		75	82,721
	4.750%, 05/30/29		1,000	1,235,148
	Medtronic, Inc.
	3.500%, 03/15/25		112	126,583
	MetLife, Inc.
	3.600%, 04/10/24		50	55,617
	3.000%, 03/01/25		250	278,224
	Micron Technology, Inc.
	4.663%, 02/15/30		600	721,484
	Microsoft Corp.
	2.400%, 08/08/26		800	880,760
	3.300%, 02/06/27		1,900	2,199,467
	Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		200	203,149
	2.953%, 02/28/22		400	415,446
	Morgan Stanley
	5.500%, 07/28/21		100	104,979
	3.875%, 04/29/24		350	390,248
	3.875%, 01/27/26		400	459,252
	6.250%, 08/09/26		1,115	1,441,919
	3.625%, 01/20/27		400	459,794
	Mosaic Co. (The)
	4.250%, 11/15/23		194	207,608
	Motorola Solutions, Inc.
	4.600%, 05/23/29		300	351,759
	MPLX L.P.
	4.125%, 03/01/27		397	433,719
	Nasdaq, Inc.
	4.250%, 06/01/24		375	423,071
	National Australia Bank, Ltd.
	1.875%, 07/12/21		500	507,716
Ω	3.500%, 01/10/27		250	286,942
	National Bank of Canada
#	2.100%, 02/01/23		1,000	1,037,653
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	200	240,229
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	193,610
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	682,039
	Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	200	247,813
	4.800%, 04/05/26		200	235,486
			Face Amount^	Value†
			(000)

	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	200	$236,335
	NetApp, Inc.
	3.300%, 09/29/24		200	218,455
	2.700%, 06/22/30		500	531,369
	Newmont Corp.
	3.625%, 06/09/21		190	193,953
	NextEra Energy Capital Holdings, Inc.
#	3.550%, 05/01/27		900	1,044,151
	NIKE, Inc.
	2.375%, 11/01/26		500	547,301
	NiSource, Inc.
	3.850%, 02/15/23		200	214,354
	Norfolk Southern Corp.
	2.900%, 06/15/26		200	223,514
	Northern Trust Corp.
	1.950%, 05/01/30		600	637,510
	Nucor Corp.
#	3.950%, 05/01/28		300	352,303
	Nutrien, Ltd.
	3.625%, 03/15/24		300	328,200
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	56,786
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24		300	332,186
	ONEOK, Inc.
	4.000%, 07/13/27		200	205,776
	Oracle Corp.
	2.950%, 05/15/25		1,250	1,380,055
	3.250%, 11/15/27		1,750	2,002,917
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27		800	924,732
	Packaging Corp. of America
	4.500%, 11/01/23		500	552,956
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.125%, 08/01/23		214	231,622
Ω	3.400%, 11/15/26		721	787,240
	PepsiCo, Inc.
	2.750%, 03/05/22		100	104,065
	Phillips 66
	4.300%, 04/01/22		200	212,175
	Phillips 66 Partners L.P.
	3.550%, 10/01/26		200	216,760
	3.750%, 03/01/28		500	532,192
	PNC Bank NA
	3.250%, 06/01/25		250	279,543
	PPG Industries, Inc.
#	3.750%, 03/15/28		499	599,335
	2.800%, 08/15/29		473	518,514
	PPL Capital Funding, Inc.
	3.100%, 05/15/26		400	444,798
	Praxair, Inc.
	2.200%, 08/15/22		50	51,597
	Precision Castparts Corp.
	3.250%, 06/15/25		344	385,136

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Principal Financial Group, Inc.
	3.125%, 05/15/23		200	$213,284
	3.100%, 11/15/26		100	109,853
	Progress Energy, Inc.
	7.750%, 03/01/31		400	603,897
	Progressive Corp.
	2.450%, 01/15/27		200	219,708
	Province of Quebec Canada
	7.500%, 09/15/29		500	778,388
	Prudential Financial, Inc.
	4.500%, 11/16/21		100	105,248
	3.500%, 05/15/24		200	222,923
	QUALCOMM, Inc.
	3.450%, 05/20/25		575	647,042
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		200	222,346
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26		400	447,268
#	3.150%, 06/15/30		1,300	1,407,212
	Rockwell Automation, Inc.
	2.875%, 03/01/25		300	324,973
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	100	105,623
Ω	3.625%, 10/14/25		600	620,322
	Roper Technologies, Inc.
#	3.800%, 12/15/26		200	232,957
	Ryder System, Inc.
	2.875%, 06/01/22		200	207,819
#	3.350%, 09/01/25		1,000	1,085,019
	salesforce.com, Inc.
	3.700%, 04/11/28		200	237,699
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		250	275,904
	4.400%, 07/13/27		200	223,173
	Santander UK Group Holdings P.L.C.
	2.875%, 10/16/20		350	351,732
	Santander UK P.L.C.
	4.000%, 03/13/24		50	55,508
	Sempra Energy
	3.550%, 06/15/24		250	273,881
	Shell International Finance BV
	3.250%, 05/11/25		1,222	1,367,935
	2.875%, 05/10/26		850	945,337
	Sherwin-Williams Co. (The)
	3.450%, 08/01/25		100	111,284
	2.950%, 08/15/29		1,000	1,117,273
	SNCF Reseau EPIC
	5.500%, 12/01/21	GBP	778	1,087,496
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	226,687
	Southern Co. (The)
	3.250%, 07/01/26		500	567,748
			Face Amount^	Value†
			(000)

	Southern Power Co.
	4.150%, 12/01/25		50	$58,325
	Southwest Airlines Co.
	3.000%, 11/15/26		250	243,315
	Southwest Gas Corp.
	3.700%, 04/01/28		100	115,178
	2.200%, 06/15/30		500	537,951
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		400	449,419
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		200	220,514
	Starbucks Corp.
	2.100%, 02/04/21		100	100,716
	State Street Corp.
	3.550%, 08/18/25		200	228,775
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	136,716
	Steelcase Inc.
	5.125%, 01/18/29		100	107,960
	Stryker Corp.
	3.375%, 05/15/24		200	219,206
	3.375%, 11/01/25		500	563,475
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		800	914,252
	3.040%, 07/16/29		800	886,020
	Suncor Energy, Inc.
#	3.600%, 12/01/24		180	197,291
	Swedbank AB
	0.300%, 09/06/22	EUR	200	237,059
	Sysco Corp.
	2.600%, 10/01/20		30	30,046
	3.300%, 07/15/26		1,000	1,085,577
	Target Corp.
	2.500%, 04/15/26		325	357,842
	TCI Communications, Inc.
	7.875%, 02/15/26		140	192,422
	TD Ameritrade Holding Corp.
	3.625%, 04/01/25		30	33,571
	Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	200	259,252
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,515,820
	Texas Instruments, Inc.
	2.900%, 11/03/27		500	566,787
	The Walt Disney Co.
	3.000%, 09/15/22		180	188,881
	Thomson Reuters Corp.
#	4.300%, 11/23/23		400	440,089
	TJX Cos., Inc. (The)
	2.250%, 09/15/26		1,150	1,232,831
	Total Capital International SA
	2.125%, 03/15/23	EUR	800	997,363
#	2.829%, 01/10/30		1,000	1,124,428
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		200	207,155
	4.875%, 01/15/26		90	107,579
	4.250%, 05/15/28		500	591,252

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	4.625%, 03/01/34		400	$483,874
	Travelers Property Casualty Corp.
	6.375%, 03/15/33		675	1,023,004
	Truist Bank
	2.450%, 08/01/22		400	415,138
	Truist Financial Corp.
	2.900%, 03/03/21		75	75,987
	TWDC Enterprises 18 Corp.
	3.150%, 09/17/25		200	223,252
	U.S. Bancorp
	3.700%, 01/30/24		75	82,879
	U.S. Bank NA
	2.800%, 01/27/25		750	820,070
	UBS Group AG
	1.750%, 11/16/22	EUR	200	244,723
Ω	4.125%, 09/24/25		400	459,322
	Unilever Capital Corp.
	2.000%, 07/28/26		100	107,290
	Union Pacific Corp.
#	3.750%, 03/15/24		200	221,135
	3.950%, 09/10/28		650	781,954
	United Parcel Service, Inc.
#	2.450%, 10/01/22		100	104,421
	0.375%, 11/15/23	EUR	650	775,943
	Valero Energy Corp.
	3.400%, 09/15/26		250	275,606
	Verizon Communications, Inc.
#	3.376%, 02/15/25		24	26,944
	2.625%, 08/15/26		200	221,148
	4.329%, 09/21/28		823	1,014,636
	4.016%, 12/03/29		151	184,580
	ViacomCBS, Inc.
	3.875%, 04/01/24		31	33,907
	3.500%, 01/15/25		250	274,631
	2.900%, 01/15/27		704	758,475
#	4.200%, 05/19/32		500	574,103
	Visa, Inc.
	3.150%, 12/14/25		375	422,918
	VMware, Inc.
	3.900%, 08/21/27		560	616,678
	Vodafone Group P.L.C.
	7.875%, 02/15/30		200	294,324
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		450	496,474
	Walmart Inc.
#	3.050%, 07/08/26		1,200	1,363,402
	Walmart, Inc.
	2.550%, 04/11/23		100	105,405
	3.250%, 07/08/29		460	544,163
	7.550%, 02/15/30		1,200	1,883,642
	Walt Disney Co. (The)
	3.700%, 09/15/24		200	223,334
	Waste Management, Inc.
	3.500%, 05/15/24		310	337,945
	WEC Energy Group, Inc.
	3.550%, 06/15/25		500	560,564
		Face Amount^	Value†
		(000)

	Wells Fargo & Co.
	3.000%, 02/19/25	850	$924,364
	3.000%, 04/22/26	1,450	1,588,893
	Welltower, Inc.
	4.125%, 03/15/29	450	506,826
	Westlake Chemical Corp.
	3.375%, 06/15/30	100	105,881
	Westpac Banking Corp.
	2.500%, 06/28/22	708	737,169
	2.850%, 05/13/26	300	334,102
	3.350%, 03/08/27	550	636,061
	WestRock MWV LLC
	8.200%, 01/15/30	222	318,835
	Whirlpool Corp.
	3.700%, 05/01/25	200	219,533
#	4.750%, 02/26/29	1,000	1,236,956
	Williams Cos., Inc. (The)
	4.000%, 09/15/25	500	558,894
	3.750%, 06/15/27	110	120,578
	WRKCo, Inc.
	3.000%, 06/15/33	900	979,958
	Yara International ASA
Ω	3.148%, 06/04/30	100	107,989
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	300	331,706
	Zoetis, Inc.
	3.000%, 09/12/27	355	399,106
	TOTAL BONDS		231,571,351
U.S. TREASURY OBLIGATIONS — (20.9%)
	U.S. Treasury Bonds
	6.750%, 08/15/26	1,000	1,386,055
	6.625%, 02/15/27	1,400	1,968,695
	6.125%, 11/15/27	1,250	1,767,236
	5.250%, 11/15/28	250	347,764
	5.250%, 02/15/29	2,000	2,801,953
	6.125%, 08/15/29	1,045	1,567,949
	6.250%, 05/15/30	1,530	2,370,902
	5.375%, 02/15/31	2,500	3,743,457
	U.S. Treasury Notes
	2.125%, 05/15/25	2,600	2,836,031
	2.000%, 08/15/25	2,800	3,047,516
	2.250%, 11/15/25	2,400	2,651,063
	1.625%, 02/15/26	2,150	2,308,982
	1.625%, 05/15/26	3,100	3,335,649
	1.500%, 08/15/26	2,500	2,675,879
	1.625%, 09/30/26	2,000	2,157,656
	2.000%, 11/15/26	3,000	3,309,141
	1.625%, 11/30/26	2,000	2,160,156
	1.500%, 01/31/27	1,500	1,609,922
	2.250%, 02/15/27	1,500	1,683,106
	2.375%, 05/15/27	2,775	3,146,807
	2.250%, 08/15/27	2,300	2,597,024
	2.250%, 11/15/27	3,000	3,397,031
	2.750%, 02/15/28	2,700	3,166,383
	2.875%, 05/15/28	1,750	2,076,758
	2.875%, 08/15/28	2,250	2,680,488
	3.125%, 11/15/28	2,500	3,040,918

DFA Social Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

2.625%, 02/15/29	2,900	$3,420,867
2.375%, 05/15/29	2,500	2,905,859
1.625%, 08/15/29	3,550	3,904,029
# 1.750%, 11/15/29	3,500	3,896,348
1.500%, 02/15/30	3,600	3,928,781
0.625%, 05/15/30	3,750	3,780,322
TOTAL U.S. TREASURY OBLIGATIONS		85,670,727
TOTAL INVESTMENT SECURITIES (Cost $352,522,014)		388,585,712

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@§	The DFA Short Term Investment Fund	1,811,914	$20,965,652
TOTAL INVESTMENTS — (100.0%)
(Cost $373,485,754)^^			$409,551,364

As of July 31, 2020, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,152,557	GBP	1,705,652	Citibank, N.A.	08/18/20	$(80,311)
USD	10,584,865	EUR	9,238,620	Citibank, N.A.	08/21/20	(301,653)
EUR	131,529	USD	155,066	Citibank, N.A.	08/21/20	(76)
Total (Depreciation)						$(382,040)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$71,343,634	—	$71,343,634
Bonds	—	231,571,351	—	231,571,351
U.S. Treasury Obligations	—	85,670,727	—	85,670,727
Securities Lending Collateral	—	20,965,652	—	20,965,652
Forward Currency Contracts**	—	(382,040)	—	(382,040)
TOTAL	—	$409,169,324	—	$409,169,324
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.7%)
Treasury Inflation Protected Security
0.125%, 04/15/21	35,360	$35,586,232
0.125%, 01/15/22	35,684	36,301,841
0.125%, 04/15/22	41,011	41,799,624
0.125%, 01/15/23	27,548	28,405,194
2.375%, 01/15/25	33,833	39,342,355
0.625%, 01/15/26	14,190	15,621,483
1.750%, 01/15/28	8,322	10,132,635
3.625%, 04/15/28	23,620	32,406,905
2.500%, 01/15/29	2,986	3,909,655
3.875%, 04/15/29	14,193	20,492,488
TOTAL U.S. TREASURY OBLIGATIONS		263,998,412

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.3%)
Investment in DFA Intermediate Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	47,481,361	663,789,431
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	39,768,736	397,289,670
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		1,061,079,101
TOTAL INVESTMENT SECURITIES (Cost $1,246,599,171)		1,325,077,513

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	13,108,197	13,108,197
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	169	1,951
TOTAL INVESTMENTS — (100.0%)
(Cost $1,259,709,318)^^			$1,338,187,661
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$263,998,412	—	$263,998,412
Affiliated Investment Companies	$1,061,079,101	—	—	1,061,079,101
Temporary Cash Investments	13,108,197	—	—	13,108,197
Securities Lending Collateral	—	1,951	—	1,951
TOTAL	$1,074,187,298	$264,000,363	—	$1,338,187,661

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (4.7%)
*	Altice USA, Inc., Class A	137,941	$3,723,028
	Cable One, Inc.	1,371	2,498,730
	CenturyLink, Inc.	325,654	3,142,561
	Comcast Corp., Class A	207,454	8,879,031
	Interpublic Group of Cos., Inc. (The)	72,570	1,309,888
*	Match Group, Inc.	4,952	508,570
	Omnicom Group, Inc.	103,360	5,553,533
	Sirius XM Holdings, Inc.	45,907	269,933
*	T-Mobile US, Inc.	39,245	4,214,128
	Verizon Communications, Inc.	1,990,043	114,387,672
#	ViacomCBS, Inc., Class B	128,598	3,352,591
TOTAL COMMUNICATION SERVICES			147,839,665
CONSUMER DISCRETIONARY — (15.8%)
*	Amazon.com, Inc.	51,684	163,563,321
	Aptiv P.L.C.	134,827	10,482,799
	Aramark	21,076	445,125
	Autoliv, Inc.	14,833	964,590
	Best Buy Co., Inc.	194,172	19,337,590
*	Booking Holdings, Inc.	15,686	26,072,171
*	Burlington Stores, Inc.	13,297	2,499,836
*	Capri Holdings, Ltd.	5,790	86,734
	Darden Restaurants, Inc.	41,137	3,122,298
	Dollar General Corp.	10,319	1,964,738
*	Dollar Tree, Inc.	29,361	2,740,849
	eBay, Inc.	193,000	10,669,040
*	Five Below, Inc.	2,249	244,939
	Gap, Inc. (The)	90,321	1,207,592
*	Garrett Motion, Inc.	5,883	34,592
	General Motors Co.	170,415	4,241,629
#	H&R Block, Inc.	8,484	123,018
	Hanesbrands, Inc.	70,921	1,002,114
	Harley-Davidson, Inc.	31,257	813,620
	Hilton Worldwide Holdings, Inc.	24,546	1,842,177
	Home Depot, Inc. (The)	125,512	33,322,181
	Kohl's Corp.	39,994	761,486
#*	Kontoor Brands, Inc.	4,741	90,838
	Las Vegas Sands Corp.	119,335	5,207,779
	Lear Corp.	9,750	1,076,205
	Lowe's Cos., Inc.	237,021	35,294,797
*	Lululemon Athletica, Inc.	20,916	6,810,040
#	Macy's, Inc.	52,178	316,199
	Marriott International, Inc., Class A	32,696	2,740,742
	NIKE, Inc., Class B	521,952	50,947,735
#	Nordstrom, Inc.	22,403	306,697
*	NVR, Inc.	1,202	4,724,040
*	O'Reilly Automotive, Inc.	9,843	4,698,851
	Polaris, Inc.	8,976	930,183
	Pool Corp.	6,161	1,951,189
	Ross Stores, Inc.	111,271	9,977,671
	Service Corp. International	39,958	1,732,579
*	ServiceMaster Global Holdings, Inc.	7,292	298,170
	Starbucks Corp.	127,762	9,777,626

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Target Corp.	229,138	$28,843,892
	TJX Cos., Inc. (The)	481,146	25,014,781
	Tractor Supply Co.	63,964	9,130,221
*	Ulta Beauty, Inc.	29,559	5,704,591
	VF Corp.	39,312	2,372,872
	Whirlpool Corp.	7,283	1,188,003
	Williams-Sonoma, Inc.	1,800	156,816
	Wyndham Destinations, Inc.	7,845	208,677
	Wynn Resorts, Ltd.	40,963	2,966,950
TOTAL CONSUMER DISCRETIONARY			498,010,583
CONSUMER STAPLES — (10.2%)
	Altria Group, Inc.	846,654	34,839,812
	Brown-Forman Corp., Class A	4,389	277,560
	Brown-Forman Corp., Class B	31,756	2,201,961
	Campbell Soup Co.	69,315	3,435,945
	Church & Dwight Co., Inc.	16,341	1,574,129
	Clorox Co. (The)	28,712	6,790,675
	Coca-Cola Co. (The)	1,996,502	94,314,754
	Colgate-Palmolive Co.	148,960	11,499,712
	Costco Wholesale Corp.	54,131	17,621,264
	Estee Lauder Cos., Inc. (The), Class A	62,424	12,331,237
	General Mills, Inc.	36,315	2,297,650
*	Herbalife Nutrition, Ltd.	8,932	457,676
	Hershey Co. (The)	15,204	2,210,814
	Ingredion, Inc.	3,089	267,199
	Kellogg Co.	192,695	13,294,028
	Keurig Dr Pepper, Inc.	5,910	180,787
	Kroger Co. (The)	210,538	7,324,617
	Lamb Weston Holdings, Inc.	13,902	835,232
	PepsiCo, Inc.	686,626	94,520,935
	Sysco Corp.	121,894	6,442,098
	Walmart, Inc.	69,502	8,993,559
TOTAL CONSUMER STAPLES			321,711,644
ENERGY — (0.5%)
	Apache Corp.	83,696	1,284,734
	Cabot Oil & Gas Corp.	113,425	2,121,048
*	Cheniere Energy, Inc.	27,151	1,343,431
	Cimarex Energy Co.	8,592	210,160
	ConocoPhillips	203,326	7,602,359
#	Continental Resources, Inc.	28,953	500,597
	Occidental Petroleum Corp.	93,185	1,466,732
TOTAL ENERGY			14,529,061
FINANCIALS — (2.7%)
	American Express Co.	97,128	9,063,985
	Ameriprise Financial, Inc.	83,371	12,808,287
	Aon P.L.C., Class A	66,847	13,718,341
#*	Credit Acceptance Corp.	1,186	554,977
	Discover Financial Services	14,023	693,157
	Erie Indemnity Co., Class A	726	152,547
	FactSet Research Systems, Inc.	10,796	3,738,655
	Interactive Brokers Group, Inc., Class A	3,200	158,720
	Lazard, Ltd., Class A	2,925	85,761
	LPL Financial Holdings, Inc.	18,737	1,480,598
	MarketAxess Holdings, Inc.	3,198	1,652,407
	Marsh & McLennan Cos., Inc.	34,932	4,073,071

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Moody's Corp.	34,201	$9,620,741
	MSCI, Inc.	14,597	5,488,180
	S&P Global, Inc.	60,942	21,344,935
	Santander Consumer USA Holdings, Inc.	21,091	387,231
	T Rowe Price Group, Inc.	7,094	979,681
TOTAL FINANCIALS			86,001,274
HEALTH CARE — (15.8%)
	AbbVie, Inc.	947,683	89,944,594
	AmerisourceBergen Corp.	74,521	7,466,259
	Amgen, Inc.	253,216	61,954,359
*	Biogen, Inc.	62,468	17,159,335
	Bristol-Myers Squibb Co.	432,626	25,377,841
	Cardinal Health, Inc.	155,044	8,468,503
*	Catalent, Inc.	504	44,019
	Chemed Corp.	1,058	520,737
*	Cigna Corp.	5,612	969,136
*	DaVita, Inc.	42,912	3,750,080
*	Elanco Animal Health, Inc.	219	5,175
	Eli Lilly and Co.	279,901	42,066,321
	Encompass Health Corp.	12,091	823,155
	Gilead Sciences, Inc.	182,157	12,665,376
*	IDEXX Laboratories, Inc.	20,792	8,270,018
*	Insulet Corp.	12,002	2,440,727
	Johnson & Johnson	472,696	68,900,169
	Merck & Co., Inc.	1,378,771	110,632,585
*	Mettler-Toledo International, Inc.	7,991	7,471,585
*	Molina Healthcare, Inc.	20,249	3,739,990
*	Waters Corp.	15,243	3,249,046
	Zoetis, Inc.	125,206	18,991,246
TOTAL HEALTH CARE			494,910,256
INDUSTRIALS — (12.7%)
	3M Co.	281,770	42,397,932
	Allegion P.L.C.	18,392	1,829,268
	Allison Transmission Holdings, Inc.	22,693	847,810
#	American Airlines Group, Inc.	50,289	559,214
	Boeing Co. (The)	41,230	6,514,340
	BWX Technologies, Inc.	1,500	81,780
	Caterpillar, Inc.	240,486	31,955,780
#	CH Robinson Worldwide, Inc.	41,084	3,850,393
	Cintas Corp.	12,555	3,789,978
*	Copart, Inc.	55,472	5,172,764
	CSX Corp.	154,986	11,056,701
	Cummins, Inc.	5,198	1,004,565
	Deere & Co.	82,056	14,467,293
	Delta Air Lines, Inc.	120,061	2,997,923
	Donaldson Co., Inc.	20,479	989,955
	Emerson Electric Co.	17,117	1,061,425
	Expeditors International of Washington, Inc.	36,666	3,098,644
	Fastenal Co.	203,276	9,562,103
	FedEx Corp.	15,941	2,684,464
	General Dynamics Corp.	17,163	2,518,499
	Graco, Inc.	31,407	1,672,109
*	HD Supply Holdings, Inc.	36,143	1,268,619
	Honeywell International, Inc.	90,936	13,583,110
	Huntington Ingalls Industries, Inc.	11,913	2,069,407
*	IAA, Inc.	27,656	1,198,888

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Illinois Tool Works, Inc.	83,855	$15,512,336
	JB Hunt Transport Services, Inc.	40,065	5,184,411
#	KAR Auction Services, Inc.	2,717	41,108
	L3Harris Technologies, Inc.	11,934	2,008,850
	Lennox International, Inc.	2,197	589,104
	Lincoln Electric Holdings, Inc.	8,192	740,475
	Lockheed Martin Corp.	75,891	28,760,412
	Nielsen Holdings P.L.C.	11,258	162,453
	Nordson Corp.	7,070	1,368,964
	Northrop Grumman Corp.	51,695	16,801,392
	Otis Worldwide Corp.	20,717	1,299,785
	PACCAR, Inc.	33,806	2,876,215
	Parker-Hannifin Corp.	35,683	6,384,402
*	Resideo Technologies, Inc.	3,906	51,872
	Robert Half International, Inc.	26,339	1,339,865
	Rockwell Automation, Inc.	37,815	8,248,964
#	Rollins, Inc.	31,120	1,630,688
*	Sensata Technologies Holding P.L.C.	7,661	290,965
	Southwest Airlines Co.	72,380	2,235,818
	Spirit AeroSystems Holdings, Inc., Class A	24,700	483,379
	Toro Co. (The)	18,495	1,319,618
	TransUnion	10,783	965,833
	Union Pacific Corp.	350,873	60,823,835
*	United Airlines Holdings, Inc.	111,212	3,489,833
	United Parcel Service, Inc., Class B	192,461	27,475,732
*	United Rentals, Inc.	27,226	4,230,104
	Verisk Analytics, Inc.	43,155	8,143,780
	Waste Management, Inc.	159,386	17,468,706
	WW Grainger, Inc.	33,513	11,445,695
TOTAL INDUSTRIALS			397,607,558
INFORMATION TECHNOLOGY — (34.4%)
	Accenture P.L.C., Class A	158,415	35,608,524
*	Advanced Micro Devices, Inc.	88,083	6,820,267
	Alliance Data Systems Corp.	12,531	555,875
	Amphenol Corp., Class A	41,589	4,398,453
	Apple, Inc.	389,178	165,416,217
	Applied Materials, Inc.	182,388	11,733,020
*	Aspen Technology, Inc.	6,461	628,397
	Automatic Data Processing, Inc.	186,387	24,772,696
	Booz Allen Hamilton Holding Corp.	51,294	4,193,797
	Broadridge Financial Solutions, Inc.	56,199	7,549,774
*	Cadence Design Systems, Inc.	17,149	1,873,528
	CDK Global, Inc.	2,876	130,743
	CDW Corp.	59,258	6,888,742
	Cisco Systems, Inc.	1,055,026	49,691,725
	Citrix Systems, Inc.	40,328	5,757,225
*	F5 Networks, Inc.	12,438	1,690,324
*	Fair Isaac Corp.	4,309	1,892,470
*	Fiserv, Inc.	47,602	4,750,203
*	FleetCor Technologies, Inc.	27,046	6,993,284
*	Fortinet, Inc.	58,866	8,141,168
*	Gartner, Inc.	23,276	2,901,121
	Global Payments, Inc.	23,589	4,199,314
*	GoDaddy, Inc., Class A	29,123	2,046,764
	Intel Corp.	270,214	12,897,314
	International Business Machines Corp.	452,058	55,576,010
	Intuit, Inc.	74,476	22,817,212
	Jack Henry & Associates, Inc.	10,151	1,809,923

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	64,592	$12,907,419
	Lam Research Corp.	61,304	23,121,417
	Mastercard, Inc., Class A	322,807	99,595,644
	Maxim Integrated Products, Inc.	67,956	4,627,124
*	Micron Technology, Inc.	208,124	10,417,647
	Microsoft Corp.	715,425	146,669,279
	NetApp, Inc.	54,833	2,429,102
	NortonLifeLock, Inc.	295,343	6,335,107
	NVIDIA Corp.	34,281	14,555,370
*	ON Semiconductor Corp.	33,310	686,186
	Oracle Corp.	955,052	52,957,633
	Paychex, Inc.	91,579	6,586,362
*	Paycom Software, Inc.	12,125	3,447,986
	QUALCOMM, Inc.	360,683	38,091,732
	Sabre Corp.	58,513	442,358
	Seagate Technology P.L.C.	134,311	6,073,543
	Skyworks Solutions, Inc.	7,510	1,093,306
	Texas Instruments, Inc.	382,512	48,789,406
	Ubiquiti, Inc.	4,939	915,197
	Visa, Inc., Class A	747,139	142,255,266
#*	VMware, Inc., Class A	889	124,647
	Western Digital Corp.	19,367	834,718
	Western Union Co. (The)	25,456	618,072
*	Zebra Technologies Corp., Class A	15,357	4,311,478
TOTAL INFORMATION TECHNOLOGY			1,079,620,089
MATERIALS — (1.7%)
	Avery Dennison Corp.	22,315	2,529,182
*	Axalta Coating Systems, Ltd.	59,171	1,313,596
*	Berry Global Group, Inc.	30,253	1,512,347
	Celanese Corp.	33,634	3,269,225
	Chemours Co. (The)	28,329	524,936
*	Crown Holdings, Inc.	40,575	2,904,359
	Eastman Chemical Co.	5,128	382,703
	Freeport-McMoRan, Inc.	13,317	172,056
	International Paper Co.	92,764	3,227,260
	LyondellBasell Industries NV, Class A	194,520	12,161,390
	NewMarket Corp.	319	119,564
	Packaging Corp. of America	24,404	2,345,713
	PPG Industries, Inc.	30,385	3,270,945
	Scotts Miracle-Gro Co. (The)	6,472	1,026,265
	Sealed Air Corp.	11,977	427,339
	Sherwin-Williams Co. (The)	26,091	16,904,881
	Southern Copper Corp.	2,568	112,247
	Steel Dynamics, Inc.	50,290	1,378,449
	WR Grace & Co.	1,617	74,592
TOTAL MATERIALS			53,657,049

U.S. High Relative Profitability Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (0.1%)
NRG Energy, Inc.	93,340	$3,155,825
TOTAL COMMON STOCKS		3,097,043,004
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	11,649	65,229
TOTAL INVESTMENT SECURITIES (Cost $2,636,640,275)		3,097,108,233

TEMPORARY CASH INVESTMENTS — (1.3%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	42,190,735	42,190,735
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	217,682	2,518,801
TOTAL INVESTMENTS — (100.0%)
(Cost $2,681,349,114)^^			$3,141,817,769
As of July 31, 2020, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	125	09/18/20	$19,046,201	$20,396,875	$1,350,674
Total Futures Contracts			$19,046,201	$20,396,875	$1,350,674
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$147,839,665	—	—	$147,839,665
Consumer Discretionary	498,010,583	—	—	498,010,583
Consumer Staples	321,711,644	—	—	321,711,644
Energy	14,529,061	—	—	14,529,061
Financials	86,001,274	—	—	86,001,274
Health Care	494,910,256	—	—	494,910,256
Industrials	397,607,558	—	—	397,607,558
Information Technology	1,079,620,089	—	—	1,079,620,089
Materials	53,657,049	—	—	53,657,049
Utilities	3,155,825	—	—	3,155,825
Rights/Warrants
Energy	—	$65,229	—	65,229
Temporary Cash Investments	42,190,735	—	—	42,190,735
Securities Lending Collateral	—	2,518,801	—	2,518,801
Futures Contracts**	1,350,674	—	—	1,350,674
TOTAL	$3,140,584,413	$2,584,030	—	$3,143,168,443
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (6.1%)
	Altium, Ltd.	2,303	$53,808
*	AMP, Ltd.	680,056	707,600
	Ampol, Ltd.	31,359	587,825
	Aristocrat Leisure, Ltd.	166,013	3,112,662
	Aurizon Holdings, Ltd.	38,508	122,800
	Beach Energy, Ltd.	132,550	132,841
	BHP Group, Ltd.	250,101	6,584,871
#	BHP Group, Ltd., Sponsored ADR	159,356	8,420,371
	Brambles, Ltd.	196,154	1,514,460
	Carsales.com, Ltd.	67,725	885,375
	CIMIC Group, Ltd.	22,167	341,049
	Coca-Cola Amatil, Ltd.	166,667	972,753
	Cochlear, Ltd.	16,626	2,268,845
	Coles Group, Ltd.	227,196	2,945,530
	Computershare, Ltd.	101,038	967,019
	CSL, Ltd.	72,199	14,042,897
	Domino's Pizza Enterprises, Ltd.	17,590	928,814
	Evolution Mining, Ltd.	99,657	425,736
	Flight Centre Travel Group, Ltd.	5,805	44,053
	Fortescue Metals Group, Ltd.	329,315	4,099,052
	IDP Education, Ltd.	34,865	330,206
	James Hardie Industries P.L.C.	139,891	2,887,257
#	JB Hi-Fi, Ltd.	39,984	1,309,461
	Macquarie Group, Ltd.	2,062	181,213
	Magellan Financial Group, Ltd.	42,572	1,849,551
	Medibank Pvt, Ltd.	467,567	933,776
	Northern Star Resources, Ltd.	135,254	1,535,097
	Qantas Airways, Ltd.	264,656	606,793
	Ramsay Health Care, Ltd.	58,087	2,567,394
	REA Group, Ltd.	17,582	1,357,678
	Rio Tinto, Ltd.	63,979	4,682,536
	Telstra Corp., Ltd.	788,526	1,888,141
*	TPG Telecom, Ltd.	24,792	142,410
#*	Tuas, Ltd.	12,396	6,244
	Wesfarmers, Ltd.	118,583	3,942,617
	Woolworths Group, Ltd.	195,724	5,418,430
TOTAL AUSTRALIA			78,797,165
AUSTRIA — (0.1%)
*	OMV AG	26,518	837,487
	Raiffeisen Bank International AG	1,685	28,985
TOTAL AUSTRIA			866,472
BELGIUM — (0.9%)
	Anheuser-Busch InBev SA	74,646	4,053,515
	Colruyt SA	11,710	680,077
	Proximus SADP	39,773	818,171
	Solvay SA	4,648	360,746
	UCB SA	25,330	3,254,696
	Umicore SA	46,361	2,189,496
TOTAL BELGIUM			11,356,701
CANADA — (8.4%)
	Agnico Eagle Mines, Ltd.	77,117	6,124,107

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Air Canada	26,895	$303,396
	Alimentation Couche-Tard, Inc., Class B	125,094	4,347,401
	B2Gold Corp.	283,261	1,962,494
	B2Gold Corp.	62,567	431,712
	Bank of Montreal	4,666	255,272
	Barrick Gold Corp.	16,036	463,439
	Barrick Gold Corp.	2,592	74,935
#*	Bausch Health Cos., Inc.	22,422	409,650
#*	Bausch Health Cos., Inc.	48,841	892,990
#	BCE, Inc.	10,136	424,979
	BCE, Inc.	11,542	483,956
	CAE, Inc.	48,658	726,174
	CAE, Inc.	16,865	251,794
*	Canada Goose Holdings, Inc.	1,500	33,383
#*	Canada Goose Holdings, Inc.	975	21,723
	Canadian National Railway Co.	56,733	5,541,786
	Canadian National Railway Co.	51,046	4,991,788
	Canadian Natural Resources, Ltd.	332,623	5,867,992
	Canadian Natural Resources, Ltd.	32,540	574,656
	Canadian Pacific Railway, Ltd.	5,300	1,457,584
	Canadian Pacific Railway, Ltd.	10,966	3,017,624
	Canadian Tire Corp., Ltd., Class A	3,527	325,170
	CCL Industries, Inc., Class B	42,173	1,402,985
*	CGI, Inc.	29,128	2,079,448
*	CGI, Inc.	31,132	2,223,598
	Cogeco Communications, Inc.	5,484	418,020
	Constellation Software, Inc.	2,875	3,400,697
	Dollarama, Inc.	3,900	142,612
	Element Fleet Management Corp.	80,353	674,283
	Empire Co., Ltd., Class A	58,492	1,502,639
	FirstService Corp.	1,649	197,138
	FirstService Corp.	6,298	753,249
	George Weston, Ltd.	24,209	1,828,530
	Gildan Activewear, Inc.	1,300	23,070
#	Gildan Activewear, Inc.	2,361	41,931
	Husky Energy, Inc.	12,239	39,382
	Innergex Renewable Energy, Inc.	6,077	104,304
	Inter Pipeline, Ltd.	4,958	46,454
	Keyera Corp.	6,858	104,243
*	Kinross Gold Corp.	112,400	1,048,938
*	Kinross Gold Corp.	355,047	3,326,790
	Kirkland Lake Gold, Ltd.	71,162	3,886,297
	Kirkland Lake Gold, Ltd.	8,515	464,919
	Loblaw Cos., Ltd.	55,593	2,884,137
	Magna International, Inc.	54,181	2,504,271
	Magna International, Inc.	50,730	2,342,204
	Metro, Inc.	60,649	2,660,596
	National Bank of Canada	108,286	5,112,551
	Northland Power, Inc.	30,874	845,926
#	Open Text Corp.	53,188	2,394,046
	Open Text Corp.	20,437	920,278
	Parkland Corp.	39,288	1,034,520
	Quebecor, Inc., Class B	47,134	1,075,378
#	Restaurant Brands International, Inc.	28,950	1,635,050
	Restaurant Brands International, Inc.	8,928	504,611
	Ritchie Bros Auctioneers, Inc.	22,931	1,060,224
	Ritchie Bros Auctioneers, Inc.	913	42,254
	Rogers Communications, Inc., Class B	76,664	3,130,778
	Rogers Communications, Inc., Class B	26,095	1,065,720

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Royal Bank of Canada	40,820	$2,815,908
	Royal Bank of Canada	34,564	2,388,027
	Saputo, Inc.	25,256	618,083
	Shaw Communications, Inc., Class B	111,480	2,039,091
	Shaw Communications, Inc., Class B	32,364	591,938
*	Spin Master Corp.	700	13,055
	Stantec, Inc.	31,261	1,006,131
	Suncor Energy, Inc.	164,912	2,594,121
	Suncor Energy, Inc.	64,517	1,016,788
	Teck Resources, Ltd., Class B	500	5,066
	Teck Resources, Ltd., Class B	12,385	125,460
	Toromont Industries, Ltd.	19,893	1,084,465
#	Waste Connections, Inc.	13,981	1,428,944
	WSP Global, Inc.	27,562	1,730,740
TOTAL CANADA			109,363,893
DENMARK — (2.2%)
	Coloplast A.S., Class B	25,080	4,281,087
#	Novo Nordisk A.S., Class B	364,380	23,907,908
	Pandora A.S.	13,476	857,090
TOTAL DENMARK			29,046,085
FINLAND — (1.1%)
	Elisa Oyj	47,711	2,829,674
	Kesko Oyj, Class A	7,598	154,749
	Kesko Oyj, Class B	82,488	1,749,078
	Kone Oyj, Class B	52,238	4,148,153
	Neste Oyj	74,777	3,434,622
	Orion Oyj, Class A	1,529	66,586
	Orion Oyj, Class B	20,461	892,694
	Stora Enso Oyj, Class R	38,201	479,106
	UPM-Kymmene Oyj	35,281	941,780
TOTAL FINLAND			14,696,442
FRANCE — (8.7%)
	Aeroports de Paris	4,620	435,534
	Air Liquide SA	10,673	1,755,497
*	Airbus SE	50,662	3,708,256
	Arkema SA	14,471	1,505,493
*	Bouygues SA	80,599	2,847,287
*	Bureau Veritas SA	74,156	1,631,417
	Cie Generale des Etablissements Michelin SCA	67,363	6,976,522
	Danone SA	29,506	1,974,933
*	Eiffage SA	31,733	2,773,239
	Electricite de France SA	39,445	399,443
*	Eurofins Scientific SE	3,377	2,210,335
*	Faurecia SE	11,017	425,452
	Hermes International	4,496	3,645,085
#	Iliad SA	4,489	877,921
	Ipsen SA	11,922	1,143,348
	Kering SA	12,740	7,219,581
	Legrand SA	74,727	5,780,752
	LVMH Moet Hennessy Louis Vuitton SE	55,399	24,089,872
	Orange SA	429,717	5,036,661
*	Peugeot SA	210,760	3,387,907
	Publicis Groupe SA	16,490	527,285
*	Safran SA	51,635	5,491,472
	Sartorius Stedim Biotech	5,109	1,598,003

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	SEB SA	5,839	$964,146
	Sodexo SA	26,113	1,802,166
	STMicroelectronics NV	116,439	3,271,604
#	STMicroelectronics NV	9,659	269,872
	Teleperformance	19,704	5,766,676
	Thales SA	35,553	2,570,177
*	Ubisoft Entertainment SA	23,877	1,994,265
	Valeo SA	51,419	1,319,534
	Vinci SA	103,911	8,943,107
TOTAL FRANCE			112,342,842
GERMANY — (7.2%)
*	Adidas AG	29,717	8,195,272
	Bayer AG	5,723	380,199
	Bayerische Motoren Werke AG	74,076	4,737,194
	Bechtle AG	7,725	1,503,458
	Brenntag AG	43,295	2,671,864
	Continental AG	39,663	3,831,396
	Covestro AG	43,320	1,681,137
	Daimler AG	168,971	7,388,090
	Deutsche Boerse AG	33,560	6,106,034
#*	Deutsche Lufthansa AG	35,566	312,037
*	Deutsche Post AG	175,851	7,137,822
	Deutsche Telekom AG	689,860	11,517,038
	E.ON SE	223,928	2,628,918
	Evonik Industries AG	8,479	229,071
*	Fielmann AG	6,893	502,217
*	Fresenius Medical Care AG & Co. KGaA	69,348	6,109,703
*	Fresenius SE & Co. KGaA	69,449	3,465,067
	Fuchs Petrolub SE	3,253	110,782
*	HelloFresh SE	34,388	1,866,641
	Hochtief AG	3,093	252,543
	Infineon Technologies AG	230,358	5,873,063
	KION Group AG	22,070	1,686,721
	Knorr-Bremse AG	10,846	1,269,061
	METRO AG	26,051	237,673
*	MTU Aero Engines AG	10,129	1,756,240
#	Nemetschek SE	17,051	1,249,939
*	Puma SE	25,701	2,000,511
	Rational AG	635	377,162
*	RTL Group SA	8,165	269,403
	SAP SE	9,876	1,558,960
	Symrise AG	26,614	3,327,036
	Telefonica Deutschland Holding AG	295,105	805,212
*	Thyssenkrupp AG	43,042	334,562
	United Internet AG	26,764	1,214,467
*	Volkswagen AG	6,787	1,056,683
TOTAL GERMANY			93,643,176
HONG KONG — (2.8%)
	AIA Group, Ltd.	629,200	5,673,458
	ASM Pacific Technology, Ltd.	26,700	301,370
	BOC Aviation, Ltd.	66,300	383,775
	BOC Hong Kong Holdings, Ltd.	50,000	139,403
#	Cathay Pacific Airways, Ltd.	229,000	154,621
	Chow Tai Fook Jewellery Group, Ltd.	329,600	355,237
	Galaxy Entertainment Group, Ltd.	514,000	3,505,345
#	Hang Seng Bank, Ltd.	134,900	2,122,590

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT, Ltd.	1,222,000	$1,800,603
	Hong Kong & China Gas Co., Ltd.	174,950	250,674
	Hong Kong Exchanges & Clearing, Ltd.	184,837	8,800,669
	Melco International Development, Ltd.	34,000	64,185
	MGM China Holdings, Ltd.	152,800	190,416
#	NagaCorp., Ltd.	388,000	414,742
	PCCW, Ltd.	1,230,000	693,416
*	Prada SpA	98,300	379,466
	Sands China, Ltd.	367,200	1,400,065
	Techtronic Industries Co., Ltd.	458,500	4,795,467
	Vitasoy International Holdings, Ltd.	128,000	486,602
	WH Group, Ltd.	3,614,500	3,217,473
	Wynn Macau, Ltd.	350,800	615,239
	Xinyi Glass Holdings, Ltd.	586,000	859,750
	Yue Yuen Industrial Holdings, Ltd.	75,500	119,829
TOTAL HONG KONG			36,724,395
IRELAND — (0.5%)
	CRH P.L.C., Sponsored ADR	64,741	2,355,925
	Kerry Group P.L.C., Class A	3,844	509,124
	Kingspan Group P.L.C.	30,526	2,189,935
	Smurfit Kappa Group P.L.C.	49,573	1,674,730
TOTAL IRELAND			6,729,714
ISRAEL — (0.3%)
	Bank Leumi Le-Israel BM	18,070	91,604
*	Bezeq The Israeli Telecommunication Corp., Ltd.	83,741	83,558
	Elbit Systems, Ltd.	1,780	251,541
	Elbit Systems, Ltd.	3,994	562,954
	Harel Insurance Investments & Financial Services, Ltd.	235	1,558
	ICL Group, Ltd.	142,733	445,530
	Mizrahi Tefahot Bank, Ltd.	38,294	802,637
*	Nice, Ltd.	376	77,225
#*	Nice, Ltd., Sponsored ADR	3,637	746,458
	Oil Refineries, Ltd.	225,592	42,075
*	Shapir Engineering and Industry, Ltd.	27,003	199,660
	Shufersal, Ltd.	12,102	85,224
	Strauss Group, Ltd.	5,852	167,054
*	Tower Semiconductor, Ltd.	12,061	259,312
*	Tower Semiconductor, Ltd.	14,140	314,090
TOTAL ISRAEL			4,130,480
ITALY — (1.6%)
	A2A SpA	20,520	29,484
*	Amplifon SpA	13,929	476,844
*	Atlantia SpA	117,567	1,883,559
*	CNH Industrial NV	146,903	998,189
#	DiaSorin SpA	4,926	971,656
	Enel SpA	268,165	2,456,533
	Eni SpA	41,489	369,576
	Ferrari NV	1,191	212,968
#	Ferrari NV	12,445	2,261,256
*	Fiat Chrysler Automobiles NV	301,454	3,064,700
*	FinecoBank Banca Fineco SpA	111,400	1,623,963
	Hera SpA	105,155	404,224
*	Moncler SpA	45,387	1,754,746
	Recordati SpA	22,363	1,201,121

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Snam SpA	535,621	$2,851,354
TOTAL ITALY			20,560,173
JAPAN — (22.4%)
	Advantest Corp.	49,800	2,719,033
	Aeon Co., Ltd.	117,300	2,773,389
	Ain Holdings, Inc.	7,100	451,828
	Air Water, Inc.	58,100	753,302
	Aisin Seiki Co., Ltd.	4,700	135,742
	Alps Alpine Co., Ltd.	42,700	538,279
#	Anritsu Corp.	24,500	590,762
	Asahi Group Holdings, Ltd.	62,700	2,043,762
	Asahi Intecc Co., Ltd.	51,500	1,436,911
	Astellas Pharma, Inc.	303,600	4,735,541
	Bandai Namco Holdings, Inc.	25,200	1,391,603
	Benefit One, Inc.	17,200	377,237
	Bridgestone Corp.	94,300	2,777,657
	Brother Industries, Ltd.	71,900	1,119,065
	Calbee, Inc.	11,300	359,084
	Capcom Co., Ltd.	29,300	1,151,513
	Chugai Pharmaceutical Co., Ltd.	96,300	4,347,872
	Cosmos Pharmaceutical Corp.	6,700	1,231,191
	Create SD Holdings Co., Ltd.	7,700	276,428
	CyberAgent, Inc.	27,400	1,549,915
	Daifuku Co., Ltd.	20,600	1,877,198
	Daiichikosho Co., Ltd.	10,300	277,581
	Daikin Industries, Ltd.	44,400	7,812,023
#	Daio Paper Corp.	27,400	372,101
	Daito Trust Construction Co., Ltd.	20,200	1,584,128
	Daiwa House Industry Co., Ltd.	110,700	2,442,840
	Denka Co., Ltd.	12,300	295,802
	DIC Corp.	25,208	606,874
	DMG Mori Co., Ltd.	7,300	78,398
	Elecom Co., Ltd.	6,300	314,518
	en-japan, Inc.	200	4,816
	FamilyMart Co., Ltd.	93,700	2,103,360
	Fancl Corp.	20,900	602,916
	Fast Retailing Co., Ltd.	8,900	4,733,036
	FP Corp.	5,300	428,941
	Fuji Electric Co., Ltd.	23,000	626,951
#	Fuji Kyuko Co., Ltd.	3,400	90,835
	Fujitsu, Ltd.	37,300	4,994,290
	Fuyo General Lease Co., Ltd.	400	22,642
	GMO internet, Inc.	19,900	576,492
	GMO Payment Gateway, Inc.	10,700	1,121,739
	Goldwin, Inc.	4,100	245,135
	GungHo Online Entertainment, Inc.	6,730	123,733
	Hakuhodo DY Holdings, Inc.	35,000	384,222
	Haseko Corp.	89,000	1,051,535
	Hikari Tsushin, Inc.	4,971	1,077,716
	Hino Motors, Ltd.	20,300	117,056
	HIS Co., Ltd.	1,400	16,494
	Hitachi Capital Corp.	18,500	445,018
	Hitachi Construction Machinery Co., Ltd.	22,200	643,312
	Hitachi Transport System, Ltd.	16,100	474,078
	Hoya Corp.	61,800	6,094,681
	Hulic Co., Ltd.	88,600	761,576
	IHI Corp.	47,700	594,618
	Infomart Corp.	49,100	304,898

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Inpex Corp.	350,400	$2,000,088
	IR Japan Holdings, Ltd.	2,300	254,019
	Isuzu Motors, Ltd.	16,200	132,135
	Ito En, Ltd.	18,000	1,065,470
	Itochu Techno-Solutions Corp.	22,300	905,712
#	Iwatani Corp.	3,700	130,680
	Izumi Co., Ltd.	11,700	451,094
	Japan Airlines Co., Ltd.	1,800	29,137
	Japan Exchange Group, Inc.	108,000	2,564,560
	Japan Tobacco, Inc.	221,500	3,785,979
	JTEKT Corp.	17,500	116,466
	Justsystems Corp.	9,100	706,369
	Kakaku.com, Inc.	33,300	803,994
	Kaken Pharmaceutical Co., Ltd.	7,200	327,213
	Kao Corp.	84,700	6,144,475
	Kawasaki Heavy Industries, Ltd.	48,200	657,286
	KDDI Corp.	352,500	11,208,598
	Keihan Holdings Co., Ltd.	26,000	1,059,910
	Kirin Holdings Co., Ltd.	31,500	606,963
	Kobe Bussan Co., Ltd.	13,100	813,033
	Koito Manufacturing Co., Ltd.	34,900	1,366,565
	Komatsu, Ltd.	111,000	2,180,806
	Konami Holdings Corp.	13,600	415,603
	Kose Corp.	8,100	820,417
	Kotobuki Spirits Co., Ltd.	300	8,973
	Kusuri no Aoki Holdings Co., Ltd.	4,400	409,563
	Kyudenko Corp.	12,000	340,124
	Lasertec Corp.	21,600	1,907,162
	Lawson, Inc.	16,900	841,566
	Life Corp.	4,900	228,045
	Lion Corp.	60,800	1,580,345
	M3, Inc.	45,800	2,351,947
	Maruwa Unyu Kikan Co., Ltd.	4,600	155,654
	McDonald's Holdings Co. Japan, Ltd.	16,100	770,519
	MEIJI Holdings Co., Ltd.	21,200	1,664,718
	Minebea Mitsumi, Inc.	126,700	2,077,798
	Mitsubishi Chemical Holdings Corp.	384,200	2,064,238
	Mitsubishi Heavy Industries, Ltd.	109,900	2,556,667
	Mitsubishi UFJ Lease & Finance Co., Ltd.	142,500	604,894
	Mitsui Chemicals, Inc.	24,600	468,175
	MonotaRO Co., Ltd.	33,300	1,416,215
	Morinaga & Co., Ltd.	11,300	409,672
	Morinaga Milk Industry Co., Ltd.	12,500	583,492
	Murata Manufacturing Co., Ltd.	93,900	6,031,257
	NEC Corp.	44,300	2,481,931
	NET One Systems Co., Ltd.	27,630	1,076,435
	Nichirei Corp.	38,600	1,102,176
	Nifco, Inc.	27,800	624,615
	Nihon M&A Center, Inc.	35,400	1,723,732
	Nihon Unisys, Ltd.	25,300	765,603
	Nintendo Co., Ltd.	14,700	6,465,209
	Nippon Express Co., Ltd.	15,400	732,102
	Nippon Suisan Kaisha, Ltd.	25,400	106,561
	Nippon Yusen K.K.	30,613	398,335
	Nipro Corp.	40,100	429,359
	Nissan Chemical Corp.	39,200	2,076,086
	Nissan Motor Co., Ltd.	34,300	117,325
	Nitori Holdings Co., Ltd.	9,800	2,145,575
	Noevir Holdings Co., Ltd.	1,600	66,212

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute, Ltd.	40,800	$1,076,851
	NSK, Ltd.	18,900	127,228
	NTT Data Corp.	117,100	1,331,338
	NTT DOCOMO, Inc.	247,500	6,813,952
	Olympus Corp.	162,600	2,924,598
	Open House Co., Ltd.	20,900	589,877
	Oracle Corp.	5,900	710,728
	Orient Corp.	8,000	7,712
	OSG Corp.	8,300	113,097
	Otsuka Corp.	33,100	1,725,808
	Pan Pacific International Holdings Corp.	66,700	1,511,755
	Panasonic Corp.	445,500	3,858,642
	Park24 Co., Ltd.	31,700	422,335
*	PeptiDream, Inc.	3,100	124,887
	Persol Holdings Co., Ltd.	52,500	663,723
	Pigeon Corp.	29,700	1,154,679
	Pilot Corp.	300	8,337
	Pola Orbis Holdings, Inc.	10,600	176,239
	Rakus Co., Ltd.	9,200	212,419
	Rakuten, Inc.	21,200	194,814
	Recruit Holdings Co., Ltd.	192,500	6,005,199
	Relo Group, Inc.	26,100	453,615
*	Renesas Electronics Corp.	285,200	1,568,731
	Rengo Co., Ltd.	59,300	446,056
	Ryohin Keikaku Co., Ltd.	87,700	1,057,067
	Sankyu, Inc.	19,400	668,895
	Sanwa Holdings Corp.	55,500	475,638
	Sapporo Holdings, Ltd.	7,100	122,269
	SCREEN Holdings Co., Ltd.	2,600	130,679
#	SCSK Corp.	16,300	829,610
	Seibu Holdings, Inc.	77,600	693,544
	Seiko Epson Corp.	55,600	589,861
	Sekisui Chemical Co., Ltd.	73,000	993,695
	Seria Co., Ltd.	11,600	464,126
	Seven & I Holdings Co., Ltd.	137,600	4,158,204
	Seven Bank, Ltd.	206,100	505,570
	SG Holdings Co., Ltd.	36,400	1,335,830
	Sharp Corp.	69,100	682,008
	Shionogi & Co., Ltd.	2,800	166,575
	Ship Healthcare Holdings, Inc.	10,200	439,133
	Shiseido Co., Ltd.	69,400	3,866,702
	Showa Denko K.K.	45,100	935,019
	Skylark Holdings Co., Ltd.	66,400	920,821
	SMS Co., Ltd.	17,900	444,167
	Softbank Corp.	276,800	3,705,301
	SoftBank Group Corp.	210,400	13,270,574
	Sony Corp.	244,300	18,980,889
	Stanley Electric Co., Ltd.	4,800	114,983
	Subaru Corp.	100,600	1,900,071
	SUMCO Corp.	93,000	1,442,896
	Sumitomo Forestry Co., Ltd.	36,600	409,204
	Sumitomo Rubber Industries, Ltd.	49,003	407,675
	Sundrug Co., Ltd.	19,200	653,394
	Suntory Beverage & Food, Ltd.	9,700	366,138
	Sushiro Global Holdings, Ltd.	32,500	689,284
	Suzuki Motor Corp.	43,800	1,437,228
	Sysmex Corp.	25,100	1,930,104
	Taiheiyo Cement Corp.	21,800	473,123
	Taisei Corp.	65,500	2,249,916

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiyo Nippon Sanso Corp.	57,400	$905,399
	Taiyo Yuden Co., Ltd.	42,400	1,344,054
	TDK Corp.	24,900	2,772,288
	TechnoPro Holdings, Inc.	11,800	602,980
	Teijin, Ltd.	58,900	850,618
	Terumo Corp.	48,600	1,838,589
	TIS, Inc.	56,900	1,218,547
	Toei Animation Co., Ltd.	900	46,322
	Tokai Carbon Co., Ltd.	71,600	624,694
	Tokyo Century Corp.	14,700	826,804
	Tokyo Electron, Ltd.	24,100	6,668,886
#	Toshiba TEC Corp.	9,100	349,841
	Tosoh Corp.	19,700	264,416
	Toyo Tire Corp	40,100	533,551
	Toyota Boshoku Corp.	21,900	256,195
	Trend Micro, Inc.	42,200	2,474,983
	Tsuruha Holdings, Inc.	9,500	1,317,324
	Ulvac, Inc.	1,500	44,498
	Unicharm Corp.	26,900	1,216,762
	USS Co., Ltd.	51,700	766,501
	Welcia Holdings Co., Ltd.	13,700	1,254,216
#	Workman Co., Ltd.	5,000	472,363
	Yamaha Motor Co., Ltd.	84,700	1,235,100
	Yaoko Co., Ltd.	6,000	476,822
	Yaskawa Electric Corp.	3,800	126,340
	Yokohama Rubber Co., Ltd. (The)	39,800	509,088
	Z Holdings Corp.	171,000	909,332
	Zenkoku Hosho Co., Ltd.	16,800	587,168
	Zensho Holdings Co., Ltd.	27,000	488,785
	ZOZO, Inc.	30,000	811,511
TOTAL JAPAN			290,917,309
NETHERLANDS — (4.0%)
*	Adyen NV	1,983	3,327,489
	ASML Holding NV	9,811	3,488,180
	ASML Holding NV	2,890	1,022,251
#	Coca-Cola European Partners P.L.C.	34,873	1,412,887
	Euronext NV	12,915	1,491,911
*	GrandVision NV	6,983	200,297
	Heineken NV	39,287	3,805,188
	Koninklijke Ahold Delhaize NV	259,532	7,474,741
#	Koninklijke KPN NV	1,325,297	3,491,369
*	OCI NV	5,175	61,662
	Randstad NV	31,002	1,493,285
	Unilever NV	209,127	12,344,767
#	Unilever NV	62,170	3,673,643
	Wolters Kluwer NV	111,362	8,789,200
TOTAL NETHERLANDS			52,076,870
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd.	77,067	1,073,915
	Air New Zealand, Ltd.	40,841	36,357
	Chorus, Ltd.	152,854	755,248
	Fisher & Paykel Healthcare Corp., Ltd.	2,889	69,204
	Spark New Zealand, Ltd.	507,794	1,664,109
	Z Energy, Ltd.	2,576	4,819
TOTAL NEW ZEALAND			3,603,652

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
NORWAY — (0.6%)
	Aker BP ASA	47,410	$902,785
*	Bakkafrost P/F	402	24,524
	Equinor ASA	234,030	3,508,845
	Mowi ASA	6,167	112,000
*	Salmar ASA	15,086	717,505
	Telenor ASA	111,494	1,723,561
	TGS NOPEC Geophysical Co. ASA	5,506	81,959
*	Tomra Systems ASA	20,575	847,132
	Yara International ASA	10,422	439,640
TOTAL NORWAY			8,357,951
PORTUGAL — (0.1%)
	Jeronimo Martins SGPS SA	62,931	1,055,118
SINGAPORE — (0.8%)
	Dairy Farm International Holdings, Ltd.	73,200	314,514
	DBS Group Holdings, Ltd.	13,600	196,461
	Genting Singapore, Ltd.	899,900	482,755
	Jardine Cycle & Carriage, Ltd.	21,000	307,916
	Olam International, Ltd.	77,300	75,269
	SATS, Ltd.	122,000	244,540
	Sembcorp Industries, Ltd.	18,000	22,724
	Singapore Airlines, Ltd.	339,750	847,526
	Singapore Exchange, Ltd.	186,900	1,114,919
	Singapore Technologies Engineering, Ltd.	348,000	832,378
	Singapore Telecommunications, Ltd.	1,278,400	2,320,133
	Singapore Telecommunications, Ltd.	104,400	190,146
	United Overseas Bank, Ltd.	148,900	2,096,439
	Venture Corp., Ltd.	65,900	860,616
	Yangzijiang Shipbuilding Holdings, Ltd.	50,800	34,041
TOTAL SINGAPORE			9,940,377
SPAIN — (2.0%)
	Acciona SA	5,668	629,228
	ACS Actividades de Construccion y Servicios SA	71,077	1,648,739
*	Aena SME SA	18,279	2,383,311
	Amadeus IT Group SA	107,684	5,377,229
	Cellnex Telecom SA	20,124	1,266,492
	Enagas SA	31,498	794,674
	Endesa SA	82,518	2,353,982
	Fomento de Construcciones y Contratas SA	2,718	23,420
	Grifols SA	14,039	409,032
	Iberdrola SA	19,593	253,245
	Iberdrola SA	446	5,728
	Industria de Diseno Textil SA	144,831	3,837,717
#	Naturgy Energy Group SA	71,800	1,336,053
	Telefonica SA	1,385,247	5,801,436
TOTAL SPAIN			26,120,286
SWEDEN — (2.7%)
	AddTech AB, Class B	18,330	859,228
	Atlas Copco AB, Class A	119,941	5,324,357
	Atlas Copco AB, Class B	69,029	2,671,605
	Avanza Bank Holding AB	3,891	75,870
	Axfood AB	21,921	493,292
	Beijer Ref AB	15,507	604,715
	Boliden AB	14,852	405,581
	Electrolux AB, Class B	38,883	730,754

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Electrolux Professional AB, Class B	38,883	$153,514
#	Elekta AB, Class B	66,044	680,621
	Epiroc AB, Class A	125,435	1,753,847
	Epiroc AB, Class B	66,473	905,055
*	Essity AB, Class A	2,695	88,771
*	Essity AB, Class B	57,852	1,908,792
#	Evolution Gaming Group AB	25,865	1,755,220
#	Hennes & Mauritz AB, Class B	129,369	2,016,523
*	Indutrade AB	25,544	1,293,683
	Lifco AB, Class B	5,193	396,765
*	Loomis AB	12,383	295,884
	Millicom International Cellular SA	20,258	609,755
*	Sandvik AB	21,565	403,018
*	Securitas AB, Class B	98,547	1,469,381
	SKF AB, Class A	1,490	27,695
	SKF AB, Class B	80,608	1,492,282
	Sweco AB, Class B	17,150	988,089
*	Swedish Orphan Biovitrum AB	55,722	1,170,975
*	Volvo AB, Class A	54,955	948,656
*	Volvo AB, Class B	308,414	5,329,941
TOTAL SWEDEN			34,853,869
SWITZERLAND — (9.9%)
	Barry Callebaut AG	12	24,988
	EMS-Chemie Holding AG	2,810	2,426,632
	Geberit AG	11,658	6,434,245
	Givaudan SA	1,960	8,117,768
*	Kuehne + Nagel International AG	22,558	3,888,703
#	Logitech International SA	914	66,923
	Nestle SA	174,564	20,759,448
	Partners Group Holding AG	5,719	5,540,036
	Roche Holding AG	5,853	2,017,434
	Roche Holding AG	152,724	52,896,949
	Schindler Holding AG	6,700	1,676,703
	SGS SA	1,666	4,363,013
	Sika AG	36,778	8,081,305
*	Sonova Holding AG	10,445	2,361,657
	Straumann Holding AG	1,021	1,011,403
	Swisscom AG	11,869	6,309,148
	Temenos AG	19,215	2,839,637
TOTAL SWITZERLAND			128,815,992
UNITED KINGDOM — (12.9%)
	Admiral Group P.L.C.	58,942	1,838,089
	Anglo American P.L.C.	16,350	395,802
	Ashtead Group P.L.C.	168,979	5,380,929
	AstraZeneca P.L.C., Sponsored ADR	309,434	17,260,229
	AstraZeneca P.L.C.	52,021	5,747,259
	Auto Trader Group P.L.C.	252,656	1,764,933
	B&M European Value Retail SA	286,001	1,719,517
	BAE Systems P.L.C.	380,128	2,436,203
	Berkeley Group Holdings P.L.C.	617	35,799
	BHP Group P.L.C., ADR	76,357	3,337,564
	BHP Group P.L.C.	171,304	3,704,177
	BT Group P.L.C.	2,908,211	3,736,905
	Bunzl P.L.C.	96,698	2,770,013
	Burberry Group P.L.C.	139,321	2,270,064
	Centrica P.L.C.	237,819	149,949

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	CNH Industrial NV	73,425	$501,247
	Coca-Cola HBC AG	25,381	660,763
	Compass Group P.L.C.	619,326	8,521,427
	Croda International P.L.C.	33,379	2,491,216
#	Diageo P.L.C., Sponsored ADR	95,424	14,050,230
	Evraz P.L.C.	153,183	567,230
	Experian P.L.C.	150,867	5,269,800
	Ferguson P.L.C.	39,071	3,444,261
	G4S P.L.C.	34,399	63,905
	GlaxoSmithKline P.L.C., Sponsored ADR	286,876	11,566,840
	GlaxoSmithKline P.L.C.	297,812	5,932,507
	Halma P.L.C.	12,630	358,740
	Hargreaves Lansdown P.L.C.	79,841	1,811,969
	Hikma Pharmaceuticals P.L.C.	11,798	330,591
	HomeServe P.L.C.	46,197	799,758
	Howden Joinery Group P.L.C.	206,855	1,320,036
	Imperial Brands P.L.C.	348,738	5,810,253
	International Consolidated Airlines Group SA	65,315	140,775
	Intertek Group P.L.C.	49,479	3,479,810
	ITV P.L.C.	778,096	573,782
	JD Sports Fashion P.L.C.	158,924	1,256,353
	Mondi P.L.C.	89,693	1,588,704
	Next P.L.C.	31,626	2,232,224
*	Persimmon P.L.C.	52,030	1,624,387
#	RELX P.L.C., Sponsored ADR	194,930	4,126,668
	RELX P.L.C.	20,894	439,864
	RELX P.L.C.	28,850	612,702
	Rentokil Initial P.L.C.	567,090	3,956,218
	Rightmove P.L.C.	192,587	1,389,869
	Rio Tinto P.L.C.	8,041	489,473
#	Rio Tinto P.L.C., Sponsored ADR	102,477	6,255,196
	Sage Group P.L.C. (The)	42,854	406,679
	Smith & Nephew P.L.C.	2,751	54,298
	Spirax-Sarco Engineering P.L.C.	19,315	2,581,161
	SSE P.L.C.	373,541	6,336,130
	St James's Place P.L.C.	180,023	2,201,795
#	Unilever P.L.C., Sponsored ADR	173,770	10,509,610
	Unilever P.L.C.	24,155	1,438,309
TOTAL UNITED KINGDOM			167,742,212
UNITED STATES — (0.0%)
	Ovintiv, Inc.	40,998	397,276
TOTAL COMMON STOCKS			1,242,138,450
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
	Bayerische Motoren Werke AG	12,457	633,103
	Fuchs Petrolub SE	5,550	242,357
	Sartorius AG	9,277	3,569,434
*	Volkswagen AG	38,206	5,592,480
TOTAL GERMANY			10,037,374
RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*	Cathay Pacific Airways, Ltd. Rights 08/05/20	145,727	8,367

International High Relative Profitability Portfolio
CONTINUED
	Shares	Value»

SPAIN — (0.0%)
* Cellnex Telecom SA Rights 08/12/20	20,124	$84,153
TOTAL RIGHTS/WARRANTS		92,520
TOTAL INVESTMENT SECURITIES (Cost $1,150,788,006)		1,252,268,344

			Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§	The DFA Short Term Investment Fund	4,017,960	46,491,813
TOTAL INVESTMENTS — (100.0%)
(Cost $1,197,272,366)^^			$1,298,760,157
As of July 31, 2020, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	72	09/18/20	$11,720,600	$11,748,600	$28,000
Total Futures Contracts			$11,720,600	$11,748,600	$28,000
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$8,569,025	$70,228,140	—	$78,797,165
Austria	—	866,472	—	866,472
Belgium	—	11,356,701	—	11,356,701
Canada	109,363,893	—	—	109,363,893
Denmark	—	29,046,085	—	29,046,085
Finland	—	14,696,442	—	14,696,442
France	269,872	112,072,970	—	112,342,842
Germany	—	93,643,176	—	93,643,176
Hong Kong	—	36,724,395	—	36,724,395
Ireland	2,355,925	4,373,789	—	6,729,714
Israel	1,568,724	2,561,756	—	4,130,480
Italy	2,261,256	18,298,917	—	20,560,173
Japan	—	290,917,309	—	290,917,309
Netherlands	13,367,018	38,709,852	—	52,076,870
New Zealand	—	3,603,652	—	3,603,652
Norway	—	8,357,951	—	8,357,951
Portugal	—	1,055,118	—	1,055,118
Singapore	—	9,940,377	—	9,940,377
Spain	5,728	26,114,558	—	26,120,286
Sweden	295,884	34,557,985	—	34,853,869
Switzerland	66,923	128,749,069	—	128,815,992
United Kingdom	67,106,337	100,635,875	—	167,742,212
United States	397,276	—	—	397,276

International High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$10,037,374	—	$10,037,374
Rights/Warrants
Hong Kong	—	8,367	—	8,367
Spain	—	84,153	—	84,153
Securities Lending Collateral	—	46,491,813	—	46,491,813
Futures Contracts**	$28,000	—	—	28,000
TOTAL	$205,655,861	$1,093,132,296	—	$1,298,788,157
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	914,023	$22,814,015
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	728,037	18,281,015
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group Inc.	738,984	10,242,321
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	836,081	10,074,774
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	325,652	6,571,650
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group Inc.	249,603	5,608,590
Investment in VA International Small Portfolio of DFA Investment Dimensions Group Inc.	284,285	3,118,603
Investment in VA International Value Portfolio of DFA Investment Dimensions Group Inc.	235,685	2,274,357
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	53,458	1,950,693
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $77,723,031)^^		$80,936,018
Summary of the Portfolio’s investments as of July 31, 2020, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$80,936,018	—	—	$80,936,018
TOTAL	$80,936,018	—	—	$80,936,018

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	100	$102,403
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,150	1,177,577
City of Albert Lea (GO) Series A
3.000%, 02/01/22	370	385,481
City of Bemidji (GO) (AGM) Series A
5.000%, 02/01/21	575	588,351
City of Brainerd (GO) (MN CRED PROG) Series A
5.000%, 10/01/21	570	601,914
City of Cambridge (GO) Series A
3.000%, 02/01/23	375	399,941
City of Chaska (GO) Series B
5.000%, 02/01/21	385	394,213
5.000%, 02/01/23	180	200,993
City of Circle Pines (GO) Series B
3.000%, 02/01/21	215	217,989
City of Duluth (GO) Series D
3.000%, 02/01/21	100	101,385
City of East Grand Forks (GO) Series A
3.000%, 02/01/21	200	202,730
City of Hopkins (GO) Series D
3.000%, 02/01/22	130	135,459
City of Kasson (GO)
4.000%, 02/01/23	320	349,050
City of Lakeville (GO) Series B
5.000%, 02/01/24	710	828,350
City of Maple Grove (GO) Series E
5.000%, 02/01/22	700	750,239
City of Marshall (GO) Series A
5.000%, 02/01/22	225	241,112
City of Marshall (GO) Series B
5.000%, 02/01/21	110	112,605
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of Minneapolis (GO)
2.000%, 12/01/20	520	$523,193
4.000%, 12/01/20	1,150	1,164,536
3.000%, 12/01/27	5,000	5,503,350
City of Minnetonka (GO) Series A
4.000%, 02/01/22	415	438,925
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	828,786
City of Richfield (GO) Series A
3.000%, 02/01/24	255	278,929
City of Rochester (GO) Series A
5.000%, 02/01/22	195	209,147
5.000%, 02/01/23	325	348,225
City of Saint Cloud (GO) Series A
3.000%, 02/01/24	450	479,714
City of Saint Paul (GO) Series A
5.000%, 09/01/21	610	641,970
City of Saint Paul (GO) Series B
5.000%, 11/01/20	835	844,861
City of Saint Paul (GO) Series H
5.000%, 11/01/21	285	302,251
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	700	726,684
City of Savage (GO) Series A
3.000%, 02/01/21	150	152,085
City of Shoreview (GO) Series A
3.000%, 02/01/21	290	294,031
City of Waconia (GO) Series A
3.000%, 02/01/23	450	481,442
3.000%, 02/01/26	820	934,242
City of West Saint Paul (GO) Series A
3.000%, 02/01/23	230	245,001
City of Woodbury (GO) Series A
2.000%, 02/01/22	145	149,040
Cloquet Independent School District No. 94 (GO) (SD CRED PROG) Series A
5.000%, 04/01/22	910	983,391

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Cook County (GO) Series A
3.000%, 02/01/21	180	$182,493
County of Hennepin (GO) Series A
5.000%, 12/01/23	1,000	1,160,480
County of Itasca (GO) Series A
5.000%, 02/01/24	545	631,502
County of Olmsted (GO) Series A
5.000%, 02/01/24	675	787,772
4.000%, 02/01/27	445	511,559
County of Sherburne (GO) Series A
3.000%, 02/01/24	1,360	1,486,630
County of Swift (GO) Series A
3.000%, 02/01/23	215	229,356
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	1,180	1,317,305
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	638,280
Hastings Independent School District No. 200 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	740	757,745
Hennepin County (GO) Series A
5.000%, 12/01/20	400	406,352
5.000%, 12/01/22	1,125	1,251,967
Hennepin County (GO) Series B
5.000%, 12/01/21	2,000	2,129,180
Houston County (GO) Series A
5.000%, 02/01/22	375	401,854
Itasca County (GO) Series A
5.000%, 02/01/23	865	963,826
Luverne Independent School District No. 2184 (GO) (SD CRED PROG) Series A
4.000%, 02/01/21	510	519,726
Mahtomedi Independent School District No. 832 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	175	179,205
Metropolitan Council (GO) Series
5.000%, 03/01/21	350	359,814
5.000%, 03/01/22	150	161,540
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Metropolitan Council (GO) Series A
5.000%, 03/01/21	1,000	$1,028,040
5.000%, 03/01/23	650	731,185
Metropolitan Council (GO) Series C
5.000%, 03/01/23	400	449,960
5.000%, 03/01/26	1,550	1,948,567
Metropolitan Council (GO) Series E
5.000%, 09/01/21	400	420,964
Milaca Independent School District No. 912 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	825	899,893
4.000%, 02/01/24	830	934,538
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series
5.000%, 02/01/24	1,200	1,396,836
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	750	804,412
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	400	429,020
Minnesota Higher Education Facilities Authority (RB) Series 7-K2-HA
¤ 6.000%, 10/01/40 (Pre-refunded @ $100, 10/1/21)	450	479,799
Minnesota State (GO) Series A
5.000%, 08/01/20	2,585	2,585,000
5.000%, 08/01/20	2,000	2,000,000
5.000%, 08/01/20	1,000	1,000,000
5.000%, 08/01/20	1,000	1,000,000
5.000%, 10/01/20	505	508,939
¤ 5.000%, 08/01/21 (Pre-refunded @ $100, 8/1/20)	1,250	1,250,000
¤ 5.000%, 08/01/23 (Pre-refunded @ $100, 8/1/20)	250	250,000
Minnesota State (GO) Series B
5.000%, 08/01/23	1,340	1,536,806
Minnesota State (GO) Series D
5.000%, 08/01/20	1,975	1,975,000
5.000%, 08/01/21	400	419,504

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota State (GO) (ETM) Series D
5.000%, 08/01/20	25	$25,000
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	600	678,030
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/23	1,490	1,629,166
4.000%, 02/01/24	300	338,454
New London-Spicer Independent School District No. 345 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	150	160,247
North Saint Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
5.000%, 02/01/22	255	273,301
3.000%, 02/01/24	255	278,837
Northern Municipal Power Agency (RB)
5.000%, 01/01/21	1,125	1,146,555
5.000%, 01/01/23	740	823,072
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	350	358,428
Pine City Independent School District No. 578 (GO) (SD CRED PROG) Series A
2.000%, 02/01/21	300	302,772
Polk County (GO) Series A
5.000%, 02/01/22	200	214,386
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series
4.000%, 02/01/21	1,500	1,528,680
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	210	$225,236
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	765	783,383
Three Rivers Park District (GO) Series C
5.000%, 02/01/21	1,060	1,085,472
University of Minnesota (RB) Series
¤ 5.250%, 12/01/30 (Pre-refunded @ $100, 12/1/20)	1,000	1,016,530
Washington County (GO) Series A
5.000%, 02/01/21	310	317,434
5.000%, 02/01/21	1,000	1,023,980
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
3.000%, 02/01/23	350	364,385
Wright County (GO) Series A
5.000%, 12/01/21	515	548,264
TOTAL MUNICIPAL BONDS Cost ($70,062,512)		71,566,256
TOTAL INVESTMENTS — (100.0%)
(Cost $70,062,512)^^		$71,566,256

DFA MN Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$71,566,256	—	$71,566,256
TOTAL	—	$71,566,256	—	$71,566,256

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
5.000%, 08/01/25	230	$285,147
Alhambra Unified School District (GO) Series A
1.750%, 08/01/22	300	310,029
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	114,817
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	500	526,790
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	1,320	1,390,726
Anaheim Union High School District (GO)
5.000%, 08/01/20	100	100,000
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,485	1,603,458
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	250	283,812
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	916,907
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	150	155,762
Burbank Unified School District (GO)
5.000%, 08/01/24	565	666,841
Cajon Valley Union School District (GO)
5.000%, 08/01/24	305	364,664
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	100	131,836
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	2,000	$2,156,540
California State (GO)
5.000%, 09/01/21	500	526,540
5.000%, 11/01/21	1,000	1,061,310
5.000%, 08/01/23	585	670,351
5.000%, 10/01/25	1,700	2,115,327
5.000%, 08/01/26	2,380	3,036,142
5.000%, 08/01/26	2,540	3,240,253
4.000%, 11/01/26	1,735	2,123,519
3.500%, 08/01/27	2,835	3,433,894
5.000%, 08/01/27	4,200	5,520,690
5.000%, 11/01/27	200	264,894
5.000%, 08/01/28	730	983,660
California State (GO) Series B
5.000%, 09/01/26	2,015	2,577,185
California State (GO) (AMBAC)
5.000%, 02/01/27	625	809,594
California State Department of Water Resources (RB)
3.000%, 12/01/20	325	328,117
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	3,500	3,879,715
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	775	938,192
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	1,675	1,819,016
California State Public Works Board (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/22)	935	1,028,911
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/22)	1,250	1,375,550

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University (RB) Series
4.000%, 11/01/21	1,210	$1,268,382
California State University (RB) Series A
5.000%, 11/01/20	570	576,749
5.000%, 11/01/21	250	265,165
5.000%, 11/01/23	375	434,389
Camrosa Water District Financing Authority (RB) Series A
4.000%, 01/15/22	205	216,652
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	396,732
City & County of San Francisco (GO) Series
5.000%, 06/15/21	1,195	1,245,979
5.000%, 06/15/22	200	218,362
5.000%, 06/15/24	800	952,720
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	250	260,665
City of Berkeley (RN)
1.750%, 07/27/21	1,500	1,523,865
City of Grover Beach (GO)
5.000%, 09/01/22	390	430,170
5.000%, 09/01/26	345	442,928
5.000%, 09/01/27	445	588,601
City of Long Beach CA Harbor Revenue (RB) Series A
5.000%, 12/15/20	2,000	2,036,020
City of Los Angeles (RN)
4.000%, 06/24/21	2,400	2,482,512
City of Pacifica COP
5.000%, 01/01/24	250	291,087
City of Pasadena Electric Revenue (RB) Series A
4.000%, 06/01/22	1,175	1,259,200
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	328,188
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/20	250	252,953
5.000%, 11/01/23	645	747,149
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	220	274,749
5.000%, 11/01/26	150	193,158
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	330	$347,332
5.000%, 09/01/22	1,000	1,101,900
Cloverdale Unified School District (GO) (AGM) Series A
¤ 5.250%, 08/01/32 (Pre-refunded @ $100, 8/1/21)	235	246,969
Coast Community College District (GO) Series A
5.000%, 08/01/21	400	419,588
Conejo Valley Unified School District (GO) Series
4.000%, 08/01/27	525	656,423
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	2,750	3,199,597
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	569,411
Desert Sands Unified School District (GO) Series A
5.000%, 06/01/23	375	427,492
Dixie School District (GO)
5.000%, 08/01/21	500	524,485
Dublin-San Ramon Services District Water Revenue (RB)
¤ 5.500%, 08/01/34 (Pre-refunded @ $100, 2/1/21)	1,425	1,462,606
El Monte Union High School District (GO)
5.000%, 06/01/24	250	291,720
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	477,204
Emery Unified School District (GO)
5.000%, 08/01/27	600	791,574
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	889,447
Fresno County (RN)
5.000%, 06/30/21	3,000	3,129,780
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	1,000	1,138,030

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Grossmont Healthcare District (GO) Series B
¤ 6.125%, 07/15/40 (Pre-refunded @ $100, 7/15/21)	500	$527,920
Grossmont Union High School District (GO)
5.000%, 08/01/21	200	209,794
Grossmont Union High School District (GO) Series B
¤ 5.500%, 08/01/45 (Pre-refunded @ $102, 8/1/20)	2,000	2,040,000
Hartnell Community College District (GO) Series
4.000%, 08/01/21	170	176,622
Kern High School District (GO) Series E
4.000%, 08/01/24	200	231,156
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	1,260	1,308,560
Long Beach Community College District (GO) Series
4.000%, 08/01/20	2,000	2,000,000
Los Angeles Community College District Series B-1
5.000%, 08/01/21	4,000	4,196,280
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	360	395,392
5.000%, 06/01/26	530	675,204
Los Angeles County Metropolitan Transportation Authority (RB)
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	1,000	1,042,130
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,600	1,751,056
5.000%, 07/01/24	600	715,026
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	570	704,617
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	400	417,980
5.000%, 07/01/24	250	297,820
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/21	365	$381,407
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	335	429,001
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/26	400	512,240
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/27	1,000	1,316,870
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	500	522,330
5.000%, 07/01/24	425	505,193
5.000%, 07/01/26	1,085	1,374,142
5.000%, 07/01/27	480	625,243
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	175	227,953
Los Angeles Unified School District/CA Series D
5.000%, 07/01/21	1,350	1,410,291
Los County Angeles (RN) Series A
4.000%, 06/30/21	1,070	1,106,979
Los Rios Community College District (GO) Series
4.000%, 08/01/21	1,945	2,020,952
Los Rios Community College District (GO) Series F
2.000%, 08/01/20	200	200,000
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	300	320,859
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	487,660
5.000%, 12/01/26	265	340,779
5.000%, 12/01/27	385	509,898
Milpitas Unified School District (RN)
3.000%, 06/30/21	500	513,020
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	24,795
5.000%, 08/01/26	280	358,338
5.000%, 08/01/27	130	171,508

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	$145,072
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/22	1,100	1,215,797
5.000%, 11/01/23	750	862,972
5.000%, 11/01/24	425	507,327
Napa Valley Community College District (GO) Series A
5.000%, 08/01/21	250	262,113
New Haven Unified School District (GO)
5.000%, 08/01/26	150	191,967
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,000	1,078,200
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	280	326,897
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	142,811
Novato Sanitary District (RB)
5.000%, 02/01/22	340	364,987
Oak Park Unified School District (GO)
4.000%, 08/01/22	200	215,724
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	447,312
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,299,976
Oakland Unified School District/Alameda County (GO)
¤ 6.625%, 08/01/38 (Pre-refunded @ $100, 8/1/21)	800	850,648
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	239,034
Ontario Montclair School District (GO) (AGM) Series B
5.000%, 08/01/21	160	167,835
Otay Water District (RB)
5.000%, 09/01/22	740	815,406
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	$243,823
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	260	323,474
Palomar Community College District (GO)
5.000%, 05/01/23	200	227,176
Pasadena Unified School District (GO)
5.000%, 08/01/26	525	652,465
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,242,790
Peralta Community College District (GO) Series
5.000%, 08/01/21	1,000	1,048,250
Peralta Community College District (GO) Series A
5.000%, 08/01/21	585	613,226
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	235,375
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	292,783
Reed Union School District (GO)
4.000%, 08/01/26	250	305,270
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/23)	530	598,921
¤ 5.250%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	260	295,610
Riverside County (RN)
4.000%, 06/30/21	3,500	3,622,920
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	497,244
San Carlos CA School District (GO)
5.000%, 10/01/20	500	503,920
San Diego Community College District (GO)
5.000%, 08/01/23	500	574,250
5.000%, 08/01/26	1,660	2,125,580

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	1,500	$1,713,675
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,113,609
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	180	187,798
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	633,232
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	200	255,310
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	605	720,985
San Francisco Community College District (GO)
5.000%, 06/15/24	1,315	1,543,166
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	1,300	1,356,784
San Francisco Unified School District (GO)
5.000%, 06/15/21	2,045	2,132,240
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	650	802,256
5.000%, 06/15/26	880	1,121,824
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	230	285,147
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	315	328,334
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	140	146,783
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	170	177,196
4.000%, 09/01/22	140	151,547
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	391,574
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	100	$136,281
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	100	131,929
Santa Ana Community Redevelopment Agency Successor Agency
¤ 6.750%, 09/01/28 (Pre-refunded @ $100, 3/1/21)	250	259,480
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 06/01/26	400	509,324
Santa County Clara (GO) Series C
5.000%, 08/01/26	1,100	1,408,517
Santee School District (GO)
5.000%, 08/01/24	290	346,730
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	173,367
4.000%, 08/01/25	250	297,522
5.000%, 08/01/26	250	319,945
Sierra Joint Community College District
4.000%, 08/01/21	500	519,525
Southern California Public Power Authority (RB)
5.000%, 07/01/21	110	114,893
Southwestern Community College District (GO)
3.000%, 08/01/22	490	518,528
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	250	297,660
State of California
5.000%, 10/01/22	500	552,755
Sylvan Union School District (GO)
5.000%, 08/01/26	620	793,464
Sylvan Union School District (GO) Series
5.000%, 08/01/25	380	471,113
Tahoe-Truckee Unified School District (GO)
5.000%, 08/01/26	100	127,978
University of California (RB) Series AF
5.000%, 05/15/22	750	816,067

DFA California Municipal Real Return Portfolio
CONTINUED
		Face Amount	Value†
		(000)
CALIFORNIA — (Continued)
¤	5.000%, 05/15/27 (Pre-refunded @ $100, 5/15/23)	4,240	$4,797,687
¤	5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	1,000	1,131,530
Washington Union School District/Monterey County (GO)
	5.000%, 08/01/27	135	178,104
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	$290,422
TOTAL MUNICIPAL BONDS Cost ($150,241,447)		156,940,573
TOTAL INVESTMENTS — (100.0%)
(Cost $150,241,447)^^		$156,940,573

As of July 31, 2020, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	0.870%	Fixed	CPI	Maturity	USD	4,000,000	06/15/21	—	—	$4,911	$4,911
Bank of America Corp.	0.073%	Fixed	CPI	Maturity	USD	8,000,000	04/27/22	—	—	119,543	119,543
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	547	547
Citibank, N.A.	0.723%	Fixed	CPI	Maturity	USD	7,000,000	05/28/23	—	—	99,850	99,850
Citibank, N.A.	0.050%	Fixed	CPI	Maturity	USD	5,000,000	05/11/22	—	—	72,871	72,871
Total Appreciation										$297,722	$297,722
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	(413,378)	(413,378)
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	(332,425)	(332,425)
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	(355,195)	(355,195)
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	(435,195)	(435,195)
Bank of America Corp.	2.062%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	(130,463)	(130,463)
Bank of America Corp.	2.057%	Fixed	CPI	Maturity	USD	11,000,000	12/12/22	—	—	(339,032)	(339,032)
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	(228,420)	(228,420)
Bank of America Corp.	1.495%	Fixed	CPI	Maturity	USD	5,000,000	01/28/22	—	—	(79,011)	(79,011)
Bank of America Corp.	1.210%	Fixed	CPI	Maturity	USD	8,000,000	03/05/22	—	—	(82,707)	(82,707)
Citibank, N.A.	2.312%	Fixed	CPI	Maturity	USD	7,000,000	07/24/23	—	—	(360,919)	(360,919)
Citibank, N.A.	2.260%	Fixed	CPI	Maturity	USD	10,000,000	08/08/22	—	—	(419,067)	(419,067)
Citibank, N.A.	2.160%	Fixed	CPI	Maturity	USD	7,000,000	01/09/23	—	—	(255,537)	(255,537)
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	8,000,000	01/18/22	—	—	(242,476)	(242,476)
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	10,000,000	11/06/22	—	—	(269,409)	(269,409)
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	(217,272)	(217,272)
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	(100,308)	(100,308)
Citibank, N.A.	1.676%	Fixed	CPI	Maturity	USD	10,000,000	01/14/22	—	—	(191,131)	(191,131)
Citibank, N.A.	1.475%	Fixed	CPI	Maturity	USD	4,000,000	02/11/22	—	—	(62,250)	(62,250)
Total (Depreciation)										$(4,514,195)	$(4,514,195)
Total Appreciation (Depreciation)										$(4,216,473)	$(4,216,473)

DFA California Municipal Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$156,940,573	—	$156,940,573
Swap Agreements**	—	(4,216,473)	—	(4,216,473)
TOTAL	—	$152,724,100	—	$152,724,100
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.2%)
Federal Farm Credit Bank
	5.350%, 08/07/20		23	$23,013
	5.210%, 12/19/22		73	81,605
	4.800%, 02/13/23		7	7,806
	5.220%, 05/15/23		166	188,871
	2.630%, 08/03/26		67	75,393
	5.770%, 01/05/27		22	29,177
Federal Home Loan Bank
	5.750%, 06/10/22		65	71,669
	4.750%, 03/10/23		170	190,109
	2.875%, 06/14/24		55	60,347
	5.375%, 08/15/24		65	78,061
	4.375%, 03/13/26		70	84,808
Federal National Mortgage Association
	7.125%, 01/15/30		75	117,344
	2.500%, 08/01/35		25,700	26,972,953
	3.000%, 08/01/35		2,700	2,833,523
	3.000%, 08/01/50		45,300	47,930,309
	3.500%, 08/01/50		44,500	46,923,164
	4.000%, 08/01/50		48,400	51,413,657
Government National Mortgage Association
	3.500%, 08/01/50		3,500	3,681,973
TOTAL AGENCY OBLIGATIONS				180,763,782
BONDS — (88.7%)
AUSTRALIA — (3.3%)
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		13	13,481
BHP Billiton Finance, Ltd.
	3.250%, 09/24/27	EUR	1,800	2,555,908
Commonwealth Bank of Australia
Ω	2.850%, 05/18/26		266	294,204
Ω	3.150%, 09/19/27		10	11,298
FMG Resources August 2006 Pty, Ltd.
#Ω	5.125%, 05/15/24		2,690	2,871,575
Ω	4.500%, 09/15/27		3,000	3,264,300
Macquarie Bank, Ltd.
Ω	3.900%, 01/15/26		289	327,343
National Australia Bank, Ltd.
Ω	3.500%, 01/10/27		351	402,866
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	4,000	2,937,697
Ω	1.750%, 07/20/34	AUD	25,000	17,751,936
Rio Tinto Finance P.L.C.
	4.000%, 12/11/29	GBP	3,500	5,787,011
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,400	$2,015,931
	Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	3,000	3,856,549
	Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	21,500	16,215,285
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	11,323,304
	Westpac Banking Corp.
#	2.850%, 05/13/26		104	115,822
	2.700%, 08/19/26		23	25,275
	3.350%, 03/08/27		2,319	2,681,863
	TOTAL AUSTRALIA			72,451,648
BELGIUM — (0.6%)
	Anheuser-Busch InBev SA
	2.700%, 03/31/26	EUR	1,000	1,346,939
	2.000%, 03/17/28	EUR	1,000	1,305,245
	2.250%, 05/24/29	GBP	600	831,321
	1.650%, 03/28/31	EUR	1,500	1,904,570
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		2,500	2,926,155
#	4.900%, 01/23/31		2,925	3,749,062
	TOTAL BELGIUM			12,063,292
CANADA — (8.1%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	874,359
Ω	3.550%, 07/26/27		1,620	1,787,213
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	6,000	4,899,130
	Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	5,300	4,393,842
	Canadian Natural Resources, Ltd.
	3.420%, 12/01/26	CAD	1,000	799,015
	3.850%, 06/01/27		3,365	3,643,105
	Canadian Pacific Railway Co.
	2.900%, 02/01/25		535	585,613
	3.700%, 02/01/26		45	50,749
	Cenovus Energy, Inc.
#	3.000%, 08/15/22		3,000	3,029,905
	3.800%, 09/15/23		3,000	3,007,597
	Enbridge, Inc.
	4.000%, 10/01/23		34	36,967
#	3.500%, 06/10/24		15	16,249

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Fairfax Financial Holdings Ltd.
	4.850%, 04/17/28		1,000	$1,108,907
	Husky Energy, Inc.
	3.600%, 03/10/27	CAD	4,000	3,072,455
#	4.400%, 04/15/29		3,038	3,193,346
	ITC Holdings Corp.
	3.650%, 06/15/24		113	123,953
	Nutrien, Ltd.
	3.625%, 03/15/24		540	590,760
	3.000%, 04/01/25		40	43,489
	Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	2,079,520
	3.500%, 06/01/31	CAD	4,000	3,581,679
	3.900%, 12/01/33	CAD	34,600	32,434,546
	Province of British Columbia Canada
	6.500%, 01/15/26		93	120,971
	Province of Ontario Canada
#	2.000%, 10/02/29		7,000	7,586,653
	5.850%, 03/08/33	CAD	16,600	18,657,015
	5.600%, 06/02/35	CAD	24,500	28,030,912
	Province of Quebec Canada
	6.250%, 06/01/32	CAD	7,000	8,004,233
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	18,000	20,246,624
	Rogers Communications, Inc.
	3.000%, 03/15/23		21	22,317
	4.000%, 03/13/24	CAD	2,000	1,636,358
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		22	24,718
	Suncor Energy, Inc.
	3.600%, 12/01/24		87	95,358
	Thomson Reuters Corp.
#	4.300%, 11/23/23		60	66,013
	3.850%, 09/29/24		79	86,498
	3.350%, 05/15/26		2,000	2,202,618
	Toronto-Dominion Bank (The)
	1.994%, 03/23/22	CAD	58	44,270
	Total Capital Canada, Ltd.
	2.125%, 09/18/29	EUR	10,400	14,259,615
	TransAlta Corp.
#	4.500%, 11/15/22		1,000	1,010,000
	TransCanada PipeLines, Ltd.
	3.800%, 10/01/20		15	15,077
	4.875%, 01/15/26		3,000	3,585,965
	Videotron Ltd.
Ω	5.375%, 06/15/24		930	1,009,050
	Videotron, Ltd.
	5.000%, 07/15/22		921	964,748
	TOTAL CANADA			177,021,412
DENMARK — (0.2%)
	AP Moller - Maersk A.S.
	1.750%, 03/16/26	EUR	4,500	5,437,029
			Face Amount^	Value†
			(000)

FINLAND — (0.4%)
Nokia Oyj
	4.375%, 06/12/27		7,250	$7,739,375
FRANCE — (4.0%)
BNP Paribas SA
	3.250%, 03/03/23		22	23,604
	1.500%, 11/17/25	EUR	1,200	1,490,932
BPCE S.A.
Ω	3.500%, 10/23/27		5,000	5,540,310
BPCE SA
	4.000%, 04/15/24		500	557,090
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,561,840
Electricite de France SA
Ω	3.625%, 10/13/25		40	45,194
	6.250%, 05/30/28	GBP	1,000	1,764,532
	5.875%, 07/18/31	GBP	3,200	5,945,565
	6.125%, 06/02/34	GBP	1,500	2,953,796
Orange SA
	8.125%, 11/20/28	GBP	1,964	3,970,939
	2.000%, 01/15/29	EUR	1,200	1,611,266
Pernod Ricard SA
	1.500%, 05/18/26	EUR	800	1,007,004
#Ω	3.250%, 06/08/26		173	195,390
Sanofi
	1.375%, 03/21/30	EUR	9,200	12,118,508
SNCF Reseau
	1.875%, 03/30/34	EUR	3,000	4,275,819
Societe Generale SA
	1.125%, 01/23/25	EUR	1,200	1,442,979
Ω	4.750%, 09/14/28		1,000	1,186,739
	2.125%, 09/27/28	EUR	2,000	2,579,632
Total Capital Internatioal SA
	1.491%, 09/04/30	EUR	800	1,044,929
Total Capital International SA
	3.750%, 04/10/24		112	124,552
	0.696%, 05/31/28	EUR	7,300	8,881,776
	1.375%, 10/04/29	EUR	3,200	4,131,324
	1.405%, 09/03/31	GBP	4,000	5,499,894
TOTAL CAPITAL INTL SA
	0.750%, 07/12/28	EUR	8,600	10,524,022
Total Capital S.A.
#	3.883%, 10/11/28		7,200	8,572,663
TOTAL FRANCE				88,050,299
GERMANY — (3.3%)
Bayer Capital Corp BV
	1.500%, 06/26/26	EUR	5,700	7,066,149
Bayer Capital Corp. B.V. Co.
	2.125%, 12/15/29	EUR	900	1,172,138
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	31,175
BMW Finance NV
	1.125%, 01/10/28	EUR	750	942,830
	1.500%, 02/06/29	EUR	2,600	3,338,594
BMW US Capital LLC
Ω	2.800%, 04/11/26		194	209,985

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Ω	3.300%, 04/06/27		58	$64,176
	1.000%, 04/20/27	EUR	1,800	2,234,808
Daimler AG
	1.000%, 11/15/27	EUR	4,300	5,127,229
	2.000%, 02/27/31	EUR	1,000	1,281,895
	1.125%, 08/08/34	EUR	1,900	2,217,292
Daimler Finance North America LLC
	8.500%, 01/18/31		1,304	2,015,234
Deutsche Bank AG
	2.950%, 08/20/20		2	2,001
	3.125%, 01/13/21		23	23,163
	3.700%, 05/30/24		113	119,365
Deutsche Telekom AG
	1.375%, 07/05/34	EUR	3,000	3,737,374
Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	500	633,225
	2.250%, 04/13/29	GBP	1,600	2,268,210
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	4,274,624
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,557,270
EMD Finance LLC
Ω	2.950%, 03/19/22		60	61,923
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	1,023,000	10,901,203
	3.200%, 03/15/28	AUD	15,000	12,464,022
T-Mobile USA, Inc.
#	4.000%, 04/15/22		800	837,312
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	6,707,202
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		3,243	3,388,935
TOTAL GERMANY				72,677,334
IRELAND — (0.1%)
Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		1,000	1,065,784
ITALY — (1.2%)
Enel Finance International NV
	1.375%, 06/01/26	EUR	1,500	1,897,127
	1.125%, 09/16/26	EUR	2,000	2,503,616
Ω	4.875%, 06/14/29		6,000	7,372,916
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,258,637
	1.125%, 09/19/28	EUR	1,700	2,101,721
Intesa Sanpaolo SpA
#Ω	3.875%, 07/14/27		1,500	1,589,201
			Face Amount^	Value†
			(000)

ITALY — (Continued)
	1.750%, 07/04/29	EUR	3,800	$4,610,051
Ω	4.000%, 09/23/29		2,000	2,174,658
	Italy Buoni Poliennali Del Tesoro
	1.250%, 12/01/26	EUR	2,100	2,568,167
	TOTAL ITALY			26,076,094
JAPAN — (2.2%)
	American Honda Finance Corp.
	2.300%, 09/09/26		130	139,860
	Beam Suntory, Inc.
	3.250%, 06/15/23		21	21,939
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	5,000	4,094,180
	Japan Government Twenty Year Bond
	1.800%, 09/20/31	JPY	880,000	9,894,856
	1.500%, 03/20/34	JPY	250,000	2,776,676
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27		35	39,763
#	3.195%, 07/18/29		2,551	2,855,195
	Mizuho Financial Group, Inc.
#	3.170%, 09/11/27		800	882,257
	MUFG Americas Holdings Corp.
	3.500%, 06/18/22		64	67,450
	Nomura Holdings, Inc.
	3.103%, 01/16/30		7,300	7,886,847
	Shire Acquisitions Investments Ireland DAC
	3.200%, 09/23/26		800	898,737
	StanCorp Financial Group, Inc.
	5.000%, 08/15/22		37	39,062
	Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26		434	495,982
	3.040%, 07/16/29		9,750	10,798,373
	2.750%, 01/15/30		790	858,759
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	58	44,189
	Toyota Motor Corp.
#	3.669%, 07/20/28		2,615	3,106,558
	Toyota Motor Credit Corp.
	2.625%, 01/10/23		75	78,732
	3.050%, 01/11/28		500	570,413
	3.650%, 01/08/29		2,000	2,391,938
	TOTAL JAPAN			47,941,766
LUXEMBOURG — (0.7%)
	ArcelorMittal SA
	3.600%, 07/16/24		5,000	5,228,474
#	4.550%, 03/11/26		3,000	3,256,552

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

LUXEMBOURG — (Continued)
	Telecom Italia Capital S.A.
	6.000%, 09/30/34		6,000	$7,286,520
	TOTAL LUXEMBOURG			15,771,546
NETHERLANDS — (3.0%)
	Ahold Finance USA LLC
	6.875%, 05/01/29		8	11,278
	Allianz Finance II BV
	1.500%, 01/15/30	EUR	2,900	3,851,071
	0.500%, 01/14/31	EUR	2,300	2,765,163
	BNG Bank NV
	3.500%, 07/19/27	AUD	5,000	4,153,722
	3.300%, 04/26/29	AUD	5,000	4,194,092
	Cooperatieve Rabobank UA
#	3.875%, 02/08/22		83	87,343
	Heineken NV
Ω	2.750%, 04/01/23		26	27,377
	1.375%, 01/29/27	EUR	1,200	1,520,209
	ING Groep NV
#	3.950%, 03/29/27		1,100	1,281,781
	1.375%, 01/11/28	EUR	3,100	3,953,200
#	4.050%, 04/09/29		300	359,331
	Koninklijke Ahold Delhaize NV
	1.125%, 03/19/26	EUR	520	644,966
	Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	2,509,019
	Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	2,562,919
	Nederlandse Waterschapsbank NV
	3.300%, 05/02/29	AUD	4,500	3,762,960
	SHELL INTERNATIONAL FIN
	1.250%, 05/12/28	EUR	5,600	7,093,029
	Shell International Finance B.V.
	0.125%, 11/08/27	EUR	5,000	5,858,879
#	3.875%, 11/13/28		3,200	3,799,988
	2.375%, 11/07/29		13,250	14,315,904
	Shell International Finance BV
	2.250%, 11/10/20		54	54,276
	1.625%, 01/20/27	EUR	1,208	1,557,790
	0.750%, 08/15/28	EUR	2,000	2,443,654
	TOTAL NETHERLANDS			66,807,951
NORWAY — (2.4%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,000	1,982,235
	Equinor ASA
	2.650%, 01/15/24		81	86,694
#	3.625%, 09/10/28		3,000	3,546,918
	6.125%, 11/27/28	GBP	1,250	2,290,832
	6.875%, 03/11/31	GBP	18,350	37,569,866
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
	Kommunalbanken A.S.
	3.400%, 07/24/28	AUD	8,500	$7,131,179
	TOTAL NORWAY			52,607,724
SPAIN — (0.5%)
	Santander Holdings USA, Inc.
	4.500%, 07/17/25		206	227,345
	4.400%, 07/13/27		2,000	2,231,732
	Santander UK P.L.C.
	4.000%, 03/13/24		103	114,347
	3.875%, 10/15/29	GBP	1,478	2,353,915
	Telefonica Emisiones SA
	5.462%, 02/16/21		10	10,266
	Telefonica Emisiones SAU
	1.715%, 01/12/28	EUR	4,300	5,542,592
	Telefonica Europe BV
	8.250%, 09/15/30		500	777,343
	TOTAL SPAIN			11,257,540
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.8%)
	African Development Bank
	3.300%, 07/27/27	AUD	3,000	2,438,952
	Asian Development Bank
	2.350%, 06/21/27	JPY	2,720,000	30,182,365
	EUROFIMA
	3.350%, 05/21/29	AUD	8,000	6,648,269
	European Investment Bank
	1.900%, 01/26/26	JPY	568,700	5,976,136
	2.150%, 01/18/27	JPY	1,489,600	16,137,988
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			61,383,710
SWEDEN — (0.2%)
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	110	130,420
	Telefonaktiebolaget LM Ericsson
	4.125%, 05/15/22		4,323	4,576,242
	TOTAL SWEDEN			4,706,662
SWITZERLAND — (0.4%)
	ABB Finance USA, Inc.
	2.875%, 05/08/22		45	46,864
	Credit Suisse AG
	1.500%, 04/10/26	EUR	700	896,426
	Novartis Finance SA
	1.375%, 08/14/30	EUR	4,000	5,272,152
	UBS Group AG
Ω	4.125%, 09/24/25		625	717,690
	1.250%, 09/01/26	EUR	1,800	2,230,627
	TOTAL SWITZERLAND			9,163,759

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (5.6%)
	AstraZeneca P.L.C.
	2.375%, 11/16/20		34	$34,202
	3.375%, 11/16/25		802	910,886
	1.250%, 05/12/28	EUR	1,200	1,533,299
	4.000%, 01/17/29		1,000	1,225,159
	5.750%, 11/13/31	GBP	450	878,924
	BAE Systems Holdings, Inc.
Ω	2.850%, 12/15/20		14	14,076
	Barclays P.L.C.
	4.375%, 01/12/26		2,000	2,278,920
	3.250%, 02/12/27	GBP	1,657	2,357,570
	3.250%, 01/17/33	GBP	3,500	5,053,751
	BAT International Finance P.L.C.
	4.000%, 09/04/26	GBP	1,220	1,800,055
	1.250%, 03/13/27	EUR	1,000	1,191,344
	3.125%, 03/06/29	EUR	3,200	4,294,823
	BP Capital Markets America, Inc.
	3.245%, 05/06/22		33	34,603
	3.119%, 05/04/26		1,635	1,823,325
	3.017%, 01/16/27		127	140,613
	BP Capital Markets P.L.C.
	3.535%, 11/04/24		26	28,845
	1.077%, 06/26/25	EUR	1,200	1,467,734
	1.594%, 07/03/28	EUR	1,233	1,549,285
	1.231%, 05/08/31	EUR	2,500	3,037,640
	British Telecommunications P.L.C.
	1.000%, 11/21/24	EUR	1,200	1,449,581
	1.500%, 06/23/27	EUR	2,500	3,111,910
	5.125%, 12/04/28		1,000	1,245,842
Ω	3.250%, 11/08/29		4,000	4,437,880
	3.125%, 11/21/31	GBP	1,200	1,780,291
	Centrica P.L.C.
	4.375%, 03/13/29	GBP	1,000	1,576,745
	CNH Industrial Capital LLC
	4.375%, 04/05/22		406	426,438
	CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	2,346,530
	1.625%, 07/03/29	EUR	2,550	2,906,488
	Coca-Cola European Partners P.L.C.
	1.750%, 05/26/28	EUR	1,400	1,838,154
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	1,000	1,293,999
	Diageo Investment Corp.
	2.875%, 05/11/22		2	2,090
	Fiat Chrysler Automobiles NV
	5.250%, 04/15/23		6,380	6,762,800
	GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	1,500	1,867,994
	5.250%, 12/19/33	GBP	1,388	2,727,940
	HSBC Holdings P.L.C.
	4.000%, 03/30/22		59	62,358
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	2.625%, 08/16/28	GBP	5,164	$7,159,537
	4.950%, 03/31/30		1,700	2,080,605
HSBC USA, Inc.
	3.500%, 06/23/24		147	162,054
Janus Capital Group, Inc.
	4.875%, 08/01/25		106	119,263
Lloyds Banking Group P.L.C.
	4.450%, 05/08/25		300	346,002
	3.750%, 01/11/27		3,500	3,960,471
	1.500%, 09/12/27	EUR	2,100	2,650,883
#	4.550%, 08/16/28		2,300	2,783,762
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		69	80,753
Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	2,291,444
Natwest Group P.L.C.
	4.800%, 04/05/26		3,000	3,532,291
Praxair, Inc.
	2.200%, 08/15/22		9	9,287
Prudential P.L.C.
#	3.125%, 04/14/30		100	111,156
Rolls-Royce P.L.C.
Ω	3.625%, 10/14/25		5,720	5,913,736
	3.375%, 06/18/26	GBP	800	996,918
TechnipFMC P.L.C.
	3.450%, 10/01/22		49	50,119
Transport for London
	4.000%, 09/12/33	GBP	7,900	13,929,342
Unilever NV
	1.000%, 02/14/27	EUR	1,500	1,889,286
	1.375%, 07/31/29	EUR	700	925,484
Vodafone Group P.L.C.
	1.125%, 11/20/25	EUR	500	617,516
	1.500%, 07/24/27	EUR	1,750	2,219,211
	4.200%, 12/13/27	AUD	1,800	1,449,320
	7.875%, 02/15/30		77	113,315
	1.625%, 11/24/30	EUR	2,500	3,214,068
	5.900%, 11/26/32	GBP	1,250	2,421,388
TOTAL UNITED KINGDOM				122,519,305
UNITED STATES — (49.7%)
3M Co.
	1.500%, 11/09/26	EUR	1,100	1,421,418
	2.875%, 10/15/27		368	418,795
Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	5,000	6,350,191
Abbott Laboratories
	2.950%, 03/15/25		146	161,035
AbbVie, Inc.
Ω	3.450%, 03/15/22		150	156,008
Ω	3.250%, 10/01/22		88	92,258
	2.900%, 11/06/22		33	34,713
#Ω	3.800%, 03/15/25		529	593,696
	3.600%, 05/14/25		1,000	1,119,636
	4.250%, 11/14/28		2,400	2,902,243
Ω	2.625%, 11/15/28	EUR	3,416	4,665,608
Ω	2.125%, 06/01/29	EUR	1,500	1,966,009

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Activision Blizzard, Inc.
3.400%, 06/15/27		1,052	$1,190,356
Adobe, Inc.
3.250%, 02/01/25		22	24,632
Advance Auto Parts, Inc.
4.500%, 12/01/23		14	15,452
3.900%, 04/15/30		7,100	7,822,553
AECOM
5.875%, 10/15/24		1,500	1,655,625
5.125%, 03/15/27		5,660	6,218,925
Aetna, Inc.
2.750%, 11/15/22		97	101,179
3.500%, 11/15/24		63	69,556
Affiliated Managers Group, Inc.
3.500%, 08/01/25		1,730	1,889,869
3.300%, 06/15/30		2,600	2,767,119
Aflac, Inc.
3.250%, 03/17/25		129	144,913
3.600%, 04/01/30		4,025	4,802,897
Aircastle Ltd.
4.250%, 06/15/26		3,500	3,288,456
Alabama Power Co.
2.800%, 04/01/25		30	32,477
Albemarle Corp.
4.150%, 12/01/24		86	92,966
Ally Financial Inc.
3.875%, 05/21/24		2,000	2,136,530
Ally Financial, Inc.
4.125%, 02/13/22		1,250	1,297,860
5.125%, 09/30/24		2,000	2,246,857
Alphabet, Inc.
1.998%, 08/15/26		86	93,112
Altria Group, Inc.
4.750%, 05/05/21		2	2,067
2.200%, 06/15/27	EUR	4,700	5,934,267
4.800%, 02/14/29		3,250	3,916,485
3.400%, 05/06/30		400	446,626
Ameren Corp.
2.700%, 11/15/20		12	12,059
American Express Credit Corp.
2.250%, 05/05/21		2	2,027
3.300%, 05/03/27		131	151,581
American International Group, Inc.
4.875%, 06/01/22		17	18,359
4.125%, 02/15/24		118	131,839
3.750%, 07/10/25		2,903	3,272,397
3.900%, 04/01/26		46	52,867
1.875%, 06/21/27	EUR	4,075	5,089,646
American Water Capital Corp.
3.850%, 03/01/24		25	27,663
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	47,865
# 2.875%, 09/15/26		65	72,003
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
AmerisourceBergen Corp.
3.400%, 05/15/24		433	$470,264
2.800%, 05/15/30		5,900	6,408,883
Amgen, Inc.
3.625%, 05/22/24		75	83,126
3.125%, 05/01/25		37	41,007
2.600%, 08/19/26		28	30,735
4.000%, 09/13/29	GBP	1,836	2,981,756
2.300%, 02/25/31		2,413	2,573,537
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	5,176,330
Analog Devices, Inc.
3.900%, 12/15/25		35	40,309
3.500%, 12/05/26		23	26,214
Anthem, Inc.
4.350%, 08/15/20		13	13,016
3.125%, 05/15/22		25	26,166
3.500%, 08/15/24		58	63,933
3.650%, 12/01/27		4,424	5,099,211
# 2.250%, 05/15/30		1,550	1,640,575
Aon Corp.
4.500%, 12/15/28		960	1,175,004
3.750%, 05/02/29		5,000	5,863,681
2.800%, 05/15/30		2,550	2,809,986
Aon P.L.C.
4.000%, 11/27/23		47	51,744
3.500%, 06/14/24		107	117,760
2.875%, 05/14/26	EUR	1,400	1,851,177
Apache Corp.
# 3.250%, 04/15/22		20	20,109
# 4.375%, 10/15/28		400	399,500
Apple, Inc.
2.500%, 02/09/25		53	57,524
2.450%, 08/04/26		200	219,717
3.350%, 02/09/27		3,393	3,912,069
3.000%, 06/20/27		64	72,656
3.000%, 11/13/27		81	92,457
3.050%, 07/31/29	GBP	2,156	3,425,467
0.500%, 11/15/31	EUR	2,000	2,470,502
Applied Materials, Inc.
3.300%, 04/01/27		59	68,328
Archer-Daniels-Midland Co.
2.500%, 08/11/26		58	63,540
Arconic, Inc.
5.900%, 02/01/27		2,700	3,003,831
6.750%, 01/15/28		700	793,556
Ares Capital Corp.
4.200%, 06/10/24		6,000	6,160,606
Arizona Public Service Co.
3.150%, 05/15/25		71	78,088
Arrow Electronics, Inc.
3.875%, 01/12/28		1,903	2,075,991
Ashland LLC
# 4.750%, 08/15/22		101	105,797
Assurant, Inc.
4.000%, 03/15/23		75	80,048

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
AT&T, Inc.
3.550%, 06/01/24		52	$57,505
3.950%, 01/15/25		115	129,517
3.400%, 05/15/25		253	281,376
3.600%, 07/15/25		998	1,123,321
1.800%, 09/05/26	EUR	800	1,010,207
3.800%, 02/15/27		653	746,420
4.375%, 09/14/29	GBP	500	798,066
2.600%, 12/17/29	EUR	1,463	1,980,292
2.750%, 06/01/31		3,500	3,746,474
3.550%, 12/17/32	EUR	1,500	2,201,226
Autodesk, Inc.
4.375%, 06/15/25		35	39,979
3.500%, 06/15/27		3,236	3,703,708
Automatic Data Processing, Inc.
3.375%, 09/15/25		144	163,272
AutoZone, Inc.
2.875%, 01/15/23		140	146,414
3.125%, 07/15/23		15	16,014
3.250%, 04/15/25		72	79,440
3.125%, 04/21/26		1,187	1,309,520
Avient Corp.
5.250%, 03/15/23		1,170	1,285,807
Avnet, Inc.
# 4.625%, 04/15/26		65	72,721
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27		2,000	2,210,963
Ball Corp.
5.000%, 03/15/22		1,035	1,084,162
5.250%, 07/01/25		500	570,000
4.875%, 03/15/26		4,000	4,549,320
Baltimore Gas & Electric Co.
2.400%, 08/15/26		8	8,654
Bank of America Corp.
3.300%, 01/11/23		52	55,529
4.000%, 04/01/24		72	80,528
7.000%, 07/31/28	GBP	1,500	2,816,051
Bank of America Corp. Floating Rate Note
(r) 3.419%, 12/20/28		184	208,024
Bank of New York Mellon Corp. (The)
3.650%, 02/04/24		123	135,717
3.000%, 02/24/25		330	363,865
2.800%, 05/04/26		64	71,682
Baxter International, Inc.
2.600%, 08/15/26		49	54,313
1.300%, 05/15/29	EUR	1,300	1,626,707
Belo Corp.
# 7.250%, 09/15/27		1,000	1,090,000
Bemis Co., Inc.
4.500%, 10/15/21		7	7,176
Berkshire Hathaway, Inc.
3.400%, 01/31/22		37	38,750
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	0.440%, 09/13/29	JPY	1,920,000	$17,492,502
	Best Buy Co., Inc.
	4.450%, 10/01/28		5,000	5,909,167
	Biogen, Inc.
	4.050%, 09/15/25		1,000	1,156,160
#	2.250%, 05/01/30		3,000	3,141,632
	Black Hills Corp.
	4.350%, 05/01/33		655	780,971
	BlackRock, Inc.
	3.200%, 03/15/27		3,756	4,302,592
	3.250%, 04/30/29		8,100	9,560,150
	BMW US Capital LLC
	3.300%, 04/06/27		500	553,239
	Boeing Co. (The)
	8.750%, 08/15/21		11	11,855
	2.500%, 03/01/25		75	74,045
	2.600%, 10/30/25		42	41,641
	Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,255,907
	3.600%, 06/01/26		108	121,422
	1.800%, 03/03/27	EUR	800	986,497
	3.550%, 03/15/28		2,300	2,580,599
	4.625%, 04/13/30		4,850	5,906,838
	BP Capital Markets America Inc.
#	3.633%, 04/06/30		800	928,111
	BP Capital Markets America, Inc.
	4.234%, 11/06/28		230	276,605
	Bristol-Myers Squibb Co.
	2.000%, 08/01/22		79	81,434
#	4.000%, 08/15/23		96	106,093
	3.625%, 05/15/24		52	57,602
	3.450%, 11/15/27		600	698,567
	Broadcom, Inc.
Ω	4.300%, 11/15/32		1,000	1,147,179
	Brown & Brown, Inc.
	4.200%, 09/15/24		54	59,580
	4.500%, 03/15/29		1,500	1,671,398
	Brown-Forman Corp.
	1.200%, 07/07/26	EUR	3,000	3,640,157
	2.600%, 07/07/28	GBP	1,100	1,604,198
	Buckeye Partners L.P.
	4.150%, 07/01/23		22	22,110
	3.950%, 12/01/26		87	86,347
	Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		2,900	3,139,645
	Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		50	55,708
	7.000%, 12/15/25		10	13,230
	CA, Inc.
	4.700%, 03/15/27		205	229,003
	Camden Property Trust
	2.800%, 05/15/30		6,188	6,877,544
	Campbell Soup Co.
	2.500%, 08/02/22		23	23,773

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.300%, 03/19/25		47	$51,553
	4.150%, 03/15/28		2,883	3,388,256
	2.375%, 04/24/30		1,460	1,546,234
	Capital One Financial Corp.
	4.750%, 07/15/21		23	23,947
	3.750%, 04/24/24		54	59,094
	3.750%, 03/09/27		1,800	2,023,042
#	3.800%, 01/31/28		4,400	4,963,008
	1.650%, 06/12/29	EUR	2,800	3,346,219
	Cardinal Health, Inc.
	3.200%, 06/15/22		45	47,019
	3.410%, 06/15/27		4,067	4,625,749
	Cargill, Inc.
Ω	2.125%, 04/23/30		2,000	2,118,057
	Caterpillar, Inc.
	2.600%, 06/26/22		30	31,070
	CBS Corp.
	5.500%, 05/15/33		400	483,863
	CenterPoint Energy Resources Corp.
	4.500%, 01/15/21		18	18,152
	CF Industries Inc.
	5.150%, 03/15/34		4,000	4,600,000
	CF Industries, Inc.
	3.450%, 06/01/23		3,048	3,192,262
	Charles Schwab Corp
#	4.000%, 02/01/29		1,530	1,849,514
	3.250%, 05/22/29		750	866,415
	Charles Schwab Corp. (The)
	3.000%, 03/10/25		99	108,582
	3.200%, 03/02/27		1,000	1,131,992
	Chemours Co. (The)
	5.375%, 05/15/27		1,600	1,567,808
	Chevron Corp.
	2.954%, 05/16/26		133	148,879
	Chubb INA Holdings, Inc.
	2.700%, 03/13/23		35	37,020
	3.350%, 05/15/24		60	66,502
	1.550%, 03/15/28	EUR	4,900	6,186,385
	Cigna Corp.
	3.900%, 02/15/22		56	58,842
	3.500%, 06/15/24		97	106,347
	3.400%, 03/01/27		174	196,827
	4.375%, 10/15/28		3,000	3,622,443
	CIT Group, Inc.
	5.000%, 08/01/23		3,200	3,348,000
#	5.250%, 03/07/25		2,965	3,172,550
	Citigroup Inc
	1.500%, 10/26/28	EUR	1,900	2,412,858
	Citigroup, Inc.
	4.500%, 01/14/22		17	17,973
	3.875%, 10/25/23		33	36,370
	3.300%, 04/27/25		90	100,179
	5.150%, 05/21/26	GBP	1,323	2,105,597
	CME Group, Inc.
	3.000%, 03/15/25		33	36,400
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	CMS Energy Corp.
	3.875%, 03/01/24		20	$21,930
	3.600%, 11/15/25		37	41,542
	3.000%, 05/15/26		58	63,279
	CNA Financial Corp.
	5.750%, 08/15/21		49	51,641
	4.500%, 03/01/26		75	87,905
	CNO Financial Group, Inc.
#	5.250%, 05/30/25		2,220	2,518,252
	5.250%, 05/30/29		2,000	2,282,635
	Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	1,400	1,837,181
	Coca-Cola Co. (The)
	2.250%, 09/01/26		147	160,619
	2.900%, 05/25/27		275	305,477
	Colgate-Palmolive Co.
	1.375%, 03/06/34	EUR	2,000	2,724,942
	Comcast Corp.
	3.375%, 08/15/25		49	55,166
	3.150%, 03/01/26		102	115,174
	4.250%, 01/15/33		3,150	4,007,215
	Comerica, Inc.
	4.000%, 02/01/29		3,500	4,053,503
	ConocoPhillips Co.
	4.950%, 03/15/26		173	209,958
	ConocoPhillips Holding Co.
	6.950%, 04/15/29		800	1,139,027
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	16,445
	Constellation Brands, Inc.
	3.500%, 05/09/27		3,000	3,415,988
	Corning, Inc.
	3.700%, 11/15/23		32	34,202
	Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	88,018
Ω	3.500%, 08/15/27		800	904,940
	CSX Corp.
	4.250%, 06/01/21		9	9,196
	CVS Health Corp.
	2.125%, 06/01/21		15	15,193
	3.375%, 08/12/24		174	190,046
	3.875%, 07/20/25		1,985	2,253,285
	3.250%, 08/15/29		1,000	1,126,197
	Danaher Corp.
#	3.350%, 09/15/25		917	1,030,056
	Darden Restaurants, Inc.
	3.850%, 05/01/27		4,000	4,153,194
	DCP Midstream Operating LP
	5.375%, 07/15/25		2,100	2,211,342
	Deere & Co.
	5.375%, 10/16/29		5	6,690
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	1,300	1,611,100
	Discover Bank
	4.650%, 09/13/28		2,600	3,058,654

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Discovery Communications LLC
3.900%, 11/15/24		63	$69,341
3.450%, 03/15/25		66	72,549
1.900%, 03/19/27	EUR	5,700	6,940,645
3.625%, 05/15/30		3,000	3,328,181
Dollar General Corp.
3.250%, 04/15/23		79	84,236
4.150%, 11/01/25		13	15,135
# 4.125%, 05/01/28		2,000	2,379,229
Dollar Tree, Inc.
4.200%, 05/15/28		3,600	4,283,258
Dominion Energy Gas Holdings LLC
2.800%, 11/15/20		84	84,400
Dominion Energy, Inc.
3.900%, 10/01/25		117	133,788
Dover Corp.
1.250%, 11/09/26	EUR	3,100	3,750,431
Dow Chemical Co. (The)
3.500%, 10/01/24		87	95,256
DTE Energy Co.
3.850%, 12/01/23		11	11,979
2.850%, 10/01/26		500	545,046
Duke Energy Corp.
3.050%, 08/15/22		131	137,188
3.750%, 04/15/24		67	74,321
DXC Technology Co.
4.450%, 09/18/22		37	38,700
1.750%, 01/15/26	EUR	2,350	2,750,385
4.750%, 04/15/27		3,075	3,450,260
E*TRADE Financial Corp.
4.500%, 06/20/28		3,297	3,879,703
Eastman Chemical Co.
3.600%, 08/15/22		3	3,150
3.800%, 03/15/25		51	56,514
1.875%, 11/23/26	EUR	5,000	6,100,347
Eaton Corp.
4.000%, 11/02/32		500	613,242
Eaton Vance Corp.
3.500%, 04/06/27		517	570,786
eBay, Inc.
2.600%, 07/15/22		31	32,106
3.600%, 06/05/27		2,215	2,523,058
Ecolab, Inc.
# 2.700%, 11/01/26		52	58,636
Edgewell Personal Care Co.
4.700%, 05/24/22		1,185	1,247,212
Edison International
4.125%, 03/15/28		795	857,324
EI du Pont de Nemours and Co.
2.300%, 07/15/30		500	534,178
EMC Corp.
3.375%, 06/01/23		1,255	1,314,437
Emerson Electric Co.
3.150%, 06/01/25		62	69,193
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Energy Transfer Operating L.P.
#	4.750%, 01/15/26		2,567	$2,785,110
	Energy Transfer Operating LP
	3.750%, 05/15/30		3,000	2,966,459
	Enterprise Products Operating LLC
	5.200%, 09/01/20		6	6,022
	3.900%, 02/15/24		24	26,458
	3.700%, 02/15/26		62	70,531
	EOG Resources, Inc.
	4.100%, 02/01/21		20	20,354
	3.150%, 04/01/25		79	87,070
	Equifax, Inc.
	3.250%, 06/01/26		900	972,677
	3.100%, 05/15/30		4,000	4,440,191
	Equitable Holdings, Inc.
	4.350%, 04/20/28		800	924,632
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		1,388	1,516,676
	Evergy, Inc.
	4.850%, 06/01/21		29	29,747
	Eversource Energy
	2.800%, 05/01/23		55	57,853
	Exelon Corp.
	2.450%, 04/15/21		15	15,187
	3.950%, 06/15/25		27	30,956
	3.400%, 04/15/26		1,225	1,387,067
	Exelon Generation Co. LLC
	3.250%, 06/01/25		2,200	2,428,419
	Expedia Group, Inc.
#	3.800%, 02/15/28		400	396,054
	3.250%, 02/15/30		500	472,517
	Exxon Mobil Corp.
#	2.440%, 08/16/29		7,300	7,997,883
	FedEx Corp.
	2.625%, 08/01/22		51	53,085
	4.000%, 01/15/24		99	110,528
	3.200%, 02/01/25		44	48,435
	1.625%, 01/11/27	EUR	2,000	2,446,079
#	3.400%, 02/15/28		1,000	1,119,240
#	3.100%, 08/05/29		910	1,012,548
	4.900%, 01/15/34		1,300	1,697,639
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	8,793,600
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	3,158,861
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	3,931,905
	FirstEnergy Corp.
	7.375%, 11/15/31		750	1,077,316
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	8,800	11,016,223

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Fluor Corp.
#	4.250%, 09/15/28		5,385	$4,577,250
	GATX Corp.
	3.250%, 03/30/25		60	64,065
	3.250%, 09/15/26		32	34,248
	3.500%, 03/15/28		500	532,432
	GE Capital Funding LLC
Ω	4.550%, 05/15/32		4,000	4,279,609
	General Electric Co.
	0.375%, 05/17/22	EUR	135	158,226
#	3.375%, 03/11/24		37	40,207
	0.875%, 05/17/25	EUR	500	571,605
	6.750%, 03/15/32		221	278,407
	General Mills, Inc.
	3.150%, 12/15/21		9	9,271
	3.200%, 02/10/27		1,007	1,151,059
	1.500%, 04/27/27	EUR	2,000	2,471,388
	General Motors Co.
	6.125%, 10/01/25		2,000	2,331,644
	4.200%, 10/01/27		1,400	1,512,858
	6.800%, 10/01/27		1,035	1,260,275
	General Motors Financial Co., Inc.
	5.250%, 03/01/26		178	201,380
	4.350%, 01/17/27		1,058	1,145,411
	Georgia Power Co.
	3.250%, 03/30/27		154	169,906
	Gilead Sciences, Inc.
	4.400%, 12/01/21		17	17,756
	3.700%, 04/01/24		124	137,434
	3.650%, 03/01/26		757	872,769
	Global Payments, Inc.
	4.800%, 04/01/26		69	82,063
	Goldman Sachs Group Inc(The)
	4.250%, 01/29/26	GBP	2,300	3,470,066
	Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		26	27,230
	4.000%, 03/03/24		250	277,698
	3.750%, 05/22/25		87	97,297
	1.625%, 07/27/26	EUR	1,175	1,467,951
	2.000%, 03/22/28	EUR	2,000	2,581,974
#	3.800%, 03/15/30		950	1,116,456
	6.125%, 02/15/33		2,484	3,585,230
	Goodyear Tire & Rubber Co. (The)
#	4.875%, 03/15/27		2,739	2,704,762
	Graphic Packaging International LLC
	4.125%, 08/15/24		922	968,100
Ω	3.500%, 03/15/28		2,000	2,032,500
	Graphic Packaging International, LLC
Ω	4.750%, 07/15/27		1,000	1,080,000
	Halliburton Co.
	3.500%, 08/01/23		4	4,257
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
#	3.800%, 11/15/25		124	$134,330
	2.920%, 03/01/30		500	500,769
	Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		5,800	6,322,000
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		42	44,746
	Hasbro, Inc.
	3.500%, 09/15/27		3,562	3,747,884
	HCA Inc.
	5.375%, 02/01/25		4,555	5,135,762
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		2,800	2,882,555
	Hess Corp.
	4.300%, 04/01/27		6,000	6,319,383
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		1,905	2,201,812
	Honeywell International, Inc.
	2.500%, 11/01/26		102	113,236
	2.250%, 02/22/28	EUR	3,905	5,262,393
	Hormel Foods Corp.
	4.125%, 04/15/21		17	17,223
	Howmet Aerospace, Inc.
	5.125%, 10/01/24		2,000	2,125,240
	Humana, Inc.
	3.850%, 10/01/24		91	101,011
	Huntington Bancshares, Inc.
	3.150%, 03/14/21		18	18,265
	2.300%, 01/14/22		38	38,961
	Huntsman International LLC
	4.500%, 05/01/29		5,550	6,064,898
	Hyatt Hotels Corp.
	3.375%, 07/15/23		1,756	1,770,195
	4.375%, 09/15/28		3,300	3,369,330
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		75	82,470
	Intel Corp.
	2.700%, 12/15/22		11	11,600
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		1,000	1,150,900
	2.100%, 06/15/30		1,380	1,468,154
	International Business Machines Corp.
	3.625%, 02/12/24		112	124,037
	3.300%, 01/27/27		306	347,715
	1.750%, 03/07/28	EUR	1,000	1,300,834
	3.500%, 05/15/29		800	942,329
	International Paper Co.
	3.650%, 06/15/24		92	102,363
#	3.800%, 01/15/26		12	13,728
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		546	604,228

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		57	$64,976
	JM Smucker Co. (The)
	3.500%, 03/15/25		58	65,094
	John Deere Capital Corp.
	3.350%, 06/12/24		672	741,914
	Johnson & Johnson
#	2.450%, 03/01/26		38	42,128
	Johnson Controls International P.L.C.
	3.625%, 07/02/24		11	11,921
	JPMorgan Chase & Co.
	3.625%, 05/13/24		142	157,586
	3.900%, 07/15/25		129	146,895
	3.300%, 04/01/26		2,000	2,250,080
	2.950%, 10/01/26		500	555,591
	Juniper Networks, Inc.
	4.500%, 03/15/24		49	55,090
#	3.750%, 08/15/29		4,000	4,598,000
	Kellogg Co.
	1.250%, 03/10/25	EUR	500	610,449
#	3.250%, 04/01/26		661	750,796
	7.450%, 04/01/31		61	90,724
	Kimberly-Clark Corp.
	2.400%, 06/01/23		22	23,159
	Kraft Heinz Foods Co.
	3.950%, 07/15/25		1,385	1,522,200
	2.250%, 05/25/28	EUR	200	236,170
	4.625%, 01/30/29		3,421	3,897,102
Ω	3.750%, 04/01/30		2,000	2,167,146
	Kroger Co
#	3.700%, 08/01/27		3,394	3,956,809
	Kroger Co. (The)
	3.850%, 08/01/23		39	42,538
	7.500%, 04/01/31		90	131,615
	L3Harris Technologies, Inc.
	3.950%, 05/28/24		29	31,883
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23		45	49,424
	Lam Research Corp.
	3.800%, 03/15/25		1,000	1,137,731
	4.000%, 03/15/29		3,200	3,891,909
	Lazard Group LLC
	4.500%, 09/19/28		1,800	2,090,519
	Lear Corp.
	3.800%, 09/15/27		5,100	5,354,647
	4.250%, 05/15/29		1,000	1,067,015
	Legg Mason, Inc.
	3.950%, 07/15/24		55	60,245
	4.750%, 03/15/26		23	26,664
	Leggett & Platt, Inc.
	4.400%, 03/15/29		9,326	10,241,813
	Lennar Corp.
	4.500%, 04/30/24		1,000	1,082,500
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.750%, 05/30/25		3,465	$3,811,500
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	6,825,887
Ω	4.569%, 02/01/29		78	94,970
	Lincoln National Corp.
	3.050%, 01/15/30		4,900	5,382,148
	Lockheed Martin Corp.
	2.900%, 03/01/25		552	607,464
	3.550%, 01/15/26		56	64,312
	Loews Corp.
	2.625%, 05/15/23		44	46,494
	3.750%, 04/01/26		125	143,494
	Lowe's Cos., Inc.
	3.120%, 04/15/22		3	3,120
	3.375%, 09/15/25		61	68,724
	LYB International Finance II BV
	3.500%, 03/02/27		2,035	2,282,788
	1.625%, 09/17/31	EUR	6,500	7,626,052
	LyondellBasell Industries NV
	5.750%, 04/15/24		1,400	1,628,007
	Marathon Oil Corp.
	3.850%, 06/01/25		1,840	1,879,801
	Marathon Petroleum Corp.
	3.625%, 09/15/24		96	103,298
	Markel Corp.
	3.350%, 09/17/29		4,300	4,720,444
	Marriott International, Inc.
	2.875%, 03/01/21		12	12,109
	3.750%, 03/15/25		1,500	1,491,767
	4.000%, 04/15/28		4,401	4,420,095
	Mars, Inc.
Ω	3.600%, 04/01/34		595	735,803
	Marsh & McLennan Cos. Inc.
	4.375%, 03/15/29		800	990,226
	Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	106,569
	3.500%, 03/10/25		700	780,297
	1.349%, 09/21/26	EUR	6,000	7,448,780
#	2.250%, 11/15/30		1,650	1,766,309
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27		69	76,237
	McDonald's Corp.
	2.625%, 01/15/22		22	22,721
	2.875%, 12/17/25	EUR	600	800,998
	1.500%, 11/28/29	EUR	1,000	1,281,488
	5.875%, 04/23/32	GBP	750	1,449,163
	McKesson Corp.
	3.796%, 03/15/24		51	56,250
	3.950%, 02/16/28		3,050	3,577,564
	3.125%, 02/17/29	GBP	4,420	6,190,449
	4.750%, 05/30/29		1,000	1,235,148
	Medtronic, Inc.
	3.500%, 03/15/25		11	12,432
	Merck & Co., Inc.
	2.750%, 02/10/25		136	148,484

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Meritage Homes Corp.
7.000%, 04/01/22		272	$293,434
6.000%, 06/01/25		5,008	5,748,182
MetLife, Inc.
# 3.600%, 04/10/24		189	210,233
6.500%, 12/15/32		281	430,402
MGIC Investment Corp.
5.750%, 08/15/23		3,190	3,349,500
MGM Resorts International
7.750%, 03/15/22		1,100	1,170,125
5.750%, 06/15/25		2,928	3,023,160
# 4.625%, 09/01/26		2,693	2,606,662
Molson Coors Beverage Co.
3.500%, 05/01/22		33	34,400
1.250%, 07/15/24	EUR	1,200	1,390,710
3.000%, 07/15/26		687	725,650
Mondelez International, Inc.
1.625%, 03/08/27	EUR	2,500	3,178,111
Morgan Stanley
5.500%, 07/28/21		10	10,498
3.875%, 04/29/24		140	156,099
3.875%, 01/27/26		1,095	1,257,202
1.375%, 10/27/26	EUR	2,550	3,176,191
1.875%, 04/27/27	EUR	1,856	2,398,389
Mosaic Co. (The)
4.250%, 11/15/23		46	49,227
# 4.050%, 11/15/27		5,000	5,397,289
Motorola Solutions, Inc.
3.500%, 03/01/23		37	39,495
4.600%, 02/23/28		500	581,073
4.600%, 05/23/29		2,300	2,696,817
MPLX L.P.
4.125%, 03/01/27		2,876	3,142,001
4.000%, 03/15/28		1,500	1,633,048
Mylan NV
2.250%, 11/22/24	EUR	1,000	1,247,268
3.950%, 06/15/26		2,173	2,483,039
3.125%, 11/22/28	EUR	3,400	4,573,505
Mylan, Inc.
4.200%, 11/29/23		52	57,178
Nasdaq, Inc.
4.250%, 06/01/24		33	37,230
1.750%, 03/28/29	EUR	5,924	7,627,723
National Oilwell Varco, Inc.
2.600%, 12/01/22		26	26,539
3.600%, 12/01/29		5,000	4,952,959
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		32	51,203
NetApp, Inc.
3.250%, 12/15/22		13	13,529
3.300%, 09/29/24		1,800	1,966,098
Netflix, Inc.
5.875%, 02/15/25		885	1,017,750
# 4.375%, 11/15/26		900	999,342
4.875%, 04/15/28		3,040	3,533,757
5.875%, 11/15/28		1,000	1,235,000
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Ω	5.375%, 11/15/29	1,000	$1,211,250
	Newell Brands, Inc.
	4.000%, 06/15/22	76	78,280
	4.875%, 06/01/25	5,500	5,981,250
	Newmont Corp.
	3.625%, 06/09/21	46	46,957
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21	10	10,231
	3.550%, 05/01/27	1,184	1,373,639
	NextEra Energy Operating Partners L.P.
Ω	3.875%, 10/15/26	2,980	3,114,100
#Ω	4.500%, 09/15/27	4,700	5,111,250
	NiSource, Inc.
	3.850%, 02/15/23	27	28,938
	Noble Energy, Inc.
	3.850%, 01/15/28	5,250	5,995,293
	Nordstrom, Inc.
	4.000%, 10/15/21	11	11,130
	4.000%, 03/15/27	3,848	3,302,369
	Norfolk Southern Corp.
	2.900%, 06/15/26	526	587,842
	Northrop Grumman Corp.
	3.250%, 08/01/23	12	13,015
	Nucor Corp.
	2.700%, 06/01/30	400	433,471
	NuStar Logistics L.P.
	5.625%, 04/28/27	1,367	1,334,465
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	32	36,343
	Ohio Power Co.
	5.375%, 10/01/21	27	28,587
	Omnicom Group, Inc.
	4.200%, 06/01/30	900	1,070,084
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	2,038	2,256,651
	ONEOK, Inc.
	4.000%, 07/13/27	77	79,224
	4.550%, 07/15/28	1,766	1,853,937
	4.350%, 03/15/29	3,073	3,172,431
	Oracle Corp.
	2.500%, 10/15/22	22	23,030
	2.650%, 07/15/26	2,078	2,288,785
	3.250%, 11/15/27	5,956	6,816,786
	O'Reilly Automotive, Inc.
#	3.600%, 09/01/27	2,200	2,543,012
	Owens Corning
	3.875%, 06/01/30	583	639,929
	Packaging Corp. of America
	4.500%, 11/01/23	45	49,766
	Parker-Hannifin Corp.
	3.300%, 11/21/24	71	78,065
	3.250%, 06/14/29	2,750	3,128,848

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26		3,000	$3,275,619
	PepsiCo, Inc.
	2.750%, 03/05/22		33	34,341
	0.875%, 07/18/28	EUR	1,500	1,879,868
	PerkinElmer, Inc.
	3.300%, 09/15/29		1,100	1,240,421
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,779,886
	Pfizer, Inc.
	3.000%, 12/15/26		550	628,847
	3.450%, 03/15/29		9,000	10,762,974
	Philip Morris International, Inc.
	3.250%, 11/10/24		68	75,495
	2.875%, 05/14/29	EUR	2,650	3,727,828
	3.375%, 08/15/29		2,000	2,320,518
	2.100%, 05/01/30		6,400	6,777,250
	0.800%, 08/01/31	EUR	3,200	3,699,707
	Phillips 66
	4.300%, 04/01/22		49	51,983
	Phillips 66 Partners L.P.
	3.550%, 10/01/26		752	815,017
	3.750%, 03/01/28		700	745,069
	Plains All American Pipeline L.P. / PAA Finance Corp.
	4.650%, 10/15/25		800	862,528
	3.800%, 09/15/30		5,000	5,001,248
	PNC Financial Services Group, Inc. (The)
	4.375%, 08/11/20		3	3,002
	3.300%, 03/08/22		9	9,399
	3.150%, 05/19/27		1,000	1,137,257
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	1,800	2,213,210
#	3.750%, 03/15/28		2,750	3,302,947
	2.800%, 08/15/29		947	1,038,124
	2.550%, 06/15/30		6,000	6,468,708
	PPL Capital Funding, Inc.
#	3.100%, 05/15/26		1,100	1,223,195
	Principal Financial Group, Inc.
	3.125%, 05/15/23		52	55,454
	3.100%, 11/15/26		53	58,222
	Procter & Gamble Co. (The)
#	2.450%, 11/03/26		13	14,419
	Proctor + Gamble Co. Ltd.
	6.250%, 01/31/30	GBP	563	1,089,517
	Progress Energy, Inc.
	4.400%, 01/15/21		27	27,219
	7.750%, 03/01/31		1,130	1,706,009
	7.000%, 10/30/31		630	911,957
	Progressive Corp.
#	2.450%, 01/15/27		500	549,269
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
PSEG Power LLC
	4.300%, 11/15/23		68	$75,163
Puget Energy, Inc.
	6.000%, 09/01/21		92	96,998
PulteGroup, Inc.
	5.500%, 03/01/26		1,649	1,905,073
	5.000%, 01/15/27		5,400	6,191,640
QUALCOMM, Inc.
	3.450%, 05/20/25		1,631	1,835,349
	3.250%, 05/20/27		2,800	3,209,398
Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	4,447
	4.200%, 06/30/29		925	1,120,899
Radian Group, Inc.
	4.500%, 10/01/24		6,000	6,030,000
Raytheon Technologies Corp.
	2.250%, 07/01/30		800	858,966
Reinsurance Group of America, Inc.
	5.000%, 06/01/21		11	11,402
	4.700%, 09/15/23		45	49,692
	3.950%, 09/15/26		3,111	3,478,629
Republic Services, Inc.
	3.550%, 06/01/22		52	54,576
Rockwell Automation, Inc.
	2.875%, 03/01/25		67	72,577
Roper Technologies, Inc.
	3.000%, 12/15/20		15	15,117
Ross Stores, Inc.
	4.800%, 04/15/30		7,262	8,816,168
Ryder System, Inc.
#	4.625%, 06/01/25		600	687,982
Seagate HDD Cayman
Ω	4.125%, 01/15/31		2,000	2,146,638
Sealed Air Corp.
Ω	4.875%, 12/01/22		1,180	1,236,050
Ω	5.125%, 12/01/24		1,817	1,998,700
Ω	5.500%, 09/15/25		2,600	2,873,000
Sempra Energy
	4.050%, 12/01/23		49	53,906
	3.550%, 06/15/24		76	83,260
Sensata Technologies BV
Ω	5.000%, 10/01/25		5,859	6,327,720
Sherwin-Williams Co. (The)
	3.450%, 08/01/25		53	58,981
	2.950%, 08/15/29		4,670	5,217,663
Simon Property Group L.P.
	3.375%, 12/01/27		405	444,937
Sky Ltd.
	2.500%, 09/15/26	EUR	2,000	2,704,377
Southern Co. (The)
	3.250%, 07/01/26		556	631,335
Southern Power Co.
	4.150%, 12/01/25		1,017	1,186,338
	1.850%, 06/20/26	EUR	1,200	1,536,066
Southwest Airlines Co.
	2.650%, 11/05/20		60	60,138

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.750%, 05/04/23		6,000	$6,296,423
	3.000%, 11/15/26		107	104,139
	Southwest Gas Corp.
	2.200%, 06/15/30		900	968,311
	Spirit AeroSystems, Inc.
#	4.600%, 06/15/28		3,000	2,340,000
	Springleaf Finance Corp.
	6.875%, 03/15/25		3,500	3,911,250
	State Street Corp.
	3.300%, 12/16/24		163	182,385
	3.550%, 08/18/25		96	109,812
	Steel Dynamics, Inc.
	3.250%, 01/15/31		100	109,372
	Steelcase Inc.
	5.125%, 01/18/29		4,342	4,687,629
	Stryker Corp.
	3.375%, 05/15/24		6	6,576
	3.375%, 11/01/25		109	122,838
	2.125%, 11/30/27	EUR	4,709	6,188,321
	Sysco Corp.
	2.600%, 10/01/20		35	35,054
	3.300%, 07/15/26		2,523	2,738,910
	Tapestry, Inc.
	4.250%, 04/01/25		1,000	1,009,409
	Target Corp.
	2.500%, 04/15/26		52	57,255
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		3,000	3,368,130
	TC PipeLines L.P.
	3.900%, 05/25/27		2,000	2,146,195
	TD Ameritrade Holding Corp.
	2.950%, 04/01/22		21	21,818
	3.625%, 04/01/25		86	96,236
#	2.750%, 10/01/29		2,000	2,247,119
	Thermo Fisher Scientific, Inc.
	2.000%, 04/15/25	EUR	1,000	1,278,463
	1.450%, 03/16/27	EUR	1,000	1,263,823
	1.375%, 09/12/28	EUR	1,315	1,671,655
	TJX Cos., Inc. (The)
	2.250%, 09/15/26		600	643,216
#	3.750%, 04/15/27		1,400	1,624,478
	Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	2,016,000
	4.350%, 02/15/28		3,800	4,113,500
#	3.800%, 11/01/29		1,000	1,040,000
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		3,800	4,095,298
	Trimble, Inc.
#	4.900%, 06/15/28		500	588,033
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,190	1,200,412
	TWDC Enterprises 18 Corp.
	3.150%, 09/17/25		75	83,719
	Twitter, Inc.
Ω	3.875%, 12/15/27		7,000	7,488,810
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Tyson Foods, Inc.
4.500%, 06/15/22		65	$69,165
Under Armour, Inc.
# 3.250%, 06/15/26		7,250	6,747,031
Union Pacific Corp.
2.750%, 04/15/23		7	7,384
3.250%, 01/15/25		111	122,040
UnitedHealth Group, Inc.
2.750%, 02/15/23		101	106,726
3.750%, 07/15/25		137	157,549
3.850%, 06/15/28		500	601,230
Unum Group
4.000%, 03/15/24		734	796,214
3.875%, 11/05/25		23	24,687
4.000%, 06/15/29		5,100	5,523,119
US Bancorp
2.350%, 01/29/21		9	9,076
Valero Energy Corp.
3.400%, 09/15/26		1,046	1,153,135
Ventas Realty LP
4.125%, 01/15/26		1,500	1,662,565
VeriSign, Inc.
5.250%, 04/01/25		4,807	5,479,980
Verizon Communications, Inc.
3.376%, 02/15/25		26	29,189
2.625%, 08/15/26		24	26,538
1.375%, 10/27/26	EUR	1,500	1,887,664
4.329%, 09/21/28		200	246,570
1.375%, 11/02/28	EUR	2,000	2,540,538
4.016%, 12/03/29		183	223,697
2.625%, 12/01/31	EUR	2,500	3,568,514
VF Corp.
# 2.950%, 04/23/30		701	771,125
ViacomCBS, Inc.
3.875%, 04/01/24		57	62,345
3.500%, 01/15/25		28	30,759
4.000%, 01/15/26		775	871,804
2.900%, 01/15/27		3,269	3,521,955
7.875%, 07/30/30		2,013	2,964,613
4.950%, 01/15/31		1,200	1,449,356
# 4.200%, 05/19/32		2,000	2,296,412
VMware, Inc.
4.650%, 05/15/27		1,000	1,144,699
# 3.900%, 08/21/27		5,021	5,529,176
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		3,035	3,348,441
2.125%, 11/20/26	EUR	2,700	3,303,538
Walmart, Inc.
3.700%, 06/26/28		3,000	3,610,327
4.875%, 09/21/29	EUR	1,166	1,959,004
5.750%, 12/19/30	GBP	3,919	7,668,249
5.625%, 03/27/34	GBP	3,175	6,589,706
Walt Disney Co
2.200%, 01/13/28		700	740,529
Walt Disney Co.
# 3.800%, 03/22/30		500	597,060

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Walt Disney Co. (The)
3.700%, 09/15/24		168	$187,601
2.650%, 01/13/31		1,000	1,086,995
Waste Management, Inc.
3.500%, 05/15/24		58	63,229
3.125%, 03/01/25		40	44,005
WEC Energy Group, Inc.
3.550%, 06/15/25		52	58,299
Wells Fargo & Co.
3.500%, 03/08/22		102	106,775
3.000%, 02/19/25		190	206,623
3.000%, 04/22/26		32	35,065
2.000%, 04/27/26	EUR	800	1,012,613
2.975%, 05/19/26	CAD	3,000	2,372,877
1.375%, 10/26/26	EUR	500	612,115
1.000%, 02/02/27	EUR	800	956,779
4.150%, 01/24/29		1,000	1,187,635
2.500%, 05/02/29	GBP	750	1,053,928
Welltower, Inc.
3.100%, 01/15/30		1,000	1,052,535
Western Digital Corp.
# 4.750%, 02/15/26		6,980	7,590,750
Western Power Distribution South West P.L.C.
5.875%, 03/25/27	GBP	900	1,533,061
2.375%, 05/16/29	GBP	1,300	1,858,971
Westlake Chemical Corp.
1.625%, 07/17/29	EUR	6,000	6,891,718
WestRock MWV LLC
8.200%, 01/15/30		180	258,515
Whirlpool Corp.
4.700%, 06/01/22		22	23,478
3.700%, 05/01/25		145	159,161
4.750%, 02/26/29		1,000	1,236,956
Whirlpool Finance Luxembourg Sarl
1.250%, 11/02/26	EUR	1,200	1,435,846
1.100%, 11/09/27	EUR	500	588,363
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
	Williams Cos., Inc. (The)
	7.875%, 09/01/21	498	$535,516
	3.700%, 01/15/23	100	105,707
	4.000%, 09/15/25	136	152,019
	3.750%, 06/15/27	16	17,539
	Wisconsin Electric Power Co.
	3.100%, 06/01/25	37	40,436
	WRKCo, Inc.
	4.200%, 06/01/32	2,600	3,134,711
	3.000%, 06/15/33	1,100	1,197,727
	Xerox Corp.
	4.070%, 03/17/22	13	13,325
#	3.800%, 05/15/24	2,050	2,060,250
	Xilinx, Inc.
	3.000%, 03/15/21	11	11,162
	ZF North America Capital, Inc.
Ω	4.750%, 04/29/25	3,010	3,175,550
	Zimmer Biomet Holdings, Inc.
	3.550%, 04/01/25	731	808,258
	Zoetis, Inc.
	3.000%, 09/12/27	62	69,703
	TOTAL UNITED STATES		1,091,433,274
	TOTAL BONDS		1,946,175,504
	TOTAL INVESTMENT SECURITIES (Cost $1,997,832,087)		2,126,939,286

		Shares
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	5,804,233	67,160,784
TOTAL INVESTMENTS — (100.0%)
(Cost $2,064,988,821)^^			$2,194,100,070

As of July 31, 2020, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	4,721,767	USD	6,129,097	Citibank, N.A.	08/06/20	$51,763
GBP	4,870,347	USD	6,128,568	Goldman Sachs International	08/06/20	246,786
CAD	575,495	USD	428,822	Citibank, N.A.	08/10/20	836
USD	4,350,163	CAD	5,824,838	Citibank, N.A.	08/10/20	1,401
USD	4,401,517	CAD	5,881,288	Mellon Bank	08/10/20	10,610
Total Appreciation						$311,396
USD	103,085,020	GBP	82,986,128	Citibank, N.A.	08/06/20	$(5,544,999)

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	41,297,478	AUD	60,024,314	Citibank, N.A.	08/07/20	$(1,587,238)
USD	5,655,418	AUD	8,104,249	State Street Bank and Trust	08/07/20	(134,709)
USD	100,830,088	CAD	137,051,815	Citibank, N.A.	08/10/20	(1,491,347)
USD	102,369,567	EUR	101,420,647	Mellon Bank	08/10/20	(3,682,508)
USD	72,775,702	EUR	63,945,331	Citibank, N.A.	08/18/20	(2,570,800)
USD	73,332,342	EUR	64,047,996	State Street Bank and Trust	08/21/20	(2,139,932)
USD	78,409,406	EUR	68,438,767	Mellon Bank	08/27/20	(2,247,090)
USD	87,722,356	EUR	75,755,711	State Street Bank and Trust	08/28/20	(1,559,203)
USD	43,675,131	AUD	61,176,514	State Street Bank and Trust	09/01/20	(36,828)
USD	70,548,168	GBP	55,288,403	Citibank, N.A.	09/04/20	(1,836,509)
USD	34,437,393	EUR	29,643,007	State Street Bank and Trust	09/04/20	(503,432)
USD	99,275,239	JPY	10,624,029,063	State Street Bank and Trust	10/15/20	(1,178,054)
JPY	706,070,628	USD	6,722,543	State Street Bank and Trust	10/15/20	(46,440)
Total (Depreciation)						$(24,559,089)
Total Appreciation (Depreciation)						$(24,247,693)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$72,451,648	—	$72,451,648
Belgium	—	12,063,292	—	12,063,292
Canada	—	177,021,412	—	177,021,412
Denmark	—	5,437,029	—	5,437,029
Finland	—	7,739,375	—	7,739,375
France	—	88,050,299	—	88,050,299
Germany	—	72,677,334	—	72,677,334
Ireland	—	1,065,784	—	1,065,784
Italy	—	26,076,094	—	26,076,094
Japan	—	47,941,766	—	47,941,766
Luxembourg	—	15,771,546	—	15,771,546
Netherlands	—	66,807,951	—	66,807,951
Norway	—	52,607,724	—	52,607,724
Spain	—	11,257,540	—	11,257,540
Supranational Organization Obligations	—	61,383,710	—	61,383,710
Sweden	—	4,706,662	—	4,706,662
Switzerland	—	9,163,759	—	9,163,759
United Kingdom	—	122,519,305	—	122,519,305
United States	—	1,091,433,274	—	1,091,433,274
Agency Obligations	—	180,763,782	—	180,763,782
Securities Lending Collateral	—	67,160,784	—	67,160,784
Forward Currency Contracts**	—	(24,247,693)	—	(24,247,693)
TOTAL	—	$2,169,852,377	—	$2,169,852,377
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.8%)
BRAZIL — (5.0%)
	AES Tiete Energia SA	42,480	$123,453
	Aliansce Sonae Shopping Centers SA	1,812	9,635
	Alliar Medicos A Frente SA	19,451	42,358
	Alupar Investimento SA	29,800	137,959
#	Ambev SA, ADR	424,085	1,136,548
	Ambev SA	5,100	13,589
	Arezzo Industria e Comercio SA	9,300	94,060
	Atacadao SA	46,993	202,150
#*	Azul SA, ADR	5,630	64,970
*	B2W Cia Digital	13,400	306,503
	B3 SA - Brasil Bolsa Balcao	101,995	1,240,391
	Banco Bradesco SA, ADR	198,848	839,138
	Banco Bradesco SA	92,518	367,656
	Banco BTG Pactual SA	74,660	1,236,855
	Banco do Brasil SA	97,100	625,053
	Banco Santander Brasil SA	50,600	289,930
	BB Seguridade Participacoes SA	94,554	504,440
	BK Brasil Operacao e Assessoria a Restaurantes SA	16,674	33,690
	BR Properties SA	27,600	49,046
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,500	42,330
#	Braskem SA, Sponsored ADR	4,311	37,894
	Camil Alimentos SA	17,242	40,688
	CCR SA	340,480	976,427
	Centrais Eletricas Brasileiras SA	8,500	60,191
	Cia Brasileira de Distribuicao	25,330	344,755
	Cia de Locacao das Americas	92,320	338,554
	Cia de Saneamento Basico do Estado de Sao Paulo	35,000	408,268
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	8,704	100,618
	Cia de Saneamento de Minas Gerais-COPASA	10,800	112,937
	Cia de Saneamento do Parana	29,100	170,978
	Cia de Saneamento do Parana	21,300	25,520
#	Cia Energetica de Minas Gerais, Sponsored ADR	6,100	14,152
	Cia Energetica de Minas Gerais	20,300	47,554
	Cia Hering	8,600	24,399
	Cia Paranaense de Energia	4,800	61,070
	Cia Siderurgica Nacional SA	45,000	105,673
	Cielo SA	260,850	268,523
	Construtora Tenda SA	13,760	88,128
*	Cosan Logistica SA	16,800	65,183
	Cosan SA	23,300	403,776
	CPFL Energia SA	19,900	119,784
	CSU Cardsystem SA	5,800	15,299
	CVC Brasil Operadora e Agencia de Viagens SA	13,000	51,835
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,600	24,179
	Dimed SA Distribuidora da Medicamentos	6,708	34,604
	Direcional Engenharia SA	25,300	78,424
	Duratex SA	93,167	287,544
*	EcoRodovias Infraestrutura e Logistica SA	42,200	117,462
	EDP - Energias do Brasil SA	26,500	94,285
*	Embraer SA	75,494	110,132
*	Embraer SA, Sponsored ADR	24,490	141,552
	Energisa SA	45,433	428,067
	Engie Brasil Energia SA	2,200	19,472
	Equatorial Energia SA	98,100	480,105
	Even Construtora e Incorporadora SA	16,900	47,883

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ez Tec Empreendimentos e Participacoes SA	8,365	$66,018
	Fleury SA	48,900	240,068
	Fras-Le SA	2,000	2,132
*	Gafisa SA	17,700	19,680
*	Gafisa SA	11,310	12,402
	Grendene SA	23,621	34,504
	Guararapes Confeccoes SA	16,684	57,089
	Hapvida Participacoes e Investimentos SA	18,900	236,008
*	Helbor Empreendimentos SA	55,000	31,419
	Hypera SA	27,700	191,798
	Industrias Romi SA	3,400	8,538
	Instituto Hermes Pardini SA	12,500	67,094
*	International Meal Co. Alimentacao SA, Class A	16,001	12,392
	Iochpe-Maxion SA	17,400	42,862
	IRB Brasil Resseguros SA	105,149	160,650
	Itau Unibanco Holding SA	25,850	123,389
	JHSF Participacoes SA	13,696	24,207
	JSL SA	4,700	25,957
	Kepler Weber SA	5,300	44,399
	Klabin SA	296,109	1,172,731
*	Light SA	34,409	124,667
	Localiza Rent a Car SA	165,145	1,612,020
	LOG Commercial Properties e Participacoes SA	3,500	24,691
	Lojas Americanas SA	30,462	179,798
	Lojas Renner SA	290,009	2,286,582
	M Dias Branco SA	2,932	21,965
	Magazine Luiza SA	49,293	762,657
	Mahle-Metal Leve SA	5,200	18,192
	Marcopolo SA	16,000	8,465
*	Marisa Lojas SA	9,470	14,814
*	Mills Estruturas e Servicos de Engenharia SA	36,300	53,303
	Movida Participacoes SA	18,811	60,040
	MRV Engenharia e Participacoes SA	86,147	316,081
	Natura & Co. Holding SA	63,414	571,833
*	Natura & Co. Holding SA	1	9
	Notre Dame Intermedica Participacoes S.A.	88,772	1,136,080
	Odontoprev SA	84,452	223,735
*	Omega Geracao SA	11,061	83,967
*	Paranapanema SA	4,900	12,117
	Porto Seguro SA	24,700	255,828
	Portobello SA	10,300	8,471
	Positivo Tecnologia SA	48,052	48,268
*	Profarma Distribuidora de Produtos Farmaceuticos SA	6,000	7,534
	Qualicorp Consultoria e Corretora de Seguros SA	86,331	463,384
	Raia Drogasil SA	33,800	804,091
*	Rumo SA	20,500	87,320
	Sao Carlos Empreendimentos e Participacoes SA	1,400	10,520
	Ser Educacional SA	5,000	14,981
	SLC Agricola SA	2,324	10,336
	Smiles Fidelidade SA	16,606	48,610
	Sul America SA	97,711	949,660
*	Suzano SA	89,394	719,738
*	Tecnisa SA	7,520	16,477
	Tegma Gestao Logistica SA	9,500	47,513
	Telefonica Brasil SA, ADR	21,716	219,114
	TIM Participacoes SA, ADR	2,608	38,964
	TIM Participacoes SA	98,200	296,489
	TOTVS SA	51,900	256,985
	Transmissora Alianca de Energia Eletrica SA	59,500	330,318

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Ultrapar Participacoes SA	152,008	$551,903
#	Ultrapar Participacoes SA, Sponsored ADR	61,736	222,250
	Unipar Carbocloro SA	1,200	7,018
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,600	28,704
*	Vulcabras Azaleia SA	31,800	31,516
	WEG SA	49,700	641,668
	Wiz Solucoes e Corretagem de Seguros SA	26,400	52,329
	YDUQS Participacoes SA	34,300	222,834
TOTAL BRAZIL			29,582,845
CHILE — (0.7%)
	Aguas Andinas SA, Class A	533,628	187,594
	Banco de Chile	150,217	14,421
	Banco de Chile, ADR	13,015	242,076
	Banco de Credito e Inversiones SA	2,349	83,775
	Banco Santander Chile, ADR	12,363	211,531
	Besalco SA	118,298	66,410
*	CAP SA	12,222	92,023
	Cencosud SA	318,793	555,422
	Cia Cervecerias Unidas SA	7,276	56,521
	Cia Cervecerias Unidas SA, Sponsored ADR	9,637	144,266
	Cia Pesquera Camanchaca SA	228,863	17,065
	Embotelladora Andina SA, ADR, Class B	4,723	68,956
	Empresa Nacional de Telecomunicaciones SA	25,682	183,125
	Empresas CMPC SA	106,285	235,437
	Empresas Lipigas SA	1,142	7,436
	Empresas Tricot SA	2,361	1,529
	Enel Americas SA	3,197,717	496,135
	Enel Americas SA	80,485	12,487
	Enel Chile SA, ADR	9,400	39,292
	Enel Chile SA	668,786	57,421
	Falabella SA	24,381	86,953
	Forus SA	13,163	17,622
	Grupo Security SA	259,362	52,074
	Hortifrut SA	16,125	18,865
	Instituto de Diagnostico SA	1,346	3,047
	Inversiones Aguas Metropolitanas SA	132,025	115,099
	Inversiones La Construccion SA	7,731	54,633
	Itau CorpBanca Chile SA	9,660,479	34,185
	Itau CorpBanca Chile SA, ADR	2,300	11,845
*	Masisa SA	730,560	12,738
	Multiexport Foods SA	65,867	21,148
	Parque Arauco SA	72,757	124,456
	PAZ Corp. SA	11,604	9,503
	Plaza SA	26,687	47,201
	Ripley Corp. SA	154,990	53,024
	Salfacorp SA	66,684	38,933
	Sigdo Koppers SA	27,836	32,540
	SMU SA	442,189	78,858
	Sociedad Matriz SAAM SA	603,599	43,851
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,071	277,119
	Socovesa SA	15,493	4,338
	SONDA SA	176,889	142,528
	Vina Concha y Toro SA	36,331	60,467
TOTAL CHILE			4,113,949

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (36.6%)
	361 Degrees International, Ltd.	174,000	$24,491
*	3SBio, Inc.	154,000	187,408
*	51job, Inc., ADR	8,734	592,864
*	58.com, Inc., ADR	24,471	1,354,959
#	AAC Technologies Holdings, Inc.	94,500	745,035
	Addsino Co., Ltd., Class A	12,300	31,293
	AECC Aero-Engine Control Co., Ltd., Class A	9,100	23,842
	Aerospace CH UAV Co., Ltd.	9,200	30,938
	Agile Group Holdings, Ltd.	376,000	477,116
	Agricultural Bank of China, Ltd., Class H	3,782,000	1,342,411
	Aier Eye Hospital Group Co., Ltd., Class A	11,050	71,783
	Ajisen China Holdings, Ltd.	95,000	15,198
	AKM Industrial Co., Ltd.	100,000	13,471
*	Alibaba Group Holding, Ltd., Sponsored ADR	79,804	20,032,400
*	Alibaba Health Information Technology, Ltd.	224,000	620,051
*	Alibaba Pictures Group, Ltd.	280,000	39,082
	Angang Steel Co., Ltd., Class H	181,800	50,999
	Anhui Expressway Co., Ltd., Class H	88,000	42,251
	Anhui Jinhe Industrial Co., Ltd., Class A	7,900	33,916
	Anhui Yingjia Distillery Co., Ltd., Class A	8,500	26,575
	ANTA Sports Products, Ltd.	129,000	1,224,595
#*	Anton Oilfield Services Group	552,000	32,162
	Apeloa Pharmaceutical Co., Ltd., Class A	19,000	64,891
	APT Satellite Holdings, Ltd.	62,000	19,214
	Ausnutria Dairy Corp., Ltd.	181,000	303,301
	AviChina Industry & Technology Co., Ltd., Class H	729,000	434,036
	AVICOPTER PLC, Class A	5,500	40,584
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	22,000	21,383
	BAIC Motor Corp., Ltd., Class H	236,000	115,089
*	Baidu, Inc., Sponsored ADR	29,883	3,568,030
	BAIOO Family Interactive, Ltd.	252,000	38,390
	Bank of Beijing Co., Ltd., Class A	51,100	35,354
	Bank of Changsha Co., Ltd., Class A	19,400	23,730
	Bank of China, Ltd., Class H	9,768,000	3,252,830
	Bank of Chongqing Co., Ltd., Class H	13,500	7,056
	Bank of Communications Co., Ltd., Class H	854,000	474,044
	Bank of Guiyang Co., Ltd., Class A	15,536	16,999
	Bank of Hangzhou Co., Ltd., Class A	16,600	22,456
	Bank of Jiangsu Co., Ltd., Class A	32,600	28,247
	Bank of Nanjing Co., Ltd., Class A	18,922	21,028
	Bank of Ningbo Co., Ltd., Class A	14,000	58,071
	Bank of Shanghai Co., Ltd., Class A	14,500	17,207
	Bank of Tianjin Co., Ltd., Class H	23,000	9,259
	Bank of Zhengzhou Co., Ltd., Class H	39,600	9,509
	Baoshan Iron & Steel Co., Ltd., Class A	35,500	25,036
*	Baoye Group Co., Ltd., Class H	28,000	23,716
*	Baozun, Inc., Sponsored ADR	20,002	841,284
*	BeiGene, Ltd., ADR	4,035	843,315
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	16,700	49,647
	Beijing Capital Development Co., Ltd., Class A	15,300	14,792
	Beijing Capital International Airport Co., Ltd., Class H	428,000	281,951
	Beijing Capital Land, Ltd., Class H	482,999	93,574
	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	24,750	146,434
	Beijing Enterprises Holdings, Ltd.	125,500	439,192
	Beijing Enterprises Water Group, Ltd.	1,104,000	469,188
*	Beijing Gas Blue Sky Holdings, Ltd.	512,000	9,581
*	Beijing Jetsen Technology Co., Ltd., Class A	71,900	53,211
	Beijing Kunlun Tech Co., Ltd., Class A	20,700	80,008
	Beijing North Star Co., Ltd., Class H	198,000	42,695

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Orient Landscape & Environment Co., Ltd., Class A	18,100	$13,157
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	7,800	15,416
	Beijing Originwater Technology Co., Ltd., Class A	18,600	22,860
	Beijing Thunisoft Corp., Ltd., Class A	5,600	21,306
*	Beijing Ultrapower Software Co., Ltd., Class A	19,900	19,354
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	38,000	11,489
	Beijing Yanjing Brewery Co., Ltd., Class A	19,000	20,855
*	Berry Genomics Co., Ltd., Class A	2,800	36,055
*	Bitauto Holdings, Ltd., ADR	11,701	185,812
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	20,400	22,344
	BOE Technology Group Co., Ltd., Class A	283,200	189,563
*	Bohai Leasing Co., Ltd., Class A	113,800	50,088
#	Bosideng International Holdings, Ltd.	670,000	193,774
*	Boyaa Interactive International, Ltd.	40,000	3,877
	Bright Dairy & Food Co., Ltd., Class A	17,700	47,834
	Brilliance China Automotive Holdings, Ltd.	678,000	692,341
	BYD Co., Ltd., Class H	62,000	584,144
	BYD Electronic International Co., Ltd.	153,000	537,125
	C C Land Holdings, Ltd.	266,000	59,725
	C&D International Investment Group, Ltd.	86,000	135,285
	C&S Paper Co., Ltd., Class A	19,740	69,038
	CA Cultural Technology Group, Ltd.	51,000	14,219
	Caitong Securities Co., Ltd., Class A	14,800	35,469
	Canvest Environmental Protection Group Co., Ltd.	79,000	35,776
*	Capital Environment Holdings, Ltd.	698,000	11,816
#*	CAR, Inc.	142,000	43,054
*	CCOOP Group Co., Ltd., Class A	35,900	22,392
	CECEP Solar Energy Co., Ltd., Class A	22,700	15,851
	Central China Real Estate, Ltd.	192,000	94,679
	CGN Power Co., Ltd., Class H	1,020,000	214,654
	Chacha Food Co., Ltd., Class A	2,900	24,072
	Changchun High & New Technology Industry Group, Inc., Class A	2,000	142,493
	Changjiang Securities Co., Ltd., Class A	12,000	14,837
*	Changshouhua Food Co., Ltd.	15,000	5,272
	Chanjet Information Technology Co., Ltd., Class H	17,400	29,515
	Chaowei Power Holdings, Ltd.	107,000	56,711
	Cheetah Mobile, Inc., ADR	4,396	10,902
	Chengdu Hongqi Chain Co., Ltd., Class A	25,300	36,374
	Chengdu Xingrong Environment Co., Ltd., Class A	25,100	18,344
	China Aerospace International Holdings, Ltd.	476,000	30,102
	China Aircraft Leasing Group Holdings, Ltd.	104,000	80,036
	China Aoyuan Group, Ltd.	280,000	353,105
	China Avionics Systems Co., Ltd., Class A	5,700	14,292
	China Baoan Group Co., Ltd., Class A	16,800	20,129
	China BlueChemical, Ltd., Class H	498,000	73,336
	China CITIC Bank Corp., Ltd., Class H	1,153,000	503,083
	China Communications Construction Co., Ltd., Class H	411,000	239,416
	China Communications Services Corp., Ltd., Class H	446,000	289,131
	China Conch Venture Holdings, Ltd.	244,500	1,051,765
	China Construction Bank Corp., Class H	8,990,000	6,554,883
	China Datang Corp. Renewable Power Co., Ltd., Class H	690,000	97,174
*	China Dili Group	137,400	35,446
	China Distance Education Holdings, Ltd., ADR	8,400	73,248
	China Dongxiang Group Co., Ltd.	754,000	95,345
	China Electronics Huada Technology Co., Ltd.	122,000	14,373
	China Electronics Optics Valley Union Holding Co., Ltd.	556,000	35,181
#	China Energy Engineering Corp., Ltd., Class H	168,000	17,786

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Everbright Bank Co., Ltd., Class H	438,000	$164,608
	China Everbright Greentech Ltd.	57,000	25,006
	China Everbright, Ltd.	240,000	384,596
#	China Evergrande Group	387,000	1,087,161
	China Film Co., Ltd., Class A	9,200	19,166
	China Foods, Ltd.	204,000	72,954
	China Fortune Land Development Co., Ltd., Class A	4,680	11,638
	China Galaxy Securities Co., Ltd., Class H	316,500	189,321
	China Gas Holdings, Ltd.	391,600	1,177,825
*	China Grand Automotive Services Group Co., Ltd., Class A	48,065	26,821
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	144,000	136,531
	China Harmony Auto Holding, Ltd.	173,000	77,964
	China High Speed Transmission Equipment Group Co., Ltd.	34,000	20,737
	China Huarong Asset Management Co., Ltd., Class H	2,499,000	284,040
*	China Index Holdings, Ltd., ADR	1,309	2,591
*	China International Capital Corp., Ltd., Class H	165,600	391,638
	China International Marine Containers Group Co., Ltd., Class H	115,660	110,456
	China Jinmao Holdings Group, Ltd.	824,000	561,072
	China Lesso Group Holdings, Ltd.	157,000	303,748
	China Life Insurance Co., Ltd., Class H	356,000	816,633
	China Lilang, Ltd.	94,000	50,481
*	China Logistics Property Holdings Co., Ltd.	77,000	36,343
	China Machinery Engineering Corp., Class H	264,000	64,098
#	China Maple Leaf Educational Systems, Ltd.	166,000	57,512
*	China Medical & HealthCare Group, Ltd.	950,000	19,727
	China Medical System Holdings, Ltd.	498,000	604,694
	China Meheco Co., Ltd., Class A	5,700	13,281
	China Meidong Auto Holdings, Ltd.	86,000	240,362
	China Mengniu Dairy Co., Ltd.	455,000	2,135,073
	China Merchants Bank Co., Ltd., Class H	328,500	1,533,105
	China Merchants Land, Ltd.	318,000	52,950
	China Merchants Port Holdings Co., Ltd.	334,000	382,147
#*	China Merchants Securities Co., Ltd., Class H	37,800	46,268
	China Minsheng Banking Corp., Ltd., Class H	709,000	446,564
*	China Modern Dairy Holdings, Ltd.	625,000	86,440
	China Molybdenum Co., Ltd., Class H	741,000	300,977
	China National Accord Medicines Corp., Ltd., Class A	3,100	22,117
	China National Chemical Engineering Co., Ltd., Class A	27,000	22,280
	China National Medicines Corp., Ltd., Class A	12,300	77,510
	China National Nuclear Power Co., Ltd., Class A	19,500	12,129
	China Oilfield Services, Ltd., Class H	438,000	341,746
	China Overseas Grand Oceans Group, Ltd.	299,000	180,809
	China Overseas Land & Investment, Ltd.	846,500	2,579,418
	China Pacific Insurance Group Co., Ltd., Class H	383,200	1,110,292
	China Railway Construction Corp., Ltd., Class H	341,500	273,144
	China Railway Group, Ltd., Class H	518,000	262,222
	China Railway Hi-tech Industry Co., Ltd., Class A	27,400	37,311
	China Railway Signal & Communication Corp., Ltd., Class H	262,000	113,981
*	China Rare Earth Holdings, Ltd.	256,000	15,370
	China Resources Beer Holdings Co., Ltd.	54,000	375,516
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	9,500	19,784
	China Resources Gas Group, Ltd.	238,000	1,173,935
	China Resources Land, Ltd.	388,000	1,617,149
	China Resources Medical Holdings Co., Ltd.	203,500	145,360
	China Resources Pharmaceutical Group, Ltd.	452,000	256,727
	China Sanjiang Fine Chemicals Co., Ltd.	215,000	74,987
	China SCE Group Holdings, Ltd.	497,000	229,108
*	China Shengmu Organic Milk, Ltd.	820,000	42,883
	China Shineway Pharmaceutical Group, Ltd.	71,000	47,500

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Silver Group, Ltd.	336,000	$43,372
	China South City Holdings, Ltd.	878,000	89,558
	China South Publishing & Media Group Co., Ltd., Class A	18,000	27,521
	China State Construction Engineering Corp., Ltd., Class A	260,200	187,502
	China State Construction International Holdings, Ltd.	300,000	177,518
*	China Sunshine Paper Holdings Co., Ltd.	81,000	17,699
*	China Suntien Green Energy Corp., Ltd., Class H	442,000	128,472
	China Taiping Insurance Holdings Co., Ltd.	536,000	951,073
	China Telecom Corp., Ltd., ADR	3,882	115,179
	China Telecom Corp., Ltd., Class H	698,000	207,254
	China Tian Lun Gas Holdings, Ltd.	55,500	43,667
*	China Tianying, Inc., Class A	23,600	17,552
	China Tourism Group Duty Free Corp., Ltd., Class A	5,200	181,199
	China Travel International Investment Hong Kong, Ltd.	394,000	58,492
	China Unicom Hong Kong, Ltd.	678,000	377,121
	China Unicom Hong Kong, Ltd., ADR	60,484	335,686
	China Vanke Co., Ltd., Class H	499,700	1,575,265
	China Vast Industrial Urban Development Co., Ltd.	85,000	34,543
#	China Water Affairs Group, Ltd.	136,000	117,507
	China West Construction Group Co., Ltd., Class A	13,700	20,551
*	China Wood Optimization Holding, Ltd.	84,000	16,692
	China Yangtze Power Co., Ltd., Class A	139,097	366,098
	China Yongda Automobiles Services Holdings, Ltd.	174,500	180,046
	China Yuhua Education Corp., Ltd.	88,000	85,067
	China ZhengTong Auto Services Holdings, Ltd.	377,500	54,635
	China Zhenhua Group Science & Technology Co., Ltd., Class A	6,800	35,989
	China Zhongwang Holdings, Ltd.	437,200	92,529
	Chinasoft International, Ltd.	588,000	448,496
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	9,800	17,793
*	Chongqing Changan Automobile Co., Ltd., Class A	7,200	11,436
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	10,700	60,455
	Chongqing Machinery & Electric Co., Ltd., Class H	150,000	9,593
	Chongqing Rural Commercial Bank Co., Ltd., Class H	609,000	246,861
	Chongqing Zhifei Biological Products Co., Ltd., Class A	9,400	250,366
	Chow Tai Seng Jewellery Co., Ltd., Class A	7,400	32,106
	CIFI Holdings Group Co., Ltd.	810,961	728,992
	CIMC Enric Holdings, Ltd.	154,000	66,836
	CIMC-TianDa Holdings Co., Ltd.	470,000	11,656
*	CITIC Guoan Information Industry Co., Ltd., Class A	37,300	14,802
	CITIC Securities Co., Ltd., Class H	138,000	321,799
*	Citychamp Watch & Jewellery Group, Ltd.	168,000	33,817
*	CMST Development Co., Ltd., Class A	33,200	24,194
	CNHTC Jinan Truck Co., Ltd., Class A	15,800	82,787
	COFCO Biotechnology Co., Ltd., Class A	24,800	28,375
*	Cogobuy Group	20,000	3,201
#	Colour Life Services Group Co., Ltd.	101,797	51,742
	Concord New Energy Group, Ltd.	2,090,000	98,442
	Consun Pharmaceutical Group, Ltd.	51,000	19,581
	Contemporary Amperex Technology Co., Ltd., Class A	10,200	306,990
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	50,000	22,317
*	COSCO SHIPPING Holdings Co., Ltd., Class H	53,500	20,161
	COSCO SHIPPING International Hong Kong Co., Ltd.	214,000	59,686
	COSCO SHIPPING Ports, Ltd.	278,679	145,348
*	Cosmo Lady China Holdings Co., Ltd.	199,000	12,834
	Country Garden Holdings Co., Ltd.	1,566,905	2,012,225
	Country Garden Services Holdings Co., Ltd.	323,977	1,954,667
	CP Pokphand Co., Ltd.	514,000	49,117
	CPMC Holdings, Ltd.	269,000	123,725
	CRCC High-Tech Equipment Corp., Ltd., Class H	26,500	3,525

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CRRC Corp., Ltd., Class H	303,000	$131,884
#	CSC Financial Co., Ltd., Class H	85,500	128,373
	CSG Holding Co., Ltd., Class A	24,310	21,036
	CSPC Pharmaceutical Group, Ltd.	1,212,000	2,552,665
	D&O Home Collection Co., Ltd., Class A	2,500	13,913
	Dalian Port PDA Co., Ltd., Class H	236,000	21,323
	Daqin Railway Co., Ltd., Class A	39,100	36,343
	Dawnrays Pharmaceutical Holdings, Ltd.	140,000	16,111
	Dian Diagnostics Group Co., Ltd., Class A	6,300	33,875
*	Differ Group Holding Co., Ltd.	352,000	28,623
	Digital China Group Co., Ltd., Class A	11,648	39,814
	Digital China Holdings, Ltd.	225,000	189,300
	Digital China Information Service Co., Ltd., Class A	6,300	15,099
	Dong-E-E-Jiao Co Ltd, Class A	3,700	21,601
	Dongfang Electric Corp., Ltd., Class H	102,000	58,196
	Dongfeng Motor Group Co., Ltd., Class H	138,000	98,792
	Dongyue Group, Ltd.	259,000	114,119
	Dynagreen Environmental Protection Group Co., Ltd., Class H	39,000	17,355
#	EEKA Fashion Holdings, Ltd.	13,000	15,869
	Elion Clean Energy Co., Ltd., Class A	24,900	12,778
*	Emaar Development PJSC	207,993	115,531
	ENN Ecological Holdings Co., Ltd., Class A	12,700	21,738
	ENN Energy Holdings, Ltd.	215,500	2,612,238
	Eoptolink Technology, Inc., Ltd., Class A	2,900	30,241
#	Essex Bio-technology, Ltd.	88,000	55,935
	Eternal Asia Supply Chain Management, Ltd., Class A	24,400	20,149
	Everbright Securities Co., Ltd., Class H	38,000	42,520
*	EverChina International Holdings Co., Ltd.	425,000	9,979
*	Fang Holdings, Ltd., ADR	751	9,806
*	Fangda Carbon New Material Co., Ltd., Class A	23,520	23,095
*	Fangda Special Steel Technology Co., Ltd., Class A	58,110	47,187
	Fanhua, Inc., ADR	11,791	236,763
	Fantasia Holdings Group Co., Ltd.	384,000	79,307
	Far East Horizon, Ltd.	530,000	437,250
	Financial Street Holdings Co., Ltd., Class A	30,400	30,049
*	First Tractor Co., Ltd., Class H	64,000	25,789
	Flat Glass Group Co., Ltd., Class H	104,000	162,396
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	15,435	331,497
	Founder Securities Co., Ltd., Class A	32,900	40,485
	Fu Shou Yuan International Group, Ltd.	104,000	98,647
	Fufeng Group, Ltd.	427,000	155,026
	Fujian Star-net Communication Co., Ltd., Class A	7,000	33,114
*	Fullshare Holdings, Ltd.	262,500	4,984
	Fuyao Glass Industry Group Co., Ltd., Class H	64,400	179,812
*	GCL New Energy Holdings, Ltd.	2,122,000	33,444
*	GCL System Integration Technology Co., Ltd., Class A	26,900	11,815
#*	GCL-Poly Energy Holdings, Ltd.	3,872,000	120,016
#*	GDS Holdings, Ltd., ADR	8,073	648,181
	Geely Automobile Holdings, Ltd.	1,017,000	2,133,446
	GEM Co., Ltd., Class A	49,500	37,955
	Gemdale Corp., Class A	26,900	53,886
	Gemdale Properties & Investment Corp., Ltd.	1,072,000	189,751
	Genertec Universal Medical Group Co., Ltd.	356,000	228,136
	Genimous Technology Co., Ltd., Class A	17,800	21,223
	GF Securities Co., Ltd., Class H	123,200	147,846
	Gigadevice Semiconductor Beijing, Inc., Class A	1,400	46,726
*	Glorious Property Holdings, Ltd.	323,000	12,503
	Golden Eagle Retail Group, Ltd.	29,000	28,537
*	Golden Meditech Holdings, Ltd.	108,000	11,173

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldlion Holdings, Ltd.	56,000	$10,620
	Goldpac Group, Ltd.	61,000	11,899
#*	GOME Retail Holdings, Ltd.	725,000	104,816
*	Grand Baoxin Auto Group, Ltd.	220,500	36,162
	Grandblue Environment Co., Ltd., Class A	10,000	38,189
	Grandjoy Holdings Group Co., Ltd., Class A	14,800	11,627
	Great Wall Motor Co., Ltd., Class H	467,000	455,902
	Greattown Holdings, Ltd., Class A	20,000	16,934
	Greatview Aseptic Packaging Co., Ltd.	276,000	104,731
	Gree Electric Appliances, Inc., Class A	19,917	162,314
	Greenland Holdings Corp., Ltd., Class A	13,700	16,025
	Greenland Hong Kong Holdings, Ltd.	234,000	75,598
	Greentown China Holdings, Ltd.	268,500	313,003
	Greentown Service Group Co., Ltd.	338,000	462,666
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	15,200	22,114
	Guangdong Haid Group Co., Ltd., Class A	3,900	35,695
*	Guangdong HEC Technology Holding Co., Ltd., Class A	19,200	19,917
	Guangdong Hongda Blasting Co., Ltd., Class A	8,000	64,529
	Guangdong Investment, Ltd.	106,000	171,378
	Guangdong Provincial Expressway Development Co., Ltd., Class A	13,700	14,163
	Guangdong Tapai Group Co., Ltd., Class A	9,000	20,199
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,600	54,176
	Guangshen Railway Co., Ltd., Class H	192,000	36,435
	Guangxi Liugong Machinery Co., Ltd., Class A	18,000	18,519
	Guangzhou Automobile Group Co., Ltd., Class H	256,800	245,443
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	42,000	127,906
	Guangzhou R&F Properties Co., Ltd., Class H	379,200	437,659
	Guizhou Space Appliance Co., Ltd., Class A	5,800	38,053
*	Guorui Properties, Ltd.	131,000	19,461
*	Guosheng Financial Holding, Inc., Class A	13,600	19,846
	Guotai Junan Securities Co., Ltd., Class H	33,000	54,621
*	Haichang Ocean Park Holdings, Ltd.	255,000	15,816
	Haier Electronics Group Co., Ltd.	334,000	1,157,104
	Haier Smart Home Co., Ltd., Class A	36,800	94,907
*	Hailiang Education Group, Inc., ADR	1,121	53,427
*	Hainan Meilan International Airport Co., Ltd., Class H	22,000	133,057
	Hainan Poly Pharm Co., Ltd., Class A	4,749	30,285
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	25,699
	Haitian International Holdings, Ltd.	72,000	165,664
*	Haitong Securities Co., Ltd., Class H	314,800	292,868
	Hangjin Technology Co., Ltd., Class A	6,300	21,278
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	47,100	31,767
	Hangzhou First Applied Material Co., Ltd., Class A	4,340	44,484
	Hangzhou Hikvision Digital Technology Co Ltd, Class A	71,000	376,438
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	12,300	32,425
	Harbin Bank Co., Ltd., Class H	201,000	31,159
*	Harbin Electric Co., Ltd., Class H	160,000	58,070
#*	HC Group, Inc.	73,000	11,302
	Health and Happiness H&H International Holdings, Ltd.	43,000	172,205
	Heilongjiang Agriculture Co., Ltd., Class A	10,100	27,749
	Henan Pinggao Electric Co., Ltd., Class A	13,400	15,979
	Henderson Investment, Ltd.	369,000	19,508
	Hengdeli Holdings, Ltd.	372,000	15,875
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	23,359	39,478
	Hengli Petrochemical Co., Ltd.,, Class A	44,200	103,045
*	Hesteel Co., Ltd., Class A	40,575	13,094
*	Hi Sun Technology China, Ltd.	402,000	50,831
	Hisense Home Appliances Group Co., Ltd., Class H	57,000	61,899
	HKC Holdings, Ltd.	12,000	7,023

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Holitech Technology Co., Ltd., Class A	20,400	$15,371
	Hongfa Technology Co., Ltd., Class A	12,200	73,557
*	Honghua Group, Ltd.	1,048,000	37,916
	Honworld Group, Ltd.	22,500	8,192
	Hopefluent Group Holdings, Ltd.	122,000	26,635
	Hopson Development Holdings, Ltd.	182,000	238,591
	Huafa Industrial Co., Ltd. Zhuhai, Class A	18,100	18,384
	Huafon Microfibre Shanghai Technology Co., Ltd.	14,100	15,749
	Huagong Tech Co., Ltd., Class A	6,800	22,777
	Hualan Biological Engineering, Inc., Class A	8,700	80,992
*	Huanxi Media Group, Ltd.	70,000	12,473
	Huapont Life Sciences Co., Ltd., Class A	52,633	42,263
	Huatai Securities Co., Ltd., Class H	69,000	124,758
	Huayu Automotive Systems Co., Ltd., Class A	7,900	23,735
	Huazhong In-Vehicle Holdings Co., Ltd.	80,000	6,200
	Hubei Dinglong Co., Ltd., Class A	9,200	25,316
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	15,600	56,618
	Hubei Kaile Science & Technology Co., Ltd., Class A	7,600	15,519
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	11,000	16,492
	Huishang Bank Corp., Ltd., Class H	60,000	19,754
	Hunan Aihua Group Co., Ltd., Class A	2,800	12,797
	Hunan Valin Steel Co., Ltd., Class A	49,700	31,897
	Hundsun Technologies, Inc., Class A	2,210	34,672
	IMAX China Holding, Inc.	28,200	43,185
	Industrial & Commercial Bank of China, Ltd., Class H	8,540,000	5,003,939
	Industrial Bank Co., Ltd., Class A	55,900	125,398
	Industrial Securities Co., Ltd., Class A	14,540	17,066
	Inner Mongolia First Machinery Group Co., Ltd., Class A	7,500	11,693
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	33,177	174,051
#*	Inspur International, Ltd.	110,000	34,097
	Jason Furniture Hangzhou Co., Ltd., Class A	2,300	18,872
*	JD.com, Inc., ADR	28,384	1,810,615
	Jiajiayue Group Co., Ltd., Class A	4,100	25,506
	Jiangnan Group, Ltd.	1,124,000	52,254
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	21,200	22,626
	Jiangsu Eastern Shenghong Co., Ltd., Class A	44,611	37,524
	Jiangsu Expressway Co., Ltd., Class H	380,000	407,600
	Jiangsu Guotai International Group Co., Ltd., Class A	12,200	11,678
	Jiangsu Hengrui Medicine Co., Ltd., Class A	25,540	345,647
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,640	47,993
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	16,100	39,866
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	8,800	170,411
	Jiangsu Yangnong Chemical Co., Ltd., Class A	6,800	93,455
	Jiangsu Yoke Technology Co., Ltd., Class A	2,300	19,927
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	9,700	13,141
	Jiangxi Copper Co., Ltd., Class H	227,000	271,319
	Jiayuan International Group, Ltd.	99,391	46,811
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	7,863	19,571
	Jinduicheng Molybdenum Co., Ltd., Class A	31,100	29,709
	Jingrui Holdings, Ltd.	67,000	17,701
*	JinkoSolar Holding Co., Ltd., ADR	5,432	104,023
	JNBY Design, Ltd.	54,000	54,021
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	11,800	33,608
	Joinn Laboratories China Co., Ltd., Class A	1,700	23,782
	Joy City Property, Ltd.	424,000	32,845
	Joyoung Co., Ltd., Class A	19,750	110,609
*	JOYY, Inc., ADR	16,067	1,282,468
	JSTI Group, Class A	9,900	11,159
	Ju Teng International Holdings, Ltd.	216,000	75,691

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kaisa Group Holdings, Ltd.	764,000	$339,534
#*	Kangda International Environmental Co., Ltd.	68,000	6,403
#*	Kasen International Holdings, Ltd.	131,000	16,756
	Kingdee International Software Group Co., Ltd.	173,000	478,488
	Kingsoft Corp., Ltd.	41,000	208,916
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,600	19,508
	Kweichow Moutai Co., Ltd., Class A	7,800	1,875,960
	KWG Group Holdings, Ltd.	537,000	957,822
	Lao Feng Xiang Co., Ltd., Class A	4,800	42,185
	Laobaixing Pharmacy Chain JSC, Class A	4,500	67,096
	Launch Tech Co., Ltd., Class H	20,500	8,734
	Lee & Man Chemical Co., Ltd.	28,000	10,410
	Lee & Man Paper Manufacturing, Ltd.	139,000	85,927
	Lee's Pharmaceutical Holdings, Ltd.	56,000	44,222
	Legend Holdings Corp., Class H	119,400	155,308
	Lenovo Group, Ltd.	2,892,000	1,743,432
	Lens Technology Co., Ltd., Class A	8,000	37,587
*	LexinFintech Holdings, Ltd., ADR	9,061	77,109
	Leyard Optoelectronic Co., Ltd., Class A	13,800	14,214
	Li Ning Co., Ltd.	742,000	2,391,619
	LianChuang Electronic Technology Co., Ltd., Class A	10,660	17,899
*	Lianhua Supermarket Holdings Co., Ltd., Class H	123,000	23,581
	Liaoning Cheng Da Co., Ltd., Class A	9,200	36,859
*	Lifestyle China Group, Ltd.	122,000	25,227
*	Lifetech Scientific Corp.	620,000	178,719
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	31,200	19,548
	Logan Group Co., Ltd.	556,000	963,557
	Long Yuan Construction Group Co., Ltd., Class A	17,300	21,140
	Longfor Group Holdings, Ltd.	174,000	859,914
	LONGi Green Energy Technology Co., Ltd., Class A	24,200	197,647
	Lonking Holdings, Ltd.	540,000	177,878
	Luxi Chemical Group Co., Ltd., Class A	20,100	32,428
	Luxshare Precision Industry Co., Ltd., Class A	47,354	399,661
	Luye Pharma Group, Ltd.	237,500	150,114
	Luzhou Laojiao Co., Ltd., Class A	7,600	128,542
	LVGEM China Real Estate Investment Co., Ltd.	156,000	49,110
	Maccura Biotechnology Co., Ltd., Class A	6,600	47,958
*	Mango Excellent Media Co., Ltd., Class A	8,305	81,068
	Maoye International Holdings, Ltd.	160,000	7,850
	Metallurgical Corp. of China, Ltd., Class H	256,000	43,308
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	800	14,351
	Minmetals Land, Ltd.	296,000	36,701
	Minth Group, Ltd.	104,000	309,518
	MLS Co., Ltd., Class A	15,700	39,992
*	MMG, Ltd.	716,000	189,152
	MOBI Development Co., Ltd.	145,000	15,518
	Modern Land China Co., Ltd.	136,000	17,582
	Momo, Inc., Sponsored ADR	57,748	1,066,606
*	Nan Hai Corp., Ltd.	700,000	5,054
*	Nanjing Sample Technology Co., Ltd., Class H	64,000	18,185
	NARI Technology Co., Ltd., Class A	39,100	119,214
	NAURA Technology Group Co., Ltd., Class A	1,000	29,770
	NetDragon Websoft Holdings, Ltd.	51,500	147,231
	NetEase, Inc., ADR	5,715	2,619,870
	New China Life Insurance Co., Ltd., Class H	167,900	656,973
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	8,094	1,134,779
*	New World Department Store China, Ltd.	60,000	9,759
	Newland Digital Technology Co., Ltd., Class A	13,900	34,355
	Nexteer Automotive Group, Ltd.	133,000	84,327

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nine Dragons Paper Holdings, Ltd.	148,000	$155,449
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	18,100	18,820
#*	NIO, Inc., ADR	67,751	808,947
*	Niu Technologies	2,374	49,901
*	Noah Holdings, Ltd., ADR	1,135	34,583
	North Huajin Chemical Industries Co., Ltd., Class A	15,990	11,832
	Northeast Securities Co., Ltd., Class A	14,700	23,627
	NVC Lighting Holdings, Ltd.	569,000	8,960
	Oceanwide Holdings Co., Ltd., Class A	44,300	26,724
	Offcn Education Technology Co., Ltd., Class A	5,600	25,677
	Offshore Oil Engineering Co., Ltd., Class A	56,259	38,815
#*	OneSmart International Education Group, Ltd., ADR	11,747	44,051
	O-Net Technologies Group, Ltd.	44,000	35,407
	Opple Lighting Co., Ltd., Class A	3,700	15,901
	ORG Technology Co., Ltd., Class A	27,300	20,683
*	Orient Group, Inc., Class A	53,900	40,419
	Orient Securities Co., Ltd., Class H	72,000	48,485
*	Ourpalm Co., Ltd., Class A	32,200	43,307
	Overseas Chinese Town Asia Holdings, Ltd.	64,000	13,972
	Pacific Online, Ltd.	58,000	8,817
#*	Panda Green Energy Group, Ltd.	1,100,000	42,575
	PAX Global Technology, Ltd.	294,000	136,902
	PCI-Suntek Technology Co., Ltd., Class A	31,600	42,184
	People's Insurance Co. Group of China, Ltd. (The), Class H	674,000	219,293
*	Phoenix Media Investment Holdings, Ltd.	100,000	5,816
	Phoenix New Media, Ltd., ADR	2,748	4,067
	PICC Property & Casualty Co., Ltd., Class H	735,000	580,827
*	Pinduoduo, Inc., ADR	10,682	980,608
	Ping An Bank Co., Ltd., Class A	89,900	171,687
*	Ping An Healthcare and Technology Co., Ltd.	23,300	398,143
	Ping An Insurance Group Co. of China, Ltd., Class H	628,500	6,631,443
*	Polaris Bay Group Co., Ltd., Class A	10,300	19,910
	Poly Developments and Holdings Group Co., Ltd., Class A	40,900	91,282
	Poly Property Group Co., Ltd.	491,000	154,640
	Postal Savings Bank of China Co., Ltd., Class H	665,000	366,375
*	Pou Sheng International Holdings, Ltd.	397,000	86,781
	Powerlong Real Estate Holdings, Ltd.	381,000	232,831
*	PW Medtech Group, Ltd.	171,000	34,735
#	Q Technology Group Co., Ltd.	107,000	145,766
	Qianhe Condiment and Food Co., Ltd., Class A	5,300	26,382
	Qingdao Gon Technology Co., Ltd., Class A	3,300	17,930
	Qingdao Hanhe Cable Co., Ltd., Class A	50,500	37,254
	Qingdao Port International Co., Ltd., Class H	49,000	27,749
	Qingling Motors Co., Ltd., Class H	198,000	35,787
	Qinhuangdao Port Co., Ltd., Class H	84,000	13,217
#*	Qudian, Inc., Sponsored ADR	26,628	43,137
	Rainbow Digital Commercial Co., Ltd., Class A	13,600	21,213
	Redco Properties Group Ltd.	232,000	105,380
	RiseSun Real Estate Development Co., Ltd., Class A	55,700	65,623
	Road King Infrastructure, Ltd.	72,000	96,855
	Ronshine China Holdings, Ltd.	233,000	207,925
*	RYB Education, Inc., ADR	2,700	7,547
	SAIC Motor Corp, Ltd., Class A	30,700	79,952
	Sanan Optoelectronics Co., Ltd., Class A	7,200	27,761
	Sansteel Minguang Co., Ltd. Fujian, Class A	17,000	17,362
	Sany Heavy Equipment International Holdings Co., Ltd.	208,000	108,901
	Sany Heavy Industry Co., Ltd., Class A	67,650	204,625
	Sealand Securities Co., Ltd., Class A	28,000	22,591
	Seazen Group, Ltd.	342,000	324,336

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Secoo Holding, Ltd., ADR	5,685	$14,952
	SF Holding Co., Ltd., Class A	11,200	113,553
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	6,600	27,115
	Shandong Chenming Paper Holdings, Ltd., Class H	114,000	53,971
*	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	12,600	39,457
	Shandong Humon Smelting Co., Ltd., Class A	10,600	29,714
	Shandong Linglong Tyre Co., Ltd., Class A	8,500	28,586
	Shandong Sinocera Functional Material Co., Ltd., Class A	12,300	63,206
	Shandong Sun Paper Industry JSC, Ltd., Class A	13,800	25,100
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	216,000	550,061
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	32,000	18,431
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	61,000	27,013
	Shanghai AtHub Co., Ltd., Class A	2,300	31,787
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	8,400	65,434
	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	36,500	172,888
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	59,000	45,334
	Shanghai Industrial Holdings, Ltd.	118,000	172,166
	Shanghai Industrial Urban Development Group, Ltd.	341,000	37,443
	Shanghai International Airport Co Ltd, Class A	4,600	44,747
	Shanghai International Port Group Co., Ltd., Class A	37,700	24,354
	Shanghai Jahwa United Co., Ltd., Class A	7,900	52,691
	Shanghai Jin Jiang Capital Co., Ltd., Class H	188,000	32,274
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	5,000	10,897
	Shanghai Kinetic Medical Co., Ltd., Class A	4,200	15,691
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	8,500	21,149
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	139,100	247,308
	Shanghai Pudong Development Bank Co., Ltd., Class A	27,500	40,800
	Shanghai Shimao Co., Ltd., Class A	28,400	17,738
	Shanghai Tunnel Engineering Co., Ltd., Class A	21,600	18,638
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	8,400	18,423
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	10,000	14,691
*	Shanxi Meijin Energy Co., Ltd., Class A	74,900	70,946
	Shanxi Securities Co., Ltd., Class A	22,230	26,345
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	4,200	108,461
	Shede Spirits Co., Ltd., Class A	5,100	27,028
#	Sheng Ye Capital, Ltd.	40,000	38,720
	Shengda Resources Co., Ltd., Class A	11,200	30,079
*	Shengjing Bank Co., Ltd., Class H	59,000	54,046
	Shennan Circuits Co., Ltd., Class A	2,200	48,534
	Shenwan Hongyuan Group Co., Ltd.	82,400	26,305
	Shenzhen Airport Co., Ltd., Class A	11,600	16,571
	Shenzhen Anche Technologies Co., Ltd., Class A	2,700	28,144
	Shenzhen Capchem Technology Co., Ltd., Class A	6,700	54,862
	Shenzhen Comix Group Co., Ltd., Class A	6,600	15,752
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	5,800	19,660
	Shenzhen Expressway Co., Ltd., Class H	172,000	164,062
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	12,100	22,282
	Shenzhen FRD Science & Technology Co., Ltd.	2,600	11,381
	Shenzhen Goodix Technology Co., Ltd., Class A	3,000	89,634
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	8,000	18,471
	Shenzhen International Holdings, Ltd.	282,247	460,611
	Shenzhen Investment, Ltd.	899,174	282,126
*	Shenzhen Kangtai Biological Products Co., Ltd., Class A	3,200	103,187
	Shenzhen Megmeet Electrical Co., Ltd., Class A	4,000	16,950
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,100	353,262
*	Shenzhen MTC Co., Ltd., Class A	15,500	16,324
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	42,800	43,979
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	5,900	29,440
	Shenzhen SC New Energy Technology Corp., Class A	1,945	26,881

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sinovatio Technology Co., Ltd., Class A	1,760	$21,080
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	12,000	33,832
	Shenzhen Tagen Group Co., Ltd., Class A	33,700	41,364
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	9,800	49,862
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	20,700	13,893
	Shenzhou International Group Holdings, Ltd.	111,900	1,336,615
	Shimao Group Holdings, Ltd.	203,000	861,396
	Shui On Land, Ltd.	933,500	138,590
*	Siasun Robot & Automation Co., Ltd., Class A	11,500	25,789
	Sichuan Expressway Co., Ltd., Class H	152,000	34,546
	Sichuan Languang Development Co., Ltd., Class A	22,100	16,931
	Sichuan Swellfun Co., Ltd., Class A	4,100	37,450
	Sieyuan Electric Co., Ltd., Class A	5,900	23,921
	Sihuan Pharmaceutical Holdings Group, Ltd.	350,000	35,749
*	SINA Corp.	23,393	943,908
	Sino Biopharmaceutical, Ltd.	2,082,000	2,719,899
	Sinofert Holdings, Ltd.	758,000	68,518
	Sinolink Securities Co., Ltd., Class A	13,900	28,715
*	Sinolink Worldwide Holdings, Ltd.	336,000	20,609
	Sinoma International Engineering Co., Class A	13,200	11,316
	Sinoma Science & Technology Co., Ltd., Class A	21,800	64,975
	Sino-Ocean Group Holding, Ltd.	726,000	175,138
	Sinopec Engineering Group Co., Ltd., Class H	411,500	182,401
	Sinopec Kantons Holdings, Ltd.	130,000	56,672
*	Sinopec Oilfield Service Corp., Class H	662,000	47,917
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	204,000	45,420
	Sinopharm Group Co., Ltd., Class H	417,600	995,258
#*	Sinosoft Technology Group, Ltd.	151,000	38,959
	Sinotrans, Ltd., Class H	568,000	118,704
	Sinotruk Hong Kong, Ltd.	150,000	468,098
	Skyfame Realty Holdings, Ltd.	476,000	63,877
	Skyworth Digital Co., Ltd., Class A	13,300	24,217
#*	Sogou, Inc., ADR	11,777	101,518
*	Sohu.com, Ltd., ADR	606	13,920
*	Sou Yu Te Group Co., Ltd., Class A	51,000	21,205
*	SPT Energy Group, Inc.	156,000	5,643
	SSY Group, Ltd.	354,000	223,653
	Sun Art Retail Group, Ltd.	272,000	378,025
	Sun King Power Electronics Group	154,000	34,580
#	Sunac China Holdings, Ltd.	630,000	2,970,610
	Sungrow Power Supply Co., Ltd., Class A	11,200	33,671
	Suning Universal Co., Ltd., Class A	35,000	17,253
	Suning.com Co., Ltd., Class A	23,700	35,037
#	Sunny Optical Technology Group Co., Ltd.	84,300	1,583,077
	Sunwoda Electronic Co., Ltd., Class A	22,200	75,971
	Suofeiya Home Collection Co., Ltd., Class A	12,600	41,453
*	Suzhou Anjie Technology Co., Ltd., Class A	5,600	20,517
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	23,900	30,733
	Symphony Holdings, Ltd.	330,000	37,049
	Taiji Computer Corp., Ltd., Class A	5,039	23,553
*	TAL Education Group, ADR	1,736	135,703
	Tasly Pharmaceutical Group Co., Ltd., Class A	10,200	25,356
	TCL Electronics Holdings, Ltd.	221,000	131,034
*	Tech-Bank Food Co., Ltd., Class A	14,100	37,783
	Tencent Holdings, Ltd.	402,900	27,638,196
	Tenfu Cayman Holdings Co., Ltd.	29,000	20,165
	Texhong Textile Group, Ltd.	59,000	45,094
	Textainer Group Holdings, Ltd.	2,842	23,874
	Thunder Software Technology Co., Ltd., Class A	3,800	52,844

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tian An China Investment Co., Ltd.	90,000	$47,649
*	Tian Ge Interactive Holdings, Ltd.	182,000	23,204
*	Tian Shan Development Holding, Ltd.	76,000	30,207
	Tiangong International Co., Ltd.	76,000	24,911
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,100	32,348
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	38,000	12,364
	Tianjin Development Holdings, Ltd.	64,000	14,213
	Tianjin Guangyu Development Co., Ltd., Class A	35,400	42,036
	Tianjin Port Development Holdings, Ltd.	182,000	13,603
	Tianma Microelectronics Co., Ltd., Class A	12,800	30,828
#	Tianneng Power International, Ltd.	184,000	427,096
*	Tibet Water Resources, Ltd.	29,000	1,853
	Tingyi Cayman Islands Holding Corp.	286,000	533,160
	Tomson Group, Ltd.	42,000	8,938
	Tong Ren Tang Technologies Co., Ltd., Class H	59,000	43,524
	Tongda Group Holdings, Ltd.	980,000	56,994
	Tongkun Group Co., Ltd., Class A	47,000	97,276
	Tongling Nonferrous Metals Group Co., Ltd., Class A	105,300	34,433
	Towngas China Co., Ltd.	336,702	162,170
	Transfar Zhilian Co., Ltd., Class A	38,700	31,851
	TravelSky Technology, Ltd., Class H	216,000	415,473
*	Trigiant Group, Ltd.	272,000	36,559
*	Trip.com Group Ltd., ADR	41,875	1,139,000
	Tsingtao Brewery Co., Ltd., Class H	94,000	837,962
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	42,000	16,852
*	Tuniu Corp., Sponsored ADR	2,276	2,322
	Uni-President China Holdings, Ltd.	168,000	182,290
*	Unisplendour Corp., Ltd., Class A	5,500	34,592
	United Energy Group, Ltd.	1,358,000	238,461
*	V1 Group, Ltd.	1,166,000	34,704
	Valiant Co., Ltd., Class A	9,500	24,130
	Vatti Corp., Ltd., Class A	13,600	20,220
	Victory Giant Technology Huizhou Co., Ltd., Class A	8,500	28,032
*	Vipshop Holdings, Ltd., ADR	170,249	3,876,570
	Wangsu Science & Technology Co., Ltd., Class A	31,000	39,798
	Want Want China Holdings, Ltd.	851,000	629,782
	Wasion Holdings, Ltd.	134,000	40,662
#*	Weibo Corp., Sponsored ADR	24,313	840,257
	Weichai Power Co., Ltd., Class H	325,000	696,041
	Westone Information Industry, Inc., Class A	5,300	16,690
	Will Semiconductor, Ltd., Class A	2,500	74,167
	Wisdom Education International Holdings Co., Ltd.	88,000	49,955
	Wolong Electric Group Co., Ltd., Class A	24,000	41,553
*	Wonders Information Co., Ltd., Class A	5,600	21,518
	Wuchan Zhongda Group Co., Ltd., Class A	27,600	18,129
	Wuhan Jingce Electronic Group Co., Ltd., Class A	2,300	22,003
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	1,500	22,758
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	8,500	55,566
	Wuhu Token Science Co., Ltd., Class A	37,700	65,859
	Wuliangye Yibin Co., Ltd., Class A	22,512	701,715
	Wuxi Taiji Industry Co., Ltd., Class A	38,600	63,720
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	72,500	72,764
	Xiamen C & D, Inc., Class A	54,200	72,777
	Xiamen Faratronic Co., Ltd., Class A	2,700	23,355
	Xiamen International Port Co., Ltd., Class H	84,000	8,448
	Xiamen Intretech, Inc., Class A	4,700	40,101
	Xiamen ITG Group Corp., Ltd., Class A	15,400	15,379
	Xiamen Kingdomway Group Co., Class A	6,100	51,369

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Tungsten Co., Ltd., Class A	17,500	$37,762
	Xingda International Holdings, Ltd.	183,449	37,258
	Xinhu Zhongbao Co., Ltd., Class A	112,500	54,945
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	36,000	23,827
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	137,156	138,071
*	Xinming China Holdings, Ltd.	74,000	9,729
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	8,900	14,666
	Xinyu Iron & Steel Co., Ltd., Class A	35,300	22,389
	Xinyuan Real Estate Co., Ltd., ADR	15,700	33,284
	Xtep International Holdings, Ltd.	275,236	82,464
	Xuji Electric Co., Ltd., Class A	8,200	18,864
*	Xunlei, Ltd., ADR	19,606	72,346
*	Yadea Group Holdings, Ltd.	242,000	203,937
	Yango Group Co., Ltd., Class A	22,000	21,838
	Yantai Eddie Precision Machinery Co., Ltd., Class A	3,700	31,379
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	21,000	94,420
*	Yashili International Holdings, Ltd.	88,000	6,702
	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	25,600	38,503
	Yifan Pharmaceutical Co., Ltd., Class A	7,700	32,603
	Yihai International Holding, Ltd.	119,000	1,459,941
#*	Yiren Digital, Ltd., Sponsored ADR	17,500	62,825
	Yixintang Pharmaceutical Group Co., Ltd., Class A	2,600	11,896
	Yonghui Superstores Co., Ltd., Class A	16,400	21,127
	Yonyou Network Technology Co., Ltd., Class A	8,600	57,937
*	Youzu Interactive Co., Ltd., Class A	6,100	19,375
*	YuanShengTai Dairy Farm, Ltd.	744,000	44,191
	Yuexiu Property Co., Ltd.	2,094,000	383,910
	Yuexiu Transport Infrastructure, Ltd.	220,000	139,774
	Yum China Holdings, Inc.	1,922	98,483
	Yunda Holding Co., Ltd., Class A	9,880	33,975
	Yunnan Baiyao Group Co Ltd, Class A	2,500	39,278
*	Yunnan Copper Co., Ltd., Class A	22,800	48,240
*	Yunnan Tin Co., Ltd., Class A	9,000	13,336
	Yunnan Water Investment Co., Ltd., Class H	63,000	11,468
	Yuzhou Group Holdings Co., Ltd.	706,888	317,589
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	2,129	62,324
	Zhaojin Mining Industry Co., Ltd., Class H	38,000	48,150
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	29,000	24,997
	Zhejiang Crystal-Optech Co., Ltd., Class A	6,100	14,017
	Zhejiang Expressway Co., Ltd., Class H	302,000	224,583
	Zhejiang Hailiang Co., Ltd., Class A	8,391	10,684
	Zhejiang Huafeng Spandex Co., Ltd., Class A	51,500	49,979
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	9,200	17,171
	Zhejiang Juhua Co., Ltd., Class A	34,100	36,360
	Zhejiang Longsheng Group Co., Ltd., Class A	59,300	125,646
	Zhejiang Runtu Co., Ltd., Class A	23,800	32,604
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	17,700	46,431
	Zhejiang Semir Garment Co., Ltd., Class A	10,400	11,073
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	9,600	18,788
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	15,411	33,409
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	22,600	10,445
	Zhong An Group, Ltd.	859,000	29,371
	Zhongshan Public Utilities Group Co., Ltd., Class A	12,200	14,701
	Zhongsheng Group Holdings, Ltd.	146,500	905,629
*	Zhongtian Financial Group Co., Ltd., Class A	43,200	22,231
	Zhongyuan Bank Co., Ltd., Class H	126,000	17,236
*	Zhuguang Holdings Group Co., Ltd.	42,000	6,232
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	98,400	345,652
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	15,212

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Kibing Group Co., Ltd., Class A	21,700	$28,331
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	16,800	18,565
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	244,000	251,563
	ZTE Corp., Class H	91,600	271,279
	ZTO Express Cayman, Inc., ADR	34,023	1,260,552
TOTAL CHINA			214,757,666
COLOMBIA — (0.2%)
	Banco de Bogota SA	955	15,882
	Bancolombia SA, Sponsored ADR	5,871	163,918
	Bancolombia SA	16,045	115,191
	Celsia SA ESP	70,388	79,288
	Grupo Aval Acciones y Valores SA, ADR	5,000	22,850
	Grupo de Inversiones Suramericana SA	26,751	139,022
*	Grupo Energia Bogota SA ESP	171,893	105,447
	Interconexion Electrica SA ESP	43,920	225,894
	Mineros SA	23,169	23,585
TOTAL COLOMBIA			891,077
CZECH REPUBLIC — (0.1%)
*	Komercni banka A.S.	9,516	220,709
	Moneta Money Bank A.S.	39,351	89,589
	O2 Czech Republic A.S.	5,693	54,489
TOTAL CZECH REPUBLIC			364,787
EGYPT — (0.0%)
	Commercial International Bank Egypt S.A.E., GDR	54,917	211,707
GREECE — (0.2%)
	Aegean Airlines SA	2,273	9,682
*	Alpha Bank AE	93,904	59,053
	Athens Water Supply & Sewage Co. SA	7,405	57,769
	Autohellas SA	4,282	16,396
	Bank of Greece	3,592	55,451
*	Ellaktor SA	12,618	16,263
*	Eurobank Ergasias Services and Holdings SA, Class A	59,870	25,585
*	Fourlis Holdings SA	12,956	59,578
*	GEK Terna Holding Real Estate Construction SA	11,544	78,904
	Hellenic Exchanges - Athens Stock Exchange SA	4,772	17,088
	Hellenic Petroleum SA	5,363	33,287
	Hellenic Telecommunications Organization SA	10,568	155,493
	Holding Co. ADMIE IPTO SA	18,379	48,424
	JUMBO SA	6,925	135,113
*	LAMDA Development SA	8,631	57,973
	Motor Oil Hellas Corinth Refineries SA	5,396	73,701
	OPAP SA	12,718	115,211
*	Piraeus Bank SA	36,515	50,380
	Piraeus Port Authority SA	2,090	40,573
	Sarantis SA	5,400	53,837
	Terna Energy SA	13,676	179,495
TOTAL GREECE			1,339,256
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications P.L.C.	133,563	168,364
#*	OTP Bank P.L.C.	16,978	608,099

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	14,692	$339,934
TOTAL HUNGARY			1,116,397
INDIA — (9.4%)
*	3M India, Ltd.	545	153,539
	Aarti Industries, Ltd.	11,529	152,340
*	Aarti Surfactants, Ltd.	409	1,345
	ABB India, Ltd.	1,812	21,691
*	ABB Powar Products & System India, Ltd.	362	4,341
	Abbott India, Ltd.	126	26,216
	ACC, Ltd.	562	10,707
*	Adani Green Energy, Ltd.	49,657	226,438
	Adani Ports & Special Economic Zone, Ltd.	62,408	262,112
*	Adani Transmissions, Ltd.	63,280	199,003
*	Aditya Birla Capital, Ltd.	119,888	87,068
*	Aditya Birla Fashion and Retail, Ltd.	31,878	52,791
	Advanced Enzyme Technologies, Ltd.	14,393	36,469
	Aegis Logistics, Ltd.	10,056	25,482
	AIA Engineering, Ltd.	3,015	66,546
	Ajanta Pharma, Ltd.	5,274	115,314
	Akzo Nobel India, Ltd.	2,395	60,601
	Alembic Pharmaceuticals, Ltd.	10,129	133,144
	Allcargo Logistics, Ltd.	7,609	9,522
	Amara Raja Batteries, Ltd.	3,941	37,336
	Amber Enterprises India, Ltd.	1,804	35,425
	Apar Industries, Ltd.	3,524	14,220
	APL Apollo Tubes, Ltd.	1,339	32,225
	Apollo Hospitals Enterprise, Ltd.	10,337	232,551
	Apollo Tyres, Ltd.	22,890	33,041
*	Arvind Fashions, Ltd.	3,714	6,084
	Asahi India Glass, Ltd.	6,004	13,921
	Ashok Leyland, Ltd.	266,160	172,856
*	Ashoka Buildcon, Ltd.	9,386	6,373
	Asian Paints, Ltd.	39,567	908,297
*	Aster DM Healthcare, Ltd.	6,444	11,325
	Astral Poly Technik, Ltd.	5,685	73,519
	AstraZeneca Pharma India, Ltd.	1,043	46,653
	Atul, Ltd.	3,280	220,653
	Aurobindo Pharma, Ltd.	67,473	791,857
	Automotive Axles, Ltd.	818	5,628
	Avanti Feeds, Ltd.	6,687	39,864
*	Avenue Supermarts, Ltd.	9,275	254,931
	Axis Bank, Ltd.	69,841	402,943
	Axis Bank, Ltd., GDR	1,599	46,131
	Bajaj Auto, Ltd.	7,590	303,968
*	Bajaj Consumer Care, Ltd.	27,901	65,569
	Bajaj Electricals, Ltd.	4,900	27,558
	Bajaj Finance, Ltd.	13,052	567,869
	Bajaj Finserv, Ltd.	5,342	442,678
	Bajaj Holdings & Investment, Ltd.	3,100	109,109
	Balkrishna Industries, Ltd.	9,931	175,317
	Balmer Lawrie & Co., Ltd.	12,265	18,099
	Balrampur Chini Mills, Ltd.	15,243	25,596
*	Bank of Baroda	154,732	96,265
*	Bank of Maharashtra	198,188	32,237
	BASF India, Ltd.	2,256	40,373
	Bata India, Ltd.	4,470	75,663
	Bayer CropScience, Ltd.	538	39,880
	BEML, Ltd.	1,351	11,553

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Berger Paints India, Ltd.	46,612	$327,166
*	BF Utilities, Ltd.	2,290	6,660
	Bharat Electronics, Ltd.	148,579	190,669
	Bharat Heavy Electricals, Ltd.	114,522	55,280
	Bharat Petroleum Corp., Ltd.	84,020	463,798
*	Bharti Airtel, Ltd.	104,901	777,301
	Bharti Infratel, Ltd.	43,430	111,231
*	Biocon, Ltd.	51,133	280,337
*	Birlasoft, Ltd.	54,014	86,091
*	Blue Dart Express, Ltd.	756	20,730
	Blue Star, Ltd.	6,322	40,960
	Bombay Dyeing & Manufacturing Co., Ltd.	22,860	18,032
*	Borosil, Ltd.	3,668	7,256
	Bosch, Ltd.	933	163,338
	Brigade Enterprises, Ltd.	8,709	16,311
	Britannia Industries, Ltd.	6,088	311,320
	BSE, Ltd.	1,554	10,682
	Cadila Healthcare, Ltd.	50,664	264,480
	Can Fin Homes, Ltd.	6,909	33,731
*	Canara Bank	28,385	38,571
	Capacit'e Infraprojects, Ltd.	4,149	5,204
	Caplin Point Laboratories, Ltd.	3,081	17,854
	Carborundum Universal, Ltd.	3,978	13,145
	Care Ratings, Ltd.	1,129	6,390
	Castrol India, Ltd.	110,715	168,277
	CCL Products India, Ltd.	9,944	31,138
	Ceat, Ltd.	2,626	30,432
	Central Depository Services India, Ltd.	3,947	18,447
	Century Plyboards India, Ltd.	14,781	25,317
	Cera Sanitaryware, Ltd.	1,024	30,628
	Chambal Fertilizers & Chemicals, Ltd.	14,384	30,317
*	Chennai Petroleum Corp., Ltd.	10,031	10,714
*	Cholamandalam Financial Holdings, Ltd.	14,866	65,714
	Cholamandalam Investment and Finance Co., Ltd.	39,928	107,884
	Cipla, Ltd.	42,645	410,478
	City Union Bank, Ltd.	55,299	89,350
	Cochin Shipyard, Ltd.	9,822	43,150
	Coforge, Ltd.	7,062	181,843
	Colgate-Palmolive India, Ltd.	19,415	368,777
	Container Corp. Of India, Ltd.	22,415	134,609
	Coromandel International, Ltd.	18,690	194,459
*	CreditAccess Grameen, Ltd.	2,450	16,788
	CRISIL, Ltd.	2,050	46,506
	Cummins India, Ltd.	8,694	46,505
	Cyient, Ltd.	2,102	9,275
	Dabur India, Ltd.	57,436	392,990
	DB Corp., Ltd.	13,047	12,662
*	DCB Bank, Ltd.	22,733	23,586
	DCM Shriram, Ltd.	8,501	38,608
	Deepak Nitrite, Ltd.	8,794	76,036
	Delta Corp., Ltd.	11,676	13,363
*	DEN Networks, Ltd.	11,087	11,659
	Dhampur Sugar Mills, Ltd.	5,947	10,021
	Dhanuka Agritech, Ltd.	2,818	29,825
	Dilip Buildcon, Ltd.	8,553	31,872
*	Dish TV India, Ltd.	37,588	3,596
	Dishman Carbogen Amcis, Ltd.	8,585	22,513
	Divi's Laboratories, Ltd.	8,789	307,176
	Dixon Technologies India, Ltd.	313	32,042

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	DLF, Ltd.	48,720	$91,520
	Dr Lal PathLabs, Ltd.	5,469	137,290
	eClerx Services, Ltd.	6,418	41,224
	Edelweiss Financial Services, Ltd.	50,018	50,873
	Eicher Motors, Ltd.	2,019	555,512
*	EID Parry India, Ltd.	16,350	63,643
	Elgi Equipments, Ltd.	2,107	4,469
	Emami, Ltd.	29,123	93,298
	Endurance Technologies, Ltd.	3,642	43,737
	Engineers India, Ltd.	29,335	25,219
	Eris Lifesciences, Ltd.	6,849	44,968
	ESAB India, Ltd.	213	3,971
	Escorts, Ltd.	12,978	195,802
	Essel Propack, Ltd.	13,240	41,448
	Excel Industries, Ltd.	907	9,004
	Exide Industries, Ltd.	52,918	109,788
	FDC, Ltd.	6,240	24,980
*	Federal Bank, Ltd.	237,904	170,794
	Finolex Cables, Ltd.	13,770	49,788
	Finolex Industries, Ltd.	6,525	40,257
	Firstsource Solutions, Ltd.	105,179	68,559
	Force Motors, Ltd.	1,031	12,222
*	Fortis Healthcare, Ltd.	83,128	153,598
	Future Lifestyle Fashions, Ltd.	7,133	10,876
*	Future Retail, Ltd.	11,166	16,343
	Gabriel India, Ltd.	5,802	6,602
	Galaxy Surfactants, Ltd.	3,419	73,474
	Garware Technical Fibres, Ltd.	665	14,867
	Gateway Distriparks, Ltd.	3,803	4,170
	GE T&D India, Ltd.	2,445	2,715
	General Insurance Corp. of India	8,648	16,560
*	GFL, Ltd.	8,709	9,390
	GHCL, Ltd.	7,976	14,736
	Gillette India, Ltd.	1,326	88,967
	GlaxoSmithKline Pharmaceuticals, Ltd.	1,499	28,799
	Glenmark Pharmaceuticals, Ltd.	17,332	104,417
	GMM Pfaudler, Ltd.	742	40,440
	Godrej Consumer Products, Ltd.	36,853	340,926
	Godrej Industries, Ltd.	14,812	70,000
*	Godrej Properties, Ltd.	3,360	41,865
	Granules India, Ltd.	27,971	102,232
	Graphite India, Ltd.	4,107	9,058
*	Greaves Cotton, Ltd.	10,547	11,448
*	Greenpanel Industries, Ltd.	8,369	4,255
	Greenply Industries, Ltd.	12,971	14,827
	Grindwell Norton, Ltd.	8,101	52,037
	Gujarat Alkalies & Chemicals, Ltd.	4,834	20,458
	Gujarat Ambuja Exports, Ltd.	3,281	7,317
*	Gujarat Fluorochemicals, Ltd.	3,681	20,097
	Gujarat Gas, Ltd.	31,986	124,730
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,305	42,274
	Gujarat Pipavav Port, Ltd.	41,068	40,959
	Gujarat State Petronet, Ltd.	32,684	88,988
	Gulf Oil Lubricants India, Ltd.	2,672	20,465
	Hatsun Agro Products, Ltd.	5,380	47,439
	Havells India, Ltd.	43,518	338,875
	HCL Technologies, Ltd.	93,012	875,472
	HDFC Asset Management Co., Ltd.	5,349	172,741
*	HDFC Life Insurance Co., Ltd.	50,406	422,307

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HEG, Ltd.	875	$8,530
*	Hemisphere Properties India, Ltd.	3,759	1,571
	Heritage Foods, Ltd.	2,344	9,768
	Hero MotoCorp, Ltd.	19,854	705,530
	Hexaware Technologies, Ltd.	37,385	190,994
	HFCL, Ltd.	153,778	25,494
	HG Infra Engineering Ltd.	3,143	7,650
	Hikal, Ltd.	5,929	12,296
	Himadri Speciality Chemical, Ltd.	9,211	5,271
	Hinduja Global Solutions, Ltd.	1,132	12,156
*	Hindustan Construction Co., Ltd.	72,337	5,405
*	Hindustan Oil Exploration Co., Ltd.	9,749	8,400
	Hindustan Unilever, Ltd.	72,546	2,140,138
	Honda India Power Products, Ltd.	168	2,257
	Honeywell Automation India, Ltd.	459	165,320
	Housing Development Finance Corp., Ltd.	71,247	1,698,756
	Huhtamaki PPL, Ltd.	5,375	17,297
*	ICICI Bank, Ltd., Sponsored ADR	148,600	1,395,354
	ICICI Lombard General Insurance Co., Ltd.	9,854	170,788
	ICICI Prudential Life Insurance Co., Ltd.	24,359	147,023
	ICICI Securities, Ltd.	12,439	75,690
	ICRA, Ltd.	250	8,430
*	IDFC First Bank, Ltd.	402,815	143,155
	IDFC, Ltd.	126,216	32,192
*	IFB Industries, Ltd.	864	4,291
*	IFCI, Ltd.	73,561	6,078
	IIFL Finance, Ltd.	26,619	23,942
	IIFL Securities, Ltd.	5,801	2,993
	IIFL Wealth Management, Ltd.	4,186	61,329
	Indiabulls Housing Finance, Ltd.	42,557	107,346
*	Indiabulls Real Estate, Ltd.	23,832	16,250
	Indiabulls Ventures, Ltd.	36,743	56,313
*	Indian Bank	26,880	20,923
	Indian Energy Exchange, Ltd.	7,056	16,881
*	Indian Overseas Bank	48,120	6,638
	Indo Count Industries, Ltd.	12,042	10,436
*	Indraprastha Gas, Ltd.	36,641	197,825
	IndusInd Bank, Ltd.	811	5,654
	Infibeam Avenues, Ltd.	32,279	32,889
	Info Edge India, Ltd.	6,284	267,773
	Infosys, Ltd., Sponsored ADR	263,821	3,390,100
	Infosys, Ltd.	219,177	2,823,314
	Inox Leisure, Ltd.	12,248	37,818
*	Intellect Design Arena, Ltd.	3,329	7,022
	Ipca Laboratories, Ltd.	6,099	153,676
	IRB Infrastructure Developers, Ltd.	27,242	43,901
	IRCON International, Ltd.	9,355	11,418
	ITD Cementation India, Ltd.	9,348	5,655
	Jagran Prakashan, Ltd.	12,267	6,249
*	Jammu & Kashmir Bank, Ltd. (The)	23,470	4,977
	Jamna Auto Industries, Ltd.	11,234	4,268
	JB Chemicals & Pharmaceuticals, Ltd.	4,116	40,351
	Jindal Saw, Ltd.	18,284	13,487
*	Jindal Stainless, Ltd.	36,834	17,437
	JK Paper, Ltd.	16,886	21,254
	JM Financial, Ltd.	40,905	40,542
	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,005	27,719
	JTEKT India, Ltd.	7,355	6,034
	Jubilant Foodworks, Ltd.	7,817	180,502

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Just Dial, Ltd.	7,881	$38,738
	Jyothy Labs, Ltd.	14,344	23,487
	Kajaria Ceramics, Ltd.	14,681	79,455
	Kalpataru Power Transmission, Ltd.	6,093	18,720
	Kansai Nerolac Paints, Ltd.	26,657	154,652
	Karnataka Bank, Ltd. (The)	24,405	13,659
	Karur Vysya Bank, Ltd. (The)	45,425	20,842
	Kaveri Seed Co., Ltd.	2,830	22,792
	KEC International, Ltd.	13,326	48,599
	KEI Industries, Ltd.	10,834	50,704
*	Kennametal India, Ltd.	771	7,286
	Kirloskar Oil Engines, Ltd.	7,384	10,387
	KNR Constructions, Ltd.	8,397	23,738
	Kotak Mahindra Bank, Ltd.	21,409	390,006
*	KPIT Technologies, Ltd.	17,211	14,933
	KPR Mill, Ltd.	2,236	12,574
	KRBL, Ltd.	8,804	31,779
	KSB, Ltd.	1,450	9,798
	LA Opala RG, Ltd.	5,178	12,546
	Lakshmi Machine Works, Ltd.	252	10,137
	Laurus Labs, Ltd.	6,070	76,446
	LIC Housing Finance, Ltd.	58,838	206,545
	Lupin, Ltd.	36,360	448,622
	LUX Industries, Ltd.	1,356	20,470
	Magma Fincorp, Ltd.	10,065	3,455
	Mahanagar Gas, Ltd.	8,072	104,864
	Maharashtra Scooters, Ltd.	592	23,834
*	Mahindra & Mahindra Financial Services, Ltd.	63,663	110,764
	Mahindra & Mahindra, Ltd.	95,721	779,100
*	Mahindra CIE Automotive, Ltd.	9,912	14,394
	Mahindra Lifespace Developers, Ltd.	2,324	6,575
	Mahindra Logistics, Ltd.	1,996	7,981
	Majesco, Ltd.	1,448	11,549
	Manappuram Finance, Ltd.	52,958	112,585
*	Mangalore Refinery & Petrochemicals, Ltd.	16,296	7,915
	Marico, Ltd.	128,394	623,639
	Marksans Pharma, Ltd.	28,757	15,264
	Maruti Suzuki India, Ltd.	7,424	620,226
	MAS Financial Services, Ltd.	2,038	17,417
	Mastek, Ltd.	1,601	12,204
*	Max Financial Services, Ltd.	12,145	90,417
*	Max India, Ltd.	13,084	12,015
	Meghmani Organics, Ltd.	15,132	12,048
	Minda Industries, Ltd.	6,758	25,528
	Mindtree, Ltd.	15,363	222,616
	MOIL, Ltd.	8,751	16,609
	Motherson Sumi Systems, Ltd.	132,183	168,254
	Motilal Oswal Financial Services, Ltd.	4,909	44,418
	Mphasis, Ltd.	28,724	440,900
	MRF, Ltd.	106	86,574
	Muthoot Finance, Ltd.	14,320	243,026
	Narayana Hrudayalaya, Ltd.	9,944	38,778
	Natco Pharma, Ltd.	13,995	147,576
	Navin Fluorine International, Ltd.	1,462	34,557
	Navneet Education, Ltd.	15,738	15,412
	NBCC India, Ltd.	74,349	23,096
	NESCO, Ltd.	1,056	6,163
	NIIT, Ltd.	14,595	18,861
	NOCIL, Ltd.	7,509	10,569

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NRB Bearings, Ltd.	7,569	$7,900
	Oberoi Realty, Ltd.	10,392	48,129
	Omaxe, Ltd.	8,455	9,472
	Oracle Financial Services Software, Ltd.	7,013	274,759
	Orient Electric, Ltd.	13,740	33,043
	Page Industries, Ltd.	1,176	311,015
*	PC Jeweller, Ltd.	23,471	4,685
	Persistent Systems, Ltd.	7,032	86,424
	Petronet LNG, Ltd.	220,988	730,618
	Pfizer, Ltd.	1,088	62,139
	Phillips Carbon Black, Ltd.	4,200	5,382
	Phoenix Mills, Ltd. (The)	5,378	44,257
	PI Industries, Ltd.	11,189	264,064
	Pidilite Industries, Ltd.	14,210	258,155
	Piramal Enterprises, Ltd.	7,167	141,244
*	PNB Housing Finance, Ltd.	5,849	16,492
	PNC Infratech, Ltd.	10,627	18,947
	Poly Medicure, Ltd.	3,019	15,647
	Polyplex Corp., Ltd.	3,297	25,848
	Power Finance Corp., Ltd.	162,359	175,852
	Power Grid Corp. of India, Ltd.	146,026	347,905
	Praj Industries, Ltd.	12,614	10,056
	Prestige Estates Projects, Ltd.	25,242	65,781
*	Procter & Gamble Health, Ltd.	612	34,075
	Procter & Gamble Hygiene & Health Care, Ltd.	1,819	250,576
	PSP Projects, Ltd.	1,462	7,810
	PTC India, Ltd.	60,730	42,156
*	Punjab National Bank	92,578	39,531
	PVR, Ltd.	8,819	127,959
*	Quess Corp., Ltd.	15,265	74,614
	Radico Khaitan, Ltd.	11,114	54,806
	Rain Industries Ltd.	3,832	4,706
	Rajesh Exports, Ltd.	11,184	68,238
	Rallis India, Ltd.	17,572	68,244
	Rashtriya Chemicals & Fertilizers, Ltd.	32,145	20,004
*	Raymond, Ltd.	3,401	10,880
	RBL Bank, Ltd.	25,793	58,278
	REC, Ltd.	177,120	237,368
	Redington India, Ltd.	71,262	86,305
	Relaxo Footwears, Ltd.	7,127	57,345
	Repco Home Finance, Ltd.	3,440	6,632
	Sanofi India, Ltd.	970	100,859
*	SBI Life Insurance Co., Ltd.	13,973	170,014
	Schaeffler India, Ltd.	1,462	69,660
*	Schneider Electric Infrastructure, Ltd.	8,940	8,772
	Security & Intelligence Services India, Ltd.	6,764	32,652
	Sequent Scientific, Ltd.	11,712	19,151
	SH Kelkar & Co., Ltd.	12,727	12,148
	Sharda Cropchem, Ltd.	3,895	15,127
*	Sheela Foam, Ltd.	1,678	31,568
	Shilpa Medicare, Ltd.	7,105	53,076
	Shoppers Stop, Ltd.	3,499	7,390
	Shriram City Union Finance, Ltd.	2,754	24,158
	Shriram Transport Finance Co., Ltd.	26,381	243,366
	Shriram Transport Finance Co., Ltd.	3,043	28,167
	Siemens, Ltd.	4,833	74,998
	SKF India, Ltd.	3,480	68,363
	Sobha, Ltd.	5,871	17,199
	Solar Industries India, Ltd.	6,085	80,924

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Solara Active Pharma Sciences, Ltd.	1,466	$15,036
	Somany Ceramics, Ltd.	991	1,696
*	Somany Home Innovation, Ltd.	1,816	1,740
	Sonata Software, Ltd.	12,595	44,558
	South Indian Bank, Ltd. (The)	178,611	16,543
	SRF, Ltd.	3,576	180,692
	Sterlite Technologies, Ltd.	17,580	28,641
	Strides Pharma Science, Ltd.	10,689	62,318
	Subros, Ltd.	3,640	8,722
	Sudarshan Chemical Industries	1,652	9,043
	Sun Pharmaceutical Industries, Ltd.	52,782	379,220
	Sun TV Network, Ltd.	20,371	105,285
	Sundaram Finance, Ltd.	5,098	86,537
	Sundaram-Clayton, Ltd.	140	2,910
	Sundram Fasteners, Ltd.	7,035	39,121
	Sunteck Realty, Ltd.	6,996	17,280
	Suprajit Engineering, Ltd.	2,380	4,838
	Supreme Industries, Ltd.	9,064	156,128
*	Suven Pharmaceuticals, Ltd.	4,069	34,007
*	Suzlon Energy, Ltd.	553,919	32,227
	Swaraj Engines, Ltd.	1,248	22,537
	Symphony, Ltd.	1,436	16,217
	Syngene International, Ltd.	23,684	154,046
	TAKE Solutions, Ltd.	12,235	6,952
	Tanla Solutions, Ltd.	9,038	14,192
	Tata Chemicals, Ltd.	3,783	15,517
	Tata Communications, Ltd.	3,759	38,209
	Tata Consultancy Services, Ltd.	91,673	2,796,132
	Tata Consumer Products, Ltd.	51,247	292,706
	Tata Elxsi, Ltd.	4,923	61,876
	Tata Metaliks, Ltd.	1,238	8,113
*	Tata Motors, Ltd.	479,168	666,643
	TCI Express, Ltd.	999	9,396
*	TCNS Clothing Co., Ltd.	1,322	5,747
	Tech Mahindra, Ltd.	94,038	853,726
*	Techno Electric & Engineering Co., Ltd.	2,244	5,365
	Thermax, Ltd.	4,258	42,397
	Thomas Cook India, Ltd.	9,735	3,798
	Thyrocare Technologies, Ltd.	1,540	14,448
	Tide Water Oil Co India, Ltd.	155	8,791
	Time Technoplast, Ltd.	36,113	17,687
	Timken India, Ltd.	3,881	50,218
	Tinplate Co. of India, Ltd. (The)	5,495	9,601
	Titan Co., Ltd.	34,749	485,718
	Torrent Pharmaceuticals, Ltd.	9,552	339,909
	Transport Corp. of India, Ltd.	2,560	5,868
	Trident, Ltd.	111,750	9,994
	Triveni Engineering & Industries, Ltd.	10,696	7,749
	Triveni Turbine, Ltd.	7,486	6,253
	TTK Prestige, Ltd.	427	33,614
	Tube Investments of India, Ltd.	6,223	42,586
	TV Today Network, Ltd.	4,144	11,283
*	TV18 Broadcast, Ltd.	135,440	60,461
	TVS Motor Co., Ltd.	1,582	8,167
	TVS Srichakra, Ltd.	357	6,802
*	UCO Bank	74,869	13,971
	Uflex, Ltd.	7,791	27,563
	Unichem Laboratories, Ltd.	2,495	7,869
*	Union Bank of India	103,814	40,202

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	United Breweries, Ltd.	12,998	$165,937
*	United Spirits, Ltd.	36,673	284,649
*	UPL, Ltd.	144,540	921,702
*	VA Tech Wabag, Ltd.	3,517	5,352
	Vaibhav Global, Ltd.	1,061	18,910
	Vakrangee, Ltd.	62,110	23,310
	Vardhman Textiles, Ltd.	3,240	28,856
	Varroc Engineering, Ltd.	2,039	5,373
	Varun Beverages, Ltd.	15,809	149,535
*	Vesuvius India, Ltd.	776	8,980
	V-Guard Industries, Ltd.	18,837	40,940
	Vinati Organics, Ltd.	4,692	61,282
	Vindhya Telelinks, Ltd.	373	3,245
	VIP Industries, Ltd.	5,133	18,464
*	Vodafone Idea, Ltd.	1,145,713	128,152
	Voltas, Ltd.	7,685	61,203
	VRL Logistics, Ltd.	4,816	9,445
	WABCO India, Ltd.	321	29,767
	Welspun Corp., Ltd.	19,810	23,226
	Welspun Enterprises, Ltd.	9,097	6,810
	West Coast Paper Mills, Ltd.	3,553	8,162
*	Westlife Development Ltd.	4,438	21,381
	Whirlpool of India, Ltd.	6,335	176,063
	Wipro, Ltd.	140,166	523,922
*	Wockhardt, Ltd.	6,661	24,597
	Yes Bank, Ltd.	108,012	17,394
	Zee Entertainment Enterprises, Ltd.	195,042	360,520
	Zensar Technologies, Ltd.	6,946	14,874
TOTAL INDIA			55,123,117
INDONESIA — (1.2%)
*	Ace Hardware Indonesia Tbk PT	1,020,500	122,287
	Adhi Karya Persero Tbk PT	262,700	10,835
*	Adi Sarana Armada Tbk PT	200,800	7,409
*	Agung Podomoro Land Tbk PT	1,072,900	8,637
*	Alam Sutera Realty Tbk PT	1,137,000	9,598
	Astra Otoparts Tbk PT	111,600	6,658
*	Asuransi Kresna Mitra Tbk PT	15,000	1,202
	Bank BTPN Syariah Tbk PT	224,800	53,309
	Bank Central Asia Tbk PT	404,500	866,428
	Bank Danamon Indonesia Tbk PT	99,600	18,747
	Bank Mandiri Persero Tbk PT	1,292,100	513,545
	Bank Negara Indonesia Persero Tbk PT	538,900	170,371
*	Bank Pan Indonesia Tbk PT	195,400	10,802
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	288,100	18,473
	Bank Pembangunan Daerah Jawa Timur Tbk PT	276,200	10,399
*	Bank Permata Tbk PT	323,600	28,186
	Bank Rakyat Indonesia Persero Tbk PT	3,307,000	718,331
	Bank Tabungan Negara Persero Tbk PT	345,100	30,111
*	Barito Pacific Tbk PT	1,757,200	114,973
*	Bekasi Fajar Industrial Estate Tbk PT	485,500	4,116
	BFI Finance Indonesia Tbk PT	606,000	12,066
	Blue Bird Tbk PT	49,800	3,805
*	Bumi Serpong Damai Tbk PT	918,600	43,623
*	Capital Financial Indonesia Tbk PT	723,600	19,531
	Ciputra Development Tbk PT	1,868,900	84,147
	Elnusa Tbk PT	509,600	7,953
*	Erajaya Swasembada Tbk PT	401,400	40,405
*	Gajah Tunggal Tbk PT	272,300	10,092

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Garuda Indonesia Persero Tbk PT	509,400	$8,498
*	Global Mediacom Tbk PT	2,035,200	29,780
*	Hanson International Tbk PT	8,134,100	20,892
	Indofood CBP Sukses Makmur Tbk PT	266,300	167,825
	Indofood Sukses Makmur Tbk PT	456,100	202,149
*	Indosat Tbk PT	174,100	27,498
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	554,000	49,406
*	Inti Agri Resources Tbk PT	550,900	1,415
*	Intiland Development Tbk PT	880,700	10,758
	Jasa Marga Persero Tbk PT	477,600	128,850
	Jaya Real Property Tbk PT	380,800	10,766
	Kalbe Farma Tbk PT	3,330,000	358,218
	KMI Wire & Cable Tbk PT	229,100	5,975
*	Krakatau Steel Persero Tbk PT	505,200	13,176
*	Kresna Graha Investama Tbk PT	1,622,300	11,981
	Link Net Tbk PT	207,000	26,865
*	Lippo Karawaci Tbk PT	5,027,700	47,450
*	Matahari Department Store Tbk PT	534,200	47,619
	Mayora Indah Tbk PT	562,000	90,652
	Media Nusantara Citra Tbk PT	1,590,600	89,455
*	Merdeka Copper Gold Tbk PT	1,060,500	130,288
	Metrodata Electronics Tbk PT	291,800	28,809
*	Mitra Adiperkasa Tbk PT	1,925,800	90,010
	Mitra Keluarga Karyasehat Tbk PT	411,800	67,680
	Mitra Pinasthika Mustika Tbk PT	193,500	6,467
*	MNC Land Tbk PT	1,993,200	14,628
	MNC Vision Networks Tbk PT	529,100	11,895
	Nippon Indosari Corpindo Tbk PT	140,600	11,896
	Pabrik Kertas Tjiwi Kimia Tbk PT	181,600	84,300
	Pakuwon Jati Tbk PT	755,000	21,992
	Pan Brothers Tbk PT	209,300	3,575
*	Panin Financial Tbk PT	2,781,700	35,314
*	Paninvest Tbk PT	164,000	8,215
*	Pelayaran Tamarin Samudra Tbk PT	334,000	1,255
*	Pollux Properti Indonesia Tbk PT	27,200	7,868
*	Pool Advista Indonesia Tbk PT	64,100	220
	PP Persero Tbk PT	642,300	43,055
	Puradelta Lestari Tbk PT	561,900	8,494
	Ramayana Lestari Sentosa Tbk PT	394,100	15,218
*	Rimo International Lestari Tbk PT	3,949,000	10,143
	Sarana Menara Nusantara Tbk PT	4,637,000	361,356
*	Sariguna Primatirta Tbk PT	464,300	16,398
	Selamat Sempurna Tbk PT	271,800	23,883
*	Sentul City Tbk PT	3,623,000	12,410
*	Siloam International Hospitals Tbk PT	55,500	17,922
*	Sitara Propertindo Tbk PT	344,900	1,795
*	Smartfren Telecom Tbk PT	3,180,600	31,167
	Sri Rejeki Isman Tbk PT	1,498,800	20,223
	Sumber Alfaria Trijaya Tbk PT	377,400	19,102
	Summarecon Agung Tbk PT	1,833,300	75,728
	Surya Citra Media Tbk PT	1,950,200	171,947
*	Surya Esa Perkasa Tbk PT	995,400	10,544
	Surya Semesta Internusa Tbk PT	942,000	24,346
	Telekomunikasi Indonesia Persero Tbk PT	151,700	31,642
#	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	11,298	231,722
	Tower Bersama Infrastructure Tbk PT	1,092,900	94,379
*	Trada Alam Minera Tbk PT	1,606,700	4,127
	Ultrajaya Milk Industry & Trading Co. Tbk PT	1,139,400	126,890
	Unilever Indonesia Tbk PT	497,400	286,703

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Vale Indonesia Tbk PT	172,400	$40,634
*	Visi Media Asia Tbk PT	1,554,900	5,329
	Waskita Beton Precast Tbk PT	1,422,600	19,390
	Waskita Karya Persero Tbk PT	734,500	31,600
	Wijaya Karya Bangunan Gedung Tbk PT	675,300	9,014
	Wijaya Karya Beton Tbk PT	801,200	15,079
	Wijaya Karya Persero Tbk PT	393,000	32,131
	XL Axiata Tbk PT	613,300	105,371
TOTAL INDONESIA			6,717,421
MALAYSIA — (2.0%)
#	Duopharma Biotech Bhd	75,250	46,713
	Aeon Co. M Bhd	138,700	27,720
	AEON Credit Service M Bhd	21,100	45,845
*	AFFIN Bank Bhd	44,400	16,928
	Ajinomoto Malaysia Bhd	4,200	15,070
	Alliance Bank Malaysia Bhd	113,600	57,469
	Allianz Malaysia Bhd	10,400	32,882
	AMMB Holdings Bhd	192,600	131,946
	Astro Malaysia Holdings Bhd	227,500	42,860
*	Berjaya Corp. Bhd	431,500	21,779
*	Berjaya Land Bhd	294,800	13,229
	Berjaya Sports Toto Bhd	147,900	73,396
*	BerMaz Motor Sdn Bhd	205,600	68,419
	BIMB Holdings Bhd	22,000	17,728
*	Boustead Holdings Bhd	16,900	2,524
*	Bumi Armada Bhd	48,000	2,576
*	Cahya Mata Sarawak Bhd	104,300	42,623
	Carlsberg Brewery Malaysia Bhd, Class B	31,600	188,696
	CB Industrial Product Holding Bhd	35,400	7,479
	CIMB Group Holdings Bhd	214,928	182,391
*	Cypark Resources Bhd	50,300	11,097
	D&O Green Technologies Bhd	157,400	31,896
	Datasonic Group Bhd	127,200	42,162
#*	Dayang Enterprise Holdings Bhd	169,420	46,343
	Dialog Group Bhd	345,300	308,960
	DiGi.Com Bhd	146,500	146,886
	DRB-Hicom Bhd	122,100	55,132
	Dufu Technology Corp. Bhd	16,000	26,604
	Dutch Lady Milk Industries Bhd	2,500	23,741
	Eastern & Oriental Bhd	76,568	7,300
*	Eco World Development Group Bhd	269,500	27,797
*	Eco World International Bhd	141,700	15,058
	Ekovest BHD	334,600	40,551
	Fraser & Neave Holdings Bhd	21,300	163,341
	Frontken Corp. Bhd	105,100	87,745
	Gabungan AQRS Bhd	59,500	11,927
	Gadang Holdings Bhd	60,900	6,323
	Gamuda Bhd	323,415	272,403
	Gas Malaysia Bhd	24,500	15,804
	Genting Bhd	116,200	105,437
#	Genting Malaysia Bhd	319,400	172,227
	George Kent Malaysia Bhd	106,500	17,147
	Globetronics Technology Bhd	139,600	84,567
	Guan Chong Bhd	43,600	32,063
	Hai-O Enterprise Bhd	19,100	8,344
	HAP Seng Consolidated Bhd	14,600	30,863
	Hartalega Holdings Bhd	179,300	861,557
	Heineken Malaysia Bhd	32,700	174,554

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Hengyuan Refining Co. Bhd	31,700	$22,621
	Hong Leong Bank Bhd	38,600	137,035
	Hong Leong Financial Group Bhd	23,500	74,991
	Hong Leong Industries Bhd	20,200	37,699
	Hup Seng Industries Bhd	52,600	11,559
	IHH Healthcare Bhd	51,200	65,398
	IJM Corp. Bhd	447,800	169,457
	Inari Amertron Bhd	581,450	294,856
	IOI Properties Group Bhd	172,200	37,615
*	Iris Corp. Bhd	300,700	22,813
*	Iskandar Waterfront City Bhd	156,400	22,562
*	JAKS Resources Bhd	187,500	34,324
	JHM Consolidation Bhd	67,500	24,647
#	Kerjaya Prospek Group Bhd	129,600	32,535
*	KNM Group Bhd	1,071,400	56,109
	Kossan Rubber Industries	131,500	547,901
#*	KSL Holdings Bhd	92,400	12,267
	LBS Bina Group Bhd	93,730	7,946
	Lii Hen Industries Bhd	23,500	15,505
	Lingkaran Trans Kota Holdings Bhd	21,900	20,753
	Lotte Chemical Titan Holding Bhd	172,100	81,754
	LPI Capital Bhd	25,000	79,009
	Magni-Tech Industries Bhd	26,666	13,304
	Magnum Bhd	74,500	37,453
	Mah Sing Group Bhd	56,900	8,778
	Malayan Banking Bhd	183,892	332,910
	Malaysia Airports Holdings Bhd	89,200	111,440
	Malaysia Building Society Bhd	305,002	38,576
	Malaysian Pacific Industries Bhd	19,300	59,978
	Malaysian Resources Corp. Bhd	582,100	77,121
	Matrix Concepts Holdings Bhd	100,900	40,270
	Maxis Bhd	106,400	132,980
	MBM Resources BHD	18,900	13,784
	MMC Corp. Bhd	126,000	21,085
	Muhibbah Engineering M Bhd	51,600	10,407
	My EG Services Bhd	378,800	120,463
	OSK Holdings Bhd	267,600	49,302
	Padini Holdings Bhd	84,100	42,365
	Paramount Corp. Bhd	28,900	5,715
	Pentamaster Corp. Bhd	100,100	151,806
*	PESTECH International Bhd	102,900	20,748
	Petron Malaysia Refining & Marketing Bhd	24,600	21,706
	Petronas Chemicals Group Bhd	102,900	150,568
	Petronas Dagangan Bhd	49,300	250,151
	Pos Malaysia Bhd	59,400	13,871
	Power Root Bhd	23,600	12,191
	PPB Group Bhd	28,400	132,192
	Press Metal Aluminium Holdings Bhd	162,700	186,039
	Public Bank Bhd	244,400	980,970
	Ranhill Holdings Bhd	79,600	17,598
*	Revenue Group Bhd	69,500	21,286
	RHB Bank Bhd	193,100	228,659
	Sam Engineering & Equipment M Bhd	8,600	14,720
*	Sapura Energy Bhd	2,096,200	47,613
	Scientex Bhd	67,400	144,973
	Serba Dinamik Holdings Bhd	514,850	198,652
	Sime Darby Bhd	279,800	143,823
	Sime Darby Property Bhd	255,800	37,722
	SKP Resources Bhd	24,700	8,210

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	SP Setia Bhd Group	347,664	$63,511
	Sunway Construction Group Bhd	112,300	50,392
*	Supermax Corp. Bhd	61,000	267,889
	Syarikat Takaful Malaysia Keluarga Bhd	83,900	95,523
	TA Global Bhd	222,900	13,949
	Taliworks Corp. Bhd	120,500	24,331
	Telekom Malaysia Bhd	166,700	157,316
	TIME dotCom Bhd	32,100	82,664
	Top Glove Corp. Bhd	142,400	872,247
*	Tropicana Corp. Bhd	68,800	14,612
*	Tune Protect Group Bhd	79,400	5,154
	Uchi Technologies Bhd	66,700	40,325
	UEM Edgenta Bhd	30,000	15,859
*	UEM Sunrise Bhd	197,400	19,894
	UMW Holdings Bhd	67,500	39,211
	UOA Development Bhd	90,500	32,905
*	Velesto Energy Bhd	705,900	23,580
	ViTrox Corp. Bhd	25,800	75,048
	VS Industry Bhd	181,675	60,002
#	Wah Seong Corp. Bhd	83,013	9,713
*	WCT Holdings Bhd	151,572	16,818
	Wellcall Holdings Bhd	99,500	18,867
	Westports Holdings Bhd	97,700	90,465
	Yinson Holdings Bhd	28,200	41,789
*	YNH Property Bhd	46,800	30,295
	YTL Power International Bhd	254,900	42,483
TOTAL MALAYSIA			11,779,729
MEXICO — (1.7%)
	ALEATICA S.A.B. de C.V.	8,989	8,159
	Alpek S.A.B. de C.V.	93,907	73,421
#*	Alsea S.A.B. de C.V.	48,300	47,052
	America Movil S.A.B. de C.V.	1,345,127	849,204
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	59,205	748,351
#	Arca Continental S.A.B. de C.V.	38,501	193,171
*	Axtel S.A.B. de C.V.	216,410	55,330
*	Banco del Bajio SA	100,184	77,428
	Becle S.A.B. de C.V.	47,500	97,049
	Bolsa Mexicana de Valores S.A.B. de C.V.	44,107	89,522
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	3,306	136,835
	Coca-Cola Femsa S.A.B. de C.V.	37,525	155,883
*	Consorcio ARA S.A.B. de C.V.	434,433	52,511
*	Credito Real S.A.B. de C.V. SOFOM ER	43,748	25,044
#	El Puerto de Liverpool S.A.B. de C.V.	30,351	74,149
	Fomento Economico Mexicano S.A.B. de C.V.	68,949	424,445
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	1,140	70,121
*	Genomma Lab Internacional S.A.B. de C.V., Class B	148,578	158,092
*	Gentera S.A.B. de C.V.	73,417	25,731
	Gruma S.A.B. de C.V., Class B	44,591	522,750
#*	Grupo Aeromexico S.A.B. de C.V.	125,502	27,350
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	81,434	339,751
#	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	90,607	610,574
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	2,077	207,347
	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	4,770	47,796
#	Grupo Bimbo S.A.B. de C.V., Class A	144,000	260,371
	Grupo Carso S.A.B. de C.V.	9,800	19,375
	Grupo Comercial Chedraui S.A. de C.V.	89,882	105,613
	Grupo Elektra S.A.B. de C.V.	1,184	63,416
	Grupo Financiero Banorte S.A.B. de C.V., Class O	193,430	692,802

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	203,766	$146,953
*	Grupo GICSA SAB de CV	33,334	4,883
	Grupo Herdez S.A.B. de C.V.	21,219	32,322
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	135,595	24,371
*	Grupo Industrial Saltillo S.A.B. de C.V.	29,309	21,045
#	Grupo Lala S.A.B. de C.V.	85,493	46,214
	Grupo Rotoplas S.A.B. de C.V.	58,873	39,363
*	Grupo Televisa S.A.B.	309,547	347,171
*	Grupo Traxion S.A.B. de C.V.	41,850	29,618
	Industrias CH S.A.B. de C.V., Class B	11,751	45,673
	Industrias Penoles S.A.B. de C.V.	25,353	378,136
	Infraestructura Energetica Nova S.A.B. de C.V.	21,164	62,765
#	La Comer S.A.B. de C.V.	97,165	153,639
	Megacable Holdings S.A.B. de C.V.	157,636	471,598
*	Minera Frisco S.A.B. de C.V.	10,018	1,103
#*	Minera Frisco S.A.B. de C.V., Class A1	17,000	3,056
	Orbia Advance Corp. S.A.B. de C.V.	305,903	485,074
	Organizacion Soriana S.A.B. de C.V., Class B	37,341	27,215
*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	36,319	266,236
*	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	3,652	17,887
	Qualitas Controladora S.A.B. de C.V.	33,274	134,666
*	Regional S.A.B. de C.V.	7,562	19,694
*	Telesites S.A.B. de C.V.	152,711	113,152
	TV Azteca S.A.B. de C.V.	74,500	1,058
#*	Unifin Financiera S.A.B. de C.V.	13,744	11,104
	Wal-Mart de Mexico S.A.B. de C.V.	433,800	1,021,004
TOTAL MEXICO			10,163,643
PERU — (0.1%)
	Credicorp, Ltd.	4,822	613,214
*	Grana y Montero SAA, Sponsored ADR	3,000	7,020
TOTAL PERU			620,234
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	160,200	28,843
	Aboitiz Equity Ventures, Inc.	50,560	49,733
*	Alliance Global Group, Inc.	771,700	89,670
*	Altus Property Ventures, Inc.	2,801	815
	Ayala Corp.	9,150	135,959
*	AyalaLand Logistics Holdings Corp.	220,000	7,404
	BDO Unibank, Inc.	34,770	62,180
	Cebu Air, Inc.	6,050	4,643
*	CEMEX Holdings Philippines, Inc.	1,275,697	23,140
	China Banking Corp.	91,200	37,137
	Cosco Capital, Inc.	555,300	55,318
	D&L Industries, Inc.	827,600	77,591
	DMCI Holdings, Inc.	756,700	54,900
*	DoubleDragon Properties Corp.	170,500	55,514
*	East West Banking Corp.	89,900	13,259
	Emperador, Inc.	309,500	57,315
	Filinvest Development Corp.	39,100	6,912
	Filinvest Land, Inc.	1,336,000	23,679
	First Philippine Holdings Corp.	15,510	18,867
	Globe Telecom, Inc.	1,700	71,343
	GT Capital Holdings, Inc.	13,030	116,883
*	Holcim Philippines, Inc.	64,000	6,271
*	Integrated Micro-Electronics, Inc.	121,500	11,489
	International Container Terminal Services, Inc.	179,150	351,709

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	JG Summit Holdings, Inc.	68,870	$87,717
	Jollibee Foods Corp.	50,750	139,598
	Lopez Holdings Corp.	119,000	5,677
	LT Group, Inc.	257,400	39,440
*	MacroAsia Corp.	23,000	2,492
	Manila Electric Co.	10,430	56,309
	Manila Water Co., Inc.	131,100	34,228
	Megawide Construction Corp.	126,100	17,608
	Megaworld Corp.	1,750,900	107,127
	Metropolitan Bank & Trust Co.	196,109	136,965
	Nickel Asia Corp.	608,000	32,174
	Petron Corp.	844,100	53,447
*	Philippine National Bank	63,540	25,635
	Philippine Seven Corp.	11,490	29,364
*	Pilipinas Shell Petroleum Corp.	116,100	41,276
	PLDT, Inc., Sponsored ADR	3,879	103,337
	PLDT, Inc.	3,970	107,513
	Premium Leisure Corp.	695,000	4,244
	Puregold Price Club, Inc.	179,300	175,029
	Rizal Commercial Banking Corp.	34,700	11,249
	Robinsons Land Corp.	362,200	113,791
	Robinsons Retail Holdings, Inc.	74,070	92,919
	San Miguel Corp.	48,280	97,472
	Security Bank Corp.	34,120	64,077
	Shakey's Pizza Asia Ventures, Inc.	41,300	4,977
	SM Investments Corp.	6,360	116,122
	SSI Group, Inc.	217,000	4,652
	Universal Robina Corp.	45,940	114,728
	Vista Land & Lifescapes, Inc.	665,000	42,250
	Vistamalls, Inc.	23,100	1,864
	Wilcon Depot, Inc.	267,400	81,308
TOTAL PHILIPPINES			3,305,163
POLAND — (0.8%)
*	Alior Bank SA	9,508	37,193
*	Alumetal SA	1,426	14,302
*	Amica SA	1,140	45,199
*	AmRest Holdings SE	9,027	46,966
	Asseco Poland SA	10,729	183,710
	Bank Handlowy w Warszawie SA	3,731	36,490
*	Bank Ochrony Srodowiska SA	5,571	8,865
*	Bank Polska Kasa Opieki SA	8,772	118,379
*	Boryszew SA	21,148	20,395
	Budimex SA	3,500	216,786
	CCC SA	2,356	34,936
*	CD Projekt SA	4,274	458,598
*	Ciech SA	7,885	64,691
	ComArch SA	1,063	61,980
	Cyfrowy Polsat SA	32,083	238,388
*	Develia SA	27,380	14,087
*	Dino Polska SA	6,268	347,004
*	Dom Development SA	3,035	79,508
	Echo Investment SA	1,023	1,028
*	Fabryki Mebli Forte SA	5,421	38,268
	Famur SA	57,607	24,936
*	Getin Noble Bank SA	40,705	2,486
*	Globe Trade Centre SA	36,764	63,852
	Grupa Kety SA	2,737	318,755
*	ING Bank Slaski SA	1,504	53,013

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Inter Cars SA	1,765	$93,417
	Kernel Holding SA	7,700	81,259
*	KGHM Polska Miedz SA	15,310	515,424
	KRUK SA	3,010	104,201
*	LPP SA	170	312,946
*	mBank SA	2,374	118,150
	Neuca SA	781	108,089
*	Orange Polska SA	28,229	52,935
	PKP Cargo SA	1,796	6,213
*	Powszechna Kasa Oszczednosci Bank Polski SA	48,135	278,785
	Powszechny Zaklad Ubezpieczen SA	49,385	355,994
*	Santander Bank Polska SA	974	39,068
	Stalexport Autostrady SA	24,162	19,051
*	VRG SA	39,196	23,786
	Warsaw Stock Exchange	3,626	42,188
TOTAL POLAND			4,681,321
QATAR — (0.7%)
	Commercial Bank PSQC (The)	94,188	106,538
	Aamal Co.	457,653	96,199
	Al Khaleej Takaful Group QSC	22,342	11,155
	Al Khalij Commercial Bank PQSC	114,376	48,599
	Al Meera Consumer Goods Co. QSC	35,144	184,552
	Barwa Real Estate Co.	131,195	113,767
*	Doha Bank QPSC	53,911	35,273
	Doha Insurance Co. QSC	16,409	4,656
*	Gulf International Services QSC	173,380	79,924
	Gulf Warehousing Co.	16,381	23,385
	Industries Qatar QSC	21,466	46,062
	Mannai Corp. QSC	25,238	19,584
	Masraf Al Rayan QSC	170,675	185,349
*	Mazaya Qatar Real Estate Development QSC	501,436	120,345
	Medicare Group	12,658	25,440
	Mesaieed Petrochemical Holding Co.	232,714	132,608
	Ooredoo QPSC	47,835	88,591
*	Qatar First Bank	159,075	58,740
	Qatar Fuel QSC	40,544	180,570
	Qatar Gas Transport Co., Ltd.	113,443	87,541
	Qatar Industrial Manufacturing Co. QSC	27,514	20,680
	Qatar Insurance Co. SAQ	509,124	278,344
	Qatar International Islamic Bank QSC	33,412	75,343
	Qatar Islamic Bank SAQ	50,489	223,654
	Qatar Islamic Insurance Group	24,939	42,536
	Qatar National Bank QPSC	285,115	1,419,797
	Qatar Navigation QSC	31,044	50,732
	United Development Co. QSC	380,726	120,436
	Vodafone Qatar QSC	282,900	99,220
TOTAL QATAR			3,979,620
RUSSIA — (0.5%)
	Etalon Group P.L.C., GDR	16,163	23,598
	Globaltrans Investment P.L.C., GDR	15,924	95,544
*	Mail.Ru Group, Ltd., GDR	7,680	203,136
	Mobile TeleSystems PJSC, Sponsored ADR	36,865	326,624
	PhosAgro PJSC, GDR	2,605	30,784
	PhosAgro PJSC, GDR	6,204	73,331
	Polyus PJSC, GDR	958	109,691
	Polyus PJSC, GDR	941	107,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	QIWI P.L.C., Sponsored ADR	6,400	$123,584
	Ros Agro P.L.C., GDR	9,010	86,676
	Rostelecom PJSC, Sponsored ADR	5,927	42,645
	Sberbank of Russia PJSC, Sponsored ADR	47,251	560,694
	Sberbank of Russia PJSC, Sponsored ADR	16,665	198,647
	VEON, Ltd., ADR	23,400	39,546
	VTB Bank PJSC, GDR	49,518	49,023
	X5 Retail Group NV, GDR	16,084	604,115
TOTAL RUSSIA			2,675,235
SAUDI ARABIA — (1.5%)
	Abdullah Al Othaim Markets Co.	11,992	383,053
	Advanced Petrochemical Co.	26,423	360,121
	Al Babtain Power & Telecommunication Co.	4,478	28,637
	Al Etihad Cooperative Insurance Co.	2,567	10,955
*	Al Hassan Ghazi Ibrahim Shaker Co.	12,903	40,765
	Al Khaleej Training and Education Co.	12,961	52,393
	Al Rajhi Bank	63,750	1,001,924
*	Al Rajhi Co. for Co-operative Insurance	1,806	35,194
*	AlAbdullatif Industrial Investment Co.	7,617	21,833
	Alandalus Property Co.	7,249	30,544
	Aldrees Petroleum and Transport Services Co.	7,691	120,922
*	Alinma Bank	77,571	301,813
*	AlJazira Takaful Ta'awuni Co.	2,394	11,470
	Arab National Bank	12,636	65,555
*	Arabian Shield Cooperative Insurance Co.	2,358	10,712
	Arriyadh Development Co.	22,561	91,552
*	Astra Industrial Group	14,037	75,964
	Bank AlBilad	31,712	198,413
	Bank Al-Jazira	61,556	195,646
	Banque Saudi Fransi	4,000	31,972
*	Basic Chemical Industries, Ltd.	1,702	11,029
*	Bawan Co.	7,386	26,975
	Bupa Arabia for Cooperative Insurance Co.	5,909	186,774
*	Co. for Cooperative Insurance (The)	6,049	131,131
	Dallah Healthcare Co.	2,350	33,786
*	Dar Al Arkan Real Estate Development Co.	205,713	397,601
*	Electrical Industries Co.	6,611	26,989
*	Emaar Economic City	89,816	170,160
*	Fawaz Abdulaziz Al Hokair & Co.	8,633	43,891
	Fitaihi Holding Group	8,277	24,990
	Herfy Food Services Co.	3,218	38,184
	Jarir Marketing Co.	4,313	176,486
*	Jazan Energy and Development Co.	7,237	24,637
	Leejam Sports Co. JSC	2,978	45,466
*	Malath Cooperative Insurance Co.	8,139	30,898
*	Methanol Chemicals Co.	7,663	15,310
*	Middle East Paper Co.	8,991	35,061
*	Mobile Telecommunications Co. Saudi Arabia	21,168	64,040
	Mouwasat Medical Services Co.	5,049	147,583
*	Nama Chemicals Co.	3,503	18,605
*	National Agriculture Development Co. (The)	7,792	62,336
*	National Co., for Glass Manufacturing (The)	10,047	57,295
	National Commercial Bank	67,248	650,512
	National Gas & Industrialization Co.	2,785	21,183
*	National Industrialization Co.	32,536	89,902
	National Medical Care Co.	3,034	36,926
*	Rabigh Refining & Petrochemical Co.	35,703	120,975
*	Red Sea International Co.	2,975	12,035

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Riyad Bank	9,583	$43,285
	Samba Financial Group	18,657	128,513
	Saudi Airlines Catering Co.	2,874	63,085
	Saudi Arabian Fertilizer Co.	14,622	304,539
	Saudi Automotive Services Co.	6,110	42,684
*	Saudi Ceramic Co.	7,976	80,441
*	Saudi Chemical Co., Holding.	10,454	69,121
	Saudi Co. For Hardware CJSC	6,478	78,796
	Saudi Ground Services Co.	4,098	31,911
	Saudi Industrial Investment Group	21,216	103,788
*	Saudi Investment Bank (The)	6,572	23,295
*	Saudi Kayan Petrochemical Co.	76,436	165,220
*	Saudi Marketing Co.	2,297	15,342
*	Saudi Printing & Packaging Co.	9,351	36,286
*	Saudi Public Transport Co.	15,173	62,772
*	Saudi Re for Cooperative Reinsurance Co.	6,792	16,447
*	Saudi Real Estate Co.	3,132	11,128
*	Saudi Research & Marketing Group	7,862	123,615
	Saudi Telecom Co.	5,283	137,511
	Saudia Dairy & Foodstuff Co.	1,477	69,378
	Savola Group (The)	54,051	668,142
	Seera Group Holding	58,482	258,417
	United Electronics Co.	6,908	105,039
	United International Transportation Co.	3,041	26,362
	Yanbu National Petrochemical Co.	13,927	192,711
TOTAL SAUDI ARABIA			8,628,026
SOUTH AFRICA — (2.9%)
	Adcorp Holdings, Ltd.	8,686	1,423
	Advtech, Ltd.	70,539	30,611
	AECI, Ltd.	27,759	140,266
	African Oxygen, Ltd.	15,186	15,491
	Afrimat, Ltd.	16,708	33,201
	Alexander Forbes Group Holdings, Ltd.	175,103	33,209
	Allied Electronics Corp., Ltd., Class A	55,425	65,111
	Alviva Holdings, Ltd.	10,377	3,356
	Anglo American Platinum, Ltd.	2,938	225,530
	AngloGold Ashanti, Ltd.	23,308	760,398
	AngloGold Ashanti, Ltd., Sponsored ADR	3,612	116,270
*	Aspen Pharmacare Holdings, Ltd.	49,034	379,341
	Barloworld, Ltd.	48,616	187,520
	Bid Corp., Ltd.	64,894	1,070,344
	Bidvest Group, Ltd. (The)	60,135	464,191
*	Blue Label Telecoms, Ltd.	99,540	15,997
#*	Brait SE	103,172	16,671
	Capitec Bank Holdings, Ltd.	1,290	66,746
	Cashbuild, Ltd.	4,133	38,540
	Clicks Group, Ltd.	31,740	423,577
	Coronation Fund Managers, Ltd.	45,762	105,051
	DataTec, Ltd.	71,287	94,105
	Dis-Chem Pharmacies, Ltd.	91,901	92,810
	Discovery, Ltd.	44,695	290,634
	Distell Group Holdings, Ltd.	14,050	55,870
	Famous Brands, Ltd.	4,317	10,630
	FirstRand, Ltd.	33,865	77,130
	Foschini Group, Ltd. (The)	22,624	92,823
	Gold Fields, Ltd.	6,214	82,175
	Gold Fields, Ltd., Sponsored ADR	165,295	2,163,712
*	Grindrod Shipping Holdings, Ltd.	466	1,431

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Harmony Gold Mining Co., Ltd.	15,458	$99,846
	Hudaco Industries, Ltd.	7,519	30,991
	Impala Platinum Holdings, Ltd.	38,937	347,591
	Imperial Logistics, Ltd.	20,200	39,299
	Investec, Ltd.	20,910	40,933
	Italtile, Ltd.	106,697	61,535
	KAP Industrial Holdings, Ltd.	172,414	26,082
	Kumba Iron Ore, Ltd.	14,387	465,245
	Lewis Group, Ltd.	4,057	3,314
	Liberty Holdings, Ltd.	23,904	96,841
	Life Healthcare Group Holdings, Ltd.	186,338	190,152
*	Long4Life, Ltd.	101,070	18,319
*	Massmart Holdings, Ltd.	28,257	32,448
*	Metair Investments, Ltd.	14,700	15,596
	MiX Telematics, Ltd., Sponsored ADR	2,282	23,185
	Momentum Metropolitan Holdings	120,407	117,150
*	Motus Holdings Ltd.	28,408	47,015
	Mpact, Ltd.	35,181	16,352
	Mr. Price Group, Ltd.	32,442	239,919
	MTN Group, Ltd.	120,261	420,639
*	MultiChoice Group, Ltd.	104,020	640,970
*	Nampak, Ltd.	98,957	6,797
	Naspers, Ltd., Class N	15,435	2,808,417
	Nedbank Group, Ltd.	9,038	55,470
	NEPI Rockcastle P.L.C.	41,992	217,651
*	Ninety One, Ltd.	10,455	30,401
*	Northam Platinum, Ltd.	16,112	127,182
*	Omnia Holdings, Ltd.	47,200	75,258
	Pepkor Holdings, Ltd.	85,354	49,746
*	Peregrine Holdings, Ltd.	24,535	28,925
	Pick n Pay Stores, Ltd.	40,523	106,097
	PSG Group, Ltd.	16,570	148,249
	PSG Konsult, Ltd.	151,180	62,151
	Raubex Group, Ltd.	26,464	39,112
	RCL Foods, Ltd.	12,144	6,541
	Reunert, Ltd.	37,486	68,209
*	Royal Bafokeng Platinum, Ltd.	12,231	36,160
	Sanlam, Ltd.	114,853	406,452
	Santam, Ltd.	8,286	128,406
*	Sappi, Ltd.	53,695	77,055
	Shoprite Holdings, Ltd.	4,119	25,163
*	Sibanye Stillwater, Ltd.	132,373	374,456
	SPAR Group, Ltd. (The)	64,653	622,867
	Spur Corp., Ltd.	12,451	11,834
	Standard Bank Group, Ltd.	99,918	635,470
*	Super Group, Ltd.	40,020	44,335
	Transaction Capital, Ltd.	81,646	87,264
	Truworths International, Ltd.	58,845	112,785
	Vodacom Group, Ltd.	36,904	276,921
	Wilson Bayly Holmes-Ovcon, Ltd.	15,695	102,673
	Woolworths Holdings, Ltd.	109,724	202,936
TOTAL SOUTH AFRICA			17,102,569
SOUTH KOREA — (14.4%)
*	Able C&C Co., Ltd.	1,620	11,357
	ABOV Semiconductor Co., Ltd.	4,850	43,151
*	ADTechnology Co., Ltd.	2,046	56,945
	Advanced Process Systems Corp.	2,076	46,397
	Aekyung Petrochemical Co., Ltd.	4,552	26,071

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	AeroSpace Technology of Korea, Inc.	6,981	$23,921
	AfreecaTV Co., Ltd.	2,396	126,881
*	Agabang&Company	9,239	22,807
	Ahn-Gook Pharmaceutical Co., Ltd.	1,820	21,393
	Ahnlab, Inc.	1,018	50,441
	Aju Capital Co., Ltd.	1,256	12,084
	AK Holdings, Inc.	798	12,130
*	Alteogen, Inc.	650	104,241
*	Amicogen, Inc.	2,065	65,226
	Amorepacific Corp.	3,152	440,481
	AMOREPACIFIC Group	3,132	140,285
*	Amotech Co., Ltd.	615	17,358
*	Ananti, Inc.	3,404	29,836
	Anapass, Inc.	1,633	29,887
*	Apact Co., Ltd.	1,984	12,205
*	Aprogen KIC, Inc.	8,782	19,965
*	Aprogen pharmaceuticals, Inc.	34,948	45,095
*	APS Holdings Corp.	2,479	17,939
	Asia Paper Manufacturing Co., Ltd.	1,042	25,254
	Autech Corp.	2,321	23,570
	Avaco Co., Ltd.	2,470	14,968
	Baiksan Co., Ltd.	3,543	15,216
	BGF Co., Ltd.	7,644	27,028
	BGF retail Co., Ltd.	1,634	170,742
*	BH Co., Ltd.	3,374	66,400
*	Binex Co., Ltd.	2,460	45,729
	Binggrae Co., Ltd.	783	40,038
	BNK Financial Group, Inc.	29,382	126,996
	Boditech Med, Inc.	3,848	68,239
	Boryung Pharmaceutical Co., Ltd.	1,859	25,746
*	Brain Contents Co., Ltd.	25,632	13,138
	Bukwang Pharmaceutical Co., Ltd.	2,354	73,223
	Busan City Gas Co., Ltd.	1,015	31,074
*	BYON Co., Ltd.	9,437	7,973
*	Byucksan Corp.	8,835	13,218
*	Cafe24 Corp.	1,380	60,841
*	CammSys Corp.	12,621	34,218
	Caregen Co., Ltd.	272	15,778
	Cell Biotech Co., Ltd.	476	7,148
*	Celltrion Pharm, Inc.	1,157	114,691
*	Celltrion, Inc.	3,568	889,469
	Changhae Ethanol Co., Ltd.	2,011	23,257
	Cheil Worldwide, Inc.	23,808	384,286
	Chemtronics Co., Ltd.	1,649	22,049
*	ChinHung International, Inc.	10,878	22,776
	Chong Kun Dang Pharmaceutical Corp.	751	85,273
	Chongkundang Holdings Corp.	477	49,594
	Chosun Refractories Co., Ltd.	164	10,053
	Chungdahm Learning, Inc.	625	10,992
*	CJ CGV Co., Ltd.	3,232	53,458
	CJ CheilJedang Corp.	2,589	840,050
	CJ Corp.	4,277	296,120
	CJ ENM Co., Ltd.	2,904	281,241
	CJ Freshway Corp.	2,009	25,605
*	CJ Logistics Corp.	1,776	228,464
	CKD Bio Corp.	876	29,127
	Classys, Inc.	1,032	12,601
	Clean & Science Co., Ltd.	1,098	34,523
	CLIO Cosmetics Co., Ltd.	1,585	23,867

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	CMG Pharmaceutical Co., Ltd.	8,816	$32,367
	Com2uSCorp	1,324	134,056
	Cosmax BTI, Inc.	1,055	19,535
*	COSMAX NBT Inc.	1,621	11,131
	Cosmax, Inc.	1,295	101,133
*	COSON Co., Ltd.	3,664	14,277
	Coway Co., Ltd.	10,171	655,689
	COWELL FASHION Co., Ltd.	6,218	32,875
*	CrystalGenomics, Inc.	2,157	25,629
	CS Wind Corp.	510	34,058
	Cuckoo Holdings Co., Ltd.	336	22,635
	Cuckoo Homesys Co., Ltd.	1,518	45,769
	D.I Corp.	7,531	26,792
	Dae Dong Industrial Co., Ltd.	2,998	19,461
	Dae Han Flour Mills Co., Ltd.	177	24,648
	Dae Hwa Pharmaceutical Co., Ltd.	1,232	13,376
	Dae Won Kang Up Co., Ltd.	4,824	12,472
	Daea TI Co., Ltd.	5,700	33,977
	Daeduck Co., Ltd.	2,135	12,310
*	Daeduck Electronics Co., Ltd.	3,691	43,367
*	Daehan New Pharm Co., Ltd.	1,230	12,870
*	Daejoo Electronic Materials Co., Ltd.	2,162	77,340
	Daekyo Co., Ltd.	2,127	7,167
	Daelim Construction Co., Ltd.	1,190	27,363
	Daelim Industrial Co., Ltd.	5,610	394,595
*	Daemyung Sonoseason Co., Ltd.	11,581	10,766
	Daesang Corp.	4,175	89,474
	Daesang Holdings Co., Ltd.	1,529	10,780
	Daewon Pharmaceutical Co., Ltd.	3,791	67,669
	Daewon San Up Co., Ltd.	2,161	8,997
*	Daewoo Engineering & Construction Co., Ltd.	63,157	185,340
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,886	57,499
	Daewoong Co., Ltd.	2,917	62,941
	Daewoong Pharmaceutical Co., Ltd.	267	24,768
	Daihan Pharmaceutical Co., Ltd.	1,066	26,719
	Daishin Securities Co., Ltd.	8,360	72,800
*	Danal Co., Ltd.	7,674	24,600
	Danawa Co., Ltd.	2,305	53,115
	Daou Data Corp.	1,733	21,268
	Daou Technology, Inc.	3,520	61,537
*	Dasan Networks, Inc.	3,773	36,245
	Dawonsys Co., Ltd.	1,512	25,832
	DB Financial Investment Co., Ltd.	2,722	8,147
	DB Insurance Co., Ltd.	14,776	584,405
*	DB, Inc.	19,139	11,650
*	Dentium Co., Ltd.	1,976	68,128
*	Deutsch Motors, Inc.	2,544	14,368
	DGB Financial Group, Inc.	25,043	108,519
	DI Dong Il Corp.	308	18,900
	Digital Daesung Co., Ltd.	1,538	7,875
	Digital Power Communications Co., Ltd.	2,567	37,147
*	DIO Corp.	1,279	28,285
	DMS Co., Ltd.	3,862	21,102
	Dohwa Engineering Co., Ltd.	2,708	17,990
	Dong A Eltek Co., Ltd.	1,716	10,401
	Dong-A ST Co., Ltd.	773	60,135
	Dong-Ah Geological Engineering Co., Ltd.	2,634	35,691
	Dongbu Corp.	2,682	25,224
	Dongjin Semichem Co., Ltd.	11,080	295,371

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DongKook Pharmaceutical Co., Ltd.	723	$89,151
*	Dongkuk Steel Mill Co., Ltd.	18,287	93,411
	Dongsuh Cos., Inc.	3,683	66,818
	DONGSUNG Corp.	4,708	15,580
	Dongsung Finetec Co., Ltd.	6,192	52,133
	Dongwha Enterprise Co., Ltd.	702	29,301
	Dongwha Pharm Co., Ltd.	5,156	105,983
	Dongwon Development Co., Ltd.	11,403	34,594
	Dongwon F&B Co., Ltd.	237	36,129
	Dongwon Industries Co., Ltd.	374	59,101
	Dongwon Systems Corp.	1,256	22,345
	Dongyang E&P, Inc.	1,464	18,595
	Doosan Bobcat, Inc.	11,105	251,515
	Doosan Co., Ltd.	575	22,970
*	Doosan Fuel Cell Co., Ltd.	1,924	74,219
*	Doosan Heavy Industries & Construction Co., Ltd.	39,915	352,043
#*	Doosan Infracore Co., Ltd.	39,191	234,639
*	Doosan Solus Co., Ltd.	1,061	33,668
	DoubleUGames Co., Ltd.	1,843	117,910
	Douzone Bizon Co., Ltd.	5,594	493,229
*	DSK Co., Ltd.	3,379	21,793
	DTR Automotive Corp.	464	9,412
*	Duk San Neolux Co., Ltd.	1,914	56,229
	DY Corp.	2,748	9,417
	DY POWER Corp.	1,368	12,943
	e Tec E&C, Ltd.	158	9,340
	E1 Corp.	1,387	44,304
	Echo Marketing, Inc.	2,788	111,714
	Ecopro Co., Ltd.	7,674	234,895
	e-Credible Co., Ltd.	854	16,960
*	Ehwa Technologies Information Co., Ltd.	253,023	31,692
	E-MART, Inc.	4,435	424,611
*	EM-Tech Co., Ltd.	3,270	34,831
	ENF Technology Co., Ltd.	4,649	187,881
	Eo Technics Co., Ltd.	1,073	100,391
*	Eubiologics Co., Ltd.	1,887	33,246
	Eugene Corp.	11,683	39,801
	Eugene Investment & Securities Co., Ltd.	9,101	29,260
	Eugene Technology Co., Ltd.	1,647	46,843
*	Eusu Holdings Co., Ltd.	1,499	7,228
*	Ewon Comfortech Co., Ltd.	2,798	12,455
	Ezwel Co., Ltd.	1,332	14,686
	F&F Co., Ltd.	1,415	97,294
	Farmsco	1,528	8,000
*	Feelux Co., Ltd.	9,703	35,308
	Fila Holdings Corp.	12,999	365,626
	Fine Semitech Corp.	3,078	71,181
	Foosung Co., Ltd.	2,219	15,365
	Gabia, Inc.	1,667	23,354
*	GAEASOFT	3,435	37,098
*	Gamevil, Inc.	880	24,800
	Gemvaxlink Co., Ltd.	20,885	25,948
*	Genexine Co., Ltd.	783	81,137
	Geumhwa PSC Co., Ltd.	908	18,888
	Global Standard Technology Co., Ltd.	3,362	59,424
	GOLFZON Co., Ltd.	722	46,251
	Golfzon Newdin Holdings Co., Ltd.	3,070	16,693
	Grand Korea Leisure Co., Ltd.	5,804	62,197
	Green Cross Cell Corp.	926	32,827

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Green Cross Corp.	662	$126,470
	Green Cross Holdings Corp.	3,233	71,906
	GS Engineering & Construction Corp.	17,207	390,171
*	GS Global Corp.	8,402	11,947
	GS Holdings Corp.	13,782	405,620
	GS Home Shopping, Inc.	794	70,728
	GS Retail Co., Ltd.	7,228	208,609
	Gunjang Energy Co., Ltd.	884	21,429
	Gwangju Shinsegae Co., Ltd.	69	8,000
	HAESUNG DS Co., Ltd.	2,906	50,615
	Haimarrow Food Service Co., Ltd.	8,690	17,216
	Haitai Confectionery & Foods Co., Ltd.	2,093	14,714
	Halla Holdings Corp.	747	18,309
	Han Kuk Carbon Co., Ltd.	6,367	44,741
	Hana Financial Group, Inc.	26,820	665,544
	Hana Micron, Inc.	5,304	24,725
*	Hanall Biopharma Co., Ltd.	3,594	87,541
*	Hancom, Inc.	4,340	61,775
	Handok, Inc.	789	23,257
	Handsome Co., Ltd.	3,509	89,419
*	Hanjin Heavy Industries & Construction Co., Ltd.	4,511	25,079
	Hanjin Kal Corp.	1,428	100,729
	Hanjin Transportation Co., Ltd.	1,150	49,603
	Hankook Shell Oil Co., Ltd.	154	30,419
	Hanmi Pharm Co., Ltd.	408	90,367
	Hanmi Science Co., Ltd.	1,155	40,995
	Hanmi Semiconductor Co., Ltd.	2,096	20,979
	HanmiGlobal Co., Ltd.	2,145	16,648
	Hanon Systems	23,708	198,528
	Hansae Co., Ltd.	3,607	32,143
	Hansae Yes24 Holdings Co., Ltd.	1,422	4,697
	Hanshin Construction	2,346	27,992
	Hansol Chemical Co., Ltd.	2,927	372,475
*	Hansol Holdings Co., Ltd.	10,383	28,510
	Hansol Paper Co., Ltd.	2,058	23,803
*	Hansol Technics Co., Ltd.	9,847	77,075
	Hanssem Co., Ltd.	989	84,748
*	Hanwha General Insurance Co., Ltd.	10,427	24,767
*	Hanwha Investment & Securities Co., Ltd.	36,473	54,127
	Hanwha Life Insurance Co., Ltd.	61,997	76,382
	Hanwha Solutions Corp.	16,588	356,070
	Hanyang Eng Co., Ltd.	4,035	36,910
	Hanyang Securities Co., Ltd.	2,979	20,685
	Harim Holdings Co., Ltd.	8,598	48,215
	HB Technology Co., Ltd.	20,026	38,724
	HDC Holdings Co., Ltd.	6,408	52,320
	HDC Hyundai Development Co. Engineering & Construction, Class E	10,706	195,412
*	Heungkuk Fire & Marine Insurance Co., Ltd.	8,923	16,600
	Hite Jinro Co., Ltd.	3,070	107,384
	Hitejinro Holdings Co., Ltd.	2,275	40,854
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	35,083
*	HLB Life Science Co., Ltd.	1,142	16,032
*	HLB, Inc.	1,903	133,870
*	HMM Co., Ltd	5,519	27,318
*	HNT Electronics Co., Ltd.	471	569
*	Homecast Co., Ltd.	6,694	20,079
	Hotel Shilla Co., Ltd.	7,545	446,416
	HS Industries Co., Ltd.	11,008	63,999
*	HSD Engine Co., Ltd.	3,744	14,828

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Huchems Fine Chemical Corp.	5,130	$71,757
*	Hugel, Inc.	747	98,592
*	Humax Co., Ltd.	3,727	13,773
	Humedix Co., Ltd.	967	23,166
*	Huneed Technologies	2,154	12,565
	Huons Co., Ltd.	1,038	52,560
	Huons Global Co., Ltd.	1,468	40,038
	Huvis Corp.	1,853	10,286
	Huvitz Co., Ltd.	2,931	17,019
	Hwaseung Enterprise Co., Ltd.	4,601	43,256
	HwaSung Industrial Co., Ltd.	2,547	24,916
	Hy-Lok Corp.	911	10,080
*	Hyosung Advanced Materials Corp.	1,036	115,377
	Hyosung Chemical Corp.	792	71,346
	Hyosung Corp.	1,624	93,325
	Hyosung TNC Co., Ltd.	663	63,360
*	Hyundai Bioscience Co., Ltd.	2,194	22,949
*	Hyundai Construction Equipment Co., Ltd.	4,448	85,236
	Hyundai Corp Holdings, Inc.	427	3,593
	Hyundai Corp.	1,332	16,584
	Hyundai Department Store Co., Ltd.	1,609	80,726
*	Hyundai Electric & Energy System Co., Ltd.	4,435	46,497
	Hyundai Elevator Co., Ltd.	4,980	193,984
	Hyundai Engineering & Construction Co., Ltd.	13,965	403,394
	Hyundai Greenfood Co., Ltd.	11,807	78,337
	Hyundai Heavy Industries Holdings Co., Ltd.	555	110,381
	Hyundai Home Shopping Network Corp.	1,226	62,396
	Hyundai Hy Communications & Networks Co., Ltd.	10,819	36,115
	Hyundai Livart Furniture Co., Ltd.	3,789	60,831
	Hyundai Marine & Fire Insurance Co., Ltd.	22,071	431,972
	Hyundai Mipo Dockyard Co., Ltd.	4,631	121,660
	Hyundai Mobis Co., Ltd.	4,765	824,520
	Hyundai Motor Co.	5,792	617,779
	Hyundai Motor Securities Co., Ltd.	3,975	31,171
*	Hyundai Rotem Co., Ltd.	4,614	70,084
	Hyundai Steel Co.	7,655	159,877
	Hyundai Wia Corp.	1,982	63,418
	HyVision System, Inc.	2,448	24,542
*	iA, Inc.	55,879	20,927
	ICD Co., Ltd.	2,404	31,534
	IDIS Holdings Co., Ltd.	952	11,196
*	IHQ, Inc.	11,736	14,618
*	Il Dong Pharmaceutical Co., Ltd.	1,856	24,914
	Iljin Holdings Co., Ltd.	3,921	16,044
	Ilshin Spinning Co., Ltd.	139	7,915
*	Ilshin Stone Co., Ltd.	10,080	20,394
	Ilsung Pharmaceuticals Co., Ltd.	190	13,243
	Ilyang Pharmaceutical Co., Ltd.	1,351	95,744
	iMarketKorea, Inc.	5,701	40,734
	InBody Co., Ltd.	1,637	22,960
	Industrial Bank of Korea	19,945	136,095
	Innocean Worldwide, Inc.	2,176	91,288
	InnoWireless, Inc.	369	16,464
*	Inscobee, Inc.	5,576	9,209
	Intelligent Digital Integrated Security Co., Ltd.	826	26,832
	Interojo Co., Ltd.	504	9,506
	INTOPS Co., Ltd.	2,082	25,030
	IS Dongseo Co., Ltd.	1,517	55,840
	ISC Co., Ltd.	1,555	29,290

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	i-SENS, Inc.	790	$18,987
	ISU Chemical Co., Ltd.	2,618	19,202
	It's Hanbul Co., Ltd.	364	7,993
*	Jahwa Electronics Co., Ltd.	1,170	12,162
	JASTECH, Ltd.	1,874	15,327
*	Jayjun Cosmetic Co., Ltd.	1,144	2,893
	JB Financial Group Co., Ltd.	26,941	104,148
*	Jcontentree Corp.	1,218	30,281
	Jinsung T.E.C.	1,739	11,435
	JLS Co., Ltd.	1,866	9,204
	Jusung Engineering Co., Ltd.	9,936	58,553
	JVM Co., Ltd.	719	20,008
	JW Holdings Corp.	3,355	15,089
	JW Life Science Corp.	508	8,357
	JW Pharmaceutical Corp.	572	17,290
	JYP Entertainment Corp.	5,005	125,789
	Kakao Corp.	1,906	552,960
	Kangnam Jevisco Co., Ltd.	731	9,215
	Kangwon Land, Inc.	12,679	243,415
	KAON Media Co., Ltd.	2,998	15,010
	KB Financial Group, Inc.	32,413	959,271
	KB Financial Group, Inc., ADR	434	12,699
	KC Co., Ltd.	2,179	42,519
	KCC Corp.	280	31,687
*	KCC Glass Corp.	263	7,114
	KCI, Ltd.	1,125	9,924
*	KEC Corp.	10,697	7,381
	KEPCO Engineering & Construction Co., Inc.	3,047	41,498
	KEPCO Plant Service & Engineering Co., Ltd.	9,588	236,979
*	KEYEAST Co., Ltd.	5,064	63,689
	Kginicis Co., Ltd.	2,572	51,329
	KGMobilians Co., Ltd.	2,100	20,311
	Kia Motors Corp.	35,521	1,209,006
	KINX, Inc.	659	35,827
	KISCO Corp.	2,079	7,803
	KISWIRE, Ltd.	2,019	26,607
*	Kiwi Media Group Co., Ltd.	59,412	1,403
	KIWOOM Securities Co., Ltd.	2,891	233,474
*	KMW Co., Ltd.	5,751	344,938
	Koh Young Technology, Inc.	1,270	104,829
	Kolmar BNH Co., Ltd.	2,452	122,961
	Kolmar Korea Co., Ltd.	1,388	54,625
	Kolmar Korea Holdings Co., Ltd.	2,189	53,515
	Kolon Corp.	491	7,761
	Kolon Industries, Inc.	6,283	178,322
	KoMiCo, Ltd.	1,679	56,015
	Korea Alcohol Industrial Co., Ltd.	3,300	50,518
	Korea Asset In Trust Co., Ltd.	4,076	9,592
	Korea Autoglass Corp.	2,210	26,784
*	Korea Circuit Co., Ltd.	2,289	31,287
	Korea Electric Terminal Co., Ltd.	1,133	37,013
	Korea Gas Corp.	6,080	129,644
*	Korea Information & Communications Co., Ltd.	2,687	20,729
	Korea Investment Holdings Co., Ltd.	8,712	356,844
	Korea Petrochemical Ind Co., Ltd.	915	89,556
	Korea Real Estate Investment & Trust Co., Ltd.	12,529	18,061
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,278	246,166
	Korea United Pharm, Inc.	1,070	22,247
	Korea Zinc Co., Ltd.	462	160,650

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Reinsurance Co.	22,283	$133,423
	Kortek Corp.	1,790	13,384
	KPX Chemical Co., Ltd.	576	21,724
*	KT Hitel Co., Ltd.	2,674	11,177
	KT Skylife Co., Ltd.	6,097	43,229
	KTB Investment & Securities Co., Ltd.	4,113	8,479
	Kukdo Chemical Co., Ltd.	729	24,136
	Kumho Industrial Co., Ltd.	5,800	33,265
	Kumho Petrochemical Co., Ltd.	4,660	331,451
*	Kumho Tire Co., Inc.	13,666	33,189
	Kwang Dong Pharmaceutical Co., Ltd.	10,748	82,676
	Kyeryong Construction Industrial Co., Ltd.	1,100	23,585
	Kyobo Securities Co., Ltd.	2,422	13,670
	Kyongbo Pharmaceutical Co., Ltd.	1,775	15,608
	Kyung Dong Navien Co., Ltd.	721	30,646
	Kyungbang Co., Ltd.	3,048	29,181
	Kyungdong Pharm Co., Ltd.	3,349	35,328
	Kyung-In Synthetic Corp.	5,774	43,481
	L&F Co., Ltd.	1,034	35,265
	LB Semicon, Inc.	6,010	47,948
	LEENO Industrial, Inc.	1,988	229,926
*	LegoChem Biosciences, Inc.	1,158	56,038
	LF Corp.	5,047	50,672
	LG Chem, Ltd.	2,452	1,174,115
	LG Corp.	4,887	303,470
	LG Electronics, Inc.	28,529	1,696,469
	LG Hausys, Ltd.	1,695	89,167
	LG HelloVision Co., Ltd.	6,102	20,408
	LG Household & Health Care, Ltd.	1,339	1,544,306
	LG Innotek Co., Ltd.	4,044	548,907
	LG Uplus Corp.	33,336	320,905
	LMS Co., Ltd.	1,448	11,089
*	Lock & Lock Co., Ltd.	2,021	18,870
*	LOT Vacuum Co., Ltd.	1,059	13,449
	Lotte Chemical Corp.	1,833	259,956
	Lotte Chilsung Beverage Co., Ltd.	845	71,793
	Lotte Confectionery Co., Ltd.	360	33,324
	Lotte Corp.	5,225	136,440
	LOTTE Fine Chemical Co., Ltd.	3,680	135,355
	LOTTE Himart Co., Ltd.	1,375	35,274
*	Lotte Non-Life Insurance Co., Ltd.	13,922	19,943
	Lotte Shopping Co., Ltd.	1,858	121,791
*	Lotte Tour Development Co., Ltd.	2,935	40,607
	LS Corp.	3,502	123,595
	LS Electric Co., Ltd.	3,622	163,336
*	Lumens Co., Ltd.	6,480	10,484
*	Lutronic Corp.	2,064	10,100
*	LVMC Holdings	8,113	24,596
	Macquarie Korea Infrastructure Fund	42,941	407,687
	Maeil Dairies Co., Ltd.	760	47,366
	Maeil Holdings Co., Ltd.	1,193	8,113
	Mando Corp.	5,159	119,744
	Mcnex Co., Ltd.	1,910	62,246
*	ME2ON Co., Ltd.	3,372	23,567
*	Medipost Co., Ltd.	1,643	38,523
	Medy-Tox, Inc.	726	105,448
	Meerecompany, Inc.	202	4,588
	MegaStudy Co., Ltd.	2,286	19,558
	MegaStudyEdu Co., Ltd.	892	25,454

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Meritz Financial Group, Inc.	8,625	$61,654
	Meritz Fire & Marine Insurance Co., Ltd.	15,494	161,552
	Meritz Securities Co., Ltd.	73,522	190,411
	MiCo, Ltd.	6,995	98,256
	Minwise Co., Ltd.	940	11,080
	Mirae Asset Daewoo Co., Ltd.	32,940	218,720
	Mirae Asset Life Insurance Co., Ltd.	15,213	40,932
	Miwon Commercial Co., Ltd.	411	28,233
	Miwon Specialty Chemical Co., Ltd.	430	28,962
	MK Electron Co., Ltd.	3,608	30,225
	Modetour Network, Inc.	916	8,681
	Moorim P&P Co., Ltd.	4,923	12,340
	Motonic Corp.	2,192	13,785
	MS Autotech Co., Ltd.	4,134	18,651
*	Muhak Co., Ltd.	2,049	9,296
	Multicampus Co., Ltd.	382	9,398
	Nam Hwa Construction Co., Ltd.	1,565	19,962
	Namhae Chemical Corp.	6,272	40,741
*	Namuga Co., Ltd.	738	11,575
	Namyang Dairy Products Co., Ltd.	94	23,986
	Nasmedia Co., Ltd.	1,537	38,475
*	Naturecell Co., Ltd.	4,222	33,735
	NAVER Corp.	6,344	1,611,704
	NCSoft Corp.	1,248	850,382
*	NDFOS Co., Ltd.	3,492	11,942
	NeoPharm Co., Ltd.	1,312	34,660
*	Neowiz	1,979	47,139
	NEOWIZ HOLDINGS Corp.	920	12,484
	NEPES Corp.	3,106	90,016
*	Netmarble Corp.	1,287	138,446
	Nexen Corp.	4,007	13,543
	Nexen Tire Corp.	4,735	20,791
	NH Investment & Securities Co., Ltd.	40,221	296,962
*	NHN Corp.	1,803	124,936
	NHN KCP Corp.	4,276	224,637
	Nice Information & Telecommunication, Inc.	1,324	26,393
	NICE Information Service Co., Ltd.	9,469	161,344
	NICE Total Cash Management Co., Ltd.	8,837	46,645
	Nong Shim Holdings Co., Ltd.	454	30,699
	Nong Woo Bio Co., Ltd.	1,061	10,349
	NongShim Co., Ltd.	353	109,521
	NOROO Paint & Coatings Co., Ltd.	2,414	14,923
	NS Shopping Co., Ltd.	3,019	31,958
*	OCI Co., Ltd.	2,146	101,363
	OptoElectronics Solutions Co., Ltd.	1,334	67,468
	OPTRON-TEC, Inc.	9,142	48,772
	Orion Holdings Corp.	5,970	62,416
*	Osstem Implant Co., Ltd.	1,972	61,005
	Ottogi Corp.	182	85,203
	Pan-Pacific Co., Ltd.	4,645	6,909
	Park Systems Corp.	894	44,613
	Partron Co., Ltd.	11,262	106,137
*	Pearl Abyss Corp.	1,324	209,712
	Pharma Research Products Co., Ltd.	898	44,868
*	Pharmicell Co., Ltd.	2,810	53,687
	PI Advanced Materials Co., Ltd.	2,188	62,707
*	PNE Solution Co., Ltd.	1,745	30,636
	POSCO Chemical Co., Ltd.	2,623	167,166
	Posco ICT Co., Ltd.	6,222	22,731

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Posco M-Tech Co., Ltd.	5,805	$22,408
	Power Logics Co., Ltd.	5,517	35,046
	Protec Co., Ltd.	1,501	36,529
	PSK, Inc.	647	16,862
	Pulmuone Co., Ltd.	4,595	68,641
	Pyeong Hwa Automotive Co., Ltd.	1,198	6,373
*	Redrover Co., Ltd.	12,390	1,189
	RFHIC Corp.	1,696	52,010
	S&S Tech Corp.	1,988	73,110
*	S&T Dynamics Co., Ltd.	758	3,208
*	S&T Holdings Co., Ltd.	1,335	17,483
*	S&T Motiv Co., Ltd.	1,920	72,463
	S-1 Corp.	4,188	318,140
	Sajo Industries Co., Ltd.	228	6,422
	Sajodaerim Corp.	1,111	13,330
	Sam Chun Dang Pharm Co., Ltd.	1,418	57,548
	Sam Young Electronics Co., Ltd.	1,482	9,745
	Sam Yung Trading Co., Ltd.	1,958	21,300
*	Sambon Electronics Co., Ltd.	13,460	15,119
*	Sambu Engineering & Construction Co., Ltd.	18,831	11,934
	Samho Development Co., Ltd.	5,403	19,598
	Samick Musical Instruments Co., Ltd.	11,471	14,102
	Samick THK Co., Ltd.	1,425	12,787
	Samjin Pharmaceutical Co., Ltd.	2,982	71,863
	Sammok S-Form Co., Ltd.	1,045	7,017
*	Samsung Biologics Co., Ltd.	296	182,501
	Samsung C&T Corp.	7,221	643,218
	Samsung Card Co., Ltd.	3,276	77,805
	Samsung Electro-Mechanics Co., Ltd.	7,977	943,691
	Samsung Electronics Co., Ltd., GDR	2,910	3,528,938
	Samsung Electronics Co., Ltd.	264,114	12,908,265
	Samsung Electronics Co., Ltd., GDR	3,225	3,889,350
*	Samsung Engineering Co., Ltd.	47,719	478,613
	Samsung Fire & Marine Insurance Co., Ltd.	7,328	1,054,791
*	Samsung Heavy Industries Co., Ltd.	79,082	381,100
	Samsung Life Insurance Co., Ltd.	6,258	249,995
	Samsung SDI Co., Ltd.	1,826	611,311
	Samsung SDS Co., Ltd.	4,178	585,568
	Samsung Securities Co., Ltd.	13,228	322,048
	SAMT Co., Ltd.	10,436	19,227
	Samwha Capacitor Co., Ltd.	256	13,073
	Samyang Corp.	527	28,211
	Samyang Foods Co., Ltd.	544	54,513
	Samyang Tongsang Co., Ltd.	207	9,814
	Sang-A Frontec Co., Ltd.	1,772	71,706
	Sangsangin Co., Ltd.	4,749	22,471
	Sangsin Energy Display Precision Co., Ltd.	2,574	22,778
	SaraminHR Co., Ltd.	1,565	33,017
*	SBS Media Holdings Co., Ltd.	6,667	10,553
*	SBW	54,855	36,853
	Seah Besteel Corp.	2,272	20,911
	SeAH Steel Corp.	130	6,877
	SeAH Steel Holdings Corp.	145	4,885
	Sebang Co., Ltd.	2,031	16,967
	Sebang Global Battery Co., Ltd.	743	18,503
	Seegene, Inc.	2,470	538,922
*	Sejong Telecom, Inc.	33,195	7,599
	Sekonix Co., Ltd.	2,406	9,930
	Seohan Co., Ltd.	13,295	12,578

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seohee Construction Co., Ltd.	15,167	$14,161
	Seojin System Co., Ltd.	1,871	59,825
	Seoul Semiconductor Co., Ltd.	6,391	95,854
	Seoyon E-Hwa Co., Ltd.	2,472	7,484
*	Sewon Cellontech Co., Ltd.	11,381	25,875
	SFA Engineering Corp.	5,176	153,395
*	SFA Semicon Co., Ltd.	18,337	94,903
*	SG Corp.	15,759	8,345
*	Shin Poong Pharmaceutical Co., Ltd.	2,086	120,920
	Shindaeyang Paper Co., Ltd.	456	21,282
	Shinhan Financial Group Co., Ltd.	38,546	967,240
	Shinsegae Engineering & Construction Co., Ltd.	601	11,985
	Shinsegae Food Co., Ltd.	478	21,803
	Shinsegae International, Inc.	489	60,866
	Shinsegae, Inc.	1,541	271,140
*	Shinsung E&G Co., Ltd.	13,700	15,853
	Shinwha Intertek Corp.	4,515	10,329
*	Shinwon Corp.	11,931	16,669
	Shinyoung Securities Co., Ltd.	961	36,133
	SHOWBOX Corp.	4,087	9,676
	Silicon Works Co., Ltd.	2,409	97,583
	Silla Co., Ltd.	817	6,847
	SIMMTECH Co., Ltd.	3,119	50,613
	SIMPAC, Inc.	4,358	8,872
	Sindoh Co., Ltd.	1,876	36,581
	SK Bioland Co., Ltd.	797	19,420
	SK Chemicals Co., Ltd.	1,427	322,879
	SK D&D Co., Ltd.	1,722	48,429
	SK Discovery Co., Ltd.	4,058	165,224
	SK Gas, Ltd.	472	34,136
	SK Hynix, Inc.	48,104	3,368,062
	SK Materials Co., Ltd.	444	91,496
*	SK Rent A Car Co., Ltd.	2,078	16,168
	SK Securities Co., Ltd.	104,448	73,618
	SK Telecom Co., Ltd., Sponsored ADR	3,290	66,754
	SK Telecom Co., Ltd.	270	50,007
	SKC Co., Ltd.	2,772	163,168
*	SKC Solmics Co., Ltd.	6,466	24,528
	SL Corp.	3,157	30,244
*	SM Entertainment Co., Ltd.	2,554	67,175
*	S-MAC Co., Ltd.	41,572	49,390
	S-Oil Corp.	3,379	173,655
	Songwon Industrial Co., Ltd.	3,410	37,137
	Soulbrain Holdings Co., Ltd.	3,921	315,615
	SPC Samlip Co., Ltd.	1,041	57,084
	SPG Co., Ltd.	2,484	13,463
	Spigen Korea Co., Ltd.	385	20,780
*	Ssangyong Motor Co.	4,748	14,696
*	ST Pharm Co., Ltd.	1,487	76,841
*	SundayToz Corp.	1,821	36,650
	Sung Kwang Bend Co., Ltd.	3,027	19,087
	Sungwoo Hitech Co., Ltd.	11,092	27,397
*	Suprema, Inc.	1,181	31,869
*	Synopex, Inc.	18,063	67,762
	Taekwang Industrial Co., Ltd.	109	62,433
*	Taewoong Co., Ltd.	1,299	14,018
	Taeyoung Engineering & Construction Co., Ltd.	6,900	92,942
*	Taihan Electric Wire Co., Ltd.	40,277	27,155
*	Taihan Fiberoptics Co., Ltd.	14,633	46,436

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Taihan Textile Co., Ltd.	153	$4,271
	TechWing, Inc.	1,557	27,978
*	Telcon RF Pharmaceutical, Inc.	5,341	24,748
	Telechips, Inc.	2,858	20,513
	TES Co., Ltd.	818	17,593
*	Theragen Etex Co., Ltd.	1,688	15,142
*	TK Chemical Corp.	10,591	18,310
	TK Corp.	3,643	22,777
*	TOBESOFT Co., Ltd.	4,351	5,570
	Tokai Carbon Korea Co., Ltd.	1,113	87,169
	Tongyang Life Insurance Co., Ltd.	7,227	18,169
	Tongyang, Inc.	55,572	55,755
	Top Engineering Co., Ltd.	3,123	22,203
	Toptec Co., Ltd.	5,471	81,382
	Tovis Co., Ltd.	4,782	29,057
	TS Corp.	733	12,307
	Ubiquoss, Inc.	605	19,026
*	Uni-Chem Co., Ltd.	8,018	9,460
	Unid Co., Ltd.	743	29,953
	Union Semiconductor Equipment & Materials Co., Ltd.	3,544	19,847
	Uniquest Corp.	2,210	21,192
	UniTest, Inc.	4,214	53,467
	UTI, Inc.	1,748	23,728
	Value Added Technology Co., Ltd.	1,700	33,998
*	Viatron Technologies, Inc.	2,400	19,605
*	Vidente Co., Ltd.	4,753	27,023
	Vieworks Co., Ltd.	1,669	50,636
*	VT GMP Co., Ltd.	6,547	47,416
*	Webzen, Inc.	1,970	55,170
	Wemade Co., Ltd.	992	30,880
	Whanin Pharmaceutical Co., Ltd.	3,397	43,784
	Winix, Inc.	1,327	21,370
	WiSoL Co., Ltd.	3,340	44,193
*	Wonik Holdings Co., Ltd.	10,865	45,258
*	WONIK IPS Co., Ltd.	2,983	96,570
	Wonik Materials Co., Ltd.	1,057	25,679
*	Woori Financial Group, Inc., Sponsored ADR	4,929	105,678
	Woori Financial Group, Inc.	21,029	150,404
*	Woori Investment Bank Co., Ltd.	33,322	16,363
*	Woori Technology Investment Co., Ltd.	9,632	21,705
	Woory Industrial Co., Ltd.	676	10,930
*	Woosu AMS Co., Ltd.	5,489	18,107
*	Woowon Development Co., Ltd.	2,373	12,276
	Worldex Industry & Trading Co., Ltd.	2,869	32,271
	Y G-1 Co., Ltd.	3,071	11,721
	Yesco Holdings Co., Ltd.	736	21,079
*	YG Entertainment, Inc.	1,968	67,419
	Yonwoo Co., Ltd.	553	7,682
	Youlchon Chemical Co., Ltd.	1,226	17,015
	Young Poong Corp.	119	52,062
	Young Poong Precision Corp.	1,490	9,199
	Youngone Corp.	4,777	96,902
	Youngone Holdings Co., Ltd.	1,151	33,630
*	Yuanta Securities Korea Co., Ltd.	27,085	65,070
	Yuhan Corp.	2,780	133,689
*	Yuyang DNU Co., Ltd.	6,288	4,829
	Zeus Co., Ltd.	1,058	12,480
TOTAL SOUTH KOREA			84,538,183

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (15.6%)
	Aaeon Technology, Inc.	4,000	$9,811
	Ability Enterprise Co., Ltd.	47,000	19,579
	Ability Opto-Electronics Technology Co., Ltd.	10,200	12,186
	AcBel Polytech, Inc.	111,000	85,392
	Accton Technology Corp.	121,000	947,912
	Acer, Inc.	829,000	572,692
	ACES Electronic Co., Ltd.	24,000	21,478
	Acter Group Corp., Ltd.	7,450	48,802
	Actron Technology Corp.	8,196	22,143
	A-DATA Technology Co., Ltd.	27,000	55,837
	Addcn Technology Co., Ltd.	6,000	43,356
	Advanced Ceramic X Corp.	8,000	111,628
	Advanced International Multitech Co., Ltd.	14,000	14,561
*	Advanced Optoelectronic Technology, Inc.	36,000	28,969
	Advanced Wireless Semiconductor Co.	11,583	38,428
	Advancetek Enterprise Co., Ltd.	56,000	34,074
	Advantech Co., Ltd.	46,194	486,155
#	Aerospace Industrial Development Corp.	85,000	77,325
*	AGV Products Corp.	52,000	12,811
	Airtac International Group	12,000	251,728
	Alchip Technologies, Ltd.	5,000	102,297
*	ALI Corp.	35,632	33,479
	Allied Circuit Co., Ltd.	5,000	22,547
	Allis Electric Co., Ltd.	45,320	38,372
	Alltek Technology Corp.	51,000	32,264
	Alltop Technology Co., Ltd.	16,000	49,236
	Alpha Networks, Inc.	119,772	101,567
	Altek Corp.	72,000	67,359
	Amazing Microelectronic Corp.	10,595	32,594
	Ampire Co., Ltd.	16,000	12,485
	AMPOC Far-East Co., Ltd.	22,000	24,594
*	AmTRAN Technology Co., Ltd.	161,000	51,949
	Anpec Electronics Corp.	16,000	46,045
	Apac Opto Electronics, Inc.	28,000	35,130
	Apacer Technology, Inc.	31,000	45,637
	APCB, Inc.	35,000	24,631
	Apex International Co., Ltd.	23,000	63,139
*	Apex Science & Engineering	30,000	12,706
	Apogee Optocom Co., Ltd.	4,000	18,915
	Arcadyan Technology Corp.	25,805	68,094
	Argosy Research, Inc.	13,000	55,004
	ASE Technology Holding Co., Ltd., ADR	9,375	46,969
#	ASE Technology Holding Co., Ltd.	590,000	1,511,563
	Asia Cement Corp.	75,000	102,236
	Asia Optical Co., Inc.	50,000	118,036
*	Asia Pacific Telecom Co., Ltd.	258,464	64,679
	Asia Polymer Corp.	88,525	51,826
	Asia Tech Image, Inc.	9,000	16,453
	Asia Vital Components Co., Ltd.	60,000	96,827
	ASMedia Technology, Inc.	6,000	379,638
	ASPEED Technology, Inc.	5,000	199,503
	Asustek Computer, Inc.	150,000	1,106,305
	Aten International Co., Ltd.	12,000	34,366
	Audix Corp.	21,000	28,556
	AURAS Technology Co., Ltd.	9,000	69,857
	Aurora Corp.	9,000	26,147
	Avalue Technology, Inc.	10,000	19,966
	AVY Precision Technology, Inc.	23,021	18,624
	Axiomtek Co., Ltd.	20,000	39,098

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Bank of Kaohsiung Co., Ltd.	112,097	$37,891
	Basso Industry Corp.	27,000	35,791
	BenQ Materials Corp.	66,000	40,846
	BES Engineering Corp.	258,000	65,811
	Bin Chuan Enterprise Co., Ltd.	15,000	13,165
	Bionime Corp.	6,000	15,205
*	Biostar Microtech International Corp.	55,000	18,097
	Bioteque Corp.	10,000	53,841
	Bizlink Holding, Inc.	26,000	173,580
*	Boardtek Electronics Corp.	24,000	21,366
	Bright Led Electronics Corp.	27,000	12,885
	Brighton-Best International Taiwan, Inc.	65,000	57,713
	Brogent Technologies, Inc.	5,000	18,367
	Browave Corp.	9,000	19,287
	C Sun Manufacturing, Ltd.	25,000	23,995
*	Cameo Communications, Inc.	38,000	11,593
	Capital Futures Corp.	17,312	22,266
	Capital Securities Corp.	249,060	101,136
	Career Technology MFG. Co., Ltd.	81,480	85,682
	Casetek Holdings, Ltd.	46,000	109,210
	Caswell, Inc.	8,000	40,485
	Catcher Technology Co., Ltd.	103,000	760,517
	Cathay Financial Holding Co., Ltd.	526,658	711,948
	Cathay Real Estate Development Co., Ltd.	190,000	120,948
	Cayman Engley Industrial Co., Ltd.	4,000	9,813
	Celxpert Energy Corp.	11,000	13,235
	Central Reinsurance Co., Ltd.	40,000	25,626
#	Chailease Holding Co., Ltd.	210,272	879,988
	ChainQui Construction Development Co., Ltd.	17,000	12,436
	Chang Hwa Commercial Bank, Ltd.	226,748	146,994
	Chang Wah Electromaterials, Inc.	4,000	24,801
	Chang Wah Technology Co., Ltd.	20,000	21,704
	Channel Well Technology Co., Ltd.	44,000	45,305
	Chaun-Choung Technology Corp.	6,000	51,696
	CHC Healthcare Group	26,000	38,379
	Chen Full International Co., Ltd.	13,000	17,524
	Chenbro Micom Co., Ltd.	20,000	58,161
	Cheng Loong Corp.	254,000	201,268
*	Cheng Mei Materials Technology Corp.	62,000	16,392
	Cheng Shin Rubber Industry Co., Ltd.	31,000	35,959
	Cheng Uei Precision Industry Co., Ltd.	70,000	95,119
	Chia Chang Co., Ltd.	34,000	44,112
	Chicony Electronics Co., Ltd.	160,185	474,459
	Chicony Power Technology Co., Ltd.	24,055	55,560
	Chieftek Precision Co., Ltd.	8,800	24,959
	Chilisin Electronics Corp.	47,979	153,780
*	China Airlines, Ltd.	261,000	71,195
	China Bills Finance Corp.	199,000	99,541
	China Chemical & Pharmaceutical Co., Ltd.	76,000	57,952
	China Development Financial Holding Corp.	1,250,000	368,686
	China Electric Manufacturing Corp.	71,000	26,670
	China General Plastics Corp.	105,687	62,437
	China Life Insurance Co., Ltd.	723,851	502,036
	China Man-Made Fiber Corp.	251,220	53,097
	China Metal Products	34,000	31,247
	China Motor Corp.	59,200	78,333
	China Steel Chemical Corp.	44,000	147,990
	China Steel Corp.	272,000	184,010
	China Wire & Cable Co., Ltd.	21,000	20,497

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ching Feng Home Fashions Co., Ltd.	20,000	$20,831
	Chin-Poon Industrial Co., Ltd.	86,000	75,502
	Chipbond Technology Corp.	122,000	249,070
	ChipMOS Techinologies, Inc.	93,000	101,223
	ChipMOS Technologies, Inc., ADR	2,254	49,112
	Chlitina Holding, Ltd.	16,000	113,682
	Chong Hong Construction Co., Ltd.	27,000	82,507
	Chroma ATE, Inc.	54,000	303,450
	Chun Yuan Steel Industry Co., Ltd.	50,000	16,642
	Chung Hsin Electric & Machinery Manufacturing Corp.	80,000	83,614
	Chung Hung Steel Corp.	144,000	39,791
	Chung Hwa Food Industrial Co., Ltd.	5,000	15,084
*	Chung Hwa Pulp Corp.	38,000	10,795
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	5,627	207,524
	Chunghwa Telecom Co., Ltd.	74,000	276,548
*	Chuwa Wool Industry Co., Taiwan Ltd.	11,000	15,647
	Clevo Co.	108,000	121,358
	CMC Magnetics Corp.	289,827	74,434
	Compal Electronics, Inc.	1,386,000	880,257
#	Compeq Manufacturing Co., Ltd.	111,000	184,000
*	Concord Securities Co., Ltd.	46,350	16,203
	Concraft Holding Co., Ltd.	9,454	41,354
	Continental Holdings Corp.	77,000	35,781
	Contrel Technology Co., Ltd.	38,000	18,978
	Coremax Corp.	17,000	34,674
	Coretronic Corp.	128,000	155,265
	Co-Tech Development Corp.	25,000	35,162
	Cowealth Medical Holding Co., Ltd.	9,450	11,177
*	Coxon Precise Industrial Co., Ltd.	18,000	7,509
	Creative Sensor, Inc.	15,000	8,658
*	CSBC Corp. Taiwan	46,750	39,578
	CTBC Financial Holding Co., Ltd.	1,543,000	1,021,841
	CTCI Corp.	93,000	110,848
	Cub Elecparts, Inc.	11,753	48,324
	CviLux Corp.	12,000	12,612
	Cyberlink Corp.	7,000	25,755
	CyberPower Systems, Inc.	8,000	22,183
	CyberTAN Technology, Inc.	73,000	37,753
	Cypress Technology Co., Ltd.	7,000	18,440
	DA CIN Construction Co., Ltd.	73,000	55,329
	Dafeng TV, Ltd.	10,000	13,895
	Darfon Electronics Corp.	38,000	46,473
*	Darwin Precisions Corp.	63,000	25,835
	Daxin Materials Corp.	18,000	54,359
	De Licacy Industrial Co., Ltd.	54,017	33,676
	Delta Electronics, Inc.	143,000	977,471
	Depo Auto Parts Ind Co., Ltd.	22,000	37,827
	Dimerco Data System Corp.	12,000	21,932
	Dimerco Express Corp.	53,000	70,378
	D-Link Corp.	207,000	124,178
	Draytek Corp.	13,000	12,179
	Dyaco International, Inc.	10,000	25,721
*	Dynamic Electronics Co., Ltd.	96,599	58,359
	Dynapack International Technology Corp.	24,000	68,331
	E Ink Holdings, Inc.	87,000	121,525
	E.Sun Financial Holding Co., Ltd.	676,119	625,617
	Eastern Media International Corp.	165,000	87,112
	Eclat Textile Co., Ltd.	12,000	141,837
	Edom Technology Co., Ltd.	25,000	14,305

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	eGalax_eMPIA Technology, Inc.	4,000	$7,908
	Egis Technology, Inc.	24,000	159,424
	Elan Microelectronics Corp.	58,100	312,222
	E-LIFE MALL Corp.	20,000	47,477
	Elite Advanced Laser Corp.	15,600	37,286
	Elite Material Co., Ltd.	61,000	368,645
	Elite Semiconductor Microelectronics Technology, Inc.	54,000	73,777
*	Elitegroup Computer Systems Co., Ltd.	88,000	35,842
	eMemory Technology, Inc.	11,000	205,688
	Emerging Display Technologies Corp.	44,000	28,448
	Ennoconn Corp.	8,124	72,633
	EnTie Commercial Bank Co., Ltd.	103,000	50,165
	Eson Precision Ind. Co., Ltd.	17,000	19,674
	Eternal Materials Co., Ltd.	143,920	152,083
*	Etron Technology, Inc.	115,000	39,009
	Eurocharm Holdings Co., Ltd.	4,000	13,016
*	Everest Textile Co., Ltd.	29,580	9,411
	Evergreen International Storage & Transport Corp.	32,000	14,576
	Everlight Chemical Industrial Corp.	165,000	93,211
	Everlight Electronics Co., Ltd.	87,000	108,088
	Excellence Opto, Inc.	34,000	29,638
	Excelsior Medical Co., Ltd.	29,141	57,429
	Far Eastern Department Stores, Ltd.	192,000	154,348
	Far Eastern International Bank	269,738	101,289
	Far Eastern New Century Corp.	231,000	202,003
	Far EasTone Telecommunications Co., Ltd.	95,000	204,675
	Faraday Technology Corp.	54,000	86,652
	Farglory F T Z Investment Holding Co., Ltd.	25,000	22,642
	Farglory Land Development Co., Ltd.	77,000	111,733
*	Federal Corp.	34,000	26,152
	Feedback Technology Corp.	5,000	13,600
	Feng Hsin Steel Co., Ltd.	32,000	57,600
	Feng TAY Enterprise Co., Ltd.	37,000	221,615
	Firich Enterprises Co., Ltd.	9,000	8,855
	First Financial Holding Co., Ltd.	475,259	382,985
	First Hi-Tec Enterprise Co., Ltd.	13,000	19,578
	First Hotel	33,000	15,443
	First Insurance Co., Ltd. (The)	26,000	11,541
	First Steamship Co., Ltd.	49,000	15,820
	FLEXium Interconnect, Inc.	57,000	275,985
	Flytech Technology Co., Ltd.	26,000	57,454
	FocalTech Systems Co., Ltd.	37,000	46,651
	FOCI Fiber Optic Communications, Inc.	19,000	16,319
	Formosa Advanced Technologies Co., Ltd.	44,000	53,637
	Formosa Chemicals & Fibre Corp.	84,000	193,256
	Formosa International Hotels Corp.	7,000	32,642
	Formosa Laboratories, Inc.	30,634	52,223
	Formosa Oilseed Processing Co., Ltd.	18,000	21,362
	Formosa Petrochemical Corp.	19,000	52,957
	Formosa Plastics Corp.	99,000	265,142
	Formosan Rubber Group, Inc.	59,000	34,789
	Formosan Union Chemical	115,000	54,421
	Fortune Electric Co., Ltd.	28,000	32,132
	Founding Construction & Development Co., Ltd.	21,000	11,508
	Foxconn Technology Co., Ltd.	163,000	301,981
	Foxsemicon Integrated Technology, Inc.	14,150	99,793
	FSP Technology, Inc.	40,000	32,637
	Fubon Financial Holding Co., Ltd.	554,000	788,999
	Fulgent Sun International Holding Co., Ltd.	18,307	67,236

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co., Ltd.	17,000	$10,072
	G Shank Enterprise Co., Ltd.	34,000	23,826
	Gallant Precision Machining Co., Ltd.	30,000	21,462
	Gamania Digital Entertainment Co., Ltd.	17,000	38,619
	GCS Holdings, Inc.	20,000	36,395
	GEM Services, Inc.	12,100	24,575
	Gemtek Technology Corp.	89,000	73,244
	General Interface Solution Holding, Ltd.	55,000	258,370
	General Plastic Industrial Co., Ltd.	24,000	21,864
	Generalplus Technology, Inc.	12,000	12,353
	Genesys Logic, Inc.	14,000	36,763
	Genius Electronic Optical Co., Ltd.	18,634	430,941
*	GeoVision, Inc.	24,000	18,677
	Getac Technology Corp.	85,000	122,056
	Giant Manufacturing Co., Ltd.	63,000	663,398
*	Giantplus Technology Co., Ltd.	35,000	11,663
	Gigabyte Technology Co., Ltd.	88,000	252,115
*	Gigastorage Corp.	24,676	7,404
	Ginko International Co., Ltd.	12,000	56,632
	Global Brands Manufacture, Ltd.	110,000	58,323
	Global Mixed Mode Technology, Inc.	14,000	74,379
	Global PMX Co., Ltd.	4,000	22,635
	Global Unichip Corp.	5,000	49,705
#	Globalwafers Co., Ltd.	27,000	386,498
	Globe Union Industrial Corp.	55,000	23,007
	Gloria Material Technology Corp.	34,000	17,951
	Golden Friends Corp.	6,000	11,501
	Goldsun Building Materials Co., Ltd.	202,000	115,467
	Good Will Instrument Co., Ltd.	13,000	10,168
	Gourmet Master Co., Ltd.	16,208	51,938
	Grand Ocean Retail Group, Ltd.	13,000	10,505
*	Grand Pacific Petrochemical	196,000	92,720
	Grand Plastic Technology Corp.	3,000	38,993
	GrandTech CG Systems, Inc.	11,550	15,856
	Grape King Bio, Ltd.	20,000	127,080
	Great China Metal Industry	55,000	39,053
	Great Taipei Gas Co., Ltd.	84,000	88,180
	Greatek Electronics, Inc.	66,000	117,785
	GTM Holdings Corp.	43,000	33,561
	Hannstar Board Corp.	63,314	90,373
	Harvatek Corp.	22,000	11,128
	Hey Song Corp.	64,000	69,292
	Hi-Clearance, Inc.	5,000	18,360
#	Highlight Tech Corp.	22,833	27,939
#	Highwealth Construction Corp.	144,000	210,342
	HIM International Music, Inc.	5,000	17,812
	Hiroca Holdings, Ltd.	23,000	42,519
	Hitron Technology, Inc.	12,080	8,819
	Hiwin Technologies Corp.	19,399	204,592
	Ho Tung Chemical Corp.	271,000	72,607
*	Hocheng Corp.	47,000	12,987
	Holtek Semiconductor, Inc.	36,000	89,099
	Holy Stone Enterprise Co., Ltd.	24,000	88,469
	Hon Hai Precision Industry Co., Ltd.	877,600	2,345,498
	Hon Hai Precision Industry Co., Ltd., GDR	4,692	25,207
	Hon Hai Precision Industry Co., Ltd., GDR	7,216	39,039
	Hong Pu Real Estate Development Co., Ltd.	57,000	46,226
	Hong TAI Electric Industrial	70,000	27,032
	Hong YI Fiber Industry Co.	17,000	9,142

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hota Industrial Manufacturing Co., Ltd.	16,000	$51,977
	Hotai Motor Co., Ltd.	31,000	708,998
	Hotron Precision Electronic Industrial Co., Ltd.	13,650	19,573
	Hsin Kuang Steel Co., Ltd.	42,000	38,306
	Hsin Yung Chien Co., Ltd.	4,200	11,370
	Hsing TA Cement Co.	38,000	21,992
	Hu Lane Associate, Inc.	16,000	41,280
	HUA ENG Wire & Cable Co., Ltd.	78,000	22,787
	Hua Nan Financial Holdings Co., Ltd.	475,345	326,018
	Huaku Development Co., Ltd.	46,000	133,453
	Huang Hsiang Construction Corp.	26,000	33,307
	Hung Ching Development & Construction Co., Ltd.	33,000	23,271
	Hung Sheng Construction, Ltd.	128,240	75,301
	Huxen Corp.	10,000	17,236
*	Hwa Fong Rubber Industrial Co., Ltd.	29,000	12,502
	Ibase Technology, Inc.	17,000	25,089
	IBF Financial Holdings Co., Ltd.	415,132	160,864
	Ichia Technologies, Inc.	62,000	33,225
	IEI Integration Corp.	29,220	50,264
	Infortrend Technology, Inc.	56,000	23,941
	Innodisk Corp.	19,249	119,567
	Inpaq Technology Co., Ltd.	11,400	12,919
	Intai Technology Corp.	5,000	19,543
	International CSRC Investment Holdings Co.	193,220	122,083
	International Games System Co., Ltd.	11,000	281,821
	Inventec Corp.	705,000	600,456
	Iron Force Industrial Co., Ltd.	8,000	24,080
	I-Sheng Electric Wire & Cable Co., Ltd.	11,000	16,048
	ITE Technology, Inc.	22,000	53,377
	ITEQ Corp.	24,822	113,341
	Jarllytec Co., Ltd.	18,000	38,141
	Jentech Precision Industrial Co., Ltd.	6,000	65,285
	Jess-Link Products Co., Ltd.	19,000	21,476
	Jih Lin Technology Co., Ltd.	16,000	24,415
	Jih Sun Financial Holdings Co., Ltd.	331,371	119,749
	Jinli Group Holdings, Ltd.	23,391	6,891
	JMC Electronics Co., Ltd.	20,000	36,889
	Johnson Health Tech Co., Ltd.	9,000	20,872
	Jourdeness Group, Ltd.	4,000	10,049
	Kaimei Electronic Corp.	32,000	37,976
	KEE TAI Properties Co., Ltd.	70,000	23,655
	Kenda Rubber Industrial Co., Ltd.	34,000	32,344
	Kenmec Mechanical Engineering Co., Ltd.	22,000	13,444
	Kerry TJ Logistics Co., Ltd.	21,000	28,166
	Kindom Development Co., Ltd.	90,000	108,844
	King Slide Works Co., Ltd.	8,000	92,334
	King's Town Bank Co., Ltd.	184,000	225,394
*	King's Town Construction Co., Ltd.	27,000	32,560
	Kinik Co.	23,000	51,713
*	Kinko Optical Co., Ltd.	23,000	27,426
	Kinpo Electronics	232,000	77,764
	Kinsus Interconnect Technology Corp.	29,000	76,354
	KMC Kuei Meng International, Inc.	10,250	61,002
	KS Terminals, Inc.	30,000	42,672
	Kung Long Batteries Industrial Co., Ltd.	12,000	61,725
*	Kung Sing Engineering Corp.	67,000	22,984
	Kuo Toong International Co., Ltd.	68,248	36,707
	Kuoyang Construction Co., Ltd.	40,000	38,287
	Kwong Lung Enterprise Co., Ltd.	16,000	23,601

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KYE Systems Corp.	18,000	$5,150
	L&K Engineering Co., Ltd.	45,000	50,488
	La Kaffa International Co., Ltd.	6,000	26,874
	Land Mark Optoelectronics Corp.	13,000	116,531
	Lanner Electronics, Inc.	23,720	46,402
	Largan Precision Co., Ltd.	9,000	1,174,396
*	Lealea Enterprise Co., Ltd.	145,000	36,377
	Lelon Electronics Corp.	18,000	28,636
	Lemtech Holdings Co., Ltd.	3,599	14,348
*	Lextar Electronics Corp.	28,000	23,058
	Li Cheng Enterprise Co., Ltd.	9,756	10,408
	Li Peng Enterprise Co., Ltd.	126,000	26,083
	Lian HWA Food Corp.	11,025	15,841
	Lida Holdings, Ltd.	10,000	11,149
	Lien Hwa Industrial Holdings Corp.	90,340	144,752
	Lifestyle Global Enterprise, Inc.	6,000	10,966
*	Lingsen Precision Industries, Ltd.	125,000	46,072
	Lite-On Semiconductor Corp.	11,000	15,184
	Lite-On Technology Corp.	368,000	622,578
	Long Bon International Co., Ltd.	16,000	7,560
	Long Da Construction & Development Corp.	40,000	21,590
	Longchen Paper & Packaging Co., Ltd.	152,035	76,280
	Longwell Co.	29,000	53,725
	Lotes Co., Ltd.	15,256	234,383
*	Lotus Pharmaceutical Co., Ltd.	18,000	47,946
	Lumax International Corp., Ltd.	20,000	45,873
	Lung Yen Life Service Corp.	10,000	20,080
	Macauto Industrial Co., Ltd.	5,000	12,399
	Machvision, Inc.	8,159	77,181
	Macroblock, Inc.	5,000	15,936
	Makalot Industrial Co., Ltd.	46,750	288,329
	Marketech International Corp.	21,000	84,102
	Materials Analysis Technology, Inc.	8,000	25,656
	Mechema Chemicals International Corp.	13,000	28,976
	MediaTek, Inc.	76,000	1,814,732
	Mega Financial Holding Co., Ltd.	320,000	353,265
	Meiloon Industrial Co.	17,000	12,515
	Mercuries & Associates Holding, Ltd.	90,200	90,875
*	Mercuries Life Insurance Co., Ltd.	284,877	92,104
	Merida Industry Co., Ltd.	24,000	221,448
	Merry Electronics Co., Ltd.	32,193	174,862
*	Microbio Co., Ltd.	70,000	174,775
	Micro-Star International Co., Ltd.	99,000	440,430
	Mildef Crete, Inc.	14,000	20,990
*	MIN AIK Technology Co., Ltd.	20,000	9,287
	Mirle Automation Corp.	39,000	59,823
	Mitac Holdings Corp.	238,073	240,252
	momo.com, Inc.	11,000	244,142
*	Motech Industries, Inc.	87,000	26,834
	MPI Corp.	17,000	87,153
	Nak Sealing Technologies Corp.	10,000	21,865
	Nan Kang Rubber Tire Co., Ltd.	9,000	13,912
	Nan Ya Plastics Corp.	213,000	444,172
	Nantex Industry Co., Ltd.	45,200	54,970
	Nanya Technology Corp.	149,000	308,326
	National Aerospace Fasteners Corp.	7,000	12,461
	National Petroleum Co., Ltd.	12,000	18,650
	Netronix, Inc.	11,000	15,256
*	Newmax Technology Co., Ltd.	7,000	11,013

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nexcom International Co., Ltd.	30,000	$24,140
	Nichidenbo Corp.	36,000	58,336
*	Nien Hsing Textile Co., Ltd.	44,000	23,333
	Nien Made Enterprise Co., Ltd.	5,000	54,898
	Niko Semiconductor Co., Ltd.	15,000	18,810
	Nishoku Technology, Inc.	10,000	26,520
	Novatek Microelectronics Corp.	113,000	1,120,152
	Nuvoton Technology Corp.	19,625	30,963
	O-Bank Co., Ltd.	164,000	38,691
*	Ocean Plastics Co., Ltd.	44,000	49,369
	OptoTech Corp.	89,500	59,529
	Oriental Union Chemical Corp.	130,000	68,599
	O-TA Precision Industry Co., Ltd.	12,000	15,321
	Pacific Construction Co.	33,000	10,307
	Pacific Hospital Supply Co., Ltd.	10,000	31,142
	Pan Jit International, Inc.	36,900	36,915
	Pan-International Industrial Corp.	82,000	50,187
	Panion & BF Biotech, Inc.	6,000	24,053
	Parade Technologies, Ltd.	7,000	304,707
	PChome Online, Inc.	7,000	28,605
	PCL Technologies, Inc.	7,432	32,952
	P-Duke Technology Co., Ltd.	11,000	24,817
	Pegatron Corp.	308,000	646,139
	Pharmally International Holding Co., Ltd.	11,410	51,122
*	Phihong Technology Co., Ltd.	38,000	11,609
	Phison Electronics Corp.	43,000	431,411
	Pixart Imaging, Inc.	9,000	61,264
	Planet Technology Corp.	17,000	39,882
	Plastron Precision Co., Ltd.	19,000	9,308
	Plotech Co., Ltd.	38,000	24,553
	Polytronics Technology Corp.	9,000	22,809
	Posiflex Technology, Inc.	3,000	8,579
#	Pou Chen Corp.	242,000	219,394
	Power Wind Health Industry, Inc.	3,150	18,897
	Powertech Technology, Inc.	106,000	354,111
	Poya International Co., Ltd.	6,000	125,992
	President Chain Store Corp.	71,000	678,202
	President Securities Corp.	156,000	87,355
	Primax Electronics, Ltd.	95,000	135,912
	Prince Housing & Development Corp.	199,000	66,444
	Pro Hawk Corp.	3,000	16,594
	Promate Electronic Co., Ltd.	27,000	30,144
	Prosperity Dielectrics Co., Ltd.	21,000	35,912
	Qisda Corp.	342,000	195,258
	QST International Corp.	6,000	8,959
	Qualipoly Chemical Corp.	32,000	27,711
	Quang Viet Enterprise Co., Ltd.	10,000	44,405
	Quanta Computer, Inc.	338,000	944,362
	Quanta Storage, Inc.	39,000	43,475
	Radiant Opto-Electronics Corp.	95,000	406,164
	Radium Life Tech Co., Ltd.	67,000	22,296
	Rafael Microelectronics, Inc.	3,000	14,575
	Realtek Semiconductor Corp.	116,000	1,479,948
	Rechi Precision Co., Ltd.	86,000	56,376
	Rexon Industrial Corp., Ltd.	28,000	77,030
	Rich Development Co., Ltd.	177,000	55,539
*	Ritek Corp.	326,000	59,769
*	Roo Hsing Co., Ltd.	86,000	42,083
	Ruentex Development Co., Ltd.	190,400	330,062

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ruentex Engineering & Construction Co.	12,000	$24,226
#	Ruentex Industries, Ltd.	77,600	169,970
	Samebest Co., Ltd.	3,150	5,643
	Sampo Corp.	77,800	61,170
	San Fang Chemical Industry Co., Ltd.	50,000	34,744
	San Far Property, Ltd.	29,350	17,722
	San Shing Fastech Corp.	15,000	23,299
	Sanyang Motor Co., Ltd.	82,000	58,455
	SCI Pharmtech, Inc.	7,000	29,302
	Scientech Corp.	10,000	19,856
	SDI Corp.	22,000	34,306
	Senao International Co., Ltd.	13,000	12,453
	Senao Networks, Inc.	7,000	23,270
	Sercomm Corp.	44,000	118,703
	Shan-Loong Transportation Co., Ltd.	13,000	13,103
	Sharehope Medicine Co., Ltd.	22,000	29,471
	ShenMao Technology, Inc.	16,000	11,181
	Shih Her Technologies, Inc.	11,000	19,140
*	Shih Wei Navigation Co., Ltd.	31,000	6,180
	Shihlin Electric & Engineering Corp.	49,000	76,231
*	Shin Kong Financial Holding Co., Ltd.	2,456,271	713,791
	Shin Zu Shing Co., Ltd.	21,000	110,506
*	Shining Building Business Co., Ltd.	102,206	32,917
	Shinkong Insurance Co., Ltd.	45,000	52,651
	Shinkong Synthetic Fibers Corp.	310,000	117,991
	Shiny Chemical Industrial Co., Ltd.	16,800	65,077
*	Shuttle, Inc.	77,000	24,887
	Sigurd Microelectronics Corp.	93,438	139,038
	Silergy Corp.	8,000	479,924
	Silicon Power Computer & Communications, Inc.	21,000	21,126
#	Simplo Technology Co., Ltd.	33,000	366,794
	Sinbon Electronics Co., Ltd.	45,000	267,508
	Sinher Technology, Inc.	11,000	15,826
	Sinmag Equipment Corp.	11,000	29,290
	Sino-American Silicon Products, Inc.	111,000	370,566
	Sinon Corp.	104,000	69,940
	SinoPac Financial Holdings Co., Ltd.	488,080	177,420
	Sinopower Semiconductor, Inc.	6,000	18,433
	Sinyi Realty Co.	31,965	31,448
	Sirtec International Co., Ltd.	25,200	22,867
	Sitronix Technology Corp.	31,000	159,088
	Siward Crystal Technology Co., Ltd.	43,000	33,626
	Soft-World International Corp.	14,000	48,318
#*	Solar Applied Materials Technology Co.	133,000	196,528
	Solomon Technology Corp.	17,000	11,144
	Solteam, Inc.	11,000	11,330
	Sonix Technology Co., Ltd.	22,000	39,841
*	Speed Tech Corp.	13,000	38,887
	Spirox Corp.	9,000	9,236
	Sporton International, Inc.	15,050	127,927
	St Shine Optical Co., Ltd.	9,000	95,172
	Standard Chemical & Pharmaceutical Co., Ltd.	20,000	28,463
	Standard Foods Corp.	89,000	186,191
	Stark Technology, Inc.	18,000	40,069
	Sun Yad Construction Co., Ltd.	27,000	11,670
*	Sunko INK Co., Ltd.	35,000	11,919
	SunMax Biotechnology Co., Ltd.	6,000	15,515
	Sunny Friend Environmental Technology Co., Ltd.	5,000	44,427
	Sunonwealth Electric Machine Industry Co., Ltd.	40,000	75,692

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunplus Technology Co., Ltd.	80,000	$33,638
	Sunrex Technology Corp.	18,000	28,564
	Sunspring Metal Corp.	14,000	10,944
	Supreme Electronics Co., Ltd.	88,000	89,173
	Swancor Holding Co., Ltd.	9,000	32,254
	Sweeten Real Estate Development Co., Ltd.	38,700	29,109
	Syncmold Enterprise Corp.	24,500	66,373
	Synnex Technology International Corp.	338,000	504,874
	Sysage Technology Co., Ltd.	18,000	25,906
	Systex Corp.	10,000	27,667
	T3EX Global Holdings Corp.	22,000	21,839
	TA Chen Stainless Pipe	154,948	123,170
	Ta Liang Technology Co., Ltd.	9,000	13,385
	Ta Ya Electric Wire & Cable	84,960	32,545
	TA-I Technology Co., Ltd.	9,750	24,200
	Taichung Commercial Bank Co., Ltd.	501,728	200,389
	TaiDoc Technology Corp.	9,000	77,544
	Taiflex Scientific Co., Ltd.	28,000	49,067
	Taimide Tech, Inc.	13,000	20,544
	Tainan Enterprises Co., Ltd.	15,000	9,400
	Tainan Spinning Co., Ltd.	225,000	84,470
	Tai-Saw Technology Co., Ltd.	28,000	26,691
	Taishin Financial Holding Co., Ltd.	413,427	188,414
	Taita Chemical Co., Ltd.	57,680	31,500
	Taiwan Business Bank	525,585	181,307
	Taiwan Cement Corp.	262,283	402,870
	Taiwan Chinsan Electronic Industrial Co., Ltd.	24,000	28,897
	Taiwan Cogeneration Corp.	59,000	79,220
	Taiwan Cooperative Financial Holding Co., Ltd.	449,692	328,451
	Taiwan Fertilizer Co., Ltd.	63,000	120,103
	Taiwan Fire & Marine Insurance Co., Ltd.	56,000	37,553
	Taiwan FU Hsing Industrial Co., Ltd.	31,000	41,405
*	Taiwan Glass Industry Corp.	132,000	45,550
	Taiwan High Speed Rail Corp.	104,000	118,398
	Taiwan Hon Chuan Enterprise Co., Ltd.	51,000	93,148
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	55,000	42,187
*	Taiwan Land Development Corp.	51,000	12,103
	Taiwan Mobile Co., Ltd.	84,000	300,979
	Taiwan Optical Platform Co., Ltd.	3,030	12,609
	Taiwan Paiho, Ltd.	69,000	152,102
	Taiwan PCB Techvest Co., Ltd.	55,000	69,149
	Taiwan Sakura Corp.	19,000	32,716
	Taiwan Sanyo Electric Co., Ltd.	17,000	20,150
	Taiwan Secom Co., Ltd.	65,000	190,829
	Taiwan Semiconductor Co., Ltd.	32,000	40,700
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	98,219	7,748,497
	Taiwan Semiconductor Manufacturing Co., Ltd.	443,000	6,447,244
	Taiwan Shin Kong Security Co., Ltd.	50,000	64,150
	Taiwan Styrene Monomer	82,000	41,330
	Taiwan Surface Mounting Technology Corp.	59,000	271,391
	Taiwan Taxi Co., Ltd.	6,000	18,714
	Taiwan TEA Corp.	130,000	73,908
	Taiwan Union Technology Corp.	30,000	139,040
*	Tatung Co., Ltd.	296,000	161,480
	TCI Co., Ltd.	22,877	221,037
	Te Chang Construction Co., Ltd.	12,000	11,584
	Teco Electric and Machinery Co., Ltd.	392,000	364,355
	Tehmag Foods Corp.	4,000	29,617
	Tera Autotech Corp.	21,000	19,936

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Test Research, Inc.	30,000	$55,437
	Test-Rite International Co., Ltd.	34,000	25,314
	Thinking Electronic Industrial Co., Ltd.	17,000	56,457
	Thye Ming Industrial Co., Ltd.	15,000	15,476
*	Ton Yi Industrial Corp.	218,000	67,469
	Tong Hsing Electronic Industries, Ltd.	22,341	107,236
	Tong Yang Industry Co., Ltd.	51,000	60,209
	Tong-Tai Machine & Tool Co., Ltd.	22,000	9,433
	TOPBI International Holdings, Ltd.	18,191	24,707
	Topco Scientific Co., Ltd.	24,000	95,081
	Topco Technologies Corp.	13,000	27,894
	Topkey Corp.	11,000	60,163
	Topoint Technology Co., Ltd.	17,000	12,876
	Toung Loong Textile Manufacturing	13,000	12,002
*	TPK Holding Co., Ltd.	68,000	120,666
	Trade-Van Information Services Co.	10,000	16,208
	Transcend Information, Inc.	29,000	65,199
	Tsann Kuen Enterprise Co., Ltd.	19,000	12,166
	TSC Auto ID Technology Co., Ltd.	6,300	37,404
	TSRC Corp.	81,000	42,761
	Ttet Union Corp.	7,000	28,327
	TTFB Co., Ltd.	2,000	15,834
	TTY Biopharm Co., Ltd.	31,000	74,380
	Tung Ho Steel Enterprise Corp.	95,000	76,489
*	Tung Thih Electronic Co., Ltd.	5,000	12,610
	TURVO International Co., Ltd.	10,000	22,148
	TXC Corp.	49,000	125,760
	TYC Brother Industrial Co., Ltd.	22,000	16,723
*	Tycoons Group Enterprise	64,000	9,727
	Tyntek Corp.	45,000	20,791
	Ultra Chip, Inc.	14,000	11,690
	Union Bank Of Taiwan	237,150	84,206
	Uni-President Enterprises Corp.	571,000	1,393,613
	Unitech Computer Co., Ltd.	18,000	16,840
#	Unitech Printed Circuit Board Corp.	126,540	109,398
	United Integrated Services Co., Ltd.	36,000	252,632
	United Orthopedic Corp.	15,000	17,491
*	United Renewable Energy Co., Ltd.	495,448	152,777
*	Unity Opto Technology Co., Ltd.	140,000	14,767
	Univacco Technology, Inc.	15,000	11,507
	Universal Microwave Technology, Inc.	8,000	22,079
*	Unizyx Holding Corp.	87,000	50,598
	UPC Technology Corp.	220,169	70,642
	USI Corp.	263,320	103,368
	Utechzone Co., Ltd.	9,000	15,508
	Ve Wong Corp.	13,000	13,362
	VHQ Media Holdings, Ltd.	5,000	10,357
	Victory New Materials, Ltd. Co.	25,000	9,090
	Visual Photonics Epitaxy Co., Ltd.	25,000	73,910
	Vivotek, Inc.	8,000	20,072
	Voltronic Power Technology Corp.	12,300	374,744
	Wafer Works Corp.	79,000	100,330
	Wah Hong Industrial Corp.	13,000	10,764
	Wah Lee Industrial Corp.	39,000	72,824
	Walsin Lihwa Corp.	605,000	295,994
	Walsin Technology Corp.	57,000	341,503
*	Walton Advanced Engineering, Inc.	31,000	10,235
*	We & Win Development Co., Ltd.	30,000	10,102
	Wei Chuan Foods Corp.	40,000	27,457

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co., Ltd.	68,945	$40,035
	Well Shin Technology Co., Ltd.	10,000	15,458
	Weltrend Semiconductor	19,000	19,303
	Wholetech System Hitech, Ltd.	8,000	7,588
	Win Semiconductors Corp.	4,000	43,135
#	Winbond Electronics Corp.	392,000	175,390
	Winmate, Inc.	7,000	14,711
	Winstek Semiconductor Co., Ltd.	12,000	9,766
	Wisdom Marine Lines Co., Ltd.	91,102	67,257
	Wistron Corp.	591,436	692,981
	Wistron NeWeb Corp.	58,340	128,301
	Wowprime Corp.	8,000	19,483
	WPG Holdings, Ltd.	471,400	641,257
	WT Microelectronics Co., Ltd.	124,000	177,745
	WUS Printed Circuit Co., Ltd.	34,200	37,512
	XAC Automation Corp.	12,000	10,038
*	XinTec, Inc.	14,000	59,947
	X-Legend Entertainment Co., Ltd.	8,000	17,487
	Xxentria Technology Materials Corp.	23,000	39,824
	Yageo Corp.	36,396	483,292
	YC INOX Co., Ltd.	20,000	15,814
	YCC Parts Manufacturing Co., Ltd.	13,000	19,749
*	Yea Shin International Development Co., Ltd.	48,000	24,452
	Yem Chio Co., Ltd.	115,164	45,431
	Yeong Guan Energy Technology Group Co., Ltd.	8,000	25,458
	YFC-Boneagle Electric Co., Ltd.	16,000	10,452
	YFY, Inc.	145,000	67,680
	Yi Jinn Industrial Co., Ltd.	29,000	13,074
	Yieh Phui Enterprise Co., Ltd.	351,756	99,649
	Yonyu Plastics Co., Ltd.	23,000	25,663
	Young Fast Optoelectronics Co., Ltd.	17,000	13,677
*	Young Optics, Inc.	9,000	19,235
	Youngtek Electronics Corp.	16,000	37,662
	Yuanta Financial Holding Co., Ltd.	1,445,000	889,078
	Yulon Finance Corp.	34,600	124,156
*	Yulon Motor Co., Ltd.	315,000	255,204
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	5,000	12,089
	YungShin Global Holding Corp.	24,000	37,445
	Yungtay Engineering Co., Ltd.	12,000	22,540
	Zeng Hsing Industrial Co., Ltd.	9,000	40,730
	Zenitron Corp.	34,000	21,590
	Zero One Technology Co., Ltd.	23,000	33,781
	Zhen Ding Technology Holding, Ltd.	64,000	295,046
*	Zig Sheng Industrial Co., Ltd.	49,000	11,395
*	Zinwell Corp.	72,000	45,855
	Zippy Technology Corp.	30,000	34,174
	ZongTai Real Estate Development Co., Ltd.	31,000	38,505
TOTAL TAIWAN			91,690,030
THAILAND — (2.2%)
	AAPICO Hitech PCL	31,000	8,401
	Advanced Info Service PCL	54,300	322,152
	Advanced Information Technology PCL, Class F	55,600	30,668
	After You PCL	38,600	10,584
	Airports of Thailand PCL	211,400	349,141
	Amata Corp. PCL	36,300	17,462
	Amata VN PCL, Class F	28,900	5,005
	Ananda Development PCL	243,100	11,382
	AP Thailand PCL	506,100	99,816

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Plus Group Holdings PCL	356,300	$19,767
	Asia Sermkij Leasing PCL	26,300	14,338
	Bangchak Corp. PCL	344,000	214,017
	Bangkok Aviation Fuel Services PCL	44,700	29,530
	Bangkok Bank PCL	5,100	16,274
	Bangkok Chain Hospital PCL	143,700	69,125
	Bangkok Dusit Medical Services PCL, Class F	360,300	255,356
	Bangkok Expressway & Metro PCL	774,700	219,870
	Bangkok Insurance PCL	8,900	81,058
	Bangkok Land PCL	1,245,200	41,929
	Bangkok Life Assurance PCL	16,100	8,364
	Beauty Community PCL	868,400	38,989
*	BEC World PCL	510,500	74,981
	Berli Jucker PCL	101,000	119,843
	BTS Group Holdings PCL	198,400	66,807
	Bumrungrad Hospital PCL	53,700	197,183
	Cal-Comp Electronics Thailand PCL, Class F	768,000	46,549
	Carabao Group PCL, Class F	34,500	134,426
*	Central Plaza Hotel PCL	54,600	39,222
*	Central Retail Corp. PCL	12,350	11,684
	CH Karnchang PCL	237,200	139,205
	Chularat Hospital PCL, Class F	475,500	35,378
	CIMB Thai Bank PCL	636,000	11,830
*	COL PCL	47,600	24,119
	Com7 PCL, Class F	99,400	121,929
*	Country Group Development PCL	681,000	13,103
*	CP ALL PCL	381,400	834,781
	Delta Electronics Thailand PCL	46,800	170,346
	Dhipaya Insurance PCL	104,400	97,093
	Do Day Dream PCL	27,700	13,147
	Dynasty Ceramic PCL	707,100	54,876
	Eastern Polymer Group PCL, Class F	207,800	32,520
	Eastern Water Resources Development and Management PCL, Class F	156,600	49,718
*	Ekachai Medical Care PCL	71,900	9,592
	Energy Absolute PCL	185,600	281,235
*	Esso Thailand PCL	182,400	44,456
	Forth Corp. PCL	56,400	11,033
	Forth Smart Service PCL	159,400	32,971
	Fortune Parts Industry PCL, Class F	117,400	5,647
	Global Green Chemicals PCL, Class F	118,300	34,903
*	Group Lease PCL	168,800	17,647
	Gunkul Engineering PCL	272,600	23,429
	Haad Thip PCL	21,600	12,261
	Hana Microelectronics PCL	127,600	148,336
	Home Product Center PCL	653,700	327,033
	Humanica PCL	46,300	12,175
	Ichitan Group PCL	87,300	24,777
	Indorama Ventures PCL	244,000	195,623
*	Interlink Communication PCL	112,600	14,805
	Intouch Holdings PCL	11,700	21,293
	Intouch Holdings PCL, Class F	37,500	68,247
	IRPC PCL	2,163,500	176,230
	Jasmine International PCL	716,700	79,065
	Jubilee Enterprise PCL	41,000	22,484
	Karmarts PCL	361,500	32,229
	Kasikornbank PCL	8,500	22,216
	Kasikornbank PCL	28,200	73,253
	KCE Electronics PCL	116,700	104,790
	KGI Securities Thailand PCL	365,600	39,863

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Khon Kaen Sugar Industry PCL	439,200	$28,170
	Kiatnakin Bank PCL	49,500	61,513
	Krung Thai Bank PCL	192,900	60,934
	Krungthai Card PCL	190,500	187,858
	Lalin Property PCL	95,800	13,641
	Land & Houses PCL	1,064,500	252,619
	LH Financial Group PCL	1,435,700	45,581
*	Loxley PCL	724,500	35,548
	LPN Development PCL	262,800	41,128
	Major Cineplex Group PCL	161,400	74,017
	MBK PCL	64,300	24,332
	MCS Steel PCL	31,200	13,408
	Mega Lifesciences PCL	85,000	91,999
*	Minor International PCL	412,204	240,587
	MK Restaurants Group PCL	86,000	135,829
*	Mono Technology PCL, Class F	305,000	26,018
*	Muangthai Capital PCL	113,500	181,993
	Namyong Terminal PCL	77,900	7,245
	Netbay PCL	24,000	23,090
	Noble Development PCL	7,700	2,692
*	Nusasiri PCL	743,300	7,866
	Origin Property PCL, Class F	284,600	60,238
	Osotspa PCL	116,200	158,374
	Plan B Media Pcl, Class F	598,000	102,599
	Platinum Group PCL (The), Class F	293,100	23,687
	Polyplex Thailand PCL	65,500	49,153
	Power Solution Technologies PCL, Class F	178,060	9,479
*	Precious Shipping PCL	78,200	13,417
	Premier Marketing PCL	111,900	23,684
	Prima Marine PCL	75,300	22,337
*	Principal Capital PCL	118,400	10,859
	Property Perfect PCL	933,900	11,980
	Pruksa Holding PCL	189,000	68,490
	PTG Energy PCL	204,300	123,828
	PTT Global Chemical PCL	253,100	381,486
	Pylon PCL	55,700	9,110
	Quality Houses PCL	1,926,900	131,004
*	Raimon Land PCL	281,100	5,950
	Rajthanee Hospital PCL	31,400	21,751
	Ratchthani Leasing PCL	375,825	42,666
*	Regional Container Lines PCL	78,200	7,072
	Rojana Industrial Park PCL	192,400	26,532
	RS PCL	65,000	38,355
	S 11 Group PCL	62,700	10,054
	Sabina PCL	24,600	13,806
	Saha Pathana Inter-Holding PCL	9,200	18,071
	Sahamitr Pressure Container PCL	71,900	26,286
	Saha-Union PCL	15,700	16,867
	Samart Corp. PCL	156,200	25,046
	Samart Telcoms PCL	76,700	13,528
	Sansiri PCL	2,978,300	67,813
	Sappe PCL	57,200	32,285
	SC Asset Corp. PCL	380,300	27,807
	SEAFCO PCL	93,390	20,815
	Sena Development PCL	108,700	9,412
	Siam Cement PCL (The)	9,700	118,829
	Siam Commercial Bank PCL (The)	62,100	133,431
	Siam Future Development PCL	326,920	44,872
	Siam Global House PCL	322,620	196,578

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Siam Wellness Group PCL, Class F	75,450	$13,187
	Siamgas & Petrochemicals PCL	126,700	36,162
	Singha Estate PCL	706,700	36,941
	Sino-Thai Engineering & Construction PCL	131,000	62,176
	SNC Former PCL	27,900	8,053
	Somboon Advance Technology PCL	78,200	26,583
	SPCG PCL	110,800	65,736
*	Sri Trang Agro-Industry PCL	195,400	158,225
*	Srisawad Corp. PCL	148,020	227,851
	Srivichai Vejvivat PCL	64,300	13,713
	Star Petroleum Refining PCL	513,100	114,360
	STP & I PCL	338,500	45,810
	Supalai PCL	306,500	161,199
	Super Energy Corp. PCL	5,567,600	158,908
	Susco PCL	107,600	8,006
	SVI PCL	89,600	10,114
	Syntec Construction PCL	213,300	10,534
	Taokaenoi Food & Marketing PCL, Class F	110,400	32,926
	Tapaco PCL	26,600	3,344
	Thai Nakarin Hospital PCL	18,000	19,193
	Thai Oil PCL	255,900	344,674
	Thai President Foods PCL, Class F	7,500	46,901
	Thai Solar Energy PCL, Class F	419,940	38,516
	Thai Stanley Electric PCL, Class F	9,200	47,058
	Thai Union Group PCL, Class F	299,700	128,790
	Thai Vegetable Oil PCL	80,400	75,417
	Thai Wah PCL, Class F	70,400	8,760
	Thaicom PCL	129,600	22,443
	Thanachart Capital PCL	32,400	36,107
	Thitikorn PCL	37,600	8,923
	Tipco Asphalt PCL	142,400	127,867
	Tisco Financial Group PCL	34,200	71,290
	TKS Technologies PCL	78,800	14,152
	TMB Bank PCL	2,794,099	85,124
	TOA Paint Thailand PCL	143,500	178,325
	Total Access Communication PCL	99,500	117,265
	TQM Corp. PCL	23,600	101,037
	True Corp. PCL	1,627,100	175,324
	TTCL PCL	66,100	6,063
	TTW PCL	290,800	124,965
*	U City PCL, Class F	613,500	28,725
	Union Auction PCL	46,200	10,149
	Unique Engineering & Construction PCL	112,900	18,465
	United Paper PCL	83,200	31,218
	Univentures PCL	72,900	6,967
	VGI PCL	248,300	52,554
	Vinythai PCL	90,500	69,074
	WHA Corp. PCL	786,200	81,185
	WHA Utilities and Power PCL	172,400	24,326
	Workpoint Entertainment PCL	24,500	7,778
TOTAL THAILAND			12,963,643
TURKEY — (0.7%)
*	Akbank T.A.S.	225,939	169,947
	Aksigorta A.S.	31,990	34,722
	Alkim Alkali Kimya A.S.	15,773	30,111
	Anadolu Anonim Turk Sigorta Sirketi	31,009	28,381
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	15,877	43,979
	Anadolu Hayat Emeklilik A.S.	19,654	22,812

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Arcelik A.S.	39,236	$129,961
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	31,988	161,162
	AvivaSA Emeklilik ve Hayat A.S., Class A	7,786	15,241
	Aygaz A.S.	5,453	9,893
*	Bagfas Bandirma Gubre Fabrikalari A.S.	10,150	24,600
*	Bera Holding A.S.	88,411	104,532
	BIM Birlesik Magazalar A.S.	37,399	381,820
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	5,695	11,202
	Borusan Yatirim ve Pazarlama A.S.	1,401	18,293
	Coca-Cola Icecek A.S.	21,042	135,330
	Dogan Sirketler Grubu Holding A.S.	285,890	86,361
	Dogus Otomotiv Servis ve Ticaret A.S.	8,999	21,990
	EGE Endustri VE Ticaret A.S.	224	23,280
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	34,460	31,100
	Enerjisa Enerji A.S.	62,066	73,560
	Enka Insaat ve Sanayi A.S.	21,713	20,263
	Eregli Demir ve Celik Fabrikalari TAS	80,503	87,930
	Ford Otomotiv Sanayi A.S.	7,423	87,951
*	Goodyear Lastikleri TAS	25,809	20,287
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	66,706	54,320
	GSD Holding A.S.	82,090	30,286
*	Gubre Fabrikalari TAS	9,564	40,186
	Hektas Ticaret TAS	30,218	64,105
*	Ihlas Holding A.S.	150,261	19,573
	Is Yatirim Menkul Degerler A.S., Class A	42,746	48,028
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	31,320	19,896
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	78,533	33,597
*	Kerevitas Gida Sanayi ve Ticaret A.S.	56,162	43,128
	Kordsa Teknik Tekstil A.S.	11,564	19,740
*	Koza Altin Isletmeleri A.S.	10,774	133,682
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	50,496	103,219
*	Logo Yazilim Sanayi Ve Ticaret A.S.	3,395	44,171
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	5,232	30,975
*	Migros Ticaret A.S.	7,362	47,422
*	MLP Saglik Hizmetleri A.S.	10,490	26,502
	Otokar Otomotiv Ve Savunma Sanayi A.S.	2,650	63,961
#*	Petkim Petrokimya Holding A.S.	185,941	104,079
	Polisan Holding A.S.	70,525	33,382
*	Reysas Tasimacilik ve Lojistik Ticaret A.S.	18,682	13,859
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	46,327	45,049
	Sasa Polyester Sanayi A.S.	18,111	35,094
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	47,676	58,023
	TAV Havalimanlari Holding A.S.	18,058	43,064
	Tekfen Holding A.S.	27,917	60,959
	Tofas Turk Otomobil Fabrikasi A.S.	28,574	103,962
*	Tupras Turkiye Petrol Rafinerileri A.S.	9,691	114,844
*	Turcas Petrol A.S.	41,899	21,724
	Turk Traktor ve Ziraat Makineleri A.S.	3,310	51,337
	Turkcell Iletisim Hizmetleri A.S.	73,602	156,235
*	Turkiye Garanti Bankasi A.S.	91,149	91,622
*	Turkiye Halk Bankasi A.S.	130,977	103,743
*	Turkiye Is Bankasi A.S., Class C	72,061	49,604
*	Turkiye Sinai Kalkinma Bankasi A.S.	640,671	104,045
*	Turkiye Vakiflar Bankasi TAO, Class D	95,174	61,638
*	Ulker Biskuvi Sanayi A.S.	20,543	76,406
*	Vestel Elektronik Sanayi ve Ticaret A.S.	17,643	44,288
*	Yapi ve Kredi Bankasi A.S.	264,665	81,192
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	23,522	30,362
TOTAL TURKEY			4,082,010

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	187,646	$259,438
	Abu Dhabi Islamic Bank PJSC	245,395	248,916
	Aldar Properties PJSC	366,292	174,035
*	Amlak Finance PJSC	29,743	2,744
	Aramex PJSC	221,379	195,965
*	DAMAC Properties Dubai Co. PJSC	126,832	31,378
*	Deyaar Development PJSC	573,951	42,441
	Dubai Financial Market PJSC	170,754	37,625
	Dubai Investments PJSC	156,147	49,243
	Dubai Islamic Bank PJSC	335,302	342,716
*	DXB Entertainments PJSC	565,089	18,822
	Emirates Telecommunications Group Co. PJSC	137,314	620,862
*	Eshraq Investments PJSC	250,000	23,329
	First Abu Dhabi Bank PJSC	198,878	603,084
*	International Holdings Co. PJSC	6,187	55,700
	National Central Cooling Co. PJSC	18,365	9,806
	RAK Properties PJSC	397,886	40,622
	Ras Al Khaimah Ceramics	41,028	14,674
TOTAL UNITED ARAB EMIRATES			2,771,400
TOTAL COMMON STOCKS			573,199,028
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Alpargatas SA	16,525	99,659
	Banco ABC Brasil SA	23,516	63,382
	Banco Bradesco SA	142,802	614,290
	Banco do Estado do Rio Grande do Sul SA, Class B	32,700	89,389
	Braskem SA, Class A	6,300	27,535
	Centrais Eletricas Brasileiras SA, Class B	11,500	84,764
	Centrais Eletricas Santa Catarina	3,500	36,298
	Cia de Saneamento do Parana	86,031	99,941
	Cia Energetica de Minas Gerais	103,648	238,429
	Cia Energetica de Sao Paulo, Class B	44,800	274,818
	Cia Energetica do Ceara, Class A	2,900	36,969
	Cia Paranaense de Energia	22,954	292,087
*	Eucatex SA Industria e Comercio	11,300	13,647
	Gerdau SA	100,700	336,854
	Grazziotin SA	2,000	9,796
	Itau Unibanco Holding SA	300,300	1,547,971
	Lojas Americanas SA	146,465	957,425
	Marcopolo SA	123,254	70,410
	Randon SA Implementos e Participacoes	36,200	81,539
	Schulz SA	4,400	10,164
	Telefonica Brasil SA	9,700	97,901
	Unipar Carbocloro SA	8,700	45,613
TOTAL BRAZIL			5,128,881
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	7,515	10,225
	Embotelladora Andina SA, Class B	52,275	131,195
	Sociedad Quimica y Minera de Chile SA, Class B	5,402	164,473
TOTAL CHILE			305,893
COLOMBIA — (0.0%)
	Banco Davivienda SA	2,031	15,016
	Bancolombia SA	1,625	11,535

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo Aval Acciones y Valores SA	442,029	$103,018
	Grupo de Inversiones Suramericana SA	12,363	54,049
TOTAL COLOMBIA			183,618
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	96	2,758
TOTAL PREFERRED STOCKS			5,621,150
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	B2W Cia Digital. Rights 08/25/20	888	1,192
*	CVC Brasil Operadora e Agencia de Viagens SA Rights 08/13/20	2,046	6,354
*	IRB Brasil Resseguros SA 08/12/20	37,789	7,244
TOTAL BRAZIL			14,790
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	29,130	0
CHINA — (0.0%)
*	China Merchants Securities Co., Ltd. Rights 08/11/20	11,340	1,712
*	Legend Holdings Corp. Rights 05/23/19	515	0
TOTAL CHINA			1,712
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	563	117
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	63,663	62,333
TOTAL INDIA			62,450
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	9,050	14,506
SOUTH KOREA — (0.0%)
*	Jejuair Co., Ltd. Rights 08/06/20	457	978
*	Jejuair Co., Ltd. Rights 08/10/20	146	1,893
*	SBW, Inc. Rights 08/10/20	39,365	7,732
TOTAL SOUTH KOREA			10,603
TAIWAN — (0.0%)
*	OK Biotech Co., Ltd.08/07/20	3,273	140
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	866	1,301
TOTAL TAIWAN			1,441
THAILAND — (0.0%)
*	Tapaco PCL Rights 03/18/22	13,300	136
TOTAL RIGHTS/WARRANTS			105,638
TOTAL INVESTMENT SECURITIES (Cost $534,000,649)			578,925,816

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	638,375	$7,386,641
TOTAL INVESTMENTS — (100.0%)
(Cost $541,385,912)^^			$586,312,457
As of July 31, 2020, Emerging Markets Sustainability Core 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	19	09/18/20	$3,105,892	$3,100,325	$(5,567)
Total Futures Contracts			$3,105,892	$3,100,325	$(5,567)
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$29,582,845	—	—	$29,582,845
Chile	4,113,949	—	—	4,113,949
China	47,892,734	$166,864,932	—	214,757,666
Colombia	891,077	—	—	891,077
Czech Republic	—	364,787	—	364,787
Egypt	211,707	—	—	211,707
Greece	—	1,339,256	—	1,339,256
Hungary	—	1,116,397	—	1,116,397
India	4,868,353	50,254,764	—	55,123,117
Indonesia	231,722	6,485,699	—	6,717,421
Malaysia	—	11,779,729	—	11,779,729
Mexico	10,163,643	—	—	10,163,643
Peru	620,234	—	—	620,234
Philippines	104,152	3,201,011	—	3,305,163
Poland	—	4,681,321	—	4,681,321
Qatar	—	3,979,620	—	3,979,620
Russia	1,976,160	699,075	—	2,675,235
Saudi Arabia	15,342	8,612,684	—	8,628,026
South Africa	2,303,167	14,799,402	—	17,102,569
South Korea	4,117,848	80,420,335	—	84,538,183
Taiwan	8,091,141	83,598,889	—	91,690,030
Thailand	12,963,643	—	—	12,963,643
Turkey	—	4,082,010	—	4,082,010
United Arab Emirates	—	2,771,400	—	2,771,400
Preferred Stocks
Brazil	5,128,881	—	—	5,128,881
Chile	305,893	—	—	305,893
Colombia	183,618	—	—	183,618
South Korea	—	2,758	—	2,758
Rights/Warrants
Brazil	—	14,790	—	14,790
China	—	1,712	—	1,712
India	—	62,450	—	62,450
South Africa	—	14,506	—	14,506
South Korea	—	10,603	—	10,603

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	—	$1,441	—	$1,441
Thailand	—	136	—	136
Securities Lending Collateral	—	7,386,641	—	7,386,641
Futures Contracts**	$(5,567)	—	—	(5,567)
TOTAL	$133,760,542	$452,546,348	—	$586,306,890
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.0%)
BELGIUM — (0.1%)
	Titan Cement International SA	6,902	$91,550
BRAZIL — (4.7%)
	Alliar Medicos A Frente SA	11,400	24,826
*	Anima Holding SA	7,300	40,219
	BK Brasil Operacao e Assessoria a Restaurantes SA	9,371	18,934
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,600	38,701
*	BRF SA	94,894	376,553
	Camil Alimentos SA	21,849	51,559
	Cia Brasileira de Distribuicao, ADR	15,559	212,069
	Cia Brasileira de Distribuicao	11,367	154,711
	Cia de Locacao das Americas	76,602	280,913
	Cia Hering	8,900	25,250
	Cia Siderurgica Nacional SA	7,185	16,873
	Cielo SA	216,800	223,177
	Cogna Educacao	259,962	412,626
	Construtora Tenda SA	14,400	92,226
	Cosan SA	37,681	652,991
	CSU Cardsystem SA	9,700	25,586
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,203	11,580
	Direcional Engenharia SA	16,400	50,836
	Duratex SA	77,679	239,743
*	Embraer SA	74,866	109,216
*	Embraer SA, Sponsored ADR	4,209	24,328
	Enauta Participacoes SA	16,500	34,667
*	Eucatex SA Industria e Comercio	1,700	7,707
	Even Construtora e Incorporadora SA	15,400	43,633
	Ez Tec Empreendimentos e Participacoes SA	5,023	39,642
*	Gafisa SA	8,699	9,672
*	Gafisa SA	5,558	6,094
	Gerdau SA, Sponsored ADR	107,773	359,962
	Grendene SA	45,300	66,171
	Guararapes Confeccoes SA	28,900	98,890
*	Helbor Empreendimentos SA	81,179	46,374
	Hypera SA	90,300	625,248
	Iguatemi Empresa de Shopping Centers SA	4,500	28,942
	Industrias Romi SA	5,500	13,812
	Iochpe-Maxion SA	29,700	73,160
	JHSF Participacoes SA	68,458	120,996
	Kepler Weber SA	2,200	18,430
	Klabin SA	19,671	77,906
	M Dias Branco SA	19,568	146,595
	Mahle-Metal Leve SA	6,800	23,790
	Marcopolo SA	24,600	13,016
*	Marisa Lojas SA	16,603	25,971
*	Mills Estruturas e Servicos de Engenharia SA	50,500	74,154
	Movida Participacoes SA	25,489	81,355
	MRV Engenharia e Participacoes SA	53,300	195,563
*	Petro Rio SA	14,500	110,045
	Petrobras Distribuidora SA	26,872	116,934
	Porto Seguro SA	14,593	151,146
	Positivo Tecnologia SA	10,900	10,949
	Sao Carlos Empreendimentos e Participacoes SA	4,400	33,064
	Sao Martinho SA	43,100	176,893
	Ser Educacional SA	11,100	33,258

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	SLC Agricola SA	22,300	$99,177
	Smiles Fidelidade SA	7,800	22,832
	Sul America SA	82,071	797,654
*	Tecnisa SA	11,730	25,702
	Tegma Gestao Logistica SA	8,500	42,512
*	Tupy SA	20,800	72,569
	Ultrapar Participacoes SA	167,470	608,042
	Unipar Carbocloro SA	1,283	7,504
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	39,828
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	15,010	31,680
*	Vulcabras Azaleia SA	13,400	13,280
TOTAL BRAZIL			7,707,736
CANADA — (0.0%)
	Atlas Corp.	10,471	74,449
CHILE — (0.6%)
*	CAP SA	15,391	115,883
	Cencosud SA	96,227	167,653
	Cia Pesquera Camanchaca SA	101,696	7,583
*	Cia Sud Americana de Vapores SA	2,108,793	54,735
	Empresa Nacional de Telecomunicaciones SA	23,235	165,677
	Grupo Security SA	193,814	38,913
	Inversiones La Construccion SA	4,350	30,741
	Itau CorpBanca Chile SA	15,925,805	56,356
	Itau CorpBanca Chile SA, ADR	1,200	6,180
*	Masisa SA	355,430	6,197
	PAZ Corp. SA	24,759	20,277
	Ripley Corp. SA	132,151	45,211
	Salfacorp SA	59,339	34,644
	Sigdo Koppers SA	56,342	65,864
	Sociedad Matriz SAAM SA	630,242	45,787
	Socovesa SA	51,869	14,522
	SONDA SA	44,528	35,878
TOTAL CHILE			912,101
CHINA — (28.2%)
	361 Degrees International, Ltd.	154,000	21,676
	AAG Energy Holdings, Ltd.	78,000	10,779
	Aerospace CH UAV Co., Ltd.	5,700	19,168
	Agile Group Holdings, Ltd.	252,000	319,770
	Air China, Ltd., Class H	220,000	136,695
	Ajisen China Holdings, Ltd.	105,000	16,797
*	Aluminum Corp. of China, Ltd., Class H	1,108,000	285,801
	AMVIG Holdings, Ltd.	180,000	31,140
	Angang Steel Co., Ltd., Class H	442,600	124,159
*	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	23,800	31,627
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	21,800	29,296
*	Anton Oilfield Services Group	702,000	40,902
	APT Satellite Holdings, Ltd.	118,000	36,569
	Asia Cement China Holdings Corp.	115,000	130,286
	AviChina Industry & Technology Co., Ltd., Class H	582,000	346,514
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	31,400	30,520
	BAIC Motor Corp., Ltd., Class H	448,000	218,473
	BAIOO Family Interactive, Ltd.	134,000	20,414
	Bank of Changsha Co., Ltd., Class A	18,100	22,140
	Bank of Chongqing Co., Ltd., Class H	69,500	36,323

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Guiyang Co., Ltd., Class A	38,500	$42,125
	Bank of Tianjin Co., Ltd., Class H	49,000	19,725
	Bank of Zhengzhou Co., Ltd., Class H	119,900	28,791
*	Baoye Group Co., Ltd., Class H	50,000	42,350
	BBMG Corp., Class H	637,000	139,849
	Beijing Capital Co., Ltd., Class A	75,200	35,570
	Beijing Capital Development Co., Ltd., Class A	16,400	15,856
	Beijing Capital International Airport Co., Ltd., Class H	458,000	301,714
	Beijing Capital Land, Ltd., Class H	319,000	61,802
*	Beijing Enterprises Clean Energy Group, Ltd.	1,640,000	10,160
	Beijing Enterprises Holdings, Ltd.	99,500	348,204
*	Beijing Enterprises Medical & Health Group, Ltd.	768,000	10,995
	Beijing Enterprises Water Group, Ltd.	832,000	353,591
*	Beijing Gas Blue Sky Holdings, Ltd.	776,000	14,522
*	Beijing Jetsen Technology Co., Ltd., Class A	31,300	23,164
	Beijing North Star Co., Ltd., Class H	232,000	50,026
	Beijing Orient Landscape & Environment Co., Ltd., Class A	20,500	14,902
	Beijing Originwater Technology Co., Ltd., Class A	36,800	45,229
	Beijing Yanjing Brewery Co., Ltd., Class A	14,600	16,025
	Better Life Commercial Chain Share Co., Ltd., Class A	17,600	35,198
	Binhai Investment Co., Ltd.	64,000	9,770
*	Bitauto Holdings, Ltd., ADR	5,497	87,292
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	20,100	22,015
*	Bohai Leasing Co., Ltd., Class A	71,897	31,645
	Brilliance China Automotive Holdings, Ltd.	270,000	275,711
	BTG Hotels Group Co., Ltd., Class A	6,200	15,703
	C C Land Holdings, Ltd.	243,000	54,561
*	Capital Environment Holdings, Ltd.	618,000	10,461
#*	CAR, Inc.	135,000	40,931
*	CCOOP Group Co., Ltd., Class A	54,100	33,743
	CECEP Solar Energy Co., Ltd., Class A	43,300	30,236
	Central China Real Estate, Ltd.	188,000	92,706
	Central China Securities Co., Ltd., Class H	91,000	18,688
*	CGN New Energy Holdings Co., Ltd.	310,000	56,022
*	Changshouhua Food Co., Ltd.	31,000	10,895
	Chanjet Information Technology Co., Ltd., Class H	8,800	14,927
	Chaowei Power Holdings, Ltd.	99,000	52,471
	Cheetah Mobile, Inc., ADR	12,011	29,787
#	China Aerospace International Holdings, Ltd.	194,000	12,268
*	China Aerospace Times Electronics Co., Ltd., Class A	17,600	18,732
	China Aircraft Leasing Group Holdings, Ltd.	51,500	39,633
	China Aoyuan Group, Ltd.	294,000	370,761
	China BlueChemical, Ltd., Class H	456,000	67,151
	China Cinda Asset Management Co., Ltd., Class H	1,848,000	348,509
	China Coal Energy Co., Ltd., Class H	549,000	136,061
	China Communications Construction Co., Ltd., Class H	163,000	94,951
	China Communications Services Corp., Ltd., Class H	552,000	357,849
	China Conch Venture Holdings, Ltd.	87,500	376,399
	China Development Bank Financial Leasing Co., Ltd., Class H	220,000	29,267
#*	China Dili Group	334,200	86,216
	China Dongxiang Group Co., Ltd.	768,000	97,116
	China Eastern Airlines Corp., Ltd., ADR	1,223	21,672
	China Eastern Airlines Corp., Ltd., Class H	346,000	123,002
	China Electronics Optics Valley Union Holding Co., Ltd.	468,000	29,612
	China Energy Engineering Corp., Ltd., Class H	362,000	38,324
	China Everbright Greentech Ltd.	108,000	47,380
	China Everbright, Ltd.	228,000	365,366
	China Film Co., Ltd., Class A	21,400	44,581
*	China Financial Services Holdings, Ltd.	212,000	4,266

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Foods, Ltd.	212,000	$75,815
	China Galaxy Securities Co., Ltd., Class H	647,000	387,016
	China Harmony Auto Holding, Ltd.	156,500	70,529
	China High Speed Transmission Equipment Group Co., Ltd.	97,000	59,163
	China Hongqiao Group, Ltd.	340,500	195,559
	China Huarong Asset Management Co., Ltd., Class H	2,730,000	310,295
*	China International Capital Corp., Ltd., Class H	328,400	776,655
	China International Marine Containers Group Co., Ltd., Class H	113,580	108,470
	China Jinmao Holdings Group, Ltd.	1,102,000	750,366
	China Lesso Group Holdings, Ltd.	137,000	265,054
	China Lilang, Ltd.	100,000	53,703
	China Machinery Engineering Corp., Class H	179,000	43,461
#	China Maple Leaf Educational Systems, Ltd.	392,000	135,812
	China Meheco Co., Ltd., Class A	10,900	25,398
	China Merchants Land, Ltd.	332,000	55,281
	China Merchants Port Holdings Co., Ltd.	388,000	443,932
*	China Modern Dairy Holdings, Ltd.	644,000	89,068
	China Molybdenum Co., Ltd., Class H	720,000	292,447
	China National Accord Medicines Corp., Ltd., Class A	4,000	28,538
	China National Building Material Co., Ltd., Class H	998,000	1,549,878
	China National Medicines Corp., Ltd., Class A	4,800	30,248
*	China Oceanwide Holdings, Ltd.	220,000	4,836
*	China Oil & Gas Group, Ltd.	1,080,000	32,117
	China Oilfield Services, Ltd., Class H	428,000	333,943
	China Oriental Group Co., Ltd.	184,000	53,280
	China Overseas Grand Oceans Group, Ltd.	359,000	217,092
	China Railway Construction Corp., Ltd., Class H	18,500	14,797
	China Railway Hi-tech Industry Co., Ltd., Class A	22,100	30,094
	China Railway Signal & Communication Corp., Ltd., Class H	286,000	124,422
*	China Rare Earth Holdings, Ltd.	348,000	20,894
	China Reinsurance Group Corp., Class H	1,125,000	123,427
	China Resources Cement Holdings, Ltd.	382,000	522,994
	China Resources Medical Holdings Co., Ltd.	161,000	115,003
	China Resources Pharmaceutical Group, Ltd.	413,500	234,860
*	China Ruifeng Renewable Energy Holdings, Ltd.	420,000	14,762
	China Sanjiang Fine Chemicals Co., Ltd.	149,000	51,968
	China SCE Group Holdings, Ltd.	513,000	236,484
*	China Shanshui Cement Group, Ltd.	272,000	76,579
*	China Shengmu Organic Milk, Ltd.	453,000	23,690
	China Shineway Pharmaceutical Group, Ltd.	66,000	44,155
*	China Silver Group, Ltd.	142,000	18,330
*	China Singyes Solar Technologies Holdings, Ltd.	344,000	27,564
	China South City Holdings, Ltd.	790,000	80,582
	China South Publishing & Media Group Co., Ltd., Class A	13,300	20,335
#*	China Southern Airlines Co., Ltd., Class H	506,000	234,784
	China State Construction International Holdings, Ltd.	466,000	275,744
*	China Sunshine Paper Holdings Co., Ltd.	71,500	15,623
	China Taiping Insurance Holdings Co., Ltd.	453,200	804,153
#*	China Tianrui Group Cement Co., Ltd.	72,000	79,000
*	China Tianying, Inc., Class A	14,600	10,859
	China Traditional Chinese Medicine Holdings Co., Ltd.	576,000	294,589
	China Travel International Investment Hong Kong, Ltd.	654,000	97,090
	China Unicom Hong Kong, Ltd.	636,000	353,760
	China Vast Industrial Urban Development Co., Ltd.	64,000	26,009
	China XLX Fertiliser, Ltd.	71,000	20,074
	China Yongda Automobiles Services Holdings, Ltd.	204,500	210,999
	China ZhengTong Auto Services Holdings, Ltd.	247,500	35,820
	China Zheshang Bank Co., Ltd., Class H	22,000	10,085
	China Zhongwang Holdings, Ltd.	360,400	76,275

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chinasoft International, Ltd.	354,000	$270,013
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	11,600	21,061
	Chongqing Department Store Co., Ltd., Class A	2,400	11,103
	Chongqing Machinery & Electric Co., Ltd., Class H	126,000	8,058
	Chongqing Rural Commercial Bank Co., Ltd., Class H	585,000	237,132
	CIFI Holdings Group Co., Ltd.	484,129	435,195
	CIMC Enric Holdings, Ltd.	136,000	59,024
	CIMC-TianDa Holdings Co., Ltd.	350,000	8,680
	Cinda Real Estate Co., Ltd., Class A	18,100	12,454
*	CITIC Resources Holdings, Ltd.	674,000	27,812
*	Citychamp Watch & Jewellery Group, Ltd.	204,000	41,063
	COFCO Biotechnology Co., Ltd., Class A	10,200	11,671
#	Colour Life Services Group Co., Ltd.	116,194	59,060
	Concord New Energy Group, Ltd.	1,220,000	57,464
	Consun Pharmaceutical Group, Ltd.	112,000	43,002
*	Coolpad Group, Ltd.	524,000	12,474
	COSCO SHIPPING Development Co., Ltd., Class H	819,000	81,357
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	322,000	143,719
*	COSCO SHIPPING Holdings Co., Ltd., Class H	590,500	222,520
	COSCO SHIPPING International Hong Kong Co., Ltd.	116,000	32,353
	COSCO SHIPPING Ports, Ltd.	495,869	258,626
*	Cosmo Lady China Holdings Co., Ltd.	142,000	9,158
	CP Pokphand Co., Ltd.	1,182,000	112,950
	CPMC Holdings, Ltd.	127,000	58,413
	CSG Holding Co., Ltd., Class A	15,400	13,326
	Dalian Port PDA Co., Ltd., Class H	396,000	35,780
	Dawnrays Pharmaceutical Holdings, Ltd.	155,000	17,837
	Dexin China Holdings Co., Ltd.	57,000	21,393
*	Differ Group Holding Co., Ltd.	328,000	26,672
	Digital China Holdings, Ltd.	115,000	96,753
	Dongfang Electric Corp., Ltd., Class H	69,800	39,824
	Dongfeng Motor Group Co., Ltd., Class H	510,000	365,100
	Dongjiang Environmental Co., Ltd., Class H	39,800	24,851
	Dongyue Group, Ltd.	322,000	141,878
#	EEKA Fashion Holdings, Ltd.	16,000	19,531
	ENN Ecological Holdings Co., Ltd., Class A	7,500	12,838
	Everbright Securities Co., Ltd., Class H	65,200	72,955
*	Fang Holdings, Ltd., ADR	961	12,550
*	Fangda Carbon New Material Co., Ltd., Class A	21,800	21,406
	Fantasia Holdings Group Co., Ltd.	346,500	71,562
	Far East Horizon, Ltd.	435,000	358,875
	Financial Street Holdings Co., Ltd., Class A	23,300	23,031
	Fosun International, Ltd.	652,500	744,026
	Fufeng Group, Ltd.	375,000	136,147
#*	Fullshare Holdings, Ltd.	1,812,500	34,413
#*	GCL-Poly Energy Holdings, Ltd.	3,025,000	93,763
	GEM Co., Ltd., Class A	47,300	36,268
	Gemdale Properties & Investment Corp., Ltd.	1,074,000	190,105
	Genertec Universal Medical Group Co., Ltd.	263,500	168,859
	Genimous Technology Co., Ltd., Class A	13,600	16,216
*	Glorious Property Holdings, Ltd.	294,000	11,380
	Golden Eagle Retail Group, Ltd.	63,000	61,994
	Goldlion Holdings, Ltd.	43,000	8,155
*	GOME Retail Holdings, Ltd.	544,000	78,648
*	Grand Baoxin Auto Group, Ltd.	82,500	13,530
	Grandjoy Holdings Group Co., Ltd., Class A	27,200	21,368
	Great Wall Motor Co., Ltd., Class H	813,500	794,168
	Greattown Holdings, Ltd., Class A	33,900	28,703
	Greatview Aseptic Packaging Co., Ltd.	194,000	73,615

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Greenland Hong Kong Holdings, Ltd.	175,000	$56,537
	Greentown China Holdings, Ltd.	173,000	201,674
	Guangdong Tapai Group Co., Ltd., Class A	17,100	38,377
*	Guanghui Energy Co., Ltd., Class A	33,461	14,099
	Guangshen Railway Co., Ltd., Class H	384,000	72,869
	Guangzhou Automobile Group Co., Ltd., Class H	148,000	141,455
	Guangzhou R&F Properties Co., Ltd., Class H	238,800	275,615
*	Guolian Securities Co., Ltd., Class H	32,000	14,435
*	Guorui Properties, Ltd.	215,000	31,940
	Guoyuan Securities Co., Ltd., Class A	22,300	33,251
*	Haichang Ocean Park Holdings, Ltd.	249,000	15,443
	Haier Electronics Group Co., Ltd.	17,000	58,895
*	Hainan Meilan International Airport Co., Ltd., Class H	23,000	139,105
	Haitian International Holdings, Ltd.	102,000	234,690
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	6,900	18,251
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	34,100	22,999
	Harbin Bank Co., Ltd., Class H	451,000	69,913
*	Harbin Electric Co., Ltd., Class H	164,000	59,521
#*	HC Group, Inc.	68,500	10,605
	Henan Pinggao Electric Co., Ltd., Class A	18,300	21,822
	Hengdeli Holdings, Ltd.	392,000	16,729
*	Hesteel Co., Ltd., Class A	83,100	26,816
*	Hi Sun Technology China, Ltd.	390,000	49,314
	Hisense Home Appliances Group Co., Ltd., Class H	77,000	83,618
	HKC Holdings, Ltd.	15,000	8,779
	Holitech Technology Co., Ltd., Class A	22,900	17,255
*	Honghua Group, Ltd.	763,000	27,605
	Honworld Group, Ltd.	46,500	16,930
	Hopson Development Holdings, Ltd.	118,000	154,691
#*	Hua Hong Semiconductor, Ltd.	115,000	506,313
	Huafa Industrial Co., Ltd. Zhuhai, Class A	15,200	15,439
	Huafu Fashion Co., Ltd., Class A	18,000	14,612
	Huapont Life Sciences Co., Ltd., Class A	18,200	14,614
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	52,600	43,280
	Hubei Kaile Science & Technology Co., Ltd., Class A	14,600	29,812
	Huishang Bank Corp., Ltd., Class H	31,000	10,206
	Hunan Valin Steel Co., Ltd., Class A	99,700	63,987
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	19,300	32,367
*	Hytera Communications Corp Ltd, Class A	29,500	39,456
	Inner Mongolia First Machinery Group Co., Ltd., Class A	7,200	11,225
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	58,500	62,695
	Inner Mongolia Yitai Coal Co., Ltd., Class H	16,900	10,128
*	Inspur International, Ltd.	84,000	26,038
	Jiangnan Group, Ltd.	422,000	19,618
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	24,900	26,575
	Jiangsu Eastern Shenghong Co., Ltd., Class A	16,600	13,963
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	27,100	23,879
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	39,500	24,740
	Jiangxi Copper Co., Ltd., Class H	220,000	262,952
	Jiayuan International Group, Ltd.	174,168	82,030
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	9,100	22,650
	Jinduicheng Molybdenum Co., Ltd., Class A	12,800	12,228
	Jingrui Holdings, Ltd.	117,000	30,911
*	JinkoSolar Holding Co., Ltd., ADR	9,125	174,744
	Joy City Property, Ltd.	576,000	44,620
*	JOYY, Inc., ADR	8,665	691,640
	Ju Teng International Holdings, Ltd.	256,000	89,708
	Juneyao Airlines Co., Ltd., Class A	14,900	19,883

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kaisa Group Holdings, Ltd.	441,000	$195,987
*	Kangda International Environmental Co., Ltd.	63,000	5,932
#*	Kasen International Holdings, Ltd.	181,000	23,151
	Kinetic Mines and Energy, Ltd.	256,000	9,928
	Kingboard Holdings, Ltd.	158,500	463,558
	Kingboard Laminates Holdings, Ltd.	188,000	211,495
	Kunlun Energy Co., Ltd.	936,000	784,155
	KWG Group Holdings, Ltd.	329,000	586,822
	Launch Tech Co., Ltd., Class H	3,500	1,491
#	Lee & Man Chemical Co., Ltd.	34,000	12,640
	Lee & Man Paper Manufacturing, Ltd.	316,000	195,345
	Lee's Pharmaceutical Holdings, Ltd.	36,500	28,823
	Legend Holdings Corp., Class H	98,300	127,863
#*	LexinFintech Holdings, Ltd., ADR	11,115	94,589
	Leyard Optoelectronic Co., Ltd., Class A	25,000	25,751
*	Lianhua Supermarket Holdings Co., Ltd., Class H	54,000	10,353
	Liaoning Cheng Da Co., Ltd., Class A	22,400	89,744
*	Lifestyle China Group, Ltd.	55,500	11,476
	Long Yuan Construction Group Co., Ltd., Class A	8,300	10,142
	Lonking Holdings, Ltd.	511,000	168,325
	Luxi Chemical Group Co., Ltd., Class A	9,900	15,972
	Luye Pharma Group, Ltd.	289,500	182,981
	LVGEM China Real Estate Investment Co., Ltd.	164,000	51,628
	Metallurgical Corp. of China, Ltd., Class H	614,000	103,870
	Minmetals Land, Ltd.	338,000	41,908
	Minth Group, Ltd.	156,000	464,276
	MLS Co., Ltd., Class A	10,800	27,511
*	MMG, Ltd.	464,000	122,579
	Modern Land China Co., Ltd.	78,000	10,084
*	Nanjing Sample Technology Co., Ltd., Class H	36,000	10,229
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	15,500	38,384
	NetDragon Websoft Holdings, Ltd.	500	1,429
*	New World Department Store China, Ltd.	54,000	8,783
	Nexteer Automotive Group, Ltd.	243,000	154,070
	Nine Dragons Paper Holdings, Ltd.	436,000	457,945
	Ningbo Huaxiang Electronic Co., Ltd., Class A	4,600	10,846
	Ningbo Joyson Electronic Corp., Class A	9,600	30,915
	Northeast Securities Co., Ltd., Class A	18,100	29,091
	Oceanwide Holdings Co., Ltd., Class A	21,500	12,970
	Offshore Oil Engineering Co., Ltd., Class A	53,041	36,595
*	Orient Group, Inc., Class A	37,500	28,121
	Orient Securities Co., Ltd., Class H	116,000	78,115
	Pacific Online, Ltd.	84,000	12,769
*	Panda Green Energy Group, Ltd.	1,042,000	40,331
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,000	21,777
	PAX Global Technology, Ltd.	157,000	73,108
*	Phoenix Media Investment Holdings, Ltd.	272,000	15,820
	Poly Property Group Co., Ltd.	497,000	156,530
*	Pou Sheng International Holdings, Ltd.	480,000	104,924
	Powerlong Real Estate Holdings, Ltd.	242,000	147,888
*	PW Medtech Group, Ltd.	123,000	24,985
	Qingdao Port International Co., Ltd., Class H	30,000	16,989
	Qingling Motors Co., Ltd., Class H	156,000	28,196
	Qinhuangdao Port Co., Ltd., Class H	55,000	8,654
#*	Qudian, Inc., Sponsored ADR	27,129	43,949
	Rainbow Digital Commercial Co., Ltd., Class A	8,000	12,478
*	Realcan Pharmaceutical Group Co., Ltd., Class A	34,200	32,443
	Red Star Macalline Group Corp., Ltd., Class H	122,980	84,281
	Ronshine China Holdings, Ltd.	152,000	135,642

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sailun Group Co., Ltd., Class A	24,600	$13,982
	Sansteel Minguang Co., Ltd. Fujian, Class A	19,516	19,932
	Sany Heavy Equipment International Holdings Co., Ltd.	115,000	60,210
	Sealand Securities Co., Ltd., Class A	40,400	32,596
	Seazen Group, Ltd.	188,000	178,290
*	Secoo Holding, Ltd., ADR	6,300	16,569
*	Semiconductor Manufacturing International Corp.	87,500	342,602
	Shandong Chenming Paper Holdings, Ltd., Class H	84,000	39,768
	Shandong Linglong Tyre Co., Ltd., Class A	8,800	29,595
	Shandong Nanshan Aluminum Co., Ltd., Class A	139,500	47,402
	Shandong Sun Paper Industry JSC, Ltd., Class A	23,919	43,505
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	20,000	11,520
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	23,000	10,185
	Shanghai AJ Group Co., Ltd., Class A	15,600	19,471
*	Shanghai Electric Group Co., Ltd., Class H	640,000	197,421
	Shanghai Industrial Holdings, Ltd.	116,000	169,248
	Shanghai Industrial Urban Development Group, Ltd.	492,000	54,023
	Shanghai Jin Jiang Capital Co., Ltd., Class H	294,000	50,470
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	10,300	58,217
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	4,900	12,192
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	197,700	351,495
	Shanghai Shimao Co., Ltd., Class A	21,000	13,116
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	8,400	13,232
	Shanghai Tunnel Engineering Co., Ltd., Class A	24,900	21,486
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	13,900	12,696
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	44,500	22,642
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	20,150	12,155
*	Shengjing Bank Co., Ltd., Class H	157,000	143,818
	Shenzhen Airport Co., Ltd., Class A	15,300	21,857
	Shenzhen Gas Corp., Ltd., Class A	10,500	11,725
	Shenzhen International Holdings, Ltd.	253,805	414,195
	Shenzhen Investment, Ltd.	548,068	171,963
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	35,700	23,960
	Shimao Group Holdings, Ltd.	149,500	634,378
	Shougang Fushan Resources Group, Ltd.	594,000	136,020
	Shui On Land, Ltd.	1,000,500	148,537
	Sichuan Languang Development Co., Ltd., Class A	22,200	17,007
	Sihuan Pharmaceutical Holdings Group, Ltd.	968,000	98,873
*	Silver Grant International Holdings Group, Ltd.	324,000	39,756
*	SINA Corp.	10,908	440,138
	Sinochem International Corp., Class A	13,700	11,150
	Sinofert Holdings, Ltd.	692,000	62,552
*	Sinolink Worldwide Holdings, Ltd.	324,000	19,873
	Sinoma Science & Technology Co., Ltd., Class A	16,300	48,582
	Sino-Ocean Group Holding, Ltd.	830,500	200,347
	Sinopec Engineering Group Co., Ltd., Class H	298,000	132,091
	Sinopec Kantons Holdings, Ltd.	296,000	129,038
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	790,000	175,892
	Sinopharm Group Co., Ltd., Class H	350,400	835,101
*	Sinosoft Technology Group, Ltd.	58,000	14,964
	Sinotrans, Ltd., Class H	592,000	123,720
	Sinotruk Hong Kong, Ltd.	174,000	542,994
*	Skyworth Group, Ltd.	346,000	109,378
*	Sogou, Inc., ADR	17,395	149,945
*	SOHO China, Ltd.	309,500	115,047
*	Sou Yu Te Group Co., Ltd., Class A	62,400	25,945
*	SPT Energy Group, Inc.	318,000	11,504
	Sun King Power Electronics Group	28,000	6,287
	Sungrow Power Supply Co., Ltd., Class A	9,900	29,763

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sunshine 100 China Holdings, Ltd.	74,000	$12,835
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	24,461	31,455
	Symphony Holdings, Ltd.	240,000	26,945
*	Tahoe Group Co., Ltd., Class A	37,700	32,086
	Tangshan Jidong Cement Co., Ltd., Class A	7,000	19,219
	Tasly Pharmaceutical Group Co., Ltd., Class A	13,000	32,316
	TBEA Co., Ltd., Class A	26,600	33,283
	TCL Electronics Holdings, Ltd.	176,000	104,353
	Texhong Textile Group, Ltd.	67,500	51,591
	Textainer Group Holdings, Ltd.	3,871	32,518
	Tian An China Investment Co., Ltd.	123,000	65,121
	Tian Di Science & Technology Co., Ltd., Class A	49,300	21,831
#*	Tian Ge Interactive Holdings, Ltd.	124,000	15,809
*	Tian Shan Development Holding, Ltd.	52,000	20,668
	Tiangong International Co., Ltd.	200,000	65,554
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	124,000	40,346
	Tianjin Guangyu Development Co., Ltd., Class A	13,400	15,912
	Tianjin Port Development Holdings, Ltd.	526,000	39,313
#	Tianneng Power International, Ltd.	122,000	283,183
	Tomson Group, Ltd.	80,000	17,024
	Tong Ren Tang Technologies Co., Ltd., Class H	112,000	82,622
*	Tongcheng-Elong Holdings, Ltd.	5,200	9,553
	Tongda Group Holdings, Ltd.	1,260,000	73,278
	Tongkun Group Co., Ltd., Class A	17,700	36,634
	Tongling Nonferrous Metals Group Co., Ltd., Class A	73,000	23,871
	Transfar Zhilian Co., Ltd., Class A	25,000	20,576
	TravelSky Technology, Ltd., Class H	19,000	36,546
*	Trigiant Group, Ltd.	210,000	28,226
*	Trip.com Group Ltd., ADR	23,695	644,504
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	52,300	20,985
*	Tuniu Corp., Sponsored ADR	16,445	16,774
	Wangfujing Group Co., Ltd., Class A	4,400	38,517
	Wasion Holdings, Ltd.	116,000	35,200
	Wasu Media Holding Co., Ltd., Class A	14,000	22,267
	Weifu High-Technology Group Co., Ltd., Class A	12,200	38,528
	Weiqiao Textile Co., Class H	68,500	14,845
	West China Cement, Ltd.	394,000	83,971
	Wolong Electric Group Co., Ltd., Class A	12,900	22,335
	Wuchan Zhongda Group Co., Ltd., Class A	50,940	33,460
	Xiamen C & D, Inc., Class A	34,808	46,739
	Xiamen International Port Co., Ltd., Class H	114,000	11,465
	Xiamen ITG Group Corp., Ltd., Class A	23,400	23,368
	Xinfengming Group Co., Ltd., Class A	7,200	10,946
	Xingda International Holdings, Ltd.	186,534	37,884
	Xinhu Zhongbao Co., Ltd., Class A	71,100	34,725
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	62,000	41,036
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	202,878	204,231
	Xinjiang Tianshan Cement Co., Ltd., Class A	5,300	13,684
*	Xinming China Holdings, Ltd.	36,000	4,733
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	25,483	13,601
	Xinyu Iron & Steel Co., Ltd., Class A	40,200	25,497
	Xinyuan Real Estate Co., Ltd., ADR	13,620	28,874
	Xtep International Holdings, Ltd.	289,755	86,814
*	Xunlei, Ltd., ADR	18,989	70,069
	Yango Group Co., Ltd., Class A	24,800	24,617
	Yanzhou Coal Mining Co., Ltd., Class H	494,000	386,151
*	Yashili International Holdings, Ltd.	83,000	6,322
#*	Yiren Digital, Ltd., Sponsored ADR	20,914	75,081
*	YuanShengTai Dairy Farm, Ltd.	830,000	49,299

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yuexiu Property Co., Ltd.	1,388,000	$254,474
*	Yunnan Aluminium Co., Ltd., Class A	35,500	34,525
*	Yunnan Copper Co., Ltd., Class A	8,200	17,349
*	Yunnan Tin Co., Ltd., Class A	17,600	26,079
	Yuzhou Group Holdings Co., Ltd.	473,513	212,739
	Zhejiang Hailiang Co., Ltd., Class A	21,600	27,504
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	17,500	20,502
	Zhejiang Juhua Co., Ltd., Class A	11,500	12,262
	Zhejiang Medicine Co., Ltd., Class A	8,405	22,638
	Zhejiang Runtu Co., Ltd., Class A	10,300	14,110
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	13,200	34,626
	Zhejiang Semir Garment Co., Ltd., Class A	9,700	10,328
	Zhejiang Yasha Decoration Co., Ltd., Class A	7,600	16,719
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	34,200	15,805
	Zhengzhou Yutong Bus Co., Ltd., Class A	17,684	34,538
	Zhong An Group, Ltd.	490,000	16,754
*	Zhongtian Financial Group Co., Ltd., Class A	60,600	31,185
	Zhongyuan Bank Co., Ltd., Class H	501,000	68,535
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	131,000	460,167
	Zhuzhou Kibing Group Co., Ltd., Class A	19,700	25,720
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	334,400	344,765
TOTAL CHINA			46,282,285
COLOMBIA — (0.2%)
	Cementos Argos SA	40,121	39,336
*	Constructora Conconcreto SA	75,537	7,750
*	Corp. Financiera Colombiana SA	6,690	44,624
	Grupo Argos SA	26,722	73,015
	Grupo de Inversiones Suramericana SA	27,044	140,545
TOTAL COLOMBIA			305,270
GREECE — (0.2%)
*	Alpha Bank AE	63,746	40,087
	Bank of Greece	4,146	64,004
	Mytilineos SA	13,026	121,761
*	Piraeus Bank SA	33,656	46,436
TOTAL GREECE			272,288
HONG KONG — (0.0%)
*	China Agri-Products Exchange, Ltd.	591,408	4,281
	Shoucheng Holdings, Ltd.	72,000	18,134
*	Tongguan Gold Group, Ltd.	2,000	98
	Wharf Holdings, Ltd. (The)	25,000	42,473
TOTAL HONG KONG			64,986
INDIA — (10.6%)
	ACC, Ltd.	8,793	167,522
	Adani Enterprises, Ltd.	18,015	42,568
*	Adani Transmissions, Ltd.	47,956	150,812
*	Aditya Birla Capital, Ltd.	73,935	53,695
	Ahluwalia Contracts India, Ltd.	2,928	8,470
	Allcargo Logistics, Ltd.	7,469	9,347
	Amara Raja Batteries, Ltd.	5,736	54,341
	Ambuja Cements, Ltd.	116,199	340,027
	Apar Industries, Ltd.	1,269	5,121
	APL Apollo Tubes, Ltd.	538	12,948
	Apollo Tyres, Ltd.	45,245	65,310

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Arvind Fashions, Ltd.	7,951	$13,025
	Asahi India Glass, Ltd.	9,893	22,939
	Ashok Leyland, Ltd.	157,665	102,395
*	Aster DM Healthcare, Ltd.	13,536	23,790
	Aurobindo Pharma, Ltd.	51,632	605,948
	Bajaj Holdings & Investment, Ltd.	3,755	132,163
	Balkrishna Industries, Ltd.	4,857	85,743
	Balmer Lawrie & Co., Ltd.	10,273	15,159
	Balrampur Chini Mills, Ltd.	25,216	42,342
*	Bank of Baroda	180,835	112,505
*	Bank of Maharashtra	282,064	45,880
	BASF India, Ltd.	722	12,921
	BEML, Ltd.	1,985	16,975
	Bharat Electronics, Ltd.	114,071	146,385
	Bharat Forge, Ltd.	23,102	117,520
	Bharat Heavy Electricals, Ltd.	96,723	46,689
	Bharti Infratel, Ltd.	66,634	170,661
	Birla Corp., Ltd.	3,651	29,046
*	Birlasoft, Ltd.	25,181	40,135
*	Borosil, Ltd.	2,853	5,644
	Brigade Enterprises, Ltd.	10,983	20,571
	BSE, Ltd.	1,384	9,514
	Cadila Healthcare, Ltd.	15,315	79,949
	Can Fin Homes, Ltd.	5,185	25,314
*	Canara Bank	37,034	50,323
	Carborundum Universal, Ltd.	3,044	10,059
	CCL Products India, Ltd.	6,150	19,258
	Ceat, Ltd.	3,566	41,325
	Century Plyboards India, Ltd.	4,677	8,011
	Century Textiles & Industries, Ltd.	5,197	21,325
	Chambal Fertilizers & Chemicals, Ltd.	17,972	37,879
*	Cholamandalam Financial Holdings, Ltd.	12,502	55,264
	Cholamandalam Investment and Finance Co., Ltd.	25,835	69,806
	Cipla, Ltd.	54,009	519,862
	City Union Bank, Ltd.	40,019	64,662
	Cochin Shipyard, Ltd.	3,729	16,382
	Coforge, Ltd.	93	2,395
	Container Corp. Of India, Ltd.	19,155	115,034
	Coromandel International, Ltd.	3,434	35,729
*	CreditAccess Grameen, Ltd.	1,994	13,663
	Cummins India, Ltd.	12,867	68,826
*	Dalmia Bharat, Ltd.	9,115	92,589
*	DCB Bank, Ltd.	29,588	30,698
	DCM Shriram, Ltd.	7,262	32,981
	Delta Corp., Ltd.	12,706	14,542
*	DEN Networks, Ltd.	8,685	9,133
	Dilip Buildcon, Ltd.	2,926	10,904
	DLF, Ltd.	129,759	243,751
	Dr Reddy's Laboratories, Ltd.	7,033	426,166
	eClerx Services, Ltd.	1,856	11,922
*	EID Parry India, Ltd.	13,557	52,771
	EIH, Ltd.	14,347	12,343
	Engineers India, Ltd.	38,600	33,183
	Escorts, Ltd.	10,871	164,013
	Essel Propack, Ltd.	2,691	8,424
	Exide Industries, Ltd.	32,457	67,338
	FDC, Ltd.	8,926	35,732
*	Federal Bank, Ltd.	171,960	123,452
	Finolex Cables, Ltd.	10,965	39,646

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Finolex Industries, Ltd.	9,049	$55,829
	Firstsource Solutions, Ltd.	28,378	18,498
*	Fortis Healthcare, Ltd.	54,466	100,638
	Future Lifestyle Fashions, Ltd.	5,142	7,840
	GAIL India, Ltd.	203,873	263,871
	Gateway Distriparks, Ltd.	6,382	6,997
	GE T&D India, Ltd.	4,524	5,023
	General Insurance Corp. of India	6,350	12,159
	Glenmark Pharmaceuticals, Ltd.	25,269	152,234
	Godfrey Phillips India, Ltd.	2,269	27,736
	Granules India, Ltd.	23,739	86,765
	Grasim Industries, Ltd.	62,073	523,963
	Great Eastern Shipping Co., Ltd. (The)	11,434	34,571
*	Greaves Cotton, Ltd.	10,604	11,510
	Gujarat Alkalies & Chemicals, Ltd.	4,036	17,081
	Gujarat Ambuja Exports, Ltd.	2,885	6,434
*	Gujarat Fluorochemicals, Ltd.	4,974	27,156
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	7,707	16,877
	Gujarat Pipavav Port, Ltd.	41,924	41,812
	Gujarat State Petronet, Ltd.	28,438	77,427
	HeidelbergCement India, Ltd.	9,938	24,649
	Hero MotoCorp, Ltd.	11,021	391,641
	Hexaware Technologies, Ltd.	13,987	71,457
	HFCL, Ltd.	77,811	12,900
	Hikal, Ltd.	4,944	10,253
	Himadri Speciality Chemical, Ltd.	15,947	9,125
	Hindalco Industries, Ltd.	206,621	454,369
*	IDFC First Bank, Ltd.	346,340	123,084
	IDFC, Ltd.	157,367	40,137
	IIFL Finance, Ltd.	34,951	31,436
	IIFL Securities, Ltd.	14,244	7,348
	IIFL Wealth Management, Ltd.	2,915	42,708
	India Cements, Ltd. (The)	33,122	49,476
	Indiabulls Housing Finance, Ltd.	23,386	58,989
*	Indiabulls Real Estate, Ltd.	37,606	25,643
	Indiabulls Ventures, Ltd.	24,787	37,989
*	Indian Bank	38,752	30,164
	Indian Hotels Co., Ltd. (The)	63,179	64,314
*	Indian Overseas Bank	181,989	25,103
	IndusInd Bank, Ltd.	5,912	41,220
	Infibeam Avenues, Ltd.	27,370	27,887
	Inox Leisure, Ltd.	6,560	20,255
*	Intellect Design Arena, Ltd.	7,781	16,414
	Ipca Laboratories, Ltd.	5,282	133,090
	JB Chemicals & Pharmaceuticals, Ltd.	2,024	19,842
	Jindal Saw, Ltd.	26,493	19,542
*	Jindal Steel & Power, Ltd.	95,949	238,680
	JK Cement, Ltd.	1,962	39,260
	JK Lakshmi Cement, Ltd.	5,723	22,772
	JK Paper, Ltd.	13,452	16,932
	JM Financial, Ltd.	39,853	39,500
	JSW Energy, Ltd.	71,185	43,657
	Jubilant Life Sciences, Ltd.	16,322	173,355
*	Just Dial, Ltd.	6,530	32,097
	Jyothy Labs, Ltd.	15,105	24,733
	Kalpataru Power Transmission, Ltd.	5,738	17,629
	Karnataka Bank, Ltd. (The)	36,442	20,396
	Kaveri Seed Co., Ltd.	2,664	21,455
	KEC International, Ltd.	12,519	45,656

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KEI Industries, Ltd.	5,282	$24,720
	Kiri Industries, Ltd.	2,791	18,298
	KNR Constructions, Ltd.	3,460	9,781
*	KPIT Technologies, Ltd.	25,181	21,847
	KPR Mill, Ltd.	2,140	12,034
	KRBL, Ltd.	9,700	35,013
	KSB, Ltd.	1,581	10,683
	L&T Finance Holdings, Ltd.	109,117	87,302
	Lakshmi Machine Works, Ltd.	184	7,401
	Laurus Labs, Ltd.	3,813	48,021
	LIC Housing Finance, Ltd.	61,533	216,005
	Lupin, Ltd.	29,890	368,793
	Maharashtra Scooters, Ltd.	427	17,191
*	Mahindra & Mahindra Financial Services, Ltd.	44,404	77,256
*	Mahindra CIE Automotive, Ltd.	20,010	29,059
	Manappuram Finance, Ltd.	48,803	103,752
	Marksans Pharma, Ltd.	26,446	14,037
	MOIL, Ltd.	12,607	23,928
	Motherson Sumi Systems, Ltd.	153,446	195,320
	Motilal Oswal Financial Services, Ltd.	6,018	54,453
	Mphasis, Ltd.	12,226	187,663
	MRF, Ltd.	199	162,530
	Multi Commodity Exchange of India, Ltd.	1,383	31,683
	Muthoot Finance, Ltd.	18,729	317,851
	Natco Pharma, Ltd.	10,685	112,672
	National Aluminium Co., Ltd.	96,361	42,285
	Navin Fluorine International, Ltd.	1,166	27,560
	Navneet Education, Ltd.	13,812	13,526
	NESCO, Ltd.	1,511	8,819
	NMDC, Ltd.	112,168	126,027
	Oberoi Realty, Ltd.	8,794	40,728
	Omaxe, Ltd.	7,179	8,043
	Persistent Systems, Ltd.	7,143	87,789
	Petronet LNG, Ltd.	70,567	233,305
	Phillips Carbon Black, Ltd.	7,970	10,213
	Phoenix Mills, Ltd. (The)	10,299	84,754
	Piramal Enterprises, Ltd.	11,497	226,577
	PNC Infratech, Ltd.	4,829	8,610
	Polyplex Corp., Ltd.	1,358	10,646
	Power Finance Corp., Ltd.	116,723	126,424
	Praj Industries, Ltd.	13,041	10,396
	Prestige Estates Projects, Ltd.	17,342	45,193
	Prism Johnson, Ltd.	14,680	8,697
	PTC India, Ltd.	49,707	34,504
*	Punjab National Bank	229,667	98,070
*	Quess Corp., Ltd.	5,922	28,944
	Radico Khaitan, Ltd.	9,936	48,997
	Rain Industries Ltd.	23,364	28,693
	Rajesh Exports, Ltd.	13,378	81,624
	Rallis India, Ltd.	6,437	24,999
	Ramco Cements, Ltd. (The)	10,687	98,764
	Rashtriya Chemicals & Fertilizers, Ltd.	22,775	14,173
	Ratnamani Metals & Tubes, Ltd.	1,522	21,469
	RBL Bank, Ltd.	50,255	113,548
	REC, Ltd.	76,071	101,947
	Redington India, Ltd.	44,660	54,088
	Sequent Scientific, Ltd.	12,143	19,856
	Shilpa Medicare, Ltd.	6,393	47,757
	Shriram City Union Finance, Ltd.	2,224	19,509

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shriram Transport Finance Co., Ltd.	21,140	$195,018
	Shriram Transport Finance Co., Ltd.	2,439	22,577
	Sobha, Ltd.	8,336	24,420
	Sonata Software, Ltd.	8,472	29,972
	South Indian Bank, Ltd. (The)	177,967	16,484
	SRF, Ltd.	2,381	120,310
	Steel Authority of India, Ltd.	182,562	83,474
	Sterlite Technologies, Ltd.	24,981	40,699
	Strides Pharma Science, Ltd.	9,046	52,739
	Sun TV Network, Ltd.	12,205	63,080
	Sundaram Finance, Ltd.	3,497	59,361
	Sundaram-Clayton, Ltd.	330	6,860
	Sundram Fasteners, Ltd.	5,568	30,963
	Sunteck Realty, Ltd.	7,768	19,187
	Suprajit Engineering, Ltd.	2,470	5,021
	Tata Chemicals, Ltd.	11,231	46,066
	Tata Consumer Products, Ltd.	67,382	384,869
*	Tata Motors, Ltd.	221,606	308,310
	Tata Steel, Ltd.	73,230	361,859
	Tech Mahindra, Ltd.	29,116	264,330
*	Techno Electric & Engineering Co., Ltd.	5,232	12,509
	Thermax, Ltd.	1,993	19,844
	Timken India, Ltd.	1,401	18,128
	Transport Corp. of India, Ltd.	5,527	12,669
	TV Today Network, Ltd.	2,698	7,346
*	TV18 Broadcast, Ltd.	68,802	30,713
*	UCO Bank	110,238	20,571
	Uflex, Ltd.	2,494	8,823
*	Union Bank of India	56,091	21,721
*	UPL, Ltd.	75,705	482,754
	Vaibhav Global, Ltd.	1,289	22,974
	Vakrangee, Ltd.	41,844	15,704
	Vardhman Textiles, Ltd.	1,259	11,213
	Vedanta, Ltd.	265,631	405,174
*	Vesuvius India, Ltd.	611	7,070
*	Vodafone Idea, Ltd.	1,094,486	122,422
	Welspun Corp., Ltd.	9,965	11,683
	Welspun India, Ltd.	46,870	24,537
*	Wockhardt, Ltd.	6,912	25,524
	Yes Bank, Ltd.	110,140	17,737
	Zee Entertainment Enterprises, Ltd.	163,180	301,626
	Zensar Technologies, Ltd.	12,992	27,820
TOTAL INDIA			17,320,331
INDONESIA — (1.5%)
	Adaro Energy Tbk PT	2,432,800	181,969
	Adhi Karya Persero Tbk PT	334,900	13,813
	AKR Corporindo Tbk PT	256,800	50,850
*	Alam Sutera Realty Tbk PT	1,815,300	15,324
	Aneka Tambang Tbk	1,313,000	65,825
	Astra Agro Lestari Tbk PT	89,800	59,890
	Astra Otoparts Tbk PT	136,000	8,114
*	Bank Bukopin Tbk	1,313,400	16,082
*	Bank Capital Indonesia Tbk PT	365,500	10,606
	Bank Maybank Indonesia Tbk PT	1,188,100	16,148
*	Bank Pan Indonesia Tbk PT	434,700	24,031
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	265,300	17,011
	Bank Pembangunan Daerah Jawa Timur Tbk PT	316,900	11,931
*	Bank Permata Tbk PT	492,900	42,932

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Bank Tabungan Negara Persero Tbk PT	749,000	$65,352
	BFI Finance Indonesia Tbk PT	527,800	10,509
	BISI International Tbk PT	103,400	5,946
*	Buana Lintas Lautan Tbk PT	988,600	21,914
	Bukit Asam Tbk PT	478,400	66,899
*	Bumi Serpong Damai Tbk PT	1,370,300	65,074
	Ciputra Development Tbk PT	1,575,600	70,942
*	Delta Dunia Makmur Tbk PT	807,300	14,387
*	Eagle High Plantations Tbk PT	2,031,300	16,645
	Elnusa Tbk PT	848,700	13,245
*	Erajaya Swasembada Tbk PT	263,400	26,514
*	Garuda Indonesia Persero Tbk PT	510,900	8,523
*	Global Mediacom Tbk PT	1,139,900	16,680
	Indah Kiat Pulp & Paper Corp. Tbk PT	448,900	240,874
	Indika Energy Tbk PT	242,700	16,355
	Indo Tambangraya Megah Tbk PT	58,000	31,566
	Indofood Sukses Makmur Tbk PT	446,300	197,806
	Indo-Rama Synthetics Tbk PT	18,700	3,073
*	Intiland Development Tbk PT	545,900	6,668
	Japfa Comfeed Indonesia Tbk PT	511,500	37,332
	KMI Wire & Cable Tbk PT	225,000	5,868
*	Krakatau Steel Persero Tbk PT	285,400	7,443
*	Lippo Karawaci Tbk PT	5,967,260	56,317
	Malindo Feedmill Tbk PT	206,200	8,672
*	Medco Energi Internasional Tbk PT	1,195,600	38,295
	Media Nusantara Citra Tbk PT	633,100	35,605
*	MNC Land Tbk PT	4,502,000	33,040
	Pabrik Kertas Tjiwi Kimia Tbk PT	153,700	71,348
	Pakuwon Jati Tbk PT	1,792,400	52,211
	Pan Brothers Tbk PT	402,700	6,879
*	Panin Financial Tbk PT	2,708,800	34,388
*	Paninvest Tbk PT	140,700	7,048
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	39,872
	PP Persero Tbk PT	551,300	36,955
	Ramayana Lestari Sentosa Tbk PT	331,500	12,801
*	Rimo International Lestari Tbk PT	3,228,000	8,291
*	Sampoerna Agro Tbk PT	77,700	9,527
*	Sentul City Tbk PT	3,986,600	13,655
*	Siloam International Hospitals Tbk PT	44,700	14,434
	Sri Rejeki Isman Tbk PT	1,753,600	23,661
	Summarecon Agung Tbk PT	1,178,200	48,668
	Surya Semesta Internusa Tbk PT	883,000	22,821
	Tempo Scan Pacific Tbk PT	82,400	7,812
*	Timah Tbk PT	620,300	32,457
*	Trada Alam Minera Tbk PT	2,672,100	6,863
	Tunas Baru Lampung Tbk PT	469,000	23,534
	United Tractors Tbk PT	62,600	91,741
*	Vale Indonesia Tbk PT	394,200	92,911
	Waskita Beton Precast Tbk PT	1,916,000	26,115
	Waskita Karya Persero Tbk PT	803,100	34,552
	Wijaya Karya Beton Tbk PT	212,800	4,005
	Wijaya Karya Persero Tbk PT	568,600	46,488
	XL Axiata Tbk PT	542,400	93,190
TOTAL INDONESIA			2,518,297
MALAYSIA — (2.4%)
	Aeon Co. M Bhd	96,000	19,186
	AEON Credit Service M Bhd	11,700	25,421
*	AFFIN Bank Bhd	44,500	16,967

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	AirAsia Group Bhd	416,500	$63,204
	Ajinomoto Malaysia Bhd	4,200	15,070
	Alliance Bank Malaysia Bhd	147,400	74,568
	Allianz Malaysia Bhd	10,500	33,198
	AMMB Holdings Bhd	269,900	184,903
	Batu Kawan Bhd	29,200	105,472
*	Berjaya Corp. Bhd	447,700	22,597
	BIMB Holdings Bhd	72,000	58,020
*	Bumi Armada Bhd	375,700	20,162
*	Cahya Mata Sarawak Bhd	118,100	48,263
*	Dayang Enterprise Holdings Bhd	67,320	18,415
	DRB-Hicom Bhd	151,400	68,361
*	Eco World Development Group Bhd	136,900	14,120
	Ekovest BHD	254,400	30,832
	FGV Holdings Bhd	290,300	82,499
	Gamuda Bhd	322,433	271,576
	Genting Bhd	80,900	73,406
	Genting Malaysia Bhd	574,200	309,619
	Genting Plantations Bhd	30,800	73,607
	Hai-O Enterprise Bhd	23,400	10,223
*	Hengyuan Refining Co. Bhd	22,900	16,341
	Hong Leong Financial Group Bhd	8,800	28,082
	Hong Leong Industries Bhd	5,000	9,331
	IGB Bhd	40,029	25,222
	IJM Corp. Bhd	428,300	162,077
	IOI Properties Group Bhd	161,100	35,190
#*	Iskandar Waterfront City Bhd	81,900	11,815
#*	JAKS Resources Bhd	100,200	18,343
	Keck Seng Malaysia Bhd	8,000	7,161
#*	KNM Group Bhd	566,400	29,662
	KPJ Healthcare Bhd	51,100	9,486
	Magni-Tech Industries Bhd	19,900	9,929
	Magnum Bhd	171,400	86,168
	Mah Sing Group Bhd	151,300	23,340
	Malayan Flour Mills Bhd	227,800	29,124
	Malaysia Airports Holdings Bhd	155,500	194,270
	Malaysia Building Society Bhd	264,456	33,447
	Malaysian Pacific Industries Bhd	17,000	52,830
	Malaysian Resources Corp. Bhd	347,700	46,066
	Matrix Concepts Holdings Bhd	65,700	26,221
	MBM Resources BHD	56,200	40,986
	Mega First Corp. Bhd	51,200	81,063
	MKH Bhd	39,000	11,975
	MMC Corp. Bhd	133,100	22,273
	Muhibbah Engineering M Bhd	39,300	7,926
	Oriental Holdings BHD	46,900	59,099
#	OSK Holdings Bhd	194,800	35,889
	Padini Holdings Bhd	17,000	8,564
	Petron Malaysia Refining & Marketing Bhd	7,600	6,706
	Pos Malaysia Bhd	65,900	15,388
*	Sapura Energy Bhd	781,500	17,751
	Sarawak Oil Palms Bhd	27,800	23,507
	Scientex Bhd	24,100	51,838
	Sime Darby Bhd	384,000	197,383
	Sime Darby Property Bhd	224,900	33,166
	SP Setia Bhd Group	403,899	73,784
	Sunway Bhd	352,223	112,403
	Ta Ann Holdings Bhd	59,700	40,073
	TA Enterprise Bhd	176,800	25,496

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Taliworks Corp. Bhd	104,800	$21,161
	Thong Guan Industries Bhd	14,200	15,792
	TIME dotCom Bhd	4,500	11,588
*	Tropicana Corp. Bhd	59,534	12,644
*	TSH Resources Bhd	65,000	15,937
	UEM Edgenta Bhd	40,500	21,410
*	UEM Sunrise Bhd	183,900	18,533
	UMW Holdings Bhd	40,500	23,527
#	United Malacca Bhd	28,200	30,376
	UOA Development Bhd	19,100	6,945
*	Velesto Energy Bhd	274,400	9,166
	VS Industry Bhd	180,500	59,614
*	WCT Holdings Bhd	127,194	14,113
	Yinson Holdings Bhd	104,500	154,857
#*	YNH Property Bhd	32,000	20,715
	YTL Corp. Bhd	558,800	102,971
TOTAL MALAYSIA			3,898,413
MEXICO — (2.4%)
#	ALEATICA S.A.B. de C.V.	25,687	23,315
	Alfa S.A.B. de C.V., Class A	534,691	290,230
	Alpek S.A.B. de C.V.	60,630	47,403
*	Banco del Bajio SA	108,947	84,201
	Cemex S.A.B. de C.V.	3,293,680	1,009,342
*	Cia Minera Autlan S.A.B. de C.V., Series B, Class B	66,644	26,921
*	Consorcio ARA S.A.B. de C.V.	98,355	11,888
	Corporativo Fragua S.A.B. de C.V.	256	2,536
	Corpovael S.A. de C.V.	19,681	5,996
*	Credito Real S.A.B. de C.V. SOFOM ER	36,056	20,640
	Cydsa S.A.B. de C.V.	50,192	43,753
#	El Puerto de Liverpool S.A.B. de C.V.	21,537	52,616
*	Elementia S.A.B. de C.V.	5,664	1,654
*	Genomma Lab Internacional S.A.B. de C.V., Class B	25,313	26,934
*	Gentera S.A.B. de C.V.	164,390	57,616
	Grupo Carso S.A.B. de C.V.	9,572	18,925
	Grupo Cementos de Chihuahua S.A.B. de C.V.	41,368	196,477
	Grupo Comercial Chedraui S.A. de C.V.	69,844	82,068
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	183,399	132,265
	Grupo Herdez S.A.B. de C.V.	18,209	27,737
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	50,240	9,030
*	Grupo Industrial Saltillo S.A.B. de C.V.	54,895	39,417
	Grupo KUO S.A.B. de C.V., Class B	12,255	27,528
	Grupo Lala S.A.B. de C.V.	53,317	28,821
	Grupo Rotoplas S.A.B. de C.V.	28,262	18,896
	Grupo Sanborns S.A.B. de C.V.	21,500	18,887
*	Grupo Televisa S.A.B.	416,261	466,856
*	Grupo Traxion S.A.B. de C.V.	62,259	44,061
*	Hoteles City Express S.A.B. de C.V.	35,899	8,791
	Industrias Bachoco S.A.B. de C.V., Class B	20,258	59,713
	Industrias CH S.A.B. de C.V., Class B	11,679	45,394
	Industrias Penoles S.A.B. de C.V.	28,852	430,323
	La Comer S.A.B. de C.V.	61,405	97,095
*	Medica Sur S.A.B. de C.V., Class B	15,169	10,694
	Nemak S.A.B. de C.V.	42,500	9,949
	Orbia Advance Corp. S.A.B. de C.V.	215,835	342,252
#*	Organizacion Cultiba S.A.B. de C.V.	46,456	23,494
	Organizacion Soriana S.A.B. de C.V., Class B	37,912	27,631
	TV Azteca S.A.B. de C.V.	320,008	4,544
#*	Unifin Financiera S.A.B. de C.V.	21,034	16,994

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Vitro S.A.B. de C.V., Class A	24,646	$25,803
TOTAL MEXICO			3,918,690
PHILIPPINES — (0.8%)
*	Alliance Global Group, Inc.	791,800	92,005
*	Altus Property Ventures, Inc.	3,892	1,132
	Asia United Bank Corp.	8,110	7,625
	Belle Corp.	525,000	14,638
	Cebu Air, Inc.	38,560	29,594
	China Banking Corp.	123,600	50,330
	Cosco Capital, Inc.	303,100	30,194
	DMCI Holdings, Inc.	691,100	50,140
*	East West Banking Corp.	22,500	3,319
	Emperador, Inc.	72,700	13,463
	Filinvest Development Corp.	121,800	21,531
	Filinvest Land, Inc.	1,703,000	30,183
	First Philippine Holdings Corp.	31,550	38,378
	GT Capital Holdings, Inc.	8,089	72,561
*	Integrated Micro-Electronics, Inc.	72,600	6,865
	Lopez Holdings Corp.	173,300	8,268
	LT Group, Inc.	356,400	54,610
	Megaworld Corp.	2,151,700	131,650
	Metropolitan Bank & Trust Co.	212,100	148,134
	Nickel Asia Corp.	766,000	40,535
	Petron Corp.	459,700	29,108
	Philex Mining Corp.	146,000	9,560
*	Philippine National Bank	57,773	23,309
*	Pilipinas Shell Petroleum Corp.	66,900	23,784
	RFM Corp.	109,000	9,735
	Rizal Commercial Banking Corp.	68,400	22,173
	Robinsons Land Corp.	268,700	84,416
	Robinsons Retail Holdings, Inc.	39,190	49,163
	Security Bank Corp.	39,720	74,594
	Semirara Mining & Power Corp.	80,500	16,335
*	Top Frontier Investment Holdings, Inc.	3,090	7,714
	Union Bank of the Philippines	37,880	40,793
	Vista Land & Lifescapes, Inc.	717,200	45,566
TOTAL PHILIPPINES			1,281,405
POLAND — (1.1%)
*	Agora SA	3,156	6,328
*	Alior Bank SA	9,151	35,796
*	Amica SA	667	26,445
	Asseco Poland SA	8,572	146,776
	Bank Handlowy w Warszawie SA	3,077	30,094
*	Bank Millennium SA	111,118	84,996
*	Bank Ochrony Srodowiska SA	9,478	15,082
*	Ciech SA	4,740	38,889
*	Develia SA	39,555	20,352
	Echo Investment SA	23,480	23,589
*	Enea SA	56,993	108,106
*	Fabryki Mebli Forte SA	1,537	10,850
	Famur SA	25,903	11,212
*	Grupa Azoty SA	7,205	54,864
	Grupa Lotos SA	17,815	230,181
	Jastrzebska Spolka Weglowa SA	9,891	43,720
	Kernel Holding SA	10,706	112,981
	KRUK SA	3,643	126,114

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Lubelski Wegiel Bogdanka SA	1,563	$8,293
*	mBank SA	3,149	156,721
*	Netia SA	19,625	22,973
*	PGE Polska Grupa Energetyczna SA	173,769	305,717
#	PKP Cargo SA	7,482	25,881
	Stalexport Autostrady SA	16,406	12,936
#*	Tauron Polska Energia SA	252,784	174,987
*	VRG SA	42,918	26,045
TOTAL POLAND			1,859,928
QATAR — (0.8%)
	Commercial Bank PSQC (The)	243,848	275,821
	Aamal Co.	288,708	60,687
	Al Khaleej Takaful Group QSC	32,490	16,222
	Al Khalij Commercial Bank PQSC	145,453	61,804
	Barwa Real Estate Co.	350,333	303,793
*	Doha Bank QPSC	230,818	151,021
	Doha Insurance Co. QSC	40,320	11,441
*	Gulf International Services QSC	135,456	62,442
*	Mazaya Qatar Real Estate Development QSC	116,859	28,046
	Ooredoo QPSC	54,333	100,625
	Qatar Insurance Co. SAQ	182,499	99,774
	Qatar National Cement Co. QSC	22,746	22,845
	Qatar Navigation QSC	51,620	84,358
*	Salam International Investment, Ltd. QSC	139,423	17,434
	United Development Co. QSC	251,337	79,506
TOTAL QATAR			1,375,819
RUSSIA — (0.9%)
	Etalon Group P.L.C., GDR	14,720	21,491
	Globaltrans Investment P.L.C., GDR	4,355	26,072
	Globaltrans Investment P.L.C., GDR	7,455	44,730
	LSR Group PJSC, GDR	30,374	57,711
	Magnitogorsk Iron & Steel Works PJSC, GDR	15,429	107,533
	Magnitogorsk Iron & Steel Works PJSC, GDR	9,551	67,048
*	Mail.Ru Group, Ltd., GDR	13,636	360,672
	Novolipetsk Steel PJSC, GDR	13,060	255,193
	PhosAgro PJSC, GDR	6,837	80,813
	QIWI P.L.C., Sponsored ADR	5,640	108,908
	Ros Agro P.L.C., GDR	13,947	134,170
	RusHydro PJSC, ADR	106,216	104,570
	VTB Bank PJSC, GDR	159,658	158,062
TOTAL RUSSIA			1,526,973
SAUDI ARABIA — (1.8%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	2,980	11,224
	Al Etihad Cooperative Insurance Co.	2,753	11,749
	Al Jouf Agricultural Development Co.	1,328	10,328
*	Al Jouf Cement Co.	11,224	27,383
*	Al Yamamah Steel Industries Co.	2,970	15,020
	Arabian Cement Co.	5,825	46,275
	Arabian Pipes Co.	8,173	27,025
	Arriyadh Development Co.	11,362	46,107
*	Aseer Trading Tourism & Manufacturing Co.	7,850	23,390
*	Astra Industrial Group	2,476	13,399
	Bank AlBilad	18,077	113,103
	Bank Al-Jazira	51,226	162,814
*	Bawan Co.	3,033	11,077

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	City Cement Co.	7,853	$36,352
*	Dar Al Arkan Real Estate Development Co.	81,746	157,998
	Dur Hospitality Co.	5,781	40,205
	Eastern Province Cement Co.	4,272	39,085
*	Emaar Economic City	31,482	59,644
*	Etihad Etisalat Co.	63,225	455,330
*	Fawaz Abdulaziz Al Hokair & Co.	6,005	30,530
	Fitaihi Holding Group	3,859	11,651
*	Hail Cement Co.	5,773	20,517
*	Jazan Energy and Development Co.	6,599	22,465
*	Methanol Chemicals Co.	5,510	11,009
*	Middle East Paper Co.	2,724	10,623
*	Mobile Telecommunications Co. Saudi Arabia	37,682	114,000
*	Najran Cement Co.	9,565	30,292
*	Nama Chemicals Co.	3,865	20,527
*	National Co., for Glass Manufacturing (The)	3,510	20,016
*	National Industrialization Co.	27,871	77,011
	National Petrochemical Co.	14,629	93,762
*	Northern Region Cement Co.	10,618	28,564
*	Rabigh Refining & Petrochemical Co.	15,747	53,357
	Sahara International Petrochemical Co.	57,334	221,079
*	Saudi Ceramic Co.	5,565	56,125
*	Saudi Chemical Co., Holding.	4,091	27,049
	Saudi Ground Services Co.	1,336	10,403
	Saudi Industrial Investment Group	17,897	87,552
	Saudi Industrial Services Co.	2,099	12,104
*	Saudi Investment Bank (The)	30,397	107,746
*	Saudi Kayan Petrochemical Co.	122,210	264,163
*	Saudi Public Transport Co.	2,767	11,447
*	Saudi Re for Cooperative Reinsurance Co.	5,130	12,422
	Seera Group Holding	23,524	103,947
*	Tabuk Cement Co.	6,267	22,318
	Umm Al-Qura Cement Co.	3,517	22,762
	Yamama Cement Co.	9,270	59,223
	Yanbu Cement Co.	5,898	49,199
*	Zamil Industrial Investment Co.	2,405	10,435
TOTAL SAUDI ARABIA			2,929,806
SOUTH AFRICA — (4.2%)
	Absa Group, Ltd.	54,193	251,159
	Adcock Ingram Holdings, Ltd.	6,350	16,300
	Adcorp Holdings, Ltd.	7,281	1,193
	Advtech, Ltd.	106,246	46,107
	AECI, Ltd.	18,205	91,990
	African Oxygen, Ltd.	17,052	17,395
	African Rainbow Minerals, Ltd.	17,694	202,012
	Alexander Forbes Group Holdings, Ltd.	122,324	23,200
	Allied Electronics Corp., Ltd., Class A	24,753	29,079
	AngloGold Ashanti, Ltd.	10,062	328,261
*	Aspen Pharmacare Holdings, Ltd.	35,010	270,847
	Astral Foods, Ltd.	6,962	56,034
	Barloworld, Ltd.	42,340	163,312
	Bidvest Group, Ltd. (The)	35,443	273,590
*	Brait SE	80,196	12,958
	Cashbuild, Ltd.	2,942	27,434
	Caxton and CTP Publishers and Printers, Ltd.	20,301	4,801
	DataTec, Ltd.	40,652	53,664
	Discovery, Ltd.	28,135	182,950
	Distell Group Holdings, Ltd.	9,294	36,958

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Exxaro Resources, Ltd.	46,279	$365,080
	Foschini Group, Ltd. (The)	29,501	121,039
	Gold Fields, Ltd.	18,094	239,277
	Gold Fields, Ltd., Sponsored ADR	19,408	254,051
	Grindrod, Ltd.	61,737	13,290
*	Harmony Gold Mining Co., Ltd.	36,275	234,306
*	Harmony Gold Mining Co., Ltd., Sponsored ADR	47,253	304,782
	Hudaco Industries, Ltd.	3,955	16,301
	Imperial Logistics, Ltd.	22,265	43,317
	KAP Industrial Holdings, Ltd.	309,933	46,884
	Lewis Group, Ltd.	6,721	5,490
	Liberty Holdings, Ltd.	21,020	85,157
	Life Healthcare Group Holdings, Ltd.	241,907	246,858
*	Long4Life, Ltd.	88,335	16,011
*	Massmart Holdings, Ltd.	14,743	16,930
*	Metair Investments, Ltd.	31,298	33,205
	Momentum Metropolitan Holdings	126,484	123,063
*	Motus Holdings Ltd.	19,271	31,893
	Mpact, Ltd.	21,681	10,077
	Nedbank Group, Ltd.	54,959	337,307
	Oceana Group, Ltd.	17,392	73,100
	Old Mutual, Ltd.	586,290	393,688
*	Omnia Holdings, Ltd.	34,679	55,293
	Pepkor Holdings, Ltd.	149,890	87,360
*	Peregrine Holdings, Ltd.	32,244	38,014
*	PPC, Ltd.	71,391	3,241
	PSG Group, Ltd.	15,772	141,110
	Raubex Group, Ltd.	35,771	52,867
	RCL Foods, Ltd.	30,615	16,490
	Reunert, Ltd.	29,690	54,023
	RFG Holdings, Ltd.	6,432	5,110
*	Royal Bafokeng Platinum, Ltd.	23,644	69,903
*	Sappi, Ltd.	85,724	123,017
*	Sibanye Stillwater, Ltd.	270,052	763,921
*	Sun International, Ltd.	6,254	3,560
*	Super Group, Ltd.	56,942	63,081
	Telkom SA SOC, Ltd.	45,605	77,755
	Truworths International, Ltd.	80,822	154,908
	Wilson Bayly Holmes-Ovcon, Ltd.	9,319	60,962
TOTAL SOUTH AFRICA			6,870,965
SOUTH KOREA — (15.0%)
*	Able C&C Co., Ltd.	1,801	12,626
	Aekyung Petrochemical Co., Ltd.	4,211	24,118
*	AeroSpace Technology of Korea, Inc.	2,347	8,042
*	Agabang&Company	4,166	10,284
	Aju Capital Co., Ltd.	1,662	15,991
	AK Holdings, Inc.	985	14,972
*	ALUKO Co., Ltd.	8,599	14,631
*	Amotech Co., Ltd.	791	22,326
	Asia Cement Co., Ltd.	269	13,371
	ASIA Holdings Co., Ltd.	91	5,697
	Asia Paper Manufacturing Co., Ltd.	1,081	26,199
	Autech Corp.	1,278	12,978
	Avaco Co., Ltd.	2,775	16,816
	BGF Co., Ltd.	4,573	16,169
	Binggrae Co., Ltd.	1,100	56,248
	BNK Financial Group, Inc.	67,720	292,702
	Busan City Gas Co., Ltd.	635	19,440

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Byucksan Corp.	8,914	$13,336
*	Capro Corp.	7,250	15,806
	Cell Biotech Co., Ltd.	1,264	18,981
	Changhae Ethanol Co., Ltd.	2,554	29,537
	Chongkundang Holdings Corp.	732	76,107
	Chosun Refractories Co., Ltd.	302	18,512
	CJ CheilJedang Corp.	886	287,479
	CJ Corp.	3,429	237,409
	CJ ENM Co., Ltd.	1,520	147,206
	CJ Freshway Corp.	2,367	30,167
*	CJ Logistics Corp.	2,146	276,061
	CKD Bio Corp.	512	17,024
	Com2uSCorp	2,163	219,006
	CS Wind Corp.	67	4,474
	Cuckoo Holdings Co., Ltd.	355	23,915
	D.I Corp.	3,646	12,971
	Dae Dong Industrial Co., Ltd.	3,607	23,415
	Dae Han Flour Mills Co., Ltd.	144	20,053
	Dae Won Kang Up Co., Ltd.	5,249	13,571
	Daeduck Co., Ltd.	1,365	7,871
*	Daeduck Electronics Co., Ltd.	2,360	27,737
	Daekyo Co., Ltd.	5,085	17,133
	Daelim Construction Co., Ltd.	1,054	24,234
	Daelim Industrial Co., Ltd.	4,178	293,871
	Daesang Corp.	3,678	78,823
	Daesang Holdings Co., Ltd.	4,994	35,209
	Daewon Pharmaceutical Co., Ltd.	1,742	31,094
*	Daewoo Engineering & Construction Co., Ltd.	52,219	153,242
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	6,460	128,704
	Daewoong Co., Ltd.	1,845	39,810
	Daihan Pharmaceutical Co., Ltd.	375	9,399
	Daishin Securities Co., Ltd.	7,524	65,520
*	Danal Co., Ltd.	6,555	21,013
	Daou Data Corp.	2,532	31,073
	Daou Technology, Inc.	7,451	130,260
	DB Financial Investment Co., Ltd.	3,038	9,093
	DB Insurance Co., Ltd.	11,991	474,256
*	DB, Inc.	20,637	12,562
*	Deutsch Motors, Inc.	4,640	26,206
	DGB Financial Group, Inc.	32,532	140,971
	DI Dong Il Corp.	183	11,229
	DMS Co., Ltd.	4,659	25,456
*	DNF Co., Ltd.	1,629	22,063
	Dohwa Engineering Co., Ltd.	2,350	15,611
	Dong-A ST Co., Ltd.	967	75,226
	Dong-Ah Geological Engineering Co., Ltd.	1,088	14,742
*	Dongkuk Steel Mill Co., Ltd.	9,676	49,426
	Dongsuh Cos., Inc.	2,336	42,380
	DONGSUNG Corp.	4,993	16,523
	Dongwha Pharm Co., Ltd.	3,593	73,855
	Dongwon Development Co., Ltd.	7,989	24,237
	Dongwon F&B Co., Ltd.	317	48,325
	Dongwon Industries Co., Ltd.	277	43,773
	Dongwon Systems Corp.	1,300	23,127
	Doosan Bobcat, Inc.	9,419	213,329
	Doosan Co., Ltd.	1,599	63,876
*	Doosan Fuel Cell Co., Ltd.	2,324	89,647
*	Doosan Heavy Industries & Construction Co., Ltd.	25,676	226,458
*	Doosan Infracore Co., Ltd.	26,485	158,567

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Doosan Solus Co., Ltd.	1,281	$40,667
	DoubleUGames Co., Ltd.	1,561	99,869
	DTR Automotive Corp.	739	14,991
	e Tec E&C, Ltd.	342	20,218
*	Easy Bio, Inc.	237	10,435
	Easy Holdings Co., Ltd.	5,762	23,364
*	Ehwa Technologies Information Co., Ltd.	103,515	12,966
	E-MART, Inc.	5,089	487,226
*	EM-Tech Co., Ltd.	2,190	23,327
	ENF Technology Co., Ltd.	1,688	68,218
	Estechpharma Co., Ltd.	2,467	24,733
	Eugene Corp.	10,128	34,504
	Eugene Investment & Securities Co., Ltd.	22,505	72,355
*	Eusu Holdings Co., Ltd.	1,669	8,048
	Fila Holdings Corp.	6,448	181,365
	Fine Semitech Corp.	300	6,938
	Fursys, Inc.	403	9,731
*	Genie Music Corp.	9,746	29,047
	Geumhwa PSC Co., Ltd.	408	8,487
	Golfzon Newdin Holdings Co., Ltd.	3,388	18,422
	Grand Korea Leisure Co., Ltd.	3,745	40,132
	Green Cross Corp.	779	148,822
	Green Cross Holdings Corp.	2,287	50,865
	GS Engineering & Construction Corp.	8,577	194,484
*	GS Global Corp.	11,688	16,620
	GS Holdings Corp.	11,860	349,053
	GS Home Shopping, Inc.	574	51,131
	GS Retail Co., Ltd.	6,084	175,592
	Gunjang Energy Co., Ltd.	874	21,187
	Gwangju Shinsegae Co., Ltd.	63	7,304
	HAESUNG DS Co., Ltd.	2,030	35,357
	Halla Holdings Corp.	1,256	30,784
	Han Kuk Carbon Co., Ltd.	4,578	32,170
	Hana Micron, Inc.	5,202	24,249
	HanChang Paper Co., Ltd.	15,915	26,624
*	Hancom, Inc.	3,919	55,783
	Handok, Inc.	1,372	40,442
	Handsome Co., Ltd.	3,993	101,753
	Hanjin Transportation Co., Ltd.	788	33,989
	Hankook Tire & Technology Co., Ltd.	18,185	398,227
	Hansae Co., Ltd.	2,823	25,156
	Hansae Yes24 Holdings Co., Ltd.	3,050	10,074
	Hanshin Construction	1,431	17,074
*	Hansol Holdings Co., Ltd.	5,410	14,855
*	Hansol HomeDeco Co., Ltd.	11,444	10,762
	Hansol Paper Co., Ltd.	3,482	40,273
*	Hansol Technics Co., Ltd.	5,142	40,248
*	Hanwha Aerospace Co., Ltd.	4,721	96,667
	Hanwha Corp.	7,084	151,294
*	Hanwha General Insurance Co., Ltd.	14,136	33,577
*	Hanwha Investment & Securities Co., Ltd.	19,019	28,225
	Hanwha Life Insurance Co., Ltd.	80,405	99,062
	Hanwha Solutions Corp.	17,310	371,568
	Hanyang Eng Co., Ltd.	2,207	20,189
	Harim Holdings Co., Ltd.	8,871	49,746
	HB Technology Co., Ltd.	11,025	21,319
	HDC Holdings Co., Ltd.	4,944	40,368
	HDC Hyundai Development Co. Engineering & Construction, Class E	9,665	176,411
*	Heungkuk Fire & Marine Insurance Co., Ltd.	9,154	17,029

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hitejinro Holdings Co., Ltd.	1,504	$27,009
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	22,101
	HS Industries Co., Ltd.	8,886	51,662
	Huchems Fine Chemical Corp.	4,631	64,777
	Huons Global Co., Ltd.	874	23,837
	Huvis Corp.	1,579	8,765
#	Hwail Pharm Co., Ltd.	4,085	45,708
	HwaSung Industrial Co., Ltd.	1,665	16,288
	Hy-Lok Corp.	1,868	20,669
*	Hyosung Advanced Materials Corp.	818	91,098
	Hyosung Chemical Corp.	299	26,952
	Hyosung Corp.	1,147	65,896
*	Hyosung Heavy Industries Corp.	1,256	45,889
	Hyosung TNC Co., Ltd.	519	49,568
*	Hyundai Construction Equipment Co., Ltd.	1,632	31,274
	Hyundai Corp.	1,610	20,045
	Hyundai Department Store Co., Ltd.	3,436	172,390
*	Hyundai Electric & Energy System Co., Ltd.	1,540	16,145
	Hyundai Engineering & Construction Co., Ltd.	10,436	301,455
	Hyundai Glovis Co., Ltd.	2,419	226,782
	Hyundai Greenfood Co., Ltd.	8,026	53,251
	Hyundai Heavy Industries Holdings Co., Ltd.	1,218	242,242
	Hyundai Home Shopping Network Corp.	898	45,703
	Hyundai Hy Communications & Networks Co., Ltd.	10,757	35,908
	Hyundai Livart Furniture Co., Ltd.	1,826	29,316
	Hyundai Marine & Fire Insurance Co., Ltd.	13,766	269,427
	Hyundai Mipo Dockyard Co., Ltd.	5,585	146,722
	Hyundai Motor Securities Co., Ltd.	3,996	31,335
	Hyundai Steel Co.	13,213	275,958
	Hyundai Wia Corp.	3,969	126,995
	HyVision System, Inc.	3,097	31,049
	ICD Co., Ltd.	1,525	20,004
	IDIS Holdings Co., Ltd.	1,420	16,700
*	IHQ, Inc.	12,983	16,172
*	Il Dong Pharmaceutical Co., Ltd.	1,715	23,021
	Iljin Holdings Co., Ltd.	6,068	24,829
	Ilshin Spinning Co., Ltd.	160	9,111
	iMarketKorea, Inc.	3,411	24,372
	InBody Co., Ltd.	2,376	33,325
	Industrial Bank of Korea	13,531	92,329
	Innocean Worldwide, Inc.	1,175	49,294
*	Insun ENT Co., Ltd.	3,640	28,068
	Interpark Corp.	5,276	11,361
	INTOPS Co., Ltd.	2,924	35,153
	IS Dongseo Co., Ltd.	3,178	116,981
	ISC Co., Ltd.	1,846	34,772
	i-SENS, Inc.	814	19,563
*	Jahwa Electronics Co., Ltd.	2,599	27,016
	JB Financial Group Co., Ltd.	27,840	107,623
*	Jcontentree Corp.	1,158	28,780
	Jinsung T.E.C.	4,851	31,898
	Jusung Engineering Co., Ltd.	6,426	37,868
	Kangnam Jevisco Co., Ltd.	580	7,311
	Kangwon Land, Inc.	8,427	161,784
	KAON Media Co., Ltd.	3,336	16,703
	KC Co., Ltd.	2,037	39,748
	KCC Corp.	833	94,205
	KEPCO Engineering & Construction Co., Inc.	2,254	30,698
	KEPCO Plant Service & Engineering Co., Ltd.	3,208	79,290

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KGMobilians Co., Ltd.	3,097	$29,954
	KISCO Corp.	2,292	8,602
	KISCO Holdings Co., Ltd.	1,802	17,222
	KISWIRE, Ltd.	558	7,354
	KIWOOM Securities Co., Ltd.	2,120	171,209
	KMH Co., Ltd.	4,054	26,776
	Kolmar Korea Holdings Co., Ltd.	1,725	42,171
	Kolon Corp.	1,235	19,522
	Kolon Industries, Inc.	4,159	118,039
	Korea Alcohol Industrial Co., Ltd.	1,839	28,152
	Korea Asset In Trust Co., Ltd.	6,413	15,092
	Korea Autoglass Corp.	1,897	22,991
*	Korea Circuit Co., Ltd.	756	10,333
	Korea Electric Terminal Co., Ltd.	1,511	49,362
*	Korea Information & Communications Co., Ltd.	1,765	13,616
	Korea Investment Holdings Co., Ltd.	5,351	219,177
*	Korea Line Corp.	2,164	29,664
	Korea Petrochemical Ind Co., Ltd.	559	54,712
	Korea Real Estate Investment & Trust Co., Ltd.	35,976	51,859
	Korea United Pharm, Inc.	2,798	58,176
*	Korean Air Lines Co., Ltd.	12,723	186,383
	Korean Reinsurance Co.	20,506	122,782
	Kortek Corp.	2,426	18,139
	KPX Chemical Co., Ltd.	249	9,391
	KSS LINE, Ltd.	1,857	13,192
	KT Skylife Co., Ltd.	3,494	24,773
	KTB Investment & Securities Co., Ltd.	10,955	22,584
	Kukdo Chemical Co., Ltd.	754	24,963
	Kumho Industrial Co., Ltd.	2,973	17,051
	Kumho Petrochemical Co., Ltd.	4,146	294,892
*	Kumho Tire Co., Inc.	19,446	47,227
	Kwang Dong Pharmaceutical Co., Ltd.	6,444	49,569
	Kyeryong Construction Industrial Co., Ltd.	554	11,878
	Kyobo Securities Co., Ltd.	3,914	22,092
	Kyung Dong Navien Co., Ltd.	1,037	44,078
	Kyungbang Co., Ltd.	1,871	17,913
	Kyungdong Pharm Co., Ltd.	2,282	24,073
	Kyung-In Synthetic Corp.	5,504	41,448
	Leadcorp, Inc. (The)	2,739	17,820
	LF Corp.	5,517	55,391
*	LG Display Co., Ltd.	21,364	226,140
	LG Hausys, Ltd.	1,658	87,220
	LG HelloVision Co., Ltd.	3,508	11,733
	LG Innotek Co., Ltd.	3,217	436,655
	LG International Corp.	7,648	97,214
	LG Uplus Corp.	4,873	46,909
	LIG Nex1 Co., Ltd.	1,247	35,262
*	Lock & Lock Co., Ltd.	2,766	25,826
*	LOT Vacuum Co., Ltd.	3,140	39,877
	Lotte Chemical Corp.	421	59,706
	Lotte Chilsung Beverage Co., Ltd.	502	42,651
	Lotte Confectionery Co., Ltd.	349	32,305
	Lotte Corp.	3,246	84,763
	LOTTE Fine Chemical Co., Ltd.	4,078	149,994
	Lotte Food Co., Ltd.	74	20,457
	LOTTE Himart Co., Ltd.	1,797	46,100
*	Lotte Non-Life Insurance Co., Ltd.	14,792	21,190
	Lotte Shopping Co., Ltd.	1,838	120,480
	LS Corp.	2,349	82,903

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co., Ltd.	3,075	$138,669
*	Lumens Co., Ltd.	10,766	17,419
*	Lutronic Corp.	5,734	28,059
*	LVMC Holdings	3,202	9,708
	Maeil Dairies Co., Ltd.	153	9,536
	Mando Corp.	5,160	119,767
	MegaStudy Co., Ltd.	1,207	10,327
	Meritz Financial Group, Inc.	8,409	60,110
	Meritz Fire & Marine Insurance Co., Ltd.	6,987	72,852
	Meritz Securities Co., Ltd.	50,372	130,456
	Minwise Co., Ltd.	1,657	19,531
	Mirae Asset Daewoo Co., Ltd.	17,235	114,439
	Mirae Asset Life Insurance Co., Ltd.	14,911	40,119
	Miwon Commercial Co., Ltd.	259	17,792
	MK Electron Co., Ltd.	4,052	33,945
	Moorim P&P Co., Ltd.	4,758	11,926
*	Muhak Co., Ltd.	3,935	17,853
	Namhae Chemical Corp.	2,744	17,824
	Namyang Dairy Products Co., Ltd.	48	12,248
*	Neowiz	2,725	64,908
	Nexen Corp.	3,941	13,320
	Nexen Tire Corp.	6,381	28,019
	NH Investment & Securities Co., Ltd.	33,850	249,923
*	NHN Corp.	1,370	94,932
	NICE Holdings Co., Ltd.	4,498	77,112
	Nice Information & Telecommunication, Inc.	1,071	21,350
	NICE Total Cash Management Co., Ltd.	3,128	16,511
	Nong Shim Holdings Co., Ltd.	465	31,443
	NongShim Co., Ltd.	406	125,964
	NS Shopping Co., Ltd.	2,986	31,609
*	OCI Co., Ltd.	3,386	159,933
	OPTRON-TEC, Inc.	2,558	13,647
	Orion Holdings Corp.	4,507	47,120
	Ottogi Corp.	147	68,818
*	Pan Ocean Co., Ltd.	45,141	133,618
	Paradise Co., Ltd.	10,766	118,604
	Partron Co., Ltd.	8,571	80,776
	Poongsan Corp.	4,502	91,812
	Poongsan Holdings Corp.	612	13,553
	Posco International Corp.	8,676	101,150
	Power Logics Co., Ltd.	3,502	22,246
	Pulmuone Co., Ltd.	4,294	64,144
	Reyon Pharmaceutical Co., Ltd.	1,419	19,329
*	RFTech Co., Ltd.	3,243	27,718
*	S&T Holdings Co., Ltd.	951	12,454
*	S&T Motiv Co., Ltd.	1,479	55,819
	Sajodaerim Corp.	1,147	13,762
	Sam Young Electronics Co., Ltd.	2,074	13,638
	Sam Yung Trading Co., Ltd.	2,591	28,187
	Samho Development Co., Ltd.	4,766	17,288
	Samick Musical Instruments Co., Ltd.	8,299	10,202
	Samick THK Co., Ltd.	1,192	10,696
	Samji Electronics Co., Ltd.	1,682	15,767
	Samjin Pharmaceutical Co., Ltd.	1,495	36,028
	Sammok S-Form Co., Ltd.	2,023	13,584
	SAMPYO Cement Co., Ltd.	9,240	28,017
	Samsung Card Co., Ltd.	7,024	166,820
*	Samsung Engineering Co., Ltd.	20,752	208,139
*	Samsung Heavy Industries Co., Ltd.	107,772	519,359

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Securities Co., Ltd.	15,810	$384,909
	SAMT Co., Ltd.	12,775	23,536
	Samyang Corp.	593	31,743
	Samyang Holdings Corp.	509	30,541
	Sangsangin Co., Ltd.	7,820	37,002
*	SBW	22,720	15,264
	Seah Besteel Corp.	2,148	19,770
	Sebang Co., Ltd.	1,020	8,521
	Sebang Global Battery Co., Ltd.	1,376	34,266
*	Sejong Telecom, Inc.	60,354	13,816
*	Seobu T&D	3,682	22,338
	Seohan Co., Ltd.	19,101	18,071
	Seoul Semiconductor Co., Ltd.	8,308	124,606
	SFA Engineering Corp.	2,968	87,959
	Shindaeyang Paper Co., Ltd.	369	17,222
	Shinsegae Food Co., Ltd.	418	19,067
	Shinsegae Information & Communication Co., Ltd.	99	10,267
	Shinsegae, Inc.	1,280	225,217
*	Shinsung E&G Co., Ltd.	13,860	16,038
*	Shinwon Corp.	17,889	24,993
	Shinyoung Securities Co., Ltd.	785	29,515
	Silicon Works Co., Ltd.	2,449	99,203
	Silla Co., Ltd.	770	6,453
	Sindoh Co., Ltd.	1,082	21,099
	SK Chemicals Co., Ltd.	1,352	305,909
	SK D&D Co., Ltd.	2,069	58,188
	SK Discovery Co., Ltd.	2,070	84,281
	SK Gas, Ltd.	927	67,043
	SK Networks Co., Ltd.	24,348	104,198
*	SK Rent A Car Co., Ltd.	2,451	19,071
	SK Securities Co., Ltd.	110,348	77,777
	SKC Co., Ltd.	3,924	230,978
	SL Corp.	4,368	41,845
*	SM Entertainment Co., Ltd.	4,926	129,562
*	S-MAC Co., Ltd.	36,548	43,421
	Songwon Industrial Co., Ltd.	2,633	28,675
	Soulbrain Holdings Co., Ltd.	1,830	147,303
	SPG Co., Ltd.	3,032	16,433
	Spigen Korea Co., Ltd.	593	32,007
	Ssangyong Cement Industrial Co., Ltd.	28,150	119,593
*	SundayToz Corp.	975	19,623
	Sung Kwang Bend Co., Ltd.	2,934	18,501
*	Sungchang Enterprise Holdings, Ltd.	12,418	18,462
	Sungshin Cement Co., Ltd.	4,536	30,137
	Sungwoo Hitech Co., Ltd.	8,732	21,567
	Sunjin Co., Ltd.	2,612	21,721
	Systems Technology, Inc.	1,835	29,781
	Taekwang Industrial Co., Ltd.	86	49,259
	Taeyoung Engineering & Construction Co., Ltd.	8,848	119,181
*	TK Chemical Corp.	8,032	13,886
	TK Corp.	6,300	39,389
	Tongyang Life Insurance Co., Ltd.	5,937	14,926
	Tongyang, Inc.	19,744	19,809
	Top Engineering Co., Ltd.	3,288	23,376
	Tovis Co., Ltd.	1,651	10,032
	TS Corp.	644	10,812
*	Tuksu Construction Co., Ltd.	5,092	29,341
	Uju Electronics Co., Ltd.	2,476	61,290
*	Uni-Chem Co., Ltd.	9,060	10,689

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Unid Co., Ltd.	1,085	$43,740
	Union Semiconductor Equipment & Materials Co., Ltd.	2,827	15,832
	Uniquest Corp.	2,686	25,756
	Value Added Technology Co., Ltd.	1,095	21,899
	Whanin Pharmaceutical Co., Ltd.	1,750	22,556
	WiSoL Co., Ltd.	5,751	76,095
*	Wonik Holdings Co., Ltd.	8,665	36,094
	Wonik Materials Co., Ltd.	1,147	27,865
*	Woori Investment Bank Co., Ltd.	42,158	20,702
	Woorison F&G Co., Ltd.	17,338	28,095
	Woory Industrial Co., Ltd.	1,104	17,850
	Y G-1 Co., Ltd.	3,707	14,149
*	Y-entec Co., Ltd.	2,370	24,848
	Youlchon Chemical Co., Ltd.	2,606	36,166
	Young Poong Corp.	78	34,125
	Youngone Corp.	4,082	82,804
	Youngone Holdings Co., Ltd.	1,749	51,103
*	Yuanta Securities Korea Co., Ltd.	17,353	41,689
TOTAL SOUTH KOREA			24,678,898
TAIWAN — (19.2%)
	Ability Enterprise Co., Ltd.	66,000	27,494
	Ability Opto-Electronics Technology Co., Ltd.	23,000	27,478
	AcBel Polytech, Inc.	83,000	63,852
	Acer, Inc.	351,000	242,479
	ACES Electronic Co., Ltd.	27,000	24,162
	A-DATA Technology Co., Ltd.	17,000	35,157
	Advanced International Multitech Co., Ltd.	26,000	27,041
*	Advanced Optoelectronic Technology, Inc.	55,000	44,259
*	AGV Products Corp.	171,000	42,128
*	ALI Corp.	11,541	10,844
	Allis Electric Co., Ltd.	36,000	30,481
	Alltek Technology Corp.	21,000	13,285
	Alpha Networks, Inc.	77,773	65,952
	Altek Corp.	59,000	55,197
	Ambassador Hotel (The)	73,000	70,663
	AMPOC Far-East Co., Ltd.	19,000	21,240
*	AmTRAN Technology Co., Ltd.	238,000	76,795
	Apacer Technology, Inc.	35,000	51,526
	APCB, Inc.	17,000	11,963
	Apex Biotechnology Corp.	13,000	11,831
	Apex International Co., Ltd.	28,000	76,865
	Arcadyan Technology Corp.	31,000	81,802
	Ardentec Corp.	43,000	51,431
	Asia Optical Co., Inc.	27,000	63,739
*	Asia Pacific Telecom Co., Ltd.	465,060	116,378
	Asia Polymer Corp.	128,100	74,995
	Asia Tech Image, Inc.	18,000	32,906
	Asia Vital Components Co., Ltd.	52,000	83,917
*	AU Optronics Corp.	2,215,000	754,551
	Audix Corp.	23,000	31,275
	Avermedia Technologies	18,000	22,030
	AVY Precision Technology, Inc.	48,965	39,612
	Bank of Kaohsiung Co., Ltd.	111,574	37,714
	Basso Industry Corp.	30,000	39,768
	BenQ Materials Corp.	65,000	40,227
	BES Engineering Corp.	146,000	37,242
	Brighton-Best International Taiwan, Inc.	102,000	90,565
	C Sun Manufacturing, Ltd.	15,000	14,397

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Capital Futures Corp.	17,000	$21,865
	Capital Securities Corp.	425,000	172,580
	Career Technology MFG. Co., Ltd.	59,000	62,043
	Casetek Holdings, Ltd.	31,000	73,598
	Cathay Real Estate Development Co., Ltd.	130,000	82,754
	Celxpert Energy Corp.	10,000	12,032
	Central Reinsurance Co., Ltd.	34,000	21,782
	Channel Well Technology Co., Ltd.	31,000	31,919
	CHC Healthcare Group	13,000	19,189
	Chen Full International Co., Ltd.	12,000	16,176
	Cheng Loong Corp.	166,000	131,538
*	Cheng Mei Materials Technology Corp.	78,000	20,622
	Cheng Shin Rubber Industry Co., Ltd.	247,000	286,515
	Cheng Uei Precision Industry Co., Ltd.	74,000	100,555
	Chia Chang Co., Ltd.	17,000	22,056
	Chia Hsin Cement Corp.	111,000	62,920
	Chilisin Electronics Corp.	33,000	105,770
*	China Airlines, Ltd.	476,000	129,843
	China Bills Finance Corp.	193,000	96,540
	China Chemical & Pharmaceutical Co., Ltd.	71,000	54,139
	China Development Financial Holding Corp.	285,000	84,060
	China Electric Manufacturing Corp.	101,600	38,164
	China General Plastics Corp.	82,992	49,030
	China Life Insurance Co., Ltd.	434,370	301,263
	China Man-Made Fiber Corp.	407,185	86,061
	China Metal Products	86,000	79,036
	China Motor Corp.	53,200	70,394
	China Petrochemical Development Corp.	816,700	225,510
	China Wire & Cable Co., Ltd.	15,000	14,641
	Chinese Maritime Transport, Ltd.	20,000	15,887
	Chin-Poon Industrial Co., Ltd.	104,000	91,304
	Chipbond Technology Corp.	138,000	281,734
	ChipMOS Techinologies, Inc.	86,000	93,604
	Chong Hong Construction Co., Ltd.	22,000	67,228
	Chun YU Works & Co., Ltd.	23,000	12,489
	Chun Yuan Steel Industry Co., Ltd.	73,000	24,297
	Chung Hsin Electric & Machinery Manufacturing Corp.	83,000	86,750
	Chung Hung Steel Corp.	161,000	44,489
*	Chung Hwa Pulp Corp.	48,000	13,636
	Clevo Co.	73,000	82,029
	CMC Magnetics Corp.	208,869	53,642
	Compal Electronics, Inc.	1,071,000	680,198
	Compeq Manufacturing Co., Ltd.	33,000	54,703
*	Concord Securities Co., Ltd.	118,680	41,489
	Continental Holdings Corp.	60,000	27,881
	Contrel Technology Co., Ltd.	61,000	30,465
	Coretronic Corp.	112,000	135,857
	CTCI Corp.	126,000	150,181
	CyberPower Systems, Inc.	9,000	24,956
	CyberTAN Technology, Inc.	61,000	31,547
	DA CIN Construction Co., Ltd.	60,000	45,476
	Dafeng TV, Ltd.	9,000	12,506
	Da-Li Development Co., Ltd.	27,498	26,431
	Darfon Electronics Corp.	37,000	45,250
*	Darwin Precisions Corp.	76,000	31,166
	De Licacy Industrial Co., Ltd.	79,000	49,251
	Depo Auto Parts Ind Co., Ltd.	13,000	22,352
	Dimerco Express Corp.	13,000	17,263
	D-Link Corp.	112,000	67,188

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Dynamic Electronics Co., Ltd.	44,501	$26,884
	Dynapack International Technology Corp.	25,000	71,178
	E Ink Holdings, Inc.	192,000	268,193
	Eastern Media International Corp.	71,000	37,485
	Edom Technology Co., Ltd.	19,000	10,872
	Elite Semiconductor Microelectronics Technology, Inc.	31,000	42,354
*	Elitegroup Computer Systems Co., Ltd.	86,000	35,027
	Emerging Display Technologies Corp.	48,000	31,034
	EnTie Commercial Bank Co., Ltd.	127,000	61,854
*	Epistar Corp.	122,000	188,868
	Eson Precision Ind. Co., Ltd.	31,000	35,876
	Eternal Materials Co., Ltd.	208,000	219,798
	Eva Airways Corp.	597,041	221,378
*	Everest Textile Co., Ltd.	42,840	13,630
	Evergreen International Storage & Transport Corp.	87,000	39,629
*	Evergreen Marine Corp. Taiwan, Ltd.	645,676	242,356
	Everlight Chemical Industrial Corp.	92,000	51,972
	Everlight Electronics Co., Ltd.	102,000	126,724
	Excellence Opto, Inc.	26,000	22,665
	Excelsior Medical Co., Ltd.	24,912	49,094
	Far Eastern Department Stores, Ltd.	213,000	171,229
	Far Eastern International Bank	500,785	188,049
	Farglory F T Z Investment Holding Co., Ltd.	12,000	10,868
	Farglory Land Development Co., Ltd.	52,000	75,456
*	Federal Corp.	42,000	32,306
	Feng Hsin Steel Co., Ltd.	59,000	106,201
	First Hotel	28,000	13,103
	First Insurance Co., Ltd. (The)	27,000	11,985
	First Steamship Co., Ltd.	89,000	28,734
	FocalTech Systems Co., Ltd.	33,000	41,608
	Formosa Advanced Technologies Co., Ltd.	29,000	35,352
	Formosa Laboratories, Inc.	10,704	18,248
	Formosa Taffeta Co., Ltd.	216,000	222,786
	Formosan Rubber Group, Inc.	69,000	40,685
	Formosan Union Chemical	70,400	33,315
#	Foxconn Technology Co., Ltd.	236,000	437,224
	FSP Technology, Inc.	18,000	14,686
	Fullerton Technology Co., Ltd.	18,000	10,665
	Fulltech Fiber Glass Corp.	62,620	21,827
	Fwusow Industry Co., Ltd.	20,000	13,485
	G Shank Enterprise Co., Ltd.	44,000	30,834
	Gallant Precision Machining Co., Ltd.	45,000	32,193
	GCS Holdings, Inc.	25,000	45,493
	Gemtek Technology Corp.	74,000	60,900
	General Interface Solution Holding, Ltd.	54,000	253,673
	General Plastic Industrial Co., Ltd.	14,000	12,754
*	Giantplus Technology Co., Ltd.	35,000	11,663
	Gigabyte Technology Co., Ltd.	114,000	326,603
*	Gigastorage Corp.	40,597	12,181
	Ginko International Co., Ltd.	13,000	61,351
	Global Brands Manufacture, Ltd.	81,000	42,947
	Globe Union Industrial Corp.	44,000	18,405
	Gloria Material Technology Corp.	107,000	56,494
	Goldsun Building Materials Co., Ltd.	128,000	73,168
	Gourmet Master Co., Ltd.	18,000	57,680
*	Grand Pacific Petrochemical	219,000	103,601
	Great China Metal Industry	26,000	18,461
	Greatek Electronics, Inc.	78,000	139,200
	GTM Holdings Corp.	24,000	18,732

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hannstar Board Corp.	66,132	$94,395
*	HannStar Display Corp.	449,000	105,737
*	HannsTouch Solution, Inc.	130,194	42,412
	Hey Song Corp.	69,000	74,706
	Highwealth Construction Corp.	40,000	58,428
	Hiroca Holdings, Ltd.	10,000	18,487
	Hitron Technology, Inc.	13,000	9,490
	Ho Tung Chemical Corp.	176,000	47,155
	Hong Pu Real Estate Development Co., Ltd.	35,000	28,384
	Hong TAI Electric Industrial	58,000	22,398
	Hong YI Fiber Industry Co.	19,000	10,217
	Hsin Kuang Steel Co., Ltd.	43,000	39,218
	Hsing TA Cement Co.	29,000	16,783
	Hu Lane Associate, Inc.	9,000	23,220
	HUA ENG Wire & Cable Co., Ltd.	37,000	10,809
	Hua Yu Lien Development Co., Ltd.	12,000	15,067
	Huaku Development Co., Ltd.	44,000	127,651
	Huang Hsiang Construction Corp.	15,000	19,216
	Hung Ching Development & Construction Co., Ltd.	13,000	9,167
	Hung Sheng Construction, Ltd.	109,600	64,356
*	Hwa Fong Rubber Industrial Co., Ltd.	76,000	32,763
	Ibase Technology, Inc.	29,000	42,799
	IBF Financial Holdings Co., Ltd.	317,940	123,202
	Ichia Technologies, Inc.	27,000	14,469
	IEI Integration Corp.	35,600	61,239
	Infortrend Technology, Inc.	21,000	8,978
	Innolux Corp.	2,111,000	597,893
	Inpaq Technology Co., Ltd.	29,000	32,864
*	Integrated Service Technology, Inc.	19,000	45,729
	International CSRC Investment Holdings Co.	171,600	108,423
	Inventec Corp.	597,000	508,471
	Iron Force Industrial Co., Ltd.	6,000	18,060
	I-Sheng Electric Wire & Cable Co., Ltd.	18,000	26,261
	Jarllytec Co., Ltd.	10,000	21,189
	Jess-Link Products Co., Ltd.	13,000	14,694
	Jih Sun Financial Holdings Co., Ltd.	319,362	115,409
*	K Laser Technology, Inc.	27,000	13,847
	Kaimei Electronic Corp.	40,000	47,470
	KEE TAI Properties Co., Ltd.	49,000	16,558
	Kenda Rubber Industrial Co., Ltd.	122,000	116,060
	Kenmec Mechanical Engineering Co., Ltd.	62,000	37,888
	Kindom Development Co., Ltd.	69,000	83,447
	King Yuan Electronics Co., Ltd.	173,000	209,407
	King's Town Bank Co., Ltd.	197,000	241,319
*	King's Town Construction Co., Ltd.	24,000	28,942
	Kinpo Electronics	323,000	108,267
	Kinsus Interconnect Technology Corp.	71,000	186,935
	KS Terminals, Inc.	31,000	44,094
*	Kung Sing Engineering Corp.	69,000	23,670
	Kuo Toong International Co., Ltd.	29,399	15,812
	Kuoyang Construction Co., Ltd.	2,000	1,914
	Kwong Lung Enterprise Co., Ltd.	23,000	33,927
	L&K Engineering Co., Ltd.	30,000	33,659
*	Lealea Enterprise Co., Ltd.	174,000	43,652
	Lelon Electronics Corp.	8,000	12,727
*	Lextar Electronics Corp.	69,000	56,821
	Li Cheng Enterprise Co., Ltd.	19,000	20,270
	Li Peng Enterprise Co., Ltd.	119,000	24,634
	Lida Holdings, Ltd.	18,000	20,069

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lien Hwa Industrial Holdings Corp.	59,000	$94,536
*	Lingsen Precision Industries, Ltd.	127,000	46,809
	Lite-On Semiconductor Corp.	38,000	52,452
	Lite-On Technology Corp.	500,000	845,895
	Long Bon International Co., Ltd.	44,000	20,790
	Long Da Construction & Development Corp.	66,000	35,623
	Longchen Paper & Packaging Co., Ltd.	131,350	65,902
	Lumax International Corp., Ltd.	22,000	50,460
	Lung Yen Life Service Corp.	33,000	66,265
	Mayer Steel Pipe Corp.	30,000	15,981
	Mercuries & Associates Holding, Ltd.	94,000	94,703
*	Mercuries Life Insurance Co., Ltd.	286,113	92,504
*	Microbio Co., Ltd.	59,000	147,310
	Mirle Automation Corp.	46,000	70,561
	Mitac Holdings Corp.	125,944	127,097
*	Motech Industries, Inc.	81,000	24,984
	Nan Ya Printed Circuit Board Corp.	51,000	173,915
	Netronix, Inc.	13,000	18,030
	Nexcom International Co., Ltd.	16,000	12,875
*	Nien Hsing Textile Co., Ltd.	13,000	6,894
	O-Bank Co., Ltd.	318,000	75,022
	OptoTech Corp.	60,350	40,140
*	Orient Semiconductor Electronics, Ltd.	82,709	33,472
	Oriental Union Chemical Corp.	148,000	78,098
	O-TA Precision Industry Co., Ltd.	18,000	22,982
	Pacific Construction Co.	32,000	9,995
	Pan Jit International, Inc.	60,700	60,725
	Pan-International Industrial Corp.	117,000	71,609
*	Phihong Technology Co., Ltd.	32,000	9,776
	Plastron Precision Co., Ltd.	17,000	8,328
	Pou Chen Corp.	566,000	513,128
	President Securities Corp.	124,000	69,436
	Primax Electronics, Ltd.	32,000	45,781
	Prince Housing & Development Corp.	218,000	72,788
	Promate Electronic Co., Ltd.	41,000	45,775
	Qisda Corp.	317,000	180,985
	QST International Corp.	15,000	22,397
	Qualipoly Chemical Corp.	15,000	12,990
	Quanta Storage, Inc.	33,000	36,786
	Radiant Opto-Electronics Corp.	53,000	226,596
	Radium Life Tech Co., Ltd.	169,320	56,347
	Rechi Precision Co., Ltd.	61,000	39,988
	Rich Development Co., Ltd.	174,000	54,598
*	Ritek Corp.	339,000	62,153
*	Roo Hsing Co., Ltd.	117,000	57,252
	Ruentex Development Co., Ltd.	136,000	235,759
	Ruentex Industries, Ltd.	51,000	111,707
	Sampo Corp.	43,200	33,966
	San Fang Chemical Industry Co., Ltd.	20,000	13,897
	San Far Property, Ltd.	23,540	14,214
	Sanyang Motor Co., Ltd.	128,000	91,246
	SDI Corp.	21,000	32,747
	Senao International Co., Ltd.	10,000	9,579
	Sesoda Corp.	18,144	13,686
	Shan-Loong Transportation Co., Ltd.	14,000	14,111
	Shihlin Electric & Engineering Corp.	64,000	99,567
*	Shin Kong Financial Holding Co., Ltd.	1,821,137	529,221
*	Shining Building Business Co., Ltd.	68,330	22,006
	Shinkong Insurance Co., Ltd.	38,000	44,461

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Shinkong Synthetic Fibers Corp.	285,000	$108,475
*	Shuttle, Inc.	55,000	17,777
	Sigurd Microelectronics Corp.	85,726	127,562
*	Silicon Integrated Systems Corp.	90,000	38,132
	Sincere Navigation Corp.	48,410	23,602
	Sinher Technology, Inc.	8,000	11,510
	Sinon Corp.	105,000	70,613
	SinoPac Financial Holdings Co., Ltd.	433,000	157,398
	Sinphar Pharmaceutical Co., Ltd.	20,000	28,672
	Sirtec International Co., Ltd.	16,000	14,519
	Siward Crystal Technology Co., Ltd.	28,000	21,896
	Soft-World International Corp.	2,000	6,903
	Solomon Technology Corp.	48,000	31,467
	Sunplus Technology Co., Ltd.	140,000	58,866
	Sunspring Metal Corp.	12,000	9,380
	Supreme Electronics Co., Ltd.	63,000	63,840
	Swancor Holding Co., Ltd.	21,000	75,259
	Sweeten Real Estate Development Co., Ltd.	15,400	11,583
	Syncmold Enterprise Corp.	17,000	46,055
	Synnex Technology International Corp.	317,000	473,506
	Sysage Technology Co., Ltd.	19,000	27,345
	Systex Corp.	17,000	47,034
	T3EX Global Holdings Corp.	18,000	17,868
	TA Chen Stainless Pipe	142,800	113,514
	Ta Ya Electric Wire & Cable	115,440	44,221
	Taichung Commercial Bank Co., Ltd.	425,772	170,052
	Taiflex Scientific Co., Ltd.	39,000	68,344
	Tainan Enterprises Co., Ltd.	18,000	11,280
	Tainan Spinning Co., Ltd.	244,000	91,603
	Taishin Financial Holding Co., Ltd.	362,000	164,976
	Taiwan Business Bank	1,438,080	496,083
	Taiwan Chinsan Electronic Industrial Co., Ltd.	13,000	15,653
	Taiwan Cogeneration Corp.	14,000	18,798
	Taiwan Fertilizer Co., Ltd.	183,000	348,870
	Taiwan Fire & Marine Insurance Co., Ltd.	54,000	36,212
	Taiwan FU Hsing Industrial Co., Ltd.	39,000	52,090
*	Taiwan Glass Industry Corp.	252,000	86,959
	Taiwan Hon Chuan Enterprise Co., Ltd.	58,000	105,933
	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	20,000	15,341
*	Taiwan Land Development Corp.	255,000	60,513
	Taiwan Navigation Co., Ltd.	92,000	48,927
	Taiwan PCB Techvest Co., Ltd.	53,000	66,635
	Taiwan Shin Kong Security Co., Ltd.	51,000	65,433
	Taiwan Styrene Monomer	64,000	32,258
	Taiwan TEA Corp.	152,000	86,416
	Taiyen Biotech Co., Ltd.	15,000	16,241
	Te Chang Construction Co., Ltd.	13,000	12,549
	Teco Electric and Machinery Co., Ltd.	430,000	399,675
	Test-Rite International Co., Ltd.	46,000	34,248
	Thinking Electronic Industrial Co., Ltd.	7,000	23,247
	Thye Ming Industrial Co., Ltd.	28,000	28,888
*	Ton Yi Industrial Corp.	154,000	47,662
	Tong Yang Industry Co., Ltd.	87,000	102,710
	Tong-Tai Machine & Tool Co., Ltd.	18,000	7,718
	TOPBI International Holdings, Ltd.	22,042	29,937
	Topco Technologies Corp.	6,000	12,874
	Topoint Technology Co., Ltd.	17,000	12,876
	Toung Loong Textile Manufacturing	37,000	34,161
*	TPK Holding Co., Ltd.	81,000	143,735

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Transcend Information, Inc.	39,000	$87,682
	TSRC Corp.	124,000	65,461
	Tung Ho Steel Enterprise Corp.	170,000	136,875
	TURVO International Co., Ltd.	14,000	31,007
	TYC Brother Industrial Co., Ltd.	38,000	28,885
*	Tycoons Group Enterprise	88,000	13,374
	Tyntek Corp.	60,000	27,721
	U-Ming Marine Transport Corp.	105,000	99,456
	Unimicron Technology Corp.	293,000	643,680
	Union Bank Of Taiwan	271,566	96,426
	Unitech Computer Co., Ltd.	19,000	17,775
	Unitech Printed Circuit Board Corp.	134,000	115,848
	United Orthopedic Corp.	10,000	11,660
*	United Renewable Energy Co., Ltd.	519,303	160,133
*	Unity Opto Technology Co., Ltd.	46,000	4,852
	Universal Cement Corp.	68,000	39,705
*	Unizyx Holding Corp.	81,000	47,108
	UPC Technology Corp.	149,316	47,909
	USI Corp.	207,000	81,259
	Utechzone Co., Ltd.	8,000	13,785
	Ve Wong Corp.	24,000	24,668
	Wafer Works Corp.	79,000	100,330
	Wah Lee Industrial Corp.	33,000	61,620
	Walsin Lihwa Corp.	409,000	200,102
*	Walton Advanced Engineering, Inc.	49,000	16,177
	Wan Hai Lines, Ltd.	156,000	92,725
	Wei Chuan Foods Corp.	79,000	54,228
	Weikeng Industrial Co., Ltd.	69,946	40,617
	Well Shin Technology Co., Ltd.	9,000	13,912
	Weltrend Semiconductor	18,000	18,287
	Winbond Electronics Corp.	764,000	341,832
	Wisdom Marine Lines Co., Ltd.	96,221	71,036
	Wistron Corp.	675,000	790,892
	Wistron NeWeb Corp.	65,000	142,948
	Wowprime Corp.	12,000	29,225
	WPG Holdings, Ltd.	194,000	263,903
	WT Microelectronics Co., Ltd.	92,000	131,876
	WUS Printed Circuit Co., Ltd.	31,500	34,550
	Xxentria Technology Materials Corp.	36,000	62,334
*	Yang Ming Marine Transport Corp.	349,000	75,141
	YC INOX Co., Ltd.	90,000	71,163
*	Yea Shin International Development Co., Ltd.	36,000	18,339
	Yem Chio Co., Ltd.	56,700	22,368
	Yeong Guan Energy Technology Group Co., Ltd.	15,000	47,735
	YFY, Inc.	234,000	109,222
	Yi Jinn Industrial Co., Ltd.	23,000	10,369
	Yieh Phui Enterprise Co., Ltd.	192,780	54,613
	Yonyu Plastics Co., Ltd.	12,000	13,389
	Youngtek Electronics Corp.	21,000	49,432
	Yuanta Futures Co., Ltd.	23,000	43,173
*	Yulon Motor Co., Ltd.	216,000	174,997
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	31,431
	Yungshin Construction & Development Co., Ltd.	22,000	25,152
	Zeng Hsing Industrial Co., Ltd.	7,000	31,679
	Zenitron Corp.	27,000	17,145
	Zhen Ding Technology Holding, Ltd.	74,000	341,147
*	Zig Sheng Industrial Co., Ltd.	151,000	35,114
*	Zinwell Corp.	56,000	35,665

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ZongTai Real Estate Development Co., Ltd.	27,000	$33,536
TOTAL TAIWAN			31,544,696
THAILAND — (2.9%)
	Advanced Information Technology PCL, Class F	26,600	14,672
	AEON Thana Sinsap Thailand PCL	10,700	37,059
	Alucon PCL	2,100	9,967
	Amata Corp. PCL	143,200	68,885
	Ananda Development PCL	309,500	14,491
	AP Thailand PCL	293,300	57,846
*	Asia Aviation PCL	531,700	30,863
	Asia Plus Group Holdings PCL	195,300	10,835
	Asia Sermkij Leasing PCL	24,700	13,466
	Bangchak Corp. PCL	207,100	128,846
	Bangkok Airways PCL	83,900	15,336
	Bangkok Insurance PCL	12,500	113,846
	Bangkok Land PCL	1,828,300	61,564
	Bangkok Life Assurance PCL	79,400	41,250
	Banpu PCL	908,900	161,770
	Cal-Comp Electronics Thailand PCL, Class F	528,800	32,051
	CH Karnchang PCL	151,400	88,852
	CIMB Thai Bank PCL	4,286,700	79,733
*	COL PCL	44,700	22,649
*	Country Group Development PCL	1,002,600	19,292
	Dhipaya Insurance PCL	38,300	35,619
	Eastern Polymer Group PCL, Class F	97,400	15,243
	Eastern Power Group PCL	112,400	15,283
	Eastern Water Resources Development and Management PCL, Class F	91,200	28,955
	Erawan Group PCL (The)	339,500	36,147
*	Esso Thailand PCL	190,000	46,308
	Frasers Property Thailand PCL	9,085	3,117
	GFPT PCL	94,100	40,136
	Global Green Chemicals PCL, Class F	42,800	12,628
*	Group Lease PCL	286,800	29,984
	Hana Microelectronics PCL	79,900	92,885
*	ICC International PCL	9,300	8,873
	Ichitan Group PCL	161,200	45,751
	IRPC PCL	1,887,900	153,781
*	Italian-Thai Development PCL	1,129,400	38,030
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	11,163
	KCE Electronics PCL	14,500	13,020
	KGI Securities Thailand PCL	205,600	22,418
	Khon Kaen Sugar Industry PCL	125,300	8,037
	Kiatnakin Bank PCL	47,300	58,779
	Lalin Property PCL	79,100	11,263
	LH Financial Group PCL	591,900	18,792
*	Loxley PCL	304,700	14,950
	LPN Development PCL	181,500	28,404
	MBK PCL	137,900	52,184
*	MCOT PCL	37,100	5,711
	MCS Steel PCL	39,600	17,017
*	Minor International PCL	496,799	289,962
*	Nusasiri PCL	1,661,900	17,588
	Origin Property PCL, Class F	71,000	15,028
	Platinum Group PCL (The), Class F	104,400	8,437
	Polyplex Thailand PCL	55,700	41,798
	Power Solution Technologies PCL, Class F	87,880	4,678
*	Precious Shipping PCL	146,100	25,066
	Property Perfect PCL	864,710	11,092

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Pruksa Holding PCL	61,400	$22,250
	Quality Houses PCL	1,784,300	121,309
	Rojana Industrial Park PCL	217,500	29,993
	Saha Pathana Inter-Holding PCL	13,500	26,517
	Saha Pathanapibul PCL	16,100	29,688
	Saha-Union PCL	21,500	23,098
	Samart Corp. PCL	89,100	14,287
	Sansiri PCL	3,155,500	71,848
	SC Asset Corp. PCL	297,500	21,753
	Siam City Cement PCL	12,989	62,899
	Siam Future Development PCL	205,140	28,157
	Siamgas & Petrochemicals PCL	137,400	39,216
	Singha Estate PCL	555,700	29,048
	Sino-Thai Engineering & Construction PCL	131,600	62,461
	Somboon Advance Technology PCL	53,100	18,050
	SPCG PCL	74,000	43,903
*	Sri Trang Agro-Industry PCL	111,500	90,287
	Star Petroleum Refining PCL	215,300	47,986
	STP & I PCL	174,900	23,670
	Supalai PCL	334,600	175,978
	Super Energy Corp. PCL	2,236,200	63,825
	Syntec Construction PCL	124,600	6,154
	Thai Oil PCL	166,200	223,856
	Thai Rayon PCL	1,800	1,501
*	Thai Reinsurance PCL	381,800	12,611
	Thai Stanley Electric PCL	4,800	24,552
	Thai Union Group PCL, Class F	671,200	288,434
	Thaicom PCL	118,200	20,469
	Thanachart Capital PCL	55,100	61,404
	Thitikorn PCL	28,100	6,668
	Thoresen Thai Agencies PCL	239,200	23,166
	Tisco Financial Group PCL	33,500	69,831
	TKS Technologies PCL	47,500	8,530
	TMB Bank PCL	3,975,313	121,111
*	TMT Steel PCL	57,900	7,799
	TPI Polene PCL	1,523,200	62,525
	TPI Polene Power PCL	430,300	55,198
	True Corp. PCL	2,354,500	253,704
*	U City PCL, Class F	1,041,600	48,769
	Unique Engineering & Construction PCL	70,300	11,498
	Univanich Palm Oil PCL	72,000	10,252
	Univentures PCL	109,300	10,445
	Vinythai PCL	48,600	37,094
	WHA Corp. PCL	919,400	94,940
	Workpoint Entertainment PCL	22,300	7,080
TOTAL THAILAND			4,815,214
TURKEY — (1.1%)
	Aksa Akrilik Kimya Sanayii A.S.	22,276	23,710
*	Aksa Enerji Uretim A.S.	34,262	26,994
*	Alarko Holding A.S.	45,997	35,880
*	Albaraka Turk Katilim Bankasi A.S.	217,318	49,466
	Anadolu Anonim Turk Sigorta Sirketi	23,246	21,276
	Anadolu Cam Sanayii A.S.	36,374	25,510
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	37,190	103,017
*	Arcelik A.S.	36,049	119,405
*	Bera Holding A.S.	69,189	81,805
*	Cimsa Cimento Sanayi VE Ticaret A.S.	9,985	16,711
	Coca-Cola Icecek A.S.	14,655	94,253

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Dogan Sirketler Grubu Holding A.S.	222,832	$67,312
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	22,452	20,262
#*	Global Yatirim Holding A.S.	33,214	22,314
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	35,285	28,733
	GSD Holding A.S.	115,760	42,709
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	74,160	47,110
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	199,583	85,382
	Kordsa Teknik Tekstil A.S.	8,668	14,797
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	15,219	31,109
*	NET Holding A.S.	83,578	30,209
	Nuh Cimento Sanayi A.S.	7,715	19,564
*	Pegasus Hava Tasimaciligi A.S.	3,703	25,253
*	Petkim Petrokimya Holding A.S.	45,394	25,409
#	Polisan Holding A.S.	69,604	32,946
*	Sekerbank Turk A.S.	54,024	11,476
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	26,314	32,025
	Soda Sanayii A.S.	101,478	94,980
	TAV Havalimanlari Holding A.S.	35,534	84,741
	Tekfen Holding A.S.	23,551	51,426
	Trakya Cam Sanayii A.S.	123,072	66,693
#*	Turkiye Halk Bankasi A.S.	131,320	104,015
*	Turkiye Sinai Kalkinma Bankasi A.S.	279,313	45,360
	Turkiye Sise ve Cam Fabrikalari A.S.	145,758	120,430
#*	Vestel Elektronik Sanayi ve Ticaret A.S.	15,167	38,072
TOTAL TURKEY			1,740,354
UNITED ARAB EMIRATES — (0.3%)
*	Ajman Bank PJSC	63,328	10,206
	Aldar Properties PJSC	382,141	181,566
	Amanat Holdings PJSC	10,700	2,483
*	Bank of Sharjah	60,711	8,760
*	DAMAC Properties Dubai Co. PJSC	192,582	47,645
	Dana Gas PJSC	237,104	46,617
*	Deyaar Development PJSC	187,398	13,857
	Dubai Financial Market PJSC	138,440	30,505
	Dubai Investments PJSC	149,342	47,097
*	DXB Entertainments PJSC	374,808	12,484
*	Eshraq Investments PJSC	192,639	17,976
*	Manazel Real Estate PJSC	121,221	10,904
	National Bank of Ras Al-Khaimah PSC (The)	11,760	11,010
	RAK Properties PJSC	104,915	10,711
	Ras Al Khaimah Ceramics	25,685	9,186
TOTAL UNITED ARAB EMIRATES			461,007
TOTAL COMMON STOCKS			162,451,461
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
	Banco ABC Brasil SA	26,460	71,317
	Banco do Estado do Rio Grande do Sul SA, Class B	43,900	120,005
	Braskem SA, Class A	7,000	30,595
	Cia Ferro Ligas da Bahia - FERBASA	9,800	33,778
*	Eucatex SA Industria e Comercio	6,900	8,333
	Gerdau SA	158,000	528,529
	Marcopolo SA	102,594	58,608
	Randon SA Implementos e Participacoes	40,000	90,098
	Unipar Carbocloro SA	13,493	70,743

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	100,000	$155,850
TOTAL BRAZIL			1,167,856
COLOMBIA — (0.1%)
	Grupo de Inversiones Suramericana SA	11,036	48,247
TOTAL PREFERRED STOCKS			1,216,103
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	21,768	0
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	946	196
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	44,404	43,477
TOTAL INDIA			43,673
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	11,800	18,915
*	Sun International, Ltd. Rights 08/07/20	5,817	41
TOTAL SOUTH AFRICA			18,956
SOUTH KOREA — (0.0%)
*	SBW, Inc. Rights 08/10/20	16,304	3,202
TOTAL RIGHTS/WARRANTS			65,831
TOTAL INVESTMENT SECURITIES (Cost $163,569,597)			163,733,395

			Value†
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	29,282	338,826
TOTAL INVESTMENTS — (100.0%)
(Cost $163,908,278)^^			$164,072,221
As of July 31, 2020, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	11	09/18/20	$1,667,095	$1,794,925	$127,830
Total Futures Contracts			$1,667,095	$1,794,925	$127,830
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$91,550	—	$91,550
Brazil	$7,707,736	—	—	7,707,736

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$74,449	—	—	$74,449
Chile	912,101	—	—	912,101
China	2,776,467	$43,505,818	—	46,282,285
Colombia	305,270	—	—	305,270
Greece	—	272,288	—	272,288
Hong Kong	98	64,888	—	64,986
India	28,221	17,292,110	—	17,320,331
Indonesia	—	2,518,297	—	2,518,297
Malaysia	—	3,898,413	—	3,898,413
Mexico	3,918,690	—	—	3,918,690
Philippines	1,132	1,280,273	—	1,281,405
Poland	—	1,859,928	—	1,859,928
Qatar	—	1,375,819	—	1,375,819
Russia	1,393,368	133,605	—	1,526,973
Saudi Arabia	—	2,929,806	—	2,929,806
South Africa	558,833	6,312,132	—	6,870,965
South Korea	38,172	24,640,726	—	24,678,898
Taiwan	—	31,544,696	—	31,544,696
Thailand	4,815,214	—	—	4,815,214
Turkey	—	1,740,354	—	1,740,354
United Arab Emirates	—	461,007	—	461,007
Preferred Stocks
Brazil	1,167,856	—	—	1,167,856
Colombia	48,247	—	—	48,247
Rights/Warrants
India	—	43,673	—	43,673
South Africa	—	18,956	—	18,956
South Korea	—	3,202	—	3,202
Securities Lending Collateral	—	338,826	—	338,826
Futures Contracts**	127,830	—	—	127,830
TOTAL	$23,873,684	$140,326,367	—	$164,200,051
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (5.6%)
Federal Farm Credit Bank
	2.630%, 08/03/26		1,000	$1,125,268
Federal Home Loan Bank
	3.125%, 09/12/25		3,000	3,401,440
	3.250%, 06/09/28		4,400	5,230,508
#	3.250%, 11/16/28		1,500	1,799,829
	2.125%, 12/14/29		500	557,095
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,200	3,340,459
	6.750%, 03/15/31		1,200	1,898,429
	6.250%, 07/15/32		900	1,425,678
Federal National Mortgage Association
	6.250%, 05/15/29		2,900	4,219,408
	7.125%, 01/15/30		650	1,016,981
	6.625%, 11/15/30		1,150	1,787,965
TOTAL AGENCY OBLIGATIONS				25,803,060
BONDS — (90.6%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.
	0.750%, 09/29/26	EUR	300	371,319
Commonwealth Bank of Australia
	1.125%, 01/18/28	EUR	1,000	1,279,843
National Australia Bank, Ltd.
	1.375%, 08/30/28	EUR	1,800	2,341,867
Queensland Treasury Corp.
Ω	1.750%, 08/21/31	AUD	6,000	4,406,545
Ω	1.750%, 07/20/34	AUD	3,000	2,130,232
Telstra Corp., Ltd.
	1.375%, 03/26/29	EUR	115	147,834
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	14,000	10,558,790
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,826,340
Westpac Banking Corp.
	2.125%, 05/02/25	GBP	700	974,692
TOTAL AUSTRALIA				24,037,462
AUSTRIA — (0.4%)
Republic of Austria Government Bond
Ω	0.750%, 10/20/26	EUR	1,600	2,038,835
			Face Amount^	Value†
			(000)

BELGIUM — (1.7%)
	Anheuser-Busch InBev SA
	2.250%, 05/24/29	GBP	1,450	$2,009,025
	Dexia Credit Local SA
	1.000%, 10/18/27	EUR	1,250	1,589,144
	Kingdom of Belgium Government Bond
	5.500%, 03/28/28	EUR	1,700	2,916,717
Ω	1.000%, 06/22/31	EUR	500	663,606
	1.250%, 04/22/33	EUR	600	826,560
	TOTAL BELGIUM			8,005,052
CANADA — (10.0%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	999,268
	Bank of Montreal
	1.900%, 08/27/21		2,000	2,034,520
	Bank of Nova Scotia (The)
	2.620%, 12/02/26	CAD	3,000	2,449,565
	Brookfield Finance, Inc.
	4.850%, 03/29/29		800	960,636
	CPPIB Capital, Inc.
	2.000%, 11/01/29		2,000	2,197,662
	1.500%, 03/04/33	EUR	1,850	2,525,175
	Province of Alberta Canada
	3.300%, 03/15/28		4,500	5,256,973
	3.900%, 12/01/33	CAD	3,700	3,468,434
	Province of Manitoba Canada
	3.250%, 09/05/29	CAD	800	698,723
	Province of Ontario Canada
	2.600%, 09/08/23	CAD	2,500	1,986,450
	6.500%, 03/08/29	CAD	1,500	1,604,718
	2.000%, 10/02/29		500	541,904
	6.200%, 06/02/31	CAD	1,500	1,675,527
	5.850%, 03/08/33	CAD	1,800	2,023,050
	5.600%, 06/02/35	CAD	1,500	1,716,178
	Province of Quebec Canada
	2.750%, 04/12/27		4,000	4,496,987
	0.000%, 10/15/29	EUR	1,000	1,175,910
	Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	6,500	7,311,281
	Thomson Reuters Corp.
	3.350%, 05/15/26		500	550,654
	Toronto-Dominion Bank (The)
	0.625%, 07/20/23	EUR	1,700	2,046,756
	TOTAL CANADA			45,720,371
DENMARK — (0.4%)
	Danske Bank A.S.
Ω	4.375%, 06/12/28		1,000	1,146,910

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

DENMARK — (Continued)
	Denmark Government Bond
Ω	0.500%, 11/15/29	DKK	4,000	$685,594
	TOTAL DENMARK			1,832,504
FINLAND — (0.6%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	600	829,450
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	800	1,096,363
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	800	963,764
	TOTAL FINLAND			2,889,577
FRANCE — (6.3%)
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	600	804,245
	Agence Francaise de Developpement EPIC
	1.500%, 10/31/34	EUR	2,800	3,822,943
	BNP Paribas SA
	1.625%, 02/23/26	EUR	800	1,036,712
	BPCE SA
	0.875%, 01/31/24	EUR	700	839,259
	Credit Agricole SA
	2.375%, 05/20/24	EUR	800	1,030,260
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	3,900	5,394,523
	Orange SA
	8.125%, 01/28/33	EUR	500	1,093,461
	Pernod Ricard SA
	1.500%, 05/18/26	EUR	600	755,253
	Sanofi
	3.625%, 06/19/28		2,000	2,365,537
	SNCF Reseau
	5.250%, 12/07/28	GBP	1,000	1,774,082
	5.000%, 10/10/33	EUR	3,000	5,691,322
	Societe Generale SA
	1.375%, 01/13/28	EUR	900	1,097,007
	Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,697,872
	Unedic Asseo
	1.250%, 05/25/33	EUR	500	673,115
	TOTAL FRANCE			29,075,591
GERMANY — (4.4%)
	BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,797,704
	BMW US Capital LLC
	1.000%, 04/20/27	EUR	900	1,117,404
	Daimler AG
	1.375%, 05/11/28	EUR	900	1,107,617
	1.125%, 08/08/34	EUR	500	583,498
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
	Deutsche Bahn Finance GMBH
	1.125%, 12/18/28	EUR	1,000	$1,279,598
	2.750%, 03/19/29	EUR	107	154,160
	Deutsche Telekom International Finance B.V.
	2.000%, 12/01/29	EUR	500	670,601
	Deutsche Telekom International Finance BV
	1.375%, 01/30/27	EUR	800	1,013,160
	Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	298,000	3,175,522
	5.750%, 06/07/32	GBP	1,000	2,088,106
	Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)	0.426%, 09/27/21		1,000	1,000,730
	Landwirtschaftliche Rentenbank
	2.000%, 01/13/25		800	858,579
	NRW Bank
	0.750%, 06/30/28	EUR	1,000	1,275,155
	Siemens Financieringsmaatschappij NV
	1.000%, 09/06/27	EUR	800	1,006,564
	State of North Rhine-Westphalia Germany
	0.950%, 03/13/28	EUR	2,500	3,235,801
	TOTAL GERMANY			20,364,199
IRELAND — (0.5%)
	Ireland Government Bond
	1.000%, 05/15/26	EUR	400	510,666
	0.900%, 05/15/28	EUR	700	902,695
	Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		1,000	1,065,784
	TOTAL IRELAND			2,479,145
ITALY — (0.6%)
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,589,201
	1.750%, 07/04/29	EUR	800	970,537
	TOTAL ITALY			2,559,738
JAPAN — (3.3%)
	Honda Canada Finance, Inc.
	3.444%, 05/23/25	CAD	500	409,418
	Japan Government Twenty Year Bond
	1.500%, 03/20/34	JPY	345,000	3,831,813

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
3.677%, 02/22/27		1,000	$1,136,072
3.741%, 03/07/29		1,000	1,157,697
Mizuho Financial Group, Inc.
2.839%, 09/13/26		600	649,826
0.402%, 09/06/29	EUR	2,252	2,612,646
Nomura Holdings, Inc.
3.103%, 01/16/30		400	432,156
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/26		1,000	1,142,815
3.446%, 01/11/27		600	673,026
Toyota Credit Canada, Inc.
2.700%, 01/25/23	CAD	4,000	3,114,920
TOTAL JAPAN			15,160,389
NETHERLANDS — (3.5%)
ABN AMRO Bank NV
1.000%, 04/16/25	EUR	800	992,098
Allianz Finance II BV
1.500%, 01/15/30	EUR	1,400	1,859,138
BNG Bank NV
5.200%, 12/07/28	GBP	1,500	2,707,796
3.300%, 04/26/29	AUD	3,000	2,516,455
Cooperatieve Rabobank UA
1.375%, 02/03/27	EUR	600	775,398
Heineken NV
1.375%, 01/29/27	EUR	1,000	1,266,841
ING Groep NV
3.950%, 03/29/27		1,500	1,747,883
1.375%, 01/11/28	EUR	900	1,147,703
Koninklijke KPN NV
5.000%, 11/18/26	GBP	500	773,858
Koninklijke Philips NV
1.375%, 05/02/28	EUR	800	1,025,168
Nederlandse Waterschapsbank NV
1.000%, 03/01/28	EUR	1,000	1,291,705
TOTAL NETHERLANDS			16,104,043
NORWAY — (0.5%)
Kommunalbanken A.S.
0.625%, 04/20/26	EUR	1,700	2,106,242
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
2.375%, 01/23/23		320	334,172
SPAIN — (0.8%)
Banco Santander SA
1.375%, 12/14/22	EUR	800	974,834
Santander Holdings USA, Inc.
4.500%, 07/17/25		950	1,048,436
		Face Amount^	Value†
		(000)

SPAIN — (Continued)
Santander UK Group Holdings P.L.C.
3.625%, 01/14/26	GBP	400	$573,912
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	960,568
TOTAL SPAIN			3,557,750
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (7.2%)
African Development Bank
0.500%, 03/21/29	EUR	1,000	1,245,683
Asian Development Bank
2.350%, 06/21/27	JPY	860,000	9,542,953
Council Of Europe Development Bank
0.625%, 01/30/29	EUR	800	1,018,492
European Bank for Reconstruction & Development
5.625%, 12/07/28	GBP	800	1,490,959
European Financial Stability Facility
0.625%, 10/16/26	EUR	1,700	2,139,236
European Investment Bank
2.150%, 01/18/27	JPY	530,800	5,750,567
5.625%, 06/07/32	GBP	2,000	4,117,511
European Stability Mechanism
1.200%, 05/23/33	EUR	600	824,072
European Union
1.250%, 04/04/33	EUR	500	688,649
International Bank for Reconstruction & Development
5.750%, 06/07/32	GBP	2,200	4,585,528
1.200%, 08/08/34	EUR	1,300	1,792,934
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,196,584
SWEDEN — (0.3%)
Swedbank AB
0.400%, 08/29/23	EUR	1,000	1,191,450
SWITZERLAND — (0.4%)
Credit Suisse AG
1.500%, 04/10/26	EUR	800	1,024,487
UBS Group AG
1.250%, 09/01/26	EUR	800	991,390
TOTAL SWITZERLAND			2,015,877
UNITED KINGDOM — (4.4%)
AstraZeneca P.L.C.
5.750%, 11/13/31	GBP	500	976,582
Barclays P.L.C.
4.375%, 01/12/26		1,000	1,139,460

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	3.250%, 01/17/33	GBP	400	$577,572
	British Telecommunications P.L.C.
	3.125%, 11/21/31	GBP	1,200	1,780,291
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	1,937,659
	Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	300	382,648
	Diageo Finance P.L.C.
	1.500%, 10/22/27	EUR	500	647,000
	GlaxoSmithKline Capital P.L.C.
	1.000%, 09/12/26	EUR	800	996,263
	5.250%, 12/19/33	GBP	600	1,179,225
	HSBC Holdings P.L.C.
	4.300%, 03/08/26		2,000	2,287,680
	Lloyds Banking Group P.L.C.
	1.500%, 09/12/27	EUR	900	1,136,093
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25		600	702,199
	Nationwide Building Society
	3.250%, 01/20/28	GBP	700	1,069,340
	Natwest Group P.L.C.
	4.800%, 04/05/26		700	824,201
	Unilever NV
	1.375%, 07/31/29	EUR	700	925,484
	United Kingdom Gilt
	4.500%, 09/07/34	GBP	800	1,648,837
	Vodafone Group P.L.C.
	1.875%, 11/20/29	EUR	600	796,233
	1.625%, 11/24/30	EUR	750	964,220
	TOTAL UNITED KINGDOM			19,970,987
UNITED STATES — (40.0%)
	Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	800	1,016,030
	AbbVie, Inc.
	4.250%, 11/14/28		600	725,561
Ω	2.125%, 06/01/29	EUR	800	1,048,538
	Activision Blizzard, Inc.
	3.400%, 06/15/27		1,000	1,131,517
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	826,326
	Aetna, Inc.
	3.500%, 11/15/24		693	765,116
	American Express Co.
	3.000%, 10/30/24		1,000	1,094,981
	American International Group, Inc.
	1.875%, 06/21/27	EUR	800	999,194
	American Water Capital Corp.
	2.950%, 09/01/27		800	898,145
	Amgen, Inc.
	4.000%, 09/13/29	GBP	700	1,136,835
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	2.300%, 02/25/31		1,000	$1,066,530
	Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	600	776,449
	Anthem, Inc.
	4.101%, 03/01/28		1,000	1,193,457
	Aon Corp.
	4.500%, 12/15/28		500	611,981
	3.750%, 05/02/29		500	586,368
	Aon P.L.C.
	2.875%, 05/14/26	EUR	500	661,135
	Apple, Inc.
	1.375%, 05/24/29	EUR	1,600	2,109,221
	3.050%, 07/31/29	GBP	1,300	2,065,448
	Applied Materials, Inc.
	3.300%, 04/01/27		1,000	1,158,109
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	1,090,904
	AT&T, Inc.
	5.200%, 11/18/33	GBP	500	891,268
	Autodesk, Inc.
	3.500%, 06/15/27		500	572,266
	Avnet, Inc.
	4.625%, 04/15/26		500	559,392
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		800	869,093
	Bank of America Corp.
	7.000%, 07/31/28	GBP	600	1,126,421
	Baxter International, Inc.
	2.600%, 08/15/26		1,000	1,108,431
	1.300%, 05/15/29	EUR	500	625,657
	Best Buy Co., Inc.
	4.450%, 10/01/28		800	945,467
	Biogen, Inc.
	4.050%, 09/15/25		900	1,040,544
	2.250%, 05/01/30		800	837,769
	BlackRock, Inc.
	1.250%, 05/06/25	EUR	600	746,688
	Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	616,561
	3.550%, 03/15/28		1,200	1,346,400
	Bristol-Myers Squibb Co.
	3.450%, 11/15/27		600	698,567
	Broadcom, Inc.
Ω	4.300%, 11/15/32		1,000	1,147,179
	Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	1,114,266
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	1,020,853
	CA, Inc.
	4.700%, 03/15/27		1,000	1,117,087
	Campbell Soup Co.
	4.150%, 03/15/28		600	705,152
	Capital One Financial Corp.
	3.750%, 03/09/27		600	674,347
	3.800%, 01/31/28		700	789,569

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.650%, 06/12/29	EUR	1,000	$1,195,078
	Cardinal Health, Inc.
	3.410%, 06/15/27		1,000	1,137,386
	Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	1,010,022
	0.875%, 12/15/29	EUR	1,500	1,792,451
	Cigna Corp.
	3.400%, 03/01/27		1,000	1,131,190
	4.375%, 10/15/28		1,000	1,207,481
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	800	1,027,495
	Citizens Bank N.A.
	3.700%, 03/29/23		900	970,000
	3.750%, 02/18/26		500	572,272
	CNA Financial Corp.
	3.950%, 05/15/24		900	991,050
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,000	2,282,635
	Coca Cola Co. (The)
	1.875%, 09/22/26	EUR	600	787,363
	Colgate-Palmolive Co.
	0.500%, 03/06/26	EUR	600	730,099
	Comcast Corp.
	5.500%, 11/23/29	GBP	600	1,092,974
	4.250%, 01/15/33		500	636,066
	Constellation Brands, Inc.
	3.600%, 02/15/28		1,000	1,135,635
	3.150%, 08/01/29		1,000	1,106,862
	Costco Wholesale Corp.
	3.000%, 05/18/27		700	798,544
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		500	565,587
	Darden Restaurants, Inc.
	3.850%, 05/01/27		1,000	1,038,298
	DH Europe Finance SA
	1.200%, 06/30/27	EUR	800	991,446
	Discover Financial Services
	4.500%, 01/30/26		800	919,372
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	800	974,126
	Dollar General Corp.
	4.150%, 11/01/25		600	698,550
	Dollar Tree, Inc.
	3.700%, 05/15/23		1,000	1,076,601
	Dover Corp.
	3.150%, 11/15/25		1,000	1,106,032
	DXC Technology Co.
	2.750%, 01/15/25	GBP	500	658,924
	4.750%, 04/15/27		500	561,018
	E*TRADE Financial Corp.
	4.500%, 06/20/28		1,000	1,176,737
	Eaton Vance Corp.
	3.500%, 04/06/27		477	526,624
	eBay, Inc.
	3.600%, 06/05/27		200	227,816
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	100	$121,727
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	623,195
	2.000%, 10/15/29	EUR	300	401,101
	Expedia Group, Inc.
	3.250%, 02/15/30		2,500	2,362,583
	FedEx Corp.
	1.625%, 01/11/27	EUR	700	856,128
	1.300%, 08/05/31	EUR	1,000	1,149,915
	4.900%, 01/15/34		594	775,690
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		300	325,992
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,754,056
	Flex, Ltd.
	4.875%, 06/15/29		1,000	1,153,085
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		1,000	1,118,151
	GATX Corp.
	3.500%, 03/15/28		600	638,919
	General Dynamics Corp.
	2.125%, 08/15/26		600	649,623
	General Mills, Inc.
	1.000%, 04/27/23	EUR	525	631,411
	Gilead Sciences, Inc.
	3.650%, 03/01/26		600	691,759
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	1,193,877
	Goldman Sachs Group, Inc. (The)
	7.125%, 08/07/25	GBP	600	1,015,122
	3.125%, 07/25/29	GBP	500	736,705
	3.000%, 02/12/31	EUR	1,000	1,432,296
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		1,000	1,065,384
	Hasbro, Inc.
	3.500%, 09/15/27		600	631,311
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,000	1,029,484
	Hewlett Packard Enterprise Co.
	4.900%, 10/15/25		900	1,040,226
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	1,078,083
	HP, Inc.
	3.400%, 06/17/30		3,000	3,231,068
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		500	531,940
	International Business Machines Corp.
	1.750%, 03/07/28	EUR	800	1,040,668

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Jabil, Inc.
	3.000%, 01/15/31		1,000	$1,014,347
	Johnson & Johnson
	2.900%, 01/15/28		500	570,693
	JPMorgan Chase & Co.
	3.625%, 05/13/24		378	419,489
	2.950%, 10/01/26		500	555,591
	3.500%, 12/18/26	GBP	400	609,442
	Juniper Networks, Inc.
#	3.750%, 08/15/29		2,000	2,299,000
	Kellogg Co.
	1.250%, 03/10/25	EUR	800	976,719
	Kroger Co. (The)
	7.500%, 04/01/31		600	877,430
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27		1,000	1,144,630
	Lam Research Corp.
	4.000%, 03/15/29		800	972,977
	Lear Corp.
	3.800%, 09/15/27		319	334,928
	Legg Mason, Inc.
	4.750%, 03/15/26		900	1,043,379
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	549,100
	Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,443,938
	Lincoln National Corp.
	3.050%, 01/15/30		1,000	1,098,397
	Loews Corp.
	3.750%, 04/01/26		600	688,771
	Markel Corp.
	3.500%, 11/01/27		800	891,771
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,483,973
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	1,036,740
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,680,665
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	786,966
	MetLife, Inc.
	6.500%, 12/15/32		500	765,840
	Micron Technology, Inc.
	4.663%, 02/15/30		800	961,979
	Microsoft Corp.
	2.400%, 08/08/26		500	550,475
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	800	927,140
	3.000%, 07/15/26		1,500	1,584,388
	Morgan Stanley
	1.375%, 10/27/26	EUR	800	996,452
	3.625%, 01/20/27		1,000	1,149,485
	Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	1,172,529
	Mylan NV
	2.250%, 11/22/24	EUR	800	997,815
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NVIDIA Corp.
3.200%, 09/16/26		600	$680,599
Oracle Corp.
3.400%, 07/08/24		2,000	2,204,024
O'Reilly Automotive, Inc.
3.600%, 09/01/27		600	693,549
PepsiCo, Inc.
0.875%, 07/18/28	EUR	900	1,127,921
Pfizer, Inc.
3.450%, 03/15/29		600	717,532
PPG Industries, Inc.
1.400%, 03/13/27	EUR	800	983,649
2.800%, 08/15/29		500	548,112
2.550%, 06/15/30		500	539,059
Principal Financial Group, Inc.
3.100%, 11/15/26		800	878,823
3.700%, 05/15/29		1,000	1,173,564
Procter & Gamble Co. (The)
1.200%, 10/30/28	EUR	1,000	1,299,162
Progressive Corp. (The)
6.250%, 12/01/32		500	754,322
Prudential Financial, Inc.
3.878%, 03/27/28		600	714,085
QUALCOMM, Inc.
3.450%, 05/20/25		1,000	1,125,290
Quest Diagnostics, Inc.
4.200%, 06/30/29		1,000	1,211,782
Reinsurance Group of America, Inc.
3.150%, 06/15/30		1,400	1,515,459
Roper Technologies, Inc.
4.200%, 09/15/28		1,000	1,208,781
Ryder System, Inc.
3.350%, 09/01/25		2,000	2,170,037
salesforce.com, Inc.
3.700%, 04/11/28		1,000	1,188,497
Sky, Ltd.
4.000%, 11/26/29	GBP	600	989,549
Starbucks Corp.
4.000%, 11/15/28		500	596,260
Stryker Corp.
3.650%, 03/07/28		1,000	1,175,527
Sysco Corp.
3.300%, 07/15/26		1,000	1,085,577
3.250%, 07/15/27		1,500	1,614,780
TD Ameritrade Holding Corp.
2.750%, 10/01/29		1,500	1,685,339
Thermo Fisher Scientific, Inc.
1.375%, 09/12/28	EUR	900	1,144,099
TWDC Enterprises 18 Corp.
2.758%, 10/07/24	CAD	1,000	788,861
United Parcel Service, Inc.
1.000%, 11/15/28	EUR	800	988,380
UnitedHealth Group, Inc.
3.875%, 12/15/28		1,000	1,207,077

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
US Bancorp
0.850%, 06/07/24	EUR	500	$602,539
Ventas Realty LP
4.125%, 01/15/26		2,000	2,216,754
Verizon Communications, Inc.
2.625%, 12/01/31	EUR	800	1,141,924
VF Corp.
0.625%, 09/20/23	EUR	700	833,980
2.800%, 04/23/27		2,900	3,127,641
ViacomCBS, Inc.
4.000%, 01/15/26		600	674,945
4.950%, 01/15/31		800	966,238
4.200%, 05/19/32		500	574,103
VMware, Inc.
4.650%, 05/15/27		1,000	1,144,699
3.900%, 08/21/27		1,400	1,541,694
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	973,952
Walmart, Inc.
5.750%, 12/19/30	GBP	1,000	1,956,685
5.625%, 03/27/34	GBP	1,600	3,320,797
Wells Fargo & Co.
3.000%, 10/23/26		600	658,194
1.000%, 02/02/27	EUR	900	1,076,376
Welltower, Inc.
3.100%, 01/15/30		2,000	2,105,069
Whirlpool Corp.
4.750%, 02/26/29		500	618,478
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	$764,872
TOTAL UNITED STATES			183,813,740
TOTAL BONDS			416,453,708
U.S. TREASURY OBLIGATIONS — (3.3%)
U.S. Treasury Notes
(r) 0.325%, 07/31/21		800	801,507
1.500%, 01/31/27		1,000	1,073,281
1.500%, 02/15/30		12,000	13,095,938
TOTAL U.S. TREASURY OBLIGATIONS			14,970,726
TOTAL INVESTMENT SECURITIES (Cost $416,663,774)			457,227,494

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	216,414	2,504,130
TOTAL INVESTMENTS — (100.0%)
(Cost $419,167,510)^^			$459,731,624

As of July 31, 2020, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	427,563	USD	299,413	State Street Bank and Trust	08/07/20	$6,062
Total Appreciation						$6,062
USD	48,696,310	GBP	39,197,362	Citibank, N.A.	08/06/20	$(2,613,593)
USD	582,587	GBP	455,477	Goldman Sachs International	08/06/20	(13,639)
USD	20,690,044	AUD	30,056,296	Citibank, N.A.	08/07/20	(783,849)
USD	28,296,064	CAD	37,822,094	Citibank, N.A.	08/10/20	(444,777)
USD	129,792,138	EUR	114,916,364	State Street Bank and Trust	08/10/20	(5,590,412)
USD	686,007	DKK	4,350,531	Citibank, N.A.	09/03/20	(2,593)
USD	22,091,872	JPY	2,369,677,310	State Street Bank and Trust	09/30/20	(309,987)
Total (Depreciation)						$(9,758,850)
Total Appreciation (Depreciation)						$(9,752,788)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$24,037,462	—	$24,037,462
Austria	—	2,038,835	—	2,038,835
Belgium	—	8,005,052	—	8,005,052
Canada	—	45,720,371	—	45,720,371
Denmark	—	1,832,504	—	1,832,504
Finland	—	2,889,577	—	2,889,577
France	—	29,075,591	—	29,075,591
Germany	—	20,364,199	—	20,364,199
Ireland	—	2,479,145	—	2,479,145
Italy	—	2,559,738	—	2,559,738
Japan	—	15,160,389	—	15,160,389
Netherlands	—	16,104,043	—	16,104,043
Norway	—	2,106,242	—	2,106,242
Singapore	—	334,172	—	334,172
Spain	—	3,557,750	—	3,557,750
Supranational Organization Obligations	—	33,196,584	—	33,196,584
Sweden	—	1,191,450	—	1,191,450
Switzerland	—	2,015,877	—	2,015,877
United Kingdom	—	19,970,987	—	19,970,987
United States	—	183,813,740	—	183,813,740
Agency Obligations	—	25,803,060	—	25,803,060
U.S. Treasury Obligations	—	14,970,726	—	14,970,726
Securities Lending Collateral	—	2,504,130	—	2,504,130
Forward Currency Contracts**	—	(9,752,788)	—	(9,752,788)
TOTAL	—	$449,978,836	—	$449,978,836
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Blue Mountain Community College District (GO) (SCH BD GTY)
4.000%, 06/15/23	185	$205,054
City of Beaverton Water Revenue (RB)
5.000%, 04/01/22	525	567,520
5.000%, 04/01/29	100	135,474
City of Bend Water Revenue (RB)
5.000%, 12/01/21	255	271,506
5.000%, 12/01/23	400	463,468
5.000%, 12/01/26	200	251,368
City of Cottage Grove (GO)
5.000%, 09/01/26	500	628,880
4.000%, 06/01/29	100	125,964
City of Eugene Electric Utility System Revenue (RB) Series A
4.000%, 08/01/22	150	161,574
5.000%, 08/01/24	125	148,351
City of Eugene Water Utility System Revenue (RB)
4.000%, 08/01/20	100	100,000
City of Lake Oswego (GO)
5.000%, 12/01/26	250	320,593
City of Newberg (GO)
4.000%, 12/01/25	100	118,302
City of Portland (GO) Series
5.000%, 06/15/23	100	113,879
City of Portland (GO) Series C Series
5.000%, 06/15/25	100	122,878
City of Portland (GO) Series A Series
5.000%, 03/01/26	100	124,028
City of Portland (GO) Series A Series A
5.000%, 06/15/24	1,080	1,280,178
City of Portland (GO) Series B Series B
5.000%, 06/15/23	500	569,395
5.000%, 06/15/26	100	126,814
City of Portland Sewer System Revenue (RB) Series A Series
5.000%, 05/01/24	260	306,732
City of Portland Sewer System Revenue (RB) Series A Series A
5.000%, 06/15/22	580	632,792
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/15/23	140	$159,387
5.000%, 10/01/23	225	259,286
5.000%, 06/15/27	700	882,595
City of Portland Water System Revenue (RB) Series A Series A
5.000%, 04/01/24	125	146,989
5.000%, 04/01/25	100	121,956
City of Redmond (GO) Series B Series B-
5.000%, 06/01/30	80	106,321
City of Salem (GO)
5.000%, 06/01/23	145	164,855
5.000%, 06/01/25	375	460,181
5.000%, 06/01/26	150	189,510
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	600	731,454
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	150	170,330
4.000%, 04/01/26	250	298,768
4.000%, 04/01/27	265	322,905
Clackamas Community College District (GO) Series B Series
4.000%, 06/15/25	110	129,270
Clackamas County (GO)
5.000%, 06/01/23	500	568,310
Clackamas County School District No. 7J Lake Oswego (GO) AGM
5.250%, 06/01/25	215	265,248
Clackamas County School District No. 86 Canby (GO) (SCH BD GTY) Series A Series A
5.000%, 06/15/23	50	56,755
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	100	115,976
5.000%, 12/01/26	230	294,448
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B Series
5.000%, 06/15/29	500	680,820
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	88,985

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
County of Clackamas (GO)
5.000%, 06/01/21	750	$780,300
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/26	515	650,357
Jackson County (GO)
4.000%, 06/01/23	135	149,437
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	380	479,374
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/22	170	188,421
5.000%, 11/01/23	785	907,381
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B Series
5.000%, 06/15/27	500	648,520
Multnomah County (GO)
5.000%, 06/01/24	650	768,501
5.000%, 06/01/29	250	324,637
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/23	200	227,758
5.000%, 06/15/24	155	183,401
5.000%, 06/15/25	750	919,545
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	350	365,256
Oregon State (GO) Series
5.000%, 05/01/24	400	472,720
5.000%, 06/01/24	350	414,988
5.000%, 06/01/24	500	592,840
Oregon State (GO) Series Series D
5.000%, 06/01/22	160	174,261
Oregon State (GO) Series Series G
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	100	104,818
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State (GO) Series K Series
5.000%, 11/01/26	340	$436,856
Oregon State (GO) Series A Series A
5.000%, 05/01/29	100	136,361
Oregon State (GO) Series H Series H
5.000%, 05/01/24	150	177,270
Oregon State (GO) (ETM) Series L Series L
5.000%, 05/01/21	140	145,062
Oregon State (GO) Series N Series N
5.000%, 08/01/23	250	286,558
Oregon State Department of Transportation (RB) Series A Series A
5.000%, 11/15/20	350	354,819
5.000%, 11/15/23	125	144,579
Oregon State Lottery (RB) Series A
¤ 5.250%, 04/01/27 (Pre-refunded @ $100, 4/1/21)	1,000	1,033,070
Portland Community College District (GO)
5.000%, 06/15/23	520	591,370
5.000%, 06/15/23	100	113,879
5.000%, 06/15/25	100	122,606
5.000%, 06/15/26	325	409,991
Salem-Keizer School District No. 24J (GO) (SCH BD GTY)
5.000%, 06/15/25	675	827,226
State of Oregon (GO) Series
5.000%, 06/01/28	150	200,358
State of Oregon (GO) Series P Series
5.000%, 11/01/20	100	101,186
State of Oregon (GO) Series A Series A
5.000%, 05/01/24	400	472,720
State of Oregon (GO) Series D Series D
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/3/20)	1,765	1,765,000
State of Oregon Series H Series H
5.000%, 08/01/23	105	120,354
State of Oregon (GO) Series H
5.000%, 06/01/25	215	264,418

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A Series A
5.000%, 11/15/25	520	$644,654
Tri-County Metropolitan Transportation District of Oregon (RB) Series A Series
5.000%, 09/01/22	725	798,080
5.000%, 09/01/23	325	373,370
5.000%, 09/01/24	435	519,764
Tri-County Metropolitan Transportation District of Oregon (RB) Series A Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	750	825,000
5.000%, 09/01/29	395	501,125
Tualatin Hills Park & Recreation District (GO)
3.000%, 06/01/22	225	236,768
5.000%, 06/01/22	200	217,826
4.000%, 06/01/26	110	132,229
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	140	181,432
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B Series B
¤ 4.000%, 06/15/24 (Pre-refunded @ $100, 6/15/22)	300	321,198
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D Series D
5.000%, 06/15/24	200	$236,646
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	345	422,618
Washington County (GO)
5.000%, 03/01/25	510	617,834
5.000%, 03/01/26	380	474,141
Washington County Clean Water Services (RB)
5.000%, 10/01/23	310	357,343
5.000%, 10/01/24	225	269,561
TOTAL MUNICIPAL BONDS Cost ($35,322,520)		36,174,886
TOTAL INVESTMENTS — (100.0%)
(Cost $35,322,520)^^		$36,174,886

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$36,174,886	—	$36,174,886
TOTAL	—	$36,174,886	—	$36,174,886

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2020, the Fund consisted of one hundred and five operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available

(including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2020, the DFA Commodity Strategy Portfolio held $262,092,178 in the Subsidiary, representing 22.94% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$411,088
U.S. Large Cap Value Portfolio	16,161,387
U.S. Targeted Value Portfolio	9,844,755
U.S. Small Cap Value Portfolio	11,039,000
U.S. Core Equity 1 Portfolio	15,433,525
U.S. Core Equity 2 Portfolio	17,051,491
U.S. Vector Equity Portfolio	2,633,443
U.S. Small Cap Portfolio	12,563,299
U.S. Micro Cap Portfolio	4,384,540
DFA Real Estate Securities Portfolio	7,071,802
Large Cap International Portfolio	4,553,691
International Core Equity Portfolio	25,683,967
International Small Company Portfolio	10,577,093
Global Small Company Portfolio	43,759
Japanese Small Company Portfolio	450,380
Asia Pacific Small Company Portfolio	381,223
United Kingdom Small Company Portfolio	20,405
Continental Small Company Portfolio	552,115
DFA International Real Estate Securities Portfolio	6,727,460
DFA Global Real Estate Securities Portfolio	7,805,024
DFA International Small Cap Value Portfolio	11,849,949
International Vector Equity Portfolio	2,782,141
World ex U.S. Value Portfolio	244,420
World ex U.S. Targeted Value Portfolio	568,803
World ex U.S. Core Equity Portfolio	3,416,530
Selectively Hedged Global Equity Portfolio	234,215
Emerging Markets Portfolio	4,269,433
Emerging Markets Small Cap Portfolio	5,228,343

Federal Tax Cost
Emerging Markets Value Portfolio	$14,282,034
Emerging Markets Core Equity Portfolio	21,771,251
U.S. Large Cap Equity Portfolio	1,272,823
DFA Commodity Strategy Portfolio	2,245,027
DFA One-Year Fixed Income Portfolio	7,202,039
DFA Two-Year Global Fixed Income Portfolio	5,204,827
DFA Selectively Hedged Global Fixed Income Portfolio	1,141,763
DFA Short-Term Government Portfolio	2,719,857
DFA Five-Year Global Fixed Income Portfolio	13,330,542
DFA World ex U.S. Government Fixed Income Portfolio	1,422,265
DFA Intermediate Government Fixed Income Portfolio	5,084,807
DFA Short-Term Extended Quality Portfolio	6,045,154
DFA Intermediate-Term Extended Quality Portfolio	1,891,147
DFA Targeted Credit Portfolio	803,198
DFA Investment Grade Portfolio	9,739,979
DFA Inflation-Protected Securities Portfolio	4,729,838
DFA Short-Term Municipal Bond Portfolio	2,656,010
DFA Intermediate-Term Municipal Bond Portfolio	1,928,855
DFA California Short-Term Municipal Bond Portfolio	1,068,809
DFA California Intermediate-Term Municipal Bond Portfolio	517,138
DFA NY Municipal Bond Portfolio	106,458
Dimensional Retirement Income Fund	28,221
Dimensional 2045 Target Date Retirement Income Fund	53,637
Dimensional 2050 Target Date Retirement Income Fund	39,764
Dimensional 2055 Target Date Retirement Income Fund	22,519
Dimensional 2060 Target Date Retirement Income Fund	18,689
Dimensional 2065 Target Date Retirement Income Fund	756
Dimensional 2010 Target Date Retirement Income Fund	14,302
Dimensional 2015 Target Date Retirement Income Fund	34,972
Dimensional 2020 Target Date Retirement Income Fund	104,497
Dimensional 2025 Target Date Retirement Income Fund	133,529
Dimensional 2030 Target Date Retirement Income Fund	122,392
Dimensional 2035 Target Date Retirement Income Fund	94,744
Dimensional 2040 Target Date Retirement Income Fund	79,564
DFA Short-Duration Real Return Portfolio	1,398,976
DFA Municipal Real Return Portfolio	785,023
DFA Municipal Bond Portfolio	483,185
World Core Equity Portfolio	695,574
DFA LTIP Portfolio	199,607
U.S. Social Core Equity 2 Portfolio	890,449
U.S. Sustainability Core 1 Portfolio	2,275,269
U.S. Sustainability Targeted Value Portfolio	66,626
International Sustainability Core 1 Portfolio	1,988,258
International Social Core Equity Portfolio	1,280,845
Global Social Core Equity Portfolio	74,935
Emerging Markets Social Core Equity Portfolio	1,243,770
Tax-Managed U.S. Marketwide Value Portfolio	2,423,386
Tax-Managed U.S. Equity Portfolio	1,806,930

Federal Tax Cost
Tax-Managed U.S. Targeted Value Portfolio	$3,138,957
Tax-Managed U.S. Small Cap Portfolio	1,869,166
T.A. U.S. Core Equity 2 Portfolio	5,435,391
Tax-Managed DFA International Value Portfolio	2,679,737
T.A. World ex U.S. Core Equity Portfolio	2,973,712
VA U.S. Targeted Value Portfolio	368,551
VA U.S. Large Value Portfolio	439,869
VA International Value Portfolio	366,002
VA International Small Portfolio	264,228
VA Short-Term Fixed Portfolio	341,248
VA Global Bond Portfolio	402,303
VIT Inflation-Protected Securities Portfolio	159,225
VA Global Moderate Allocation Portfolio	125,008
U.S. Large Cap Growth Portfolio	1,652,857
U.S. Small Cap Growth Portfolio	598,757
International Large Cap Growth Portfolio	469,622
International Small Cap Growth Portfolio	208,747
DFA Social Fixed Income Portfolio	373,489
DFA Diversified Fixed Income Portfolio	1,260,021
U.S. High Relative Profitability Portfolio	2,682,420
International High Relative Profitability Portfolio	1,197,297
VA Equity Allocation Portfolio	78,236
DFA MN Municipal Bond Portfolio	70,061
DFA California Municipal Real Return Portfolio	150,251
DFA Global Core Plus Fixed Income Portfolio	1,885,841
Emerging Markets Sustainability Core 1 Portfolio	541,746
Emerging Markets Targeted Value Portfolio	164,218
DFA Global Sustainability Fixed Income Portfolio	419,167
DFA Oregon Municipal Bond Portfolio	35,323
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.